UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
2/28/2026
Date of reporting period:
8/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares 10+ Year Investment Grade Corporate Bond ETF
IGLB | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10+ Year Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$2,461,765,561
Number of Portfolio Holdings	3,773
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of August 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	3.0%
Aa	11.4%
A	42.0%
Baa	40.6%
Ba	1.5%
Not Rated	1.5%
Maturity allocation
Maturity	Percent of Total Investments(a)
10-15 Years	16.8%
15-20 Years	21.4%
More than 20 Years	61.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 10+ Year Investment Grade Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2025
IGLB-08/25-SAR

iShares 1-5 Year Investment Grade Corporate Bond ETF
IGSB | NASDAQ
Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares 1-5 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-5 Year Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$21,428,051,177
Number of Portfolio Holdings	4,388
Portfolio Turnover Rate	15%
What did the Fund invest in?
(as of August 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.1%
Aa	9.6%
A	44.0%
Baa	41.5%
Ba	1.8%
Not Rated	2.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-2 Years	22.3%
2-3 Years	25.5%
3-4 Years	22.4%
4-5 Years	24.0%
5-6 Years	5.0%
6-7 Years	0.2%
7-8 Years	0.2%
8-9 Years	0.1%
9-10 Years	0.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 1-5 Year Investment Grade Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2025
IGSB-08/25-SAR

iShares 5-10 Year Investment Grade Corporate Bond ETF
IGIB | NASDAQ
Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 5-10 Year Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$16,186,993,594
Number of Portfolio Holdings	2,885
Portfolio Turnover Rate	15%
What did the Fund invest in?
(as of August 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.7%
Aa	6.8%
A	41.2%
Baa	47.1%
Ba	1.7%
Not Rated	2.5%
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	92.0%
10-15 Years	6.1%
15-20 Years	0.1%
More than 20 Years	1.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 5-10 Year Investment Grade Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2025
IGIB-08/25-SAR

iShares Broad USD Investment Grade Corporate Bond ETF
USIG | NASDAQ
Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$14,722,334,781
Number of Portfolio Holdings	11,037
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of August 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.5%
Aa	9.2%
A	42.8%
Baa	43.0%
Ba	1.6%
Not Rated	1.9%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	39.8%
5-10 Years	27.7%
10-15 Years	7.0%
15-20 Years	6.7%
More than 20 Years	18.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Broad USD Investment Grade Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2025
USIG-08/25-SAR

iShares Core 10+ Year USD Bond ETF
ILTB | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares Core 10+ Year USD Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 10+ Year USD Bond ETF	$3	0.06%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$572,840,110
Number of Portfolio Holdings	3,730
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of August 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	47.3%
Aa	7.3%
A	19.3%
Baa	21.3%
Ba	2.5%
B	0.6%
Caa	0.7%
Ca	0.1%
Not Rated	0.9%
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	45.5%
U.S. Government & Agency Obligations	45.4%
Foreign Government Obligations	7.4%
Municipal Debt Obligations	1.7%
Asset-Backed Securities	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core 10+ Year USD Bond ETF
Semi-Annual Shareholder Report — August 31, 2025
ILTB-08/25-SAR

iShares Core 5-10 Year USD Bond ETF
IMTB | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares Core 5-10 Year USD Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 5-10 Year USD Bond ETF	$3	0.05%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$254,296,768
Number of Portfolio Holdings	3,238
Portfolio Turnover Rate	159%
What did the Fund invest in?
(as of August 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	73.5%
Aa	2.0%
A	7.8%
Baa	9.8%
Ba	2.9%
B	1.8%
Caa	0.7%
Ca	0.1%
Not Rated	1.4%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	72.5%
Corporate Bonds & Notes	23.2%
Foreign Government Obligations	4.0%
Collateralized Mortgage Obligations	0.7%
Municipal Debt Obligations	0.1%
Common Stocks	0.0	%(b)
TBA Sales Commitments	(0.5)%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core 5-10 Year USD Bond ETF
Semi-Annual Shareholder Report — August 31, 2025
IMTB-08/25-SAR

iShares Core U.S. Aggregate Bond ETF
AGG | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares Core U.S. Aggregate Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core U.S. Aggregate Bond ETF	$2	0.03%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$130,636,427,767
Number of Portfolio Holdings	12,730
Portfolio Turnover Rate	31%
What did the Fund invest in?
(as of August 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	73.3%
Aa	2.8%
A	11.3%
Baa	11.2%
Ba	0.5%
Not Rated	0.9%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	71.1%
Corporate Bonds & Notes	24.8%
Foreign Government Obligations	2.3%
Collateralized Mortgage Obligations	1.0%
Municipal Debt Obligations	0.5%
Asset-Backed Securities	0.4%
TBA Sales Commitments	(0.1)%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core U.S. Aggregate Bond ETF
Semi-Annual Shareholder Report — August 31, 2025
AGG-08/25-SAR

iShares ESG Advanced Total USD Bond Market ETF
EUSB | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares ESG Advanced Total USD Bond Market ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced Total USD Bond Market ETF	$6	0.12%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$746,613,556
Number of Portfolio Holdings	4,285
Portfolio Turnover Rate	51%
What did the Fund invest in?
(as of August 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	64.6%
Aa	3.4%
A	9.9%
Baa	15.4%
Ba	3.0%
B	1.5%
Caa	0.4%
Ca	0.1%
Not Rated	1.7%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	61.6%
Corporate Bonds & Notes	30.7%
Foreign Government Obligations	6.6%
Collateralized Mortgage Obligations	1.0%
Asset-Backed Securities	0.4%
TBA Sales Commitments	(0.3)%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Advanced Total USD Bond Market ETF
Semi-Annual Shareholder Report — August 31, 2025
EUSB-08/25-SAR

iShares ESG Aware 1-5 Year USD Corporate Bond ETF
SUSB | NASDAQ
Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 1-5 Year USD Corporate Bond ETF	$6	0.12%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,018,541,884
Number of Portfolio Holdings	1,707
Portfolio Turnover Rate	17%
What did the Fund invest in?
(as of August 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.8%
Aa	5.3%
A	44.7%
Baa	46.6%
Ba	1.5%
Not Rated	1.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-2 Years	19.1%
2-3 Years	27.6%
3-4 Years	24.0%
4-5 Years	22.8%
5-6 Years	6.0%
6-7 Years	0.2%
8-9 Years	0.1%
9-10 Years	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware 1-5 Year USD Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2025
SUSB-08/25-SAR

iShares ESG Aware U.S. Aggregate Bond ETF
EAGG | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware U.S. Aggregate Bond ETF	$5	0.10%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$4,106,476,418
Number of Portfolio Holdings	5,168
Portfolio Turnover Rate	49%
What did the Fund invest in?
(as of August 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	73.6%
Aa	2.4%
A	10.6%
Baa	12.4%
Ba	0.2%
Not Rated	0.8%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	70.5%
Corporate Bonds & Notes	25.0%
Foreign Government Obligations	3.2%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.4%
Municipal Debt Obligations	0.0	%(b)
TBA Sales Commitments	(0.2)%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware U.S. Aggregate Bond ETF
Semi-Annual Shareholder Report — August 31, 2025
EAGG-08/25-SAR

iShares ESG Aware USD Corporate Bond ETF
SUSC | NASDAQ
Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares ESG Aware USD Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware USD Corporate Bond ETF	$9	0.18%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,196,010,117
Number of Portfolio Holdings	4,133
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of August 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.2%
Aa	5.9%
A	42.2%
Baa	48.1%
Ba	1.5%
Not Rated	1.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	37.6%
5-10 Years	27.9%
10-15 Years	8.1%
15-20 Years	6.3%
More than 20 Years	20.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware USD Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2025
SUSC-08/25-SAR

iShares Government/Credit Bond ETF
GBF | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares Government/Credit Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Government/Credit Bond ETF	$10	0.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$135,965,523
Number of Portfolio Holdings	3,202
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of August 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	65.1%
Aa	3.5%
A	14.1%
Baa	16.2%
Ba	0.7%
Not Rated	0.4%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	62.8%
Corporate Bonds & Notes	32.8%
Foreign Government Obligations	3.7%
Municipal Debt Obligations	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Government/Credit Bond ETF
Semi-Annual Shareholder Report — August 31, 2025
GBF-08/25-SAR

iShares High Yield Systematic Bond ETF
HYDB | Cboe BZX Exchange
Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares High Yield Systematic Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Systematic Bond ETF	$18	0.35%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,622,632,813
Number of Portfolio Holdings	279
Portfolio Turnover Rate	46%
What did the Fund invest in?
(as of August 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	0.7%
Ba	35.6%
B	46.3%
Caa	9.1%
Ca	0.1%
Not Rated	8.2%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	1.3%
1-5 Years	64.4%
5-10 Years	33.2%
10-15 Years	0.6%
More than 20 Years	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares High Yield Systematic Bond ETF
Semi-Annual Shareholder Report — August 31, 2025
HYDB-08/25-SAR

iShares iBoxx $ High Yield Corporate Bond ETF
HYG | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBoxx $ High Yield Corporate Bond ETF	$25	0.49%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$17,990,154,797
Number of Portfolio Holdings	1,290
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of August 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aa	0.1%
Baa	1.3%
Ba	44.4%
B	39.9%
Caa	11.8%
Ca	0.6%
C	0.0%
Not Rated	1.9%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.2%
1-5 Years	59.4%
5-10 Years	37.3%
10-15 Years	0.4%
More than 20 Years	2.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Markit Indices Limited, and its respective affiliates, nor do this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBoxx $ High Yield Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2025
HYG-08/25-SAR

iShares iBoxx $ Investment Grade Corporate Bond ETF
LQD | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBoxx $ Investment Grade Corporate Bond ETF	$7	0.14%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$30,245,355,825
Number of Portfolio Holdings	2,928
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of August 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.4%
Aa	7.6%
A	46.3%
Baa	41.0%
Ba	2.2%
Not Rated	0.5%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	19.2%
5-10 Years	38.1%
10-15 Years	8.7%
15-20 Years	7.6%
More than 20 Years	26.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Markit Indices Limited, and its respective affiliates, nor do this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBoxx $ Investment Grade Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2025
LQD-08/25-SAR

iShares Intermediate Government/Credit Bond ETF
GVI | Cboe BZX Exchange
Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares Intermediate Government/Credit Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Intermediate Government/Credit Bond ETF	$10	0.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,540,116,502
Number of Portfolio Holdings	5,903
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of August 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	68.8%
Aa	2.9%
A	13.6%
Baa	13.7%
Ba	0.5%
Not Rated	0.5%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	65.8%
Corporate Bonds & Notes	30.0%
Foreign Government Obligations	4.0%
Municipal Debt Obligations	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Intermediate Government/Credit Bond ETF
Semi-Annual Shareholder Report — August 31, 2025
GVI-08/25-SAR

iShares Investment Grade Systematic Bond ETF
IGEB | Cboe BZX Exchange
Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares Investment Grade Systematic Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Investment Grade Systematic Bond ETF	$9	0.18%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,328,100,544
Number of Portfolio Holdings	480
Portfolio Turnover Rate	31%
What did the Fund invest in?
(as of August 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.5%
Aa	4.4%
A	15.0%
Baa	71.9%
Ba	4.1%
Not Rated	2.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.4%
1-5 Years	19.4%
5-10 Years	49.3%
10-15 Years	6.9%
15-20 Years	2.7%
More than 20 Years	21.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Investment Grade Systematic Bond ETF
Semi-Annual Shareholder Report — August 31, 2025
IGEB-08/25-SAR

iShares MBS ETF
MBB | NASDAQ
Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares MBS ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MBS ETF	$2	0.04%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$41,019,801,216
Number of Portfolio Holdings	11,387
Portfolio Turnover Rate	71%
What did the Fund invest in?
(as of August 31, 2025)
Issuer allocation
Issuer	Percent of Total Investments(a)
Uniform Mortgage-Backed Securities	75.3%
Government National Mortgage Association	22.7%
Federal Home Loan Mortgage Corp.	1.9%
Federal National Mortgage Association	0.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	0.3%
5-10 Years	1.9%
10-15 Years	7.6%
15-20 Years	3.3%
20-25 Years	14.8%
25-30 Years	71.4%
30-35 Years	0.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MBS ETF
Semi-Annual Shareholder Report — August 31, 2025
MBB-08/25-SAR

(b) Not applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

August 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Broad USD Investment Grade Corporate Bond ETF | USIG | NASDAQ
• iShares 1-5 Year Investment Grade Corporate Bond ETF | IGSB | NASDAQ
• iShares 5-10 Year Investment Grade Corporate Bond ETF | IGIB | NASDAQ
• iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca

Schedule of Investments (unaudited)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	$917	$820,110
3.38%, 03/01/41	964	711,583
4.65%, 10/01/28(a)	1,653	1,665,728
4.75%, 03/30/30	1,485	1,496,911
5.38%, 06/15/33(a)	768	778,609
5.40%, 10/01/48(a)	471	428,603
Omnicom Group Inc.
2.45%, 04/30/30	1,948	1,788,885
2.60%, 08/01/31	1,420	1,278,444
4.20%, 06/01/30	1,012	1,003,168
5.30%, 11/01/34(a)	445	451,718
		10,423,759
Aerospace & Defense — 1.7%
Airbus SE
3.15%, 04/10/27(b)	1,320	1,303,562
3.95%, 04/10/47(a)(b)	1,235	1,004,562
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	1,075	1,138,285
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)(b)	818	737,987
BAE Systems PLC
1.90%, 02/15/31(b)	2,215	1,949,152
3.00%, 09/15/50(a)(b)	1,425	929,443
3.40%, 04/15/30(b)	2,735	2,640,921
5.00%, 03/26/27(b)	1,335	1,350,277
5.13%, 03/26/29(b)	1,540	1,588,297
5.25%, 03/26/31(b)	510	531,243
5.30%, 03/26/34(b)	2,430	2,493,466
5.50%, 03/26/54(a)(b)	1,320	1,288,742
5.80%, 10/11/41(b)	852	871,916
Boeing Co. (The)
2.70%, 02/01/27	1,555	1,519,923
2.80%, 03/01/27	562	549,626
2.95%, 02/01/30	1,185	1,111,215
3.20%, 03/01/29	1,595	1,533,986
3.25%, 02/01/28	1,622	1,584,013
3.25%, 03/01/28	922	897,916
3.25%, 02/01/35	1,366	1,165,630
3.30%, 03/01/35(a)	498	420,115
3.38%, 06/15/46	660	451,780
3.45%, 11/01/28	752	733,381
3.50%, 03/01/39(a)	631	500,169
3.50%, 03/01/45(a)	464	326,816
3.55%, 03/01/38	560	458,062
3.60%, 05/01/34	1,678	1,495,450
3.63%, 02/01/31	2,490	2,377,527
3.63%, 03/01/48	788	548,979
3.65%, 03/01/47	650	458,916
3.75%, 02/01/50(a)	2,198	1,565,325
3.83%, 03/01/59	389	261,242
3.85%, 11/01/48	551	395,388
3.90%, 05/01/49	1,382	1,005,375
3.95%, 08/01/59(a)	1,772	1,220,115
5.04%, 05/01/27	2,870	2,896,738
5.15%, 05/01/30	6,525	6,692,891
5.71%, 05/01/40	5,165	5,182,463
5.81%, 05/01/50	9,014	8,668,195
5.88%, 02/15/40	810	818,347
5.93%, 05/01/60	6,062	5,820,865
Security	Par (000)	Value
Aerospace & Defense (continued)
6.13%, 02/15/33	$764	$813,982
6.26%, 05/01/27	1,115	1,147,354
6.30%, 05/01/29	2,525	2,681,361
6.39%, 05/01/31	1,830	1,987,508
6.53%, 05/01/34	4,335	4,747,459
6.63%, 02/15/38(a)	567	620,453
6.86%, 05/01/54	4,125	4,523,449
6.88%, 03/15/39	728	808,560
7.01%, 05/01/64	2,245	2,487,422
Embraer Netherlands Finance BV
5.98%, 02/11/35(a)	265	274,937
6.95%, 01/17/28(b)	100	104,369
7.00%, 07/28/30(b)	1,140	1,231,949
GE Capital Funding LLC, 4.55%, 05/15/32	705	708,306
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,675	1,621,017
General Dynamics Corp.
2.25%, 06/01/31(a)	960	866,281
2.63%, 11/15/27(a)	775	754,431
2.85%, 06/01/41	865	633,596
3.50%, 04/01/27	1,293	1,286,257
3.60%, 11/15/42	719	574,626
3.63%, 04/01/30	1,802	1,770,293
3.75%, 05/15/28	2,501	2,495,590
4.25%, 04/01/40	1,347	1,216,033
4.25%, 04/01/50	1,125	932,427
4.95%, 08/15/35	530	535,595
General Electric Co.
4.30%, 07/29/30	810	813,491
4.35%, 05/01/50	665	563,216
4.50%, 03/11/44	905	806,791
4.90%, 01/29/36(a)	1,420	1,426,207
5.88%, 01/14/38	1,295	1,388,863
6.15%, 08/07/37	495	540,344
6.75%, 03/15/32	1,365	1,544,695
6.88%, 01/10/39(a)	1,105	1,294,762
HEICO Corp.
5.25%, 08/01/28	1,185	1,217,908
5.35%, 08/01/33	955	980,911
Hexcel Corp.
4.20%, 02/15/27	575	571,224
5.88%, 02/26/35	480	489,449
Howmet Aerospace Inc.
3.00%, 01/15/29	1,015	976,302
4.85%, 10/15/31(a)	345	353,092
5.90%, 02/01/27	685	699,514
5.95%, 02/01/37(a)	1,045	1,111,520
6.75%, 01/15/28	530	557,812
L3Harris Technologies Inc.
1.80%, 01/15/31	1,608	1,406,831
2.90%, 12/15/29	1,121	1,058,609
3.85%, 12/15/26	1,102	1,096,468
4.40%, 06/15/28	3,546	3,566,067
4.85%, 04/27/35	917	901,293
5.05%, 06/01/29	910	934,355
5.05%, 04/27/45	814	761,092
5.25%, 06/01/31	1,250	1,297,567
5.35%, 06/01/34	1,120	1,147,557
5.40%, 01/15/27	1,870	1,899,514
5.40%, 07/31/33	2,185	2,256,752
5.50%, 08/15/54(a)	930	895,115

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
5.60%, 07/31/53	$941	$914,868
6.15%, 12/15/40	606	644,305
Lockheed Martin Corp.
1.85%, 06/15/30	1,180	1,062,574
2.80%, 06/15/50	1,366	851,835
3.60%, 03/01/35	1,019	928,869
3.80%, 03/01/45	1,739	1,376,896
3.90%, 06/15/32(a)	1,375	1,332,616
4.07%, 12/15/42	2,145	1,802,565
4.09%, 09/15/52(a)	2,636	2,058,059
4.15%, 08/15/28	800	804,199
4.15%, 06/15/53	1,585	1,242,424
4.30%, 06/15/62(a)	1,224	952,497
4.40%, 08/15/30	1,030	1,038,125
4.45%, 05/15/28	1,100	1,113,188
4.50%, 02/15/29(a)	1,210	1,227,246
4.50%, 05/15/36	812	783,020
4.70%, 12/15/31	645	658,454
4.70%, 05/15/46	2,182	1,948,079
4.75%, 02/15/34(a)	1,530	1,530,937
4.80%, 08/15/34(a)	740	742,314
5.00%, 08/15/35	1,200	1,207,479
5.10%, 11/15/27	1,445	1,480,088
5.20%, 02/15/55(a)	1,620	1,505,807
5.20%, 02/15/64	1,005	913,684
5.25%, 01/15/33(a)	1,510	1,573,588
5.70%, 11/15/54(a)	1,510	1,504,115
5.72%, 06/01/40	585	611,614
5.90%, 11/15/63	1,250	1,279,831
Series B, 6.15%, 09/01/36	885	971,809
Northrop Grumman Corp.
3.20%, 02/01/27(a)	1,011	998,605
3.25%, 01/15/28	3,449	3,386,662
3.85%, 04/15/45	1,063	838,671
4.03%, 10/15/47	3,979	3,155,625
4.40%, 05/01/30	1,457	1,469,063
4.60%, 02/01/29	785	797,258
4.65%, 07/15/30	1,345	1,368,032
4.70%, 03/15/33	1,430	1,431,010
4.75%, 06/01/43	1,554	1,400,697
4.90%, 06/01/34	1,310	1,312,219
4.95%, 03/15/53	1,525	1,356,818
5.05%, 11/15/40	489	471,469
5.15%, 05/01/40	841	825,101
5.20%, 06/01/54(a)	1,765	1,623,937
5.25%, 07/15/35(a)	990	1,012,263
5.25%, 05/01/50(a)	1,680	1,566,278
Northrop Grumman Systems Corp., 7.75%, 02/15/31	330	378,973
Rolls-Royce PLC, 5.75%, 10/15/27(b)	565	580,107
RTX Corp.
1.90%, 09/01/31	1,655	1,434,229
2.25%, 07/01/30	1,871	1,710,610
2.38%, 03/15/32	1,307	1,144,986
2.65%, 11/01/26	1,182	1,161,532
2.82%, 09/01/51	1,950	1,186,740
3.03%, 03/15/52	1,940	1,228,949
3.13%, 05/04/27	1,777	1,749,895
3.13%, 07/01/50	1,660	1,092,882
3.50%, 03/15/27	1,875	1,858,384
3.75%, 11/01/46	1,762	1,337,145
Security	Par (000)	Value
Aerospace & Defense (continued)
4.05%, 05/04/47	$1,252	$993,370
4.13%, 11/16/28	4,994	4,999,382
4.15%, 05/15/45	1,437	1,174,787
4.20%, 12/15/44	420	341,692
4.35%, 04/15/47	1,783	1,481,263
4.45%, 11/16/38	1,584	1,465,567
4.50%, 06/01/42	5,869	5,172,590
4.63%, 11/16/48	3,150	2,704,459
4.70%, 12/15/41	845	767,100
4.80%, 12/15/43	894	803,945
4.88%, 10/15/40	1,041	987,234
5.15%, 02/27/33(a)	2,190	2,249,436
5.38%, 02/27/53(a)	2,295	2,170,235
5.40%, 05/01/35(a)	975	1,009,255
5.70%, 04/15/40	570	592,721
5.75%, 11/08/26	1,940	1,972,194
5.75%, 01/15/29	1,135	1,191,427
6.00%, 03/15/31	1,865	2,013,769
6.05%, 06/01/36	595	643,709
6.10%, 03/15/34	2,135	2,317,746
6.13%, 07/15/38	880	953,824
6.40%, 03/15/54(a)	2,085	2,255,675
6.70%, 08/01/28(a)	820	876,295
7.20%, 08/15/27	375	396,584
7.50%, 09/15/29	1,320	1,478,386
		248,820,747
Agriculture — 1.3%
Altria Group Inc.
2.45%, 02/04/32	2,820	2,454,970
2.63%, 09/16/26	1,030	1,012,975
3.40%, 05/06/30	1,593	1,527,311
3.40%, 02/04/41	2,456	1,842,321
3.70%, 02/04/51	2,081	1,440,734
3.88%, 09/16/46	2,519	1,875,395
4.00%, 02/04/61(a)	1,590	1,124,221
4.25%, 08/09/42	1,510	1,237,188
4.45%, 05/06/50	917	721,306
4.50%, 08/06/30(a)	655	655,161
4.50%, 05/02/43	1,112	929,716
4.80%, 02/14/29	3,554	3,610,472
4.88%, 02/04/28	925	938,986
5.25%, 08/06/35(a)	325	324,364
5.38%, 01/31/44(a)	2,675	2,558,335
5.63%, 02/06/35	760	780,452
5.80%, 02/14/39	3,159	3,224,109
5.95%, 02/14/49(a)	4,216	4,191,029
6.20%, 11/01/28	1,185	1,252,777
6.20%, 02/14/59	528	525,250
6.88%, 11/01/33	770	860,918
Archer-Daniels-Midland Co.
2.70%, 09/15/51	1,350	812,324
2.90%, 03/01/32	1,365	1,242,177
3.25%, 03/27/30	1,602	1,541,148
3.75%, 09/15/47	710	536,412
4.02%, 04/16/43	778	644,277
4.50%, 08/15/33(a)	425	419,525
4.50%, 03/15/49	750	631,565
4.54%, 03/26/42	520	459,393
5.38%, 09/15/35	895	937,880
5.77%, 03/01/41(c)	495	520,822
5.94%, 10/01/32(a)	541	586,324
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
BAT Capital Corp.
2.26%, 03/25/28	$2,828	$2,694,263
2.73%, 03/25/31	2,209	2,009,334
3.22%, 09/06/26	1,400	1,384,759
3.46%, 09/06/29(a)	967	937,204
3.56%, 08/15/27	4,078	4,024,973
3.73%, 09/25/40	650	519,778
3.98%, 09/25/50(a)	510	367,092
4.39%, 08/15/37	4,108	3,710,267
4.54%, 08/15/47	3,381	2,739,256
4.70%, 04/02/27	1,409	1,416,493
4.74%, 03/16/32	1,637	1,633,132
4.76%, 09/06/49(a)	1,496	1,232,995
4.91%, 04/02/30(a)	1,835	1,865,890
5.28%, 04/02/50	873	773,356
5.35%, 08/15/32	1,640	1,688,069
5.63%, 08/15/35(a)	1,675	1,718,498
5.65%, 03/16/52	1,004	930,770
5.83%, 02/20/31	1,995	2,109,760
6.00%, 02/20/34	1,415	1,501,519
6.25%, 08/15/55	1,000	1,008,618
6.34%, 08/02/30	1,870	2,017,641
6.42%, 08/02/33	2,235	2,436,706
7.08%, 08/02/43	1,225	1,358,881
7.08%, 08/02/53	1,660	1,844,647
7.75%, 10/19/32	835	967,226
BAT International Finance PLC
4.45%, 03/16/28	1,675	1,681,023
5.93%, 02/02/29	2,100	2,206,872
Bunge Ltd. Finance Corp.
2.00%, 04/21/26(a)	1,021	1,004,560
2.75%, 05/14/31	1,838	1,679,219
3.20%, 04/21/31	1,065	992,656
3.75%, 09/25/27	1,064	1,056,514
4.10%, 01/07/28(a)	595	594,671
4.20%, 09/17/29	1,220	1,214,192
4.55%, 08/04/30	600	603,221
4.65%, 09/17/34	1,455	1,417,014
4.90%, 04/21/27	585	590,241
5.15%, 08/04/35(a)	600	601,417
5.25%, 04/21/32	365	372,495
Cargill Inc.
1.70%, 02/02/31(b)	1,435	1,260,440
2.13%, 04/23/30(b)	1,028	943,865
2.13%, 11/10/31(b)	1,444	1,268,239
3.13%, 05/25/51(a)(b)	1,160	764,956
3.25%, 05/23/29(b)	1,570	1,525,891
3.63%, 04/22/27(a)(b)	845	840,340
3.88%, 05/23/49(b)	590	451,014
4.00%, 06/22/32(b)	1,140	1,102,849
4.38%, 04/22/52(b)	859	700,602
4.63%, 02/11/28(a)(b)	765	775,902
4.75%, 04/24/33(b)	740	743,696
4.76%, 11/23/45(b)	1,207	1,074,342
5.13%, 10/11/32(a)(b)	852	880,904
5.13%, 02/11/35(b)	895	912,197
Imperial Brands Finance PLC
3.88%, 07/26/29(b)	2,284	2,233,298
4.50%, 06/30/28(b)	800	805,093
5.50%, 02/01/30(b)	1,875	1,942,251
5.63%, 07/01/35(b)	845	853,469
Security	Par (000)	Value
Agriculture (continued)
5.88%, 07/01/34(b)	$1,135	$1,172,970
6.13%, 07/27/27(b)	1,695	1,750,181
6.38%, 07/01/55(b)	945	948,224
Japan Tobacco Inc.
4.85%, 05/15/28(b)	605	615,532
5.25%, 06/15/30(b)	1,075	1,116,395
5.85%, 06/15/35(b)	565	596,697
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(b)	1,435	1,491,855
JT International Financial Services BV, 6.88%, 10/24/32(b)	705	785,598
Philip Morris International Inc.
1.75%, 11/01/30	1,223	1,080,554
2.10%, 05/01/30	1,295	1,178,148
3.13%, 08/17/27	923	906,867
3.13%, 03/02/28	941	920,262
3.38%, 08/15/29	1,600	1,553,419
3.88%, 08/21/42	1,439	1,165,156
4.13%, 04/28/28	1,155	1,157,579
4.13%, 03/04/43	1,443	1,209,344
4.25%, 11/10/44	1,995	1,683,719
4.38%, 11/01/27	1,350	1,359,857
4.38%, 04/30/30	825	829,604
4.38%, 11/15/41	1,250	1,090,725
4.50%, 03/20/42	1,277	1,129,053
4.63%, 11/01/29	1,690	1,716,634
4.75%, 02/12/27	1,220	1,231,042
4.75%, 11/01/31	1,485	1,506,430
4.88%, 02/15/28	2,730	2,780,473
4.88%, 02/13/29	1,852	1,891,341
4.88%, 04/30/35	975	965,823
4.88%, 11/15/43	1,050	957,355
4.90%, 11/01/34	910	906,049
5.13%, 11/17/27	2,620	2,675,565
5.13%, 02/15/30	3,463	3,583,771
5.13%, 02/13/31	2,490	2,572,942
5.25%, 09/07/28	1,170	1,208,905
5.25%, 02/13/34	2,655	2,712,728
5.38%, 02/15/33	3,230	3,343,661
5.50%, 09/07/30	1,190	1,251,809
5.63%, 11/17/29	1,870	1,968,170
5.63%, 09/07/33	1,930	2,025,827
5.75%, 11/17/32	2,365	2,503,780
6.38%, 05/16/38	2,505	2,773,636
Reynolds American Inc.
5.70%, 08/15/35	1,218	1,253,528
5.85%, 08/15/45	3,786	3,652,646
6.15%, 09/15/43	862	865,372
7.25%, 06/15/37	740	837,655
		186,331,288
Airlines — 0.1%
AS Mileage Plan IP Ltd.
5.02%, 10/20/29(b)	925	926,389
5.31%, 10/20/31(b)	1,000	1,001,371
Delta Air Lines Inc.
3.75%, 10/28/29(a)	1,005	974,497
4.38%, 04/19/28	735	735,820
4.95%, 07/10/28	950	961,680
5.25%, 07/10/30	670	683,269
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	5,290	5,319,897

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
Southwest Airlines Co.
2.63%, 02/10/30	$1,266	$1,164,204
3.00%, 11/15/26	444	436,562
3.45%, 11/16/27	254	249,526
5.13%, 06/15/27	3,373	3,411,242
United Airlines Inc., 4.63%, 04/15/29(b)	950	934,889
		16,799,346
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26	1,458	1,431,832
2.75%, 03/27/27	1,480	1,452,895
2.85%, 03/27/30	2,880	2,733,975
3.25%, 03/27/40	1,854	1,475,160
3.38%, 11/01/46	816	592,714
3.38%, 03/27/50(a)	2,395	1,679,519
3.63%, 05/01/43	990	780,077
3.88%, 11/01/45	1,708	1,356,216
PVH Corp., 5.50%, 06/13/30	525	535,235
Ralph Lauren Corp.
2.95%, 06/15/30(a)	1,581	1,492,450
5.00%, 06/15/32	40	40,823
Tapestry Inc.
3.05%, 03/15/32(a)	785	702,968
4.13%, 07/15/27(a)	617	614,902
5.10%, 03/11/30(a)	620	633,669
5.50%, 03/11/35(a)	470	475,093
		15,997,528
Auto Manufacturers — 2.8%
American Honda Finance Corp.
1.30%, 09/09/26	1,165	1,131,118
1.80%, 01/13/31	940	820,359
2.00%, 03/24/28	1,124	1,065,755
2.25%, 01/12/29	1,150	1,079,512
2.30%, 09/09/26(a)	782	766,711
2.35%, 01/08/27	775	756,789
3.50%, 02/15/28	892	880,299
4.40%, 10/05/26	1,280	1,283,121
4.40%, 09/05/29(a)	1,520	1,529,192
4.45%, 10/22/27	1,395	1,405,592
4.55%, 07/09/27	475	478,438
4.55%, 03/03/28(a)	1,260	1,271,345
4.60%, 04/17/30	1,480	1,493,526
4.70%, 01/12/28	1,010	1,023,549
4.80%, 03/05/30	970	989,766
4.85%, 10/23/31	1,370	1,388,322
4.90%, 03/12/27(a)	1,080	1,091,314
4.90%, 07/09/27	1,020	1,033,643
4.90%, 03/13/29	1,220	1,247,914
4.90%, 01/10/34(a)	940	938,097
5.05%, 07/10/31	1,440	1,477,345
5.13%, 07/07/28	1,505	1,543,948
5.15%, 07/09/32	715	728,457
5.20%, 03/05/35(a)	760	764,522
5.65%, 11/15/28	1,250	1,303,876
5.85%, 10/04/30	1,070	1,139,386
BMW Finance NV, 2.85%, 08/14/29(b)	1,260	1,196,018
BMW U.S. Capital LLC
1.95%, 08/12/31(b)	820	708,657
2.55%, 04/01/31(b)	1,112	1,000,426
3.30%, 04/06/27(a)(b)	782	772,132
Security	Par (000)	Value
Auto Manufacturers (continued)
3.45%, 04/01/27(a)(b)	$886	$876,796
3.63%, 04/18/29(b)	1,350	1,322,806
3.70%, 04/01/32(a)(b)	745	702,310
3.75%, 04/12/28(a)(b)	1,236	1,226,246
3.95%, 08/14/28(a)(b)	828	824,501
4.15%, 08/11/27(b)	245	245,089
4.15%, 04/09/30(a)(b)	1,610	1,603,247
4.50%, 08/11/30(b)	610	610,473
4.60%, 08/13/27(b)	950	957,876
4.65%, 03/19/27(b)	625	629,876
4.65%, 08/13/29(b)	1,030	1,043,589
4.75%, 03/21/28(a)(b)	1,380	1,401,909
4.85%, 08/13/31(a)(b)	1,015	1,033,801
4.90%, 04/02/27(a)(b)	985	996,505
4.90%, 04/02/29(b)	1,245	1,270,201
5.05%, 08/11/28(b)	1,300	1,332,575
5.05%, 03/21/30(b)	980	1,007,657
5.15%, 08/11/33(a)(b)	705	716,365
5.15%, 04/02/34(a)(b)	815	822,849
5.20%, 08/11/35(b)	725	721,007
5.40%, 03/21/35(a)(b)	560	572,503
Cummins Inc.
1.50%, 09/01/30	1,440	1,269,832
2.60%, 09/01/50(a)	1,318	779,592
4.25%, 05/09/28	530	534,273
4.70%, 02/15/31	1,135	1,153,127
4.88%, 10/01/43	985	926,950
4.90%, 02/20/29	525	539,546
5.15%, 02/20/34	875	896,057
5.30%, 05/09/35	1,040	1,062,462
5.45%, 02/20/54(a)	1,595	1,544,859
7.13%, 03/01/28	360	385,729
Daimler Truck Finance North America LLC
2.00%, 12/14/26(b)	1,495	1,454,101
2.38%, 12/14/28(a)(b)	820	773,210
2.50%, 12/14/31(a)(b)	1,420	1,252,919
3.65%, 04/07/27(a)(b)	1,252	1,240,852
4.30%, 08/12/27(b)	435	435,628
4.65%, 10/12/30(b)	600	601,104
4.95%, 01/13/28(b)	705	714,925
5.00%, 01/15/27(b)	1,040	1,049,877
5.00%, 10/12/32(b)	605	605,324
5.13%, 09/25/27(b)	860	874,010
5.13%, 01/19/28(b)	1,140	1,160,291
5.13%, 09/25/29(b)	740	759,809
5.25%, 01/13/30(a)(b)	1,640	1,690,063
5.38%, 01/13/32(b)	925	950,524
5.38%, 01/18/34(b)	945	960,086
5.38%, 06/25/34(b)	900	912,252
5.40%, 09/20/28(a)(b)	1,245	1,284,513
5.50%, 09/20/33(a)(b)	985	1,010,359
5.63%, 01/13/35(b)	725	745,080
Ford Holdings LLC, 9.30%, 03/01/30(a)	475	542,020
Ford Motor Co.
3.25%, 02/12/32	3,815	3,270,583
4.35%, 12/08/26	2,295	2,282,788
4.75%, 01/15/43(a)	3,405	2,635,986
5.29%, 12/08/46	2,260	1,834,988
6.10%, 08/19/32(a)	3,320	3,354,328
6.63%, 10/01/28	160	168,489
7.40%, 11/01/46(a)	730	762,621
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
7.45%, 07/16/31(a)	$1,325	$1,459,544
9.63%, 04/22/30(a)	515	599,418
Ford Motor Credit Co. LLC
2.90%, 02/16/28	1,410	1,337,310
2.90%, 02/10/29	1,745	1,606,317
3.63%, 06/17/31	1,645	1,480,959
3.82%, 11/02/27	1,500	1,459,804
4.00%, 11/13/30	2,835	2,636,116
4.13%, 08/17/27	2,190	2,148,104
4.27%, 01/09/27	1,605	1,589,346
4.95%, 05/28/27	2,351	2,345,330
5.11%, 05/03/29	2,680	2,643,035
5.13%, 11/05/26	1,285	1,287,122
5.30%, 09/06/29	1,205	1,196,384
5.80%, 03/05/27	2,185	2,201,917
5.80%, 03/08/29	2,085	2,108,138
5.85%, 05/17/27	1,962	1,981,599
5.88%, 11/07/29	1,880	1,900,210
5.92%, 03/20/28	930	943,858
6.05%, 03/05/31	1,315	1,335,982
6.05%, 11/05/31	2,135	2,160,530
6.13%, 03/08/34	2,715	2,669,234
6.50%, 02/07/35(a)	1,970	1,985,591
6.53%, 03/19/32(a)	1,370	1,408,135
6.80%, 05/12/28	2,420	2,513,177
6.80%, 11/07/28	2,425	2,523,875
7.12%, 11/07/33	2,060	2,153,783
7.20%, 06/10/30(a)	1,250	1,328,014
7.35%, 11/04/27	2,450	2,550,433
7.35%, 03/06/30	2,090	2,225,135
General Motors Co.
4.20%, 10/01/27	1,539	1,534,608
5.00%, 10/01/28(a)	1,282	1,302,952
5.00%, 04/01/35	1,245	1,187,778
5.15%, 04/01/38	1,773	1,658,280
5.20%, 04/01/45	2,108	1,834,087
5.35%, 04/15/28	380	388,552
5.40%, 10/15/29	1,505	1,552,450
5.40%, 04/01/48(a)	1,215	1,066,675
5.60%, 10/15/32(a)	2,075	2,131,598
5.63%, 04/15/30(a)	1,035	1,069,008
5.95%, 04/01/49(a)	1,655	1,556,142
6.25%, 04/15/35	880	912,089
6.25%, 10/02/43	2,630	2,598,337
6.60%, 04/01/36	2,108	2,236,825
6.75%, 04/01/46	1,304	1,350,260
6.80%, 10/01/27	1,553	1,620,876
General Motors Financial Co. Inc.
2.35%, 02/26/27	1,515	1,471,373
2.35%, 01/08/31	1,949	1,717,341
2.40%, 04/10/28	1,696	1,615,021
2.40%, 10/15/28(a)	1,410	1,328,292
2.70%, 08/20/27	1,389	1,347,599
2.70%, 06/10/31	1,672	1,484,036
3.10%, 01/12/32	2,000	1,778,323
3.60%, 06/21/30	1,757	1,669,260
3.85%, 01/05/28(a)	604	596,440
4.00%, 10/06/26	1,163	1,157,118
4.30%, 04/06/29	1,405	1,390,383
4.35%, 01/17/27	1,883	1,881,108
4.90%, 10/06/29(a)	1,335	1,344,937
Security	Par (000)	Value
Auto Manufacturers (continued)
5.00%, 04/09/27	$2,055	$2,071,690
5.00%, 07/15/27	725	733,022
5.05%, 04/04/28	1,480	1,504,458
5.35%, 07/15/27	1,515	1,542,801
5.35%, 01/07/30	1,665	1,702,829
5.40%, 05/08/27	1,867	1,898,241
5.45%, 07/15/30	1,470	1,509,255
5.45%, 09/06/34	1,230	1,218,090
5.55%, 07/15/29	1,925	1,984,639
5.60%, 06/18/31	1,110	1,146,359
5.63%, 04/04/32	1,570	1,606,697
5.65%, 01/17/29(a)	863	889,841
5.75%, 02/08/31	1,682	1,745,216
5.80%, 06/23/28	2,025	2,096,074
5.80%, 01/07/29	1,995	2,071,461
5.85%, 04/06/30	1,250	1,306,468
5.90%, 01/07/35(a)	2,025	2,056,424
5.95%, 04/04/34	1,902	1,949,519
6.00%, 01/09/28(a)	1,560	1,615,891
6.10%, 01/07/34	2,274	2,357,361
6.15%, 07/15/35	1,270	1,304,483
6.40%, 01/09/33	1,483	1,572,469
Honda Motor Co. Ltd.
2.53%, 03/10/27	1,235	1,206,047
2.97%, 03/10/32	1,375	1,240,810
4.44%, 07/08/28	1,565	1,574,785
4.69%, 07/08/30	1,585	1,599,591
5.34%, 07/08/35	1,470	1,477,852
Hyundai Capital America
1.65%, 09/17/26(a)(b)	1,570	1,527,253
1.80%, 01/10/28(b)	1,310	1,235,609
2.00%, 06/15/28(b)	1,741	1,632,852
2.10%, 09/15/28(b)	1,660	1,553,921
2.38%, 10/15/27(b)	1,345	1,290,864
2.75%, 09/27/26(b)	958	941,733
3.00%, 02/10/27(a)(b)	681	667,975
3.50%, 11/02/26(b)	1,114	1,102,419
4.30%, 09/24/27(b)	1,430	1,428,385
4.55%, 09/26/29(b)	1,540	1,540,850
4.75%, 09/26/31(a)(b)	1,010	1,015,497
4.85%, 03/25/27(b)	750	755,563
4.88%, 06/23/27(a)(b)	385	388,286
4.88%, 11/01/27(b)	1,365	1,379,056
4.90%, 06/23/28(b)	780	790,211
5.00%, 01/07/28(b)	1,655	1,677,229
5.10%, 06/24/30(a)(b)	775	790,640
5.15%, 03/27/30(b)	1,000	1,021,244
5.25%, 01/08/27(b)	1,270	1,283,952
5.28%, 06/24/27(b)	1,645	1,669,014
5.30%, 03/19/27(b)	1,225	1,241,369
5.30%, 01/08/29(b)	1,135	1,164,031
5.30%, 06/24/29(b)	1,480	1,519,318
5.30%, 01/08/30(b)	420	432,222
5.35%, 03/19/29(b)	890	913,441
5.40%, 01/08/31(b)	1,095	1,130,390
5.40%, 06/24/31(b)	1,155	1,190,807
5.40%, 03/29/32(a)(b)	780	801,641
5.40%, 06/23/32(b)	815	837,340
5.60%, 03/30/28(a)(b)	1,240	1,276,126
5.68%, 06/26/28(a)(b)	1,525	1,575,925
5.70%, 06/26/30(a)(b)	960	1,003,304

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.80%, 04/01/30(a)(b)	$1,129	$1,182,200
5.95%, 09/21/26(b)	1,075	1,091,412
6.10%, 09/21/28(b)	1,575	1,647,968
6.20%, 09/21/30(b)	810	865,617
6.38%, 04/08/30(b)	1,310	1,401,607
6.50%, 01/16/29(a)(b)	1,205	1,277,208
Hyundai Capital Services Inc.
2.50%, 01/24/27(a)(b)	600	585,112
3.63%, 08/29/27(b)	305	300,612
5.13%, 02/05/27(b)	505	510,025
5.13%, 02/05/29(b)	300	306,208
5.25%, 01/22/28(a)(b)	1,145	1,167,850
Kia Corp.
1.75%, 10/16/26(b)	150	145,760
2.75%, 02/14/27(b)	390	381,656
3.50%, 10/25/27(b)	685	673,489
Mercedes-Benz Finance North America LLC
2.45%, 03/02/31(a)(b)	1,515	1,360,544
2.63%, 03/10/30(a)(b)	1,120	1,043,341
3.10%, 08/15/29(b)	1,228	1,175,489
3.45%, 01/06/27(a)(b)	1,268	1,257,127
3.75%, 02/22/28(a)(b)	1,586	1,573,791
4.30%, 02/22/29(b)	775	777,180
4.65%, 04/01/27(b)	600	604,346
4.75%, 08/01/27(a)(b)	1,320	1,334,786
4.75%, 03/31/28(b)	1,115	1,131,793
4.80%, 11/13/26(b)	715	720,701
4.80%, 01/11/27(a)(b)	1,320	1,331,727
4.80%, 03/30/28(a)(b)	1,680	1,707,704
4.80%, 08/01/29(a)(b)	1,210	1,233,144
4.85%, 01/11/29(a)(b)	1,525	1,553,856
4.90%, 11/15/27(b)	865	877,882
5.00%, 04/01/30(b)	550	562,984
5.00%, 01/11/34(a)(b)	1,175	1,178,341
5.05%, 08/03/33(a)(b)	1,075	1,085,292
5.10%, 08/03/28(b)	1,490	1,528,027
5.10%, 11/15/29(a)(b)	650	669,083
5.13%, 08/01/34(a)(b)	975	978,524
5.25%, 11/29/27(b)	1,015	1,038,352
5.45%, 04/01/35(a)(b)	300	306,942
8.50%, 01/18/31	2,122	2,537,027
PACCAR Financial Corp.
2.00%, 02/04/27	575	559,828
4.00%, 08/08/28	450	451,160
4.00%, 09/26/29	1,205	1,206,481
4.25%, 06/23/27(a)	625	628,820
4.45%, 08/06/27	1,065	1,078,074
4.55%, 03/03/28	840	853,841
4.55%, 05/08/30	550	560,510
4.60%, 01/10/28(a)	820	832,893
4.60%, 01/31/29(a)	880	896,899
4.95%, 08/10/28(a)	390	401,514
5.00%, 05/13/27	865	880,257
5.00%, 03/22/34	495	505,848
5.20%, 11/09/26	635	644,241
Series R, 4.50%, 11/25/26	540	544,140
Stellantis Finance U.S. Inc.
1.71%, 01/29/27(b)	1,408	1,351,126
2.69%, 09/15/31(a)(b)	1,890	1,611,233
5.35%, 03/17/28(b)	650	656,637
5.63%, 01/12/28(a)(b)	1,245	1,265,192
Security	Par (000)	Value
Auto Manufacturers (continued)
5.75%, 03/18/30(a)(b)	$610	$617,572
6.38%, 09/12/32(a)(b)	1,296	1,341,072
6.45%, 03/18/35(a)(b)	1,630	1,644,034
Toyota Motor Corp.
2.36%, 03/25/31(a)	721	653,728
2.76%, 07/02/29	640	611,189
3.67%, 07/20/28(a)	565	563,854
4.19%, 06/30/27(a)	775	777,813
4.45%, 06/30/30	520	525,911
5.05%, 06/30/35(a)	755	762,492
5.12%, 07/13/28	935	964,695
5.12%, 07/13/33	690	713,175
Toyota Motor Credit Corp.
1.15%, 08/13/27	1,137	1,077,752
1.65%, 01/10/31	1,255	1,095,392
1.90%, 01/13/27	1,310	1,274,252
1.90%, 04/06/28	1,296	1,232,986
1.90%, 09/12/31(a)	1,018	885,457
2.15%, 02/13/30	1,872	1,720,261
2.40%, 01/13/32	675	597,786
3.05%, 03/22/27	2,105	2,075,657
3.05%, 01/11/28	701	686,891
3.20%, 01/11/27	1,329	1,315,493
3.38%, 04/01/30	2,032	1,965,359
3.65%, 01/08/29	1,165	1,151,178
4.35%, 10/08/27	2,340	2,357,603
4.45%, 06/29/29	1,170	1,184,416
4.50%, 05/14/27	1,400	1,411,721
4.55%, 09/20/27	1,703	1,722,192
4.55%, 08/09/29	1,110	1,128,310
4.55%, 05/17/30	1,300	1,318,710
4.60%, 01/08/27(a)	600	605,376
4.60%, 10/10/31(a)	1,493	1,507,230
4.63%, 01/12/28	1,715	1,739,475
4.65%, 01/05/29	1,530	1,558,167
4.70%, 01/12/33	765	768,741
4.80%, 05/15/30	1,280	1,309,734
4.80%, 01/05/34	855	861,325
4.95%, 01/09/30	1,265	1,304,116
5.05%, 05/16/29	1,190	1,229,309
5.10%, 03/21/31(a)	1,290	1,337,685
5.25%, 09/11/28	1,445	1,496,198
5.35%, 01/09/35	1,070	1,104,947
5.40%, 11/20/26	1,365	1,387,210
5.45%, 11/10/27	1,225	1,262,043
5.55%, 11/20/30(a)	1,970	2,086,356
Series B, 5.00%, 03/19/27	1,530	1,551,657
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	936	881,759
3.20%, 09/26/26(b)	945	931,914
3.75%, 05/13/30(a)(b)	1,620	1,554,848
4.35%, 06/08/27(b)	2,050	2,044,294
4.60%, 06/08/29(b)	1,300	1,299,964
4.75%, 11/13/28(b)	2,454	2,466,714
4.85%, 08/15/27(b)	780	785,437
4.95%, 03/25/27(b)	600	603,968
4.95%, 08/15/29(b)	805	814,827
5.05%, 03/27/28(b)	1,945	1,972,724
5.25%, 03/22/29(a)(b)	1,130	1,152,128
5.30%, 03/22/27(b)	975	987,123
5.35%, 03/27/30(a)(b)	1,340	1,374,724
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.60%, 03/22/34(a)(b)	$725	$736,532
5.65%, 09/12/28(a)(b)	1,750	1,804,270
5.65%, 03/25/32(b)	995	1,019,454
5.70%, 09/12/26(b)	950	960,903
5.80%, 03/27/35(b)	870	885,974
5.90%, 09/12/33(b)	750	776,136
6.00%, 11/16/26(b)	715	727,406
6.20%, 11/16/28(b)	1,510	1,580,786
6.45%, 11/16/30(a)(b)	1,575	1,694,568
		406,543,829
Auto Parts & Equipment — 0.2%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	2,641	1,586,943
3.25%, 03/01/32(a)	1,190	1,078,096
4.15%, 05/01/52(a)	1,700	1,227,363
4.35%, 03/15/29(a)	799	796,040
4.40%, 10/01/46	611	470,493
4.65%, 09/13/29	825	828,329
5.15%, 09/13/34	795	777,613
5.40%, 03/15/49(a)	653	568,991
5.75%, 09/13/54	705	641,362
BorgWarner Inc.
2.65%, 07/01/27	1,739	1,691,744
4.38%, 03/15/45(a)	1,084	897,495
4.95%, 08/15/29	530	540,546
5.40%, 08/15/34(a)	735	747,875
Denso Corp.
1.24%, 09/16/26(b)	720	697,399
4.42%, 09/11/29(b)	800	803,640
Lear Corp.
2.60%, 01/15/32	700	609,964
3.50%, 05/30/30(a)	660	628,984
3.55%, 01/15/52(a)	600	391,546
3.80%, 09/15/27	1,322	1,309,334
4.25%, 05/15/29	1,032	1,024,554
5.25%, 05/15/49(a)	1,054	925,298
LG Energy Solution Ltd.
5.25%, 04/02/28(b)	600	609,298
5.38%, 07/02/27(b)	585	593,509
5.38%, 07/02/29(b)	610	623,786
5.38%, 04/02/30(b)	735	752,218
5.50%, 07/02/34(b)	740	741,721
5.63%, 09/25/26(b)	295	298,444
5.75%, 09/25/28(b)	195	201,316
5.88%, 04/02/35(b)	1,200	1,231,841
Magna International Inc.
2.45%, 06/15/30(a)	1,442	1,327,167
5.05%, 03/14/29(a)	845	865,113
5.50%, 03/21/33(a)	720	742,417
5.88%, 06/01/35(a)	370	384,939
Motherson Global Investments BV, 5.63%, 07/11/29(b)	145	148,310
Toyota Industries Corp., 3.57%, 03/16/28(b)	250	245,755
		27,009,443
Banks — 21.1%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(b)(d)	2,495	2,354,689
3.32%, 03/13/37, (5-year CMT + 1.900%)(b)(d)	1,697	1,521,123
Security	Par (000)	Value
Banks (continued)
4.20%, 07/07/28(b)	$1,295	$1,298,298
4.72%, 01/22/27(b)	250	252,116
4.99%, 12/03/28, (1-year CMT + 0.780%)(b)(d)	1,350	1,368,338
5.52%, 12/03/35, (1-year CMT + 1.250%)(b)(d)	1,275	1,304,885
6.34%, 09/18/27, (1-year CMT + 1.650%)(b)(d)	1,860	1,896,918
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.650%)(a)(b)(d)	1,010	1,036,414
5.87%, 03/28/35, (1-day SOFR Index + 1.910%)(b)(d)	1,440	1,497,023
6.61%, 09/13/29, (1-day SOFR + 2.330%)(b)(d)	1,195	1,271,066
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.700%)(b)(d)	1,000	1,017,926
5.90%, 07/10/34, (5-year CMT + 1.500%)(b)(d)	860	893,001
ANZ New Zealand International Ltd./London
2.55%, 02/13/30(b)	1,395	1,301,072
3.45%, 07/17/27(b)	832	822,157
3.45%, 01/21/28(a)(b)	897	885,053
5.36%, 08/14/28(b)	1,450	1,501,751
ASB Bank Ltd.
1.63%, 10/22/26(b)	895	870,429
2.38%, 10/22/31(b)	1,110	990,009
5.28%, 06/17/32, (5-year CMT + 2.250%)(a)(b)(d)	1,125	1,137,940
5.40%, 11/29/27(a)(b)	1,375	1,410,954
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.700%)(a)(b)(d)	2,898	2,585,921
5.20%, 09/30/35, (1-year CMT + 1.470%)(b)(d)	1,750	1,738,091
5.73%, 09/18/34, (5-year CMT + 1.618%)(b)(d)	1,440	1,491,417
5.82%, 06/18/36, (1-year CMT + 1.350%)(b)(d)	2,145	2,210,708
6.74%, 12/08/32(a)(b)	1,900	2,088,859
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	1,550	1,549,802
4.42%, 12/16/26(a)	860	864,895
4.62%, 12/16/29	1,435	1,468,724
4.75%, 01/18/27	1,690	1,707,712
4.90%, 07/16/27	1,155	1,176,181
Australia & New Zealand Banking Group Ltd/New York NY, Series A, 4.36%, 06/18/28(a)	830	840,113
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	1,610	1,665,288
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)(d)	1,485	1,560,155
6.14%, 09/14/28, (1-year CMT + 2.700%)(d)	825	854,107
7.88%, 11/15/34, (1-year CMT + 3.300%)(d)	1,275	1,466,760
Banco de Chile, 2.99%, 12/09/31(b)	330	295,662

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco de Credito del Peru SA
5.80%, 03/10/35, (5-year CMT + 2.244%)(b)(d)	$770	$785,400
5.85%, 01/11/29(a)(b)	735	765,993
Banco de Credito e Inversiones SA
2.88%, 10/14/31(b)	690	623,417
3.50%, 10/12/27(b)	902	887,341
Banco General SA, 4.13%, 08/07/27(b)	515	509,850
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(a)(b)	682	678,695
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(a)(b)	463	456,152
Banco Nacional de Panama, 2.50%, 08/11/30(b)	1,541	1,332,010
Banco Santander Chile, 3.18%, 10/26/31(b)	200	184,980
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(b)	295	303,467
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(d)	2,585	2,514,703
2.75%, 12/03/30	2,235	2,014,796
2.96%, 03/25/31(a)	1,285	1,187,010
3.23%, 11/22/32, (1-year CMT + 1.600%)(d)	1,395	1,268,953
3.31%, 06/27/29(a)	1,660	1,603,670
3.49%, 05/28/30	1,937	1,861,158
3.80%, 02/23/28	1,697	1,679,649
4.18%, 03/24/28, (1-year CMT + 2.000%)(d)	2,850	2,845,399
4.25%, 04/11/27	1,825	1,826,478
4.38%, 04/12/28	2,085	2,093,842
5.29%, 08/18/27	2,310	2,352,490
5.37%, 07/15/28, (1-year CMT + 0.950%)(d)	2,355	2,402,653
5.44%, 07/15/31	2,280	2,386,134
5.54%, 03/14/30, (1-year CMT + 1.450%)(d)	1,930	2,003,375
5.55%, 03/14/28, (1-year CMT + 1.250%)(d)	1,255	1,277,285
5.57%, 01/17/30	1,240	1,293,605
5.59%, 08/08/28	2,150	2,235,458
6.03%, 01/17/35	1,715	1,820,381
6.35%, 03/14/34(a)	1,983	2,102,675
6.53%, 11/07/27, (1-year CMT + 1.650%)(d)	1,590	1,629,368
6.61%, 11/07/28	2,165	2,316,944
6.92%, 08/08/33	3,110	3,426,887
6.94%, 11/07/33	2,440	2,769,108
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(a)(b)(d)	1,245	1,130,587
4.30%, 06/15/27(b)	765	764,555
4.45%, 09/19/28(a)(b)	1,100	1,103,673
5.30%, 09/21/28(b)	1,055	1,082,311
5.50%, 09/21/33(b)	1,210	1,256,493
5.65%, 07/05/34(b)	1,220	1,284,849
6.06%, 03/25/40, (5-year CMT + 1.780%)(b)(d)	1,425	1,452,309
9.03%, 03/15/29(b)	185	209,696
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(d)	5,532	4,917,931
1.92%, 10/24/31, (1-day SOFR + 1.370%)(d)	4,808	4,246,106
2.09%, 06/14/29, (1-day SOFR + 1.060%)(d)	5,145	4,861,284
2.30%, 07/21/32, (1-day SOFR + 1.220%)(d)	6,442	5,685,026
2.48%, 09/21/36, (5-year CMT + 1.200%)(d)	3,599	3,113,540
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(d)	6,049	5,587,114
Security	Par (000)	Value
Banks (continued)
2.55%, 02/04/28, (1-day SOFR + 1.050%)(d)	$3,610	$3,527,588
2.57%, 10/20/32, (1-day SOFR + 1.210%)(d)	5,043	4,500,467
2.59%, 04/29/31, (1-day SOFR + 2.150%)(d)	5,332	4,930,881
2.68%, 06/19/41, (1-day SOFR + 1.930%)(d)	8,701	6,271,196
2.69%, 04/22/32, (1-day SOFR + 1.320%)(d)	7,197	6,529,019
2.83%, 10/24/51, (1-day SOFR + 1.880%)(d)	1,892	1,176,641
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(d)	3,103	2,935,041
2.97%, 02/04/33, (1-day SOFR + 1.330%)(d)	5,850	5,283,372
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(d)	3,305	2,121,074
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(d)	4,007	3,848,351
3.25%, 10/21/27	4,418	4,352,647
3.31%, 04/22/42, (1-day SOFR + 1.580%)(d)	5,358	4,129,800
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(d)	10,322	10,143,312
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(d)	3,244	3,208,889
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(d)	3,595	3,565,414
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(d)	4,476	4,450,139
3.85%, 03/08/37, (5-year CMT + 2.000%)(d)	4,167	3,848,593
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(d)	2,408	1,892,546
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(d)	4,481	4,454,149
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(d)	4,831	4,790,819
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(d)	2,660	2,327,523
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(d)	8,911	7,007,834
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(d)	3,257	2,988,628
4.25%, 10/22/26	2,892	2,893,544
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(d)	4,981	4,993,356
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(d)	4,013	3,308,115
4.38%, 04/27/28, (1-day SOFR + 1.580%)(d)	3,722	3,730,149
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(d)	3,627	3,086,573
4.57%, 04/27/33, (1-day SOFR + 1.830%)(d)	6,610	6,541,528
4.62%, 05/09/29, (1-day SOFR + 1.110%)(d)	4,965	5,021,005
4.88%, 04/01/44	937	871,063
4.95%, 07/22/28, (1-day SOFR + 2.040%)(d)	5,390	5,461,122
4.98%, 01/24/29, (1-day SOFR + 0.830%)(d)	4,020	4,091,554
5.00%, 04/22/30(a)	80	80,055
5.00%, 01/21/44	3,208	3,041,990
5.02%, 07/22/33, (1-day SOFR + 2.160%)(d)	8,215	8,345,059
5.16%, 01/24/31, (1-day SOFR + 1.000%)(d)	4,715	4,866,271
5.20%, 04/25/29, (1-day SOFR + 1.630%)(d)	5,580	5,721,543
5.29%, 04/25/34, (1-day SOFR + 1.910%)(d)	9,443	9,686,288
5.43%, 08/15/35, (1-day SOFR +1.913%)(d)	3,940	3,965,819
5.46%, 05/09/36, (1-day SOFR + 1.640%)(a)(d)	4,720	4,848,320
5.47%, 01/23/35, (1-day SOFR + 1.650%)(d)	8,495	8,777,938
5.51%, 01/24/36, (1-day SOFR + 1.310%)(d)	5,400	5,563,043
5.52%, 10/25/35, (1-day SOFR + 1.738%)(d)	5,250	5,296,794
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.74%, 02/12/36, (1-day SOFR + 1.697%)(d)	$3,785	$3,877,871
5.82%, 09/15/29, (1-day SOFR + 1.570%)(d)	4,465	4,667,290
5.87%, 09/15/34, (1-day SOFR + 1.840%)(d)	5,765	6,116,467
5.88%, 02/07/42	2,563	2,677,464
5.93%, 09/15/27, (1-day SOFR + 1.340%)(d)	3,090	3,139,874
6.00%, 10/15/36	2,003	2,130,302
6.11%, 01/29/37	2,989	3,175,073
6.20%, 11/10/28, (1-day SOFR + 1.990%)(d)	3,810	3,970,677
6.22%, 09/15/26	655	667,903
7.75%, 05/14/38	2,653	3,190,733
Series L, 4.18%, 11/25/27	3,602	3,599,604
Series L, 4.75%, 04/21/45	1,069	941,102
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(d)	3,409	3,098,550
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)(d)	1,858	1,316,931
Bank of Ireland Group PLC
2.03%, 09/30/27, (1-year CMT + 1.100%)(b)(d)	600	584,271
5.60%, 03/20/30, (1-day SOFR +1.620%)(b)(d)	960	997,061
Bank of Montreal
1.25%, 09/15/26	2,155	2,092,565
2.65%, 03/08/27	2,085	2,044,334
3.09%, 01/10/37, (5-year CMT + 1.400%)(d)	2,297	2,017,809
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(d)	2,173	2,129,835
4.64%, 09/10/30, (1-day SOFR + 1.250%)(d)	1,460	1,479,999
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(a)(d)	3,440	3,508,962
5.20%, 02/01/28	1,960	2,011,429
5.27%, 12/11/26	1,775	1,799,436
5.37%, 06/04/27(a)	1,325	1,354,571
5.51%, 06/04/31	1,680	1,767,091
5.72%, 09/25/28	1,720	1,796,957
7.30%, 11/26/84, (5-year CMT + 3.010%)(d)	1,475	1,546,974
7.70%, 05/26/84, (5-year CMT + 3.452%)(d)	1,275	1,329,367
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(d)	1,405	1,408,422
Series H, 4.70%, 09/14/27	1,670	1,689,128
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	803	777,184
1.65%, 07/14/28	665	626,414
1.65%, 01/28/31	772	678,306
1.80%, 07/28/31	785	688,107
2.05%, 01/26/27(a)	930	906,289
2.50%, 01/26/32(a)	1,105	986,240
3.00%, 10/30/28	881	852,228
3.25%, 05/16/27	1,468	1,452,416
3.30%, 08/23/29	1,894	1,834,251
3.40%, 01/29/28	1,220	1,205,882
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(d)	1,530	1,517,137
3.85%, 04/28/28	1,591	1,593,479
3.85%, 04/26/29	700	697,243
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)(d)	820	819,619
4.29%, 06/13/33, (1-day SOFR + 1.418%)(d)	1,497	1,462,594
4.44%, 06/09/28, (1-day SOFR + 0.680%)(d)	575	578,660
4.54%, 02/01/29, (1-day SOFR + 1.169%)(d)	1,220	1,234,553
4.60%, 07/26/30, (1-day SOFR + 1.755%)(d)	780	793,750
Security	Par (000)	Value
Banks (continued)
4.71%, 02/01/34, (1-day SOFR + 1.512%)(d)	$1,130	$1,126,079
4.73%, 04/20/29, (1-day SOFR + 1.135%)(d)	1,465	1,489,164
4.89%, 07/21/28, (1-day SOFR + 0.840%)(d)	1,255	1,274,990
4.94%, 02/11/31, (1-day SOFR + 0.887%)(d)	1,505	1,546,464
4.97%, 04/26/34, (1-day SOFR + 1.606%)(d)	1,430	1,444,000
4.98%, 03/14/30, (1-day SOFR + 1.085%)(d)	1,770	1,819,105
5.06%, 07/22/32, (1-day SOFR + 1.230%)(d)	1,935	1,993,183
5.19%, 03/14/35, (1-day SOFR + 1.418%)(d)	1,684	1,715,966
5.23%, 11/20/35, (1-day SOFR + 1.253%)(d)	1,540	1,571,209
5.32%, 06/06/36, (1-day SOFR + 1.350%)(a)(d)	1,030	1,056,230
5.61%, 07/21/39, (1-day SOFR + 1.770%)(d)	805	832,279
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(d)	1,565	1,621,049
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(d)	2,269	2,424,418
6.32%, 10/25/29, (1-day SOFR + 1.598%)(d)	1,690	1,800,708
6.47%, 10/25/34, (1-day SOFR + 1.845%)(d)	1,970	2,177,218
Series J, 1.90%, 01/25/29(a)	812	758,851
Bank of New Zealand
2.29%, 01/27/27(a)(b)	860	839,300
2.87%, 01/27/32(b)	450	406,148
4.85%, 02/07/28(b)	1,255	1,277,109
5.08%, 01/30/29(a)(b)	1,305	1,343,411
5.70%, 01/28/35, (5-year CMT + 1.300%)(b)(d)	325	335,281
Bank of Nova Scotia (The)
1.30%, 09/15/26	1,412	1,371,879
1.95%, 02/02/27	965	939,304
2.15%, 08/01/31	1,295	1,145,651
2.45%, 02/02/32	1,505	1,322,835
2.95%, 03/11/27	1,040	1,023,550
4.40%, 09/08/28, (1-day SOFR + 1.000%)(d)	1,770	1,778,836
4.59%, 05/04/37, (5-year CMT + 2.050%)(d)	2,149	2,061,913
4.74%, 11/10/32, (1-day SOFR + 1.440%)(d)	1,165	1,176,687
4.85%, 02/01/30	2,210	2,261,862
4.93%, 02/14/29, (1-day SOFR + 0.890%)(d)	2,040	2,074,871
5.13%, 02/14/31, (1-day SOFR + 1.070%)(d)	1,750	1,800,243
5.25%, 06/12/28	1,345	1,388,014
5.35%, 12/07/26	1,670	1,693,430
5.40%, 06/04/27	1,485	1,519,836
5.45%, 08/01/29	1,255	1,308,883
5.65%, 02/01/34	1,390	1,464,124
7.35%, 04/27/85, (5-year CMT + 2.903%)(d)	1,315	1,351,692
8.00%, 01/27/84, (5-year CMT + 4.017%)(d)	1,265	1,347,933
8.63%, 10/27/82, (5-year CMT + 4.389%)(d)	640	677,834
Series 2, 3.63%, 10/27/81, (5-year CMT + 2.613%)(d)	972	916,780
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)(d)	575	523,250
BankUnited Inc., 5.13%, 06/11/30(a)	575	575,074
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(a)(b)	1,165	1,132,368
4.59%, 10/16/28(b)	1,000	1,009,071
4.75%, 07/13/27(b)	1,205	1,217,925
5.09%, 01/23/27(b)	810	819,114
5.19%, 02/16/28(b)	1,070	1,093,802
5.54%, 01/22/30(a)(b)	885	922,399
5.79%, 07/13/28(a)(b)	1,600	1,665,965
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(d)	3,155	3,077,713

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.65%, 06/24/31, (1-year CMT + 1.900%)(d)	$1,862	$1,707,906
2.67%, 03/10/32, (1-year CMT + 1.200%)(d)	1,832	1,651,104
2.89%, 11/24/32, (1-year CMT + 1.300%)(d)	2,455	2,199,236
3.33%, 11/24/42, (1-year CMT + 1.300%)(d)	1,770	1,322,422
3.56%, 09/23/35, (5-year CMT + 2.900%)(d)	1,713	1,600,473
3.81%, 03/10/42, (1-year CMT + 1.700%)(d)	1,810	1,411,758
4.34%, 01/10/28	2,355	2,356,155
4.48%, 11/11/29, (1-day SOFR + 1.080%)(d)	1,800	1,803,223
4.84%, 05/09/28	3,179	3,194,699
4.84%, 09/10/28, (1-day SOFR + 1.340%)(d)	1,455	1,470,455
4.94%, 09/10/30, (1-day SOFR + 1.560%)(d)	2,675	2,717,891
4.95%, 01/10/47	2,350	2,110,676
4.97%, 05/16/29(d)	2,693	2,733,106
5.09%, 02/25/29, (1-day SOFR + 0.960%)(a)(d)	2,480	2,520,305
5.09%, 06/20/30(d)	2,660	2,697,839
5.25%, 08/17/45(a)	2,520	2,366,376
5.34%, 09/10/35, (1-day SOFR + 1.910%)(d)	3,075	3,078,545
5.37%, 02/25/31, (1-day SOFR + 1.230%)(a)(d)	3,136	3,234,507
5.50%, 08/09/28, (1-year CMT + 2.650%)(d)	3,045	3,111,643
5.67%, 03/12/28, (1-day SOFR +1.490%)(d)	1,785	1,818,958
5.69%, 03/12/30, (1-day SOFR + 1.740%)(d)	3,095	3,220,435
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)(d)	1,545	1,615,454
5.79%, 02/25/36, (1-day SOFR + 1.590%)(d)	3,460	3,568,958
5.86%, 08/11/46, (1-day SOFR + 1.830%)(d)	1,725	1,713,719
6.04%, 03/12/55, (1-day SOFR + 2.420%)(a)(d)	1,360	1,391,072
6.22%, 05/09/34, (1-day SOFR + 2.980%)(d)	3,250	3,468,913
6.49%, 09/13/29, (1-day SOFR + 2.220%)(a)(d)	1,945	2,061,688
6.50%, 09/13/27, (1-day SOFR + 1.880%)(d)	2,245	2,291,610
6.69%, 09/13/34, (1-day SOFR + 2.620%)(d)	2,435	2,667,573
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)(d)	2,235	2,471,617
7.39%, 11/02/28, (1-year CMT + 3.300%)(d)	2,365	2,513,875
7.44%, 11/02/33, (1-year CMT + 3.500%)(d)	3,092	3,530,846
BBVA Bancomer SA/Texas, 5.25%, 09/10/29(a)(b)	990	1,015,641
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	860	858,623
BNP Paribas SA
1.90%, 09/30/28, (1-day SOFR + 1.609%)(b)(d)	2,322	2,205,563
2.16%, 09/15/29, (1-day SOFR + 1.218%)(b)(d)	2,570	2,404,960
2.59%, 01/20/28, (1-day SOFR + 1.228%)(a)(b)(d)	2,638	2,574,232
2.59%, 08/12/35, (5-year CMT + 2.050%)(b)(d)	2,744	2,454,487
2.82%, 01/26/41(a)(b)	1,845	1,304,249
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.387%)(b)(d)	3,967	3,595,425
3.05%, 01/13/31, (1-day SOFR + 1.507%)(b)(d)	3,530	3,311,480
3.13%, 01/20/33, (1-day SOFR + 1.561%)(b)(d)	1,975	1,779,104
3.50%, 11/16/27(b)	2,410	2,367,476
4.38%, 03/01/33, (5-year USD Swap + 1.483%)(b)(d)	2,790	2,754,335
Security	Par (000)	Value
Banks (continued)
4.40%, 08/14/28(b)	$3,292	$3,298,517
4.63%, 03/13/27(b)	2,468	2,472,256
4.79%, 05/09/29, (1-day SOFR + 1.450%)(b)(d)	950	958,903
5.09%, 05/09/31, (1-day SOFR + 1.678%)(b)(d)	930	944,761
5.13%, 01/13/29, (1-year CMT + 1.450%)(b)(d)	3,015	3,072,055
5.18%, 01/09/30, (1-day SOFR + 1.520%)(b)(d)	2,805	2,874,398
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.829%)(b)(d)	1,515	1,545,968
5.28%, 11/19/30, (1-day SOFR + 1.280%)(b)(d)	2,560	2,622,283
5.34%, 06/12/29, (1-year CMT + 1.500%)(b)(d)	2,705	2,776,487
5.50%, 05/20/30, (1-day SOFR + 1.590%)(b)(d)	2,570	2,653,620
5.74%, 02/20/35, (1-day SOFR + 1.880%)(a)(b)(d)	2,735	2,845,866
5.79%, 01/13/33, (1-day SOFR + 1.620%)(b)(d)	3,850	4,011,630
5.89%, 12/05/34, (1-day SOFR + 1.866%)(b)(d)	3,125	3,292,214
5.91%, 11/19/35, (1-day SOFR + 1.920%)(a)(b)(d)	3,260	3,321,528
BPCE SA
2.05%, 10/19/27, (1-day SOFR + 1.087%)(b)(d)	1,722	1,675,125
2.28%, 01/20/32, (1-day SOFR + 1.312%)(a)(b)(d)	2,218	1,947,999
2.70%, 10/01/29(a)(b)	1,636	1,532,328
3.12%, 10/19/32, (1-day SOFR + 1.730%)(a)(b)(d)	2,662	2,351,415
3.25%, 01/11/28(b)	1,450	1,418,143
3.38%, 12/02/26(a)	746	739,278
3.50%, 10/23/27(b)	2,230	2,187,883
3.58%, 10/19/42, (1-day SOFR + 1.952%)(a)(b)(d)	1,170	844,504
3.65%, 01/14/37, (5-year CMT + 1.900%)(b)(d)	1,570	1,405,071
4.63%, 09/12/28(b)	1,320	1,326,953
4.75%, 07/19/27(a)(b)	1,297	1,311,198
5.13%, 01/18/28(a)(b)	1,045	1,065,669
5.20%, 01/18/27(a)(b)	780	790,237
5.28%, 05/30/29(a)(b)	1,285	1,322,475
5.39%, 05/28/31, (1-day SOFR + 1.581%)(a)(b)(d)	1,620	1,658,826
5.72%, 01/18/30, (1-year CMT + 1.959%)(b)(d)	1,590	1,642,886
5.75%, 07/19/33, (1-day SOFR + 2.865%)(b)(d)	1,643	1,692,566
5.88%, 01/14/31, (1-day SOFR + 1.680%)(b)(d)	1,970	2,052,635
5.94%, 05/30/35, (1-day SOFR + 1.850%)(b)(d)	1,800	1,860,039
6.03%, 05/28/36, (1-day SOFR + 1.956%)(a)(b)(d)	1,500	1,554,680
6.29%, 01/14/36, (1-day SOFR + 2.040%)(b)(d)	2,655	2,793,522
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.51%, 01/18/35, (1-year CMT + 2.791%)(b)(d)	$1,470	$1,540,023
6.61%, 10/19/27, (1-day SOFR + 1.980%)(b)(d)	1,110	1,135,827
6.71%, 10/19/29, (1-day SOFR + 2.270%)(b)(d)	1,990	2,112,298
6.92%, 01/14/46, (1-day SOFR + 2.610%)(a)(b)(d)	1,615	1,684,208
7.00%, 10/19/34, (1-day SOFR + 2.590%)(a)(b)(d)	1,655	1,827,134
Brookfield Finance Inc., 6.30%, 01/15/55, (5-year CMT + 2.076%)(d)	670	653,032
CaixaBank SA
4.63%, 07/03/29, (1-day SOFR + 1.140%)(b)(d)	1,320	1,329,652
4.89%, 07/03/31, (1-day SOFR + 1.360%)(b)(d)	1,320	1,335,196
5.58%, 07/03/36, (1-day SOFR +1.790%)(b)(d)	1,255	1,268,531
5.67%, 03/15/30, (1-day SOFR Index + 1.780%)(a)(b)(d)	1,775	1,845,212
6.04%, 06/15/35, (1-day SOFR +2.260%)(b)(d)	1,715	1,806,086
6.21%, 01/18/29, (1-day SOFR + 2.700%)(a)(b)(d)	2,305	2,399,735
6.68%, 09/13/27, (1-day SOFR + 2.080%)(b)(d)	1,450	1,482,323
6.84%, 09/13/34, (1-day SOFR + 2.770%)(b)(d)	1,040	1,151,242
Canadian Imperial Bank of Commerce
3.45%, 04/07/27(a)	1,630	1,615,985
3.60%, 04/07/32	1,990	1,874,039
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)(d)	1,485	1,488,191
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)(d)	1,090	1,102,710
4.86%, 01/13/28, (1-day SOFR + 0.720%)(d)	1,015	1,023,545
4.86%, 03/30/29, (1-day SOFR + 1.030%)(a)(d)	2,275	2,308,271
5.00%, 04/28/28(a)	1,740	1,780,541
5.24%, 06/28/27	2,065	2,105,803
5.25%, 01/13/31, (1-day SOFR + 1.105%)(d)	1,435	1,481,320
5.26%, 04/08/29	1,800	1,863,138
5.93%, 10/02/26	1,320	1,344,310
5.99%, 10/03/28	1,380	1,453,125
6.09%, 10/03/33	1,825	1,970,058
6.95%, 01/28/85, (5-year CMT + 2.833%)(d)	630	633,653
Capital One NA
2.70%, 02/06/30(a)	875	819,564
4.65%, 09/13/28(a)	1,505	1,523,564
CIMB Bank Bhd, 2.13%, 07/20/27(a)(b)	790	761,170
Citibank NA
4.58%, 05/29/27	4,200	4,233,759
4.84%, 08/06/29(a)	2,620	2,685,570
4.88%, 11/19/27, (1-day SOFR + 0.712%)(d)	3,640	3,667,488
4.91%, 05/29/30	3,180	3,263,308
5.49%, 12/04/26	2,965	3,012,047
5.57%, 04/30/34	2,920	3,057,880
5.80%, 09/29/28	3,360	3,521,717
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(d)	2,969	2,628,391
Security	Par (000)	Value
Banks (continued)
2.56%, 05/01/32, (1-day SOFR + 1.167%)(d)	$5,110	$4,588,695
2.57%, 06/03/31, (1-day SOFR + 2.107%)(d)	5,800	5,324,465
2.67%, 01/29/31, (1-day SOFR + 1.146%)(d)	4,504	4,177,581
2.90%, 11/03/42, (1-day SOFR + 1.379%)(d)	2,105	1,496,822
2.98%, 11/05/30, (1-day SOFR + 1.422%)(d)	3,487	3,295,221
3.06%, 01/25/33, (1-day SOFR + 1.351%)(d)	5,066	4,575,944
3.07%, 02/24/28, (1-day SOFR + 1.280%)(d)	4,603	4,521,302
3.20%, 10/21/26	4,428	4,378,091
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(d)	3,743	3,686,428
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(d)	3,837	3,794,375
3.79%, 03/17/33, (1-day SOFR + 1.939%)(d)	4,522	4,248,761
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(d)	1,991	1,723,755
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(d)	4,231	4,205,413
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(d)	4,490	4,433,853
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)(d)	3,008	2,997,303
4.13%, 07/25/28	3,540	3,535,686
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(d)	1,687	1,386,809
4.30%, 11/20/26(a)	1,659	1,659,284
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)(d)	6,334	6,319,917
4.45%, 09/29/27	6,640	6,658,109
4.54%, 09/19/30, (1-day SOFR + 1.338%)(d)	4,995	5,017,632
4.64%, 05/07/28, (1-day SOFR + 1.143%)(d)	3,505	3,524,496
4.65%, 07/30/45	1,909	1,671,851
4.65%, 07/23/48	3,973	3,444,379
4.66%, 05/24/28, (1-day SOFR + 1.887%)(d)	2,475	2,490,272
4.75%, 05/18/46	3,176	2,766,598
4.79%, 03/04/29, (1-day SOFR + 0.870%)(d)	3,785	3,834,509
4.91%, 05/24/33, (1-day SOFR + 2.086%)(d)	4,292	4,311,215
4.95%, 05/07/31, (1-day SOFR + 1.463%)(d)	3,615	3,682,917
5.17%, 02/13/30, (1-day SOFR + 1.364%)(d)	4,540	4,658,832
5.30%, 05/06/44	1,488	1,411,373
5.32%, 03/26/41, (1-day SOFR + 4.548%)(d)	2,351	2,295,290
5.41%, 09/19/39, (5-year CMT + 1.730%)(d)	1,520	1,504,999
5.45%, 06/11/35, (1-day SOFR + 1.447%)(d)	4,025	4,137,513
5.59%, 11/19/34, (5-year CMT + 1.280%)(d)	1,665	1,701,439
5.61%, 03/04/56, (1-day SOFR + 1.746%)(d)	3,325	3,245,049
5.83%, 02/13/35, (1-day SOFR + 2.056%)(d)	4,535	4,662,398
5.88%, 02/22/33	1,593	1,679,012
5.88%, 01/30/42	1,904	1,976,256
6.00%, 10/31/33(a)	1,007	1,073,736
6.02%, 01/24/36, (1-day SOFR + 1.830%)(d)	5,135	5,305,837
6.13%, 08/25/36	1,177	1,234,997
6.17%, 05/25/34, (1-day SOFR + 2.661%)(d)	5,130	5,404,532
6.27%, 11/17/33, (1-day SOFR + 2.338%)(d)	4,284	4,642,855
6.63%, 01/15/28	633	670,552
6.63%, 06/15/32(a)	1,842	2,030,799
6.68%, 09/13/43	1,957	2,167,470
6.88%, 03/05/38(a)	470	536,732
6.88%, 02/15/98(a)	311	348,188
8.13%, 07/15/39	3,045	3,845,369
Series ., 5.33%, 03/27/36, (1-day SOFR + 1.465%)(a)(d)	3,800	3,840,075

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(d)	$1,270	$1,276,408
Citizens Financial Group Inc.
2.50%, 02/06/30	1,090	999,684
2.64%, 09/30/32	1,113	940,528
3.25%, 04/30/30	1,885	1,782,510
5.25%, 03/05/31, (1-day SOFR + 1.259%)(d)	1,115	1,139,957
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)(d)	710	713,132
5.72%, 07/23/32, (1-day SOFR + 1.910%)(d)	2,055	2,146,293
5.84%, 01/23/30, (1-day SOFR + 2.010%)(d)	1,510	1,570,466
6.65%, 04/25/35, (1-day SOFR + 2.325%)(d)	1,195	1,299,659
CoBank ACB
7.13%, (5-year CMT + 2.818%)(d)(e)	20	20,493
7.25%, (5-year CMT + 2.880%)(d)(e)	250	256,848
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(d)	535	527,159
Comerica Inc.
4.00%, 02/01/29(a)	1,069	1,053,905
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)(d)	1,540	1,597,690
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	1,194	1,052,843
2.55%, 03/14/27(a)(b)	1,591	1,557,928
2.63%, 09/06/26(a)(b)	1,355	1,336,533
2.69%, 03/11/31(a)(b)	2,640	2,388,522
3.15%, 09/19/27(b)	1,507	1,483,586
3.31%, 03/11/41(a)(b)	1,652	1,235,893
3.61%, 09/12/34, (5-year CMT + 2.050%)(a)(b)(d)	2,341	2,250,273
3.74%, 09/12/39(b)	2,471	2,037,133
3.78%, 03/14/32(a)(b)	1,455	1,366,667
3.90%, 03/16/28(a)(b)	1,502	1,502,628
3.90%, 07/12/47(a)(b)	2,263	1,819,513
4.32%, 01/10/48(a)(b)	1,506	1,214,798
4.61%, 03/14/30(a)(b)	1,135	1,162,358
5.84%, 03/13/34(a)(b)	2,015	2,103,564
5.93%, 03/14/46, (1-year CMT + 1.320%)(b)(d)	2,010	2,035,617
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	1,285	1,300,005
4.58%, 11/27/26	1,800	1,813,196
Cooperatieve Rabobank UA
1.98%, 12/15/27, (1-year CMT + 0.730%)(b)(d)	2,310	2,242,945
3.65%, 04/06/28, (1-year CMT + 1.220%)(b)(d)	2,286	2,265,371
3.76%, 04/06/33, (1-year CMT + 1.420%)(b)(d)	2,100	1,976,508
4.66%, 08/22/28, (1-year CMT + 1.750%)(b)(d)	2,135	2,150,793
4.99%, 05/27/31, (1-year CMT + 0.920%)(b)(d)	1,370	1,398,442
5.25%, 05/24/41	2,527	2,494,500
5.25%, 08/04/45(a)	1,677	1,558,603
5.45%, 03/05/30, (1-year CMT + 1.120%)(a)(b)(d)	1,150	1,194,523
5.56%, 02/28/29, (1-year CMT + 1.400%)(b)(d)	1,630	1,683,118
5.71%, 01/21/33, (1-year CMT + 1.000%)(b)(d)	1,415	1,488,532
Security	Par (000)	Value
Banks (continued)
5.75%, 12/01/43	$2,160	$2,157,107
5.80%, 09/30/2110(b)	350	332,968
Cooperatieve Rabobank UA/NY
4.37%, 05/27/27	1,010	1,017,483
4.49%, 10/17/29(a)	1,145	1,162,844
4.80%, 01/09/29	780	797,833
4.88%, 01/21/28	1,225	1,251,492
5.04%, 03/05/27	1,250	1,269,208
5.50%, 10/05/26	985	1,000,697
Credit Agricole SA
2.02%, 01/11/27(a)(b)	1,425	1,384,485
2.81%, 01/11/41(b)	2,582	1,765,243
3.25%, 01/14/30(b)	2,609	2,457,807
4.00%, 01/10/33, (5-year USD Swap + 1.644%)(b)(d)	2,330	2,286,373
4.63%, 09/11/28, (1-day SOFR + 1.210%)(b)(d)	1,730	1,738,016
5.13%, 03/11/27(b)	1,480	1,503,366
5.22%, 05/27/31, (1-day SOFR + 1.460%)(b)(d)	855	874,560
5.23%, 01/09/29, (1-day SOFR + 1.130%)(b)(d)	1,920	1,953,361
5.30%, 07/12/28(a)(b)	1,970	2,030,930
5.34%, 01/10/30, (1-day SOFR + 1.690%)(a)(b)(d)	1,300	1,336,612
5.37%, 03/11/34(b)	1,295	1,340,113
5.51%, 07/05/33(a)(b)	1,185	1,241,732
5.86%, 01/09/36, (1-day SOFR + 1.740%)(b)(d)	2,925	3,038,506
6.25%, 01/10/35, (1-day SOFR + 2.670%)(a)(b)(d)	2,605	2,721,529
6.32%, 10/03/29, (1-day SOFR + 1.860%)(b)(d)	3,200	3,375,725
Credit Agricole SA/London, 4.13%, 01/10/27(b)	1,361	1,357,826
Danske Bank A/S
1.55%, 09/10/27, (1-year CMT + 0.730%)(a)(b)(d)	1,105	1,073,352
4.30%, 04/01/28, (1-year CMT + 1.750%)(b)(d)	2,165	2,165,510
4.38%, 06/12/28(b)	1,549	1,554,674
4.61%, 10/02/30, (1-year CMT + 1.100%)(b)(d)	1,610	1,621,123
5.43%, 03/01/28, (1-year CMT + 0.950%)(b)(d)	1,530	1,555,877
5.71%, 03/01/30, (1-year CMT + 1.400%)(b)(d)	2,220	2,316,771
Danske Bank AS, 5.02%, 03/04/31, (1-year CMT + 0.930%)(b)(d)	1,265	1,290,178
DBS Group Holdings Ltd.
1.19%, 03/15/27(b)	250	239,892
4.40%, 03/21/28(b)	50	50,699
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.219%)(d)	2,450	2,389,835
2.55%, 01/07/28, (1-day SOFR + 1.318%)(d)	2,175	2,124,073
3.04%, 05/28/32, (1-day SOFR + 1.718%)(d)	1,728	1,576,866
3.55%, 09/18/31, (1-day SOFR + 3.043%)(d)	3,152	2,989,138
3.73%, 01/14/32, (1-day SOFR + 2.757%)(d)	1,355	1,271,222
3.74%, 01/07/33, (1-day SOFR + 2.257%)(d)	2,070	1,896,505
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(d)	2,015	2,008,281
4.95%, 08/04/31, (1-day SOFR + 1.300%)(d)	1,385	1,396,388
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.00%, 09/11/30, (1-day SOFR + 1.700%)(d)	$2,195	$2,230,513
5.30%, 05/09/31, (1-day SOFR + 1.720%)(d)	1,395	1,429,273
5.37%, 09/09/27(a)	905	926,313
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)(d)	2,010	2,024,743
5.41%, 05/10/29	1,745	1,815,974
5.71%, 02/08/28, (1-day SOFR + 1.594%)(a)(d)	1,230	1,252,873
5.88%, 07/08/31, (1-day SOFR + 5.438%)(d)	900	931,026
6.72%, 01/18/29, (1-day SOFR + 3.180%)(d)	2,250	2,367,357
6.82%, 11/20/29, (1-day SOFR + 2.510%)(d)	1,925	2,062,764
7.08%, 02/10/34, (1-day SOFR + 3.650%)(d)	2,550	2,768,917
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.210%)(d)	1,685	1,723,067
DNB Bank ASA
1.61%, 03/30/28, (1-year CMT + 0.680%)(a)(b)(d)	1,050	1,008,132
4.85%, 11/05/30, (1-day SOFR + 1.050%)(b)(d)	1,540	1,572,426
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(a)(b)	1,196	1,206,904
4.57%, 08/26/30(b)	400	402,114
5.25%, 04/26/29(a)(b)	1,390	1,438,038
5.70%, 03/14/28(a)(b)	1,155	1,198,812
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(d)	1,530	1,484,205
2.55%, 05/05/27	1,237	1,206,072
3.95%, 03/14/28	1,198	1,192,373
4.06%, 04/25/28, (1-day SOFR + 1.355%)(d)	1,025	1,021,896
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)(d)	1,355	1,310,736
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(d)	2,046	2,070,900
4.90%, 09/06/30, (1-day SOFR + 1.486%)(d)	740	752,763
5.63%, 01/29/32, (1-day SOFR + 1.840%)(d)	1,430	1,497,486
6.34%, 07/27/29, (1-day SOFR + 2.340%)(d)	1,980	2,089,935
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(d)	1,644	1,716,989
8.25%, 03/01/38(a)	1,525	1,868,354
Fifth Third Bank NA
2.25%, 02/01/27	962	936,659
4.97%, 01/28/28, (1-day SOFR + 0.810%)(d)	1,135	1,146,984
First Citizens BancShares Inc./NC
5.23%, 03/12/31, (1-day SOFR + 1.410%)(d)	775	786,154
6.25%, 03/12/40, (5-year CMT + 1.970%)(d)	750	753,175
First Horizon Bank, 5.75%, 05/01/30	645	663,609
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	920	955,299
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.930%)(d)	465	473,719
Goldman Sachs Capital I, 6.35%, 02/15/34	1,430	1,508,423
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(d)	4,720	4,585,718
1.95%, 10/21/27, (1-day SOFR + 0.913%)(d)	6,833	6,653,339
1.99%, 01/27/32, (1-day SOFR + 1.090%)(d)	4,051	3,558,167
2.38%, 07/21/32, (1-day SOFR + 1.248%)(d)	6,841	6,059,731
2.60%, 02/07/30	3,453	3,229,197
2.62%, 04/22/32, (1-day SOFR + 1.281%)(d)	6,123	5,526,038
2.64%, 02/24/28, (1-day SOFR + 1.114%)(d)	5,127	5,006,359
2.65%, 10/21/32, (1-day SOFR + 1.264%)(d)	4,882	4,364,854
2.91%, 07/21/42, (1-day SOFR + 1.472%)(d)	2,394	1,720,018
Security	Par (000)	Value
Banks (continued)
3.10%, 02/24/33, (1-day SOFR + 1.410%)(d)	$6,195	$5,633,276
3.21%, 04/22/42, (1-day SOFR + 1.513%)(d)	3,936	2,961,279
3.44%, 02/24/43, (1-day SOFR + 1.632%)(d)	3,316	2,537,466
3.50%, 11/16/26(a)	4,109	4,075,052
3.62%, 03/15/28, (1-day SOFR + 1.846%)(d)	5,535	5,478,024
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(d)	4,173	4,134,580
3.80%, 03/15/30	4,465	4,387,578
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(d)	4,346	4,300,985
3.85%, 01/26/27	4,455	4,434,284
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(d)	4,084	3,592,249
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(d)	5,506	5,509,882
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(d)	2,615	2,381,034
4.48%, 08/23/28, (1-day SOFR + 1.725%)(d)	3,985	4,002,582
4.69%, 10/23/30, (1-day SOFR + 1.135%)(d)	3,185	3,220,004
4.75%, 10/21/45	2,887	2,564,329
4.80%, 07/08/44	3,058	2,751,443
4.94%, 04/23/28, (1-day SOFR + 1.319%)(d)	3,075	3,107,232
5.02%, 10/23/35, (1-day SOFR + 1.420%)(d)	4,970	4,938,791
5.05%, 07/23/30, (1-day SOFR + 1.210%)(d)	3,875	3,967,118
5.15%, 05/22/45	3,490	3,193,850
5.21%, 01/28/31, (1-day SOFR + 1.078%)(d)	3,560	3,668,279
5.22%, 04/23/31, (1-day SOFR + 1.580%)(d)	5,295	5,466,749
5.33%, 07/23/35, (1-day SOFR + 1.550%)(d)	5,585	5,680,111
5.54%, 01/28/36, (1-day SOFR + 1.380%)(d)	5,035	5,191,845
5.56%, 11/19/45, (1-day SOFR + 1.580%)(d)	4,815	4,759,549
5.73%, 04/25/30, (1-day SOFR +1.265%)(d)	4,443	4,652,957
5.73%, 01/28/56, (1-day SOFR + 1.696%)(d)	4,985	4,968,983
5.85%, 04/25/35, (1-day SOFR + 1.552%)(d)	3,940	4,154,493
5.95%, 01/15/27	1,460	1,495,962
6.13%, 02/15/33	2,290	2,508,799
6.25%, 02/01/41	3,967	4,257,893
6.45%, 05/01/36(a)	1,518	1,651,778
6.48%, 10/24/29, (1-day SOFR + 1.770%)(d)	4,705	5,006,826
6.56%, 10/24/34, (1-day SOFR + 1.950%)(d)	2,185	2,423,874
6.75%, 10/01/37	8,420	9,358,849
HBOS PLC, 6.00%, 11/01/33(a)(b)	621	639,059
HSBC Bank USA NA/New York
5.63%, 08/15/35	735	764,912
5.88%, 11/01/34	535	564,617
7.00%, 01/15/39	1,110	1,298,976
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.732%)(d)	3,235	3,088,697
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)(d)	3,690	3,476,193
2.25%, 11/22/27, (1-day SOFR + 1.100%)(d)	1,494	1,456,912
2.36%, 08/18/31, (1-day SOFR + 1.947%)(d)	3,170	2,860,103
2.80%, 05/24/32, (1-day SOFR + 1.187%)(d)	5,197	4,696,010
2.85%, 06/04/31, (1-day SOFR + 2.387%)(d)	2,932	2,720,709
2.87%, 11/22/32, (1-day SOFR + 1.410%)(d)	3,860	3,473,018
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(d)	4,717	4,642,236
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(d)	4,113	4,097,677
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(d)	4,761	4,794,615
4.76%, 06/09/28, (1-day SOFR + 2.110%)(d)	4,185	4,216,087

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.76%, 03/29/33, (1-day SOFR + 2.530%)(d)	$3,135	$3,094,166
4.90%, 03/03/29, (1-day SOFR + 1.030%)(d)	2,690	2,728,559
4.95%, 03/31/30	3,987	4,087,672
5.13%, 11/19/28, (1-day SOFR + 1.040%)(d)	2,565	2,606,920
5.13%, 03/03/31, (1-day SOFR + 1.290%)(d)	2,820	2,888,777
5.21%, 08/11/28, (1-day SOFR + 2.610%)(d)	3,790	3,850,347
5.24%, 05/13/31, (1-day SOFR + 1.570%)(d)	3,205	3,294,633
5.25%, 03/14/44(a)	2,340	2,208,166
5.29%, 11/19/30, (1-day SOFR + 1.290%)(d)	3,840	3,959,831
5.40%, 08/11/33, (1-day SOFR + 2.870%)(d)	3,910	4,035,586
5.45%, 03/03/36, (1-day SOFR + 1.560%)(d)	3,750	3,810,958
5.55%, 03/04/30, (1-day SOFR + 1.460%)(d)	2,575	2,673,821
5.60%, 05/17/28, (1-day SOFR + 1.060%)(d)	3,000	3,062,933
5.72%, 03/04/35, (1-day SOFR + 1.780%)(d)	2,500	2,622,807
5.73%, 05/17/32, (1-day SOFR + 1.520%)(d)	3,575	3,749,767
5.79%, 05/13/36, (1-day SOFR + 1.880%)(a)(d)	3,330	3,464,551
5.87%, 11/18/35, (1-day SOFR + 1.900%)(d)	2,835	2,910,848
6.10%, 01/14/42(a)	1,685	1,795,170
6.16%, 03/09/29, (1-day SOFR + 1.970%)(d)	3,660	3,818,423
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)(d)	3,640	3,930,874
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)(d)	4,345	4,661,829
6.50%, 05/02/36	3,525	3,809,410
6.50%, 09/15/37	4,228	4,527,053
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)(d)	3,070	3,293,724
6.80%, 06/01/38	1,444	1,590,742
7.39%, 11/03/28, (1-day SOFR + 3.350%)(d)	4,160	4,421,465
7.40%, 11/13/34, (1-day SOFR + 3.020%)(d)	3,230	3,639,637
7.63%, 05/17/32(a)	550	622,862
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)(d)	3,175	3,693,667
HSBC USA Inc.
4.65%, 06/03/28	1,005	1,019,254
5.29%, 03/04/27	1,435	1,460,593
7.20%, 07/15/97	255	301,183
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(d)	1,070	910,451
2.55%, 02/04/30	1,285	1,189,607
4.44%, 08/04/28, (1-day SOFR + 1.970%)(d)	1,227	1,230,498
5.02%, 05/17/33, (1-day SOFR + 2.050%)(d)	738	738,761
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)(d)	1,990	2,051,591
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(d)	1,930	1,994,358
6.14%, 11/18/39, (5-year CMT + 1.700%)(d)	835	859,387
6.21%, 08/21/29, (1-day SOFR + 2.020%)(d)	1,580	1,665,072
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(d)	1,500	1,507,745
4.87%, 04/12/28, (1-day SOFR + 0.720%)(d)	1,310	1,322,228
5.65%, 01/10/30	1,415	1,482,146
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(a)(b)	600	592,625
Independent Bank Corp., 7.25%, 04/01/35, (3-mo. CME Term SOFR + 3.530%)(d)	455	466,395
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27(a)	1,623	1,604,937
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(d)	1,557	1,421,876
Security	Par (000)	Value
Banks (continued)
3.95%, 03/29/27	$2,574	$2,564,464
4.02%, 03/28/28, (1-day SOFR + 1.830%)(d)	2,350	2,341,467
4.05%, 04/09/29(a)	1,614	1,601,661
4.25%, 03/28/33, (1-day SOFR + 2.070%)(d)	1,695	1,645,296
4.55%, 10/02/28	1,942	1,962,259
4.86%, 03/25/29, (1-day SOFR + 1.010%)(d)	1,405	1,425,002
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(d)	1,235	1,264,492
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)(d)	2,110	2,177,869
5.53%, 03/25/36, (1-day SOFR + 1.610%)(d)	1,775	1,816,979
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)(d)	2,405	2,479,043
6.08%, 09/11/27, (1-day SOFR + 1.560%)(d)	1,430	1,454,053
6.11%, 09/11/34, (1-day SOFR + 2.090%)(d)	2,250	2,407,227
Intercorp Peru Ltd., 3.88%, 08/15/29(b)	125	120,441
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	632	626,681
3.88%, 01/12/28(a)(b)	575	566,948
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)(d)	1,035	968,646
4.95%, 06/01/42, (1-year CMT + 2.750%)(b)(d)	1,530	1,257,632
6.63%, 06/20/33(b)	2,005	2,190,222
7.20%, 11/28/33(b)	2,315	2,617,886
7.78%, 06/20/54, (1-year CMT + 3.900%)(a)(b)(d)	2,430	2,791,340
7.80%, 11/28/53(b)	2,415	2,868,254
8.25%, 11/21/33, (1-year CMT + 4.400%)(a)(b)(d)	1,985	2,321,515
Series NR, 4.00%, 09/23/29(b)	155	151,822
Series NR, 4.70%, 09/23/49(b)	750	593,558
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(d)	4,299	4,174,321
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(a)(d)	3,016	2,649,188
1.95%, 02/04/32, (1-day SOFR + 1.065%)(d)	5,028	4,420,465
2.07%, 06/01/29, (1-day SOFR + 1.015%)(d)	3,450	3,263,482
2.18%, 06/01/28, (1-day SOFR + 1.890%)(d)	2,790	2,697,605
2.52%, 04/22/31, (1-day SOFR + 2.040%)(d)	4,435	4,097,997
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(d)	3,215	2,289,129
2.55%, 11/08/32, (1-day SOFR + 1.180%)(d)	4,833	4,309,074
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(a)(d)	6,108	5,523,080
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(d)	6,393	6,021,366
2.95%, 10/01/26	4,107	4,060,479
2.95%, 02/24/28, (1-day SOFR + 1.170%)(d)	3,405	3,342,862
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(d)	4,878	4,553,853
2.96%, 01/25/33, (1-day SOFR + 1.260%)(d)	6,062	5,498,971
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(d)	2,787	2,147,241
3.11%, 04/22/51, (1-day SOFR + 2.440%)(d)	4,160	2,781,842
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.460%)(d)	3,513	2,665,439
3.33%, 04/22/52, (1-day SOFR + 1.580%)(d)	6,101	4,221,085
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(d)	3,679	3,624,980
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(d)	$4,388	$4,340,492
3.63%, 12/01/27	1,916	1,898,365
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(d)	4,161	4,079,336
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(d)	4,491	4,464,565
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(d)	4,045	3,576,778
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(d)	4,958	3,900,573
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(d)	5,708	4,545,756
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(d)	3,489	3,475,469
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(d)	2,538	2,037,087
4.13%, 12/15/26	3,010	3,010,857
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(d)	4,149	4,152,671
4.25%, 10/01/27	2,502	2,516,667
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(d)	3,227	2,695,663
4.32%, 04/26/28, (1-day SOFR + 1.560%)(d)	5,555	5,561,623
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(d)	4,191	4,223,950
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(d)	5,109	5,146,667
4.51%, 10/22/28, (1-day SOFR + 0.860%)(d)	3,260	3,281,705
4.57%, 06/14/30, (1-day SOFR + 1.750%)(d)	3,605	3,644,706
4.59%, 04/26/33, (1-day SOFR + 1.800%)(d)	4,035	4,017,900
4.60%, 10/22/30, (1-day SOFR + 1.040%)(d)	4,325	4,372,191
4.85%, 07/25/28, (1-day SOFR + 1.990%)(d)	5,671	5,741,188
4.85%, 02/01/44	1,910	1,765,713
4.91%, 07/25/33, (1-day SOFR + 2.080%)(d)	7,258	7,358,830
4.92%, 01/24/29, (1-day SOFR + 0.800%)(a)(d)	3,425	3,486,021
4.95%, 10/22/35, (1-day SOFR + 1.340%)(d)	4,980	4,951,883
4.95%, 06/01/45	3,319	3,034,528
4.98%, 07/22/28, (1-day SOFR + 0.930%)(d)	3,805	3,859,599
5.00%, 07/22/30, (1-day SOFR +1.125%)(d)	4,845	4,969,113
5.01%, 01/23/30, (1-day SOFR + 1.310%)(d)	4,140	4,240,557
5.04%, 01/23/28, (1-day SOFR + 1.190%)(d)	3,465	3,501,228
5.10%, 04/22/31, (1-day SOFR + 1.435%)(a)(d)	4,025	4,152,559
5.14%, 01/24/31, (1-day SOFR + 1.010%)(a)(d)	2,440	2,514,488
5.29%, 07/22/35, (1-day SOFR + 1.460%)(d)	5,965	6,080,399
5.30%, 07/24/29, (1-day SOFR + 1.450%)(d)	4,435	4,568,363
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)(d)	4,655	4,781,559
5.35%, 06/01/34, (1-day SOFR + 1.845%)(d)	7,480	7,722,333
5.40%, 01/06/42	2,850	2,848,063
5.50%, 01/24/36, (1-day SOFR + 1.315%)(d)	4,630	4,780,755
5.50%, 10/15/40	2,390	2,442,688
5.53%, 11/29/45, (1-day SOFR + 1.550%)(d)	4,240	4,258,088
5.57%, 04/22/28, (1-day SOFR + 0.930%)(d)	3,895	3,978,287
5.57%, 04/22/36, (1-day SOFR + 1.680%)(d)	5,365	5,577,636
5.58%, 04/22/30, (1-day SOFR +1.160%)(d)	4,660	4,865,039
5.58%, 07/23/36(a)	2,610	2,662,218
5.60%, 07/15/41	3,046	3,123,785
Security	Par (000)	Value
Banks (continued)
5.63%, 08/16/43	$2,101	$2,116,961
5.72%, 09/14/33, (1-day SOFR + 2.580%)(d)	5,510	5,784,647
5.77%, 04/22/35, (1-day SOFR + 1.490%)(d)	4,685	4,947,325
6.07%, 10/22/27, (1-day SOFR + 1.330%)(d)	3,525	3,594,261
6.09%, 10/23/29, (1-day SOFR + 1.570%)(d)	4,105	4,330,539
6.25%, 10/23/34, (1-day SOFR + 1.810%)(d)	4,280	4,675,650
6.40%, 05/15/38	4,107	4,586,744
7.63%, 10/15/26	1,107	1,149,664
8.00%, 04/29/27	2,249	2,389,943
8.75%, 09/01/30	942	1,120,771
JPMorgan Chase Bank NA, 5.11%, 12/08/26	4,375	4,431,395
KBC Group NV
4.93%, 10/16/30, (1-year CMT + 1.070%)(b)(d)	1,790	1,822,000
5.80%, 01/19/29, (1-year CMT + 2.100%)(a)(b)(d)	1,695	1,751,821
6.32%, 09/21/34, (1-year CMT + 2.050%)(a)(b)(d)	1,610	1,743,437
KEB Hana Bank
1.25%, 12/16/26(b)	285	274,771
3.25%, 03/30/27(a)(b)	525	518,332
3.50%, (5-year CMT + 2.409%)(b)(d)(e)	395	387,839
5.38%, 04/23/27(b)	170	173,449
5.38%, 04/23/29(b)	335	348,661
5.75%, 10/24/28(b)	385	403,697
KeyBank NA, 5.00%, 01/26/33	1,535	1,532,495
KeyBank NA/Cleveland OH
3.90%, 04/13/29	890	868,574
4.90%, 08/08/32	1,260	1,235,570
5.85%, 11/15/27	1,629	1,680,245
6.95%, 02/01/28(a)	800	844,163
KeyCorp
2.25%, 04/06/27(a)	1,138	1,102,444
2.55%, 10/01/29(a)	1,275	1,192,506
4.10%, 04/30/28	1,652	1,649,337
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(d)	1,245	1,232,945
5.12%, 04/04/31, (1-day SOFR Index + 1.227%)(a)(d)	360	368,259
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(d)	1,635	1,756,357
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(a)(b)	1,263	1,269,336
Kookmin Bank
2.38%, 02/15/27(b)	100	97,597
2.50%, 11/04/30(a)(b)	505	456,235
4.38%, 05/08/28(b)	185	186,320
4.63%, 04/21/28(b)	324	328,244
4.63%, 05/08/30(b)	30	30,619
5.25%, 05/08/29(b)	350	363,406
5.38%, 05/08/27(b)	380	387,850
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.500%)(d)	2,546	1,844,680
3.57%, 11/07/28(d)	2,735	2,694,175
3.75%, 01/11/27	1,955	1,944,736
3.75%, 03/18/28, (1-year CMT + 1.800%)(d)	1,687	1,672,748
4.34%, 01/09/48(a)	2,204	1,769,491
4.38%, 03/22/28	2,741	2,752,413
4.55%, 08/16/28	1,990	2,010,051
4.82%, 06/13/29, (1-year CMT + 0.830%)(d)	1,900	1,926,870

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)(d)	$2,190	$2,195,713
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)(d)	2,320	2,358,791
5.30%, 12/01/45(a)	855	798,317
5.46%, 01/05/28, (1-year CMT + 1.375%)(a)(d)	2,330	2,363,283
5.59%, 11/26/35, (1-year CMT + 1.200%)(d)	1,760	1,809,006
5.68%, 01/05/35, (1-year CMT + 1.750%)(d)	2,675	2,772,483
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)(d)	1,985	2,076,479
5.87%, 03/06/29, (1-year CMT + 1.700%)(d)	2,010	2,087,119
6.07%, 06/13/36, (1-year CMT + 1.600%)(d)	2,030	2,097,933
7.95%, 11/15/33, (1-year CMT + 3.750%)(d)	1,940	2,238,490
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(d)	738	741,006
4.83%, 01/16/29, (1-day SOFR + 0.930%)(d)	1,045	1,056,836
5.05%, 01/27/34, (1-day SOFR + 1.850%)(d)	1,505	1,493,478
5.18%, 07/08/31, (1-day SOFR + 1.400%)(d)	1,220	1,248,257
5.39%, 01/16/36, (1-day SOFR + 1.610%)(d)	1,220	1,222,625
5.40%, 07/30/35, (5-year CMT + 1.430%)(d)	400	403,351
6.08%, 03/13/32, (1-day SOFR + 2.260%)(d)	1,560	1,656,214
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)(d)	1,245	1,355,530
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.700%)(b)(d)	1,900	1,712,670
3.62%, 06/03/30(b)	1,450	1,381,858
4.33%, 06/12/28(a)(b)	255	257,272
5.27%, 07/02/27(a)(b)	1,030	1,054,137
5.39%, 12/07/26(a)(b)	1,210	1,232,581
5.64%, 08/13/36, (1-year CMT + 1.450%)(b)(d)	600	604,078
6.80%, 01/18/33(b)	1,600	1,743,328
Macquarie Group Ltd.
1.63%, 09/23/27, (1-day SOFR + 0.910%)(b)(d)	1,375	1,335,501
1.94%, 04/14/28, (1-day SOFR + 0.995%)(b)(d)	955	919,786
2.69%, 06/23/32, (1-day SOFR + 1.440%)(a)(b)(d)	1,740	1,566,185
2.87%, 01/14/33, (1-day SOFR + 1.532%)(a)(b)(d)	1,984	1,771,262
3.76%, 11/28/28, (3-mo. CME Term SOFR + 1.634%)(a)(b)(d)	1,386	1,367,415
4.10%, 06/21/28, (1-day SOFR + 2.125%)(a)(b)(d)	1,010	1,005,226
4.44%, 06/21/33, (1-day SOFR + 2.405%)(b)(d)	1,210	1,180,858
4.65%, 03/27/29, (3-mo. CME Term SOFR + 1.989%)(a)(b)(d)	760	766,408
5.03%, 01/15/30, (3-mo. CME Term SOFR + 2.012%)(a)(b)(d)	1,393	1,422,127
5.49%, 11/09/33, (1-day SOFR + 2.865%)(a)(b)(d)	1,015	1,056,010
5.89%, 06/15/34, (1-day SOFR + 2.380%)(a)(b)(d)	1,605	1,706,298
6.26%, 12/07/34, (1-day SOFR + 2.303%)(a)(b)(d)	1,595	1,733,858
Security	Par (000)	Value
Banks (continued)
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	$916	$899,984
4.70%, 01/27/28	1,955	1,979,406
4.76%, 07/06/28, (1-day SOFR + 0.950%)(a)(d)	1,380	1,390,786
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27, (1-year CMT + 0.670%)(d)	2,025	1,966,981
2.05%, 07/17/30	2,250	2,025,034
2.31%, 07/20/32, (1-year CMT + 0.950%)(d)	3,035	2,683,754
2.34%, 01/19/28, (1-year CMT + 0.830%)(d)	2,395	2,332,575
2.49%, 10/13/32, (1-year CMT + 0.970%)(d)	1,191	1,059,461
2.56%, 02/25/30	2,054	1,912,525
2.76%, 09/13/26	1,470	1,448,434
2.85%, 01/19/33, (1-year CMT + 1.100%)(d)	1,734	1,553,470
3.20%, 07/18/29	3,036	2,921,999
3.29%, 07/25/27(a)	646	637,378
3.68%, 02/22/27(a)	1,524	1,515,805
3.74%, 03/07/29	2,531	2,502,529
3.75%, 07/18/39	2,818	2,443,575
3.96%, 03/02/28(a)	1,808	1,804,482
4.05%, 09/11/28(a)	1,352	1,353,914
4.08%, 04/19/28, (1-year CMT + 1.300%)(d)	1,620	1,615,590
4.15%, 03/07/39(a)	873	812,102
4.29%, 07/26/38(a)	751	707,154
4.32%, 04/19/33, (1-year CMT + 1.550%)(d)	1,060	1,032,568
5.02%, 07/20/28, (1-year CMT + 1.950%)(d)	2,200	2,234,247
5.13%, 07/20/33, (1-year CMT + 2.125%)(d)	2,245	2,291,491
5.16%, 04/24/31, (1-year CMT + 1.170%)(d)	1,795	1,851,194
5.20%, 01/16/31, (1-year CMT + 0.780%)(d)	1,715	1,769,671
5.24%, 04/19/29, (1-year CMT + 1.700%)(d)	1,275	1,308,324
5.26%, 04/17/30, (1-year CMT + 0.820%)(d)	1,280	1,320,848
5.35%, 09/13/28, (1-year CMT + 1.900%)(d)	1,745	1,784,958
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(d)	1,665	1,736,985
5.42%, 02/22/29, (1-year CMT + 1.380%)(d)	1,530	1,574,897
5.43%, 04/17/35, (1-year CMT + 1.000%)(d)	2,675	2,757,300
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(d)	2,095	2,181,809
5.47%, 09/13/33, (1-year CMT + 2.125%)(d)	1,011	1,052,865
5.48%, 02/22/31, (1-year CMT + 1.530%)(d)	995	1,038,280
5.57%, 01/16/36, (1-year CMT + 0.950%)(d)	1,910	1,986,138
5.62%, 04/24/36, (1-year CMT + 1.270%)(d)	2,405	2,506,639
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(d)	1,720	1,527,682
2.17%, 05/22/32, (1-year CMT + 0.870%)(d)	1,213	1,066,747
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(d)	2,337	2,106,742
2.26%, 07/09/32, (1-year CMT + 0.900%)(a)(d)	751	658,755
2.56%, 09/13/31	1,915	1,693,158
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(d)	1,100	1,014,152
2.84%, 09/13/26	1,214	1,197,683
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(d)	845	798,796
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(d)	1,409	1,348,371
3.17%, 09/11/27	1,575	1,547,361
3.26%, 05/22/30, (1-year CMT + 1.250%)(d)	1,750	1,686,885
3.66%, 02/28/27	721	716,860
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.02%, 03/05/28	$1,695	$1,693,216
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)(d)	1,640	1,641,896
4.71%, 07/08/31, (1-year CMT + 0.920%)(d)	1,630	1,648,755
5.10%, 05/13/31, (1-year CMT + 0.820%)(d)	930	954,586
5.32%, 07/08/36, (1-year CMT + 1.070%)(d)	2,425	2,462,673
5.38%, 05/26/30, (1-year CMT + 1.120%)(d)	825	853,549
5.38%, 07/10/30, (1-year CMT + 1.080%)(d)	970	1,004,516
5.41%, 09/13/28, (1-year CMT + 2.050%)(a)(d)	1,630	1,666,960
5.42%, 05/13/36, (1-year CMT + 0.980%)(d)	1,020	1,048,395
5.58%, 05/26/35, (1-year CMT + 1.300%)(d)	1,290	1,340,331
5.59%, 07/10/35, (1-year CMT + 1.300%)(d)	1,205	1,254,011
5.67%, 05/27/29, (1-year CMT + 1.500%)(d)	1,385	1,437,464
5.67%, 09/13/33, (1-year CMT + 2.400%)(d)	1,302	1,366,621
5.74%, 05/27/31, (1-year CMT + 1.650%)(d)	1,500	1,580,948
5.75%, 05/27/34, (1-year CMT + 1.800%)(d)	1,430	1,507,129
5.75%, 07/06/34, (1-year CMT + 1.900%)(d)	1,730	1,823,371
5.78%, 07/06/29, (1-year CMT + 1.650%)(d)	2,165	2,255,219
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(d)	4,889	4,240,603
1.93%, 04/28/32, (1-day SOFR + 1.020%)(d)	4,609	4,002,542
2.24%, 07/21/32, (1-day SOFR + 1.178%)(d)	5,784	5,081,591
2.48%, 01/21/28, (1-day SOFR + 1.000%)(d)	3,860	3,767,849
2.48%, 09/16/36, (1-day SOFR + 1.360%)(d)	4,900	4,248,618
2.51%, 10/20/32, (1-day SOFR + 1.200%)(d)	7,095	6,295,693
2.70%, 01/22/31, (1-day SOFR + 1.143%)(d)	5,581	5,201,380
2.80%, 01/25/52, (1-day SOFR + 1.430%)(d)	3,488	2,149,069
2.94%, 01/21/33, (1-day SOFR + 1.290%)(d)	3,990	3,594,155
3.22%, 04/22/42, (1-day SOFR + 1.485%)(d)	3,394	2,585,593
3.59%, 07/22/28(d)	4,837	4,777,677
3.62%, 04/01/31, (1-day SOFR + 3.120%)(d)	4,685	4,533,035
3.63%, 01/20/27	4,756	4,730,635
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(d)	4,992	4,942,146
3.95%, 04/23/27	3,055	3,044,100
3.97%, 07/22/38(d)	3,451	3,044,805
4.21%, 04/20/28, (1-day SOFR + 1.610%)(d)	3,733	3,733,665
4.30%, 01/27/45	3,788	3,238,168
4.35%, 09/08/26	3,493	3,495,657
4.38%, 01/22/47	3,342	2,847,226
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(d)	5,325	5,348,409
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(d)	1,830	1,704,822
4.65%, 10/18/30, (1-day SOFR + 1.100%)(d)	4,655	4,699,737
4.89%, 07/20/33, (1-day SOFR + 2.076%)(d)	3,490	3,518,477
5.04%, 07/19/30, (1-day SOFR + 1.215%)(d)	3,705	3,795,420
5.12%, 02/01/29, (1-day SOFR + 1.730%)(d)	4,100	4,187,509
5.16%, 04/20/29, (1-day SOFR + 1.590%)(d)	4,340	4,437,058
5.17%, 01/16/30, (1-day SOFR + 1.450%)(d)	4,097	4,211,322
5.19%, 04/17/31, (1-day SOFR + 1.510%)(d)	5,495	5,664,108
5.23%, 01/15/31, (1-day SOFR + 1.108%)(d)	4,165	4,299,108
5.25%, 04/21/34, (1-day SOFR + 1.870%)(d)	5,145	5,252,608
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)(d)	2,995	3,013,347
5.32%, 07/19/35, (1-day SOFR + 1.555%)(d)	5,305	5,406,080
5.42%, 07/21/34, (1-day SOFR + 1.880%)(d)	4,100	4,232,976
5.45%, 07/20/29, (1-day SOFR + 1.630%)(d)	3,810	3,931,583
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)(d)	3,785	3,902,744
Security	Par (000)	Value
Banks (continued)
5.52%, 11/19/55, (1-day SOFR + 1.710%)(d)	$5,025	$4,900,538
5.59%, 01/18/36, (1-day SOFR + 1.418%)(d)	4,740	4,900,735
5.60%, 03/24/51, (1-day SOFR + 4.840%)(d)	3,545	3,500,348
5.65%, 04/13/28, (1-day SOFR +1.010%)(d)	2,630	2,686,466
5.66%, 04/18/30, (1-day SOFR + 1.260%)(d)	4,035	4,213,738
5.66%, 04/17/36, (1-day SOFR + 1.757%)(d)	4,900	5,100,294
5.83%, 04/19/35, (1-day SOFR + 1.580%)(d)	5,105	5,387,532
5.94%, 02/07/39, (5-year CMT + 1.800%)(d)	2,475	2,571,377
5.95%, 01/19/38, (5-year CMT + 2.430%)(d)	3,145	3,267,860
6.30%, 10/18/28, (1-day SOFR + 2.240%)(d)	3,630	3,784,847
6.34%, 10/18/33, (1-day SOFR + 2.560%)(d)	4,415	4,825,732
6.38%, 07/24/42	3,538	3,892,800
6.41%, 11/01/29, (1-day SOFR + 1.830%)(d)	3,175	3,374,971
6.63%, 11/01/34, (1-day SOFR + 2.050%)(d)	3,695	4,102,050
7.25%, 04/01/32	1,888	2,174,656
Series ., 4.99%, 04/12/29, (1-day SOFR + 1.380%)(d)	2,370	2,414,023
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(d)	3,365	3,367,719
4.95%, 01/14/28, (1-day SOFR + 1.080%)(d)	2,660	2,684,595
4.97%, 07/14/28, (1-day SOFR + 0.930%)(d)	2,660	2,696,968
5.02%, 01/12/29, (1-day SOFR + 0.906%)(d)	3,350	3,407,395
5.50%, 05/26/28, (1-day SOFR + 0.865%)(d)	3,212	3,283,315
5.88%, 10/30/26	2,970	3,028,246
Morgan Stanley Private Bank N.A.
4.47%, 07/06/28, (1-day SOFR + 0.770%)(d)	3,695	3,711,810
4.73%, 07/18/31, (1-day SOFR + 1.080%)(d)	4,275	4,335,054
MUFG Bank Ltd., 4.70%, 03/10/44(a)(b)	320	286,303
National Australia Bank Ltd.
1.89%, 01/12/27(a)(b)	1,810	1,760,241
2.33%, 08/21/30(b)	3,055	2,748,369
2.65%, 01/14/41(a)(b)	1,740	1,188,330
2.99%, 05/21/31(b)	1,817	1,654,840
3.35%, 01/12/37, (5-year CMT + 1.700%)(b)(d)	1,917	1,720,918
3.50%, 01/10/27(a)(b)	1,055	1,049,153
3.93%, 08/02/34, (5-year CMT + 1.880%)(a)(b)(d)	2,586	2,514,860
4.95%, 01/10/34(a)(b)	1,000	1,025,263
5.18%, 06/11/34(a)(b)	1,240	1,291,799
5.90%, 01/14/36, (1-year CMT + 1.300%)(a)(b)(d)	2,265	2,355,620
6.43%, 01/12/33(a)(b)	2,020	2,182,585
National Australia Bank Ltd./New York
3.91%, 06/09/27	1,440	1,439,614
4.31%, 06/13/28	1,770	1,786,675
4.50%, 10/26/27	1,585	1,603,011
4.53%, 06/13/30	1,515	1,541,476
4.79%, 01/10/29	1,125	1,152,562
4.90%, 06/13/28(a)	1,485	1,522,216
4.90%, 01/14/30(a)	1,145	1,183,560
4.94%, 01/12/28	1,735	1,775,331
5.09%, 06/11/27	1,215	1,239,883
National Bank of Canada
4.50%, 10/10/29	1,055	1,061,270
4.95%, 02/01/28, (1-day SOFR + 0.795%)(d)	1,045	1,054,776
5.60%, 12/18/28	1,850	1,925,685
National Securities Clearing Corp.
4.35%, 05/20/27(b)	365	367,654
4.70%, 05/20/30(a)(b)	570	582,712
4.90%, 06/26/29(b)	1,120	1,149,784

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.00%, 05/30/28(b)	$1,155	$1,184,861
5.10%, 11/21/27(b)	1,385	1,414,709
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.350%)(d)	1,445	1,316,124
3.07%, 05/22/28, (1-year CMT + 2.550%)(d)	1,807	1,772,545
4.45%, 05/08/30(a)(d)	2,010	2,016,570
4.89%, 05/18/29(d)	2,633	2,675,224
4.96%, 08/15/30, (1-year CMT + 1.220%)(a)(d)	1,865	1,903,951
5.08%, 01/27/30(d)	3,011	3,076,855
5.12%, 05/23/31, (1-year CMT + 1.050%)(d)	2,000	2,048,750
5.52%, 09/30/28, (1-year CMT + 2.270%)(d)	1,210	1,239,760
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)(d)	1,745	1,777,437
5.78%, 03/01/35, (1-year CMT + 1.500%)(d)	2,355	2,462,479
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)(d)	1,890	1,974,335
6.02%, 03/02/34, (1-year CMT + 2.100%)(d)	1,620	1,726,737
6.48%, 06/01/34, (5-year CMT + 2.200%)(d)	1,695	1,780,278
NatWest Markets PLC
1.60%, 09/29/26(a)(b)	1,485	1,444,960
4.79%, 03/21/28(b)	865	880,865
5.02%, 03/21/30(b)	1,985	2,040,909
5.41%, 05/17/29(b)	1,290	1,338,807
5.42%, 05/17/27(b)	1,380	1,409,141
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.050%)(b)(d)	535	517,928
5.50%, 06/06/30, (1-day SOFR + 1.160%)(b)(d)	125	129,006
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.875%)(b)(d)(e)	240	234,187
NongHyup Bank
4.25%, 07/06/27(b)	150	150,355
4.75%, 07/22/29(b)	100	102,339
4.88%, 07/03/28(b)	200	204,049
Nordea Bank Abp
1.50%, 09/30/26(b)	2,110	2,050,345
4.25%, 08/28/30(b)	1,200	1,201,541
4.38%, 03/17/28(b)	90	91,075
4.38%, 09/10/29(a)(b)	910	921,825
4.63%, 09/13/33, (5-year USD Swap + 1.690%)(a)(b)(d)	992	989,383
5.00%, 03/19/27(a)(b)	670	680,318
5.38%, 09/22/27(b)	1,705	1,747,452
Norinchukin Bank (The)
1.28%, 09/22/26(a)(b)	1,470	1,422,401
2.08%, 09/22/31(a)(b)	2,250	1,943,216
4.87%, 09/14/27(a)(b)	1,185	1,194,655
5.07%, 09/14/32(a)(b)	462	460,916
5.09%, 10/16/29(a)(b)	730	745,393
5.43%, 03/09/28(a)(b)	1,571	1,608,081
Northern Trust Corp.
1.95%, 05/01/30	1,901	1,728,937
3.15%, 05/03/29	669	649,364
3.38%, 05/08/32(a)(d)	893	873,016
3.65%, 08/03/28	1,009	1,001,874
4.00%, 05/10/27	1,424	1,424,570
6.13%, 11/02/32	1,515	1,649,752
PNC Bank N.A., 4.43%, 07/21/28, (1-day SOFR + 0.727%)(a)(d)	2,020	2,027,615
Security	Par (000)	Value
Banks (continued)
PNC Bank NA
2.70%, 10/22/29	$1,420	$1,336,039
3.10%, 10/25/27(a)	1,531	1,502,612
3.25%, 01/22/28	1,395	1,373,154
4.05%, 07/26/28	2,060	2,053,507
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(d)	2,045	1,818,581
2.55%, 01/22/30	3,129	2,923,201
3.15%, 05/19/27	1,099	1,082,597
3.45%, 04/23/29	2,470	2,417,212
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(d)	1,234	1,214,319
4.81%, 10/21/32, (1-day SOFR + 1.259%)(d)	2,830	2,861,598
4.90%, 05/13/31, (1-day SOFR + 1.333%)(d)	1,670	1,704,222
5.07%, 01/24/34, (1-day SOFR + 1.933%)(d)	2,315	2,342,221
5.22%, 01/29/31, (1-day SOFR + 1.072%)(d)	1,655	1,710,224
5.30%, 01/21/28, (1-day SOFR + 1.342%)(d)	1,505	1,528,117
5.35%, 12/02/28, (1-day SOFR + 1.620%)(d)	1,890	1,938,682
5.37%, 07/21/36, (1-day SOFR + 1.417%)(d)	2,160	2,195,019
5.40%, 07/23/35, (1-day SOFR + 1.599%)(d)	2,375	2,426,532
5.49%, 05/14/30, (1-day SOFR + 1.198%)(d)	3,040	3,164,586
5.58%, 06/12/29, (1-day SOFR + 1.841%)(d)	4,116	4,269,768
5.58%, 01/29/36, (1-day SOFR + 1.394%)(d)	2,721	2,808,861
5.68%, 01/22/35, (1-day SOFR + 1.902%)(d)	2,465	2,569,886
5.94%, 08/18/34, (1-day SOFR + 1.946%)(d)	1,150	1,222,249
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(d)	2,445	2,618,856
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(d)	1,805	1,850,174
6.88%, 10/20/34, (1-day SOFR + 2.284%)(d)	3,500	3,929,713
Regions Bank/Birmingham AL, 6.45%, 06/26/37(a)	1,205	1,302,404
Regions Financial Corp.
1.80%, 08/12/28(a)	1,108	1,035,640
5.50%, 09/06/35, (1-day SOFR +2.060%)(a)(d)	1,450	1,471,967
5.72%, 06/06/30, (1-day SOFR +1.490%)(d)	1,450	1,509,302
7.38%, 12/10/37	569	646,222
Rheinland-Pfalz Bank, 6.88%, 02/23/28(a)(b)(c)	135	142,628
Royal Bank of Canada
1.40%, 11/02/26	1,240	1,202,466
2.05%, 01/21/27	780	759,068
2.30%, 11/03/31	2,890	2,575,366
3.63%, 05/04/27	1,926	1,914,435
3.88%, 05/04/32	1,858	1,788,775
4.24%, 08/03/27	2,497	2,509,010
4.50%, 08/06/29, (1-day SOFR + 0.890%)(d)	2,000	2,017,932
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(d)	1,195	1,197,729
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(d)	1,430	1,440,225
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(d)	3,270	3,297,906
4.70%, 08/06/31, (1-day SOFR + 1.060%)(d)	1,600	1,616,122
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(d)	1,665	1,678,858
4.88%, 01/19/27(a)	1,965	1,988,690
4.90%, 01/12/28(a)	1,434	1,463,757
4.95%, 02/01/29	1,910	1,965,867
4.97%, 01/24/29, (1-day SOFR + 0.830%)(d)	3,010	3,065,446
4.97%, 08/02/30, (1-day SOFR + 1.000%)(d)	2,205	2,252,088
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(a)(d)	$1,920	$1,967,607
5.00%, 02/01/33	2,725	2,793,440
5.00%, 05/02/33	1,390	1,421,244
5.15%, 02/04/31, (1-day SOFR + 1.030%)(d)	2,910	2,997,459
5.15%, 02/01/34(a)	2,070	2,138,850
5.20%, 08/01/28	1,855	1,916,057
6.00%, 11/01/27	2,130	2,216,064
6.35%, 11/24/84, (5-year CMT + 2.257%)(a)(d)	1,590	1,540,527
6.75%, 08/24/85, (5-year CMT + 2.815%)(d)	1,960	1,991,425
7.50%, 05/02/84, (5-year CMT + 2.887%)(d)	1,315	1,374,888
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)(d)	1,470	1,432,197
3.24%, 10/05/26	1,170	1,155,304
4.40%, 07/13/27	1,652	1,655,865
5.35%, 09/06/30, (1-day SOFR + 1.940%)(d)	1,970	2,023,717
5.47%, 03/20/29, (1-day SOFR + 1.610%)(d)	1,035	1,059,527
5.74%, 03/20/31, (1-day SOFR + 1.878%)(d)	1,645	1,709,564
6.17%, 01/09/30, (1-day SOFR + 2.500%)(d)	1,260	1,322,476
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)(d)	1,220	1,296,432
6.50%, 03/09/29, (1-day SOFR + 2.356%)(d)	1,670	1,748,085
6.57%, 06/12/29, (1-day SOFR + 2.700%)(d)	1,154	1,213,711
7.66%, 11/09/31, (1-day SOFR + 3.280%)(d)	1,240	1,396,359
Santander U.K. Group Holdings PLC
2.47%, 01/11/28, (1-day SOFR + 1.220%)(d)	1,390	1,354,034
2.90%, 03/15/32, (1-day SOFR + 1.475%)(d)	1,625	1,480,696
3.82%, 11/03/28(a)(d)	1,695	1,673,794
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(d)	115	116,488
5.63%, 09/15/45(a)(b)	880	774,003
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(d)	2,260	2,357,846
6.53%, 01/10/29, (1-day SOFR + 2.600%)(d)	2,114	2,214,466
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(b)	355	344,504
3.75%, 09/20/27(a)(b)	810	800,178
4.00%, 04/23/29(b)	932	914,598
4.38%, 04/13/32(b)	840	816,048
4.50%, 04/12/28(a)(b)	475	479,747
4.63%, 05/13/30(b)	185	189,010
5.75%, 04/15/34(b)	385	397,359
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(b)	485	495,555
Skandinaviska Enskilda Banken AB
1.20%, 09/09/26(b)	1,045	1,014,423
4.38%, 06/02/28(b)	435	439,596
4.50%, 09/03/30(b)	800	801,111
5.13%, 03/05/27(b)	890	904,718
5.38%, 03/05/29(b)	1,140	1,180,132
Societe Generale SA
2.80%, 01/19/28, (1-year CMT + 1.300%)(b)(d)	1,885	1,840,560
2.89%, 06/09/32, (1-year CMT + 1.300%)(a)(b)(d)	1,835	1,634,178
3.00%, 01/22/30(a)(b)	1,453	1,357,598
3.34%, 01/21/33, (1-year CMT + 1.600%)(a)(b)(d)	1,475	1,328,016
3.63%, 03/01/41(a)(b)	1,440	1,035,799
Security	Par (000)	Value
Banks (continued)
3.65%, 07/08/35, (5-year CMT + 3.000%)(a)(b)(d)	$876	$811,128
4.00%, 01/12/27(a)(b)	1,155	1,148,123
4.03%, 01/21/43, (1-year CMT + 1.900%)(a)(b)(d)	1,155	854,006
4.68%, 06/15/27(b)	680	685,723
4.75%, 09/14/28(b)	776	780,342
5.25%, 02/19/27(b)	425	429,227
5.25%, 05/22/29, (1-day SOFR + 1.420%)(b)(d)	1,600	1,624,275
5.50%, 04/13/29, (1-year CMT + 1.200%)(b)(d)	250	255,535
5.51%, 05/22/31, (1-day SOFR + 1.650%)(b)(d)	1,600	1,638,557
5.52%, 01/19/28, (1-year CMT + 1.500%)(a)(b)(d)	1,365	1,382,483
5.63%, 01/19/30, (1-year CMT + 1.750%)(a)(b)(d)	1,680	1,729,606
5.63%, 11/24/45(a)(b)	735	670,367
6.07%, 01/19/35, (1-year CMT + 2.100%)(a)(b)(d)	1,975	2,039,485
6.10%, 04/13/33, (1-year CMT + 1.600%)(a)(b)(d)	1,475	1,540,193
6.22%, 06/15/33, (1-year CMT + 3.200%)(a)(b)(d)	1,782	1,844,723
6.45%, 01/10/29, (1-year CMT + 2.550%)(b)(d)	1,975	2,053,986
6.69%, 01/10/34, (1-year CMT + 2.950%)(b)(d)	2,285	2,459,136
7.13%, 01/19/55, (1-year CMT + 2.950%)(a)(b)(d)	1,705	1,747,492
7.37%, 01/10/53(a)(b)	1,440	1,516,771
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	995	1,138,486
Standard Chartered Bank/New York, 4.85%, 12/03/27	10	10,182
Standard Chartered PLC
2.61%, 01/12/28, (1-year CMT + 1.180%)(b)(d)	2,045	1,997,558
2.68%, 06/29/32, (1-year CMT + 1.200%)(b)(d)	1,605	1,426,406
3.27%, 02/18/36, (5-year CMT + 2.300%)(b)(d)	2,056	1,874,635
3.60%, 01/12/33, (1-year CMT + 1.900%)(b)(d)	1,755	1,609,000
4.30%, 02/19/27(a)(b)	1,635	1,629,680
4.31%, 05/21/30(b)(d)	1,330	1,321,177
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(b)(d)	2,730	2,737,942
4.87%, 03/15/33, (5-year USD ICE Swap + 1.970%)(b)(d)	1,075	1,078,605
5.01%, 10/15/30, (1-year CMT + 1.150%)(b)(d)	2,320	2,361,233
5.24%, 05/13/31, (1-year CMT + 1.350%)(a)(b)(d)	615	630,511
5.30%, 01/09/43(a)(b)	1,808	1,677,439
5.40%, 08/12/36, (1-year CMT + 1.200%)(b)(d)	2,225	2,222,519
5.55%, 01/21/29, (1-year CMT + 1.050%)(b)(d)	1,220	1,250,607
5.69%, 05/14/28, (1-year CMT + 1.050%)(b)(d)	1,545	1,577,863

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.70%, 03/26/44(a)(b)	$2,461	$2,374,598
5.91%, 05/14/35, (1-year CMT + 1.450%)(b)(d)	2,490	2,606,643
6.10%, 01/11/35, (1-year CMT + 2.100%)(a)(b)(d)	2,075	2,208,135
6.23%, 01/21/36, (1-year CMT + 1.430%)(b)(d)	1,835	1,961,079
6.30%, 01/09/29, (1-year CMT + 2.450%)(b)(d)	2,410	2,508,444
6.30%, 07/06/34, (1-year CMT + 2.580%)(a)(b)(d)	1,675	1,803,869
6.75%, 02/08/28, (1-year CMT + 1.850%)(b)(d)	175	180,594
7.02%, 02/08/30, (1-year CMT + 2.200%)(b)(d)	1,485	1,604,342
7.77%, 11/16/28, (1-year CMT + 3.450%)(b)(d)	1,780	1,907,736
State Street Bank & Trust Co.
4.59%, 11/25/26	750	755,794
4.78%, 11/23/29	1,070	1,099,894
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(d)	968	938,666
2.20%, 02/07/28, (1-day SOFR + 0.730%)(d)	1,685	1,639,506
2.20%, 03/03/31	1,662	1,482,142
2.40%, 01/24/30(a)	1,817	1,704,050
2.62%, 02/07/33, (1-day SOFR + 1.002%)(d)	653	582,767
3.03%, 11/01/34, (1-day SOFR + 1.490%)(d)	1,005	942,944
3.15%, 03/30/31, (1-day SOFR + 2.650%)(d)	1,225	1,172,119
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)(d)	786	789,170
4.16%, 08/04/33, (1-day SOFR + 1.726%)(d)	1,265	1,226,539
4.33%, 10/22/27	1,815	1,830,349
4.42%, 05/13/33, (1-day SOFR + 1.605%)(d)	1,085	1,073,951
4.53%, 02/20/29, (1-day SOFR + 1.018%)(d)	2,045	2,066,828
4.54%, 02/28/28	1,235	1,252,531
4.54%, 04/24/28, (1-day SOFR + 0.950%)(d)	580	584,395
4.68%, 10/22/32, (1-day SOFR + 1.050%)(d)	1,555	1,576,202
4.73%, 02/28/30	1,370	1,400,803
4.82%, 01/26/34, (1-day SOFR + 1.567%)(d)	1,265	1,269,943
4.83%, 04/24/30(a)	1,320	1,355,719
4.99%, 03/18/27	1,430	1,452,094
5.15%, 02/28/36, (1-day SOFR + 1.217%)(d)	990	1,002,533
5.16%, 05/18/34, (1-day SOFR + 1.890%)(d)	1,430	1,466,665
5.68%, 11/21/29, (1-day SOFR + 1.484%)(d)	1,290	1,353,793
5.82%, 11/04/28, (1-day SOFR + 1.715%)(d)	775	802,446
6.12%, 11/21/34, (1-day SOFR + 1.958%)(d)	885	950,204
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	2,860	2,779,235
1.71%, 01/12/31	835	727,929
1.90%, 09/17/28	3,500	3,276,079
2.13%, 07/08/30	2,465	2,225,556
2.14%, 09/23/30	1,109	994,621
2.17%, 01/14/27(a)	995	969,499
2.22%, 09/17/31(a)	1,853	1,633,595
2.30%, 01/12/41	1,070	731,120
2.47%, 01/14/29	1,092	1,034,380
2.72%, 09/27/29	955	900,656
2.75%, 01/15/30	1,870	1,749,818
2.93%, 09/17/41	750	543,208
3.01%, 10/19/26(a)	1,682	1,660,693
3.04%, 07/16/29	4,375	4,179,219
Security	Par (000)	Value
Banks (continued)
3.05%, 01/14/42	$1,480	$1,112,676
3.35%, 10/18/27	1,130	1,114,920
3.36%, 07/12/27(a)	2,038	2,014,401
3.45%, 01/11/27	1,794	1,778,457
3.54%, 01/17/28	1,481	1,462,468
3.94%, 07/19/28	1,009	1,005,222
4.31%, 10/16/28	854	859,806
4.66%, 07/08/31, (1-day SOFR + 1.190%)(d)	1,300	1,314,996
4.95%, 07/08/33, (1-day SOFR + 1.380%)(d)	1,105	1,119,689
5.24%, 04/15/30	1,335	1,382,234
5.25%, 07/08/36, (1-day SOFR + 1.500%)(a)(d)	1,205	1,222,574
5.32%, 07/09/29	1,360	1,409,020
5.42%, 07/09/31	1,805	1,888,687
5.45%, 01/15/32(a)	1,345	1,408,144
5.52%, 01/13/28(a)	3,090	3,192,372
5.56%, 07/09/34	2,425	2,536,885
5.63%, 01/15/35(a)	2,065	2,167,115
5.71%, 01/13/30	2,285	2,410,681
5.72%, 09/14/28	1,790	1,869,593
5.77%, 01/13/33	2,710	2,876,247
5.78%, 07/13/33(a)	975	1,035,333
5.80%, 07/13/28	1,425	1,489,767
5.80%, 07/08/46, (1-day SOFR + 1.780%)(a)(d)	255	253,019
5.81%, 09/14/33(a)	1,465	1,565,326
5.84%, 07/09/44	1,825	1,857,148
5.85%, 07/13/30(a)	1,280	1,363,014
6.18%, 07/13/43(a)	1,575	1,681,279
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(b)	1,073	1,041,800
2.80%, 03/10/27(b)	1,055	1,034,463
4.45%, 09/10/27(b)	1,725	1,736,232
4.50%, 03/13/28(b)	1,210	1,221,667
4.50%, 09/10/29(a)(b)	1,520	1,534,512
4.70%, 03/13/30(b)	875	891,617
4.85%, 09/10/34(a)(b)	890	884,531
4.95%, 09/15/27(b)	595	604,352
5.05%, 03/13/35(b)	990	996,861
5.20%, 03/07/27(a)(b)	990	1,005,796
5.20%, 03/07/29(b)	835	860,951
5.35%, 03/07/34(a)(b)	750	773,374
5.50%, 03/09/28(a)(b)	1,110	1,146,640
5.55%, 09/14/28(a)(b)	775	806,539
5.65%, 09/14/26(b)	610	618,627
Svenska Handelsbanken AB
3.95%, 06/10/27(b)	1,105	1,105,239
4.38%, 05/23/28(b)	940	950,080
5.13%, 05/28/27(a)(b)	964	981,993
5.50%, 06/15/28(b)	1,280	1,326,340
Swedbank AB
1.54%, 11/16/26(b)	1,540	1,495,052
5.00%, 11/20/29(a)(b)	835	860,293
5.08%, 05/21/30(b)	1,135	1,165,196
5.34%, 09/20/27(b)	1,830	1,871,543
5.41%, 03/14/29(b)	1,230	1,274,113
6.14%, 09/12/26(b)	825	840,366
Synchrony Bank, 5.63%, 08/23/27	964	985,266
Synovus Bank, 5.63%, 02/15/28	745	760,418
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(d)	375	390,060
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank (The)
1.25%, 09/10/26(a)	$2,140	$2,079,163
1.95%, 01/12/27(a)	1,210	1,175,808
2.00%, 09/10/31(a)	1,550	1,368,834
2.45%, 01/12/32(a)	1,150	1,016,934
2.80%, 03/10/27	1,715	1,683,077
3.20%, 03/10/32	2,551	2,345,457
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(d)	2,177	2,155,831
4.11%, 06/08/27	2,388	2,389,568
4.46%, 06/08/32(a)	3,325	3,290,938
4.57%, 12/17/26	2,155	2,165,219
4.57%, 06/02/28	1,575	1,593,284
4.69%, 09/15/27	3,285	3,323,364
4.78%, 12/17/29	1,665	1,701,359
4.81%, 06/03/30	1,275	1,302,177
4.86%, 01/31/28	2,150	2,185,941
4.98%, 04/05/27	1,235	1,251,008
4.99%, 04/05/29	1,515	1,553,736
5.15%, 09/10/34, (5-year CMT + 1.500%)(d)	1,515	1,529,447
5.16%, 01/10/28	2,280	2,333,183
5.26%, 12/11/26	1,075	1,090,214
5.30%, 01/30/32	1,190	1,237,352
5.52%, 07/17/28	2,020	2,096,585
7.25%, 07/31/84, (5-year CMT + 2.977%)(d)	1,080	1,121,995
8.13%, 10/31/82, (5-year CMT + 4.075%)(d)	1,893	1,993,596
Truist Bank
2.25%, 03/11/30	2,288	2,084,555
3.80%, 10/30/26	1,200	1,192,588
4.42%, 07/24/28, (1-day SOFR + 0.770%)(d)	1,635	1,639,915
Truist Financial Corp.
1.13%, 08/03/27	1,450	1,371,982
1.89%, 06/07/29, (1-day SOFR + 0.862%)(d)	1,976	1,859,457
1.95%, 06/05/30	1,475	1,326,650
3.88%, 03/19/29	1,196	1,178,253
4.12%, 06/06/28, (1-day SOFR + 1.368%)(d)	1,605	1,604,756
4.87%, 01/26/29, (1-day SOFR + 1.435%)(d)	2,785	2,827,973
4.92%, 07/28/33, (1-day SOFR + 2.240%)(d)	1,630	1,606,042
5.07%, 05/20/31, (1-day SOFR + 1.309%)(a)(d)	1,855	1,900,533
5.12%, 01/26/34, (1-day SOFR + 1.852%)(d)	2,400	2,416,999
5.15%, 08/05/32, (1-day SOFR + 1.571%)(d)	1,625	1,672,475
5.44%, 01/24/30, (1-day SOFR + 1.620%)(d)	2,255	2,337,690
5.71%, 01/24/35, (1-day SOFR + 1.922%)(d)	3,190	3,322,975
5.87%, 06/08/34, (1-day SOFR + 2.361%)(d)	2,635	2,769,835
6.12%, 10/28/33, (1-day SOFR + 2.300%)(a)(d)	1,285	1,373,643
7.16%, 10/30/29, (1-day SOFR + 2.446%)(d)	2,960	3,212,617
U.S. Bancorp
1.38%, 07/22/30	2,824	2,468,690
2.22%, 01/27/28, (1-day SOFR + 0.730%)(d)	2,115	2,055,956
2.49%, 11/03/36, (5-year CMT + 0.950%)(d)	2,380	2,048,004
2.68%, 01/27/33, (1-day SOFR + 1.020%)(d)	1,507	1,330,071
3.00%, 07/30/29	1,737	1,659,452
3.90%, 04/26/28	1,838	1,835,750
4.55%, 07/22/28, (1-day SOFR + 1.660%)(d)	2,944	2,964,290
4.65%, 02/01/29, (1-day SOFR + 1.230%)(d)	2,760	2,791,439
4.84%, 02/01/34, (1-day SOFR + 1.600%)(d)	3,395	3,374,661
4.97%, 07/22/33, (1-day SOFR + 2.110%)(d)	2,110	2,096,063
5.05%, 02/12/31, (1-day SOFR + 1.061%)(d)	2,040	2,092,871
5.08%, 05/15/31, (1-day SOFR + 1.296%)(d)	575	590,771
Security	Par (000)	Value
Banks (continued)
5.10%, 07/23/30, (1-day SOFR + 1.250%)(d)	$2,160	$2,222,128
5.38%, 01/23/30, (1-day SOFR + 1.560%)(d)	2,400	2,482,757
5.42%, 02/12/36, (1-day SOFR + 1.411%)(a)(d)	1,975	2,020,970
5.68%, 01/23/35, (1-day SOFR + 1.860%)(d)	3,180	3,314,033
5.78%, 06/12/29, (1-day SOFR + 2.020%)(d)	2,680	2,792,501
5.84%, 06/12/34, (1-day SOFR + 2.260%)(d)	2,825	2,979,277
5.85%, 10/21/33, (1-day SOFR + 2.090%)(d)	2,360	2,495,374
6.79%, 10/26/27, (1-day SOFR + 1.880%)(a)(d)	1,170	1,202,469
Series X, 3.15%, 04/27/27	1,988	1,961,263
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(d)	1,470	1,474,023
UBS AG/London
4.50%, 06/26/48(a)	1,860	1,613,089
5.65%, 09/11/28	2,420	2,527,649
UBS AG/Stamford CT
4.86%, 01/10/28, (1-day SOFR + 0.720%)(d)	685	691,263
5.00%, 07/09/27(a)	2,255	2,292,571
7.50%, 02/15/28	3,645	3,933,389
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.000%)(b)(d)	3,167	2,784,560
2.75%, 02/11/33, (1-year CMT + 1.100%)(b)(d)	2,370	2,088,841
3.09%, 05/14/32, (1-day SOFR + 1.730%)(b)(d)	5,908	5,437,924
3.13%, 08/13/30(b)(d)	2,655	2,531,660
3.18%, 02/11/43, (1-year CMT + 1.100%)(a)(b)(d)	2,585	1,917,750
3.87%, 01/12/29(b)(d)	3,507	3,473,881
4.19%, 04/01/31, (1-day SOFR + 3.730%)(b)(d)	4,781	4,724,757
4.25%, 03/23/28(b)	5,260	5,250,231
4.28%, 01/09/28(b)	4,137	4,131,989
4.75%, 05/12/28, (1-year CMT + 1.750%)(b)(d)	1,945	1,959,279
4.88%, 05/15/45	3,783	3,444,665
4.99%, 08/05/33, (1-year CMT + 2.400%)(b)(d)	2,635	2,650,000
5.38%, 09/06/45, (1-year USD ICE Swap + 1.860%)(a)(b)(d)	2,125	2,063,031
5.43%, 02/08/30, (1-year CMT + 1.520%)(b)(d)	2,790	2,881,710
5.58%, 05/09/36, (1-day SOFR + 1.760%)(b)(d)	2,400	2,468,045
5.62%, 09/13/30, (1-year USD ICE Swap + 1.340%)(b)(d)	2,790	2,914,906
5.70%, 02/08/35, (1-year CMT + 1.770%)(a)(b)(d)	3,930	4,097,094
5.96%, 01/12/34, (1-year CMT + 2.200%)(b)(d)	3,280	3,482,146
6.25%, 09/22/29, (1-year CMT + 1.800%)(b)(d)	2,815	2,971,620
6.30%, 09/22/34, (1-year CMT + 2.000%)(b)(d)	3,230	3,494,994
6.33%, 12/22/27, (1-year CMT + 1.600%)(a)(b)(d)	1,870	1,918,441
6.44%, 08/11/28, (1-day SOFR + 3.700%)(b)(d)	3,205	3,331,301

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.54%, 08/12/33, (1-day SOFR + 3.920%)(b)(d)	$4,425	$4,852,394
9.02%, 11/15/33, (1-day SOFR + 5.020%)(b)(d)	3,245	4,041,718
UniCredit SpA
3.13%, 06/03/32, (1-year CMT + 1.550%)(b)(d)	2,102	1,929,649
4.63%, 04/12/27(b)	1,000	1,003,492
5.46%, 06/30/35, (5-year CMT + 4.750%)(b)(d)	1,950	1,957,356
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(b)(d)	1,730	1,753,570
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(b)(d)	1,615	1,722,866
United Overseas Bank Ltd.
2.00%, 10/14/31, (5-year CMT + 1.230%)(b)(d)	705	686,606
3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(b)(d)	1,792	1,774,764
4.40%, 04/02/28(b)	190	192,346
Wachovia Corp.
5.50%, 08/01/35	1,405	1,433,963
7.50%, 04/15/35	806	944,542
Webster Financial Corp., 4.10%, 03/25/29(a)	463	453,730
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(d)	4,955	4,802,306
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(d)	4,861	4,505,409
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(d)	5,735	5,415,403
3.00%, 10/23/26	5,212	5,143,728
3.07%, 04/30/41, (1-day SOFR + 2.530%)(d)	5,864	4,464,370
3.35%, 03/02/33, (1-day SOFR + 1.500%)(d)	6,726	6,201,824
3.53%, 03/24/28, (1-day SOFR + 1.510%)(d)	6,995	6,920,417
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(d)	4,435	4,387,403
3.90%, 05/01/45	3,645	2,899,111
4.15%, 01/24/29	5,072	5,068,648
4.30%, 07/22/27	4,383	4,399,281
4.40%, 06/14/46	3,261	2,681,314
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(d)	4,355	4,370,434
4.61%, 04/25/53, (1-day SOFR + 2.130%)(d)	5,584	4,733,053
4.65%, 11/04/44	2,983	2,581,687
4.75%, 12/07/46	3,434	2,961,082
4.81%, 07/25/28, (1-day SOFR + 1.980%)(d)	4,895	4,947,301
4.90%, 07/25/33, (1-day SOFR + 2.100%)(d)	7,271	7,313,887
4.90%, 11/17/45(a)	3,075	2,723,468
4.97%, 04/23/29, (1-day SOFR + 1.370%)(d)	5,000	5,094,869
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(d)	9,372	8,470,303
5.15%, 04/23/31, (1-day SOFR + 1.500%)(d)	6,600	6,797,298
5.20%, 01/23/30, (1-day SOFR + 1.500%)(d)	4,860	5,005,839
5.21%, 12/03/35, (1-day SOFR + 1.380%)(d)	4,200	4,235,232
5.24%, 01/24/31, (1-day SOFR + 1.110%)(d)	3,610	3,729,110
5.38%, 02/07/35(a)	985	1,038,072
5.38%, 11/02/43	3,104	2,960,199
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)(d)	6,115	6,292,805
5.50%, 01/23/35, (1-day SOFR + 1.780%)(d)	4,990	5,149,345
5.56%, 07/25/34, (1-day SOFR + 1.990%)(d)	6,745	7,003,346
Security	Par (000)	Value
Banks (continued)
5.57%, 07/25/29, (1-day SOFR + 1.740%)(d)	$6,850	$7,101,394
5.61%, 04/23/36, (1-day SOFR + 1.740%)(a)(d)	4,170	4,329,440
5.61%, 01/15/44	3,996	3,904,074
5.71%, 04/22/28, (1-day SOFR +1.070%)(d)	5,405	5,528,113
5.95%, 12/01/86	951	980,073
6.30%, 10/23/29, (1-day SOFR + 1.790%)(d)	4,790	5,077,322
6.49%, 10/23/34, (1-day SOFR + 2.060%)(d)	5,297	5,825,006
Series B, 7.95%, 11/15/29	680	760,698
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(d)	3,585	3,616,154
Wells Fargo Bank NA
5.25%, 12/11/26	3,095	3,138,271
5.85%, 02/01/37(a)	1,720	1,801,746
5.95%, 08/26/36	1,060	1,122,933
6.60%, 01/15/38	2,210	2,476,237
Westpac Banking Corp.
1.95%, 11/20/28	2,617	2,461,683
2.15%, 06/03/31	1,398	1,256,940
2.65%, 01/16/30	1,120	1,057,780
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)(d)	2,539	2,275,370
2.96%, 11/16/40(a)	1,586	1,196,700
3.02%, 11/18/36, (5-year CMT + 1.530%)(d)	2,102	1,870,948
3.13%, 11/18/41	1,650	1,218,493
3.35%, 03/08/27	1,499	1,486,490
3.40%, 01/25/28(a)	1,669	1,650,995
4.04%, 08/26/27	995	997,319
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)(d)	1,932	1,890,968
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(d)	2,213	2,204,704
4.35%, 07/01/30	1,475	1,491,398
4.42%, 07/24/39	1,548	1,413,561
4.60%, 10/20/26	1,035	1,042,479
5.05%, 04/16/29	1,105	1,144,400
5.41%, 08/10/33, (1-year CMT + 2.680%)(d)	1,544	1,577,330
5.46%, 11/18/27	2,025	2,090,133
5.54%, 11/17/28	1,795	1,881,913
5.62%, 11/20/35, (1-year CMT + 1.200%)(d)	2,380	2,422,556
6.82%, 11/17/33	1,065	1,183,442
Westpac New Zealand Ltd.
4.90%, 02/15/28(b)	1,540	1,567,558
4.94%, 02/27/30(a)(b)	1,095	1,124,139
5.13%, 02/26/27(b)	845	856,624
5.20%, 02/28/29(b)	1,315	1,355,121
Wintrust Financial Corp., 4.85%, 06/06/29	542	537,316
Woori Bank
2.00%, 01/20/27(b)	205	199,309
4.75%, 01/24/27(b)	395	398,411
4.75%, 01/24/29(b)	290	295,121
4.88%, 01/26/28(b)	545	554,640
5.13%, 08/06/28(a)(b)	780	794,812
6.38%, (5-year CMT +2.277%)(b)(d)(e)	250	257,361
Zions Bancorp N.A., 4.70%, 08/18/28, (1-day SOFR + 1.155%)(d)	500	501,849
Zions Bancorp NA
3.25%, 10/29/29	810	751,598
6.82%, 11/19/35, (1-day SOFR + 2.830%)(d)	225	235,742
		3,110,916,844
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 1.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	$8,574	$8,367,797
4.90%, 02/01/46	14,390	13,135,609
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	1,180	1,049,691
4.70%, 02/01/36	1,250	1,219,938
4.90%, 02/01/46	2,293	2,086,606
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	3,537	3,442,155
3.75%, 07/15/42(a)	500	400,810
4.35%, 06/01/40(a)	495	445,330
4.38%, 04/15/38(a)	1,000	940,280
4.44%, 10/06/48	2,898	2,442,757
4.50%, 06/01/50	1,530	1,340,004
4.60%, 04/15/48(a)	970	853,015
4.60%, 06/01/60(a)	90	72,613
4.75%, 01/23/29	3,260	3,331,410
4.75%, 04/15/58	980	843,718
4.90%, 01/23/31	1,294	1,339,489
4.95%, 01/15/42	2,561	2,412,733
5.00%, 06/15/34(a)	1,895	1,937,591
5.45%, 01/23/39	3,329	3,397,513
5.55%, 01/23/49	6,530	6,416,991
5.80%, 01/23/59	3,242	3,264,785
5.88%, 06/15/35	540	580,903
6.63%, 08/15/33	482	540,349
8.00%, 11/15/39	761	965,716
8.20%, 01/15/39	2,029	2,587,847
Bacardi Ltd.
4.70%, 05/15/28(b)	1,650	1,663,263
5.15%, 05/15/38(b)	870	815,299
5.30%, 05/15/48(a)(b)	1,190	1,047,954
Bacardi Ltd./Bacardi-Martini BV
5.25%, 01/15/29(b)	1,285	1,312,568
5.40%, 06/15/33(b)	897	899,205
5.90%, 06/15/43(a)(b)	375	359,571
Bacardi-Martini BV
5.55%, 02/01/30(b)	555	574,663
6.00%, 02/01/35(b)	785	807,281
Becle SAB de CV, 2.50%, 10/14/31(b)	1,035	878,812
Brown-Forman Corp.
3.75%, 01/15/43	580	454,002
4.00%, 04/15/38	730	647,148
4.50%, 07/15/45	1,189	1,023,413
4.75%, 04/15/33(a)	1,015	1,020,828
Cia Cervecerias Unidas SA, 3.35%, 01/19/32(b)	525	470,452
Coca-Cola Co. (The)
1.00%, 03/15/28	2,095	1,956,831
1.38%, 03/15/31(a)	2,016	1,745,993
1.45%, 06/01/27	2,303	2,212,655
1.50%, 03/05/28	1,215	1,150,100
1.65%, 06/01/30	3,235	2,903,519
2.00%, 03/05/31	1,394	1,250,520
2.13%, 09/06/29	1,799	1,680,253
2.25%, 01/05/32	2,745	2,442,956
2.50%, 06/01/40	1,871	1,369,524
2.50%, 03/15/51	2,065	1,222,546
2.60%, 06/01/50	2,591	1,582,783
2.75%, 06/01/60(a)	1,662	974,510
Security	Par (000)	Value
Beverages (continued)
2.88%, 05/05/41	$1,247	$940,360
2.90%, 05/25/27	717	706,361
3.00%, 03/05/51(a)	2,790	1,843,740
3.38%, 03/25/27	1,612	1,601,064
3.45%, 03/25/30	2,183	2,127,763
4.20%, 03/25/50	930	767,169
4.65%, 08/14/34(a)	1,355	1,370,628
5.00%, 05/13/34(a)	1,420	1,466,914
5.20%, 01/14/55	2,410	2,279,339
5.30%, 05/13/54	1,750	1,687,492
5.40%, 05/13/64	2,840	2,735,120
Coca-Cola Consolidated Inc.
5.25%, 06/01/29	1,375	1,419,865
5.45%, 06/01/34	770	798,161
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27(b)	872	840,096
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	1,165	965,354
2.75%, 01/22/30(a)	2,065	1,941,903
5.10%, 05/06/35	755	755,951
5.25%, 11/26/43(a)	535	513,938
Coca-Cola Icecek A/S, 4.50%, 01/20/29(b)	260	255,780
Constellation Brands Inc.
2.25%, 08/01/31	1,697	1,490,323
2.88%, 05/01/30	1,058	989,614
3.15%, 08/01/29	1,743	1,672,267
3.50%, 05/09/27	883	873,107
3.60%, 02/15/28	1,480	1,460,511
3.70%, 12/06/26	1,000	993,029
3.75%, 05/01/50	1,055	754,941
4.10%, 02/15/48	1,081	831,758
4.35%, 05/09/27	840	842,099
4.50%, 05/09/47	1,012	834,434
4.65%, 11/15/28	945	956,269
4.75%, 05/09/32(a)	980	979,634
4.80%, 01/15/29	930	943,604
4.80%, 05/01/30(a)	400	406,124
4.90%, 05/01/33(a)	1,160	1,157,050
5.25%, 11/15/48	682	617,604
Diageo Capital PLC
2.00%, 04/29/30	1,540	1,400,535
2.13%, 04/29/32	1,255	1,080,181
2.38%, 10/24/29	1,873	1,751,848
3.88%, 05/18/28	1,005	1,003,698
3.88%, 04/29/43	725	588,132
5.30%, 10/24/27	1,455	1,493,225
5.38%, 10/05/26	1,210	1,225,075
5.50%, 01/24/33	1,335	1,399,439
5.63%, 10/05/33	1,090	1,154,889
5.88%, 09/30/36	993	1,068,239
Diageo Investment Corp.
4.25%, 05/11/42	798	690,412
5.13%, 08/15/30	1,640	1,701,250
5.63%, 04/15/35	1,250	1,315,917
7.45%, 04/15/35(a)	835	993,790
Embotelladora Andina SA, 3.95%, 01/21/50(b)	130	96,525
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	435	312,438
4.38%, 05/10/43	155	134,099
Heineken NV
3.50%, 01/29/28(a)(b)	2,327	2,297,578

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.00%, 10/01/42(b)	$841	$687,024
4.35%, 03/29/47(a)(b)	930	762,172
JDE Peet's NV
1.38%, 01/15/27(a)(b)	1,193	1,143,575
2.25%, 09/24/31(b)	921	801,390
Keurig Dr Pepper Inc.
2.25%, 03/15/31	984	867,007
2.55%, 09/15/26	767	754,204
3.20%, 05/01/30	1,431	1,348,538
3.35%, 03/15/51	779	503,695
3.43%, 06/15/27	1,042	1,025,242
3.80%, 05/01/50	1,370	967,841
3.95%, 04/15/29	1,795	1,765,104
4.05%, 04/15/32	1,200	1,143,649
4.35%, 05/15/28	790	789,141
4.42%, 12/15/46	668	536,145
4.50%, 11/15/45	886	721,967
4.50%, 04/15/52	1,902	1,496,060
4.60%, 05/25/28(a)	1,935	1,943,761
4.60%, 05/15/30	680	680,079
5.05%, 03/15/29	1,120	1,140,432
5.09%, 05/25/48	795	697,600
5.10%, 03/15/27	575	580,446
5.15%, 05/15/35	705	696,205
5.30%, 03/15/34	990	998,931
Series 10, 5.20%, 03/15/31	1,249	1,277,350
Molson Coors Beverage Co.
4.20%, 07/15/46(a)	3,025	2,394,668
5.00%, 05/01/42	1,857	1,692,425
PepsiCo Inc.
1.40%, 02/25/31	1,432	1,240,022
1.63%, 05/01/30(a)	1,849	1,657,929
1.95%, 10/21/31	1,920	1,686,716
2.38%, 10/06/26(a)	1,481	1,456,839
2.63%, 03/19/27	860	843,509
2.63%, 07/29/29(a)	1,469	1,397,268
2.63%, 10/21/41	1,135	804,236
2.75%, 03/19/30	2,604	2,459,342
2.75%, 10/21/51	1,657	1,022,682
2.88%, 10/15/49	1,655	1,070,686
3.00%, 10/15/27	2,502	2,459,192
3.38%, 07/29/49	816	578,255
3.45%, 10/06/46	1,352	1,008,638
3.50%, 03/19/40	730	610,993
3.60%, 02/18/28	1,365	1,358,269
3.60%, 08/13/42	530	423,209
3.63%, 03/19/50	1,587	1,177,778
3.88%, 03/19/60	780	581,957
3.90%, 07/18/32	2,158	2,097,035
4.00%, 03/05/42(a)	730	622,986
4.00%, 05/02/47	870	702,944
4.10%, 01/15/29	1,180	1,182,761
4.20%, 07/18/52	1,007	819,261
4.25%, 10/22/44	175	149,565
4.30%, 07/23/30	760	764,740
4.40%, 02/07/27	625	629,466
4.45%, 02/07/28	1,220	1,236,657
4.45%, 05/15/28	998	1,013,928
4.45%, 02/15/33	1,295	1,298,708
4.45%, 04/14/46	1,825	1,598,944
4.50%, 07/17/29	1,150	1,171,898
Security	Par (000)	Value
Beverages (continued)
4.60%, 02/07/30	$1,300	$1,330,595
4.60%, 07/17/45	482	436,237
4.65%, 07/23/32	1,000	1,011,294
4.65%, 02/15/53	830	720,525
4.80%, 07/17/34	1,265	1,274,939
4.88%, 11/01/40	600	581,206
5.00%, 02/07/35(a)	1,800	1,832,056
5.00%, 07/23/35	1,000	1,009,266
5.13%, 11/10/26	860	870,893
5.25%, 07/17/54	1,100	1,051,362
5.50%, 01/15/40(a)	1,210	1,262,153
7.00%, 03/01/29	1,322	1,452,341
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	1,020	1,037,130
4.65%, 02/16/27	855	863,405
4.70%, 02/16/34	590	587,380
Pernod Ricard International Finance LLC
1.25%, 04/01/28(a)(b)	1,730	1,606,326
1.63%, 04/01/31(a)(b)	1,754	1,512,794
2.75%, 10/01/50(a)(b)	845	487,417
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	1,615	1,534,303
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	1,080	1,108,169
		240,519,790
Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28	2,276	2,126,837
2.00%, 01/15/32	1,550	1,332,057
2.20%, 02/21/27	2,558	2,490,029
2.30%, 02/25/31	2,279	2,047,255
2.45%, 02/21/30	2,303	2,130,542
2.77%, 09/01/53(a)	1,591	928,721
2.80%, 08/15/41	1,130	812,640
3.00%, 02/22/29	1,450	1,395,428
3.00%, 01/15/52	1,220	781,127
3.15%, 02/21/40	2,630	2,035,820
3.20%, 11/02/27	1,725	1,692,621
3.35%, 02/22/32	1,530	1,426,711
3.38%, 02/21/50	2,554	1,783,757
4.05%, 08/18/29	1,940	1,930,668
4.20%, 03/01/33	1,235	1,193,393
4.20%, 02/22/52	1,498	1,166,575
4.40%, 05/01/45	3,952	3,342,930
4.40%, 02/22/62	2,080	1,602,805
4.56%, 06/15/48	2,420	2,041,220
4.66%, 06/15/51(a)	5,844	4,961,215
4.88%, 03/01/53(a)	1,665	1,437,815
4.95%, 10/01/41	981	910,700
5.15%, 03/02/28(a)	6,255	6,401,129
5.15%, 11/15/41	1,205	1,138,625
5.25%, 03/02/30	4,105	4,252,345
5.25%, 03/02/33	6,920	7,104,191
5.60%, 03/02/43	4,310	4,259,467
5.65%, 06/15/42	780	773,863
5.65%, 03/02/53	6,850	6,624,980
5.75%, 03/15/40	645	661,367
5.75%, 03/02/63	4,494	4,319,155
6.38%, 06/01/37	914	1,004,304
6.40%, 02/01/39	780	843,475
6.90%, 06/01/38	415	468,603
Baxalta Inc., 5.25%, 06/23/45	786	733,591
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Biogen Inc.
2.25%, 05/01/30	$2,746	$2,499,928
3.15%, 05/01/50	3,651	2,277,068
3.25%, 02/15/51	1,186	747,328
5.05%, 01/15/31	305	313,012
5.20%, 09/15/45	1,769	1,584,386
5.75%, 05/15/35(a)	230	237,408
6.45%, 05/15/55(a)	870	885,853
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	688	677,574
3.70%, 03/15/32	1,320	1,230,673
CSL Finance PLC
3.85%, 04/27/27(b)	887	883,939
4.05%, 04/27/29(a)(b)	1,230	1,228,323
4.25%, 04/27/32(b)	1,650	1,618,628
4.63%, 04/27/42(b)	665	594,380
4.75%, 04/27/52(a)(b)	1,815	1,551,399
4.95%, 04/27/62(a)(b)	800	688,744
5.11%, 04/03/34(a)(b)	735	751,775
5.42%, 04/03/54(b)	1,005	945,025
Gilead Sciences Inc.
1.20%, 10/01/27	1,487	1,405,806
1.65%, 10/01/30	1,893	1,672,510
2.60%, 10/01/40	1,881	1,356,310
2.80%, 10/01/50	2,387	1,488,390
2.95%, 03/01/27	1,990	1,959,160
4.00%, 09/01/36	1,621	1,487,951
4.15%, 03/01/47	2,681	2,188,767
4.50%, 02/01/45	2,773	2,422,056
4.60%, 09/01/35	1,689	1,647,914
4.75%, 03/01/46	4,293	3,849,412
4.80%, 11/15/29	1,210	1,242,284
4.80%, 04/01/44	2,594	2,368,490
5.10%, 06/15/35	1,630	1,653,035
5.25%, 10/15/33	1,625	1,688,064
5.50%, 11/15/54	1,645	1,599,768
5.55%, 10/15/53(a)	1,586	1,551,319
5.60%, 11/15/64	1,205	1,172,821
5.65%, 12/01/41	1,658	1,693,673
Illumina Inc.
2.55%, 03/23/31	1,134	1,010,204
4.65%, 09/09/26	475	476,169
5.75%, 12/13/27	1,205	1,239,722
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	2,414	2,124,641
2.80%, 09/15/50	1,522	903,408
Royalty Pharma PLC
1.75%, 09/02/27	1,979	1,882,631
2.15%, 09/02/31(a)	989	861,264
2.20%, 09/02/30	1,948	1,746,129
3.30%, 09/02/40	1,677	1,269,627
3.35%, 09/02/51	1,210	775,451
3.55%, 09/02/50	1,751	1,183,956
5.15%, 09/02/29	1,100	1,129,886
5.40%, 09/02/34(a)	850	860,816
5.90%, 09/02/54	910	873,427
		145,656,465
Building Materials — 0.6%
Amrize Finance U.S. LLC
4.75%, 09/22/46(b)	645	557,583
6.88%, 09/29/39(b)	390	427,140
Security	Par (000)	Value
Building Materials (continued)
7.13%, 07/15/36(b)	$653	$745,717
Amrize Finance US LLC
4.60%, 04/07/27(b)	345	346,758
4.70%, 04/07/28(b)	780	789,659
4.95%, 04/07/30(b)	570	581,789
5.40%, 04/07/35(b)	1,775	1,800,979
Carrier Global Corp.
2.49%, 02/15/27	604	590,965
2.70%, 02/15/31(a)	1,290	1,185,591
2.72%, 02/15/30	3,409	3,202,617
3.38%, 04/05/40	2,623	2,096,201
3.58%, 04/05/50	2,224	1,622,454
5.90%, 03/15/34	1,395	1,487,081
6.20%, 03/15/54(a)	1,030	1,095,126
Cemex SAB de CV
3.88%, 07/11/31(a)(b)	1,235	1,154,495
5.20%, 09/17/30(b)	330	331,079
5.45%, 11/19/29(b)	150	151,111
CRH America Finance Inc.
3.40%, 05/09/27(a)(b)	1,063	1,048,150
3.95%, 04/04/28(b)	1,672	1,660,974
4.40%, 05/09/47(b)	290	240,215
4.50%, 04/04/48(b)	935	785,847
5.40%, 05/21/34	990	1,016,583
5.50%, 01/09/35	2,000	2,063,239
5.88%, 01/09/55(a)	825	836,520
CRH America Inc., 5.13%, 05/18/45(a)(b)	815	749,862
CRH SMW Finance DAC
5.13%, 01/09/30	1,770	1,821,169
5.20%, 05/21/29	1,275	1,316,034
Eagle Materials Inc., 2.50%, 07/01/31	1,025	916,597
Fortune Brands Innovations Inc.
3.25%, 09/15/29	1,391	1,328,658
4.00%, 03/25/32	910	863,402
4.50%, 03/25/52(a)	770	613,410
5.88%, 06/01/33(a)	927	978,251
GCC SAB de CV, 3.61%, 04/20/32(a)(b)	415	376,024
JH North America Holdings Inc.
5.88%, 01/31/31(b)	95	96,037
6.13%, 07/31/32(b)	1,630	1,654,409
Johnson Controls International PLC
4.50%, 02/15/47	868	733,876
4.63%, 07/02/44(a)	754	654,090
4.95%, 07/02/64(c)	496	419,974
6.00%, 01/15/36	654	706,559
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	976	864,527
2.00%, 09/16/31	1,050	908,440
4.90%, 12/01/32(a)	1,185	1,197,468
5.50%, 04/19/29	2,015	2,100,800
Lennox International Inc.
1.70%, 08/01/27	715	681,966
5.50%, 09/15/28	1,025	1,061,885
Martin Marietta Materials Inc.
2.40%, 07/15/31	1,746	1,556,530
3.20%, 07/15/51	1,655	1,096,837
3.45%, 06/01/27	489	482,472
3.50%, 12/15/27(a)	816	804,775
4.25%, 12/15/47	865	702,130
5.15%, 12/01/34	815	819,794

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
5.50%, 12/01/54	$1,180	$1,132,211
Series CB, 2.50%, 03/15/30	1,110	1,029,396
Masco Corp.
1.50%, 02/15/28(a)	1,204	1,126,748
2.00%, 10/01/30	676	602,414
2.00%, 02/15/31	1,075	940,354
3.13%, 02/15/51(a)	512	314,877
3.50%, 11/15/27(a)	517	509,621
4.50%, 05/15/47(a)	849	686,383
Mohawk Industries Inc.
3.63%, 05/15/30	200	192,777
5.85%, 09/18/28(a)	680	710,572
Owens Corning
3.50%, 02/15/30	450	434,370
3.88%, 06/01/30(a)	830	809,905
3.95%, 08/15/29	1,173	1,159,800
4.30%, 07/15/47	946	767,603
4.40%, 01/30/48	856	695,023
5.50%, 06/15/27	630	643,929
5.70%, 06/15/34(a)	985	1,030,148
5.95%, 06/15/54(a)	1,015	1,014,593
7.00%, 12/01/36	589	670,573
St Marys Cement Inc./Canada, 5.75%, 04/02/34(b)	150	153,488
Trane Technologies Financing Ltd.
3.80%, 03/21/29	1,819	1,801,582
4.50%, 03/21/49	634	533,278
4.65%, 11/01/44	466	413,172
5.10%, 06/13/34	870	887,725
5.25%, 03/03/33	1,025	1,059,126
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	944	940,366
4.30%, 02/21/48	430	353,883
5.75%, 06/15/43	879	901,556
UltraTech Cement Ltd., 2.80%, 02/16/31(a)(b)	575	524,356
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	335	371,890
Vulcan Materials Co.
3.50%, 06/01/30	1,560	1,504,487
3.90%, 04/01/27(a)	733	730,609
4.50%, 06/15/47	1,271	1,074,957
4.70%, 03/01/48	977	845,015
4.95%, 12/01/29	1,255	1,287,525
5.35%, 12/01/34	1,095	1,121,607
5.70%, 12/01/54(a)	1,275	1,259,009
		81,558,777
Chemicals — 1.2%
Air Liquide Finance SA
2.25%, 09/10/29(b)	1,258	1,177,979
2.50%, 09/27/26(b)	1,610	1,583,705
3.50%, 09/27/46(a)(b)	1,202	909,181
Air Products and Chemicals Inc.
1.85%, 05/15/27	1,248	1,205,735
2.05%, 05/15/30	1,869	1,705,026
2.70%, 05/15/40	1,411	1,031,153
2.80%, 05/15/50(a)	1,704	1,061,979
4.30%, 06/11/28	1,025	1,033,991
4.60%, 02/08/29	1,721	1,752,877
4.75%, 02/08/31	1,275	1,305,470
4.80%, 03/03/33	1,150	1,158,755
4.85%, 02/08/34(a)	1,924	1,936,190
Security	Par (000)	Value
Chemicals (continued)
4.90%, 10/11/32	$895	$913,257
Albemarle Corp.
4.65%, 06/01/27	1,175	1,175,168
5.05%, 06/01/32(a)	985	964,120
5.45%, 12/01/44	575	494,448
5.65%, 06/01/52(a)	785	671,277
Alpek SAB de CV
3.25%, 02/25/31(b)	1,142	993,596
4.25%, 09/18/29(b)	205	193,121
Bayport Polymers LLC
4.74%, 04/14/27(b)	175	175,136
5.14%, 04/14/32(a)(b)	600	585,522
Cabot Corp.
3.40%, 09/15/26	578	572,236
4.00%, 07/01/29	991	980,136
5.00%, 06/30/32	740	745,302
CF Industries Inc.
4.50%, 12/01/26(b)	1,153	1,153,964
4.95%, 06/01/43	1,205	1,077,370
5.15%, 03/15/34	1,210	1,208,768
5.38%, 03/15/44	1,165	1,088,686
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26(a)(b)	1,099	1,088,903
3.70%, 06/01/28(b)	1,405	1,389,260
4.75%, 05/15/30(a)(b)	630	642,773
Dow Chemical Co. (The)
2.10%, 11/15/30	1,798	1,587,836
3.60%, 11/15/50	1,830	1,206,717
4.25%, 10/01/34(a)	762	695,904
4.38%, 11/15/42	1,954	1,568,030
4.63%, 10/01/44	1,095	886,594
4.80%, 11/30/28(a)	1,574	1,595,561
4.80%, 05/15/49	1,275	1,013,620
5.15%, 02/15/34(a)	975	969,054
5.25%, 11/15/41	1,228	1,107,611
5.35%, 03/15/35(a)	1,085	1,075,106
5.55%, 11/30/48	1,196	1,075,555
5.60%, 02/15/54(a)	1,075	956,170
5.95%, 03/15/55(a)	1,230	1,141,142
6.30%, 03/15/33	870	931,510
6.90%, 05/15/53(a)	1,415	1,485,907
7.38%, 11/01/29	1,514	1,678,852
9.40%, 05/15/39	863	1,114,032
DuPont de Nemours Inc.
4.73%, 11/15/28	4,081	4,162,309
5.32%, 11/15/38	1,576	1,643,969
5.42%, 11/15/48	3,561	3,582,581
Eastman Chemical Co.
4.50%, 12/01/28	1,250	1,256,525
4.65%, 10/15/44	1,500	1,251,213
4.80%, 09/01/42(a)	1,034	891,595
5.00%, 08/01/29	1,655	1,686,140
5.63%, 02/20/34(a)	1,285	1,305,940
5.75%, 03/08/33(a)	855	889,061
Ecolab Inc.
1.30%, 01/30/31	1,185	1,018,771
1.65%, 02/01/27(a)	830	803,571
2.13%, 02/01/32	1,045	908,872
2.13%, 08/15/50	827	444,429
2.70%, 11/01/26	1,091	1,073,919
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
2.70%, 12/15/51(a)	$1,390	$846,789
2.75%, 08/18/55	958	569,036
3.25%, 12/01/27	1,049	1,034,187
3.95%, 12/01/47	715	571,214
4.30%, 06/15/28(a)	245	247,121
4.80%, 03/24/30(a)	1,241	1,276,411
5.00%, 09/01/35	1,015	1,022,010
5.25%, 01/15/28	1,004	1,033,987
5.50%, 12/08/41	615	621,955
EIDP Inc.
2.30%, 07/15/30	1,003	921,143
4.80%, 05/15/33(a)	735	735,262
5.13%, 05/15/32	825	846,459
EQUATE Petrochemical Co. KSC, 4.25%, 11/03/26(b)	1,737	1,728,440
FMC Corp.
3.20%, 10/01/26	1,115	1,100,076
3.45%, 10/01/29(a)	1,176	1,113,489
4.50%, 10/01/49	770	573,497
5.65%, 05/18/33(a)	1,005	1,001,922
6.38%, 05/18/53(a)	841	807,919
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(b)	892	814,523
4.30%, 03/18/51(a)(b)	499	394,010
4.40%, 03/30/32(b)	260	249,846
International Flavors & Fragrances Inc.
1.83%, 10/15/27(b)	1,076	1,020,316
2.30%, 11/01/30(a)(b)	1,412	1,262,936
3.27%, 11/15/40(b)	571	425,556
3.47%, 12/01/50(a)(b)	1,357	903,941
4.38%, 06/01/47	725	564,737
4.45%, 09/26/28	860	862,638
5.00%, 09/26/48(a)	1,171	1,006,966
Kraton Corp., 5.00%, 07/15/27(b)	615	624,579
LG Chem Ltd.
2.38%, 07/07/31(a)(b)	790	695,650
3.63%, 04/15/29(b)	220	213,223
Linde Inc./CT
1.10%, 08/10/30	1,468	1,273,905
2.00%, 08/10/50	598	311,051
3.55%, 11/07/42(a)	1,010	801,353
Lubrizol Corp. (The), 6.50%, 10/01/34	680	764,411
LYB Finance Co. BV, 8.10%, 03/15/27(b)	805	847,240
LYB International Finance BV
4.88%, 03/15/44(a)	1,607	1,354,268
5.25%, 07/15/43	1,163	1,027,184
LYB International Finance II BV, 3.50%, 03/02/27(a)	920	908,471
LYB International Finance III LLC
2.25%, 10/01/30(a)	1,255	1,122,281
3.38%, 10/01/40	1,415	1,037,853
3.63%, 04/01/51(a)	1,802	1,168,800
3.80%, 10/01/60(a)	694	434,473
4.20%, 10/15/49	1,693	1,218,480
4.20%, 05/01/50	1,771	1,281,970
5.50%, 03/01/34(a)	1,140	1,134,243
5.63%, 05/15/33(a)	1,075	1,100,323
6.15%, 05/15/35(a)	740	763,861
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	1,655	1,272,265
Security	Par (000)	Value
Chemicals (continued)
Ma'aden Sukuk Ltd.
5.25%, 02/13/30(b)	$615	$631,845
5.50%, 02/13/35(a)(b)	410	427,723
MEGlobal BV, 2.63%, 04/28/28(b)	385	365,680
MEGlobal Canada ULC, 5.88%, 05/18/30(a)(b)	860	897,682
Mosaic Co. (The)
4.05%, 11/15/27(a)	509	506,394
4.88%, 11/15/41	420	371,757
5.38%, 11/15/28(a)	575	592,781
5.45%, 11/15/33(a)	777	797,372
5.63%, 11/15/43	940	901,757
NewMarket Corp., 2.70%, 03/18/31	870	787,630
Nutrien Ltd.
2.95%, 05/13/30	665	625,436
3.95%, 05/13/50	820	612,255
4.00%, 12/15/26	811	808,127
4.13%, 03/15/35	834	761,485
4.20%, 04/01/29(a)	1,425	1,422,076
4.50%, 03/12/27	575	577,671
4.90%, 03/27/28	1,105	1,123,887
4.90%, 06/01/43	757	677,583
5.00%, 04/01/49	1,155	1,020,624
5.20%, 06/21/27	725	736,374
5.25%, 03/12/32	930	955,646
5.25%, 01/15/45	1,133	1,054,196
5.40%, 06/21/34(a)	920	937,191
5.63%, 12/01/40	871	866,299
5.80%, 03/27/53(a)	1,170	1,151,077
5.88%, 12/01/36	1,052	1,092,933
6.13%, 01/15/41	650	669,006
Orbia Advance Corp. SAB de CV
2.88%, 05/11/31(a)(b)	830	699,482
5.50%, 01/15/48(b)	907	711,777
5.88%, 09/17/44(b)	1,260	1,055,753
6.75%, 09/19/42(b)	565	523,886
7.50%, 05/13/35(b)	1,270	1,309,218
PPG Industries Inc.
2.55%, 06/15/30	800	738,696
2.80%, 08/15/29	642	609,078
3.75%, 03/15/28	1,368	1,356,494
5.50%, 11/15/40(a)	205	205,051
Rohm & Haas Co., 7.85%, 07/15/29	90	100,227
RPM International Inc.
2.95%, 01/15/32	632	565,709
3.75%, 03/15/27	835	828,118
4.25%, 01/15/48	480	393,377
4.55%, 03/01/29	1,200	1,206,087
5.25%, 06/01/45	522	483,472
SABIC Capital II BV, 4.50%, 10/10/28(a)(b)	1,485	1,492,419
Sherwin-Williams Co. (The)
2.20%, 03/15/32	925	800,475
2.30%, 05/15/30	941	861,671
2.90%, 03/15/52	990	599,055
2.95%, 08/15/29	1,418	1,348,223
3.30%, 05/15/50	790	530,327
3.45%, 06/01/27	2,625	2,594,087
3.80%, 08/15/49	1,065	788,651
4.00%, 12/15/42(a)	475	386,721
4.30%, 08/15/28	800	803,446
4.50%, 08/15/30(a)	800	804,300
4.50%, 06/01/47	2,196	1,850,486

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.55%, 03/01/28	$985	$995,137
4.55%, 08/01/45	672	571,909
4.80%, 09/01/31	690	704,468
5.15%, 08/15/35	800	805,834
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)(b)	1,155	772,637
4.25%, 05/07/29(a)(b)	675	669,433
4.25%, 01/22/50(b)	785	609,644
5.50%, 09/10/34(b)	945	939,973
6.50%, 11/07/33(a)(b)	1,195	1,276,224
Syensqo Finance America LLC
5.65%, 06/04/29(b)	600	623,331
5.85%, 06/04/34(b)	630	651,415
Syngenta Finance NV, 5.18%, 04/24/28(b)	100	101,003
Westlake Corp.
2.88%, 08/15/41	755	513,124
3.13%, 08/15/51	1,035	630,147
3.38%, 06/15/30(a)	1,075	1,026,021
3.38%, 08/15/61(a)	580	343,761
4.38%, 11/15/47	909	707,702
5.00%, 08/15/46	1,245	1,084,197
Yara International ASA
3.15%, 06/04/30(b)	1,380	1,292,534
4.75%, 06/01/28(b)	1,851	1,864,712
7.38%, 11/14/32(a)(b)	915	1,028,437
		178,125,866
Closed-end Funds — 0.0%
Pershing Square Holdings Ltd/Fund, 4.95%, 07/15/39(b)	130	114,679
Commercial Services — 1.3%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(b)	150	130,534
3.83%, 02/02/32(b)	20	17,753
4.00%, 07/30/27(b)	150	145,689
4.20%, 08/04/27(b)	1,146	1,117,957
4.38%, 07/03/29(a)(b)	860	828,554
5.00%, 08/02/41(a)(b)	305	253,726
American University (The), Series 2019, 3.67%, 04/01/49	810	602,677
Ashtead Capital Inc.
2.45%, 08/12/31(b)	1,593	1,395,940
4.00%, 05/01/28(b)	1,167	1,154,392
4.25%, 11/01/29(b)	1,320	1,300,428
4.38%, 08/15/27(b)	1,315	1,312,011
5.50%, 08/11/32(b)	730	746,706
5.55%, 05/30/33(b)	1,175	1,197,122
5.80%, 04/15/34(b)	1,485	1,538,570
5.95%, 10/15/33(b)	1,295	1,354,880
Automatic Data Processing Inc.
1.25%, 09/01/30	2,109	1,841,449
1.70%, 05/15/28	1,895	1,793,433
4.45%, 09/09/34	1,370	1,346,316
4.75%, 05/08/32	1,130	1,153,991
Block Financial LLC
2.50%, 07/15/28(a)	1,145	1,084,208
3.88%, 08/15/30	1,181	1,133,789
5.38%, 09/15/32	275	276,704
Brown University, Series A, 2.92%, 09/01/50	605	393,590
California Endowment (The), Series 2021, 2.50%, 04/01/51	672	377,876
Security	Par (000)	Value
Commercial Services (continued)
California Institute of Technology
3.65%, 09/01/2119	$653	$410,988
4.32%, 08/01/45	570	480,338
4.70%, 11/01/2111	437	350,842
Case Western Reserve University, 5.41%, 06/01/2122	140	129,056
Cintas Corp. No. 2
3.70%, 04/01/27	1,771	1,761,731
4.00%, 05/01/32	1,195	1,162,617
4.20%, 05/01/28	645	648,726
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(a)(b)	1,720	1,746,776
4.88%, 04/21/33(a)(b)	1,485	1,497,141
Claremont Mckenna College, 3.78%, 01/01/2122	240	151,229
Cornell University, 4.84%, 06/15/34(a)	130	130,619
DP World Crescent Ltd.
3.75%, 01/30/30(a)(b)	970	937,839
4.85%, 09/26/28(b)	2,330	2,350,609
5.50%, 05/08/35(b)	335	346,225
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(a)(b)	1,065	904,796
5.63%, 09/25/48(b)	2,288	2,211,378
6.85%, 07/02/37(b)	3,235	3,669,260
Duke University
3.20%, 10/01/38(a)	285	235,394
3.30%, 10/01/46	525	377,631
Series 2020, 2.68%, 10/01/44	720	513,140
Series 2020, 2.76%, 10/01/50	233	146,721
Series 2020, 2.83%, 10/01/55	823	504,454
Element Fleet Management Corp.
5.04%, 03/25/30(b)	1,345	1,371,410
5.64%, 03/13/27(b)	855	871,196
6.32%, 12/04/28(b)	1,340	1,418,700
Emory University
Series 2020, 2.14%, 09/01/30	225	204,512
Series 2020, 2.97%, 09/01/50	730	469,594
Equifax Inc.
2.35%, 09/15/31	1,755	1,547,452
3.10%, 05/15/30	1,585	1,496,550
4.80%, 09/15/29	735	747,097
5.10%, 12/15/27	1,590	1,620,059
5.10%, 06/01/28	1,525	1,559,833
7.00%, 07/01/37	643	717,308
ERAC USA Finance LLC
3.30%, 12/01/26(b)	1,168	1,155,005
4.20%, 11/01/46(b)	1,076	884,314
4.50%, 02/15/45(b)	1,059	912,726
4.60%, 05/01/28(a)(b)	1,805	1,829,344
4.90%, 05/01/33(b)	1,275	1,288,039
5.00%, 02/15/29(b)	935	957,448
5.20%, 10/30/34(a)(b)	1,130	1,155,270
5.40%, 05/01/53(a)(b)	1,825	1,748,927
5.63%, 03/15/42(a)(b)	965	959,337
6.70%, 06/01/34(b)	1,198	1,345,074
7.00%, 10/15/37(b)	1,806	2,087,792
Experian Finance PLC
2.75%, 03/08/30(b)	1,225	1,152,759
4.25%, 02/01/29(b)	1,211	1,209,425
5.25%, 08/17/35(b)	645	656,107
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47(a)	$742	$576,392
Series 2020, 2.42%, 06/01/50(a)	695	406,325
Series 2020, 2.82%, 06/01/70	439	244,168
George Washington University (The)
4.87%, 09/15/45	625	560,099
Series 2014, 4.30%, 09/15/44(a)	495	418,585
Series 2016, 3.55%, 09/15/46	523	386,620
Series 2018, 4.13%, 09/15/48(a)	1,144	915,101
Georgetown University (The)
5.12%, 04/01/53(a)	95	87,562
Series 20A, 2.94%, 04/01/50(a)	565	357,603
Series A, 5.22%, 10/01/2118	425	363,199
Series B, 4.32%, 04/01/49	806	655,409
Global Payments Inc.
2.15%, 01/15/27	1,136	1,104,344
2.90%, 05/15/30	1,503	1,387,252
2.90%, 11/15/31	1,796	1,605,412
3.20%, 08/15/29	2,379	2,258,876
4.15%, 08/15/49(a)	1,383	1,019,979
4.45%, 06/01/28(a)	1,090	1,092,621
4.95%, 08/15/27	1,185	1,197,966
5.30%, 08/15/29(a)	900	921,985
5.40%, 08/15/32	1,145	1,165,470
5.95%, 08/15/52(a)	1,313	1,248,649
GXO Logistics Inc.
2.65%, 07/15/31	685	607,087
6.25%, 05/06/29	1,170	1,226,887
6.50%, 05/06/34(a)	755	798,497
Howard University, 5.21%, 10/01/52(a)	200	173,955
ITR Concession Co. LLC, 5.18%, 07/15/35(b)	845	835,427
Johns Hopkins University
4.71%, 07/01/32(a)	470	473,578
Series 2013, 4.08%, 07/01/53	540	427,137
Series A, 2.81%, 01/01/60	384	223,718
Kaspi.KZ JSC, 6.25%, 03/26/30(b)	345	352,907
Leland Stanford Junior University (The)
1.29%, 06/01/27	455	434,611
2.41%, 06/01/50	745	438,175
3.46%, 05/01/47	400	295,229
3.65%, 05/01/48	815	632,471
Series 2025, 4.15%, 08/01/30(a)	1,065	1,069,668
Massachusetts Institute of Technology
3.07%, 04/01/52	530	351,943
3.89%, 07/01/2116(a)	2,515	1,716,135
3.96%, 07/01/38	505	460,549
4.68%, 07/01/2114	446	369,120
5.60%, 07/01/2111	950	927,790
5.62%, 06/01/55	590	602,169
Series F, 2.99%, 07/01/50	996	661,861
Series G, 2.29%, 07/01/51	825	464,378
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45(a)	425	314,334
Moody's Corp.
2.00%, 08/19/31(a)	815	715,969
2.55%, 08/18/60(a)	555	281,646
2.75%, 08/19/41(a)	1,085	763,959
3.10%, 11/29/61	835	511,524
3.25%, 01/15/28	1,400	1,377,796
3.25%, 05/20/50	416	274,205
3.75%, 02/25/52	805	587,713
Security	Par (000)	Value
Commercial Services (continued)
4.25%, 02/01/29(a)	$728	$731,189
4.25%, 08/08/32	810	797,045
4.88%, 12/17/48	880	780,136
5.00%, 08/05/34(a)	795	805,232
5.25%, 07/15/44	939	897,952
Northeastern University, Series 2020, 2.89%, 10/01/50	55	36,419
Northwestern University
3.69%, 12/01/38(a)	565	501,492
3.87%, 12/01/48(a)	535	417,189
4.64%, 12/01/44	610	575,860
4.94%, 12/01/35	185	188,122
Series 2017, 3.66%, 12/01/57(a)	385	275,254
Series 2020, 2.64%, 12/01/50	660	404,753
PayPal Holdings Inc.
2.30%, 06/01/30	2,073	1,902,989
2.65%, 10/01/26	1,984	1,953,490
2.85%, 10/01/29	2,683	2,558,397
3.25%, 06/01/50(a)	1,971	1,339,451
3.90%, 06/01/27	975	973,958
4.40%, 06/01/32	1,645	1,634,857
4.45%, 03/06/28	566	572,375
5.05%, 06/01/52(a)	1,510	1,380,498
5.10%, 04/01/35(a)	1,100	1,112,255
5.15%, 06/01/34	1,420	1,450,275
5.25%, 06/01/62(a)	755	693,387
5.50%, 06/01/54(a)	830	803,098
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)(b)	917	856,482
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31(a)(b)	95	98,017
President and Fellows of Harvard College
2.52%, 10/15/50(a)	800	481,439
3.15%, 07/15/46	946	680,258
3.30%, 07/15/56	380	258,062
3.62%, 10/01/37(a)	663	587,514
3.75%, 11/15/52	760	574,311
4.88%, 10/15/40	427	415,669
4.89%, 03/15/30(a)	115	118,625
5.26%, 03/15/36	65	67,427
6.50%, 01/15/39(b)	626	709,583
Series ., 4.61%, 02/15/35(a)	15	14,936
Quanta Services Inc.
2.35%, 01/15/32	1,056	915,460
2.90%, 10/01/30	1,293	1,205,032
3.05%, 10/01/41	1,125	808,176
4.30%, 08/09/28	600	601,754
4.50%, 01/15/31	600	599,259
4.75%, 08/09/27	1,005	1,015,880
5.10%, 08/09/35	600	594,015
5.25%, 08/09/34	1,325	1,341,523
RELX Capital Inc.
3.00%, 05/22/30	1,531	1,452,948
4.00%, 03/18/29	1,460	1,455,066
4.75%, 03/27/30	590	602,667
4.75%, 05/20/32	685	691,783
5.25%, 03/27/35	205	209,422
Rentokil Terminix Funding LLC
5.00%, 04/28/30(a)(b)	990	1,008,214
5.63%, 04/28/35(b)	790	802,052

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50(a)	$1,396	$825,490
Rollins Inc., 5.25%, 02/24/35	790	795,224
S&P Global Inc.
1.25%, 08/15/30(a)	1,443	1,255,234
2.30%, 08/15/60	1,071	535,515
2.45%, 03/01/27	1,715	1,674,934
2.50%, 12/01/29(a)	802	752,372
2.70%, 03/01/29	1,937	1,853,617
2.90%, 03/01/32	2,285	2,087,367
2.95%, 01/22/27	995	979,354
3.25%, 12/01/49	1,144	794,041
3.70%, 03/01/52	1,745	1,301,523
3.90%, 03/01/62	745	551,265
4.25%, 05/01/29	1,564	1,574,341
4.50%, 05/15/48(a)	295	247,028
4.75%, 08/01/28	1,154	1,177,139
5.25%, 09/15/33	1,125	1,174,108
6.55%, 11/15/37	685	765,761
Thomas Jefferson University, 3.85%, 11/01/57	111	76,486
TR Finance LLC
5.50%, 08/15/35	870	891,580
5.65%, 11/23/43	619	607,885
5.85%, 04/15/40	945	972,900
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31(b)	1,379	1,240,636
3.38%, 03/22/27(a)(b)	626	618,764
Triton Container International Ltd., 3.15%, 06/15/31(b)	940	835,162
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	945	833,844
Trustees of Boston College
3.13%, 07/01/52(a)	466	316,387
3.99%, 07/01/47	290	234,894
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35	5	4,850
Trustees of Dartmouth College
3.47%, 06/01/46(a)	705	518,863
4.27%, 06/01/30	335	337,747
Trustees of Princeton University (The)
4.20%, 03/01/52	220	181,756
4.65%, 07/01/30	75	76,716
5.70%, 03/01/39	1,004	1,071,703
Series 2020, 2.52%, 07/01/50(a)	400	243,771
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	427	268,160
4.67%, 09/01/2112	270	218,835
Series 2020, 2.40%, 10/01/50	445	256,376
Trustees of Tufts College
3.10%, 08/15/51(a)	710	457,789
Series 2012, 5.02%, 04/15/2112	220	183,485
UL Solutions Inc., 6.50%, 10/20/28(b)	475	502,470
United Rentals North America Inc., 6.00%, 12/15/29(a)(b)	1,155	1,184,074
University of Chicago (The)
4.00%, 10/01/53	500	387,697
Series 20B, 2.76%, 04/01/45	829	647,609
Series C, 2.55%, 04/01/50(a)	470	304,359
Security	Par (000)	Value
Commercial Services (continued)
University of Miami, 4.06%, 04/01/52(a)	$580	$453,188
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	728	552,453
Series 2017, 3.39%, 02/15/48	633	462,673
University of Southern California
2.81%, 10/01/50	565	352,542
3.03%, 10/01/39	1,341	1,103,623
4.98%, 10/01/53(a)	300	274,225
5.25%, 10/01/2111(a)	305	277,778
Series 2017, 3.84%, 10/01/47	700	549,296
Series 21A, 2.95%, 10/01/51	625	398,884
Series A, 3.23%, 10/01/2120	525	296,504
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd., 5.90%, 02/28/34(b)	275	286,600
Verisk Analytics Inc.
3.63%, 05/15/50(a)	949	677,514
4.13%, 03/15/29	1,289	1,288,183
4.50%, 08/15/30	480	481,932
5.13%, 02/15/36	825	819,576
5.25%, 06/05/34	695	708,630
5.25%, 03/15/35	1,335	1,346,340
5.50%, 06/15/45	589	567,398
5.75%, 04/01/33	1,019	1,076,706
Washington University (The)
3.52%, 04/15/54(a)	570	406,045
4.35%, 04/15/2122	355	265,686
Wesleyan University, 4.78%, 07/01/2116	370	291,274
William Marsh Rice University
3.57%, 05/15/45	315	247,433
3.77%, 05/15/55	490	365,351
WK Kellogg Foundation Trust, 2.44%, 10/01/50(b)	205	118,409
Yale University
Series 2020, 1.48%, 04/15/30	840	748,682
Series 2020, 2.40%, 04/15/50(a)	742	436,322
Series 2025, 4.70%, 04/15/32	240	244,624
		196,743,367
Computers — 1.8%
Accenture Capital Inc.
3.90%, 10/04/27	1,765	1,765,750
4.05%, 10/04/29	2,475	2,471,992
4.25%, 10/04/31	2,310	2,302,607
4.50%, 10/04/34	2,335	2,280,614
Amdocs Ltd., 2.54%, 06/15/30	1,360	1,242,105
Apple Inc.
1.20%, 02/08/28	3,905	3,672,838
1.25%, 08/20/30	2,297	2,016,104
1.40%, 08/05/28	3,675	3,440,114
1.65%, 05/11/30	3,315	2,989,140
1.65%, 02/08/31	4,675	4,130,497
1.70%, 08/05/31	1,820	1,599,314
2.05%, 09/11/26	2,799	2,747,725
2.20%, 09/11/29	3,306	3,096,514
2.38%, 02/08/41	2,268	1,588,116
2.40%, 08/20/50	1,966	1,153,221
2.55%, 08/20/60	2,666	1,511,438
2.65%, 05/11/50	4,333	2,683,465
2.65%, 02/08/51	4,659	2,858,617
2.70%, 08/05/51	2,870	1,772,742
2.80%, 02/08/61	2,729	1,596,703
2.85%, 08/05/61	2,215	1,305,457
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
2.90%, 09/12/27(a)	$3,360	$3,306,616
2.95%, 09/11/49	2,412	1,601,560
3.00%, 06/20/27(a)	2,735	2,700,527
3.00%, 11/13/27	2,500	2,464,799
3.20%, 05/11/27	3,244	3,210,751
3.25%, 08/08/29	2,025	1,982,216
3.35%, 02/09/27	3,190	3,167,805
3.35%, 08/08/32	2,650	2,513,332
3.45%, 02/09/45	3,143	2,435,533
3.75%, 09/12/47	1,575	1,235,424
3.75%, 11/13/47	1,923	1,515,864
3.85%, 05/04/43	4,519	3,776,672
3.85%, 08/04/46	3,233	2,613,213
3.95%, 08/08/52	2,805	2,206,588
4.00%, 05/10/28	2,320	2,335,675
4.00%, 05/12/28(a)	1,965	1,978,320
4.10%, 08/08/62	2,100	1,645,100
4.15%, 05/10/30(a)	1,025	1,038,520
4.20%, 05/12/30	1,540	1,560,865
4.25%, 02/09/47	1,569	1,343,945
4.30%, 05/10/33	1,600	1,612,213
4.38%, 05/13/45	3,036	2,681,005
4.45%, 05/06/44	1,639	1,504,185
4.50%, 05/12/32(a)	1,610	1,641,084
4.50%, 02/23/36(a)	2,280	2,288,842
4.65%, 02/23/46	6,344	5,802,858
4.75%, 05/12/35	1,665	1,691,043
4.85%, 05/10/53(a)	1,995	1,885,366
Booz Allen Hamilton Inc.
3.88%, 09/01/28(b)	1,345	1,313,880
4.00%, 07/01/29(a)(b)	920	895,579
5.95%, 08/04/33(a)	1,132	1,182,025
5.95%, 04/15/35(a)	860	885,047
CGI Inc.
1.45%, 09/14/26	1,025	997,912
2.30%, 09/14/31	900	791,351
4.95%, 03/14/30(b)	710	724,358
Dell Inc.
5.40%, 09/10/40(a)	557	541,419
6.50%, 04/15/38	634	672,365
7.10%, 04/15/28(a)	865	925,842
Dell International LLC/EMC Corp.
3.38%, 12/15/41	1,676	1,247,664
3.45%, 12/15/51(a)	1,046	714,444
4.35%, 02/01/30	1,795	1,791,254
4.75%, 04/01/28	885	897,504
4.85%, 02/01/35(a)	1,230	1,196,305
4.90%, 10/01/26	2,666	2,677,055
5.00%, 04/01/30	1,120	1,147,876
5.25%, 02/01/28	2,005	2,056,916
5.30%, 10/01/29	2,388	2,472,331
5.30%, 04/01/32	1,565	1,612,709
5.40%, 04/15/34	1,530	1,563,292
5.50%, 04/01/35	1,380	1,405,797
5.75%, 02/01/33(a)	1,705	1,798,945
6.10%, 07/15/27(a)	821	848,113
6.20%, 07/15/30	1,482	1,593,302
8.10%, 07/15/36	1,738	2,104,649
8.35%, 07/15/46(a)	1,154	1,467,572
DXC Technology Co.
1.80%, 09/15/26	1,130	1,099,735
Security	Par (000)	Value
Computers (continued)
2.38%, 09/15/28(a)	$1,395	$1,310,338
Fortinet Inc., 2.20%, 03/15/31	1,147	1,021,571
Gartner Inc.
3.63%, 06/15/29(a)(b)	1,010	964,352
3.75%, 10/01/30(a)(b)	1,310	1,232,586
4.50%, 07/01/28(b)	1,005	993,141
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	740	769,454
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	2,180	2,190,334
4.45%, 09/25/26	1,835	1,837,589
4.55%, 10/15/29	2,810	2,826,984
4.85%, 10/15/31	2,345	2,365,112
5.00%, 10/15/34	3,100	3,047,751
5.25%, 07/01/28(a)	1,390	1,430,432
5.60%, 10/15/54	2,330	2,151,699
6.20%, 10/15/35(a)	1,265	1,354,481
6.35%, 10/15/45	2,434	2,507,901
HP Inc.
2.65%, 06/17/31(a)	1,745	1,567,126
3.00%, 06/17/27	1,732	1,696,768
3.40%, 06/17/30(a)	1,028	978,035
4.00%, 04/15/29	1,965	1,940,723
4.20%, 04/15/32	1,255	1,209,846
4.75%, 01/15/28	1,770	1,793,126
5.40%, 04/25/30(a)	700	727,101
5.50%, 01/15/33(a)	1,860	1,910,758
6.00%, 09/15/41(a)	2,010	2,043,395
6.10%, 04/25/35(a)	480	501,886
IBM International Capital Pte Ltd.
4.60%, 02/05/27	785	790,382
4.60%, 02/05/29	1,175	1,192,078
4.75%, 02/05/31	1,305	1,330,994
4.90%, 02/05/34	1,620	1,623,394
5.25%, 02/05/44(a)	1,445	1,385,554
5.30%, 02/05/54	2,475	2,291,573
International Business Machines Corp.
1.70%, 05/15/27(a)	2,137	2,056,400
1.95%, 05/15/30(a)	2,425	2,190,585
2.20%, 02/09/27	1,073	1,045,388
2.72%, 02/09/32(a)	600	539,077
2.85%, 05/15/40	1,274	942,957
2.95%, 05/15/50	1,197	756,604
3.30%, 01/27/27(a)	374	370,201
3.43%, 02/09/52	1,105	752,618
3.50%, 05/15/29	4,321	4,236,249
4.00%, 06/20/42(a)	1,783	1,475,897
4.15%, 07/27/27	1,530	1,534,634
4.15%, 05/15/39	3,399	2,997,038
4.25%, 05/15/49	5,268	4,220,866
4.40%, 07/27/32(a)	1,135	1,127,662
4.50%, 02/06/28(a)	1,600	1,617,504
4.65%, 02/10/28(a)	1,395	1,415,351
4.70%, 02/19/46	1,110	977,154
4.75%, 02/06/33(a)	1,305	1,315,264
4.90%, 07/27/52	1,410	1,241,040
5.10%, 02/06/53	1,035	938,398
5.60%, 11/30/39	1,350	1,393,026
5.88%, 11/29/32(a)	933	1,003,677
6.22%, 08/01/27(a)	1,197	1,246,133
6.50%, 01/15/28	993	1,048,189

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
7.13%, 12/01/96	$430	$509,838
Series .., 4.80%, 02/10/30	1,580	1,619,121
Series .., 5.00%, 02/10/32(a)	1,570	1,609,684
Series .., 5.20%, 02/10/35	1,395	1,417,317
Series .., 5.70%, 02/10/55	1,735	1,703,805
Kyndryl Holdings Inc.
2.05%, 10/15/26	1,015	987,755
2.70%, 10/15/28	1,152	1,095,272
3.15%, 10/15/31	1,425	1,292,422
4.10%, 10/15/41	1,132	890,447
6.35%, 02/20/34(a)	940	995,244
Leidos Inc.
2.30%, 02/15/31	1,207	1,073,110
4.38%, 05/15/30	865	860,624
5.40%, 03/15/32(a)	795	821,329
5.50%, 03/15/35	695	711,374
5.75%, 03/15/33	615	644,707
Lenovo Group Ltd.
3.42%, 11/02/30(a)(b)	1,030	972,682
5.83%, 01/27/28(b)	485	500,053
6.54%, 07/27/32(b)	610	666,159
NetApp Inc.
2.38%, 06/22/27(a)	1,230	1,190,204
2.70%, 06/22/30	1,490	1,373,054
5.50%, 03/17/32	1,155	1,195,848
5.70%, 03/17/35	985	1,015,239
Teledyne FLIR LLC, 2.50%, 08/01/30	1,098	1,003,536
Western Digital Corp.
2.85%, 02/01/29	405	380,413
3.10%, 02/01/32	365	325,111
		258,872,959
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27(a)	1,420	1,402,815
3.25%, 08/15/32(a)	722	674,461
3.70%, 08/01/47	987	766,234
4.00%, 08/15/45	1,116	911,230
4.20%, 05/01/30	655	661,555
4.60%, 03/01/28	811	826,468
4.60%, 03/01/33	731	741,878
Conopco Inc.
Series E, 7.25%, 12/15/26	590	613,466
Series F, 6.63%, 04/15/28(a)	280	297,143
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)(b)	440	430,574
6.63%, 07/15/30(a)(b)	770	787,504
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31(a)	1,315	1,159,622
2.38%, 12/01/29	1,782	1,653,470
2.60%, 04/15/30(a)	1,570	1,458,862
3.13%, 12/01/49(a)	1,269	812,713
3.15%, 03/15/27	870	858,174
3.70%, 08/15/42	467	357,163
4.15%, 03/15/47	837	658,387
4.38%, 05/15/28	1,150	1,157,906
4.38%, 06/15/45	794	654,290
4.65%, 05/15/33	1,110	1,102,820
5.00%, 02/14/34(a)	930	938,711
5.15%, 05/15/53(a)	964	911,547
6.00%, 05/15/37(a)	771	825,559
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Haleon U.S. Capital LLC
3.38%, 03/24/27	$3,205	$3,167,801
3.38%, 03/24/29	1,113	1,087,314
3.63%, 03/24/32	3,085	2,908,883
4.00%, 03/24/52(a)	1,870	1,435,138
Kenvue Inc.
4.85%, 05/22/32	1,200	1,221,878
4.90%, 03/22/33	1,995	2,026,451
5.00%, 03/22/30	2,285	2,363,111
5.05%, 03/22/28	1,870	1,917,294
5.05%, 03/22/53(a)	2,274	2,077,365
5.10%, 03/22/43(a)	1,245	1,193,612
5.20%, 03/22/63	1,239	1,128,355
L'Oreal SA, 5.00%, 05/20/35(b)	1,320	1,345,274
Procter & Gamble Co. (The)
1.20%, 10/29/30	1,957	1,708,092
1.90%, 02/01/27	1,040	1,013,095
1.95%, 04/23/31	1,520	1,365,525
2.30%, 02/01/32(a)	1,550	1,398,425
2.45%, 11/03/26	1,201	1,181,561
2.80%, 03/25/27	894	879,480
2.85%, 08/11/27	1,422	1,397,756
3.00%, 03/25/30	2,525	2,424,430
3.50%, 10/25/47	870	659,428
3.55%, 03/25/40	868	746,424
3.60%, 03/25/50	875	659,571
3.95%, 01/26/28	1,085	1,091,432
4.05%, 05/01/30	1,140	1,145,838
4.05%, 01/26/33(a)	1,165	1,155,097
4.15%, 10/24/29	1,145	1,156,495
4.35%, 01/29/29	1,325	1,344,458
4.55%, 01/29/34	1,185	1,195,170
4.55%, 10/24/34(a)	855	859,340
4.60%, 05/01/35(a)	955	962,186
5.50%, 02/01/34	497	528,602
5.55%, 03/05/37	1,362	1,468,443
5.80%, 08/15/34	710	769,218
Unilever Capital Corp.
1.38%, 09/14/30	1,150	1,013,425
1.75%, 08/12/31	1,675	1,461,762
2.13%, 09/06/29	1,630	1,516,788
2.90%, 05/05/27(a)	1,820	1,792,554
3.50%, 03/22/28	2,215	2,194,368
4.25%, 08/12/27	1,710	1,721,608
4.63%, 08/12/34	1,320	1,319,840
4.88%, 09/08/28	1,585	1,627,186
5.00%, 12/08/33(a)	1,254	1,296,189
5.90%, 11/15/32	1,644	1,790,034
Series 30Y, 2.63%, 08/12/51	1,205	728,450
		84,107,298
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	1,078	1,020,437
4.25%, 04/20/27(b)	545	543,551
4.50%, 10/24/28(b)	1,685	1,693,410
4.65%, 04/20/32(b)	1,165	1,147,180
LKQ Corp.
5.75%, 06/15/28	870	899,119
6.25%, 06/15/33	825	872,416
Marubeni Corp., 5.38%, 04/01/35(a)(b)	455	466,309
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale (continued)
Mitsubishi Corp.
5.00%, 07/05/28(a)(b)	$900	$921,279
5.00%, 07/02/29(a)(b)	715	735,538
5.13%, 07/17/34(a)(b)	765	784,410
WW Grainger Inc.
3.75%, 05/15/46	900	699,077
4.20%, 05/15/47	766	623,288
4.45%, 09/15/34	855	836,442
4.60%, 06/15/45	1,433	1,269,593
		12,512,049
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	5,200	5,093,503
3.00%, 10/29/28	6,240	6,003,658
3.30%, 01/30/32	6,265	5,735,804
3.40%, 10/29/33	2,510	2,231,017
3.65%, 07/21/27	1,512	1,496,868
3.85%, 10/29/41	2,810	2,262,543
3.88%, 01/23/28(a)	983	975,657
4.63%, 10/15/27	773	778,304
4.63%, 09/10/29	1,965	1,980,909
4.88%, 04/01/28	1,070	1,085,954
4.95%, 09/10/34	1,910	1,884,014
5.10%, 01/19/29	1,140	1,166,400
5.30%, 01/19/34	1,270	1,286,947
5.38%, 12/15/31	1,175	1,212,844
5.75%, 06/06/28(a)	1,815	1,882,510
6.10%, 01/15/27	1,245	1,272,227
6.15%, 09/30/30	1,405	1,506,177
6.45%, 04/15/27(a)	1,725	1,780,699
6.50%, 01/31/56, (5-year CMT + 2.441%)(a)(d)	700	720,096
6.95%, 03/10/55, (5-year CMT + 2.720%)(d)	915	957,994
Affiliated Managers Group Inc.
3.30%, 06/15/30	822	781,198
5.50%, 08/20/34	515	522,392
Air Lease Corp.
2.10%, 09/01/28(a)	1,082	1,017,982
2.20%, 01/15/27	922	897,316
2.88%, 01/15/32(a)	1,165	1,043,523
3.00%, 02/01/30	875	826,619
3.13%, 12/01/30	1,254	1,170,617
3.25%, 10/01/29(a)	805	770,547
3.63%, 04/01/27	1,158	1,144,957
3.63%, 12/01/27	855	845,369
4.63%, 10/01/28	865	874,141
5.10%, 03/01/29	715	733,924
5.20%, 07/15/31	865	890,280
5.30%, 02/01/28	1,165	1,192,322
5.85%, 12/15/27(a)	1,160	1,200,964
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(b)	1,090	1,113,428
Aircastle Ltd.
2.85%, 01/26/28(a)(b)	1,227	1,180,651
5.95%, 02/15/29(b)	1,165	1,215,263
6.50%, 07/18/28(b)	1,020	1,072,531
Aircastle Ltd. / Aircastle Ireland DAC, 5.00%, 09/15/30(b)	1,020	1,028,272
Aircastle Ltd./Aircastle Ireland DAC
5.25%, 03/15/30(b)	805	821,429
5.75%, 10/01/31(b)	745	777,212
Security	Par (000)	Value
Diversified Financial Services (continued)
Ally Financial Inc.
2.20%, 11/02/28	$1,460	$1,363,165
4.75%, 06/09/27(a)	1,225	1,230,864
5.54%, 01/17/31, (1-day SOFR Index + 1.730%)(d)	675	689,942
5.55%, 07/31/33, (1-day SOFR + 1.780%)(d)	950	955,257
5.74%, 05/15/29, (1-day SOFR Index + 1.960%)(d)	755	775,322
6.18%, 07/26/35, (1-day SOFR + 2.290%)(d)	1,035	1,064,026
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)(d)	1,400	1,485,422
6.99%, 06/13/29, (1-day SOFR + 3.260%)(d)	1,419	1,501,741
7.10%, 11/15/27(a)	1,414	1,491,256
8.00%, 11/01/31	3,850	4,402,475
American Express Co.
1.65%, 11/04/26	1,790	1,740,235
2.55%, 03/04/27	2,958	2,893,412
3.30%, 05/03/27	2,704	2,672,627
4.05%, 05/03/29(a)	1,675	1,679,262
4.05%, 12/03/42(a)	1,590	1,343,798
4.35%, 07/20/29, (1-day SOFR + 0.810%)(d)	2,575	2,588,278
4.42%, 08/03/33, (1-day SOFR + 1.760%)(d)	2,390	2,348,329
4.73%, 04/25/29, (1-day SOFR + 1.260%)(d)	2,525	2,566,484
4.92%, 07/20/33, (1-day SOFR + 1.220%)(d)	1,750	1,772,376
4.99%, 05/26/33, (1-day SOFR + 2.255%)(d)	1,311	1,320,384
5.02%, 04/25/31, (1-day SOFR + 1.440%)(d)	2,610	2,681,843
5.04%, 07/26/28, (1-day SOFR + 0.930%)(d)	2,010	2,042,446
5.04%, 05/01/34, (1-day SOFR + 1.835%)(d)	2,125	2,158,799
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(d)	2,200	2,267,454
5.10%, 02/16/28, (1-day SOFR + 1.000%)(d)	2,470	2,499,520
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)(d)	2,275	2,347,301
5.28%, 07/26/35, (1-day SOFR + 1.420%)(d)	2,680	2,736,856
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(d)	2,130	2,189,415
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(d)	2,455	2,563,639
5.63%, 07/28/34, (1-day SOFR + 1.930%)(d)	565	583,665
5.67%, 04/25/36, (1-day SOFR + 1.790%)(a)(d)	2,330	2,434,621
5.85%, 11/05/27	2,485	2,578,567
5.92%, 04/25/35, (1-day SOFR + 1.630%)(d)	880	927,153
6.49%, 10/30/31, (1-day SOFR + 1.940%)(d)	2,100	2,299,458
American Express Credit Corp., 3.30%, 05/03/27	650	642,915
Ameriprise Financial Inc.
2.88%, 09/15/26	811	800,418
4.50%, 05/13/32(a)	825	824,257
5.15%, 05/15/33	1,045	1,073,557
5.20%, 04/15/35	1,055	1,067,453
5.70%, 12/15/28	1,410	1,477,656
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27(a)	1,035	978,518
Apollo Global Management Inc.
5.15%, 08/12/35	615	612,322
5.80%, 05/21/54	1,295	1,273,865
6.00%, 12/15/54, (5-year CMT + 2.168%)(a)(d)	400	397,920
6.38%, 11/15/33(a)	930	1,025,420
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	1,030	973,611

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)(b)	$955	$658,652
Ares Management Corp.
5.60%, 10/11/54	1,215	1,141,895
6.38%, 11/10/28(a)	690	730,958
Atlas Warehouse Lending Co. LP
6.05%, 01/15/28(b)	190	193,637
6.25%, 01/15/30(b)	1,510	1,545,808
Aviation Capital Group LLC
1.95%, 09/20/26(b)	1,207	1,175,836
3.50%, 11/01/27(b)	1,085	1,064,083
4.75%, 04/14/27(b)	215	216,007
4.80%, 10/24/30(b)	1,550	1,549,307
5.13%, 04/10/30(b)	675	686,121
5.38%, 07/15/29(b)	910	933,209
6.25%, 04/15/28(a)(b)	935	976,090
6.38%, 07/15/30(a)(b)	574	613,686
6.75%, 10/25/28(b)	1,180	1,257,363
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(b)	3,013	2,891,710
2.75%, 02/21/28(b)	1,770	1,695,921
3.25%, 02/15/27(b)	1,010	991,397
4.95%, 01/15/28(b)	975	984,727
5.15%, 01/15/30(b)	845	859,300
5.38%, 05/30/30(b)	1,365	1,401,840
5.75%, 03/01/29(b)	1,663	1,720,972
5.75%, 11/15/29(b)	1,515	1,573,285
6.38%, 05/04/28(a)(b)	1,880	1,966,288
BGC Group Inc.
6.15%, 04/02/30(b)	1,155	1,179,986
6.60%, 06/10/29	710	740,259
8.00%, 05/25/28	685	732,367
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(b)	898	777,845
1.63%, 08/05/28(b)	1,198	1,118,496
2.00%, 01/30/32(b)	1,658	1,417,842
2.50%, 01/10/30(a)(b)	1,128	1,049,777
2.55%, 03/30/32(b)	725	633,861
2.80%, 09/30/50(b)	672	405,214
2.85%, 08/05/51(a)(b)	955	583,090
3.15%, 10/02/27(a)(b)	802	783,082
3.20%, 01/30/52(a)(b)	1,515	993,402
3.50%, 09/10/49(a)(b)	850	597,272
4.00%, 10/02/47(b)	684	529,752
4.45%, 07/15/45(a)(b)	665	559,700
5.00%, 06/15/44(a)(b)	841	768,355
5.90%, 11/03/27(a)(b)	1,225	1,266,975
6.20%, 04/22/33(a)(b)	1,860	2,013,109
6.25%, 08/15/42(a)(b)	481	496,997
Blue Owl Finance LLC
3.13%, 06/10/31	1,178	1,067,999
4.13%, 10/07/51(a)	660	464,199
4.38%, 02/15/32	800	761,622
6.25%, 04/18/34(a)	1,335	1,393,813
BOC Aviation Ltd.
2.63%, 09/17/30(b)	1,280	1,186,921
3.00%, 09/11/29(a)(b)	1,561	1,490,430
3.50%, 09/18/27(a)(b)	1,215	1,199,071
BOC Aviation USA Corp.
4.63%, 09/04/31(a)(b)	735	748,467
4.88%, 05/03/33(a)(b)	1,105	1,121,245
5.25%, 01/14/30(a)(b)	880	915,791
Security	Par (000)	Value
Diversified Financial Services (continued)
5.75%, 11/09/28(a)(b)	$1,605	$1,680,051
Brookfield Asset Management Ltd., 5.80%, 04/24/35	1,165	1,207,381
Brookfield Capital Finance LLC, 6.09%, 06/14/33	784	834,725
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	1,665	1,441,498
Brookfield Finance Inc.
2.72%, 04/15/31	1,025	936,063
3.50%, 03/30/51	1,100	756,193
3.63%, 02/15/52	775	537,798
3.90%, 01/25/28	1,894	1,880,564
4.35%, 04/15/30	1,704	1,702,838
4.70%, 09/20/47(a)	1,503	1,291,334
4.85%, 03/29/29	1,666	1,693,547
5.33%, 01/15/36	940	934,262
5.68%, 01/15/35	760	785,602
5.97%, 03/04/54	1,600	1,602,528
6.35%, 01/05/34	1,045	1,129,883
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	1,219	827,666
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.00%, 07/30/29(b)	100	105,781
Cantor Fitzgerald LP
4.50%, 04/14/27(a)(b)	655	649,973
7.20%, 12/12/28(b)	1,240	1,328,935
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(d)	1,886	1,832,474
2.36%, 07/29/32, (1-day SOFR + 1.337%)(d)	1,524	1,311,182
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)(d)	1,210	1,074,624
3.27%, 03/01/30, (1-day SOFR + 1.790%)(d)	2,180	2,100,871
3.65%, 05/11/27	1,697	1,681,817
3.75%, 03/09/27(a)	2,011	1,998,746
3.80%, 01/31/28	2,509	2,486,579
4.10%, 02/09/27	1,613	1,609,339
4.93%, 05/10/28, (1-day SOFR + 2.057%)(d)	2,775	2,803,006
5.25%, 07/26/30, (1-day SOFR + 2.600%)(d)	1,375	1,414,035
5.27%, 05/10/33, (1-day SOFR + 2.370%)(d)	2,203	2,240,652
5.46%, 07/26/30, (1-day SOFR +1.560%)(d)	1,345	1,392,275
5.47%, 02/01/29, (1-day SOFR + 2.080%)(d)	1,580	1,621,876
5.70%, 02/01/30, (1-day SOFR + 1.905%)(d)	1,505	1,560,098
5.82%, 02/01/34, (1-day SOFR + 2.600%)(d)	2,005	2,087,047
5.88%, 07/26/35, (1-day SOFR +1.990%)(d)	1,720	1,789,658
6.05%, 02/01/35, (1-day SOFR + 2.260%)(d)	1,565	1,648,865
6.18%, 01/30/36, (1-day SOFR + 2.036%)(d)	2,505	2,583,798
6.31%, 06/08/29, (1-day SOFR + 2.640%)(d)	2,665	2,797,111
6.38%, 06/08/34, (1-day SOFR + 2.860%)(d)	2,935	3,157,159
6.70%, 11/29/32	1,160	1,276,770
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)(d)	1,010	1,040,714
7.62%, 10/30/31, (1-day SOFR + 3.070%)(d)	2,800	3,176,797
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(d)	1,760	2,059,340
Cboe Global Markets Inc.
1.63%, 12/15/30	853	750,828
3.00%, 03/16/32	1,005	916,655
3.65%, 01/12/27	1,165	1,158,288
Charles Schwab Corp. (The)
1.65%, 03/11/31	1,424	1,236,412
1.95%, 12/01/31	1,387	1,199,195
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
2.00%, 03/20/28(a)	$1,935	$1,844,524
2.30%, 05/13/31	1,405	1,262,814
2.45%, 03/03/27	2,294	2,242,175
2.75%, 10/01/29(a)	922	876,383
2.90%, 03/03/32	1,405	1,273,726
3.20%, 03/02/27	925	913,383
3.20%, 01/25/28(a)	1,540	1,511,568
3.25%, 05/22/29	940	914,358
3.30%, 04/01/27(a)	1,169	1,156,193
4.00%, 02/01/29	1,064	1,063,847
4.63%, 03/22/30	975	995,680
5.64%, 05/19/29, (1-day SOFR + 2.210%)(d)	1,902	1,978,460
5.85%, 05/19/34, (1-day SOFR + 2.500%)(d)	1,615	1,717,377
6.14%, 08/24/34, (1-day SOFR + 2.010%)(d)	2,135	2,319,943
6.20%, 11/17/29, (1-day SOFR + 1.878%)(d)	2,024	2,153,712
CI Financial Corp.
3.20%, 12/17/30(a)	1,660	1,491,903
4.10%, 06/15/51(a)	685	487,403
7.50%, 05/30/29(b)	710	753,057
Citadel Finance LLC, 5.90%, 02/10/30(b)	3,260	3,306,667
Citadel LP
4.88%, 01/15/27(a)(b)	808	809,764
6.00%, 01/23/30(b)	585	609,372
6.38%, 01/23/32(b)	950	1,000,312
Citadel Securities Global Holdings LLC
5.50%, 06/18/30(b)	100	102,330
6.20%, 06/18/35(b)	1,340	1,376,109
Citigroup Global Markets Holdings Inc., 5.00%, 05/28/29	20	20,681
CME Group Inc.
2.65%, 03/15/32	1,640	1,478,981
3.75%, 06/15/28	1,092	1,088,031
4.15%, 06/15/48(a)	1,196	995,030
4.40%, 03/15/30	1,510	1,525,458
5.30%, 09/15/43	1,296	1,297,115
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	1,453	1,660,605
Eaton Vance Corp., 3.50%, 04/06/27(a)	631	624,934
Enact Holdings Inc., 6.25%, 05/28/29	980	1,022,636
FMR LLC
4.95%, 02/01/33(b)	790	791,642
5.15%, 02/01/43(b)	407	382,588
6.45%, 11/15/39(b)	770	849,574
6.50%, 12/14/40(b)	780	864,847
7.57%, 06/15/29(b)	1,265	1,414,034
Franklin Resources Inc.
1.60%, 10/30/30	1,617	1,419,408
2.95%, 08/12/51	695	425,266
Invesco Finance PLC, 5.38%, 11/30/43	630	601,279
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	570	568,523
Jefferies Financial Group Inc.
2.63%, 10/15/31(a)	1,787	1,582,672
2.75%, 10/15/32	865	745,441
4.15%, 01/23/30(a)	1,751	1,728,198
4.85%, 01/15/27	1,238	1,246,941
5.88%, 07/21/28	1,635	1,704,543
6.20%, 04/14/34(a)	2,385	2,516,395
6.25%, 01/15/36	825	866,432
6.45%, 06/08/27	632	653,055
6.50%, 01/20/43	629	654,488
6.63%, 10/23/43	430	446,423
Security	Par (000)	Value
Diversified Financial Services (continued)
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	$968	$931,704
Lazard Group LLC
3.63%, 03/01/27	621	620,654
4.38%, 03/11/29	1,002	1,000,718
4.50%, 09/19/28	936	940,128
5.63%, 08/01/35(a)	475	478,503
6.00%, 03/15/31	560	592,420
Legg Mason Inc., 5.63%, 01/15/44	906	891,149
LPL Holdings Inc.
4.00%, 03/15/29(b)	2,060	2,013,413
4.38%, 05/15/31(a)(b)	655	631,623
4.63%, 11/15/27(a)(b)	1,415	1,414,660
4.90%, 04/03/28	415	420,281
5.15%, 06/15/30	870	888,323
5.20%, 03/15/30(a)	1,520	1,554,971
5.65%, 03/15/35	1,035	1,046,125
5.70%, 05/20/27	930	947,868
5.75%, 06/15/35(a)	410	416,321
6.00%, 05/20/34(a)	1,600	1,653,193
6.75%, 11/17/28	820	877,765
LSEG U.S. Fin Corp.
4.88%, 03/28/27(b)	900	909,404
5.30%, 03/28/34(a)(b)	1,015	1,042,242
LSEGA Financing PLC
2.00%, 04/06/28(b)	2,143	2,030,515
2.50%, 04/06/31(b)	1,448	1,301,844
3.20%, 04/06/41(b)	1,466	1,110,424
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(b)	705	712,929
5.20%, 03/27/28(b)	560	568,067
6.40%, 03/26/29(b)	770	808,500
6.50%, 03/26/31(b)	685	732,648
8.13%, 03/30/29(b)	230	239,766
Marex Group PLC
5.83%, 05/08/28	155	157,107
6.40%, 11/04/29	1,035	1,066,683
Mastercard Inc.
1.90%, 03/15/31	2,060	1,834,353
2.00%, 11/18/31	1,375	1,209,114
2.95%, 11/21/26	1,130	1,116,823
2.95%, 06/01/29	2,225	2,151,410
2.95%, 03/15/51	1,136	736,187
3.30%, 03/26/27	1,553	1,539,157
3.35%, 03/26/30	2,540	2,471,612
3.50%, 02/26/28(a)	1,081	1,072,054
3.65%, 06/01/49	1,837	1,382,795
3.80%, 11/21/46	1,020	805,005
3.85%, 03/26/50	2,414	1,869,681
3.95%, 02/26/48	845	674,721
4.10%, 01/15/28	1,565	1,574,487
4.35%, 01/15/32	1,195	1,195,724
4.55%, 03/15/28(a)	930	945,250
4.55%, 01/15/35	1,100	1,086,173
4.85%, 03/09/33	1,270	1,298,433
4.88%, 03/09/28	1,105	1,131,503
4.88%, 05/09/34	1,570	1,599,256
4.95%, 03/15/32	755	782,473
Mitsubishi HC Capital Inc.
3.97%, 04/13/30(b)	150	146,030
5.08%, 09/15/27(a)(b)	1,095	1,108,415

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Mitsubishi HC Finance America LLC
5.15%, 10/24/29(b)	$240	$245,595
5.66%, 02/28/33(a)(b)	775	804,949
5.81%, 09/12/28(a)(b)	660	686,355
Nasdaq Inc.
1.65%, 01/15/31(a)	1,276	1,116,561
2.50%, 12/21/40	1,254	872,937
3.25%, 04/28/50	1,035	697,519
3.95%, 03/07/52	874	654,117
5.35%, 06/28/28	1,775	1,831,405
5.55%, 02/15/34	1,787	1,863,158
5.95%, 08/15/53	1,320	1,345,199
6.10%, 06/28/63	680	697,336
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27(a)(b)	598	599,348
4.88%, 04/15/45(b)	440	376,551
Nomura Holdings Inc.
2.17%, 07/14/28	1,724	1,628,578
2.33%, 01/22/27	1,920	1,868,193
2.61%, 07/14/31	1,695	1,518,684
2.68%, 07/16/30	1,704	1,563,246
2.71%, 01/22/29	795	752,083
3.00%, 01/22/32	1,190	1,070,135
3.10%, 01/16/30	2,510	2,366,668
4.90%, 07/01/30	1,165	1,181,731
5.39%, 07/06/27	870	886,767
5.49%, 06/29/35	1,055	1,077,379
5.59%, 07/02/27	1,035	1,058,743
5.61%, 07/06/29(a)	895	932,725
5.78%, 07/03/34(a)	1,670	1,749,867
5.84%, 01/18/28	1,275	1,318,740
6.07%, 07/12/28	1,310	1,371,818
6.09%, 07/12/33(a)	930	999,964
6.18%, 01/18/33	790	849,805
Nuveen LLC
4.00%, 11/01/28(b)	1,690	1,686,357
5.55%, 01/15/30(b)	950	994,933
5.85%, 04/15/34(b)	1,125	1,176,561
ORIX Corp.
2.25%, 03/09/31	885	790,362
3.70%, 07/18/27	600	594,562
4.00%, 04/13/32(a)	910	875,107
4.65%, 09/10/29(a)	710	719,160
5.00%, 09/13/27	530	538,453
5.20%, 09/13/32(a)	720	741,637
5.40%, 02/25/35(a)	700	715,911
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	1,086	1,062,562
6.15%, 12/06/28(b)	990	1,040,842
Radian Group Inc.
4.88%, 03/15/27	890	891,413
6.20%, 05/15/29	980	1,026,212
Raymond James Financial Inc.
3.75%, 04/01/51	1,275	932,495
4.65%, 04/01/30	992	1,011,483
4.95%, 07/15/46	1,399	1,263,113
REC Ltd.
4.75%, 09/27/29(b)	305	308,324
5.63%, 04/11/28(a)(b)	695	714,785
Stifel Financial Corp., 4.00%, 05/15/30	800	783,741
Security	Par (000)	Value
Diversified Financial Services (continued)
SURA Asset Management SA, 6.35%, 05/13/32(b)	$205	$217,710
Synchrony Financial
2.88%, 10/28/31(a)	1,615	1,432,127
3.95%, 12/01/27	1,761	1,737,199
5.02%, 07/29/29, (1-day SOFR + 1.395%)(d)	200	201,407
5.15%, 03/19/29(a)	1,268	1,283,521
5.45%, 03/06/31, (1-day SOFR + 1.680%)(d)	380	387,127
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(d)	1,380	1,429,234
6.00%, 07/29/36, (1-day SOFR + 2.070%)(d)	535	540,744
TPG Operating Group II LP
5.38%, 01/15/36	575	572,296
5.88%, 03/05/34	990	1,037,040
USAA Capital Corp.
2.13%, 05/01/30(a)(b)	672	615,097
4.38%, 06/01/28(b)	465	470,107
5.25%, 06/01/27(a)(b)	550	561,761
Visa Inc.
0.75%, 08/15/27	879	830,099
1.10%, 02/15/31(a)	1,764	1,518,203
1.90%, 04/15/27(a)	2,263	2,192,051
2.00%, 08/15/50(a)	2,942	1,574,001
2.05%, 04/15/30(a)	2,768	2,542,422
2.70%, 04/15/40	1,768	1,342,296
2.75%, 09/15/27	1,790	1,751,547
3.65%, 09/15/47	1,887	1,457,388
4.15%, 12/14/35	2,619	2,503,796
4.30%, 12/14/45	4,747	4,107,171
Voya Financial Inc.
4.70%, 01/23/48(d)	579	561,872
4.80%, 06/15/46	628	546,679
5.00%, 09/20/34(a)	660	650,035
5.70%, 07/15/43	631	620,526
Western Union Co. (The)
2.75%, 03/15/31(a)	891	785,464
6.20%, 11/17/36(a)	913	928,920
6.20%, 06/21/40(a)	575	573,550
		470,828,673
Electric — 8.8%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)(b)	1,145	1,082,398
3.40%, 04/29/51(b)	1,850	1,298,271
4.00%, 10/03/49(a)(b)	1,340	1,053,855
4.38%, 01/24/29(b)	70	70,333
4.38%, 10/09/31(b)	315	314,995
4.70%, 04/24/33(a)(b)	1,890	1,897,066
4.75%, 03/09/37(b)	1,955	1,909,488
4.88%, 04/23/30(b)	1,752	1,796,100
6.50%, 10/27/36(a)(b)	1,389	1,572,476
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(b)	92	92,995
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31(b)	300	271,913
3.95%, 02/12/30(b)	647	600,642
Adani Transmission Step-One Ltd., 4.25%, 05/21/36(b)	382	337,496
AEP Texas Inc.
3.45%, 05/15/51	767	510,346
3.80%, 10/01/47	522	383,557
3.95%, 06/01/28	859	852,764
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.70%, 05/15/32	$805	$798,947
5.25%, 05/15/52	955	848,822
5.40%, 06/01/33	785	800,127
5.45%, 05/15/29	1,170	1,214,338
5.70%, 05/15/34	705	725,855
Series E, 6.65%, 02/15/33	629	686,139
Series G, 4.15%, 05/01/49	480	364,864
Series H, 3.45%, 01/15/50	763	515,354
Series I, 2.10%, 07/01/30(a)	1,317	1,186,907
AEP Transmission Co. LLC
3.10%, 12/01/26	752	743,297
3.15%, 09/15/49	410	273,448
3.75%, 12/01/47	839	633,752
3.80%, 06/15/49	575	427,006
4.00%, 12/01/46	540	426,242
4.25%, 09/15/48	545	441,282
4.50%, 06/15/52	1,035	866,217
5.15%, 04/01/34	680	688,602
5.38%, 06/15/35	155	158,784
5.40%, 03/15/53	1,065	1,020,225
Series M, 3.65%, 04/01/50	815	597,690
Series N, 2.75%, 08/15/51	712	436,353
AES Andes SA
6.25%, 03/14/32(b)	85	87,988
6.30%, 03/15/29(b)	185	191,469
AES Corp. (The)
2.45%, 01/15/31(a)	1,990	1,782,977
3.95%, 07/15/30(b)	1,224	1,181,248
5.45%, 06/01/28	1,865	1,908,697
5.80%, 03/15/32	1,225	1,260,407
Alabama Power Co.
3.00%, 03/15/52	1,070	685,355
3.05%, 03/15/32	1,175	1,076,967
3.13%, 07/15/51	1,090	716,049
3.45%, 10/01/49	904	639,235
3.75%, 09/01/27(a)	1,070	1,066,569
3.75%, 03/01/45	1,331	1,033,178
3.85%, 12/01/42	535	429,270
3.94%, 09/01/32	1,037	998,867
4.10%, 01/15/42(a)	380	318,119
4.15%, 08/15/44	681	560,646
4.30%, 01/02/46(a)	685	571,166
5.10%, 04/02/35	815	825,122
5.50%, 03/15/41(a)	295	294,316
5.70%, 02/15/33(a)	299	318,261
5.85%, 11/15/33	525	560,845
6.00%, 03/01/39	896	960,711
6.13%, 05/15/38	395	431,627
Series 11-C, 5.20%, 06/01/41(a)	396	385,231
Series 20-A, 1.45%, 09/15/30(a)	990	867,925
Series A, 4.30%, 07/15/48	841	697,298
Series B, 3.70%, 12/01/47	1,011	763,960
Alexander Funding Trust II, 7.47%, 07/31/28(b)	955	1,022,621
Alfa Desarrollo SpA, 4.55%, 09/27/51(a)(b)	1,275	1,003,827
Alliant Energy Finance LLC
3.60%, 03/01/32(b)	739	676,440
4.25%, 06/15/28(b)	660	654,025
5.40%, 06/06/27(b)	915	926,032
5.95%, 03/30/29(a)(b)	625	657,433
Ameren Corp.
1.75%, 03/15/28	1,050	989,308
Security	Par (000)	Value
Electric (continued)
1.95%, 03/15/27	$885	$855,280
3.50%, 01/15/31	1,209	1,155,185
5.00%, 01/15/29	1,500	1,533,246
5.38%, 03/15/35	780	792,461
5.70%, 12/01/26	980	996,050
Ameren Illinois Co.
1.55%, 11/15/30	810	707,656
2.90%, 06/15/51	625	388,060
3.25%, 03/15/50	520	349,247
3.70%, 12/01/47	932	704,829
3.80%, 05/15/28	775	771,918
3.85%, 09/01/32	990	942,721
4.15%, 03/15/46	790	646,567
4.30%, 07/01/44(a)	348	290,709
4.50%, 03/15/49	884	745,961
4.80%, 12/15/43(a)	490	435,306
4.95%, 06/01/33(a)	1,260	1,281,623
5.55%, 07/01/54	945	926,610
5.63%, 03/01/55(a)	740	737,095
5.90%, 12/01/52	725	739,998
American Electric Power Co. Inc.
2.30%, 03/01/30	730	668,526
3.20%, 11/13/27	918	899,449
3.25%, 03/01/50	658	429,548
3.88%, 02/15/62, (5-year CMT + 2.675%)(d)	645	625,321
5.20%, 01/15/29	1,685	1,737,593
5.63%, 03/01/33	1,344	1,407,576
5.75%, 11/01/27	1,021	1,052,968
5.95%, 11/01/32	825	879,762
6.95%, 12/15/54, (5-year CMT + 2.675%)(a)(d)	255	271,105
7.05%, 12/15/54, (5-year CMT + 2.750%)(d)	335	349,191
Series J, 4.30%, 12/01/28	1,047	1,052,373
American Transmission Systems Inc.
2.65%, 01/15/32(a)(b)	872	774,966
5.00%, 09/01/44(b)	623	569,354
Appalachian Power Co.
4.40%, 05/15/44(a)	472	389,491
4.45%, 06/01/45	513	420,163
4.50%, 08/01/32	855	843,873
5.65%, 04/01/34	635	657,427
7.00%, 04/01/38	783	878,884
Series AA, 2.70%, 04/01/31	850	773,650
Series L, 5.80%, 10/01/35	505	519,024
Series P, 6.70%, 08/15/37	420	459,790
Series X, 3.30%, 06/01/27	875	861,666
Series Y, 4.50%, 03/01/49	802	651,124
Series Z, 3.70%, 05/01/50	825	579,255
Arizona Public Service Co.
2.20%, 12/15/31	892	777,903
2.55%, 09/15/26	540	529,209
2.60%, 08/15/29(a)	950	891,675
2.65%, 09/15/50	895	529,970
2.95%, 09/15/27(a)	655	638,743
3.35%, 05/15/50	790	538,358
3.50%, 12/01/49	750	514,689
3.75%, 05/15/46	700	526,885
4.20%, 08/15/48	740	582,105
4.25%, 03/01/49	686	542,811
4.35%, 11/15/45(a)	1,015	831,128
4.50%, 04/01/42	745	641,679

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.70%, 01/15/44(a)	$140	$118,658
5.05%, 09/01/41	610	564,275
5.50%, 09/01/35(a)	475	479,603
5.55%, 08/01/33	900	932,844
5.70%, 08/15/34	1,145	1,186,250
5.90%, 08/15/55	805	801,957
6.35%, 12/15/32	825	897,661
Atlantic City Electric Co.
2.30%, 03/15/31	600	539,656
4.00%, 10/15/28	927	924,583
Atlantica Transmision Sur SA, 6.88%, 04/30/43(b)	103	109,668
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(b)	400	400,034
Avangrid Inc., 3.80%, 06/01/29	1,929	1,896,177
Avista Corp.
4.00%, 04/01/52(a)	695	522,662
4.35%, 06/01/48	1,015	825,324
Baltimore Gas & Electric Co.
2.25%, 06/15/31	920	824,327
2.90%, 06/15/50	580	364,732
3.20%, 09/15/49	654	438,069
3.50%, 08/15/46	891	653,445
3.75%, 08/15/47	494	374,202
4.25%, 09/15/48	940	753,077
4.55%, 06/01/52(a)	825	695,286
5.30%, 06/01/34	830	855,537
5.40%, 06/01/53	1,345	1,271,677
5.45%, 06/01/35(a)	1,750	1,803,256
5.65%, 06/01/54	635	629,822
6.35%, 10/01/36(a)	522	576,479
Basin Electric Power Cooperative, 4.75%, 04/26/47(a)(b)	460	397,352
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	855	740,039
2.85%, 05/15/51(a)	2,295	1,401,100
3.25%, 04/15/28	1,124	1,103,238
3.70%, 07/15/30	1,641	1,607,405
3.80%, 07/15/48	1,308	982,248
4.25%, 10/15/50	1,338	1,059,085
4.45%, 01/15/49	1,587	1,308,067
4.50%, 02/01/45	1,149	990,070
4.60%, 05/01/53	1,620	1,344,852
5.15%, 11/15/43	1,173	1,114,780
5.95%, 05/15/37	939	999,082
6.13%, 04/01/36	2,701	2,912,020
8.48%, 09/15/28	500	561,914
Black Hills Corp.
2.50%, 06/15/30	965	885,147
3.05%, 10/15/29	942	890,734
3.15%, 01/15/27	792	779,655
3.88%, 10/15/49	1,015	736,131
4.20%, 09/15/46	440	342,540
4.35%, 05/01/33	609	581,095
5.95%, 03/15/28	725	753,839
6.00%, 01/15/35	900	946,627
6.15%, 05/15/34	805	852,956
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/55, (5-year CMT + 2.453%)(a)(d)	95	96,563
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(a)(b)	1,119	1,194,788
Security	Par (000)	Value
Electric (continued)
Capital Power U.S. Holdings Inc.
5.26%, 06/01/28(b)	$260	$264,470
6.19%, 06/01/35(b)	110	113,750
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	267	242,225
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	708	546,367
3.60%, 03/01/52(a)	615	443,275
3.95%, 03/01/48	884	691,416
4.50%, 04/01/44	1,037	898,997
4.80%, 03/15/30	960	982,998
4.95%, 04/01/33	720	728,704
5.05%, 03/01/35	965	969,483
5.15%, 03/01/34(a)	620	629,854
5.20%, 10/01/28	1,200	1,238,039
5.30%, 04/01/53(a)	715	679,256
Series AA, 3.00%, 02/01/27	500	492,227
Series AC, 4.25%, 02/01/49	1,196	970,043
Series AD, 2.90%, 07/01/50	646	408,854
Series AE, 2.35%, 04/01/31	740	667,553
Series AF, 3.35%, 04/01/51	1,140	776,482
Series AG, 3.00%, 03/01/32	515	469,673
Series ai., 4.45%, 10/01/32	725	716,331
Series AJ, 4.85%, 10/01/52(a)	640	566,154
Series AQ, 4.95%, 08/15/35	295	292,503
Series K2, 6.95%, 03/15/33	675	763,002
Series Z, 2.40%, 09/01/26	556	546,448
CenterPoint Energy Inc.
2.65%, 06/01/31	750	679,611
2.95%, 03/01/30	847	795,336
5.40%, 06/01/29	1,025	1,061,876
6.70%, 05/15/55, (5-year CMT + 2.586%)(d)	940	962,633
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(d)	240	252,186
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(a)(d)	265	277,761
CEZ A/S, 5.63%, 04/03/42(b)	70	62,698
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(b)	200	198,488
Cleco Corporate Holdings LLC
3.38%, 09/15/29(a)	494	461,374
4.97%, 05/01/46	562	481,170
Cleco Power LLC
6.00%, 12/01/40	415	426,477
6.50%, 12/01/35(a)	397	434,438
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28(b)	665	651,792
4.55%, 11/15/30(b)	655	648,934
5.95%, 12/15/36	582	606,584
CMS Energy Corp.
2.95%, 02/15/27	502	491,902
3.45%, 08/15/27	1,140	1,124,606
3.75%, 12/01/50, (5-year CMT + 2.900%)(d)	601	546,263
4.70%, 03/31/43	547	471,440
4.75%, 06/01/50, (5-year CMT + 4.116%)(d)	844	816,225
4.88%, 03/01/44(a)	598	528,080
6.50%, 06/01/55, (5-year CMT + 1.961%)(d)	1,255	1,280,154
Colbun SA
3.15%, 03/06/30(a)(b)	610	573,158
3.15%, 01/19/32(b)	400	361,355
3.95%, 10/11/27(b)	642	636,993
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Cometa Energia SA de CV, 6.38%, 04/24/35(a)(b)	$603	$625,694
Comision Federal de Electricidad
3.35%, 02/09/31(a)(b)	1,725	1,539,838
3.88%, 07/26/33(a)(b)	1,611	1,394,448
4.68%, 02/09/51(a)(b)	1,462	1,047,130
4.69%, 05/15/29(b)	1,607	1,575,252
4.75%, 02/23/27(b)	660	659,763
5.70%, 01/24/30(b)	535	538,547
5.75%, 02/14/42(a)(b)	1,307	1,182,291
6.13%, 06/16/45(b)	20	18,070
6.26%, 02/15/52(a)(b)	1,155	1,038,775
6.45%, 01/24/35(b)	1,475	1,485,110
Commonwealth Edison Co.
2.20%, 03/01/30	802	736,869
3.00%, 03/01/50	926	595,859
3.15%, 03/15/32	395	362,704
3.65%, 06/15/46	1,119	846,897
3.70%, 08/15/28	1,009	1,001,570
3.70%, 03/01/45	647	501,037
3.80%, 10/01/42	464	369,014
4.00%, 03/01/48	1,425	1,124,208
4.00%, 03/01/49	700	541,965
4.35%, 11/15/45	695	583,130
4.60%, 08/15/43	502	444,423
4.70%, 01/15/44	625	556,120
4.90%, 02/01/33	315	319,325
5.30%, 06/01/34	395	408,427
5.30%, 02/01/53	990	926,915
5.65%, 06/01/54	525	517,065
5.95%, 06/01/55	975	1,001,936
6.45%, 01/15/38	734	814,647
Series 122, 2.95%, 08/15/27	905	888,056
Series 123, 3.75%, 08/15/47	981	740,214
Series 127, 3.20%, 11/15/49	666	446,554
Series 130, 3.13%, 03/15/51	1,180	766,106
Series 131, 2.75%, 09/01/51	760	455,042
Series 133, 3.85%, 03/15/52	775	575,916
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	1,260	992,696
4.30%, 04/15/44	765	650,875
4.65%, 01/01/29(a)	765	777,866
4.90%, 07/01/33(a)	570	573,767
4.95%, 01/15/30	820	841,376
4.95%, 08/15/34(a)	615	618,027
5.25%, 01/15/53	735	686,470
Series A, 2.05%, 07/01/31	486	428,133
Series A, 3.20%, 03/15/27	817	806,897
Series A, 4.15%, 06/01/45	700	574,575
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	1,402	1,270,575
3.20%, 12/01/51	1,205	791,922
3.60%, 06/15/61(a)	1,020	687,178
3.70%, 11/15/59	1,225	847,330
3.80%, 05/15/28	780	776,416
3.85%, 06/15/46	1,019	792,443
3.95%, 03/01/43	1,225	990,261
4.45%, 03/15/44	1,504	1,295,769
4.50%, 12/01/45	1,375	1,176,437
4.50%, 05/15/58	1,124	906,570
4.63%, 12/01/54	1,250	1,046,676
Security	Par (000)	Value
Electric (continued)
5.13%, 03/15/35(a)	$50	$51,154
5.20%, 03/01/33	815	841,920
5.38%, 05/15/34	1,140	1,180,766
5.50%, 03/15/34	1,115	1,163,681
5.50%, 03/15/55	900	864,322
5.70%, 06/15/40	830	851,115
5.70%, 05/15/54	1,675	1,656,052
5.90%, 11/15/53	1,505	1,535,524
6.15%, 11/15/52	915	956,750
Series 05-A, 5.30%, 03/01/35	534	546,779
Series 06-A, 5.85%, 03/15/36	775	822,813
Series 06-B, 6.20%, 06/15/36	700	759,372
Series 06-E, 5.70%, 12/01/36	395	413,376
Series 07-A, 6.30%, 08/15/37	788	863,476
Series 08-B, 6.75%, 04/01/38	1,009	1,146,723
Series 09-C, 5.50%, 12/01/39	788	796,158
Series 12-A, 4.20%, 03/15/42	749	635,104
Series 2017, 3.88%, 06/15/47	969	740,351
Series 20A, 3.35%, 04/01/30	1,231	1,193,177
Series 20B, 3.95%, 04/01/50	1,535	1,186,587
Series A, 4.13%, 05/15/49	1,150	901,369
Series B, 2.90%, 12/01/26	625	614,268
Series B, 3.13%, 11/15/27	842	826,547
Series C, 3.00%, 12/01/60	830	488,734
Series C, 4.00%, 11/15/57(a)	535	395,177
Series C, 4.30%, 12/01/56	731	572,228
Series D, 4.00%, 12/01/28	895	896,101
Series E, 4.65%, 12/01/48	963	828,510
Consorcio Transmantaro SA
4.70%, 04/16/34(b)	1,250	1,225,603
5.20%, 04/11/38(b)	645	629,040
Constellation Energy Generation LLC
5.60%, 03/01/28	1,425	1,477,138
5.60%, 06/15/42	1,285	1,261,348
5.75%, 10/01/41	826	832,278
5.75%, 03/15/54	1,505	1,471,574
5.80%, 03/01/33	945	1,005,051
6.13%, 01/15/34(a)	980	1,062,987
6.25%, 10/01/39	1,510	1,619,621
6.50%, 10/01/53(a)	1,380	1,487,282
Consumers Energy Co.
3.10%, 08/15/50	1,160	771,433
3.25%, 08/15/46	985	707,801
3.50%, 08/01/51	1,145	831,305
3.60%, 08/15/32	565	531,307
3.75%, 02/15/50	528	392,415
3.80%, 11/15/28	696	691,006
3.95%, 05/15/43(a)	625	510,984
3.95%, 07/15/47	655	514,763
4.05%, 05/15/48	1,120	900,322
4.10%, 11/15/45	225	182,983
4.20%, 09/01/52	850	683,009
4.35%, 04/15/49	971	806,072
4.35%, 08/31/64	490	370,088
4.50%, 01/15/31(a)	875	883,184
4.60%, 05/30/29	765	778,126
4.63%, 05/15/33	1,215	1,206,152
4.65%, 03/01/28	865	877,010
4.70%, 01/15/30	1,250	1,276,113
4.90%, 02/15/29	1,045	1,072,040
5.05%, 05/15/35(a)	725	730,713

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Dayton Power & Light Co. (The)
3.95%, 06/15/49	$705	$514,194
4.55%, 08/15/30(b)	890	892,417
Delmarva Power & Light Co.
4.00%, 06/01/42(a)	345	283,294
4.15%, 05/15/45	531	434,302
Dominion Energy Inc.
4.25%, 06/01/28	988	990,198
4.35%, 08/15/32	770	747,369
4.60%, 05/15/28	910	920,071
4.70%, 12/01/44	740	635,337
4.85%, 08/15/52	1,210	1,019,503
5.00%, 06/15/30	1,250	1,284,134
5.38%, 11/15/32	1,330	1,372,430
5.45%, 03/15/35	1,255	1,271,432
6.20%, 02/15/56, (5-year CMT + 2.006%)(d)	40	39,867
6.63%, 05/15/55, (5-year CMT + 2.207%)(d)	2,050	2,100,045
7.00%, 06/15/38	746	849,188
Series A, 4.60%, 03/15/49	664	545,774
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(d)	80	83,623
Series B, 3.30%, 04/15/41	775	579,157
Series B, 3.60%, 03/15/27	605	599,750
Series B, 5.95%, 06/15/35	1,210	1,273,535
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(d)	125	133,780
Series C, 2.25%, 08/15/31	1,640	1,445,098
Series C, 3.38%, 04/01/30	2,136	2,049,601
Series C, 4.05%, 09/15/42	844	675,388
Series C, 4.90%, 08/01/41	866	779,646
Series E, 6.30%, 03/15/33	855	916,025
Series F, 5.25%, 08/01/33	864	874,927
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	667	588,396
5.10%, 06/01/65	785	692,591
5.30%, 05/15/33(a)	540	558,405
5.45%, 02/01/41	545	540,115
6.05%, 01/15/38	881	939,007
6.25%, 10/15/53	1,070	1,149,393
6.63%, 02/01/32	532	592,652
Series 2025, 5.30%, 01/15/35	735	753,358
Series A, 2.30%, 12/01/31	715	632,475
DTE Electric Co.
2.25%, 03/01/30	599	552,695
2.95%, 03/01/50(a)	920	596,971
3.70%, 03/15/45(a)	828	640,079
3.70%, 06/01/46	694	526,681
3.75%, 08/15/47	807	614,029
3.95%, 06/15/42	504	411,374
3.95%, 03/01/49	1,614	1,262,539
4.25%, 05/14/27	55	55,220
4.30%, 07/01/44	600	503,690
4.85%, 12/01/26	905	915,462
5.20%, 04/01/33	1,100	1,139,273
5.20%, 03/01/34	800	823,063
5.25%, 05/15/35(a)	750	765,529
5.40%, 04/01/53(a)	930	899,129
5.70%, 10/01/37	326	343,279
5.85%, 05/15/55(a)	265	270,914
Series A, 1.90%, 04/01/28	1,170	1,110,143
Series A, 3.00%, 03/01/32	790	727,060
Security	Par (000)	Value
Electric (continued)
Series A, 4.00%, 04/01/43(a)	$823	$676,625
Series A, 4.05%, 05/15/48	855	689,388
Series A, 6.63%, 06/01/36	160	179,801
Series B, 3.25%, 04/01/51	792	540,846
Series B, 3.65%, 03/01/52	697	505,096
Series C, 2.63%, 03/01/31	893	819,243
DTE Energy Co.
2.85%, 10/01/26	1,000	985,533
2.95%, 03/01/30	624	587,831
4.88%, 06/01/28	1,270	1,291,724
4.95%, 07/01/27	1,205	1,221,059
5.10%, 03/01/29	2,185	2,240,393
5.20%, 04/01/30	2,265	2,334,668
5.85%, 06/01/34(a)	1,460	1,533,180
Series C, 3.40%, 06/15/29	978	945,875
Duke Energy Carolinas LLC
2.45%, 08/15/29	861	809,494
2.45%, 02/01/30	1,028	960,438
2.55%, 04/15/31(a)	642	586,421
2.85%, 03/15/32	715	647,335
2.95%, 12/01/26	1,206	1,191,484
3.20%, 08/15/49	1,269	854,721
3.45%, 04/15/51	810	566,001
3.55%, 03/15/52	1,347	956,687
3.70%, 12/01/47	952	713,730
3.75%, 06/01/45	884	683,687
3.88%, 03/15/46	908	704,692
3.95%, 11/15/28(a)	1,112	1,111,343
3.95%, 03/15/48	1,107	863,004
4.00%, 09/30/42	1,072	886,316
4.25%, 12/15/41	1,050	905,738
4.85%, 03/15/30(a)	884	910,104
4.85%, 01/15/34(a)	785	788,495
4.95%, 01/15/33	2,015	2,060,114
5.25%, 03/15/35	830	853,793
5.30%, 02/15/40	1,247	1,249,181
5.35%, 01/15/53	1,625	1,540,957
5.40%, 01/15/54(a)	1,541	1,485,359
6.00%, 01/15/38	787	843,695
6.05%, 04/15/38	972	1,043,587
6.10%, 06/01/37	816	873,618
6.45%, 10/15/32	725	799,801
Series A, 6.00%, 12/01/28	912	960,814
Duke Energy Corp.
2.45%, 06/01/30	1,353	1,243,806
2.55%, 06/15/31	1,674	1,506,644
2.65%, 09/01/26	1,747	1,720,622
3.15%, 08/15/27	1,242	1,220,027
3.25%, 01/15/82, (5-year CMT + 2.321%)(d)	834	804,449
3.30%, 06/15/41	1,149	865,754
3.40%, 06/15/29	1,065	1,033,579
3.50%, 06/15/51(a)	1,133	768,948
3.75%, 09/01/46	2,320	1,729,202
3.95%, 08/15/47	811	613,109
4.20%, 06/15/49	1,000	772,882
4.30%, 03/15/28	1,670	1,678,485
4.50%, 08/15/32(a)	1,815	1,790,799
4.80%, 12/15/45	967	833,488
4.85%, 01/05/27	660	665,815
4.85%, 01/05/29	840	855,832
5.00%, 12/08/27	1,060	1,079,749
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.00%, 08/15/52	$1,865	$1,626,693
5.45%, 06/15/34(a)	1,270	1,311,061
5.75%, 09/15/33(a)	1,070	1,128,761
5.80%, 06/15/54	1,075	1,047,724
6.10%, 09/15/53	1,235	1,254,574
6.45%, 09/01/54, (5-year CMT + 2.588%)(d)	870	900,774
Duke Energy Florida LLC
1.75%, 06/15/30	1,025	915,681
2.40%, 12/15/31	1,097	981,921
2.50%, 12/01/29	1,196	1,122,969
3.00%, 12/15/51	875	552,124
3.20%, 01/15/27	1,197	1,184,605
3.40%, 10/01/46	919	660,171
3.80%, 07/15/28	1,413	1,407,797
3.85%, 11/15/42	682	545,393
4.20%, 07/15/48	702	562,775
5.65%, 04/01/40	680	704,126
5.88%, 11/15/33	1,030	1,101,313
5.95%, 11/15/52	809	829,408
6.20%, 11/15/53	985	1,044,246
6.35%, 09/15/37	724	792,252
6.40%, 06/15/38	1,663	1,841,886
Duke Energy Indiana LLC
2.75%, 04/01/50(a)	955	585,439
3.75%, 05/15/46	769	588,798
5.25%, 03/01/34	450	462,875
5.40%, 04/01/53	985	937,007
5.90%, 05/15/55	470	478,429
6.12%, 10/15/35	544	588,576
6.35%, 08/15/38	877	964,874
6.45%, 04/01/39	669	739,919
Series UUU, 4.20%, 03/15/42	355	296,114
Series WWW, 4.90%, 07/15/43	560	507,404
Series YYY, 3.25%, 10/01/49	752	510,050
Duke Energy Ohio Inc.
2.13%, 06/01/30	864	784,796
3.65%, 02/01/29	599	589,438
3.70%, 06/15/46	590	442,717
4.30%, 02/01/49	1,119	901,538
5.25%, 04/01/33	700	721,180
5.30%, 06/15/35(a)	580	592,527
5.55%, 03/15/54(a)	660	640,816
5.65%, 04/01/53	595	582,760
Duke Energy Progress LLC
2.00%, 08/15/31	1,270	1,116,381
2.50%, 08/15/50	1,027	596,627
2.90%, 08/15/51(a)	732	452,822
3.40%, 04/01/32	845	794,346
3.45%, 03/15/29(a)	1,209	1,184,092
3.60%, 09/15/47	801	586,428
3.70%, 09/01/28	871	863,561
3.70%, 10/15/46	691	520,040
4.00%, 04/01/52	795	607,374
4.10%, 05/15/42	764	641,155
4.10%, 03/15/43	809	669,102
4.15%, 12/01/44	807	665,373
4.20%, 08/15/45	1,089	900,116
4.35%, 03/06/27	210	211,313
4.38%, 03/30/44	708	598,170
5.05%, 03/15/35	1,159	1,169,761
5.10%, 03/15/34	890	908,083
Security	Par (000)	Value
Electric (continued)
5.25%, 03/15/33	$870	$898,998
5.35%, 03/15/53	1,035	975,079
5.55%, 03/15/55(a)	880	856,226
6.30%, 04/01/38	610	666,169
Duquesne Light Holdings Inc.
2.53%, 10/01/30(b)	777	693,771
2.78%, 01/07/32(a)(b)	710	624,428
3.62%, 08/01/27(a)(b)	679	665,822
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	1,580	1,749,059
Edison International
4.13%, 03/15/28	1,110	1,091,999
5.25%, 11/15/28	1,130	1,140,989
5.25%, 03/15/32(a)	465	457,367
5.45%, 06/15/29(a)	965	975,640
5.75%, 06/15/27(a)	1,141	1,161,598
6.25%, 03/15/30(a)	910	946,599
6.95%, 11/15/29	940	997,440
EDP Finance BV, 1.71%, 01/24/28(b)	1,737	1,640,370
El Paso Electric Co.
5.00%, 12/01/44(a)	494	425,475
6.00%, 05/15/35	719	744,690
Electricite de France SA
4.50%, 09/21/28(b)	2,453	2,471,077
4.75%, 10/13/35(a)(b)	457	449,547
4.88%, 09/21/38(b)	720	672,249
4.88%, 01/22/44(a)(b)	1,826	1,592,722
4.95%, 10/13/45(a)(b)	1,474	1,297,606
5.00%, 09/21/48(a)(b)	2,019	1,763,883
5.25%, 10/13/55(a)(b)	560	481,771
5.60%, 01/27/40(b)	983	980,792
5.65%, 04/22/29(a)(b)	1,200	1,249,623
5.70%, 05/23/28(b)	780	807,025
5.75%, 01/13/35(b)	900	925,728
5.95%, 04/22/34(a)(b)	1,200	1,263,313
6.00%, 04/22/64(b)	2,000	1,894,289
6.00%, 01/22/2114(b)	752	714,029
6.25%, 05/23/33(a)(b)	1,145	1,241,785
6.38%, 01/13/55(b)	1,100	1,103,008
6.90%, 05/23/53(a)(b)	1,580	1,690,813
6.95%, 01/26/39(b)	2,904	3,227,943
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(b)	295	313,286
Emera U.S. Finance LP
2.64%, 06/15/31	745	663,016
4.75%, 06/15/46	2,461	2,050,794
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(b)	506	482,208
Enel Americas SA, 4.00%, 10/25/26	944	938,216
Enel Chile SA, 4.88%, 06/12/28	1,676	1,696,870
Enel Finance America LLC, 2.88%, 07/12/41(a)(b)	1,540	1,077,633
Enel Finance International NV
2.13%, 07/12/28(b)	2,100	1,977,058
2.50%, 07/12/31(a)(b)	1,911	1,702,925
3.50%, 04/06/28(b)	2,285	2,241,301
3.63%, 05/25/27(b)	1,565	1,548,817
4.63%, 06/15/27(a)(b)	1,515	1,525,676
4.75%, 05/25/47(b)	2,590	2,204,700
4.88%, 06/14/29(a)(b)	1,320	1,366,288
5.00%, 06/15/32(b)	1,750	1,769,605

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.13%, 06/26/29(b)	$1,975	$2,024,322
5.50%, 06/26/34(b)	1,510	1,549,112
5.50%, 06/15/52(a)(b)	1,788	1,656,797
6.00%, 10/07/39(b)	2,322	2,400,989
6.80%, 09/15/37(b)	1,640	1,825,610
7.50%, 10/14/32(b)	1,265	1,451,228
7.75%, 10/14/52(b)	1,495	1,798,542
Engie Energia Chile SA
3.40%, 01/28/30(b)	430	402,648
6.38%, 04/17/34(b)	380	399,348
Engie SA
5.25%, 04/10/29(b)	1,065	1,094,945
5.63%, 04/10/34(a)(b)	1,050	1,088,182
5.88%, 04/10/54(a)(b)	760	763,526
Entergy Arkansas LLC
2.65%, 06/15/51(a)	1,190	698,636
3.35%, 06/15/52	742	504,071
4.00%, 06/01/28(a)	635	634,901
4.20%, 04/01/49	890	703,654
4.95%, 12/15/44	401	362,181
5.15%, 01/15/33(a)	710	730,747
5.30%, 09/15/33	540	557,984
5.45%, 06/01/34	1,185	1,229,007
5.75%, 06/01/54	600	597,338
Entergy Corp.
1.90%, 06/15/28	1,365	1,284,947
2.40%, 06/15/31	1,014	904,593
2.80%, 06/15/30(a)	991	922,873
2.95%, 09/01/26	1,261	1,243,320
3.75%, 06/15/50(a)	1,133	806,678
7.13%, 12/01/54, (5-year CMT + 2.670%)(d)	1,315	1,369,511
Entergy Louisiana LLC
1.60%, 12/15/30	621	543,408
2.35%, 06/15/32	834	726,375
2.40%, 10/01/26	714	700,751
2.90%, 03/15/51(a)	1,093	677,533
3.05%, 06/01/31	463	433,085
3.10%, 06/15/41(a)	605	448,972
3.12%, 09/01/27	1,001	983,647
3.25%, 04/01/28	924	908,126
4.00%, 03/15/33	1,224	1,160,848
4.20%, 09/01/48	1,466	1,176,453
4.20%, 04/01/50	870	688,013
4.75%, 09/15/52	890	764,330
4.95%, 01/15/45	884	788,184
5.15%, 09/15/34(a)	1,060	1,072,949
5.35%, 03/15/34	865	890,344
5.70%, 03/15/54	995	971,761
5.80%, 03/15/55	1,170	1,164,199
Entergy Mississippi LLC
2.85%, 06/01/28(a)	695	675,096
3.50%, 06/01/51	525	358,293
3.85%, 06/01/49	782	585,444
5.00%, 09/01/33	595	601,423
5.80%, 04/15/55	550	547,548
5.85%, 06/01/54	660	654,488
Entergy Texas Inc.
1.75%, 03/15/31	1,073	936,123
3.55%, 09/30/49	747	527,518
4.00%, 03/30/29	730	726,626
4.50%, 03/30/39	646	590,487
Security	Par (000)	Value
Electric (continued)
5.00%, 09/15/52	$540	$477,104
5.15%, 06/01/45(a)	298	275,880
5.25%, 04/15/35	810	824,156
5.55%, 09/15/54	775	738,306
5.80%, 09/01/53	540	532,134
Evergy Inc.
2.90%, 09/15/29	909	861,188
6.65%, 06/01/55, (5-year CMT + 2.558%)(d)	240	243,508
Evergy Kansas Central Inc.
3.10%, 04/01/27	630	621,513
3.25%, 09/01/49	930	612,412
3.45%, 04/15/50	775	536,541
4.10%, 04/01/43	897	734,704
4.13%, 03/01/42	965	803,683
4.25%, 12/01/45	551	453,229
4.63%, 09/01/43	376	321,964
4.70%, 03/13/28	470	475,872
5.25%, 03/15/35(a)	500	506,525
5.70%, 03/15/53	630	619,685
5.90%, 11/15/33	730	776,613
Evergy Kansas South Inc., 4.30%, 07/15/44(a)(b)	105	86,215
Evergy Metro Inc.
4.20%, 06/15/47	525	423,364
4.20%, 03/15/48	562	446,917
4.95%, 04/15/33	570	575,877
5.13%, 08/15/35	450	449,732
5.30%, 10/01/41	664	641,706
5.40%, 04/01/34(a)	555	572,626
Series 2019, 4.13%, 04/01/49	572	447,245
Series 2020, 2.25%, 06/01/30(a)	1,224	1,120,713
Series B, 6.05%, 11/15/35	494	532,763
Evergy Missouri West Inc.
3.75%, 03/15/32(a)(b)	342	315,198
5.15%, 12/15/27(b)	770	784,027
5.65%, 06/01/34(b)	650	665,058
Eversource Energy
2.55%, 03/15/31	300	270,409
2.90%, 03/01/27	992	974,094
3.38%, 03/01/32	1,145	1,049,900
3.45%, 01/15/50	1,020	708,701
4.60%, 07/01/27	990	996,367
5.00%, 01/01/27	580	585,483
5.13%, 05/15/33	920	922,887
5.45%, 03/01/28	2,290	2,355,227
5.50%, 01/01/34	1,100	1,124,410
5.85%, 04/15/31	1,315	1,391,860
5.95%, 02/01/29	1,440	1,510,606
5.95%, 07/15/34	1,215	1,274,489
Series M, 3.30%, 01/15/28	905	886,466
Series O, 4.25%, 04/01/29	959	955,834
Series R, 1.65%, 08/15/30(a)	967	848,232
Exelon Corp.
2.75%, 03/15/27	1,040	1,018,779
3.35%, 03/15/32	1,003	931,194
4.05%, 04/15/30	2,442	2,415,477
4.10%, 03/15/52	1,240	941,342
4.45%, 04/15/46	1,087	904,070
4.70%, 04/15/50	1,083	902,691
4.95%, 06/15/35	887	864,613
5.10%, 06/15/45	1,542	1,408,829
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.13%, 03/15/31(a)	$940	$970,457
5.15%, 03/15/28	1,662	1,700,146
5.15%, 03/15/29	940	967,245
5.30%, 03/15/33	1,290	1,331,541
5.45%, 03/15/34	1,840	1,896,438
5.60%, 03/15/53	1,825	1,728,878
5.63%, 06/15/35	895	925,652
5.88%, 03/15/55	730	721,825
6.50%, 03/15/55, (5-year CMT + 1.975%)(d)	540	557,773
7.60%, 04/01/32	460	532,310
Fells Point Funding Trust, 3.05%, 01/31/27(b)	1,550	1,523,358
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	2,397	2,461,100
FirstEnergy Corp.
2.65%, 03/01/30	430	398,857
Series B, 2.25%, 09/01/30(a)	675	606,150
Series B, 3.90%, 07/15/27	2,229	2,212,728
Series C, 3.40%, 03/01/50(a)	1,130	758,766
Series C, 4.85%, 07/15/47	1,325	1,138,968
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	890	868,595
3.60%, 06/01/29(b)	364	354,442
4.30%, 01/15/29(b)	1,366	1,366,202
5.20%, 04/01/28(b)	610	624,246
6.15%, 10/01/38(a)	405	436,360
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	1,184	1,138,022
4.55%, 01/15/30	620	624,966
4.55%, 04/01/49(b)	990	821,270
4.75%, 01/15/33(b)	540	538,464
5.00%, 01/15/35	715	708,982
5.45%, 07/15/44(b)	975	933,330
Florida Power & Light Co.
2.45%, 02/03/32(a)	2,712	2,418,676
2.88%, 12/04/51	2,084	1,302,786
3.15%, 10/01/49	1,298	870,365
3.70%, 12/01/47	1,289	973,010
3.80%, 12/15/42	797	647,022
3.95%, 03/01/48	1,725	1,367,038
3.99%, 03/01/49	1,060	829,634
4.05%, 06/01/42	1,025	858,899
4.05%, 10/01/44	860	706,711
4.13%, 02/01/42(a)	1,100	934,745
4.13%, 06/01/48	937	755,751
4.40%, 05/15/28	1,440	1,453,421
4.63%, 05/15/30	1,140	1,161,769
4.80%, 05/15/33	1,460	1,472,188
4.95%, 06/01/35	880	882,830
5.00%, 08/01/34	825	834,135
5.05%, 04/01/28	1,550	1,591,440
5.10%, 04/01/33	1,080	1,107,534
5.13%, 06/01/41	530	505,156
5.15%, 06/15/29	1,240	1,286,727
5.25%, 02/01/41	680	669,237
5.30%, 06/15/34	2,155	2,228,494
5.30%, 04/01/53(a)	1,240	1,181,953
5.60%, 06/15/54	1,480	1,465,909
5.63%, 04/01/34	592	629,532
5.65%, 02/01/37	715	746,067
5.69%, 03/01/40	800	831,509
5.70%, 03/15/55	1,425	1,426,521
Security	Par (000)	Value
Electric (continued)
5.80%, 03/15/65	$1,240	$1,255,449
5.95%, 10/01/33(a)	405	439,006
5.95%, 02/01/38	1,070	1,147,886
5.96%, 04/01/39	880	935,983
Series A, 3.30%, 05/30/27	950	939,511
Fortis Inc./Canada, 3.06%, 10/04/26	1,700	1,674,207
Georgia Power Co.
3.25%, 03/30/27	710	701,683
4.30%, 03/15/42	1,828	1,580,193
4.30%, 03/15/43	707	600,714
4.55%, 03/15/30	920	934,614
4.65%, 05/16/28(a)	1,225	1,243,122
4.70%, 05/15/32	1,215	1,220,039
4.85%, 03/15/31(a)	1,010	1,034,738
4.95%, 05/17/33	1,613	1,632,679
5.00%, 02/23/27(a)	395	400,536
5.13%, 05/15/52(a)	1,266	1,176,717
5.20%, 03/15/35	1,135	1,152,093
5.25%, 03/15/34	1,990	2,039,732
5.40%, 06/01/40	389	395,924
Series 10-C, 4.75%, 09/01/40	979	915,350
Series A, 3.25%, 03/15/51	1,230	830,976
Series B, 2.65%, 09/15/29	1,243	1,175,830
Series B, 3.70%, 01/30/50(a)	932	688,542
Great River Energy, 6.25%, 07/01/38(b)	338	355,186
Hanwha Futureproof Corp., 4.75%, 04/30/28(b)	5	5,080
Iberdrola International BV, 6.75%, 07/15/36	830	948,902
Idaho Power Co.
3.65%, 03/01/45	175	129,105
5.20%, 08/15/34(a)	655	671,520
5.50%, 03/15/53	840	807,484
5.70%, 03/15/55	920	910,202
5.80%, 04/01/54(a)	420	420,229
Series K, 4.20%, 03/01/48	800	643,395
Indiana Michigan Power Co.
3.25%, 05/01/51	740	479,905
3.85%, 05/15/28	430	427,784
4.25%, 08/15/48	845	673,926
5.63%, 04/01/53	780	756,375
6.05%, 03/15/37(a)	645	694,535
Series K, 4.55%, 03/15/46	720	612,864
Series L, 3.75%, 07/01/47	497	371,200
Indianapolis Power & Light Co.
4.05%, 05/01/46(b)	700	551,361
4.70%, 09/01/45(b)	390	330,879
5.05%, 08/15/35(b)	400	398,274
5.65%, 12/01/32(b)	635	658,192
5.70%, 04/01/54(b)	1,380	1,349,379
Infraestructura Energetica Nova SAPI de CV
3.75%, 01/14/28(b)	190	186,358
4.75%, 01/15/51(a)(b)	1,175	888,888
4.88%, 01/14/48(a)(b)	737	570,294
Interchile SA, 4.50%, 06/30/56(b)	1,615	1,334,287
Interconexion Electrica SA ESP, 3.83%, 11/26/33(b)	234	208,845
International Transmission Co., 4.63%, 08/15/43	265	228,779
Interstate Power & Light Co.
2.30%, 06/01/30	1,144	1,043,221
3.10%, 11/30/51(a)	425	270,625
3.50%, 09/30/49(a)	995	694,226

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.60%, 04/01/29	$889	$872,375
3.70%, 09/15/46	1,175	862,861
4.10%, 09/26/28	995	995,446
4.70%, 10/15/43	477	413,737
4.95%, 09/30/34	618	609,077
5.45%, 09/30/54	310	293,238
5.60%, 06/29/35(a)	930	961,594
5.70%, 10/15/33	555	575,354
6.25%, 07/15/39(a)	481	512,009
IPALCO Enterprises Inc.
4.25%, 05/01/30	1,225	1,196,465
5.75%, 04/01/34	875	882,416
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)	1,470	1,444,275
7.75%, 12/15/27(b)	165	174,402
ITC Holdings Corp.
2.95%, 05/14/30(a)(b)	1,312	1,232,871
3.35%, 11/15/27	1,002	982,485
4.95%, 09/22/27(b)	1,815	1,838,344
5.30%, 07/01/43	1,015	947,353
5.40%, 06/01/33(b)	835	850,114
5.65%, 05/09/34(b)	610	631,505
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	595	528,349
5.10%, 01/15/35(a)	1,145	1,144,014
6.15%, 06/01/37(a)	423	456,536
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	477	451,055
Kallpa Generacion SA
4.13%, 08/16/27(b)	710	705,128
5.88%, 01/30/32(b)	165	171,188
Kentucky Power Co., 7.00%, 11/15/33(b)	715	773,226
Kentucky Utilities Co.
3.30%, 06/01/50	800	539,737
4.38%, 10/01/45	882	741,387
5.13%, 11/01/40	1,640	1,594,508
5.45%, 04/15/33	565	586,806
5.85%, 08/15/55	670	665,135
Series 1, 4.65%, 11/15/43(a)	334	289,015
Liberty Utilities Co.
5.58%, 01/31/29(b)	495	510,588
5.87%, 01/31/34(b)	620	636,495
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(a)(b)	1,413	1,257,922
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	513	530,614
Louisville Gas & Electric Co.
4.25%, 04/01/49	662	526,165
4.38%, 10/01/45(a)	538	452,271
4.65%, 11/15/43(a)	440	380,678
5.13%, 11/15/40(a)	585	568,627
5.45%, 04/15/33	545	567,424
Louisville Gas and Electric Co., Series ., 5.85%, 08/15/55	850	843,455
Majapahit Holding BV, 7.88%, 06/29/37(b)	145	176,169
Massachusetts Electric Co.
1.73%, 11/24/30(b)	954	828,047
4.00%, 08/15/46(b)	620	489,473
5.87%, 02/26/54(a)(b)	735	723,751
5.90%, 11/15/39(b)	1,280	1,319,240
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	230	231,374
Security	Par (000)	Value
Electric (continued)
MidAmerican Energy Co.
2.70%, 08/01/52(a)	$940	$572,808
3.10%, 05/01/27	748	738,333
3.15%, 04/15/50	1,105	739,796
3.65%, 04/15/29	1,890	1,864,716
3.65%, 08/01/48	1,227	909,749
3.95%, 08/01/47(a)	1,000	784,606
4.25%, 05/01/46	896	741,279
4.25%, 07/15/49	1,362	1,102,128
4.40%, 10/15/44	778	666,354
4.80%, 09/15/43	603	546,099
5.30%, 02/01/55	935	880,699
5.35%, 01/15/34	835	866,646
5.75%, 11/01/35	645	683,876
5.80%, 10/15/36	560	598,677
5.85%, 09/15/54(a)	1,715	1,760,977
6.75%, 12/30/31	500	565,306
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	548	546,345
Minejesa Capital BV
4.63%, 08/10/30(a)(b)	823	816,668
5.63%, 08/10/37(b)	795	786,826
Mississippi Power Co.
3.95%, 03/30/28	709	708,342
Series 12-A, 4.25%, 03/15/42(a)	753	647,914
Series B, 3.10%, 07/30/51	551	359,826
Monongahela Power Co.
3.55%, 05/15/27(b)	880	870,451
5.40%, 12/15/43(b)	1,165	1,134,636
5.85%, 02/15/34(a)(b)	930	977,979
Narragansett Electric Co. (The)
3.40%, 04/09/30(b)	1,502	1,443,101
3.92%, 08/01/28(a)(b)	720	717,200
4.17%, 12/10/42(a)(b)	435	354,342
5.35%, 05/01/34(b)	1,315	1,345,828
5.64%, 03/15/40(a)(b)	351	357,205
National Grid PLC
5.42%, 01/11/34	1,325	1,363,528
5.60%, 06/12/28	980	1,014,263
5.81%, 06/12/33	1,135	1,202,345
National Grid USA
5.80%, 04/01/35	440	451,930
8.00%, 11/15/30	230	263,555
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	749	640,745
1.65%, 06/15/31	703	606,288
2.40%, 03/15/30	1,075	999,369
2.75%, 04/15/32	700	629,226
3.05%, 04/25/27(a)	850	836,518
3.40%, 02/07/28	1,041	1,025,472
3.70%, 03/15/29	782	771,428
3.90%, 11/01/28(a)	604	600,451
4.02%, 11/01/32(a)	661	634,372
4.12%, 09/16/27	1,250	1,252,830
4.15%, 12/15/32(a)	742	719,745
4.30%, 03/15/49	903	748,741
4.40%, 11/01/48	640	537,606
4.75%, 02/07/28	530	538,295
4.80%, 02/05/27	650	656,138
4.80%, 03/15/28	1,365	1,391,864
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.85%, 02/07/29	$1,085	$1,110,703
4.95%, 02/07/30	565	582,116
5.00%, 02/07/31(a)	845	872,915
5.00%, 08/15/34	885	893,366
5.05%, 09/15/28	810	831,086
5.10%, 05/06/27	700	711,554
5.15%, 06/15/29(a)	860	891,877
5.60%, 11/13/26(a)	710	720,817
5.80%, 01/15/33	1,250	1,330,712
7.13%, 09/15/53, (5-year CMT + 3.533%)(d)	260	272,983
Series C, 8.00%, 03/01/32	635	752,409
Series D, 4.15%, 08/25/28	925	928,342
Nevada Power Co.
5.38%, 09/15/40(a)	587	580,211
5.45%, 05/15/41	315	308,157
5.90%, 05/01/53	670	664,110
6.00%, 03/15/54	810	817,163
6.25%, 05/15/55, (5-year CMT + 1.936%)(d)	5	5,016
Series CC, 3.70%, 05/01/29	1,109	1,091,733
Series DD, 2.40%, 05/01/30	996	921,346
Series EE, 3.13%, 08/01/50(a)	455	288,913
Series N, 6.65%, 04/01/36	595	658,338
Series R, 6.75%, 07/01/37	530	594,122
New England Power Co.
2.81%, 10/06/50(a)(b)	765	466,745
3.80%, 12/05/47(b)	935	714,107
5.94%, 11/25/52(b)	495	495,958
New York State Electric & Gas Corp.
2.15%, 10/01/31(a)(b)	1,070	927,359
3.25%, 12/01/26(a)(b)	417	412,050
3.30%, 09/15/49(a)(b)	601	391,954
5.05%, 08/15/35(a)(b)	430	426,680
5.30%, 08/15/34(b)	750	763,561
5.65%, 08/15/28(a)(b)	525	545,412
5.85%, 08/15/33(b)	725	766,554
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27(a)	1,560	1,511,956
1.90%, 06/15/28	2,592	2,444,819
2.25%, 06/01/30	3,147	2,868,973
2.44%, 01/15/32	1,529	1,340,464
2.75%, 11/01/29	1,630	1,539,423
3.00%, 01/15/52	795	492,138
3.50%, 04/01/29	795	776,701
3.55%, 05/01/27	2,285	2,261,481
3.80%, 03/15/82, (5-year CMT + 2.547%)(d)	1,702	1,640,162
4.63%, 07/15/27(a)	1,940	1,956,652
4.69%, 09/01/27	860	868,127
4.80%, 12/01/77(a)(d)	536	516,934
4.85%, 02/04/28(a)	1,640	1,666,997
4.90%, 02/28/28	2,050	2,084,916
4.90%, 03/15/29	1,710	1,746,427
5.00%, 02/28/30(a)	1,070	1,103,326
5.00%, 07/15/32	1,940	1,971,601
5.05%, 03/15/30	1,730	1,780,891
5.05%, 02/28/33(a)	1,660	1,684,011
5.25%, 03/15/34	1,960	1,993,336
5.25%, 02/28/53	1,612	1,475,610
5.30%, 03/15/32	1,115	1,152,832
5.45%, 03/15/35	1,565	1,599,745
5.55%, 03/15/54(a)	1,255	1,191,554
5.65%, 05/01/79(a)(d)	766	763,870
Security	Par (000)	Value
Electric (continued)
5.90%, 03/15/55	$1,315	$1,309,836
6.38%, 08/15/55, (5-year CMT + 2.053%)(d)	2,005	2,066,916
6.70%, 09/01/54, (5-year CMT + 2.364%)(d)	360	369,796
6.75%, 06/15/54, (5-year CMT + 2.457%)(d)	1,405	1,484,395
Series ., 6.50%, 08/15/55, (5-year CMT + 1.979%)(d)	1,710	1,791,049
Niagara Energy SAC, 5.75%, 10/03/34(a)(b)	1,625	1,641,236
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	1,201	1,074,657
2.76%, 01/10/32(b)	680	601,302
3.03%, 06/27/50(a)(b)	595	369,854
4.12%, 11/28/42(a)(b)	485	404,910
4.28%, 12/15/28(b)	808	807,764
4.28%, 10/01/34(b)	616	578,392
4.65%, 10/03/30(b)	695	698,020
5.29%, 01/17/34(b)	1,010	1,018,365
5.66%, 01/17/54(b)	1,120	1,069,097
5.78%, 09/16/52(b)	1,065	1,035,560
6.00%, 07/03/55(a)(b)	580	576,427
Northern States Power Co.
5.05%, 05/15/35(a)	1,210	1,223,021
5.65%, 05/15/55	455	451,239
Northern States Power Co./MN
2.25%, 04/01/31	580	527,069
2.60%, 06/01/51	1,026	616,062
2.90%, 03/01/50(a)	1,201	775,673
3.20%, 04/01/52	812	551,898
3.40%, 08/15/42	641	490,346
3.60%, 05/15/46	569	427,080
3.60%, 09/15/47	966	720,531
4.00%, 08/15/45	516	418,069
4.13%, 05/15/44	437	365,081
4.50%, 06/01/52	930	781,182
4.85%, 08/15/40	371	346,318
5.10%, 05/15/53	980	899,542
5.25%, 07/15/35	330	336,195
5.35%, 11/01/39	480	491,382
5.40%, 03/15/54	1,250	1,208,675
6.20%, 07/01/37(a)	554	607,386
6.25%, 06/01/36	585	644,899
Northern States Power Co./WI, 5.65%, 06/15/54	465	464,542
NorthWestern Corp.
4.18%, 11/15/44(a)	685	558,865
5.07%, 03/21/30(a)(b)	65	66,605
NRG Energy Inc.
2.45%, 12/02/27(b)	1,738	1,659,348
4.45%, 06/15/29(b)	858	849,753
7.00%, 03/15/33(b)	1,215	1,327,705
NSTAR Electric Co.
1.95%, 08/15/31(a)	427	374,454
3.10%, 06/01/51(a)	715	470,965
3.20%, 05/15/27	1,044	1,029,638
3.25%, 05/15/29	860	834,638
3.95%, 04/01/30	820	812,732
4.40%, 03/01/44	480	409,175
4.55%, 06/01/52	704	583,284
4.85%, 03/01/30	845	865,351
4.95%, 09/15/52	640	569,138
5.20%, 03/01/35	805	817,583
5.40%, 06/01/34	870	899,256

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.50%, 03/15/40(a)	$515	$521,935
OGE Energy Corp., 5.45%, 05/15/29	760	789,773
Oglethorpe Power Corp.
3.75%, 08/01/50	750	527,360
4.20%, 12/01/42(a)	520	415,045
4.25%, 04/01/46(a)	388	301,766
4.50%, 04/01/47	1,115	914,644
4.55%, 06/01/44(a)	295	245,645
5.05%, 10/01/48	854	758,116
5.25%, 09/01/50	615	552,385
5.38%, 11/01/40	890	867,762
5.80%, 06/01/54(a)	735	709,532
5.90%, 02/01/55	510	499,526
5.95%, 11/01/39	671	692,413
6.19%, 01/01/31(b)	386	405,043
6.20%, 12/01/53	665	680,377
Ohio Edison Co.
4.95%, 12/15/29(a)(b)	620	633,669
5.50%, 01/15/33(b)	50	51,554
6.88%, 07/15/36	530	600,502
8.25%, 10/15/38(a)	370	476,356
Ohio Power Co.
4.00%, 06/01/49	800	598,371
4.15%, 04/01/48	610	469,450
5.00%, 06/01/33	615	618,569
5.65%, 06/01/34	660	683,790
Series D, 6.60%, 03/01/33(a)	450	495,194
Series F, 5.85%, 10/01/35(a)	395	409,551
Series G, 6.60%, 02/15/33	430	477,777
Series P, 2.60%, 04/01/30(a)	585	544,205
Series Q, 1.63%, 01/15/31	757	653,015
Series R, 2.90%, 10/01/51	1,015	610,211
Oklahoma Gas & Electric Co.
3.25%, 04/01/30(a)	651	625,305
3.30%, 03/15/30	574	550,287
3.80%, 08/15/28	651	647,524
3.85%, 08/15/47	650	503,842
3.90%, 05/01/43(a)	275	224,164
4.00%, 12/15/44	565	454,057
4.15%, 04/01/47	950	768,716
4.55%, 03/15/44	335	292,813
5.25%, 05/15/41(a)	195	192,053
5.40%, 01/15/33	755	782,987
5.60%, 04/01/53(a)	1,205	1,168,596
5.80%, 04/01/55(a)	830	828,701
5.85%, 06/01/40(a)	250	262,424
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	1,030	609,214
2.75%, 05/15/30	1,510	1,415,018
3.10%, 09/15/49	1,154	755,267
3.70%, 11/15/28	805	797,280
3.70%, 05/15/50	752	542,804
3.75%, 04/01/45	1,085	837,755
3.80%, 09/30/47	595	452,055
3.80%, 06/01/49	875	649,589
4.10%, 11/15/48	1,103	871,349
4.15%, 06/01/32	675	653,708
4.30%, 05/15/28	235	236,811
4.50%, 03/20/27(a)(b)	725	729,989
4.55%, 09/15/32	1,320	1,311,235
4.55%, 12/01/41	855	758,076
Security	Par (000)	Value
Electric (continued)
4.60%, 06/01/52	$815	$672,244
4.65%, 11/01/29	905	920,184
4.95%, 09/15/52	1,590	1,412,717
5.25%, 09/30/40	815	803,246
5.30%, 06/01/42(a)	690	666,758
5.35%, 04/01/35(b)	945	971,472
5.35%, 10/01/52(a)	592	554,434
5.55%, 06/15/54	1,180	1,143,597
5.65%, 11/15/33	915	968,677
5.80%, 04/01/55(b)	1,195	1,195,081
7.00%, 05/01/32	625	704,958
7.25%, 01/15/33	755	863,785
7.50%, 09/01/38	665	800,965
Pacific Gas and Electric Co.
2.10%, 08/01/27	1,370	1,312,960
2.50%, 02/01/31	3,312	2,937,202
3.00%, 06/15/28	1,260	1,214,258
3.25%, 06/01/31	1,630	1,494,649
3.30%, 03/15/27	785	772,091
3.30%, 12/01/27	2,080	2,030,601
3.30%, 08/01/40	1,671	1,235,740
3.50%, 08/01/50	3,357	2,201,773
3.75%, 07/01/28	1,653	1,621,898
3.75%, 08/15/42	799	583,377
3.95%, 12/01/47	1,381	997,459
4.00%, 12/01/46	1,028	745,391
4.20%, 03/01/29	750	742,631
4.20%, 06/01/41	840	664,210
4.25%, 03/15/46	1,035	778,223
4.30%, 03/15/45	1,004	771,097
4.40%, 03/01/32	660	636,716
4.45%, 04/15/42	746	596,051
4.50%, 07/01/40	3,363	2,870,064
4.50%, 12/15/41(a)	503	403,100
4.55%, 07/01/30	5,117	5,067,787
4.60%, 06/15/43	675	548,531
4.65%, 08/01/28	1,110	1,111,161
4.75%, 02/15/44(a)	1,817	1,504,988
4.95%, 07/01/50	5,411	4,480,373
5.00%, 06/04/28	840	852,000
5.25%, 03/01/52	1,005	856,531
5.45%, 06/15/27	940	954,094
5.55%, 05/15/29	1,760	1,809,564
5.70%, 03/01/35	1,640	1,662,326
5.80%, 05/15/34	1,715	1,753,644
5.90%, 06/15/32	1,071	1,113,790
5.90%, 10/01/54	825	771,435
6.00%, 08/15/35	1,310	1,354,897
6.10%, 01/15/29	1,395	1,455,662
6.15%, 01/15/33	1,450	1,523,327
6.15%, 03/01/55	915	885,397
6.40%, 06/15/33	1,580	1,678,287
6.70%, 04/01/53	935	965,918
6.75%, 01/15/53(a)	2,195	2,265,852
6.95%, 03/15/34	1,590	1,741,849
PacifiCorp
2.70%, 09/15/30	762	704,040
2.90%, 06/15/52	1,970	1,160,820
3.30%, 03/15/51	1,052	671,354
3.50%, 06/15/29	915	890,154
4.10%, 02/01/42	510	408,051
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.13%, 01/15/49	$1,167	$885,787
4.15%, 02/15/50	982	743,982
5.10%, 02/15/29	870	891,054
5.25%, 06/15/35	515	516,132
5.30%, 02/15/31(a)	1,120	1,161,887
5.35%, 12/01/53	1,935	1,730,666
5.45%, 02/15/34(a)	1,815	1,844,863
5.50%, 05/15/54	1,665	1,522,510
5.75%, 04/01/37	1,042	1,065,127
5.80%, 01/15/55	2,480	2,345,205
6.00%, 01/15/39(a)	956	985,592
6.10%, 08/01/36(a)	719	758,972
6.25%, 10/15/37	886	937,036
6.35%, 07/15/38	504	535,335
7.70%, 11/15/31	372	433,205
Palomino Funding Trust I, 7.23%, 05/17/28(b)	1,000	1,062,036
PECO Energy Co.
2.80%, 06/15/50	568	352,451
2.85%, 09/15/51	605	374,906
3.00%, 09/15/49	644	419,048
3.05%, 03/15/51	610	390,742
3.70%, 09/15/47	595	447,490
3.90%, 03/01/48	1,025	801,192
4.15%, 10/01/44	480	397,337
4.38%, 08/15/52	645	527,615
4.60%, 05/15/52	545	468,445
4.80%, 10/15/43(a)	470	420,306
4.90%, 06/15/33	810	823,618
5.25%, 09/15/54	1,060	995,827
5.95%, 10/01/36	285	305,423
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(b)	466	472,803
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(a)(b)	1,032	963,095
3.38%, 02/05/30(b)	420	401,743
3.88%, 07/17/29(a)(b)	1,075	1,052,659
4.00%, 06/30/50(b)	1,640	1,207,537
4.13%, 05/15/27(a)(b)	2,992	2,980,845
4.38%, 02/05/50(b)	810	639,890
4.88%, 07/17/49(b)	1,353	1,142,722
5.25%, 10/24/42(a)(b)	1,818	1,677,038
5.25%, 05/15/47(b)	795	717,231
5.38%, 01/25/29(a)(b)	1,070	1,100,836
5.45%, 05/21/28(b)	1,645	1,687,911
6.15%, 05/21/48(a)(b)	1,635	1,648,741
6.25%, 01/25/49(b)	884	903,831
Pinnacle West Capital Corp.
4.90%, 05/15/28	935	948,967
5.15%, 05/15/30	355	365,207
Potomac Electric Power Co.
4.15%, 03/15/43	1,033	858,678
5.20%, 03/15/34	925	947,453
5.50%, 03/15/54	425	408,842
6.50%, 11/15/37	788	879,178
7.90%, 12/15/38(a)	335	430,020
PPL Capital Funding Inc.
4.13%, 04/15/30	619	613,203
5.25%, 09/01/34	865	878,635
PPL Electric Utilities Corp.
3.00%, 10/01/49	629	409,778
Security	Par (000)	Value
Electric (continued)
3.95%, 06/01/47	$762	$602,587
4.13%, 06/15/44	530	444,073
4.15%, 10/01/45	731	606,859
4.15%, 06/15/48	639	516,016
4.75%, 07/15/43	325	293,035
4.85%, 02/15/34	820	825,671
5.00%, 05/15/33(a)	1,015	1,036,501
5.20%, 07/15/41(a)	210	203,136
5.25%, 05/15/53	1,400	1,326,547
5.55%, 08/15/55	1,600	1,563,386
6.25%, 05/15/39	620	680,283
Progress Energy Inc.
6.00%, 12/01/39	959	1,008,154
7.00%, 10/30/31	825	929,954
7.75%, 03/01/31	1,024	1,186,294
PSEG Power LLC, 5.20%, 05/15/30(a)(b)	350	360,118
Public Service Co. of Colorado
1.88%, 06/15/31	835	728,780
3.55%, 06/15/46(a)	415	299,197
3.60%, 09/15/42	698	536,172
3.70%, 06/15/28	413	410,328
3.80%, 06/15/47	1,093	817,785
3.95%, 03/15/43	385	303,119
4.05%, 09/15/49	575	438,763
4.10%, 06/01/32(a)	530	514,652
4.10%, 06/15/48	805	620,903
4.30%, 03/15/44	621	508,977
4.50%, 06/01/52	700	568,389
4.75%, 08/15/41	260	232,728
5.15%, 09/15/35	725	720,002
5.25%, 04/01/53	1,385	1,260,107
5.35%, 05/15/34	1,785	1,816,495
5.75%, 05/15/54	1,090	1,070,964
5.85%, 05/15/55	1,760	1,734,949
6.50%, 08/01/38	550	601,572
Series 17, 6.25%, 09/01/37	551	593,890
Series 34, 3.20%, 03/01/50	842	553,236
Series 35, 1.90%, 01/15/31(a)	832	733,013
Series 36, 2.70%, 01/15/51(a)	1,135	662,127
Public Service Co. of New Hampshire
3.60%, 07/01/49	640	472,161
4.40%, 07/01/28	610	616,381
5.15%, 01/15/53	525	484,484
5.35%, 10/01/33	1,070	1,114,333
Series V, 2.20%, 06/15/31(a)	553	493,321
Public Service Co. of Oklahoma
5.20%, 01/15/35	820	822,273
5.25%, 01/15/33	840	858,011
5.45%, 01/15/36	1,300	1,315,972
Series G, 6.63%, 11/15/37	405	442,904
Series J, 2.20%, 08/15/31(a)	915	803,770
Series K, 3.15%, 08/15/51	535	332,469
Public Service Electric & Gas Co.
1.90%, 08/15/31	795	692,919
2.05%, 08/01/50	776	409,470
2.25%, 09/15/26	690	677,178
2.45%, 01/15/30	945	880,974
2.70%, 05/01/50	810	495,025
3.00%, 05/15/27(a)	1,025	1,009,575
3.00%, 03/01/51	629	408,461
3.10%, 03/15/32	1,335	1,226,098

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.15%, 01/01/50	$595	$399,954
3.20%, 05/15/29	540	524,393
3.20%, 08/01/49	666	454,672
3.60%, 12/01/47	764	565,569
3.65%, 09/01/28	1,197	1,184,721
3.65%, 09/01/42	590	463,656
3.70%, 05/01/28	221	219,807
3.80%, 01/01/43	550	442,252
3.80%, 03/01/46	980	760,728
3.85%, 05/01/49	759	577,895
3.95%, 05/01/42	685	562,797
4.05%, 05/01/48	690	548,900
4.15%, 11/01/45(a)	450	363,683
4.65%, 03/15/33	965	963,984
4.85%, 08/01/34	910	912,483
4.90%, 12/15/32	741	753,883
5.05%, 03/01/35	380	384,925
5.13%, 03/15/53(a)	585	540,749
5.20%, 08/01/33	330	341,046
5.20%, 03/01/34	790	811,276
5.30%, 08/01/54	805	764,612
5.38%, 11/01/39(a)	400	407,086
5.45%, 08/01/53	670	651,164
5.45%, 03/01/54	775	754,611
5.50%, 03/01/40	525	534,985
5.70%, 12/01/36	200	211,305
5.80%, 05/01/37(a)	605	644,697
Series D, 5.25%, 07/01/35	40	41,009
Series I, 4.00%, 06/01/44(a)	450	356,979
Series K, 4.05%, 05/01/45(a)	465	371,045
Public Service Electric and Gas Co.
4.90%, 08/15/35	500	498,121
Series Q, 5.50%, 03/01/55(a)	920	898,407
Public Service Enterprise Group Inc.
1.60%, 08/15/30(a)	947	826,977
2.45%, 11/15/31	1,305	1,158,362
4.90%, 03/15/30	585	598,124
5.20%, 04/01/29	690	711,649
5.40%, 03/15/35	640	653,185
5.45%, 04/01/34(a)	885	909,566
5.85%, 11/15/27	1,120	1,160,641
5.88%, 10/15/28	1,115	1,167,324
6.13%, 10/15/33	750	804,296
Puget Energy Inc.
2.38%, 06/15/28	1,140	1,081,741
4.10%, 06/15/30	990	965,146
4.22%, 03/15/32	1,045	991,034
5.73%, 03/15/35	640	650,978
Puget Sound Energy Inc.
2.89%, 09/15/51	525	317,683
3.25%, 09/15/49	895	596,571
4.22%, 06/15/48	950	766,545
4.30%, 05/20/45	857	698,492
4.43%, 11/15/41	689	584,567
5.33%, 06/15/34	495	506,521
5.45%, 06/01/53	530	501,153
5.48%, 06/01/35(a)	425	434,323
5.64%, 04/15/41(a)	275	272,970
5.69%, 06/15/54	1,060	1,044,342
5.76%, 10/01/39	600	619,305
5.76%, 07/15/40(a)	585	590,136
Security	Par (000)	Value
Electric (continued)
5.80%, 03/15/40	$545	$560,736
6.27%, 03/15/37	465	503,483
6.72%, 06/15/36	235	259,037
7.02%, 12/01/27(a)	380	403,889
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	1,009	993,785
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	255	264,047
RWE Finance U.S. LLC
5.88%, 04/16/34(a)(b)	1,600	1,669,540
6.25%, 04/16/54(a)(b)	1,605	1,628,051
San Diego Gas & Electric Co.
3.70%, 03/15/52	1,025	732,787
3.95%, 11/15/41(a)	587	476,664
4.15%, 05/15/48	749	595,800
4.30%, 04/01/42(a)	456	382,913
4.50%, 08/15/40	1,074	975,294
4.95%, 08/15/28	1,415	1,452,250
5.35%, 05/15/35(a)	425	438,460
5.35%, 05/15/40	350	346,072
5.35%, 04/01/53	1,240	1,155,992
5.40%, 04/15/35	1,030	1,055,683
5.55%, 04/15/54	1,010	965,616
6.00%, 06/01/39	425	454,064
Series FFF, 6.13%, 09/15/37(a)	450	474,936
Series RRR, 3.75%, 06/01/47	792	591,116
Series TTT, 4.10%, 06/15/49	855	665,628
Series UUU, 3.32%, 04/15/50	797	536,585
Series VVV, 1.70%, 10/01/30	1,183	1,040,732
Series WWW, 2.95%, 08/15/51(a)	1,475	925,036
Series XXX, 3.00%, 03/15/32	860	781,650
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	1,330	1,262,330
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	1,846	1,827,195
Sempra
3.25%, 06/15/27	1,704	1,674,838
3.40%, 02/01/28	1,362	1,333,777
3.70%, 04/01/29	1,458	1,429,133
3.80%, 02/01/38	1,698	1,430,555
4.00%, 02/01/48	1,485	1,111,581
4.13%, 04/01/52, (5-year CMT + 2.868%)(d)	1,655	1,603,955
5.50%, 08/01/33(a)	1,325	1,361,088
6.00%, 10/15/39	1,189	1,214,187
6.40%, 10/01/54, (5-year CMT + 2.632%)(d)	1,290	1,273,314
6.55%, 04/01/55, (5-year CMT + 2.138%)(d)	1,020	1,004,541
6.63%, 04/01/55, (5-year CMT + 2.354%)(d)	590	591,636
6.88%, 10/01/54, (5-year CMT + 2.789%)(d)	520	527,667
Sierra Pacific Power Co.
5.90%, 03/15/54	625	620,830
Series P, 6.75%, 07/01/37(a)	365	405,198
Sociedad de Transmision Austral SA, 4.00%, 01/27/32(b)	260	244,871
Solar Star Funding LLC, 5.38%, 06/30/35(b)	843	870,539
Southern California Edison Co.
2.25%, 06/01/30	1,048	942,509
2.75%, 02/01/32(a)	842	739,653
2.85%, 08/01/29	896	843,307
3.45%, 02/01/52	1,065	692,343
3.65%, 02/01/50	2,027	1,395,463
3.90%, 12/01/41	530	406,784
4.00%, 04/01/47	2,958	2,199,315
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.05%, 03/15/42(a)	$1,075	$848,489
4.40%, 09/06/26	225	225,139
4.50%, 09/01/40	882	772,730
4.65%, 10/01/43	1,521	1,279,285
4.88%, 02/01/27(a)	875	882,366
5.15%, 06/01/29	950	969,636
5.20%, 06/01/34	1,190	1,183,849
5.25%, 03/15/30	1,605	1,642,209
5.30%, 03/01/28	1,235	1,262,305
5.45%, 06/01/31	1,320	1,365,485
5.45%, 03/01/35(a)	1,055	1,062,472
5.50%, 03/15/40	754	733,994
5.63%, 02/01/36(a)	613	616,354
5.65%, 10/01/28	830	859,346
5.70%, 03/01/53	760	700,075
5.75%, 04/15/54	950	889,074
5.85%, 11/01/27	1,245	1,282,591
5.88%, 12/01/53(a)	1,090	1,035,142
5.90%, 03/01/55(a)	975	931,038
5.95%, 11/01/32(a)	1,420	1,493,757
6.00%, 01/15/34	1,032	1,075,046
6.05%, 03/15/39	1,005	1,031,626
6.20%, 09/15/55(a)	1,205	1,197,339
6.65%, 04/01/29	1,345	1,414,416
Series 04-G, 5.75%, 04/01/35	760	782,817
Series 05-B, 5.55%, 01/15/36(a)	305	306,790
Series 05-E, 5.35%, 07/15/35	892	890,594
Series 06-E, 5.55%, 01/15/37	630	624,047
Series 08-A, 5.95%, 02/01/38	925	945,633
Series 13-A, 3.90%, 03/15/43(a)	625	479,010
Series 20A, 2.95%, 02/01/51	1,415	856,524
Series A, 4.20%, 03/01/29(a)	898	890,315
Series B, 3.65%, 03/01/28(a)	700	688,617
Series B, 4.88%, 03/01/49	1,002	834,440
Series C, 3.60%, 02/01/45	689	493,886
Series C, 4.13%, 03/01/48	2,050	1,548,110
Series D, 4.70%, 06/01/27	1,175	1,181,350
Series E, 5.45%, 06/01/52	586	521,167
Series G, 2.50%, 06/01/31	756	668,876
Series H, 3.65%, 06/01/51	825	561,126
Southern Co. (The)
4.25%, 07/01/36	849	781,392
4.40%, 07/01/46	3,480	2,890,870
4.85%, 06/15/28	1,495	1,524,924
4.85%, 03/15/35	1,270	1,246,940
5.11%, 08/01/27	1,105	1,126,214
5.20%, 06/15/33	1,480	1,511,905
5.50%, 03/15/29	1,775	1,850,327
5.70%, 10/15/32	825	869,672
5.70%, 03/15/34	1,870	1,958,208
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.069%)(a)(d)	750	784,751
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(d)	1,440	1,418,266
Series 21-B, 1.75%, 03/15/28	647	610,746
Series A, 3.70%, 04/30/30	1,885	1,839,684
Southern Power Co.
5.15%, 09/15/41	878	829,733
5.25%, 07/15/43	521	490,917
Series F, 4.95%, 12/15/46(a)	658	577,423
Security	Par (000)	Value
Electric (continued)
Southwestern Electric Power Co.
3.25%, 11/01/51	$1,130	$728,535
5.30%, 04/01/33	785	797,477
6.20%, 03/15/40	745	775,460
Series J, 3.90%, 04/01/45	724	547,715
Series K, 2.75%, 10/01/26	731	718,766
Series L, 3.85%, 02/01/48	719	522,928
Series M, 4.10%, 09/15/28	1,278	1,275,691
Southwestern Public Service Co.
3.40%, 08/15/46	620	428,043
3.70%, 08/15/47	682	497,817
3.75%, 06/15/49	542	389,934
4.50%, 08/15/41	770	675,140
5.30%, 05/15/35	835	842,129
6.00%, 10/01/36	406	412,443
6.00%, 06/01/54	894	894,430
Series 6, 4.40%, 11/15/48	668	532,810
Series 8, 3.15%, 05/01/50	940	604,746
SP Group Treasury Pte Ltd.
3.38%, 02/27/29(a)(b)	1,021	1,000,147
4.63%, 11/21/29(b)	295	302,172
SP PowerAssets Ltd., 3.00%, 09/26/27(a)(b)	650	637,333
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	865	826,169
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(b)	150	140,019
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)(b)	945	933,889
State Grid Overseas Investment BVI Ltd.
3.50%, 05/04/27(a)(b)	4,035	4,010,794
4.00%, 05/04/47(a)(b)	707	618,902
4.25%, 05/02/28(a)(b)	905	912,118
System Energy Resources Inc.
5.30%, 12/15/34	880	876,791
6.00%, 04/15/28	395	411,496
Tampa Electric Co.
2.40%, 03/15/31	901	816,673
3.45%, 03/15/51	699	483,459
3.63%, 06/15/50	685	488,203
4.10%, 06/15/42	435	363,695
4.20%, 05/15/45(a)	510	424,282
4.30%, 06/15/48	422	343,472
4.35%, 05/15/44	487	412,267
4.45%, 06/15/49	653	537,095
4.90%, 03/01/29	1,085	1,110,624
5.00%, 07/15/52	431	379,962
5.15%, 03/01/35	855	861,872
6.15%, 05/15/37	360	381,058
6.55%, 05/15/36(a)	335	368,744
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(b)	620	595,781
Toledo Edison Co. (The), 6.15%, 05/15/37	447	483,755
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(b)	1,205	1,234,476
Transelec SA, 3.88%, 01/12/29(b)	100	97,769
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44(a)	420	339,069
6.00%, 06/15/40(b)	932	947,747
Tucson Electric Power Co.
1.50%, 08/01/30	1,087	946,139

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.25%, 05/15/32(a)	$600	$550,916
3.25%, 05/01/51	476	308,290
4.00%, 06/15/50	1,002	752,499
4.85%, 12/01/48	551	478,246
5.20%, 09/15/34	560	565,455
5.50%, 04/15/53(a)	730	686,901
5.90%, 04/15/55(a)	650	641,900
Union Electric Co.
2.15%, 03/15/32	945	817,570
2.63%, 03/15/51	1,000	591,560
2.95%, 06/15/27(a)	876	861,506
2.95%, 03/15/30	715	680,762
3.25%, 10/01/49	545	364,202
3.50%, 03/15/29	1,076	1,054,944
3.65%, 04/15/45	957	733,624
3.90%, 09/15/42	580	470,061
3.90%, 04/01/52	915	691,550
4.00%, 04/01/48	712	558,053
5.13%, 03/15/55	740	674,795
5.20%, 04/01/34	945	967,545
5.25%, 04/15/35	810	827,300
5.25%, 01/15/54	650	597,725
5.30%, 08/01/37	485	491,015
5.45%, 03/15/53	785	750,493
8.45%, 03/15/39	530	684,060
Virginia Electric & Power Co.
2.30%, 11/15/31	830	732,921
2.40%, 03/30/32(a)	895	785,621
2.45%, 12/15/50	1,469	824,947
2.95%, 11/15/51(a)	1,815	1,130,705
3.30%, 12/01/49	882	591,078
4.00%, 01/15/43	915	739,879
4.45%, 02/15/44	965	822,284
4.60%, 12/01/48	910	773,902
5.00%, 04/01/33	1,200	1,216,809
5.00%, 01/15/34	755	758,553
5.05%, 08/15/34	1,085	1,094,532
5.15%, 03/15/35	1,025	1,033,239
5.30%, 08/15/33	820	843,581
5.35%, 01/15/54	850	792,027
5.45%, 04/01/53	1,270	1,202,141
5.55%, 08/15/54	985	948,765
5.65%, 03/15/55(a)	950	929,446
5.70%, 08/15/53	995	975,701
6.35%, 11/30/37	937	1,019,581
8.88%, 11/15/38	983	1,306,290
Series A, 2.88%, 07/15/29	1,010	966,760
Series A, 3.50%, 03/15/27(a)	1,135	1,126,159
Series A, 3.80%, 04/01/28	1,390	1,386,032
Series A, 6.00%, 05/15/37	975	1,037,995
Series B, 2.95%, 11/15/26(a)	667	657,474
Series B, 3.75%, 05/15/27	963	958,195
Series B, 3.80%, 09/15/47(a)	1,227	926,659
Series B, 4.20%, 05/15/45	550	450,082
Series B, 6.00%, 01/15/36	789	838,522
Series C, 4.00%, 11/15/46	848	664,830
Series C, 4.63%, 05/15/52	1,055	883,615
Series D, 4.65%, 08/15/43	955	842,005
Vistra Operations Co. LLC
3.70%, 01/30/27(b)	1,351	1,338,043
4.30%, 07/15/29(b)	1,394	1,380,229
Security	Par (000)	Value
Electric (continued)
5.05%, 12/30/26(b)	$150	$151,105
5.70%, 12/30/34(b)	1,225	1,248,896
6.00%, 04/15/34(b)	605	630,290
6.95%, 10/15/33(b)	1,750	1,932,425
WEC Energy Group Inc.
1.38%, 10/15/27	999	945,733
1.80%, 10/15/30	321	284,402
2.20%, 12/15/28	715	671,952
4.75%, 01/15/28	875	888,418
5.15%, 10/01/27	640	651,844
5.60%, 09/12/26	363	367,503
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	475	447,363
3.65%, 12/15/42(a)	405	312,043
4.25%, 06/01/44	455	376,118
4.30%, 12/15/45	245	200,578
4.30%, 10/15/48(a)	630	520,042
4.60%, 10/01/34	620	611,530
4.75%, 09/30/32(a)	835	851,527
5.00%, 05/15/29	495	510,263
5.05%, 10/01/54(a)	625	564,266
5.63%, 05/15/33	362	386,646
5.70%, 12/01/36	520	559,849
Wisconsin Power and Light Co.
1.95%, 09/16/31(a)	640	555,595
3.00%, 07/01/29	562	538,144
3.05%, 10/15/27	855	835,550
3.65%, 04/01/50	475	336,375
3.95%, 09/01/32	1,025	981,647
4.10%, 10/15/44	275	217,031
4.95%, 04/01/33	1,010	1,018,733
5.38%, 03/30/34	630	650,580
6.38%, 08/15/37	485	532,768
7.60%, 10/01/38(a)	395	468,759
Wisconsin Public Service Corp.
2.85%, 12/01/51	1,100	671,875
3.30%, 09/01/49	715	485,421
3.67%, 12/01/42	607	476,094
4.55%, 12/01/29	425	432,609
4.75%, 11/01/44	894	797,972
Xcel Energy Inc.
1.75%, 03/15/27	895	862,722
2.35%, 11/15/31	420	369,290
2.60%, 12/01/29	920	857,963
3.35%, 12/01/26	822	812,655
3.40%, 06/01/30	1,265	1,211,378
3.50%, 12/01/49	660	450,385
4.00%, 06/15/28(a)	1,074	1,072,060
4.60%, 06/01/32	1,025	1,009,274
4.75%, 03/21/28	695	703,586
4.80%, 09/15/41(a)	513	456,943
5.45%, 08/15/33	1,450	1,481,808
5.50%, 03/15/34	1,545	1,580,156
5.60%, 04/15/35	805	822,898
6.50%, 07/01/36	465	506,132
		1,298,277,881
Electrical Components & Equipment — 0.1%
ABB Finance USA Inc.
3.80%, 04/03/28(a)	676	677,719
4.38%, 05/08/42(a)	770	681,150
Acuity Brands Lighting Inc., 2.15%, 12/15/30	839	749,856
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment (continued)
Emerson Electric Co.
0.88%, 10/15/26	$1,261	$1,218,953
1.80%, 10/15/27	949	908,971
1.95%, 10/15/30	1,145	1,032,952
2.00%, 12/21/28	1,420	1,336,278
2.20%, 12/21/31	1,425	1,265,467
2.75%, 10/15/50	841	527,385
2.80%, 12/21/51	1,755	1,099,510
5.00%, 03/15/35(a)	775	789,344
5.25%, 11/15/39	635	643,225
6.00%, 08/15/32(a)	495	541,038
6.13%, 04/15/39(a)	230	251,352
Molex Electronic Technologies LLC
4.75%, 04/30/28(a)(b)	750	757,942
5.25%, 04/30/32(b)	705	715,707
		13,196,849
Electronics — 0.5%
Allegion PLC, 3.50%, 10/01/29	1,183	1,144,461
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	875	861,345
5.41%, 07/01/32(a)	674	698,329
5.60%, 05/29/34	635	653,512
Amphenol Corp.
2.20%, 09/15/31	1,190	1,053,014
2.80%, 02/15/30	1,762	1,666,609
4.35%, 06/01/29	1,195	1,206,046
4.38%, 06/12/28	905	913,645
5.00%, 01/15/35(a)	1,450	1,462,411
5.05%, 04/05/27	940	954,247
5.05%, 04/05/29(a)	1,000	1,031,144
5.25%, 04/05/34	855	883,575
5.38%, 11/15/54(a)	805	781,487
Arrow Electronics Inc.
2.95%, 02/15/32	1,101	972,117
3.88%, 01/12/28	1,155	1,139,982
5.15%, 08/21/29(a)	1,040	1,063,832
5.88%, 04/10/34	795	824,436
Avnet Inc.
3.00%, 05/15/31	685	620,266
5.50%, 06/01/32	535	541,179
6.25%, 03/15/28	1,030	1,072,572
Flex Ltd.
4.88%, 06/15/29	1,368	1,383,202
4.88%, 05/12/30	1,319	1,333,229
5.25%, 01/15/32	750	765,397
6.00%, 01/15/28	1,170	1,211,559
Fortive Corp., 4.30%, 06/15/46	1,026	835,440
Honeywell International Inc.
1.10%, 03/01/27	1,580	1,511,635
1.75%, 09/01/31	2,585	2,226,279
1.95%, 06/01/30	1,600	1,446,715
2.50%, 11/01/26	2,331	2,289,723
2.70%, 08/15/29	1,400	1,331,345
2.80%, 06/01/50	1,399	874,881
3.81%, 11/21/47	860	655,569
4.25%, 01/15/29	1,585	1,595,130
4.50%, 01/15/34	1,165	1,143,027
4.65%, 07/30/27	1,860	1,882,602
4.70%, 02/01/30	1,880	1,915,767
4.75%, 02/01/32	895	908,668
4.88%, 09/01/29	1,175	1,210,182
Security	Par (000)	Value
Electronics (continued)
4.95%, 02/15/28	$1,315	$1,345,645
4.95%, 09/01/31	935	964,048
5.00%, 02/15/33	1,910	1,948,073
5.00%, 03/01/35	2,230	2,245,071
5.25%, 03/01/54	2,790	2,594,607
5.35%, 03/01/64	1,005	936,088
5.38%, 03/01/41	647	656,675
5.70%, 03/15/36	860	907,689
5.70%, 03/15/37	870	914,026
Hubbell Inc.
2.30%, 03/15/31	502	449,469
3.15%, 08/15/27	750	735,034
3.50%, 02/15/28	803	790,330
Jabil Inc.
3.00%, 01/15/31(a)	902	827,912
3.60%, 01/15/30	1,017	977,086
3.95%, 01/12/28	1,290	1,278,984
4.25%, 05/15/27	1,225	1,225,146
5.45%, 02/01/29	790	811,961
Keysight Technologies Inc.
3.00%, 10/30/29	1,295	1,229,442
4.60%, 04/06/27	1,252	1,257,733
4.95%, 10/15/34	540	535,734
5.35%, 07/30/30	775	805,195
TD SYNNEX Corp.
2.38%, 08/09/28	1,268	1,201,750
2.65%, 08/09/31	1,144	1,019,069
6.10%, 04/12/34	715	749,077
Trimble Inc.
4.90%, 06/15/28	1,331	1,350,211
6.10%, 03/15/33	755	802,705
Tyco Electronics Group SA
2.50%, 02/04/32	1,215	1,079,501
3.13%, 08/15/27	1,161	1,140,229
4.50%, 02/09/31	680	685,446
4.63%, 02/01/30	760	773,936
5.00%, 05/09/35	430	428,270
7.13%, 10/01/37	865	1,011,274
Vontier Corp.
2.40%, 04/01/28	871	827,835
2.95%, 04/01/31(a)	1,282	1,164,690
		79,734,500
Energy - Alternate Sources — 0.0%
Continental Wind LLC, 6.00%, 02/28/33(b)	51	52,167
Hanwha Energy USA Holdings Corp., 4.38%, 07/02/28(b)	35	35,240
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	678	562,652
		650,059
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(a)(b)	790	632,316
5.13%, 08/11/61(a)(b)	2,492	1,896,412
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	525	410,157
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(a)(b)	935	1,008,571
Jacobs Engineering Group Inc.
5.90%, 03/01/33	880	920,464
6.35%, 08/18/28	1,300	1,370,570

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(b)	$585	$395,774
MasTec Inc.
4.50%, 08/15/28(b)	1,130	1,123,095
5.90%, 06/15/29	775	809,512
Mexico City Airport Trust
3.88%, 04/30/28(b)	904	881,246
4.25%, 10/31/26(b)	1,445	1,436,778
5.50%, 10/31/46(a)(b)	1,422	1,205,808
5.50%, 07/31/47(b)	2,951	2,494,923
Sitios Latinoamerica SAB de CV
5.38%, 04/04/32(b)	1,680	1,653,258
6.00%, 11/25/29(b)	160	164,892
Ste Transcore Holdings Inc.
3.38%, 05/05/27(b)	250	247,424
3.75%, 05/05/32(b)	150	144,396
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(b)	170	153,138
Vinci SA, 3.75%, 04/10/29(b)	1,990	1,953,752
		18,902,486
Entertainment — 0.0%
Flutter Treasury DAC, 5.88%, 06/04/31(b)	30	30,546
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29(b)	445	460,991
Genm Capital Labuan Ltd., 3.88%, 04/19/31(b)	830	762,596
WMG Acquisition Corp.
3.00%, 02/15/31(a)(b)	645	594,532
3.75%, 12/01/29(b)	270	256,226
3.88%, 07/15/30(b)	875	831,432
		2,936,323
Environmental Control — 0.4%
GFL Environmental Inc., 3.50%, 09/01/28(a)(b)	175	169,502
Nature Conservancy (The), Series A, 3.96%, 03/01/52(a)	445	343,669
Republic Services Inc.
1.45%, 02/15/31	1,760	1,515,181
1.75%, 02/15/32	1,279	1,087,154
2.30%, 03/01/30(a)	1,301	1,202,727
2.38%, 03/15/33(a)	1,105	952,667
3.05%, 03/01/50(a)	903	603,924
3.38%, 11/15/27	1,073	1,060,704
3.95%, 05/15/28	1,643	1,642,433
4.75%, 07/15/30(a)	840	862,322
4.88%, 04/01/29	1,405	1,440,757
5.00%, 11/15/29	780	806,152
5.00%, 12/15/33	965	987,817
5.00%, 04/01/34	1,245	1,267,050
5.15%, 03/15/35	850	867,756
5.20%, 11/15/34	800	820,858
5.70%, 05/15/41(a)	540	555,418
6.20%, 03/01/40	782	852,488
Veralto Corp.
5.35%, 09/18/28	1,325	1,368,252
5.45%, 09/18/33	920	950,302
5.50%, 09/18/26	1,125	1,136,655
Waste Connections Inc.
2.20%, 01/15/32	850	742,133
2.60%, 02/01/30	1,117	1,049,990
2.95%, 01/15/52	1,565	985,461
3.05%, 04/01/50	835	544,869
Security	Par (000)	Value
Environmental Control (continued)
3.20%, 06/01/32(a)	$844	$778,143
3.50%, 05/01/29(a)	993	977,256
4.20%, 01/15/33	1,067	1,036,904
4.25%, 12/01/28	1,021	1,028,428
5.00%, 03/01/34	1,080	1,095,959
5.25%, 09/01/35	735	751,526
Waste Management Inc.
1.15%, 03/15/28(a)	915	854,335
1.50%, 03/15/31(a)	1,462	1,264,862
2.00%, 06/01/29(a)	805	748,533
2.50%, 11/15/50	920	539,775
2.95%, 06/01/41	940	694,494
3.15%, 11/15/27	1,713	1,684,074
3.88%, 01/15/29	945	937,602
3.90%, 03/01/35	1,028	945,265
4.10%, 03/01/45	580	482,354
4.15%, 04/15/32(a)	1,575	1,549,365
4.15%, 07/15/49	1,081	879,562
4.50%, 03/15/28(a)	1,475	1,493,310
4.63%, 02/15/30	1,510	1,537,906
4.63%, 02/15/33(a)	865	869,776
4.65%, 03/15/30	1,955	1,993,718
4.80%, 03/15/32(a)	1,030	1,050,776
4.88%, 02/15/29(a)	2,170	2,231,855
4.88%, 02/15/34	1,610	1,635,259
4.95%, 07/03/27	1,090	1,109,326
4.95%, 07/03/31	1,440	1,489,868
4.95%, 03/15/35	2,370	2,381,852
5.35%, 10/15/54(a)	1,860	1,781,869
7.00%, 07/15/28	810	873,607
		58,513,800
Food — 2.0%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,265	1,379,098
Alfa SAB de CV, 6.88%, 03/25/44(b)	755	823,010
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(a)(b)	1,132	829,382
5.38%, 01/09/36(b)	1,560	1,574,024
6.05%, 01/15/29(b)	1,210	1,269,472
6.40%, 01/15/34(b)	925	1,001,290
Cencosud SA
4.38%, 07/17/27(b)	1,145	1,140,973
5.95%, 05/28/31(b)	235	244,797
6.63%, 02/12/45(b)	380	393,965
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(a)(b)	1,450	1,343,679
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(b)	1,240	1,124,828
Conagra Brands Inc.
1.38%, 11/01/27	1,725	1,617,605
4.85%, 11/01/28	2,323	2,348,047
5.00%, 08/01/30	1,030	1,038,673
5.30%, 10/01/26	875	883,099
5.30%, 11/01/38	1,874	1,768,798
5.40%, 11/01/48(a)	1,850	1,628,200
5.75%, 08/01/35(a)	805	808,913
7.00%, 10/01/28	1,325	1,414,605
7.13%, 10/01/26	385	395,034
8.25%, 09/15/30	682	787,867
Danone SA, 2.95%, 11/02/26(b)	3,060	3,016,322
Flowers Foods Inc.
2.40%, 03/15/31	1,078	950,279
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
3.50%, 10/01/26	$590	$583,124
5.75%, 03/15/35(a)	825	840,287
6.20%, 03/15/55	555	536,637
General Mills Inc.
2.25%, 10/14/31(a)	800	703,193
2.88%, 04/15/30(a)	1,463	1,376,497
3.00%, 02/01/51(a)	1,170	736,775
3.20%, 02/10/27	1,180	1,164,052
4.15%, 02/15/43(a)	670	547,397
4.20%, 04/17/28(a)	2,370	2,371,878
4.55%, 04/17/38	751	695,991
4.70%, 01/30/27	630	633,792
4.70%, 04/17/48(a)	820	705,652
4.88%, 01/30/30	1,645	1,681,949
4.95%, 03/29/33(a)	1,635	1,646,084
5.25%, 01/30/35(a)	1,290	1,296,947
5.40%, 06/15/40(a)	825	809,274
5.50%, 10/17/28	1,155	1,200,605
Gruma SAB de CV
5.39%, 12/09/34(b)	170	173,675
5.76%, 12/09/54(b)	365	358,978
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	1,150	849,380
4.70%, 11/10/47(b)	878	730,891
4.88%, 06/27/44(a)(b)	575	504,014
Hershey Co. (The)
1.70%, 06/01/30	1,095	980,566
2.45%, 11/15/29	690	646,812
2.65%, 06/01/50	617	369,641
3.13%, 11/15/49	869	579,624
3.38%, 08/15/46	705	510,173
4.25%, 05/04/28	840	847,841
4.50%, 05/04/33(a)	570	568,580
4.55%, 02/24/28	1,070	1,087,402
4.75%, 02/24/30	1,075	1,103,185
4.95%, 02/24/32	1,205	1,239,203
5.10%, 02/24/35	915	933,363
Hormel Foods Corp.
1.70%, 06/03/28	1,550	1,456,340
1.80%, 06/11/30	2,211	1,980,249
3.05%, 06/03/51	1,270	817,050
4.80%, 03/30/27	730	737,806
Ingredion Inc.
2.90%, 06/01/30	1,235	1,155,725
3.20%, 10/01/26	873	863,412
3.90%, 06/01/50	629	452,299
6.63%, 04/15/37	434	477,336
J.M. Smucker Co. (The)
2.13%, 03/15/32	505	428,319
2.38%, 03/15/30	1,059	974,999
3.38%, 12/15/27(a)	1,162	1,145,071
4.25%, 03/15/35	1,070	995,135
4.38%, 03/15/45	1,155	946,610
5.90%, 11/15/28(a)	1,535	1,611,373
6.20%, 11/15/33	1,600	1,720,282
6.50%, 11/15/43	1,075	1,140,956
6.50%, 11/15/53(a)	1,765	1,876,933
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.
5.50%, 01/15/36(b)	1,540	1,545,081
6.25%, 03/01/56(b)	2,030	2,000,469
Security	Par (000)	Value
Food (continued)
6.38%, 04/15/66(b)	$2,025	$1,996,252
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 02/02/29(a)	1,090	1,042,587
3.00%, 05/15/32	1,577	1,396,561
3.63%, 01/15/32	1,090	1,004,617
3.75%, 12/01/31	1,110	1,043,307
4.38%, 02/02/52	1,710	1,303,138
5.75%, 04/01/33	2,458	2,546,267
6.50%, 12/01/52	2,590	2,643,069
6.75%, 03/15/34	2,495	2,736,114
7.25%, 11/15/53	1,640	1,820,819
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(a)(b)	1,370	1,376,840
Kellanova
2.10%, 06/01/30	972	881,516
3.40%, 11/15/27	1,089	1,074,126
4.30%, 05/15/28	1,310	1,318,229
4.50%, 04/01/46	1,138	972,221
5.25%, 03/01/33	455	468,067
5.75%, 05/16/54(a)	545	532,223
Series B, 7.45%, 04/01/31	1,080	1,238,499
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	670	690,816
Kraft Heinz Foods Co.
3.75%, 04/01/30	1,425	1,382,640
3.88%, 05/15/27	2,280	2,265,184
4.25%, 03/01/31	905	891,451
4.38%, 06/01/46	4,400	3,503,805
4.63%, 01/30/29(a)	915	923,559
4.63%, 10/01/39	740	657,169
4.88%, 10/01/49	2,400	2,003,798
5.00%, 07/15/35	1,270	1,243,908
5.00%, 06/04/42	2,480	2,218,296
5.20%, 03/15/32(a)	970	990,783
5.20%, 07/15/45	2,980	2,654,830
5.40%, 03/15/35(a)	870	875,155
5.50%, 06/01/50	1,295	1,171,611
6.50%, 02/09/40	1,065	1,123,629
6.75%, 03/15/32(a)	760	838,972
6.88%, 01/26/39	1,400	1,523,283
7.13%, 08/01/39(a)(b)	1,315	1,459,319
Kroger Co. (The)
1.70%, 01/15/31	805	701,624
2.20%, 05/01/30(a)	1,625	1,486,664
2.65%, 10/15/26	1,122	1,103,376
3.70%, 08/01/27	1,302	1,292,653
3.88%, 10/15/46	930	706,880
3.95%, 01/15/50	1,222	913,692
4.45%, 02/01/47	1,795	1,485,704
4.50%, 01/15/29(a)	1,454	1,471,970
4.65%, 01/15/48	855	719,125
5.00%, 09/15/34	3,445	3,433,571
5.00%, 04/15/42(a)	717	658,195
5.15%, 08/01/43(a)	696	643,208
5.40%, 07/15/40	533	523,810
5.40%, 01/15/49	1,131	1,056,138
5.50%, 09/15/54	3,150	2,949,493
5.65%, 09/15/64	1,870	1,754,352
6.90%, 04/15/38	962	1,079,616
7.50%, 04/01/31	740	849,756

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
8.00%, 09/15/29(a)	$594	$669,170
Series B, 7.70%, 06/01/29	550	615,693
Mars Inc.
1.63%, 07/16/32(a)(b)	1,045	875,519
2.38%, 07/16/40(b)	1,496	1,050,339
2.45%, 07/16/50(a)(b)	660	369,958
3.20%, 04/01/30(a)(b)	1,700	1,625,427
3.60%, 04/01/34(b)	1,176	1,066,237
3.88%, 04/01/39(a)(b)	1,565	1,354,452
3.95%, 04/01/44(a)(b)	605	494,593
3.95%, 04/01/49(b)	1,197	934,989
4.13%, 04/01/54(b)	738	569,541
4.20%, 04/01/59(a)(b)	921	697,317
4.45%, 03/01/27(b)	1,825	1,836,007
4.55%, 04/20/28(b)	1,735	1,756,935
4.60%, 03/01/28(a)(b)	5,390	5,457,136
4.65%, 04/20/31(b)	1,145	1,163,752
4.75%, 04/20/33(b)	1,875	1,864,476
4.80%, 03/01/30(b)	6,415	6,537,582
5.00%, 03/01/32(b)	3,165	3,230,397
5.20%, 03/01/35(a)(b)	7,805	7,877,358
5.65%, 05/01/45(a)(b)	4,960	4,889,625
5.70%, 05/01/55(b)	7,755	7,562,284
5.80%, 05/01/65(b)	1,780	1,746,650
McCormick & Co. Inc./MD
1.85%, 02/15/31(a)	1,137	993,475
2.50%, 04/15/30	1,042	961,685
3.40%, 08/15/27	1,581	1,560,830
4.20%, 08/15/47	665	529,561
4.70%, 10/15/34	905	878,718
4.95%, 04/15/33	740	745,769
Mondelez International Holdings Netherlands BV, 1.25%, 09/24/26(b)	580	562,193
Mondelez International Inc.
1.50%, 02/04/31	965	833,910
1.88%, 10/15/32(a)	912	771,075
2.63%, 03/17/27	1,110	1,085,045
2.63%, 09/04/50(a)	2,127	1,247,122
2.75%, 04/13/30(a)	1,557	1,457,748
3.00%, 03/17/32	865	788,539
4.13%, 05/07/28	360	360,622
4.25%, 05/06/28	730	732,364
4.50%, 05/06/30	440	443,131
4.75%, 02/20/29	885	905,330
4.75%, 08/28/34(a)	760	753,774
5.13%, 05/06/35(a)	605	612,405
6.50%, 11/01/31(a)	310	342,995
Nestle Capital Corp.
4.65%, 03/12/29(a)(b)	1,055	1,078,298
4.75%, 03/12/31(b)	890	914,796
4.88%, 03/12/34(b)	1,090	1,106,182
5.10%, 03/12/54(a)(b)	630	591,956
Nestle Holdings Inc.
1.00%, 09/15/27(b)	1,825	1,722,500
1.15%, 01/14/27(a)(b)	788	759,684
1.25%, 09/15/30(b)	1,880	1,641,294
1.50%, 09/14/28(b)	1,695	1,581,239
1.88%, 09/14/31(a)(b)	1,878	1,649,215
2.50%, 09/14/41(a)(b)	1,022	705,815
2.63%, 09/14/51(a)(b)	1,175	710,620
3.63%, 09/24/28(a)(b)	2,529	2,507,597
Security	Par (000)	Value
Food (continued)
3.90%, 09/24/38(b)	$2,099	$1,880,160
4.00%, 09/24/48(a)(b)	3,319	2,658,117
4.13%, 10/01/27(a)(b)	1,020	1,024,655
4.25%, 10/01/29(a)(b)	930	939,489
4.30%, 10/01/32(a)(b)	1,695	1,682,130
4.70%, 01/15/53(a)(b)	1,760	1,547,996
4.85%, 03/14/33(b)	1,745	1,780,514
4.95%, 03/14/30(a)(b)	1,285	1,323,298
5.00%, 03/14/28(a)(b)	1,965	2,015,324
5.00%, 09/12/28(b)	1,140	1,173,067
5.00%, 09/12/30(b)	1,095	1,136,146
5.00%, 09/12/33(a)(b)	540	558,456
Sigma Finance Netherlands BV, 4.88%, 03/27/28(b)	235	236,257
Smithfield Foods Inc.
2.63%, 09/13/31(a)(b)	1,152	1,007,580
3.00%, 10/15/30(b)	605	553,069
4.25%, 02/01/27(b)	992	982,971
5.20%, 04/01/29(a)(b)	996	1,009,141
Sysco Corp.
2.40%, 02/15/30(a)	880	813,084
2.45%, 12/14/31	890	790,783
3.15%, 12/14/51	1,450	929,696
3.25%, 07/15/27	1,516	1,495,289
3.30%, 02/15/50(a)	985	660,437
4.45%, 03/15/48(a)	945	781,820
4.50%, 04/01/46	802	671,348
4.85%, 10/01/45	745	660,401
5.10%, 09/23/30	985	1,015,630
5.38%, 09/21/35	745	757,309
5.40%, 03/23/35	945	964,096
5.75%, 01/17/29	835	875,122
5.95%, 04/01/30	1,677	1,783,684
6.00%, 01/17/34(a)	640	689,333
6.60%, 04/01/40	755	832,726
6.60%, 04/01/50	2,001	2,156,656
Tesco PLC, 6.15%, 11/15/37(a)(b)	750	775,974
The Campbell's Co.
2.38%, 04/24/30	2,030	1,853,900
3.13%, 04/24/50	943	602,310
4.15%, 03/15/28	1,820	1,819,991
4.75%, 03/23/35	945	904,878
4.80%, 03/15/48	1,330	1,144,007
5.20%, 03/19/27(a)	840	852,772
5.20%, 03/21/29	1,415	1,453,112
5.25%, 10/13/54(a)	715	643,708
5.40%, 03/21/34	1,280	1,299,384
Tyson Foods Inc.
3.55%, 06/02/27	2,237	2,213,406
4.35%, 03/01/29(a)	2,511	2,511,921
4.55%, 06/02/47	1,461	1,219,735
4.88%, 08/15/34	1,031	1,013,218
5.10%, 09/28/48	2,685	2,408,784
5.15%, 08/15/44	844	771,457
5.40%, 03/15/29	1,240	1,284,731
5.70%, 03/15/34(a)	1,215	1,266,028
		300,969,378
Food Service — 0.0%
Sodexo Inc.
2.72%, 04/16/31(b)	1,448	1,289,781
5.15%, 08/15/30(a)(b)	840	862,264
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Service (continued)
5.80%, 08/15/35(b)	$285	$295,298
		2,447,343
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27(a)	1,085	1,066,755
4.20%, 01/29/30(a)(b)	685	653,767
4.25%, 04/30/29(a)(b)	927	898,599
5.15%, 01/29/50(a)(b)	690	583,939
5.50%, 11/02/47	741	660,461
5.50%, 04/30/49(a)(b)	820	733,301
Georgia-Pacific LLC
2.10%, 04/30/27(b)	789	765,330
2.30%, 04/30/30(b)	1,094	1,007,322
4.40%, 06/30/28(b)	720	726,459
4.95%, 06/30/32(a)(b)	870	886,696
7.25%, 06/01/28	1,068	1,153,088
7.75%, 11/15/29(a)	1,245	1,415,371
8.88%, 05/15/31	422	513,581
International Paper Co.
4.35%, 08/15/48(a)	1,200	962,350
4.40%, 08/15/47	1,162	944,645
4.80%, 06/15/44	1,230	1,075,957
5.00%, 09/15/35(a)	830	824,588
5.15%, 05/15/46(a)	820	737,871
6.00%, 11/15/41	1,046	1,064,773
7.30%, 11/15/39	765	880,185
Inversiones CMPC SA
3.00%, 04/06/31(b)	1,007	896,085
3.85%, 01/13/30(b)	940	901,380
4.38%, 04/04/27(b)	360	358,347
6.13%, 06/23/33(b)	900	931,947
6.13%, 02/26/34(a)(b)	505	523,967
Suzano Austria GmbH
2.50%, 09/15/28	1,090	1,018,322
3.13%, 01/15/32(a)	1,540	1,363,179
3.75%, 01/15/31	1,930	1,812,302
5.00%, 01/15/30	1,554	1,551,161
6.00%, 01/15/29	2,602	2,677,200
7.00%, 03/16/47(a)(b)	1,832	1,999,245
Suzano International Finance BV, 5.50%, 01/17/27	1,892	1,913,217
UPM-Kymmene OYJ, 7.45%, 11/26/27(a)(b)	135	142,904
		33,644,294
Gas — 0.7%
APA Infrastructure Ltd.
4.25%, 07/15/27(a)(b)	956	955,287
5.00%, 03/23/35(a)(b)	440	431,230
5.13%, 09/16/34(a)(b)	875	876,922
5.75%, 09/16/44(a)(b)	360	350,451
Atmos Energy Corp.
1.50%, 01/15/31	1,015	877,664
2.63%, 09/15/29(a)	805	760,490
2.85%, 02/15/52	1,015	619,598
3.00%, 06/15/27	940	925,443
3.38%, 09/15/49	1,037	715,806
4.13%, 10/15/44	1,269	1,054,470
4.13%, 03/15/49	938	740,653
4.15%, 01/15/43	865	727,357
4.30%, 10/01/48	957	790,039
5.00%, 12/15/54(a)	540	486,286
Security	Par (000)	Value
Gas (continued)
5.45%, 10/15/32(a)	$360	$377,540
5.50%, 06/15/41	604	608,907
5.75%, 10/15/52	880	874,648
5.90%, 11/15/33	1,055	1,136,111
6.20%, 11/15/53(a)	710	756,272
Series ., 5.20%, 08/15/35	820	830,946
Boston Gas Co.
3.00%, 08/01/29(b)	727	694,204
3.15%, 08/01/27(b)	689	675,761
3.76%, 03/16/32(b)	670	628,284
4.49%, 02/15/42(b)	795	668,750
5.84%, 01/10/35(b)	120	125,817
6.12%, 07/20/53(a)(b)	655	648,967
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29(b)	1,330	1,306,313
4.27%, 03/15/48(a)(b)	1,161	900,508
4.49%, 03/04/49(a)(b)	762	598,491
4.50%, 03/10/46(a)(b)	1,680	1,366,313
4.63%, 08/05/27(b)	740	744,658
4.87%, 08/05/32(b)	565	552,485
6.39%, 09/15/33(b)	825	879,425
6.42%, 07/18/54(b)	790	813,991
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	1,028	905,706
4.00%, 04/01/28	579	576,667
4.40%, 07/01/32	790	774,360
5.25%, 03/01/28	1,539	1,579,994
5.40%, 03/01/33	493	504,898
5.40%, 07/01/34	680	695,547
5.85%, 01/15/41	512	519,096
6.63%, 11/01/37(a)	226	250,041
Centrica PLC, 5.38%, 10/16/43(a)(b)	740	669,479
East Ohio Gas Co. (The)
2.00%, 06/15/30(b)	1,242	1,114,334
3.00%, 06/15/50(a)(b)	1,267	786,103
ENN Energy Holdings Ltd.
2.63%, 09/17/30(b)	520	478,423
4.63%, 05/17/27(b)	325	326,028
Grupo Energia Bogota SA ESP
4.88%, 05/15/30(b)	635	633,089
7.85%, 11/09/33(b)	455	526,762
KeySpan Gas East Corp.
3.59%, 01/18/52(a)(b)	640	420,026
5.82%, 04/01/41(b)	875	851,063
5.99%, 03/06/33(b)	760	795,218
Korea Gas Corp.
2.88%, 07/16/29(a)(b)	1,480	1,417,807
6.25%, 01/20/42(a)(b)	590	643,447
Mega Advance Investments Ltd., 6.38%, 05/12/41(b)	150	162,128
Nakilat Inc., 6.07%, 12/31/33(a)(b)	787	832,386
National Fuel Gas Co.
2.95%, 03/01/31	940	855,422
3.95%, 09/15/27(a)	820	811,378
4.75%, 09/01/28	745	747,320
5.50%, 10/01/26	705	712,309
5.50%, 03/15/30	880	909,206
5.95%, 03/15/35	720	742,731
NiSource Inc.
1.70%, 02/15/31	1,147	993,308
2.95%, 09/01/29	1,258	1,200,265

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
3.49%, 05/15/27	$1,486	$1,470,342
3.60%, 05/01/30	1,573	1,524,302
3.95%, 03/30/48(a)	1,244	958,401
4.38%, 05/15/47	1,750	1,443,497
4.80%, 02/15/44	1,296	1,148,917
5.00%, 06/15/52	785	691,388
5.20%, 07/01/29	1,055	1,088,442
5.25%, 03/30/28	1,625	1,669,711
5.25%, 02/15/43	806	757,499
5.35%, 04/01/34(a)	1,005	1,027,987
5.35%, 07/15/35	1,680	1,696,498
5.40%, 06/30/33	765	787,226
5.65%, 02/01/45	940	917,070
5.80%, 02/01/42(a)	460	472,355
5.85%, 04/01/55	2,515	2,473,039
5.95%, 06/15/41	634	644,252
6.38%, 03/31/55, (5-year CMT + 2.527%)(a)(d)	215	220,783
6.95%, 11/30/54, (5-year CMT + 2.451%)(d)	280	291,141
Northwest Natural Holding Co., 7.00%, 09/15/55, (5-year CMT + 2.701%)(d)	125	126,902
ONE Gas Inc.
2.00%, 05/15/30	583	530,074
4.25%, 09/01/32(a)	390	379,040
4.50%, 11/01/48	676	562,488
4.66%, 02/01/44	1,087	952,856
5.10%, 04/01/29	835	861,252
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	1,285	1,156,273
3.35%, 06/01/50(a)	742	496,642
3.50%, 06/01/29	969	944,511
3.64%, 11/01/46	500	362,901
4.10%, 09/18/34	460	425,472
4.65%, 08/01/43	709	624,601
5.05%, 05/15/52	615	540,594
5.10%, 02/15/35	660	667,480
5.40%, 06/15/33	610	628,807
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)(b)	415	391,074
Snam SpA
5.00%, 05/28/30(b)	1,000	1,013,364
5.75%, 05/28/35(b)	1,240	1,270,766
6.50%, 05/28/55(a)(b)	610	635,372
Southern California Gas Co.
2.95%, 04/15/27	1,355	1,330,800
3.75%, 09/15/42	569	443,400
4.45%, 03/15/44	492	408,874
5.05%, 09/01/34	875	882,701
5.13%, 11/15/40	505	485,295
5.20%, 06/01/33	1,030	1,051,820
5.45%, 06/15/35	1,365	1,400,330
5.60%, 04/01/54	790	763,490
5.75%, 06/01/53	985	963,315
6.00%, 06/15/55	1,600	1,622,618
6.35%, 11/15/52(a)	950	1,010,896
Series KK, 5.75%, 11/15/35(a)	250	260,394
Series UU, 4.13%, 06/01/48	702	550,785
Series VV, 4.30%, 01/15/49	855	682,907
Series WW, 3.95%, 02/15/50	669	502,512
Series XX, 2.55%, 02/01/30(a)	1,115	1,038,770
Security	Par (000)	Value
Gas (continued)
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	$947	$729,530
4.40%, 06/01/43	870	733,651
4.40%, 05/30/47	790	643,032
4.95%, 09/15/34	675	672,126
5.15%, 09/15/32	850	866,548
5.75%, 09/15/33	865	909,871
5.88%, 03/15/41	1,075	1,093,810
6.00%, 10/01/34	370	392,747
Series 2020-A, 1.75%, 01/15/31(a)	789	686,731
Series 21A, 3.15%, 09/30/51	855	540,150
Southwest Gas Corp.
2.20%, 06/15/30(a)	649	587,950
3.18%, 08/15/51	545	361,108
3.70%, 04/01/28(a)	358	353,339
3.80%, 09/29/46(a)	740	550,667
4.05%, 03/15/32	1,035	989,153
4.15%, 06/01/49	611	471,060
5.45%, 03/23/28	490	503,995
5.80%, 12/01/27	540	556,049
Spire Inc., 4.70%, 08/15/44(a)	425	355,070
Spire Missouri Inc.
3.30%, 06/01/51	570	378,133
4.80%, 02/15/33	565	566,185
Series 2034, 5.15%, 08/15/34	565	578,123
Washington Gas Light Co.
3.65%, 09/15/49	730	522,807
Series K, 3.80%, 09/15/46(a)	731	549,106
		107,777,795
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31	474	431,971
4.63%, 06/15/28(a)	530	533,795
Snap-on Inc.
3.10%, 05/01/50(a)	811	541,819
3.25%, 03/01/27	580	573,341
4.10%, 03/01/48(a)	703	569,402
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	1,551	1,412,765
2.75%, 11/15/50	1,485	847,651
3.00%, 05/15/32(a)	530	474,355
4.25%, 11/15/28	1,682	1,685,393
4.85%, 11/15/48(a)	720	609,928
5.20%, 09/01/40(a)	832	794,321
6.00%, 03/06/28	890	926,849
		9,401,590
Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28	1,232	1,158,548
1.40%, 06/30/30(a)	1,506	1,339,250
3.75%, 11/30/26	2,420	2,415,319
4.75%, 11/30/36	2,848	2,830,586
4.75%, 04/15/43	628	589,740
4.90%, 11/30/46	4,998	4,676,927
5.30%, 05/27/40	1,436	1,468,873
6.00%, 04/01/39	731	802,609
6.15%, 11/30/37	1,010	1,123,577
Agilent Technologies Inc.
2.10%, 06/04/30	888	804,041
2.30%, 03/12/31	1,672	1,500,848
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
2.75%, 09/15/29	$929	$879,226
3.05%, 09/22/26	517	510,311
4.20%, 09/09/27(a)	1,000	1,000,399
4.75%, 09/09/34(a)	885	872,602
Alcon Finance Corp.
2.60%, 05/27/30(b)	1,525	1,414,820
2.75%, 09/23/26(b)	853	837,508
3.00%, 09/23/29(b)	1,793	1,709,926
3.80%, 09/23/49(a)(b)	800	597,613
5.38%, 12/06/32(a)(b)	1,168	1,208,617
5.75%, 12/06/52(b)	1,090	1,086,428
Baxter International Inc.
1.73%, 04/01/31	1,496	1,280,218
1.92%, 02/01/27	2,161	2,090,159
2.27%, 12/01/28	2,685	2,519,640
2.54%, 02/01/32(a)	1,925	1,674,654
3.13%, 12/01/51	1,340	822,909
3.50%, 08/15/46(a)	792	548,493
3.95%, 04/01/30(a)	1,231	1,209,037
4.50%, 06/15/43(a)	665	540,201
6.25%, 12/01/37	311	324,893
Boston Scientific Corp.
2.65%, 06/01/30	2,717	2,536,823
4.00%, 03/01/28	830	831,939
4.00%, 03/01/29	605	603,434
4.55%, 03/01/39	815	771,296
4.70%, 03/01/49(a)	945	837,818
6.50%, 11/15/35	505	567,240
7.38%, 01/15/40	475	573,724
Covidien International Finance SA, 6.55%, 10/15/37(a)	298	335,980
Danaher Corp.
2.60%, 10/01/50(a)	1,640	986,705
2.80%, 12/10/51	1,690	1,049,453
4.38%, 09/15/45	877	752,422
Dentsply Sirona Inc., 3.25%, 06/01/30	1,594	1,464,064
DH Europe Finance II SARL
2.60%, 11/15/29	1,465	1,378,957
3.25%, 11/15/39	1,804	1,457,589
3.40%, 11/15/49	1,409	999,335
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,359	1,366,840
GE HealthCare Technologies Inc.
4.80%, 08/14/29	1,370	1,398,654
4.80%, 01/15/31(a)	725	737,135
5.50%, 06/15/35	905	929,235
5.65%, 11/15/27	2,904	2,994,501
5.86%, 03/15/30	1,820	1,932,479
5.91%, 11/22/32	2,770	2,959,427
6.38%, 11/22/52(a)	1,730	1,847,345
Koninklijke Philips NV
5.00%, 03/15/42	816	744,039
6.88%, 03/11/38	1,310	1,454,750
Medtronic Global Holdings SCA
4.25%, 03/30/28	1,480	1,491,223
4.50%, 03/30/33	1,620	1,609,469
Medtronic Inc.
4.00%, 04/01/43(a)	295	246,870
4.38%, 03/15/35	3,095	3,010,540
4.63%, 03/15/45	2,979	2,671,772
Olympus Corp., 2.14%, 12/08/26(a)(b)	870	846,905
Security	Par (000)	Value
Health Care - Products (continued)
Revvity Inc.
1.90%, 09/15/28	$1,190	$1,107,125
2.25%, 09/15/31(a)	1,025	886,679
2.55%, 03/15/31	785	700,803
3.30%, 09/15/29	1,840	1,757,879
3.63%, 03/15/51	955	650,099
Smith & Nephew PLC
2.03%, 10/14/30	1,917	1,709,784
5.15%, 03/20/27	585	593,148
5.40%, 03/20/34	725	741,918
Solventum Corp.
5.40%, 03/01/29	1,620	1,689,064
5.45%, 02/25/27	1,150	1,172,047
5.45%, 03/13/31	1,815	1,898,738
5.60%, 03/23/34	2,780	2,886,990
5.90%, 04/30/54(a)	2,260	2,262,339
6.00%, 05/15/64	950	947,564
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	1,572	1,428,290
3.75%, 03/15/51	1,234	870,295
Stryker Corp.
1.95%, 06/15/30	1,863	1,681,301
2.90%, 06/15/50(a)	820	534,078
3.65%, 03/07/28(a)	1,284	1,274,182
4.10%, 04/01/43	941	782,410
4.25%, 09/11/29	1,300	1,304,365
4.38%, 05/15/44	678	581,998
4.55%, 02/10/27	750	756,124
4.63%, 09/11/34	1,240	1,222,584
4.63%, 03/15/46(a)	1,598	1,414,210
4.70%, 02/10/28	1,270	1,288,832
4.85%, 12/08/28	1,295	1,326,862
4.85%, 02/10/30(a)	1,105	1,133,755
5.20%, 02/10/35	1,040	1,063,764
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	1,197	1,119,102
2.00%, 10/15/31(a)	1,899	1,675,189
2.60%, 10/01/29	1,438	1,362,420
2.80%, 10/15/41(a)	1,975	1,424,703
4.10%, 08/15/47	1,318	1,088,745
4.80%, 11/21/27	1,290	1,311,674
4.95%, 11/21/32(a)	1,025	1,052,392
4.98%, 08/10/30(a)	1,505	1,557,544
5.00%, 12/05/26	1,575	1,592,499
5.00%, 01/31/29(a)	2,145	2,208,949
5.09%, 08/10/33	1,325	1,363,366
5.20%, 01/31/34(a)	760	783,940
5.30%, 02/01/44	649	634,496
5.40%, 08/10/43	1,220	1,207,318
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	1,785	1,600,645
3.55%, 03/20/30	605	582,664
4.25%, 08/15/35(a)	562	518,769
4.45%, 08/15/45(a)	930	793,677
4.70%, 02/19/27	920	926,539
5.05%, 02/19/30	1,130	1,162,947
5.20%, 09/15/34(a)	1,055	1,069,032
5.35%, 12/01/28	970	1,004,486
5.50%, 02/19/35	785	809,963
5.75%, 11/30/39	592	598,866
		144,343,087

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services — 3.2%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51(a)	$245	$148,894
Adventist Health System/West
2.95%, 03/01/29	757	713,398
3.63%, 03/01/49	880	586,433
5.43%, 03/01/32	585	597,020
5.76%, 12/01/34(a)	410	413,195
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	232	163,259
3.83%, 08/15/28	170	169,084
4.27%, 08/15/48	377	308,392
Series 2020, 2.21%, 06/15/30(a)	65	59,592
Series 2020, 3.01%, 06/15/50	625	404,413
Aetna Inc.
3.88%, 08/15/47	420	303,944
4.50%, 05/15/42	997	829,557
4.75%, 03/15/44	695	582,683
6.63%, 06/15/36	1,290	1,400,461
6.75%, 12/15/37	920	1,001,784
AHS Hospital Corp.
5.02%, 07/01/45	775	721,178
Series 2021, 2.78%, 07/01/51(a)	890	544,515
Allina Health System
2.90%, 11/15/51(a)	255	155,980
4.81%, 11/15/45(a)	865	758,686
Series 2019, 3.89%, 04/15/49	783	588,037
Ascension Health
3.95%, 11/15/46	1,470	1,172,575
4.85%, 11/15/53(a)	722	641,574
Series B, 2.53%, 11/15/29(a)	1,462	1,375,089
Series B, 3.11%, 11/15/39	1,215	952,458
Banner Health
1.90%, 01/01/31(a)	625	554,536
2.34%, 01/01/30	765	709,148
2.91%, 01/01/42(a)	505	363,482
2.91%, 01/01/51	770	484,840
Series 2020, 3.18%, 01/01/50(a)	624	417,443
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41(a)	605	517,722
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	105	60,138
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50(a)	494	345,103
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	715	540,339
Baylor Scott & White Holdings
3.97%, 11/15/46	525	416,243
4.19%, 11/15/45	1,087	898,299
Series 2021, 1.78%, 11/15/30(a)	629	556,528
Series 2021, 2.84%, 11/15/50	1,220	764,267
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51(a)	525	334,333
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	1,135	1,098,847
Series 2018, 4.30%, 07/01/28	410	411,109
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	620	422,123
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	545	487,356
Security	Par (000)	Value
Health Care - Services (continued)
Centene Corp.
2.45%, 07/15/28	$3,290	$3,039,422
2.50%, 03/01/31	3,540	3,016,319
2.63%, 08/01/31	2,060	1,745,801
3.00%, 10/15/30	3,520	3,110,579
3.38%, 02/15/30	3,565	3,248,797
4.25%, 12/15/27	3,460	3,378,877
4.63%, 12/15/29	5,105	4,916,718
Children's Health System of Texas, 2.51%, 08/15/50	1,075	616,321
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	745	607,797
Series 2020, 2.59%, 02/01/50(a)	245	145,927
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	679	567,187
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	895	545,674
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(a)	515	322,587
CHRISTUS Health, Series C, 4.34%, 07/01/28	965	968,552
Cigna Group (The)
2.38%, 03/15/31	2,420	2,170,172
2.40%, 03/15/30	2,635	2,428,822
3.05%, 10/15/27(a)	1,288	1,260,873
3.20%, 03/15/40	1,484	1,130,064
3.40%, 03/01/27	2,060	2,037,893
3.40%, 03/15/50(a)	2,090	1,402,742
3.40%, 03/15/51(a)	2,405	1,604,884
3.88%, 10/15/47	1,584	1,188,334
4.38%, 10/15/28	6,205	6,238,648
4.80%, 08/15/38	3,888	3,649,670
4.80%, 07/15/46	2,294	1,994,659
4.90%, 12/15/48	4,658	4,047,171
5.00%, 05/15/29(a)	1,720	1,766,979
5.13%, 05/15/31(a)	1,550	1,605,107
5.25%, 02/15/34(a)	2,015	2,054,839
5.38%, 02/15/42(a)	675	629,043
5.40%, 03/15/33(a)	1,230	1,274,148
5.60%, 02/15/54(a)	2,270	2,147,207
6.13%, 11/15/41	889	918,191
City of Hope
Series 2013, 5.62%, 11/15/43	670	651,721
Series 2018, 4.38%, 08/15/48(a)	710	569,067
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	585	487,175
CommonSpirit Health
2.78%, 10/01/30	53	49,021
3.35%, 10/01/29	788	759,826
3.82%, 10/01/49	492	359,503
3.91%, 10/01/50	630	459,054
4.19%, 10/01/49	1,058	817,644
4.35%, 11/01/42(a)	650	548,955
5.32%, 12/01/34	1,000	1,009,977
5.55%, 12/01/54(a)	960	907,326
6.46%, 11/01/52	300	316,975
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(a)	537	336,606
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	799	573,942
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	1,199	822,359
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	$747	$573,577
Dignity Health
4.50%, 11/01/42	100	84,331
5.27%, 11/01/64	340	296,849
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	1,132	889,343
Elevance Health Inc.
2.25%, 05/15/30	1,841	1,678,928
2.55%, 03/15/31	1,621	1,468,362
2.88%, 09/15/29	1,672	1,585,515
3.13%, 05/15/50(a)	1,574	1,007,984
3.60%, 03/15/51	2,135	1,478,812
3.65%, 12/01/27	2,870	2,845,606
3.70%, 09/15/49	1,458	1,037,721
4.10%, 03/01/28(a)	2,170	2,168,466
4.10%, 05/15/32	987	950,040
4.38%, 12/01/47	2,415	1,953,418
4.50%, 10/30/26	730	732,779
4.55%, 03/01/48	1,400	1,152,892
4.55%, 05/15/52	1,252	1,009,596
4.63%, 05/15/42	1,487	1,300,994
4.65%, 01/15/43	1,605	1,395,607
4.65%, 08/15/44	1,340	1,149,327
4.75%, 02/15/30	1,215	1,234,809
4.75%, 02/15/33	1,645	1,638,220
4.85%, 08/15/54	400	329,134
4.95%, 11/01/31	1,795	1,826,318
5.10%, 01/15/44	936	856,134
5.13%, 02/15/53(a)	1,880	1,661,342
5.15%, 06/15/29	1,445	1,487,852
5.20%, 02/15/35	2,745	2,761,759
5.38%, 06/15/34	1,885	1,926,882
5.50%, 10/15/32	1,410	1,467,609
5.65%, 06/15/54(a)	1,695	1,606,598
5.70%, 02/15/55	2,265	2,158,511
5.85%, 01/15/36	500	524,635
5.85%, 11/01/64	1,300	1,246,787
5.95%, 12/15/34	715	756,090
6.10%, 10/15/52	1,315	1,324,798
6.38%, 06/15/37	800	864,875
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49(a)	187	138,098
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	265	234,759
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26(b)	1,332	1,286,436
2.38%, 02/16/31(b)	1,096	962,982
3.00%, 12/01/31(a)(b)	755	672,229
3.75%, 06/15/29(b)	859	834,167
Hackensack Meridian Health Inc.
4.21%, 07/01/48	520	420,384
4.50%, 07/01/57(a)	542	445,822
Series 2020, 2.68%, 09/01/41	950	661,716
Series 2020, 2.88%, 09/01/50	1,130	704,456
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	205	144,641
HCA Inc.
2.38%, 07/15/31	1,530	1,348,827
3.13%, 03/15/27	1,621	1,594,774
3.38%, 03/15/29	1,655	1,601,979
3.50%, 09/01/30	4,515	4,302,995
Security	Par (000)	Value
Health Care - Services (continued)
3.50%, 07/15/51	$2,695	$1,768,604
3.63%, 03/15/32	3,229	3,003,104
4.13%, 06/15/29	3,521	3,487,278
4.38%, 03/15/42	870	727,865
4.50%, 02/15/27	1,781	1,782,409
4.63%, 03/15/52	3,390	2,692,098
5.00%, 03/01/28(a)	1,170	1,191,173
5.13%, 06/15/39	2,016	1,901,730
5.20%, 06/01/28	1,098	1,124,674
5.25%, 03/01/30	1,210	1,250,361
5.25%, 06/15/49	3,368	2,973,370
5.38%, 09/01/26	1,512	1,517,648
5.45%, 04/01/31	3,070	3,186,577
5.45%, 09/15/34	2,180	2,207,934
5.50%, 03/01/32	1,325	1,373,191
5.50%, 06/01/33	2,035	2,091,249
5.50%, 06/15/47	2,436	2,253,068
5.60%, 04/01/34	2,000	2,055,591
5.63%, 09/01/28	2,843	2,932,330
5.75%, 03/01/35	2,355	2,422,595
5.88%, 02/01/29	1,800	1,876,237
5.90%, 06/01/53	1,830	1,748,096
5.95%, 09/15/54	1,720	1,648,018
6.00%, 04/01/54	2,340	2,258,265
6.10%, 04/01/64(a)	877	846,039
6.20%, 03/01/55	2,065	2,050,099
7.50%, 11/06/33	470	537,800
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	1,604	1,452,811
3.20%, 06/01/50(b)	916	575,030
5.20%, 06/15/29(a)(b)	1,560	1,605,390
5.45%, 06/15/34(b)	1,050	1,067,009
5.88%, 06/15/54(a)(b)	1,740	1,660,631
Highmark Inc., 2.55%, 05/10/31(b)	942	821,791
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	650	485,943
Horizon Mutual Holdings Inc., 6.20%, 11/15/34(b)	1,115	1,082,692
Humana Inc.
1.35%, 02/03/27	655	629,104
2.15%, 02/03/32(a)	1,747	1,481,191
3.13%, 08/15/29	390	370,946
3.70%, 03/23/29	1,252	1,227,079
3.95%, 03/15/27	1,122	1,118,546
3.95%, 08/15/49	733	526,756
4.63%, 12/01/42	846	716,773
4.80%, 03/15/47	834	693,422
4.88%, 04/01/30	1,070	1,083,939
4.95%, 10/01/44	1,124	977,700
5.38%, 04/15/31	1,395	1,439,835
5.50%, 03/15/53(a)	1,085	974,567
5.55%, 05/01/35	1,235	1,248,746
5.75%, 03/01/28	865	895,223
5.75%, 12/01/28(a)	510	531,559
5.75%, 04/15/54	1,205	1,119,395
5.88%, 03/01/33(a)	960	1,003,498
5.95%, 03/15/34(a)	990	1,036,496
6.00%, 05/01/55	500	480,377
8.15%, 06/15/38	390	471,983

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
ICON Investments Six DAC
5.81%, 05/08/27	$790	$806,410
5.85%, 05/08/29	1,207	1,262,284
6.00%, 05/08/34	795	826,404
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	941	739,610
Series 2021, 2.85%, 11/01/51	365	224,773
Inova Health System Foundation, 4.07%, 05/15/52(a)	800	626,515
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	685	481,887
Iowa Health System, Series 2020, 3.67%, 02/15/50(a)	530	383,335
IQVIA Inc.
5.70%, 05/15/28	1,215	1,253,758
6.25%, 02/01/29	945	994,778
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	1,315	1,037,393
Kaiser Foundation Hospitals
3.15%, 05/01/27	1,250	1,233,949
4.15%, 05/01/47(a)	2,367	1,931,440
4.88%, 04/01/42	977	908,650
Series 2019, 3.27%, 11/01/49	1,867	1,283,399
Series 2021, 2.81%, 06/01/41	1,085	781,126
Series 2021, 3.00%, 06/01/51	2,370	1,515,425
Laboratory Corp. of America Holdings
2.70%, 06/01/31	940	852,673
2.95%, 12/01/29	1,125	1,065,524
3.60%, 09/01/27	945	936,851
4.35%, 04/01/30	1,620	1,620,811
4.55%, 04/01/32(a)	875	867,657
4.70%, 02/01/45	1,687	1,474,131
4.80%, 10/01/34	1,185	1,163,264
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48	15	11,335
Series 2020, 3.19%, 07/01/49	545	369,037
Series 2020, 3.34%, 07/01/60(a)	920	596,621
Mayo Clinic
3.77%, 11/15/43	385	310,699
Series 2013, 4.00%, 11/15/47	260	203,999
Series 2016, 4.13%, 11/15/52	340	269,597
Series 2021, 3.20%, 11/15/61	758	476,010
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	758	624,418
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	300	214,268
Memorial Health Services, 3.45%, 11/01/49	980	680,710
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	388	306,781
5.00%, 07/01/42	285	269,693
Series 2015, 4.20%, 07/01/55	312	247,472
Series 2020, 2.96%, 01/01/50	200	128,625
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	1,214	734,409
Montefiore Obligated Group
4.29%, 09/01/50	329	212,388
Series 18-C, 5.25%, 11/01/48	486	386,812
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52(a)	345	252,502
MyMichigan Health, Series 2020, 3.41%, 06/01/50	745	510,034
Security	Par (000)	Value
Health Care - Services (continued)
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	$619	$525,236
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	170	117,836
2.61%, 08/01/60(a)	238	127,784
3.56%, 08/01/36	110	96,733
4.02%, 08/01/45	610	498,279
4.06%, 08/01/56	149	114,391
4.76%, 08/01/2116(a)	255	205,054
Series 2019, 3.95%, 08/01/2119(a)	410	275,912
Northwell Healthcare Inc.
3.81%, 11/01/49	477	344,433
3.98%, 11/01/46(a)	900	696,472
4.26%, 11/01/47	1,436	1,148,844
6.15%, 11/01/43	610	605,726
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	440	264,512
Novant Health Inc.
2.64%, 11/01/36(a)	845	665,080
3.17%, 11/01/51(a)	1,239	809,060
3.32%, 11/01/61	668	422,029
4.37%, 11/01/43	725	597,056
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50(a)	730	435,089
Ochsner Clinic Foundation, 5.90%, 05/15/45(a)	665	666,751
OhioHealth Corp.
2.30%, 11/15/31	665	594,377
2.83%, 11/15/41(a)	765	543,786
Series 2020, 3.04%, 11/15/50(a)	163	108,832
Orlando Health Obligated Group
3.33%, 10/01/50(a)	700	486,250
4.09%, 10/01/48	797	633,022
5.48%, 10/01/35(a)	695	721,808
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	725	604,447
Series 2020, 3.22%, 11/15/50	920	575,391
Piedmont Healthcare Inc.
2.04%, 01/01/32	545	464,547
2.86%, 01/01/52	760	467,343
Series 2042, 2.72%, 01/01/42	875	607,380
Premier Health Partners, Series G, 2.91%, 11/15/26	457	448,115
Presbyterian Healthcare Services, 4.88%, 08/01/52(a)	715	626,287
Providence St Joseph Health Obligated Group, 5.37%, 10/01/32	745	763,614
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33(a)	415	422,154
Series 19A, 2.53%, 10/01/29	1,305	1,216,553
Series 21A, 2.70%, 10/01/51(a)	1,183	681,139
Series A, 3.93%, 10/01/48	937	703,932
Series H, 2.75%, 10/01/26	441	434,117
Series I, 3.74%, 10/01/47	663	491,400
Queen's Health Systems (The), 4.81%, 07/01/52	320	278,976
Quest Diagnostics Inc.
2.80%, 06/30/31(a)	997	912,858
2.95%, 06/30/30(a)	1,448	1,361,230
4.20%, 06/30/29	950	950,669
4.60%, 12/15/27	975	985,633
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.63%, 12/15/29	$1,205	$1,223,560
4.70%, 03/30/45(a)	641	568,627
5.00%, 12/15/34(a)	1,090	1,091,567
6.40%, 11/30/33	915	1,008,116
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	215	140,795
Roche Holdings Inc.
1.93%, 12/13/28(a)(b)	3,410	3,203,858
2.08%, 12/13/31(a)(b)	3,352	2,944,039
2.31%, 03/10/27(b)	1,774	1,732,650
2.38%, 01/28/27(a)(b)	1,295	1,268,275
2.61%, 12/13/51(b)	3,425	2,051,202
3.63%, 09/17/28(a)(b)	1,160	1,151,616
4.00%, 11/28/44(b)	1,225	1,009,171
4.20%, 09/09/29(a)(b)	1,245	1,250,969
4.59%, 09/09/34(b)	1,725	1,709,444
4.79%, 03/08/29(a)(b)	1,880	1,924,548
4.91%, 03/08/31(b)	1,480	1,527,929
4.99%, 03/08/34(b)	1,695	1,732,311
5.22%, 03/08/54(a)(b)	2,530	2,414,987
5.27%, 11/13/26(b)	1,655	1,679,450
5.34%, 11/13/28(b)	2,350	2,441,207
5.49%, 11/13/30(b)	2,355	2,499,661
5.59%, 11/13/33(a)(b)	2,670	2,850,183
7.00%, 03/01/39(b)	1,575	1,878,804
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	575	564,659
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	922	560,792
Sentara Health, 2.93%, 11/01/51	410	251,886
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(a)	230	139,758
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45	713	634,577
SSM Health Care Corp.
4.89%, 06/01/28	750	763,213
Series A, 3.82%, 06/01/27(a)	883	878,470
Stanford Health Care
3.03%, 08/15/51(a)	625	402,070
Series 2018, 3.80%, 11/15/48	1,066	816,656
Series 2020, 3.31%, 08/15/30	495	476,156
Summa Health, 3.51%, 11/15/51	325	255,970
Sutter Health
5.16%, 08/15/33(a)	25	25,441
5.55%, 08/15/53(a)	10	9,751
Series 2018, 3.70%, 08/15/28(a)	302	299,076
Series 2018, 4.09%, 08/15/48	420	333,298
Series 2025, 5.21%, 08/15/32	690	713,769
Series 2025, 5.54%, 08/15/35	2,040	2,125,869
Series 20A, 2.29%, 08/15/30	335	306,114
Series 20A, 3.16%, 08/15/40	333	259,298
Series 20A, 3.36%, 08/15/50	360	245,651
Texas Health Resources
2.33%, 11/15/50	785	435,903
4.33%, 11/15/55(a)	505	411,553
Toledo Hospital (The), 5.75%, 11/15/38(a)	394	395,162
Trinity Health Corp.
4.13%, 12/01/45	800	657,881
Series 2019, 3.43%, 12/01/48	575	414,670
Series 2021, 2.63%, 12/01/40(a)	845	591,335
Security	Par (000)	Value
Health Care - Services (continued)
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52(a)	$320	$292,093
UnitedHealth Group Inc.
3.70%, 05/15/27	1,110	1,103,691
2.00%, 05/15/30	2,017	1,824,868
2.30%, 05/15/31	2,770	2,473,454
2.75%, 05/15/40	1,725	1,252,339
2.88%, 08/15/29	1,895	1,803,828
2.90%, 05/15/50(a)	1,965	1,209,198
2.95%, 10/15/27	1,686	1,648,588
3.05%, 05/15/41	2,495	1,837,766
3.13%, 05/15/60(a)	1,655	976,932
3.25%, 05/15/51	3,495	2,280,625
3.38%, 04/15/27	1,005	994,139
3.45%, 01/15/27	1,123	1,113,601
3.50%, 08/15/39	1,946	1,579,618
3.70%, 08/15/49	2,226	1,600,988
3.75%, 10/15/47	1,574	1,169,901
3.85%, 06/15/28	2,050	2,041,405
3.88%, 12/15/28	1,711	1,698,097
3.88%, 08/15/59	1,917	1,334,623
3.95%, 10/15/42	923	749,324
4.00%, 05/15/29	1,937	1,926,866
4.20%, 05/15/32	2,540	2,476,861
4.20%, 01/15/47	1,195	959,093
4.25%, 01/15/29	2,385	2,394,503
4.25%, 03/15/43	1,103	924,026
4.25%, 04/15/47	1,333	1,073,629
4.25%, 06/15/48	2,387	1,909,627
4.38%, 03/15/42	711	611,738
4.40%, 06/15/28	595	600,749
4.45%, 12/15/48	1,753	1,440,829
4.50%, 04/15/33	2,680	2,626,901
4.60%, 04/15/27	835	841,752
4.63%, 07/15/35(a)	1,860	1,806,162
4.63%, 11/15/41	1,056	936,823
4.65%, 01/15/31	1,390	1,408,754
4.70%, 04/15/29	745	758,459
4.75%, 07/15/45	3,240	2,860,378
4.75%, 05/15/52	3,334	2,803,875
4.80%, 01/15/30	2,120	2,166,044
4.90%, 04/15/31	1,610	1,646,836
4.95%, 01/15/32	2,460	2,510,170
4.95%, 05/15/62(a)	1,685	1,425,445
5.00%, 04/15/34	2,930	2,940,665
5.05%, 04/15/53	3,475	3,049,945
5.15%, 07/15/34(a)	3,320	3,373,168
5.20%, 04/15/63	2,760	2,424,999
5.25%, 02/15/28	2,010	2,066,553
5.30%, 02/15/30	2,042	2,124,868
5.30%, 06/15/35	1,255	1,282,896
5.35%, 02/15/33	3,455	3,574,058
5.38%, 04/15/54	2,955	2,727,559
5.50%, 07/15/44	2,350	2,282,988
5.50%, 04/15/64	1,825	1,679,028
5.63%, 07/15/54	4,555	4,335,741
5.70%, 10/15/40	535	545,364
5.75%, 07/15/64	3,065	2,934,340
5.80%, 03/15/36(a)	1,274	1,340,940
5.88%, 02/15/53	3,275	3,236,237
5.95%, 02/15/41(a)	570	589,816

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.95%, 06/15/55	$1,405	$1,403,724
6.05%, 02/15/63	2,460	2,467,116
6.50%, 06/15/37	953	1,046,437
6.63%, 11/15/37	1,089	1,206,454
6.88%, 02/15/38	1,668	1,894,963
Universal Health Services Inc.
1.65%, 09/01/26	1,161	1,128,633
2.65%, 10/15/30	1,405	1,261,123
2.65%, 01/15/32	1,027	883,965
4.63%, 10/15/29	1,015	1,012,523
5.05%, 10/15/34	850	818,861
UPMC
5.04%, 05/15/33(a)	255	258,002
5.38%, 05/15/43	580	553,161
WakeMed, Series A, 3.29%, 10/01/52(a)	160	106,287
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	201	123,033
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	752	644,205
Series 2021, 3.07%, 03/01/51(a)	858	526,613
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	410	234,438
		471,118,654
Holding Companies - Diversified — 0.7%
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(b)	150	147,314
Antares Holdings LP
2.75%, 01/15/27(b)	605	584,803
3.75%, 07/15/27(b)	575	558,601
6.35%, 10/23/29(b)	565	574,748
6.50%, 02/08/29(b)	125	127,644
7.95%, 08/11/28(b)	125	133,000
Apollo Debt Solutions BDC
5.88%, 08/30/30(a)(b)	750	761,047
6.55%, 03/15/32(b)	805	838,754
6.70%, 07/29/31	1,650	1,746,024
6.90%, 04/13/29	1,420	1,494,115
Ares Capital Corp.
2.88%, 06/15/27(a)	870	847,819
2.88%, 06/15/28	1,988	1,897,493
3.20%, 11/15/31	1,335	1,189,177
5.50%, 09/01/30(a)	1,045	1,058,336
5.88%, 03/01/29	1,650	1,697,992
5.95%, 07/15/29	1,340	1,385,632
7.00%, 01/15/27	840	865,533
Series ., 5.80%, 03/08/32	1,580	1,606,482
Ares Strategic Income Fund
5.45%, 09/09/28(b)	765	769,637
5.60%, 02/15/30	1,150	1,164,247
5.70%, 03/15/28	1,800	1,824,766
5.80%, 09/09/30(b)	715	725,942
6.20%, 03/21/32	1,095	1,126,413
6.35%, 08/15/29	1,210	1,251,084
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	479	466,209
5.95%, 03/15/30(a)	345	346,458
Barings BDC Inc.
3.30%, 11/23/26	475	466,353
7.00%, 02/15/29	215	222,902
Barings Private Credit Corp., 6.15%, 06/11/30(b)	575	573,215
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blackstone Private Credit Fund
2.63%, 12/15/26	$1,570	$1,530,930
3.25%, 03/15/27	1,551	1,518,544
4.00%, 01/15/29(a)	1,062	1,036,967
4.95%, 09/26/27	410	411,646
5.25%, 04/01/30(a)	550	551,685
5.60%, 11/22/29	745	758,534
5.95%, 07/16/29	850	877,088
6.00%, 01/29/32	1,580	1,622,107
6.00%, 11/22/34(a)	1,345	1,354,605
6.25%, 01/25/31	895	933,937
7.30%, 11/27/28	990	1,058,180
Blackstone Secured Lending Fund
2.13%, 02/15/27	898	866,113
2.75%, 09/16/26(a)	1,120	1,099,360
2.85%, 09/30/28(a)	1,025	968,545
5.30%, 06/30/30	850	857,464
5.35%, 04/13/28	780	791,334
5.88%, 11/15/27	745	762,383
Blue Owl Capital Corp.
2.63%, 01/15/27	777	753,256
2.88%, 06/11/28	1,200	1,132,741
5.95%, 03/15/29	1,415	1,436,998
6.20%, 07/15/30(a)	960	984,707
Blue Owl Capital Corp. II, 8.45%, 11/15/26	155	160,616
Blue Owl Capital Corp. III, 3.13%, 04/13/27	510	495,096
Blue Owl Credit Income Corp.
3.13%, 09/23/26(a)	605	592,735
4.70%, 02/08/27	685	683,112
5.80%, 03/15/30	1,825	1,848,634
5.90%, 05/23/28(b)	5	5,069
6.60%, 09/15/29(a)	1,480	1,538,991
6.65%, 03/15/31(a)	1,100	1,149,205
7.75%, 09/16/27(a)	683	716,972
7.75%, 01/15/29	765	819,055
7.95%, 06/13/28	1,610	1,722,843
Blue Owl Technology Finance Corp.
2.50%, 01/15/27(a)	472	455,658
6.10%, 03/15/28(b)	1,140	1,154,270
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	1,145	1,185,184
Carlyle Secured Lending Inc., 6.75%, 02/18/30	395	410,172
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)	400	393,771
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	1,693	1,662,444
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	665	657,965
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29(a)(b)	1,663	1,572,417
3.38%, 09/06/49(a)(b)	1,445	1,029,618
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(a)(b)	644	631,757
Franklin BSP Capital Corp., 7.20%, 06/15/29	445	461,975
FS KKR Capital Corp.
2.63%, 01/15/27	575	557,631
3.13%, 10/12/28(a)	1,060	974,510
3.25%, 07/15/27	712	685,568
6.13%, 01/15/30(a)	1,000	993,152
6.88%, 08/15/29	855	872,793
7.88%, 01/15/29(a)	945	990,278
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Goldman Sachs BDC Inc., 6.38%, 03/11/27	$285	$291,522
Goldman Sachs Private Credit Corp.
5.88%, 05/06/28(a)(b)	400	406,282
6.25%, 05/06/30(a)(b)	910	931,894
Golub Capital BDC Inc.
2.05%, 02/15/27	535	513,849
6.00%, 07/15/29	1,060	1,084,559
7.05%, 12/05/28	630	665,679
Golub Capital Private Credit Fund
5.45%, 08/15/28	520	522,067
5.80%, 09/12/29	595	601,251
5.88%, 05/01/30(a)	915	928,156
HA Sustainable Infrastructure Capital Inc.
6.15%, 01/15/31(a)	500	509,780
6.38%, 07/01/34(a)	1,520	1,506,826
6.75%, 07/15/35	625	631,347
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 09/15/30(a)(b)	610	557,689
8.00%, 06/15/27(a)(b)	695	720,885
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)(b)	1,335	1,566,307
Inversiones La Construccion SA, 4.75%, 02/07/32(b)	110	105,765
JAB Holdings BV
2.20%, 11/23/30(a)(b)	552	481,823
3.75%, 05/28/51(b)	885	583,104
4.50%, 04/08/52(b)	690	518,467
Main Street Capital Corp.
5.40%, 08/15/28	435	436,536
6.50%, 06/04/27	465	475,249
6.95%, 03/01/29(a)	495	518,686
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27	515	513,397
6.00%, 05/19/30(a)	495	506,363
6.15%, 05/17/29(a)	440	454,213
MSD Investment Corp., 6.25%, 05/31/30(a)(b)	445	451,600
New Mountain Finance Corp.
6.20%, 10/15/27(a)	455	462,872
6.88%, 02/01/29	215	220,694
North Haven Private Income Fund LLC, 5.75%, 02/01/30	110	110,172
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	210	217,343
Oaktree Specialty Lending Corp.
2.70%, 01/15/27(a)	545	527,687
6.34%, 02/27/30	470	474,346
7.10%, 02/15/29	420	435,052
Oaktree Strategic Credit Fund
6.19%, 07/15/30(b)	735	746,863
6.50%, 07/23/29(a)	480	498,622
8.40%, 11/14/28	380	412,834
Sixth Street Lending Partners
5.75%, 01/15/30	870	883,250
6.13%, 07/15/30(b)	1,275	1,314,624
6.50%, 03/11/29	1,110	1,152,209
Sixth Street Specialty Lending Inc.
5.63%, 08/15/30	500	506,141
6.13%, 03/01/29	505	521,164
6.95%, 08/14/28(a)	478	505,738
		97,653,262
Security	Par (000)	Value
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26	$1,002	$971,305
1.40%, 10/15/27	1,112	1,053,072
4.85%, 10/15/30(a)	125	127,684
5.00%, 10/15/34(a)	1,045	1,045,293
5.50%, 10/15/35	845	865,440
Lennar Corp.
4.75%, 11/29/27	1,197	1,206,024
5.00%, 06/15/27	479	482,640
5.20%, 07/30/30	885	913,846
MDC Holdings Inc.
2.50%, 01/15/31(a)	905	800,846
3.85%, 01/15/30	535	514,155
3.97%, 08/06/61(a)	352	224,726
6.00%, 01/15/43(a)	970	884,318
Meritage Homes Corp.
3.88%, 04/15/29(a)(b)	305	297,971
5.13%, 06/06/27	220	221,298
5.65%, 03/15/35	780	787,231
NVR Inc., 3.00%, 05/15/30	1,323	1,249,161
PulteGroup Inc.
5.00%, 01/15/27	397	400,122
6.00%, 02/15/35	434	457,036
6.38%, 05/15/33	610	663,783
7.88%, 06/15/32(a)	423	497,320
Toll Brothers Finance Corp.
3.80%, 11/01/29(a)	705	688,698
4.35%, 02/15/28(a)	885	887,081
4.88%, 03/15/27	565	568,842
5.60%, 06/15/35(a)	475	482,244
		16,290,136
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	850	830,460
3.50%, 11/15/51(a)	800	505,942
4.40%, 03/15/29(a)	1,153	1,133,336
LG Electronics Inc.
5.63%, 04/24/27(a)(b)	485	494,317
5.63%, 04/24/29(b)	85	88,534
Panasonic Holdings Corp.
3.11%, 07/19/29(a)(b)	625	599,284
5.30%, 07/16/34(a)(b)	770	792,389
		4,444,262
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32	755	647,163
2.65%, 04/30/30	942	874,184
4.88%, 12/06/28(a)	1,184	1,205,869
5.75%, 03/15/33	715	753,414
Church & Dwight Co. Inc.
2.30%, 12/15/31(a)	525	462,540
3.15%, 08/01/27	1,102	1,084,550
3.95%, 08/01/47	685	534,160
5.00%, 06/15/52	940	844,049
5.60%, 11/15/32	725	766,518
Clorox Co. (The)
1.80%, 05/15/30	1,155	1,031,513
3.10%, 10/01/27	903	885,877
3.90%, 05/15/28	1,040	1,036,046
4.40%, 05/01/29(a)	865	871,898

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
4.60%, 05/01/32(a)	$950	$952,706
Kimberly-Clark Corp.
1.05%, 09/15/27	1,318	1,246,430
2.00%, 11/02/31(a)	1,075	956,239
2.88%, 02/07/50	834	536,110
3.10%, 03/26/30	1,379	1,321,406
3.20%, 04/25/29	1,098	1,069,567
3.20%, 07/30/46	570	406,561
3.70%, 06/01/43(a)	465	369,291
3.90%, 05/04/47	819	647,210
3.95%, 11/01/28	1,179	1,180,548
4.50%, 02/16/33	530	532,078
5.30%, 03/01/41	580	577,762
6.63%, 08/01/37(a)	1,191	1,377,845
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(b)	760	691,407
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(b)	3,952	3,879,986
SC Johnson & Son Inc.
4.00%, 05/15/43(b)	670	542,155
4.35%, 09/30/44(a)(b)	550	444,308
4.75%, 10/15/46(a)(b)	1,375	1,203,810
4.80%, 09/01/40(b)	945	887,793
5.75%, 02/15/33(a)(b)	95	99,959
		29,920,952
Insurance — 4.9%
200 Park Funding Trust, 5.74%, 02/15/55(b)	2,025	1,983,755
Accident Fund Insurance Co. of America, 8.50%, 08/01/32(a)(b)	240	238,969
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	230	276,396
Aegon Funding Co. LLC, 5.50%, 04/16/27(a)(b)	850	863,711
Aegon Ltd., 5.50%, 04/11/48(d)	957	962,291
Aflac Inc.
2.88%, 10/15/26	662	652,628
3.60%, 04/01/30	1,858	1,817,398
4.00%, 10/15/46	645	508,889
4.75%, 01/15/49(a)	942	815,178
6.45%, 08/15/40	535	582,788
AIA Group Ltd.
3.20%, 09/16/40(b)	2,612	2,034,503
3.38%, 04/07/30(a)(b)	1,710	1,657,732
3.60%, 04/09/29(a)(b)	2,170	2,136,870
3.90%, 04/06/28(b)	1,050	1,046,662
4.50%, 03/16/46(b)	2,345	2,081,105
4.88%, 03/11/44(b)	760	714,059
4.95%, 04/04/33(a)(b)	920	939,834
4.95%, 03/30/35(b)	825	828,791
5.38%, 04/05/34(a)(b)	1,495	1,547,740
5.40%, 09/30/54(a)(b)	785	751,082
5.63%, 10/25/27(b)	1,570	1,619,840
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	1,276	1,418,432
Alleghany Corp.
3.25%, 08/15/51	1,040	696,722
3.63%, 05/15/30(a)	1,060	1,033,717
4.90%, 09/15/44	687	626,103
Security	Par (000)	Value
Insurance (continued)
Allianz SE
5.60%, 09/03/54, (5-year CMT + 2.771%)(b)(d)	$1,660	$1,686,894
6.35%, 09/06/53, (5-year CMT + 3.232%)(b)(d)	1,045	1,108,903
Allstate Corp. (The)
1.45%, 12/15/30	1,266	1,089,789
3.28%, 12/15/26	887	877,283
3.85%, 08/10/49(a)	842	633,340
4.20%, 12/15/46	1,232	1,005,546
4.50%, 06/15/43	809	701,376
5.05%, 06/24/29	845	869,774
5.25%, 03/30/33	905	931,848
5.35%, 06/01/33	990	1,026,057
5.55%, 05/09/35(a)	1,081	1,124,017
5.95%, 04/01/36	585	624,007
6.50%, 05/15/67(a)(d)	775	799,049
American Financial Group Inc./OH
4.50%, 06/15/47	1,205	988,406
5.25%, 04/02/30(a)	567	589,090
American International Group Inc.
3.40%, 06/30/30	640	614,977
3.88%, 01/15/35	750	691,132
4.38%, 06/30/50	1,803	1,479,986
4.50%, 07/16/44	1,325	1,153,343
4.75%, 04/01/48	1,536	1,347,427
4.80%, 07/10/45	700	629,376
4.85%, 05/07/30(a)	845	864,550
5.13%, 03/27/33	1,380	1,408,530
5.45%, 05/07/35(a)	545	561,992
6.25%, 05/01/36(a)	580	619,036
Series A-9, 5.75%, 04/01/48(a)(d)	210	213,918
American National Global Funding
5.25%, 06/03/30(a)(b)	795	810,971
5.55%, 01/28/30(b)	1,180	1,215,832
American National Group Inc.
5.00%, 06/15/27	977	984,649
5.75%, 10/01/29	220	227,159
6.00%, 07/15/35	975	985,630
6.14%, 06/13/32(a)(b)	750	773,467
Americo Life Inc., 3.45%, 04/15/31(a)(b)	773	698,037
AmFam Holdings Inc.
2.81%, 03/11/31(b)	935	809,558
3.83%, 03/11/51(a)(b)	886	558,976
Aon Corp.
2.80%, 05/15/30	1,788	1,676,788
3.75%, 05/02/29	1,338	1,318,514
4.50%, 12/15/28	942	950,768
6.25%, 09/30/40	675	725,665
8.21%, 01/01/27	384	402,049
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	820	718,302
2.60%, 12/02/31(a)	880	787,000
2.85%, 05/28/27	1,045	1,023,708
2.90%, 08/23/51	1,036	634,723
3.90%, 02/28/52	1,492	1,096,332
5.00%, 09/12/32	985	1,007,643
5.35%, 02/28/33	1,105	1,143,615
Aon Global Ltd.
4.25%, 12/12/42(a)	550	451,159
4.45%, 05/24/43	296	248,278
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.60%, 06/14/44	$930	$805,075
4.75%, 05/15/45	945	826,057
Aon North America Inc.
5.13%, 03/01/27	1,055	1,069,447
5.15%, 03/01/29	1,605	1,651,432
5.30%, 03/01/31	1,095	1,141,511
5.45%, 03/01/34	2,785	2,875,058
5.75%, 03/01/54	3,155	3,090,473
Arch Capital Finance LLC
4.01%, 12/15/26	897	895,417
5.03%, 12/15/46	879	795,684
Arch Capital Group Ltd.
3.64%, 06/30/50	1,387	1,001,714
7.35%, 05/01/34	548	634,948
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	997	921,279
Arthur J Gallagher & Co.
2.40%, 11/09/31	1,313	1,162,238
3.05%, 03/09/52	866	542,339
3.50%, 05/20/51	1,975	1,359,575
4.60%, 12/15/27	1,090	1,099,721
4.85%, 12/15/29	1,415	1,442,464
5.00%, 02/15/32	715	727,831
5.15%, 02/15/35	2,500	2,507,039
5.45%, 07/15/34	1,020	1,049,478
5.50%, 03/02/33	740	766,307
5.55%, 02/15/55	2,910	2,741,841
5.75%, 03/02/53	814	786,573
5.75%, 07/15/54	955	918,886
6.50%, 02/15/34	755	828,345
6.75%, 02/15/54	1,130	1,234,025
Ascot Group Ltd.
4.25%, 12/15/30(b)	306	277,153
6.35%, 06/15/35, (5-year CMT + 2.375%)(b)(d)	625	648,013
Assurant Inc.
2.65%, 01/15/32(a)	750	653,873
3.70%, 02/22/30(a)	951	920,572
4.90%, 03/27/28	810	821,159
5.55%, 02/15/36	375	374,754
6.75%, 02/15/34	590	640,068
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66(b)(d)	475	439,860
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31(a)	1,245	1,165,976
3.60%, 09/15/51	927	633,057
6.13%, 09/15/28	545	572,933
Athene Global Funding
1.73%, 10/02/26(b)	1,040	1,011,777
1.99%, 08/19/28(b)	1,210	1,134,381
2.45%, 08/20/27(a)(b)	770	742,133
2.50%, 03/24/28(b)	1,097	1,048,940
2.55%, 11/19/30(b)	1,215	1,094,419
2.65%, 10/04/31(a)(b)	990	879,696
2.67%, 06/07/31(b)	961	857,551
2.72%, 01/07/29(b)	820	774,854
2.95%, 11/12/26(a)(b)	460	452,273
4.72%, 10/08/29(b)	1,165	1,170,282
4.83%, 05/09/28(b)	290	293,549
4.95%, 01/07/27(b)	600	605,103
5.03%, 07/17/30(b)	800	812,571
5.32%, 11/13/31(b)	1,190	1,218,026
Security	Par (000)	Value
Insurance (continued)
5.34%, 01/15/27(b)	$795	$805,397
5.35%, 07/09/27(b)	880	894,545
5.38%, 01/07/30(a)(b)	1,030	1,059,595
5.52%, 03/25/27(b)	1,655	1,683,356
5.53%, 07/11/31(b)	925	955,033
5.54%, 08/22/35(b)	650	646,890
5.58%, 01/09/29(b)	1,795	1,857,116
Athene Holding Ltd.
3.45%, 05/15/52	1,077	680,615
3.50%, 01/15/31	935	885,119
3.95%, 05/25/51	1,025	719,709
4.13%, 01/12/28	1,580	1,576,340
5.88%, 01/15/34	1,075	1,113,811
6.15%, 04/03/30(a)	1,105	1,179,123
6.25%, 04/01/54(a)	1,765	1,742,894
6.63%, 10/15/54, (5-year CMT + 2.607%)(d)	990	993,026
6.63%, 05/19/55	1,560	1,598,828
6.65%, 02/01/33(a)	750	811,900
6.88%, 06/28/55, (5-year CMT + 2.582%)(a)(d)	125	125,991
Augustar Life Insurance Co., 6.88%, 06/15/42(a)(b)	405	369,748
AXA SA, 8.60%, 12/15/30	210	249,379
Axis Specialty Finance LLC
3.90%, 07/15/29	823	807,309
4.90%, 01/15/40, (5-year CMT + 3.186%)(d)	607	588,009
Axis Specialty Finance PLC
4.00%, 12/06/27(a)	890	883,056
5.15%, 04/01/45(a)	540	487,115
Beacon Funding Trust, 6.27%, 08/15/54(a)(b)	1,975	1,965,344
Belrose Funding Trust II, 6.79%, 05/15/55(a)(b)	1,600	1,658,269
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	1,532	1,353,065
1.85%, 03/12/30(a)	1,467	1,339,992
2.30%, 03/15/27(a)	1,365	1,334,693
2.50%, 01/15/51	1,870	1,104,004
2.85%, 10/15/50	2,690	1,705,513
2.88%, 03/15/32(a)	1,937	1,800,133
3.85%, 03/15/52	5,085	3,861,378
4.20%, 08/15/48	3,603	2,986,186
4.25%, 01/15/49	3,119	2,595,235
4.30%, 05/15/43	610	536,659
4.40%, 05/15/42(a)	1,156	1,057,451
5.75%, 01/15/40	1,250	1,351,654
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	1,530	1,418,514
Brighthouse Financial Global Funding
2.00%, 06/28/28(a)(b)	638	593,744
5.55%, 04/09/27(b)	380	386,067
5.65%, 06/10/29(b)	560	575,267
Brighthouse Financial Inc.
3.70%, 06/22/27(a)	840	828,356
3.85%, 12/22/51	580	359,080
4.70%, 06/22/47(a)	989	739,543
5.63%, 05/15/30(a)	1,014	1,037,196
Brown & Brown Inc.
2.38%, 03/15/31	1,448	1,286,162
4.20%, 03/17/32(a)	1,055	1,010,475
4.50%, 03/15/29	920	923,464
4.60%, 12/23/26	725	728,399
4.70%, 06/23/28	1,010	1,019,674
4.90%, 06/23/30	825	835,267

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.95%, 03/17/52(a)	$1,185	$1,007,435
5.25%, 06/23/32	1,000	1,022,173
5.55%, 06/23/35(a)	855	871,488
5.65%, 06/11/34	755	774,329
6.25%, 06/23/55	1,630	1,666,478
Chubb Corp. (The)
6.00%, 05/11/37	1,110	1,203,492
Series 1, 6.50%, 05/15/38	1,165	1,314,674
Chubb INA Holdings LLC
1.38%, 09/15/30	1,470	1,286,902
2.85%, 12/15/51(a)	1,015	643,573
3.05%, 12/15/61	1,605	969,957
4.15%, 03/13/43	870	743,144
4.35%, 11/03/45	2,797	2,409,048
4.65%, 08/15/29(a)	1,685	1,717,936
4.90%, 08/15/35	1,200	1,193,232
5.00%, 03/15/34	2,400	2,437,785
6.70%, 05/15/36	475	539,402
Cincinnati Financial Corp.
6.13%, 11/01/34	645	689,141
6.92%, 05/15/28(a)	755	808,757
CNA Financial Corp.
2.05%, 08/15/30	1,130	1,005,056
3.45%, 08/15/27	993	979,676
3.90%, 05/01/29	1,319	1,299,923
5.13%, 02/15/34	580	580,207
5.20%, 08/15/35	575	569,209
5.50%, 06/15/33(a)	535	551,467
CNO Financial Group Inc.
5.25%, 05/30/29	1,039	1,059,498
6.45%, 06/15/34	1,000	1,051,495
CNO Global Funding
1.75%, 10/07/26(a)(b)	965	937,733
2.65%, 01/06/29(b)	1,085	1,024,361
4.88%, 12/10/27(b)	350	354,743
4.95%, 09/09/29(b)	875	894,975
5.88%, 06/04/27(b)	720	738,586
Constellation Insurance Inc., 6.80%, 01/24/30(b)	1,125	1,137,401
Corebridge Financial Inc.
3.65%, 04/05/27	1,965	1,946,930
3.85%, 04/05/29(a)	1,890	1,862,991
3.90%, 04/05/32	2,000	1,891,377
4.35%, 04/05/42	930	782,502
4.40%, 04/05/52	1,990	1,589,123
5.75%, 01/15/34	1,180	1,232,692
6.05%, 09/15/33	855	906,710
6.38%, 09/15/54, (5-year CMT + 2.646%)(d)	1,305	1,320,952
6.88%, 12/15/52, (5-year CMT + 3.846%)(d)	1,450	1,499,518
Corebridge Global Funding
4.25%, 08/21/28(b)	550	551,575
4.65%, 08/20/27(b)	1,500	1,514,423
4.85%, 06/06/30(a)(b)	660	671,615
4.90%, 01/07/28(b)	400	407,153
4.90%, 12/03/29(a)(b)	930	948,638
4.90%, 08/21/32(b)	550	551,590
5.20%, 01/12/29(b)	835	858,473
5.20%, 06/24/29(b)	1,275	1,312,729
5.90%, 09/19/28(b)	675	705,948
Dai-Ichi Life Insurance Co. Ltd. (The), 6.20%, (5-year CMT + 2.515%)(b)(d)(e)	3,215	3,333,437
Security	Par (000)	Value
Insurance (continued)
DaVinciRe Holdings Ltd., 5.95%, 04/15/35(a)(b)	$25	$25,537
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	435	385,525
Empower Finance 2020 LP
1.36%, 09/17/27(a)(b)	893	842,119
1.78%, 03/17/31(b)	1,002	890,174
3.08%, 09/17/51(a)(b)	1,275	799,331
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(d)	525	519,037
Enstar Group Ltd.
3.10%, 09/01/31	1,105	987,344
4.95%, 06/01/29(a)	1,245	1,255,536
7.50%, 04/01/45, (5-year CMT + 3.186%)(b)(d)	465	484,608
Equitable America Global Funding
4.65%, 06/09/28(b)	1,090	1,100,660
4.95%, 06/09/30(b)	710	724,252
Equitable Financial Life Global Funding
1.40%, 08/27/27(b)	852	806,092
1.70%, 11/12/26(b)	798	774,710
1.75%, 11/15/30(a)(b)	807	705,876
1.80%, 03/08/28(b)	1,160	1,094,321
4.88%, 11/19/27(b)	1,140	1,155,407
5.00%, 03/27/30(b)	305	312,731
5.45%, 03/03/28(b)	615	633,481
Equitable Holdings Inc.
4.35%, 04/20/28	2,941	2,952,291
4.57%, 02/15/29(b)	892	893,295
5.00%, 04/20/48	2,032	1,817,446
5.59%, 01/11/33(a)	765	795,565
6.70%, 03/28/55, (5-year CMT + 2.390%)(d)	480	489,983
7.00%, 04/01/28	130	138,701
Essent Group Ltd., 6.25%, 07/01/29	615	645,062
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	1,610	995,297
3.50%, 10/15/50	1,845	1,248,144
4.87%, 06/01/44	720	635,383
F&G Annuities & Life Inc.
6.25%, 10/04/34(a)	950	956,356
6.50%, 06/04/29	1,035	1,078,632
7.40%, 01/13/28	830	872,291
F&G Global Funding
2.00%, 09/20/28(b)	1,075	997,123
2.30%, 04/11/27(a)(b)	765	740,502
5.88%, 06/10/27(a)(b)	715	733,559
5.88%, 01/16/30(a)(b)	585	604,586
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	955	897,399
4.63%, 04/29/30	1,121	1,124,224
4.85%, 04/17/28(a)	1,209	1,225,623
5.63%, 08/16/32	1,255	1,294,647
5.75%, 05/20/35(b)	535	546,388
6.00%, 12/07/33	970	1,019,953
6.10%, 03/15/55	680	670,600
6.35%, 03/22/54	1,775	1,808,287
6.50%, 05/20/55(b)	500	514,563
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	640	675,112
Farmers Exchange Capital II, 6.15%, 11/01/53, (3-mo. CME Term SOFR + 4.005%)(a)(b)(d)	475	460,461
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Farmers Exchange Capital III, 5.45%, 10/15/54, (3-mo. CME Term SOFR + 3.454%)(b)(d)	$760	$698,125
Farmers Insurance Exchange, 4.75%, 11/01/57(b)(d)	576	478,445
Fidelis Insurance Holdings Ltd., 4.88%, 06/30/30(b)	100	100,622
Fidelity National Financial Inc.
2.45%, 03/15/31	1,222	1,076,480
3.20%, 09/17/51	795	492,075
3.40%, 06/15/30(a)	1,205	1,143,835
4.50%, 08/15/28	997	999,535
First American Financial Corp.
2.40%, 08/15/31	1,227	1,062,944
4.00%, 05/15/30	1,055	1,012,574
5.45%, 09/30/34	765	761,155
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	2,725	2,547,783
Five Corners Funding Trust III, 5.79%, 02/15/33(a)(b)	1,500	1,572,337
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)(b)	1,120	1,133,024
Fortitude Group Holdings LLC, 6.25%, 04/01/30(b)	1,050	1,090,991
GA Global Funding Trust
1.95%, 09/15/28(b)	1,207	1,125,111
2.25%, 01/06/27(a)(b)	780	757,653
2.90%, 01/06/32(b)	1,170	1,029,642
4.40%, 09/23/27(b)	1,245	1,247,245
5.20%, 12/09/31(a)(b)	440	446,869
5.40%, 01/13/30(a)(b)	645	669,068
5.50%, 01/08/29(b)	1,065	1,099,838
5.50%, 04/01/32(a)(b)	525	537,662
5.90%, 01/13/35(b)	890	915,029
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	1,435	1,295,874
4.40%, 10/15/29(a)(b)	1,103	1,086,064
6.75%, 03/15/54(b)	1,315	1,343,171
7.95%, 06/15/33(a)(b)	911	1,043,601
Globe Life Inc.
2.15%, 08/15/30	912	815,341
4.55%, 09/15/28	1,175	1,183,343
4.80%, 06/15/32	545	543,205
5.85%, 09/15/34	670	696,731
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28(b)	725	720,076
4.58%, 05/17/48(b)	1,003	846,502
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	1,340	1,065,852
Guardian Life Global Funding
1.25%, 11/19/27(b)	725	682,134
1.40%, 07/06/27(a)(b)	880	839,395
1.63%, 09/16/28(b)	660	613,821
3.25%, 03/29/27(b)	720	710,813
4.18%, 09/26/29(b)	865	865,751
4.80%, 04/28/30(b)	845	862,993
5.55%, 10/28/27(b)	1,060	1,092,332
5.74%, 10/02/28(b)	905	947,402
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(a)(b)	501	332,257
4.85%, 01/24/77(b)	981	804,107
4.88%, 06/19/64(a)(b)	570	482,904
Security	Par (000)	Value
Insurance (continued)
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	$893	$803,764
5.50%, 09/01/35	400	400,055
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29(a)	1,244	1,179,953
2.90%, 09/15/51(a)	1,110	694,734
3.60%, 08/19/49	1,460	1,062,089
4.30%, 04/15/43	568	480,844
4.40%, 03/15/48(a)	926	778,735
5.95%, 10/15/36(a)	658	700,060
6.10%, 10/01/41	697	725,622
6.63%, 03/30/40	492	540,033
Henneman Trust, 6.58%, 05/15/55(a)(b)	900	921,097
High Street Funding Trust III, 5.81%, 02/15/55(b)	600	575,542
Horace Mann Educators Corp., 7.25%, 09/15/28	265	284,735
Intact Financial Corp., 5.46%, 09/22/32(b)	870	889,438
Jackson Financial Inc.
3.13%, 11/23/31	1,260	1,138,690
4.00%, 11/23/51	1,075	742,463
5.17%, 06/08/27(a)	612	619,882
5.67%, 06/08/32(a)	525	543,363
Jackson National Life Global Funding
3.05%, 06/21/29(a)(b)	817	772,543
4.60%, 10/01/29(b)	300	302,178
4.90%, 01/13/27(b)	600	604,315
5.25%, 04/12/28(a)(b)	940	958,964
5.35%, 01/13/30(b)	600	622,279
5.55%, 07/02/27(b)	70	71,499
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	660	688,513
Kemper Corp.
2.40%, 09/30/30	955	846,186
3.80%, 02/23/32	490	448,200
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.887%)(b)(d)	150	151,980
Liberty Mutual Group Inc.
3.95%, 10/15/50(b)	2,236	1,660,737
3.95%, 05/15/60(b)	1,139	777,479
4.57%, 02/01/29(b)	1,991	2,002,807
4.85%, 08/01/44(a)(b)	1,510	1,300,333
5.50%, 06/15/52(b)	1,540	1,435,278
6.50%, 03/15/35(a)(b)	482	514,528
6.50%, 05/01/42(b)	410	413,899
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	85	95,244
Lincoln Financial Global Funding
4.63%, 05/28/28(b)	1,120	1,131,157
4.63%, 08/18/30(b)	475	478,048
5.30%, 01/13/30(b)	345	357,622
Lincoln National Corp.
2.33%, 08/15/30(a)(b)	1,093	989,155
3.05%, 01/15/30(a)	808	769,305
3.40%, 01/15/31(a)	970	911,890
3.40%, 03/01/32	510	465,379
3.63%, 12/12/26(a)	750	744,571
3.80%, 03/01/28	601	593,857
4.35%, 03/01/48	223	178,930
5.85%, 03/15/34	1,045	1,084,466
6.30%, 10/09/37	609	645,875

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
7.00%, 06/15/40(a)	$734	$823,786
Loews Corp.
3.20%, 05/15/30	1,400	1,337,143
4.13%, 05/15/43	1,034	856,393
6.00%, 02/01/35	280	302,239
Manulife Financial Corp.
2.48%, 05/19/27	885	861,145
3.70%, 03/16/32	1,215	1,159,978
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(d)	1,405	1,390,654
5.38%, 03/04/46	1,295	1,269,125
Maple Grove Funding Trust I, 4.16%, 08/15/51(a)(b)	1,205	817,478
Markel Group Inc.
3.35%, 09/17/29	1,016	982,976
3.45%, 05/07/52	1,185	786,110
3.50%, 11/01/27(a)	842	829,071
4.15%, 09/17/50	941	715,413
4.30%, 11/01/47	686	546,501
5.00%, 03/30/43	565	504,088
5.00%, 04/05/46	646	571,970
5.00%, 05/20/49(a)	1,125	980,256
6.00%, 05/16/54	870	862,751
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	1,410	1,278,783
2.38%, 12/15/31	665	589,138
2.90%, 12/15/51(a)	705	434,995
4.20%, 03/01/48	1,271	1,036,200
4.35%, 01/30/47	929	773,356
4.38%, 03/15/29	2,622	2,644,821
4.55%, 11/08/27	1,455	1,471,903
4.65%, 03/15/30	1,980	2,015,255
4.75%, 03/15/39	808	768,959
4.85%, 11/15/31	1,890	1,934,000
4.90%, 03/15/49	2,231	1,988,012
5.00%, 03/15/35	3,460	3,473,782
5.15%, 03/15/34	825	847,867
5.35%, 11/15/44	1,080	1,041,489
5.40%, 09/15/33(a)	1,230	1,280,579
5.40%, 03/15/55(a)	2,755	2,614,639
5.45%, 03/15/53	1,125	1,075,194
5.45%, 03/15/54	1,130	1,078,079
5.70%, 09/15/53(a)	1,450	1,437,841
5.75%, 11/01/32	785	838,960
5.88%, 08/01/33(a)	570	611,753
6.25%, 11/01/52	820	871,229
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)(b)	1,040	616,447
3.38%, 04/15/50(b)	1,028	694,365
3.73%, 10/15/70(b)	1,075	699,136
4.50%, 04/15/65(b)	505	380,616
4.90%, 04/01/77(b)	633	519,148
5.08%, 02/15/69(a)(b)(d)	1,650	1,454,928
5.38%, 12/01/41(a)(b)	637	589,958
5.67%, 12/01/52(b)	615	590,115
MassMutual Global Funding II
1.55%, 10/09/30(b)	1,608	1,408,124
2.15%, 03/09/31(a)(b)	948	841,860
2.35%, 01/14/27(a)(b)	625	610,950
4.30%, 10/22/27(b)	300	301,449
4.35%, 09/17/31(b)	895	892,832
Security	Par (000)	Value
Insurance (continued)
4.45%, 03/27/28(b)	$600	$606,965
4.55%, 05/07/30(b)	1,020	1,032,103
4.85%, 01/17/29(a)(b)	1,205	1,232,079
4.95%, 01/10/30(b)	1,025	1,051,077
5.05%, 12/07/27(a)(b)	1,240	1,265,869
5.05%, 06/14/28(a)(b)	1,465	1,503,504
5.05%, 08/26/35(b)	800	799,690
5.10%, 04/09/27(b)	1,275	1,295,538
5.15%, 05/30/29(a)(b)	975	1,006,187
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48, (5-year USD ICE Swap + 3.150%)(b)(d)	990	992,791
5.80%, 09/11/54, (5-year CMT + 3.033%)(b)(d)	2,350	2,393,153
6.10%, 06/11/55, (5-year CMT + 2.911%)(b)(d)	3,525	3,630,186
Mercury General Corp., 4.40%, 03/15/27	783	777,750
Met Tower Global Funding
1.25%, 09/14/26(a)(b)	937	909,890
4.00%, 10/01/27(b)	865	862,557
4.80%, 01/14/28(b)	800	812,833
4.85%, 01/16/27(a)(b)	700	706,720
5.25%, 04/12/29(a)(b)	870	899,848
MetLife Capital Trust IV, 7.88%, 12/15/67(a)(b)	1,144	1,258,262
MetLife Inc.
4.05%, 03/01/45	1,702	1,386,614
4.13%, 08/13/42	1,380	1,158,020
4.55%, 03/23/30	1,635	1,665,748
4.60%, 05/13/46	1,240	1,094,961
4.72%, 12/15/44	995	887,689
4.88%, 11/13/43	1,679	1,536,689
5.00%, 07/15/52	1,650	1,487,226
5.25%, 01/15/54(a)	1,630	1,531,001
5.30%, 12/15/34(a)	1,435	1,476,972
5.38%, 07/15/33	1,585	1,658,918
5.70%, 06/15/35(a)	1,906	2,019,588
5.88%, 02/06/41	1,251	1,300,039
6.38%, 06/15/34	1,383	1,534,146
6.40%, 12/15/66	1,934	2,025,206
6.50%, 12/15/32(a)	936	1,051,536
9.25%, 04/08/68(b)	625	742,747
10.75%, 08/01/69	1,001	1,338,102
Series G, 6.35%, 03/15/55, (5-year CMT + 2.078%)(d)	1,440	1,499,797
Metropolitan Life Global Funding I
1.55%, 01/07/31(a)(b)	1,210	1,051,728
1.88%, 01/11/27(b)	1,082	1,049,950
2.40%, 01/11/32(a)(b)	1,105	967,752
2.95%, 04/09/30(b)	1,805	1,702,113
3.00%, 09/19/27(b)	1,414	1,383,774
3.05%, 06/17/29(a)(b)	812	779,744
3.30%, 03/21/29(b)	735	714,902
3.45%, 12/18/26(a)(b)	1,609	1,595,441
4.15%, 08/25/28(b)	620	621,965
4.30%, 08/25/29(b)	1,040	1,043,429
4.40%, 06/30/27(a)(b)	965	970,767
4.85%, 01/08/29(a)(b)	1,525	1,560,414
4.90%, 01/09/30(a)(b)	600	614,803
5.05%, 06/11/27(a)(b)	870	883,900
5.05%, 01/06/28(a)(b)	945	965,429
5.05%, 01/08/34(b)	1,070	1,081,466
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.15%, 03/28/33(b)	$1,862	$1,914,390
5.40%, 09/12/28(b)	850	882,570
MGIC Investment Corp., 5.25%, 08/15/28	385	385,154
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.256%)(a)(b)(d)(e)	510	510,412
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42, (5-year CMT + 3.982%)(b)(d)	1,395	1,442,341
Munich Re America Corp., Series B, 7.45%, 12/15/26	165	172,245
Mutual of Omaha Companies Global Funding
4.51%, 06/09/28(a)(b)	640	645,052
4.75%, 10/15/29(b)	1,110	1,126,707
5.35%, 04/09/27(b)	955	971,194
5.45%, 12/12/28(b)	895	925,806
Mutual of Omaha Cos Global Funding, 5.00%, 04/01/30(a)(b)	830	849,657
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.950%)(a)(b)(d)	343	342,481
6.80%, 06/15/36(a)(b)	175	191,789
National Life Insurance Co., 5.25%, 07/19/68(a)(b)(d)	180	148,066
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)(b)	1,845	1,370,837
5.30%, 11/18/44(a)(b)	610	562,916
6.75%, 05/15/87	495	495,626
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(b)	1,934	1,487,760
4.95%, 04/22/44(a)(b)	692	590,509
7.88%, 04/01/33(b)	763	860,997
8.25%, 12/01/31(b)	629	735,022
9.38%, 08/15/39(b)	1,022	1,370,997
New York Life Global Funding
1.20%, 08/07/30(a)(b)	1,245	1,077,026
1.85%, 08/01/31(a)(b)	1,229	1,070,132
3.00%, 01/10/28(b)	1,172	1,144,850
3.25%, 04/07/27(b)	915	905,193
3.90%, 10/01/27(a)(b)	1,170	1,166,635
3.90%, 10/16/28(b)	80	78,947
4.15%, 07/25/28(b)	800	802,571
4.40%, 12/13/27(a)(b)	560	564,243
4.40%, 04/25/28(a)(b)	1,340	1,354,058
4.55%, 01/28/33(b)	1,820	1,798,451
4.60%, 12/05/29(b)	600	608,534
4.60%, 06/03/30(a)(b)	1,080	1,098,123
4.70%, 01/29/29(a)(b)	1,255	1,278,977
4.85%, 01/09/28(a)(b)	1,695	1,724,940
4.90%, 04/02/27(a)(b)	650	659,413
4.90%, 06/13/28(b)	1,424	1,456,735
5.00%, 06/06/29(b)	695	715,413
5.00%, 01/09/34(b)	1,220	1,238,895
5.35%, 01/23/35(b)	685	707,908
5.45%, 09/18/26(b)	1,270	1,287,715
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	1,966	1,440,107
4.45%, 05/15/69(a)(b)	1,490	1,137,630
5.88%, 05/15/33(b)	1,648	1,734,363
6.75%, 11/15/39(b)	1,741	1,963,020
Security	Par (000)	Value
Insurance (continued)
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.653%)(a)(b)(d)	$2,610	$2,332,148
2.90%, 09/16/51, (5-year CMT + 2.600%)(b)(d)	1,135	1,003,587
3.40%, 01/23/50, (5-year CMT + 2.612%)(a)(b)(d)	1,907	1,789,543
4.00%, 09/19/47, (5-year USD ICE Swap + 2.880%)(a)(b)(d)	520	511,920
5.95%, 04/16/54, (5-year CMT + 2.590%)(b)(d)	2,040	2,112,796
6.25%, 09/13/53, (5-year CMT + 2.954%)(b)(d)	1,225	1,290,895
6.50%, 04/30/55, (5-year CMT + 3.189%)(b)(d)	2,475	2,639,201
NLG Global Funding, 5.40%, 01/23/30(b)	1,320	1,372,023
NMI Holdings Inc., 6.00%, 08/15/29(a)	490	503,063
Northwestern Mutual Global Funding
1.70%, 06/01/28(a)(b)	1,125	1,059,896
1.75%, 01/11/27(b)	1,112	1,078,407
3.30%, 04/04/29(b)	100	97,058
4.11%, 09/12/27(b)	970	971,817
4.13%, 08/25/28(b)	375	376,306
4.35%, 09/15/27(b)	990	996,193
4.49%, 03/21/28(b)	905	916,393
4.60%, 06/03/30(a)(b)	780	793,340
4.71%, 01/10/29(b)	1,150	1,171,132
4.90%, 06/12/28(b)	1,540	1,576,790
4.96%, 01/13/30(a)(b)	970	995,580
5.07%, 03/25/27(a)(b)	865	878,394
5.16%, 05/28/31(b)	1,280	1,327,005
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(a)(b)	1,605	1,106,978
3.63%, 09/30/59(a)(b)	2,019	1,353,567
3.85%, 09/30/47(b)	2,222	1,677,804
6.06%, 03/30/40(b)	1,460	1,532,511
6.17%, 05/29/55(b)	1,610	1,679,186
Old Republic International Corp.
3.85%, 06/11/51	1,057	739,048
5.75%, 03/28/34	690	708,389
Omnis Funding Trust, 6.72%, 05/15/55(b)	1,360	1,404,504
OneAmerica Financial Partners Inc., 4.25%, 10/15/50(a)(b)	520	396,726
Pacific Life Global Funding II
1.45%, 01/20/28(b)	857	807,108
1.60%, 09/21/28(b)	647	598,459
2.45%, 01/11/32(a)(b)	1,000	868,727
4.45%, 05/01/28(b)	85	86,046
4.50%, 08/28/29(a)(b)	1,045	1,053,046
4.85%, 02/10/30(b)	445	454,551
4.88%, 07/17/32(b)	980	994,023
4.90%, 04/04/28(b)	790	805,799
4.90%, 01/11/29(b)	970	990,140
5.50%, 07/18/28(b)	770	796,804
Pacific Life Insurance Co.
4.30%, 10/24/67(b)(d)	1,430	1,118,283
9.25%, 06/15/39(b)	175	237,214
Pacific LifeCorp
3.35%, 09/15/50(a)(b)	1,180	792,123
5.13%, 01/30/43(b)	670	623,170
5.40%, 09/15/52(b)	1,075	1,018,704

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.60%, 09/15/33(a)(b)	$740	$811,848
PartnerRe Finance B LLC
3.70%, 07/02/29	1,245	1,218,313
4.50%, 10/01/50, (5-year CMT + 3.815%)(d)	745	697,597
Peachtree Corners Funding Trust II, 6.01%, 05/15/35(a)(b)	555	577,506
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	536	345,519
Pine Street Trust II, 5.57%, 02/15/49(a)(b)	830	763,197
Pine Street Trust III, 6.22%, 05/15/54(b)	965	958,455
Pricoa Global Funding I
1.20%, 09/01/26(b)	1,182	1,148,771
4.40%, 08/27/27(b)	635	639,176
4.65%, 08/27/31(b)	895	903,403
4.70%, 05/28/30(b)	1,075	1,092,621
4.75%, 08/26/32(b)	755	759,618
5.10%, 05/30/28(a)(b)	935	959,585
5.35%, 05/28/35(b)	1,270	1,302,001
Primerica Inc., 2.80%, 11/19/31	1,024	923,753
Principal Financial Group Inc.
2.13%, 06/15/30	833	754,201
3.10%, 11/15/26(a)	650	641,954
3.70%, 05/15/29	1,388	1,362,263
4.11%, 02/15/28(a)(b)	555	553,759
4.30%, 11/15/46(a)	675	558,295
4.35%, 05/15/43	615	524,683
4.63%, 09/15/42	680	607,664
5.38%, 03/15/33	635	655,632
5.50%, 03/15/53(a)	465	444,673
6.05%, 10/15/36	965	1,034,853
Principal Life Global Funding II
1.50%, 11/17/26(b)	709	686,779
1.50%, 08/27/30(a)(b)	1,127	981,843
1.63%, 11/19/30(a)(b)	375	325,209
2.50%, 09/16/29(a)(b)	692	647,817
4.25%, 08/18/28(b)	240	240,515
4.60%, 08/19/27(b)	1,105	1,113,410
4.80%, 01/09/28(a)(b)	560	568,005
4.95%, 11/27/29(a)(b)	645	659,021
5.00%, 01/16/27(b)	750	758,300
5.10%, 01/25/29(a)(b)	1,360	1,395,294
5.50%, 06/28/28(b)	790	815,712
Progressive Corp. (The)
2.45%, 01/15/27	900	880,802
2.50%, 03/15/27	860	840,152
3.00%, 03/15/32(a)	682	626,655
3.20%, 03/26/30	925	890,474
3.70%, 01/26/45	592	461,428
3.70%, 03/15/52	740	548,251
3.95%, 03/26/50	567	439,493
4.00%, 03/01/29	1,248	1,247,928
4.13%, 04/15/47	1,546	1,266,455
4.20%, 03/15/48	1,205	993,926
4.35%, 04/25/44	770	659,514
4.95%, 06/15/33	895	913,258
6.25%, 12/01/32	705	780,837
6.63%, 03/01/29	815	880,374
Protective Life Corp.
3.40%, 01/15/30(a)(b)	716	686,411
4.30%, 09/30/28(b)	662	661,732
5.35%, 08/10/52(b)	150	142,711
Security	Par (000)	Value
Insurance (continued)
Protective Life Global Funding
1.30%, 09/20/26(b)	$743	$721,266
1.74%, 09/21/30(a)(b)	1,215	1,073,319
1.90%, 07/06/28(b)	785	737,338
4.34%, 09/13/27(a)(b)	450	451,943
4.71%, 07/06/27(b)	570	575,321
4.77%, 12/09/29(b)	645	657,633
4.80%, 06/05/30(b)	780	794,542
4.99%, 01/12/27(b)	705	712,294
5.22%, 06/12/29(b)	640	662,881
5.43%, 01/14/32(b)	810	839,932
5.47%, 12/08/28(b)	1,100	1,141,689
Prudential Financial Inc.
2.10%, 03/10/30(a)	965	889,083
3.00%, 03/10/40	910	696,917
3.70%, 10/01/50, (5-year CMT + 3.035%)(d)	1,260	1,164,077
3.70%, 03/13/51	2,378	1,735,701
3.88%, 03/27/28	1,190	1,189,557
3.91%, 12/07/47	1,632	1,270,927
3.94%, 12/07/49	1,667	1,267,453
4.35%, 02/25/50(a)	1,529	1,252,977
4.42%, 03/27/48	969	799,881
4.50%, 09/15/47(a)(d)	947	931,954
4.60%, 05/15/44	1,120	987,152
5.13%, 03/01/52, (5-year CMT + 3.162%)(d)	1,390	1,362,098
5.20%, 03/14/35	1,520	1,546,607
5.70%, 12/14/36	1,253	1,320,878
5.70%, 09/15/48(d)	1,497	1,520,784
5.75%, 07/15/33	881	945,364
6.00%, 09/01/52, (5-year CMT + 3.234%)(d)	1,775	1,831,463
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)(d)	1,230	1,292,804
6.63%, 12/01/37	635	715,182
6.63%, 06/21/40	570	640,430
6.75%, 03/01/53, (5-year CMT + 2.848%)(d)	670	706,659
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	1,704	1,628,278
3.63%, 03/24/32	715	671,697
Reinsurance Group of America Inc.
3.15%, 06/15/30	1,386	1,312,575
3.90%, 05/15/29	1,080	1,065,860
3.95%, 09/15/26	850	847,257
5.75%, 09/15/34	1,125	1,159,854
6.00%, 09/15/33(a)	730	770,855
Reliance Standard Life Global Funding II
1.51%, 09/28/26(a)(b)	634	614,910
2.75%, 01/21/27(a)(b)	462	448,941
5.28%, 11/07/29(b)	135	138,044
RenaissanceRe Finance Inc., 3.45%, 07/01/27	804	792,439
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	860	836,071
5.75%, 06/05/33	1,110	1,153,662
5.80%, 04/01/35	825	855,406
RGA Global Funding
2.00%, 11/30/26(a)(b)	690	671,060
2.70%, 01/18/29(b)	880	832,318
4.35%, 08/25/28(b)	575	576,596
5.00%, 08/25/32(b)	575	577,205
5.05%, 12/06/31(a)(b)	1,085	1,104,767
5.25%, 01/09/30(a)(b)	785	811,561
5.45%, 05/24/29(b)	1,405	1,457,738
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.50%, 01/11/31(b)	$1,170	$1,222,873
6.00%, 11/21/28(b)	595	625,279
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	225	224,802
Sammons Financial Group Global Funding
4.95%, 06/12/30(b)	1,135	1,152,771
5.05%, 01/10/28(b)	160	162,745
5.10%, 12/10/29(a)(b)	170	174,438
Sammons Financial Group Inc.
3.35%, 04/16/31(b)	1,335	1,239,741
4.45%, 05/12/27(b)	880	878,114
4.75%, 04/08/32(a)(b)	870	842,146
6.88%, 04/15/34(a)(b)	1,100	1,192,383
SBL Holdings Inc.
5.00%, 02/18/31(a)(b)	1,120	1,037,907
5.13%, 11/13/26(b)	610	606,992
7.20%, 10/30/34(a)(b)	865	851,316
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	565	491,074
Selective Insurance Group Inc.
5.38%, 03/01/49	540	480,210
5.90%, 04/15/35	460	474,616
SiriusPoint Ltd., 7.00%, 04/05/29	245	259,342
Sompo International Holdings Ltd., 7.00%, 07/15/34	400	446,681
Stewart Information Services Corp., 3.60%, 11/15/31	961	864,316
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.747%)(a)(b)(d)	1,203	1,108,231
4.00%, 09/14/77(a)(b)(d)	1,520	1,496,520
5.88%, (5-year CMT + 2.841%)(a)(b)(d)(e)	1,440	1,466,648
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(b)(d)	1,014	1,017,175
Swiss RE Subordinated Finance PLC
5.70%, 04/05/35, (3-mo. CME Term SOFR + 1.813%)(b)(d)	750	766,800
6.19%, 04/01/46, (3-mo. CME Term SOFR + 2.125%)(b)(d)	1,225	1,235,180
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	525	441,190
Symetra Financial Corp., 5.87%, 04/03/32(b)	330	340,706
Symetra Life Insurance Co., 6.55%, 10/01/55(b)	20	20,329
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(a)(b)	1,927	1,282,334
4.27%, 05/15/47(b)	3,191	2,571,690
4.90%, 09/15/44(b)	2,479	2,228,547
6.85%, 12/16/39(b)	1,834	2,079,947
Transatlantic Holdings Inc., 8.00%, 11/30/39	615	771,271
Travelers Companies Inc. (The)
2.55%, 04/27/50	785	464,548
3.05%, 06/08/51	1,215	789,428
3.75%, 05/15/46	877	683,160
4.00%, 05/30/47	1,166	934,831
4.05%, 03/07/48	2,198	1,770,512
4.10%, 03/04/49	1,017	814,767
4.30%, 08/25/45	788	662,778
4.60%, 08/01/43	975	863,388
5.05%, 07/24/35	365	367,285
5.35%, 11/01/40	1,304	1,318,076
5.45%, 05/25/53	1,010	981,321
Security	Par (000)	Value
Insurance (continued)
5.70%, 07/24/55	$480	$480,665
6.25%, 06/15/37	1,210	1,333,373
6.75%, 06/20/36(a)	885	1,015,843
Travelers Property Casualty Corp., 6.38%, 03/15/33	1,014	1,134,383
Trinity Acquisition PLC, 6.13%, 08/15/43(a)	397	401,469
Trustage Financial Group Inc., 4.63%, 04/15/32(b)	485	461,447
Unum Group
4.00%, 06/15/29	656	646,277
4.05%, 08/15/41(b)	870	691,762
4.13%, 06/15/51	830	610,557
4.50%, 12/15/49	900	710,522
5.75%, 08/15/42	831	808,342
6.00%, 06/15/54	380	370,313
W R Berkley Corp.
3.15%, 09/30/61	540	326,417
3.55%, 03/30/52(a)	587	402,744
4.00%, 05/12/50	655	492,658
4.75%, 08/01/44	880	776,978
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	805	840,279
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(b)	605	404,672
5.15%, 01/15/49(b)	910	814,684
Western-Southern Global Funding
4.50%, 07/16/28(a)(b)	475	478,181
4.90%, 05/01/30(b)	760	774,771
Willis North America Inc.
2.95%, 09/15/29	1,315	1,245,092
3.88%, 09/15/49	911	669,561
4.50%, 09/15/28(a)	1,132	1,141,877
4.65%, 06/15/27	825	830,364
5.05%, 09/15/48(a)	725	642,847
5.35%, 05/15/33	650	668,600
5.90%, 03/05/54	1,325	1,306,433
WR Berkley Corp., 6.25%, 02/15/37(a)	415	443,431
XL Group Ltd., 5.25%, 12/15/43	420	400,392
		722,116,384
Internet — 1.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	2,000	1,797,980
2.70%, 02/09/41(a)	1,825	1,323,131
3.15%, 02/09/51	2,630	1,772,914
3.25%, 02/09/61	1,160	745,327
3.40%, 12/06/27(a)	4,032	3,980,853
4.00%, 12/06/37(a)	1,858	1,695,608
4.20%, 12/06/47(a)	2,990	2,480,753
4.40%, 12/06/57(a)	1,390	1,148,002
4.50%, 11/28/34(a)	1,027	1,008,135
4.88%, 05/26/30(a)(b)	2,035	2,097,302
5.25%, 05/26/35(a)(b)	1,620	1,678,305
5.63%, 11/26/54(a)(b)	950	955,352
Alphabet Inc.
0.80%, 08/15/27(a)	2,445	2,312,582
1.10%, 08/15/30(a)	3,956	3,458,144
1.90%, 08/15/40	2,295	1,534,947
2.05%, 08/15/50	4,145	2,262,432
2.25%, 08/15/60(a)	3,302	1,712,021
4.00%, 05/15/30	1,500	1,509,696
4.50%, 05/15/35	2,200	2,182,042

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.25%, 05/15/55	$2,045	$1,991,968
5.30%, 05/15/65	1,245	1,197,381
Amazon.com Inc.
1.20%, 06/03/27	1,995	1,908,544
1.50%, 06/03/30	3,364	3,004,609
1.65%, 05/12/28	3,530	3,335,903
2.10%, 05/12/31	4,620	4,143,761
2.50%, 06/03/50	4,114	2,448,867
2.70%, 06/03/60	3,246	1,855,089
2.88%, 05/12/41	3,372	2,529,721
3.10%, 05/12/51	5,235	3,513,907
3.15%, 08/22/27(a)	5,501	5,430,268
3.25%, 05/12/61	2,631	1,695,100
3.30%, 04/13/27	3,057	3,032,042
3.45%, 04/13/29	2,160	2,130,054
3.60%, 04/13/32	3,930	3,783,188
3.88%, 08/22/37	4,490	4,079,924
3.95%, 04/13/52	4,029	3,157,343
4.05%, 08/22/47	5,823	4,802,101
4.10%, 04/13/62	1,765	1,372,485
4.25%, 08/22/57	3,678	2,993,005
4.55%, 12/01/27	3,380	3,427,827
4.65%, 12/01/29	2,570	2,638,714
4.70%, 12/01/32	3,260	3,332,544
4.80%, 12/05/34(a)	1,970	2,017,267
4.95%, 12/05/44	2,323	2,247,309
Baidu Inc.
1.63%, 02/23/27(a)	285	274,917
2.38%, 10/09/30	100	91,610
2.38%, 08/23/31(a)	615	555,553
3.43%, 04/07/30(a)	440	425,862
3.63%, 07/06/27(a)	610	604,956
4.38%, 03/29/28	594	597,987
4.88%, 11/14/28(a)	455	464,907
Booking Holdings Inc., 3.55%, 03/15/28(a)	1,156	1,142,996
eBay Inc.
2.60%, 05/10/31(a)	1,516	1,377,388
2.70%, 03/11/30	1,737	1,624,741
3.60%, 06/05/27	1,307	1,296,434
3.65%, 05/10/51	1,555	1,122,663
4.00%, 07/15/42	1,406	1,151,351
5.95%, 11/22/27	660	684,943
6.30%, 11/22/32	570	624,636
Expedia Group Inc.
2.95%, 03/15/31	1,199	1,107,578
3.25%, 02/15/30(a)	2,096	1,997,510
3.80%, 02/15/28	1,912	1,893,567
4.63%, 08/01/27	1,169	1,176,453
5.40%, 02/15/35	1,605	1,630,839
JD.com Inc.
3.38%, 01/14/30	364	352,532
4.13%, 01/14/50	100	79,983
Meituan
3.05%, 10/28/30(a)(b)	1,290	1,202,864
4.50%, 04/02/28(b)	825	826,376
4.63%, 10/02/29(a)(b)	1,535	1,539,605
Meta Platforms Inc.
3.50%, 08/15/27	5,442	5,409,837
3.85%, 08/15/32(a)	4,894	4,729,911
4.30%, 08/15/29	1,940	1,965,266
4.45%, 08/15/52	4,590	3,824,233
Security	Par (000)	Value
Internet (continued)
4.55%, 08/15/31	$2,425	$2,472,239
4.60%, 05/15/28	2,565	2,615,109
4.65%, 08/15/62	2,767	2,304,894
4.75%, 08/15/34(a)	3,815	3,834,309
4.80%, 05/15/30	2,545	2,626,956
4.95%, 05/15/33	2,880	2,960,412
5.40%, 08/15/54	5,290	5,074,605
5.55%, 08/15/64	4,160	4,025,244
5.60%, 05/15/53(a)	4,200	4,151,867
5.75%, 05/15/63	2,826	2,816,670
Netflix Inc.
4.38%, 11/15/26	1,845	1,856,016
4.88%, 04/15/28	3,025	3,093,854
4.88%, 06/15/30(b)	2,199	2,262,625
4.90%, 08/15/34(a)	830	848,386
5.38%, 11/15/29(b)	1,845	1,933,034
5.40%, 08/15/54	1,315	1,281,783
5.88%, 11/15/28	3,597	3,798,998
6.38%, 05/15/29	1,845	1,991,375
Prosus NV
3.06%, 07/13/31(b)	2,142	1,924,667
3.26%, 01/19/27(b)	880	863,438
3.68%, 01/21/30(b)	2,116	2,015,917
3.83%, 02/08/51(b)	2,727	1,787,287
4.03%, 08/03/50(b)	1,955	1,324,008
4.19%, 01/19/32(b)	1,285	1,221,662
4.85%, 07/06/27(b)	335	336,531
4.99%, 01/19/52(a)(b)	1,710	1,343,860
Tencent Holdings Ltd.
2.39%, 06/03/30(b)	3,251	3,013,181
2.88%, 04/22/31(b)	1,115	1,042,498
3.24%, 06/03/50(b)	2,885	2,039,687
3.29%, 06/03/60(a)(b)	875	585,004
3.60%, 01/19/28(b)	3,039	3,011,650
3.68%, 04/22/41(a)(b)	1,130	929,300
3.84%, 04/22/51(a)(b)	2,965	2,321,434
3.93%, 01/19/38(a)(b)	1,074	980,697
3.94%, 04/22/61(b)	1,705	1,310,017
3.98%, 04/11/29(b)	4,479	4,462,683
4.53%, 04/11/49(a)(b)	1,905	1,686,128
Tencent Music Entertainment Group, 2.00%, 09/03/30	1,075	962,197
Uber Technologies Inc.
4.30%, 01/15/30	1,985	1,990,423
4.50%, 08/15/29(a)(b)	2,435	2,433,033
4.80%, 09/15/34(a)	2,370	2,342,901
5.35%, 09/15/54(a)	1,975	1,854,411
6.25%, 01/15/28(b)	1,440	1,441,369
7.50%, 09/15/27(b)	250	249,951
VeriSign Inc.
2.70%, 06/15/31	1,540	1,388,016
4.75%, 07/15/27	1,155	1,155,037
5.25%, 06/01/32	490	499,694
Weibo Corp., 3.38%, 07/08/30	1,145	1,082,781
		245,049,783
Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29	1,117	1,112,771
6.00%, 06/17/34(a)	825	871,293
6.35%, 06/17/54(a)	785	795,028
6.55%, 11/29/27	2,130	2,222,152
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
6.75%, 03/01/41(a)	$1,001	$1,061,430
6.80%, 11/29/32(a)	1,490	1,649,825
7.00%, 10/15/39	1,224	1,357,026
Gerdau Trade Inc., 5.75%, 06/09/35	1,310	1,334,235
GUSAP III LP
4.25%, 01/21/30(b)	725	703,995
7.25%, 04/16/44(b)	185	211,759
Nucor Corp.
2.70%, 06/01/30	679	633,692
2.98%, 12/15/55	712	431,529
3.13%, 04/01/32	975	891,939
3.85%, 04/01/52	915	685,634
3.95%, 05/01/28	1,165	1,163,126
4.30%, 05/23/27	955	957,418
4.40%, 05/01/48	900	746,579
4.65%, 06/01/30	980	994,619
5.10%, 06/01/35	967	973,717
5.20%, 08/01/43	280	268,350
6.40%, 12/01/37	980	1,078,906
POSCO
4.50%, 08/04/27(b)	145	145,564
4.88%, 01/23/27(a)(b)	595	599,358
5.75%, 01/17/28(b)	710	733,071
5.88%, 01/17/33(b)	150	158,051
POSCO Holdings Inc.
5.13%, 05/07/30(b)	105	107,732
5.75%, 05/07/35(b)	120	125,123
Reliance Inc.
2.15%, 08/15/30	1,099	984,982
6.85%, 11/15/36(a)	500	558,077
Steel Dynamics Inc.
1.65%, 10/15/27	337	319,189
3.25%, 01/15/31	950	893,749
3.25%, 10/15/50(a)	771	507,458
3.45%, 04/15/30	1,270	1,216,939
5.00%, 12/15/26(a)	746	746,434
5.25%, 05/15/35	1,075	1,088,526
5.38%, 08/15/34(a)	1,105	1,129,361
5.75%, 05/15/55(a)	485	472,873
Vale Overseas Ltd.
3.75%, 07/08/30	1,860	1,771,644
6.13%, 06/12/33(a)	1,900	2,007,295
6.40%, 06/28/54(a)	2,470	2,470,479
6.88%, 11/21/36(a)	1,268	1,396,239
6.88%, 11/10/39(a)	1,053	1,158,708
Vale SA, 5.63%, 09/11/42	562	560,922
		39,296,797
Leisure Time — 0.1%
Brunswick Corp.
2.40%, 08/18/31(a)	1,045	902,796
4.40%, 09/15/32(a)	732	688,121
5.10%, 04/01/52	474	359,637
Brunswick Corp./DE, 5.85%, 03/18/29(a)	600	621,737
Carnival Corp.
4.00%, 08/01/28(a)(b)	940	923,212
7.00%, 08/15/29(a)(b)	585	616,048
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(a)(b)	715	701,923
5.95%, 06/11/29(b)	1,135	1,175,377
6.50%, 03/10/28(b)	1,355	1,414,338
Harley-Davidson Inc., 4.63%, 07/28/45(a)	593	469,495
Security	Par (000)	Value
Leisure Time (continued)
Polaris Inc., 6.95%, 03/15/29	$695	$735,829
Royal Caribbean Cruises Ltd.
5.50%, 04/01/28(b)	2,510	2,554,806
5.63%, 09/30/31(b)	2,545	2,585,664
6.00%, 02/01/33(b)	3,055	3,134,341
6.25%, 03/15/32(b)	1,515	1,563,601
7.50%, 10/15/27(a)	60	63,445
		18,510,370
Lodging — 0.3%
Choice Hotels International Inc.
3.70%, 12/01/29	888	847,873
3.70%, 01/15/31(a)	1,112	1,041,378
5.85%, 08/01/34	955	966,024
Hyatt Hotels Corp.
4.38%, 09/15/28	1,146	1,147,170
5.05%, 03/30/28	1,260	1,281,038
5.25%, 06/30/29	755	774,901
5.38%, 12/15/31	980	1,003,896
5.50%, 06/30/34	455	459,456
5.75%, 01/30/27	695	707,596
5.75%, 04/23/30	905	941,755
5.75%, 03/30/32(a)	960	994,498
Las Vegas Sands Corp.
3.90%, 08/08/29(a)	1,230	1,186,346
5.63%, 06/15/28	765	783,208
5.90%, 06/01/27	995	1,014,532
6.00%, 08/15/29	1,095	1,137,260
6.00%, 06/14/30	300	312,738
6.20%, 08/15/34	785	811,986
Marriott International Inc., 5.50%, 04/15/37	2,505	2,513,918
Marriott International Inc./MD
4.20%, 07/15/27(a)	290	290,450
4.50%, 10/15/31	475	471,006
4.50%, 10/01/34(a)	700	673,599
4.80%, 03/15/30	595	604,694
4.88%, 05/15/29	890	906,438
4.90%, 04/15/29	1,222	1,245,923
5.00%, 10/15/27	1,645	1,671,145
5.10%, 04/15/32(a)	830	846,773
5.25%, 10/15/35	475	471,490
5.30%, 05/15/34	1,630	1,653,400
5.35%, 03/15/35	1,660	1,675,967
5.45%, 09/15/26	525	531,236
5.55%, 10/15/28	1,100	1,143,028
Series AA, 4.65%, 12/01/28	550	556,466
Series FF, 4.63%, 06/15/30(a)	1,702	1,713,744
Series GG, 3.50%, 10/15/32	1,875	1,719,436
Series HH, 2.85%, 04/15/31	1,882	1,726,297
Series II, 2.75%, 10/15/33(a)	545	466,125
Series X, 4.00%, 04/15/28	1,162	1,158,130
Sands China Ltd.
2.30%, 03/08/27	680	657,772
2.85%, 03/08/29	1,037	970,851
3.25%, 08/08/31	1,195	1,083,434
4.38%, 06/18/30(a)	1,340	1,305,633
5.40%, 08/08/28	3,250	3,311,620
		44,780,230

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 1.0%
AGCO Corp.
5.45%, 03/21/27	$720	$729,300
5.80%, 03/21/34(a)	1,160	1,194,180
Caterpillar Financial Services Corp.
1.10%, 09/14/27	1,797	1,701,571
1.15%, 09/14/26	765	743,191
1.70%, 01/08/27	1,151	1,117,667
3.60%, 08/12/27(a)	1,394	1,385,941
4.38%, 08/16/29(a)	1,140	1,155,760
4.40%, 10/15/27	1,540	1,555,350
4.40%, 03/03/28(a)	650	657,516
4.45%, 10/16/26	795	798,812
4.50%, 01/07/27	350	352,531
4.50%, 01/08/27	480	483,613
4.60%, 11/15/27	1,000	1,014,145
4.70%, 11/15/29	1,620	1,659,626
4.80%, 01/08/30	915	943,268
4.85%, 02/27/29	1,115	1,145,182
5.00%, 05/14/27	695	707,073
Series K, 4.10%, 08/15/28	875	877,953
Caterpillar Inc.
1.90%, 03/12/31(a)	1,052	937,888
2.60%, 09/19/29(a)	1,010	955,782
2.60%, 04/09/30	1,447	1,359,569
3.25%, 09/19/49	1,609	1,124,868
3.25%, 04/09/50	1,814	1,268,086
3.80%, 08/15/42(a)	2,672	2,200,863
4.30%, 05/15/44	1,019	881,019
4.75%, 05/15/64	720	625,928
5.20%, 05/15/35	1,765	1,808,475
5.20%, 05/27/41	1,491	1,474,862
5.30%, 09/15/35	615	635,741
5.50%, 05/15/55(a)	420	416,598
6.05%, 08/15/36(a)	715	782,953
CNH Industrial Capital LLC
4.50%, 10/08/27	755	759,210
4.55%, 04/10/28(a)	1,170	1,180,543
4.75%, 03/21/28	885	894,891
5.10%, 04/20/29	1,250	1,282,226
5.50%, 01/12/29	910	943,426
CNH Industrial NV, 3.85%, 11/15/27	1,012	1,007,290
Deere & Co.
2.88%, 09/07/49	954	624,776
3.10%, 04/15/30(a)	1,306	1,251,113
3.75%, 04/15/50	1,789	1,371,382
3.90%, 06/09/42	1,550	1,312,916
5.38%, 10/16/29(a)	998	1,048,589
5.45%, 01/16/35	1,935	2,017,442
5.70%, 01/19/55	1,095	1,118,563
7.13%, 03/03/31(a)	567	647,805
8.10%, 05/15/30(a)	430	503,382
Dover Corp.
2.95%, 11/04/29	923	878,010
5.38%, 10/15/35(a)	573	595,606
5.38%, 03/01/41	662	646,127
6.60%, 03/15/38	440	487,832
Eaton Capital ULC, 4.45%, 05/09/30	1,370	1,383,431
Flowserve Corp.
2.80%, 01/15/32	810	710,090
3.50%, 10/01/30	965	917,890
Security	Par (000)	Value
Machinery (continued)
IDEX Corp.
2.63%, 06/15/31	$885	$800,799
3.00%, 05/01/30(a)	1,055	992,419
4.95%, 09/01/29	580	592,745
Ingersoll Rand Inc.
5.18%, 06/15/29	1,000	1,032,920
5.20%, 06/15/27	1,150	1,169,606
5.31%, 06/15/31(a)	1,010	1,054,345
5.40%, 08/14/28(a)	1,105	1,142,787
5.45%, 06/15/34	1,185	1,225,934
5.70%, 08/14/33	1,555	1,638,813
5.70%, 06/15/54(a)	1,035	1,023,129
John Deere Capital Corp.
1.30%, 10/13/26	642	623,657
1.45%, 01/15/31	965	841,624
1.50%, 03/06/28	872	822,005
1.70%, 01/11/27	867	842,127
1.75%, 03/09/27(a)	863	834,713
2.00%, 06/17/31	1,175	1,041,179
2.25%, 09/14/26	783	768,807
2.35%, 03/08/27	785	766,906
2.45%, 01/09/30	1,001	935,952
2.80%, 09/08/27	853	835,261
2.80%, 07/18/29	1,087	1,039,171
3.05%, 01/06/28	900	882,575
3.35%, 04/18/29	1,175	1,149,106
3.45%, 03/07/29	1,163	1,141,595
3.90%, 06/07/32(a)	1,015	984,080
4.15%, 09/15/27	1,400	1,407,065
4.20%, 07/15/27(a)	1,315	1,323,078
4.35%, 09/15/32(a)	915	905,468
4.38%, 10/15/30	800	806,333
4.40%, 09/08/31	2,376	2,388,580
4.50%, 01/08/27(a)	1,025	1,032,777
4.50%, 01/16/29	2,259	2,294,702
4.65%, 01/07/28	1,055	1,072,556
4.70%, 06/10/30	1,720	1,765,055
4.75%, 01/20/28(a)	1,760	1,792,895
4.85%, 03/05/27	675	684,108
4.85%, 06/11/29	1,490	1,532,915
4.85%, 10/11/29(a)	847	874,303
4.90%, 06/11/27	1,380	1,404,807
4.90%, 03/03/28	1,170	1,197,015
4.90%, 03/07/31	1,785	1,838,895
4.95%, 07/14/28	2,105	2,162,761
5.10%, 04/11/34	1,695	1,737,710
5.15%, 09/08/26	450	455,330
5.15%, 09/08/33(a)	1,600	1,659,100
Series ., 4.50%, 01/08/27	500	503,794
Series 1, 5.05%, 06/12/34	1,225	1,250,661
Series I, 4.25%, 06/05/28	1,340	1,351,284
Series I, 4.55%, 06/05/30	1,530	1,554,003
Komatsu Finance America Inc., 5.50%, 10/06/27(b)	570	584,279
Nordson Corp.
4.50%, 12/15/29	885	892,493
5.60%, 09/15/28	640	663,358
5.80%, 09/15/33	455	482,835
nVent Finance SARL
2.75%, 11/15/31(a)	561	498,409
4.55%, 04/15/28	863	864,202
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
5.65%, 05/15/33(a)	$750	$771,575
Oshkosh Corp.
3.10%, 03/01/30	715	672,729
4.60%, 05/15/28	790	795,315
Otis Worldwide Corp.
2.29%, 04/05/27	800	778,827
2.57%, 02/15/30	2,719	2,534,506
3.11%, 02/15/40	1,246	961,025
3.36%, 02/15/50	1,252	867,712
5.13%, 11/19/31(a)	1,420	1,469,550
5.25%, 08/16/28	1,080	1,113,547
Regal Rexnord Corp.
6.05%, 04/15/28	1,995	2,065,412
6.30%, 02/15/30	1,975	2,092,207
6.40%, 04/15/33(a)	1,965	2,090,534
Rockwell Automation Inc.
1.75%, 08/15/31(a)	1,390	1,208,999
2.80%, 08/15/61	680	390,962
3.50%, 03/01/29	753	737,973
4.20%, 03/01/49	1,082	884,109
6.25%, 12/01/37	312	352,556
6.70%, 01/15/28(a)	434	459,302
Weir Group Inc., 5.35%, 05/06/30(b)	25	25,528
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	1,258	1,245,763
4.70%, 09/15/28	2,344	2,374,580
4.90%, 05/29/30	940	960,922
5.50%, 05/29/35	840	861,865
5.61%, 03/11/34	750	778,380
Xylem Inc./New York
1.95%, 01/30/28	1,288	1,230,328
2.25%, 01/30/31(a)	1,113	1,000,045
3.25%, 11/01/26(a)	796	787,067
4.38%, 11/01/46	685	563,922
		145,516,117
Manufacturing — 0.5%
3M Co.
2.25%, 09/19/26(a)	1,108	1,086,492
2.38%, 08/26/29	1,871	1,752,490
2.88%, 10/15/27	1,668	1,629,344
3.05%, 04/15/30	1,403	1,333,667
3.13%, 09/19/46(a)	1,288	880,481
3.25%, 08/26/49(a)	1,655	1,119,274
3.38%, 03/01/29	1,352	1,319,323
3.63%, 09/14/28	1,319	1,303,681
3.63%, 10/15/47	763	561,556
3.70%, 04/15/50(a)	1,077	782,766
3.88%, 06/15/44	500	394,855
4.00%, 09/14/48	1,745	1,373,751
4.80%, 03/15/30	635	649,390
5.15%, 03/15/35	925	939,732
5.70%, 03/15/37(a)	1,030	1,083,551
Carlisle Companies Inc.
2.20%, 03/01/32	865	739,404
2.75%, 03/01/30	1,550	1,448,709
3.75%, 12/01/27	1,405	1,391,886
5.25%, 09/15/35	310	310,043
5.55%, 09/15/40	250	250,221
Eaton Corp.
3.10%, 09/15/27	1,247	1,226,258
3.92%, 09/15/47	632	502,589
Security	Par (000)	Value
Manufacturing (continued)
4.00%, 11/02/32	$935	$907,816
4.15%, 03/15/33	1,840	1,797,087
4.15%, 11/02/42	1,798	1,541,637
4.35%, 05/18/28	1,245	1,256,951
4.70%, 08/23/52(a)	1,175	1,041,538
Illinois Tool Works Inc.
2.65%, 11/15/26	1,706	1,682,076
3.90%, 09/01/42	1,765	1,465,219
4.88%, 09/15/41	1,160	1,091,996
Parker-Hannifin Corp.
3.25%, 03/01/27	1,078	1,065,501
3.25%, 06/14/29	2,146	2,079,715
4.00%, 06/14/49	1,257	990,280
4.10%, 03/01/47	1,195	968,677
4.20%, 11/21/34(a)	779	747,816
4.25%, 09/15/27	2,225	2,232,837
4.45%, 11/21/44	967	834,784
4.50%, 09/15/29	1,889	1,915,077
6.25%, 05/15/38	440	482,852
Pentair Finance SARL
4.50%, 07/01/29	925	929,527
5.90%, 07/15/32	704	742,026
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	2,358	2,237,990
2.15%, 03/11/31(a)(b)	2,696	2,424,575
2.35%, 10/15/26(a)(b)	2,575	2,527,455
2.88%, 03/11/41(b)	2,335	1,734,888
3.30%, 09/15/46(a)(b)	1,771	1,296,733
3.40%, 03/16/27(b)	1,825	1,812,298
4.20%, 03/16/47(b)	2,364	1,982,096
4.40%, 05/27/45(b)	2,827	2,457,108
Siemens Funding BV
4.35%, 05/26/28(b)	1,510	1,524,617
4.60%, 05/28/30(b)	1,590	1,617,476
4.90%, 05/28/32(b)	1,590	1,625,876
5.20%, 05/28/35(b)	1,945	2,000,711
5.80%, 05/28/55(b)	2,050	2,112,367
5.90%, 05/28/65(b)	1,205	1,248,231
Teledyne Technologies Inc.
2.25%, 04/01/28	1,090	1,038,387
2.75%, 04/01/31	1,814	1,662,179
Textron Inc.
2.45%, 03/15/31	827	743,838
3.00%, 06/01/30	1,155	1,084,834
3.38%, 03/01/28	667	652,907
3.65%, 03/15/27	665	658,005
3.90%, 09/17/29	930	917,363
5.50%, 05/15/35	880	896,094
6.10%, 11/15/33	630	674,433
		80,783,336
Media — 2.0%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.85%, 12/01/35	1,025	1,026,810
6.70%, 12/01/55	825	815,043
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	2,625	2,442,264
2.30%, 02/01/32	1,770	1,499,642
2.80%, 04/01/31	2,265	2,038,071

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.50%, 06/01/41	$2,545	$1,829,527
3.50%, 03/01/42	2,289	1,624,941
3.70%, 04/01/51(a)	3,494	2,250,094
3.75%, 02/15/28	2,167	2,135,114
3.85%, 04/01/61	3,057	1,865,506
3.90%, 06/01/52	3,865	2,561,272
3.95%, 06/30/62	2,245	1,396,555
4.20%, 03/15/28	2,208	2,194,953
4.40%, 04/01/33	1,625	1,527,779
4.40%, 12/01/61	2,374	1,612,053
4.80%, 03/01/50	4,294	3,322,245
5.05%, 03/30/29	2,846	2,890,511
5.13%, 07/01/49(a)	2,000	1,625,350
5.25%, 04/01/53(a)	2,480	2,027,097
5.38%, 04/01/38	1,230	1,152,781
5.38%, 05/01/47	4,216	3,582,641
5.50%, 04/01/63	1,690	1,383,297
5.75%, 04/01/48	4,010	3,573,789
6.10%, 06/01/29	1,735	1,823,711
6.15%, 11/10/26	1,720	1,745,787
6.38%, 10/23/35	3,391	3,533,489
6.48%, 10/23/45	5,637	5,482,942
6.55%, 06/01/34	2,475	2,625,455
6.65%, 02/01/34	1,530	1,631,975
6.83%, 10/23/55	850	849,323
Comcast Corp.
1.50%, 02/15/31(a)	3,335	2,875,596
1.95%, 01/15/31	2,682	2,376,625
2.35%, 01/15/27(a)	2,076	2,029,229
2.45%, 08/15/52(a)	2,483	1,328,088
2.65%, 02/01/30	2,684	2,515,858
2.65%, 08/15/62	1,908	979,502
2.80%, 01/15/51	2,933	1,738,592
2.89%, 11/01/51	8,450	5,059,058
2.94%, 11/01/56	9,842	5,666,540
2.99%, 11/01/63	6,181	3,437,883
3.15%, 02/15/28(a)	3,328	3,263,044
3.20%, 07/15/36(a)	1,712	1,442,685
3.25%, 11/01/39	2,378	1,872,751
3.30%, 02/01/27	2,142	2,118,020
3.30%, 04/01/27	1,416	1,400,233
3.40%, 04/01/30	2,677	2,589,019
3.40%, 07/15/46	2,291	1,621,096
3.45%, 02/01/50	2,828	1,923,523
3.55%, 05/01/28	1,916	1,893,073
3.75%, 04/01/40(a)	2,709	2,250,343
3.90%, 03/01/38	2,107	1,834,465
3.97%, 11/01/47	3,086	2,360,641
4.00%, 08/15/47	1,662	1,277,287
4.00%, 03/01/48	1,679	1,284,648
4.00%, 11/01/49	3,471	2,613,989
4.05%, 11/01/52	1,551	1,155,550
4.15%, 10/15/28	6,997	7,019,315
4.20%, 08/15/34(a)	1,931	1,834,138
4.25%, 10/15/30	3,096	3,100,462
4.25%, 01/15/33(a)	2,749	2,671,099
4.40%, 08/15/35	1,521	1,448,337
4.55%, 01/15/29	2,625	2,662,494
4.60%, 10/15/38	1,495	1,391,734
4.60%, 08/15/45	1,282	1,099,316
4.65%, 02/15/33	1,895	1,895,294
Security	Par (000)	Value
Media (continued)
4.65%, 07/15/42	$1,110	$984,890
4.70%, 10/15/48	3,152	2,691,501
4.75%, 03/01/44	661	580,368
4.80%, 05/15/33	1,805	1,809,272
4.95%, 05/15/32(a)	1,005	1,026,077
4.95%, 10/15/58	760	647,619
5.10%, 06/01/29	1,545	1,597,073
5.30%, 06/01/34(a)	1,680	1,729,281
5.30%, 05/15/35	1,665	1,698,627
5.35%, 11/15/27(a)	1,834	1,884,516
5.35%, 05/15/53(a)	2,490	2,284,305
5.50%, 11/15/32	1,705	1,796,342
5.50%, 05/15/64	2,075	1,909,404
5.65%, 06/15/35	1,487	1,559,288
5.65%, 06/01/54	2,040	1,958,818
6.05%, 05/15/55(a)	1,650	1,669,111
6.40%, 03/01/40	510	552,278
6.45%, 03/15/37	1,222	1,353,293
6.50%, 11/15/35	1,199	1,333,518
6.55%, 07/01/39(a)	565	624,204
6.95%, 08/15/37	870	989,994
7.05%, 03/15/33	1,029	1,176,803
Cox Communications Inc.
1.80%, 10/01/30(b)	1,220	1,062,213
2.60%, 06/15/31(b)	1,085	965,571
2.95%, 10/01/50(a)(b)	1,085	610,399
3.35%, 09/15/26(b)	1,263	1,248,817
3.50%, 08/15/27(b)	1,596	1,568,850
3.60%, 06/15/51(b)	935	589,091
4.50%, 06/30/43(b)	880	691,792
4.60%, 08/15/47(b)	795	603,951
4.70%, 12/15/42(a)(b)	575	464,461
4.80%, 02/01/35(b)	1,116	1,046,989
5.45%, 09/15/28(a)(b)	1,228	1,267,595
5.45%, 09/01/34(b)	810	799,587
5.70%, 06/15/33(b)	1,903	1,925,876
5.80%, 12/15/53(a)(b)	1,460	1,297,302
5.95%, 09/01/54(a)(b)	1,470	1,333,471
8.38%, 03/01/39(b)	660	785,712
FactSet Research Systems Inc.
2.90%, 03/01/27	879	862,411
3.45%, 03/01/32	970	893,257
Fox Corp.
3.50%, 04/08/30(a)	1,513	1,462,243
4.71%, 01/25/29	3,941	3,985,964
5.48%, 01/25/39	1,948	1,924,247
5.58%, 01/25/49(a)	2,287	2,156,100
6.50%, 10/13/33	2,285	2,487,336
Grupo Televisa SAB
5.00%, 05/13/45(a)	1,245	864,552
5.25%, 05/24/49(a)	970	680,145
6.13%, 01/31/46	1,395	1,120,954
6.63%, 01/15/40(a)	957	883,096
8.50%, 03/11/32(a)	582	653,708
NBCUniversal Media LLC
4.45%, 01/15/43	1,465	1,252,429
5.95%, 04/01/41	620	640,044
6.40%, 04/30/40(a)	735	802,037
News Corp.
3.88%, 05/15/29(b)	665	642,156
5.13%, 02/15/32(a)(b)	680	672,168
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Paramount Global
2.90%, 01/15/27	$437	$427,412
3.38%, 02/15/28	613	598,038
3.70%, 06/01/28	749	732,881
4.20%, 06/01/29	557	548,804
4.20%, 05/19/32	1,271	1,185,601
4.38%, 03/15/43	2,135	1,622,564
4.60%, 01/15/45	772	594,438
4.85%, 07/01/42	849	690,642
4.90%, 08/15/44(a)	710	568,567
4.95%, 01/15/31	1,527	1,517,611
4.95%, 05/19/50	1,313	1,025,241
5.25%, 04/01/44	426	346,616
5.50%, 05/15/33	523	516,232
5.85%, 09/01/43	1,600	1,439,521
5.90%, 10/15/40(a)	478	448,212
6.88%, 04/30/36	1,369	1,452,935
7.88%, 07/30/30	910	1,026,510
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	401	440,362
TCI Communications Inc., 7.13%, 02/15/28(a)	1,269	1,358,515
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	1,538	1,793,784
Time Warner Cable LLC
4.50%, 09/15/42	1,943	1,540,935
5.50%, 09/01/41	2,071	1,871,262
5.88%, 11/15/40	1,722	1,645,295
6.55%, 05/01/37	2,264	2,345,160
6.75%, 06/15/39	2,292	2,373,274
7.30%, 07/01/38	2,340	2,548,412
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	1,727	1,700,871
3.00%, 07/30/46(a)	405	271,821
3.70%, 12/01/42	900	719,506
4.13%, 06/01/44	1,775	1,476,488
4.38%, 08/16/41	559	492,794
Series B, 7.00%, 03/01/32	1,088	1,239,595
Series E, 4.13%, 12/01/41	923	793,603
Videotron Ltd.
3.63%, 06/15/29(a)(b)	805	777,091
5.13%, 04/15/27(b)	330	330,289
5.70%, 01/15/35(b)	835	844,601
Walt Disney Co. (The)
2.00%, 09/01/29	3,634	3,366,538
2.20%, 01/13/28(a)	2,049	1,974,310
2.65%, 01/13/31	4,345	4,039,594
2.75%, 09/01/49	3,215	2,005,405
3.38%, 11/15/26(a)	792	786,356
3.50%, 05/13/40	2,910	2,402,725
3.60%, 01/13/51	4,510	3,310,145
3.70%, 03/23/27	953	950,121
3.80%, 03/22/30(a)	2,355	2,329,717
3.80%, 05/13/60(a)	2,339	1,699,081
4.63%, 03/23/40(a)	1,258	1,196,581
4.70%, 03/23/50(a)	2,785	2,465,488
4.75%, 09/15/44	1,043	943,846
4.75%, 11/15/46	1,162	1,041,243
4.95%, 10/15/45	883	815,892
5.40%, 10/01/43(a)	979	975,617
6.15%, 03/01/37	645	706,962
6.15%, 02/15/41	1,237	1,334,049
6.20%, 12/15/34	1,635	1,833,814
Security	Par (000)	Value
Media (continued)
6.40%, 12/15/35	$1,584	$1,784,511
6.55%, 03/15/33	590	667,566
6.65%, 11/15/37	2,160	2,477,814
7.75%, 12/01/45(a)	474	599,368
		295,212,876
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43(a)	455	373,645
4.20%, 06/15/35	595	574,350
4.38%, 06/15/45	816	688,186
Timken Co. (The)
4.13%, 04/01/32	565	534,586
4.50%, 12/15/28	915	921,324
Valmont Industries Inc.
5.00%, 10/01/44(a)	984	895,049
5.25%, 10/01/54	575	511,045
		4,498,185
Mining — 1.2%
Anglo American Capital PLC
2.63%, 09/10/30(b)	2,165	1,980,193
2.88%, 03/17/31(b)	1,368	1,251,280
3.88%, 03/16/29(b)	1,020	1,003,368
3.95%, 09/10/50(b)	920	688,749
4.00%, 09/11/27(b)	50	49,630
4.50%, 03/15/28(b)	1,255	1,260,453
4.75%, 04/10/27(b)	1,105	1,112,014
4.75%, 03/16/52(b)	1,300	1,084,552
5.50%, 05/02/33(b)	1,485	1,523,849
5.63%, 04/01/30(a)(b)	1,635	1,709,105
5.75%, 04/05/34(b)	1,620	1,680,828
6.00%, 04/05/54(a)(b)	805	797,635
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	905	871,650
3.75%, 10/01/30	1,097	1,038,045
Antofagasta PLC
2.38%, 10/14/30(b)	370	331,735
5.63%, 05/13/32(b)	740	757,545
6.25%, 05/02/34(b)	545	575,840
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	1,090	1,179,165
Barrick Mining Corp.
5.25%, 04/01/42	745	715,543
6.45%, 10/15/35	570	625,688
Barrick North America Finance LLC
5.70%, 05/30/41	1,306	1,316,152
5.75%, 05/01/43	1,403	1,423,496
7.50%, 09/15/38	512	601,815
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	1,225	1,275,398
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	2,059	1,768,929
4.75%, 02/28/28	1,923	1,957,523
4.90%, 02/28/33	1,348	1,363,949
5.00%, 02/21/30	1,765	1,822,218
5.00%, 09/30/43	3,681	3,492,947
5.10%, 09/08/28(a)	1,390	1,431,600
5.13%, 02/21/32	1,430	1,476,635
5.25%, 09/08/26(a)	1,447	1,461,876
5.25%, 09/08/30	1,361	1,420,473
5.25%, 09/08/33	2,370	2,443,822

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
5.30%, 02/21/35	$2,105	$2,163,044
5.50%, 09/08/53	1,235	1,219,848
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(a)(b)	1,919	1,797,561
3.15%, 01/14/30(b)	1,341	1,256,824
3.15%, 01/15/51(b)	1,037	638,985
3.63%, 08/01/27(b)	1,865	1,834,621
3.70%, 01/30/50(b)	4,473	3,055,695
3.75%, 01/15/31(b)	915	860,955
4.25%, 07/17/42(b)	1,280	1,017,368
4.38%, 02/05/49(b)	2,015	1,526,766
4.50%, 08/01/47(b)	2,225	1,747,754
4.88%, 11/04/44(a)(b)	1,467	1,235,099
5.13%, 02/02/33(b)	1,685	1,661,163
5.63%, 09/21/35(b)	954	954,816
5.63%, 10/18/43(a)(b)	1,633	1,513,633
5.95%, 01/08/34(b)	2,837	2,922,776
6.15%, 10/24/36(b)	325	335,039
6.30%, 09/08/53(b)	2,215	2,185,846
6.33%, 01/13/35(b)	750	783,615
6.44%, 01/26/36(b)	2,777	2,941,211
6.78%, 01/13/55(b)	1,220	1,254,770
Freeport Indonesia PT
4.76%, 04/14/27(b)	1,410	1,411,074
5.32%, 04/14/32(b)	2,375	2,423,873
6.20%, 04/14/52(a)(b)	1,625	1,659,655
Freeport-McMoRan Inc.
4.13%, 03/01/28	1,045	1,039,691
4.25%, 03/01/30	840	829,784
4.38%, 08/01/28	740	740,000
4.63%, 08/01/30	1,356	1,358,987
5.00%, 09/01/27	775	774,616
5.25%, 09/01/29(a)	950	963,342
5.40%, 11/14/34	1,200	1,222,218
5.45%, 03/15/43	3,155	2,986,602
Fresnillo PLC, 4.25%, 10/02/50(b)	899	678,971
Glencore Canada Corp., 6.20%, 06/15/35(a)	410	433,044
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)(b)	676	645,993
6.00%, 11/15/41(b)	1,030	1,041,186
6.90%, 11/15/37(b)	939	1,042,537
Glencore Funding LLC
2.50%, 09/01/30(b)	1,820	1,661,407
2.63%, 09/23/31(b)	1,395	1,243,942
2.85%, 04/27/31(b)	1,140	1,039,330
3.38%, 09/23/51(a)(b)	790	522,912
3.88%, 10/27/27(a)(b)	1,035	1,024,933
3.88%, 04/27/51(a)(b)	732	533,601
4.00%, 03/27/27(b)	1,652	1,644,468
4.88%, 03/12/29(a)(b)	1,439	1,464,100
4.91%, 04/01/28(a)(b)	1,040	1,057,274
5.19%, 04/01/30(b)	1,490	1,531,462
5.34%, 04/04/27(b)	1,245	1,264,002
5.37%, 04/04/29(b)	1,360	1,400,868
5.40%, 05/08/28(b)	935	961,309
5.63%, 04/04/34(b)	1,815	1,862,302
5.67%, 04/01/35(b)	1,420	1,452,833
5.70%, 05/08/33(b)	1,295	1,351,401
5.89%, 04/04/54(a)(b)	740	723,556
6.13%, 10/06/28(a)(b)	1,870	1,963,824
6.14%, 04/01/55(a)(b)	1,215	1,224,163
Security	Par (000)	Value
Mining (continued)
6.38%, 10/06/30(b)	$1,045	$1,126,604
6.50%, 10/06/33(a)(b)	1,280	1,396,875
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(b)	265	276,505
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(a)(b)	1,800	1,861,630
5.80%, 05/15/50(a)(b)	655	634,020
6.53%, 11/15/28(a)(b)	1,216	1,300,894
Industrias Penoles SAB de CV
4.15%, 09/12/29(b)	860	842,083
4.75%, 08/06/50(a)(b)	706	571,734
5.65%, 09/12/49(a)(b)	1,340	1,238,949
Kinross Gold Corp.
4.50%, 07/15/27	855	856,508
6.25%, 07/15/33	870	940,013
6.88%, 09/01/41(a)	480	527,368
Minera Mexico SA de CV
4.50%, 01/26/50(a)(b)	1,570	1,233,226
5.63%, 02/12/32(b)	395	401,834
Newcastle Coal Infrastructure Group Pty. Ltd.
4.40%, 09/29/27(a)(b)	577	573,759
4.70%, 05/12/31(b)	811	795,215
Newmont Corp.
2.25%, 10/01/30	786	714,054
2.60%, 07/15/32(a)	1,620	1,447,962
4.88%, 03/15/42	717	672,294
5.45%, 06/09/44(a)	684	673,848
5.88%, 04/01/35	942	1,006,487
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	1,051	1,006,034
4.20%, 05/13/50	675	546,842
5.35%, 03/15/34(a)	1,465	1,510,499
5.75%, 11/15/41	895	901,553
Nexa Resources SA
6.60%, 04/08/37(a)(b)	705	722,397
6.75%, 04/09/34(b)	840	888,852
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	1,055	1,103,949
Rio Tinto Alcan Inc.
5.75%, 06/01/35	557	588,910
6.13%, 12/15/33	1,289	1,402,409
7.25%, 03/15/31	851	982,728
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	2,075	1,256,252
5.20%, 11/02/40	1,901	1,875,318
7.13%, 07/15/28	1,605	1,737,519
Rio Tinto Finance USA PLC
4.13%, 08/21/42	1,351	1,144,895
4.38%, 03/12/27	540	543,181
4.50%, 03/14/28(a)	1,635	1,652,392
4.75%, 03/22/42	1,368	1,248,394
4.88%, 03/14/30(a)	2,695	2,763,150
5.00%, 03/14/32	950	973,816
5.00%, 03/09/33(a)	1,160	1,184,612
5.13%, 03/09/53	1,230	1,127,207
5.25%, 03/14/35	2,945	3,000,169
5.75%, 03/14/55	2,845	2,845,717
5.88%, 03/14/65	1,155	1,157,386
South32 Treasury Ltd., 4.35%, 04/14/32(b)	1,190	1,135,552
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Southern Copper Corp.
5.25%, 11/08/42	$2,227	$2,088,881
5.88%, 04/23/45	2,488	2,496,626
6.75%, 04/16/40	1,715	1,892,293
7.50%, 07/27/35	1,804	2,092,701
Vale Canada Ltd., 7.20%, 09/15/32	175	190,894
Yamana Gold Inc.
2.63%, 08/15/31	1,050	933,454
4.63%, 12/15/27	741	739,699
		182,406,492
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	1,565	1,531,063
3.25%, 02/15/29	1,285	1,229,740
3.28%, 12/01/28	1,290	1,239,983
3.57%, 12/01/31	1,640	1,526,605
4.25%, 04/01/28(a)	955	948,492
5.10%, 03/01/30	570	579,531
5.55%, 08/22/34	435	440,325
		7,495,739
Oil & Gas — 4.4%
Adnoc Murban Rsc Ltd.
4.25%, 09/11/29(b)	1,225	1,229,640
4.50%, 09/11/34(b)	2,425	2,398,450
5.13%, 09/11/54(b)	2,405	2,254,960
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35(a)(b)	2,405	2,422,539
Aker BP ASA
3.10%, 07/15/31(b)	1,725	1,567,506
3.75%, 01/15/30(b)	1,889	1,818,042
4.00%, 01/15/31(b)	1,350	1,296,274
5.13%, 10/01/34(b)	1,295	1,254,476
5.60%, 06/13/28(a)(b)	1,055	1,091,971
5.80%, 10/01/54(b)	1,375	1,227,643
6.00%, 06/13/33(b)	1,655	1,716,992
Antero Resources Corp.
5.38%, 03/01/30(a)(b)	670	674,893
7.63%, 02/01/29(b)	160	163,195
APA Corp.
4.25%, 01/15/30(a)(b)	1,030	996,187
5.10%, 09/01/40(b)	465	395,545
5.35%, 07/01/49(b)	720	571,784
6.00%, 01/15/37(b)	145	133,355
6.10%, 02/15/35(b)	715	715,754
6.75%, 02/15/55(b)	1,090	1,033,537
BG Energy Capital PLC, 5.13%, 10/15/41(b)	1,650	1,557,627
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	1,752	1,556,743
2.72%, 01/12/32	3,325	2,995,147
2.77%, 11/10/50(a)	2,735	1,647,449
2.94%, 06/04/51	3,855	2,388,382
3.00%, 02/24/50(a)	3,521	2,239,670
3.00%, 03/17/52(a)	2,203	1,379,516
3.02%, 01/16/27	1,405	1,387,946
3.06%, 06/17/41	2,523	1,865,521
3.38%, 02/08/61	3,308	2,113,203
3.54%, 04/06/27	842	836,078
3.59%, 04/14/27	932	926,663
3.63%, 04/06/30	2,012	1,968,162
3.94%, 09/21/28	1,966	1,959,817
Security	Par (000)	Value
Oil & Gas (continued)
4.23%, 11/06/28	$3,130	$3,145,080
4.70%, 04/10/29	1,920	1,955,791
4.81%, 02/13/33	3,697	3,708,782
4.87%, 11/25/29	1,955	2,008,806
4.89%, 09/11/33	2,400	2,413,857
4.97%, 10/17/29	1,415	1,457,149
4.99%, 04/10/34	1,796	1,813,708
5.02%, 11/17/27	2,064	2,105,607
5.23%, 11/17/34	3,070	3,135,936
BP Capital Markets PLC
3.28%, 09/19/27	2,298	2,265,726
3.72%, 11/28/28	1,606	1,589,201
4.88%, (5-year CMT + 4.398%)(a)(d)(e)	2,740	2,716,136
6.13%, (5-year CMT + 1.924%)(a)(d)(e)	1,730	1,763,801
6.45%, (5-year CMT + 2.153%)(a)(d)(e)	1,970	2,071,199
Burlington Resources LLC
5.95%, 10/15/36	850	906,397
7.20%, 08/15/31	837	956,551
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	999	931,324
3.85%, 06/01/27	2,293	2,275,746
4.95%, 06/01/47	1,662	1,435,498
5.00%, 12/15/29(b)	795	810,374
5.40%, 12/15/34(b)	1,160	1,162,072
5.85%, 02/01/35	592	607,426
6.25%, 03/15/38	1,822	1,907,479
6.45%, 06/30/33	735	783,964
6.50%, 02/15/37	705	751,290
6.75%, 02/01/39	678	728,839
7.20%, 01/15/32	800	890,069
Cenovus Energy Inc.
2.65%, 01/15/32	1,098	963,801
3.75%, 02/15/52(a)	1,627	1,105,510
4.25%, 04/15/27	661	660,548
5.25%, 06/15/37	681	648,724
5.40%, 06/15/47	1,193	1,063,164
6.75%, 11/15/39	857	928,405
Chevron Corp.
2.00%, 05/11/27	1,761	1,708,989
2.24%, 05/11/30	2,738	2,524,954
2.98%, 05/11/40(a)	625	487,063
3.08%, 05/11/50	1,826	1,216,800
Chevron USA Inc.
1.02%, 08/12/27	1,438	1,364,004
2.34%, 08/12/50(a)	1,379	786,561
3.25%, 10/15/29	1,279	1,243,996
3.85%, 01/15/28	1,049	1,050,753
3.95%, 08/13/27(a)	775	777,337
4.05%, 08/13/28(a)	995	1,000,865
4.30%, 10/15/30(a)	1,650	1,659,152
4.41%, 02/26/27	660	665,298
4.48%, 02/26/28	995	1,010,824
4.50%, 10/15/32(a)	1,650	1,652,114
4.69%, 04/15/30	1,560	1,594,494
4.82%, 04/15/32(a)	1,180	1,208,626
4.85%, 10/15/35	1,325	1,319,386
4.98%, 04/15/35	1,300	1,321,541
5.25%, 11/15/43(a)	855	847,492
6.00%, 03/01/41	390	417,377
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(a)(b)	325	346,812

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)(b)	$1,000	$1,071,476
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)(b)	1,025	1,015,485
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29(a)	685	658,420
3.30%, 09/30/49(a)	500	376,482
4.25%, 05/09/43	1,200	1,084,214
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	385	375,802
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	330	294,024
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28(a)	805	810,068
CNOOC Petroleum North America ULC
5.88%, 03/10/35	135	149,636
6.40%, 05/15/37	245	287,584
7.50%, 07/30/39	195	255,260
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(b)	250	271,718
Conoco Funding Co., 7.25%, 10/15/31	300	344,237
ConocoPhillips Co.
3.76%, 03/15/42(a)	1,354	1,079,665
3.80%, 03/15/52	1,917	1,385,718
4.03%, 03/15/62	2,670	1,912,621
4.30%, 11/15/44	1,282	1,080,779
4.70%, 01/15/30	2,555	2,603,524
4.85%, 01/15/32	1,345	1,368,090
4.88%, 10/01/47	590	525,392
5.00%, 01/15/35	2,145	2,144,887
5.05%, 09/15/33	1,385	1,414,668
5.30%, 05/15/53(a)	1,855	1,700,058
5.50%, 01/15/55(a)	2,170	2,044,734
5.55%, 03/15/54(a)	1,705	1,617,755
5.65%, 01/15/65	1,080	1,019,738
5.70%, 09/15/63	1,175	1,117,949
5.90%, 10/15/32(a)	754	818,123
5.90%, 05/15/38	695	736,225
5.95%, 03/15/46	615	645,153
6.50%, 02/01/39	2,365	2,640,694
6.95%, 04/15/29	1,018	1,113,353
Continental Resources Inc./OK
2.27%, 11/15/26(b)	1,383	1,345,380
2.88%, 04/01/32(b)	1,350	1,159,406
4.38%, 01/15/28	1,923	1,911,245
4.90%, 06/01/44(a)	1,051	828,358
5.75%, 01/15/31(b)	2,710	2,781,904
Coterra Energy Inc.
3.90%, 05/15/27	1,400	1,390,602
4.38%, 03/15/29	1,052	1,050,262
5.40%, 02/15/35	970	965,939
5.60%, 03/15/34	835	845,445
5.90%, 02/15/55	1,400	1,305,948
Devon Energy Corp.
4.50%, 01/15/30(a)	1,504	1,504,568
4.75%, 05/15/42	1,267	1,068,911
5.00%, 06/15/45	1,290	1,083,397
5.20%, 09/15/34(a)	2,075	2,033,299
5.25%, 10/15/27	1,178	1,179,648
5.60%, 07/15/41(a)	1,995	1,868,505
5.75%, 09/15/54(a)	1,690	1,513,349
5.88%, 06/15/28	780	780,034
Security	Par (000)	Value
Oil & Gas (continued)
7.88%, 09/30/31	$1,064	$1,230,693
7.95%, 04/15/32	760	877,577
Diamondback Energy Inc.
3.13%, 03/24/31	1,356	1,255,927
3.25%, 12/01/26	1,177	1,163,075
3.50%, 12/01/29	1,802	1,736,865
4.25%, 03/15/52	1,213	910,279
4.40%, 03/24/51(a)	1,055	818,371
5.15%, 01/30/30	1,690	1,735,841
5.20%, 04/18/27	1,490	1,512,375
5.40%, 04/18/34	1,965	1,984,944
5.55%, 04/01/35	1,640	1,658,431
5.75%, 04/18/54	2,510	2,325,972
5.90%, 04/18/64	1,635	1,512,814
6.25%, 03/15/33	1,670	1,784,674
6.25%, 03/15/53(a)	1,180	1,168,575
Empresa Nacional del Petroleo
3.45%, 09/16/31(b)	275	248,944
4.50%, 09/14/47(b)	1,031	839,234
5.25%, 11/06/29(b)	1,225	1,243,415
5.95%, 07/30/34(b)	695	718,815
6.15%, 05/10/33(b)	1,185	1,239,509
Eni SpA
4.25%, 05/09/29(a)(b)	1,930	1,931,933
5.50%, 05/15/34(b)	1,610	1,641,709
5.70%, 10/01/40(b)	950	916,592
5.75%, 05/19/35(b)	755	779,565
5.95%, 05/15/54(a)(b)	1,820	1,766,836
Series X-R, 4.75%, 09/12/28(b)	1,910	1,931,325
Eni USA Inc., 7.30%, 11/15/27	1,240	1,318,877
EOG Resources Inc.
3.90%, 04/01/35	931	851,560
4.38%, 04/15/30	1,463	1,471,563
4.40%, 07/15/28	1,545	1,559,945
4.95%, 04/15/50	1,615	1,420,995
5.00%, 07/15/32	1,950	1,985,529
5.10%, 01/15/36	360	358,456
5.35%, 01/15/36	2,110	2,141,478
5.65%, 12/01/54(a)	1,085	1,048,860
5.95%, 07/15/55	1,105	1,114,456
EQT Corp.
3.63%, 05/15/31(a)(b)	1,100	1,027,486
3.90%, 10/01/27	2,045	2,025,612
4.50%, 01/15/29(b)	1,290	1,286,279
4.75%, 01/15/31(a)(b)	1,635	1,623,437
5.00%, 01/15/29	848	857,728
5.70%, 04/01/28	926	957,048
5.75%, 02/01/34	1,365	1,413,150
6.38%, 04/01/29(a)(b)	70	72,569
7.00%, 02/01/30	1,190	1,294,237
7.50%, 06/01/27(b)	180	183,293
7.50%, 06/01/30(b)	1,130	1,244,738
Equinor ASA
2.38%, 05/22/30	1,057	977,706
3.00%, 04/06/27	962	949,067
3.13%, 04/06/30	1,888	1,810,597
3.25%, 11/18/49	1,212	842,929
3.63%, 09/10/28	1,250	1,238,720
3.63%, 04/06/40	774	654,567
3.70%, 04/06/50	1,957	1,480,237
3.95%, 05/15/43	1,242	1,042,983
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.25%, 06/02/28	$500	$504,108
4.25%, 11/23/41(a)	724	642,444
4.80%, 11/08/43	898	828,811
5.10%, 08/17/40	1,008	1,001,978
5.13%, 06/03/35	1,025	1,044,011
6.50%, 12/01/28(b)	605	650,848
6.80%, 01/15/28(a)	375	399,857
7.15%, 01/15/29	175	191,320
7.25%, 09/23/27	734	780,919
Expand Energy Corp.
4.75%, 02/01/32	1,900	1,849,334
5.38%, 02/01/29(a)	805	806,517
5.38%, 03/15/30	2,090	2,111,082
5.70%, 01/15/35	1,335	1,354,385
5.88%, 02/01/29(b)	430	431,892
6.75%, 04/15/29(a)(b)	305	308,320
Exxon Mobil Corp.
2.44%, 08/16/29(a)	2,607	2,476,608
2.61%, 10/15/30	3,363	3,136,977
3.00%, 08/16/39	1,342	1,052,685
3.10%, 08/16/49	2,664	1,777,206
3.29%, 03/19/27	1,667	1,655,126
3.45%, 04/15/51	4,406	3,106,618
3.48%, 03/19/30	3,300	3,228,769
3.57%, 03/06/45	1,900	1,456,901
4.11%, 03/01/46	4,057	3,338,807
4.23%, 03/19/40	3,171	2,853,297
4.33%, 03/19/50	4,251	3,519,795
GS Caltex Corp., 5.38%, 08/07/28(b)	55	56,640
Harbour Energy PLC, 6.33%, 04/01/35(b)	955	968,511
Helmerich & Payne Inc.
2.90%, 09/29/31(a)	1,047	912,469
4.65%, 12/01/27(a)	715	713,811
4.85%, 12/01/29(a)	295	293,948
5.50%, 12/01/34(a)	815	783,921
Hess Corp.
4.30%, 04/01/27	1,800	1,804,177
5.60%, 02/15/41	2,361	2,394,997
5.80%, 04/01/47(a)	907	916,704
6.00%, 01/15/40	1,354	1,449,853
7.13%, 03/15/33	874	1,006,021
7.30%, 08/15/31	1,117	1,287,767
7.88%, 10/01/29	1,046	1,189,199
HF Sinclair Corp.
4.50%, 10/01/30	670	654,726
5.00%, 02/01/28	1,060	1,060,758
5.50%, 09/01/32(a)	450	451,524
5.75%, 01/15/31	1,125	1,161,725
6.25%, 01/15/35	1,320	1,358,214
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.75%, 11/05/38(b)	985	1,070,941
KazMunayGas National Co. JSC
3.50%, 04/14/33(b)	1,065	944,114
4.75%, 04/19/27(a)(b)	435	436,714
5.38%, 04/24/30(b)	2,130	2,170,360
5.75%, 04/19/47(b)	2,345	2,106,581
6.38%, 10/24/48(a)(b)	2,536	2,430,191
Marathon Petroleum Corp.
3.80%, 04/01/28	1,329	1,315,948
4.50%, 04/01/48	999	776,168
4.75%, 09/15/44	1,447	1,218,895
Security	Par (000)	Value
Oil & Gas (continued)
5.00%, 09/15/54	$583	$474,245
5.13%, 12/15/26	1,226	1,235,544
5.15%, 03/01/30(a)	2,090	2,149,366
5.70%, 03/01/35(a)	1,205	1,230,580
5.85%, 12/15/45(a)	516	504,439
6.50%, 03/01/41	2,135	2,244,569
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	1,411	1,529,497
Occidental Petroleum Corp.
0.00%, 10/10/36(a)(f)	987	568,008
3.50%, 08/15/29	665	629,264
4.10%, 02/15/47(a)	604	422,149
4.20%, 03/15/48	495	350,801
4.40%, 04/15/46	780	590,958
4.40%, 08/15/49(a)	427	302,463
4.63%, 06/15/45	620	474,242
5.00%, 08/01/27	1,145	1,156,310
5.20%, 08/01/29	1,880	1,904,229
5.38%, 01/01/32	1,435	1,443,418
5.55%, 10/01/34(a)	1,470	1,462,790
6.05%, 10/01/54(a)	1,760	1,643,358
6.13%, 01/01/31	1,505	1,573,079
6.20%, 03/15/40(a)	1,160	1,145,674
6.38%, 09/01/28(a)	625	652,168
6.45%, 09/15/36	2,740	2,834,366
6.60%, 03/15/46	1,970	1,978,189
6.63%, 09/01/30	2,565	2,725,936
7.50%, 05/01/31	1,370	1,529,560
7.88%, 09/15/31	945	1,066,722
7.95%, 06/15/39	540	615,782
8.50%, 07/15/27	890	940,452
8.88%, 07/15/30(a)	1,565	1,801,093
ORLEN SA, 6.00%, 01/30/35(b)	1,555	1,608,974
Ovintiv Inc.
5.65%, 05/15/28	1,245	1,281,402
6.25%, 07/15/33(a)	1,055	1,097,785
6.50%, 08/15/34	1,045	1,100,158
6.50%, 02/01/38	772	794,242
6.63%, 08/15/37	841	872,825
7.10%, 07/15/53	353	364,796
7.20%, 11/01/31	587	643,510
7.38%, 11/01/31	800	885,762
8.13%, 09/15/30	648	743,217
Patterson-UTI Energy Inc.
3.95%, 02/01/28	620	604,803
5.15%, 11/15/29(a)	670	668,448
7.15%, 10/01/33(a)	785	819,741
Pertamina Hulu Energi PT, 5.25%, 05/21/30(b)	385	394,065
Pertamina Persero PT
2.30%, 02/09/31(a)(b)	1,890	1,678,187
3.10%, 01/21/30(a)(b)	840	792,915
3.10%, 08/27/30(a)(b)	1,395	1,303,943
3.65%, 07/30/29(a)(b)	1,855	1,801,243
4.15%, 02/25/60(a)(b)	1,480	1,085,171
4.18%, 01/21/50(b)	1,935	1,498,368
4.70%, 07/30/49(a)(b)	1,317	1,108,922
5.63%, 05/20/43(b)	2,070	2,017,173
6.00%, 05/03/42(b)	1,930	1,959,339
6.45%, 05/30/44(b)	2,172	2,306,027
6.50%, 05/27/41(b)	435	462,935
6.50%, 11/07/48(b)	1,410	1,496,523
Petroliam Nasional Bhd, 7.63%, 10/15/26(b)	870	901,729

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Petronas Capital Ltd.
2.48%, 01/28/32(a)(b)	$2,810	$2,507,509
3.40%, 04/28/61(a)(b)	2,475	1,634,966
3.50%, 04/21/30(a)(b)	4,563	4,434,433
4.50%, 03/18/45(a)(b)	2,840	2,452,328
4.55%, 04/21/50(b)	4,873	4,145,685
4.80%, 04/21/60(a)(b)	1,502	1,313,413
4.95%, 01/03/31(a)(b)	1,670	1,728,024
5.34%, 04/03/35(b)	3,040	3,139,417
5.85%, 04/03/55(a)(b)	2,420	2,473,517
Petronas Energy Canada Ltd., 2.11%, 03/23/28(a)(b)	985	940,504
Phillips 66
2.15%, 12/15/30	1,716	1,528,044
3.30%, 03/15/52(a)	1,730	1,108,628
3.90%, 03/15/28	1,573	1,563,238
4.65%, 11/15/34	1,426	1,375,549
4.88%, 11/15/44	2,831	2,473,219
5.88%, 05/01/42	2,570	2,571,594
Phillips 66 Co.
3.15%, 12/15/29	1,313	1,257,204
3.55%, 10/01/26	894	886,976
3.75%, 03/01/28	798	791,527
4.68%, 02/15/45	785	659,572
4.90%, 10/01/46	1,084	933,618
4.95%, 12/01/27(a)	1,360	1,381,477
4.95%, 03/15/35(a)	1,005	984,807
5.25%, 06/15/31(a)	1,670	1,729,809
5.30%, 06/30/33	1,575	1,609,001
5.50%, 03/15/55(a)	905	825,429
5.65%, 06/15/54	810	752,272
Pioneer Natural Resources Co.
1.90%, 08/15/30	1,441	1,288,390
2.15%, 01/15/31	1,053	944,805
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)(b)	390	408,598
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70(a)(b)	850	569,684
4.50%, 10/25/42(b)	80	68,708
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(a)(b)	1,595	1,545,677
2.99%, 01/15/30(a)(b)	490	464,178
3.90%, 12/06/59(b)	975	711,684
6.35%, 06/12/42(b)	275	294,243
Qatar Energy
1.38%, 09/12/26(a)(b)	1,947	1,889,785
2.25%, 07/12/31(b)	3,796	3,376,079
3.13%, 07/12/41(a)(b)	5,935	4,473,975
3.30%, 07/12/51(a)(b)	6,377	4,354,496
QatarEnergy LNG S3
5.84%, 09/30/27(b)	740	750,265
6.33%, 09/30/27(b)	696	705,549
Raizen Fuels Finance SA
5.70%, 01/17/35(b)	1,785	1,636,666
6.45%, 03/05/34(b)	1,088	1,061,482
6.70%, 02/25/37(b)	2,730	2,616,923
6.95%, 03/05/54(b)	2,025	1,869,454
Reliance Industries Ltd.
2.88%, 01/12/32(a)(b)	2,690	2,429,453
3.63%, 01/12/52(a)(b)	2,745	1,984,941
3.67%, 11/30/27(b)	395	390,327
Security	Par (000)	Value
Oil & Gas (continued)
3.75%, 01/12/62(b)	$1,090	$770,087
4.88%, 02/10/45(b)	520	473,888
6.25%, 10/19/40(b)	1,055	1,157,631
SA Global Sukuk Ltd.
2.69%, 06/17/31(b)	3,827	3,463,741
4.25%, 10/02/29(b)	1,275	1,269,977
4.75%, 10/02/34(a)(b)	2,450	2,443,958
Santos Finance Ltd.
3.65%, 04/29/31(b)	1,806	1,697,586
6.88%, 09/19/33(a)(b)	1,445	1,582,893
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)(b)	2,938	2,655,549
3.25%, 11/24/50(b)	3,599	2,371,446
3.50%, 04/16/29(a)(b)	3,061	2,981,732
3.50%, 11/24/70(b)	3,083	1,921,546
4.25%, 04/16/39(a)(b)	4,637	4,164,304
4.38%, 04/16/49(b)	4,746	3,844,260
4.75%, 06/02/30(b)	1,015	1,031,451
5.25%, 07/17/34(b)	3,779	3,873,475
5.38%, 06/02/35(b)	1,680	1,724,825
5.75%, 07/17/54(b)	3,219	3,074,058
5.88%, 07/17/64(a)(b)	3,595	3,420,553
6.38%, 06/02/55(b)	3,825	3,935,677
Shell Finance U.S. Inc.
2.38%, 11/07/29	2,000	1,872,786
2.75%, 04/06/30	2,271	2,149,275
3.25%, 04/06/50(a)	2,667	1,822,906
3.75%, 09/12/46	1,834	1,412,194
4.00%, 05/10/46	2,985	2,380,102
4.13%, 05/11/35(a)	2,064	1,960,540
4.38%, 05/11/45	4,096	3,487,744
4.55%, 08/12/43	1,606	1,417,071
Shell International Finance BV
2.38%, 11/07/29(a)	365	346,419
2.50%, 09/12/26	1,631	1,606,254
2.75%, 04/06/30	250	236,312
2.88%, 11/26/41	890	639,581
3.00%, 11/26/51(a)	1,690	1,083,254
3.13%, 11/07/49	2,202	1,467,336
3.25%, 04/06/50(a)	310	208,474
3.63%, 08/21/42	981	773,219
3.88%, 11/13/28	2,645	2,641,638
4.00%, 05/10/46	675	540,252
4.13%, 05/11/35	340	322,805
4.38%, 05/11/45	890	757,602
4.55%, 08/12/43	225	196,832
5.50%, 03/25/40	1,805	1,840,251
6.38%, 12/15/38	4,383	4,886,019
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	290	261,216
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	1,922	1,876,702
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(b)	100	103,473
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	1,675	1,473,932
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(a)(b)	1,303	1,284,703
4.25%, 05/03/46(b)	790	707,139
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	$1,670	$1,645,685
3.63%, 04/12/27(b)	2,145	2,132,623
4.00%, 09/13/47(b)	750	642,071
4.25%, 04/12/47(b)	310	276,479
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(a)(b)	1,459	1,350,481
2.70%, 05/13/30(a)(b)	2,175	2,068,220
2.95%, 08/08/29(a)(b)	1,244	1,202,731
2.95%, 11/12/29(a)(b)	1,004	968,827
3.10%, 01/08/51(b)	1,020	735,193
3.35%, 05/13/50(b)	1,314	993,540
3.44%, 11/12/49(a)(b)	665	514,225
3.68%, 08/08/49(a)(b)	1,202	970,115
4.25%, 09/12/28(a)(b)	890	899,581
4.60%, 09/12/48(a)(b)	1,018	952,034
Suncor Energy Inc.
3.75%, 03/04/51(a)	1,350	938,816
4.00%, 11/15/47	1,350	995,734
5.95%, 12/01/34(a)	859	894,775
6.50%, 06/15/38	285	304,019
6.80%, 05/15/38	959	1,037,369
6.85%, 06/01/39	1,391	1,521,133
7.00%, 11/15/28	495	533,838
7.15%, 02/01/32	860	961,327
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(b)	620	565,986
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(a)(b)	760	684,742
3.50%, 10/17/49(b)	1,250	833,416
3.75%, 06/18/50(a)(b)	970	680,498
4.63%, 11/20/28(b)	605	603,280
4.88%, 01/23/43(b)	195	166,592
5.38%, 11/20/48(a)(b)	850	769,567
TotalEnergies Capital International SA
2.83%, 01/10/30	2,256	2,155,932
2.99%, 06/29/41	1,568	1,162,818
3.13%, 05/29/50	4,310	2,831,968
3.39%, 06/29/60	1,161	747,459
3.46%, 02/19/29	2,224	2,190,494
3.46%, 07/12/49	1,995	1,403,039
TotalEnergies Capital SA
3.88%, 10/11/28	1,839	1,837,292
4.72%, 09/10/34(a)	1,575	1,574,164
5.15%, 04/05/34(a)	1,825	1,880,983
5.28%, 09/10/54(a)	1,465	1,353,594
5.43%, 09/10/64	1,970	1,823,411
5.49%, 04/05/54(a)	2,940	2,798,526
5.64%, 04/05/64	1,995	1,913,853
Valero Energy Corp.
2.15%, 09/15/27	1,174	1,126,015
2.80%, 12/01/31	960	866,190
3.40%, 09/15/26(a)	510	505,369
3.65%, 12/01/51	1,520	1,025,464
4.00%, 04/01/29	1,412	1,396,140
4.00%, 06/01/52(a)	1,158	827,013
4.35%, 06/01/28	1,333	1,338,092
4.90%, 03/15/45	658	575,772
5.15%, 02/15/30	995	1,024,932
Security	Par (000)	Value
Oil & Gas (continued)
6.63%, 06/15/37	$2,261	$2,465,749
7.50%, 04/15/32(a)	1,260	1,450,862
Var Energi ASA
5.00%, 05/18/27(b)	155	156,283
5.88%, 05/22/30(b)	1,095	1,134,943
6.50%, 05/22/35(b)	905	946,364
7.50%, 01/15/28(b)	1,700	1,803,836
8.00%, 11/15/32(b)	2,620	3,002,751
Viper Energy Partners LLC
4.90%, 08/01/30	425	428,319
5.70%, 08/01/35	975	977,603
Woodside Finance Ltd.
3.70%, 09/15/26(a)(b)	725	719,489
3.70%, 03/15/28(b)	1,755	1,724,655
4.50%, 03/04/29(a)(b)	1,881	1,878,637
4.90%, 05/19/28	75	75,957
5.10%, 09/12/34	1,770	1,734,202
5.40%, 05/19/30	1,065	1,094,462
5.70%, 05/19/32	695	718,196
5.70%, 09/12/54	1,410	1,296,752
6.00%, 05/19/35	2,020	2,087,277
XTO Energy Inc., 6.75%, 08/01/37	437	505,397
		642,395,076
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,960	1,886,203
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	1,087	1,057,937
3.14%, 11/07/29(a)	930	894,253
3.34%, 12/15/27	2,648	2,606,638
4.08%, 12/15/47	2,423	1,885,927
4.49%, 05/01/30	1,402	1,413,193
Guara Norte SARL, 5.20%, 06/15/34(b)	373	360,959
Halliburton Co.
2.92%, 03/01/30(a)	2,163	2,034,051
4.50%, 11/15/41	705	603,281
4.75%, 08/01/43	1,493	1,293,440
4.85%, 11/15/35	1,635	1,593,321
5.00%, 11/15/45(a)	3,223	2,841,190
6.70%, 09/15/38	1,312	1,437,354
7.45%, 09/15/39	1,653	1,934,027
NOV Inc.
3.60%, 12/01/29(a)	1,123	1,085,604
3.95%, 12/01/42	1,979	1,498,058
Schlumberger Holdings Corp.
2.65%, 06/26/30(b)	1,097	1,019,261
3.90%, 05/17/28(b)	2,482	2,475,719
4.30%, 05/01/29(b)	1,514	1,522,834
4.50%, 05/15/28(a)(b)	640	644,821
4.85%, 05/15/33(a)(b)	515	513,590
5.00%, 05/29/27(b)	650	659,305
5.00%, 11/15/29(a)(b)	790	813,489
5.00%, 06/01/34(a)(b)	720	720,165
Schlumberger Investment SA, 2.65%, 06/26/30(a)	1,212	1,126,111
		33,920,731
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
4.50%, 05/15/28	1,000	1,004,586
5.63%, 05/26/33(a)	750	779,671

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Amcor Flexibles North America Inc.
2.63%, 06/19/30(a)	$1,323	$1,216,078
2.69%, 05/25/31	1,348	1,220,274
3.10%, 09/15/26	580	571,201
4.80%, 03/17/28	1,280	1,295,620
5.10%, 03/17/30	475	486,365
5.50%, 03/17/35	940	961,030
Amcor Group Finance PLC, 5.45%, 05/23/29	1,105	1,144,285
AptarGroup Inc., 3.60%, 03/15/32	360	330,680
Berry Global Inc.
1.65%, 01/15/27	725	699,950
5.50%, 04/15/28	975	1,005,608
5.65%, 01/15/34(a)	920	956,011
5.80%, 06/15/31	945	1,000,665
CCL Industries Inc.
3.05%, 06/01/30(a)(b)	1,310	1,224,269
3.25%, 10/01/26(b)	715	704,624
Packaging Corp. of America
3.00%, 12/15/29(a)	1,130	1,077,995
3.05%, 10/01/51	1,320	824,930
3.40%, 12/15/27	1,226	1,203,813
4.05%, 12/15/49	719	546,127
5.20%, 08/15/35	330	331,895
5.70%, 12/01/33	800	840,276
Sealed Air Corp., 1.57%, 10/15/26(b)	1,068	1,031,760
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	950	980,851
5.44%, 04/03/34	1,650	1,693,553
5.78%, 04/03/54(a)	1,605	1,579,016
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(a)	560	570,180
Sonoco Products Co.
2.25%, 02/01/27	570	553,546
2.85%, 02/01/32(a)	775	690,601
3.13%, 05/01/30(a)	1,290	1,214,097
4.45%, 09/01/26	220	219,935
4.60%, 09/01/29	925	929,392
5.00%, 09/01/34(a)	1,280	1,252,708
5.75%, 11/01/40(a)	415	418,844
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	510	545,436
WestRock MWV LLC
7.95%, 02/15/31	545	632,839
8.20%, 01/15/30	1,505	1,731,588
WRKCo Inc.
3.00%, 06/15/33(a)	977	860,339
3.38%, 09/15/27(a)	1,009	995,398
3.90%, 06/01/28	1,085	1,076,980
4.00%, 03/15/28	1,058	1,052,882
4.20%, 06/01/32	696	671,232
4.90%, 03/15/29	1,249	1,275,146
		39,402,276
Pharmaceuticals — 4.3%
AbbVie Inc.
2.95%, 11/21/26	5,810	5,733,843
3.20%, 11/21/29	8,788	8,468,165
4.05%, 11/21/39	6,483	5,704,631
4.25%, 11/14/28	2,942	2,966,841
4.25%, 11/21/49	9,320	7,593,665
4.30%, 05/14/36	2,023	1,916,946
4.40%, 11/06/42	4,139	3,636,730
4.45%, 05/14/46	3,521	3,025,175
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 05/14/35	$4,335	$4,200,625
4.55%, 03/15/35	2,758	2,700,279
4.63%, 10/01/42	590	536,600
4.65%, 03/15/28	1,886	1,917,116
4.70%, 05/14/45	4,342	3,892,361
4.75%, 03/15/45	1,293	1,167,601
4.80%, 03/15/27	3,685	3,723,102
4.80%, 03/15/29	4,375	4,479,240
4.85%, 06/15/44	1,557	1,429,972
4.88%, 03/15/30	2,095	2,158,317
4.88%, 11/14/48	2,995	2,702,787
4.95%, 03/15/31	3,395	3,505,457
5.05%, 03/15/34	4,460	4,543,696
5.20%, 03/15/35	1,725	1,765,693
5.35%, 03/15/44	1,475	1,442,521
5.40%, 03/15/54	4,995	4,793,643
5.50%, 03/15/64	2,565	2,464,194
5.60%, 03/15/55	1,325	1,312,260
Astrazeneca Finance LLC
1.75%, 05/28/28	2,358	2,230,351
2.25%, 05/28/31	1,270	1,148,062
4.80%, 02/26/27	1,870	1,892,220
4.85%, 02/26/29	2,005	2,058,972
4.88%, 03/03/28	1,825	1,866,107
4.88%, 03/03/33	780	796,189
4.90%, 03/03/30(a)	1,420	1,466,494
4.90%, 02/26/31	1,705	1,762,813
5.00%, 02/26/34	2,505	2,559,030
AstraZeneca PLC
1.38%, 08/06/30(a)	2,447	2,147,112
2.13%, 08/06/50	935	514,829
3.00%, 05/28/51(a)	1,215	807,298
3.13%, 06/12/27	1,310	1,293,943
4.00%, 01/17/29	2,027	2,027,483
4.00%, 09/18/42	1,770	1,503,921
4.38%, 11/16/45	1,644	1,431,589
4.38%, 08/17/48(a)	1,261	1,083,935
6.45%, 09/15/37	3,630	4,099,115
Bayer Corp./New Jersey, 6.65%, 02/15/28(a)(b)	1,284	1,346,168
Bayer U.S. Finance II LLC
3.95%, 04/15/45(b)	748	540,528
4.20%, 07/15/34(b)	759	695,063
4.38%, 12/15/28(b)	5,637	5,615,339
4.40%, 07/15/44(b)	1,442	1,132,266
4.63%, 06/25/38(a)(b)	1,617	1,444,172
4.65%, 11/15/43(a)(b)	480	378,187
4.70%, 07/15/64(b)	1,180	875,796
4.88%, 06/25/48(a)(b)	3,440	2,824,946
5.50%, 07/30/35(a)(b)	745	750,213
Bayer U.S. Finance LLC
6.13%, 11/21/26(b)	1,585	1,612,850
6.25%, 01/21/29(a)(b)	1,525	1,604,718
6.38%, 11/21/30(b)	2,120	2,275,055
6.50%, 11/21/33(b)	2,435	2,609,634
6.88%, 11/21/53(b)	1,195	1,264,608
Becton Dickinson & Co.
1.96%, 02/11/31	1,827	1,606,116
2.82%, 05/20/30	1,381	1,291,801
3.70%, 06/06/27	3,143	3,120,999
3.79%, 05/20/50	975	720,792
4.30%, 08/22/32	960	936,282
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.67%, 06/06/47	$2,539	$2,193,609
4.69%, 02/13/28	1,435	1,454,805
4.69%, 12/15/44	1,661	1,451,525
4.87%, 02/08/29	1,025	1,045,720
5.08%, 06/07/29	1,310	1,346,571
5.11%, 02/08/34	785	794,875
Bristol-Myers Squibb Co.
1.13%, 11/13/27	1,663	1,567,673
1.45%, 11/13/30	2,266	1,977,935
2.35%, 11/13/40	1,588	1,091,830
2.55%, 11/13/50	2,486	1,442,717
2.95%, 03/15/32(a)	2,610	2,381,079
3.25%, 02/27/27	670	663,005
3.25%, 08/01/42	820	617,000
3.40%, 07/26/29	3,986	3,886,772
3.45%, 11/15/27	1,025	1,016,476
3.55%, 03/15/42(a)	1,915	1,511,113
3.70%, 03/15/52	3,197	2,309,022
3.90%, 02/20/28	2,573	2,572,232
3.90%, 03/15/62	1,844	1,308,688
4.13%, 06/15/39	3,085	2,748,414
4.25%, 10/26/49	6,327	5,064,910
4.35%, 11/15/47	2,159	1,791,503
4.50%, 03/01/44	460	398,719
4.55%, 02/20/48	2,052	1,745,121
4.63%, 05/15/44	1,260	1,109,853
4.90%, 02/22/27	1,395	1,412,341
4.90%, 02/22/29	2,720	2,793,863
5.00%, 08/15/45(a)	1,215	1,129,944
5.10%, 02/22/31	2,365	2,460,502
5.20%, 02/22/34	3,625	3,721,804
5.50%, 02/22/44	860	852,571
5.55%, 02/22/54	4,255	4,103,105
5.65%, 02/22/64(a)	2,790	2,672,273
5.75%, 02/01/31	1,665	1,780,965
5.88%, 11/15/36	497	529,444
5.90%, 11/15/33	1,560	1,680,307
6.25%, 11/15/53	1,965	2,082,470
6.40%, 11/15/63	2,085	2,230,609
6.80%, 11/15/26	840	866,580
Cardinal Health Inc.
3.41%, 06/15/27	1,931	1,906,707
4.37%, 06/15/47	1,042	840,278
4.50%, 09/15/30	650	651,183
4.50%, 11/15/44	597	497,224
4.60%, 03/15/43	635	542,536
4.70%, 11/15/26	640	644,068
4.90%, 09/15/45	829	723,636
5.00%, 11/15/29	1,720	1,762,547
5.13%, 02/15/29(a)	1,325	1,363,647
5.15%, 09/15/35	650	645,443
5.35%, 11/15/34	1,125	1,142,550
5.45%, 02/15/34(a)	685	703,494
5.75%, 11/15/54	1,095	1,052,304
Cencora Inc.
2.70%, 03/15/31	1,595	1,461,683
2.80%, 05/15/30	940	881,110
3.45%, 12/15/27	1,673	1,648,431
4.25%, 03/01/45	915	743,831
4.30%, 12/15/47	917	742,630
4.63%, 12/15/27	785	792,562
Security	Par (000)	Value
Pharmaceuticals (continued)
4.85%, 12/15/29	$945	$966,542
5.13%, 02/15/34	780	788,594
5.15%, 02/15/35	555	559,139
CVS Health Corp.
1.30%, 08/21/27	4,097	3,868,538
1.75%, 08/21/30	2,640	2,307,263
1.88%, 02/28/31	2,135	1,848,321
2.13%, 09/15/31	1,685	1,454,616
2.70%, 08/21/40	465	324,218
3.25%, 08/15/29	2,867	2,742,604
3.63%, 04/01/27	1,196	1,184,601
3.75%, 04/01/30	2,294	2,216,235
4.13%, 04/01/40	1,296	1,085,821
4.25%, 04/01/50	975	736,373
4.30%, 03/25/28	7,981	7,977,222
4.78%, 03/25/38	7,776	7,155,751
4.88%, 07/20/35	1,408	1,350,141
5.00%, 01/30/29	1,880	1,915,958
5.00%, 09/15/32	1,000	1,004,596
5.05%, 03/25/48	12,839	11,006,825
5.13%, 02/21/30(a)	2,445	2,503,626
5.13%, 07/20/45	6,083	5,361,822
5.25%, 01/30/31	1,720	1,768,718
5.25%, 02/21/33	2,545	2,574,446
5.30%, 06/01/33	1,805	1,829,153
5.30%, 12/05/43	985	896,484
5.40%, 06/01/29(a)	1,845	1,906,999
5.45%, 09/15/35	1,425	1,428,198
5.55%, 06/01/31	2,155	2,251,564
5.63%, 02/21/53	2,045	1,868,022
5.70%, 06/01/34(a)	2,437	2,514,016
5.88%, 06/01/53(a)	2,310	2,188,434
6.00%, 06/01/44	1,370	1,354,449
6.00%, 06/01/63(a)	839	795,489
6.05%, 06/01/54(a)	1,735	1,685,202
6.13%, 09/15/39	763	781,173
6.20%, 09/15/55(a)	1,775	1,747,053
6.25%, 06/01/27	680	702,253
6.25%, 09/15/65	950	928,575
Eli Lilly & Co.
2.25%, 05/15/50(a)	2,243	1,256,376
2.50%, 09/15/60(a)	1,362	741,685
3.10%, 05/15/27(a)	831	820,155
3.38%, 03/15/29	1,418	1,391,566
3.70%, 03/01/45	645	507,496
3.95%, 05/15/47	761	612,389
3.95%, 03/15/49	1,585	1,251,239
4.00%, 10/15/28	2,225	2,230,367
4.15%, 08/14/27	1,890	1,900,939
4.15%, 03/15/59	995	776,357
4.20%, 08/14/29	1,550	1,563,687
4.25%, 03/15/31	1,950	1,954,525
4.50%, 02/09/27	1,585	1,598,156
4.50%, 02/09/29(a)	1,825	1,855,358
4.55%, 02/12/28	1,490	1,513,107
4.55%, 10/15/32	1,595	1,602,923
4.60%, 08/14/34	1,875	1,864,294
4.70%, 02/27/33	1,350	1,368,299
4.70%, 02/09/34	2,275	2,279,369
4.75%, 02/12/30	1,420	1,459,957
4.88%, 02/27/53	2,102	1,896,205

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.90%, 02/12/32	$1,145	$1,182,312
4.90%, 10/15/35	1,950	1,960,942
4.95%, 02/27/63	1,585	1,409,483
5.00%, 02/09/54	2,605	2,387,606
5.05%, 08/14/54	1,935	1,790,678
5.10%, 02/12/35	1,905	1,952,465
5.10%, 02/09/64	2,615	2,381,873
5.20%, 08/14/64	1,185	1,097,417
5.50%, 03/15/27(a)	465	476,811
5.50%, 02/12/55	2,015	1,986,972
5.55%, 03/15/37	695	736,639
5.55%, 10/15/55	440	436,564
5.60%, 02/12/65	1,270	1,258,788
5.65%, 10/15/65(a)	890	882,524
5.95%, 11/15/37(a)	435	468,325
EMD Finance LLC
4.13%, 08/15/28(b)	750	750,094
4.38%, 10/15/30(b)	1,650	1,647,973
4.63%, 10/15/32(b)	1,800	1,787,467
5.00%, 10/15/35(a)(b)	1,650	1,633,467
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	3,084	3,082,940
4.20%, 03/18/43	920	789,022
4.50%, 04/15/30	1,310	1,326,030
4.88%, 04/15/35	960	961,104
5.38%, 04/15/34	860	900,315
6.38%, 05/15/38	4,548	5,062,942
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	1,764	1,721,092
4.32%, 03/12/27	695	699,391
Johnson & Johnson
0.95%, 09/01/27	2,481	2,352,072
1.30%, 09/01/30(a)	3,001	2,646,205
2.10%, 09/01/40	1,835	1,273,596
2.25%, 09/01/50(a)	1,555	900,657
2.45%, 09/01/60	1,968	1,079,327
2.90%, 01/15/28	2,440	2,395,363
2.95%, 03/03/27	1,568	1,548,598
3.40%, 01/15/38	1,816	1,573,162
3.50%, 01/15/48	1,379	1,046,427
3.55%, 03/01/36	1,646	1,488,873
3.63%, 03/03/37	2,582	2,318,802
3.70%, 03/01/46	3,006	2,406,182
3.75%, 03/03/47	1,793	1,431,138
4.38%, 12/05/33(a)	1,462	1,466,900
4.50%, 03/01/27	1,100	1,110,764
4.50%, 09/01/40(a)	1,065	1,019,567
4.50%, 12/05/43(a)	955	885,159
4.55%, 03/01/28(a)	1,005	1,024,060
4.70%, 03/01/30	2,150	2,214,553
4.80%, 06/01/29	2,040	2,105,827
4.85%, 03/01/32	1,780	1,844,519
4.85%, 05/15/41(a)	449	436,734
4.90%, 06/01/31	2,045	2,135,498
4.95%, 05/15/33	741	772,543
4.95%, 06/01/34(a)	1,385	1,447,873
5.00%, 03/01/35	1,845	1,897,429
5.25%, 06/01/54(a)	1,495	1,475,644
5.85%, 07/15/38	1,271	1,391,794
5.95%, 08/15/37	1,527	1,685,066
6.95%, 09/01/29	1,135	1,266,707
Security	Par (000)	Value
Pharmaceuticals (continued)
McKesson Corp.
3.95%, 02/16/28	$862	$860,118
4.25%, 09/15/29(a)	1,320	1,326,743
4.65%, 05/30/30(a)	1,380	1,403,802
4.88%, 03/15/44	692	614,902
4.90%, 07/15/28	935	955,119
4.95%, 05/30/32	1,050	1,070,787
5.10%, 07/15/33(a)	800	819,781
5.25%, 05/30/35	1,265	1,289,275
Mead Johnson Nutrition Co.
4.60%, 06/01/44	730	642,913
5.90%, 11/01/39(a)	435	454,498
Merck & Co. Inc.
1.45%, 06/24/30(a)	1,110	980,693
1.70%, 06/10/27(a)	2,444	2,354,632
1.90%, 12/10/28	2,137	2,006,306
2.15%, 12/10/31	3,355	2,953,862
2.35%, 06/24/40	1,608	1,133,445
2.45%, 06/24/50	1,966	1,135,854
2.75%, 12/10/51	3,803	2,308,404
2.90%, 12/10/61	2,475	1,421,163
3.40%, 03/07/29	2,893	2,838,476
3.60%, 09/15/42	957	757,686
3.70%, 02/10/45	3,101	2,428,626
3.90%, 03/07/39	1,771	1,558,644
4.00%, 03/07/49	2,252	1,774,100
4.05%, 05/17/28	705	708,740
4.15%, 05/18/43	2,084	1,768,740
4.30%, 05/17/30	1,940	1,957,899
4.50%, 05/17/33(a)	2,100	2,100,922
4.90%, 05/17/44	1,470	1,367,091
5.00%, 05/17/53(a)	2,420	2,191,390
5.15%, 05/17/63	1,500	1,364,528
6.50%, 12/01/33	1,250	1,413,713
6.55%, 09/15/37	565	642,483
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	818	872,194
5.85%, 06/30/39(a)	705	741,549
5.95%, 12/01/28(a)	1,535	1,626,123
6.40%, 03/01/28	1,290	1,361,610
Mylan Inc.
4.55%, 04/15/28	1,209	1,201,500
5.20%, 04/15/48	1,133	908,978
5.40%, 11/29/43	746	632,143
Novartis Capital Corp.
2.00%, 02/14/27	1,956	1,906,476
2.20%, 08/14/30	2,704	2,481,202
2.75%, 08/14/50(a)	2,321	1,460,021
3.10%, 05/17/27	1,455	1,437,638
3.70%, 09/21/42	1,068	870,692
3.80%, 09/18/29	1,605	1,598,376
4.00%, 09/18/31	1,745	1,733,363
4.00%, 11/20/45	1,623	1,336,620
4.20%, 09/18/34(a)	1,130	1,094,783
4.40%, 05/06/44	3,212	2,844,485
4.70%, 09/18/54	1,255	1,107,626
Pfizer Inc.
1.70%, 05/28/30	1,815	1,625,096
1.75%, 08/18/31	1,583	1,381,791
2.55%, 05/28/40	1,556	1,122,152
2.63%, 04/01/30	2,728	2,560,716
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
2.70%, 05/28/50	$1,869	$1,139,399
3.00%, 12/15/26(a)	2,722	2,691,763
3.45%, 03/15/29	2,753	2,710,083
3.60%, 09/15/28(a)	1,913	1,902,616
3.90%, 03/15/39	1,488	1,298,351
4.00%, 12/15/36(a)	1,624	1,496,463
4.00%, 03/15/49	2,129	1,664,642
4.10%, 09/15/38	1,183	1,063,827
4.13%, 12/15/46	2,394	1,943,186
4.20%, 09/15/48	1,686	1,375,927
4.30%, 06/15/43	1,196	1,025,509
4.40%, 05/15/44	1,513	1,318,325
5.60%, 09/15/40	1,017	1,043,593
7.20%, 03/15/39	3,720	4,410,280
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28(a)	6,120	6,194,198
4.65%, 05/19/30(a)	4,775	4,867,744
4.75%, 05/19/33	8,205	8,221,410
5.11%, 05/19/43	4,860	4,604,110
5.30%, 05/19/53	9,700	9,035,914
5.34%, 05/19/63	6,550	5,968,179
Sanofi SA, 3.63%, 06/19/28	1,886	1,875,969
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	813	804,568
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	3,855	3,499,140
3.03%, 07/09/40	2,630	1,980,072
3.18%, 07/09/50	3,435	2,241,333
3.38%, 07/09/60(a)	1,536	970,796
5.00%, 11/26/28	2,843	2,909,583
5.30%, 07/05/34	1,425	1,455,775
5.65%, 07/05/44(a)	1,110	1,111,484
5.65%, 07/05/54(a)	800	774,425
5.80%, 07/05/64(a)	975	948,859
Takeda U.S. Financing Inc.
5.20%, 07/07/35	2,000	2,009,095
5.90%, 07/07/55	2,410	2,398,060
Utah Acquisition Sub Inc., 5.25%, 06/15/46(a)	1,336	1,090,487
Viatris Inc.
2.30%, 06/22/27	1,173	1,125,674
2.70%, 06/22/30	1,798	1,616,693
3.85%, 06/22/40	2,316	1,731,885
4.00%, 06/22/50	2,893	1,906,019
Wyeth LLC
5.95%, 04/01/37	3,461	3,692,082
6.00%, 02/15/36	875	944,142
6.50%, 02/01/34	1,158	1,296,818
Zoetis Inc.
2.00%, 05/15/30	1,409	1,276,919
3.00%, 09/12/27(a)	1,714	1,679,687
3.00%, 05/15/50(a)	936	606,069
3.90%, 08/20/28	1,224	1,222,444
3.95%, 09/12/47	932	733,893
4.15%, 08/17/28	850	852,177
4.45%, 08/20/48	594	500,147
4.70%, 02/01/43	1,946	1,758,878
5.00%, 08/17/35	850	846,526
5.60%, 11/16/32	1,100	1,163,743
		634,615,453
Security	Par (000)	Value
Pipelines — 3.7%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	$785	$769,223
4.60%, 11/02/47(b)	3,375	3,090,800
Boardwalk Pipelines LP
3.40%, 02/15/31	1,015	945,738
3.60%, 09/01/32	840	769,273
4.45%, 07/15/27	1,208	1,210,400
4.80%, 05/03/29	1,315	1,334,254
5.63%, 08/01/34	940	964,198
Cameron LNG LLC
2.90%, 07/15/31(b)	1,500	1,371,092
3.30%, 01/15/35(b)	1,355	1,165,819
3.40%, 01/15/38(b)	780	669,337
3.70%, 01/15/39(b)	1,525	1,295,250
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	985	816,111
3.70%, 11/15/29	1,966	1,909,822
5.13%, 06/30/27	2,104	2,126,520
Cheniere Energy Inc.
4.63%, 10/15/28	1,330	1,328,957
5.65%, 04/15/34	2,360	2,409,156
Cheniere Energy Partners LP
3.25%, 01/31/32	1,878	1,700,078
4.00%, 03/01/31	2,575	2,481,467
4.50%, 10/01/29	3,260	3,253,103
5.55%, 10/30/35(a)(b)	760	766,985
5.75%, 08/15/34	1,970	2,023,362
5.95%, 06/30/33	2,046	2,142,231
Colonial Enterprises Inc.
3.25%, 05/15/30(b)	1,327	1,235,753
5.63%, 11/15/35(a)(b)	515	515,173
Colonial Pipeline Co.
4.20%, 04/15/43(b)	550	428,630
4.25%, 04/15/48(a)(b)	1,125	852,516
6.38%, 08/01/37(b)	155	160,361
7.63%, 04/15/32(b)	720	818,913
Columbia Pipeline Group Inc., 5.80%, 06/01/45	835	817,946
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/31(b)	865	878,528
5.68%, 01/15/34(a)(b)	835	854,920
6.04%, 08/15/28(b)	1,380	1,443,636
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/35(a)(b)	460	462,137
5.70%, 10/01/54(b)	910	840,604
5.93%, 08/15/30(b)	1,570	1,669,634
5.96%, 02/15/55(b)	815	776,169
6.04%, 11/15/33(b)	2,435	2,577,620
6.50%, 08/15/43(b)	970	1,008,261
6.54%, 11/15/53(a)(b)	2,135	2,208,692
6.71%, 08/15/63(a)(b)	730	770,901
DCP Midstream Operating LP
3.25%, 02/15/32	875	786,999
5.13%, 05/15/29	1,310	1,338,595
5.60%, 04/01/44	885	824,872
5.63%, 07/15/27	1,450	1,480,355
6.45%, 11/03/36(b)	595	622,638
6.75%, 09/15/37(b)	820	871,041
8.13%, 08/16/30	440	504,918
DT Midstream Inc.
4.13%, 06/15/29(b)	530	515,095
4.30%, 04/15/32(b)	1,010	952,146

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.38%, 06/15/31(b)	$75	$72,157
5.80%, 12/15/34(b)	1,240	1,263,569
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	1,485	1,417,820
5.80%, 01/15/35	1,180	1,230,105
6.20%, 01/15/55(a)	295	301,642
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29	1,124	1,070,492
3.90%, 11/15/49(a)	501	359,383
4.60%, 12/15/44	789	665,066
4.80%, 11/01/43	662	580,061
EIG Pearl Holdings SARL
3.55%, 08/31/36(a)(b)	943	856,589
4.39%, 11/30/46(a)(b)	1,485	1,204,538
El Paso Natural Gas Co. LLC
3.50%, 02/15/32(b)	425	387,573
8.38%, 06/15/32(a)	595	707,852
Enbridge Energy Partners LP
5.50%, 09/15/40	1,074	1,046,092
7.38%, 10/15/45(a)	1,102	1,266,451
Series B, 7.50%, 04/15/38	665	779,061
Enbridge Inc.
1.60%, 10/04/26	862	837,817
2.50%, 08/01/33	1,695	1,426,908
3.13%, 11/15/29	1,760	1,678,591
3.40%, 08/01/51	1,675	1,106,965
3.70%, 07/15/27	1,715	1,700,000
4.00%, 11/15/49	985	729,307
4.25%, 12/01/26	1,114	1,114,135
4.50%, 06/10/44	894	744,853
4.60%, 06/20/28	845	854,026
4.90%, 06/20/30(a)	1,000	1,020,882
5.25%, 04/05/27	800	812,852
5.30%, 04/05/29	1,510	1,558,585
5.50%, 12/01/46	1,346	1,288,982
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.680%)(d)	1,375	1,369,275
5.55%, 06/20/35	1,455	1,481,786
5.63%, 04/05/34	2,125	2,193,830
5.70%, 03/08/33	3,775	3,938,058
5.90%, 11/15/26	1,385	1,409,230
5.95%, 04/05/54(a)	2,005	1,977,860
6.00%, 11/15/28	1,420	1,496,330
6.20%, 11/15/30	1,280	1,378,006
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.903%)(d)	1,331	1,339,328
6.70%, 11/15/53	2,085	2,245,554
7.20%, 06/27/54, (5-year CMT + 2.970%)(d)	1,115	1,159,435
7.38%, 03/15/55, (5-year CMT + 3.122%)(a)(d)	345	362,436
7.38%, 01/15/83, (5-year CMT + 3.708%)(d)	500	517,365
7.63%, 01/15/83, (5-year CMT + 4.418%)(a)(d)	490	523,058
8.25%, 01/15/84, (5-year CMT + 3.785%)(d)	1,060	1,129,090
8.50%, 01/15/84, (5-year CMT + 4.431%)(a)(d)	1,910	2,160,619
Series 16-A, 6.00%, 01/15/77, (3-mo. CME Term SOFR + 4.152%)(d)	852	854,328
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.314%)(d)	1,278	1,276,399
Security	Par (000)	Value
Pipelines (continued)
Energy Transfer LP
3.75%, 05/15/30	$2,685	$2,602,969
4.00%, 10/01/27	1,399	1,391,384
4.15%, 09/15/29	943	934,548
4.20%, 04/15/27	927	925,971
4.40%, 03/15/27	1,192	1,194,366
4.90%, 03/15/35	1,088	1,044,716
4.95%, 05/15/28	1,557	1,582,537
4.95%, 06/15/28	1,765	1,792,473
4.95%, 01/15/43(a)	574	494,698
5.00%, 05/15/44	790	682,364
5.00%, 05/15/50	3,305	2,742,965
5.15%, 02/01/43	723	640,285
5.15%, 03/15/45	1,615	1,420,459
5.20%, 04/01/30(a)	425	437,131
5.25%, 04/15/29	2,340	2,406,165
5.25%, 07/01/29	1,015	1,046,835
5.30%, 04/01/44	1,083	969,650
5.30%, 04/15/47	1,723	1,518,952
5.35%, 05/15/45	1,346	1,205,282
5.40%, 10/01/47	2,621	2,335,194
5.50%, 06/01/27	1,393	1,416,650
5.55%, 02/15/28	1,864	1,918,251
5.55%, 05/15/34	2,320	2,355,285
5.60%, 09/01/34	2,240	2,276,541
5.63%, 05/01/27(b)	675	675,052
5.70%, 04/01/35	1,994	2,029,948
5.75%, 02/15/33	2,440	2,536,364
5.95%, 10/01/43	702	681,604
5.95%, 05/15/54	2,923	2,736,841
6.00%, 02/01/29(a)(b)	1,525	1,546,638
6.00%, 06/15/48	1,575	1,509,964
6.05%, 12/01/26	1,555	1,584,818
6.05%, 06/01/41	1,212	1,210,057
6.05%, 09/01/54	2,115	2,011,133
6.10%, 12/01/28	895	941,363
6.10%, 02/15/42	497	496,050
6.13%, 12/15/45	1,510	1,485,669
6.20%, 04/01/55(a)	1,935	1,876,247
6.25%, 04/15/49	2,936	2,878,723
6.40%, 12/01/30	1,695	1,833,945
6.50%, 02/01/42	1,490	1,544,566
6.55%, 12/01/33	2,245	2,431,850
6.63%, 10/15/36	745	804,068
6.85%, 02/15/40(a)	560	607,753
7.38%, 02/01/31(b)	1,190	1,244,831
7.50%, 07/01/38	850	977,238
8.25%, 11/15/29(a)	619	705,565
Series 20Y, 5.80%, 06/15/38	975	982,972
Enterprise Products Operating LLC
2.80%, 01/31/30	2,233	2,108,416
3.13%, 07/31/29	2,334	2,249,009
3.20%, 02/15/52	1,624	1,054,986
3.30%, 02/15/53(a)	1,682	1,103,092
3.70%, 01/31/51	1,596	1,142,240
3.95%, 02/15/27	1,165	1,162,777
3.95%, 01/31/60	1,516	1,090,457
4.15%, 10/16/28	1,767	1,774,912
4.20%, 01/31/50	1,999	1,572,701
4.25%, 02/15/48	2,097	1,691,652
4.30%, 06/20/28	1,320	1,330,094
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.45%, 02/15/43	$1,864	$1,611,689
4.60%, 01/11/27	1,370	1,378,347
4.60%, 01/15/31	2,405	2,426,706
4.80%, 02/01/49	2,285	1,975,139
4.85%, 01/31/34(a)	1,470	1,469,825
4.85%, 08/15/42	1,480	1,346,101
4.85%, 03/15/44	2,356	2,128,029
4.90%, 05/15/46	1,625	1,452,616
4.95%, 02/15/35	1,770	1,766,535
4.95%, 10/15/54	897	777,418
5.10%, 02/15/45	1,906	1,764,625
5.20%, 01/15/36(a)	2,360	2,381,480
5.35%, 01/31/33	1,480	1,532,858
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)(d)	1,133	1,120,970
5.55%, 02/16/55(a)	2,030	1,937,383
5.70%, 02/15/42	1,187	1,194,370
5.95%, 02/01/41	1,005	1,041,876
6.13%, 10/15/39	1,202	1,280,043
6.45%, 09/01/40	1,130	1,241,758
7.55%, 04/15/38	680	805,468
Series D, 6.88%, 03/01/33	912	1,026,549
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(a)(d)	1,236	1,223,010
Series H, 6.65%, 10/15/34(a)	545	613,507
Series J, 5.75%, 03/01/35	615	641,238
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(b)	443	440,601
Flex Intermediate Holdco LLC
3.36%, 06/30/31(a)(b)	1,340	1,224,602
4.32%, 12/30/39(b)	880	700,718
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	1,685	1,556,758
Florida Gas Transmission Co. LLC
2.30%, 10/01/31(b)	1,050	925,838
2.55%, 07/01/30(a)(b)	890	817,741
5.75%, 07/15/35(a)(b)	685	705,666
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(a)(b)	161	156,274
2.16%, 03/31/34(b)	2,315	2,087,291
2.63%, 03/31/36(b)	2,605	2,271,931
2.94%, 09/30/40(b)	2,614	2,189,050
3.25%, 09/30/40(a)(b)	2,215	1,767,712
GNL Quintero SA, 4.63%, 07/31/29(a)(b)	445	444,176
Gray Oak Pipeline LLC, 3.45%, 10/15/27(b)	830	816,772
Greensaif Pipelines Bidco SARL
5.85%, 02/23/36(a)(b)	2,000	2,069,063
6.10%, 08/23/42(a)(b)	2,000	2,066,116
6.13%, 02/23/38(a)(b)	1,255	1,323,697
6.51%, 02/23/42(b)	2,290	2,435,883
Gulfstream Natural Gas System LLC
5.60%, 07/23/35(b)	850	859,445
5.95%, 10/15/45(a)(b)	509	491,520
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	1,044	899,642
5.00%, 08/15/42	1,153	1,033,172
5.00%, 03/01/43	1,130	1,013,070
5.40%, 09/01/44	830	768,937
5.50%, 03/01/44	1,238	1,166,765
5.63%, 09/01/41	639	619,021
5.80%, 03/15/35	930	960,252
6.38%, 03/01/41	935	977,127
Security	Par (000)	Value
Pipelines (continued)
6.50%, 02/01/37	$623	$663,217
6.50%, 09/01/39	1,017	1,086,548
6.55%, 09/15/40	794	847,304
6.95%, 01/15/38	1,800	2,003,393
7.30%, 08/15/33	805	908,340
7.40%, 03/15/31	499	563,745
7.50%, 11/15/40	716	832,431
7.75%, 03/15/32	452	523,731
Kinder Morgan Inc.
1.75%, 11/15/26	320	310,796
2.00%, 02/15/31	1,385	1,221,309
3.25%, 08/01/50	1,082	688,315
3.60%, 02/15/51	1,922	1,306,540
4.30%, 03/01/28(a)	1,937	1,944,368
4.80%, 02/01/33	1,478	1,461,116
5.00%, 02/01/29	2,610	2,665,003
5.05%, 02/15/46	992	870,410
5.10%, 08/01/29	1,020	1,048,154
5.15%, 06/01/30	710	730,120
5.20%, 06/01/33	2,265	2,291,358
5.20%, 03/01/48	1,241	1,102,651
5.30%, 12/01/34	1,232	1,239,658
5.40%, 02/01/34	1,550	1,578,178
5.45%, 08/01/52	1,205	1,093,337
5.55%, 06/01/45	2,993	2,813,602
5.85%, 06/01/35	505	524,726
5.95%, 08/01/54(a)	1,040	1,009,023
7.75%, 01/15/32(a)	1,736	2,006,642
7.80%, 08/01/31	893	1,033,172
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	810	808,975
MPLX LP
2.65%, 08/15/30	2,625	2,399,918
4.00%, 03/15/28	2,317	2,304,778
4.13%, 03/01/27	1,932	1,928,068
4.25%, 12/01/27	1,452	1,451,863
4.50%, 04/15/38	3,052	2,721,494
4.70%, 04/15/48	2,831	2,295,737
4.80%, 02/15/29	1,646	1,667,206
4.80%, 02/15/31	1,230	1,230,925
4.90%, 04/15/58	698	558,388
4.95%, 09/01/32	1,469	1,460,223
4.95%, 03/14/52	2,508	2,065,416
5.00%, 01/15/33	1,125	1,115,155
5.00%, 03/01/33	1,630	1,614,481
5.20%, 03/01/47	1,656	1,441,093
5.20%, 12/01/47	726	628,249
5.40%, 04/01/35	1,190	1,181,567
5.40%, 09/15/35	1,730	1,707,886
5.50%, 06/01/34	2,712	2,734,745
5.50%, 02/15/49	2,470	2,223,301
5.65%, 03/01/53	1,090	989,085
5.95%, 04/01/55	1,540	1,452,468
6.20%, 09/15/55(a)	1,515	1,472,275
NGPL PipeCo LLC
3.25%, 07/15/31(b)	1,385	1,247,377
4.88%, 08/15/27(b)	1,531	1,533,077
7.77%, 12/15/37(b)	742	850,841
Northern Natural Gas Co.
3.40%, 10/16/51(b)	1,175	772,845
4.10%, 09/15/42(b)	420	334,790

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.30%, 01/15/49(b)	$1,390	$1,086,674
5.63%, 02/01/54(b)	870	820,953
Northwest Pipeline LLC, 4.00%, 04/01/27	760	757,536
ONEOK Inc.
3.10%, 03/15/30	1,615	1,520,900
3.25%, 06/01/30	910	859,513
3.40%, 09/01/29	1,211	1,162,652
3.95%, 03/01/50	1,280	908,209
4.00%, 07/13/27	955	951,478
4.20%, 12/01/42(a)	286	221,182
4.20%, 03/15/45	385	291,560
4.20%, 10/03/47	840	629,945
4.25%, 09/24/27	315	315,284
4.25%, 09/15/46	870	662,852
4.35%, 03/15/29	1,289	1,286,405
4.40%, 10/15/29	895	893,732
4.45%, 09/01/49	980	764,592
4.50%, 03/15/50	815	635,451
4.55%, 07/15/28	1,134	1,142,167
4.75%, 10/15/31	880	879,988
4.85%, 02/01/49	800	651,906
4.95%, 10/15/32	750	745,342
4.95%, 07/13/47(a)	969	819,315
5.05%, 11/01/34	2,445	2,383,875
5.05%, 04/01/45	460	398,904
5.15%, 10/15/43	971	859,101
5.20%, 07/15/48	1,444	1,258,547
5.38%, 06/01/29	720	741,318
5.40%, 10/15/35	750	742,851
5.45%, 06/01/47(a)	675	604,428
5.55%, 11/01/26	1,405	1,421,487
5.60%, 04/01/44	765	701,589
5.63%, 01/15/28(b)	990	1,012,958
5.65%, 11/01/28	1,699	1,764,865
5.65%, 09/01/34	820	833,947
5.70%, 11/01/54	2,460	2,242,861
5.80%, 11/01/30	1,210	1,273,120
5.85%, 11/01/64	1,300	1,183,482
6.00%, 06/15/35	735	760,921
6.05%, 09/01/33	2,400	2,525,178
6.10%, 11/15/32	1,200	1,273,525
6.25%, 10/15/55	2,175	2,124,977
6.35%, 01/15/31	1,141	1,225,477
6.40%, 05/01/37(a)	680	707,178
6.50%, 09/01/30(b)	1,705	1,834,868
6.63%, 09/01/53	2,795	2,869,913
7.15%, 01/15/51	514	550,999
ONEOK Partners LP
6.13%, 02/01/41	1,089	1,098,382
6.20%, 09/15/43	730	729,739
6.65%, 10/01/36	1,079	1,168,802
6.85%, 10/15/37	1,050	1,144,605
Pipeline Funding Co. LLC, 7.50%, 01/15/30(b)	523	536,720
Plains All American Pipeline LP, 5.95%, 06/15/35	1,800	1,854,152
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	2,242	2,160,041
3.80%, 09/15/30	1,510	1,456,895
4.30%, 01/31/43	754	594,505
4.50%, 12/15/26	1,315	1,315,847
Security	Par (000)	Value
Pipelines (continued)
4.70%, 06/15/44	$1,359	$1,123,486
4.90%, 02/15/45	1,164	986,203
5.15%, 06/01/42	902	806,410
5.70%, 09/15/34	1,165	1,188,400
6.65%, 01/15/37(a)	965	1,045,126
QazaqGaz NC JSC, 4.38%, 09/26/27(a)(b)	590	585,164
Sabal Trail Transmission LLC
4.25%, 05/01/28(b)	1,155	1,147,844
4.68%, 05/01/38(b)	982	900,276
4.83%, 05/01/48(a)(b)	695	590,925
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	2,901	2,900,310
4.50%, 05/15/30	3,356	3,365,704
5.00%, 03/15/27	2,190	2,202,391
5.90%, 09/15/37	835	879,153
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(a)(b)	692	597,643
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	545	549,672
5.03%, 10/01/29	765	774,552
5.58%, 10/01/34	2,060	2,043,522
6.18%, 10/01/54(a)	965	915,941
Southern Natural Gas Co. LLC
4.80%, 03/15/47(b)	1,173	1,011,617
5.45%, 08/01/35(a)(b)	215	216,222
8.00%, 03/01/32(a)	557	640,189
Spectra Energy Partners LP
3.38%, 10/15/26	1,120	1,107,941
4.50%, 03/15/45	1,179	984,527
5.95%, 09/25/43	718	712,147
Targa Resources Corp.
4.20%, 02/01/33	1,495	1,409,120
4.90%, 09/15/30	1,305	1,324,969
4.95%, 04/15/52	1,290	1,067,125
5.20%, 07/01/27	1,445	1,468,811
5.50%, 02/15/35	1,950	1,966,844
5.55%, 08/15/35	1,835	1,848,342
5.65%, 02/15/36	1,185	1,196,861
6.13%, 03/15/33	1,135	1,200,255
6.13%, 05/15/55	1,430	1,389,881
6.15%, 03/01/29	1,555	1,640,577
6.25%, 07/01/52	1,213	1,194,359
6.50%, 03/30/34	1,525	1,648,127
6.50%, 02/15/53	1,440	1,471,593
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	1,627	1,529,545
4.88%, 02/01/31	1,811	1,803,982
5.00%, 01/15/28	1,338	1,339,306
5.50%, 03/01/30	2,094	2,133,929
6.88%, 01/15/29	670	683,065
TC PipeLines LP, 3.90%, 05/25/27	1,311	1,303,442
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(b)	1,766	1,650,638
7.00%, 03/15/27	525	545,258
7.00%, 10/15/28	1,708	1,839,163
7.63%, 04/01/37(a)	655	773,756
Texas Eastern Transmission LP
3.50%, 01/15/28(a)(b)	1,010	993,348
4.15%, 01/15/48(b)	820	639,197
7.00%, 07/15/32	750	836,326
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
TMS Issuer Sarl, 5.78%, 08/23/32(b)	$1,260	$1,313,550
TransCanada PipeLines Ltd.
2.50%, 10/12/31(a)	495	433,693
4.10%, 04/15/30	2,561	2,521,778
4.25%, 05/15/28	2,160	2,161,334
4.63%, 03/01/34(a)	2,095	2,019,374
4.88%, 05/15/48(a)	420	367,747
5.00%, 10/16/43(a)	650	595,482
5.10%, 03/15/49(a)	1,370	1,234,814
5.60%, 03/31/34	585	598,758
5.85%, 03/15/36	894	926,808
6.10%, 06/01/40	1,265	1,306,369
6.20%, 10/15/37	1,705	1,797,583
7.00%, 06/01/65, (5-year CMT + 2.614%)(a)(d)	475	481,800
7.25%, 08/15/38	1,130	1,283,378
7.63%, 01/15/39	2,120	2,486,048
Transcanada Trust
5.30%, 03/15/77(a)(d)	1,957	1,944,363
5.50%, 09/15/79, (1-day SOFR + 4.416%)(d)	1,494	1,471,742
5.60%, 03/07/82, (5-year CMT + 3.986%)(d)	1,160	1,135,787
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	1,201	1,142,419
3.95%, 05/15/50	840	632,316
4.00%, 03/15/28	958	955,860
4.45%, 08/01/42	656	557,869
4.60%, 03/15/48	1,086	913,665
5.40%, 08/15/41	705	677,732
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	120	119,678
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)(b)	595	605,375
Valero Energy Partners LP, 4.50%, 03/15/28	944	950,972
Western Midstream Operating LP
4.05%, 02/01/30	1,960	1,905,727
4.50%, 03/01/28	930	929,042
4.75%, 08/15/28	845	849,896
5.25%, 02/01/50	1,570	1,311,580
5.30%, 03/01/48(a)	1,290	1,086,887
5.45%, 11/15/34	1,260	1,244,527
5.45%, 04/01/44	1,100	966,961
5.50%, 08/15/48	540	464,075
6.15%, 04/01/33	895	935,094
6.35%, 01/15/29	1,035	1,088,593
Whistler Pipeline LLC
5.40%, 09/30/29(b)	330	339,256
5.70%, 09/30/31(b)	267	277,607
5.95%, 09/30/34(a)(b)	1,330	1,363,546
Williams Companies Inc. (The)
2.60%, 03/15/31	2,120	1,918,081
3.50%, 11/15/30	1,807	1,723,072
3.50%, 10/15/51	1,030	696,321
3.75%, 06/15/27	2,632	2,611,119
4.63%, 06/30/30	995	1,000,236
4.65%, 08/15/32	1,755	1,732,711
4.80%, 11/15/29	1,005	1,022,823
4.85%, 03/01/48	1,376	1,183,508
4.90%, 03/15/29	2,100	2,139,492
4.90%, 01/15/45	822	720,843
5.10%, 09/15/45	1,749	1,577,842
5.15%, 03/15/34	2,225	2,230,579
Security	Par (000)	Value
Pipelines (continued)
5.30%, 08/15/28(a)	$1,790	$1,846,605
5.30%, 09/30/35	1,270	1,271,106
5.30%, 08/15/52	1,105	1,000,743
5.40%, 03/04/44	841	792,849
5.60%, 03/15/35	1,160	1,190,263
5.65%, 03/15/33	1,385	1,441,613
5.75%, 06/24/44	840	819,412
5.80%, 11/15/43	695	689,342
5.80%, 11/15/54	1,155	1,119,053
6.00%, 03/15/55	845	840,350
6.30%, 04/15/40	2,037	2,164,327
7.75%, 06/15/31(a)	507	581,450
8.75%, 03/15/32	733	885,804
Series A, 7.50%, 01/15/31	737	834,836
		547,059,971
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30(a)(b)	1,029	949,552
4.87%, 02/15/29(a)(b)	1,345	1,364,535
5.00%, 03/15/48(a)(b)	610	546,144
Brookfield Finance Inc., 5.81%, 03/03/55	780	764,752
Carlyle Finance LLC, 5.65%, 09/15/48(a)(b)	740	712,919
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(a)(b)	1,063	1,030,380
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	1,133	1,103,751
EQT AB, 5.85%, 05/08/35(b)	405	415,131
KKR & Co. Inc., 5.10%, 08/07/35	900	892,896
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)(b)	1,443	1,331,781
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(b)	1,553	1,525,348
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(b)	925	658,686
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)(b)	1,385	959,398
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	1,120	727,561
		12,982,834
Real Estate — 0.1%
Brookfield Corp., 7.38%, 03/01/33(a)	350	400,153
CBRE Services Inc.
2.50%, 04/01/31(a)	1,122	1,008,443
4.80%, 06/15/30	735	745,529
5.50%, 04/01/29(a)	780	808,990
5.50%, 06/15/35	755	769,982
5.95%, 08/15/34	1,375	1,460,325
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31(b)	330	299,367
CoStar Group Inc., 2.80%, 07/15/30(b)	1,915	1,754,963
Jones Lang LaSalle Inc., 6.88%, 12/01/28	285	306,222
Mitsui Fudosan Co. Ltd.
2.57%, 01/21/32(b)	385	335,854
3.65%, 07/20/27(b)	150	148,254
3.95%, 01/24/29(b)	290	286,071
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/31(b)	1,090	968,868
3.88%, 03/20/27(b)	760	753,713
4.13%, 02/01/29(a)(b)	1,240	1,232,618

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	$65	$74,281
		11,353,633
Real Estate Investment Trusts — 3.2%
Agree LP
2.00%, 06/15/28(a)	790	745,001
2.60%, 06/15/33	475	402,657
2.90%, 10/01/30	610	567,860
4.80%, 10/01/32(a)	480	478,154
5.60%, 06/15/35	640	658,399
5.63%, 06/15/34	685	704,568
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	1,501	1,216,267
2.00%, 05/18/32	1,630	1,365,015
2.75%, 12/15/29	770	721,511
2.95%, 03/15/34	1,260	1,076,244
3.00%, 05/18/51	1,287	786,341
3.38%, 08/15/31	1,157	1,082,269
3.55%, 03/15/52(a)	1,560	1,053,510
3.95%, 01/15/27	630	627,063
3.95%, 01/15/28	940	933,847
4.00%, 02/01/50	1,043	777,218
4.50%, 07/30/29	907	910,332
4.70%, 07/01/30	841	847,905
4.75%, 04/15/35(a)	898	866,816
4.85%, 04/15/49	468	394,621
4.90%, 12/15/30(a)	1,192	1,211,223
5.15%, 04/15/53	855	748,352
5.25%, 05/15/36	500	495,699
5.50%, 10/01/35(a)	790	800,681
5.63%, 05/15/54(a)	1,175	1,103,149
American Assets Trust LP
3.38%, 02/01/31	864	779,301
6.15%, 10/01/34	800	803,305
American Homes 4 Rent LP
2.38%, 07/15/31	711	627,933
3.38%, 07/15/51	490	321,433
3.63%, 04/15/32	960	893,053
4.25%, 02/15/28	1,115	1,111,827
4.30%, 04/15/52	540	416,439
4.90%, 02/15/29	932	949,127
4.95%, 06/15/30	515	525,151
5.25%, 03/15/35(a)	840	843,351
5.50%, 02/01/34	1,015	1,042,309
5.50%, 07/15/34	700	716,470
American Tower Corp.
1.45%, 09/15/26	1,099	1,067,344
1.50%, 01/31/28	1,401	1,314,340
1.88%, 10/15/30	1,514	1,334,457
2.10%, 06/15/30	1,563	1,405,710
2.30%, 09/15/31(a)	1,541	1,356,563
2.70%, 04/15/31	1,539	1,396,044
2.75%, 01/15/27(a)	1,172	1,148,557
2.90%, 01/15/30	1,827	1,714,876
2.95%, 01/15/51	1,183	740,151
3.10%, 06/15/50(a)	390	252,826
3.13%, 01/15/27	678	667,767
3.38%, 10/15/26	1,432	1,418,077
3.55%, 07/15/27	1,572	1,555,085
3.60%, 01/15/28	1,513	1,492,649
3.65%, 03/15/27	1,215	1,205,599
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.70%, 10/15/49	$948	$686,279
3.80%, 08/15/29	2,926	2,867,521
3.95%, 03/15/29	1,472	1,456,797
4.05%, 03/15/32(a)	1,020	982,632
4.90%, 03/15/30	1,410	1,437,105
5.00%, 01/31/30	715	731,722
5.20%, 02/15/29	1,185	1,218,619
5.25%, 07/15/28	1,415	1,455,632
5.35%, 03/15/35	940	964,195
5.40%, 01/31/35	905	928,858
5.45%, 02/15/34	1,060	1,093,035
5.50%, 03/15/28	1,308	1,347,797
5.55%, 07/15/33	1,690	1,754,780
5.65%, 03/15/33	1,681	1,755,612
5.80%, 11/15/28	1,720	1,797,982
5.90%, 11/15/33	1,180	1,253,700
Americold Realty Operating Partnership LP
5.41%, 09/12/34(a)	775	761,349
5.60%, 05/15/32(a)	725	735,065
AvalonBay Communities Inc.
1.90%, 12/01/28	890	832,843
2.05%, 01/15/32(a)	1,210	1,050,769
2.30%, 03/01/30(a)	1,295	1,192,289
2.45%, 01/15/31	1,105	1,004,713
2.90%, 10/15/26	280	276,317
3.20%, 01/15/28	861	844,528
3.30%, 06/01/29	713	692,179
3.35%, 05/15/27(a)	897	886,473
3.90%, 10/15/46	472	368,933
4.15%, 07/01/47	389	313,233
4.35%, 04/15/48	472	393,695
5.00%, 02/15/33	394	400,933
5.00%, 08/01/35	595	592,484
5.30%, 12/07/33	615	634,644
5.35%, 06/01/34	730	752,516
Boston Properties LP
2.45%, 10/01/33	1,802	1,462,165
2.55%, 04/01/32	1,686	1,447,087
2.75%, 10/01/26	1,606	1,578,043
2.90%, 03/15/30	805	747,298
3.25%, 01/30/31(a)	1,777	1,651,299
3.40%, 06/21/29	1,360	1,303,256
4.50%, 12/01/28	2,489	2,490,533
5.75%, 01/15/35(a)	1,330	1,347,848
6.50%, 01/15/34(a)	1,145	1,228,775
6.75%, 12/01/27	1,615	1,699,356
Brixmor Operating Partnership LP
2.25%, 04/01/28	615	585,695
2.50%, 08/16/31	615	544,836
3.90%, 03/15/27	887	881,829
4.05%, 07/01/30	1,703	1,668,844
4.13%, 05/15/29	1,228	1,217,066
5.20%, 04/01/32	600	612,447
5.50%, 02/15/34	565	575,822
5.75%, 02/15/35	565	584,963
Broadstone Net Lease LLC, 2.60%, 09/15/31	655	565,725
Camden Property Trust
2.80%, 05/15/30	1,437	1,347,837
3.15%, 07/01/29	1,139	1,094,374
3.35%, 11/01/49	447	309,530
4.10%, 10/15/28(a)	800	800,743
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.90%, 01/15/34	$615	$617,054
5.85%, 11/03/26	695	707,689
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(b)	150	148,281
COPT Defense Properties LP
2.00%, 01/15/29(a)	835	771,046
2.75%, 04/15/31(a)	805	725,602
2.90%, 12/01/33	595	500,464
Cousins Properties LP
5.25%, 07/15/30	705	723,760
5.38%, 02/15/32	600	612,068
5.88%, 10/01/34	620	641,058
Crown Castle Inc.
2.10%, 04/01/31	1,747	1,523,754
2.25%, 01/15/31	1,921	1,701,236
2.50%, 07/15/31	1,360	1,204,590
2.90%, 03/15/27	1,324	1,296,862
2.90%, 04/01/41	1,900	1,360,098
3.10%, 11/15/29	1,164	1,104,150
3.25%, 01/15/51	1,567	1,026,074
3.30%, 07/01/30	1,625	1,534,719
3.65%, 09/01/27	2,420	2,390,149
3.80%, 02/15/28	2,205	2,176,309
4.00%, 03/01/27	927	922,085
4.00%, 11/15/49(a)	292	217,481
4.15%, 07/01/50	323	246,773
4.30%, 02/15/29	1,578	1,569,277
4.75%, 05/15/47	661	571,542
4.80%, 09/01/28	1,065	1,077,655
4.90%, 09/01/29	1,690	1,711,075
5.00%, 01/11/28	1,897	1,922,785
5.10%, 05/01/33	1,507	1,510,901
5.20%, 09/01/34	1,220	1,218,923
5.20%, 02/15/49	203	181,421
5.60%, 06/01/29	1,669	1,733,976
5.80%, 03/01/34	1,590	1,657,502
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	15	14,604
CubeSmart LP
2.00%, 02/15/31	720	627,195
2.25%, 12/15/28	862	811,124
2.50%, 02/15/32	960	836,517
3.00%, 02/15/30	706	665,903
3.13%, 09/01/26	602	593,342
4.38%, 02/15/29	700	699,724
5.13%, 11/01/35	215	211,395
Digital Realty Trust LP
3.60%, 07/01/29(a)	1,627	1,587,757
3.70%, 08/15/27	1,632	1,619,211
4.45%, 07/15/28	965	972,453
5.55%, 01/15/28	1,590	1,637,711
DOC DR LLC
2.63%, 11/01/31	706	629,028
3.95%, 01/15/28	822	817,509
4.30%, 03/15/27	653	653,338
EPR Properties
3.60%, 11/15/31	455	415,993
3.75%, 08/15/29	555	533,003
4.50%, 06/01/27	410	408,714
4.75%, 12/15/26	385	385,344
4.95%, 04/15/28	375	377,038
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	$900	$922,586
Equinix Inc.
1.55%, 03/15/28	1,306	1,224,665
1.80%, 07/15/27	1,165	1,116,097
2.00%, 05/15/28	870	822,049
2.15%, 07/15/30	1,925	1,735,318
2.50%, 05/15/31	2,081	1,866,463
2.90%, 11/18/26	547	538,149
2.95%, 09/15/51	1,019	625,382
3.00%, 07/15/50	986	618,539
3.20%, 11/18/29	2,152	2,055,906
3.40%, 02/15/52	876	582,224
3.90%, 04/15/32	2,425	2,308,804
ERP Operating LP
1.85%, 08/01/31	850	743,022
2.50%, 02/15/30	1,025	954,934
2.85%, 11/01/26	780	769,340
3.00%, 07/01/29	1,245	1,194,167
3.25%, 08/01/27	800	788,209
3.50%, 03/01/28	962	948,740
4.00%, 08/01/47(a)	390	305,496
4.15%, 12/01/28(a)	963	965,691
4.50%, 07/01/44	1,174	1,016,788
4.50%, 06/01/45(a)	485	418,460
4.65%, 09/15/34(a)	960	938,139
4.95%, 06/15/32	955	975,285
Essential Properties LP
2.95%, 07/15/31	617	555,074
5.40%, 12/01/35	475	468,652
Essex Portfolio LP
1.65%, 01/15/31	600	514,653
1.70%, 03/01/28	680	639,858
2.55%, 06/15/31(a)	495	442,520
2.65%, 03/15/32	898	793,688
2.65%, 09/01/50	485	284,495
3.00%, 01/15/30	812	767,294
3.63%, 05/01/27	656	650,171
4.00%, 03/01/29	1,021	1,009,990
4.50%, 03/15/48(a)	485	408,488
5.38%, 04/01/35	760	776,724
5.50%, 04/01/34	725	748,247
Extra Space Storage LP
2.20%, 10/15/30	669	600,018
2.35%, 03/15/32	1,115	956,339
2.40%, 10/15/31	955	838,938
2.55%, 06/01/31	760	682,358
3.88%, 12/15/27	1,098	1,088,273
3.90%, 04/01/29	655	644,762
4.00%, 06/15/29	517	511,446
4.95%, 01/15/33	275	275,889
5.35%, 01/15/35	690	695,135
5.40%, 02/01/34	705	718,299
5.40%, 06/15/35(a)	790	797,436
5.50%, 07/01/30	1,350	1,410,534
5.70%, 04/01/28	1,345	1,389,574
5.90%, 01/15/31	1,010	1,072,172
Federal Realty OP LP
3.20%, 06/15/29	590	566,467
3.25%, 07/15/27	925	908,919
3.50%, 06/01/30(a)	704	677,516

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.63%, 08/01/46(a)	$444	$317,379
4.50%, 12/01/44(a)	828	704,278
5.38%, 05/01/28	565	580,919
First Industrial LP, 5.25%, 01/15/31	455	464,570
GLP Capital LP / GLP Financing II Inc.
5.25%, 02/15/33	400	397,708
5.75%, 11/01/37	400	393,959
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	1,340	1,195,928
4.00%, 01/15/30	1,142	1,104,783
4.00%, 01/15/31	1,203	1,145,209
5.30%, 01/15/29	1,220	1,242,123
5.63%, 09/15/34	1,490	1,494,691
5.75%, 06/01/28	1,159	1,189,698
6.25%, 09/15/54(a)	980	961,016
6.75%, 12/01/33	625	672,577
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32(b)	270	266,566
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(b)	415	381,229
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(b)	1,030	1,029,751
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(a)(b)	887	874,531
Healthcare Realty Holdings LP
2.00%, 03/15/31(a)	1,167	1,012,578
2.05%, 03/15/31	683	586,285
2.40%, 03/15/30	795	719,084
3.10%, 02/15/30(a)	1,014	953,006
3.63%, 01/15/28	636	623,819
3.75%, 07/01/27	1,031	1,021,852
Healthpeak OP LLC
1.35%, 02/01/27	1,068	1,026,992
2.13%, 12/01/28	1,067	998,313
2.88%, 01/15/31	1,193	1,098,538
3.00%, 01/15/30	1,486	1,406,180
3.50%, 07/15/29	985	957,038
4.75%, 01/15/33	450	446,932
5.25%, 12/15/32	995	1,017,331
5.38%, 02/15/35(a)	775	783,336
6.75%, 02/01/41	402	440,190
Highwoods Realty LP
2.60%, 02/01/31	635	558,039
3.05%, 02/15/30	573	529,267
3.88%, 03/01/27(a)	250	247,010
4.13%, 03/15/28	492	484,698
4.20%, 04/15/29	559	546,949
7.65%, 02/01/34	155	175,391
Host Hotels & Resorts LP
5.50%, 04/15/35	1,130	1,124,593
5.70%, 06/15/32	680	698,410
5.70%, 07/01/34	1,000	1,016,869
Series H, 3.38%, 12/15/29	936	888,029
Series I, 3.50%, 09/15/30	1,456	1,369,036
Series J, 2.90%, 12/15/31	835	741,152
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	1,301	1,117,341
2.30%, 11/15/28	1,185	1,118,399
2.70%, 01/15/34	695	582,706
4.15%, 04/15/32	940	899,160
4.88%, 02/01/35	765	747,307
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.95%, 01/15/33	$650	$648,563
5.45%, 08/15/30	930	966,770
5.50%, 08/15/33	635	651,279
Kilroy Realty LP
2.50%, 11/15/32	868	711,574
2.65%, 11/15/33	925	747,523
3.05%, 02/15/30(a)	947	870,929
4.25%, 08/15/29	685	668,871
4.75%, 12/15/28(a)	855	857,251
5.88%, 10/15/35	70	69,670
6.25%, 01/15/36	560	572,108
Kimco Realty OP LLC
1.90%, 03/01/28(a)	643	610,496
2.25%, 12/01/31	800	702,609
2.70%, 10/01/30	936	863,820
2.80%, 10/01/26	819	806,067
3.20%, 04/01/32	980	896,337
3.70%, 10/01/49	466	335,042
3.80%, 04/01/27	720	715,480
4.13%, 12/01/46	693	549,527
4.25%, 04/01/45(a)	864	711,136
4.45%, 09/01/47	510	423,497
4.60%, 02/01/33	1,050	1,033,694
4.85%, 03/01/35	785	773,860
5.30%, 02/01/36(a)	725	732,557
6.40%, 03/01/34	785	858,804
Kite Realty Group LP
4.00%, 10/01/26	557	554,586
4.95%, 12/15/31	600	607,116
5.20%, 08/15/32	330	335,301
5.50%, 03/01/34	355	363,099
Kite Realty Group Trust, 4.75%, 09/15/30	795	797,585
Lineage OP LP, 5.25%, 07/15/30(b)	245	247,220
LXP Industrial Trust
2.38%, 10/01/31	528	456,155
2.70%, 09/15/30	705	641,491
6.75%, 11/15/28	640	680,409
Mid-America Apartments LP
1.10%, 09/15/26	708	686,206
1.70%, 02/15/31	857	746,088
2.75%, 03/15/30(a)	510	477,849
2.88%, 09/15/51(a)	469	293,204
3.60%, 06/01/27(a)	910	903,455
3.95%, 03/15/29(a)	996	989,718
4.20%, 06/15/28(a)	630	631,632
4.95%, 03/01/35(a)	575	575,845
5.00%, 03/15/34(a)	535	538,603
5.30%, 02/15/32(a)	600	624,314
National Health Investors Inc., 3.00%, 02/01/31	639	570,829
NNN REIT Inc.
2.50%, 04/15/30	744	687,125
3.00%, 04/15/52	730	447,061
3.10%, 04/15/50	493	312,108
3.50%, 10/15/27	780	769,518
3.50%, 04/15/51	580	395,505
3.60%, 12/15/26	631	626,918
4.30%, 10/15/28	612	612,794
4.60%, 02/15/31	550	551,612
4.80%, 10/15/48(a)	502	433,150
5.50%, 06/15/34	800	823,474
5.60%, 10/15/33	859	893,363
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc.
3.25%, 04/15/33	$1,150	$1,000,758
3.38%, 02/01/31	1,123	1,038,228
3.63%, 10/01/29	783	749,374
4.50%, 04/01/27(a)	1,165	1,166,278
4.75%, 01/15/28	1,010	1,018,165
5.20%, 07/01/30	715	725,306
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31(a)	685	604,254
4.95%, 01/15/35	380	370,947
5.25%, 08/15/32	535	546,023
5.75%, 07/15/34	455	469,882
Piedmont Operating Partnership LP
2.75%, 04/01/32(a)	407	344,047
3.15%, 08/15/30	361	326,643
6.88%, 07/15/29	150	158,714
9.25%, 07/20/28	320	355,673
Prologis LP
1.25%, 10/15/30	1,338	1,158,227
1.63%, 03/15/31	637	554,120
1.75%, 07/01/30	685	609,519
1.75%, 02/01/31	695	610,254
2.13%, 04/15/27	821	796,913
2.13%, 10/15/50	951	504,068
2.25%, 04/15/30	2,921	2,686,047
2.25%, 01/15/32	1,210	1,058,872
2.88%, 11/15/29	768	729,379
3.00%, 04/15/50	1,014	654,336
3.05%, 03/01/50	487	316,424
3.25%, 10/01/26	763	756,459
3.38%, 12/15/27	769	758,627
3.88%, 09/15/28	751	746,730
4.00%, 09/15/28(a)	984	983,658
4.38%, 02/01/29	604	609,197
4.38%, 09/15/48	535	443,177
4.63%, 01/15/33(a)	1,120	1,116,980
4.75%, 01/15/31	1,240	1,265,269
4.75%, 06/15/33	1,315	1,317,491
4.88%, 06/15/28(a)	1,309	1,338,769
5.00%, 03/15/34	1,235	1,246,059
5.00%, 01/31/35(a)	1,170	1,176,251
5.13%, 01/15/34	1,110	1,134,278
5.25%, 05/15/35	910	927,815
5.25%, 06/15/53	1,434	1,340,937
5.25%, 03/15/54	1,475	1,379,345
Prologis Targeted U.S. Logistics Fund LP
5.25%, 04/01/29(a)(b)	845	872,553
5.25%, 01/15/35(a)(b)	735	743,135
5.50%, 04/01/34(a)(b)	545	560,903
Public Storage Operating Co.
1.50%, 11/09/26	1,262	1,225,500
1.85%, 05/01/28	1,047	990,070
1.95%, 11/09/28	1,065	999,302
2.25%, 11/09/31	1,015	898,059
2.30%, 05/01/31	1,135	1,018,548
3.09%, 09/15/27	1,050	1,031,371
3.39%, 05/01/29	860	839,085
4.38%, 07/01/30	780	784,871
5.00%, 07/01/35	620	618,730
5.10%, 08/01/33(a)	1,080	1,113,370
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.13%, 01/15/29(a)	$835	$864,276
5.35%, 08/01/53	1,438	1,370,002
Rayonier LP, 2.75%, 05/17/31	867	778,046
Realty Income Corp.
1.80%, 03/15/33	720	590,765
2.10%, 03/15/28	850	809,947
2.20%, 06/15/28	977	930,554
2.70%, 02/15/32(a)	571	507,293
2.85%, 12/15/32	1,042	926,304
3.00%, 01/15/27	836	823,006
3.10%, 12/15/29	910	870,836
3.20%, 01/15/27	745	733,663
3.20%, 02/15/31	800	751,450
3.25%, 06/15/29(a)	776	751,737
3.25%, 01/15/31	1,570	1,484,325
3.40%, 01/15/28(a)	1,108	1,093,892
3.40%, 01/15/30	926	893,586
3.65%, 01/15/28	562	557,450
3.95%, 08/15/27	1,085	1,082,800
4.00%, 07/15/29(a)	724	718,798
4.13%, 10/15/26	759	757,905
4.45%, 09/15/26	722	722,557
4.65%, 03/15/47	890	774,080
4.70%, 12/15/28	695	706,227
4.75%, 02/15/29	825	840,831
4.85%, 03/15/30(a)	955	979,490
4.90%, 07/15/33(a)	1,005	1,009,559
5.13%, 02/15/34(a)	1,260	1,282,131
5.13%, 04/15/35	1,020	1,027,314
5.38%, 09/01/54	785	743,293
5.63%, 10/13/32(a)	1,080	1,136,298
5.88%, 03/15/35(a)	445	467,163
Regency Centers LP
2.95%, 09/15/29	796	758,337
3.60%, 02/01/27	758	751,889
3.70%, 06/15/30(a)	1,073	1,045,854
4.13%, 03/15/28	497	496,106
4.40%, 02/01/47	668	558,775
4.65%, 03/15/49	565	479,958
5.00%, 07/15/32	560	571,238
5.10%, 01/15/35	555	556,824
5.25%, 01/15/34	474	485,048
Rexford Industrial Realty LP
2.13%, 12/01/30	704	622,547
2.15%, 09/01/31	720	624,478
5.00%, 06/15/28(a)	800	811,901
Sabra Health Care LP
3.20%, 12/01/31	975	880,977
3.90%, 10/15/29	617	596,548
Safehold GL Holdings LLC
2.80%, 06/15/31(a)	867	791,919
2.85%, 01/15/32(a)	530	464,885
5.65%, 01/15/35(a)	635	641,408
6.10%, 04/01/34	500	524,399
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/27(a)(b)	965	957,311
4.38%, 05/28/30(a)(b)	1,195	1,197,793
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.685%)(b)(d)	255	255,266
Simon Property Group LP
1.38%, 01/15/27	920	886,982

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
1.75%, 02/01/28	$1,165	$1,105,546
2.20%, 02/01/31	1,175	1,051,805
2.25%, 01/15/32	980	855,129
2.45%, 09/13/29	2,254	2,114,554
2.65%, 07/15/30	989	919,761
2.65%, 02/01/32	1,081	963,855
3.25%, 11/30/26	1,085	1,073,792
3.25%, 09/13/49(a)	1,997	1,351,411
3.38%, 06/15/27(a)	1,364	1,349,971
3.38%, 12/01/27	1,337	1,320,207
3.80%, 07/15/50	1,152	856,399
4.25%, 10/01/44(a)	861	717,600
4.25%, 11/30/46	830	681,463
4.38%, 10/01/30	585	586,494
4.75%, 09/26/34	1,615	1,587,527
4.75%, 03/15/42(a)	660	596,288
5.13%, 10/01/35	975	974,599
5.50%, 03/08/33(a)	810	849,923
5.85%, 03/08/53	990	989,026
6.25%, 01/15/34	725	793,196
6.65%, 01/15/54	840	926,332
6.75%, 02/01/40	1,174	1,334,280
Store Capital LLC
2.70%, 12/01/31	610	530,945
2.75%, 11/18/30(a)	585	527,937
4.50%, 03/15/28	650	646,324
4.63%, 03/15/29	601	596,594
5.40%, 04/30/30(b)	870	886,460
Sun Communities Operating LP
2.30%, 11/01/28	1,205	1,140,254
2.70%, 07/15/31	1,158	1,048,055
4.20%, 04/15/32	1,145	1,100,053
Tanger Properties LP
2.75%, 09/01/31	660	588,265
3.13%, 09/01/26	651	640,985
3.88%, 07/15/27	755	746,712
Trust Fibra Uno
4.87%, 01/15/30(a)(b)	1,280	1,240,208
6.39%, 01/15/50(a)(b)	1,334	1,189,912
6.95%, 01/30/44(a)(b)	1,235	1,181,900
7.38%, 02/13/34(b)	1,135	1,193,143
7.70%, 01/23/32(b)	271	288,810
8.25%, 01/23/37(a)(b)	860	932,154
UDR Inc.
1.90%, 03/15/33	623	504,886
2.10%, 08/01/32	705	594,659
2.10%, 06/15/33(a)	445	364,013
2.95%, 09/01/26	467	460,903
3.00%, 08/15/31(a)	968	888,504
3.10%, 11/01/34	558	475,772
3.20%, 01/15/30	1,092	1,044,844
3.50%, 07/01/27	670	661,896
3.50%, 01/15/28	443	436,585
4.40%, 01/26/29	723	724,837
5.13%, 09/01/34(a)	470	471,846
Ventas Realty LP
2.50%, 09/01/31	835	743,479
3.00%, 01/15/30	1,027	971,153
3.25%, 10/15/26	826	816,164
3.85%, 04/01/27	720	716,079
4.00%, 03/01/28	1,535	1,527,442
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.38%, 02/01/45	$500	$411,225
4.40%, 01/15/29	1,320	1,323,988
4.75%, 11/15/30	981	989,792
4.88%, 04/15/49	491	420,503
5.00%, 01/15/35	860	850,243
5.10%, 07/15/32	780	798,117
5.63%, 07/01/34	695	718,866
5.70%, 09/30/43	516	503,829
VICI Properties LP
4.75%, 02/15/28	1,988	2,003,615
4.75%, 04/01/28	295	298,207
4.95%, 02/15/30	1,610	1,628,046
5.13%, 11/15/31	1,600	1,619,798
5.13%, 05/15/32	2,325	2,333,109
5.63%, 04/01/35	920	930,358
5.63%, 05/15/52(a)	1,435	1,310,931
5.75%, 04/01/34	690	709,591
6.13%, 04/01/54	1,025	995,940
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(b)	1,010	998,065
3.88%, 02/15/29(b)	1,192	1,163,587
4.13%, 08/15/30(b)	1,765	1,704,868
4.25%, 12/01/26(b)	1,860	1,851,721
4.50%, 09/01/26(a)(b)	705	703,726
4.50%, 01/15/28(a)(b)	715	712,198
4.63%, 12/01/29(b)	2,200	2,176,778
5.75%, 02/01/27(b)	870	881,142
WEA Finance LLC
2.88%, 01/15/27(b)	537	525,119
3.50%, 06/15/29(a)(b)	1,135	1,095,694
4.13%, 09/20/28(b)	921	909,744
4.63%, 09/20/48(a)(b)	907	718,927
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(a)(b)	750	628,576
Welltower OP LLC
2.05%, 01/15/29	895	836,951
2.70%, 02/15/27	1,013	993,647
2.75%, 01/15/31	1,073	988,468
2.75%, 01/15/32	815	733,203
2.80%, 06/01/31	1,195	1,096,420
3.10%, 01/15/30	1,364	1,301,097
3.85%, 06/15/32	730	697,136
4.13%, 03/15/29	1,249	1,249,205
4.25%, 04/15/28	1,217	1,224,080
4.50%, 07/01/30	1,290	1,301,916
4.95%, 09/01/48	785	719,896
5.13%, 07/01/35	1,275	1,282,363
5.13%, 03/15/43	375	347,283
6.50%, 03/15/41	715	786,939
Weyerhaeuser Co.
3.38%, 03/09/33	635	571,658
4.00%, 11/15/29	1,557	1,539,029
4.00%, 04/15/30	1,557	1,534,050
4.00%, 03/09/52	870	656,408
6.88%, 12/15/33	455	505,918
6.95%, 10/01/27	715	753,633
7.38%, 03/15/32	1,069	1,219,365
WP Carey Inc.
2.25%, 04/01/33	709	586,728
2.40%, 02/01/31	1,179	1,050,487
2.45%, 02/01/32	525	454,958
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.85%, 07/15/29	$749	$736,705
4.25%, 10/01/26	796	794,878
4.65%, 07/15/30	340	342,050
5.38%, 06/30/34	555	562,147
		472,819,095
Retail — 2.1%
7-Eleven Inc.
1.30%, 02/10/28(b)	2,095	1,954,555
1.80%, 02/10/31(b)	3,180	2,744,044
2.50%, 02/10/41(b)	1,312	878,656
2.80%, 02/10/51(a)(b)	2,061	1,223,366
Alimentation Couche-Tard Inc.
2.95%, 01/25/30(b)	1,954	1,845,717
3.44%, 05/13/41(a)(b)	1,310	989,929
3.55%, 07/26/27(a)(b)	1,583	1,565,279
3.63%, 05/13/51(a)(b)	580	403,877
3.80%, 01/25/50(b)	1,153	839,254
4.50%, 07/26/47(b)	830	692,263
5.27%, 02/12/34(b)	1,360	1,379,016
5.62%, 02/12/54(a)(b)	780	752,013
AutoNation Inc.
1.95%, 08/01/28(a)	880	823,846
2.40%, 08/01/31(a)	989	862,274
3.80%, 11/15/27	740	730,129
3.85%, 03/01/32	970	903,044
4.75%, 06/01/30	910	913,238
5.89%, 03/15/35	795	812,393
AutoZone Inc.
1.65%, 01/15/31	831	719,885
3.75%, 06/01/27	928	921,322
3.75%, 04/18/29	774	761,479
4.00%, 04/15/30	1,225	1,208,576
4.50%, 02/01/28	1,010	1,020,526
4.75%, 08/01/32	1,225	1,226,903
4.75%, 02/01/33	905	899,230
5.10%, 07/15/29	895	921,716
5.13%, 06/15/30	1,145	1,181,767
5.20%, 08/01/33	595	606,349
5.40%, 07/15/34(a)	990	1,017,296
6.25%, 11/01/28	885	939,915
6.55%, 11/01/33	805	892,271
Best Buy Co. Inc.
1.95%, 10/01/30	1,297	1,151,896
4.45%, 10/01/28(a)	1,067	1,074,606
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)(b)	1,485	1,053,177
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	1,037	780,214
CK Hutchison International 24 II Ltd.
4.38%, 03/13/30(b)	255	256,191
4.75%, 09/13/34(b)	570	566,799
CK Hutchison International 24 Ltd.
5.38%, 04/26/29(b)	1,320	1,369,670
5.50%, 04/26/34(a)(b)	2,005	2,094,829
Costco Wholesale Corp.
1.38%, 06/20/27	2,080	1,990,941
1.60%, 04/20/30	3,514	3,161,377
1.75%, 04/20/32	1,614	1,386,396
3.00%, 05/18/27	1,659	1,637,171
Darden Restaurants Inc.
3.85%, 05/01/27	755	749,242
Security	Par (000)	Value
Retail (continued)
4.35%, 10/15/27	$700	$703,303
4.55%, 10/15/29	700	702,493
4.55%, 02/15/48	501	410,844
6.30%, 10/10/33	775	832,096
Dick's Sporting Goods Inc.
3.15%, 01/15/32(a)	1,270	1,154,248
4.10%, 01/15/52	1,460	1,035,670
Dollar General Corp.
3.50%, 04/03/30	1,676	1,611,149
3.88%, 04/15/27	852	846,925
4.13%, 05/01/28(a)	831	826,918
4.13%, 04/03/50(a)	850	647,828
4.63%, 11/01/27	890	896,280
5.00%, 11/01/32(a)	1,000	1,008,336
5.20%, 07/05/28	681	698,131
5.45%, 07/05/33(a)	1,067	1,101,917
5.50%, 11/01/52(a)	500	466,399
Dollar Tree Inc.
2.65%, 12/01/31	1,515	1,348,831
3.38%, 12/01/51	840	539,509
4.20%, 05/15/28	2,291	2,285,305
El Puerto de Liverpool SAB de CV
3.88%, 10/06/26(b)	150	148,808
6.26%, 01/22/32(b)	540	565,759
6.66%, 01/22/37(b)	770	815,584
Ferguson Enterprises Inc., 5.00%, 10/03/34	1,060	1,049,404
Genuine Parts Co.
1.88%, 11/01/30(a)	1,003	881,693
2.75%, 02/01/32	925	817,277
4.95%, 08/15/29(a)	1,320	1,347,471
6.50%, 11/01/28	820	872,255
6.88%, 11/01/33(a)	565	634,476
Home Depot Inc. (The)
0.90%, 03/15/28	895	831,912
1.38%, 03/15/31	2,235	1,920,180
1.50%, 09/15/28	1,592	1,483,917
1.88%, 09/15/31	1,925	1,676,853
2.13%, 09/15/26	1,379	1,353,005
2.38%, 03/15/51	2,035	1,144,144
2.50%, 04/15/27	1,205	1,178,822
2.70%, 04/15/30	2,527	2,376,152
2.75%, 09/15/51	1,690	1,025,342
2.80%, 09/14/27	1,955	1,913,526
2.88%, 04/15/27	1,167	1,148,217
2.95%, 06/15/29	3,122	3,009,088
3.13%, 12/15/49	2,118	1,421,124
3.25%, 04/15/32	1,915	1,783,310
3.30%, 04/15/40	2,141	1,719,340
3.35%, 04/15/50	2,530	1,757,104
3.50%, 09/15/56	1,358	934,476
3.63%, 04/15/52	2,490	1,804,159
3.90%, 12/06/28	1,687	1,689,790
3.90%, 06/15/47	1,884	1,479,375
4.20%, 04/01/43	1,653	1,411,208
4.25%, 04/01/46	2,944	2,472,622
4.40%, 03/15/45	1,590	1,367,293
4.50%, 09/15/32(a)	1,825	1,843,023
4.50%, 12/06/48	2,825	2,419,078
4.75%, 06/25/29	2,355	2,410,711
4.85%, 06/25/31	1,790	1,848,258
4.88%, 06/25/27	1,275	1,295,455

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.88%, 02/15/44	$1,539	$1,424,317
4.90%, 04/15/29	1,285	1,324,026
4.95%, 09/30/26	1,125	1,135,541
4.95%, 06/25/34	2,985	3,036,169
4.95%, 09/15/52(a)	1,705	1,539,372
5.30%, 06/25/54	2,220	2,111,799
5.40%, 09/15/40	820	831,859
5.40%, 06/25/64(a)	630	599,632
5.88%, 12/16/36	4,928	5,324,808
5.95%, 04/01/41	1,526	1,613,423
InRetail Consumer, 3.25%, 03/22/28(b)	245	237,474
Lowe's Companies Inc.
1.30%, 04/15/28	1,280	1,194,006
1.70%, 09/15/28	1,840	1,714,750
1.70%, 10/15/30(a)	2,015	1,771,001
2.63%, 04/01/31	2,600	2,369,678
2.80%, 09/15/41	1,491	1,045,104
3.00%, 10/15/50	3,067	1,898,924
3.10%, 05/03/27	2,310	2,272,347
3.35%, 04/01/27(a)	1,238	1,223,758
3.50%, 04/01/51	913	618,003
3.65%, 04/05/29	2,352	2,308,724
3.70%, 04/15/46	2,137	1,586,335
3.75%, 04/01/32	2,403	2,281,783
4.05%, 05/03/47	2,576	1,999,856
4.25%, 04/01/52	2,575	1,995,057
4.38%, 09/15/45	742	609,417
4.45%, 04/01/62	1,935	1,484,889
4.50%, 04/15/30(a)	2,209	2,236,955
4.55%, 04/05/49(a)	1,360	1,113,682
4.65%, 04/15/42	824	728,926
5.00%, 04/15/33(a)	1,760	1,790,673
5.00%, 04/15/40	745	710,297
5.00%, 09/15/43	371	339,292
5.13%, 04/15/50(a)	675	597,260
5.15%, 07/01/33(a)	1,445	1,479,805
5.50%, 10/15/35	785	809,468
5.63%, 04/15/53	2,490	2,377,246
5.75%, 07/01/53(a)	780	754,668
5.80%, 10/15/36	470	493,887
5.80%, 09/15/62(a)	1,569	1,509,613
5.85%, 04/01/63(a)	705	683,167
6.50%, 03/15/29	1,225	1,321,991
6.88%, 02/15/28	930	986,089
Marks & Spencer PLC, 7.13%, 12/01/37(b)	210	230,184
McDonald's Corp.
2.13%, 03/01/30	1,542	1,411,838
2.63%, 09/01/29	1,601	1,515,697
3.50%, 03/01/27	1,279	1,268,406
3.50%, 07/01/27	1,932	1,914,807
3.60%, 07/01/30	1,514	1,477,637
3.63%, 05/01/43	920	719,691
3.63%, 09/01/49	2,881	2,092,652
3.70%, 02/15/42	896	713,417
3.80%, 04/01/28	1,798	1,788,965
4.20%, 04/01/50	1,255	1,000,094
4.40%, 02/12/31	675	677,237
4.45%, 03/01/47	1,820	1,536,597
4.45%, 09/01/48	1,443	1,208,364
4.60%, 05/15/30(a)	920	935,908
4.60%, 09/09/32	1,815	1,833,270
Security	Par (000)	Value
Retail (continued)
4.60%, 05/26/45	$1,080	$945,933
4.70%, 12/09/35	1,367	1,345,972
4.80%, 08/14/28	1,057	1,080,664
4.88%, 07/15/40	360	340,859
4.88%, 12/09/45	2,790	2,526,189
4.95%, 08/14/33(a)	960	984,359
4.95%, 03/03/35	715	719,758
5.00%, 05/17/29	1,060	1,092,631
5.00%, 02/13/36	600	600,467
5.15%, 09/09/52(a)	1,335	1,227,451
5.20%, 05/17/34(a)	535	551,602
5.45%, 08/14/53(a)	1,230	1,179,610
5.70%, 02/01/39(a)	766	798,146
6.30%, 10/15/37	1,362	1,498,714
6.30%, 03/01/38	1,055	1,157,320
O'Reilly Automotive Inc.
1.75%, 03/15/31	755	656,411
3.60%, 09/01/27(a)	1,160	1,149,115
3.90%, 06/01/29	971	961,551
4.20%, 04/01/30	1,222	1,218,941
4.35%, 06/01/28	1,012	1,016,187
4.70%, 06/15/32	1,125	1,126,238
5.00%, 08/19/34	765	765,364
5.75%, 11/20/26	805	818,421
Ross Stores Inc., 1.88%, 04/15/31	748	650,311
Starbucks Corp.
2.00%, 03/12/27	1,268	1,228,734
2.25%, 03/12/30	1,290	1,185,755
2.55%, 11/15/30	2,144	1,966,442
3.00%, 02/14/32	1,490	1,361,374
3.35%, 03/12/50	917	612,323
3.50%, 03/01/28	1,009	997,064
3.50%, 11/15/50	2,037	1,400,863
3.55%, 08/15/29	1,678	1,645,523
3.75%, 12/01/47	940	689,915
4.00%, 11/15/28(a)	1,465	1,464,300
4.30%, 06/15/45	710	581,423
4.45%, 08/15/49	1,747	1,423,601
4.50%, 05/15/28	620	626,474
4.50%, 11/15/48	1,629	1,349,259
4.80%, 05/15/30(a)	450	459,784
4.80%, 02/15/33	775	780,265
4.85%, 02/08/27	575	580,793
4.90%, 02/15/31	795	818,278
5.00%, 02/15/34(a)	810	819,810
5.40%, 05/15/35(a)	695	711,246
Target Corp.
1.95%, 01/15/27(a)	1,480	1,441,452
2.35%, 02/15/30(a)	1,390	1,294,453
2.65%, 09/15/30	935	872,106
2.95%, 01/15/52(a)	1,910	1,196,285
3.38%, 04/15/29	1,484	1,453,127
3.63%, 04/15/46	1,155	867,122
3.90%, 11/15/47	1,052	815,161
4.00%, 07/01/42	1,792	1,498,323
4.35%, 06/15/28	605	611,319
4.40%, 01/15/33(a)	765	758,291
4.50%, 09/15/32(a)	1,345	1,345,539
4.50%, 09/15/34	1,360	1,329,574
4.80%, 01/15/53(a)	1,805	1,590,341
5.00%, 04/15/35	1,415	1,418,716
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.25%, 02/15/36(a)	$600	$610,990
6.35%, 11/01/32	359	398,299
6.50%, 10/15/37	752	849,846
7.00%, 01/15/38	765	893,105
Tiffany & Co., 4.90%, 10/01/44	580	532,926
TJX Companies Inc. (The)
1.15%, 05/15/28	945	878,951
1.60%, 05/15/31(a)	930	812,760
2.25%, 09/15/26	1,455	1,430,214
3.88%, 04/15/30	1,017	1,009,615
4.50%, 04/15/50	776	661,181
Tractor Supply Co.
1.75%, 11/01/30	1,435	1,258,031
5.25%, 05/15/33(a)	855	876,971
Walmart Inc.
2.38%, 09/24/29(a)	669	631,061
2.50%, 09/22/41(a)	1,565	1,102,957
2.65%, 09/22/51(a)	2,418	1,487,378
2.95%, 09/24/49	1,118	747,963
3.25%, 07/08/29	1,162	1,136,912
3.63%, 12/15/47	970	742,793
3.70%, 06/26/28	2,202	2,199,209
3.90%, 04/15/28	1,475	1,479,903
3.95%, 06/28/38	1,005	920,141
4.00%, 04/15/30	963	970,654
4.00%, 04/11/43	825	694,245
4.05%, 06/29/48	2,735	2,240,998
4.10%, 04/28/27	665	668,096
4.10%, 04/15/33(a)	2,265	2,225,192
4.15%, 09/09/32(a)	1,515	1,503,107
4.30%, 04/22/44	890	776,800
4.35%, 04/28/30	1,920	1,949,057
4.50%, 09/09/52	1,686	1,461,612
4.50%, 04/15/53(a)	2,730	2,372,764
4.88%, 07/08/40	450	448,627
4.90%, 04/28/35	1,765	1,792,636
5.00%, 10/25/40(a)	815	818,869
5.25%, 09/01/35	2,080	2,175,634
5.63%, 04/01/40	975	1,036,615
5.63%, 04/15/41	625	649,904
5.88%, 04/05/27	135	139,413
6.20%, 04/15/38	1,325	1,483,025
6.50%, 08/15/37	1,505	1,724,354
7.55%, 02/15/30	1,045	1,196,060
		313,274,982
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(b)	1,491	1,448,161
2.97%, 02/16/28, (1-day SOFR + 1.290%)(b)(d)	1,140	1,117,382
3.96%, 07/18/30(a)(b)(d)	2,195	2,156,006
4.00%, 09/14/26(b)	1,806	1,795,891
4.13%, 10/18/32, (5-year USD ICE Swap + 1.849%)(b)(d)	513	504,796
4.30%, 03/08/29(b)(d)	1,910	1,909,502
4.65%, 07/14/29, (1-day SOFR + 1.060%)(b)(d)	1,250	1,260,396
4.85%, 07/27/27(a)(b)	1,400	1,419,144
5.13%, 07/29/29(b)	935	964,495
5.54%, 07/14/36, (1-day SOFR + 1.650%)(b)(d)	620	631,599
Security	Par (000)	Value
Savings & Loans (continued)
6.56%, 10/18/27, (1-day SOFR + 1.910%)(b)(d)	$1,965	$2,010,846
		15,218,218
Semiconductors — 2.4%
Advanced Micro Devices Inc.
3.92%, 06/01/32	790	768,019
4.32%, 03/24/28	1,535	1,550,214
4.39%, 06/01/52(a)	1,010	849,330
Analog Devices Inc.
1.70%, 10/01/28	1,755	1,639,842
2.10%, 10/01/31	2,045	1,806,745
2.80%, 10/01/41	1,002	726,721
2.95%, 10/01/51	1,773	1,137,188
3.45%, 06/15/27	1,180	1,170,719
3.50%, 12/05/26	1,344	1,335,932
4.25%, 06/15/28	1,275	1,285,327
4.25%, 10/01/32	85	84,694
4.50%, 06/15/30	1,730	1,753,316
5.05%, 04/01/34(a)	1,070	1,100,054
5.30%, 12/15/45	715	688,920
5.30%, 04/01/54(a)	855	818,389
Applied Materials Inc.
1.75%, 06/01/30	1,327	1,190,935
2.75%, 06/01/50(a)	1,237	772,694
3.30%, 04/01/27	1,892	1,875,231
4.35%, 04/01/47	1,965	1,674,850
4.80%, 06/15/29	1,750	1,798,416
5.10%, 10/01/35(a)	838	862,166
5.85%, 06/15/41	935	978,004
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	1,473	1,453,310
3.88%, 01/15/27	4,657	4,637,402
Broadcom Inc.
1.95%, 02/15/28(b)	1,392	1,324,301
2.45%, 02/15/31(b)	4,575	4,136,390
2.60%, 02/15/33(b)	2,585	2,234,193
3.14%, 11/15/35(b)	5,428	4,592,693
3.19%, 11/15/36(b)	4,545	3,793,884
3.42%, 04/15/33(b)	3,730	3,399,167
3.46%, 09/15/26(a)	1,168	1,159,734
3.47%, 04/15/34(b)	5,218	4,680,247
3.50%, 02/15/41(b)	4,869	3,859,375
3.75%, 02/15/51(a)(b)	2,987	2,230,607
4.00%, 04/15/29(b)	1,687	1,675,530
4.11%, 09/15/28	2,325	2,324,198
4.15%, 02/15/28	1,382	1,383,547
4.15%, 11/15/30	3,475	3,441,054
4.15%, 04/15/32(b)	1,805	1,748,767
4.30%, 11/15/32	3,734	3,639,308
4.35%, 02/15/30	2,250	2,256,500
4.60%, 07/15/30	2,160	2,180,781
4.75%, 04/15/29	2,455	2,500,507
4.80%, 04/15/28	2,055	2,092,309
4.80%, 10/15/34	2,655	2,625,876
4.90%, 07/15/32	2,995	3,031,745
4.93%, 05/15/37(b)	4,142	4,028,553
5.00%, 04/15/30	1,265	1,301,310
5.05%, 07/12/27	2,055	2,087,023
5.05%, 07/12/29	3,760	3,866,325
5.05%, 04/15/30	1,320	1,360,857

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.15%, 11/15/31	$2,670	$2,760,800
5.20%, 04/15/32	1,749	1,805,284
5.20%, 07/15/35	3,025	3,052,527
Series ., 4.55%, 02/15/32	1,430	1,423,310
Foundry JV Holdco LLC
5.50%, 01/25/31(b)	2,330	2,419,494
5.88%, 01/25/34(b)	1,760	1,806,851
5.90%, 01/25/30(a)(b)	1,200	1,266,305
5.90%, 01/25/33(b)	1,740	1,823,607
6.10%, 01/25/36(a)(b)	2,090	2,186,686
6.15%, 01/25/32(b)	1,385	1,470,417
6.20%, 01/25/37(a)(b)	2,445	2,570,963
6.25%, 01/25/35(b)	1,990	2,105,985
6.30%, 01/25/39(b)	2,115	2,235,712
6.40%, 01/25/38(b)	1,340	1,434,953
Intel Corp.
1.60%, 08/12/28	1,805	1,675,213
2.00%, 08/12/31	2,250	1,949,717
2.45%, 11/15/29	3,262	3,009,208
2.80%, 08/12/41	1,406	942,332
3.05%, 08/12/51(a)	2,065	1,221,012
3.10%, 02/15/60	1,568	871,416
3.15%, 05/11/27	1,659	1,626,936
3.20%, 08/12/61(a)	1,600	902,085
3.25%, 11/15/49	3,169	1,978,988
3.73%, 12/08/47	3,139	2,184,169
3.75%, 03/25/27	1,617	1,601,741
3.75%, 08/05/27	2,065	2,043,262
3.90%, 03/25/30	2,541	2,475,827
4.00%, 08/05/29	1,467	1,444,403
4.00%, 12/15/32	1,258	1,182,757
4.10%, 05/19/46	1,841	1,378,762
4.10%, 05/11/47	1,572	1,157,781
4.15%, 08/05/32	1,875	1,784,531
4.25%, 12/15/42	973	779,284
4.60%, 03/25/40	1,118	983,719
4.75%, 03/25/50(a)	3,565	2,854,666
4.80%, 10/01/41	1,500	1,303,094
4.88%, 02/10/28	2,930	2,968,560
4.90%, 07/29/45(a)	1,716	1,452,637
4.90%, 08/05/52	2,725	2,215,240
4.95%, 03/25/60	1,521	1,216,913
5.00%, 02/21/31	1,045	1,064,560
5.05%, 08/05/62	1,415	1,135,701
5.13%, 02/10/30	2,045	2,094,564
5.15%, 02/21/34(a)	1,340	1,338,417
5.20%, 02/10/33(a)	3,960	3,988,254
5.60%, 02/21/54(a)	1,815	1,650,644
5.63%, 02/10/43	1,565	1,482,809
5.70%, 02/10/53	3,215	2,956,478
5.90%, 02/10/63	1,880	1,734,865
KLA Corp.
3.30%, 03/01/50	1,379	953,010
4.10%, 03/15/29	1,648	1,651,573
4.65%, 07/15/32	1,480	1,493,435
4.70%, 02/01/34	875	872,383
4.95%, 07/15/52	2,433	2,207,793
5.00%, 03/15/49	662	605,973
5.25%, 07/15/62	1,360	1,263,993
5.65%, 11/01/34(a)	653	691,680
Security	Par (000)	Value
Semiconductors (continued)
Lam Research Corp.
1.90%, 06/15/30	$1,628	$1,470,203
2.88%, 06/15/50(a)	1,468	934,326
3.13%, 06/15/60	906	555,547
4.00%, 03/15/29	2,109	2,108,399
4.88%, 03/15/49	1,385	1,253,975
Marvell Technology Inc.
2.45%, 04/15/28(a)	1,525	1,459,995
2.95%, 04/15/31	1,405	1,290,591
4.75%, 07/15/30	1,010	1,019,206
4.88%, 06/22/28	1,053	1,067,367
5.45%, 07/15/35(a)	730	742,411
5.75%, 02/15/29	1,015	1,058,921
5.95%, 09/15/33(a)	625	661,744
Microchip Technology Inc.
4.90%, 03/15/28	1,330	1,348,849
5.05%, 03/15/29	1,055	1,075,793
5.05%, 02/15/30	1,020	1,040,766
Micron Technology Inc.
2.70%, 04/15/32	2,218	1,952,367
3.37%, 11/01/41	2,084	1,558,532
3.48%, 11/01/51(a)	1,055	718,508
4.66%, 02/15/30	1,243	1,250,573
5.30%, 01/15/31	1,800	1,857,476
5.33%, 02/06/29	1,458	1,499,035
5.38%, 04/15/28	1,157	1,192,884
5.65%, 11/01/32(a)	165	172,529
5.80%, 01/15/35	1,090	1,126,747
5.88%, 02/09/33	1,401	1,470,741
5.88%, 09/15/33	985	1,035,773
6.05%, 11/01/35	1,775	1,864,936
6.75%, 11/01/29	2,153	2,337,420
NVIDIA Corp.
1.55%, 06/15/28	2,275	2,143,818
2.00%, 06/15/31	2,500	2,237,022
2.85%, 04/01/30	2,895	2,766,846
3.20%, 09/16/26	1,639	1,626,890
3.50%, 04/01/40	1,992	1,686,159
3.50%, 04/01/50	3,329	2,477,976
3.70%, 04/01/60	819	595,951
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	1,648	1,477,142
2.65%, 02/15/32	1,568	1,380,002
3.13%, 02/15/42	885	634,262
3.15%, 05/01/27	942	926,033
3.25%, 05/11/41(a)	1,830	1,354,617
3.25%, 11/30/51	795	511,470
3.40%, 05/01/30	1,828	1,749,694
4.30%, 08/19/28	555	556,171
4.30%, 06/18/29	1,669	1,667,814
4.40%, 06/01/27	949	951,735
4.85%, 08/19/32	735	734,599
5.00%, 01/15/33	1,114	1,115,405
5.25%, 08/19/35	975	968,763
5.55%, 12/01/28	1,148	1,189,413
Qorvo Inc.
3.38%, 04/01/31(a)(b)	1,457	1,324,820
4.38%, 10/15/29(a)	1,530	1,498,545
Qualcomm Inc.
1.30%, 05/20/28	2,192	2,049,961
1.65%, 05/20/32(a)	2,066	1,737,653
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
2.15%, 05/20/30	$1,615	$1,482,335
3.25%, 05/20/27	3,564	3,528,227
3.25%, 05/20/50(a)	1,564	1,071,285
4.25%, 05/20/32(a)	910	904,839
4.30%, 05/20/47	2,570	2,142,137
4.50%, 05/20/30(a)	1,170	1,189,558
4.50%, 05/20/52	1,851	1,554,456
4.65%, 05/20/35(a)	1,982	1,973,498
4.75%, 05/20/32	1,075	1,094,164
4.80%, 05/20/45	2,850	2,602,311
5.40%, 05/20/33	1,035	1,092,838
6.00%, 05/20/53	1,965	2,053,942
QUALCOMM Inc., 5.00%, 05/20/35(a)	1,150	1,161,605
Renesas Electronics Corp., 2.17%, 11/25/26(b)	1,340	1,303,553
SK Hynix Inc.
2.38%, 01/19/31(a)(b)	1,715	1,536,550
5.50%, 01/16/27(b)	620	629,464
5.50%, 01/16/29(b)	960	992,742
6.38%, 01/17/28(a)(b)	997	1,041,029
6.50%, 01/17/33(a)(b)	885	971,276
Skyworks Solutions Inc., 3.00%, 06/01/31	997	897,927
Texas Instruments Inc.
1.13%, 09/15/26	882	857,202
1.75%, 05/04/30	1,555	1,400,662
1.90%, 09/15/31	980	862,837
2.25%, 09/04/29(a)	1,370	1,282,542
2.70%, 09/15/51(a)	1,035	622,740
2.90%, 11/03/27	1,229	1,204,192
3.65%, 08/16/32	790	751,983
3.88%, 03/15/39	1,717	1,512,447
4.10%, 08/16/52	695	546,018
4.15%, 05/15/48	2,499	2,047,521
4.50%, 05/23/30	1,060	1,076,610
4.60%, 02/08/27	761	768,425
4.60%, 02/15/28	1,250	1,271,237
4.60%, 02/08/29(a)	1,205	1,231,434
4.85%, 02/08/34	895	912,392
4.90%, 03/14/33(a)	1,451	1,489,982
5.00%, 03/14/53	1,230	1,125,029
5.05%, 05/18/63	2,337	2,099,066
5.10%, 05/23/35	795	812,972
5.15%, 02/08/54	1,370	1,285,677
TSMC Arizona Corp.
1.75%, 10/25/26	1,838	1,788,924
2.50%, 10/25/31	2,245	2,041,188
3.13%, 10/25/41(a)	1,195	947,243
3.25%, 10/25/51(a)	1,795	1,330,892
3.88%, 04/22/27	1,580	1,577,117
4.13%, 04/22/29(a)	795	798,056
4.25%, 04/22/32(a)	1,075	1,077,459
4.50%, 04/22/52(a)	1,375	1,268,070
TSMC Global Ltd.
1.00%, 09/28/27(b)	1,540	1,447,049
1.38%, 09/28/30(a)(b)	2,071	1,810,686
1.75%, 04/23/28(b)	1,835	1,732,513
2.25%, 04/23/31(b)	2,570	2,321,241
4.38%, 07/22/27(b)	270	271,422
4.63%, 07/22/32(a)(b)	455	462,557
Xilinx Inc., 2.38%, 06/01/30	1,453	1,342,877
		346,756,851
Security	Par (000)	Value
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	$1,515	$1,418,964
3.48%, 12/01/27	1,231	1,208,773
4.20%, 05/01/30	1,042	1,027,252
5.35%, 01/15/30	860	886,311
5.75%, 01/15/35(a)	975	1,011,303
		5,552,603
Software — 2.2%
Adobe Inc.
2.15%, 02/01/27	1,370	1,337,695
2.30%, 02/01/30	2,768	2,575,122
4.75%, 01/17/28	819	835,216
4.80%, 04/04/29	1,552	1,595,170
4.85%, 04/04/27	845	857,538
4.95%, 01/17/30	550	570,999
4.95%, 04/04/34	1,325	1,357,048
5.30%, 01/17/35	810	847,175
AppLovin Corp.
5.13%, 12/01/29	1,595	1,631,241
5.38%, 12/01/31	920	947,952
5.50%, 12/01/34	1,165	1,189,123
5.95%, 12/01/54	540	525,487
Atlassian Corp.
5.25%, 05/15/29	770	793,099
5.50%, 05/15/34	955	975,950
Autodesk Inc.
2.40%, 12/15/31	1,705	1,500,498
2.85%, 01/15/30	1,418	1,338,551
3.50%, 06/15/27	1,224	1,210,207
5.30%, 06/15/35	805	819,320
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	1,751	1,577,633
2.90%, 12/01/29	1,616	1,530,060
Cadence Design Systems Inc.
4.20%, 09/10/27	965	969,036
4.30%, 09/10/29	1,295	1,304,382
4.70%, 09/10/34	1,095	1,084,067
Concentrix Corp.
6.60%, 08/02/28(a)	1,610	1,703,773
6.85%, 08/02/33	925	972,458
Constellation Software Inc./Canada
5.16%, 02/16/29(a)(b)	645	660,452
5.46%, 02/16/34(b)	660	671,922
Electronic Arts Inc.
1.85%, 02/15/31	1,316	1,156,505
2.95%, 02/15/51	1,067	662,872
Fidelity National Information Services Inc.
1.65%, 03/01/28	1,932	1,820,198
2.25%, 03/01/31(a)	1,241	1,101,302
3.10%, 03/01/41	1,375	1,005,358
3.75%, 05/21/29	745	730,559
4.50%, 08/15/46	670	547,130
5.10%, 07/15/32	1,125	1,148,521
5.63%, 07/15/52(a)	315	301,801
Series 30Y, 4.75%, 05/15/48	512	431,860
Fiserv Inc.
2.25%, 06/01/27(a)	1,663	1,611,259
2.65%, 06/01/30	1,818	1,679,781
3.50%, 07/01/29	5,020	4,874,514
4.20%, 10/01/28	1,710	1,709,039
4.40%, 07/01/49	3,615	2,890,712

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.55%, 02/15/31	$530	$529,905
4.75%, 03/15/30	1,430	1,450,550
5.15%, 03/15/27	1,025	1,037,963
5.15%, 08/12/34	1,335	1,338,221
5.25%, 08/11/35	1,085	1,080,729
5.35%, 03/15/31(a)	1,070	1,114,059
5.38%, 08/21/28	1,485	1,531,839
5.45%, 03/02/28	2,010	2,067,563
5.45%, 03/15/34	1,150	1,177,872
5.60%, 03/02/33	1,320	1,369,603
5.63%, 08/21/33	2,190	2,272,089
Intuit Inc.
1.35%, 07/15/27	1,269	1,211,106
1.65%, 07/15/30(a)	1,160	1,031,739
5.13%, 09/15/28	1,847	1,908,326
5.20%, 09/15/33	2,130	2,209,119
5.25%, 09/15/26	1,200	1,212,586
5.50%, 09/15/53	2,090	2,050,017
Microsoft Corp.
1.35%, 09/15/30	1,234	1,092,174
2.50%, 09/15/50	2,218	1,349,412
2.53%, 06/01/50	9,889	6,045,385
2.68%, 06/01/60(a)	5,542	3,210,561
2.92%, 03/17/52	9,354	6,121,006
3.04%, 03/17/62(a)	2,891	1,822,975
3.30%, 02/06/27	6,015	5,971,341
3.40%, 09/15/26	1,128	1,122,831
3.40%, 06/15/27	1,048	1,043,967
3.45%, 08/08/36	2,896	2,613,100
3.50%, 02/12/35(a)	2,587	2,431,721
3.50%, 11/15/42	715	579,374
3.70%, 08/08/46	2,610	2,103,090
3.75%, 02/12/45	985	811,857
3.95%, 08/08/56	745	587,034
4.00%, 02/12/55	840	673,546
4.10%, 02/06/37	1,353	1,303,538
4.20%, 11/03/35(a)	1,266	1,254,539
4.25%, 02/06/47	1,620	1,440,201
4.45%, 11/03/45	1,691	1,554,481
4.50%, 10/01/40	886	853,112
4.50%, 06/15/47	692	620,833
4.50%, 02/06/57	1,150	1,026,353
4.75%, 11/03/55(a)	685	615,791
5.20%, 06/01/39	940	986,742
5.30%, 02/08/41	2,212	2,301,182
MSCI Inc.
3.25%, 08/15/33(a)(b)	1,090	962,794
3.63%, 09/01/30(a)(b)	1,860	1,773,307
3.63%, 11/01/31(b)	1,200	1,117,579
3.88%, 02/15/31(b)	1,280	1,221,404
4.00%, 11/15/29(b)	1,665	1,627,511
5.25%, 09/01/35	1,155	1,145,755
Open Text Corp., 6.90%, 12/01/27(a)(b)	1,341	1,391,687
Oracle Corp.
2.30%, 03/25/28	3,844	3,673,868
2.80%, 04/01/27	3,685	3,607,868
2.88%, 03/25/31	5,437	4,984,915
2.95%, 04/01/30	5,599	5,272,539
3.25%, 11/15/27	4,700	4,609,793
3.25%, 05/15/30(a)	1,165	1,110,359
3.60%, 04/01/40	5,064	4,014,197
Security	Par (000)	Value
Software (continued)
3.60%, 04/01/50	$7,426	$5,078,483
3.65%, 03/25/41	3,809	2,980,618
3.80%, 11/15/37	2,951	2,517,199
3.85%, 07/15/36	2,088	1,834,631
3.85%, 04/01/60	5,741	3,833,986
3.90%, 05/15/35	2,096	1,890,088
3.95%, 03/25/51	5,351	3,860,905
4.00%, 07/15/46	5,042	3,844,379
4.00%, 11/15/47	3,732	2,819,805
4.10%, 03/25/61	2,477	1,736,296
4.13%, 05/15/45	3,166	2,488,197
4.20%, 09/27/29(a)	2,730	2,722,881
4.30%, 07/08/34	2,854	2,711,003
4.38%, 05/15/55	2,069	1,574,642
4.50%, 05/06/28	2,000	2,017,249
4.50%, 07/08/44	1,596	1,330,192
4.65%, 05/06/30	1,565	1,587,327
4.70%, 09/27/34	2,875	2,779,192
4.80%, 08/03/28	3,239	3,301,118
4.90%, 02/06/33	2,460	2,460,969
5.25%, 02/03/32	2,710	2,785,978
5.38%, 07/15/40	3,677	3,558,499
5.38%, 09/27/54	3,205	2,854,831
5.50%, 08/03/35	2,880	2,935,584
5.50%, 09/27/64	1,895	1,680,566
5.55%, 02/06/53	3,945	3,619,335
6.00%, 08/03/55(a)	2,905	2,837,832
6.13%, 07/08/39	2,129	2,224,626
6.13%, 08/03/65	1,630	1,582,443
6.15%, 11/09/29	2,295	2,453,162
6.25%, 11/09/32(a)	3,745	4,046,484
6.50%, 04/15/38	2,155	2,337,138
6.90%, 11/09/52(a)	3,895	4,217,030
Paychex Inc.
5.10%, 04/15/30	2,790	2,871,611
5.35%, 04/15/32	2,730	2,824,028
5.60%, 04/15/35	1,035	1,071,244
Roper Technologies Inc.
1.40%, 09/15/27	1,627	1,541,795
1.75%, 02/15/31	1,701	1,474,919
2.00%, 06/30/30	1,222	1,097,193
2.95%, 09/15/29	1,039	991,246
3.80%, 12/15/26	1,200	1,192,570
4.20%, 09/15/28	1,733	1,734,149
4.25%, 09/15/28	305	306,167
4.45%, 09/15/30	575	576,188
4.50%, 10/15/29	795	801,299
4.75%, 02/15/32	880	886,182
4.90%, 10/15/34	1,580	1,563,888
5.10%, 09/15/35	775	773,116
Salesforce Inc.
1.50%, 07/15/28(a)	2,086	1,955,540
1.95%, 07/15/31(a)	2,520	2,231,588
2.70%, 07/15/41	2,198	1,580,280
2.90%, 07/15/51(a)	3,248	2,062,626
3.05%, 07/15/61(a)	2,140	1,295,969
3.70%, 04/11/28	2,877	2,868,413
ServiceNow Inc., 1.40%, 09/01/30	2,618	2,293,892
Synopsys Inc.
4.55%, 04/01/27	1,980	1,991,705
4.65%, 04/01/28	1,475	1,494,942
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.85%, 04/01/30	$2,720	$2,774,531
5.00%, 04/01/32	2,195	2,239,295
5.15%, 04/01/35	3,480	3,510,198
5.70%, 04/01/55	3,400	3,338,223
Take-Two Interactive Software Inc.
3.70%, 04/14/27	1,225	1,216,068
4.00%, 04/14/32	520	494,634
4.95%, 03/28/28	2,170	2,211,208
5.40%, 06/12/29	825	856,284
5.60%, 06/12/34(a)	240	249,142
VMware LLC
1.80%, 08/15/28(a)	1,643	1,536,663
2.20%, 08/15/31	2,455	2,153,341
3.90%, 08/21/27	2,531	2,516,742
4.65%, 05/15/27	918	923,854
4.70%, 05/15/30	1,415	1,432,548
Workday Inc.
3.50%, 04/01/27	1,642	1,626,294
3.70%, 04/01/29	1,445	1,422,584
3.80%, 04/01/32	2,270	2,151,696
		322,332,116
Telecommunications — 3.8%
America Movil SAB de CV
2.88%, 05/07/30	1,650	1,539,110
3.63%, 04/22/29	1,835	1,790,842
4.38%, 07/16/42(a)	1,950	1,667,299
4.38%, 04/22/49(a)	2,007	1,649,692
4.70%, 07/21/32	1,255	1,245,014
5.00%, 01/20/33	150	150,990
6.13%, 11/15/37	625	661,197
6.13%, 03/30/40	3,300	3,483,185
6.38%, 03/01/35(a)	1,650	1,797,636
AT&T Inc.
1.65%, 02/01/28	4,348	4,102,822
2.25%, 02/01/32(a)	4,290	3,715,385
2.30%, 06/01/27	4,252	4,118,333
2.55%, 12/01/33	6,239	5,251,374
2.75%, 06/01/31	5,127	4,690,520
3.10%, 02/01/43	1,063	769,286
3.30%, 02/01/52(a)	1,535	991,011
3.50%, 06/01/41	4,044	3,165,981
3.50%, 09/15/53	12,228	8,186,301
3.50%, 02/01/61(a)	1,090	694,243
3.55%, 09/15/55	12,095	8,042,563
3.65%, 06/01/51	5,189	3,631,536
3.65%, 09/15/59	10,759	7,122,202
3.80%, 02/15/27	1,263	1,256,925
3.80%, 12/01/57	9,533	6,560,034
3.85%, 06/01/60	2,120	1,455,562
4.10%, 02/15/28	3,000	2,996,240
4.25%, 03/01/27	2,222	2,224,764
4.30%, 02/15/30	5,890	5,899,035
4.30%, 12/15/42	2,198	1,859,419
4.35%, 03/01/29	5,365	5,387,970
4.35%, 06/15/45	1,785	1,478,975
4.50%, 05/15/35	4,070	3,894,057
4.50%, 03/09/48	2,965	2,446,203
4.55%, 03/09/49	1,590	1,307,614
4.65%, 06/01/44	806	694,413
4.70%, 08/15/30(a)	2,265	2,299,556
4.75%, 05/15/46	2,965	2,581,555
Security	Par (000)	Value
Telecommunications (continued)
4.80%, 06/15/44(a)	$777	$686,932
4.85%, 03/01/39	1,754	1,662,713
4.85%, 07/15/45	535	470,663
4.90%, 08/15/37	1,076	1,036,840
5.15%, 03/15/42(a)	471	443,179
5.15%, 11/15/46	1,265	1,157,721
5.15%, 02/15/50(a)	1,008	904,466
5.25%, 03/01/37	1,840	1,844,225
5.35%, 09/01/40(a)	1,061	1,042,792
5.38%, 08/15/35(a)	2,300	2,343,718
5.40%, 02/15/34	4,589	4,730,780
5.45%, 03/01/47	833	783,638
5.55%, 08/15/41	983	967,768
5.65%, 02/15/47	1,060	1,057,246
5.70%, 03/01/57(a)	718	686,924
6.00%, 08/15/40(a)	733	761,293
6.05%, 08/15/56(a)	2,230	2,242,143
6.15%, 09/15/34(a)	670	713,526
6.25%, 03/29/41(a)	505	533,579
6.30%, 01/15/38(a)	975	1,050,121
6.38%, 03/01/41	403	427,511
6.55%, 02/15/39(a)	692	758,313
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52(a)	817	560,506
4.30%, 07/29/49	1,027	792,927
4.46%, 04/01/48	2,113	1,711,587
5.10%, 05/11/33(a)	1,515	1,532,863
5.20%, 02/15/34(a)	1,080	1,084,807
5.55%, 02/15/54(a)	1,360	1,274,423
Series US-4, 3.65%, 03/17/51	901	630,266
Series US-5, 2.15%, 02/15/32(a)	1,015	867,263
Bharti Airtel Ltd., 3.25%, 06/03/31(a)(b)	530	500,036
British Telecommunications PLC
3.25%, 11/08/29(a)(b)	1,887	1,809,213
4.25%, 11/08/49(b)	860	672,546
5.13%, 12/04/28	2,095	2,147,461
9.63%, 12/15/30	4,109	5,058,793
Cisco Systems Inc.
2.50%, 09/20/26	2,132	2,100,059
4.55%, 02/24/28(a)	1,945	1,974,631
4.75%, 02/24/30	1,900	1,952,258
4.80%, 02/26/27	2,585	2,617,366
4.85%, 02/26/29	4,225	4,339,502
4.95%, 02/26/31	4,235	4,384,175
4.95%, 02/24/32	1,605	1,657,679
5.05%, 02/26/34	3,410	3,505,155
5.10%, 02/24/35	2,100	2,149,002
5.30%, 02/26/54	3,195	3,072,599
5.35%, 02/26/64	1,555	1,485,378
5.50%, 01/15/40	3,095	3,202,407
5.50%, 02/24/55	1,490	1,470,611
5.90%, 02/15/39	3,061	3,295,744
Corning Inc.
3.90%, 11/15/49	701	533,168
4.38%, 11/15/57	1,205	961,315
4.70%, 03/15/37	550	531,707
4.75%, 03/15/42	710	643,400
5.35%, 11/15/48	1,021	964,547
5.45%, 11/15/79	1,726	1,566,351
5.75%, 08/15/40	751	769,763
5.85%, 11/15/68(a)	473	455,016

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
7.25%, 08/15/36(a)	$507	$521,196
Deutsche Telekom AG, 3.63%, 01/21/50(a)(b)	1,847	1,328,447
Deutsche Telekom International Finance BV
3.60%, 01/19/27(a)(b)	1,278	1,266,612
4.38%, 06/21/28(a)(b)	2,280	2,291,794
4.75%, 06/21/38(b)	1,016	965,069
4.88%, 03/06/42(a)(b)	1,488	1,355,834
8.75%, 06/15/30(g)	5,864	6,930,384
9.25%, 06/01/32	931	1,166,674
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32(a)(b)	860	750,104
4.75%, 08/01/26(b)	527	526,567
Juniper Networks Inc.
2.00%, 12/10/30	928	813,704
3.75%, 08/15/29	1,069	1,044,554
5.95%, 03/15/41	716	705,569
Koninklijke KPN NV, 8.38%, 10/01/30	898	1,054,956
KT Corp.
4.13%, 02/02/28(b)	160	159,495
4.38%, 01/03/29(b)	75	75,416
Motorola Solutions Inc.
2.30%, 11/15/30(a)	1,619	1,456,619
2.75%, 05/24/31	1,690	1,540,596
4.60%, 02/23/28	1,372	1,386,807
4.60%, 05/23/29	1,449	1,464,808
4.85%, 08/15/30(a)	755	769,083
5.00%, 04/15/29	820	839,424
5.20%, 08/15/32	825	845,733
5.40%, 04/15/34	1,210	1,242,669
5.50%, 09/01/44	909	885,036
5.55%, 08/15/35	845	871,423
5.60%, 06/01/32	1,105	1,154,362
NBN Co. Ltd.
1.63%, 01/08/27(a)(b)	1,674	1,620,668
2.50%, 01/08/32(a)(b)	1,470	1,294,044
2.63%, 05/05/31(b)	2,304	2,103,682
4.00%, 10/01/27(b)	1,330	1,323,832
4.25%, 10/01/29(a)(b)	1,120	1,112,778
5.75%, 10/06/28(b)	1,665	1,744,619
6.00%, 10/06/33(a)(b)	1,340	1,444,682
Nokia OYJ
4.38%, 06/12/27	1,130	1,122,740
6.63%, 05/15/39	860	878,566
NTT Finance Corp.
1.59%, 04/03/28(b)	2,715	2,545,179
2.07%, 04/03/31(b)	732	642,251
4.37%, 07/27/27(a)(b)	1,515	1,518,989
4.57%, 07/16/27(b)	1,765	1,776,195
4.62%, 07/16/28(a)(b)	1,415	1,430,098
4.88%, 07/16/30(b)	3,915	3,975,439
5.10%, 07/02/27(b)	1,325	1,345,117
5.11%, 07/02/29(a)(b)	1,570	1,612,844
5.14%, 07/02/31(a)(b)	1,820	1,871,274
5.17%, 07/16/32(b)	2,720	2,771,304
5.50%, 07/16/35(b)	4,005	4,103,395
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	1,295	1,183,300
3.88%, 01/31/28(a)(b)	1,018	1,010,305
4.50%, 01/31/43(a)(b)	925	832,267
4.63%, 10/10/34(b)	460	456,591
Security	Par (000)	Value
Telecommunications (continued)
Orange SA
5.38%, 01/13/42	$1,766	$1,740,502
5.50%, 02/06/44	1,055	1,043,521
9.00%, 03/01/31	3,938	4,802,801
Rogers Communications Inc.
2.90%, 11/15/26	977	959,770
3.20%, 03/15/27	2,231	2,195,146
3.70%, 11/15/49	829	606,883
3.80%, 03/15/32	3,166	2,971,012
4.30%, 02/15/48	1,207	976,308
4.50%, 03/15/42	1,403	1,200,656
4.50%, 03/15/43(a)	903	767,684
4.55%, 03/15/52	3,250	2,617,403
5.00%, 02/15/29	2,048	2,091,613
5.00%, 03/15/44	1,578	1,419,356
5.30%, 02/15/34	1,670	1,681,947
5.45%, 10/01/43	851	802,281
7.50%, 08/15/38	715	828,589
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	1,477	1,458,794
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)(b)	974	738,091
SES SA, 5.30%, 04/04/43(b)	575	420,883
SK Telecom Co. Ltd., 6.63%, 07/20/27(b)	125	130,322
Softbank Corp., 4.70%, 07/09/30(b)	605	609,118
SoftBank Corp., 5.33%, 07/09/35(b)	635	633,681
Sprint Capital Corp.
6.88%, 11/15/28	3,270	3,517,766
8.75%, 03/15/32	3,525	4,274,682
Telefonica Emisiones SA
4.10%, 03/08/27	2,073	2,066,624
4.67%, 03/06/38(a)	1,305	1,181,520
4.90%, 03/06/48	2,156	1,811,934
5.21%, 03/08/47	4,242	3,725,005
5.52%, 03/01/49(a)	1,373	1,246,384
7.05%, 06/20/36	3,157	3,515,339
Telefonica Europe BV, 8.25%, 09/15/30	2,135	2,469,731
TELUS Corp.
2.80%, 02/16/27	1,137	1,113,596
3.40%, 05/13/32	471	431,732
3.70%, 09/15/27	1,337	1,324,195
4.60%, 11/16/48	1,000	839,696
T-Mobile USA Inc.
2.05%, 02/15/28	3,399	3,236,367
2.25%, 11/15/31	1,862	1,629,178
2.40%, 03/15/29	1,425	1,340,353
2.55%, 02/15/31	4,502	4,077,438
2.63%, 02/15/29	1,922	1,819,638
2.70%, 03/15/32	1,625	1,439,607
2.88%, 02/15/31	1,580	1,450,507
3.00%, 02/15/41	4,196	3,065,657
3.30%, 02/15/51	5,162	3,391,722
3.38%, 04/15/29	3,356	3,249,607
3.40%, 10/15/52	4,830	3,193,936
3.50%, 04/15/31	3,715	3,512,110
3.60%, 11/15/60	2,071	1,352,801
3.75%, 04/15/27	6,334	6,294,097
3.88%, 04/15/30	11,742	11,501,193
4.20%, 10/01/29	1,460	1,459,368
4.38%, 04/15/40	3,696	3,283,578
4.50%, 04/15/50	4,944	4,040,618
4.70%, 01/15/35	1,525	1,478,307
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.75%, 02/01/28(a)	$2,975	$2,979,796
4.80%, 07/15/28(a)	1,915	1,950,788
4.85%, 01/15/29	2,010	2,050,555
4.95%, 03/15/28	1,945	1,981,604
5.05%, 07/15/33	4,160	4,202,674
5.13%, 05/15/32	1,135	1,162,931
5.15%, 04/15/34	1,875	1,896,143
5.20%, 01/15/33	2,165	2,204,218
5.25%, 06/15/55	1,565	1,407,507
5.30%, 05/15/35	2,395	2,418,670
5.38%, 04/15/27	299	299,000
5.50%, 01/15/55(a)	1,218	1,137,337
5.65%, 01/15/53(a)	3,051	2,921,333
5.75%, 01/15/34	1,905	2,000,473
5.75%, 01/15/54(a)	2,247	2,174,598
5.80%, 09/15/62	1,135	1,102,225
5.88%, 11/15/55(a)	1,895	1,869,934
6.00%, 06/15/54	1,900	1,912,139
Verizon Communications Inc.
1.50%, 09/18/30	2,610	2,275,319
1.68%, 10/30/30	1,948	1,709,369
1.75%, 01/20/31	4,437	3,870,720
2.10%, 03/22/28	4,418	4,206,549
2.36%, 03/15/32	7,070	6,137,632
2.55%, 03/21/31	6,273	5,689,027
2.65%, 11/20/40	4,897	3,471,193
2.85%, 09/03/41	1,795	1,279,692
2.88%, 11/20/50(a)	3,778	2,331,442
2.99%, 10/30/56	3,746	2,237,335
3.00%, 03/22/27(a)	1,106	1,086,994
3.00%, 11/20/60(a)	3,028	1,764,860
3.15%, 03/22/30(a)	2,688	2,565,722
3.40%, 03/22/41	4,948	3,832,783
3.55%, 03/22/51(a)	5,860	4,164,850
3.70%, 03/22/61	4,787	3,280,065
3.85%, 11/01/42	1,284	1,019,565
3.88%, 02/08/29	1,663	1,651,373
3.88%, 03/01/52(a)	2,162	1,601,079
4.00%, 03/22/50	1,910	1,466,106
4.02%, 12/03/29	6,585	6,534,104
4.13%, 08/15/46	1,932	1,545,720
4.27%, 01/15/36	2,005	1,864,893
4.33%, 09/21/28	6,258	6,301,265
4.40%, 11/01/34(a)	3,020	2,884,254
4.50%, 08/10/33	3,522	3,445,129
4.52%, 09/15/48	2,060	1,721,462
4.67%, 03/15/55	1,170	987,166
4.75%, 11/01/41	950	857,810
4.78%, 02/15/35	1,985	1,935,519
4.81%, 03/15/39	2,105	1,978,579
4.86%, 08/21/46	3,860	3,437,517
5.01%, 04/15/49(a)	1,055	948,965
5.01%, 08/21/54(a)	1,320	1,168,004
5.05%, 05/09/33(a)	1,930	1,965,202
5.25%, 04/02/35	2,880	2,907,382
5.25%, 03/16/37	2,023	2,027,529
5.40%, 07/02/37(b)	4,848	4,868,658
5.50%, 03/16/47	990	951,398
5.50%, 02/23/54(a)	1,895	1,818,121
5.85%, 09/15/35(a)	790	834,211
6.40%, 09/15/33(a)	625	686,674
Security	Par (000)	Value
Telecommunications (continued)
6.55%, 09/15/43	$1,255	$1,376,134
7.75%, 12/01/30(a)	1,080	1,244,837
Vodafone Group PLC
4.25%, 09/17/50	1,443	1,124,469
4.38%, 05/30/28(a)	195	198,580
4.38%, 02/19/43	625	533,829
4.88%, 06/19/49	3,152	2,737,763
5.00%, 05/30/38	947	921,163
5.25%, 05/30/48	1,766	1,623,313
5.63%, 02/10/53(a)	1,505	1,421,467
5.75%, 06/28/54	3,165	3,023,284
5.75%, 02/10/63	415	390,293
5.88%, 06/28/64	1,640	1,578,057
6.15%, 02/27/37	1,915	2,062,523
6.25%, 11/30/32	1,861	2,015,865
7.88%, 02/15/30	1,108	1,267,222
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(b)	1,335	1,231,725
3.38%, 04/29/30(a)(b)	465	446,716
4.10%, 07/14/51(b)	685	542,650
		558,276,252
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	1,107	1,088,941
3.55%, 11/19/26	793	784,937
3.90%, 11/19/29	1,575	1,536,917
5.10%, 05/15/44	797	702,385
6.05%, 05/14/34	885	921,030
6.35%, 03/15/40	1,029	1,066,667
Mattel Inc.
3.75%, 04/01/29(b)	1,277	1,233,406
5.45%, 11/01/41(a)	650	584,373
5.88%, 12/15/27(b)	1,327	1,330,535
6.20%, 10/01/40(a)	495	492,738
		9,741,929
Transportation — 1.7%
AP Moller - Maersk A/S
4.50%, 06/20/29(b)	1,614	1,632,653
5.88%, 09/14/33(a)(b)	1,495	1,580,459
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	1,225	755,796
3.05%, 02/15/51	1,156	754,601
3.25%, 06/15/27	1,528	1,509,990
3.30%, 09/15/51	1,732	1,186,405
3.55%, 02/15/50	1,519	1,096,916
3.90%, 08/01/46	1,209	953,747
4.05%, 06/15/48	1,316	1,051,857
4.13%, 06/15/47	1,190	972,649
4.15%, 04/01/45	1,247	1,037,149
4.15%, 12/15/48	1,559	1,265,369
4.38%, 09/01/42	1,162	1,012,271
4.40%, 03/15/42	960	845,432
4.45%, 03/15/43	1,272	1,116,100
4.45%, 01/15/53	1,710	1,419,892
4.55%, 09/01/44	1,270	1,119,748
4.70%, 09/01/45	1,182	1,062,335
4.90%, 04/01/44	1,587	1,480,141
4.95%, 09/15/41	785	739,805
5.05%, 03/01/41	965	923,846
5.15%, 09/01/43	1,027	985,586

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.20%, 04/15/54	$2,500	$2,332,490
5.40%, 06/01/41	1,027	1,021,991
5.50%, 03/15/55	1,920	1,865,128
5.75%, 05/01/40	1,445	1,509,963
5.80%, 03/15/56	1,485	1,506,397
6.15%, 05/01/37(a)	1,182	1,298,949
6.20%, 08/15/36	499	549,360
7.95%, 08/15/30	330	385,825
Canadian National Railway Co.
2.45%, 05/01/50	1,347	787,157
3.20%, 08/02/46	1,470	1,041,330
3.50%, 11/15/42	160	122,834
3.65%, 02/03/48	1,089	824,314
3.85%, 08/05/32	1,332	1,273,181
4.38%, 09/18/34	1,140	1,107,191
4.40%, 08/05/52(a)	945	790,107
4.45%, 01/20/49	1,171	1,001,690
4.50%, 11/07/43(a)	345	299,069
5.85%, 11/01/33(a)	615	665,724
6.13%, 11/01/53	670	716,049
6.20%, 06/01/36	610	677,182
6.25%, 08/01/34	931	1,030,401
6.38%, 11/15/37	755	843,777
6.71%, 07/15/36(a)	565	641,617
6.90%, 07/15/28	1,060	1,141,492
Canadian Pacific Railway Co.
1.75%, 12/02/26(a)	1,549	1,504,844
2.05%, 03/05/30(a)	1,222	1,111,917
2.45%, 12/02/31	1,510	1,337,650
2.88%, 11/15/29	1,202	1,141,818
3.00%, 12/02/41(a)	1,645	1,200,121
3.10%, 12/02/51	2,875	1,868,832
3.50%, 05/01/50	1,074	760,473
4.00%, 06/01/28	1,294	1,293,427
4.20%, 11/15/69	686	513,739
4.30%, 05/15/43(a)	1,064	903,056
4.70%, 05/01/48	1,046	916,494
4.80%, 03/30/30(a)	1,465	1,499,884
4.80%, 09/15/35	930	910,701
4.80%, 08/01/45	968	866,485
4.95%, 08/15/45(a)	799	728,606
5.20%, 03/30/35	875	891,390
5.75%, 03/15/33(a)	530	558,045
5.75%, 01/15/42	507	500,637
5.95%, 05/15/37	982	1,045,494
6.13%, 09/15/2115	1,056	1,063,507
7.13%, 10/15/31(a)	645	732,487
Central Japan Railway Co., 4.25%, 11/24/45(b)	270	222,331
CH Robinson Worldwide Inc., 4.20%, 04/15/28(a)	1,258	1,259,478
CSX Corp.
2.40%, 02/15/30	921	857,195
2.50%, 05/15/51(a)	894	512,390
2.60%, 11/01/26	1,385	1,362,191
3.25%, 06/01/27	1,392	1,373,186
3.35%, 09/15/49	1,100	760,457
3.80%, 03/01/28	1,485	1,477,693
3.80%, 11/01/46	1,486	1,147,573
3.80%, 04/15/50	931	696,321
3.95%, 05/01/50(a)	763	587,028
4.10%, 11/15/32(a)	1,515	1,474,271
Security	Par (000)	Value
Transportation (continued)
4.10%, 03/15/44	$1,343	$1,106,975
4.25%, 03/15/29	1,917	1,924,463
4.25%, 11/01/66	735	558,716
4.30%, 03/01/48	1,479	1,219,772
4.40%, 03/01/43(a)	610	528,463
4.50%, 03/15/49	828	696,497
4.50%, 11/15/52(a)	1,787	1,491,604
4.50%, 08/01/54	745	615,309
4.65%, 03/01/68	745	605,302
4.75%, 05/30/42	1,140	1,039,712
4.75%, 11/15/48	1,163	1,023,767
4.90%, 03/15/55(a)	795	703,694
5.05%, 06/15/35(a)	1,045	1,054,899
5.20%, 11/15/33(a)	905	936,498
5.50%, 04/15/41	990	992,532
6.00%, 10/01/36	665	716,916
6.15%, 05/01/37	1,101	1,200,339
6.22%, 04/30/40	1,138	1,231,431
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(b)	520	312,209
3.83%, 09/14/61(b)	960	634,833
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30(b)	805	784,154
3.69%, 09/13/61(b)	1,080	736,020
4.70%, 05/07/50(b)	1,989	1,670,760
5.00%, 01/25/47(a)(b)	1,202	1,068,314
ENA Master Trust, 4.00%, 05/19/48(b)	670	492,450
FedEx Corp.
2.40%, 05/15/31(a)	975	866,421
2.40%, 05/15/31(a)(b)	245	217,716
3.10%, 08/05/29	1,965	1,875,476
3.10%, 08/05/29(b)	950	906,719
3.25%, 05/15/41(b)	15	10,770
3.90%, 02/01/35(b)	320	289,035
4.05%, 02/15/48(a)	1,288	953,987
4.05%, 02/15/48(b)	65	48,144
4.10%, 02/01/45(b)	110	84,522
4.25%, 05/15/30(a)	1,260	1,263,163
4.25%, 05/15/30(a)(b)	65	65,163
4.40%, 01/15/47(b)	100	78,589
4.55%, 04/01/46	1,213	982,513
4.55%, 04/01/46(b)	370	299,695
4.75%, 11/15/45(a)	1,647	1,377,437
4.75%, 11/15/45(b)	75	62,725
4.90%, 01/15/34(b)	105	101,921
4.95%, 10/17/48(a)	1,073	904,405
4.95%, 10/17/48(a)(b)	1,300	1,095,738
5.10%, 01/15/44(b)	2,010	1,784,295
5.25%, 05/15/50(a)	1,022	899,080
5.25%, 05/15/50(a)(b)	1,660	1,460,346
JB Hunt Transport Services Inc., 4.90%, 03/15/30(a)	1,190	1,217,850
Kirby Corp., 4.20%, 03/01/28	1,009	1,006,033
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(b)	1,415	1,400,284
Norfolk Southern Corp.
2.30%, 05/15/31	852	766,416
2.55%, 11/01/29	1,371	1,289,852
2.90%, 08/25/51	1,435	892,898
3.00%, 03/15/32(a)	849	772,668
3.05%, 05/15/50	1,552	1,013,159
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.15%, 06/01/27	$668	$658,231
3.16%, 05/15/55	1,244	789,855
3.40%, 11/01/49	779	540,131
3.70%, 03/15/53	831	600,256
3.80%, 08/01/28	1,225	1,219,103
3.94%, 11/01/47	1,608	1,262,239
3.95%, 10/01/42	1,281	1,048,889
4.05%, 08/15/52	1,306	1,006,247
4.10%, 05/15/49	759	598,076
4.10%, 05/15/2121	750	516,778
4.15%, 02/28/48	1,257	1,013,195
4.45%, 03/01/33(a)	770	756,190
4.45%, 06/15/45	1,187	1,018,028
4.55%, 06/01/53	1,375	1,147,240
4.65%, 01/15/46	1,080	947,419
4.80%, 08/15/43	245	217,095
4.84%, 10/01/41	961	893,106
5.05%, 08/01/30(a)	1,635	1,692,492
5.10%, 05/01/35	760	768,586
5.10%, 08/01/2118	600	502,152
5.35%, 08/01/54(a)	1,485	1,413,331
5.55%, 03/15/34	720	754,985
5.95%, 03/15/64	935	952,994
7.25%, 02/15/31(a)	445	500,642
7.80%, 05/15/27	770	815,455
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	993	1,046,798
Ryder System Inc.
1.75%, 09/01/26	602	587,207
2.85%, 03/01/27	849	832,394
2.90%, 12/01/26	614	603,153
4.30%, 06/15/27(a)	590	591,165
4.85%, 06/15/30(a)	555	566,216
4.90%, 12/01/29	985	1,005,282
4.95%, 09/01/29	555	567,092
5.00%, 03/15/30	840	859,324
5.25%, 06/01/28	1,125	1,155,487
5.30%, 03/15/27	480	486,821
5.38%, 03/15/29	965	997,615
5.50%, 06/01/29	650	677,393
5.65%, 03/01/28	730	755,650
6.30%, 12/01/28(a)	1,010	1,074,475
6.60%, 12/01/33(a)	1,155	1,278,909
TTX Co.
3.90%, 02/01/45(b)	215	171,314
4.20%, 07/01/46(b)	705	582,024
4.60%, 02/01/49(a)(b)	1,339	1,144,893
4.65%, 06/15/44(b)	205	177,181
5.05%, 11/15/34(b)	850	865,218
5.50%, 09/25/26(b)	773	782,083
5.65%, 12/01/52(a)(b)	525	516,987
5.75%, 11/22/33(b)	475	506,264
Union Pacific Corp.
2.15%, 02/05/27	979	954,241
2.38%, 05/20/31	1,580	1,435,622
2.40%, 02/05/30	1,799	1,675,590
2.80%, 02/14/32	2,110	1,913,706
2.89%, 04/06/36	1,244	1,033,034
2.95%, 03/10/52	1,380	868,477
2.97%, 09/16/62	1,839	1,066,956
3.00%, 04/15/27	1,063	1,045,712
3.20%, 05/20/41	1,516	1,159,216
Security	Par (000)	Value
Transportation (continued)
3.25%, 02/05/50(a)	$2,732	$1,859,261
3.35%, 08/15/46	720	515,891
3.38%, 02/01/35(a)	905	807,864
3.38%, 02/14/42	730	560,943
3.50%, 02/14/53	1,884	1,315,337
3.55%, 08/15/39(a)	927	774,410
3.55%, 05/20/61	1,208	800,939
3.60%, 09/15/37	857	745,292
3.70%, 03/01/29	1,776	1,757,123
3.75%, 02/05/70(a)	1,115	745,381
3.80%, 10/01/51	1,790	1,333,001
3.80%, 04/06/71	1,515	1,024,008
3.84%, 03/20/60	3,157	2,254,923
3.85%, 02/14/72	710	484,178
3.88%, 02/01/55	730	541,032
3.95%, 09/10/28	2,186	2,185,156
3.95%, 08/15/59	770	561,927
4.00%, 04/15/47	940	741,994
4.05%, 11/15/45	1,190	960,843
4.05%, 03/01/46	983	789,212
4.10%, 09/15/67	812	591,510
4.30%, 03/01/49	1,078	880,339
4.50%, 01/20/33(a)	1,360	1,352,336
4.50%, 09/10/48	867	730,587
4.95%, 09/09/52(a)	1,261	1,133,872
4.95%, 05/15/53	830	746,100
5.10%, 02/20/35(a)	1,630	1,658,324
5.15%, 01/20/63(a)	440	397,287
5.60%, 12/01/54(a)	1,315	1,296,494
6.63%, 02/01/29	1,192	1,287,642
United Parcel Service Inc.
2.40%, 11/15/26	1,053	1,033,127
2.50%, 09/01/29	954	897,871
3.05%, 11/15/27	1,931	1,898,149
3.40%, 03/15/29	1,489	1,462,074
3.40%, 11/15/46	940	677,053
3.40%, 09/01/49	1,098	758,253
3.63%, 10/01/42(a)	771	601,133
3.75%, 11/15/47	1,920	1,449,725
4.25%, 03/15/49	1,344	1,085,515
4.45%, 04/01/30	2,072	2,108,612
4.65%, 10/15/30(a)	780	797,105
4.88%, 03/03/33(a)	1,535	1,568,125
4.88%, 11/15/40(a)	1,244	1,171,239
5.05%, 03/03/53	1,805	1,623,885
5.15%, 05/22/34(a)	1,270	1,308,376
5.20%, 04/01/40(a)	927	917,981
5.25%, 05/14/35(a)	730	748,282
5.30%, 04/01/50(a)	1,955	1,837,453
5.50%, 05/22/54	1,960	1,880,494
5.60%, 05/22/64	650	616,863
5.95%, 05/14/55	1,980	2,002,926
6.05%, 05/14/65	1,145	1,158,006
6.20%, 01/15/38	2,394	2,606,789
United Parcel Service of America Inc., 7.62%, 04/01/30(c)	815	928,436
Walmart Inc.
1.05%, 09/17/26	1,845	1,791,659
1.50%, 09/22/28	2,175	2,033,045
1.80%, 09/22/31(a)	2,825	2,492,502
3.95%, 09/09/27	1,700	1,704,412

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
XPO Inc., 6.25%, 06/01/28(b)	$1,480	$1,505,703
		250,462,548
Trucking & Leasing — 0.2%
Avolon Holdings Funding Ltd., 4.90%, 10/10/30(b)	1,055	1,060,531
DAE Funding LLC, 3.38%, 03/20/28(b)	1,020	983,345
GATX Corp.
1.90%, 06/01/31	725	627,966
3.10%, 06/01/51	865	537,027
3.25%, 09/15/26(a)	508	501,515
3.50%, 03/15/28	408	400,137
3.50%, 06/01/32	711	654,455
3.85%, 03/30/27	471	467,135
4.00%, 06/30/30	780	766,519
4.50%, 03/30/45	235	189,502
4.55%, 11/07/28(a)	630	634,339
4.70%, 04/01/29	665	672,864
4.90%, 03/15/33	705	703,334
5.20%, 03/15/44(a)	560	518,053
5.40%, 03/15/27	360	365,134
5.45%, 09/15/33	680	697,628
5.50%, 06/15/35	855	870,477
6.05%, 03/15/34	810	861,107
6.05%, 06/05/54(a)	1,015	1,014,521
6.90%, 05/01/34	775	864,232
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29(b)	773	741,797
3.40%, 11/15/26(b)	1,058	1,045,499
4.20%, 04/01/27(b)	967	964,422
4.40%, 07/01/27(b)	1,277	1,279,396
5.25%, 07/01/29(b)	775	798,561
5.25%, 02/01/30(b)	1,375	1,418,605
5.35%, 01/12/27(b)	585	591,892
5.35%, 03/30/29(a)(b)	850	875,986
5.55%, 05/01/28(b)	1,130	1,165,073
5.70%, 02/01/28(b)	1,090	1,121,949
5.88%, 11/15/27(b)	980	1,011,684
6.05%, 08/01/28(b)	2,360	2,469,236
6.20%, 06/15/30(a)(b)	795	851,319
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(a)(b)	795	773,046
2.30%, 06/15/28(a)(b)	610	576,772
5.10%, 04/01/30(a)(b)	855	875,931
5.30%, 04/03/29(a)(b)	945	970,795
5.45%, 05/03/28(a)(b)	1,050	1,078,324
5.55%, 04/03/34(b)	1,325	1,349,574
5.70%, 07/25/33(a)(b)	1,940	2,008,005
		35,357,687
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26	600	586,357
3.38%, 01/20/27(a)	527	514,528
6.00%, 06/16/30	350	354,905
		1,455,790
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31	780	695,791
2.80%, 05/01/30(a)	960	901,486
2.95%, 09/01/27	1,157	1,133,591
Security	Par (000)	Value
Water (continued)
3.00%, 12/01/26(a)	$525	$517,420
3.25%, 06/01/51(a)	765	513,460
3.45%, 06/01/29(a)	916	895,063
3.45%, 05/01/50	879	617,635
3.75%, 09/01/28	747	742,247
3.75%, 09/01/47	2,661	2,014,064
4.00%, 12/01/46	611	487,084
4.15%, 06/01/49(a)	903	713,294
4.20%, 09/01/48	1,042	839,831
4.30%, 12/01/42	616	524,675
4.30%, 09/01/45(a)	386	328,222
4.45%, 06/01/32(a)	940	934,984
5.15%, 03/01/34	785	803,176
5.25%, 03/01/35	1,290	1,312,406
5.45%, 03/01/54	950	912,511
5.70%, 09/01/55	1,560	1,535,148
6.59%, 10/15/37	869	977,544
Essential Utilities Inc.
2.40%, 05/01/31	830	740,968
2.70%, 04/15/30	819	760,318
3.35%, 04/15/50	687	452,582
3.57%, 05/01/29	905	880,537
4.28%, 05/01/49	1,121	873,887
4.80%, 08/15/27	865	874,200
5.25%, 08/15/35	450	447,304
5.30%, 05/01/52	745	674,743
5.38%, 01/15/34	510	519,611
United Utilities PLC, 6.88%, 08/15/28	375	400,254
		24,024,036
Total Corporate Bonds & Notes — 98.1% (Cost: $15,016,252,429)		14,444,773,748
Foreign Government Obligations
Japan — 0.0%
Development Bank of Japan Inc., 4.00%, 08/28/27(b)	15	15,023
Mexico — 0.1%
Eagle Funding Luxco Sarl, 5.50%, 08/17/30(b)	7,500	7,605,750
South Korea — 0.1%
Korea Electric Power Corp.
4.00%, 06/14/27(b)	960	957,940
4.75%, 02/13/28(b)	835	846,639
4.88%, 01/31/27(a)(b)	1,610	1,625,955
5.13%, 04/23/34(b)	455	466,897
5.50%, 04/06/28(b)	590	609,391
7.00%, 02/01/27(a)	910	945,439
Korea Gas Corp.
2.00%, 07/13/31(b)	1,210	1,070,839
3.13%, 07/20/27(b)	1,341	1,317,214
3.88%, 07/13/27(a)(b)	1,265	1,260,675
4.25%, 07/10/30(b)	340	342,489
4.88%, 07/05/28(b)	190	194,172
5.00%, 07/08/29(a)(b)	1,035	1,069,857
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 07/25/27(a)(b)	1,210	1,187,808
4.25%, 07/27/27(b)	570	571,160
4.63%, 07/29/29(b)	795	806,620
5.00%, 07/18/28(b)	400	409,147
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
Korea National Oil Corp.
2.13%, 04/18/27(b)	$200	$193,729
2.38%, 04/07/31(b)	970	881,322
2.50%, 10/24/26(b)	143	140,343
2.63%, 04/18/32(b)	500	446,039
3.38%, 03/27/27(b)	500	494,224
4.13%, 09/30/27(b)	150	149,786
4.88%, 04/03/27(b)	150	151,687
4.88%, 04/03/28(b)	150	152,480
4.88%, 04/03/29(b)	1,000	1,022,944
		17,314,796
Total Foreign Government Obligations — 0.2% (Cost: $24,900,377)		24,935,569
Total Long-Term Investments — 98.3% (Cost: $15,041,152,806)		14,469,709,317
	Shares
Short-Term Securities
Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(h)(i)(j)	1,362,654,760	1,363,336,087
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.26%(h)(i)	70,740,000	70,740,000
Total Short-Term Securities — 9.7% (Cost: $1,433,582,791)		1,434,076,087
Total Investments — 108.0% (Cost: $16,474,735,597)		15,903,785,404
Liabilities in Excess of Other Assets — (8.0)%		(1,181,450,623)
Net Assets — 100.0%		$14,722,334,781

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,366,433,622	$—	$(3,112,226)(a)	$(19,959)	$34,650	$1,363,336,087	1,362,654,760	$1,934,650 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,310,000	59,430,000 (a)	—	—	—	70,740,000	70,740,000	548,089	—
				$(19,959)	$34,650	$1,434,076,087		$2,482,739	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$14,444,773,748	$—	$14,444,773,748
Foreign Government Obligations	—	24,935,569	—	24,935,569
Short-Term Securities
Money Market Funds	1,434,076,087	—	—	1,434,076,087
	$1,434,076,087	$14,469,709,317	$—	$15,903,785,404
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28(a)	$3,870	$3,899,799
4.75%, 03/30/30	3,030	3,054,304
Omnicom Group Inc.
2.45%, 04/30/30(a)	3,795	3,485,019
4.20%, 06/01/30(a)	3,350	3,320,765
		13,759,887
Aerospace & Defense — 1.3%
Airbus SE, 3.15%, 04/10/27(a)(b)	4,097	4,045,980
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	3,175	3,361,912
BAE Systems PLC
3.40%, 04/15/30(b)	6,785	6,551,608
5.00%, 03/26/27(b)	3,945	3,990,143
5.13%, 03/26/29(b)	7,635	7,874,446
Boeing Co. (The)
2.70%, 02/01/27	5,630	5,503,002
2.80%, 03/01/27(a)	1,779	1,739,831
2.95%, 02/01/30	4,605	4,318,264
3.20%, 03/01/29	5,985	5,756,055
3.25%, 02/01/28(a)	6,628	6,472,775
3.25%, 03/01/28	1,980	1,928,281
3.45%, 11/01/28(a)	2,254	2,198,192
5.04%, 05/01/27(a)	11,004	11,106,518
5.15%, 05/01/30	25,542	26,199,205
6.26%, 05/01/27	5,682	5,846,875
6.30%, 05/01/29	8,215	8,723,715
Embraer Netherlands Finance BV
6.95%, 01/17/28(b)	964	1,006,117
7.00%, 07/28/30(b)	2,180	2,355,832
General Dynamics Corp.
2.63%, 11/15/27(a)	2,105	2,049,133
3.50%, 04/01/27	3,970	3,949,295
3.63%, 04/01/30(a)	5,105	5,015,176
3.75%, 05/15/28	6,737	6,722,426
General Electric Co., 4.30%, 07/29/30	6,065	6,091,137
HEICO Corp., 5.25%, 08/01/28	3,837	3,943,555
Hexcel Corp., 4.20%, 02/15/27	2,140	2,125,945
Howmet Aerospace Inc.
3.00%, 01/15/29	4,180	4,020,633
5.90%, 02/01/27(a)	3,175	3,242,275
6.75%, 01/15/28	3,185	3,352,133
L3Harris Technologies Inc.
2.90%, 12/15/29	2,967	2,801,867
3.85%, 12/15/26	2,893	2,878,478
4.40%, 06/15/28(a)	5,051	5,079,584
4.40%, 06/15/28	5,362	5,392,344
5.05%, 06/01/29(a)	4,795	4,923,332
5.40%, 01/15/27(a)	7,050	7,161,269
Lockheed Martin Corp.
1.85%, 06/15/30(a)	2,560	2,305,246
4.15%, 08/15/28	2,855	2,869,985
4.40%, 08/15/30(a)	3,615	3,643,515
4.45%, 05/15/28	3,265	3,304,143
4.50%, 02/15/29	3,825	3,879,516
5.10%, 11/15/27(a)	4,232	4,334,764
Northrop Grumman Corp.
3.20%, 02/01/27	4,022	3,972,691
3.25%, 01/15/28	11,800	11,586,723
4.40%, 05/01/30	3,375	3,402,942
Security	Par (000)	Value
Aerospace & Defense (continued)
4.60%, 02/01/29	$2,985	$3,031,613
4.65%, 07/15/30(a)	4,225	4,297,351
Rolls-Royce PLC, 5.75%, 10/15/27(b)	5,340	5,482,781
RTX Corp.
2.25%, 07/01/30(a)	4,900	4,479,951
2.65%, 11/01/26	3,976	3,907,149
3.13%, 05/04/27	5,879	5,789,326
3.50%, 03/15/27(a)	6,693	6,633,687
4.13%, 11/16/28	16,971	16,989,290
5.75%, 11/08/26	6,942	7,057,202
5.75%, 01/15/29	3,188	3,346,492
6.70%, 08/01/28(a)	1,990	2,126,619
7.20%, 08/15/27(a)	1,810	1,914,179
7.50%, 09/15/29	3,395	3,802,365
		285,884,863
Agriculture — 1.1%
Altria Group Inc.
2.63%, 09/16/26	3,050	2,999,587
3.40%, 05/06/30	4,420	4,237,737
4.50%, 08/06/30(a)	2,300	2,300,565
4.80%, 02/14/29	11,257	11,435,872
4.88%, 02/04/28(a)	3,235	3,283,912
6.20%, 11/01/28	2,555	2,701,136
Archer-Daniels-Midland Co., 3.25%, 03/27/30	5,290	5,089,061
BAT Capital Corp.
2.26%, 03/25/28	9,751	9,289,871
3.22%, 09/06/26	5,538	5,477,711
3.46%, 09/06/29(a)	3,857	3,738,154
3.56%, 08/15/27	12,822	12,655,272
4.70%, 04/02/27(a)	5,125	5,152,254
4.91%, 04/02/30	5,195	5,282,452
6.34%, 08/02/30	5,200	5,610,553
BAT International Finance PLC
4.45%, 03/16/28	6,022	6,043,656
5.93%, 02/02/29	5,760	6,053,135
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	3,725	3,698,791
4.10%, 01/07/28(a)	2,095	2,093,841
4.20%, 09/17/29	5,445	5,419,077
4.55%, 08/04/30	3,100	3,116,643
4.90%, 04/21/27	2,855	2,880,576
Cargill Inc.
2.13%, 04/23/30(b)	3,040	2,791,196
3.25%, 05/23/29(a)(b)	4,260	4,140,315
3.63%, 04/22/27(a)(b)	3,030	3,013,292
4.63%, 02/11/28(a)(b)	3,620	3,671,590
Imperial Brands Finance PLC
3.88%, 07/26/29(a)(b)	5,915	5,783,693
4.50%, 06/30/28(b)	2,955	2,973,811
5.50%, 02/01/30(b)	7,530	7,800,079
6.13%, 07/27/27(b)	5,721	5,907,249
Japan Tobacco Inc.
4.85%, 05/15/28(b)	745	757,970
5.25%, 06/15/30(b)	5,480	5,691,018
Philip Morris International Inc.
2.10%, 05/01/30	3,495	3,179,636
3.13%, 08/17/27	2,800	2,751,060
3.13%, 03/02/28	2,715	2,655,167
3.38%, 08/15/29	4,504	4,372,873
4.13%, 04/28/28(a)	4,070	4,079,089
4.38%, 11/01/27	4,355	4,386,797

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.38%, 04/30/30	$4,310	$4,334,054
4.63%, 11/01/29(a)	4,765	4,840,095
4.75%, 02/12/27	4,035	4,071,519
4.88%, 02/15/28	8,738	8,899,551
4.88%, 02/13/29	5,782	5,904,824
5.13%, 11/17/27	8,823	9,010,119
5.13%, 02/15/30	12,899	13,348,848
5.25%, 09/07/28	3,985	4,117,509
5.63%, 11/17/29	7,510	7,904,253
		234,945,463
Airlines — 0.3%
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(b)	3,940	3,945,919
Delta Air Lines Inc.
3.75%, 10/28/29(a)	2,925	2,836,223
4.38%, 04/19/28(a)	2,000	2,002,232
4.95%, 07/10/28	6,025	6,099,077
5.25%, 07/10/30	5,253	5,357,030
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	19,279	19,388,150
Southwest Airlines Co.
2.63%, 02/10/30	3,265	3,002,469
3.00%, 11/15/26(a)	1,572	1,545,667
3.45%, 11/16/27(a)	1,630	1,601,287
5.13%, 06/15/27	9,746	9,856,496
United Airlines Inc., 4.63%, 04/15/29(b)	9,210	9,063,503
		64,698,053
Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26(a)	4,892	4,804,199
2.75%, 03/27/27	5,600	5,497,440
2.85%, 03/27/30(a)	9,010	8,553,166
PVH Corp., 5.50%, 06/13/30	2,900	2,956,535
Ralph Lauren Corp., 2.95%, 06/15/30(a)	3,890	3,672,125
Tapestry Inc.
4.13%, 07/15/27(a)	1,730	1,724,117
5.10%, 03/11/30(a)	4,795	4,900,712
		32,108,294
Auto Manufacturers — 4.6%
American Honda Finance Corp.
1.30%, 09/09/26(a)	3,543	3,439,959
2.00%, 03/24/28	3,980	3,773,760
2.25%, 01/12/29	3,930	3,689,114
2.30%, 09/09/26	2,305	2,259,935
2.35%, 01/08/27	1,972	1,925,661
3.50%, 02/15/28	2,575	2,541,222
4.40%, 10/05/26	3,235	3,242,889
4.40%, 09/05/29(a)	4,470	4,497,033
4.45%, 10/22/27(a)	3,855	3,884,270
4.55%, 07/09/27	3,785	3,812,394
4.55%, 03/03/28(a)	2,940	2,966,472
4.60%, 04/17/30	3,720	3,753,997
4.70%, 01/12/28(a)	2,603	2,637,918
4.80%, 03/05/30	3,365	3,433,569
4.90%, 03/12/27(a)	3,215	3,248,681
4.90%, 07/09/27(a)	3,670	3,719,087
4.90%, 03/13/29(a)	4,185	4,280,755
5.13%, 07/07/28	4,139	4,246,114
5.65%, 11/15/28	4,740	4,944,298
BMW Finance NV, 2.85%, 08/14/29(a)(b)	2,705	2,567,642
Security	Par (000)	Value
Auto Manufacturers (continued)
BMW U.S. Capital LLC
3.30%, 04/06/27(a)(b)	$2,952	$2,914,750
3.45%, 04/01/27(a)(b)	3,078	3,046,026
3.63%, 04/18/29(a)(b)	3,905	3,826,340
3.75%, 04/12/28(a)(b)	4,170	4,137,093
3.95%, 08/14/28(a)(b)	2,950	2,937,534
4.15%, 08/11/27(a)(b)	870	870,317
4.15%, 04/09/30(a)(b)	5,900	5,875,252
4.50%, 08/11/30(b)	4,230	4,233,278
4.60%, 08/13/27(b)	4,240	4,275,153
4.65%, 03/19/27(a)(b)	4,300	4,333,545
4.65%, 08/13/29(a)(b)	3,555	3,601,902
4.75%, 03/21/28(b)	3,580	3,636,836
4.90%, 04/02/27(a)(b)	3,975	4,021,430
4.90%, 04/02/29(b)	4,885	4,983,880
5.05%, 08/11/28(a)(b)	5,800	5,945,333
5.05%, 03/21/30(b)	5,660	5,819,732
Cummins Inc.
4.25%, 05/09/28	890	897,175
4.90%, 02/20/29(a)	2,945	3,026,596
7.13%, 03/01/28	4,373	4,685,538
Daimler Truck Finance North America LLC
2.00%, 12/14/26(a)(b)	6,808	6,621,750
2.38%, 12/14/28(b)	4,390	4,139,501
3.65%, 04/07/27(a)(b)	4,093	4,056,555
4.30%, 08/12/27(b)	1,515	1,517,187
4.65%, 10/12/30(b)	2,100	2,103,865
4.95%, 01/13/28(b)	3,280	3,326,175
5.00%, 01/15/27(b)	4,040	4,078,367
5.13%, 09/25/27(b)	3,440	3,496,040
5.13%, 01/19/28(b)	3,035	3,089,021
5.13%, 09/25/29(b)	3,295	3,383,205
5.25%, 01/13/30(a)(b)	4,960	5,111,411
5.40%, 09/20/28(a)(b)	3,205	3,306,718
Ford Holdings LLC, 9.30%, 03/01/30(a)	2,115	2,413,413
Ford Motor Co.
4.35%, 12/08/26(a)	8,505	8,459,743
6.63%, 10/01/28(a)	2,520	2,653,707
9.63%, 04/22/30	2,495	2,903,975
Ford Motor Credit Co. LLC
2.90%, 02/16/28	3,755	3,561,418
2.90%, 02/10/29(a)	4,010	3,691,306
3.82%, 11/02/27	4,385	4,267,493
4.13%, 08/17/27	7,065	6,929,844
4.27%, 01/09/27(a)	5,088	5,038,376
4.95%, 05/28/27	8,560	8,539,354
5.11%, 05/03/29	8,562	8,443,905
5.13%, 11/05/26(a)	6,230	6,240,286
5.30%, 09/06/29(a)	5,000	4,964,250
5.80%, 03/05/27	8,440	8,505,347
5.80%, 03/08/29	9,205	9,307,149
5.85%, 05/17/27	8,160	8,241,511
5.88%, 11/07/29	7,025	7,100,519
5.92%, 03/20/28	5,719	5,804,220
6.80%, 05/12/28(a)	8,415	8,739,001
6.80%, 11/07/28	8,470	8,815,350
7.20%, 06/10/30(a)	4,545	4,828,660
7.35%, 11/04/27	8,545	8,895,287
7.35%, 03/06/30	6,550	6,973,508
General Motors Co.
4.20%, 10/01/27	4,396	4,383,453
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.00%, 10/01/28	$4,180	$4,248,316
5.35%, 04/15/28(a)	3,535	3,614,559
5.40%, 10/15/29(a)	7,510	7,746,775
5.63%, 04/15/30(a)	4,315	4,456,782
6.80%, 10/01/27(a)	5,810	6,063,933
General Motors Financial Co. Inc.
2.35%, 02/26/27	5,638	5,475,645
2.40%, 04/10/28	5,970	5,684,950
2.40%, 10/15/28(a)	5,702	5,371,574
2.70%, 08/20/27	5,382	5,221,581
3.60%, 06/21/30	5,410	5,139,840
3.85%, 01/05/28(a)	2,445	2,414,395
4.00%, 10/06/26	4,187	4,165,822
4.30%, 04/06/29	6,205	6,140,447
4.35%, 01/17/27	7,113	7,105,852
4.90%, 10/06/29	7,065	7,117,590
5.00%, 04/09/27	7,044	7,101,210
5.00%, 07/15/27(a)	2,880	2,911,867
5.05%, 04/04/28(a)	6,660	6,770,062
5.35%, 07/15/27(a)	6,185	6,298,496
5.35%, 01/07/30	7,268	7,433,131
5.40%, 05/08/27	6,830	6,944,287
5.45%, 07/15/30	4,855	4,984,649
5.55%, 07/15/29	7,000	7,216,870
5.65%, 01/17/29(a)	2,535	2,613,845
5.80%, 06/23/28	7,493	7,755,992
5.80%, 01/07/29	8,205	8,519,466
5.85%, 04/06/30(a)	5,085	5,314,713
6.00%, 01/09/28(a)	5,835	6,044,052
Honda Motor Co. Ltd.
2.53%, 03/10/27(a)	11,205	10,942,317
4.44%, 07/08/28	5,580	5,614,890
4.69%, 07/08/30	7,371	7,438,856
Hyundai Capital America
1.65%, 09/17/26(a)(b)	5,725	5,569,125
1.80%, 01/10/28(a)(b)	3,865	3,645,518
2.00%, 06/15/28(b)	4,940	4,633,134
2.10%, 09/15/28(b)	4,785	4,479,223
2.38%, 10/15/27(b)	3,727	3,576,989
2.75%, 09/27/26(a)(b)	2,889	2,839,943
3.00%, 02/10/27(a)(b)	2,999	2,941,641
3.50%, 11/02/26(b)	3,426	3,390,384
4.30%, 09/24/27(b)	4,990	4,984,363
4.55%, 09/26/29(a)(b)	4,995	4,997,757
4.85%, 03/25/27(b)	3,290	3,314,404
4.88%, 06/23/27(b)	3,910	3,943,376
4.88%, 11/01/27(b)	4,565	4,612,008
4.90%, 06/23/28(b)	5,495	5,566,938
5.00%, 01/07/28(b)	4,645	4,707,388
5.10%, 06/24/30(a)(b)	3,360	3,427,807
5.15%, 03/27/30(a)(b)	4,075	4,161,569
5.25%, 01/08/27(b)	5,600	5,661,519
5.28%, 06/24/27(a)(b)	4,595	4,662,078
5.30%, 03/19/27(b)	4,637	4,698,962
5.30%, 01/08/29(b)	4,080	4,184,358
5.30%, 06/24/29(b)	4,472	4,590,804
5.30%, 01/08/30(b)	4,725	4,862,499
5.35%, 03/19/29(a)(b)	2,705	2,776,243
5.60%, 03/30/28(a)(b)	4,715	4,852,365
5.68%, 06/26/28(a)(b)	5,547	5,732,235
5.70%, 06/26/30(a)(b)	3,005	3,140,552
Security	Par (000)	Value
Auto Manufacturers (continued)
5.80%, 04/01/30(a)(b)	$3,035	$3,178,013
5.95%, 09/21/26(b)	4,155	4,218,434
6.10%, 09/21/28(a)(b)	4,405	4,609,080
6.38%, 04/08/30(b)	3,630	3,883,843
6.50%, 01/16/29(a)(b)	4,180	4,430,482
Hyundai Capital Services Inc.
2.50%, 01/24/27(b)	4,045	3,944,627
3.63%, 08/29/27(a)(b)	1,180	1,163,025
5.13%, 02/05/27(b)	1,010	1,020,049
5.13%, 02/05/29(a)(b)	2,835	2,893,666
5.25%, 01/22/28(a)(b)	2,725	2,779,381
Kia Corp.
1.75%, 10/16/26(b)	2,910	2,827,745
2.75%, 02/14/27(b)	4,480	4,384,148
3.50%, 10/25/27(b)	530	521,094
Mercedes-Benz Finance North America LLC
2.63%, 03/10/30(a)(b)	1,950	1,816,531
3.10%, 08/15/29(b)	3,285	3,144,530
3.45%, 01/06/27(a)(b)	4,053	4,018,246
3.75%, 02/22/28(a)(b)	5,245	5,204,623
4.30%, 02/22/29(a)(b)	1,480	1,484,163
4.65%, 04/01/27(b)	2,400	2,417,383
4.75%, 08/01/27(a)(b)	4,210	4,257,160
4.75%, 03/31/28(b)	2,745	2,786,344
4.80%, 11/13/26(a)(b)	3,175	3,200,317
4.80%, 01/11/27(a)(b)	4,595	4,635,822
4.80%, 03/30/28(a)(b)	5,457	5,546,987
4.80%, 08/01/29(a)(b)	4,920	5,014,107
4.85%, 01/11/29(a)(b)	5,915	6,026,924
4.90%, 11/15/27(b)	3,805	3,861,667
5.00%, 04/01/30(b)	3,000	3,070,824
5.10%, 08/03/28(b)	4,760	4,881,482
5.10%, 11/15/29(a)(b)	3,685	3,793,183
5.25%, 11/29/27(a)(b)	2,853	2,918,639
PACCAR Financial Corp.
2.00%, 02/04/27	1,192	1,160,549
4.00%, 08/08/28(a)	1,325	1,328,415
4.00%, 09/26/29	2,360	2,362,901
4.25%, 06/23/27	2,405	2,419,699
4.45%, 08/06/27	3,954	4,002,538
4.55%, 03/03/28	3,180	3,232,400
4.55%, 05/08/30(a)	2,385	2,430,576
4.60%, 01/10/28(a)	1,435	1,457,563
4.60%, 01/31/29(a)	3,955	4,030,952
4.95%, 08/10/28	1,005	1,034,670
5.00%, 05/13/27	2,724	2,772,047
5.20%, 11/09/26	2,645	2,683,490
Series R, 4.50%, 11/25/26(a)	1,979	1,994,172
Stellantis Finance U.S. Inc.
1.71%, 01/29/27(a)(b)	5,029	4,825,861
5.35%, 03/17/28(b)	2,515	2,540,680
5.63%, 01/12/28(a)(b)	3,027	3,076,093
5.75%, 03/18/30(a)(b)	4,410	4,464,744
Toyota Motor Corp.
2.76%, 07/02/29(a)	2,790	2,664,401
3.67%, 07/20/28(a)	2,950	2,944,016
4.19%, 06/30/27	2,780	2,790,092
4.45%, 06/30/30(a)	3,010	3,044,215
5.12%, 07/13/28(a)	3,023	3,119,009
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	3,395	3,218,089

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
1.90%, 01/13/27(a)	$4,340	$4,221,568
1.90%, 04/06/28(a)	3,353	3,189,970
2.15%, 02/13/30	4,934	4,534,064
3.05%, 03/22/27	8,025	7,913,133
3.05%, 01/11/28	2,770	2,714,248
3.20%, 01/11/27	4,280	4,236,500
3.38%, 04/01/30(a)	5,820	5,629,128
3.65%, 01/08/29	2,975	2,939,702
4.35%, 10/08/27	7,323	7,378,089
4.45%, 06/29/29	4,495	4,550,386
4.50%, 05/14/27(a)	5,890	5,939,311
4.55%, 09/20/27	5,985	6,052,447
4.55%, 08/09/29(a)	5,730	5,824,519
4.55%, 05/17/30	4,095	4,153,937
4.60%, 01/08/27(a)	3,600	3,632,255
4.63%, 01/12/28	5,365	5,441,566
4.65%, 01/05/29	4,685	4,771,250
4.80%, 05/15/30	4,375	4,476,629
4.95%, 01/09/30	4,075	4,201,006
5.05%, 05/16/29	5,787	5,978,160
5.25%, 09/11/28	4,450	4,607,668
5.40%, 11/20/26	5,000	5,081,357
5.45%, 11/10/27	3,985	4,105,505
Series B, 5.00%, 03/19/27	5,220	5,293,887
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(a)(b)	3,100	2,920,356
3.20%, 09/26/26(b)	2,623	2,586,678
3.75%, 05/13/30(a)(b)	3,020	2,898,544
4.35%, 06/08/27(a)(b)	6,351	6,333,324
4.60%, 06/08/29(a)(b)	2,950	2,949,918
4.75%, 11/13/28(b)	7,165	7,202,121
4.85%, 08/15/27(a)(b)	2,760	2,779,239
4.95%, 03/25/27(b)	2,935	2,954,410
4.95%, 08/15/29(a)(b)	3,195	3,234,002
5.05%, 03/27/28(a)(b)	4,280	4,341,008
5.25%, 03/22/29(a)(b)	5,900	6,015,534
5.30%, 03/22/27(a)(b)	5,540	5,608,885
5.35%, 03/27/30(a)(b)	3,150	3,231,626
5.65%, 09/12/28(b)	4,080	4,206,527
5.70%, 09/12/26(a)(b)	4,890	4,946,120
6.00%, 11/16/26(b)	3,955	4,023,623
6.20%, 11/16/28(a)(b)	4,375	4,580,090
		994,897,277
Auto Parts & Equipment — 0.3%
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29	2,010	2,002,555
4.65%, 09/13/29(a)	3,480	3,494,041
BorgWarner Inc.
2.65%, 07/01/27(a)	5,773	5,616,125
4.95%, 08/15/29	3,310	3,375,862
Denso Corp.
1.24%, 09/16/26(a)(b)	1,836	1,778,366
4.42%, 09/11/29(a)(b)	3,445	3,460,676
Lear Corp.
3.50%, 05/30/30(a)	1,325	1,262,733
3.80%, 09/15/27(a)	2,883	2,855,378
4.25%, 05/15/29(a)	2,825	2,804,617
LG Energy Solution Ltd.
5.25%, 04/02/28(a)(b)	2,030	2,061,458
5.38%, 07/02/27(a)(b)	1,530	1,552,255
5.38%, 07/02/29(a)(b)	4,905	5,015,852
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.38%, 04/02/30(b)	$3,210	$3,285,197
5.63%, 09/25/26(b)	450	455,253
5.75%, 09/25/28(a)(b)	5,820	6,008,514
Magna International Inc.
2.45%, 06/15/30(a)	4,030	3,709,072
5.05%, 03/14/29(a)	2,735	2,800,100
Motherson Global Investments BV, 5.63%, 07/11/29(a)(b)	765	782,465
Toyota Industries Corp., 3.57%, 03/16/28(b)	2,205	2,167,556
		54,488,075
Banks — 29.3%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.100%)(b)(c)	5,634	5,317,163
4.20%, 07/07/28(b)	3,175	3,183,086
4.72%, 01/22/27(b)	450	453,809
4.99%, 12/03/28, (1-year CMT + 0.780%)(a)(b)(c)	4,255	4,312,800
6.34%, 09/18/27, (1-year CMT + 1.650%)(b)(c)	5,115	5,216,525
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.650%)(a)(b)(c)	4,915	5,043,539
6.61%, 09/13/29, (1-day SOFR + 2.330%)(a)(b)(c)	5,682	6,043,681
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.700%)(b)(c)	2,420	2,463,382
5.90%, 07/10/34, (5-year CMT + 1.500%)(a)(b)(c)	1,425	1,479,682
ANZ New Zealand International Ltd./London
2.55%, 02/13/30(b)	5,100	4,756,608
3.45%, 07/17/27(a)(b)	2,113	2,088,003
3.45%, 01/21/28(a)(b)	2,840	2,802,175
5.36%, 08/14/28(a)(b)	5,690	5,893,077
ASB Bank Ltd.
1.63%, 10/22/26(b)	1,935	1,881,876
5.28%, 06/17/32, (5-year CMT + 2.250%)(a)(b)(c)	1,120	1,132,882
5.40%, 11/29/27(a)(b)	3,670	3,765,964
Australia & New Zealand Banking Group Ltd., 5.73%, 09/18/34, (5-year CMT + 1.618%)(a)(b)(c)	6,090	6,307,452
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27(a)	4,310	4,309,449
4.42%, 12/16/26	2,885	2,901,421
4.62%, 12/16/29(a)	5,415	5,542,258
4.75%, 01/18/27	5,987	6,049,746
4.90%, 07/16/27	4,120	4,195,553
Australia & New Zealand Banking Group Ltd/New York NY, Series A, 4.36%, 06/18/28(a)	2,770	2,803,752
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	5,627	5,820,232
6.14%, 09/14/28, (1-year CMT + 2.700%)(a)(c)	4,262	4,412,370
Banco de Credito del Peru SA
3.25%, 09/30/31, (5-year CMT + 2.450%)(b)(c)	150	146,762
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.80%, 03/10/35, (5-year CMT + 2.244%)(b)(c)	$2,970	$3,029,400
5.85%, 01/11/29(a)(b)	1,200	1,250,600
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	1,935	1,903,554
Banco General SA, 4.13%, 08/07/27(b)	1,935	1,915,650
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(a)(b)	2,690	2,676,966
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(b)	310	305,415
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(b)	2,415	2,484,310
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(c)	8,126	7,905,019
3.31%, 06/27/29	5,700	5,506,577
3.49%, 05/28/30	5,600	5,380,735
3.80%, 02/23/28	5,740	5,681,312
4.18%, 03/24/28, (1-year CMT + 2.000%)(c)	8,545	8,531,205
4.25%, 04/11/27(a)	5,195	5,199,206
4.38%, 04/12/28	6,660	6,688,242
5.29%, 08/18/27	10,010	10,194,123
5.37%, 07/15/28, (1-year CMT + 0.950%)(c)	8,240	8,406,734
5.54%, 03/14/30, (1-year CMT + 1.450%)(c)	7,030	7,297,266
5.55%, 03/14/28, (1-year CMT + 1.250%)(c)	5,895	5,999,678
5.57%, 01/17/30	5,770	6,019,436
5.59%, 08/08/28	8,695	9,040,610
6.53%, 11/07/27, (1-year CMT + 1.650%)(c)	5,725	5,866,750
6.61%, 11/07/28(a)	7,040	7,534,081
Bangkok Bank PCL/Hong Kong
4.30%, 06/15/27(b)	2,344	2,342,636
4.45%, 09/19/28(b)	695	697,320
5.30%, 09/21/28(b)	2,761	2,832,476
9.03%, 03/15/29(a)(b)	991	1,123,289
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	16,560	14,721,788
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	17,036	16,096,565
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(c)	19,020	17,567,682
2.55%, 02/04/28, (1-day SOFR + 1.050%)(c)	12,423	12,139,399
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	18,495	17,103,647
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(c)	11,770	11,132,913
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(c)	13,854	13,305,481
3.25%, 10/21/27(a)	14,456	14,242,159
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(c)	34,152	33,560,782
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(c)	11,732	11,605,022
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(c)	11,964	11,865,540
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(c)	15,305	15,216,572
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(c)	14,133	14,048,313
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(c)	17,070	16,928,023
4.25%, 10/22/26	11,877	11,883,339
Security	Par (000)	Value
Banks (continued)
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(c)	$17,280	$17,322,864
4.38%, 04/27/28, (1-day SOFR + 1.580%)(c)	13,557	13,586,683
4.62%, 05/09/29, (1-day SOFR + 1.110%)(c)	12,895	13,040,455
4.95%, 07/22/28, (1-day SOFR + 2.040%)(c)	17,671	17,904,173
4.98%, 01/24/29, (1-day SOFR + 0.830%)(c)	14,510	14,768,269
5.16%, 01/24/31, (1-day SOFR + 1.000%)(a)(c)	15,275	15,765,068
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	20,015	20,522,703
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	15,530	16,233,596
5.93%, 09/15/27, (1-day SOFR + 1.340%)(c)	9,080	9,226,555
6.20%, 11/10/28, (1-day SOFR + 1.990%)(c)	11,709	12,202,796
6.22%, 09/15/26	3,134	3,195,736
Series L, 4.18%, 11/25/27	11,556	11,548,312
Bank of Ireland Group PLC
2.03%, 09/30/27, (1-year CMT + 1.100%)(b)(c)	2,495	2,429,592
5.60%, 03/20/30, (1-day SOFR +1.620%)(b)(c)	5,482	5,693,636
Bank of Montreal
1.25%, 09/15/26(a)	8,931	8,672,250
2.65%, 03/08/27(a)	9,012	8,836,227
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(c)	6,725	6,591,414
4.64%, 09/10/30, (1-day SOFR + 1.250%)(c)	5,437	5,511,476
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(a)(c)	4,725	4,819,723
5.20%, 02/01/28(a)	7,233	7,422,787
5.27%, 12/11/26	7,812	7,919,544
5.37%, 06/04/27(a)	5,060	5,172,930
5.72%, 09/25/28	6,197	6,474,270
7.70%, 05/26/84, (5-year CMT + 3.452%)(c)	5,430	5,661,541
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(c)	6,760	6,776,465
Series H, 4.70%, 09/14/27	6,253	6,324,623
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26(a)	4,366	4,225,634
1.65%, 07/14/28(a)	3,043	2,866,434
2.05%, 01/26/27(a)	7,007	6,828,354
3.00%, 10/30/28	3,710	3,588,837
3.25%, 05/16/27	4,760	4,709,470
3.30%, 08/23/29	2,015	1,951,434
3.40%, 01/29/28	4,505	4,452,867
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(c)	6,761	6,704,158
3.85%, 04/28/28	5,372	5,380,371
3.85%, 04/26/29(a)	2,905	2,893,558
3.99%, 06/13/28, (1-day SOFR + 1.151%)(c)	3,298	3,296,466
4.44%, 06/09/28, (1-day SOFR + 0.680%)(c)	3,920	3,944,951
4.54%, 02/01/29, (1-day SOFR + 1.169%)(c)	4,548	4,602,253
4.60%, 07/26/30, (1-day SOFR + 1.755%)(c)	3,790	3,856,811
4.73%, 04/20/29, (1-day SOFR + 1.135%)(c)	3,470	3,527,235
4.89%, 07/21/28, (1-day SOFR + 0.840%)(c)	3,790	3,850,367
4.94%, 02/11/31, (1-day SOFR + 0.887%)(c)	7,940	8,158,755
4.98%, 03/14/30, (1-day SOFR + 1.085%)(c)	3,385	3,478,911
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(c)	6,315	6,541,166
6.32%, 10/25/29, (1-day SOFR + 1.598%)(c)	5,945	6,334,444
Series J, 1.90%, 01/25/29	2,960	2,766,254
Bank of New Zealand
2.29%, 01/27/27(b)	996	972,026

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.85%, 02/07/28(a)(b)	$4,613	$4,694,266
5.08%, 01/30/29(b)	4,277	4,402,889
5.70%, 01/28/35, (5-year CMT + 1.300%)(a)(b)(c)	3,335	3,440,499
Bank of Nova Scotia (The)
1.30%, 09/15/26(a)	3,981	3,867,884
1.95%, 02/02/27(a)	4,334	4,218,596
2.95%, 03/11/27	3,884	3,822,567
4.40%, 09/08/28, (1-day SOFR + 1.000%)(a)(c)	6,439	6,471,143
4.85%, 02/01/30	7,495	7,670,884
4.93%, 02/14/29, (1-day SOFR + 0.890%)(c)	7,250	7,373,927
5.13%, 02/14/31, (1-day SOFR + 1.070%)(c)	5,985	6,156,831
5.25%, 06/12/28	3,850	3,973,127
5.35%, 12/07/26	5,982	6,065,927
5.40%, 06/04/27(a)	4,490	4,595,328
5.45%, 08/01/29(a)	3,985	4,156,094
7.35%, 04/27/85, (5-year CMT + 2.903%)(c)	5,535	5,689,443
8.00%, 01/27/84, (5-year CMT + 4.017%)(a)(c)	4,200	4,475,352
8.63%, 10/27/82, (5-year CMT + 4.389%)(c)	4,230	4,480,061
Series 2, 3.63%, 10/27/81, (5-year CMT + 2.613%)(c)	3,366	3,174,775
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)(c)	1,305	1,187,550
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(a)(b)	3,657	3,554,567
4.59%, 10/16/28(b)	2,800	2,825,399
4.75%, 07/13/27(a)(b)	4,880	4,932,342
5.09%, 01/23/27(a)(b)	3,135	3,170,276
5.19%, 02/16/28(b)	4,150	4,242,318
5.54%, 01/22/30(a)(b)	5,735	5,977,353
5.79%, 07/13/28(a)(b)	4,277	4,453,333
Barclays Bank PLC
4.40%, 06/15/27	370	371,823
4.40%, 06/16/27(b)	190	190,935
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(c)	10,052	9,805,758
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)(c)	5,875	5,388,802
4.34%, 01/10/28	6,100	6,102,991
4.48%, 11/11/29, (1-day SOFR + 1.080%)(c)	6,400	6,411,459
4.84%, 05/09/28(a)	11,225	11,280,434
4.84%, 09/10/28, (1-day SOFR + 1.340%)(c)	5,780	5,841,396
4.94%, 09/10/30, (1-day SOFR + 1.560%)(c)	8,732	8,872,008
4.97%, 05/16/29(c)	10,155	10,306,234
5.09%, 02/25/29, (1-day SOFR + 0.960%)(c)	6,940	7,052,789
5.09%, 06/20/30(a)(c)	8,690	8,813,617
5.37%, 02/25/31, (1-day SOFR + 1.230%)(c)	10,200	10,520,399
5.50%, 08/09/28, (1-year CMT + 2.650%)(c)	10,550	10,780,897
5.67%, 03/12/28, (1-day SOFR +1.490%)(c)	7,155	7,291,116
5.69%, 03/12/30, (1-day SOFR + 1.740%)(c)	11,670	12,142,964
6.49%, 09/13/29, (1-day SOFR + 2.220%)(c)	7,465	7,912,854
6.50%, 09/13/27, (1-day SOFR + 1.880%)(c)	7,780	7,941,527
7.39%, 11/02/28, (1-year CMT + 3.300%)(c)	8,811	9,365,645
BBVA Bancomer SA/Texas, 5.25%, 09/10/29(a)(b)	3,395	3,482,930
BNP Paribas SA
1.90%, 09/30/28, (1-day SOFR + 1.609%)(b)(c)	7,905	7,508,602
Security	Par (000)	Value
Banks (continued)
2.16%, 09/15/29, (1-day SOFR + 1.218%)(b)(c)	$8,365	$7,827,819
2.59%, 01/20/28, (1-day SOFR + 1.228%)(a)(b)(c)	9,165	8,943,456
2.59%, 08/12/35, (5-year CMT + 2.050%)(b)(c)	5,000	4,472,461
3.05%, 01/13/31, (1-day SOFR + 1.507%)(b)(c)	12,187	11,432,581
3.50%, 11/16/27(b)	8,330	8,183,018
4.38%, 03/01/33, (5-year USD Swap + 1.483%)(a)(b)(c)	7,910	7,808,884
4.40%, 08/14/28(b)	12,420	12,444,585
4.63%, 03/13/27(a)(b)	8,273	8,287,267
4.79%, 05/09/29, (1-day SOFR + 1.450%)(b)(c)	6,635	6,697,179
5.09%, 05/09/31, (1-day SOFR + 1.678%)(b)(c)	8,160	8,289,519
5.13%, 01/13/29, (1-year CMT + 1.450%)(b)(c)	11,805	12,028,395
5.18%, 01/09/30, (1-day SOFR + 1.520%)(b)(c)	10,039	10,287,374
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.829%)(a)(b)(c)	5,015	5,117,511
5.28%, 11/19/30, (1-day SOFR + 1.280%)(b)(c)	10,420	10,673,511
5.34%, 06/12/29, (1-year CMT + 1.500%)(b)(c)	8,390	8,611,729
5.50%, 05/20/30, (1-day SOFR + 1.590%)(b)(c)	9,980	10,304,719
BPCE SA
2.05%, 10/19/27, (1-day SOFR + 1.087%)(a)(b)(c)	5,542	5,391,139
2.70%, 10/01/29(a)(b)	2,705	2,533,586
3.25%, 01/11/28(a)(b)	4,755	4,650,530
3.38%, 12/02/26	3,105	3,077,021
3.50%, 10/23/27(a)(b)	7,170	7,034,584
4.63%, 09/12/28(a)(b)	5,035	5,061,521
4.75%, 07/19/27(a)(b)	3,730	3,770,832
5.13%, 01/18/28(a)(b)	3,303	3,368,330
5.20%, 01/18/27(a)(b)	3,965	4,017,037
5.28%, 05/30/29(a)(b)	3,365	3,463,135
5.39%, 05/28/31, (1-day SOFR + 1.581%)(a)(b)(c)	6,225	6,374,191
5.72%, 01/18/30, (1-year CMT + 1.959%)(b)(c)	5,655	5,843,093
5.88%, 01/14/31, (1-day SOFR + 1.680%)(a)(b)(c)	7,775	8,101,137
6.61%, 10/19/27, (1-day SOFR + 1.980%)(b)(c)	5,957	6,095,603
6.71%, 10/19/29, (1-day SOFR + 2.270%)(a)(b)(c)	7,215	7,658,406
CaixaBank SA
4.63%, 07/03/29, (1-day SOFR + 1.140%)(b)(c)	5,025	5,061,742
4.89%, 07/03/31, (1-day SOFR + 1.360%)(b)(c)	5,475	5,538,028
5.67%, 03/15/30, (1-day SOFR Index + 1.780%)(a)(b)(c)	5,670	5,894,282
6.21%, 01/18/29, (1-day SOFR + 2.700%)(b)(c)	7,369	7,671,865
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.68%, 09/13/27, (1-day SOFR + 2.080%)(b)(c)	$3,507	$3,585,176
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	5,857	5,806,641
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)(c)	5,685	5,697,215
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)(c)	4,510	4,562,590
4.86%, 01/13/28, (1-day SOFR + 0.720%)(c)	5,760	5,808,489
4.86%, 03/30/29, (1-day SOFR + 1.030%)(c)	8,400	8,522,849
5.00%, 04/28/28	6,392	6,540,930
5.24%, 06/28/27	7,405	7,551,317
5.25%, 01/13/31, (1-day SOFR + 1.105%)(c)	5,360	5,533,013
5.26%, 04/08/29(a)	6,535	6,764,224
5.93%, 10/02/26	4,425	4,506,495
5.99%, 10/03/28	3,850	4,054,007
6.95%, 01/28/85, (5-year CMT + 2.833%)(c)	2,515	2,529,582
Capital One NA
2.70%, 02/06/30	2,280	2,135,549
4.65%, 09/13/28	5,122	5,185,179
CIMB Bank Bhd, 2.13%, 07/20/27(a)(b)	5,370	5,174,032
Citibank NA
4.58%, 05/29/27	13,535	13,643,791
4.84%, 08/06/29(a)	8,619	8,834,704
4.88%, 11/19/27, (1-day SOFR + 0.712%)(c)	13,089	13,187,845
4.91%, 05/29/30	15,380	15,782,915
5.49%, 12/04/26	11,485	11,667,236
5.80%, 09/29/28(a)	14,330	15,019,705
Citigroup Inc.
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	16,880	15,496,029
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	14,090	13,068,854
2.98%, 11/05/30, (1-day SOFR + 1.422%)(c)	14,334	13,545,654
3.07%, 02/24/28, (1-day SOFR + 1.280%)(c)	14,414	14,158,169
3.20%, 10/21/26	17,557	17,359,110
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(c)	12,789	12,595,707
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(c)	14,295	14,136,197
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(c)	16,102	16,004,623
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(c)	14,075	13,898,995
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)(c)	11,430	11,389,352
4.13%, 07/25/28	10,804	10,790,833
4.30%, 11/20/26	5,641	5,641,965
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)(c)	23,467	23,414,824
4.45%, 09/29/27	21,478	21,536,578
4.54%, 09/19/30, (1-day SOFR + 1.338%)(c)	18,560	18,644,094
4.64%, 05/07/28, (1-day SOFR + 1.143%)(c)	13,430	13,504,703
4.66%, 05/24/28, (1-day SOFR + 1.887%)(c)	8,915	8,970,008
4.79%, 03/04/29, (1-day SOFR + 0.870%)(c)	12,635	12,800,271
4.95%, 05/07/31, (1-day SOFR + 1.463%)(c)	11,175	11,384,950
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	16,930	17,373,135
5.59%, 11/19/34, (5-year CMT + 1.280%)(c)	7,465	7,628,372
6.63%, 01/15/28(a)	3,185	3,373,945
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(c)	3,088	3,103,581
Citizens Financial Group Inc.
2.50%, 02/06/30	2,220	2,036,055
Security	Par (000)	Value
Banks (continued)
3.25%, 04/30/30	$4,040	$3,820,341
5.25%, 03/05/31, (1-day SOFR + 1.259%)(c)	4,680	4,784,750
5.84%, 01/23/30, (1-day SOFR + 2.010%)(a)(c)	7,115	7,399,909
CoBank ACB
7.13%, (5-year CMT + 2.818%)(c)(d)	1,200	1,229,586
7.25%, (5-year CMT + 2.880%)(c)(d)	525	539,380
Comerica Inc.
4.00%, 02/01/29(a)	2,789	2,749,618
5.98%, 01/30/30, (1-day SOFR + 2.155%)(c)	5,885	6,105,457
Commonwealth Bank of Australia
2.55%, 03/14/27(a)(b)	4,572	4,476,964
2.63%, 09/06/26(a)(b)	4,657	4,593,532
3.15%, 09/19/27(a)(b)	3,955	3,893,552
3.61%, 09/12/34, (5-year CMT + 2.050%)(a)(b)(c)	5,370	5,161,883
3.90%, 03/16/28(a)(b)	5,735	5,737,397
4.61%, 03/14/30(a)(b)	4,755	4,869,616
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	4,145	4,193,400
4.58%, 11/27/26	7,125	7,177,235
Cooperatieve Rabobank UA
1.98%, 12/15/27, (1-year CMT + 0.730%)(a)(b)(c)	6,982	6,779,326
3.65%, 04/06/28, (1-year CMT + 1.220%)(a)(b)(c)	7,234	7,168,720
4.66%, 08/22/28, (1-year CMT + 1.750%)(b)(c)	7,489	7,544,398
4.99%, 05/27/31, (1-year CMT + 0.920%)(b)(c)	5,145	5,251,812
5.45%, 03/05/30, (1-year CMT + 1.120%)(a)(b)(c)	4,185	4,347,026
5.56%, 02/28/29, (1-year CMT + 1.400%)(b)(c)	5,690	5,875,425
Cooperatieve Rabobank UA/NY
4.37%, 05/27/27	3,300	3,324,448
4.49%, 10/17/29(a)	4,010	4,072,493
4.80%, 01/09/29	2,835	2,899,818
4.88%, 01/21/28	3,615	3,693,179
5.04%, 03/05/27	3,552	3,606,581
5.50%, 10/05/26	3,670	3,728,485
Credit Agricole SA
2.02%, 01/11/27(a)(b)	4,407	4,281,703
3.25%, 01/14/30(b)	6,677	6,290,064
4.00%, 01/10/33, (5-year USD Swap + 1.644%)(a)(b)(c)	7,038	6,906,220
4.63%, 09/11/28, (1-day SOFR + 1.210%)(b)(c)	6,349	6,378,419
5.13%, 03/11/27(a)(b)	5,053	5,132,775
5.22%, 05/27/31, (1-day SOFR + 1.460%)(b)(c)	10,910	11,159,586
5.23%, 01/09/29, (1-day SOFR + 1.130%)(b)(c)	6,540	6,653,636
5.30%, 07/12/28(a)(b)	6,865	7,077,326
5.34%, 01/10/30, (1-day SOFR + 1.690%)(a)(b)(c)	5,395	5,546,940
6.32%, 10/03/29, (1-day SOFR + 1.860%)(b)(c)	9,955	10,501,670
Credit Agricole SA/London, 4.13%, 01/10/27(a)(b)	5,077	5,065,159

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Danske Bank A/S
1.55%, 09/10/27, (1-year CMT + 0.730%)(b)(c)	$4,849	$4,710,122
4.30%, 04/01/28, (1-year CMT + 1.750%)(a)(b)(c)	8,621	8,623,030
4.38%, 06/12/28(a)(b)	2,793	2,803,231
4.61%, 10/02/30, (1-year CMT + 1.100%)(b)(c)	6,195	6,237,801
5.43%, 03/01/28, (1-year CMT + 0.950%)(b)(c)	6,289	6,395,367
5.71%, 03/01/30, (1-year CMT + 1.400%)(b)(c)	7,062	7,369,838
Danske Bank AS, 5.02%, 03/04/31, (1-year CMT + 0.930%)(b)(c)	4,535	4,625,261
DBS Group Holdings Ltd.
1.19%, 03/15/27(a)(b)	2,682	2,573,558
4.40%, 03/21/28(a)(b)	565	572,894
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.219%)(c)	9,866	9,623,719
2.55%, 01/07/28, (1-day SOFR + 1.318%)(c)	6,773	6,614,411
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(c)	5,675	5,656,078
4.95%, 08/04/31, (1-day SOFR + 1.300%)(c)	8,810	8,882,438
5.00%, 09/11/30, (1-day SOFR + 1.700%)(c)	7,455	7,575,616
5.30%, 05/09/31, (1-day SOFR + 1.720%)(c)	7,795	7,986,510
5.37%, 09/09/27(a)	2,255	2,308,106
5.41%, 05/10/29(a)	5,597	5,824,644
5.71%, 02/08/28, (1-day SOFR + 1.594%)(a)(c)	5,065	5,159,189
5.88%, 07/08/31, (1-day SOFR + 5.438%)(c)	1,015	1,049,990
6.72%, 01/18/29, (1-day SOFR + 3.180%)(c)	8,667	9,119,058
6.82%, 11/20/29, (1-day SOFR + 2.510%)(c)	8,540	9,151,172
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.210%)(c)	7,160	7,321,758
DNB Bank ASA
1.61%, 03/30/28, (1-year CMT + 0.680%)(a)(b)(c)	3,050	2,928,384
4.85%, 11/05/30, (1-day SOFR + 1.050%)(b)(c)	8,692	8,875,019
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(a)(b)	1,878	1,895,122
4.57%, 08/26/30(b)	1,460	1,467,718
5.25%, 04/26/29(a)(b)	5,600	5,793,535
5.70%, 03/14/28(a)(b)	4,224	4,384,226
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)(c)	11,580	11,233,397
2.55%, 05/05/27	3,329	3,245,766
3.95%, 03/14/28	3,575	3,558,209
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)(c)	1,755	1,749,686
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(c)	5,685	5,754,188
4.90%, 09/06/30, (1-day SOFR + 1.486%)(c)	4,315	4,389,424
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	7,127	7,522,711
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(a)(c)	5,606	5,854,890
Fifth Third Bank NA
2.25%, 02/01/27	2,367	2,304,647
4.97%, 01/28/28, (1-day SOFR + 0.810%)(a)(c)	3,415	3,451,059
Security	Par (000)	Value
Banks (continued)
First Citizens BancShares Inc./NC, 5.23%, 03/12/31, (1-day SOFR + 1.410%)(c)	$3,380	$3,428,645
First Horizon Bank, 5.75%, 05/01/30	2,000	2,057,703
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.766%)(c)	2,400	2,471,699
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	2,158	2,240,799
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.930%)(c)	3,004	3,060,327
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(c)	15,799	15,349,525
1.95%, 10/21/27, (1-day SOFR + 0.913%)(c)	23,338	22,724,371
2.60%, 02/07/30	11,147	10,424,517
2.64%, 02/24/28, (1-day SOFR + 1.114%)(c)	17,359	16,950,534
3.50%, 11/16/26	15,762	15,631,775
3.62%, 03/15/28, (1-day SOFR + 1.846%)(c)	19,526	19,325,005
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(c)	14,694	14,558,715
3.80%, 03/15/30(a)	15,140	14,877,475
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(c)	13,840	13,696,647
3.85%, 01/26/27	14,188	14,122,025
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(c)	20,003	20,017,103
4.48%, 08/23/28, (1-day SOFR + 1.725%)(c)	14,625	14,689,525
4.69%, 10/23/30, (1-day SOFR + 1.135%)(c)	12,535	12,672,764
4.94%, 04/23/28, (1-day SOFR + 1.319%)(c)	14,920	15,076,392
5.05%, 07/23/30, (1-day SOFR + 1.210%)(c)	14,219	14,557,020
5.21%, 01/28/31, (1-day SOFR + 1.078%)(c)	12,945	13,338,729
5.22%, 04/23/31, (1-day SOFR + 1.580%)(c)	17,045	17,597,874
5.73%, 04/25/30, (1-day SOFR +1.265%)(c)	14,167	14,836,471
5.95%, 01/15/27	4,383	4,490,958
6.48%, 10/24/29, (1-day SOFR + 1.770%)(c)	15,295	16,276,174
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.732%)(c)	11,590	11,065,842
2.21%, 08/17/29, (1-day SOFR + 1.285%)(c)	11,593	10,921,274
2.25%, 11/22/27, (1-day SOFR + 1.100%)(a)(c)	5,892	5,745,733
2.85%, 06/04/31, (1-day SOFR + 2.387%)(c)	8,675	8,049,848
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(c)	16,651	16,387,084
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(c)	14,465	14,411,110
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)(c)	17,175	17,296,265
4.76%, 06/09/28, (1-day SOFR + 2.110%)(c)	13,281	13,379,655
4.90%, 03/03/29, (1-day SOFR + 1.030%)(c)	8,800	8,926,142
4.95%, 03/31/30	12,995	13,323,126
5.13%, 11/19/28, (1-day SOFR + 1.040%)(a)(c)	8,810	8,953,981
5.13%, 03/03/31, (1-day SOFR + 1.290%)(c)	11,885	12,174,864
5.21%, 08/11/28, (1-day SOFR + 2.610%)(c)	13,189	13,399,004
5.24%, 05/13/31, (1-day SOFR + 1.570%)(c)	13,130	13,497,204
5.29%, 11/19/30, (1-day SOFR + 1.290%)(c)	15,130	15,602,146
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	8,750	9,085,799
5.60%, 05/17/28, (1-day SOFR + 1.060%)(c)	10,809	11,035,749
6.16%, 03/09/29, (1-day SOFR + 1.970%)(c)	11,575	12,076,023
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)(c)	12,444	13,226,133
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC USA Inc.
4.65%, 06/03/28(a)	$4,595	$4,660,170
5.29%, 03/04/27(a)	6,165	6,274,950
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	1,721	1,593,240
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)(c)	4,069	4,080,600
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)(c)	8,935	9,211,541
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	7,002	7,379,010
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(c)	3,450	3,467,813
4.87%, 04/12/28, (1-day SOFR + 0.720%)(c)	4,750	4,794,338
5.65%, 01/10/30(a)	5,670	5,939,059
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(b)	335	330,882
Independent Bank Corp., 7.25%, 04/01/35, (3-mo. CME Term SOFR + 3.530%)(c)	1,610	1,650,321
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	8,064	7,974,252
ING Groep NV
3.95%, 03/29/27	8,819	8,786,327
4.02%, 03/28/28, (1-day SOFR + 1.830%)(c)	6,265	6,242,251
4.05%, 04/09/29	5,438	5,396,425
4.55%, 10/02/28	7,127	7,201,350
4.86%, 03/25/29, (1-day SOFR + 1.010%)(c)	5,860	5,943,423
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(c)	6,295	6,445,327
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)(c)	8,610	8,886,945
6.08%, 09/11/27, (1-day SOFR + 1.560%)(c)	6,800	6,914,377
Intercorp Peru Ltd., 3.88%, 08/15/29(a)(b)	1,360	1,310,401
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	953	944,980
3.88%, 01/12/28(a)(b)	2,122	2,092,286
Series NR, 4.00%, 09/23/29(b)	2,000	1,959,000
JPMorgan Chase & Co.
1.05%, 06/23/27(a)	30	28,857
1.47%, 09/22/27, (1-day SOFR + 0.765%)(c)	16,748	16,262,275
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	11,364	10,749,625
2.18%, 06/01/28, (1-day SOFR + 1.890%)(c)	9,326	9,017,155
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	16,420	15,172,291
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(c)	20,785	19,576,738
2.95%, 10/01/26	18,670	18,458,520
2.95%, 02/24/28, (1-day SOFR + 1.170%)(c)	10,552	10,359,437
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(c)	12,185	11,375,298
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(c)	13,025	12,833,748
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(c)	15,417	15,250,085
3.63%, 12/01/27	6,250	6,192,473
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(c)	14,200	13,921,311
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(c)	17,167	17,065,953
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(c)	12,550	12,501,328
4.13%, 12/15/26	12,839	12,842,655
Security	Par (000)	Value
Banks (continued)
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(c)	$14,317	$14,329,668
4.25%, 10/01/27	8,900	8,952,171
4.32%, 04/26/28, (1-day SOFR + 1.560%)(c)	17,927	17,948,374
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(c)	14,111	14,221,941
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(c)	17,842	17,973,542
4.51%, 10/22/28, (1-day SOFR + 0.860%)(c)	11,570	11,647,031
4.57%, 06/14/30, (1-day SOFR + 1.750%)(c)	11,605	11,732,818
4.60%, 10/22/30, (1-day SOFR + 1.040%)(c)	14,140	14,294,285
4.85%, 07/25/28, (1-day SOFR + 1.990%)(c)	20,566	20,820,539
4.92%, 01/24/29, (1-day SOFR + 0.800%)(c)	11,550	11,755,779
4.98%, 07/22/28, (1-day SOFR + 0.930%)(c)	12,205	12,380,134
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	15,693	16,095,004
5.01%, 01/23/30, (1-day SOFR + 1.310%)(c)	14,383	14,732,350
5.04%, 01/23/28, (1-day SOFR + 1.190%)(c)	13,635	13,777,558
5.10%, 04/22/31, (1-day SOFR + 1.435%)(a)(c)	15,320	15,805,517
5.14%, 01/24/31, (1-day SOFR + 1.010%)(a)(c)	15,532	16,006,156
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	14,087	14,510,604
5.57%, 04/22/28, (1-day SOFR + 0.930%)(c)	14,948	15,267,633
5.58%, 04/22/30, (1-day SOFR +1.160%)(c)	15,554	16,238,373
6.07%, 10/22/27, (1-day SOFR + 1.330%)(c)	11,730	11,960,475
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	12,857	13,563,394
7.63%, 10/15/26	6,812	7,074,537
8.00%, 04/29/27	3,127	3,322,967
JPMorgan Chase Bank NA, 5.11%, 12/08/26	18,155	18,389,024
KBC Group NV
4.93%, 10/16/30, (1-year CMT + 1.070%)(b)(c)	7,720	7,858,009
5.80%, 01/19/29, (1-year CMT + 2.100%)(b)(c)	5,670	5,860,074
KEB Hana Bank
1.25%, 12/16/26(b)	2,335	2,251,195
3.25%, 03/30/27(b)	2,635	2,601,534
3.50%, (5-year CMT + 2.409%)(b)(c)(d)	1,160	1,138,970
5.38%, 04/23/27(b)	990	1,010,083
5.38%, 04/23/29(a)(b)	1,025	1,066,799
5.75%, 10/24/28(a)(b)	580	608,167
KeyBank NA/Cleveland OH
3.90%, 04/13/29	1,995	1,946,972
5.85%, 11/15/27	5,518	5,691,586
6.95%, 02/01/28	1,880	1,983,784
KeyCorp
2.25%, 04/06/27	4,083	3,955,430
2.55%, 10/01/29(a)	4,451	4,163,016
4.10%, 04/30/28	4,110	4,103,376
5.12%, 04/04/31, (1-day SOFR Index + 1.227%)(a)(c)	4,740	4,848,740
Kookmin Bank
2.38%, 02/15/27(a)(b)	605	590,464
4.38%, 05/08/28(b)	400	402,854
4.63%, 04/21/28(a)(b)	3,008	3,047,401
4.63%, 05/08/30(b)	330	336,813
5.25%, 05/08/29(b)	295	306,300
5.38%, 05/08/27(a)(b)	990	1,010,450
Lloyds Banking Group PLC
3.57%, 11/07/28(c)	10,067	9,916,730
3.75%, 01/11/27	6,517	6,482,785

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.75%, 03/18/28, (1-year CMT + 1.800%)(c)	$5,330	$5,284,972
4.38%, 03/22/28	8,982	9,019,399
4.55%, 08/16/28	7,560	7,636,175
4.82%, 06/13/29, (1-year CMT + 0.830%)(c)	5,235	5,309,035
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)(c)	7,180	7,300,051
5.46%, 01/05/28, (1-year CMT + 1.375%)(a)(c)	7,619	7,727,833
5.72%, 06/05/30, (1-year CMT + 1.070%)(c)	8,245	8,624,973
5.87%, 03/06/29, (1-year CMT + 1.700%)(c)	7,345	7,626,810
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(c)	3,165	3,177,893
4.83%, 01/16/29, (1-day SOFR + 0.930%)(c)	2,450	2,477,750
5.18%, 07/08/31, (1-day SOFR + 1.400%)(c)	2,890	2,956,936
5.40%, 07/30/35, (5-year CMT + 1.430%)(c)	3,900	3,932,671
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)(c)	5,672	6,175,553
Macquarie Bank Ltd.
3.62%, 06/03/30(b)	4,105	3,912,087
4.33%, 06/12/28(a)(b)	4,540	4,580,451
5.27%, 07/02/27(a)(b)	4,820	4,932,951
5.39%, 12/07/26(a)(b)	4,212	4,290,603
Macquarie Group Ltd.
1.63%, 09/23/27, (1-day SOFR + 0.910%)(a)(b)(c)	4,580	4,448,434
1.94%, 04/14/28, (1-day SOFR + 0.995%)(b)(c)	2,748	2,646,672
3.76%, 11/28/28, (3-mo. CME Term SOFR + 1.634%)(a)(b)(c)	4,705	4,641,911
4.10%, 06/21/28, (1-day SOFR + 2.125%)(a)(b)(c)	3,045	3,030,609
4.65%, 03/27/29, (3-mo. CME Term SOFR + 1.989%)(a)(b)(c)	2,025	2,042,074
5.03%, 01/15/30, (3-mo. CME Term SOFR + 2.012%)(a)(b)(c)	4,756	4,855,445
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	2,280	2,240,135
4.70%, 01/27/28	6,833	6,918,302
4.76%, 07/06/28, (1-day SOFR + 0.950%)(a)(c)	3,500	3,527,355
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27, (1-year CMT + 0.670%)(c)	7,398	7,186,036
2.05%, 07/17/30	8,115	7,303,624
2.34%, 01/19/28, (1-year CMT + 0.830%)(c)	7,350	7,158,425
2.56%, 02/25/30	6,501	6,053,225
2.76%, 09/13/26	4,986	4,912,852
3.20%, 07/18/29	10,205	9,821,805
3.29%, 07/25/27	6,170	6,087,652
3.68%, 02/22/27(a)	4,827	4,801,045
3.74%, 03/07/29	8,745	8,646,628
3.96%, 03/02/28(a)	7,303	7,288,789
4.05%, 09/11/28(a)	4,725	4,731,689
4.08%, 04/19/28, (1-year CMT + 1.300%)(c)	4,862	4,848,765
5.02%, 07/20/28, (1-year CMT + 1.950%)(c)	7,325	7,439,028
5.16%, 04/24/31, (1-year CMT + 1.170%)(c)	5,720	5,899,069
5.20%, 01/16/31, (1-year CMT + 0.780%)(c)	6,165	6,361,530
5.24%, 04/19/29, (1-year CMT + 1.700%)(c)	4,147	4,255,389
5.26%, 04/17/30, (1-year CMT + 0.820%)(c)	5,095	5,257,593
5.35%, 09/13/28, (1-year CMT + 1.900%)(c)	6,715	6,868,764
5.42%, 02/22/29, (1-year CMT + 1.380%)(c)	5,680	5,846,677
Security	Par (000)	Value
Banks (continued)
5.48%, 02/22/31, (1-year CMT + 1.530%)(c)	$2,700	$2,817,444
Mizuho Financial Group Inc.
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(c)	5,145	4,638,078
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(c)	2,760	2,544,600
2.84%, 09/13/26(a)	3,194	3,151,071
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(c)	2,655	2,509,828
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(c)	4,357	4,169,519
3.17%, 09/11/27(a)	5,930	5,825,938
3.26%, 05/22/30, (1-year CMT + 1.250%)(a)(c)	3,005	2,896,623
3.66%, 02/28/27(a)	1,510	1,501,329
4.02%, 03/05/28	6,765	6,757,879
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(c)	5,825	5,831,736
4.71%, 07/08/31, (1-year CMT + 0.920%)(c)	7,310	7,394,109
5.10%, 05/13/31, (1-year CMT + 0.820%)(c)	3,940	4,044,159
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	4,165	4,309,131
5.38%, 07/10/30, (1-year CMT + 1.080%)(c)	4,170	4,318,382
5.41%, 09/13/28, (1-year CMT + 2.050%)(a)(c)	4,950	5,062,240
5.67%, 05/27/29, (1-year CMT + 1.500%)(c)	5,370	5,573,416
5.74%, 05/27/31, (1-year CMT + 1.650%)(c)	4,245	4,474,083
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	9,400	9,791,714
Morgan Stanley
2.48%, 01/21/28, (1-day SOFR + 1.000%)(c)	12,838	12,531,514
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	21,415	19,958,351
3.59%, 07/22/28(c)	17,549	17,333,773
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	17,520	16,951,714
3.63%, 01/20/27	16,980	16,889,441
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(c)	16,965	16,795,576
3.95%, 04/23/27	11,305	11,264,665
4.21%, 04/20/28, (1-day SOFR + 1.610%)(c)	14,000	14,002,495
4.35%, 09/08/26	12,510	12,519,514
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(c)	17,170	17,245,481
4.65%, 10/18/30, (1-day SOFR + 1.100%)(c)	17,170	17,335,015
5.04%, 07/19/30, (1-day SOFR + 1.215%)(c)	12,655	12,963,844
5.12%, 02/01/29, (1-day SOFR + 1.730%)(c)	14,315	14,620,533
5.16%, 04/20/29, (1-day SOFR + 1.590%)(c)	15,653	16,003,056
5.17%, 01/16/30, (1-day SOFR + 1.450%)(c)	12,843	13,201,368
5.19%, 04/17/31, (1-day SOFR + 1.510%)(c)	13,995	14,425,695
5.23%, 01/15/31, (1-day SOFR + 1.108%)(c)	13,965	14,414,656
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	12,593	12,994,862
5.65%, 04/13/28, (1-day SOFR +1.010%)(c)	8,395	8,575,240
5.66%, 04/18/30, (1-day SOFR + 1.260%)(c)	14,125	14,750,695
6.30%, 10/18/28, (1-day SOFR + 2.240%)(c)	12,933	13,484,692
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	11,200	11,905,409
Series ., 4.99%, 04/12/29, (1-day SOFR + 1.380%)(a)(c)	11,330	11,540,456
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(c)	9,750	9,757,880
4.95%, 01/14/28, (1-day SOFR + 1.080%)(c)	8,807	8,888,431
4.97%, 07/14/28, (1-day SOFR + 0.930%)(c)	8,375	8,491,394
5.02%, 01/12/29, (1-day SOFR + 0.906%)(c)	10,850	11,035,893
5.50%, 05/26/28, (1-day SOFR + 0.865%)(c)	11,921	12,185,679
5.88%, 10/30/26	8,985	9,161,208
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Morgan Stanley Private Bank N.A.
4.47%, 07/06/28, (1-day SOFR + 0.770%)(c)	$12,335	$12,391,116
4.73%, 07/18/31, (1-day SOFR + 1.080%)(c)	17,770	18,019,629
National Australia Bank Ltd.
1.89%, 01/12/27(a)(b)	6,560	6,379,657
2.33%, 08/21/30(b)	5,000	4,498,148
3.50%, 01/10/27(a)(b)	3,459	3,439,829
3.93%, 08/02/34, (5-year CMT + 1.880%)(a)(b)(c)	8,645	8,407,179
National Australia Bank Ltd./New York
3.91%, 06/09/27(a)	6,876	6,874,157
4.31%, 06/13/28	5,460	5,511,439
4.50%, 10/26/27(a)	5,533	5,595,875
4.53%, 06/13/30(a)	5,335	5,428,235
4.79%, 01/10/29	5,317	5,447,265
4.90%, 06/13/28(a)	5,795	5,940,229
4.90%, 01/14/30(a)	4,187	4,328,004
4.94%, 01/12/28(a)	6,295	6,441,332
5.09%, 06/11/27	4,825	4,923,815
National Bank of Canada
4.50%, 10/10/29(a)	6,525	6,563,782
4.95%, 02/01/28, (1-day SOFR + 0.795%)(a)(c)	3,157	3,186,535
5.60%, 12/18/28(a)	5,680	5,912,375
National Securities Clearing Corp.
4.35%, 05/20/27(b)	3,925	3,953,535
4.70%, 05/20/30(a)(b)	2,655	2,714,209
4.90%, 06/26/29(a)(b)	3,885	3,988,314
5.00%, 05/30/28(b)	3,600	3,693,073
5.10%, 11/21/27(a)(b)	3,969	4,054,138
NatWest Group PLC
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)(c)	5,013	4,917,414
4.45%, 05/08/30(a)(c)	7,194	7,217,515
4.89%, 05/18/29(a)(c)	9,620	9,774,270
4.96%, 08/15/30, (1-year CMT + 1.220%)(a)(c)	6,910	7,054,319
5.08%, 01/27/30(a)(c)	10,015	10,234,042
5.12%, 05/23/31, (1-year CMT + 1.050%)(c)	7,215	7,390,866
5.52%, 09/30/28, (1-year CMT + 2.270%)(c)	5,725	5,865,809
5.58%, 03/01/28, (1-year CMT + 1.100%)(c)	5,805	5,912,906
5.81%, 09/13/29, (1-year CMT + 1.950%)(c)	7,277	7,601,710
6.48%, 06/01/34, (5-year CMT + 2.200%)(c)	5,395	5,666,430
NatWest Markets PLC
1.60%, 09/29/26(a)(b)	4,417	4,297,904
4.79%, 03/21/28(b)	4,245	4,322,855
5.02%, 03/21/30(b)	5,425	5,577,800
5.41%, 05/17/29(b)	5,600	5,811,876
5.42%, 05/17/27(b)	4,860	4,962,628
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.050%)(b)(c)	2,288	2,214,990
5.50%, 06/06/30, (1-day SOFR + 1.160%)(b)(c)	4,085	4,215,912
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.875%)(a)(b)(c)(d)	2,020	1,971,074
NongHyup Bank
4.25%, 07/06/27(b)	3,000	3,007,096
4.88%, 07/03/28(b)	4,200	4,285,026
Nordea Bank Abp
1.50%, 09/30/26(a)(b)	7,431	7,220,907
Security	Par (000)	Value
Banks (continued)
4.25%, 08/28/30(b)	$4,000	$4,005,135
4.38%, 03/17/28(b)	595	602,108
4.38%, 09/10/29(a)(b)	4,109	4,162,393
4.63%, 09/13/33, (5-year USD Swap + 1.690%)(a)(b)(c)	1,950	1,944,857
5.00%, 03/19/27(a)(b)	2,057	2,088,677
5.38%, 09/22/27(a)(b)	5,743	5,885,993
Norinchukin Bank (The)
1.28%, 09/22/26(a)(b)	5,955	5,762,175
4.87%, 09/14/27(a)(b)	2,825	2,848,016
5.09%, 10/16/29(a)(b)	3,015	3,078,577
5.43%, 03/09/28(a)(b)	3,775	3,864,104
Northern Trust Corp.
1.95%, 05/01/30	4,340	3,947,179
3.15%, 05/03/29(a)	2,875	2,790,614
3.38%, 05/08/32(a)(c)	1,387	1,355,961
3.65%, 08/03/28	2,750	2,730,577
4.00%, 05/10/27	4,877	4,878,953
PNC Bank N.A., 4.43%, 07/21/28, (1-day SOFR + 0.727%)(c)	6,550	6,574,693
PNC Bank NA
2.70%, 10/22/29	4,670	4,393,873
3.10%, 10/25/27	5,965	5,854,398
3.25%, 01/22/28	3,945	3,883,220
4.05%, 07/26/28	7,440	7,416,551
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30	12,032	11,240,638
3.15%, 05/19/27	4,888	4,815,046
3.45%, 04/23/29	8,165	7,990,499
4.90%, 05/13/31, (1-day SOFR + 1.333%)(c)	7,160	7,306,724
5.22%, 01/29/31, (1-day SOFR + 1.072%)(c)	6,105	6,308,711
5.30%, 01/21/28, (1-day SOFR + 1.342%)(c)	6,220	6,315,541
5.35%, 12/02/28, (1-day SOFR + 1.620%)(c)	5,595	5,739,115
5.49%, 05/14/30, (1-day SOFR + 1.198%)(c)	10,111	10,525,370
5.58%, 06/12/29, (1-day SOFR + 1.841%)(c)	14,713	15,262,657
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(c)	7,339	7,522,676
Regions Financial Corp.
1.80%, 08/12/28(a)	3,715	3,472,385
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)(c)	4,142	4,311,400
Rheinland-Pfalz Bank, 6.88%, 02/23/28(a)(b)(e)	20	21,130
Royal Bank of Canada
1.40%, 11/02/26	4,915	4,766,228
2.05%, 01/21/27	3,460	3,367,148
3.63%, 05/04/27	6,995	6,952,996
4.24%, 08/03/27	7,243	7,277,837
4.50%, 08/06/29, (1-day SOFR + 0.890%)(c)	7,025	7,087,986
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(a)(c)	4,180	4,189,547
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(c)	4,935	4,970,287
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(a)(c)	12,295	12,399,924
4.70%, 08/06/31, (1-day SOFR + 1.060%)(c)	6,145	6,206,918
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(a)(c)	5,305	5,349,155
4.88%, 01/19/27(a)	8,095	8,192,595
4.90%, 01/12/28	4,229	4,316,757
4.95%, 02/01/29(a)	5,837	6,007,731
4.97%, 01/24/29, (1-day SOFR + 0.830%)(c)	8,475	8,631,114

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.97%, 08/02/30, (1-day SOFR + 1.000%)(c)	$8,340	$8,518,101
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(a)(c)	6,710	6,876,377
5.15%, 02/04/31, (1-day SOFR + 1.030%)(a)(c)	11,265	11,603,565
5.20%, 08/01/28	5,765	5,954,753
6.00%, 11/01/27	7,821	8,137,011
6.75%, 08/24/85, (5-year CMT + 2.815%)(c)	5,000	5,080,165
7.50%, 05/02/84, (5-year CMT + 2.887%)(c)	5,665	5,922,995
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)(c)	5,387	5,248,467
3.24%, 10/05/26	4,279	4,225,254
4.40%, 07/13/27	6,043	6,057,137
5.35%, 09/06/30, (1-day SOFR + 1.940%)(c)	6,295	6,466,650
5.47%, 03/20/29, (1-day SOFR + 1.610%)(c)	4,575	4,683,417
5.74%, 03/20/31, (1-day SOFR + 1.878%)(c)	4,310	4,479,163
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	5,605	5,882,919
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	5,550	5,809,505
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)(c)	3,164	3,327,712
Santander U.K. Group Holdings PLC
2.47%, 01/11/28, (1-day SOFR + 1.220%)(c)	5,397	5,257,353
3.82%, 11/03/28(c)	5,474	5,405,515
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(c)	5,690	5,763,623
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(c)	6,690	6,979,641
6.53%, 01/10/29, (1-day SOFR + 2.600%)(c)	7,008	7,341,050
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(a)(b)	924	896,682
3.75%, 09/20/27(a)(b)	1,915	1,891,778
4.00%, 04/23/29(b)	2,080	2,041,162
4.50%, 04/12/28(b)	2,932	2,961,303
4.63%, 05/13/30(a)(b)	1,305	1,333,287
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(b)	2,885	2,947,786
Skandinaviska Enskilda Banken AB
1.20%, 09/09/26(a)(b)	2,589	2,513,245
4.38%, 06/02/28(a)(b)	4,020	4,062,476
4.50%, 09/03/30(b)	2,600	2,603,610
5.13%, 03/05/27(b)	2,735	2,780,228
5.38%, 03/05/29(b)	4,202	4,349,925
Societe Generale SA
2.80%, 01/19/28, (1-year CMT + 1.300%)(a)(b)(c)	6,670	6,512,752
3.00%, 01/22/30(a)(b)	7,200	6,727,260
3.65%, 07/08/35, (5-year CMT + 3.000%)(a)(b)(c)	2,900	2,685,242
4.00%, 01/12/27(a)(b)	2,829	2,812,155
4.68%, 06/15/27(b)	4,055	4,089,128
4.75%, 09/14/28(a)(b)	4,015	4,037,466
5.25%, 02/19/27(b)	5,595	5,650,649
5.25%, 05/22/29, (1-day SOFR + 1.420%)(b)(c)	5,600	5,684,962
5.50%, 04/13/29, (1-year CMT + 1.200%)(b)(c)	5,600	5,723,986
5.51%, 05/22/31, (1-day SOFR + 1.650%)(a)(b)(c)	5,800	5,939,769
5.52%, 01/19/28, (1-year CMT + 1.500%)(a)(b)(c)	6,742	6,828,353
Security	Par (000)	Value
Banks (continued)
5.63%, 01/19/30, (1-year CMT + 1.750%)(a)(b)(c)	$5,585	$5,749,910
6.45%, 01/10/29, (1-year CMT + 2.550%)(b)(c)	7,050	7,331,948
Standard Chartered Bank/New York, 4.85%, 12/03/27(a)	1,650	1,680,085
Standard Chartered PLC
2.61%, 01/12/28, (1-year CMT + 1.180%)(b)(c)	6,604	6,450,794
4.30%, 02/19/27(b)	6,785	6,762,923
4.31%, 05/21/30(a)(b)(c)	5,731	5,692,983
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(b)(c)	10,600	10,630,839
4.87%, 03/15/33, (5-year USD ICE Swap + 1.970%)(a)(b)(c)	2,200	2,207,377
5.01%, 10/15/30, (1-year CMT + 1.150%)(a)(b)(c)	9,485	9,653,576
5.24%, 05/13/31, (1-year CMT + 1.350%)(a)(b)(c)	6,545	6,710,072
5.55%, 01/21/29, (1-year CMT + 1.050%)(b)(c)	5,945	6,094,145
5.69%, 05/14/28, (1-year CMT + 1.050%)(b)(c)	5,275	5,387,203
6.30%, 01/09/29, (1-year CMT + 2.450%)(b)(c)	8,722	9,078,277
6.75%, 02/08/28, (1-year CMT + 1.850%)(b)(c)	3,880	4,004,021
7.02%, 02/08/30, (1-year CMT + 2.200%)(b)(c)	4,200	4,537,534
7.77%, 11/16/28, (1-year CMT + 3.450%)(b)(c)	5,815	6,232,294
State Street Bank & Trust Co.
4.59%, 11/25/26	7,380	7,437,016
4.78%, 11/23/29	4,980	5,119,135
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(c)	2,950	2,860,605
2.20%, 02/07/28, (1-day SOFR + 0.730%)(c)	4,070	3,960,113
2.40%, 01/24/30(a)	4,755	4,459,414
3.03%, 11/01/34, (1-day SOFR + 1.490%)(c)	2,975	2,791,303
3.15%, 03/30/31, (1-day SOFR + 2.650%)(a)(c)	2,810	2,688,696
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)(c)	2,766	2,777,155
4.33%, 10/22/27(a)	7,369	7,431,317
4.53%, 02/20/29, (1-day SOFR + 1.018%)(c)	5,685	5,745,682
4.54%, 02/28/28(a)	7,075	7,175,429
4.54%, 04/24/28, (1-day SOFR + 0.950%)(c)	2,885	2,906,861
4.73%, 02/28/30	4,150	4,243,309
4.83%, 04/24/30(a)	5,845	6,003,165
4.99%, 03/18/27(a)	6,222	6,318,134
5.68%, 11/21/29, (1-day SOFR + 1.484%)(c)	5,682	5,962,984
5.82%, 11/04/28, (1-day SOFR + 1.715%)(c)	3,193	3,306,075
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	10,562	10,263,733
1.90%, 09/17/28	11,610	10,867,222
2.13%, 07/08/30	10,050	9,073,767
2.17%, 01/14/27(a)	2,100	2,046,178
2.47%, 01/14/29(a)	3,215	3,045,359
2.72%, 09/27/29(a)	2,995	2,824,570
2.75%, 01/15/30	7,375	6,901,021
3.01%, 10/19/26(a)	7,202	7,110,768
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.04%, 07/16/29	$14,598	$13,944,741
3.35%, 10/18/27	4,060	4,005,819
3.36%, 07/12/27(a)	10,031	9,914,848
3.45%, 01/11/27	6,707	6,648,891
3.54%, 01/17/28	4,183	4,130,656
3.94%, 07/19/28	4,194	4,178,295
4.31%, 10/16/28(a)	3,585	3,609,373
4.66%, 07/08/31, (1-day SOFR + 1.190%)(c)	4,500	4,551,910
5.24%, 04/15/30	4,475	4,633,331
5.32%, 07/09/29	4,505	4,667,379
5.52%, 01/13/28	10,974	11,337,568
5.71%, 01/13/30	7,045	7,432,494
5.72%, 09/14/28(a)	6,132	6,404,661
5.80%, 07/13/28(a)	4,125	4,312,483
5.85%, 07/13/30(a)	3,852	4,101,821
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(a)(b)	1,098	1,066,073
2.80%, 03/10/27(a)(b)	7,790	7,638,357
4.45%, 09/10/27(b)	3,805	3,829,775
4.50%, 03/13/28(b)	3,015	3,044,072
4.50%, 09/10/29(a)(b)	3,835	3,871,615
4.70%, 03/13/30(a)(b)	3,230	3,291,340
4.95%, 09/15/27(a)(b)	2,014	2,045,654
5.20%, 03/07/27(a)(b)	3,200	3,251,058
5.20%, 03/07/29(b)	4,190	4,320,220
5.50%, 03/09/28(a)(b)	3,560	3,677,512
5.55%, 09/14/28(a)(b)	2,810	2,924,353
5.65%, 09/14/26(b)	940	953,294
Svenska Handelsbanken AB
3.95%, 06/10/27(a)(b)	3,805	3,805,823
4.38%, 05/23/28(b)	3,655	3,694,192
5.13%, 05/28/27(a)(b)	2,870	2,923,567
5.50%, 06/15/28(a)(b)	6,202	6,426,530
Swedbank AB
1.54%, 11/16/26(b)	13,968	13,560,313
5.00%, 11/20/29(a)(b)	4,512	4,648,672
5.08%, 05/21/30(b)	4,265	4,378,468
5.34%, 09/20/27(a)(b)	5,235	5,353,841
5.41%, 03/14/29(a)(b)	4,255	4,407,602
6.14%, 09/12/26(b)	1,080	1,100,115
Synchrony Bank, 5.63%, 08/23/27(a)	2,713	2,772,850
Synovus Bank, 5.63%, 02/15/28	2,876	2,935,521
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(c)	2,840	2,954,057
Toronto-Dominion Bank (The)
1.25%, 09/10/26	8,009	7,781,314
1.95%, 01/12/27	4,122	4,005,523
2.80%, 03/10/27	5,759	5,651,801
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(a)(c)	8,246	8,165,817
4.11%, 06/08/27	8,430	8,435,534
4.57%, 12/17/26	7,371	7,405,954
4.57%, 06/02/28	5,820	5,887,564
4.69%, 09/15/27	8,175	8,270,472
4.78%, 12/17/29(a)	6,072	6,204,597
4.81%, 06/03/30	4,070	4,156,754
4.86%, 01/31/28	7,175	7,294,942
4.98%, 04/05/27	4,720	4,781,182
4.99%, 04/05/29	5,360	5,497,045
5.15%, 09/10/34, (5-year CMT + 1.500%)(c)	5,915	5,971,405
5.16%, 01/10/28	6,620	6,774,419
Security	Par (000)	Value
Banks (continued)
5.26%, 12/11/26	$5,500	$5,577,841
5.52%, 07/17/28	7,007	7,272,659
7.25%, 07/31/84, (5-year CMT + 2.977%)(a)(c)	4,055	4,212,675
8.13%, 10/31/82, (5-year CMT + 4.075%)(c)	9,980	10,510,347
Truist Bank
2.25%, 03/11/30	7,975	7,265,877
3.80%, 10/30/26	3,918	3,893,801
4.42%, 07/24/28, (1-day SOFR + 0.770%)(c)	7,605	7,627,860
Truist Financial Corp.
1.13%, 08/03/27	4,420	4,182,179
1.89%, 06/07/29, (1-day SOFR + 0.862%)(c)	5,606	5,275,363
1.95%, 06/05/30	3,605	3,242,423
3.88%, 03/19/29	3,605	3,551,506
4.12%, 06/06/28, (1-day SOFR + 1.368%)(c)	4,280	4,279,348
4.87%, 01/26/29, (1-day SOFR + 1.435%)(c)	8,127	8,252,400
5.07%, 05/20/31, (1-day SOFR + 1.309%)(a)(c)	8,715	8,928,918
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	8,335	8,640,641
7.16%, 10/30/29, (1-day SOFR + 2.446%)(c)	10,084	10,944,605
U.S. Bancorp
1.38%, 07/22/30	7,902	6,907,785
2.22%, 01/27/28, (1-day SOFR + 0.730%)(c)	8,330	8,097,452
3.00%, 07/30/29	5,805	5,545,837
3.90%, 04/26/28	4,528	4,522,458
4.55%, 07/22/28, (1-day SOFR + 1.660%)(c)	10,382	10,453,554
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)(c)	9,392	9,498,983
5.05%, 02/12/31, (1-day SOFR + 1.061%)(c)	7,760	7,961,117
5.08%, 05/15/31, (1-day SOFR + 1.296%)(c)	7,475	7,680,026
5.10%, 07/23/30, (1-day SOFR + 1.250%)(c)	6,985	7,185,909
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	8,615	8,912,061
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	9,993	10,412,488
6.79%, 10/26/27, (1-day SOFR + 1.880%)(a)(c)	3,890	3,997,953
Series X, 3.15%, 04/27/27	8,517	8,402,453
U.S. Bank NA/Cincinnati OH
4.51%, 10/22/27, (1-day SOFR + 0.690%)(c)	6,515	6,532,830
4.73%, 05/15/28, (1-day SOFR + 0.910%)(a)(c)	8,440	8,516,519
UBS AG/London, 5.65%, 09/11/28	7,950	8,303,641
UBS AG/Stamford CT
4.86%, 01/10/28, (1-day SOFR + 0.720%)(a)(c)	5,765	5,817,707
5.00%, 07/09/27(a)	6,542	6,650,997
7.50%, 02/15/28	14,520	15,668,809
UBS Group AG
3.13%, 08/13/30(b)(c)	8,635	8,233,854
3.87%, 01/12/29(a)(b)(c)	11,165	11,059,562
4.19%, 04/01/31, (1-day SOFR + 3.730%)(b)(c)	16,860	16,661,662
4.25%, 03/23/28(b)	11,710	11,688,252
4.28%, 01/09/28(b)	12,805	12,789,489
4.75%, 05/12/28, (1-year CMT + 1.750%)(b)(c)	6,800	6,849,920
5.43%, 02/08/30, (1-year CMT + 1.520%)(b)(c)	9,885	10,209,931
5.62%, 09/13/30, (1-year USD ICE Swap + 1.340%)(b)(c)	10,400	10,865,599
6.25%, 09/22/29, (1-year CMT + 1.800%)(b)(c)	8,680	9,162,936

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.33%, 12/22/27, (1-year CMT + 1.600%)(b)(c)	$7,415	$7,607,082
6.44%, 08/11/28, (1-day SOFR + 3.700%)(b)(c)	10,011	10,405,510
UniCredit SpA
4.63%, 04/12/27(b)	105	105,367
5.46%, 06/30/35, (5-year CMT + 4.750%)(b)(c)	9,400	9,435,461
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)(c)	1,585	1,606,595
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(b)(c)	4,980	5,312,615
United Overseas Bank Ltd.
2.00%, 10/14/31, (5-year CMT + 1.230%)(a)(b)(c)	4,300	4,187,810
3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(b)(c)	6,267	6,206,723
4.40%, 04/02/28(a)(b)	1,190	1,204,695
Webster Financial Corp., 4.10%, 03/25/29(a)	1,555	1,523,865
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(c)	18,458	17,889,195
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(a)(c)	17,440	16,164,232
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(c)	21,487	20,289,583
3.00%, 10/23/26	19,561	19,304,771
3.53%, 03/24/28, (1-day SOFR + 1.510%)(c)	23,096	22,849,743
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(c)	17,067	16,883,833
4.15%, 01/24/29	14,069	14,059,702
4.30%, 07/22/27	14,567	14,621,110
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(c)	14,290	14,340,642
4.81%, 07/25/28, (1-day SOFR + 1.980%)(c)	17,188	17,371,647
4.97%, 04/23/29, (1-day SOFR + 1.370%)(c)	12,477	12,713,737
5.15%, 04/23/31, (1-day SOFR + 1.500%)(a)(c)	22,760	23,440,378
5.20%, 01/23/30, (1-day SOFR + 1.500%)(c)	15,685	16,155,675
5.24%, 01/24/31, (1-day SOFR + 1.110%)(c)	18,538	19,149,649
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	24,197	25,085,027
5.71%, 04/22/28, (1-day SOFR +1.070%)(c)	18,585	19,008,322
6.30%, 10/23/29, (1-day SOFR + 1.790%)(c)	15,380	16,302,551
Series B, 7.95%, 11/15/29	1,630	1,823,438
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(c)	13,775	13,894,706
Wells Fargo Bank NA, 5.25%, 12/11/26	12,310	12,482,105
Westpac Banking Corp.
1.95%, 11/20/28	6,889	6,480,143
2.65%, 01/16/30(a)	3,900	3,683,342
3.35%, 03/08/27(a)	5,591	5,544,341
3.40%, 01/25/28(a)	5,630	5,569,265
4.04%, 08/26/27	5,550	5,562,935
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)(c)	6,740	6,596,856
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(c)	7,578	7,549,590
4.35%, 07/01/30	5,270	5,328,587
4.60%, 10/20/26	3,550	3,575,652
5.05%, 04/16/29	4,305	4,458,501
5.46%, 11/18/27	7,069	7,296,370
5.54%, 11/17/28	7,287	7,639,833
Security	Par (000)	Value
Banks (continued)
Westpac New Zealand Ltd.
4.90%, 02/15/28(b)	$4,248	$4,324,017
4.94%, 02/27/30(a)(b)	4,995	5,127,922
5.13%, 02/26/27(a)(b)	2,735	2,772,625
5.20%, 02/28/29(a)(b)	4,145	4,271,466
Wintrust Financial Corp., 4.85%, 06/06/29	1,030	1,021,099
Woori Bank
2.00%, 01/20/27(a)(b)	999	971,266
4.75%, 01/24/27(b)	745	751,433
4.75%, 01/24/29(b)	2,515	2,559,415
4.88%, 01/26/28(b)	2,845	2,895,324
5.13%, 08/06/28(b)	1,945	1,981,934
6.38%, (5-year CMT +2.277%)(b)(c)(d)	2,385	2,455,225
Zions Bancorp N.A., 4.70%, 08/18/28, (1-day SOFR + 1.155%)(a)(c)	1,500	1,505,548
Zions Bancorp NA, 3.25%, 10/29/29	1,930	1,790,845
		6,274,033,181
Beverages — 1.3%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30(a)	11,085	10,787,754
4.75%, 01/23/29(a)	14,098	14,406,816
Bacardi Ltd., 4.70%, 05/15/28(b)	4,805	4,843,624
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29(b)	1,240	1,266,602
Bacardi-Martini BV, 5.55%, 02/01/30(b)	3,975	4,115,833
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	7,530	7,033,382
1.45%, 06/01/27(a)	8,508	8,174,237
1.50%, 03/05/28(a)	4,365	4,131,842
1.65%, 06/01/30	6,025	5,407,636
2.13%, 09/06/29(a)	5,560	5,193,000
2.90%, 05/25/27	2,886	2,843,178
3.38%, 03/25/27	5,485	5,447,788
3.45%, 03/25/30	8,397	8,184,527
Coca-Cola Consolidated Inc., 5.25%, 06/01/29	4,490	4,636,506
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27(a)(b)	3,063	2,950,935
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	4,915	4,622,011
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)(b)	480	472,210
Constellation Brands Inc.
2.88%, 05/01/30(a)	2,235	2,090,537
3.15%, 08/01/29	4,920	4,720,340
3.50%, 05/09/27	2,454	2,426,505
3.60%, 02/15/28	3,976	3,923,642
3.70%, 12/06/26(a)	3,384	3,360,409
4.35%, 05/09/27(a)	3,591	3,599,974
4.65%, 11/15/28	2,985	3,020,596
4.80%, 01/15/29	2,485	2,521,351
4.80%, 05/01/30(a)	2,425	2,462,125
Diageo Capital PLC
2.00%, 04/29/30	5,330	4,847,305
2.38%, 10/24/29	7,795	7,290,791
3.88%, 05/18/28(a)	3,035	3,031,069
5.30%, 10/24/27(a)	4,510	4,628,483
5.38%, 10/05/26	4,730	4,788,928
Diageo Investment Corp., 5.13%, 08/15/30	2,400	2,489,634
Heineken NV, 3.50%, 01/29/28(b)	6,720	6,635,034
JDE Peet's NV, 1.38%, 01/15/27(b)	4,222	4,047,087
Keurig Dr Pepper Inc.
2.55%, 09/15/26	2,198	2,161,330
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
3.20%, 05/01/30	$3,360	$3,166,378
3.43%, 06/15/27	2,833	2,787,438
3.95%, 04/15/29(a)	6,017	5,916,786
4.35%, 05/15/28	2,745	2,742,015
4.60%, 05/25/28(a)	6,337	6,365,691
4.60%, 05/15/30	2,960	2,960,344
5.05%, 03/15/29	4,310	4,388,625
5.10%, 03/15/27	4,244	4,284,194
PepsiCo Inc.
1.63%, 05/01/30	4,325	3,878,066
2.38%, 10/06/26(a)	5,634	5,542,085
2.63%, 03/19/27	2,894	2,838,505
2.63%, 07/29/29	5,749	5,468,275
2.75%, 03/19/30	9,483	8,956,197
3.00%, 10/15/27	8,970	8,816,529
3.60%, 02/18/28	4,386	4,364,372
4.10%, 01/15/29	3,715	3,723,693
4.30%, 07/23/30	3,825	3,848,854
4.40%, 02/07/27	2,805	2,825,042
4.45%, 02/07/28	4,105	4,161,046
4.45%, 05/15/28	3,677	3,735,685
4.50%, 07/17/29	5,095	5,192,019
4.60%, 02/07/30	6,500	6,652,973
5.13%, 11/10/26(a)	3,984	4,034,462
7.00%, 03/01/29	3,225	3,542,965
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	2,895	2,943,619
4.65%, 02/16/27	3,159	3,190,055
Pernod Ricard International Finance LLC, 1.25%, 04/01/28(b)	3,724	3,457,778
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	3,460	3,550,245
		285,896,957
Biotechnology — 0.6%
Amgen Inc.
1.65%, 08/15/28	7,330	6,849,612
2.20%, 02/21/27	9,965	9,700,210
2.45%, 02/21/30(a)	7,370	6,818,104
3.00%, 02/22/29(a)	4,495	4,325,827
3.20%, 11/02/27	5,280	5,180,892
4.05%, 08/18/29	7,305	7,269,862
5.15%, 03/02/28(a)	21,580	22,084,151
5.25%, 03/02/30	15,934	16,505,934
Biogen Inc., 2.25%, 05/01/30	8,685	7,906,728
Bio-Rad Laboratories Inc., 3.30%, 03/15/27(a)	2,411	2,374,462
CSL Finance PLC
3.85%, 04/27/27(b)	3,005	2,994,630
4.05%, 04/27/29(a)(b)	2,341	2,337,808
Gilead Sciences Inc.
1.20%, 10/01/27	4,824	4,560,599
2.95%, 03/01/27	6,847	6,740,890
4.80%, 11/15/29	4,985	5,118,003
Illumina Inc.
4.65%, 09/09/26	2,909	2,916,157
5.75%, 12/13/27	3,090	3,179,038
Royalty Pharma PLC
1.75%, 09/02/27	6,088	5,791,541
5.15%, 09/02/29	3,055	3,138,002
		125,792,450
Security	Par (000)	Value
Building Materials — 0.5%
Amrize Finance US LLC
4.60%, 04/07/27(b)	$2,195	$2,206,184
4.70%, 04/07/28(b)	2,375	2,404,409
4.95%, 04/07/30(b)	6,225	6,353,751
Carrier Global Corp.
2.49%, 02/15/27	4,861	4,756,091
2.72%, 02/15/30	11,942	11,219,024
Cemex SAB de CV, 5.45%, 11/19/29(b)	3,960	3,989,332
CRH America Finance Inc.
3.40%, 05/09/27(a)(b)	3,152	3,107,967
3.95%, 04/04/28(a)(b)	5,223	5,188,556
CRH SMW Finance DAC
5.13%, 01/09/30	6,840	7,037,739
5.20%, 05/21/29	4,247	4,383,684
Fortune Brands Innovations Inc., 3.25%, 09/15/29(a)	4,550	4,346,078
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	4,495	4,686,399
Lennox International Inc.
1.70%, 08/01/27	1,483	1,414,483
5.50%, 09/15/28	3,110	3,221,916
Martin Marietta Materials Inc.
3.45%, 06/01/27(a)	1,505	1,484,909
3.50%, 12/15/27	2,965	2,924,213
Series CB, 2.50%, 03/15/30	2,190	2,030,970
Masco Corp.
1.50%, 02/15/28	4,095	3,832,252
3.50%, 11/15/27(a)	1,450	1,429,305
Mohawk Industries Inc.
3.63%, 05/15/30(a)	2,000	1,927,773
5.85%, 09/18/28(a)	3,695	3,861,122
Owens Corning
3.50%, 02/15/30(a)	2,860	2,760,663
3.88%, 06/01/30(a)	390	380,558
3.95%, 08/15/29	3,300	3,262,864
5.50%, 06/15/27(a)	2,615	2,672,814
Trane Technologies Financing Ltd., 3.80%, 03/21/29(a)	4,740	4,694,612
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	3,520	3,506,451
Vulcan Materials Co.
3.50%, 06/01/30	4,479	4,319,613
3.90%, 04/01/27	1,996	1,989,489
4.95%, 12/01/29	3,230	3,313,710
		108,706,931
Chemicals — 1.1%
Air Liquide Finance SA
2.25%, 09/10/29(a)(b)	3,455	3,235,229
2.50%, 09/27/26(a)(b)	5,438	5,349,185
Air Products and Chemicals Inc.
1.85%, 05/15/27(a)	4,053	3,915,739
2.05%, 05/15/30	3,485	3,179,248
4.30%, 06/11/28(a)	3,585	3,616,446
4.60%, 02/08/29	4,491	4,574,183
Albemarle Corp., 4.65%, 06/01/27	4,130	4,130,591
Alpek SAB de CV, 4.25%, 09/18/29(b)	2,900	2,731,952
Bayport Polymers LLC, 4.74%, 04/14/27(a)(b)	1,395	1,396,086
Cabot Corp.
3.40%, 09/15/26	1,498	1,483,063
4.00%, 07/01/29(a)	2,265	2,240,169
CF Industries Inc., 4.50%, 12/01/26(b)	4,326	4,329,617

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26(a)(b)	$4,224	$4,185,194
3.70%, 06/01/28(a)(b)	3,245	3,208,647
4.75%, 05/15/30(a)(b)	2,615	2,668,019
Dow Chemical Co. (The)
4.80%, 11/30/28(a)	4,818	4,883,999
7.38%, 11/01/29(a)	4,003	4,438,868
DuPont de Nemours Inc., 4.73%, 11/15/28	12,890	13,146,819
Eastman Chemical Co.
4.50%, 12/01/28(a)	3,155	3,171,469
5.00%, 08/01/29	4,515	4,599,954
Ecolab Inc.
1.65%, 02/01/27	3,136	3,036,143
2.70%, 11/01/26	4,311	4,243,504
3.25%, 12/01/27	3,190	3,144,954
4.30%, 06/15/28	1,925	1,941,664
4.80%, 03/24/30	3,380	3,476,445
5.25%, 01/15/28(a)	3,070	3,161,693
EIDP Inc., 2.30%, 07/15/30	2,642	2,426,381
EQUATE Petrochemical Co. KSC, 4.25%, 11/03/26(b)	6,746	6,712,756
FMC Corp.
3.20%, 10/01/26	2,853	2,814,812
3.45%, 10/01/29	3,055	2,892,610
International Flavors & Fragrances Inc.
1.83%, 10/15/27(b)	4,756	4,509,871
4.45%, 09/26/28(a)	1,580	1,584,847
Kraton Corp., 5.00%, 07/15/27(b)	2,795	2,838,533
LG Chem Ltd., 3.63%, 04/15/29(a)(b)	1,615	1,565,250
Linde Inc./CT, 1.10%, 08/10/30	3,250	2,820,293
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	4,075	4,288,825
LYB International Finance II BV, 3.50%, 03/02/27(a)	2,020	1,994,687
Ma'aden Sukuk Ltd., 5.25%, 02/13/30(b)	5,265	5,409,211
MEGlobal BV, 2.63%, 04/28/28(a)(b)	4,530	4,302,676
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	205	213,982
Mosaic Co. (The)
4.05%, 11/15/27(a)	4,255	4,233,213
5.38%, 11/15/28	2,780	2,865,966
Nutrien Ltd.
2.95%, 05/13/30	2,755	2,591,091
4.00%, 12/15/26	2,419	2,410,430
4.20%, 04/01/29(a)	4,350	4,341,074
4.50%, 03/12/27	2,325	2,335,800
4.90%, 03/27/28	4,561	4,638,958
5.20%, 06/21/27(a)	2,615	2,656,024
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/30(b)	3,795	3,872,760
PPG Industries Inc.
2.55%, 06/15/30(a)	1,765	1,629,747
2.80%, 08/15/29(a)	2,240	2,125,131
3.75%, 03/15/28	4,865	4,824,081
Rohm & Haas Co., 7.85%, 07/15/29(a)	500	556,817
RPM International Inc.
3.75%, 03/15/27	2,534	2,513,114
4.55%, 03/01/29(a)	2,625	2,638,316
SABIC Capital II BV, 4.50%, 10/10/28(a)(b)	7,150	7,185,721
Sherwin-Williams Co. (The)
2.30%, 05/15/30	2,140	1,959,591
2.95%, 08/15/29(a)	5,145	4,891,824
Security	Par (000)	Value
Chemicals (continued)
3.45%, 06/01/27	$8,892	$8,787,283
4.30%, 08/15/28	2,825	2,837,168
4.50%, 08/15/30	2,825	2,840,186
4.55%, 03/01/28	1,940	1,959,965
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(a)(b)	2,790	2,766,991
Syensqo Finance America LLC, 5.65%, 06/04/29(b)	3,875	4,025,678
Syngenta Finance NV, 5.18%, 04/24/28(a)(b)	2,715	2,742,240
Westlake Corp., 3.38%, 06/15/30(a)	1,720	1,641,634
Yara International ASA
3.15%, 06/04/30(a)(b)	4,110	3,849,503
4.75%, 06/01/28(b)	5,175	5,213,337
		238,797,257
Commercial Services — 1.2%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27(a)(b)	1,935	1,879,390
4.20%, 08/04/27(b)	4,010	3,911,874
4.38%, 07/03/29(b)	3,635	3,502,085
Ashtead Capital Inc.
4.00%, 05/01/28(b)	3,545	3,506,699
4.25%, 11/01/29(b)	4,025	3,965,321
4.38%, 08/15/27(b)	3,200	3,192,726
Automatic Data Processing Inc., 1.70%, 05/15/28	6,019	5,696,399
Block Financial LLC
2.50%, 07/15/28(a)	2,100	1,988,504
3.88%, 08/15/30	1,255	1,204,831
Cintas Corp. No. 2
3.70%, 04/01/27	6,737	6,701,741
4.20%, 05/01/28(a)	2,385	2,398,778
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(a)(b)	7,020	7,129,285
DP World Crescent Ltd.
3.75%, 01/30/30(a)(b)	3,565	3,446,800
4.85%, 09/26/28(a)(b)	7,360	7,425,099
Element Fleet Management Corp.
5.04%, 03/25/30(b)	3,700	3,772,652
5.64%, 03/13/27(b)	4,430	4,513,914
6.32%, 12/04/28(a)(b)	4,630	4,901,927
Equifax Inc.
3.10%, 05/15/30	3,340	3,153,614
4.80%, 09/15/29	4,150	4,218,301
5.10%, 12/15/27	4,500	4,585,073
5.10%, 06/01/28	4,093	4,186,489
ERAC USA Finance LLC
3.30%, 12/01/26(b)	3,953	3,909,018
4.60%, 05/01/28(b)	5,855	5,933,968
5.00%, 02/15/29(a)(b)	4,830	4,945,959
Experian Finance PLC
2.75%, 03/08/30(b)	2,080	1,957,337
4.25%, 02/01/29(b)	3,535	3,530,402
Global Payments Inc.
2.15%, 01/15/27	4,226	4,108,237
2.90%, 05/15/30	5,710	5,270,266
3.20%, 08/15/29	6,897	6,548,747
4.45%, 06/01/28	2,685	2,691,457
4.95%, 08/15/27(a)	2,879	2,910,502
5.30%, 08/15/29	3,135	3,211,580
GXO Logistics Inc., 6.25%, 05/06/29(a)	3,767	3,950,155
Kaspi.KZ JSC, 6.25%, 03/26/30(b)	1,010	1,033,147
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Leland Stanford Junior University (The)
1.29%, 06/01/27(a)	$2,492	$2,380,329
Series 2025, 4.15%, 08/01/30(a)	3,000	3,013,148
Moody's Corp.
3.25%, 01/15/28	3,275	3,223,058
4.25%, 02/01/29	2,770	2,782,134
PayPal Holdings Inc.
2.30%, 06/01/30	5,095	4,677,148
2.65%, 10/01/26(a)	7,111	7,001,649
2.85%, 10/01/29	9,640	9,192,302
3.90%, 06/01/27(a)	2,840	2,836,964
4.45%, 03/06/28	2,315	2,341,076
President and Fellows of Harvard College, 4.89%, 03/15/30	110	113,468
Quanta Services Inc.
4.30%, 08/09/28(a)	2,200	2,206,431
4.75%, 08/09/27(a)	1,210	1,223,099
RELX Capital Inc.
3.00%, 05/22/30(a)	5,892	5,591,619
4.00%, 03/18/29	5,897	5,877,071
4.75%, 03/27/30	3,360	3,432,138
Rentokil Terminix Funding LLC, 5.00%, 04/28/30(b)	4,320	4,399,480
S&P Global Inc.
1.25%, 08/15/30(a)	84	73,070
2.45%, 03/01/27	6,977	6,814,003
2.50%, 12/01/29(a)	3,865	3,625,830
2.70%, 03/01/29	7,215	6,904,412
2.95%, 01/22/27	2,912	2,866,209
4.25%, 05/01/29	5,510	5,546,431
4.75%, 08/01/28(a)	3,275	3,340,669
Transurban Finance Co. Pty. Ltd., 3.38%, 03/22/27(a)(b)	2,944	2,909,970
Trustees of Dartmouth College, 4.27%, 06/01/30(a)	1,345	1,356,029
Trustees of Princeton University (The), 4.65%, 07/01/30	10	10,229
UL Solutions Inc., 6.50%, 10/20/28(b)	2,170	2,295,494
United Rentals North America Inc., 6.00%, 12/15/29(b)	8,580	8,795,976
Verisk Analytics Inc.
4.13%, 03/15/29(a)	4,015	4,012,455
4.50%, 08/15/30	1,700	1,706,842
Yale University, Series 2020, 1.48%, 04/15/30	2,305	2,054,420
		247,885,430
Computers — 1.8%
Accenture Capital Inc.
3.90%, 10/04/27	6,564	6,566,790
4.05%, 10/04/29(a)	7,525	7,515,853
Amdocs Ltd., 2.54%, 06/15/30(a)	3,535	3,228,560
Apple Inc.
1.20%, 02/08/28	14,581	13,714,124
1.25%, 08/20/30	675	592,456
1.40%, 08/05/28	13,265	12,417,175
1.65%, 05/11/30	10,165	9,165,794
2.05%, 09/11/26	11,087	10,883,897
2.20%, 09/11/29	10,667	9,991,081
2.90%, 09/12/27(a)	11,813	11,625,314
3.00%, 06/20/27	8,403	8,297,085
3.00%, 11/13/27(a)	8,566	8,445,387
3.20%, 05/11/27	10,912	10,800,159
Security	Par (000)	Value
Computers (continued)
3.25%, 08/08/29(a)	$6,095	$5,966,225
3.35%, 02/09/27	12,496	12,409,057
4.00%, 05/10/28	8,428	8,484,942
4.00%, 05/12/28(a)	8,110	8,164,975
4.15%, 05/10/30(a)	2,905	2,943,318
4.20%, 05/12/30	6,290	6,375,221
Booz Allen Hamilton Inc.
3.88%, 09/01/28(a)(b)	4,440	4,337,268
4.00%, 07/01/29(a)(b)	2,920	2,842,491
CGI Inc.
1.45%, 09/14/26(a)	3,412	3,321,831
4.95%, 03/14/30(b)	4,270	4,356,350
Dell Inc., 7.10%, 04/15/28(a)	1,990	2,129,973
Dell International LLC/EMC Corp.
4.35%, 02/01/30	4,115	4,106,411
4.75%, 04/01/28(a)	5,620	5,699,407
4.90%, 10/01/26	9,582	9,621,733
5.00%, 04/01/30	6,940	7,112,733
5.25%, 02/01/28(a)	5,664	5,810,660
5.30%, 10/01/29	10,310	10,674,093
6.10%, 07/15/27(a)	2,892	2,987,507
6.20%, 07/15/30	2,900	3,117,797
DXC Technology Co.
1.80%, 09/15/26	3,972	3,865,617
2.38%, 09/15/28(a)	4,245	3,987,373
Gartner Inc.
3.63%, 06/15/29(b)	3,960	3,781,025
4.50%, 07/01/28(b)	2,883	2,848,981
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29(a)	2,405	2,500,726
Hewlett Packard Enterprise Co.
4.40%, 09/25/27(a)	7,045	7,078,395
4.45%, 09/25/26	7,097	7,107,014
4.55%, 10/15/29(a)	11,357	11,425,644
5.25%, 07/01/28(a)	3,372	3,470,085
HP Inc.
3.00%, 06/17/27	5,540	5,427,305
3.40%, 06/17/30(a)	1,875	1,783,867
4.00%, 04/15/29	6,180	6,103,648
4.75%, 01/15/28(a)	5,174	5,241,602
5.40%, 04/25/30(a)	3,085	3,204,437
IBM International Capital Pte Ltd.
4.60%, 02/05/27	2,997	3,017,549
4.60%, 02/05/29(a)	3,067	3,111,577
International Business Machines Corp.
1.70%, 05/15/27	6,827	6,569,510
1.95%, 05/15/30(a)	7,050	6,368,506
2.20%, 02/09/27	3,627	3,533,663
3.30%, 01/27/27	2,856	2,826,986
3.50%, 05/15/29	18,435	18,073,421
4.15%, 07/27/27(a)	4,108	4,120,441
4.50%, 02/06/28(a)	5,995	6,060,584
4.65%, 02/10/28	4,750	4,819,295
6.22%, 08/01/27	3,124	3,252,230
6.50%, 01/15/28(a)	2,480	2,617,833
Series .., 4.80%, 02/10/30	6,505	6,666,064
Kyndryl Holdings Inc.
2.05%, 10/15/26	3,675	3,576,355
2.70%, 10/15/28	3,190	3,032,914
Leidos Inc., 4.38%, 05/15/30	3,650	3,631,536
Lenovo Group Ltd., 5.83%, 01/27/28(b)	900	927,933

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
NetApp Inc.
2.38%, 06/22/27(a)	$3,089	$2,989,058
2.70%, 06/22/30(a)	4,390	4,045,442
Teledyne FLIR LLC, 2.50%, 08/01/30	2,000	1,827,935
Western Digital Corp., 2.85%, 02/01/29	2,200	2,066,442
		384,666,660
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27(a)	2,810	2,775,993
4.20%, 05/01/30	3,470	3,504,726
4.60%, 03/01/28	3,143	3,202,947
Conopco Inc.
Series E, 7.25%, 12/15/26	2,140	2,225,115
Series F, 6.63%, 04/15/28(a)	1,885	2,000,412
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)(b)	2,390	2,338,800
6.63%, 07/15/30(a)(b)	2,800	2,863,652
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29(a)	2,045	1,897,501
2.60%, 04/15/30	4,765	4,427,692
3.15%, 03/15/27	2,575	2,539,997
4.38%, 05/15/28(a)	4,357	4,386,952
Haleon U.S. Capital LLC
3.38%, 03/24/27	11,360	11,228,148
3.38%, 03/24/29	6,270	6,125,298
Kenvue Inc.
5.00%, 03/22/30(a)	5,776	5,973,449
5.05%, 03/22/28(a)	6,063	6,216,337
Procter & Gamble Co. (The)
1.90%, 02/01/27	5,687	5,539,874
2.45%, 11/03/26	5,096	5,013,517
2.80%, 03/25/27	2,895	2,847,981
2.85%, 08/11/27	4,030	3,961,291
3.00%, 03/25/30(a)	6,285	6,034,670
3.95%, 01/26/28	3,700	3,721,934
4.05%, 05/01/30	4,475	4,497,916
4.15%, 10/24/29	4,470	4,514,877
4.35%, 01/29/29	3,925	3,982,639
Unilever Capital Corp.
2.13%, 09/06/29	5,665	5,271,536
2.90%, 05/05/27(a)	5,773	5,685,940
3.50%, 03/22/28	7,680	7,608,463
4.25%, 08/12/27	4,288	4,317,108
4.88%, 09/08/28	4,030	4,137,263
		128,842,028
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(a)(b)	2,000	1,893,204
4.25%, 04/20/27(b)	1,525	1,520,947
4.50%, 10/24/28(b)	4,265	4,286,286
LKQ Corp., 5.75%, 06/15/28	4,340	4,485,263
Mitsubishi Corp.
5.00%, 07/05/28(a)(b)	3,115	3,188,649
5.00%, 07/02/29(a)(b)	2,985	3,070,740
		18,445,089
Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26(a)	21,000	20,569,916
Security	Par (000)	Value
Diversified Financial Services (continued)
3.00%, 10/29/28	$21,300	$20,493,255
3.65%, 07/21/27(a)	5,686	5,629,095
3.88%, 01/23/28(a)	3,185	3,161,207
4.63%, 10/15/27(a)	3,240	3,262,231
4.63%, 09/10/29	8,370	8,437,765
4.88%, 04/01/28	4,385	4,450,382
5.10%, 01/19/29	4,520	4,624,674
5.75%, 06/06/28(a)	5,475	5,678,646
6.10%, 01/15/27	5,055	5,165,550
6.45%, 04/15/27	8,380	8,650,585
6.95%, 03/10/55, (5-year CMT + 2.720%)(c)	3,665	3,837,212
Affiliated Managers Group Inc., 3.30%, 06/15/30(a)	1,955	1,857,959
Air Lease Corp.
2.10%, 09/01/28	2,550	2,399,125
2.20%, 01/15/27	2,110	2,053,511
3.00%, 02/01/30	3,590	3,391,498
3.25%, 10/01/29	3,350	3,206,626
3.63%, 04/01/27(a)	5,507	5,444,971
3.63%, 12/01/27	2,875	2,842,617
4.63%, 10/01/28(a)	2,875	2,905,381
5.10%, 03/01/29(a)	2,850	2,925,433
5.30%, 02/01/28(a)	3,900	3,991,464
5.85%, 12/15/27(a)	3,750	3,882,428
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(b)	3,585	3,662,054
Aircastle Ltd.
2.85%, 01/26/28(a)(b)	4,405	4,238,603
5.95%, 02/15/29(b)	3,675	3,833,555
6.50%, 07/18/28(a)(b)	3,387	3,561,433
Aircastle Ltd./Aircastle Ireland DAC, 5.25%, 03/15/30(a)(b)	3,005	3,066,328
Ally Financial Inc.
2.20%, 11/02/28(a)	4,475	4,178,194
4.75%, 06/09/27(a)	2,700	2,712,924
5.54%, 01/17/31, (1-day SOFR Index + 1.730%)(c)	3,285	3,357,719
5.74%, 05/15/29, (1-day SOFR Index + 1.960%)(c)	2,140	2,197,601
6.85%, 01/03/30, (1-day SOFR + 2.282%)(c)	5,192	5,508,793
6.99%, 06/13/29, (1-day SOFR + 3.260%)(c)	4,915	5,201,591
7.10%, 11/15/27	4,150	4,376,742
American Express Co.
1.65%, 11/04/26	6,612	6,428,175
2.55%, 03/04/27(a)	10,069	9,849,144
3.30%, 05/03/27	9,812	9,698,156
4.05%, 05/03/29	5,814	5,828,794
4.35%, 07/20/29, (1-day SOFR + 0.810%)(c)	9,255	9,302,723
4.73%, 04/25/29, (1-day SOFR + 1.260%)(c)	8,730	8,873,427
5.02%, 04/25/31, (1-day SOFR + 1.440%)(c)	8,855	9,098,743
5.04%, 07/26/28, (1-day SOFR + 0.930%)(c)	6,730	6,838,637
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(c)	8,510	8,770,923
5.10%, 02/16/28, (1-day SOFR + 1.000%)(c)	9,895	10,013,260
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(c)	8,047	8,302,739
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)(c)	7,667	8,006,281
5.85%, 11/05/27(a)	8,095	8,399,800
American Express Credit Corp., 3.30%, 05/03/27	2,500	2,472,748
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Ameriprise Financial Inc.
2.88%, 09/15/26	$3,017	$2,977,634
5.70%, 12/15/28	4,124	4,321,880
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27(a)	875	827,250
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	2,295	2,169,357
Ares Management Corp., 6.38%, 11/10/28(a)	3,355	3,554,152
Atlas Warehouse Lending Co. LP
6.05%, 01/15/28(b)	3,040	3,098,198
6.25%, 01/15/30(b)	3,255	3,332,188
Aviation Capital Group LLC
1.95%, 09/20/26(b)	3,608	3,514,844
3.50%, 11/01/27(b)	4,165	4,084,706
4.75%, 04/14/27(b)	1,490	1,496,981
5.13%, 04/10/30(b)	3,280	3,334,039
5.38%, 07/15/29(b)	3,080	3,158,554
6.25%, 04/15/28(b)	3,395	3,544,199
6.38%, 07/15/30(a)(b)	1,340	1,432,647
6.75%, 10/25/28(a)(b)	2,957	3,150,865
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(b)	11,505	11,041,861
2.75%, 02/21/28(b)	4,290	4,110,454
3.25%, 02/15/27(b)	3,257	3,197,011
4.95%, 01/15/28(b)	4,712	4,759,008
5.15%, 01/15/30(b)	3,690	3,752,448
5.38%, 05/30/30(b)	4,900	5,032,246
5.75%, 03/01/29(b)	6,565	6,793,854
5.75%, 11/15/29(b)	5,835	6,059,484
6.38%, 05/04/28(b)	6,225	6,510,714
BGC Group Inc.
6.15%, 04/02/30(b)	4,230	4,321,508
6.60%, 06/10/29(a)	2,960	3,086,151
8.00%, 05/25/28(a)	1,755	1,876,355
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28(a)(b)	3,945	3,683,195
2.50%, 01/10/30(a)(b)	3,500	3,257,287
3.15%, 10/02/27(a)(b)	2,069	2,020,196
5.90%, 11/03/27(a)(b)	3,758	3,886,769
BOC Aviation Ltd.
3.00%, 09/11/29(a)(b)	6,035	5,762,167
3.50%, 09/18/27(a)(b)	3,745	3,695,901
BOC Aviation USA Corp.
5.25%, 01/14/30(a)(b)	3,530	3,673,569
5.75%, 11/09/28(a)(b)	3,225	3,375,803
Brookfield Finance Inc.
3.90%, 01/25/28	6,825	6,776,584
4.35%, 04/15/30	4,890	4,886,665
4.85%, 03/29/29	5,835	5,931,482
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.00%, 07/30/29(a)(b)	1,195	1,264,088
Cantor Fitzgerald LP
4.50%, 04/14/27(a)(b)	2,077	2,061,059
7.20%, 12/12/28(b)	4,540	4,865,617
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(c)	6,538	6,352,446
3.27%, 03/01/30, (1-day SOFR + 1.790%)(c)	7,085	6,827,829
3.65%, 05/11/27	5,634	5,583,592
3.75%, 03/09/27	7,294	7,249,556
3.80%, 01/31/28	7,884	7,813,546
4.10%, 02/09/27	5,309	5,296,949
4.93%, 05/10/28, (1-day SOFR + 2.057%)(c)	8,448	8,533,258
Security	Par (000)	Value
Diversified Financial Services (continued)
5.25%, 07/26/30, (1-day SOFR + 2.600%)(c)	$5,212	$5,359,963
5.46%, 07/26/30, (1-day SOFR +1.560%)(c)	5,650	5,848,589
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)(c)	5,777	5,930,112
5.70%, 02/01/30, (1-day SOFR + 1.905%)(c)	5,740	5,950,140
6.31%, 06/08/29, (1-day SOFR + 2.640%)(c)	10,000	10,495,727
7.15%, 10/29/27, (1-day SOFR + 2.440%)(c)	4,350	4,482,283
Cboe Global Markets Inc., 3.65%, 01/12/27	4,103	4,079,361
Charles Schwab Corp. (The)
2.00%, 03/20/28(a)	7,515	7,163,616
2.45%, 03/03/27(a)	8,713	8,516,160
2.75%, 10/01/29	3,060	2,908,602
3.20%, 03/02/27	3,531	3,486,655
3.20%, 01/25/28	4,285	4,205,890
3.25%, 05/22/29(a)	3,325	3,234,298
3.30%, 04/01/27	4,125	4,079,809
4.00%, 02/01/29	3,680	3,679,470
4.63%, 03/22/30(a)	3,140	3,206,601
5.64%, 05/19/29, (1-day SOFR + 2.210%)(c)	7,103	7,388,541
6.20%, 11/17/29, (1-day SOFR + 1.878%)(c)	7,735	8,230,711
CI Financial Corp., 7.50%, 05/30/29(b)	4,010	4,253,178
Citadel Finance LLC, 5.90%, 02/10/30(b)	11,730	11,897,916
Citadel LP
4.88%, 01/15/27(a)(b)	2,826	2,832,170
6.00%, 01/23/30(b)	3,000	3,124,984
Citadel Securities Global Holdings LLC, 5.50%, 06/18/30(a)(b)	3,705	3,791,313
Citigroup Global Markets Holdings Inc., 5.00%, 05/28/29	1,250	1,292,575
CME Group Inc.
3.75%, 06/15/28	3,802	3,788,182
4.40%, 03/15/30	4,845	4,894,598
Eaton Vance Corp., 3.50%, 04/06/27	1,823	1,805,475
Enact Holdings Inc., 6.25%, 05/28/29	4,570	4,768,822
FMR LLC, 7.57%, 06/15/29(b)	4,605	5,147,529
Jefferies Financial Group Inc.
4.15%, 01/23/30	6,250	6,168,612
4.85%, 01/15/27	4,322	4,353,213
5.88%, 07/21/28	6,347	6,616,963
6.45%, 06/08/27	2,072	2,141,029
Lazard Group LLC
3.63%, 03/01/27(a)	1,868	1,866,960
4.38%, 03/11/29(a)	2,865	2,861,333
4.50%, 09/19/28(a)	3,702	3,718,326
LPL Holdings Inc.
4.00%, 03/15/29(a)(b)	6,250	6,108,655
4.63%, 11/15/27(a)(b)	3,845	3,844,076
4.90%, 04/03/28	1,360	1,377,308
5.15%, 06/15/30	3,025	3,088,710
5.20%, 03/15/30	4,580	4,685,372
5.70%, 05/20/27	3,045	3,103,504
6.75%, 11/17/28	3,750	4,014,171
LSEG U.S. Fin Corp., 4.88%, 03/28/27(b)	3,030	3,061,661
LSEGA Financing PLC, 2.00%, 04/06/28(b)	5,585	5,291,846
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(b)	3,110	3,144,978
5.20%, 03/27/28(b)	3,515	3,565,637
6.40%, 03/26/29(a)(b)	3,035	3,186,750
8.13%, 03/30/29(b)	1,540	1,605,391

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Marex Group PLC
5.83%, 05/08/28	$1,445	$1,464,644
6.40%, 11/04/29	4,095	4,220,354
Mastercard Inc.
2.95%, 11/21/26	4,217	4,167,824
2.95%, 06/01/29	6,235	6,028,783
3.30%, 03/26/27	5,410	5,361,777
3.35%, 03/26/30	7,895	7,682,432
3.50%, 02/26/28(a)	3,105	3,079,305
4.10%, 01/15/28	4,168	4,193,265
4.55%, 03/15/28(a)	2,480	2,520,666
4.88%, 03/09/28(a)	4,442	4,548,540
Mitsubishi HC Capital Inc.
3.97%, 04/13/30(b)	400	389,414
5.08%, 09/15/27(a)(b)	3,225	3,264,509
Mitsubishi HC Finance America LLC
5.15%, 10/24/29(a)(b)	2,740	2,803,873
5.81%, 09/12/28(a)(b)	2,790	2,901,408
Nasdaq Inc., 5.35%, 06/28/28	5,801	5,985,341
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27(a)(b)	2,057	2,061,638
Nomura Holdings Inc.
2.17%, 07/14/28	5,865	5,540,378
2.33%, 01/22/27	7,334	7,136,109
2.68%, 07/16/30(a)	6,335	5,811,716
2.71%, 01/22/29	2,885	2,729,257
3.10%, 01/16/30(a)	7,682	7,243,325
4.90%, 07/01/30	6,610	6,704,927
5.39%, 07/06/27	2,405	2,451,351
5.59%, 07/02/27	2,940	3,007,443
5.61%, 07/06/29(a)	3,490	3,637,106
5.84%, 01/18/28	3,290	3,402,866
6.07%, 07/12/28(a)	5,360	5,612,936
Nuveen LLC
4.00%, 11/01/28(b)	3,910	3,901,573
5.55%, 01/15/30(b)	3,345	3,503,210
ORIX Corp.
3.70%, 07/18/27(a)	1,275	1,263,443
4.65%, 09/10/29(a)	4,245	4,299,767
5.00%, 09/13/27	7,899	8,024,977
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	4,990	4,882,305
6.15%, 12/06/28(b)	1,410	1,482,412
Radian Group Inc.
4.88%, 03/15/27	2,640	2,644,192
6.20%, 05/15/29	3,915	4,099,614
Raymond James Financial Inc., 4.65%, 04/01/30	1,800	1,835,352
REC Ltd.
4.75%, 09/27/29(a)(b)	3,795	3,836,354
5.63%, 04/11/28(a)(b)	6,260	6,438,205
Stifel Financial Corp., 4.00%, 05/15/30	1,730	1,694,840
Synchrony Financial
3.95%, 12/01/27	6,165	6,081,677
5.02%, 07/29/29, (1-day SOFR + 1.395%)(c)	1,385	1,394,742
5.15%, 03/19/29	3,387	3,428,459
5.45%, 03/06/31, (1-day SOFR + 1.680%)(a)(c)	5,080	5,175,271
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)(c)	4,420	4,577,692
Security	Par (000)	Value
Diversified Financial Services (continued)
USAA Capital Corp.
2.13%, 05/01/30(b)	$275	$251,714
4.38%, 06/01/28(b)	1,215	1,228,343
5.25%, 06/01/27(a)(b)	795	812,001
Visa Inc.
0.75%, 08/15/27	2,712	2,561,126
1.90%, 04/15/27	8,686	8,413,679
2.05%, 04/15/30(a)	9,180	8,431,875
2.75%, 09/15/27	4,536	4,438,557
Voya Financial Inc., 4.70%, 01/23/48(c)	1,773	1,720,551
		923,997,647
Electric — 6.0%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)(b)	4,495	4,249,240
4.38%, 01/24/29(a)(b)	2,880	2,893,717
4.88%, 04/23/30(a)(b)	1,520	1,558,260
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)	4,725	4,386,449
AEP Texas Inc.
3.95%, 06/01/28	2,740	2,720,109
5.45%, 05/15/29	2,567	2,664,279
Series I, 2.10%, 07/01/30(a)	4,540	4,091,539
AEP Transmission Co. LLC, 3.10%, 12/01/26	1,936	1,913,596
AES Andes SA, 6.30%, 03/15/29(a)(b)	1,340	1,386,856
AES Corp. (The)
3.95%, 07/15/30(a)(b)	3,860	3,725,177
5.45%, 06/01/28	7,205	7,373,813
Alabama Power Co., 3.75%, 09/01/27	3,060	3,050,189
Alexander Funding Trust II, 7.47%, 07/31/28(b)	2,875	3,078,572
Alliant Energy Finance LLC
4.25%, 06/15/28(a)(b)	1,680	1,664,791
5.40%, 06/06/27(b)	2,165	2,191,104
5.95%, 03/30/29(a)(b)	1,935	2,035,413
Ameren Corp.
1.75%, 03/15/28	3,085	2,906,681
1.95%, 03/15/27	2,911	2,813,243
5.00%, 01/15/29	4,057	4,146,919
5.70%, 12/01/26	3,300	3,354,045
Ameren Illinois Co., 3.80%, 05/15/28	1,705	1,698,219
American Electric Power Co. Inc.
2.30%, 03/01/30	2,249	2,059,610
3.20%, 11/13/27	2,990	2,929,577
3.88%, 02/15/62, (5-year CMT + 2.675%)(c)	4,245	4,115,483
5.20%, 01/15/29	5,865	6,048,062
5.75%, 11/01/27	2,811	2,899,014
7.05%, 12/15/54, (5-year CMT + 2.750%)(c)	1,925	2,006,545
Series J, 4.30%, 12/01/28(a)	3,502	3,519,971
Appalachian Power Co., Series X, 3.30%, 06/01/27	1,935	1,905,512
Arizona Public Service Co.
2.55%, 09/15/26	1,463	1,433,765
2.60%, 08/15/29(a)	2,485	2,332,433
2.95%, 09/15/27(a)	1,716	1,673,410
Atlantic City Electric Co., 4.00%, 10/15/28	2,015	2,009,745
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(b)	475	475,040
Avangrid Inc., 3.80%, 06/01/29	4,645	4,565,962
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	3,428	3,364,680
3.70%, 07/15/30	6,665	6,528,551
8.48%, 09/15/28(a)	1,475	1,657,646
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Black Hills Corp.
2.50%, 06/15/30	$1,440	$1,320,842
3.05%, 10/15/29	2,530	2,392,310
3.15%, 01/15/27	2,421	2,383,264
5.95%, 03/15/28	2,243	2,332,221
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/55, (5-year CMT + 2.453%)(a)(c)	1,205	1,224,825
Capital Power U.S. Holdings Inc., 5.26%, 06/01/28(b)	4,125	4,195,911
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30(a)	3,170	3,245,942
5.20%, 10/01/28	2,867	2,957,883
Series AA, 3.00%, 02/01/27	1,640	1,614,505
Series Z, 2.40%, 09/01/26	1,764	1,733,694
CenterPoint Energy Inc.
2.95%, 03/01/30(a)	2,471	2,320,276
5.40%, 06/01/29	3,955	4,097,287
6.70%, 05/15/55, (5-year CMT + 2.586%)(a)(c)	2,725	2,790,613
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(a)(c)	2,220	2,332,721
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(b)	1,185	1,176,044
Cleco Corporate Holdings LLC, 3.38%, 09/15/29(a)	195	182,121
Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/28(a)(b)	2,090	2,048,490
CMS Energy Corp.
2.95%, 02/15/27(a)	1,605	1,572,714
3.45%, 08/15/27	2,052	2,024,290
4.75%, 06/01/50, (5-year CMT + 4.116%)(c)	2,250	2,175,956
Colbun SA
3.15%, 03/06/30(a)(b)	3,100	2,912,771
3.95%, 10/11/27(a)(b)	2,590	2,569,800
Comision Federal de Electricidad
4.69%, 05/15/29(b)	7,180	7,038,149
4.75%, 02/23/27(a)(b)	4,230	4,228,481
5.70%, 01/24/30(b)	4,075	4,102,017
Commonwealth Edison Co.
2.20%, 03/01/30	2,060	1,892,706
3.70%, 08/15/28	3,360	3,335,258
Series 122, 2.95%, 08/15/27(a)	1,923	1,886,997
Connecticut Light and Power Co. (The)
4.65%, 01/01/29(a)	1,870	1,901,449
4.95%, 01/15/30	2,640	2,708,821
Series A, 3.20%, 03/15/27	2,763	2,728,831
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28	1,545	1,537,901
Series 20A, 3.35%, 04/01/30	2,590	2,510,420
Series B, 2.90%, 12/01/26(a)	1,505	1,479,157
Series B, 3.13%, 11/15/27	2,585	2,537,557
Series D, 4.00%, 12/01/28	2,715	2,718,341
Constellation Energy Generation LLC, 5.60%, 03/01/28(a)	4,675	4,846,051
Consumers Energy Co.
3.80%, 11/15/28	1,833	1,819,847
4.60%, 05/30/29	3,545	3,605,827
4.65%, 03/01/28	2,795	2,833,806
4.70%, 01/15/30	4,725	4,823,707
4.90%, 02/15/29(a)	2,803	2,875,528
Security	Par (000)	Value
Electric (continued)
Dayton Power & Light Co. (The), 4.55%, 08/15/30(b)	$2,175	$2,180,908
Dominion Energy Inc.
4.25%, 06/01/28	3,006	3,012,687
4.60%, 05/15/28(a)	5,885	5,950,132
5.00%, 06/15/30(a)	4,665	4,792,387
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(c)	5,360	5,602,717
Series B, 3.60%, 03/15/27	1,885	1,868,642
Series C, 3.38%, 04/01/30	9,052	8,685,857
DTE Electric Co.
2.25%, 03/01/30	3,053	2,816,991
4.25%, 05/14/27	1,250	1,254,989
4.85%, 12/01/26(a)	1,950	1,972,542
Series A, 1.90%, 04/01/28	3,079	2,921,478
DTE Energy Co.
2.85%, 10/01/26	3,668	3,614,936
2.95%, 03/01/30(a)	1,705	1,606,174
4.88%, 06/01/28(a)	4,882	4,965,507
4.95%, 07/01/27	7,213	7,309,126
5.10%, 03/01/29	6,830	7,003,150
5.20%, 04/01/30	6,730	6,937,005
Series C, 3.40%, 06/15/29	2,840	2,746,712
Duke Energy Carolinas LLC
2.45%, 08/15/29	2,445	2,298,738
2.45%, 02/01/30	3,025	2,826,192
2.95%, 12/01/26(a)	3,432	3,390,691
3.95%, 11/15/28	4,680	4,677,234
4.85%, 03/15/30	2,745	2,826,059
Series A, 6.00%, 12/01/28	2,046	2,155,509
Duke Energy Corp.
2.45%, 06/01/30	4,765	4,380,439
2.65%, 09/01/26	8,702	8,570,608
3.15%, 08/15/27	4,367	4,289,741
3.25%, 01/15/82, (5-year CMT + 2.321%)(a)(c)	2,828	2,727,797
3.40%, 06/15/29(a)	3,005	2,916,344
4.30%, 03/15/28	5,376	5,403,315
4.85%, 01/05/27	2,800	2,824,670
4.85%, 01/05/29(a)	3,770	3,841,055
5.00%, 12/08/27(a)	3,100	3,157,756
Duke Energy Florida LLC
1.75%, 06/15/30(a)	3,045	2,720,244
2.50%, 12/01/29	4,725	4,436,481
3.20%, 01/15/27	3,748	3,709,190
3.80%, 07/15/28(a)	3,278	3,265,931
Duke Energy Ohio Inc.
2.13%, 06/01/30	210	190,749
3.65%, 02/01/29	2,431	2,392,194
Duke Energy Progress LLC
3.45%, 03/15/29(a)	3,802	3,723,672
3.70%, 09/01/28(a)	1,485	1,472,316
4.35%, 03/06/27	2,980	2,998,638
Duquesne Light Holdings Inc., 3.62%, 08/01/27(a)(b)	2,065	2,024,922
Edison International
4.13%, 03/15/28	3,225	3,172,699
5.25%, 11/15/28	2,924	2,952,435
5.45%, 06/15/29(a)	2,907	2,939,051
5.75%, 06/15/27(a)	3,394	3,455,270
6.25%, 03/15/30(a)	3,350	3,484,733

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.95%, 11/15/29(a)	$3,270	$3,469,818
EDP Finance BV, 1.71%, 01/24/28(b)	5,130	4,844,617
Electricite de France SA
4.50%, 09/21/28(b)	6,000	6,044,215
5.65%, 04/22/29(a)(b)	5,125	5,336,933
5.70%, 05/23/28(b)	8,620	8,918,658
Enel Americas SA, 4.00%, 10/25/26	3,339	3,318,541
Enel Chile SA, 4.88%, 06/12/28	5,865	5,938,031
Enel Finance International NV
2.13%, 07/12/28(a)(b)	5,845	5,502,811
3.50%, 04/06/28(b)	6,985	6,851,418
3.63%, 05/25/27(b)	5,665	5,606,420
4.63%, 06/15/27(a)(b)	4,225	4,254,773
4.88%, 06/14/29(a)(b)	3,320	3,436,420
5.13%, 06/26/29(b)	7,647	7,837,968
Engie Energia Chile SA, 3.40%, 01/28/30(b)	2,920	2,734,258
Engie SA, 5.25%, 04/10/29(a)(b)	4,735	4,868,136
Entergy Arkansas LLC, 4.00%, 06/01/28(a)	1,835	1,834,714
Entergy Corp.
1.90%, 06/15/28	3,787	3,564,903
2.80%, 06/15/30	3,010	2,803,076
2.95%, 09/01/26	4,343	4,282,110
7.13%, 12/01/54, (5-year CMT + 2.670%)(c)	7,015	7,305,796
Entergy Louisiana LLC
2.40%, 10/01/26	2,378	2,333,874
3.12%, 09/01/27	2,728	2,680,708
3.25%, 04/01/28	2,542	2,498,328
Entergy Mississippi LLC, 2.85%, 06/01/28(a)	2,135	2,073,857
Entergy Texas Inc., 4.00%, 03/30/29	1,900	1,891,219
Evergy Inc.
2.90%, 09/15/29(a)	5,250	4,973,860
6.65%, 06/01/55, (5-year CMT + 2.558%)(a)(c)	2,520	2,556,834
Evergy Kansas Central Inc.
3.10%, 04/01/27	1,740	1,716,558
4.70%, 03/13/28	1,735	1,756,678
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30(a)	2,340	2,142,539
Evergy Missouri West Inc., 5.15%, 12/15/27(a)(b)	2,128	2,166,764
Eversource Energy
2.90%, 03/01/27	3,665	3,598,847
4.60%, 07/01/27(a)	3,441	3,463,131
5.00%, 01/01/27	2,070	2,089,568
5.45%, 03/01/28	7,422	7,633,404
5.95%, 02/01/29	4,305	4,516,082
Series M, 3.30%, 01/15/28(a)	2,635	2,581,037
Series O, 4.25%, 04/01/29	2,792	2,782,783
Series R, 1.65%, 08/15/30	2,500	2,192,947
Exelon Corp.
2.75%, 03/15/27	3,775	3,697,972
4.05%, 04/15/30(a)	7,410	7,329,520
5.15%, 03/15/28	5,525	5,651,810
5.15%, 03/15/29	3,677	3,783,573
Fells Point Funding Trust, 3.05%, 01/31/27(b)	5,789	5,689,497
FirstEnergy Corp.
2.65%, 03/01/30	3,535	3,278,975
Series B, 3.90%, 07/15/27	8,475	8,413,130
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	1,830	1,785,987
3.60%, 06/01/29(a)(b)	1,800	1,752,736
Security	Par (000)	Value
Electric (continued)
4.30%, 01/15/29(a)(b)	$2,535	$2,535,374
5.20%, 04/01/28(a)(b)	2,415	2,471,400
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	3,020	2,902,725
4.55%, 01/15/30	2,395	2,414,182
Florida Power & Light Co.
4.40%, 05/15/28	4,592	4,634,799
4.63%, 05/15/30	3,356	3,420,084
5.05%, 04/01/28	6,079	6,241,525
5.15%, 06/15/29(a)	4,702	4,879,187
Series A, 3.30%, 05/30/27	1,713	1,694,086
Fortis Inc./Canada, 3.06%, 10/04/26(a)	6,433	6,335,397
Georgia Power Co.
3.25%, 03/30/27	2,145	2,119,872
4.55%, 03/15/30(a)	3,460	3,514,960
4.65%, 05/16/28	4,174	4,235,747
5.00%, 02/23/27(a)	2,655	2,692,212
Series B, 2.65%, 09/15/29(a)	4,135	3,911,551
Hanwha Futureproof Corp., 4.75%, 04/30/28(b)	410	416,598
Indiana Michigan Power Co., 3.85%, 05/15/28	2,040	2,029,489
Infraestructura Energetica Nova SAPI de CV, 3.75%, 01/14/28(b)	1,180	1,157,380
Interstate Power & Light Co.
2.30%, 06/01/30	1,860	1,696,146
3.60%, 04/01/29(a)	1,325	1,300,221
4.10%, 09/26/28	3,315	3,316,487
IPALCO Enterprises Inc., 4.25%, 05/01/30	2,885	2,817,798
ITC Holdings Corp.
2.95%, 05/14/30(b)	4,285	4,026,564
3.35%, 11/15/27	3,340	3,274,950
4.95%, 09/22/27(b)	4,902	4,965,049
Kallpa Generacion SA, 4.13%, 08/16/27(b)	3,834	3,807,690
Liberty Utilities Co., 5.58%, 01/31/29(b)	3,100	3,197,623
MidAmerican Energy Co.
3.10%, 05/01/27	2,255	2,225,857
3.65%, 04/15/29	5,085	5,016,975
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	3,535	3,524,326
Minejesa Capital BV, 4.63%, 08/10/30(b)	3,596	3,569,353
Mississippi Power Co., 3.95%, 03/30/28(a)	1,785	1,783,342
Monongahela Power Co., 3.55%, 05/15/27(a)(b)	2,594	2,565,853
Narragansett Electric Co. (The)
3.40%, 04/09/30(b)	3,550	3,410,792
3.92%, 08/01/28(a)(b)	1,350	1,344,751
National Grid PLC, 5.60%, 06/12/28	4,375	4,527,962
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	3,145	2,923,736
3.05%, 04/25/27	2,038	2,005,675
3.40%, 02/07/28(a)	4,570	4,501,833
3.70%, 03/15/29	2,715	2,678,296
3.90%, 11/01/28(a)	1,979	1,967,370
4.12%, 09/16/27	3,071	3,077,953
4.75%, 02/07/28	3,140	3,189,144
4.80%, 02/05/27	3,340	3,371,538
4.80%, 03/15/28	3,708	3,780,975
4.85%, 02/07/29(a)	2,875	2,943,107
4.95%, 02/07/30(a)	2,935	3,023,913
5.05%, 09/15/28	2,285	2,344,484
5.10%, 05/06/27(a)	2,645	2,688,656
5.15%, 06/15/29(a)	2,851	2,956,677
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.60%, 11/13/26	$2,146	$2,178,694
7.13%, 09/15/53, (5-year CMT + 3.533%)(a)(c)	1,790	1,879,385
Series D, 4.15%, 08/25/28	2,850	2,860,297
Nevada Power Co.
6.25%, 05/15/55, (5-year CMT + 1.936%)(c)	1,025	1,028,349
Series CC, 3.70%, 05/01/29	2,490	2,451,232
Series DD, 2.40%, 05/01/30(a)	2,645	2,446,746
New York State Electric & Gas Corp.
3.25%, 12/01/26(b)	2,160	2,134,358
5.65%, 08/15/28(a)(b)	2,140	2,223,205
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27(a)	5,897	5,715,386
1.90%, 06/15/28	8,650	8,158,828
2.25%, 06/01/30(a)	10,680	9,736,457
2.75%, 11/01/29	5,735	5,416,315
3.50%, 04/01/29	3,210	3,136,115
3.55%, 05/01/27(a)	8,295	8,209,620
3.80%, 03/15/82, (5-year CMT + 2.547%)(c)	3,205	3,088,553
4.63%, 07/15/27(a)	7,108	7,169,011
4.69%, 09/01/27(a)	3,040	3,068,730
4.80%, 12/01/77(c)	3,120	3,009,020
4.85%, 02/04/28	5,950	6,047,946
4.90%, 02/28/28	7,370	7,495,525
4.90%, 03/15/29	5,625	5,744,824
5.00%, 02/28/30(a)	4,165	4,294,722
5.05%, 03/15/30	6,383	6,570,769
5.65%, 05/01/79(a)(c)	2,786	2,778,255
6.38%, 08/15/55, (5-year CMT + 2.053%)(c)	6,000	6,185,286
6.70%, 09/01/54, (5-year CMT + 2.364%)(c)	4,495	4,617,309
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	3,400	3,042,326
4.28%, 12/15/28(b)	2,735	2,734,201
NorthWestern Corp., 5.07%, 03/21/30(a)(b)	1,895	1,941,798
NRG Energy Inc.
2.45%, 12/02/27(b)	4,965	4,740,314
4.45%, 06/15/29(b)	2,895	2,867,174
NSTAR Electric Co.
3.20%, 05/15/27	3,896	3,842,402
3.25%, 05/15/29	2,945	2,858,149
3.95%, 04/01/30	2,090	2,071,476
4.85%, 03/01/30(a)	2,670	2,734,304
OGE Energy Corp., 5.45%, 05/15/29(a)	2,020	2,099,133
Ohio Edison Co., 4.95%, 12/15/29(a)(b)	1,805	1,844,795
Ohio Power Co., Series P, 2.60%, 04/01/30(a)	1,445	1,344,233
Oklahoma Gas & Electric Co.
3.25%, 04/01/30(a)	2,015	1,935,466
3.30%, 03/15/30	1,735	1,663,325
3.80%, 08/15/28(a)	2,430	2,417,025
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	3,865	3,621,884
3.70%, 11/15/28	3,715	3,679,371
4.30%, 05/15/28(a)	2,325	2,342,918
4.50%, 03/20/27(b)	2,905	2,924,991
4.65%, 11/01/29	3,580	3,640,063
Pacific Gas and Electric Co.
2.10%, 08/01/27	5,618	5,384,096
3.00%, 06/15/28	4,702	4,531,301
3.30%, 03/15/27	2,365	2,326,107
3.30%, 12/01/27	6,566	6,410,062
3.75%, 07/01/28	4,723	4,634,135
Security	Par (000)	Value
Electric (continued)
4.20%, 03/01/29(a)	$2,256	$2,233,835
4.55%, 07/01/30	19,860	19,668,997
4.65%, 08/01/28	1,682	1,683,759
5.00%, 06/04/28	2,225	2,256,785
5.45%, 06/15/27	2,622	2,661,314
5.55%, 05/15/29	5,052	5,194,272
6.10%, 01/15/29	4,717	4,922,121
PacifiCorp
3.50%, 06/15/29	2,350	2,286,188
5.10%, 02/15/29(a)	2,925	2,995,783
Palomino Funding Trust I, 7.23%, 05/17/28(a)(b)	2,845	3,021,491
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(b)	2,515	2,551,715
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(b)	2,715	2,533,723
3.38%, 02/05/30(a)(b)	3,960	3,787,861
3.88%, 07/17/29(b)	3,313	3,244,149
4.13%, 05/15/27(a)(b)	10,705	10,665,087
5.38%, 01/25/29(a)(b)	2,155	2,217,105
5.45%, 05/21/28(a)(b)	5,590	5,735,821
Pinnacle West Capital Corp.
4.90%, 05/15/28	2,500	2,537,346
5.15%, 05/15/30	1,595	1,640,858
PPL Capital Funding Inc., 4.13%, 04/15/30(a)	2,325	2,303,228
PSEG Power LLC, 5.20%, 05/15/30(a)(b)	4,700	4,835,864
Public Service Co. of Colorado, 3.70%, 06/15/28	1,675	1,664,161
Public Service Co. of New Hampshire, 4.40%, 07/01/28	1,835	1,854,194
Public Service Electric & Gas Co.
2.25%, 09/15/26	2,473	2,427,045
2.45%, 01/15/30	2,065	1,925,092
3.00%, 05/15/27	2,459	2,421,995
3.20%, 05/15/29(a)	2,109	2,048,048
3.65%, 09/01/28	1,519	1,503,418
3.70%, 05/01/28	1,445	1,437,199
Public Service Enterprise Group Inc.
1.60%, 08/15/30	2,130	1,860,044
4.90%, 03/15/30	3,685	3,767,670
5.20%, 04/01/29	4,525	4,666,972
5.85%, 11/15/27	4,120	4,269,502
5.88%, 10/15/28	3,565	3,732,298
Puget Energy Inc.
2.38%, 06/15/28	3,232	3,066,831
4.10%, 06/15/30(a)	2,835	2,763,828
Puget Sound Energy Inc., 7.02%, 12/01/27(a)	1,265	1,344,524
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	2,860	2,816,872
San Diego Gas & Electric Co., 4.95%, 08/15/28	3,640	3,735,823
Sempra
3.25%, 06/15/27	4,203	4,131,069
3.40%, 02/01/28	5,909	5,786,557
3.70%, 04/01/29(a)	2,625	2,573,028
4.13%, 04/01/52, (5-year CMT + 2.868%)(c)	5,828	5,648,248
6.63%, 04/01/55, (5-year CMT + 2.354%)(c)	1,635	1,639,534
6.88%, 10/01/54, (5-year CMT + 2.789%)(c)	6,760	6,859,676
Southern California Edison Co.
2.25%, 06/01/30	2,060	1,852,642
2.85%, 08/01/29	2,935	2,762,397
4.40%, 09/06/26(a)	2,578	2,579,590

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.88%, 02/01/27(a)	$2,890	$2,914,327
5.15%, 06/01/29	3,435	3,506,000
5.25%, 03/15/30	5,455	5,581,465
5.30%, 03/01/28(a)	3,880	3,965,784
5.65%, 10/01/28	3,303	3,419,783
5.85%, 11/01/27(a)	4,380	4,512,247
6.65%, 04/01/29	1,820	1,913,932
Series A, 4.20%, 03/01/29(a)	2,835	2,810,738
Series B, 3.65%, 03/01/28(a)	2,425	2,385,567
Series D, 4.70%, 06/01/27	3,438	3,456,579
Southern Co. (The)
4.85%, 06/15/28	4,315	4,401,370
5.11%, 08/01/27	4,848	4,941,071
5.50%, 03/15/29	5,845	6,093,050
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(c)	5,744	5,657,306
Series 21-B, 1.75%, 03/15/28(a)	2,415	2,279,678
Series A, 3.70%, 04/30/30	5,585	5,450,736
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26(a)	2,253	2,215,294
Series M, 4.10%, 09/15/28	3,370	3,363,911
SP Group Treasury Pte Ltd.
3.38%, 02/27/29(a)(b)	4,540	4,447,274
4.63%, 11/21/29(a)(b)	1,440	1,475,010
SP PowerAssets Ltd., 3.00%, 09/26/27(b)	4,285	4,201,498
State Grid Overseas Investment BVI Ltd.
3.50%, 05/04/27(a)(b)	17,163	17,060,041
4.25%, 05/02/28(a)(b)	5,155	5,195,542
System Energy Resources Inc., 6.00%, 04/15/28	2,069	2,155,407
Tampa Electric Co., 4.90%, 03/01/29	3,235	3,311,401
Transelec SA, 3.88%, 01/12/29(b)	180	175,985
Union Electric Co.
2.95%, 06/15/27	2,316	2,277,681
2.95%, 03/15/30(a)	2,765	2,632,595
3.50%, 03/15/29	2,505	2,455,980
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29	2,854	2,731,816
Series A, 3.50%, 03/15/27(a)	4,431	4,396,487
Series A, 3.80%, 04/01/28(a)	3,789	3,778,184
Series B, 2.95%, 11/15/26	2,389	2,354,882
Series B, 3.75%, 05/15/27(a)	2,949	2,934,287
Vistra Operations Co. LLC
3.70%, 01/30/27(b)	4,607	4,562,817
4.30%, 07/15/29(b)	4,780	4,732,781
5.05%, 12/30/26(b)	665	669,897
WEC Energy Group Inc.
1.38%, 10/15/27(a)	2,918	2,762,411
2.20%, 12/15/28	3,002	2,821,258
4.75%, 01/15/28(a)	2,860	2,903,857
5.15%, 10/01/27	2,515	2,561,545
5.60%, 09/12/26	1,654	1,674,516
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	824	776,058
5.00%, 05/15/29	2,065	2,128,672
Wisconsin Power and Light Co.
3.00%, 07/01/29	2,014	1,928,509
3.05%, 10/15/27	2,094	2,046,365
Wisconsin Public Service Corp., 4.55%, 12/01/29	1,950	1,984,911
Security	Par (000)	Value
Electric (continued)
Xcel Energy Inc.
1.75%, 03/15/27	$2,934	$2,828,187
2.60%, 12/01/29	3,025	2,821,020
3.35%, 12/01/26	2,815	2,782,998
3.40%, 06/01/30	3,113	2,981,044
4.00%, 06/15/28	3,670	3,663,372
4.75%, 03/21/28	2,220	2,247,425
		1,294,848,755
Electrical Components & Equipment — 0.1%
ABB Finance USA Inc., 3.80%, 04/03/28(a)	970	972,466
Emerson Electric Co.
0.88%, 10/15/26	4,049	3,913,990
1.80%, 10/15/27	2,924	2,800,665
2.00%, 12/21/28(a)	6,255	5,886,213
Molex Electronic Technologies LLC, 4.75%, 04/30/28(b)	2,225	2,248,561
		15,821,895
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29	2,970	2,873,245
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27	2,415	2,377,311
Amphenol Corp.
2.80%, 02/15/30	2,925	2,766,646
4.35%, 06/01/29(a)	3,125	3,153,885
4.38%, 06/12/28	2,315	2,337,114
5.05%, 04/05/27(a)	3,420	3,471,833
5.05%, 04/05/29	2,884	2,973,819
Arrow Electronics Inc.
3.88%, 01/12/28(a)	3,125	3,084,367
5.15%, 08/21/29(a)	3,315	3,390,966
Avnet Inc., 6.25%, 03/15/28	3,005	3,129,204
Flex Ltd.
4.88%, 06/15/29	3,789	3,831,107
4.88%, 05/12/30	3,750	3,790,453
6.00%, 01/15/28	2,485	2,573,267
Honeywell International Inc.
1.10%, 03/01/27(a)	5,430	5,195,048
1.95%, 06/01/30	4,835	4,371,792
2.50%, 11/01/26	8,277	8,130,430
2.70%, 08/15/29	4,630	4,402,948
4.25%, 01/15/29	4,015	4,040,660
4.65%, 07/30/27	6,520	6,599,228
4.70%, 02/01/30(a)	6,455	6,577,806
4.88%, 09/01/29(a)	3,114	3,207,240
4.95%, 02/15/28(a)	3,321	3,398,392
Hubbell Inc.
3.15%, 08/15/27	1,525	1,494,570
3.50%, 02/15/28	2,605	2,563,896
Jabil Inc.
3.60%, 01/15/30(a)	3,215	3,088,820
3.95%, 01/12/28	2,980	2,954,553
4.25%, 05/15/27	2,983	2,983,357
5.45%, 02/01/29	1,970	2,024,764
Keysight Technologies Inc.
3.00%, 10/30/29	2,737	2,598,443
4.60%, 04/06/27	4,094	4,112,745
5.35%, 07/30/30	5,032	5,228,056
TD SYNNEX Corp., 2.38%, 08/09/28(a)	2,320	2,198,785
Trimble Inc., 4.90%, 06/15/28	3,660	3,712,826
Tyco Electronics Group SA
3.13%, 08/15/27	2,359	2,316,796
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
4.63%, 02/01/30	$2,620	$2,668,043
Vontier Corp., 2.40%, 04/01/28(a)	3,290	3,126,955
		126,749,370
Energy - Alternate Sources — 0.0%
Hanwha Energy USA Holdings Corp., 4.38%, 07/02/28(b)	185	186,270
Engineering & Construction — 0.2%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	3,632	3,829,162
MasTec Inc.
4.50%, 08/15/28(a)(b)	2,700	2,683,502
5.90%, 06/15/29(a)	3,100	3,238,049
Mexico City Airport Trust
3.88%, 04/30/28(a)(b)	5,735	5,590,650
4.25%, 10/31/26(b)	3,939	3,916,587
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(b)	610	628,651
Ste Transcore Holdings Inc., 3.38%, 05/05/27(b)	6,625	6,556,723
Vinci SA, 3.75%, 04/10/29(a)(b)	6,288	6,173,465
		32,616,789
Entertainment — 0.0%
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29(b)	2,635	2,729,689
WMG Acquisition Corp.
3.75%, 12/01/29(a)(b)	3,615	3,430,580
3.88%, 07/15/30(b)	2,560	2,432,533
		8,592,802
Environmental Control — 0.4%
GFL Environmental Inc., 3.50%, 09/01/28(a)(b)	450	435,863
Republic Services Inc.
2.30%, 03/01/30	3,710	3,429,760
3.38%, 11/15/27	3,730	3,687,257
3.95%, 05/15/28	4,847	4,845,328
4.75%, 07/15/30(a)	2,100	2,155,804
4.88%, 04/01/29	4,775	4,896,523
5.00%, 11/15/29(a)	3,010	3,110,921
Veralto Corp.
5.35%, 09/18/28	4,245	4,383,569
5.50%, 09/18/26(a)	3,810	3,849,472
Waste Connections Inc.
2.60%, 02/01/30(a)	3,725	3,501,532
3.50%, 05/01/29(a)	3,135	3,085,296
4.25%, 12/01/28(a)	3,260	3,283,718
Waste Management Inc.
1.15%, 03/15/28(a)	2,900	2,707,728
2.00%, 06/01/29(a)	2,710	2,519,904
3.15%, 11/15/27	4,341	4,267,697
3.88%, 01/15/29(a)	2,960	2,936,828
4.50%, 03/15/28	5,240	5,305,046
4.63%, 02/15/30	4,621	4,706,399
4.65%, 03/15/30(a)	4,205	4,288,278
4.88%, 02/15/29(a)	4,415	4,540,848
4.95%, 07/03/27	4,026	4,097,381
7.00%, 07/15/28	1,850	1,995,274
		78,030,426
Food — 1.7%
Ahold Finance USA LLC, 6.88%, 05/01/29	2,975	3,243,332
Bimbo Bakeries USA Inc., 6.05%, 01/15/29(a)(b)	2,260	2,371,079
Cencosud SA, 4.38%, 07/17/27(a)(b)	4,905	4,887,747
Security	Par (000)	Value
Food (continued)
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(b)	$350	$324,336
Conagra Brands Inc.
1.38%, 11/01/27	5,592	5,243,853
4.85%, 11/01/28	7,325	7,403,979
5.00%, 08/01/30(a)	2,825	2,848,787
5.30%, 10/01/26	2,730	2,755,268
7.00%, 10/01/28	2,465	2,631,699
7.13%, 10/01/26	1,605	1,646,832
Danone SA, 2.95%, 11/02/26(a)(b)	11,534	11,369,367
Flowers Foods Inc., 3.50%, 10/01/26	2,090	2,065,641
General Mills Inc.
2.88%, 04/15/30(a)	1,120	1,053,778
3.20%, 02/10/27	4,307	4,248,788
4.20%, 04/17/28(a)	8,421	8,427,674
4.70%, 01/30/27	2,971	2,988,883
4.88%, 01/30/30	6,230	6,369,933
5.50%, 10/17/28(a)	3,422	3,557,117
Hershey Co. (The)
1.70%, 06/01/30	1,520	1,361,150
2.45%, 11/15/29	2,070	1,940,436
4.25%, 05/04/28(a)	2,735	2,760,530
4.55%, 02/24/28(a)	2,320	2,357,732
4.75%, 02/24/30	3,590	3,684,124
Hormel Foods Corp.
1.70%, 06/03/28	4,722	4,436,670
1.80%, 06/11/30(a)	5,610	5,024,512
4.80%, 03/30/27	2,980	3,011,866
Ingredion Inc.
2.90%, 06/01/30	3,860	3,612,227
3.20%, 10/01/26	3,042	3,008,590
J.M. Smucker Co. (The)
2.38%, 03/15/30(a)	1,915	1,763,100
3.38%, 12/15/27(a)	3,433	3,382,985
5.90%, 11/15/28	4,952	5,198,385
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.00%, 02/02/29(a)	4,005	3,830,791
Kellanova
2.10%, 06/01/30	2,695	2,444,120
3.40%, 11/15/27	4,335	4,275,790
4.30%, 05/15/28	4,565	4,593,675
Kraft Heinz Foods Co.
3.75%, 04/01/30(a)	4,720	4,579,693
3.88%, 05/15/27	7,807	7,756,268
4.63%, 01/30/29(a)	2,560	2,583,946
Kroger Co. (The)
2.20%, 05/01/30(a)	2,835	2,593,657
2.65%, 10/15/26(a)	4,396	4,323,029
3.70%, 08/01/27	3,074	3,051,933
4.50%, 01/15/29(a)	4,310	4,363,266
8.00%, 09/15/29(a)	400	450,619
Series B, 7.70%, 06/01/29	1,915	2,143,730
Mars Inc.
3.20%, 04/01/30(a)(b)	5,080	4,857,158
4.45%, 03/01/27(a)(b)	11,110	11,177,005
4.55%, 04/20/28(a)(b)	5,748	5,820,668
4.60%, 03/01/28(a)(b)	18,545	18,775,990
4.80%, 03/01/30(a)(b)	26,485	26,991,091
McCormick & Co. Inc./MD
2.50%, 04/15/30(a)	3,060	2,824,143
3.40%, 08/15/27	4,368	4,312,276

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Mondelez International Holdings Netherlands BV, 1.25%, 09/24/26(a)(b)	$1,980	$1,919,210
Mondelez International Inc.
2.63%, 03/17/27	3,985	3,895,408
2.75%, 04/13/30(a)	4,065	3,805,875
4.13%, 05/07/28	3,163	3,168,469
4.25%, 05/06/28(a)	2,790	2,799,036
4.50%, 05/06/30(a)	3,650	3,675,975
4.75%, 02/20/29(a)	3,575	3,657,122
Nestle Capital Corp., 4.65%, 03/12/29(a)(b)	3,755	3,837,923
Nestle Holdings Inc.
1.00%, 09/15/27(a)(b)	6,438	6,076,413
1.15%, 01/14/27(a)(b)	3,063	2,952,935
1.50%, 09/14/28(a)(b)	5,910	5,513,347
3.63%, 09/24/28(b)	7,415	7,352,248
4.13%, 10/01/27(b)	3,185	3,199,536
4.25%, 10/01/29(a)(b)	2,565	2,591,173
4.95%, 03/14/30(a)(b)	3,580	3,686,697
5.00%, 03/14/28(a)(b)	4,963	5,090,103
5.00%, 09/12/28(a)(b)	2,682	2,759,794
Sigma Finance Netherlands BV, 4.88%, 03/27/28(a)(b)	1,340	1,347,168
Smithfield Foods Inc.
4.25%, 02/01/27(b)	2,900	2,873,606
5.20%, 04/01/29(a)(b)	950	962,534
Sysco Corp.
2.40%, 02/15/30(a)	4,180	3,862,148
3.25%, 07/15/27	4,433	4,372,439
5.75%, 01/17/29	3,540	3,710,100
5.95%, 04/01/30	4,275	4,546,959
The Campbell's Co.
2.38%, 04/24/30	2,032	1,855,727
4.15%, 03/15/28	6,104	6,103,968
5.20%, 03/19/27	2,945	2,989,779
5.20%, 03/21/29	4,030	4,138,546
Tyson Foods Inc.
3.55%, 06/02/27	7,782	7,699,921
4.35%, 03/01/29(a)	5,565	5,567,040
5.40%, 03/15/29	3,845	3,983,703
		356,724,150
Food Service — 0.0%
Sodexo Inc., 5.15%, 08/15/30(b)	2,600	2,668,913
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	3,020	2,969,217
4.20%, 01/29/30(a)(b)	3,105	2,963,424
4.25%, 04/30/29(b)	2,027	1,964,897
Georgia-Pacific LLC
2.10%, 04/30/27(a)(b)	3,695	3,584,151
2.30%, 04/30/30(a)(b)	5,205	4,792,607
4.40%, 06/30/28(b)	3,150	3,178,256
7.25%, 06/01/28(a)	1,455	1,570,920
7.75%, 11/15/29(a)	3,645	4,143,797
Inversiones CMPC SA
3.85%, 01/13/30(b)	2,620	2,512,358
4.38%, 04/04/27(b)	2,663	2,650,772
Suzano Austria GmbH
2.50%, 09/15/28	2,510	2,344,943
5.00%, 01/15/30	5,885	5,874,247
6.00%, 01/15/29	9,536	9,811,600
Security	Par (000)	Value
Forest Products & Paper (continued)
Suzano International Finance BV, 5.50%, 01/17/27	$4,410	$4,459,454
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	1,115	1,180,283
		54,000,926
Gas — 0.5%
APA Infrastructure Ltd., 4.25%, 07/15/27(a)(b)	5,147	5,143,162
Atmos Energy Corp.
2.63%, 09/15/29(a)	2,825	2,668,802
3.00%, 06/15/27	2,726	2,683,784
Boston Gas Co.
3.00%, 08/01/29(b)	2,795	2,668,912
3.15%, 08/01/27(b)	3,065	3,006,105
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29(a)(b)	3,400	3,339,446
4.63%, 08/05/27(b)	1,810	1,821,393
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	1,795	1,787,766
5.25%, 03/01/28	5,330	5,471,976
East Ohio Gas Co. (The), 2.00%, 06/15/30(a)(b)	2,820	2,530,130
ENN Energy Holdings Ltd., 4.63%, 05/17/27(a)(b)	3,585	3,596,339
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30(b)	2,200	2,193,378
Korea Gas Corp., 2.88%, 07/16/29(b)	1,795	1,719,570
National Fuel Gas Co.
3.95%, 09/15/27(a)	2,188	2,164,995
4.75%, 09/01/28	1,715	1,720,341
5.50%, 10/01/26	2,045	2,066,201
5.50%, 03/15/30	3,170	3,275,210
NiSource Inc.
2.95%, 09/01/29	4,934	4,707,557
3.49%, 05/15/27	5,956	5,893,244
3.60%, 05/01/30	5,875	5,693,119
5.20%, 07/01/29	3,561	3,673,878
5.25%, 03/30/28(a)	6,335	6,509,305
6.95%, 11/30/54, (5-year CMT + 2.451%)(a)(c)	1,925	2,001,594
ONE Gas Inc.
2.00%, 05/15/30(a)	1,460	1,327,459
5.10%, 04/01/29	3,570	3,682,238
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	3,580	3,489,526
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)(b)	2,955	2,784,638
Snam SpA, 5.00%, 05/28/30(b)	4,315	4,372,666
Southern California Gas Co.
2.95%, 04/15/27	4,060	3,987,489
Series XX, 2.55%, 02/01/30(a)	3,990	3,717,212
Southwest Gas Corp.
2.20%, 06/15/30(a)	2,665	2,414,309
3.70%, 04/01/28(a)	1,164	1,148,844
5.45%, 03/23/28	1,882	1,935,754
5.80%, 12/01/27(a)	1,850	1,904,984
		107,101,326
Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28	1,735	1,747,424
Snap-on Inc., 3.25%, 03/01/27(a)	1,588	1,569,768
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	4,630	4,217,346
4.25%, 11/15/28	3,045	3,051,142
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools (continued)
6.00%, 03/06/28	$2,453	$2,554,562
		13,140,242
Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28	4,215	3,963,700
1.40%, 06/30/30(a)	3,875	3,445,945
3.75%, 11/30/26	9,869	9,849,909
Agilent Technologies Inc.
2.10%, 06/04/30	3,070	2,779,738
2.75%, 09/15/29	3,355	3,175,246
3.05%, 09/22/26	1,909	1,884,302
4.20%, 09/09/27(a)	3,295	3,296,314
Alcon Finance Corp.
2.60%, 05/27/30(a)(b)	3,820	3,544,008
2.75%, 09/23/26(b)	2,969	2,915,077
3.00%, 09/23/29(b)	6,925	6,604,149
Baxter International Inc.
1.92%, 02/01/27	8,237	7,966,977
2.27%, 12/01/28	7,735	7,258,628
3.95%, 04/01/30	2,485	2,440,664
Boston Scientific Corp.
2.65%, 06/01/30	7,065	6,596,487
4.00%, 03/01/28	1,150	1,152,686
4.00%, 03/01/29(a)	2,150	2,144,435
Dentsply Sirona Inc., 3.25%, 06/01/30(a)	3,990	3,664,753
DH Europe Finance II SARL, 2.60%, 11/15/29	5,295	4,984,012
Edwards Lifesciences Corp., 4.30%, 06/15/28	3,830	3,852,095
GE HealthCare Technologies Inc.
4.80%, 08/14/29	5,780	5,900,889
5.65%, 11/15/27	10,330	10,651,926
5.86%, 03/15/30	5,820	6,179,685
Medtronic Global Holdings SCA, 4.25%, 03/30/28	6,138	6,184,545
Olympus Corp., 2.14%, 12/08/26(b)	2,987	2,907,706
Revvity Inc.
1.90%, 09/15/28	2,635	2,451,492
3.30%, 09/15/29	5,350	5,111,226
Smith & Nephew PLC, 5.15%, 03/20/27(a)	2,215	2,245,850
Solventum Corp.
5.40%, 03/01/29	9,464	9,867,470
5.45%, 02/25/27	5,965	6,079,356
Stryker Corp.
1.95%, 06/15/30	5,725	5,166,640
3.65%, 03/07/28	3,653	3,625,069
4.25%, 09/11/29(a)	4,600	4,615,444
4.55%, 02/10/27(a)	3,042	3,066,840
4.70%, 02/10/28	4,150	4,211,537
4.85%, 12/08/28	4,040	4,139,401
4.85%, 02/10/30	4,795	4,919,780
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	4,005	3,744,363
2.60%, 10/01/29	5,990	5,675,170
4.80%, 11/21/27(a)	3,934	4,000,098
4.98%, 08/10/30	1,067	1,104,252
5.00%, 12/05/26	5,715	5,778,496
5.00%, 01/31/29(a)	6,030	6,209,772
Zimmer Biomet Holdings Inc.
3.55%, 03/20/30	1,550	1,492,775
4.70%, 02/19/27	3,385	3,409,061
5.05%, 02/19/30	3,690	3,797,589
Security	Par (000)	Value
Health Care - Products (continued)
5.35%, 12/01/28	$3,565	$3,691,745
		207,747,302
Health Care - Services — 2.0%
Adventist Health System/West, 2.95%, 03/01/29(a)	1,900	1,790,563
Advocate Health & Hospitals Corp., 3.83%, 08/15/28(a)	2,590	2,576,043
Ascension Health, Series B, 2.53%, 11/15/29(a)	1,655	1,556,615
Banner Health, 2.34%, 01/01/30	210	194,668
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	85	82,293
Series 2018, 4.30%, 07/01/28	395	396,068
Centene Corp.
2.45%, 07/15/28	12,672	11,706,855
3.38%, 02/15/30	11,440	10,425,311
4.25%, 12/15/27	13,383	13,069,224
4.63%, 12/15/29(a)	19,130	18,424,451
CHRISTUS Health, Series C, 4.34%, 07/01/28(a)	495	496,822
Cigna Group (The)
2.40%, 03/15/30	7,650	7,051,419
3.05%, 10/15/27	3,356	3,285,318
3.40%, 03/01/27	7,289	7,210,777
4.38%, 10/15/28	21,687	21,804,601
5.00%, 05/15/29(a)	6,271	6,442,281
CommonSpirit Health, 3.35%, 10/01/29	50	48,212
Elevance Health Inc.
2.25%, 05/15/30	4,620	4,213,281
2.88%, 09/15/29	5,604	5,314,129
3.65%, 12/01/27(a)	8,430	8,358,349
4.10%, 03/01/28	7,140	7,134,953
4.50%, 10/30/26(a)	1,936	1,943,370
4.75%, 02/15/30(a)	5,445	5,533,776
5.15%, 06/15/29(a)	4,000	4,118,622
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26(b)	4,925	4,756,530
3.75%, 06/15/29(a)(b)	2,641	2,564,651
HCA Inc.
3.13%, 03/15/27	5,364	5,277,217
3.38%, 03/15/29	2,883	2,790,637
4.13%, 06/15/29	11,574	11,463,151
4.50%, 02/15/27	6,990	6,995,530
5.00%, 03/01/28(a)	4,030	4,102,931
5.20%, 06/01/28(a)	5,797	5,937,829
5.25%, 03/01/30(a)	4,575	4,727,607
5.38%, 09/01/26	5,519	5,539,614
5.63%, 09/01/28	8,357	8,619,587
5.88%, 02/01/29(a)	5,845	6,092,559
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	4,055	3,672,786
5.20%, 06/15/29(a)(b)	4,535	4,666,951
Humana Inc.
1.35%, 02/03/27	3,115	2,991,847
3.13%, 08/15/29	2,325	2,211,409
3.70%, 03/23/29	3,560	3,489,139
3.95%, 03/15/27	2,674	2,665,767
4.88%, 04/01/30	2,500	2,532,568
5.75%, 03/01/28	2,415	2,499,378
5.75%, 12/01/28(a)	2,875	2,996,532

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
ICON Investments Six DAC
5.81%, 05/08/27	$3,560	$3,633,949
5.85%, 05/08/29	4,670	4,883,899
IQVIA Inc.
5.70%, 05/15/28(a)	4,450	4,591,955
6.25%, 02/01/29	7,390	7,779,268
Kaiser Foundation Hospitals, 3.15%, 05/01/27	3,320	3,277,368
Laboratory Corp. of America Holdings
2.95%, 12/01/29	4,040	3,826,417
3.60%, 09/01/27	3,871	3,837,621
4.35%, 04/01/30	3,945	3,946,975
Premier Health Partners, Series G, 2.91%, 11/15/26	1,432	1,404,160
Providence St. Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29	625	582,640
Series H, 2.75%, 10/01/26	1,220	1,200,960
Quest Diagnostics Inc.
2.95%, 06/30/30(a)	2,715	2,552,307
4.20%, 06/30/29(a)	3,460	3,462,438
4.60%, 12/15/27(a)	2,568	2,596,006
4.63%, 12/15/29(a)	3,885	3,944,838
Roche Holdings Inc.
1.93%, 12/13/28(a)(b)	12,200	11,462,484
2.31%, 03/10/27(b)	7,262	7,092,731
2.38%, 01/28/27(a)(b)	4,933	4,831,197
3.63%, 09/17/28(a)(b)	1,040	1,032,484
4.20%, 09/09/29(b)	5,535	5,561,536
4.79%, 03/08/29(a)(b)	5,735	5,870,895
5.27%, 11/13/26(b)	6,023	6,111,980
5.34%, 11/13/28(b)	7,865	8,170,252
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	290	284,784
SSM Health Care Corp.
4.89%, 06/01/28	155	157,731
Series A, 3.82%, 06/01/27(a)	2,695	2,681,174
UnitedHealth Group Inc.
3.70%, 05/15/27	3,480	3,460,222
2.00%, 05/15/30	7,065	6,392,016
2.88%, 08/15/29	5,614	5,343,900
2.95%, 10/15/27	5,443	5,322,220
3.38%, 04/15/27(a)	3,213	3,178,277
3.45%, 01/15/27(a)	4,317	4,280,867
3.85%, 06/15/28(a)	6,571	6,543,451
3.88%, 12/15/28(a)	5,104	5,065,509
4.00%, 05/15/29	4,968	4,942,007
4.25%, 01/15/29	7,397	7,426,472
4.40%, 06/15/28	2,560	2,584,737
4.60%, 04/15/27(a)	2,910	2,933,531
4.70%, 04/15/29	2,201	2,240,763
4.80%, 01/15/30	7,317	7,475,917
5.25%, 02/15/28	5,510	5,665,027
5.30%, 02/15/30	7,625	7,934,437
Universal Health Services Inc.
1.65%, 09/01/26(a)	4,150	4,034,304
4.63%, 10/15/29	3,210	3,202,165
		432,576,092
Holding Companies - Diversified — 1.4%
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(a)(b)	2,855	2,803,871
Antares Holdings LP
2.75%, 01/15/27(b)	2,775	2,682,363
Security	Par (000)	Value
Holding Companies - Diversified (continued)
3.75%, 07/15/27(b)	$3,500	$3,400,182
6.35%, 10/23/29(b)	2,870	2,919,515
6.50%, 02/08/29(a)(b)	2,850	2,910,273
7.95%, 08/11/28(b)	350	372,400
Apollo Debt Solutions BDC
5.88%, 08/30/30(a)(b)	2,085	2,115,711
6.90%, 04/13/29	5,875	6,181,639
Ares Capital Corp.
2.88%, 06/15/27(a)	2,701	2,632,136
2.88%, 06/15/28	7,041	6,720,445
5.88%, 03/01/29	5,795	5,963,553
5.95%, 07/15/29(a)	4,560	4,715,285
7.00%, 01/15/27	4,845	4,992,271
Ares Strategic Income Fund
5.45%, 09/09/28(b)	3,185	3,204,305
5.60%, 02/15/30(a)	4,477	4,532,463
5.70%, 03/15/28(a)	5,860	5,940,626
6.35%, 08/15/29	4,150	4,290,906
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	1,245	1,211,754
5.95%, 03/15/30(a)	2,300	2,309,722
Barings BDC Inc.
3.30%, 11/23/26	1,445	1,418,696
7.00%, 02/15/29	1,855	1,923,175
Barings Private Credit Corp., 6.15%, 06/11/30(a)(b)	2,420	2,412,487
Blackstone Private Credit Fund
2.63%, 12/15/26(a)	6,897	6,725,366
3.25%, 03/15/27	5,430	5,316,373
4.00%, 01/15/29	3,595	3,510,260
4.95%, 09/26/27(a)	2,190	2,198,792
5.25%, 04/01/30(a)	2,235	2,241,848
5.60%, 11/22/29	2,615	2,662,506
5.95%, 07/16/29	2,590	2,672,540
7.30%, 11/27/28	3,835	4,099,110
Blackstone Secured Lending Fund
2.13%, 02/15/27	3,474	3,350,643
2.75%, 09/16/26(a)	3,538	3,472,801
2.85%, 09/30/28(a)	3,697	3,493,378
5.30%, 06/30/30	2,855	2,880,071
5.35%, 04/13/28	3,975	4,032,758
5.88%, 11/15/27	1,975	2,021,083
Blue Owl Capital Corp.
2.63%, 01/15/27(a)	2,374	2,301,454
2.88%, 06/11/28	4,680	4,417,689
5.95%, 03/15/29(a)	5,530	5,615,969
6.20%, 07/15/30(a)	2,835	2,907,963
Blue Owl Capital Corp. II, 8.45%, 11/15/26	690	715,000
Blue Owl Capital Corp. III, 3.13%, 04/13/27	1,584	1,537,711
Blue Owl Credit Income Corp.
3.13%, 09/23/26	1,695	1,660,639
4.70%, 02/08/27	2,400	2,393,384
5.80%, 03/15/30	5,800	5,875,112
5.90%, 05/23/28(b)	5	5,069
6.60%, 09/15/29	5,135	5,339,675
7.75%, 09/16/27	3,440	3,611,101
7.75%, 01/15/29	3,100	3,319,045
7.95%, 06/13/28	4,015	4,296,406
Blue Owl Technology Finance Corp.
2.50%, 01/15/27(a)	1,335	1,288,779
6.10%, 03/15/28(b)	3,640	3,685,564
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	$4,115	$4,259,417
Carlyle Secured Lending Inc., 6.75%, 02/18/30(a)	1,970	2,045,670
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)(b)	4,170	4,105,065
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	2,615	2,567,804
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	3,484	3,447,142
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(b)	1,230	1,163,002
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(a)(b)	3,468	3,402,070
Franklin BSP Capital Corp., 7.20%, 06/15/29(a)	2,395	2,486,360
FS KKR Capital Corp.
2.63%, 01/15/27	2,386	2,313,927
3.13%, 10/12/28(a)	4,320	3,971,588
3.25%, 07/15/27	2,482	2,389,858
6.13%, 01/15/30(a)	4,050	4,022,268
6.88%, 08/15/29	3,460	3,532,003
7.88%, 01/15/29(a)	2,220	2,326,367
Goldman Sachs BDC Inc., 6.38%, 03/11/27	1,645	1,682,643
Goldman Sachs Private Credit Corp.
5.88%, 05/06/28(a)(b)	1,965	1,995,861
6.25%, 05/06/30(a)(b)	3,610	3,696,854
Golub Capital BDC Inc.
2.05%, 02/15/27	1,686	1,619,345
6.00%, 07/15/29	4,325	4,425,205
7.05%, 12/05/28	2,615	2,763,096
Golub Capital Private Credit Fund
5.45%, 08/15/28	3,275	3,288,017
5.80%, 09/12/29	2,920	2,950,678
5.88%, 05/01/30(a)	2,645	2,683,029
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(a)(b)	5,340	5,538,889
Main Street Capital Corp.
5.40%, 08/15/28	2,000	2,007,063
6.50%, 06/04/27	2,030	2,074,742
6.95%, 03/01/29	2,200	2,305,270
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(a)	1,729	1,723,619
6.00%, 05/19/30(a)	2,275	2,327,222
6.15%, 05/17/29(a)	2,140	2,209,129
MSD Investment Corp., 6.25%, 05/31/30(a)(b)	2,820	2,861,824
New Mountain Finance Corp.
6.20%, 10/15/27(a)	1,730	1,759,930
6.88%, 02/01/29	1,805	1,852,801
North Haven Private Income Fund LLC, 5.75%, 02/01/30(a)	1,860	1,862,914
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30(a)	1,975	2,044,061
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	1,561	1,511,413
6.34%, 02/27/30	1,925	1,942,800
7.10%, 02/15/29(a)	1,825	1,890,404
Oaktree Strategic Credit Fund
6.19%, 07/15/30(b)	2,230	2,265,991
6.50%, 07/23/29(a)	2,135	2,217,830
8.40%, 11/14/28	2,260	2,455,277
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Sixth Street Lending Partners
5.75%, 01/15/30(a)	$3,580	$3,634,525
6.13%, 07/15/30(a)(b)	4,325	4,459,410
6.50%, 03/11/29	4,440	4,608,836
Sixth Street Specialty Lending Inc.
5.63%, 08/15/30	1,500	1,518,424
6.13%, 03/01/29	2,080	2,146,578
6.95%, 08/14/28(a)	1,678	1,775,372
		299,433,460
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26	2,547	2,468,975
1.40%, 10/15/27	2,425	2,296,492
Lennar Corp.
4.75%, 11/29/27(a)	3,568	3,594,898
5.00%, 06/15/27	1,666	1,678,661
5.20%, 07/30/30(a)	4,270	4,409,176
MDC Holdings Inc., 3.85%, 01/15/30	1,700	1,633,764
Meritage Homes Corp.
3.88%, 04/15/29(a)(b)	1,825	1,782,939
5.13%, 06/06/27(a)	930	935,485
NVR Inc., 3.00%, 05/15/30(a)	5,165	4,876,734
PulteGroup Inc., 5.00%, 01/15/27	1,183	1,192,305
Toll Brothers Finance Corp.
3.80%, 11/01/29(a)	2,930	2,862,248
4.35%, 02/15/28(a)	1,973	1,977,640
4.88%, 03/15/27	1,815	1,827,342
		31,536,659
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27(a)	2,935	2,867,529
4.40%, 03/15/29(a)	3,170	3,115,937
LG Electronics Inc.
5.63%, 04/24/27(a)(b)	945	963,155
5.63%, 04/24/29(b)	500	520,787
Panasonic Holdings Corp., 3.11%, 07/19/29(b)	10	9,589
		7,476,997
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.65%, 04/30/30(a)	2,185	2,027,698
4.88%, 12/06/28	3,482	3,546,314
Church & Dwight Co. Inc., 3.15%, 08/01/27	2,580	2,539,145
Clorox Co. (The)
1.80%, 05/15/30(a)	2,770	2,473,846
3.10%, 10/01/27	2,490	2,442,783
3.90%, 05/15/28	3,099	3,087,218
4.40%, 05/01/29(a)	3,500	3,527,912
Kimberly-Clark Corp.
1.05%, 09/15/27	3,872	3,661,743
3.10%, 03/26/30	4,985	4,776,800
3.20%, 04/25/29(a)	4,165	4,057,144
3.95%, 11/01/28	2,899	2,902,805
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(a)(b)	14,256	13,996,223
		49,039,631
Insurance — 4.6%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	620	745,068
Aegon Funding Co. LLC, 5.50%, 04/16/27(a)(b)	4,410	4,481,135
Aegon Ltd., 5.50%, 04/11/48(c)	4,400	4,424,328

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aflac Inc.
2.88%, 10/15/26(a)	$1,662	$1,638,470
3.60%, 04/01/30	5,985	5,854,214
AIA Group Ltd.
3.38%, 04/07/30(a)(b)	5,735	5,559,705
3.60%, 04/09/29(a)(b)	6,064	5,971,419
3.90%, 04/06/28(b)	2,225	2,217,926
5.63%, 10/25/27(a)(b)	5,010	5,169,045
Alleghany Corp., 3.63%, 05/15/30(a)	3,160	3,081,645
Allstate Corp. (The)
3.28%, 12/15/26	3,207	3,171,866
5.05%, 06/24/29	3,450	3,551,150
American Financial Group Inc./OH, 5.25%, 04/02/30(a)	1,350	1,402,596
American International Group Inc.
3.40%, 06/30/30	2,090	2,008,284
4.85%, 05/07/30(a)	4,090	4,184,627
Series A-9, 5.75%, 04/01/48(a)(c)	1,210	1,232,577
American National Global Funding
5.25%, 06/03/30(a)(b)	2,605	2,657,332
5.55%, 01/28/30(b)	2,940	3,029,277
American National Group Inc.
5.00%, 06/15/27(a)	2,899	2,921,696
5.75%, 10/01/29	3,465	3,577,747
Aon Corp.
2.80%, 05/15/30	5,410	5,073,502
3.75%, 05/02/29	4,594	4,527,095
4.50%, 12/15/28(a)	2,295	2,316,361
8.21%, 01/01/27	2,236	2,341,099
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	3,120	3,056,430
Aon North America Inc.
5.13%, 03/01/27	3,665	3,715,190
5.15%, 03/01/29	5,785	5,952,358
Arch Capital Finance LLC, 4.01%, 12/15/26	2,936	2,930,818
Arthur J Gallagher & Co.
4.60%, 12/15/27	2,850	2,875,418
4.85%, 12/15/29	5,022	5,119,472
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30(a)	2,210	2,294,381
Assurant Inc.
3.70%, 02/22/30(a)	2,310	2,236,090
4.90%, 03/27/28	1,485	1,505,458
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28	2,400	2,523,010
Athene Global Funding
1.73%, 10/02/26(a)(b)	4,049	3,939,119
1.99%, 08/19/28(b)	3,570	3,346,893
2.45%, 08/20/27(a)(b)	2,209	2,129,053
2.50%, 03/24/28(b)	2,825	2,701,236
2.72%, 01/07/29(a)(b)	2,800	2,645,843
2.95%, 11/12/26(a)(b)	4,102	4,033,094
4.72%, 10/08/29(a)(b)	3,435	3,450,573
4.83%, 05/09/28(b)	2,935	2,970,916
4.95%, 01/07/27(b)	4,335	4,371,871
5.03%, 07/17/30(a)(b)	5,115	5,195,373
5.34%, 01/15/27(b)	2,485	2,517,499
5.35%, 07/09/27(b)	2,880	2,927,602
5.38%, 01/07/30(a)(b)	4,400	4,526,425
5.52%, 03/25/27(b)	6,455	6,565,598
5.58%, 01/09/29(b)	6,890	7,128,430
Security	Par (000)	Value
Insurance (continued)
Athene Holding Ltd.
4.13%, 01/12/28(a)	$5,790	$5,776,587
6.15%, 04/03/30(a)	2,840	3,030,506
Axis Specialty Finance LLC
3.90%, 07/15/29	2,145	2,104,104
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)(c)	2,260	2,189,292
Axis Specialty Finance PLC, 4.00%, 12/06/27	1,712	1,698,643
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30(a)	3,315	3,027,997
2.30%, 03/15/27(a)	4,414	4,315,996
Brighthouse Financial Global Funding
2.00%, 06/28/28(a)(b)	1,845	1,717,019
5.55%, 04/09/27(a)(b)	4,750	4,825,836
5.65%, 06/10/29(a)(b)	2,550	2,619,519
Brighthouse Financial Inc.
3.70%, 06/22/27(a)	3,961	3,906,093
5.63%, 05/15/30(a)	3,600	3,682,353
Brown & Brown Inc.
4.50%, 03/15/29(a)	1,875	1,882,060
4.60%, 12/23/26	2,460	2,471,533
4.70%, 06/23/28	2,530	2,554,234
4.90%, 06/23/30	5,100	5,163,471
Chubb INA Holdings LLC, 4.65%, 08/15/29	4,535	4,623,643
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	1,275	1,365,782
CNA Financial Corp.
2.05%, 08/15/30	2,000	1,778,860
3.45%, 08/15/27	2,631	2,595,698
3.90%, 05/01/29	3,505	3,454,306
CNO Financial Group Inc., 5.25%, 05/30/29	2,670	2,722,674
CNO Global Funding
1.75%, 10/07/26(b)	2,755	2,677,154
2.65%, 01/06/29(a)(b)	3,100	2,926,746
4.88%, 12/10/27(b)	2,040	2,067,647
4.95%, 09/09/29(a)(b)	2,960	3,027,573
5.88%, 06/04/27(b)	2,675	2,744,051
Constellation Insurance Inc., 6.80%, 01/24/30(b)	2,280	2,305,134
Corebridge Financial Inc.
3.65%, 04/05/27(a)	7,284	7,217,015
3.85%, 04/05/29	5,365	5,288,333
6.88%, 12/15/52, (5-year CMT + 3.846%)(c)	6,059	6,265,916
Corebridge Global Funding
4.25%, 08/21/28(b)	1,950	1,955,583
4.65%, 08/20/27(b)	5,475	5,527,643
4.85%, 06/06/30(a)(b)	4,065	4,136,537
4.90%, 01/07/28(b)	2,145	2,183,356
4.90%, 12/03/29(a)(b)	3,827	3,903,697
5.20%, 01/12/29(a)(b)	3,650	3,752,607
5.20%, 06/24/29(b)	3,105	3,196,880
5.90%, 09/19/28(b)	3,090	3,231,674
Empower Finance 2020 LP, 1.36%, 09/17/27(a)(b)	1,515	1,428,679
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(a)(c)	1,395	1,379,155
Enstar Group Ltd., 4.95%, 06/01/29	3,300	3,327,928
Equitable America Global Funding
4.65%, 06/09/28(b)	4,395	4,437,982
4.95%, 06/09/30(b)	4,560	4,651,535
Equitable Financial Life Global Funding
1.40%, 08/27/27(a)(b)	2,931	2,773,070
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
1.70%, 11/12/26(b)	$2,787	$2,705,660
1.80%, 03/08/28(a)(b)	4,385	4,136,724
4.60%, 04/01/27(a)(b)	160	160,926
4.88%, 11/19/27(b)	3,810	3,861,492
5.00%, 03/27/30(b)	5,115	5,244,656
5.45%, 03/03/28(b)	1,847	1,902,504
Equitable Holdings Inc.
4.35%, 04/20/28(a)	8,887	8,921,120
4.57%, 02/15/29(b)	2,100	2,103,048
7.00%, 04/01/28(a)	710	757,523
Essent Group Ltd., 6.25%, 07/01/29	3,110	3,262,018
F&G Annuities & Life Inc.
6.50%, 06/04/29	3,605	3,756,973
7.40%, 01/13/28(a)	2,245	2,359,389
F&G Global Funding
2.00%, 09/20/28(a)(b)	1,445	1,340,319
2.30%, 04/11/27(a)(b)	2,545	2,463,499
5.88%, 06/10/27(a)(b)	3,115	3,195,856
5.88%, 01/16/30(a)(b)	2,292	2,368,736
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	3,600	3,610,353
4.85%, 04/17/28	3,135	3,178,105
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	930	981,022
Fidelis Insurance Holdings Ltd., 4.88%, 06/30/30(b)	1,500	1,509,337
Fidelity National Financial Inc.
3.40%, 06/15/30	3,510	3,331,834
4.50%, 08/15/28	2,275	2,280,785
First American Financial Corp., 4.00%, 05/15/30(a)	2,325	2,231,502
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	8,720	8,152,904
Fortitude Group Holdings LLC, 6.25%, 04/01/30(a)(b)	4,575	4,753,604
GA Global Funding Trust
1.95%, 09/15/28(b)	1,210	1,127,907
2.25%, 01/06/27(b)	3,080	2,991,758
4.40%, 09/23/27(b)	4,055	4,062,313
5.40%, 01/13/30(a)(b)	2,895	3,003,024
5.50%, 01/08/29(b)	4,655	4,807,274
Global Atlantic Fin Co., 4.40%, 10/15/29(b)	3,320	3,269,023
Globe Life Inc.
2.15%, 08/15/30	2,000	1,788,029
4.55%, 09/15/28	2,980	3,001,159
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28(b)	2,020	2,006,282
Guardian Life Global Funding
1.25%, 11/19/27(a)(b)	2,718	2,557,298
1.40%, 07/06/27(a)(b)	2,400	2,289,259
1.63%, 09/16/28(a)(b)	1,075	999,785
3.25%, 03/29/27(b)	1,875	1,851,076
4.18%, 09/26/29(b)	3,440	3,442,988
4.80%, 04/28/30(b)	3,890	3,972,832
5.55%, 10/28/27(b)	2,437	2,511,333
5.74%, 10/02/28(b)	2,700	2,826,502
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	2,840	2,693,782
Horace Mann Educators Corp., 7.25%, 09/15/28(a)	1,800	1,934,048
Jackson Financial Inc., 5.17%, 06/08/27	806	816,380
Security	Par (000)	Value
Insurance (continued)
Jackson National Life Global Funding
3.05%, 06/21/29(a)(b)	$325	$307,315
4.60%, 10/01/29(b)	3,480	3,505,268
4.70%, 06/05/28(a)(b)	1,225	1,239,325
4.90%, 01/13/27(b)	980	987,048
5.25%, 04/12/28(b)	2,177	2,220,920
5.35%, 01/13/30(b)	3,010	3,121,766
5.55%, 07/02/27(a)(b)	320	326,853
Jackson National Life Insurance Co., 8.15%, 03/15/27(a)(b)	5,600	5,841,929
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.887%)(b)(c)	2,020	2,046,664
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	4,655	4,682,604
Lincoln Financial Global Funding
4.63%, 05/28/28(b)	2,850	2,878,390
4.63%, 08/18/30(b)	1,750	1,761,230
5.30%, 01/13/30(a)(b)	3,540	3,669,516
Lincoln National Corp.
2.33%, 08/15/30(a)(b)	2,000	1,809,982
3.05%, 01/15/30	3,125	2,975,343
3.63%, 12/12/26(a)	2,335	2,318,099
3.80%, 03/01/28(a)	2,450	2,420,881
Loews Corp., 3.20%, 05/15/30	2,950	2,817,551
Manulife Financial Corp.
2.48%, 05/19/27	2,661	2,589,273
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)(c)	4,395	4,350,123
Markel Group Inc.
3.35%, 09/17/29	2,040	1,973,692
3.50%, 11/01/27(a)	1,445	1,422,812
Marsh & McLennan Companies Inc.
4.38%, 03/15/29	9,157	9,236,701
4.55%, 11/08/27	5,010	5,068,204
4.65%, 03/15/30	6,205	6,315,484
MassMutual Global Funding II
2.35%, 01/14/27(a)(b)	3,106	3,036,177
4.30%, 10/22/27(b)	240	241,159
4.45%, 03/27/28(a)(b)	2,028	2,051,542
4.55%, 05/07/30(b)	4,260	4,310,546
4.85%, 01/17/29(a)(b)	4,005	4,095,000
4.95%, 01/10/30(b)	3,385	3,471,116
5.05%, 12/07/27(a)(b)	4,500	4,593,878
5.05%, 06/14/28(a)(b)	3,875	3,976,845
5.10%, 04/09/27(a)(b)	4,885	4,963,690
5.15%, 05/30/29(a)(b)	3,015	3,111,439
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48, (5-year USD ICE Swap + 3.150%)(a)(b)(c)	4,875	4,888,743
Mercury General Corp., 4.40%, 03/15/27	2,249	2,233,920
Met Tower Global Funding
1.25%, 09/14/26(a)(b)	2,810	2,728,697
4.00%, 10/01/27(a)(b)	3,143	3,134,122
4.80%, 01/14/28(a)(b)	2,510	2,550,262
4.85%, 01/16/27(a)(b)	2,615	2,640,105
5.25%, 04/12/29(a)(b)	3,125	3,232,211
MetLife Inc., 4.55%, 03/23/30(a)	5,880	5,990,580
Metropolitan Life Global Funding I
1.88%, 01/11/27(a)(b)	5,180	5,026,561
2.95%, 04/09/30(a)(b)	6,030	5,686,285
3.00%, 09/19/27(b)	4,735	4,633,784
3.05%, 06/17/29(a)(b)	2,685	2,578,340

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.30%, 03/21/29(a)(b)	$3,100	$3,015,233
3.45%, 12/18/26(b)	5,735	5,686,672
3.85%, 04/06/28(b)	1,230	1,216,258
4.15%, 08/25/28(b)	2,085	2,091,609
4.30%, 08/25/29(b)	3,080	3,090,154
4.40%, 06/30/27(a)(b)	2,915	2,932,421
4.85%, 01/08/29(a)(b)	4,385	4,486,829
4.90%, 01/09/30(a)(b)	3,080	3,155,991
5.05%, 06/11/27(a)(b)	3,710	3,769,276
5.05%, 01/06/28(a)(b)	3,105	3,172,124
5.40%, 09/12/28(b)	3,095	3,213,595
MGIC Investment Corp., 5.25%, 08/15/28	2,405	2,405,959
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.256%)(a)(b)(c)(d)	3,190	3,192,574
Munich Re America Corp., Series B, 7.45%, 12/15/26	125	130,488
Mutual of Omaha Companies Global Funding
4.51%, 06/09/28(a)(b)	1,665	1,678,143
4.75%, 10/15/29(b)	2,830	2,872,594
5.35%, 04/09/27(b)	2,220	2,257,646
5.45%, 12/12/28(b)	3,015	3,118,776
Mutual of Omaha Cos Global Funding, 5.00%, 04/01/30(a)(b)	2,710	2,774,183
New York Life Global Funding
1.20%, 08/07/30(b)	3,130	2,707,704
3.00%, 01/10/28(a)(b)	3,800	3,711,972
3.25%, 04/07/27(a)(b)	2,827	2,796,699
3.90%, 10/01/27(a)(b)	3,569	3,558,735
4.15%, 07/25/28(b)	3,105	3,114,979
4.40%, 12/13/27(a)(b)	595	599,508
4.40%, 04/25/28(a)(b)	4,065	4,107,647
4.60%, 12/05/29(a)(b)	4,155	4,214,100
4.60%, 06/03/30(a)(b)	3,650	3,711,249
4.70%, 01/29/29(a)(b)	3,692	3,762,537
4.85%, 01/09/28(a)(b)	6,255	6,365,486
4.90%, 04/02/27(a)(b)	3,528	3,579,090
4.90%, 06/13/28(b)	4,463	4,565,596
5.00%, 06/06/29(b)	3,590	3,695,444
5.45%, 09/18/26(b)	5,159	5,230,960
Nippon Life Insurance Co.
3.40%, 01/23/50, (5-year CMT + 2.612%)(a)(b)(c)	6,535	6,132,494
4.00%, 09/19/47, (5-year USD ICE Swap + 2.880%)(a)(b)(c)	3,975	3,913,238
NLG Global Funding, 5.40%, 01/23/30(b)	3,495	3,632,744
NMI Holdings Inc., 6.00%, 08/15/29(a)	2,670	2,741,182
Northwestern Mutual Global Funding
1.70%, 06/01/28(a)(b)	2,875	2,708,622
1.75%, 01/11/27(a)(b)	3,123	3,028,656
3.30%, 04/04/29(b)	1,290	1,252,051
4.11%, 09/12/27(b)	3,193	3,198,982
4.13%, 08/25/28(b)	1,320	1,324,599
4.35%, 09/15/27(a)(b)	3,825	3,848,926
4.49%, 03/21/28(a)(b)	860	870,826
4.60%, 06/03/30(b)	3,590	3,651,398
4.71%, 01/10/29(a)(b)	3,650	3,717,072
4.90%, 06/12/28(b)	4,680	4,791,805
4.96%, 01/13/30(a)(b)	2,385	2,447,895
5.07%, 03/25/27(a)(b)	3,775	3,833,453
Pacific Life Global Funding II
1.45%, 01/20/28(b)	2,635	2,481,598
Security	Par (000)	Value
Insurance (continued)
1.60%, 09/21/28(a)(b)	$1,025	$948,099
4.45%, 05/01/28(a)(b)	3,200	3,239,374
4.50%, 08/28/29(b)	3,379	3,405,018
4.85%, 02/10/30(b)	2,565	2,620,054
4.90%, 04/04/28(b)	2,408	2,456,158
4.90%, 01/11/29(b)	2,410	2,460,038
5.50%, 07/18/28(b)	2,462	2,547,704
PartnerRe Finance B LLC, 3.70%, 07/02/29	3,465	3,390,727
Pricoa Global Funding I
1.20%, 09/01/26(a)(b)	4,106	3,990,572
4.40%, 08/27/27(b)	3,380	3,402,229
4.70%, 05/28/30(a)(b)	3,905	3,969,009
5.10%, 05/30/28(a)(b)	2,355	2,416,921
Principal Financial Group Inc.
2.13%, 06/15/30(a)	3,110	2,815,803
3.10%, 11/15/26(a)	1,750	1,728,338
3.70%, 05/15/29	3,060	3,003,260
4.11%, 02/15/28(a)(b)	410	409,083
Principal Life Global Funding II
1.50%, 11/17/26(b)	3,270	3,167,512
1.50%, 08/27/30(b)	2,000	1,742,401
2.50%, 09/16/29(a)(b)	2,005	1,876,984
4.25%, 08/18/28(b)	870	871,866
4.60%, 08/19/27(b)	4,854	4,890,945
4.80%, 01/09/28(a)(b)	2,675	2,713,237
4.95%, 11/27/29(a)(b)	3,390	3,463,692
5.00%, 01/16/27(b)	2,830	2,861,318
5.10%, 01/25/29(a)(b)	4,070	4,175,623
5.50%, 06/28/28(a)(b)	2,260	2,333,556
Progressive Corp. (The)
2.45%, 01/15/27(a)	2,837	2,776,485
2.50%, 03/15/27	2,799	2,734,401
3.20%, 03/26/30	2,055	1,978,296
4.00%, 03/01/29	2,350	2,349,864
6.63%, 03/01/29	3,095	3,343,259
Protective Life Corp.
3.40%, 01/15/30(a)(b)	2,455	2,353,546
4.30%, 09/30/28(b)	1,890	1,889,234
Protective Life Global Funding
1.30%, 09/20/26(b)	2,290	2,223,013
1.90%, 07/06/28(b)	1,775	1,667,230
4.34%, 09/13/27(a)(b)	1,810	1,817,817
4.71%, 07/06/27(b)	1,495	1,508,956
4.77%, 12/09/29(b)	2,875	2,931,308
4.80%, 06/05/30(b)	3,250	3,310,594
4.99%, 01/12/27(b)	2,345	2,369,262
5.22%, 06/12/29(a)(b)	2,600	2,692,953
5.47%, 12/08/28(b)	3,110	3,227,866
Prudential Financial Inc.
2.10%, 03/10/30(a)	3,100	2,856,121
3.88%, 03/27/28	2,053	2,052,236
4.50%, 09/15/47(a)(c)	4,265	4,197,237
5.70%, 09/15/48(a)(c)	5,250	5,333,412
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	5,769	5,512,640
Reinsurance Group of America Inc.
3.15%, 06/15/30	3,445	3,262,496
3.90%, 05/15/29	3,480	3,434,437
3.95%, 09/15/26	2,259	2,251,710
Reliance Standard Life Global Funding II
1.51%, 09/28/26(a)(b)	1,783	1,729,313
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
2.75%, 01/21/27(a)(b)	$2,085	$2,026,063
4.93%, 09/01/27(b)	335	335,210
5.28%, 11/07/29(b)	1,020	1,043,002
RenaissanceRe Finance Inc., 3.45%, 07/01/27(a)	1,365	1,345,372
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	2,750	2,673,481
RGA Global Funding
2.00%, 11/30/26(b)	2,865	2,786,359
2.70%, 01/18/29(b)	2,470	2,336,165
4.35%, 08/25/28(b)	2,075	2,080,760
5.25%, 01/09/30(a)(b)	4,040	4,176,695
5.45%, 05/24/29(a)(b)	4,010	4,160,520
6.00%, 11/21/28(b)	2,635	2,769,091
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)(b)	2,850	2,847,492
Sammons Financial Group Global Funding
4.95%, 06/12/30(a)(b)	3,510	3,564,956
5.05%, 01/10/28(b)	2,240	2,278,424
5.10%, 12/10/29(a)(b)	2,750	2,821,783
Sammons Financial Group Inc., 4.45%, 05/12/27(a)(b)	1,985	1,980,746
SBL Holdings Inc., 5.13%, 11/13/26(a)(b)	2,159	2,148,354
SiriusPoint Ltd., 7.00%, 04/05/29	2,660	2,815,708
Sumitomo Life Insurance Co., 4.00%, 09/14/77(a)(b)(c)	7,295	7,182,312
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(a)(b)(c)	3,150	3,159,863
Unum Group, 4.00%, 06/15/29	3,055	3,009,721
Western-Southern Global Funding
4.50%, 07/16/28(a)(b)	1,895	1,907,690
4.90%, 05/01/30(b)	2,750	2,803,446
Willis North America Inc.
2.95%, 09/15/29	4,930	4,667,911
4.50%, 09/15/28	3,080	3,106,875
4.65%, 06/15/27	4,105	4,131,692
		983,713,001
Internet — 1.6%
Alibaba Group Holding Ltd.
3.40%, 12/06/27(a)	14,155	13,975,440
4.88%, 05/26/30(a)(b)	2,390	2,463,171
Alphabet Inc.
0.80%, 08/15/27(a)	5,465	5,169,023
1.10%, 08/15/30(a)	6,000	5,244,911
4.00%, 05/15/30	5,295	5,329,228
Amazon.com Inc.
1.20%, 06/03/27(a)	6,788	6,493,832
1.50%, 06/03/30	10,965	9,793,561
1.65%, 05/12/28	12,755	12,053,665
3.15%, 08/22/27(a)	19,616	19,363,778
3.30%, 04/13/27	11,045	10,954,828
3.45%, 04/13/29	9,103	8,976,796
4.55%, 12/01/27	10,756	10,908,197
4.65%, 12/01/29	9,445	9,697,529
Baidu Inc.
1.63%, 02/23/27(a)	1,715	1,654,323
3.63%, 07/06/27(a)	3,340	3,312,382
4.38%, 03/29/28	3,005	3,025,171
4.88%, 11/14/28	200	204,355
Booking Holdings Inc., 3.55%, 03/15/28	2,575	2,546,033
eBay Inc.
2.70%, 03/11/30	5,938	5,554,238
Security	Par (000)	Value
Internet (continued)
3.60%, 06/05/27	$4,247	$4,212,665
5.95%, 11/22/27	1,438	1,492,345
Expedia Group Inc.
3.25%, 02/15/30	7,640	7,280,999
3.80%, 02/15/28(a)	5,347	5,295,450
4.63%, 08/01/27(a)	3,651	3,674,278
JD.com Inc., 3.38%, 01/14/30(a)	4,200	4,067,681
Meituan
4.50%, 04/02/28(a)(b)	6,284	6,294,485
4.63%, 10/02/29(a)(b)	7,650	7,672,948
Meta Platforms Inc.
3.50%, 08/15/27	15,724	15,631,068
4.30%, 08/15/29	5,848	5,924,162
4.60%, 05/15/28	9,245	9,425,606
4.80%, 05/15/30	5,585	5,764,853
Netflix Inc.
4.38%, 11/15/26(a)	6,675	6,714,854
4.88%, 04/15/28	10,342	10,577,402
4.88%, 06/15/30(b)	4,125	4,244,351
5.38%, 11/15/29(b)	6,760	7,082,553
5.88%, 11/15/28	11,282	11,915,568
6.38%, 05/15/29(a)	4,414	4,764,189
Prosus NV
3.26%, 01/19/27(b)	5,460	5,357,241
3.68%, 01/21/30(b)	6,000	5,716,211
4.85%, 07/06/27(a)(b)	1,371	1,377,265
Tencent Holdings Ltd.
2.39%, 06/03/30(b)	9,435	8,744,805
3.60%, 01/19/28(b)	14,365	14,235,719
3.98%, 04/11/29(a)(b)	15,833	15,775,322
Uber Technologies Inc.
4.30%, 01/15/30(a)	7,627	7,647,837
4.50%, 08/15/29(a)(b)	9,843	9,835,050
6.25%, 01/15/28(b)	2,345	2,347,230
7.50%, 09/15/27(b)	3,382	3,381,340
VeriSign Inc., 4.75%, 07/15/27	3,807	3,807,122
Weibo Corp., 3.38%, 07/08/30	1,200	1,134,793
		338,115,853
Iron & Steel — 0.2%
ArcelorMittal SA
4.25%, 07/16/29	3,335	3,322,374
6.55%, 11/29/27(a)	6,660	6,948,138
GUSAP III LP, 4.25%, 01/21/30(b)	2,105	2,044,012
Nucor Corp.
2.70%, 06/01/30(a)	2,845	2,655,161
3.95%, 05/01/28	2,795	2,790,505
4.30%, 05/23/27	3,270	3,278,279
4.65%, 06/01/30(a)	3,090	3,136,094
POSCO
4.50%, 08/04/27(a)(b)	832	835,238
4.88%, 01/23/27(a)(b)	1,430	1,440,474
5.75%, 01/17/28(b)	5,592	5,773,710
POSCO Holdings Inc., 5.13%, 05/07/30(b)	1,810	1,857,101
Reliance Inc., 2.15%, 08/15/30	2,520	2,258,558
Steel Dynamics Inc.
1.65%, 10/15/27	1,962	1,858,305
3.45%, 04/15/30	3,690	3,535,832
5.00%, 12/15/26(a)	2,095	2,096,218
Vale Overseas Ltd., 3.75%, 07/08/30	8,950	8,524,845
		52,354,844

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time — 0.2%
Brunswick Corp./DE, 5.85%, 03/18/29(a)	$2,665	$2,761,550
Carnival Corp.
4.00%, 08/01/28(b)	13,170	12,934,784
7.00%, 08/15/29(a)(b)	2,460	2,590,559
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(a)(b)	2,198	2,157,799
5.95%, 06/11/29(a)(b)	3,245	3,360,439
6.50%, 03/10/28(b)	3,690	3,851,591
Polaris Inc., 6.95%, 03/15/29	3,245	3,435,635
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28(a)	2,530	2,478,976
5.38%, 07/15/27(b)	4,940	4,980,325
5.50%, 04/01/28(b)	5,920	6,025,678
7.50%, 10/15/27(a)	1,210	1,279,472
		45,856,808
Lodging — 0.4%
Choice Hotels International Inc., 3.70%, 12/01/29(a)	2,580	2,463,414
Hyatt Hotels Corp.
4.38%, 09/15/28	2,240	2,242,288
5.05%, 03/30/28	2,600	2,643,412
5.25%, 06/30/29(a)	3,665	3,761,605
5.75%, 01/30/27(a)	2,655	2,703,120
5.75%, 04/23/30	2,505	2,606,735
Las Vegas Sands Corp.
3.90%, 08/08/29	4,310	4,157,034
5.63%, 06/15/28	4,500	4,607,108
5.90%, 06/01/27	3,495	3,563,609
6.00%, 08/15/29	3,115	3,235,220
6.00%, 06/14/30	2,610	2,720,823
Marriott International Inc./MD
4.20%, 07/15/27(a)	1,055	1,056,635
4.80%, 03/15/30	3,665	3,724,710
4.88%, 05/15/29	3,020	3,075,777
4.90%, 04/15/29(a)	4,610	4,700,248
5.00%, 10/15/27	5,516	5,603,669
5.45%, 09/15/26(a)	1,623	1,642,277
5.55%, 10/15/28	4,210	4,374,678
Series AA, 4.65%, 12/01/28	1,823	1,844,431
Series FF, 4.63%, 06/15/30	5,124	5,159,357
Series X, 4.00%, 04/15/28(a)	2,355	2,347,157
Sands China Ltd.
2.30%, 03/08/27	3,318	3,209,539
2.85%, 03/08/29(a)	4,150	3,885,277
4.38%, 06/18/30(a)	4,050	3,946,130
5.40%, 08/08/28	10,607	10,808,109
		90,082,362
Machinery — 1.4%
AGCO Corp., 5.45%, 03/21/27	2,155	2,182,836
Caterpillar Financial Services Corp.
1.10%, 09/14/27	4,624	4,378,443
1.15%, 09/14/26	2,796	2,716,288
1.70%, 01/08/27	2,901	2,816,986
3.60%, 08/12/27(a)	3,878	3,855,581
4.38%, 08/16/29(a)	3,680	3,730,875
4.40%, 10/15/27	3,875	3,913,625
4.40%, 03/03/28(a)	2,630	2,660,411
4.45%, 10/16/26(a)	3,771	3,789,083
4.50%, 01/07/27	2,355	2,372,028
4.50%, 01/08/27(a)	2,950	2,972,206
Security	Par (000)	Value
Machinery (continued)
4.60%, 11/15/27(a)	$5,485	$5,562,583
4.70%, 11/15/29	5,230	5,357,929
4.80%, 01/08/30	2,640	2,721,561
4.85%, 02/27/29	3,674	3,773,451
5.00%, 05/14/27	4,818	4,901,693
Series K, 4.10%, 08/15/28	3,050	3,060,293
Caterpillar Inc.
2.60%, 09/19/29(a)	3,075	2,909,931
2.60%, 04/09/30(a)	4,680	4,397,224
CNH Industrial Capital LLC
4.50%, 10/08/27	2,350	2,363,103
4.55%, 04/10/28(a)	3,865	3,899,829
4.75%, 03/21/28	2,885	2,917,244
5.10%, 04/20/29(a)	3,735	3,831,291
5.50%, 01/12/29	3,015	3,125,747
CNH Industrial NV, 3.85%, 11/15/27	3,098	3,083,582
Deere & Co.
3.10%, 04/15/30	2,960	2,835,600
5.38%, 10/16/29(a)	2,915	3,062,764
8.10%, 05/15/30(a)	1,035	1,211,628
Dover Corp., 2.95%, 11/04/29(a)	2,245	2,135,571
Eaton Capital ULC, 4.45%, 05/09/30	3,420	3,453,529
IDEX Corp.
3.00%, 05/01/30(a)	2,805	2,638,612
4.95%, 09/01/29(a)	3,155	3,224,328
Ingersoll Rand Inc.
5.18%, 06/15/29	4,565	4,715,282
5.20%, 06/15/27	3,745	3,808,847
5.40%, 08/14/28(a)	3,262	3,373,548
John Deere Capital Corp.
1.30%, 10/13/26	2,275	2,210,000
1.50%, 03/06/28(a)	2,920	2,752,585
1.70%, 01/11/27(a)	2,847	2,765,325
1.75%, 03/09/27	2,953	2,856,208
2.25%, 09/14/26	2,343	2,300,531
2.35%, 03/08/27(a)	2,947	2,879,071
2.45%, 01/09/30(a)	3,500	3,272,559
2.80%, 09/08/27	2,858	2,798,566
2.80%, 07/18/29(a)	3,440	3,288,636
3.05%, 01/06/28	2,580	2,530,049
3.35%, 04/18/29(a)	3,520	3,442,428
3.45%, 03/07/29	3,525	3,460,123
4.15%, 09/15/27(a)	5,236	5,262,422
4.20%, 07/15/27(a)	4,636	4,664,478
4.38%, 10/15/30	2,825	2,847,364
4.50%, 01/08/27(a)	4,220	4,252,019
4.50%, 01/16/29	5,855	5,947,534
4.65%, 01/07/28	2,950	2,999,089
4.70%, 06/10/30(a)	4,420	4,535,780
4.75%, 01/20/28(a)	6,350	6,468,683
4.85%, 03/05/27	2,920	2,959,399
4.85%, 06/11/29	4,945	5,087,427
4.85%, 10/11/29(a)	2,790	2,879,935
4.90%, 06/11/27(a)	3,562	3,626,032
4.90%, 03/03/28	3,915	4,005,397
4.95%, 07/14/28	8,525	8,758,924
5.15%, 09/08/26	3,158	3,195,402
Series ., 4.50%, 01/08/27	2,330	2,347,679
Series I, 4.25%, 06/05/28	3,945	3,978,221
Series I, 4.55%, 06/05/30	4,475	4,545,204
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Komatsu Finance America Inc., 5.50%, 10/06/27(a)(b)	$1,925	$1,973,224
Nordson Corp.
4.50%, 12/15/29	4,055	4,089,334
5.60%, 09/15/28	2,315	2,399,490
nVent Finance SARL, 4.55%, 04/15/28	1,740	1,742,423
Oshkosh Corp.
3.10%, 03/01/30	1,820	1,712,400
4.60%, 05/15/28(a)	1,795	1,807,076
Otis Worldwide Corp.
2.29%, 04/05/27(a)	2,616	2,546,764
2.57%, 02/15/30	9,095	8,477,872
5.25%, 08/16/28(a)	4,335	4,469,654
Regal Rexnord Corp.
6.05%, 04/15/28	7,323	7,581,458
6.30%, 02/15/30	6,565	6,954,604
Rockwell Automation Inc.
3.50%, 03/01/29	3,130	3,067,538
6.70%, 01/15/28(a)	145	153,453
Vertiv Group Corp., 4.13%, 11/15/28(b)	2,000	1,952,268
Weir Group Inc., 5.35%, 05/06/30(b)	4,935	5,039,151
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	3,694	3,658,066
4.70%, 09/15/28	7,386	7,482,359
4.90%, 05/29/30	3,290	3,363,227
Xylem Inc./New York
1.95%, 01/30/28(a)	5,393	5,151,520
3.25%, 11/01/26(a)	2,659	2,629,161
		306,921,644
Manufacturing — 0.5%
3M Co.
2.25%, 09/19/26(a)	3,438	3,371,262
2.38%, 08/26/29(a)	5,885	5,512,242
2.88%, 10/15/27(a)	5,329	5,205,499
3.05%, 04/15/30	2,890	2,747,182
3.38%, 03/01/29(a)	4,430	4,322,930
3.63%, 09/14/28(a)	3,617	3,574,992
4.80%, 03/15/30	4,210	4,305,406
Carlisle Companies Inc.
2.75%, 03/01/30(a)	2,705	2,528,232
3.75%, 12/01/27	3,775	3,739,764
Eaton Corp.
3.10%, 09/15/27	4,237	4,166,523
4.35%, 05/18/28	2,790	2,816,782
Illinois Tool Works Inc., 2.65%, 11/15/26	5,185	5,112,288
Parker-Hannifin Corp.
3.25%, 03/01/27(a)	3,822	3,777,684
3.25%, 06/14/29(a)	5,642	5,467,731
4.25%, 09/15/27	6,578	6,601,169
4.50%, 09/15/29	6,030	6,113,244
Pentair Finance SARL, 4.50%, 07/01/29	2,770	2,783,556
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	7,297	6,925,621
2.35%, 10/15/26(b)	9,419	9,245,086
3.40%, 03/16/27(a)(b)	6,964	6,915,531
Siemens Funding BV
4.35%, 05/26/28(b)	5,755	5,810,711
4.60%, 05/28/30(b)	5,730	5,829,017
Teledyne Technologies Inc., 2.25%, 04/01/28	3,750	3,572,431
Textron Inc.
3.00%, 06/01/30	910	854,718
Security	Par (000)	Value
Manufacturing (continued)
3.38%, 03/01/28	$1,719	$1,682,679
3.65%, 03/15/27	1,789	1,770,182
3.90%, 09/17/29(a)	2,488	2,454,193
		117,206,655
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	6,941	6,457,811
3.75%, 02/15/28	6,920	6,818,177
4.20%, 03/15/28	7,236	7,193,244
5.05%, 03/30/29	7,365	7,480,187
6.10%, 06/01/29	8,560	8,997,673
6.15%, 11/10/26	6,975	7,079,573
Comcast Corp.
2.35%, 01/15/27(a)	8,447	8,256,696
2.65%, 02/01/30	6,800	6,374,007
3.15%, 02/15/28	9,943	9,748,932
3.30%, 02/01/27	6,924	6,846,486
3.30%, 04/01/27	4,945	4,889,940
3.40%, 04/01/30	8,395	8,119,094
3.55%, 05/01/28(a)	6,172	6,098,144
4.15%, 10/15/28	23,074	23,147,587
4.55%, 01/15/29(a)	5,915	5,999,486
5.10%, 06/01/29	4,252	4,395,309
5.35%, 11/15/27	4,977	5,114,087
Cox Communications Inc.
3.35%, 09/15/26(b)	6,416	6,343,953
3.50%, 08/15/27(b)	5,774	5,675,776
5.45%, 09/15/28(a)(b)	5,595	5,775,401
FactSet Research Systems Inc., 2.90%, 03/01/27	2,905	2,850,175
Fox Corp.
3.50%, 04/08/30(a)	2,050	1,981,228
4.71%, 01/25/29	11,820	11,954,859
News Corp., 3.88%, 05/15/29(b)	4,275	4,128,146
Paramount Global
2.90%, 01/15/27	2,659	2,600,658
3.38%, 02/15/28	2,500	2,438,979
3.70%, 06/01/28	3,385	3,312,151
4.20%, 06/01/29	2,245	2,211,967
7.88%, 07/30/30	3,955	4,461,370
TCI Communications Inc., 7.13%, 02/15/28(a)	2,915	3,120,623
TWDC Enterprises 18 Corp., 2.95%, 06/15/27	5,805	5,717,171
Videotron Ltd.
3.63%, 06/15/29(a)(b)	3,525	3,402,790
5.13%, 04/15/27(a)(b)	565	565,494
Walt Disney Co. (The)
2.00%, 09/01/29	11,990	11,107,536
2.20%, 01/13/28(a)	6,747	6,501,059
3.38%, 11/15/26	2,949	2,927,985
3.70%, 03/23/27	3,188	3,178,368
3.80%, 03/22/30	6,860	6,786,353
		230,058,475
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28	2,970	2,990,526
Mining — 0.8%
Anglo American Capital PLC
3.88%, 03/16/29(b)	2,930	2,882,223
4.00%, 09/11/27(b)	200	198,522

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
4.50%, 03/15/28(b)	$4,255	$4,273,489
4.75%, 04/10/27(b)	3,734	3,757,702
5.63%, 04/01/30(a)(b)	4,700	4,913,025
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28(a)	3,775	3,635,886
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	5,763	5,866,462
5.00%, 02/21/30	6,115	6,313,238
5.10%, 09/08/28(a)	3,767	3,879,740
5.25%, 09/08/26(a)	5,065	5,117,072
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(a)(b)	7,050	6,603,860
3.15%, 01/14/30(b)	6,260	5,867,054
3.63%, 08/01/27(b)	8,766	8,623,208
Freeport Indonesia PT, 4.76%, 04/14/27(a)(b)	7,610	7,615,799
Freeport-McMoRan Inc.
4.13%, 03/01/28	3,017	3,001,672
4.25%, 03/01/30	1,530	1,511,393
4.38%, 08/01/28	3,340	3,340,000
4.63%, 08/01/30	3,000	3,006,609
5.00%, 09/01/27(a)	2,994	2,992,516
5.25%, 09/01/29(a)	2,285	2,317,091
Glencore Funding LLC
3.88%, 10/27/27(a)(b)	3,298	3,265,921
4.00%, 03/27/27(b)	5,925	5,897,986
4.88%, 03/12/29(a)(b)	4,552	4,631,400
4.91%, 04/01/28(a)(b)	2,005	2,038,303
5.19%, 04/01/30(a)(b)	4,694	4,824,618
5.34%, 04/04/27(b)	4,785	4,858,033
5.37%, 04/04/29(a)(b)	6,550	6,746,828
5.40%, 05/08/28(b)	2,940	3,022,726
6.13%, 10/06/28(a)(b)	4,170	4,379,222
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(b)	585	610,399
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(b)	5,340	5,522,836
6.53%, 11/15/28(a)(b)	4,249	4,545,640
Industrias Penoles SAB de CV, 4.15%, 09/12/29(a)(b)	2,795	2,736,771
Kinross Gold Corp., 4.50%, 07/15/27	3,228	3,233,695
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27(a)(b)	732	727,168
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	2,975	2,847,717
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	4,492	4,862,887
Rio Tinto Finance USA PLC
4.38%, 03/12/27	2,915	2,932,169
4.50%, 03/14/28	3,826	3,866,698
4.88%, 03/14/30	10,335	10,596,346
Yamana Gold Inc., 4.63%, 12/15/27	1,845	1,841,760
		169,705,684
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	5,635	5,512,803
3.25%, 02/15/29	3,620	3,464,327
3.28%, 12/01/28	4,583	4,405,305
4.25%, 04/01/28	4,030	4,002,538
5.10%, 03/01/30	2,535	2,577,387
		19,962,360
Security	Par (000)	Value
Oil & Gas — 3.2%
Adnoc Murban Rsc Ltd., 4.25%, 09/11/29(b)	$6,190	$6,213,448
Aker BP ASA
3.75%, 01/15/30(b)	6,225	5,991,167
5.60%, 06/13/28(b)	3,377	3,495,342
Antero Resources Corp.
5.38%, 03/01/30(a)(b)	3,890	3,918,409
7.63%, 02/01/29(b)	770	785,377
APA Corp., 4.25%, 01/15/30(b)	2,550	2,466,289
BP Capital Markets America Inc.
1.75%, 08/10/30	4,805	4,269,493
3.02%, 01/16/27	5,182	5,119,100
3.54%, 04/06/27	2,911	2,890,525
3.59%, 04/14/27(a)	3,446	3,426,266
3.63%, 04/06/30(a)	7,488	7,324,850
3.94%, 09/21/28(a)	5,946	5,927,300
4.23%, 11/06/28	11,355	11,409,707
4.70%, 04/10/29	7,352	7,489,051
4.87%, 11/25/29	4,190	4,305,319
4.97%, 10/17/29	4,017	4,136,655
5.02%, 11/17/27	6,515	6,646,334
BP Capital Markets PLC
3.28%, 09/19/27	8,919	8,793,739
3.72%, 11/28/28	4,659	4,610,265
4.88%, (5-year CMT + 4.398%)(a)(c)(d)	13,370	13,253,555
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	2,800	2,610,318
3.85%, 06/01/27(a)	7,495	7,438,604
5.00%, 12/15/29(b)	4,875	4,969,273
Cenovus Energy Inc., 4.25%, 04/15/27	2,674	2,672,171
Chevron Corp.
2.00%, 05/11/27	6,519	6,326,464
2.24%, 05/11/30	7,645	7,050,138
Chevron USA Inc.
1.02%, 08/12/27	4,678	4,437,281
3.25%, 10/15/29	3,605	3,506,338
3.85%, 01/15/28	3,954	3,960,607
3.95%, 08/13/27(a)	2,750	2,758,294
4.05%, 08/13/28(a)	2,750	2,766,210
4.30%, 10/15/30(a)	5,900	5,932,726
4.41%, 02/26/27	1,645	1,658,205
4.48%, 02/26/28	5,545	5,633,186
4.69%, 04/15/30	6,850	7,001,462
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	5,000	4,805,986
ConocoPhillips Co.
4.70%, 01/15/30	8,270	8,427,061
6.95%, 04/15/29	4,450	4,866,819
Continental Resources Inc./OK
2.27%, 11/15/26(a)(b)	4,751	4,621,763
4.38%, 01/15/28	5,983	5,946,428
Coterra Energy Inc.
3.90%, 05/15/27(a)	4,283	4,254,247
4.38%, 03/15/29	2,770	2,765,423
Devon Energy Corp.
4.50%, 01/15/30(a)	4,175	4,176,577
5.25%, 10/15/27(a)	3,660	3,665,120
5.88%, 06/15/28(a)	1,755	1,755,076
Diamondback Energy Inc.
3.25%, 12/01/26	4,543	4,489,251
3.50%, 12/01/29	5,492	5,293,486
5.15%, 01/30/30	5,110	5,248,608
5.20%, 04/18/27	4,995	5,070,009
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Empresa Nacional del Petroleo, 5.25%, 11/06/29(b)	$5,185	$5,262,946
Eni SpA
4.25%, 05/09/29(a)(b)	5,615	5,620,624
Series X-R, 4.75%, 09/12/28(b)	5,132	5,189,299
Eni USA Inc., 7.30%, 11/15/27(a)	2,365	2,515,439
EOG Resources Inc.
4.38%, 04/15/30	4,885	4,913,592
4.40%, 07/15/28	3,050	3,079,503
EQT Corp.
3.90%, 10/01/27	5,745	5,690,533
4.50%, 01/15/29(a)(b)	4,000	3,988,461
5.00%, 01/15/29	2,282	2,308,180
5.70%, 04/01/28	3,208	3,315,561
6.38%, 04/01/29(b)	1,260	1,306,239
6.50%, 07/01/27(b)	155	158,377
7.00%, 02/01/30(a)	4,350	4,731,033
7.50%, 06/01/27(b)	305	310,580
7.50%, 06/01/30(b)	3,150	3,469,845
Equinor ASA
2.38%, 05/22/30	4,200	3,884,926
3.00%, 04/06/27	6,084	6,002,208
3.13%, 04/06/30	9,000	8,631,023
3.63%, 09/10/28	2,880	2,854,011
4.25%, 06/02/28(a)	1,800	1,814,787
6.50%, 12/01/28(b)	3,500	3,765,234
6.80%, 01/15/28(a)	660	703,749
7.15%, 01/15/29(a)	1,550	1,694,549
7.25%, 09/23/27(a)	1,419	1,509,706
Expand Energy Corp.
5.38%, 02/01/29	4,175	4,182,870
5.38%, 03/15/30	7,025	7,095,861
5.88%, 02/01/29(b)	1,550	1,556,820
6.75%, 04/15/29(a)(b)	3,865	3,907,070
Exxon Mobil Corp.
2.44%, 08/16/29(a)	7,435	7,063,130
3.29%, 03/19/27	6,119	6,075,414
3.48%, 03/19/30	11,210	10,968,031
GS Caltex Corp., 5.38%, 08/07/28(b)	345	355,284
Helmerich & Payne Inc.
4.65%, 12/01/27(a)	530	529,119
4.85%, 12/01/29(a)	2,335	2,326,669
Hess Corp.
4.30%, 04/01/27	6,137	6,151,243
7.88%, 10/01/29	2,650	3,012,789
HF Sinclair Corp., 5.00%, 02/01/28	2,843	2,845,032
KazMunayGas National Co. JSC
4.75%, 04/19/27(a)(b)	1,205	1,209,749
5.38%, 04/24/30(b)	7,560	7,703,248
Marathon Petroleum Corp.
3.80%, 04/01/28	3,570	3,534,939
5.13%, 12/15/26	4,529	4,564,255
5.15%, 03/01/30	6,865	7,059,998
Occidental Petroleum Corp.
3.50%, 08/15/29	1,652	1,563,224
5.00%, 08/01/27(a)	3,510	3,544,672
5.20%, 08/01/29	6,920	7,009,185
6.38%, 09/01/28	3,720	3,881,701
8.50%, 07/15/27(a)	3,165	3,344,417
8.88%, 07/15/30	5,620	6,467,822
Ovintiv Inc., 5.65%, 05/15/28	3,977	4,093,281
Security	Par (000)	Value
Oil & Gas (continued)
Patterson-UTI Energy Inc.
3.95%, 02/01/28	$1,825	$1,780,267
5.15%, 11/15/29(a)	2,285	2,279,707
Pertamina Hulu Energi PT, 5.25%, 05/21/30(b)	1,810	1,852,619
Pertamina Persero PT
3.10%, 01/21/30(a)(b)	3,835	3,620,033
3.65%, 07/30/29(a)(b)	4,820	4,680,318
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)(b)	3,643	3,775,860
Petronas Capital Ltd., 3.50%, 04/21/30(a)(b)	1,785	1,734,706
Petronas Energy Canada Ltd., 2.11%, 03/23/28(a)(b)	6,730	6,425,984
Phillips 66, 3.90%, 03/15/28	4,352	4,324,992
Phillips 66 Co.
3.15%, 12/15/29	3,665	3,509,256
3.55%, 10/01/26	3,067	3,042,904
3.75%, 03/01/28	2,760	2,737,612
4.95%, 12/01/27	4,249	4,316,099
Pioneer Natural Resources Co., 1.90%, 08/15/30	2,000	1,788,189
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(a)(b)	4,720	4,574,040
2.99%, 01/15/30(b)	2,385	2,259,315
Qatar Energy, 1.38%, 09/12/26(b)	13,297	12,906,254
QatarEnergy LNG S3
5.84%, 09/30/27(b)	2,123	2,153,142
6.33%, 09/30/27(a)(b)	3,015	3,055,453
Reliance Industries Ltd., 3.67%, 11/30/27(a)(b)	1,305	1,289,560
SA Global Sukuk Ltd., 4.25%, 10/02/29(b)	11,120	11,076,187
Saudi Arabian Oil Co.
3.50%, 04/16/29(a)(b)	18,275	17,801,751
4.75%, 06/02/30(b)	9,430	9,582,840
Shell Finance U.S. Inc.
2.38%, 11/07/29	6,954	6,511,676
2.75%, 04/06/30	8,605	8,143,775
Shell International Finance BV
2.38%, 11/07/29(a)	780	740,294
2.50%, 09/12/26	5,641	5,555,413
2.75%, 04/06/30	2,190	2,070,096
3.88%, 11/13/28	8,631	8,620,031
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26(a)(b)	5,753	5,672,216
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(b)	7,070	6,967,062
3.63%, 04/12/27(a)(b)	7,864	7,818,625
Sinopec Group Overseas Development 2018 Ltd.
2.70%, 05/13/30(b)	240	228,217
2.95%, 08/08/29(a)(b)	1,915	1,851,471
2.95%, 11/12/29(a)(b)	5,990	5,780,153
4.25%, 09/12/28(b)	715	722,697
Suncor Energy Inc., 7.00%, 11/15/28(a)	1,410	1,520,630
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(b)	4,000	3,651,521
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(b)	2,165	1,950,614
4.63%, 11/20/28(b)	360	358,976
TotalEnergies Capital International SA
2.83%, 01/10/30(a)	6,000	5,733,862
3.46%, 02/19/29	7,245	7,135,848
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	5,465	5,459,924

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Valero Energy Corp.
2.15%, 09/15/27	$3,571	$3,425,042
3.40%, 09/15/26	1,691	1,675,646
4.00%, 04/01/29	1,975	1,952,816
4.35%, 06/01/28	3,616	3,629,812
5.15%, 02/15/30(a)	3,425	3,528,034
Var Energi ASA
5.00%, 05/18/27(a)(b)	2,940	2,964,343
5.88%, 05/22/30(b)	4,400	4,560,500
7.50%, 01/15/28(b)	6,021	6,388,764
Viper Energy Partners LLC, 4.90%, 08/01/30	1,130	1,138,825
Vnom Sub Inc., 5.38%, 11/01/27(b)	50	49,967
Woodside Finance Ltd.
3.70%, 09/15/26(a)(b)	2,619	2,599,094
3.70%, 03/15/28(b)	4,860	4,775,967
4.50%, 03/04/29(b)	8,730	8,719,032
4.90%, 05/19/28	2,950	2,987,658
5.40%, 05/19/30	7,340	7,543,054
		692,344,293
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	3,905	3,800,594
3.14%, 11/07/29	3,950	3,798,169
3.34%, 12/15/27	7,610	7,491,132
4.49%, 05/01/30	1,780	1,794,211
Halliburton Co., 2.92%, 03/01/30(a)	6,187	5,818,156
NOV Inc., 3.60%, 12/01/29(a)	3,465	3,349,614
Schlumberger Holdings Corp.
2.65%, 06/26/30(b)	4,755	4,418,035
3.90%, 05/17/28(b)	8,770	8,747,808
4.30%, 05/01/29(a)(b)	4,800	4,828,009
4.50%, 05/15/28(b)	2,092	2,107,758
5.00%, 05/29/27(b)	3,300	3,347,239
5.00%, 11/15/29(a)(b)	65	66,933
Schlumberger Investment SA, 2.65%, 06/26/30(a)	2,740	2,545,829
		52,113,487
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 4.50%, 05/15/28	2,675	2,687,267
Amcor Flexibles North America Inc.
2.63%, 06/19/30(a)	2,055	1,888,920
3.10%, 09/15/26(a)	1,408	1,386,639
4.80%, 03/17/28	4,070	4,119,666
5.10%, 03/17/30	4,640	4,751,015
Amcor Group Finance PLC, 5.45%, 05/23/29	3,310	3,427,679
Berry Global Inc.
1.65%, 01/15/27	2,095	2,022,613
5.50%, 04/15/28(a)	3,250	3,352,027
CCL Industries Inc.
3.05%, 06/01/30(a)(b)	2,545	2,378,446
3.25%, 10/01/26(b)	2,575	2,537,631
Packaging Corp. of America
3.00%, 12/15/29	3,265	3,114,739
3.40%, 12/15/27	3,143	3,086,120
Sealed Air Corp., 1.57%, 10/15/26(b)	3,205	3,096,245
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30(a)	5,230	5,399,843
Sonoco Products Co.
2.25%, 02/01/27	1,487	1,444,076
Security	Par (000)	Value
Packaging & Containers (continued)
3.13%, 05/01/30(a)	$2,445	$2,301,136
4.45%, 09/01/26	2,468	2,467,274
4.60%, 09/01/29	3,770	3,787,899
WestRock MWV LLC, 8.20%, 01/15/30	2,855	3,284,839
WRKCo Inc.
3.38%, 09/15/27	2,980	2,939,828
3.90%, 06/01/28	2,695	2,675,078
4.00%, 03/15/28	3,330	3,313,892
4.90%, 03/15/29	4,385	4,476,795
		69,939,667
Pharmaceuticals — 3.4%
AbbVie Inc.
2.95%, 11/21/26	22,661	22,363,962
3.20%, 11/21/29(a)	31,205	30,069,307
4.25%, 11/14/28(a)	9,886	9,969,474
4.65%, 03/15/28	7,500	7,623,738
4.80%, 03/15/27	12,790	12,922,246
4.80%, 03/15/29	14,709	15,059,461
4.88%, 03/15/30(a)	6,170	6,356,475
Astrazeneca Finance LLC
1.75%, 05/28/28	7,199	6,809,287
4.80%, 02/26/27	7,342	7,429,238
4.85%, 02/26/29	7,377	7,575,579
4.88%, 03/03/28	6,340	6,482,806
4.90%, 03/03/30(a)	3,935	4,063,842
AstraZeneca PLC
1.38%, 08/06/30	4,000	3,509,787
3.13%, 06/12/27	3,877	3,829,479
4.00%, 01/17/29	5,920	5,921,411
Bayer Corp./New Jersey, 6.65%, 02/15/28(a)(b)	2,185	2,290,791
Bayer U.S. Finance II LLC, 4.38%, 12/15/28(b)	20,209	20,131,345
Bayer U.S. Finance LLC
6.13%, 11/21/26(b)	5,800	5,901,911
6.25%, 01/21/29(a)(b)	5,630	5,924,304
Becton Dickinson & Co.
2.82%, 05/20/30	4,320	4,040,971
3.70%, 06/06/27(a)	9,894	9,824,741
4.69%, 02/13/28(a)	4,653	4,717,219
4.87%, 02/08/29(a)	3,825	3,902,321
5.08%, 06/07/29(a)	3,662	3,764,232
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	5,955	5,613,645
3.25%, 02/27/27	3,110	3,077,532
3.40%, 07/26/29	13,810	13,466,213
3.45%, 11/15/27(a)	2,950	2,925,468
3.90%, 02/20/28(a)	8,294	8,291,524
4.90%, 02/22/27	5,804	5,876,148
4.90%, 02/22/29(a)	9,970	10,240,739
6.80%, 11/15/26	890	918,162
Cardinal Health Inc.
3.41%, 06/15/27	6,957	6,869,479
4.50%, 09/15/30	2,325	2,329,233
4.70%, 11/15/26	3,010	3,029,132
5.00%, 11/15/29	4,650	4,765,025
5.13%, 02/15/29(a)	4,355	4,482,025
Cencora Inc.
2.80%, 05/15/30	2,065	1,935,629
3.45%, 12/15/27	4,305	4,241,778
4.63%, 12/15/27	3,195	3,225,780
4.85%, 12/15/29	4,080	4,173,008
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp.
1.30%, 08/21/27	$12,606	$11,903,049
1.75%, 08/21/30	6,300	5,505,969
3.25%, 08/15/29	9,835	9,408,271
3.63%, 04/01/27	4,375	4,333,301
3.75%, 04/01/30	8,305	8,023,465
4.30%, 03/25/28	28,421	28,407,545
5.00%, 01/30/29(a)	5,880	5,992,465
5.13%, 02/21/30(a)	8,565	8,770,372
5.40%, 06/01/29(a)	5,930	6,129,269
6.25%, 06/01/27(a)	2,052	2,119,152
Eli Lilly & Co.
3.10%, 05/15/27	2,258	2,228,533
3.38%, 03/15/29	5,235	5,137,412
4.00%, 10/15/28	6,565	6,580,837
4.15%, 08/14/27	4,199	4,223,304
4.20%, 08/14/29	5,730	5,780,599
4.50%, 02/09/27(a)	5,840	5,888,474
4.50%, 02/09/29	5,323	5,411,546
4.55%, 02/12/28	6,155	6,250,451
4.75%, 02/12/30	7,170	7,371,753
5.50%, 03/15/27(a)	2,190	2,245,624
EMD Finance LLC
4.13%, 08/15/28(b)	2,850	2,850,358
4.38%, 10/15/30(b)	5,850	5,842,813
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	10,321	10,317,453
4.50%, 04/15/30(a)	5,510	5,577,426
GlaxoSmithKline Capital PLC
3.38%, 06/01/29(a)	6,200	6,049,188
4.32%, 03/12/27	2,430	2,445,354
Johnson & Johnson
0.95%, 09/01/27	8,650	8,200,494
2.90%, 01/15/28(a)	8,687	8,528,082
2.95%, 03/03/27	5,768	5,696,628
4.50%, 03/01/27(a)	4,270	4,311,784
4.55%, 03/01/28(a)	4,140	4,218,517
4.70%, 03/01/30	5,715	5,886,592
4.80%, 06/01/29	6,705	6,921,357
6.95%, 09/01/29(a)	1,755	1,958,652
McKesson Corp.
3.95%, 02/16/28	1,788	1,784,096
4.25%, 09/15/29	3,329	3,346,007
4.65%, 05/30/30(a)	3,850	3,916,403
4.90%, 07/15/28	2,495	2,548,687
Merck & Co. Inc.
1.45%, 06/24/30	6,955	6,144,793
1.70%, 06/10/27(a)	8,271	7,968,559
1.90%, 12/10/28(a)	5,300	4,975,863
3.40%, 03/07/29	9,602	9,421,032
4.05%, 05/17/28(a)	3,014	3,029,988
4.30%, 05/17/30(a)	3,124	3,152,823
Merck Sharp & Dohme Corp.
5.95%, 12/01/28(a)	2,980	3,156,903
6.40%, 03/01/28	1,665	1,757,427
Mylan Inc., 4.55%, 04/15/28	4,350	4,323,015
Novartis Capital Corp.
2.00%, 02/14/27	7,042	6,863,704
2.20%, 08/14/30	5,361	4,919,276
3.10%, 05/17/27	5,741	5,672,493
3.80%, 09/18/29(a)	6,665	6,637,493
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer Inc.
1.70%, 05/28/30	$5,465	$4,893,196
2.63%, 04/01/30	7,625	7,157,425
3.00%, 12/15/26(a)	9,868	9,758,384
3.45%, 03/15/29(a)	11,580	11,399,477
3.60%, 09/15/28(a)	3,935	3,913,640
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28(a)	22,987	23,265,693
4.65%, 05/19/30	17,478	17,817,472
Sanofi SA, 3.63%, 06/19/28	4,770	4,744,630
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26(a)	2,543	2,516,627
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	13,750	12,480,722
5.00%, 11/26/28	10,037	10,272,066
Viatris Inc.
2.30%, 06/22/27	4,212	4,042,062
2.70%, 06/22/30	7,400	6,653,798
Zoetis Inc.
2.00%, 05/15/30(a)	4,043	3,664,005
3.00%, 09/12/27	4,810	4,713,708
3.90%, 08/20/28(a)	3,479	3,474,576
4.15%, 08/17/28(a)	3,050	3,057,811
		729,904,390
Pipelines — 2.7%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(a)(b)	5,805	5,688,331
Boardwalk Pipelines LP
4.45%, 07/15/27	3,295	3,301,546
4.80%, 05/03/29	3,075	3,120,024
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	7,055	6,853,406
5.13%, 06/30/27	7,359	7,437,766
Cheniere Energy Inc., 4.63%, 10/15/28(a)	9,762	9,754,342
Cheniere Energy Partners LP, 4.50%, 10/01/29	9,610	9,589,668
Colonial Enterprises Inc., 3.25%, 05/15/30(b)	3,205	2,984,618
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/28(b)	4,452	4,657,294
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/30(b)	3,000	3,190,383
DCP Midstream Operating LP
5.13%, 05/15/29(a)	3,710	3,790,984
5.63%, 07/15/27(a)	2,988	3,050,551
DT Midstream Inc., 4.13%, 06/15/29(b)	5,670	5,510,548
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	2,495	2,376,225
Enbridge Inc.
1.60%, 10/04/26(a)	2,893	2,811,840
3.13%, 11/15/29	5,910	5,636,632
3.70%, 07/15/27	3,934	3,899,593
4.25%, 12/01/26(a)	4,377	4,377,530
4.60%, 06/20/28	2,290	2,314,461
4.90%, 06/20/30(a)	4,165	4,251,975
5.25%, 04/05/27	4,385	4,455,446
5.30%, 04/05/29	5,175	5,341,509
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.680%)(c)	5,718	5,694,194
5.90%, 11/15/26	4,502	4,580,760
6.00%, 11/15/28	5,435	5,727,149
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.903%)(a)(c)	4,930	4,960,847

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
7.38%, 03/15/55, (5-year CMT + 3.122%)(c)	$2,805	$2,946,759
7.38%, 01/15/83, (5-year CMT + 3.708%)(c)	2,895	2,995,540
8.25%, 01/15/84, (5-year CMT + 3.785%)(c)	2,265	2,412,630
Series 16-A, 6.00%, 01/15/77, (3-mo. CME Term SOFR + 4.152%)(c)	4,283	4,294,701
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.314%)(c)	4,850	4,843,925
Energy Transfer LP
3.75%, 05/15/30(a)	8,790	8,521,452
4.00%, 10/01/27	4,409	4,384,999
4.15%, 09/15/29	3,167	3,138,613
4.20%, 04/15/27(a)	3,526	3,522,086
4.40%, 03/15/27(a)	4,146	4,154,230
4.95%, 05/15/28(a)	4,256	4,325,804
4.95%, 06/15/28(a)	5,919	6,011,131
5.20%, 04/01/30(a)	3,850	3,959,893
5.25%, 04/15/29(a)	8,755	9,002,552
5.25%, 07/01/29(a)	5,422	5,592,056
5.50%, 06/01/27	5,512	5,605,581
5.55%, 02/15/28(a)	5,985	6,159,191
5.63%, 05/01/27(b)	3,526	3,526,274
6.00%, 02/01/29(b)	4,333	4,394,480
6.05%, 12/01/26	5,680	5,788,919
6.10%, 12/01/28	2,686	2,825,140
8.25%, 11/15/29(a)	1,810	2,063,122
Enterprise Products Operating LLC
2.80%, 01/31/30	7,005	6,614,177
3.13%, 07/31/29	7,323	7,056,337
3.95%, 02/15/27	3,087	3,081,111
4.15%, 10/16/28	5,671	5,696,393
4.30%, 06/20/28	4,710	4,746,019
4.60%, 01/11/27	6,009	6,045,613
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)(c)	3,160	3,126,448
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(c)	5,630	5,570,830
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30(b)	2,615	2,402,689
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(a)(b)	167	162,916
GNL Quintero SA, 4.63%, 07/31/29(b)	278	277,316
Gray Oak Pipeline LLC, 3.45%, 10/15/27(a)(b)	2,285	2,248,583
Kinder Morgan Inc.
1.75%, 11/15/26	1,377	1,337,395
4.30%, 03/01/28	7,729	7,758,402
5.00%, 02/01/29	7,280	7,433,419
5.10%, 08/01/29(a)	2,755	2,831,044
5.15%, 06/01/30	5,955	6,123,755
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	4,613	4,607,162
MPLX LP
2.65%, 08/15/30	6,000	5,485,526
4.00%, 03/15/28	7,473	7,433,581
4.13%, 03/01/27(a)	7,581	7,565,570
4.25%, 12/01/27(a)	4,587	4,586,567
4.80%, 02/15/29	4,633	4,692,688
NGPL PipeCo LLC, 4.88%, 08/15/27(b)	4,360	4,365,916
Northwest Pipeline LLC, 4.00%, 04/01/27	3,163	3,152,745
ONEOK Inc.
3.10%, 03/15/30	4,680	4,407,315
3.25%, 06/01/30	3,210	3,031,908
Security	Par (000)	Value
Pipelines (continued)
3.40%, 09/01/29	$4,197	$4,029,438
4.00%, 07/13/27	3,241	3,229,048
4.25%, 09/24/27	3,680	3,683,318
4.35%, 03/15/29	4,230	4,221,484
4.40%, 10/15/29	3,205	3,200,460
4.55%, 07/15/28(a)	4,856	4,890,974
5.38%, 06/01/29	3,045	3,135,157
5.55%, 11/01/26	4,695	4,750,094
5.63%, 01/15/28(a)(b)	3,129	3,201,562
5.65%, 11/01/28	3,997	4,151,952
Pipeline Funding Co. LLC, 7.50%, 01/15/30(b)	1,980	2,030,723
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29(a)	6,335	6,103,416
4.50%, 12/15/26	4,884	4,887,146
QazaqGaz NC JSC, 4.38%, 09/26/27(a)(b)	5,083	5,041,336
Sabal Trail Transmission LLC, 4.25%, 05/01/28(b)	2,030	2,017,423
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	8,400	8,398,003
4.50%, 05/15/30	11,770	11,804,032
5.00%, 03/15/27	9,184	9,235,961
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	3,770	3,802,321
5.03%, 10/01/29	6,284	6,362,460
Spectra Energy Partners LP, 3.38%, 10/15/26	3,110	3,076,515
Targa Resources Corp.
5.20%, 07/01/27	4,736	4,814,041
6.15%, 03/01/29	6,090	6,425,152
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	4,354	4,358,251
5.50%, 03/01/30(a)	3,040	3,097,968
6.88%, 01/15/29	4,040	4,118,778
TC PipeLines LP, 3.90%, 05/25/27	3,367	3,347,589
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(a)(b)	6,020	5,626,751
7.00%, 03/15/27	1,787	1,855,955
7.00%, 10/15/28	2,435	2,621,992
Texas Eastern Transmission LP, 3.50%, 01/15/28(b)	3,041	2,990,862
TransCanada PipeLines Ltd.
4.10%, 04/15/30(a)	8,060	7,936,559
4.25%, 05/15/28(a)	8,532	8,537,270
7.00%, 06/01/65, (5-year CMT + 2.614%)(c)	4,160	4,219,550
Transcanada Trust
5.30%, 03/15/77(c)	8,235	8,181,823
5.50%, 09/15/79, (1-day SOFR + 4.416%)(a)(c)	4,900	4,826,998
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30(a)	3,140	2,986,840
4.00%, 03/15/28	2,685	2,679,001
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	303	302,188
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)(b)	2,650	2,696,208
Valero Energy Partners LP, 4.50%, 03/15/28	2,685	2,704,830
Western Midstream Operating LP
4.05%, 02/01/30(a)	6,055	5,887,336
4.50%, 03/01/28	2,271	2,268,661
4.75%, 08/15/28	2,017	2,028,688
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.35%, 01/15/29	$3,530	$3,712,787
Whistler Pipeline LLC, 5.40%, 09/30/29(a)(b)	2,755	2,832,269
Williams Companies Inc. (The)
3.75%, 06/15/27	8,157	8,092,288
4.63%, 06/30/30	4,840	4,865,468
4.80%, 11/15/29	2,440	2,483,273
4.90%, 03/15/29	6,480	6,601,861
5.30%, 08/15/28(a)	5,402	5,572,826
		577,595,011
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30(a)(b)	2,560	2,362,345
4.87%, 02/15/29(a)(b)	4,112	4,171,724
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(a)(b)	2,950	2,859,474
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(a)(b)	4,847	4,760,696
		14,154,239
Real Estate — 0.1%
CBRE Services Inc.
4.80%, 06/15/30	3,380	3,428,421
5.50%, 04/01/29(a)	2,940	3,049,268
CoStar Group Inc., 2.80%, 07/15/30(b)	1,430	1,310,494
Jones Lang LaSalle Inc., 6.88%, 12/01/28	2,580	2,772,112
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27(a)(b)	590	583,132
3.95%, 01/24/29(b)	265	261,410
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/27(a)(b)	6,691	6,635,646
4.13%, 02/01/29(b)	1,075	1,068,601
		19,109,084
Real Estate Investment Trusts — 3.5%
Agree LP, 2.00%, 06/15/28(a)	2,317	2,185,021
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29	2,610	2,445,642
3.95%, 01/15/27(a)	2,215	2,204,673
3.95%, 01/15/28(a)	2,758	2,739,948
4.50%, 07/30/29(a)	2,140	2,147,860
4.70%, 07/01/30	355	357,915
American Homes 4 Rent LP
4.25%, 02/15/28	3,040	3,031,349
4.90%, 02/15/29	2,640	2,688,514
4.95%, 06/15/30(a)	3,930	4,007,460
American Tower Corp.
1.45%, 09/15/26	3,625	3,520,585
1.50%, 01/31/28	4,010	3,761,959
2.10%, 06/15/30	1,400	1,259,113
2.75%, 01/15/27	4,555	4,463,889
2.90%, 01/15/30	5,571	5,229,106
3.13%, 01/15/27	2,615	2,575,533
3.38%, 10/15/26	5,154	5,103,888
3.55%, 07/15/27	4,482	4,433,772
3.60%, 01/15/28	4,427	4,367,453
3.65%, 03/15/27	3,674	3,645,572
3.80%, 08/15/29	9,293	9,107,269
3.95%, 03/15/29	3,494	3,457,914
4.90%, 03/15/30(a)	5,050	5,147,079
5.00%, 01/31/30(a)	3,955	4,047,496
5.20%, 02/15/29(a)	3,990	4,103,198
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.25%, 07/15/28	$3,802	$3,911,174
5.50%, 03/15/28	4,351	4,483,384
5.80%, 11/15/28	4,395	4,594,262
AvalonBay Communities Inc.
1.90%, 12/01/28(a)	4,528	4,237,205
2.30%, 03/01/30(a)	2,994	2,756,535
2.90%, 10/15/26(a)	1,771	1,747,708
3.20%, 01/15/28	2,975	2,918,084
3.30%, 06/01/29	985	956,236
3.35%, 05/15/27	2,492	2,462,756
Boston Properties LP
2.75%, 10/01/26	5,595	5,497,604
2.90%, 03/15/30	2,675	2,483,258
3.40%, 06/21/29	5,305	5,083,657
4.50%, 12/01/28(a)	6,295	6,298,877
6.75%, 12/01/27	4,260	4,482,512
Brixmor Operating Partnership LP
2.25%, 04/01/28	2,085	1,985,649
3.90%, 03/15/27	2,254	2,240,861
4.05%, 07/01/30(a)	4,555	4,463,643
4.13%, 05/15/29	4,665	4,623,463
Camden Property Trust
2.80%, 05/15/30	1,355	1,270,925
3.15%, 07/01/29	3,590	3,449,344
4.10%, 10/15/28(a)	2,260	2,262,100
5.85%, 11/03/26(a)	2,630	2,678,016
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(a)(b)	2,875	2,842,054
COPT Defense Properties LP, 2.00%, 01/15/29(a)	2,590	2,391,629
Cousins Properties LP, 5.25%, 07/15/30	3,050	3,131,160
Crown Castle Inc.
2.90%, 03/15/27	4,513	4,420,498
3.10%, 11/15/29	3,670	3,481,297
3.30%, 07/01/30	3,645	3,442,493
3.65%, 09/01/27	5,942	5,868,704
3.80%, 02/15/28	5,811	5,735,389
4.00%, 03/01/27	3,238	3,220,831
4.30%, 02/15/29	2,788	2,772,587
4.80%, 09/01/28(a)	3,735	3,779,381
4.90%, 09/01/29	3,420	3,462,648
5.00%, 01/11/28	5,980	6,061,283
5.60%, 06/01/29(a)	4,199	4,362,473
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	465	452,731
CubeSmart LP
2.25%, 12/15/28(a)	3,025	2,846,462
3.00%, 02/15/30	2,240	2,112,781
3.13%, 09/01/26	1,813	1,786,924
4.38%, 02/15/29	2,485	2,484,020
Digital Realty Trust LP
3.60%, 07/01/29	5,480	5,347,823
3.70%, 08/15/27	5,609	5,565,044
4.45%, 07/15/28(a)	3,745	3,773,926
5.55%, 01/15/28	5,295	5,453,888
DOC DR LLC
3.95%, 01/15/28	2,332	2,319,258
4.30%, 03/15/27	1,135	1,135,587
EPR Properties
3.75%, 08/15/29(a)	2,190	2,103,200
4.50%, 06/01/27	2,595	2,586,862

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.75%, 12/15/26	$2,615	$2,617,337
4.95%, 04/15/28	2,205	2,216,984
Equinix Inc.
1.55%, 03/15/28	4,487	4,207,560
1.80%, 07/15/27	2,940	2,816,588
2.00%, 05/15/28	1,602	1,513,704
2.15%, 07/15/30	6,465	5,827,964
2.90%, 11/18/26	2,987	2,938,668
3.20%, 11/18/29	7,285	6,959,701
ERP Operating LP
2.50%, 02/15/30	3,035	2,827,537
2.85%, 11/01/26(a)	2,805	2,766,664
3.00%, 07/01/29(a)	2,770	2,656,901
3.25%, 08/01/27	2,490	2,453,302
3.50%, 03/01/28	3,105	3,062,200
4.15%, 12/01/28	3,618	3,628,112
Essex Portfolio LP
1.70%, 03/01/28	2,780	2,615,890
3.00%, 01/15/30	3,575	3,378,170
3.63%, 05/01/27	2,186	2,166,577
4.00%, 03/01/29	3,330	3,294,092
Extra Space Storage LP
3.88%, 12/15/27	2,675	2,651,303
3.90%, 04/01/29	2,490	2,451,080
4.00%, 06/15/29	2,050	2,027,975
5.50%, 07/01/30	3,815	3,986,065
5.70%, 04/01/28	4,220	4,359,853
Federal Realty OP LP
3.20%, 06/15/29	2,505	2,405,085
3.25%, 07/15/27	2,844	2,794,558
3.50%, 06/01/30	770	741,033
5.38%, 05/01/28(a)	3,355	3,449,530
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	4,470	4,324,326
5.30%, 01/15/29	4,535	4,617,238
5.75%, 06/01/28(a)	2,565	2,632,939
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(a)(b)	1,335	1,316,233
Healthcare Realty Holdings LP
2.40%, 03/15/30(a)	1,655	1,496,960
3.10%, 02/15/30(a)	3,960	3,721,797
3.63%, 01/15/28(a)	1,340	1,314,335
3.75%, 07/01/27(a)	3,041	3,014,018
Healthpeak OP LLC
1.35%, 02/01/27	3,995	3,841,606
2.13%, 12/01/28	3,185	2,979,968
3.00%, 01/15/30	4,700	4,447,540
3.50%, 07/15/29	3,635	3,531,811
Highwoods Realty LP
3.05%, 02/15/30	2,150	1,985,905
3.88%, 03/01/27(a)	928	916,902
4.13%, 03/15/28(a)	1,980	1,950,613
4.20%, 04/15/29	2,025	1,981,346
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29	4,000	3,794,996
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	3,844	3,627,954
5.45%, 08/15/30	2,500	2,598,845
Kilroy Realty LP
3.05%, 02/15/30(a)	2,140	1,968,097
4.25%, 08/15/29(a)	1,935	1,889,438
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.75%, 12/15/28	$4,190	$4,201,030
Kimco Realty OP LLC
1.90%, 03/01/28(a)	2,615	2,482,811
2.80%, 10/01/26(a)	2,872	2,826,649
3.80%, 04/01/27	2,295	2,280,591
Kite Realty Group LP, 4.00%, 10/01/26(a)	1,711	1,703,585
Lineage OP LP, 5.25%, 07/15/30(b)	2,760	2,785,011
LXP Industrial Trust, 6.75%, 11/15/28	2,085	2,216,645
Mid-America Apartments LP
1.10%, 09/15/26	1,648	1,597,271
2.75%, 03/15/30(a)	640	599,654
3.60%, 06/01/27	3,575	3,549,288
3.95%, 03/15/29(a)	2,355	2,340,147
4.20%, 06/15/28	2,490	2,496,451
NNN REIT Inc.
2.50%, 04/15/30	1,825	1,685,488
3.50%, 10/15/27(a)	2,340	2,308,555
3.60%, 12/15/26(a)	2,038	2,024,816
4.30%, 10/15/28	2,655	2,658,443
Omega Healthcare Investors Inc.
3.63%, 10/01/29(a)	2,730	2,612,761
4.50%, 04/01/27	4,261	4,265,675
4.75%, 01/15/28(a)	3,425	3,452,688
5.20%, 07/01/30	3,850	3,905,492
Piedmont Operating Partnership LP
3.15%, 08/15/30	1,700	1,538,210
6.88%, 07/15/29	930	984,029
9.25%, 07/20/28	3,055	3,395,562
Prologis LP
1.75%, 07/01/30(a)	2,010	1,788,515
2.13%, 04/15/27(a)	2,984	2,896,454
2.25%, 04/15/30	5,115	4,703,571
2.88%, 11/15/29(a)	2,880	2,735,171
3.25%, 10/01/26	2,251	2,231,702
3.38%, 12/15/27	2,100	2,071,674
3.88%, 09/15/28	2,285	2,272,008
4.00%, 09/15/28(a)	2,940	2,938,977
4.38%, 02/01/29(a)	1,790	1,805,401
4.88%, 06/15/28(a)	4,505	4,607,451
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 04/01/29(b)	3,295	3,402,440
Public Storage Operating Co.
1.50%, 11/09/26	3,345	3,248,256
1.85%, 05/01/28(a)	3,775	3,569,736
1.95%, 11/09/28(a)	2,115	1,984,530
3.09%, 09/15/27	2,961	2,908,466
3.39%, 05/01/29	3,335	3,253,892
4.38%, 07/01/30(a)	2,955	2,973,454
5.13%, 01/15/29(a)	3,616	3,742,781
Realty Income Corp.
2.10%, 03/15/28(a)	2,650	2,525,128
2.20%, 06/15/28	2,835	2,700,227
3.00%, 01/15/27	3,459	3,405,236
3.10%, 12/15/29	3,415	3,268,028
3.20%, 01/15/27	1,653	1,627,845
3.25%, 06/15/29(a)	2,800	2,712,451
3.40%, 01/15/28(a)	3,400	3,356,708
3.40%, 01/15/30	2,960	2,856,387
3.65%, 01/15/28	3,184	3,158,220
3.95%, 08/15/27	3,527	3,519,848
4.00%, 07/15/29(a)	2,330	2,313,259
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.13%, 10/15/26	$3,687	$3,681,680
4.45%, 09/15/26(a)	1,698	1,699,311
4.70%, 12/15/28	2,537	2,577,984
4.75%, 02/15/29	2,575	2,624,412
4.85%, 03/15/30(a)	3,543	3,633,858
Regency Centers LP
2.95%, 09/15/29	2,775	2,643,699
3.60%, 02/01/27	3,125	3,099,808
3.70%, 06/15/30(a)	3,460	3,372,464
4.13%, 03/15/28(a)	2,055	2,051,303
Rexford Industrial Realty LP, 5.00%, 06/15/28(a)	1,952	1,981,039
Sabra Health Care LP, 3.90%, 10/15/29	1,915	1,851,521
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/27(a)(b)	2,815	2,792,570
4.38%, 05/28/30(a)(b)	2,065	2,069,826
Simon Property Group LP
1.38%, 01/15/27(a)	3,313	3,194,098
1.75%, 02/01/28	4,815	4,569,276
2.45%, 09/13/29	6,832	6,409,331
2.65%, 07/15/30	3,605	3,352,616
3.25%, 11/30/26(a)	3,870	3,830,022
3.38%, 06/15/27	4,107	4,064,760
3.38%, 12/01/27(a)	4,325	4,270,676
4.38%, 10/01/30	2,065	2,070,274
Store Capital LLC
4.50%, 03/15/28(a)	1,595	1,585,979
4.63%, 03/15/29(a)	1,700	1,687,538
5.40%, 04/30/30(b)	1,530	1,558,947
Sun Communities Operating LP, 2.30%, 11/01/28	2,810	2,659,015
Tanger Properties LP
3.13%, 09/01/26	1,925	1,895,387
3.88%, 07/15/27(a)	1,820	1,800,020
Trust Fibra Uno, 4.87%, 01/15/30(a)(b)	4,645	4,500,598
UDR Inc.
2.95%, 09/01/26(a)	1,680	1,658,066
3.20%, 01/15/30	3,745	3,583,278
3.50%, 07/01/27	1,855	1,832,562
3.50%, 01/15/28	1,745	1,719,732
4.40%, 01/26/29	2,130	2,135,412
Ventas Realty LP
3.00%, 01/15/30(a)	4,125	3,900,686
3.25%, 10/15/26	2,557	2,526,550
3.85%, 04/01/27	2,291	2,278,525
4.00%, 03/01/28	3,780	3,761,388
4.40%, 01/15/29	4,680	4,694,139
VICI Properties LP
4.75%, 02/15/28	6,837	6,890,701
4.75%, 04/01/28	965	975,492
4.95%, 02/15/30	6,025	6,092,534
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(b)	3,825	3,779,800
3.88%, 02/15/29(b)	4,479	4,372,235
4.13%, 08/15/30(b)	5,380	5,196,708
4.25%, 12/01/26(b)	6,710	6,680,134
4.50%, 09/01/26(a)(b)	2,289	2,284,863
4.50%, 01/15/28(b)	2,075	2,066,868
4.63%, 12/01/29(b)	6,260	6,193,922
5.75%, 02/01/27(b)	4,224	4,278,099
WEA Finance LLC
2.88%, 01/15/27(b)	4,426	4,328,076
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.50%, 06/15/29(a)(b)	$4,730	$4,566,198
4.13%, 09/20/28(b)	960	948,267
Welltower OP LLC
2.05%, 01/15/29(a)	2,868	2,681,982
2.70%, 02/15/27(a)	5,528	5,422,390
3.10%, 01/15/30	4,930	4,702,646
4.13%, 03/15/29	3,445	3,445,565
4.25%, 04/15/28(a)	4,423	4,448,730
4.50%, 07/01/30	4,525	4,566,798
Weyerhaeuser Co.
4.00%, 11/15/29	5,935	5,866,496
4.00%, 04/15/30(a)	2,695	2,655,276
6.95%, 10/01/27	4,845	5,106,784
WP Carey Inc.
3.85%, 07/15/29(a)	2,195	2,158,970
4.25%, 10/01/26	2,003	2,000,177
4.65%, 07/15/30	2,525	2,540,223
		750,984,646
Retail — 1.8%
7-Eleven Inc., 1.30%, 02/10/28(a)(b)	5,345	4,986,682
Alimentation Couche-Tard Inc.
2.95%, 01/25/30(b)	4,790	4,524,556
3.55%, 07/26/27(a)(b)	5,134	5,076,529
Arcos Dorados BV, 6.13%, 05/27/29(b)	20	20,475
AutoNation Inc.
1.95%, 08/01/28(a)	2,090	1,956,633
3.80%, 11/15/27	1,550	1,529,323
4.75%, 06/01/30(a)	1,065	1,068,789
AutoZone Inc.
3.75%, 06/01/27	2,856	2,835,447
3.75%, 04/18/29	2,900	2,853,086
4.00%, 04/15/30	4,480	4,419,935
4.50%, 02/01/28	2,295	2,318,917
5.10%, 07/15/29	3,642	3,750,714
5.13%, 06/15/30	2,980	3,075,691
6.25%, 11/01/28	2,847	3,023,659
Best Buy Co. Inc., 4.45%, 10/01/28(a)	2,652	2,670,904
CK Hutchison International 24 II Ltd., 4.38%, 03/13/30(a)(b)	780	783,644
CK Hutchison International 24 Ltd., 5.38%, 04/26/29(a)(b)	7,345	7,621,383
Costco Wholesale Corp.
1.38%, 06/20/27	6,730	6,441,844
1.60%, 04/20/30(a)	10,502	9,448,144
3.00%, 05/18/27(a)	5,125	5,057,566
Darden Restaurants Inc.
3.85%, 05/01/27(a)	2,390	2,371,771
4.35%, 10/15/27	1,915	1,924,036
4.55%, 10/15/29	2,570	2,579,151
Dollar General Corp.
3.50%, 04/03/30(a)	5,350	5,142,988
3.88%, 04/15/27	2,687	2,670,995
4.13%, 05/01/28(a)	2,541	2,528,517
4.63%, 11/01/27	2,877	2,897,301
5.20%, 07/05/28	2,875	2,947,324
Dollar Tree Inc., 4.20%, 05/15/28	6,580	6,563,644
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)(b)	1,140	1,130,941
Genuine Parts Co.
4.95%, 08/15/29(a)	4,600	4,695,731
6.50%, 11/01/28	2,747	2,922,055

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Home Depot Inc. (The)
0.90%, 03/15/28(a)	$2,537	$2,358,169
1.50%, 09/15/28(a)	5,365	5,000,763
2.13%, 09/15/26	5,435	5,332,546
2.50%, 04/15/27	3,975	3,888,644
2.70%, 04/15/30	3,760	3,535,548
2.80%, 09/14/27	5,367	5,253,144
2.88%, 04/15/27	4,117	4,050,736
2.95%, 06/15/29	11,427	11,013,723
3.90%, 12/06/28	6,101	6,111,088
4.75%, 06/25/29	8,454	8,653,993
4.88%, 06/25/27	5,710	5,801,606
4.90%, 04/15/29	5,350	5,512,481
4.95%, 09/30/26	3,915	3,951,683
InRetail Consumer, 3.25%, 03/22/28(a)(b)	560	542,798
Lowe's Companies Inc.
1.30%, 04/15/28(a)	3,410	3,180,907
1.70%, 09/15/28	6,052	5,640,037
3.10%, 05/03/27(a)	8,434	8,296,526
3.35%, 04/01/27	3,609	3,567,483
3.65%, 04/05/29	8,480	8,323,970
4.50%, 04/15/30	7,155	7,245,548
6.50%, 03/15/29(a)	1,810	1,953,309
6.88%, 02/15/28(a)	2,881	3,054,755
McDonald's Corp.
2.13%, 03/01/30	4,180	3,827,161
2.63%, 09/01/29(a)	7,230	6,844,778
3.50%, 03/01/27	4,470	4,432,973
3.50%, 07/01/27	5,176	5,129,938
3.60%, 07/01/30(a)	4,775	4,660,315
3.80%, 04/01/28	5,842	5,812,643
4.60%, 05/15/30	3,475	3,535,086
4.80%, 08/14/28(a)	3,199	3,270,620
5.00%, 05/17/29(a)	3,085	3,179,967
O'Reilly Automotive Inc.
3.60%, 09/01/27(a)	4,070	4,031,809
3.90%, 06/01/29	3,257	3,225,306
4.20%, 04/01/30	3,400	3,391,490
4.35%, 06/01/28	2,590	2,600,715
5.75%, 11/20/26	3,268	3,322,483
Starbucks Corp.
2.00%, 03/12/27	2,562	2,482,663
2.25%, 03/12/30	3,650	3,355,043
3.50%, 03/01/28(a)	3,139	3,101,866
3.55%, 08/15/29(a)	5,885	5,771,098
4.00%, 11/15/28(a)	4,653	4,650,778
4.50%, 05/15/28	3,855	3,895,251
4.80%, 05/15/30	3,551	3,628,208
4.85%, 02/08/27	5,114	5,165,519
Target Corp.
1.95%, 01/15/27(a)	4,720	4,597,063
2.35%, 02/15/30(a)	4,800	4,470,052
3.38%, 04/15/29	6,205	6,075,912
4.35%, 06/15/28(a)	2,495	2,521,060
TJX Companies Inc. (The)
1.15%, 05/15/28	1,935	1,799,758
2.25%, 09/15/26	4,123	4,052,764
3.88%, 04/15/30	3,380	3,355,456
Walmart Inc.
2.38%, 09/24/29(a)	1,865	1,759,235
3.25%, 07/08/29	4,150	4,060,401
Security	Par (000)	Value
Retail (continued)
3.70%, 06/26/28	$7,561	$7,551,416
3.90%, 04/15/28(a)	4,093	4,106,605
4.00%, 04/15/30(a)	980	987,789
4.10%, 04/28/27	4,315	4,335,088
4.35%, 04/28/30	7,372	7,483,569
5.88%, 04/05/27(a)	1,025	1,058,504
7.55%, 02/15/30	5,205	5,957,410
		377,595,624
Savings & Loans — 0.3%
Nationwide Building Society
1.50%, 10/13/26(a)(b)	6,074	5,899,484
2.97%, 02/16/28, (1-day SOFR + 1.290%)(b)(c)	4,803	4,707,706
3.96%, 07/18/30(a)(b)(c)	5,281	5,187,183
4.00%, 09/14/26(a)(b)	6,788	6,750,003
4.13%, 10/18/32, (5-year USD ICE Swap + 1.849%)(a)(b)(c)	2,185	2,150,058
4.30%, 03/08/29(b)(c)	3,212	3,211,163
4.65%, 07/14/29, (1-day SOFR + 1.060%)(b)(c)	7,045	7,103,593
4.85%, 07/27/27(b)	5,376	5,449,514
5.13%, 07/29/29(b)	5,835	6,019,064
6.56%, 10/18/27, (1-day SOFR + 1.910%)(b)(c)	7,415	7,588,002
		54,065,770
Semiconductors — 2.0%
Advanced Micro Devices Inc., 4.32%, 03/24/28	1,745	1,762,295
Analog Devices Inc.
1.70%, 10/01/28	4,858	4,539,233
3.45%, 06/15/27	2,465	2,445,613
3.50%, 12/05/26	5,038	5,007,759
4.25%, 06/15/28	5,130	5,171,552
4.50%, 06/15/30	4,505	4,565,715
Applied Materials Inc.
1.75%, 06/01/30	4,205	3,773,836
3.30%, 04/01/27	6,920	6,858,666
4.80%, 06/15/29	4,500	4,624,500
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	4,430	4,370,783
3.88%, 01/15/27	16,469	16,399,694
Broadcom Inc.
1.95%, 02/15/28(b)	4,331	4,120,364
3.46%, 09/15/26	3,949	3,921,053
4.00%, 04/15/29(b)	4,275	4,245,935
4.11%, 09/15/28(a)	6,640	6,637,709
4.15%, 02/15/28	4,945	4,950,535
4.35%, 02/15/30	9,145	9,171,418
4.60%, 07/15/30	9,245	9,333,946
4.75%, 04/15/29	9,590	9,767,765
4.80%, 04/15/28(a)	6,460	6,577,281
5.00%, 04/15/30(a)	3,800	3,909,072
5.05%, 07/12/27	7,250	7,362,975
5.05%, 07/12/29	12,500	12,853,476
5.05%, 04/15/30	5,080	5,237,236
Foundry JV Holdco LLC, 5.90%, 01/25/30(a)(b)	5,340	5,635,057
Intel Corp.
1.60%, 08/12/28	5,724	5,312,421
2.45%, 11/15/29	11,845	10,927,059
3.15%, 05/11/27	5,782	5,670,248
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.75%, 03/25/27	$5,635	$5,581,825
3.75%, 08/05/27	6,842	6,769,976
3.90%, 03/25/30	8,280	8,067,630
4.00%, 08/05/29	4,890	4,814,678
4.88%, 02/10/28	10,064	10,196,446
5.13%, 02/10/30	7,435	7,615,200
KLA Corp., 4.10%, 03/15/29	5,140	5,151,144
Lam Research Corp.
1.90%, 06/15/30	4,640	4,190,260
4.00%, 03/15/29	6,176	6,174,239
Marvell Technology Inc.
2.45%, 04/15/28	4,340	4,155,003
4.75%, 07/15/30	2,690	2,714,519
4.88%, 06/22/28	2,915	2,954,772
5.75%, 02/15/29	3,000	3,129,816
Microchip Technology Inc.
4.90%, 03/15/28	4,940	5,010,011
5.05%, 03/15/29	6,182	6,303,840
5.05%, 02/15/30	6,332	6,460,911
Micron Technology Inc.
4.66%, 02/15/30	4,889	4,918,788
5.33%, 02/06/29	4,440	4,564,962
5.38%, 04/15/28	3,342	3,445,651
6.75%, 11/01/29	6,940	7,534,460
NVIDIA Corp.
1.55%, 06/15/28	7,343	6,919,584
2.85%, 04/01/30(a)	8,660	8,276,646
3.20%, 09/16/26	5,590	5,548,697
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27	2,843	2,794,810
3.40%, 05/01/30(a)	5,014	4,799,216
4.30%, 08/19/28	1,775	1,778,746
4.30%, 06/18/29(a)	6,015	6,010,726
4.40%, 06/01/27	2,860	2,868,241
5.55%, 12/01/28(a)	3,077	3,188,001
Qorvo Inc., 4.38%, 10/15/29(a)	5,430	5,318,365
Qualcomm Inc.
1.30%, 05/20/28	5,650	5,283,886
2.15%, 05/20/30(a)	7,225	6,631,498
3.25%, 05/20/27(a)	11,410	11,295,473
4.50%, 05/20/30(a)	3,065	3,116,235
Renesas Electronics Corp., 2.17%, 11/25/26(a)(b)	4,873	4,740,456
SK Hynix Inc.
5.50%, 01/16/27(b)	1,905	1,934,078
5.50%, 01/16/29(b)	6,245	6,457,995
6.38%, 01/17/28(a)(b)	5,835	6,092,684
Texas Instruments Inc.
1.13%, 09/15/26	2,883	2,801,943
1.75%, 05/04/30	3,555	3,202,157
2.25%, 09/04/29(a)	5,350	5,008,469
2.90%, 11/03/27	3,098	3,035,465
4.50%, 05/23/30	3,000	3,047,009
4.60%, 02/08/27	3,700	3,736,099
4.60%, 02/15/28	4,087	4,156,437
4.60%, 02/08/29	3,730	3,811,824
TSMC Arizona Corp.
1.75%, 10/25/26	7,116	6,925,997
3.88%, 04/22/27	5,550	5,539,873
4.13%, 04/22/29(a)	2,210	2,218,497
Security	Par (000)	Value
Semiconductors (continued)
TSMC Global Ltd.
1.00%, 09/28/27(a)(b)	$4,215	$3,960,592
1.75%, 04/23/28(a)(b)	5,360	5,060,637
4.38%, 07/22/27(b)	2,330	2,342,272
Xilinx Inc., 2.38%, 06/01/30	4,663	4,309,590
		437,119,525
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	3,675	3,442,041
3.48%, 12/01/27	3,375	3,314,061
4.20%, 05/01/30	795	783,748
5.35%, 01/15/30	3,925	4,045,081
		11,584,931
Software — 1.8%
Adobe Inc.
2.15%, 02/01/27	4,820	4,706,344
2.30%, 02/01/30	7,622	7,090,888
4.75%, 01/17/28	2,250	2,294,550
4.80%, 04/04/29	4,850	4,984,906
4.85%, 04/04/27(a)	2,900	2,943,031
4.95%, 01/17/30(a)	4,370	4,536,846
AppLovin Corp., 5.13%, 12/01/29	5,890	6,023,829
Atlassian Corp., 5.25%, 05/15/29	3,410	3,512,295
Autodesk Inc.
2.85%, 01/15/30(a)	3,625	3,421,894
3.50%, 06/15/27(a)	2,872	2,839,636
Broadridge Financial Solutions Inc., 2.90%, 12/01/29	4,875	4,615,743
Cadence Design Systems Inc.
4.20%, 09/10/27	2,909	2,921,167
4.30%, 09/10/29	6,415	6,461,476
Concentrix Corp., 6.60%, 08/02/28(a)	4,715	4,989,620
Constellation Software Inc./Canada, 5.16%, 02/16/29(a)(b)	3,450	3,532,652
Fidelity National Information Services Inc.
1.65%, 03/01/28(a)	4,603	4,336,632
3.75%, 05/21/29	3,115	3,054,621
Fiserv Inc.
2.25%, 06/01/27	5,578	5,404,451
2.65%, 06/01/30	5,625	5,197,343
3.50%, 07/01/29	16,925	16,434,493
4.20%, 10/01/28	6,195	6,191,520
4.75%, 03/15/30	5,495	5,573,967
5.15%, 03/15/27	4,420	4,475,900
5.38%, 08/21/28	4,250	4,384,052
5.45%, 03/02/28	5,053	5,197,710
Intuit Inc.
1.35%, 07/15/27	2,697	2,573,959
1.65%, 07/15/30(a)	3,060	2,721,656
5.13%, 09/15/28	4,657	4,811,626
5.25%, 09/15/26	4,174	4,217,778
Microsoft Corp.
3.30%, 02/06/27	22,861	22,695,066
3.40%, 09/15/26(a)	4,176	4,156,863
3.40%, 06/15/27(a)	2,501	2,491,374
MSCI Inc., 4.00%, 11/15/29(b)	6,555	6,407,407
Open Text Corp., 6.90%, 12/01/27(b)	5,700	5,915,449
Oracle Corp.
2.30%, 03/25/28	11,895	11,368,537
2.80%, 04/01/27	12,736	12,469,418

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
2.95%, 04/01/30	$16,815	$15,834,566
3.25%, 11/15/27	16,053	15,744,894
3.25%, 05/15/30(a)	3,255	3,102,332
4.20%, 09/27/29(a)	8,962	8,938,630
4.50%, 05/06/28(a)	4,657	4,697,165
4.65%, 05/06/30(a)	5,170	5,243,757
4.80%, 08/03/28(a)	9,095	9,269,424
6.15%, 11/09/29	6,920	7,396,899
Paychex Inc., 5.10%, 04/15/30	9,140	9,407,357
Roper Technologies Inc.
1.40%, 09/15/27	3,944	3,737,456
2.00%, 06/30/30(a)	4,265	3,829,400
2.95%, 09/15/29	3,795	3,620,576
3.80%, 12/15/26	4,015	3,990,140
4.20%, 09/15/28	4,923	4,926,265
4.25%, 09/15/28	1,080	1,084,132
4.45%, 09/15/30	2,050	2,054,234
4.50%, 10/15/29	2,630	2,650,839
Salesforce Inc.
1.50%, 07/15/28(a)	5,957	5,584,444
3.70%, 04/11/28(a)	8,437	8,411,819
Synopsys Inc.
4.55%, 04/01/27	7,405	7,448,775
4.65%, 04/01/28	5,830	5,908,822
4.85%, 04/01/30	11,825	12,062,071
Take-Two Interactive Software Inc.
3.70%, 04/14/27	4,282	4,250,779
4.95%, 03/28/28	5,653	5,760,351
5.40%, 06/12/29	2,145	2,226,337
VMware LLC
1.80%, 08/15/28	4,531	4,237,747
3.90%, 08/21/27	7,099	7,059,009
4.65%, 05/15/27	2,914	2,932,581
4.70%, 05/15/30	4,170	4,221,713
Workday Inc.
3.50%, 04/01/27	5,745	5,690,050
3.70%, 04/01/29	4,850	4,774,762
		391,052,025
Telecommunications — 2.5%
America Movil SAB de CV
2.88%, 05/07/30	5,315	4,957,801
3.63%, 04/22/29	5,867	5,725,814
AT&T Inc.
1.65%, 02/01/28	13,094	12,355,645
2.30%, 06/01/27(a)	14,193	13,746,825
3.80%, 02/15/27	4,716	4,693,314
4.10%, 02/15/28(a)	10,550	10,536,777
4.25%, 03/01/27(a)	8,875	8,886,040
4.30%, 02/15/30(a)	17,834	17,861,355
4.35%, 03/01/29	17,412	17,486,550
4.70%, 08/15/30	5,975	6,066,159
British Telecommunications PLC
3.25%, 11/08/29(a)(b)	5,990	5,743,077
5.13%, 12/04/28	4,449	4,560,407
Cisco Systems Inc.
2.50%, 09/20/26	8,487	8,359,849
4.55%, 02/24/28(a)	5,745	5,832,520
4.75%, 02/24/30(a)	6,275	6,447,588
4.80%, 02/26/27	11,360	11,502,237
4.85%, 02/26/29	14,650	15,047,032
Security	Par (000)	Value
Telecommunications (continued)
Deutsche Telekom International Finance BV
3.60%, 01/19/27(a)(b)	$5,810	$5,758,226
4.38%, 06/21/28(a)(b)	6,615	6,649,217
8.75%, 06/15/30	18,822	22,244,830
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(b)	1,571	1,571,201
Juniper Networks Inc., 3.75%, 08/15/29	3,425	3,346,676
KT Corp.
4.13%, 02/02/28(b)	730	727,697
4.38%, 01/03/29(b)	195	196,082
Motorola Solutions Inc.
4.60%, 02/23/28	4,157	4,201,862
4.60%, 05/23/29	4,323	4,370,162
4.85%, 08/15/30(a)	2,685	2,735,085
5.00%, 04/15/29(a)	2,530	2,589,929
NBN Co. Ltd.
1.63%, 01/08/27(a)(b)	5,198	5,032,395
4.00%, 10/01/27(b)	2,960	2,946,273
4.25%, 10/01/29(a)(b)	2,655	2,637,880
5.75%, 10/06/28(a)(b)	4,694	4,918,465
Nokia OYJ, 4.38%, 06/12/27	2,849	2,830,697
NTT Finance Corp.
1.59%, 04/03/28(a)(b)	6,855	6,426,226
4.37%, 07/27/27(a)(b)	2,970	2,977,821
4.57%, 07/16/27(b)	7,050	7,094,716
4.62%, 07/16/28(a)(b)	12,105	12,234,161
4.88%, 07/16/30(b)	13,785	13,997,809
5.10%, 07/02/27(a)(b)	3,735	3,791,708
5.11%, 07/02/29(a)(b)	5,435	5,583,316
Ooredoo International Finance Ltd., 3.88%, 01/31/28(b)	2,405	2,386,821
Rogers Communications Inc.
2.90%, 11/15/26	3,267	3,209,385
3.20%, 03/15/27	7,490	7,369,629
5.00%, 02/15/29(a)	7,487	7,646,440
Saudi Telecom Co., 3.89%, 05/13/29(b)	7,450	7,358,170
SK Telecom Co. Ltd., 6.63%, 07/20/27(a)(b)	1,220	1,271,938
Softbank Corp., 4.70%, 07/09/30(b)	2,850	2,869,400
Sprint Capital Corp., 6.88%, 11/15/28	15,655	16,841,169
Telefonica Emisiones SA, 4.10%, 03/08/27	7,397	7,374,247
TELUS Corp.
2.80%, 02/16/27	3,402	3,331,973
3.70%, 09/15/27(a)	3,175	3,144,593
T-Mobile USA Inc.
2.05%, 02/15/28	10,284	9,791,939
2.40%, 03/15/29	2,669	2,510,458
2.63%, 02/15/29	6,090	5,765,659
3.38%, 04/15/29	13,768	13,331,524
3.75%, 04/15/27	22,232	22,091,944
3.88%, 04/15/30	40,535	39,704,432
4.20%, 10/01/29(a)	3,985	3,983,275
4.75%, 02/01/28(a)	8,935	8,949,403
4.80%, 07/15/28	5,661	5,766,795
4.85%, 01/15/29	5,417	5,526,296
4.95%, 03/15/28	5,860	5,970,283
5.38%, 04/15/27(a)	4,476	4,476,000
Verizon Communications Inc.
2.10%, 03/22/28(a)	12,791	12,178,806
3.00%, 03/22/27(a)	3,822	3,756,321
3.15%, 03/22/30(a)	6,755	6,447,712
3.88%, 02/08/29	3,878	3,850,886
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.02%, 12/03/29	$18,420	$18,277,631
4.13%, 03/16/27	2,130	2,132,270
4.33%, 09/21/28	16,142	16,253,599
Vodafone Group PLC
4.38%, 05/30/28(a)	55	56,010
7.88%, 02/15/30	3,850	4,403,252
Xiaomi Best Time International Ltd., 3.38%, 04/29/30(b)	590	566,801
		543,266,485
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	3,060	3,010,080
3.55%, 11/19/26	3,253	3,219,926
3.90%, 11/19/29	5,665	5,528,022
Mattel Inc.
3.75%, 04/01/29(a)(b)	4,130	3,989,011
5.88%, 12/15/27(a)(b)	3,717	3,726,902
		19,473,941
Transportation — 0.9%
AP Moller - Maersk A/S, 4.50%, 06/20/29(b)	3,410	3,449,410
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	2,718	2,685,963
Canadian National Railway Co., 6.90%, 07/15/28	2,270	2,444,516
Canadian Pacific Railway Co.
1.75%, 12/02/26	5,790	5,624,950
2.05%, 03/05/30(a)	2,800	2,547,763
2.88%, 11/15/29(a)	2,440	2,317,835
4.00%, 06/01/28	3,160	3,158,601
4.80%, 03/30/30(a)	3,735	3,823,937
CH Robinson Worldwide Inc., 4.20%, 04/15/28(a)	3,695	3,699,341
CSX Corp.
2.40%, 02/15/30	2,670	2,485,028
2.60%, 11/01/26(a)	3,718	3,656,770
3.25%, 06/01/27	5,037	4,968,921
3.80%, 03/01/28(a)	4,803	4,779,367
4.25%, 03/15/29(a)	5,177	5,197,154
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30(b)	60	58,446
FedEx Corp.
3.10%, 08/05/29(a)	5,289	5,048,038
3.10%, 08/05/29(b)	705	672,881
3.40%, 02/15/28(a)(b)	345	338,298
4.25%, 05/15/30(a)	1,910	1,914,795
4.25%, 05/15/30(a)(b)	2,565	2,571,440
JB Hunt Transport Services Inc., 4.90%, 03/15/30(a)	4,685	4,794,643
Kirby Corp., 4.20%, 03/01/28	2,225	2,218,458
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(a)(b)	7,095	7,021,210
Norfolk Southern Corp.
2.55%, 11/01/29(a)	2,821	2,654,029
3.15%, 06/01/27	1,665	1,640,650
3.80%, 08/01/28	3,232	3,216,441
5.05%, 08/01/30	1,055	1,092,098
7.80%, 05/15/27(a)	4,005	4,241,425
Ryder System Inc.
1.75%, 09/01/26	1,414	1,379,253
2.85%, 03/01/27(a)	2,325	2,279,525
Security	Par (000)	Value
Transportation (continued)
2.90%, 12/01/26	$2,336	$2,294,733
4.30%, 06/15/27(a)	1,760	1,763,475
4.85%, 06/15/30(a)	1,735	1,770,062
4.90%, 12/01/29(a)	1,695	1,729,901
4.95%, 09/01/29	1,790	1,828,999
5.00%, 03/15/30(a)	2,040	2,086,930
5.25%, 06/01/28	3,603	3,700,639
5.30%, 03/15/27	2,215	2,246,476
5.38%, 03/15/29	3,210	3,318,491
5.50%, 06/01/29(a)	1,620	1,688,272
5.65%, 03/01/28(a)	3,001	3,106,445
6.30%, 12/01/28(a)	2,500	2,659,592
TTX Co., 5.50%, 09/25/26(b)	1,832	1,853,525
Union Pacific Corp.
2.15%, 02/05/27	2,885	2,812,037
2.40%, 02/05/30	3,866	3,600,795
3.00%, 04/15/27	2,632	2,589,195
3.70%, 03/01/29	4,184	4,139,529
3.95%, 09/10/28	4,785	4,783,152
6.63%, 02/01/29	3,535	3,818,637
United Parcel Service Inc.
2.40%, 11/15/26	2,920	2,864,893
2.50%, 09/01/29	2,054	1,933,152
3.05%, 11/15/27(a)	5,946	5,844,845
3.40%, 03/15/29	4,374	4,294,904
4.45%, 04/01/30(a)	3,735	3,800,998
United Parcel Service of America Inc., 7.62%, 04/01/30(a)(e)	1,835	2,090,404
Walmart Inc.
1.05%, 09/17/26(a)	6,296	6,113,976
1.50%, 09/22/28(a)	7,523	7,031,999
3.95%, 09/09/27(a)	5,913	5,928,347
XPO Inc., 6.25%, 06/01/28(a)(b)	4,775	4,857,927
		188,533,516
Trucking & Leasing — 0.4%
DAE Funding LLC, 3.38%, 03/20/28(a)(b)	5,775	5,567,468
GATX Corp.
3.25%, 09/15/26(a)	1,663	1,641,771
3.50%, 03/15/28	1,460	1,431,865
3.85%, 03/30/27	1,593	1,579,927
4.00%, 06/30/30	4,280	4,206,025
4.55%, 11/07/28	1,805	1,817,433
4.70%, 04/01/29	2,771	2,803,769
5.40%, 03/15/27(a)	1,825	1,851,027
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29(a)(b)	1,850	1,775,322
3.40%, 11/15/26(b)	3,377	3,337,098
4.20%, 04/01/27(a)(b)	2,476	2,469,398
4.40%, 07/01/27(b)	4,320	4,328,107
5.25%, 07/01/29(a)(b)	4,140	4,265,859
5.25%, 02/01/30(b)	4,795	4,947,062
5.35%, 01/12/27(b)	3,100	3,136,523
5.35%, 03/30/29(a)(b)	2,960	3,050,491
5.55%, 05/01/28(a)(b)	4,400	4,536,566
5.70%, 02/01/28(b)	3,685	3,793,012
5.88%, 11/15/27(a)(b)	2,987	3,083,572
6.05%, 08/01/28(b)	6,420	6,717,160
6.20%, 06/15/30(a)(b)	1,740	1,863,263
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(a)(b)	2,440	2,372,621

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
2.30%, 06/15/28(a)(b)	$2,795	$2,642,749
5.10%, 04/01/30(a)(b)	3,240	3,319,317
5.30%, 04/03/29(a)(b)	3,915	4,021,864
5.45%, 05/03/28(a)(b)	3,650	3,748,458
		84,307,727
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26(a)	1,673	1,634,960
3.38%, 01/20/27(a)	1,615	1,576,779
6.00%, 06/16/30	2,100	2,129,427
		5,341,166
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30(a)	2,795	2,624,640
2.95%, 09/01/27	4,312	4,224,759
3.00%, 12/01/26(a)	215	211,896
3.45%, 06/01/29	4,550	4,445,998
3.75%, 09/01/28(a)	1,840	1,828,293
Essential Utilities Inc.
2.70%, 04/15/30(a)	2,860	2,655,078
3.57%, 05/01/29	2,350	2,286,478
4.80%, 08/15/27	2,620	2,647,865
United Utilities PLC, 6.88%, 08/15/28	2,080	2,220,075
		23,145,082
Total Corporate Bonds & Notes — 97.7% (Cost: $20,657,920,620)		20,934,736,368
Foreign Government Obligations
Japan — 0.0%
Development Bank of Japan Inc., 4.00%, 08/28/27(b)	295	295,448
Mexico — 0.3%
Eagle Funding Luxco Sarl, 5.50%, 08/17/30(b)	60,000	60,846,000
South Korea — 0.4%
Korea Electric Power Corp.
4.00%, 06/14/27(a)(b)	2,160	2,155,366
4.75%, 02/13/28(a)(b)	1,970	1,997,460
4.88%, 01/31/27(b)	6,995	7,064,320
5.50%, 04/06/28(a)(b)	3,725	3,847,423
7.00%, 02/01/27(a)	1,849	1,921,008
Korea Gas Corp.
3.13%, 07/20/27(a)(b)	3,003	2,949,733
3.88%, 07/13/27(a)(b)	5,205	5,187,203
4.25%, 07/10/30(b)	205	206,500
4.88%, 07/05/28(a)(b)	5,745	5,871,135
5.00%, 07/08/29(a)(b)	2,320	2,398,134
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 07/25/27(b)	3,623	3,556,552
4.25%, 07/27/27(b)	5,210	5,220,602
Security	Par (000)	Value
South Korea (continued)
4.63%, 07/29/29(a)(b)	$2,400	$2,435,079
5.00%, 07/18/28(a)(b)	2,970	3,037,920
Korea National Oil Corp.
2.13%, 04/18/27(b)	5,000	4,843,217
2.50%, 10/24/26(b)	4,609	4,523,353
3.38%, 03/27/27(b)	3,000	2,965,346
4.13%, 09/30/27(b)	3,000	2,995,720
4.25%, 09/30/29(b)	3,000	3,008,166
4.75%, 03/31/30(b)	2,000	2,044,232
4.88%, 04/03/27(a)(b)	3,000	3,033,740
4.88%, 04/03/28(a)(b)	3,000	3,049,593
4.88%, 04/03/29(b)	4,000	4,091,776
		78,403,578
Total Foreign Government Obligations — 0.7% (Cost: $139,176,188)		139,545,026
Total Long-Term Investments — 98.4% (Cost: $20,797,096,808)		21,074,281,394
	Shares
Short-Term Securities
Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	1,459,656,082	1,460,385,910
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.26%(f)(g)	113,760,000	113,760,000
Total Short-Term Securities — 7.3% (Cost: $1,573,402,996)		1,574,145,910
Total Investments — 105.7% (Cost: $22,370,499,804)		22,648,427,304
Liabilities in Excess of Other Assets — (5.7)%		(1,220,376,127)
Net Assets — 100.0%		$21,428,051,177

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$1,677,629,373	$—	$(217,242,241)(a)	$(25,806)	$24,584	$1,460,385,910	1,459,656,082	$2,476,073 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	34,660,000	79,100,000 (a)	—	—	—	113,760,000	113,760,000	759,023	—
				$(25,806)	$24,584	$1,574,145,910		$3,235,096	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$20,934,736,368	$—	$20,934,736,368
Foreign Government Obligations	—	139,545,026	—	139,545,026
Short-Term Securities
Money Market Funds	1,574,145,910	—	—	1,574,145,910
	$1,574,145,910	$21,074,281,394	$—	$22,648,427,304
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31(a)	$2,987	$2,671,396
5.38%, 06/15/33(a)	2,119	2,148,271
Omnicom Group Inc.
2.60%, 08/01/31	5,379	4,842,781
5.30%, 11/01/34(a)	3,890	3,948,727
		13,611,175
Aerospace & Defense — 1.3%
BAE Systems PLC
1.90%, 02/15/31(b)	6,436	5,663,542
5.25%, 03/26/31(b)	3,200	3,333,288
5.30%, 03/26/34(b)	9,715	9,968,734
Boeing Co. (The)
3.25%, 02/01/35(a)	5,141	4,386,898
3.30%, 03/01/35(a)	1,205	1,016,543
3.60%, 05/01/34(a)	5,991	5,339,236
3.63%, 02/01/31(a)	8,894	8,492,261
6.13%, 02/15/33(a)	2,962	3,155,777
6.39%, 05/01/31	6,525	7,086,606
6.53%, 05/01/34(a)	15,709	17,203,653
Embraer Netherlands Finance BV, 5.98%, 02/11/35(a)	4,490	4,658,375
GE Capital Funding LLC, 4.55%, 05/15/32	3,010	3,024,115
General Dynamics Corp.
2.25%, 06/01/31(a)	3,548	3,201,629
4.95%, 08/15/35	3,305	3,339,888
General Electric Co., 6.75%, 03/15/32	8,592	9,723,091
HEICO Corp., 5.35%, 08/01/33	3,753	3,854,824
Hexcel Corp., 5.88%, 02/26/35	1,875	1,911,910
Howmet Aerospace Inc., 4.85%, 10/15/31(a)	2,990	3,060,133
L3Harris Technologies Inc.
1.80%, 01/15/31	4,179	3,656,186
4.85%, 04/27/35	3,018	2,966,307
5.25%, 06/01/31	4,925	5,112,415
5.35%, 06/01/34	4,977	5,099,455
5.40%, 07/31/33	9,543	9,856,377
Lockheed Martin Corp.
3.60%, 03/01/35	3,374	3,075,569
3.90%, 06/15/32(a)	5,172	5,012,576
4.70%, 12/15/31(a)	4,280	4,369,279
4.75%, 02/15/34(a)	5,250	5,253,214
4.80%, 08/15/34	4,235	4,248,241
5.00%, 08/15/35	4,775	4,804,761
5.25%, 01/15/33(a)	6,358	6,625,743
Northrop Grumman Corp.
4.70%, 03/15/33	6,985	6,989,935
4.90%, 06/01/34	5,490	5,499,299
5.25%, 07/15/35(a)	3,580	3,660,505
Northrop Grumman Systems Corp., 7.75%, 02/15/31	1,762	2,023,485
RTX Corp.
1.90%, 09/01/31	6,570	5,693,587
2.38%, 03/15/32	6,300	5,519,059
5.15%, 02/27/33	7,918	8,132,894
5.40%, 05/01/35(a)	3,456	3,577,421
6.00%, 03/15/31	6,700	7,234,450
6.10%, 03/15/34(a)	9,348	10,148,147
		216,979,408
Security	Par (000)	Value
Agriculture — 1.4%
Altria Group Inc.
2.45%, 02/04/32	$11,475	$9,989,638
5.25%, 08/06/35(a)	2,200	2,195,693
5.63%, 02/06/35(a)	3,125	3,209,094
6.88%, 11/01/33	3,130	3,499,576
Archer-Daniels-Midland Co.
2.90%, 03/01/32(a)	5,109	4,649,292
4.50%, 08/15/33(a)	3,000	2,961,352
5.94%, 10/01/32(a)	2,450	2,655,259
BAT Capital Corp.
2.73%, 03/25/31	8,424	7,662,575
4.74%, 03/16/32	6,171	6,156,420
5.35%, 08/15/32	7,340	7,555,137
5.63%, 08/15/35(a)	3,975	4,078,226
5.83%, 02/20/31	5,620	5,943,283
6.00%, 02/20/34	5,305	5,629,369
6.42%, 08/02/33	9,173	10,000,854
7.75%, 10/19/32	4,072	4,716,822
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	8,814	8,052,576
3.20%, 04/21/31	3,490	3,252,930
4.65%, 09/17/34(a)	5,130	4,996,069
5.15%, 08/04/35(a)	3,960	3,969,353
5.25%, 04/21/32	1,855	1,893,092
Cargill Inc.
1.70%, 02/02/31(a)(b)	3,468	3,046,136
2.13%, 11/10/31(b)	6,663	5,851,993
4.00%, 06/22/32(a)(b)	4,190	4,053,454
4.75%, 04/24/33(a)(b)	2,989	3,003,929
5.13%, 10/11/32(a)(b)	3,275	3,386,104
5.13%, 02/11/35(b)	3,200	3,261,487
Imperial Brands Finance PLC
5.63%, 07/01/35(b)	6,890	6,959,055
5.88%, 07/01/34(b)	4,530	4,681,544
Japan Tobacco Inc., 5.85%, 06/15/35(b)	5,325	5,623,736
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(b)	7,120	7,402,094
JT International Financial Services BV, 6.88%, 10/24/32(b)	3,310	3,688,409
Philip Morris International Inc.
1.75%, 11/01/30(a)	4,610	4,073,063
4.75%, 11/01/31	5,090	5,163,453
4.88%, 04/30/35	6,970	6,904,395
4.90%, 11/01/34(a)	4,645	4,624,831
5.13%, 02/13/31	7,875	8,137,316
5.25%, 02/13/34	10,770	11,004,172
5.38%, 02/15/33	13,998	14,490,578
5.50%, 09/07/30	2,260	2,377,386
5.63%, 09/07/33	5,980	6,276,915
5.75%, 11/17/32	9,490	10,046,880
Reynolds American Inc., 5.70%, 08/15/35	3,125	3,216,155
		230,339,695
Airlines — 0.0%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	2,955	2,959,051
Apparel — 0.1%
Ralph Lauren Corp., 5.00%, 06/15/32	3,080	3,143,399
Tapestry Inc.
3.05%, 03/15/32(a)	3,017	2,701,725
5.50%, 03/11/35	4,870	4,922,778
		10,767,902
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers — 2.7%
American Honda Finance Corp.
1.80%, 01/13/31	$3,438	$3,000,418
4.85%, 10/23/31(a)	4,505	4,565,247
4.90%, 01/10/34(a)	4,645	4,635,597
5.05%, 07/10/31(a)	5,000	5,129,671
5.15%, 07/09/32(a)	4,920	5,012,598
5.20%, 03/05/35(a)	3,120	3,138,562
5.85%, 10/04/30	3,154	3,358,527
BMW U.S. Capital LLC
1.95%, 08/12/31(a)(b)	3,392	2,931,422
2.55%, 04/01/31(a)(b)	3,720	3,346,748
3.70%, 04/01/32(b)	3,080	2,903,508
4.85%, 08/13/31(a)(b)	3,754	3,823,535
5.15%, 08/11/33(a)(b)	3,508	3,564,552
5.15%, 04/02/34(a)(b)	3,190	3,220,723
5.20%, 08/11/35(b)	2,990	2,973,533
5.40%, 03/21/35(a)(b)	3,155	3,225,439
Cummins Inc.
4.70%, 02/15/31(a)	4,060	4,124,843
5.15%, 02/20/34	4,115	4,214,027
5.30%, 05/09/35	6,555	6,696,578
Daimler Truck Finance North America LLC
2.50%, 12/14/31(a)(b)	5,150	4,544,036
5.00%, 10/12/32(b)	3,880	3,882,078
5.38%, 01/13/32(b)	3,080	3,164,988
5.38%, 01/18/34(a)(b)	3,920	3,982,577
5.38%, 06/25/34(a)(b)	3,305	3,349,994
5.50%, 09/20/33(b)	3,468	3,557,285
5.63%, 01/13/35(b)	3,510	3,607,213
Ford Motor Co.
3.25%, 02/12/32	16,986	14,562,022
6.10%, 08/19/32(a)	12,060	12,184,697
7.45%, 07/16/31(a)	7,140	7,865,015
Ford Motor Credit Co. LLC
3.63%, 06/17/31(a)	6,685	6,018,364
4.00%, 11/13/30	10,030	9,326,366
6.05%, 03/05/31(a)	6,275	6,375,125
6.05%, 11/05/31	7,425	7,513,785
6.13%, 03/08/34	10,320	10,146,040
6.50%, 02/07/35(a)	7,955	8,017,959
6.53%, 03/19/32(a)	4,055	4,167,875
7.12%, 11/07/33	8,070	8,437,392
General Motors Co.
5.00%, 04/01/35(a)	4,660	4,445,820
5.60%, 10/15/32(a)	8,340	8,567,481
6.25%, 04/15/35(a)	3,520	3,648,355
General Motors Financial Co. Inc.
2.35%, 01/08/31(a)	6,195	5,458,661
2.70%, 06/10/31	6,800	6,035,554
3.10%, 01/12/32	7,731	6,874,108
5.45%, 09/06/34(a)	7,761	7,685,850
5.60%, 06/18/31	7,060	7,291,258
5.63%, 04/04/32(a)	4,315	4,415,858
5.75%, 02/08/31	6,490	6,733,919
5.90%, 01/07/35(a)	6,299	6,396,749
5.95%, 04/04/34	8,231	8,436,640
6.10%, 01/07/34	9,530	9,879,354
6.15%, 07/15/35	4,755	4,884,109
6.40%, 01/09/33	6,273	6,651,450
Security	Par (000)	Value
Auto Manufacturers (continued)
Honda Motor Co. Ltd.
2.97%, 03/10/32	$4,758	$4,293,655
5.34%, 07/08/35	6,555	6,590,014
Hyundai Capital America
4.75%, 09/26/31(b)	3,235	3,252,606
5.40%, 01/08/31(a)(b)	3,490	3,602,796
5.40%, 06/24/31(b)	4,610	4,752,920
5.40%, 03/29/32(a)(b)	2,705	2,780,052
5.40%, 06/23/32(b)	2,805	2,881,889
6.20%, 09/21/30(a)(b)	2,711	2,897,145
Mercedes-Benz Finance North America LLC
2.45%, 03/02/31(a)(b)	3,582	3,216,811
5.00%, 01/11/34(a)(b)	4,470	4,482,710
5.05%, 08/03/33(a)(b)	4,615	4,659,185
5.13%, 08/01/34(a)(b)	3,245	3,256,728
5.45%, 04/01/35(a)(b)	1,635	1,672,835
8.50%, 01/18/31	9,573	11,445,316
PACCAR Financial Corp., 5.00%, 03/22/34	2,180	2,227,774
Stellantis Finance U.S. Inc.
2.69%, 09/15/31(a)(b)	6,527	5,564,294
6.38%, 09/12/32(a)(b)	4,353	4,504,389
6.45%, 03/18/35(a)(b)	6,705	6,762,729
Toyota Motor Corp.
2.36%, 03/25/31(a)	3,203	2,904,148
5.05%, 06/30/35(a)	3,420	3,453,939
5.12%, 07/13/33(a)	2,980	3,080,091
Toyota Motor Credit Corp.
1.65%, 01/10/31	3,816	3,330,690
1.90%, 09/12/31(a)	3,037	2,641,584
2.40%, 01/13/32(a)	2,663	2,358,378
4.60%, 10/10/31	4,990	5,037,562
4.70%, 01/12/33(a)	3,106	3,121,188
4.80%, 01/05/34	5,190	5,228,392
5.10%, 03/21/31(a)	5,955	6,175,129
5.35%, 01/09/35(a)	5,372	5,547,454
5.55%, 11/20/30(a)	6,340	6,714,467
Volkswagen Group of America Finance LLC
5.60%, 03/22/34(a)(b)	3,150	3,200,104
5.65%, 03/25/32(b)	3,325	3,406,717
5.80%, 03/27/35(b)	3,650	3,717,016
5.90%, 09/12/33(a)(b)	3,745	3,875,506
6.45%, 11/16/30(a)(b)	4,980	5,358,064
		435,967,782
Auto Parts & Equipment — 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32(a)	5,111	4,630,378
5.15%, 09/13/34(a)	3,770	3,687,548
BorgWarner Inc., 5.40%, 08/15/34(a)	2,925	2,976,236
Lear Corp., 2.60%, 01/15/32	2,330	2,030,310
LG Energy Solution Ltd.
5.50%, 07/02/34(a)(b)	3,205	3,212,454
5.88%, 04/02/35(a)(b)	4,580	4,701,526
Magna International Inc.
5.50%, 03/21/33(a)	3,171	3,269,729
5.88%, 06/01/35(a)	2,725	2,835,022
		27,343,203
Banks — 23.3%
ABN AMRO Bank NV
3.32%, 03/13/37, (5-year CMT + 1.900%)(b)(c)	4,886	4,379,615

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.52%, 12/03/35, (1-year CMT + 1.250%)(b)(c)	$4,565	$4,672,000
AIB Group PLC, 5.87%, 03/28/35, (1-day SOFR Index + 1.910%)(b)(c)	5,965	6,201,208
ASB Bank Ltd., 2.38%, 10/22/31(b)	2,020	1,801,639
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.700%)(a)(b)(c)	7,941	7,085,851
5.20%, 09/30/35, (1-year CMT + 1.470%)(a)(b)(c)	7,990	7,935,628
5.82%, 06/18/36, (1-year CMT + 1.350%)(b)(c)	7,990	8,234,760
6.74%, 12/08/32(a)(b)	7,368	8,100,375
Banco Bilbao Vizcaya Argentaria SA
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)(c)	6,278	6,595,728
7.88%, 11/15/34, (1-year CMT + 3.300%)(c)	4,395	5,056,010
Banco de Chile, 2.99%, 12/09/31(a)(b)	1,940	1,738,132
Banco de Credito e Inversiones SA, 2.88%, 10/14/31(a)(b)	2,405	2,172,925
Banco Santander Chile, 3.18%, 10/26/31(a)(b)	2,155	1,993,160
Banco Santander SA
2.75%, 12/03/30	8,780	7,914,949
2.96%, 03/25/31(a)	10,656	9,843,411
3.23%, 11/22/32, (1-year CMT + 1.600%)(c)	6,129	5,575,206
5.44%, 07/15/31(a)	9,585	10,031,182
6.03%, 01/17/35	6,375	6,766,723
6.35%, 03/14/34(a)	7,865	8,339,657
6.92%, 08/08/33	11,950	13,167,622
6.94%, 11/07/33	9,150	10,384,157
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(b)(c)	5,735	5,207,966
5.50%, 09/21/33(b)	4,305	4,470,416
5.65%, 07/05/34(a)(b)	4,530	4,770,792
6.06%, 03/25/40, (5-year CMT + 1.780%)(b)(c)	5,845	5,957,015
Bank of America Corp.
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	16,162	14,273,204
2.30%, 07/21/32, (1-day SOFR + 1.220%)(c)	24,525	21,643,165
2.48%, 09/21/36, (5-year CMT + 1.200%)(c)	12,578	10,881,386
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	20,900	18,651,548
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	29,633	26,882,647
2.97%, 02/04/33, (1-day SOFR + 1.330%)(c)	24,513	22,138,684
3.85%, 03/08/37, (5-year CMT + 2.000%)(c)	16,043	14,817,130
4.57%, 04/27/33, (1-day SOFR + 1.830%)(c)	26,004	25,734,630
5.02%, 07/22/33, (1-day SOFR + 2.160%)(c)	32,463	32,976,952
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)(c)	31,628	32,442,858
5.43%, 08/15/35, (1-day SOFR +1.913%)(c)	15,755	15,858,243
5.46%, 05/09/36, (1-day SOFR + 1.640%)(a)(c)	14,050	14,431,969
5.47%, 01/23/35, (1-day SOFR + 1.650%)(c)	31,875	32,936,641
5.51%, 01/24/36, (1-day SOFR + 1.310%)(c)	22,440	23,117,535
5.52%, 10/25/35, (1-day SOFR + 1.738%)(c)	22,508	22,708,619
5.74%, 02/12/36, (1-day SOFR + 1.697%)(c)	15,930	16,320,867
5.87%, 09/15/34, (1-day SOFR + 1.840%)(c)	23,777	25,226,582
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	12,720	11,561,619
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.400%)(c)	7,867	6,910,799
Security	Par (000)	Value
Banks (continued)
5.51%, 06/04/31	$5,801	$6,101,722
7.30%, 11/26/84, (5-year CMT + 3.010%)(a)(c)	5,555	5,826,062
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31(a)	225	197,693
1.80%, 07/28/31(a)	3,501	3,068,871
2.50%, 01/26/32(a)	3,239	2,890,888
4.29%, 06/13/33, (1-day SOFR + 1.418%)(c)	4,780	4,670,139
4.71%, 02/01/34, (1-day SOFR + 1.512%)(c)	4,703	4,686,681
4.97%, 04/26/34, (1-day SOFR + 1.606%)(c)	6,281	6,342,494
5.06%, 07/22/32, (1-day SOFR + 1.230%)(c)	8,355	8,606,223
5.19%, 03/14/35, (1-day SOFR + 1.418%)(c)	6,969	7,101,285
5.23%, 11/20/35, (1-day SOFR + 1.253%)(c)	4,375	4,463,662
5.32%, 06/06/36, (1-day SOFR + 1.350%)(a)(c)	5,330	5,465,735
5.61%, 07/21/39, (1-day SOFR + 1.770%)(c)	3,630	3,753,011
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(c)	9,492	10,142,165
6.47%, 10/25/34, (1-day SOFR + 1.845%)(c)	6,994	7,729,676
Bank of New Zealand, 2.87%, 01/27/32(a)(b)	1,145	1,033,422
Bank of Nova Scotia (The)
2.15%, 08/01/31	3,555	3,145,010
2.45%, 02/02/32	5,551	4,879,107
4.59%, 05/04/37, (5-year CMT + 2.050%)(c)	8,010	7,685,399
4.74%, 11/10/32, (1-day SOFR + 1.440%)(c)	4,254	4,296,674
5.65%, 02/01/34	4,890	5,150,767
Barclays PLC
2.67%, 03/10/32, (1-year CMT + 1.200%)(a)(c)	7,863	7,086,590
2.89%, 11/24/32, (1-year CMT + 1.300%)(a)(c)	7,613	6,819,872
3.56%, 09/23/35, (5-year CMT + 2.900%)(c)	6,568	6,136,548
5.34%, 09/10/35, (1-day SOFR + 1.910%)(c)	12,775	12,789,726
5.75%, 08/09/33, (1-year CMT + 3.000%)(c)	5,787	6,050,896
5.79%, 02/25/36, (1-day SOFR + 1.590%)(c)	13,030	13,440,326
6.22%, 05/09/34, (1-day SOFR + 2.980%)(c)	12,683	13,537,300
6.69%, 09/13/34, (1-day SOFR + 2.620%)(c)	9,405	10,303,294
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)(c)	9,290	10,273,523
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	12,729	14,535,621
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	4,950	4,942,077
BNP Paribas SA
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.387%)(a)(b)(c)	13,612	12,337,011
3.13%, 01/20/33, (1-day SOFR + 1.561%)(b)(c)	7,923	7,137,133
5.74%, 02/20/35, (1-day SOFR + 1.880%)(a)(b)(c)	10,430	10,852,791
5.79%, 01/13/33, (1-day SOFR + 1.620%)(b)(c)	13,531	14,099,056
5.89%, 12/05/34, (1-day SOFR + 1.866%)(b)(c)	13,530	14,253,971
5.91%, 11/19/35, (1-day SOFR + 1.920%)(a)(b)(c)	13,055	13,301,396
BPCE SA
2.28%, 01/20/32, (1-day SOFR + 1.312%)(a)(b)(c)	6,582	5,780,761
3.12%, 10/19/32, (1-day SOFR + 1.730%)(b)(c)	7,386	6,524,249
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.65%, 01/14/37, (5-year CMT + 1.900%)(b)(c)	$6,410	$5,736,628
5.75%, 07/19/33, (1-day SOFR + 2.865%)(b)(c)	5,513	5,679,317
5.94%, 05/30/35, (1-day SOFR + 1.850%)(b)(c)	10,240	10,581,555
6.03%, 05/28/36, (1-day SOFR + 1.956%)(a)(b)(c)	6,760	7,006,423
6.29%, 01/14/36, (1-day SOFR + 2.040%)(b)(c)	10,480	11,026,783
6.51%, 01/18/35, (1-year CMT + 2.791%)(b)(c)	5,330	5,583,893
7.00%, 10/19/34, (1-day SOFR + 2.590%)(a)(b)(c)	8,103	8,945,781
Brookfield Finance Inc., 6.30%, 01/15/55, (5-year CMT + 2.076%)(a)(c)	4,020	3,918,189
CaixaBank SA
5.58%, 07/03/36, (1-day SOFR +1.790%)(b)(c)	6,665	6,736,862
6.04%, 06/15/35, (1-day SOFR +2.260%)(b)(c)	6,185	6,513,494
6.84%, 09/13/34, (1-day SOFR + 2.770%)(b)(c)	6,110	6,763,547
Canadian Imperial Bank of Commerce
3.60%, 04/07/32(a)	5,380	5,066,497
6.09%, 10/03/33(a)	6,195	6,687,403
Citibank NA, 5.57%, 04/30/34	13,730	14,378,319
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	11,343	10,041,709
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	18,537	16,645,918
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	19,425	17,545,936
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	19,280	18,115,019
4.91%, 05/24/33, (1-day SOFR + 2.086%)(c)	16,273	16,345,852
5.41%, 09/19/39, (5-year CMT + 1.730%)(c)	7,080	7,010,127
5.45%, 06/11/35, (1-day SOFR + 1.447%)(c)	16,800	17,269,617
5.83%, 02/13/35, (1-day SOFR + 2.056%)(c)	16,154	16,607,801
5.88%, 02/22/33(a)	3,181	3,352,754
6.00%, 10/31/33(a)	5,345	5,699,223
6.02%, 01/24/36, (1-day SOFR + 1.830%)(c)	19,262	19,902,828
6.17%, 05/25/34, (1-day SOFR + 2.661%)(c)	20,533	21,631,824
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	17,755	19,242,272
6.63%, 06/15/32(a)	6,649	7,330,499
Series ., 5.33%, 03/27/36, (1-day SOFR + 1.465%)(a)(c)	14,530	14,683,233
Citizens Financial Group Inc.
2.64%, 09/30/32	4,345	3,671,694
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)(c)	2,298	2,308,138
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	8,780	9,170,048
6.65%, 04/25/35, (1-day SOFR + 2.325%)(c)	4,360	4,741,853
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(a)(c)	2,543	2,505,728
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	4,573	4,032,372
2.69%, 03/11/31(a)(b)	8,915	8,065,787
3.78%, 03/14/32(a)(b)	7,035	6,607,908
5.84%, 03/13/34(b)	7,560	7,892,281
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA
3.76%, 04/06/33, (1-year CMT + 1.420%)(b)(c)	$6,038	$5,682,932
5.71%, 01/21/33, (1-year CMT + 1.000%)(b)(c)	5,015	5,275,611
Credit Agricole SA
5.37%, 03/11/34(a)(b)	4,675	4,837,859
5.51%, 07/05/33(a)(b)	3,890	4,076,234
5.86%, 01/09/36, (1-day SOFR + 1.740%)(b)(c)	11,345	11,785,249
6.25%, 01/10/35, (1-day SOFR + 2.670%)(a)(b)(c)	9,350	9,768,251
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.718%)(c)	5,605	5,114,777
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)(c)	8,390	7,956,494
3.73%, 01/14/32, (1-day SOFR + 2.757%)(c)	7,440	6,979,992
3.74%, 01/07/33, (1-day SOFR + 2.257%)(c)	7,635	6,995,082
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)(c)	7,755	7,811,882
7.08%, 02/10/34, (1-day SOFR + 3.650%)(a)(c)	9,135	9,919,237
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)(c)	3,648	3,528,830
5.63%, 01/29/32, (1-day SOFR + 1.840%)(c)	6,370	6,670,620
First Citizens BancShares Inc./NC, 6.25%, 03/12/40, (5-year CMT + 1.970%)(a)(c)	3,820	3,836,170
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	4,390	4,630,752
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	15,830	13,904,167
2.38%, 07/21/32, (1-day SOFR + 1.248%)(c)	25,941	22,978,435
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	23,934	21,600,553
2.65%, 10/21/32, (1-day SOFR + 1.264%)(a)(c)	19,400	17,344,974
3.10%, 02/24/33, (1-day SOFR + 1.410%)(c)	25,723	23,390,599
5.02%, 10/23/35, (1-day SOFR + 1.420%)(c)	23,390	23,243,122
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	22,010	22,384,825
5.54%, 01/28/36, (1-day SOFR + 1.380%)(c)	18,779	19,363,985
5.85%, 04/25/35, (1-day SOFR + 1.552%)(c)	18,560	19,570,404
6.13%, 02/15/33	5,909	6,473,577
6.56%, 10/24/34, (1-day SOFR + 1.950%)(c)	8,355	9,268,407
HBOS PLC, 6.00%, 11/01/33(a)(b)	650	668,903
HSBC Bank USA NA/New York
5.63%, 08/15/35	1,010	1,051,103
5.88%, 11/01/34	1,670	1,762,450
HSBC Holdings PLC
2.80%, 05/24/32, (1-day SOFR + 1.187%)(c)	19,151	17,304,847
2.87%, 11/22/32, (1-day SOFR + 1.410%)(c)	10,922	9,827,022
4.76%, 03/29/33, (1-day SOFR + 2.530%)(c)	12,443	12,280,929
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)(c)	15,482	15,979,269
5.45%, 03/03/36, (1-day SOFR + 1.560%)(a)(c)	14,870	15,111,717
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(c)	7,915	8,303,808
5.73%, 05/17/32, (1-day SOFR + 1.520%)(c)	9,920	10,404,947
5.79%, 05/13/36, (1-day SOFR + 1.880%)(a)(c)	18,305	19,044,624
5.87%, 11/18/35, (1-day SOFR + 1.900%)(a)(c)	11,405	11,710,131

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)(c)	$14,026	$15,146,823
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)(c)	12,400	13,303,641
7.40%, 11/13/34, (1-day SOFR + 3.020%)(c)	12,845	14,474,034
7.63%, 05/17/32(a)	1,600	1,811,961
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)(c)	12,217	14,212,765
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(c)	3,226	2,744,967
5.02%, 05/17/33, (1-day SOFR + 2.050%)(c)	2,083	2,085,149
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)(c)	8,580	8,866,109
6.14%, 11/18/39, (5-year CMT + 1.700%)(c)	3,620	3,725,726
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(c)	4,207	3,841,897
4.25%, 03/28/33, (1-day SOFR + 2.070%)(c)	8,180	7,940,129
5.53%, 03/25/36, (1-day SOFR + 1.610%)(c)	6,125	6,269,856
5.55%, 03/19/35, (1-day SOFR + 1.770%)(c)	9,345	9,632,704
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)(c)	7,635	8,168,524
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)(c)	3,935	3,682,726
6.63%, 06/20/33(b)	8,475	9,257,920
7.20%, 11/28/33(b)	9,100	10,290,609
8.25%, 11/21/33, (1-year CMT + 4.400%)(b)(c)	7,208	8,429,966
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(c)	8,961	7,871,145
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	19,254	16,927,533
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	19,968	17,803,350
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(c)	23,112	20,898,727
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	22,646	20,542,676
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	16,532	16,461,940
4.91%, 07/25/33, (1-day SOFR + 2.080%)(c)	29,207	29,612,751
4.95%, 10/22/35, (1-day SOFR + 1.340%)(c)	20,425	20,309,679
5.29%, 07/22/35, (1-day SOFR + 1.460%)(c)	25,280	25,769,066
5.34%, 01/23/35, (1-day SOFR + 1.620%)(c)	20,551	21,109,738
5.35%, 06/01/34, (1-day SOFR + 1.845%)(c)	28,367	29,286,019
5.50%, 01/24/36, (1-day SOFR + 1.315%)(c)	19,000	19,618,649
5.57%, 04/22/36, (1-day SOFR + 1.680%)(a)(c)	23,776	24,718,336
5.58%, 07/23/36	21,101	21,523,168
5.72%, 09/14/33, (1-day SOFR + 2.580%)(c)	22,224	23,331,758
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	20,612	21,766,116
6.25%, 10/23/34, (1-day SOFR + 1.810%)(c)	20,855	22,782,870
KBC Group NV, 6.32%, 09/21/34, (1-year CMT + 2.050%)(a)(b)(c)	5,495	5,950,426
KeyBank NA, 5.00%, 01/26/33	6,233	6,222,828
KeyBank NA/Cleveland OH, 4.90%, 08/08/32(a)	4,545	4,456,879
KeyCorp
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)(c)	5,208	5,157,572
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(c)	6,430	6,907,265
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(a)(b)	5,265	5,291,412
Kookmin Bank, 2.50%, 11/04/30(b)	1,160	1,047,986
Security	Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC
4.98%, 08/11/33, (1-year CMT + 2.300%)(c)	$7,429	$7,448,381
5.59%, 11/26/35, (1-year CMT + 1.200%)(c)	6,460	6,639,874
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)(c)	12,880	13,349,377
6.07%, 06/13/36, (1-year CMT + 1.600%)(c)	7,905	8,169,537
7.95%, 11/15/33, (1-year CMT + 3.750%)(c)	5,770	6,657,776
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	7,088	7,033,737
5.39%, 01/16/36, (1-day SOFR + 1.610%)(c)	6,460	6,473,901
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	3,965	4,209,544
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.700%)(b)(c)	5,803	5,230,855
5.64%, 08/13/36, (1-year CMT + 1.450%)(b)(c)	5,990	6,030,707
6.80%, 01/18/33(b)	5,873	6,399,103
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.440%)(a)(b)(c)	6,445	5,801,184
2.87%, 01/14/33, (1-day SOFR + 1.532%)(a)(b)(c)	7,478	6,676,156
4.44%, 06/21/33, (1-day SOFR + 2.405%)(b)(c)	3,615	3,527,936
5.49%, 11/09/33, (1-day SOFR + 2.865%)(a)(b)(c)	5,110	5,316,465
5.89%, 06/15/34, (1-day SOFR + 2.380%)(a)(b)(c)	4,350	4,624,547
6.26%, 12/07/34, (1-day SOFR + 2.303%)(a)(b)(c)	6,025	6,549,526
Mitsubishi UFJ Financial Group Inc.
2.31%, 07/20/32, (1-year CMT + 0.950%)(c)	11,050	9,771,165
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	4,537	4,035,917
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	5,880	5,267,821
4.32%, 04/19/33, (1-year CMT + 1.550%)(c)	4,735	4,612,461
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	8,868	9,051,643
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(c)	6,088	6,351,211
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)(c)	10,453	10,774,600
5.44%, 02/22/34, (1-year CMT + 1.630%)(c)	7,578	7,892,004
5.47%, 09/13/33, (1-year CMT + 2.125%)(a)(c)	4,380	4,561,373
5.57%, 01/16/36, (1-year CMT + 0.950%)(c)	7,565	7,866,561
5.62%, 04/24/36, (1-year CMT + 1.270%)(c)	11,510	11,996,428
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(c)	4,620	4,103,426
2.17%, 05/22/32, (1-year CMT + 0.870%)(a)(c)	3,701	3,254,766
2.26%, 07/09/32, (1-year CMT + 0.900%)(a)(c)	3,860	3,385,878
2.56%, 09/13/31	5,578	4,931,821
5.32%, 07/08/36, (1-year CMT + 1.070%)(c)	9,385	9,530,799
5.42%, 05/13/36, (1-year CMT + 0.980%)(c)	6,255	6,429,126
5.58%, 05/26/35, (1-year CMT + 1.300%)(c)	4,565	4,743,108
5.59%, 07/10/35, (1-year CMT + 1.300%)(c)	4,320	4,495,709
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	4,423	4,642,522
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	5,283	5,567,947
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	6,965	7,340,912
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(c)	$17,951	$15,570,272
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	16,305	14,159,568
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)(c)	22,798	20,029,410
2.48%, 09/16/36, (1-day SOFR + 1.360%)(c)	19,440	16,855,742
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)(c)	16,547	14,682,851
2.94%, 01/21/33, (1-day SOFR + 1.290%)(c)	16,366	14,742,343
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	13,101	13,207,900
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	21,113	21,554,581
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)(c)	12,940	13,019,267
5.32%, 07/19/35, (1-day SOFR + 1.555%)(a)(c)	20,945	21,344,080
5.42%, 07/21/34, (1-day SOFR + 1.880%)(c)	16,345	16,875,122
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)(c)	16,270	16,776,127
5.59%, 01/18/36, (1-day SOFR + 1.418%)(c)	19,254	19,906,909
5.66%, 04/17/36, (1-day SOFR + 1.757%)(c)	19,255	20,042,073
5.83%, 04/19/35, (1-day SOFR + 1.580%)(c)	19,402	20,475,787
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)(c)	9,405	9,771,232
5.95%, 01/19/38, (5-year CMT + 2.430%)(c)	12,905	13,409,137
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	19,280	21,073,639
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	12,985	14,415,459
7.25%, 04/01/32(a)	6,784	7,814,018
National Australia Bank Ltd.
2.99%, 05/21/31(b)	7,200	6,557,429
3.35%, 01/12/37, (5-year CMT + 1.700%)(b)(c)	6,705	6,019,173
4.95%, 01/10/34(a)(b)	4,870	4,993,031
5.18%, 06/11/34(a)(b)	4,720	4,917,172
5.90%, 01/14/36, (1-year CMT + 1.300%)(a)(b)(c)	8,105	8,429,270
6.43%, 01/12/33(a)(b)	7,178	7,755,742
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.350%)(c)	4,217	3,840,895
5.78%, 03/01/35, (1-year CMT + 1.500%)(c)	9,255	9,677,385
6.02%, 03/02/34, (1-year CMT + 2.100%)(c)	5,918	6,307,920
Norinchukin Bank (The)
2.08%, 09/22/31(a)(b)	4,835	4,175,755
5.07%, 09/14/32(a)(b)	2,095	2,090,084
Northern Trust Corp., 6.13%, 11/02/32(a)	5,848	6,368,151
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(c)	5,992	5,328,577
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(c)	5,038	4,957,648
4.81%, 10/21/32, (1-day SOFR + 1.259%)(c)	9,414	9,519,112
5.07%, 01/24/34, (1-day SOFR + 1.933%)(c)	8,973	9,078,509
5.37%, 07/21/36, (1-day SOFR + 1.417%)(c)	15,120	15,365,131
5.40%, 07/23/35, (1-day SOFR + 1.599%)(c)	9,466	9,671,389
5.58%, 01/29/36, (1-day SOFR + 1.394%)(c)	11,410	11,778,427
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	9,380	9,779,121
5.94%, 08/18/34, (1-day SOFR + 1.946%)(c)	4,551	4,836,917
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(c)	9,255	9,913,092
6.88%, 10/20/34, (1-day SOFR + 2.284%)(c)	14,225	15,971,475
Regions Financial Corp., 5.50%, 09/06/35, (1-day SOFR +2.060%)(a)(c)	6,110	6,202,566
Security	Par (000)	Value
Banks (continued)
Royal Bank of Canada
2.30%, 11/03/31	$9,302	$8,289,292
3.88%, 05/04/32	6,182	5,951,673
5.00%, 02/01/33(a)	10,486	10,749,363
5.00%, 05/02/33(a)	5,538	5,662,481
5.15%, 02/01/34	8,272	8,547,134
6.35%, 11/24/84, (5-year CMT + 2.257%)(c)	6,435	6,234,772
Santander Holdings USA Inc.
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)(c)	4,385	4,659,715
7.66%, 11/09/31, (1-day SOFR + 3.280%)(c)	2,441	2,748,801
Santander U.K. Group Holdings PLC, 2.90%, 03/15/32, (1-day SOFR + 1.475%)(a)(c)	3,215	2,929,500
Scotiabank Peru SAA, 6.10%, 10/01/35, (1-year CMT + 2.309%)(b)(c)	200	206,300
Shinhan Bank Co. Ltd.
4.38%, 04/13/32(b)	2,530	2,457,858
5.75%, 04/15/34(a)(b)	2,495	2,575,090
Societe Generale SA
2.89%, 06/09/32, (1-year CMT + 1.300%)(a)(b)(c)	8,044	7,163,666
3.34%, 01/21/33, (1-year CMT + 1.600%)(b)(c)	5,761	5,186,917
6.07%, 01/19/35, (1-year CMT + 2.100%)(a)(b)(c)	7,560	7,806,839
6.10%, 04/13/33, (1-year CMT + 1.600%)(a)(b)(c)	5,950	6,212,981
6.22%, 06/15/33, (1-year CMT + 3.200%)(a)(b)(c)	7,053	7,301,253
6.69%, 01/10/34, (1-year CMT + 2.950%)(b)(c)	9,225	9,928,022
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	1,980	2,265,531
Standard Chartered PLC
2.68%, 06/29/32, (1-year CMT + 1.200%)(b)(c)	7,995	7,105,371
3.27%, 02/18/36, (5-year CMT + 2.300%)(b)(c)	7,110	6,482,809
3.60%, 01/12/33, (1-year CMT + 1.900%)(b)(c)	8,510	7,802,044
5.40%, 08/12/36, (1-year CMT + 1.200%)(b)(c)	11,725	11,711,924
5.91%, 05/14/35, (1-year CMT + 1.450%)(b)(c)	9,660	10,112,520
6.10%, 01/11/35, (1-year CMT + 2.100%)(a)(b)(c)	9,070	9,651,943
6.23%, 01/21/36, (1-year CMT + 1.430%)(b)(c)	6,650	7,106,906
6.30%, 07/06/34, (1-year CMT + 2.580%)(a)(b)(c)	5,453	5,872,536
State Street Corp.
2.20%, 03/03/31	5,004	4,462,477
2.62%, 02/07/33, (1-day SOFR + 1.002%)(c)	3,253	2,903,124
4.16%, 08/04/33, (1-day SOFR + 1.726%)(c)	4,511	4,373,848
4.42%, 05/13/33, (1-day SOFR + 1.605%)(c)	3,145	3,112,974
4.68%, 10/22/32, (1-day SOFR + 1.050%)(c)	5,290	5,362,127
4.82%, 01/26/34, (1-day SOFR + 1.567%)(c)	4,254	4,270,621
5.15%, 02/28/36, (1-day SOFR + 1.217%)(c)	4,930	4,992,410
5.16%, 05/18/34, (1-day SOFR + 1.890%)(c)	5,945	6,097,430
6.12%, 11/21/34, (1-day SOFR + 1.958%)(a)(c)	2,760	2,963,347

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	$2,555	$2,227,375
2.14%, 09/23/30	4,866	4,364,133
2.22%, 09/17/31	5,785	5,100,025
4.95%, 07/08/33, (1-day SOFR + 1.380%)(c)	4,505	4,564,885
5.25%, 07/08/36, (1-day SOFR + 1.500%)(a)(c)	5,435	5,514,264
5.42%, 07/09/31	7,355	7,696,008
5.45%, 01/15/32(a)	3,475	3,638,143
5.56%, 07/09/34(a)	8,345	8,730,023
5.63%, 01/15/35(a)	5,911	6,203,302
5.77%, 01/13/33(a)	10,827	11,491,190
5.78%, 07/13/33	3,837	4,074,433
5.81%, 09/14/33(a)	5,550	5,930,076
Sumitomo Mitsui Trust Bank Ltd.
4.85%, 09/10/34(a)(b)	2,705	2,688,378
5.05%, 03/13/35(b)	4,365	4,395,249
5.35%, 03/07/34(a)(b)	2,575	2,655,249
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	5,691	5,025,829
2.45%, 01/12/32(a)	3,762	3,326,700
3.20%, 03/10/32	9,359	8,604,913
4.46%, 06/08/32(a)	12,413	12,285,838
5.30%, 01/30/32	4,635	4,819,434
Truist Financial Corp.
4.92%, 07/28/33, (1-day SOFR + 2.240%)(c)	6,140	6,049,752
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)(c)	9,395	9,461,546
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)(c)	7,265	7,477,248
5.71%, 01/24/35, (1-day SOFR + 1.922%)(c)	12,330	12,843,976
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	10,848	11,403,101
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	4,780	5,109,737
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.950%)(c)	12,735	10,958,540
2.68%, 01/27/33, (1-day SOFR + 1.020%)(c)	5,341	4,713,942
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	12,747	12,670,634
4.97%, 07/22/33, (1-day SOFR + 2.110%)(c)	8,030	7,976,960
5.42%, 02/12/36, (1-day SOFR + 1.411%)(a)(c)	7,670	7,848,527
5.68%, 01/23/35, (1-day SOFR + 1.860%)(c)	12,207	12,721,510
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	10,866	11,459,406
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	9,338	9,873,645
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.000%)(b)(c)	12,314	10,826,989
2.75%, 02/11/33, (1-year CMT + 1.100%)(a)(b)(c)	9,874	8,702,625
3.09%, 05/14/32, (1-day SOFR + 1.730%)(b)(c)	21,121	19,440,485
4.99%, 08/05/33, (1-year CMT + 2.400%)(b)(c)	9,593	9,647,607
5.58%, 05/09/36, (1-day SOFR + 1.760%)(b)(c)	11,610	11,939,168
5.70%, 02/08/35, (1-year CMT + 1.770%)(a)(b)(c)	14,280	14,887,151
5.96%, 01/12/34, (1-year CMT + 2.200%)(b)(c)	14,195	15,069,838
6.30%, 09/22/34, (1-year CMT + 2.000%)(b)(c)	11,065	11,972,789
Security	Par (000)	Value
Banks (continued)
6.54%, 08/12/33, (1-day SOFR + 3.920%)(a)(b)(c)	$18,915	$20,741,928
9.02%, 11/15/33, (1-day SOFR + 5.020%)(b)(c)	12,808	15,952,641
UniCredit SpA, 3.13%, 06/03/32, (1-year CMT + 1.550%)(b)(c)	5,986	5,495,185
Wachovia Corp.
5.50%, 08/01/35	525	535,822
7.50%, 04/15/35	1,765	2,068,383
Wells Fargo & Co.
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	25,346	23,370,714
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	29,443	29,616,665
5.21%, 12/03/35, (1-day SOFR + 1.380%)(c)	16,710	16,850,173
5.38%, 02/07/35(a)	3,045	3,209,066
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	25,010	25,737,214
5.50%, 01/23/35, (1-day SOFR + 1.780%)(c)	20,936	21,604,546
5.56%, 07/25/34, (1-day SOFR + 1.990%)(a)(c)	27,823	28,888,673
5.61%, 04/23/36, (1-day SOFR + 1.740%)(a)(c)	19,495	20,240,392
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)(c)	22,770	25,039,717
Westpac Banking Corp.
2.15%, 06/03/31	6,116	5,498,887
2.67%, 11/15/35, (5-year CMT + 1.750%)(c)	9,015	8,078,952
3.02%, 11/18/36, (5-year CMT + 1.530%)(c)	10,108	8,996,927
5.41%, 08/10/33, (1-year CMT + 2.680%)(c)	5,209	5,321,446
5.62%, 11/20/35, (1-year CMT + 1.200%)(c)	9,572	9,743,155
6.82%, 11/17/33	4,390	4,878,227
Zions Bancorp NA, 6.82%, 11/19/35, (1-day SOFR + 2.830%)(c)	2,145	2,247,412
		3,779,264,948
Beverages — 1.2%
Anheuser-Busch InBev Worldwide Inc.
4.90%, 01/23/31	4,978	5,152,997
5.00%, 06/15/34(a)	6,135	6,272,886
5.88%, 06/15/35	1,315	1,414,607
6.63%, 08/15/33(a)	2,375	2,662,510
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 06/15/33(a)(b)	4,483	4,494,019
Bacardi-Martini BV, 6.00%, 02/01/35(b)	2,495	2,565,818
Becle SAB de CV, 2.50%, 10/14/31(b)	5,020	4,262,452
Brown-Forman Corp., 4.75%, 04/15/33(a)	4,070	4,093,370
Cia Cervecerias Unidas SA, 3.35%, 01/19/32(b)	3,095	2,773,428
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	8,101	7,016,018
2.00%, 03/05/31(a)	5,157	4,626,207
2.25%, 01/05/32	12,791	11,383,554
4.65%, 08/14/34(a)	4,707	4,761,290
5.00%, 05/13/34(a)	6,295	6,502,976
Coca-Cola Consolidated Inc., 5.45%, 06/01/34	3,070	3,182,279
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32(a)	4,255	3,525,822
5.10%, 05/06/35	3,150	3,153,969
Constellation Brands Inc.
2.25%, 08/01/31	6,855	6,020,130
4.75%, 05/09/32(a)	4,823	4,821,200
4.90%, 05/01/33(a)	4,633	4,621,219
Diageo Capital PLC
2.13%, 04/29/32	5,265	4,531,597
5.50%, 01/24/33	4,710	4,937,345
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
5.63%, 10/05/33(a)	$5,670	$6,007,541
Diageo Investment Corp.
5.63%, 04/15/35	5,140	5,411,049
7.45%, 04/15/35(a)	2,630	3,130,142
JDE Peet's NV, 2.25%, 09/24/31(b)	3,627	3,155,964
Keurig Dr Pepper Inc.
2.25%, 03/15/31	3,157	2,781,648
4.05%, 04/15/32	5,810	5,537,166
5.15%, 05/15/35	3,060	3,021,825
5.30%, 03/15/34	4,060	4,096,625
Series 10, 5.20%, 03/15/31	3,325	3,400,472
PepsiCo Inc.
1.40%, 02/25/31(a)	4,949	4,285,523
1.95%, 10/21/31(a)	7,967	6,998,991
3.90%, 07/18/32	8,050	7,822,583
4.45%, 02/15/33	5,523	5,538,815
4.65%, 07/23/32	5,555	5,617,738
4.80%, 07/17/34	3,985	4,016,311
5.00%, 02/07/35(a)	7,880	8,020,335
5.00%, 07/23/35	8,585	8,664,551
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34	2,725	2,712,901
Pernod Ricard International Finance LLC, 1.63%, 04/01/31(a)(b)	5,944	5,126,596
		198,122,469
Biotechnology — 0.7%
Amgen Inc.
2.00%, 01/15/32(a)	6,286	5,402,134
2.30%, 02/25/31(a)	8,103	7,279,027
3.35%, 02/22/32	6,555	6,112,477
4.20%, 03/01/33	4,819	4,656,647
5.25%, 03/02/33	26,932	27,648,856
Biogen Inc.
5.05%, 01/15/31(a)	1,535	1,575,325
5.75%, 05/15/35(a)	4,610	4,758,485
Bio-Rad Laboratories Inc., 3.70%, 03/15/32(a)	5,420	5,053,220
CSL Finance PLC
4.25%, 04/27/32(b)	6,540	6,415,653
5.11%, 04/03/34(a)(b)	2,990	3,058,242
Gilead Sciences Inc.
1.65%, 10/01/30	6,590	5,822,421
5.10%, 06/15/35(a)	7,110	7,210,478
5.25%, 10/15/33	6,281	6,524,758
Illumina Inc., 2.55%, 03/23/31(a)	3,414	3,041,303
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	5,573	4,904,981
Royalty Pharma PLC
2.15%, 09/02/31(a)	4,500	3,918,792
2.20%, 09/02/30	6,202	5,559,288
5.40%, 09/02/34(a)	3,045	3,083,747
		112,025,834
Building Materials — 0.6%
Amrize Finance US LLC, 5.40%, 04/07/35(b)	6,885	6,985,771
Carrier Global Corp.
2.70%, 02/15/31(a)	5,029	4,621,968
5.90%, 03/15/34	5,604	5,973,910
Cemex SAB de CV
3.88%, 07/11/31(a)(b)	5,470	5,113,433
5.20%, 09/17/30(b)	170	170,556
Security	Par (000)	Value
Building Materials (continued)
CRH America Finance Inc.
5.40%, 05/21/34(a)	$4,735	$4,862,140
5.50%, 01/09/35	8,215	8,474,754
Eagle Materials Inc., 2.50%, 07/01/31	4,973	4,447,062
Fortune Brands Innovations Inc.
4.00%, 03/25/32	3,005	2,851,123
5.88%, 06/01/33(a)	3,851	4,063,911
GCC SAB de CV, 3.61%, 04/20/32(a)(b)	790	715,806
JH North America Holdings Inc., 6.13%, 07/31/32(b)	590	598,835
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	4,074	3,608,692
2.00%, 09/16/31	3,192	2,761,658
4.90%, 12/01/32	4,315	4,360,400
Martin Marietta Materials Inc.
2.40%, 07/15/31	6,367	5,676,075
5.15%, 12/01/34	4,765	4,793,030
Masco Corp.
2.00%, 10/01/30(a)	1,911	1,702,979
2.00%, 02/15/31	3,654	3,196,329
Owens Corning, 5.70%, 06/15/34(a)	5,160	5,396,509
St Marys Cement Inc./Canada, 5.75%, 04/02/34(b)	30	30,698
Trane Technologies Financing Ltd.
5.10%, 06/13/34	3,285	3,351,926
5.25%, 03/03/33	4,695	4,851,316
UltraTech Cement Ltd., 2.80%, 02/16/31(a)(b)	2,520	2,298,046
Vulcan Materials Co., 5.35%, 12/01/34	5,030	5,152,221
		96,059,148
Chemicals — 1.1%
Air Products and Chemicals Inc.
4.75%, 02/08/31(a)	4,270	4,372,044
4.80%, 03/03/33(a)	3,911	3,940,774
4.85%, 02/08/34(a)	7,456	7,503,240
4.90%, 10/11/32	3,385	3,454,049
Albemarle Corp., 5.05%, 06/01/32(a)	3,985	3,900,528
Alpek SAB de CV, 3.25%, 02/25/31(a)(b)	4,140	3,602,005
Bayport Polymers LLC, 5.14%, 04/14/32(a)(b)	1,360	1,327,182
Cabot Corp., 5.00%, 06/30/32(a)	2,590	2,608,557
CF Industries Inc., 5.15%, 03/15/34	4,295	4,290,628
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	5,721	5,052,286
4.25%, 10/01/34(a)	2,265	2,068,533
5.15%, 02/15/34(a)	4,151	4,125,685
5.35%, 03/15/35(a)	3,240	3,210,455
6.30%, 03/15/33(a)	3,653	3,911,270
Eastman Chemical Co.
5.63%, 02/20/34(a)	4,648	4,723,742
5.75%, 03/08/33(a)	3,357	3,490,734
Ecolab Inc.
1.30%, 01/30/31(a)	4,273	3,673,593
2.13%, 02/01/32(a)	4,570	3,974,683
5.00%, 09/01/35	3,230	3,252,307
EIDP Inc.
4.80%, 05/15/33	3,800	3,801,356
5.13%, 05/15/32	3,810	3,909,101
FMC Corp., 5.65%, 05/18/33(a)	3,392	3,381,610
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(a)(b)	4,550	4,154,799
4.40%, 03/30/32(a)(b)	1,145	1,100,283

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
International Flavors & Fragrances Inc., 2.30%, 11/01/30(a)(b)	$7,187	$6,428,274
LG Chem Ltd., 2.38%, 07/07/31(b)	3,915	3,447,432
Lubrizol Corp. (The), 6.50%, 10/01/34	1,685	1,894,166
LYB International Finance III LLC
2.25%, 10/01/30(a)	3,694	3,303,352
5.50%, 03/01/34(a)	4,575	4,551,897
5.63%, 05/15/33	3,756	3,844,477
6.15%, 05/15/35(a)	3,281	3,386,796
Ma'aden Sukuk Ltd., 5.50%, 02/13/35(a)(b)	3,245	3,385,273
Mosaic Co. (The), 5.45%, 11/15/33(a)	2,590	2,657,905
NewMarket Corp., 2.70%, 03/18/31(a)	3,123	2,827,321
Nutrien Ltd.
4.13%, 03/15/35	2,930	2,675,240
5.25%, 03/12/32(a)	4,160	4,274,718
5.40%, 06/21/34(a)	3,985	4,059,461
Orbia Advance Corp. SAB de CV
2.88%, 05/11/31(a)(b)	3,515	2,962,266
7.50%, 05/13/35(b)	2,865	2,953,471
RPM International Inc., 2.95%, 01/15/32	2,361	2,113,353
Sherwin-Williams Co. (The)
2.20%, 03/15/32	2,768	2,395,366
4.80%, 09/01/31(a)	3,725	3,803,104
5.15%, 08/15/35(a)	3,250	3,273,700
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/34(b)	5,235	5,207,150
6.50%, 11/07/33(a)(b)	4,620	4,934,021
Syensqo Finance America LLC, 5.85%, 06/04/34(b)	3,765	3,892,979
Yara International ASA, 7.38%, 11/14/32(a)(b)	3,945	4,434,083
		171,535,249
Commercial Services — 1.4%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)(b)	2,045	1,779,615
3.83%, 02/02/32(b)	1,225	1,087,369
Ashtead Capital Inc.
2.45%, 08/12/31(b)	4,795	4,201,842
5.50%, 08/11/32(b)	4,859	4,970,198
5.55%, 05/30/33(b)	4,820	4,910,745
5.80%, 04/15/34(b)	6,200	6,423,659
5.95%, 10/15/33(b)	4,865	5,089,955
Automatic Data Processing Inc.
1.25%, 09/01/30	6,258	5,464,102
4.45%, 09/09/34(a)	5,430	5,336,127
4.75%, 05/08/32	5,675	5,795,488
Block Financial LLC, 5.38%, 09/15/32	2,075	2,087,857
Cintas Corp. No. 2, 4.00%, 05/01/32	5,525	5,375,278
CK Hutchison International 23 Ltd., 4.88%, 04/21/33(a)(b)	7,721	7,784,127
Cornell University, 4.84%, 06/15/34(a)	3,210	3,225,287
DP World Crescent Ltd., 5.50%, 05/08/35(b)	10,145	10,484,928
Emory University, Series 2020, 2.14%, 09/01/30	1,782	1,619,738
Equifax Inc., 2.35%, 09/15/31	6,430	5,669,582
ERAC USA Finance LLC
4.90%, 05/01/33(b)	7,493	7,569,628
5.20%, 10/30/34(a)(b)	4,425	4,523,954
6.70%, 06/01/34(b)	1,755	1,970,454
Experian Finance PLC, 5.25%, 08/17/35(b)	2,000	2,034,440
Security	Par (000)	Value
Commercial Services (continued)
Global Payments Inc.
2.90%, 11/15/31	$4,931	$4,407,731
5.40%, 08/15/32(a)	4,638	4,720,916
GXO Logistics Inc.
2.65%, 07/15/31(a)	3,584	3,176,352
6.50%, 05/06/34(a)	3,220	3,405,511
ITR Concession Co. LLC, 5.18%, 07/15/35(b)	155	153,244
J Paul Getty Trust (The), 4.91%, 04/01/35	3,100	3,155,148
Johns Hopkins University, 4.71%, 07/01/32(a)	2,110	2,126,063
Leland Stanford Junior University (The), 4.68%, 03/01/35(a)	2,105	2,104,705
Moody's Corp.
2.00%, 08/19/31(a)	3,986	3,501,662
4.25%, 08/08/32(a)	3,225	3,173,419
5.00%, 08/05/34(a)	3,025	3,063,935
PayPal Holdings Inc.
4.40%, 06/01/32	6,408	6,368,488
5.10%, 04/01/35(a)	4,370	4,418,686
5.15%, 06/01/34	5,470	5,586,621
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31(a)(b)	525	541,674
President and Fellows of Harvard College, Series ., 4.61%, 02/15/35(a)	595	592,462
Quanta Services Inc.
2.35%, 01/15/32	3,689	3,198,042
2.90%, 10/01/30	5,266	4,907,734
5.10%, 08/09/35	2,890	2,861,173
5.25%, 08/09/34(a)	4,705	4,763,672
RELX Capital Inc.
4.75%, 05/20/32	3,118	3,148,876
5.25%, 03/27/35	5,300	5,414,319
Rentokil Terminix Funding LLC, 5.63%, 04/28/35(a)(b)	3,540	3,594,004
Rollins Inc., 5.25%, 02/24/35	2,845	2,863,813
S&P Global Inc.
2.90%, 03/01/32	9,430	8,614,385
5.25%, 09/15/33	4,635	4,837,324
TR Finance LLC, 5.50%, 08/15/35(a)	2,000	2,049,609
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(b)	6,701	6,028,647
Triton Container International Ltd., 3.15%, 06/15/31(b)	3,927	3,489,025
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32(a)	4,240	3,741,266
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd., 5.90%, 02/28/34(b)	265	276,178
Verisk Analytics Inc.
5.25%, 06/05/34	4,025	4,103,937
5.25%, 03/15/35	4,770	4,810,518
5.75%, 04/01/33	3,035	3,206,872
Yale University, Series 2025, 4.70%, 04/15/32	1,290	1,314,856
		221,125,240
Computers — 1.5%
Accenture Capital Inc.
4.25%, 10/04/31(a)	7,790	7,765,070
4.50%, 10/04/34(a)	8,735	8,531,549
Apple Inc.
1.65%, 02/08/31	17,332	15,313,321
1.70%, 08/05/31	6,351	5,580,901
3.35%, 08/08/32	9,485	8,995,831
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.30%, 05/10/33(a)	$6,363	$6,411,570
4.50%, 05/12/32(a)	6,360	6,482,793
4.75%, 05/12/35	6,680	6,784,487
Booz Allen Hamilton Inc.
5.95%, 08/04/33(a)	4,558	4,759,427
5.95%, 04/15/35(a)	4,155	4,276,010
CGI Inc., 2.30%, 09/14/31	2,717	2,389,002
Dell International LLC/EMC Corp.
4.85%, 02/01/35(a)	5,535	5,383,372
5.30%, 04/01/32	6,825	7,033,061
5.40%, 04/15/34	6,435	6,575,022
5.50%, 04/01/35(a)	6,475	6,596,042
5.75%, 02/01/33(a)	6,533	6,892,964
Fortinet Inc., 2.20%, 03/15/31	3,285	2,925,771
Gartner Inc., 3.75%, 10/01/30(a)(b)	4,255	4,003,553
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	8,075	8,144,255
5.00%, 10/15/34	12,620	12,407,296
HP Inc.
2.65%, 06/17/31	6,465	5,806,000
4.20%, 04/15/32(a)	4,250	4,097,089
5.50%, 01/15/33(a)	7,058	7,250,609
6.10%, 04/25/35(a)	3,730	3,900,069
IBM International Capital Pte Ltd.
4.75%, 02/05/31	3,280	3,345,334
4.90%, 02/05/34(a)	6,257	6,270,107
International Business Machines Corp.
2.72%, 02/09/32(a)	3,035	2,726,831
4.40%, 07/27/32(a)	4,868	4,836,526
4.75%, 02/06/33(a)	4,495	4,530,355
5.88%, 11/29/32	3,835	4,125,509
Series .., 5.00%, 02/10/32(a)	5,540	5,680,032
Series .., 5.20%, 02/10/35(a)	6,045	6,141,708
Kyndryl Holdings Inc.
3.15%, 10/15/31(a)	4,196	3,805,616
6.35%, 02/20/34(a)	3,180	3,366,889
Leidos Inc.
2.30%, 02/15/31	4,440	3,947,480
5.40%, 03/15/32(a)	3,200	3,305,979
5.50%, 03/15/35(a)	3,050	3,121,856
5.75%, 03/15/33(a)	4,160	4,360,942
Lenovo Group Ltd.
3.42%, 11/02/30(a)(b)	5,545	5,236,430
6.54%, 07/27/32(a)(b)	4,725	5,160,002
NetApp Inc.
5.50%, 03/17/32	3,800	3,934,390
5.70%, 03/17/35	4,460	4,596,920
Western Digital Corp., 3.10%, 02/01/32(a)	1,770	1,576,565
		238,374,535
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
3.25%, 08/15/32(a)	3,253	3,038,809
4.60%, 03/01/33	3,163	3,210,071
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31(a)	4,143	3,653,472
4.65%, 05/15/33(a)	4,585	4,555,344
5.00%, 02/14/34(a)	4,010	4,047,560
Haleon U.S. Capital LLC, 3.63%, 03/24/32	12,570	11,852,400
Kenvue Inc.
4.85%, 05/22/32	4,735	4,821,326
4.90%, 03/22/33(a)	7,947	8,072,283
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
L'Oreal SA, 5.00%, 05/20/35(b)	$6,435	$6,558,209
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	2,938	2,564,320
1.95%, 04/23/31	6,393	5,743,291
2.30%, 02/01/32(a)	5,830	5,259,882
4.05%, 01/26/33(a)	5,280	5,235,120
4.55%, 01/29/34	4,550	4,589,050
4.55%, 10/24/34(a)	4,080	4,100,712
4.60%, 05/01/35(a)	4,005	4,035,137
5.50%, 02/01/34	2,295	2,440,928
5.80%, 08/15/34	2,160	2,340,155
Unilever Capital Corp.
1.38%, 09/14/30(a)	3,150	2,775,904
1.75%, 08/12/31	5,577	4,867,014
4.63%, 08/12/34	6,175	6,174,251
5.00%, 12/08/33(a)	4,930	5,095,864
5.90%, 11/15/32	6,205	6,756,179
		111,787,281
Distribution & Wholesale — 0.1%
Ferguson Finance PLC, 4.65%, 04/20/32(b)	4,455	4,386,854
LKQ Corp., 6.25%, 06/15/33(a)	3,335	3,526,675
Marubeni Corp., 5.38%, 04/01/35(a)(b)	2,250	2,305,923
Mitsubishi Corp., 5.13%, 07/17/34(a)(b)	3,025	3,101,750
WW Grainger Inc., 4.45%, 09/15/34	3,345	3,272,396
		16,593,598
Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	25,925	23,735,149
3.40%, 10/29/33	9,754	8,669,858
4.95%, 09/10/34	8,845	8,724,661
5.30%, 01/19/34(a)	4,530	4,590,451
5.38%, 12/15/31	5,350	5,522,312
6.15%, 09/30/30	4,639	4,973,063
6.50%, 01/31/56, (5-year CMT + 2.441%)(c)	180	185,168
Affiliated Managers Group Inc., 5.50%, 08/20/34(a)	2,535	2,571,386
Air Lease Corp.
2.88%, 01/15/32	4,700	4,209,920
3.13%, 12/01/30	4,368	4,077,555
5.20%, 07/15/31	4,475	4,605,782
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/31(a)(b)	3,300	3,442,686
Ally Financial Inc.
5.55%, 07/31/33, (1-day SOFR + 1.780%)(c)	3,940	3,961,802
6.18%, 07/26/35, (1-day SOFR + 2.290%)(c)	5,595	5,751,906
8.00%, 11/01/31	12,120	13,870,798
8.00%, 11/01/31(a)	2,511	2,863,025
American Express Co.
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)(c)	8,093	7,951,893
4.92%, 07/20/33, (1-day SOFR + 1.220%)(c)	11,790	11,940,751
4.99%, 05/26/33, (1-day SOFR + 2.255%)(c)	4,797	4,831,336
5.04%, 05/01/34, (1-day SOFR + 1.835%)(c)	7,984	8,110,988
5.28%, 07/26/35, (1-day SOFR + 1.420%)(c)	10,400	10,620,637
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(c)	10,760	11,060,145
5.63%, 07/28/34, (1-day SOFR + 1.930%)(a)(c)	3,244	3,351,166

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.67%, 04/25/36, (1-day SOFR + 1.790%)(a)(c)	$10,375	$10,840,854
5.92%, 04/25/35, (1-day SOFR + 1.630%)(c)	3,200	3,371,466
6.49%, 10/30/31, (1-day SOFR + 1.940%)(c)	6,580	7,204,967
Ameriprise Financial Inc.
4.50%, 05/13/32(a)	3,460	3,456,884
5.15%, 05/15/33(a)	5,204	5,346,210
5.20%, 04/15/35	4,850	4,907,250
Apollo Global Management Inc.
5.15%, 08/12/35	3,245	3,230,869
6.00%, 12/15/54, (5-year CMT + 2.168%)(a)(c)	2,650	2,636,217
6.38%, 11/15/33(a)	3,535	3,897,698
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(b)	4,385	3,798,275
2.00%, 01/30/32(b)	5,645	4,827,334
2.55%, 03/30/32(a)(b)	3,160	2,762,759
6.20%, 04/22/33(a)(b)	6,098	6,599,966
Blue Owl Finance LLC
3.13%, 06/10/31	4,859	4,405,271
4.38%, 02/15/32	2,840	2,703,758
6.25%, 04/18/34(a)	6,490	6,775,916
BOC Aviation Ltd., 2.63%, 09/17/30(a)(b)	5,395	5,002,685
BOC Aviation USA Corp.
4.63%, 09/04/31(a)(b)	4,730	4,816,668
4.88%, 05/03/33(a)(b)	4,750	4,819,833
Brookfield Asset Management Ltd., 5.80%, 04/24/35(a)	4,775	4,948,708
Brookfield Capital Finance LLC, 6.09%, 06/14/33	3,721	3,961,748
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	6,800	5,887,198
Brookfield Finance Inc.
2.72%, 04/15/31(a)	7,003	6,395,366
5.33%, 01/15/36	1,695	1,684,653
5.68%, 01/15/35	3,050	3,152,746
6.35%, 01/05/34	4,445	4,806,059
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.337%)(c)	6,641	5,713,620
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)(c)	9,445	8,388,288
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)(c)	7,025	7,145,065
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)(c)	7,645	7,957,844
5.88%, 07/26/35, (1-day SOFR +1.990%)(c)	6,325	6,581,156
6.05%, 02/01/35, (1-day SOFR + 2.260%)(c)	6,744	7,105,395
6.18%, 01/30/36, (1-day SOFR + 2.036%)(c)	11,070	11,418,220
6.38%, 06/08/34, (1-day SOFR + 2.860%)(c)	11,233	12,083,261
6.70%, 11/29/32	4,495	4,947,484
7.62%, 10/30/31, (1-day SOFR + 3.070%)(c)	10,823	12,279,454
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(c)	6,733	7,878,144
Cboe Global Markets Inc.
1.63%, 12/15/30(a)	3,984	3,506,796
3.00%, 03/16/32	2,580	2,353,205
Charles Schwab Corp. (The)
1.65%, 03/11/31	5,585	4,849,271
1.95%, 12/01/31(a)	5,893	5,095,066
2.30%, 05/13/31(a)	5,185	4,660,278
2.90%, 03/03/32	6,650	6,028,669
Security	Par (000)	Value
Diversified Financial Services (continued)
5.85%, 05/19/34, (1-day SOFR + 2.500%)(c)	$8,181	$8,699,606
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)(c)	8,454	9,186,323
CI Financial Corp., 3.20%, 12/17/30(a)	6,198	5,570,370
Citadel LP, 6.38%, 01/23/32(b)	2,900	3,053,583
Citadel Securities Global Holdings LLC, 6.20%, 06/18/35(b)	3,250	3,337,578
CME Group Inc., 2.65%, 03/15/32	5,350	4,824,723
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	4,785	5,468,682
FMR LLC, 4.95%, 02/01/33(b)	2,280	2,284,738
Franklin Resources Inc., 1.60%, 10/30/30	5,999	5,265,943
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	2,590	2,583,287
Jefferies Financial Group Inc.
2.63%, 10/15/31	6,809	6,030,451
2.75%, 10/15/32(a)	4,095	3,528,997
6.20%, 04/14/34(a)	9,450	9,970,620
Lazard Group LLC
5.63%, 08/01/35(a)	1,850	1,863,644
6.00%, 03/15/31(a)	3,195	3,379,970
LPL Holdings Inc.
4.38%, 05/15/31(a)(b)	3,767	3,632,557
5.65%, 03/15/35	3,245	3,279,879
5.75%, 06/15/35(a)	3,185	3,234,106
6.00%, 05/20/34(a)	6,545	6,762,592
LSEG U.S. Fin Corp., 5.30%, 03/28/34(a)(b)	4,860	4,990,441
LSEGA Financing PLC, 2.50%, 04/06/31(a)(b)	5,909	5,312,567
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)	3,005	3,214,025
Mastercard Inc.
1.90%, 03/15/31(a)	3,975	3,539,589
2.00%, 11/18/31	4,896	4,305,326
4.35%, 01/15/32	7,055	7,059,274
4.55%, 01/15/35	7,311	7,219,104
4.85%, 03/09/33	4,541	4,642,664
4.88%, 05/09/34	6,245	6,361,370
4.95%, 03/15/32(a)	3,205	3,321,623
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(a)(b)	3,425	3,557,354
Nasdaq Inc.
1.65%, 01/15/31(a)	4,908	4,294,736
5.55%, 02/15/34	7,143	7,447,420
Nomura Holdings Inc.
2.61%, 07/14/31	7,695	6,894,557
3.00%, 01/22/32(a)	5,077	4,565,609
5.49%, 06/29/35(a)	3,875	3,957,198
5.78%, 07/03/34(a)	6,210	6,506,991
6.09%, 07/12/33(a)	3,710	3,989,103
6.18%, 01/18/33(a)	4,080	4,388,868
Nuveen LLC, 5.85%, 04/15/34(b)	4,670	4,884,037
ORIX Corp.
2.25%, 03/09/31	4,248	3,793,735
4.00%, 04/13/32(a)	3,473	3,339,833
5.20%, 09/13/32(a)	2,690	2,770,840
5.40%, 02/25/35(a)	3,050	3,119,327
SURA Asset Management SA, 6.35%, 05/13/32(a)(b)	2,785	2,957,670
Synchrony Financial
2.88%, 10/28/31(a)	4,197	3,721,758
6.00%, 07/29/36, (1-day SOFR + 2.070%)(c)	3,555	3,593,166
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
TPG Operating Group II LP
5.38%, 01/15/36	$2,175	$2,164,772
5.88%, 03/05/34(a)	3,760	3,938,655
Visa Inc., 1.10%, 02/15/31(a)	6,545	5,633,014
Voya Financial Inc., 5.00%, 09/20/34(a)	2,710	2,669,082
Western Union Co. (The), 2.75%, 03/15/31(a)	1,985	1,749,882
		631,716,251
Electric — 8.3%
Abu Dhabi National Energy Co. PJSC
4.38%, 10/09/31(a)(b)	3,310	3,309,945
4.70%, 04/24/33(b)	9,395	9,430,125
Adani Electricity Mumbai Ltd., 3.87%, 07/22/31(b)	1,015	919,972
AEP Texas Inc.
4.70%, 05/15/32	3,115	3,091,576
5.40%, 06/01/33	2,826	2,880,457
5.70%, 05/15/34	2,305	2,373,185
Series E, 6.65%, 02/15/33(a)	1,640	1,788,979
AEP Transmission Co. LLC
5.15%, 04/01/34	2,800	2,835,420
5.38%, 06/15/35	2,973	3,045,575
AES Andes SA, 6.25%, 03/14/32(a)(b)	415	429,589
AES Corp. (The)
2.45%, 01/15/31(a)	12,558	11,251,573
5.80%, 03/15/32	5,315	5,468,623
Alabama Power Co.
3.05%, 03/15/32(a)	4,498	4,122,723
3.94%, 09/01/32	2,824	2,720,154
5.10%, 04/02/35	3,530	3,573,841
5.70%, 02/15/33(a)	1,570	1,671,137
5.85%, 11/15/33(a)	2,355	2,515,789
Series 20-A, 1.45%, 09/15/30(a)	3,768	3,303,374
Alliant Energy Finance LLC, 3.60%, 03/01/32(b)	1,430	1,308,944
Ameren Corp.
3.50%, 01/15/31	4,857	4,640,806
5.38%, 03/15/35	4,880	4,957,960
Ameren Illinois Co.
1.55%, 11/15/30	2,354	2,056,570
3.85%, 09/01/32(a)	3,210	3,056,701
4.95%, 06/01/33(a)	3,195	3,249,830
American Electric Power Co. Inc.
5.63%, 03/01/33	5,595	5,859,663
5.95%, 11/01/32	3,129	3,336,698
6.95%, 12/15/54, (5-year CMT + 2.675%)(a)(c)	3,630	3,859,256
American Transmission Systems Inc., 2.65%, 01/15/32(b)	3,907	3,472,238
Appalachian Power Co.
4.50%, 08/01/32	3,095	3,054,720
5.65%, 04/01/34	2,525	2,614,178
Series AA, 2.70%, 04/01/31	3,315	3,017,234
Arizona Public Service Co.
2.20%, 12/15/31	2,845	2,481,091
5.55%, 08/01/33(a)	3,705	3,840,207
5.70%, 08/15/34	3,990	4,133,743
6.35%, 12/15/32	2,549	2,773,501
Atlantic City Electric Co., 2.30%, 03/15/31	2,166	1,948,160
Baltimore Gas & Electric Co.
2.25%, 06/15/31	4,008	3,591,197
5.30%, 06/01/34	2,550	2,628,456
5.45%, 06/01/35(a)	4,915	5,064,575
Security	Par (000)	Value
Electric (continued)
Berkshire Hathaway Energy Co., 1.65%, 05/15/31	$3,430	$2,968,812
Black Hills Corp.
4.35%, 05/01/33(a)	2,600	2,480,867
6.00%, 01/15/35	2,860	3,008,171
6.15%, 05/15/34	2,900	3,072,759
Capital Power U.S. Holdings Inc., 6.19%, 06/01/35(b)	3,345	3,459,024
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	3,863	3,909,697
5.05%, 03/01/35(a)	4,630	4,651,508
5.15%, 03/01/34(a)	2,625	2,666,722
Series AE, 2.35%, 04/01/31(a)	2,255	2,034,232
Series AG, 3.00%, 03/01/32(a)	2,094	1,909,698
Series ai., 4.45%, 10/01/32(a)	3,228	3,189,401
Series AQ, 4.95%, 08/15/35	3,140	3,113,417
Series K2, 6.95%, 03/15/33	1,800	2,034,673
CenterPoint Energy Inc.
2.65%, 06/01/31	3,335	3,022,003
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(a)(c)	2,610	2,735,682
Cikarang Listrindo Tbk PT, 5.65%, 03/12/35(b)	2,110	2,128,525
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30(b)	2,469	2,446,135
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.900%)(c)	2,129	1,935,100
6.50%, 06/01/55, (5-year CMT + 1.961%)(c)	6,365	6,492,574
Colbun SA, 3.15%, 01/19/32(a)(b)	3,430	3,098,615
Cometa Energia SA de CV, 6.38%, 04/24/35(b)	1,474	1,528,764
Comision Federal de Electricidad
3.35%, 02/09/31(b)	6,605	5,896,016
3.88%, 07/26/33(a)(b)	7,280	6,301,417
6.45%, 01/24/35(b)	6,105	6,146,844
Commonwealth Edison Co.
3.15%, 03/15/32	1,875	1,721,697
4.90%, 02/01/33(a)	2,479	2,513,039
5.30%, 06/01/34	2,035	2,104,176
Connecticut Light and Power Co. (The)
4.90%, 07/01/33(a)	1,925	1,937,721
4.95%, 08/15/34(a)	2,010	2,019,893
Series A, 2.05%, 07/01/31(a)	3,284	2,892,981
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	5,486	4,971,737
5.13%, 03/15/35(a)	2,510	2,567,931
5.20%, 03/01/33	3,115	3,217,891
5.38%, 05/15/34(a)	2,580	2,672,261
5.50%, 03/15/34	3,930	4,101,583
Series 05-A, 5.30%, 03/01/35(a)	2,950	3,020,596
Consorcio Transmantaro SA, 4.70%, 04/16/34(b)	1,735	1,701,137
Constellation Energy Generation LLC
5.80%, 03/01/33(a)	3,835	4,078,698
6.13%, 01/15/34(a)	3,308	3,588,125
Consumers Energy Co.
3.60%, 08/15/32(a)	2,125	1,998,277
4.50%, 01/15/31(a)	3,625	3,658,904
4.63%, 05/15/33(a)	4,515	4,482,119
5.05%, 05/15/35(a)	4,332	4,366,135
Dominion Energy Inc.
4.35%, 08/15/32	2,335	2,266,373
5.38%, 11/15/32(a)	5,403	5,575,366

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.45%, 03/15/35(a)	$4,495	$4,553,853
6.63%, 05/15/55, (5-year CMT + 2.207%)(c)	8,145	8,343,836
Series B, 5.95%, 06/15/35	3,540	3,725,878
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(a)(c)	6,385	6,833,482
Series C, 2.25%, 08/15/31	14,653	12,911,595
Series E, 6.30%, 03/15/33	2,020	2,164,175
Series F, 5.25%, 08/01/33	3,130	3,169,584
Dominion Energy South Carolina Inc.
5.30%, 05/15/33(a)	1,860	1,923,396
6.63%, 02/01/32(a)	1,950	2,172,313
Series 2025, 5.30%, 01/15/35	2,935	3,008,307
Series A, 2.30%, 12/01/31	2,525	2,233,566
DTE Electric Co.
5.20%, 04/01/33	3,823	3,959,491
5.20%, 03/01/34(a)	3,110	3,199,656
5.25%, 05/15/35	3,384	3,454,068
Series A, 3.00%, 03/01/32	3,045	2,802,401
Series C, 2.63%, 03/01/31	4,055	3,720,079
DTE Energy Co., 5.85%, 06/01/34(a)	5,390	5,660,165
Duke Energy Carolinas LLC
2.55%, 04/15/31(a)	3,704	3,383,340
2.85%, 03/15/32(a)	3,020	2,734,199
4.85%, 01/15/34(a)	3,685	3,701,408
4.95%, 01/15/33	7,959	8,137,196
5.25%, 03/15/35(a)	4,995	5,138,188
6.45%, 10/15/32	2,520	2,779,998
Duke Energy Corp.
2.55%, 06/15/31	6,763	6,086,878
4.50%, 08/15/32(a)	7,057	6,962,903
5.45%, 06/15/34(a)	5,125	5,290,700
5.75%, 09/15/33(a)	3,870	4,082,528
6.45%, 09/01/54, (5-year CMT + 2.588%)(c)	6,125	6,341,653
Duke Energy Florida LLC
2.40%, 12/15/31	2,868	2,567,138
5.88%, 11/15/33	3,777	4,038,505
Duke Energy Indiana LLC, 5.25%, 03/01/34	2,055	2,113,796
Duke Energy Ohio Inc.
5.25%, 04/01/33	2,495	2,570,491
5.30%, 06/15/35(a)	2,386	2,437,535
Duke Energy Progress LLC
2.00%, 08/15/31	4,310	3,788,663
3.40%, 04/01/32	2,935	2,759,060
5.05%, 03/15/35	5,485	5,535,927
5.10%, 03/15/34	3,368	3,436,432
5.25%, 03/15/33	2,992	3,091,728
Duquesne Light Holdings Inc.
2.53%, 10/01/30(b)	1,870	1,669,693
2.78%, 01/07/32(a)(b)	2,484	2,184,617
Edison International, 5.25%, 03/15/32(a)	2,350	2,311,423
El Paso Electric Co., 6.00%, 05/15/35	2,585	2,677,361
Electricite de France SA
5.75%, 01/13/35(b)	3,570	3,672,056
5.95%, 04/22/34(a)(b)	3,865	4,068,922
6.25%, 05/23/33(a)(b)	5,985	6,490,900
Emera U.S. Finance LP, 2.64%, 06/15/31	2,870	2,554,169
Enel Finance International NV
2.50%, 07/12/31(a)(b)	7,180	6,398,221
5.00%, 06/15/32(b)	6,874	6,951,008
5.50%, 06/26/34(b)	4,875	5,001,273
7.50%, 10/14/32(a)(b)	7,620	8,741,787
Security	Par (000)	Value
Electric (continued)
Engie Energia Chile SA, 6.38%, 04/17/34(b)	$4,085	$4,292,992
Engie SA, 5.63%, 04/10/34(a)(b)	4,810	4,984,911
Entergy Arkansas LLC
5.15%, 01/15/33	2,610	2,686,267
5.30%, 09/15/33	1,885	1,947,776
5.45%, 06/01/34	4,350	4,511,543
Entergy Corp., 2.40%, 06/15/31	4,278	3,816,417
Entergy Louisiana LLC
1.60%, 12/15/30	1,571	1,374,709
2.35%, 06/15/32	3,145	2,739,149
3.05%, 06/01/31(a)	2,350	2,198,166
4.00%, 03/15/33	4,630	4,391,116
5.15%, 09/15/34	4,375	4,428,443
5.35%, 03/15/34	3,080	3,170,242
Entergy Mississippi LLC, 5.00%, 09/01/33	1,920	1,940,726
Entergy Texas Inc.
1.75%, 03/15/31	3,853	3,361,494
5.25%, 04/15/35	3,460	3,520,470
Evergy Kansas Central Inc.
5.25%, 03/15/35	2,235	2,264,165
5.90%, 11/15/33	1,830	1,946,852
Evergy Metro Inc.
4.95%, 04/15/33	2,130	2,151,962
5.13%, 08/15/35	1,750	1,748,958
5.40%, 04/01/34(a)	2,010	2,073,835
Evergy Missouri West Inc.
3.75%, 03/15/32(a)(b)	1,802	1,660,780
5.65%, 06/01/34(b)	1,900	1,944,015
Eversource Energy
2.55%, 03/15/31(a)	2,150	1,937,932
3.38%, 03/01/32	4,550	4,172,091
5.13%, 05/15/33	5,230	5,246,413
5.50%, 01/01/34	4,300	4,395,420
5.85%, 04/15/31	4,640	4,911,201
5.95%, 07/15/34(a)	4,705	4,935,365
Exelon Corp.
3.35%, 03/15/32	3,692	3,427,685
4.95%, 06/15/35	2,425	2,363,796
5.13%, 03/15/31(a)	3,160	3,262,387
5.30%, 03/15/33	4,951	5,110,433
5.45%, 03/15/34	4,693	4,836,948
5.63%, 06/15/35	3,280	3,392,335
6.50%, 03/15/55, (5-year CMT + 1.975%)(c)	6,280	6,486,698
7.60%, 04/01/32	1,600	1,851,515
FirstEnergy Corp., Series B, 2.25%, 09/01/30(a)	930	835,141
FirstEnergy Transmission LLC
4.75%, 01/15/33(b)	2,020	2,014,253
5.00%, 01/15/35	2,785	2,761,558
Florida Power & Light Co.
2.45%, 02/03/32	9,862	8,795,346
4.80%, 05/15/33	4,930	4,971,155
4.95%, 06/01/35(a)	3,105	3,114,985
5.00%, 08/01/34	3,088	3,122,194
5.10%, 04/01/33	4,903	5,028,001
5.30%, 06/15/34	7,342	7,592,391
5.63%, 04/01/34(a)	2,995	3,184,881
5.95%, 10/01/33	2,030	2,200,451
Georgia Power Co.
4.70%, 05/15/32(a)	4,383	4,401,178
4.85%, 03/15/31(a)	3,310	3,391,071
4.95%, 05/17/33	6,330	6,407,229
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.20%, 03/15/35	$5,088	$5,164,625
5.25%, 03/15/34	6,190	6,344,695
Idaho Power Co., 5.20%, 08/15/34	1,910	1,958,174
Indianapolis Power & Light Co.
5.05%, 08/15/35(b)	1,550	1,543,311
5.65%, 12/01/32(a)(b)	2,150	2,228,524
Interconexion Electrica SA ESP, 3.83%, 11/26/33(b)	110	98,175
Interstate Power & Light Co.
4.95%, 09/30/34	2,685	2,646,231
5.60%, 06/29/35	3,760	3,887,734
5.70%, 10/15/33	1,471	1,524,947
IPALCO Enterprises Inc., 5.75%, 04/01/34	2,645	2,667,417
ITC Holdings Corp.
5.40%, 06/01/33(b)	3,110	3,166,293
5.65%, 05/09/34(a)(b)	2,665	2,758,952
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	3,329	2,956,089
5.10%, 01/15/35(a)	4,570	4,566,063
Kallpa Generacion SA, 5.88%, 01/30/32(b)	2,900	3,008,750
Kentucky Power Co., 7.00%, 11/15/33(b)	2,425	2,622,481
Kentucky Utilities Co., 5.45%, 04/15/33	2,744	2,849,902
Liberty Utilities Co., 5.87%, 01/31/34(a)(b)	2,340	2,402,254
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(a)(b)	3,071	2,733,955
Louisville Gas & Electric Co., 5.45%, 04/15/33	2,680	2,790,271
Massachusetts Electric Co., 1.73%, 11/24/30(a)(b)	2,750	2,386,929
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	66	66,264
MidAmerican Energy Co.
5.35%, 01/15/34	3,139	3,257,965
6.75%, 12/30/31	2,520	2,849,145
Monongahela Power Co., 5.85%, 02/15/34(b)	2,648	2,784,610
Narragansett Electric Co. (The), 5.35%, 05/01/34(b)	3,200	3,275,018
National Grid PLC
5.42%, 01/11/34	4,735	4,872,684
5.81%, 06/12/33	5,129	5,433,327
National Grid USA
5.80%, 04/01/35	1,815	1,864,210
8.00%, 11/15/30(a)	750	859,417
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	2,498	2,136,956
1.65%, 06/15/31(a)	2,475	2,134,513
2.75%, 04/15/32	3,130	2,813,537
4.02%, 11/01/32(a)	3,855	3,699,701
4.15%, 12/15/32(a)	2,710	2,628,718
5.00%, 02/07/31	2,900	2,995,802
5.00%, 08/15/34	2,295	2,316,694
5.80%, 01/15/33	4,020	4,279,569
Series C, 8.00%, 03/01/32	3,720	4,407,815
New York State Electric & Gas Corp.
2.15%, 10/01/31(b)	3,465	3,003,084
5.05%, 08/15/35(a)(b)	1,450	1,438,806
5.30%, 08/15/34(b)	3,150	3,206,955
5.85%, 08/15/33(b)	2,015	2,130,491
NextEra Energy Capital Holdings Inc.
2.44%, 01/15/32(a)	6,353	5,569,630
5.00%, 07/15/32(a)	6,580	6,687,182
Security	Par (000)	Value
Electric (continued)
5.05%, 02/28/33	$6,500	$6,594,019
5.25%, 03/15/34(a)	7,330	7,454,671
5.30%, 03/15/32	5,570	5,758,992
5.45%, 03/15/35	6,765	6,915,191
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)(c)	7,805	8,246,053
Series ., 6.50%, 08/15/55, (5-year CMT + 1.979%)(c)	2,250	2,356,643
Niagara Energy SAC, 5.75%, 10/03/34(a)(b)	7,345	7,418,386
Niagara Mohawk Power Corp.
2.76%, 01/10/32(a)(b)	2,560	2,263,726
4.28%, 10/01/34(b)	2,800	2,629,055
5.29%, 01/17/34(b)	3,325	3,352,538
Northern States Power Co., 5.05%, 05/15/35(a)	4,290	4,336,166
Northern States Power Co./MN
2.25%, 04/01/31	2,335	2,121,906
5.25%, 07/15/35	100	101,877
NRG Energy Inc., 7.00%, 03/15/33(a)(b)	5,075	5,545,762
NSTAR Electric Co.
1.95%, 08/15/31(a)	2,079	1,823,162
5.20%, 03/01/35	2,590	2,630,486
5.40%, 06/01/34	3,765	3,891,608
Oglethorpe Power Corp., 6.19%, 01/01/31(b)	371	389,314
Ohio Edison Co., 5.50%, 01/15/33(b)	2,275	2,345,687
Ohio Power Co.
5.00%, 06/01/33(a)	2,679	2,694,548
5.65%, 06/01/34	2,235	2,315,562
Series D, 6.60%, 03/01/33(a)	1,585	1,744,182
Series G, 6.60%, 02/15/33(a)	1,015	1,127,776
Series Q, 1.63%, 01/15/31	2,260	1,949,557
Oklahoma Gas & Electric Co., 5.40%, 01/15/33	2,795	2,898,609
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32(a)	3,015	2,919,894
4.55%, 09/15/32	4,654	4,623,098
5.35%, 04/01/35(b)	4,495	4,620,919
5.65%, 11/15/33	5,183	5,487,052
7.00%, 05/01/32	2,860	3,225,886
7.25%, 01/15/33	2,080	2,379,698
Pacific Gas and Electric Co.
2.50%, 02/01/31	12,634	11,204,289
3.25%, 06/01/31	6,568	6,022,612
4.40%, 03/01/32	2,704	2,608,605
5.70%, 03/01/35	6,310	6,395,902
5.80%, 05/15/34	7,130	7,290,661
5.90%, 06/15/32	3,819	3,971,583
6.00%, 08/15/35(a)	5,050	5,223,077
6.15%, 01/15/33	5,280	5,547,013
6.40%, 06/15/33	7,065	7,504,493
6.95%, 03/15/34	5,048	5,530,096
PacifiCorp
2.70%, 09/15/30(a)	2,797	2,584,251
5.25%, 06/15/35	2,140	2,144,702
5.30%, 02/15/31(a)	4,465	4,631,988
5.45%, 02/15/34(a)	7,360	7,481,097
7.70%, 11/15/31(a)	2,040	2,375,640
PECO Energy Co., 4.90%, 06/15/33	3,800	3,863,885
Potomac Electric Power Co., 5.20%, 03/15/34	2,395	2,453,135
PPL Capital Funding Inc., 5.25%, 09/01/34	4,605	4,677,589
PPL Electric Utilities Corp.
4.85%, 02/15/34	4,140	4,168,634
5.00%, 05/15/33	3,603	3,679,322

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Progress Energy Inc.
7.00%, 10/30/31	$2,400	$2,705,321
7.75%, 03/01/31	4,127	4,781,089
Public Service Co. of Colorado
1.88%, 06/15/31	4,386	3,828,057
4.10%, 06/01/32(a)	1,910	1,854,689
5.15%, 09/15/35	2,825	2,805,527
5.35%, 05/15/34	5,428	5,523,774
Series 35, 1.90%, 01/15/31	1,812	1,596,419
Public Service Co. of New Hampshire
5.35%, 10/01/33	3,705	3,858,509
Series V, 2.20%, 06/15/31(a)	1,900	1,694,956
Public Service Co. of Oklahoma
5.20%, 01/15/35	3,940	3,950,920
5.25%, 01/15/33	3,210	3,278,826
Series J, 2.20%, 08/15/31(a)	4,100	3,601,592
Public Service Electric & Gas Co.
1.90%, 08/15/31(a)	2,713	2,364,641
3.10%, 03/15/32	4,275	3,926,268
4.65%, 03/15/33	3,465	3,461,352
4.85%, 08/01/34	3,955	3,965,792
4.90%, 12/15/32	2,847	2,896,499
5.05%, 03/01/35	2,770	2,805,903
5.20%, 08/01/33	3,495	3,611,985
5.20%, 03/01/34	3,105	3,188,624
Series D, 5.25%, 07/01/35(a)	125	128,153
Public Service Electric and Gas Co., 4.90%, 08/15/35(a)	1,980	1,972,559
Public Service Enterprise Group Inc.
2.45%, 11/15/31	4,330	3,843,453
5.40%, 03/15/35	2,825	2,883,201
5.45%, 04/01/34(a)	2,980	3,062,718
6.13%, 10/15/33(a)	3,066	3,287,962
Puget Energy Inc.
4.22%, 03/15/32	3,135	2,973,103
5.73%, 03/15/35	3,820	3,885,527
Puget Sound Energy Inc.
5.33%, 06/15/34	2,650	2,711,677
5.48%, 06/01/35	1,505	1,538,014
RWE Finance U.S. LLC, 5.88%, 04/16/34(a)(b)	6,335	6,610,333
San Diego Gas & Electric Co.
5.35%, 05/15/35(a)	1,500	1,547,506
5.40%, 04/15/35	5,850	5,995,867
Series VVV, 1.70%, 10/01/30(a)	4,806	4,228,027
Series XXX, 3.00%, 03/15/32(a)	3,288	2,988,448
Sempra
5.50%, 08/01/33(a)	4,584	4,708,850
6.40%, 10/01/54, (5-year CMT + 2.632%)(c)	8,165	8,059,387
6.55%, 04/01/55, (5-year CMT + 2.138%)(c)	3,720	3,663,620
Sociedad de Transmision Austral SA, 4.00%, 01/27/32(a)(b)	2,420	2,279,182
Solar Star Funding LLC, 5.38%, 06/30/35(b)	240	247,714
Southern California Edison Co.
2.75%, 02/01/32	3,175	2,789,073
5.20%, 06/01/34(a)	5,898	5,867,516
5.45%, 06/01/31	4,205	4,349,898
5.45%, 03/01/35(a)	5,775	5,815,903
5.95%, 11/01/32(a)	4,715	4,959,906
6.00%, 01/15/34(a)	3,154	3,285,559
Series 04-G, 5.75%, 04/01/35(a)	1,990	2,049,745
Series 05-E, 5.35%, 07/15/35(a)	2,285	2,281,398
Security	Par (000)	Value
Electric (continued)
Series G, 2.50%, 06/01/31(a)	$5,631	$4,982,067
Southern Co. (The)
4.85%, 03/15/35	5,045	4,953,396
5.20%, 06/15/33	4,920	5,026,063
5.70%, 10/15/32	3,135	3,304,752
5.70%, 03/15/34	6,710	7,026,510
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.069%)(a)(c)	10,810	11,310,871
Southwestern Electric Power Co., 5.30%, 04/01/33(a)	2,395	2,433,068
Southwestern Public Service Co., 5.30%, 05/15/35	3,545	3,575,268
System Energy Resources Inc., 5.30%, 12/15/34	3,530	3,517,127
Tampa Electric Co.
2.40%, 03/15/31	3,051	2,765,448
5.15%, 03/01/35	4,070	4,102,714
Three Gorges Finance I Cayman Islands Ltd., 2.15%, 09/22/30(b)	335	308,496
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(b)	2,535	2,597,009
Tucson Electric Power Co.
3.25%, 05/15/32(a)	1,731	1,589,392
5.20%, 09/15/34	2,690	2,716,203
Union Electric Co.
2.15%, 03/15/32	3,360	2,906,915
5.20%, 04/01/34	3,315	3,394,085
5.25%, 04/15/35	3,285	3,355,161
Virginia Electric & Power Co.
2.30%, 11/15/31	3,141	2,773,621
2.40%, 03/30/32(a)	3,820	3,353,152
5.00%, 04/01/33(a)	5,135	5,206,929
5.00%, 01/15/34(a)	3,454	3,470,253
5.05%, 08/15/34	4,067	4,102,728
5.15%, 03/15/35	4,042	4,074,492
5.30%, 08/15/33	2,628	2,703,576
Vistra Operations Co. LLC
5.70%, 12/30/34(b)	4,960	5,056,755
6.00%, 04/15/34(a)(b)	3,790	3,948,431
6.95%, 10/15/33(b)	6,870	7,586,149
WEC Energy Group Inc., 1.80%, 10/15/30	1,437	1,273,166
Wisconsin Electric Power Co.
4.60%, 10/01/34(a)	2,250	2,219,262
4.75%, 09/30/32(a)	3,630	3,701,848
5.63%, 05/15/33	1,820	1,943,909
Wisconsin Power and Light Co.
1.95%, 09/16/31(a)	2,135	1,853,430
3.95%, 09/01/32(a)	4,692	4,493,549
4.95%, 04/01/33	2,246	2,265,419
5.38%, 03/30/34	2,775	2,865,649
Xcel Energy Inc.
2.35%, 11/15/31	1,858	1,633,669
4.60%, 06/01/32	4,335	4,268,490
5.45%, 08/15/33	5,260	5,375,387
5.50%, 03/15/34	4,995	5,108,659
5.60%, 04/15/35	5,130	5,244,056
		1,336,846,271
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	3,226	2,883,236
Emerson Electric Co.
1.95%, 10/15/30(a)	3,150	2,841,745
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment (continued)
2.20%, 12/21/31(a)	$6,969	$6,188,799
5.00%, 03/15/35	3,430	3,493,484
6.00%, 08/15/32(a)	745	814,289
Molex Electronic Technologies LLC, 5.25%, 04/30/32(b)	2,450	2,487,208
		18,708,761
Electronics — 0.7%
Allegion U.S. Holding Co. Inc.
5.41%, 07/01/32(a)	3,993	4,137,130
5.60%, 05/29/34	2,470	2,542,007
Amphenol Corp.
2.20%, 09/15/31	5,505	4,871,298
5.00%, 01/15/35(a)	4,990	5,032,710
5.25%, 04/05/34	3,865	3,994,174
Arrow Electronics Inc.
2.95%, 02/15/32	3,258	2,876,620
5.88%, 04/10/34(a)	3,175	3,292,559
Avnet Inc.
3.00%, 05/15/31	2,071	1,875,286
5.50%, 06/01/32	1,925	1,947,231
Flex Ltd., 5.25%, 01/15/32	3,365	3,434,083
Honeywell International Inc.
1.75%, 09/01/31(a)	10,121	8,716,508
4.50%, 01/15/34	6,574	6,450,011
4.75%, 02/01/32	4,080	4,142,306
4.95%, 09/01/31	3,585	3,696,375
5.00%, 02/15/33	6,891	7,028,362
5.00%, 03/01/35	10,215	10,284,037
Hubbell Inc., 2.30%, 03/15/31(a)	2,226	1,993,066
Jabil Inc., 3.00%, 01/15/31(a)	3,810	3,497,058
Keysight Technologies Inc., 4.95%, 10/15/34	3,935	3,903,917
TD SYNNEX Corp.
2.65%, 08/09/31	3,366	2,998,415
6.10%, 04/12/34	3,735	3,913,010
Trimble Inc., 6.10%, 03/15/33	4,983	5,297,852
Tyco Electronics Group SA
2.50%, 02/04/32	3,901	3,465,954
4.50%, 02/09/31	2,275	2,293,219
5.00%, 05/09/35	3,380	3,366,400
Vontier Corp., 2.95%, 04/01/31(a)	3,910	3,552,214
		108,601,802
Energy - Alternate Sources — 0.0%
Continental Wind LLC, 6.00%, 02/28/33(b)	44	45,362
Engineering & Construction — 0.1%
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(a)(b)	4,130	4,454,972
Jacobs Engineering Group Inc., 5.90%, 03/01/33(a)	3,565	3,728,925
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(a)(b)	6,690	6,583,510
Ste Transcore Holdings Inc., 3.75%, 05/05/32(b)	2,140	2,060,051
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(a)(b)	1,215	1,094,484
		17,921,942
Entertainment — 0.1%
Flutter Treasury DAC, 5.88%, 06/04/31(b)	5,150	5,243,782
Genm Capital Labuan Ltd., 3.88%, 04/19/31(a)(b)	6,370	5,852,695
Security	Par (000)	Value
Entertainment (continued)
WMG Acquisition Corp., 3.00%, 02/15/31(a)(b)	$1,050	$967,842
		12,064,319
Environmental Control — 0.6%
Republic Services Inc.
1.45%, 02/15/31	4,297	3,699,279
1.75%, 02/15/32	4,884	4,151,415
2.38%, 03/15/33(a)	4,530	3,905,505
5.00%, 12/15/33	4,123	4,220,486
5.00%, 04/01/34(a)	5,029	5,118,069
5.15%, 03/15/35	4,660	4,757,347
5.20%, 11/15/34	3,115	3,196,215
Veralto Corp., 5.45%, 09/18/33(a)	4,528	4,677,140
Waste Connections Inc.
2.20%, 01/15/32	4,307	3,760,432
3.20%, 06/01/32(a)	3,222	2,970,588
4.20%, 01/15/33	4,622	4,491,630
5.00%, 03/01/34	4,485	4,551,276
5.25%, 09/01/35	2,410	2,464,187
Waste Management Inc.
1.50%, 03/15/31(a)	6,651	5,754,170
3.90%, 03/01/35	2,395	2,202,246
4.15%, 04/15/32(a)	6,715	6,605,706
4.63%, 02/15/33(a)	3,279	3,297,106
4.80%, 03/15/32(a)	5,150	5,253,878
4.88%, 02/15/34(a)	8,175	8,303,258
4.95%, 07/03/31	4,944	5,115,215
4.95%, 03/15/35	9,955	10,004,782
		98,499,930
Food — 1.9%
Bimbo Bakeries USA Inc., 6.40%, 01/15/34(b)	2,975	3,220,366
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)(b)	5,801	5,262,199
Conagra Brands Inc.
5.75%, 08/01/35(a)	3,385	3,401,455
8.25%, 09/15/30	2,015	2,327,789
Delhaize America LLC, 9.00%, 04/15/31(a)	170	202,633
Flowers Foods Inc.
2.40%, 03/15/31	3,345	2,948,685
5.75%, 03/15/35(a)	3,325	3,386,612
General Mills Inc.
2.25%, 10/14/31	4,238	3,725,164
4.95%, 03/29/33(a)	6,270	6,312,507
5.25%, 01/30/35(a)	4,895	4,921,359
Gruma SAB de CV, 5.39%, 12/09/34(b)	2,080	2,124,965
Hershey Co. (The)
4.50%, 05/04/33	2,600	2,593,522
4.95%, 02/24/32	3,570	3,671,331
5.10%, 02/24/35	3,400	3,468,235
J.M. Smucker Co. (The)
2.13%, 03/15/32	2,680	2,273,058
4.25%, 03/15/35	4,340	4,036,340
6.20%, 11/15/33(a)	6,305	6,778,986
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	6,348	5,621,668
3.63%, 01/15/32	5,970	5,502,354
3.75%, 12/01/31	3,587	3,371,478
5.75%, 04/01/33(a)	10,344	10,715,453
6.75%, 03/15/34(a)	9,302	10,200,936

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Kellanova
5.25%, 03/01/33(a)	$2,675	$2,751,825
Series B, 7.45%, 04/01/31	4,398	5,043,445
Kraft Heinz Foods Co.
4.25%, 03/01/31	2,219	2,185,778
5.00%, 07/15/35(a)	3,765	3,687,648
5.20%, 03/15/32(a)	3,240	3,309,420
5.40%, 03/15/35(a)	3,688	3,709,854
6.75%, 03/15/32	2,107	2,325,940
Kroger Co. (The)
1.70%, 01/15/31	3,260	2,841,358
5.00%, 09/15/34	13,805	13,759,202
7.50%, 04/01/31	3,025	3,473,664
Mars Inc.
1.63%, 07/16/32(a)(b)	4,445	3,724,098
3.60%, 04/01/34(b)	4,175	3,785,322
4.65%, 04/20/31(a)(b)	3,355	3,409,947
4.75%, 04/20/33(b)	6,385	6,349,161
5.00%, 03/01/32(b)	17,380	17,739,117
5.20%, 03/01/35(a)(b)	31,750	32,044,344
McCormick & Co. Inc./MD
1.85%, 02/15/31(a)	3,402	2,972,562
4.70%, 10/15/34	3,310	3,213,875
4.95%, 04/15/33	3,213	3,238,048
Mondelez International Inc.
1.50%, 02/04/31	3,342	2,888,009
1.88%, 10/15/32(a)	3,870	3,271,997
3.00%, 03/17/32	4,940	4,503,331
4.75%, 08/28/34(a)	3,920	3,887,888
5.13%, 05/06/35(a)	2,615	2,647,005
6.50%, 11/01/31(a)	1,845	2,041,372
Nestle Capital Corp.
4.75%, 03/12/31(a)(b)	3,165	3,253,178
4.88%, 03/12/34(b)	4,970	5,043,785
Nestle Holdings Inc.
1.25%, 09/15/30(a)(b)	6,105	5,329,839
1.88%, 09/14/31(a)(b)	6,445	5,659,848
4.30%, 10/01/32(a)(b)	7,893	7,833,069
4.85%, 03/14/33(a)(b)	4,838	4,936,462
5.00%, 09/12/30(a)(b)	3,125	3,242,426
5.00%, 09/12/33(a)(b)	2,670	2,761,257
Smithfield Foods Inc.
2.63%, 09/13/31(a)(b)	3,515	3,074,343
3.00%, 10/15/30(a)(b)	3,174	2,901,557
Sysco Corp.
2.45%, 12/14/31	3,357	2,982,764
5.10%, 09/23/30	3,400	3,505,728
5.40%, 03/23/35	3,510	3,580,927
6.00%, 01/17/34	3,080	3,317,414
The Campbell's Co.
4.75%, 03/23/35(a)	5,050	4,835,589
5.40%, 03/21/34	6,630	6,730,403
Tyson Foods Inc.
4.88%, 08/15/34(a)	3,145	3,090,756
5.70%, 03/15/34(a)	5,520	5,751,831
		312,702,481
Security	Par (000)	Value
Food Service — 0.0%
Sodexo Inc.
2.72%, 04/16/31(a)(b)	$4,773	$4,251,467
5.80%, 08/15/35(a)(b)	2,875	2,978,879
		7,230,346
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 6.18%, 05/05/32(a)(b)	3,155	3,260,219
Georgia-Pacific LLC
4.95%, 06/30/32(a)(b)	3,545	3,613,030
8.88%, 05/15/31	2,656	3,232,395
Inversiones CMPC SA
3.00%, 04/06/31(b)	3,755	3,341,410
6.13%, 06/23/33(b)	2,315	2,397,175
6.13%, 02/26/34(a)(b)	4,425	4,591,199
Suzano Austria GmbH
3.13%, 01/15/32(a)	6,535	5,784,660
3.75%, 01/15/31	7,974	7,487,719
		33,707,807
Gas — 0.8%
APA Infrastructure Ltd.
5.00%, 03/23/35(a)(b)	1,885	1,847,430
5.13%, 09/16/34(a)(b)	4,445	4,454,764
Atmos Energy Corp.
1.50%, 01/15/31	3,201	2,767,884
5.45%, 10/15/32(a)	2,024	2,122,615
5.90%, 11/15/33	4,799	5,167,957
Series ., 5.20%, 08/15/35(a)	3,386	3,431,200
Boston Gas Co.
3.76%, 03/16/32(b)	2,915	2,733,505
5.84%, 01/10/35(b)	3,135	3,286,976
Brooklyn Union Gas Co. (The)
4.87%, 08/05/32(b)	2,620	2,561,968
6.39%, 09/15/33(b)	3,483	3,712,771
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	2,670	2,352,370
4.40%, 07/01/32	3,495	3,425,806
5.40%, 03/01/33	2,172	2,224,419
5.40%, 07/01/34	3,015	3,083,932
ENN Energy Holdings Ltd., 2.63%, 09/17/30(b)	970	892,443
Grupo Energia Bogota SA ESP, 7.85%, 11/09/33(a)(b)	950	1,099,833
KeySpan Gas East Corp., 5.99%, 03/06/33(a)(b)	3,365	3,520,933
Nakilat Inc., 6.07%, 12/31/33(a)(b)	1,865	1,973,716
National Fuel Gas Co.
2.95%, 03/01/31	3,530	3,212,384
5.95%, 03/15/35	3,535	3,646,602
NiSource Inc.
1.70%, 02/15/31	4,404	3,813,888
5.35%, 04/01/34(a)	4,365	4,464,839
5.35%, 07/15/35(a)	6,635	6,700,159
5.40%, 06/30/33	3,030	3,118,033
6.38%, 03/31/55, (5-year CMT + 2.527%)(a)(c)	2,860	2,936,923
ONE Gas Inc., 4.25%, 09/01/32(a)	1,620	1,574,474
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31(a)	1,834	1,650,276
4.10%, 09/18/34	2,006	1,855,428
5.10%, 02/15/35	2,420	2,447,428
5.40%, 06/15/33(a)	2,436	2,511,103
Snam SpA, 5.75%, 05/28/35(b)	4,750	4,867,852
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Southern California Gas Co.
5.05%, 09/01/34(a)	$3,500	$3,530,802
5.20%, 06/01/33	3,336	3,406,670
5.45%, 06/15/35(a)	4,080	4,185,602
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	3,265	3,251,098
5.15%, 09/15/32	3,465	3,532,457
5.75%, 09/15/33	3,478	3,658,419
6.00%, 10/01/34	1,245	1,321,540
Series 2020-A, 1.75%, 01/15/31	2,946	2,564,145
Southwest Gas Corp., 4.05%, 03/15/32	4,390	4,195,539
Spire Missouri Inc.
4.80%, 02/15/33(a)	2,755	2,760,779
Series 2034, 5.15%, 08/15/34(a)	1,335	1,366,007
		127,232,969
Hand & Machine Tools — 0.0%
Kennametal Inc., 2.80%, 03/01/31(a)	1,967	1,792,591
Stanley Black & Decker Inc., 3.00%, 05/15/32(a)	3,294	2,948,158
		4,740,749
Health Care - Products — 0.9%
Agilent Technologies Inc.
2.30%, 03/12/31	5,721	5,135,378
4.75%, 09/09/34(a)	3,845	3,791,134
Alcon Finance Corp., 5.38%, 12/06/32(a)(b)	4,448	4,602,679
Baxter International Inc.
1.73%, 04/01/31(a)	4,649	3,978,431
2.54%, 02/01/32(a)	10,020	8,716,899
GE HealthCare Technologies Inc.
4.80%, 01/15/31	3,590	3,650,090
5.50%, 06/15/35	5,510	5,657,554
5.91%, 11/22/32(a)	11,428	12,209,508
Medtronic Global Holdings SCA, 4.50%, 03/30/33	6,250	6,209,373
Medtronic Inc., 4.38%, 03/15/35(a)	12,790	12,440,972
Revvity Inc.
2.25%, 09/15/31	3,569	3,087,373
2.55%, 03/15/31	2,738	2,444,329
Smith & Nephew PLC
2.03%, 10/14/30	6,435	5,739,415
5.40%, 03/20/34	3,690	3,776,109
Solventum Corp.
5.45%, 03/13/31(a)	7,065	7,390,956
5.60%, 03/23/34	10,135	10,525,050
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31	4,367	3,967,776
Stryker Corp.
4.63%, 09/11/34(a)	4,125	4,067,063
5.20%, 02/10/35	6,210	6,351,897
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	7,706	6,797,793
4.95%, 11/21/32(a)	3,863	3,966,234
5.09%, 08/10/33(a)	6,305	6,487,566
5.20%, 01/31/34(a)	3,020	3,115,130
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31(a)	5,313	4,764,274
4.25%, 08/15/35(a)	200	184,615
5.20%, 09/15/34(a)	4,250	4,306,527
5.50%, 02/19/35	4,520	4,663,738
		148,027,863
Security	Par (000)	Value
Health Care - Services — 2.8%
Adventist Health System/West
5.43%, 03/01/32(a)	$1,765	$1,801,266
5.76%, 12/01/34(a)	2,600	2,620,262
Banner Health, 1.90%, 01/01/31(a)	1,546	1,371,699
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30(a)	2,020	1,787,260
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	2,325	2,079,088
Centene Corp.
2.50%, 03/01/31	13,833	11,786,651
2.63%, 08/01/31(a)	8,298	7,032,359
3.00%, 10/15/30	8,913	7,876,305
Cigna Group (The)
2.38%, 03/15/31	10,149	9,101,270
5.13%, 05/15/31	5,680	5,881,939
5.25%, 02/15/34(a)	7,665	7,816,546
5.40%, 03/15/33(a)	4,948	5,125,595
CommonSpirit Health
2.78%, 10/01/30	910	841,680
5.32%, 12/01/34	4,500	4,544,898
Elevance Health Inc.
2.55%, 03/15/31	5,769	5,225,774
4.10%, 05/15/32(a)	4,286	4,125,504
4.75%, 02/15/33	6,585	6,557,860
4.95%, 11/01/31	5,475	5,570,523
5.20%, 02/15/35(a)	7,780	7,827,499
5.38%, 06/15/34(a)	6,310	6,450,199
5.50%, 10/15/32(a)	4,627	4,816,047
5.95%, 12/15/34(a)	2,386	2,523,118
Fresenius Medical Care U.S. Finance III Inc.
2.38%, 02/16/31(b)	5,510	4,841,267
3.00%, 12/01/31(a)(b)	3,130	2,786,855
HCA Inc.
2.38%, 07/15/31	5,768	5,084,989
3.50%, 09/01/30	14,271	13,600,895
3.63%, 03/15/32	14,398	13,390,737
5.45%, 04/01/31	11,765	12,211,752
5.45%, 09/15/34	7,882	7,982,997
5.50%, 03/01/32	6,085	6,306,315
5.50%, 06/01/33	7,944	8,163,580
5.60%, 04/01/34	8,243	8,472,119
5.75%, 03/01/35	9,544	9,817,940
7.50%, 11/06/33(a)	1,605	1,836,531
Health Care Service Corp. A Mutual Legal Reserve Co., 5.45%, 06/15/34(b)	5,030	5,111,483
Highmark Inc., 2.55%, 05/10/31(a)(b)	3,099	2,703,534
Horizon Mutual Holdings Inc., 6.20%, 11/15/34(b)	4,235	4,112,287
Humana Inc.
2.15%, 02/03/32	4,846	4,108,672
5.38%, 04/15/31	8,345	8,613,205
5.55%, 05/01/35	2,720	2,750,274
5.88%, 03/01/33(a)	4,626	4,835,605
5.95%, 03/15/34(a)	5,105	5,344,758
ICON Investments Six DAC, 6.00%, 05/08/34	2,980	3,097,714
Laboratory Corp. of America Holdings
2.70%, 06/01/31(a)	3,450	3,129,491
4.55%, 04/01/32(a)	3,315	3,287,181
4.80%, 10/01/34	5,915	5,806,502
OhioHealth Corp., 2.30%, 11/15/31	2,155	1,926,137
Piedmont Healthcare Inc., 2.04%, 01/01/32	2,355	2,007,354

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Providence St Joseph Health Obligated Group, 5.37%, 10/01/32	$2,650	$2,716,210
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/33(a)	3,523	3,583,731
Quest Diagnostics Inc.
2.80%, 06/30/31(a)	5,308	4,860,030
5.00%, 12/15/34(a)	5,360	5,367,705
6.40%, 11/30/33(a)	4,618	5,087,956
Roche Holdings Inc.
2.08%, 12/13/31(b)	13,394	11,763,859
4.59%, 09/09/34(b)	7,260	7,194,528
4.91%, 03/08/31(a)(b)	5,355	5,528,419
4.99%, 03/08/34(b)	7,850	8,022,796
5.49%, 11/13/30(b)	2,508	2,662,059
5.59%, 11/13/33(a)(b)	9,745	10,402,633
Sutter Health
5.16%, 08/15/33(a)	150	152,643
Series 2025, 5.21%, 08/15/32	1,725	1,784,422
Series 2025, 5.54%, 08/15/35	2,800	2,917,860
UnitedHealth Group Inc.
2.30%, 05/15/31	9,950	8,884,790
4.20%, 05/15/32(a)	9,880	9,634,406
4.50%, 04/15/33	9,584	9,394,111
4.63%, 07/15/35(a)	6,435	6,248,739
4.65%, 01/15/31	5,195	5,265,090
4.90%, 04/15/31	6,710	6,863,520
4.95%, 01/15/32(a)	9,635	9,831,498
5.00%, 04/15/34	8,435	8,465,702
5.15%, 07/15/34(a)	13,575	13,792,395
5.30%, 06/15/35(a)	6,777	6,927,638
5.35%, 02/15/33(a)	12,759	13,198,671
Universal Health Services Inc.
2.65%, 10/15/30	5,199	4,666,605
2.65%, 01/15/32	3,302	2,842,116
5.05%, 10/15/34(a)	3,510	3,381,413
UPMC, 5.04%, 05/15/33(a)	1,945	1,967,895
		447,502,956
Holding Companies - Diversified — 0.4%
Apollo Debt Solutions BDC
6.55%, 03/15/32(b)	3,135	3,266,453
6.70%, 07/29/31(a)	6,405	6,777,749
Ares Capital Corp.
3.20%, 11/15/31	4,874	4,341,610
Series ., 5.80%, 03/08/32	6,720	6,832,631
Ares Strategic Income Fund, 6.20%, 03/21/32	5,180	5,328,604
Blackstone Private Credit Fund
6.00%, 01/29/32	6,930	7,114,687
6.00%, 11/22/34(a)	5,370	5,408,347
6.25%, 01/25/31	1,735	1,810,481
Blue Owl Credit Income Corp., 6.65%, 03/15/31(a)	4,645	4,852,779
HA Sustainable Infrastructure Capital Inc.
6.15%, 01/15/31(a)	2,830	2,885,353
6.38%, 07/01/34	6,435	6,379,227
6.75%, 07/15/35	2,930	2,959,757
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(a)(b)	1,265	1,156,519
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)(b)	3,688	4,326,997
Inversiones La Construccion SA, 4.75%, 02/07/32(b)	720	692,280
Security	Par (000)	Value
Holding Companies - Diversified (continued)
JAB Holdings BV, 2.20%, 11/23/30(a)(b)	$1,063	$927,858
		65,061,332
Home Builders — 0.1%
DR Horton Inc.
4.85%, 10/15/30(a)	105	107,254
5.00%, 10/15/34(a)	4,535	4,536,274
MDC Holdings Inc., 2.50%, 01/15/31	2,329	2,060,961
Meritage Homes Corp., 5.65%, 03/15/35(a)	3,285	3,315,452
PulteGroup Inc.
6.00%, 02/15/35(a)	1,860	1,958,724
6.38%, 05/15/33	2,480	2,698,660
7.88%, 06/15/32(a)	2,035	2,392,546
Toll Brothers Finance Corp., 5.60%, 06/15/35(a)	3,565	3,619,366
		20,689,237
Home Furnishings — 0.0%
Panasonic Holdings Corp., 5.30%, 07/16/34(a)(b)	2,815	2,896,850
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32	3,279	2,810,661
5.75%, 03/15/33(a)	2,495	2,629,045
Church & Dwight Co. Inc.
2.30%, 12/15/31	2,758	2,429,879
5.60%, 11/15/32	3,206	3,389,598
Clorox Co. (The), 4.60%, 05/01/32(a)	4,185	4,196,920
Kimberly-Clark Corp.
2.00%, 11/02/31(a)	3,572	3,177,383
4.50%, 02/16/33	2,240	2,248,781
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(a)(b)	3,265	2,970,322
SC Johnson & Son Inc., 5.75%, 02/15/33(a)(b)	80	84,176
		23,936,765
Insurance — 5.1%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32(a)(b)	1,365	1,359,136
AIA Group Ltd.
4.95%, 04/04/33(a)(b)	3,883	3,966,711
4.95%, 03/30/35(a)(b)	2,990	3,003,740
5.38%, 04/05/34(a)(b)	6,075	6,289,310
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	5,260	5,847,140
Allianz SE
5.60%, 09/03/54, (5-year CMT + 2.771%)(b)(c)	6,995	7,108,326
6.35%, 09/06/53, (5-year CMT + 3.232%)(b)(c)	4,630	4,913,129
Allstate Corp. (The)
1.45%, 12/15/30	4,188	3,605,083
5.25%, 03/30/33	4,972	5,119,500
5.35%, 06/01/33(a)	2,280	2,363,040
5.55%, 05/09/35	3,800	3,951,215
American International Group Inc.
3.88%, 01/15/35(a)	3,285	3,027,158
5.13%, 03/27/33	4,927	5,028,861
5.45%, 05/07/35(a)	4,194	4,324,762
American National Group Inc.
6.00%, 07/15/35	4,650	4,700,697
6.14%, 06/13/32(a)(b)	3,440	3,547,633
Americo Life Inc., 3.45%, 04/15/31(a)(b)	2,904	2,622,378
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
AmFam Holdings Inc., 2.81%, 03/11/31(b)	$3,388	$2,933,456
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31(a)	2,996	2,624,429
2.60%, 12/02/31(a)	3,758	3,360,849
5.00%, 09/12/32	3,382	3,459,745
5.35%, 02/28/33	4,921	5,092,966
Aon North America Inc.
5.30%, 03/01/31	4,325	4,508,706
5.45%, 03/01/34	10,929	11,282,407
Arch Capital Group Ltd., 7.35%, 05/01/34(a)	1,940	2,247,810
Arthur J Gallagher & Co.
2.40%, 11/09/31(a)	2,349	2,079,281
5.00%, 02/15/32(a)	3,090	3,145,452
5.15%, 02/15/35	10,025	10,053,226
5.45%, 07/15/34	3,613	3,717,414
5.50%, 03/02/33	2,444	2,530,884
6.50%, 02/15/34	3,000	3,291,438
Ascot Group Ltd.
4.25%, 12/15/30(b)	2,215	2,006,191
6.35%, 06/15/35, (5-year CMT + 2.375%)(b)(c)	1,940	2,011,433
Assurant Inc.
2.65%, 01/15/32	2,800	2,441,127
6.75%, 02/15/34(a)	1,865	2,023,265
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31(a)	3,702	3,467,023
Athene Global Funding
2.55%, 11/19/30(a)(b)	4,213	3,794,886
2.65%, 10/04/31(a)(b)	3,420	3,038,949
2.67%, 06/07/31(b)	3,594	3,207,115
5.32%, 11/13/31(a)(b)	4,815	4,928,400
5.53%, 07/11/31(a)(b)	3,480	3,592,990
5.54%, 08/22/35(b)	2,650	2,637,323
Athene Holding Ltd.
3.50%, 01/15/31	3,239	3,066,204
5.88%, 01/15/34	4,195	4,346,455
6.63%, 10/15/54, (5-year CMT + 2.607%)(c)	3,480	3,490,638
6.65%, 02/01/33(a)	4,348	4,706,855
6.88%, 06/28/55, (5-year CMT + 2.582%)(a)(c)	3,515	3,542,874
AXA SA, 8.60%, 12/15/30	5,655	6,715,418
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	4,270	3,771,271
2.88%, 03/15/32(a)	7,018	6,522,112
Brown & Brown Inc.
2.38%, 03/15/31	4,833	4,292,833
4.20%, 03/17/32(a)	4,270	4,089,791
5.25%, 06/23/32	3,360	3,434,501
5.55%, 06/23/35(a)	6,690	6,819,013
5.65%, 06/11/34	3,715	3,810,107
Chubb INA Holdings LLC
1.38%, 09/15/30	6,137	5,372,598
4.90%, 08/15/35	7,905	7,860,415
5.00%, 03/15/34	10,365	10,528,182
Cincinnati Financial Corp., 6.13%, 11/01/34	2,325	2,484,114
CNA Financial Corp.
5.13%, 02/15/34	3,385	3,386,211
5.20%, 08/15/35	2,285	2,261,987
5.50%, 06/15/33	3,460	3,566,498
CNO Financial Group Inc., 6.45%, 06/15/34	4,430	4,658,124
Security	Par (000)	Value
Insurance (continued)
Corebridge Financial Inc.
3.90%, 04/05/32	$10,160	$9,608,197
5.75%, 01/15/34(a)	4,880	5,097,913
6.05%, 09/15/33	3,475	3,685,165
6.38%, 09/15/54, (5-year CMT + 2.646%)(c)	4,660	4,716,964
Corebridge Global Funding, 4.90%, 08/21/32(b)	2,120	2,126,129
Dai-Ichi Life Insurance Co. Ltd. (The), 6.20%, (5-year CMT + 2.515%)(b)(c)(d)	12,895	13,370,039
DaVinciRe Holdings Ltd., 5.95%, 04/15/35(a)(b)	1,665	1,700,775
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(a)(b)	2,625	2,326,443
Empower Finance 2020 LP, 1.78%, 03/17/31(a)(b)	2,582	2,293,841
Enstar Group Ltd.
3.10%, 09/01/31	3,808	3,402,538
7.50%, 04/01/45, (5-year CMT + 3.186%)(a)(b)(c)	1,710	1,782,107
Equitable Financial Life Global Funding, 1.75%, 11/15/30(a)(b)	2,327	2,035,408
Equitable Holdings Inc.
5.59%, 01/11/33(a)	4,185	4,352,211
6.70%, 03/28/55, (5-year CMT + 2.390%)(a)(c)	2,815	2,873,544
F&G Annuities & Life Inc., 6.25%, 10/04/34(a)	3,400	3,422,747
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31(a)	3,885	3,650,677
5.63%, 08/16/32	4,636	4,782,457
5.75%, 05/20/35(b)	2,710	2,767,684
6.00%, 12/07/33	4,595	4,831,634
Farmers Exchange Capital II, 6.15%, 11/01/53, (3-mo. CME Term SOFR + 4.005%)(a)(b)(c)	1,600	1,551,027
Farmers Exchange Capital III, 5.45%, 10/15/54, (3-mo. CME Term SOFR + 3.454%)(b)(c)	2,530	2,324,022
Fidelity National Financial Inc., 2.45%, 03/15/31	4,188	3,689,280
First American Financial Corp.
2.40%, 08/15/31(a)	4,560	3,950,305
5.45%, 09/30/34(a)	3,135	3,119,244
Five Corners Funding Trust III, 5.79%, 02/15/33(a)(b)	5,210	5,461,249
GA Global Funding Trust
2.90%, 01/06/32(b)	5,225	4,598,189
5.20%, 12/09/31(a)(b)	2,865	2,909,726
5.50%, 04/01/32(a)(b)	1,860	1,904,861
5.90%, 01/13/35(b)	3,915	4,025,100
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	4,678	4,224,460
7.95%, 06/15/33(a)(b)	4,247	4,865,176
Globe Life Inc.
4.80%, 06/15/32(a)	2,730	2,721,009
5.85%, 09/15/34	3,190	3,317,271
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	2,299	2,069,266
5.50%, 09/01/35	1,550	1,550,212
Intact Financial Corp., 5.46%, 09/22/32(a)(b)	3,540	3,619,092
Jackson Financial Inc.
3.13%, 11/23/31	3,600	3,253,399
5.67%, 06/08/32(a)	2,435	2,520,171
Kemper Corp.
2.40%, 09/30/30	2,838	2,514,633
3.80%, 02/23/32(a)	2,885	2,638,892

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Liberty Mutual Group Inc., 6.50%, 03/15/35(a)(b)	$1,505	$1,606,566
Lincoln National Corp.
3.40%, 01/15/31(a)	3,188	2,997,017
3.40%, 03/01/32(a)	1,295	1,181,698
5.85%, 03/15/34	2,420	2,511,395
Loews Corp., 6.00%, 02/01/35	2,000	2,158,850
Manulife Financial Corp., 3.70%, 03/16/32(a)	6,430	6,138,812
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	4,728	4,288,004
2.38%, 12/15/31(a)	2,559	2,267,072
4.85%, 11/15/31	6,915	7,075,984
5.00%, 03/15/35	13,535	13,588,914
5.15%, 03/15/34	3,142	3,229,087
5.40%, 09/15/33(a)	3,695	3,846,941
5.75%, 11/01/32	3,532	3,774,784
5.88%, 08/01/33(a)	1,895	2,033,810
MassMutual Global Funding II
1.55%, 10/09/30(a)(b)	4,536	3,972,172
2.15%, 03/09/31(a)(b)	3,415	3,032,651
4.35%, 09/17/31(a)(b)	3,735	3,725,954
5.05%, 08/26/35(b)	3,085	3,083,804
Meiji Yasuda Life Insurance Co.
5.80%, 09/11/54, (5-year CMT + 3.033%)(b)(c)	10,915	11,115,432
6.10%, 06/11/55, (5-year CMT + 2.911%)(a)(b)(c)	13,100	13,490,904
MetLife Inc.
5.30%, 12/15/34(a)	5,095	5,244,022
5.38%, 07/15/33(a)	6,240	6,531,010
5.70%, 06/15/35(a)	6,785	7,189,351
6.38%, 06/15/34(a)	4,890	5,424,419
6.50%, 12/15/32(a)	3,929	4,413,981
Series G, 6.35%, 03/15/55, (5-year CMT + 2.078%)(c)	6,395	6,660,559
Metropolitan Life Global Funding I
1.55%, 01/07/31(a)(b)	4,673	4,061,756
2.40%, 01/11/32(a)(b)	4,970	4,352,694
5.05%, 01/08/34(a)(b)	3,975	4,017,594
5.15%, 03/28/33(a)(b)	6,568	6,752,801
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42, (5-year CMT + 3.982%)(b)(c)	8,430	8,716,084
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)(b)	600	677,062
8.25%, 12/01/31(a)(b)	2,475	2,892,178
New York Life Global Funding
1.85%, 08/01/31(b)	3,710	3,230,422
4.55%, 01/28/33(b)	6,660	6,581,143
5.00%, 01/09/34(a)(b)	6,600	6,702,221
5.35%, 01/23/35(a)(b)	5,115	5,286,055
New York Life Insurance Co., 5.88%, 05/15/33(b)	6,405	6,740,653
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.653%)(a)(b)(c)	9,853	8,804,081
2.90%, 09/16/51, (5-year CMT + 2.600%)(a)(b)(c)	6,110	5,402,568
5.95%, 04/16/54, (5-year CMT + 2.590%)(b)(c)	7,505	7,772,810
6.25%, 09/13/53, (5-year CMT + 2.954%)(b)(c)	5,360	5,648,324
Security	Par (000)	Value
Insurance (continued)
6.50%, 04/30/55, (5-year CMT + 3.189%)(b)(c)	$9,860	$10,514,152
Northwestern Mutual Global Funding, 5.16%, 05/28/31(b)	4,290	4,447,540
Old Republic International Corp., 5.75%, 03/28/34	2,580	2,648,759
Pacific Life Global Funding II
2.45%, 01/11/32(a)(b)	2,720	2,362,939
4.88%, 07/17/32(b)	2,155	2,185,836
Pacific LifeCorp, 6.60%, 09/15/33(a)(b)	3,620	3,971,472
PartnerRe Finance B LLC, 4.50%, 10/01/50, (5-year CMT + 3.815%)(c)	3,205	3,001,071
Peachtree Corners Funding Trust II, 6.01%, 05/15/35(a)(b)	4,015	4,177,814
Pricoa Global Funding I
4.65%, 08/27/31(a)(b)	3,005	3,033,213
4.75%, 08/26/32(b)	3,290	3,310,123
5.35%, 05/28/35(b)	4,625	4,741,537
Primerica Inc., 2.80%, 11/19/31	4,453	4,017,061
Principal Financial Group Inc., 5.38%, 03/15/33	2,615	2,699,967
Principal Life Global Funding II, 1.63%, 11/19/30(a)(b)	2,010	1,743,120
Progressive Corp. (The)
3.00%, 03/15/32	3,643	3,347,369
4.95%, 06/15/33(a)	3,373	3,441,810
6.25%, 12/01/32(a)	2,930	3,245,179
Protective Life Global Funding
1.74%, 09/21/30(b)	3,390	2,994,693
5.43%, 01/14/32(b)	3,700	3,836,726
Prudential Financial Inc.
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)(c)	4,794	4,429,035
5.13%, 03/01/52, (5-year CMT + 3.162%)(c)	6,245	6,119,640
5.20%, 03/14/35(a)	5,155	5,245,238
5.75%, 07/15/33(a)	2,815	3,020,658
6.00%, 09/01/52, (5-year CMT + 3.234%)(c)	8,578	8,850,866
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)(c)	5,425	5,702,000
6.75%, 03/01/53, (5-year CMT + 2.848%)(c)	2,865	3,021,758
Prudential Funding Asia PLC, 3.63%, 03/24/32(a)	2,907	2,730,943
Reinsurance Group of America Inc.
5.75%, 09/15/34	4,205	4,335,277
6.00%, 09/15/33(a)	2,720	2,872,228
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	4,966	5,161,340
5.80%, 04/01/35(a)	3,455	3,582,335
RGA Global Funding
5.00%, 08/25/32(b)	2,425	2,434,299
5.05%, 12/06/31(a)(b)	3,760	3,828,502
5.50%, 01/11/31(a)(b)	4,735	4,948,976
Sammons Financial Group Inc.
3.35%, 04/16/31(b)	6,052	5,620,158
4.75%, 04/08/32(a)(b)	3,780	3,658,979
6.88%, 04/15/34(a)(b)	4,675	5,067,628
SBL Holdings Inc.
5.00%, 02/18/31(a)(b)	3,880	3,595,606
7.20%, 10/30/34(a)(b)	4,155	4,089,267
Selective Insurance Group Inc., 5.90%, 04/15/35	2,825	2,914,759
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	$1,805	$2,015,649
Stewart Information Services Corp., 3.60%, 11/15/31	3,320	2,985,982
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.747%)(a)(b)(c)	4,230	3,896,774
5.88%, (5-year CMT + 2.841%)(b)(c)(d)	6,225	6,340,198
Swiss RE Subordinated Finance PLC, 5.70%, 04/05/35, (3-mo. CME Term SOFR + 1.813%)(b)(c)	4,680	4,784,831
Symetra Financial Corp., 5.87%, 04/03/32(b)	1,190	1,228,607
Travelers Companies Inc. (The), 5.05%, 07/24/35	3,750	3,773,476
Travelers Property Casualty Corp., 6.38%, 03/15/33	3,308	3,700,729
Trustage Financial Group Inc., 4.63%, 04/15/32(b)	2,250	2,140,733
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	2,730	2,849,640
Willis North America Inc., 5.35%, 05/15/33	5,060	5,204,794
Wynnton Funding Trust, 5.25%, 08/15/35(b)	5,035	5,040,179
		831,766,946
Internet — 1.3%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	9,615	8,643,787
4.50%, 11/28/34	4,050	3,975,605
5.25%, 05/26/35(a)(b)	7,760	8,039,288
Alphabet Inc., 4.50%, 05/15/35	7,875	7,810,719
Amazon.com Inc.
2.10%, 05/12/31(a)	19,647	17,621,750
3.60%, 04/13/32	15,434	14,857,435
4.70%, 12/01/32(a)	13,904	14,213,401
4.80%, 12/05/34(a)	7,865	8,053,710
Baidu Inc.
2.38%, 10/09/30(a)	1,250	1,145,125
2.38%, 08/23/31(a)	2,560	2,312,546
eBay Inc.
2.60%, 05/10/31(a)	4,842	4,399,282
6.30%, 11/22/32	2,600	2,849,218
Expedia Group Inc.
2.95%, 03/15/31(a)	3,301	3,049,304
5.40%, 02/15/35(a)	6,760	6,868,828
Meituan, 3.05%, 10/28/30(b)	6,965	6,494,534
Meta Platforms Inc.
3.85%, 08/15/32(a)	18,808	18,177,393
4.55%, 08/15/31	6,080	6,198,439
4.75%, 08/15/34(a)	16,136	16,217,669
4.95%, 05/15/33	11,184	11,496,267
Netflix Inc., 4.90%, 08/15/34(a)	6,345	6,485,557
Prosus NV
3.06%, 07/13/31(a)(b)	11,815	10,616,218
4.19%, 01/19/32(a)(b)	6,320	6,008,483
Tencent Holdings Ltd., 2.88%, 04/22/31(b)	3,430	3,206,967
Tencent Music Entertainment Group, 2.00%, 09/03/30(a)	3,303	2,956,407
Uber Technologies Inc., 4.80%, 09/15/34(a)	9,505	9,396,318
Security	Par (000)	Value
Internet (continued)
VeriSign Inc.
2.70%, 06/15/31(a)	$4,840	$4,362,335
5.25%, 06/01/32	1,250	1,274,729
		206,731,314
Iron & Steel — 0.3%
ArcelorMittal SA
6.00%, 06/17/34(a)	3,050	3,221,142
6.80%, 11/29/32(a)	6,663	7,377,708
Gerdau Trade Inc., 5.75%, 06/09/35	4,150	4,226,775
Nucor Corp.
3.13%, 04/01/32(a)	3,862	3,532,993
5.10%, 06/01/35	3,220	3,242,368
POSCO, 5.88%, 01/17/33(b)	455	479,420
POSCO Holdings Inc., 5.75%, 05/07/35(a)(b)	1,050	1,094,822
Steel Dynamics Inc.
3.25%, 01/15/31	3,691	3,472,449
5.25%, 05/15/35(a)	3,830	3,878,191
5.38%, 08/15/34(a)	3,810	3,893,997
Vale Overseas Ltd.
6.13%, 06/12/33(a)	9,615	10,157,969
8.25%, 01/17/34	1,700	2,038,623
		46,616,457
Leisure Time — 0.2%
Brunswick Corp.
2.40%, 08/18/31	3,790	3,274,256
4.40%, 09/15/32(a)	2,865	2,693,262
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31(b)	8,655	8,793,289
6.00%, 02/01/33(b)	12,200	12,516,846
6.25%, 03/15/32(b)	7,600	7,843,808
		35,121,461
Lodging — 0.4%
Choice Hotels International Inc.
3.70%, 01/15/31	2,892	2,708,331
5.85%, 08/01/34	3,805	3,848,923
Hyatt Hotels Corp.
5.38%, 12/15/31	2,885	2,955,348
5.50%, 06/30/34(a)	2,055	2,075,123
5.75%, 03/30/32	3,200	3,314,994
Las Vegas Sands Corp., 6.20%, 08/15/34	3,205	3,315,179
Marriott International Inc./MD
4.50%, 10/15/31	2,580	2,558,306
4.50%, 10/01/34	1,800	1,732,112
5.10%, 04/15/32(a)	3,515	3,586,034
5.25%, 10/15/35	1,875	1,861,147
5.30%, 05/15/34	6,280	6,370,154
5.35%, 03/15/35	6,695	6,759,397
Series GG, 3.50%, 10/15/32	6,390	5,859,837
Series HH, 2.85%, 04/15/31	7,148	6,556,626
Series II, 2.75%, 10/15/33(a)	4,531	3,875,254
Sands China Ltd., 3.25%, 08/08/31(a)	3,885	3,522,294
		60,899,059
Machinery — 0.9%
AGCO Corp., 5.80%, 03/21/34(a)	4,425	4,555,387
Caterpillar Inc.
1.90%, 03/12/31	2,818	2,512,328
5.20%, 05/15/35	10,990	11,260,703
Deere & Co.
5.45%, 01/16/35	8,230	8,580,644
7.13%, 03/03/31(a)	3,275	3,741,730

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Flowserve Corp.
2.80%, 01/15/32(a)	$3,439	$3,014,813
3.50%, 10/01/30	3,304	3,142,703
IDEX Corp., 2.63%, 06/15/31	3,298	2,984,221
Ingersoll Rand Inc.
5.31%, 06/15/31(a)	3,425	3,575,378
5.45%, 06/15/34	4,838	5,005,120
5.70%, 08/14/33	6,200	6,534,173
John Deere Capital Corp.
1.45%, 01/15/31(a)	3,843	3,351,671
2.00%, 06/17/31	4,543	4,025,597
3.90%, 06/07/32	3,246	3,147,118
4.35%, 09/15/32	4,264	4,219,579
4.40%, 09/08/31	10,030	10,083,105
4.90%, 03/07/31(a)	5,685	5,856,649
5.10%, 04/11/34	6,310	6,468,998
5.15%, 09/08/33	6,330	6,563,816
Series 1, 5.05%, 06/12/34	5,425	5,538,640
Nordson Corp., 5.80%, 09/15/33	3,450	3,661,058
nVent Finance SARL
2.75%, 11/15/31	1,945	1,727,995
5.65%, 05/15/33	3,291	3,385,673
Otis Worldwide Corp., 5.13%, 11/19/31(a)	3,674	3,802,202
Regal Rexnord Corp., 6.40%, 04/15/33(a)	8,295	8,824,926
Rockwell Automation Inc., 1.75%, 08/15/31(a)	3,196	2,779,827
Westinghouse Air Brake Technologies Corp.
5.50%, 05/29/35	5,240	5,376,395
5.61%, 03/11/34	3,450	3,580,548
Xylem Inc./New York, 2.25%, 01/30/31(a)	5,593	5,025,384
		142,326,381
Manufacturing — 0.4%
3M Co., 5.15%, 03/15/35(a)	3,989	4,052,530
Carlisle Companies Inc.
2.20%, 03/01/32	3,495	2,987,533
5.25%, 09/15/35(a)	1,190	1,190,166
Eaton Corp.
4.00%, 11/02/32(a)	5,355	5,199,312
4.15%, 03/15/33	8,015	7,828,071
Parker-Hannifin Corp., 4.20%, 11/21/34(a)	3,380	3,244,696
Pentair Finance SARL, 5.90%, 07/15/32	2,645	2,787,869
Siemens Financieringsmaatschappij NV, 2.15%, 03/11/31(b)	11,942	10,739,715
Siemens Funding BV
4.90%, 05/28/32(b)	6,655	6,805,161
5.20%, 05/28/35(b)	10,195	10,487,015
Teledyne Technologies Inc., 2.75%, 04/01/31	6,535	5,988,059
Textron Inc.
2.45%, 03/15/31(a)	3,308	2,975,352
5.50%, 05/15/35	3,735	3,803,309
6.10%, 11/15/33(a)	2,655	2,842,255
		70,931,043
Media — 1.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.85%, 12/01/35	3,640	3,646,429
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32	6,801	5,762,185
2.80%, 04/01/31(a)	10,214	9,190,664
Security	Par (000)	Value
Media (continued)
4.40%, 04/01/33	$6,455	$6,068,808
6.55%, 06/01/34	9,364	9,933,238
6.65%, 02/01/34	6,368	6,792,430
Comcast Corp.
1.50%, 02/15/31(a)	11,028	9,508,866
1.95%, 01/15/31	9,693	8,589,348
4.20%, 08/15/34	6,445	6,121,710
4.25%, 10/15/30	4,436	4,442,393
4.25%, 01/15/33	11,332	11,010,874
4.40%, 08/15/35	1,755	1,671,158
4.65%, 02/15/33(a)	8,371	8,372,301
4.80%, 05/15/33	6,913	6,929,360
4.95%, 05/15/32(a)	4,320	4,410,598
5.30%, 06/01/34(a)	8,301	8,544,501
5.30%, 05/15/35	7,475	7,625,970
5.50%, 11/15/32(a)	6,589	6,941,992
5.65%, 06/15/35(a)	5,560	5,830,291
7.05%, 03/15/33	5,123	5,858,854
Cox Communications Inc.
1.80%, 10/01/30(b)	4,607	4,011,161
2.60%, 06/15/31(b)	8,002	7,121,197
4.80%, 02/01/35(a)(b)	4,200	3,940,281
5.45%, 09/01/34(b)	4,775	4,713,617
5.70%, 06/15/33(a)(b)	4,961	5,020,635
FactSet Research Systems Inc., 3.45%, 03/01/32	3,328	3,064,699
Fox Corp., 6.50%, 10/13/33	8,176	8,899,983
Grupo Televisa SAB, 8.50%, 03/11/32(a)	1,955	2,195,875
News Corp., 5.13%, 02/15/32(a)(b)	1,265	1,250,430
Paramount Global
4.20%, 05/19/32(a)	5,550	5,177,095
4.95%, 01/15/31	6,048	6,010,815
5.50%, 05/15/33	1,035	1,021,606
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	6,470	7,546,021
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	3,234	3,684,604
Videotron Ltd., 5.70%, 01/15/35(b)	4,770	4,824,845
Walt Disney Co. (The)
2.65%, 01/13/31(a)	15,904	14,786,124
6.20%, 12/15/34(a)	4,380	4,912,603
6.55%, 03/15/33	2,305	2,608,034
		228,041,595
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.20%, 06/15/35	1,680	1,621,693
Timken Co. (The), 4.13%, 04/01/32(a)	2,320	2,195,114
		3,816,807
Mining — 1.5%
Anglo American Capital PLC
2.63%, 09/10/30(b)	1,833	1,676,533
2.88%, 03/17/31(b)	4,599	4,206,606
5.50%, 05/02/33(b)	6,155	6,316,022
5.75%, 04/05/34(b)	6,410	6,650,684
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	4,960	4,693,438
Antofagasta PLC
2.38%, 10/14/30(b)	3,325	2,981,129
5.63%, 05/13/32(b)	2,720	2,784,488
6.25%, 05/02/34(b)	4,244	4,484,159
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33	$4,885	$4,942,799
5.13%, 02/21/32	5,130	5,297,300
5.25%, 09/08/30	381	397,649
5.25%, 09/08/33	9,799	10,104,222
5.30%, 02/21/35	8,167	8,392,198
Corp. Nacional del Cobre de Chile
3.75%, 01/15/31(b)	6,795	6,393,651
5.13%, 02/02/33(b)	6,920	6,822,107
5.95%, 01/08/34(b)	7,672	7,903,962
6.33%, 01/13/35(b)	4,955	5,177,083
Freeport Indonesia PT, 5.32%, 04/14/32(b)	12,700	12,961,341
Freeport-McMoRan Inc., 5.40%, 11/14/34	4,785	4,873,594
Glencore Canada Corp., 6.20%, 06/15/35(a)	1,600	1,689,928
Glencore Funding LLC
2.50%, 09/01/30(b)	5,570	5,084,637
2.63%, 09/23/31(b)	5,050	4,503,157
2.85%, 04/27/31(b)	5,067	4,619,550
5.63%, 04/04/34(b)	8,075	8,285,446
5.67%, 04/01/35(a)(b)	7,840	8,021,277
5.70%, 05/08/33(b)	3,493	3,645,132
6.38%, 10/06/30(b)	4,780	5,153,270
6.50%, 10/06/33(b)	6,405	6,989,832
Kinross Gold Corp., 6.25%, 07/15/33(a)	2,851	3,080,433
Minera Mexico SA de CV, 5.63%, 02/12/32(b)	5,435	5,529,026
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31(b)	3,255	3,191,070
Newmont Corp.
2.25%, 10/01/30	2,733	2,482,836
2.60%, 07/15/32(a)	5,421	4,845,310
5.88%, 04/01/35	3,035	3,242,768
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34(a)	6,460	6,660,631
Nexa Resources SA, 6.75%, 04/09/34(a)(b)	3,385	3,581,861
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	4,110	4,300,692
Rio Tinto Alcan Inc.
5.75%, 06/01/35(a)	1,300	1,374,475
6.13%, 12/15/33(a)	4,633	5,040,620
7.25%, 03/15/31	2,677	3,091,377
Rio Tinto Finance USA PLC
5.00%, 03/14/32	9,210	9,440,890
5.00%, 03/09/33(a)	4,007	4,092,018
5.25%, 03/14/35	11,745	11,965,018
South32 Treasury Ltd., 4.35%, 04/14/32(a)(b)	4,562	4,353,267
Southern Copper Corp., 7.50%, 07/27/35	4,465	5,179,552
Vale Canada Ltd., 7.20%, 09/15/32(a)	1,744	1,902,390
Windfall Mining Group Inc. / Groupe Minier Windfall Inc., 5.85%, 05/13/32(b)	4,300	4,420,620
Yamana Gold Inc., 2.63%, 08/15/31	3,698	3,287,537
		246,113,585
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	6,511	6,060,808
5.55%, 08/22/34(a)	2,670	2,702,681
		8,763,489
Oil & Gas — 4.4%
Adnoc Murban Rsc Ltd., 4.50%, 09/11/34(a)(b)	6,640	6,567,303
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35(a)(b)	9,270	9,337,605
Security	Par (000)	Value
Oil & Gas (continued)
Aker BP ASA
3.10%, 07/15/31(b)	$6,504	$5,910,181
4.00%, 01/15/31(b)	5,045	4,844,224
5.13%, 10/01/34(a)(b)	5,085	4,925,876
6.00%, 06/13/33(a)(b)	7,139	7,406,408
APA Corp., 6.10%, 02/15/35(a)(b)	2,325	2,327,453
BP Capital Markets America Inc.
2.72%, 01/12/32	13,175	11,867,987
4.81%, 02/13/33	14,410	14,455,923
4.89%, 09/11/33	9,993	10,050,697
4.99%, 04/10/34	6,985	7,053,870
5.23%, 11/17/34(a)	12,671	12,943,143
BP Capital Markets PLC
6.13%, (5-year CMT + 1.924%)(a)(c)(d)	8,055	8,212,379
6.45%, (5-year CMT + 2.153%)(a)(c)(d)	7,305	7,680,258
Burlington Resources LLC, 7.20%, 08/15/31(a)	2,878	3,289,074
Canadian Natural Resources Ltd.
5.40%, 12/15/34(b)	5,000	5,008,930
5.85%, 02/01/35(a)	2,200	2,257,325
6.45%, 06/30/33	2,535	2,703,875
7.20%, 01/15/32(a)	2,949	3,281,015
Cenovus Energy Inc., 2.65%, 01/15/32	3,710	3,256,560
Chevron USA Inc.
4.50%, 10/15/32(a)	6,375	6,383,168
4.82%, 04/15/32(a)	5,345	5,474,664
4.85%, 10/15/35(a)	5,100	5,078,392
4.98%, 04/15/35(a)	5,205	5,291,248
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	100	106,711
Conoco Funding Co., 7.25%, 10/15/31	695	797,481
ConocoPhillips Co.
4.85%, 01/15/32	4,777	4,859,008
5.00%, 01/15/35	8,085	8,084,573
5.05%, 09/15/33(a)	6,340	6,475,807
5.90%, 10/15/32(a)	3,320	3,602,344
Continental Resources Inc./OK
2.88%, 04/01/32(a)(b)	5,530	4,749,270
5.75%, 01/15/31(a)(b)	9,553	9,806,467
Coterra Energy Inc.
5.40%, 02/15/35	5,350	5,327,604
5.60%, 03/15/34	3,310	3,351,405
Devon Energy Corp.
5.20%, 09/15/34(a)	8,270	8,103,798
7.88%, 09/30/31(a)	4,435	5,129,815
7.95%, 04/15/32	2,471	2,853,280
Diamondback Energy Inc.
3.13%, 03/24/31	5,003	4,633,779
5.40%, 04/18/34	8,680	8,768,097
5.55%, 04/01/35(a)	7,805	7,892,716
6.25%, 03/15/33	7,603	8,125,077
Empresa Nacional del Petroleo
3.45%, 09/16/31(b)	3,235	2,928,485
5.95%, 07/30/34(b)	2,745	2,839,060
6.15%, 05/10/33(b)	4,825	5,046,945
Eni SpA
5.50%, 05/15/34(b)	6,480	6,607,624
5.75%, 05/19/35(b)	6,415	6,623,720
EOG Resources Inc.
3.90%, 04/01/35	3,705	3,388,859
5.00%, 07/15/32	7,500	7,636,649
EQT Corp.
3.63%, 05/15/31(a)(b)	3,873	3,617,685

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.75%, 01/15/31(a)(b)	$1,385	$1,375,205
5.75%, 02/01/34(a)	5,075	5,254,021
Equinor ASA, 5.13%, 06/03/35(a)	4,150	4,226,973
Expand Energy Corp.
4.75%, 02/01/32	9,325	9,076,336
5.70%, 01/15/35	4,905	4,976,225
Exxon Mobil Corp., 2.61%, 10/15/30(a)	7,270	6,781,392
Harbour Energy PLC, 6.33%, 04/01/35(b)	5,465	5,542,319
Helmerich & Payne Inc.
2.90%, 09/29/31(a)	3,550	3,093,854
5.50%, 12/01/34(a)	3,445	3,313,630
Hess Corp.
7.13%, 03/15/33(a)	3,565	4,103,506
7.30%, 08/15/31(a)	4,464	5,146,458
HF Sinclair Corp.
4.50%, 10/01/30	2,229	2,178,184
5.50%, 09/01/32	1,735	1,740,878
5.75%, 01/15/31(a)	4,045	4,177,045
6.25%, 01/15/35(a)	5,505	5,664,370
KazMunayGas National Co. JSC, 3.50%, 04/14/33(a)(b)	5,915	5,243,602
Marathon Petroleum Corp., 5.70%, 03/01/35(a)	6,150	6,280,553
Occidental Petroleum Corp.
5.38%, 01/01/32(a)	6,570	6,608,540
5.55%, 10/01/34(a)	7,825	7,786,619
6.13%, 01/01/31	7,235	7,562,275
6.63%, 09/01/30(a)	9,042	9,609,322
7.50%, 05/01/31	5,880	6,564,826
7.88%, 09/15/31	3,233	3,649,430
ORLEN SA, 6.00%, 01/30/35(b)	5,785	5,985,799
Ovintiv Inc.
6.25%, 07/15/33	3,810	3,964,512
6.50%, 08/15/34(a)	3,915	4,121,645
7.20%, 11/01/31	2,490	2,729,711
7.38%, 11/01/31	4,100	4,539,533
8.13%, 09/15/30(a)	1,985	2,276,675
Patterson-UTI Energy Inc., 7.15%, 10/01/33(a)	2,610	2,725,507
Pertamina Persero PT, 2.30%, 02/09/31(a)(b)	7,495	6,655,034
Petronas Capital Ltd.
2.48%, 01/28/32(a)(b)	10,890	9,717,715
4.95%, 01/03/31(a)(b)	1,855	1,919,451
5.34%, 04/03/35(b)	12,525	12,934,603
Phillips 66
2.15%, 12/15/30	5,534	4,927,854
4.65%, 11/15/34(a)	6,520	6,289,324
Phillips 66 Co.
4.95%, 03/15/35(a)	4,355	4,267,497
5.25%, 06/15/31(a)	7,765	8,043,094
5.30%, 06/30/33(a)	5,913	6,040,649
Pioneer Natural Resources Co., 2.15%, 01/15/31	5,309	4,763,506
Qatar Energy, 2.25%, 07/12/31(b)	23,730	21,104,940
Raizen Fuels Finance SA
5.70%, 01/17/35(b)	6,185	5,671,026
6.25%, 07/08/32(b)	1,065	1,039,914
6.45%, 03/05/34(b)	8,925	8,707,472
Reliance Industries Ltd., 2.88%, 01/12/32(a)(b)	10,045	9,072,067
SA Global Sukuk Ltd.
2.69%, 06/17/31(b)	22,975	20,794,213
4.75%, 10/02/34(a)(b)	8,965	8,942,892
Security	Par (000)	Value
Oil & Gas (continued)
Santos Finance Ltd.
3.65%, 04/29/31(a)(b)	$8,054	$7,570,518
6.88%, 09/19/33(a)(b)	5,425	5,942,697
Saudi Arabian Oil Co.
2.25%, 11/24/30(b)	15,035	13,589,580
5.25%, 07/17/34(b)	13,830	14,175,750
5.38%, 06/02/35(b)	7,485	7,684,710
Shell Finance U.S. Inc., 4.13%, 05/11/35	7,750	7,361,523
Shell International Finance BV, 4.13%, 05/11/35	1,080	1,025,381
Sinopec Group Overseas Development 2018 Ltd., 2.30%, 01/08/31(a)(b)	9,460	8,756,372
Suncor Energy Inc.
5.95%, 12/01/34	3,260	3,395,771
7.15%, 02/01/32(a)	3,840	4,292,435
TotalEnergies Capital SA
4.72%, 09/10/34(a)	5,060	5,057,315
5.15%, 04/05/34(a)	7,980	8,224,793
Valero Energy Corp.
2.80%, 12/01/31(a)	3,090	2,788,049
7.50%, 04/15/32	4,800	5,527,093
Var Energi ASA
6.50%, 05/22/35(a)(b)	4,945	5,171,016
8.00%, 11/15/32(b)	6,588	7,550,429
Viper Energy Partners LLC, 5.70%, 08/01/35	6,295	6,311,808
Woodside Finance Ltd.
5.10%, 09/12/34	8,420	8,249,707
5.70%, 05/19/32	1,470	1,519,063
6.00%, 05/19/35	8,515	8,798,595
		707,146,618
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.
4.85%, 05/15/33(a)(b)	2,600	2,592,880
5.00%, 06/01/34(a)(b)	2,710	2,710,621
		5,303,501
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 5.63%, 05/26/33(a)	3,410	3,544,904
Amcor Flexibles North America Inc.
2.69%, 05/25/31	5,458	4,940,841
5.50%, 03/17/35(a)	4,715	4,820,485
AptarGroup Inc., 3.60%, 03/15/32	2,445	2,245,865
Berry Global Inc.
5.65%, 01/15/34(a)	5,160	5,361,977
5.80%, 06/15/31	5,450	5,771,033
Packaging Corp. of America
5.20%, 08/15/35(a)	2,820	2,836,196
5.70%, 12/01/33	2,305	2,421,046
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	7,571	7,770,844
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(a)	4,110	4,184,717
Sonoco Products Co.
2.85%, 02/01/32(a)	3,172	2,826,562
5.00%, 09/01/34(a)	4,910	4,805,311
WestRock MWV LLC, 7.95%, 02/15/31	2,380	2,763,591
WRKCo Inc.
3.00%, 06/15/33(a)	4,220	3,716,100
4.20%, 06/01/32(a)	3,428	3,306,012
		61,315,484
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals — 3.2%
AbbVie Inc.
4.50%, 05/14/35	$16,265	$15,760,822
4.55%, 03/15/35	11,385	11,146,728
4.95%, 03/15/31	12,710	13,123,521
5.05%, 03/15/34	18,600	18,949,048
5.20%, 03/15/35	6,922	7,085,289
Astrazeneca Finance LLC
2.25%, 05/28/31(a)	4,754	4,297,548
4.88%, 03/03/33(a)	3,135	3,200,067
4.90%, 02/26/31	6,450	6,668,706
5.00%, 02/26/34	9,425	9,628,285
Bayer U.S. Finance II LLC
4.20%, 07/15/34(a)(b)	1,775	1,625,478
5.50%, 07/30/35(a)(b)	2,035	2,049,239
Bayer U.S. Finance LLC
6.38%, 11/21/30(b)	7,650	8,209,514
6.50%, 11/21/33(a)(b)	12,365	13,251,797
Becton Dickinson & Co.
1.96%, 02/11/31	6,523	5,734,369
4.30%, 08/22/32	3,169	3,090,705
5.11%, 02/08/34	3,389	3,431,631
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	7,612	6,644,326
2.95%, 03/15/32(a)	11,375	10,377,307
5.10%, 02/22/31	7,920	8,239,821
5.20%, 02/22/34(a)	15,501	15,914,948
5.75%, 02/01/31	6,520	6,974,109
5.90%, 11/15/33(a)	6,490	6,990,509
Cardinal Health Inc.
5.15%, 09/15/35	2,500	2,482,473
5.35%, 11/15/34	6,285	6,383,044
5.45%, 02/15/34(a)	3,065	3,147,751
Cencora Inc.
2.70%, 03/15/31(a)	6,494	5,951,203
5.13%, 02/15/34	3,070	3,103,824
5.15%, 02/15/35(a)	4,680	4,714,900
CVS Health Corp.
1.88%, 02/28/31	8,221	7,117,120
2.13%, 09/15/31	6,614	5,709,692
4.88%, 07/20/35	4,160	3,989,052
5.00%, 09/15/32(a)	3,905	3,922,947
5.25%, 01/30/31(a)	4,881	5,019,251
5.25%, 02/21/33(a)	11,011	11,138,398
5.30%, 06/01/33	7,941	8,047,259
5.45%, 09/15/35(a)	5,475	5,487,289
5.55%, 06/01/31(a)	6,615	6,911,412
5.70%, 06/01/34(a)	7,813	8,059,914
Eli Lilly & Co.
4.25%, 03/15/31	8,440	8,459,584
4.55%, 10/15/32	7,135	7,170,442
4.60%, 08/14/34	7,660	7,616,262
4.70%, 02/27/33(a)	6,218	6,302,285
4.70%, 02/09/34	9,405	9,423,062
4.90%, 02/12/32	5,770	5,958,026
4.90%, 10/15/35	7,450	7,491,803
5.10%, 02/12/35	7,731	7,923,624
EMD Finance LLC
4.63%, 10/15/32(b)	6,645	6,598,733
5.00%, 10/15/35(b)	6,300	6,236,876
Security	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc.
4.88%, 04/15/35(a)	$4,805	$4,810,527
5.38%, 04/15/34(a)	2,335	2,444,459
Johnson & Johnson
1.30%, 09/01/30(a)	8,814	7,771,959
4.38%, 12/05/33(a)	5,140	5,157,227
4.85%, 03/01/32	8,285	8,585,306
4.90%, 06/01/31(a)	7,330	7,654,377
4.95%, 05/15/33(a)	2,805	2,924,403
4.95%, 06/01/34(a)	4,915	5,138,119
5.00%, 03/01/35(a)	8,630	8,875,235
McKesson Corp.
4.95%, 05/30/32	4,610	4,701,266
5.10%, 07/15/33(a)	3,781	3,874,490
5.25%, 05/30/35(a)	4,930	5,024,606
Merck & Co. Inc.
2.15%, 12/10/31(a)	13,114	11,546,035
4.50%, 05/17/33(a)	9,474	9,478,162
6.50%, 12/01/33(a)	3,655	4,133,696
Novartis Capital Corp.
4.00%, 09/18/31	5,740	5,701,721
4.20%, 09/18/34(a)	6,570	6,365,245
Pfizer Inc., 1.75%, 08/18/31(a)	6,639	5,795,143
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33(a)	31,863	31,926,724
Takeda Pharmaceutical Co. Ltd., 5.30%, 07/05/34	6,405	6,543,323
Takeda U.S. Financing Inc., 5.20%, 07/07/35	11,130	11,180,614
Wyeth LLC, 6.50%, 02/01/34(a)	4,630	5,185,031
Zoetis Inc.
5.00%, 08/17/35	6,425	6,398,742
5.60%, 11/16/32	4,728	5,001,980
		522,978,383
Pipelines — 3.8%
Boardwalk Pipelines LP
3.40%, 02/15/31	3,502	3,263,028
3.60%, 09/01/32(a)	3,272	2,996,503
5.63%, 08/01/34	4,160	4,267,090
Cameron LNG LLC
2.90%, 07/15/31(a)(b)	5,322	4,864,636
3.30%, 01/15/35(b)	4,275	3,678,138
Cheniere Energy Inc., 5.65%, 04/15/34	9,805	10,009,226
Cheniere Energy Partners LP
3.25%, 01/31/32	7,977	7,221,260
4.00%, 03/01/31	10,670	10,282,429
5.55%, 10/30/35(a)(b)	825	832,582
5.75%, 08/15/34(a)	7,870	8,083,179
5.95%, 06/30/33	9,322	9,760,447
Colonial Enterprises Inc., 5.63%, 11/15/35(a)(b)	1,650	1,650,555
Colonial Pipeline Co., 7.63%, 04/15/32(b)	1,475	1,677,635
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/31(b)	2,984	3,030,666
5.68%, 01/15/34(a)(b)	3,380	3,460,634
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/35(b)	3,640	3,656,911
6.04%, 11/15/33(b)	9,450	10,003,494
DCP Midstream Operating LP, 3.25%, 02/15/32	3,030	2,725,266
DT Midstream Inc.
4.30%, 04/15/32(b)	4,175	3,935,852
4.38%, 06/15/31(b)	2,360	2,270,556
5.80%, 12/15/34(a)(b)	4,615	4,702,717

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	$4,770	$4,972,541
El Paso Natural Gas Co. LLC
3.50%, 02/15/32(b)	1,994	1,818,401
8.38%, 06/15/32(a)	1,980	2,355,541
Enbridge Inc.
2.50%, 08/01/33(a)	6,693	5,634,394
5.55%, 06/20/35	6,200	6,314,141
5.63%, 04/05/34	7,625	7,871,979
5.70%, 03/08/33	15,010	15,658,343
6.20%, 11/15/30	4,820	5,189,052
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)(c)	4,705	4,892,504
7.63%, 01/15/83, (5-year CMT + 4.418%)(a)(c)	3,640	3,885,576
8.50%, 01/15/84, (5-year CMT + 4.431%)(a)(c)	7,700	8,710,348
Energy Transfer LP
4.90%, 03/15/35	3,299	3,167,755
5.55%, 05/15/34	7,962	8,083,094
5.60%, 09/01/34	8,157	8,290,064
5.70%, 04/01/35	8,345	8,495,445
5.75%, 02/15/33	9,587	9,965,623
6.40%, 12/01/30	6,402	6,926,793
6.55%, 12/01/33	9,430	10,214,851
7.38%, 02/01/31(b)	5,450	5,701,117
Enterprise Products Operating LLC
4.60%, 01/15/31	4,685	4,727,284
4.85%, 01/31/34(a)	6,425	6,424,236
4.95%, 02/15/35(a)	7,405	7,390,505
5.35%, 01/31/33	6,353	6,579,896
Series D, 6.88%, 03/01/33	3,175	3,573,785
Series H, 6.65%, 10/15/34(a)	1,567	1,763,974
Series J, 5.75%, 03/01/35	1,919	2,000,871
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(a)(b)	5,280	4,825,296
Florida Gas Transmission Co. LLC
2.30%, 10/01/31(b)	4,322	3,810,925
5.75%, 07/15/35(b)	4,635	4,774,838
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(b)	2,528	2,280,066
Gulfstream Natural Gas System LLC, 5.60%, 07/23/35(b)	5,045	5,101,058
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	3,445	3,557,063
7.30%, 08/15/33	2,980	3,362,552
7.40%, 03/15/31	2,392	2,702,362
7.75%, 03/15/32	2,415	2,798,252
Kinder Morgan Inc.
2.00%, 02/15/31(a)	4,876	4,299,713
4.80%, 02/01/33	4,883	4,827,217
5.20%, 06/01/33(a)	10,136	10,253,953
5.30%, 12/01/34	4,875	4,905,303
5.40%, 02/01/34	6,580	6,699,619
5.85%, 06/01/35	4,955	5,148,547
7.75%, 01/15/32	6,894	7,968,774
7.80%, 08/01/31	3,483	4,029,717
MPLX LP
4.80%, 02/15/31	4,805	4,808,614
4.95%, 09/01/32(a)	6,185	6,148,044
5.00%, 01/15/33	5,290	5,243,707
Security	Par (000)	Value
Pipelines (continued)
5.00%, 03/01/33	$7,220	$7,151,259
5.40%, 04/01/35	6,230	6,185,850
5.40%, 09/15/35	5,975	5,898,624
5.50%, 06/01/34(a)	10,479	10,566,887
NGPL PipeCo LLC, 3.25%, 07/15/31(a)(b)	4,970	4,476,147
ONEOK Inc.
4.75%, 10/15/31(a)	5,705	5,704,923
4.95%, 10/15/32	3,425	3,403,729
5.05%, 11/01/34	10,250	9,993,751
5.40%, 10/15/35	2,925	2,897,119
5.65%, 09/01/34	3,355	3,412,062
5.80%, 11/01/30	3,003	3,159,653
6.00%, 06/15/35	2,515	2,603,696
6.05%, 09/01/33	9,967	10,486,855
6.10%, 11/15/32	4,855	5,152,469
6.35%, 01/15/31(a)	3,969	4,262,855
6.50%, 09/01/30(a)(b)	3,081	3,315,676
Plains All American Pipeline LP, 5.95%, 06/15/35	6,865	7,071,531
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/30(a)	4,782	4,613,823
5.70%, 09/15/34	4,375	4,462,875
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	2,727	2,355,161
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	8,755	8,684,967
Southern Natural Gas Co. LLC
5.45%, 08/01/35(a)(b)	1,725	1,734,808
8.00%, 03/01/32(a)	1,372	1,576,911
Targa Resources Corp.
4.20%, 02/01/33	5,415	5,103,936
5.50%, 02/15/35	6,810	6,868,824
5.55%, 08/15/35	6,165	6,209,826
6.13%, 03/15/33	5,743	6,073,183
6.50%, 03/30/34(a)	6,618	7,152,330
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	6,865	6,453,796
4.88%, 02/01/31(a)	7,425	7,396,225
Texas Eastern Transmission LP, 7.00%, 07/15/32	2,913	3,248,292
TransCanada PipeLines Ltd.
2.50%, 10/12/31	1,755	1,537,637
4.63%, 03/01/34(a)	7,795	7,513,613
5.60%, 03/31/34(a)	2,350	2,405,265
Transcanada Trust, 5.60%, 03/07/82, (5-year CMT + 3.986%)(a)(c)	5,116	5,009,212
Western Midstream Operating LP
5.45%, 11/15/34	5,660	5,590,493
6.15%, 04/01/33	4,863	5,080,852
Whistler Pipeline LLC
5.70%, 09/30/31(b)	1,745	1,814,325
5.95%, 09/30/34(b)	5,335	5,469,561
Williams Companies Inc. (The)
2.60%, 03/15/31	9,924	8,978,792
3.50%, 11/15/30	6,565	6,260,083
4.65%, 08/15/32	6,437	6,355,248
5.15%, 03/15/34	8,065	8,085,222
5.30%, 09/30/35	4,525	4,528,941
5.60%, 03/15/35	6,440	6,608,014
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.65%, 03/15/33	$4,738	$4,931,668
7.75%, 06/15/31(a)	1,802	2,066,614
8.75%, 03/15/32	3,091	3,735,361
Series A, 7.50%, 01/15/31	2,467	2,794,492
		616,969,973
Private Equity — 0.1%
EQT AB, 5.85%, 05/08/35(b)	3,305	3,387,677
KKR & Co. Inc., 5.10%, 08/07/35	5,185	5,144,070
		8,531,747
Real Estate — 0.1%
Brookfield Corp., 7.38%, 03/01/33(a)	280	320,122
CBRE Services Inc.
2.50%, 04/01/31(a)	3,298	2,964,211
5.50%, 06/15/35	3,130	3,192,112
5.95%, 08/15/34	6,495	6,898,046
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31(a)(b)	2,570	2,331,434
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32(a)(b)	445	388,194
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(b)	6,310	5,608,770
		21,702,889
Real Estate Investment Trusts — 4.7%
Agree LP
2.60%, 06/15/33(a)	1,460	1,237,641
2.90%, 10/01/30	2,065	1,922,347
4.80%, 10/01/32(a)	1,365	1,359,749
5.60%, 06/15/35	2,695	2,772,475
5.63%, 06/15/34	2,510	2,581,700
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	5,424	4,395,092
2.00%, 05/18/32	10,220	8,558,560
2.95%, 03/15/34	5,470	4,672,267
3.38%, 08/15/31	4,270	3,994,198
4.75%, 04/15/35(a)	4,195	4,049,325
4.90%, 12/15/30(a)	4,288	4,357,153
American Assets Trust LP
3.38%, 02/01/31	2,985	2,692,377
6.15%, 10/01/34	3,320	3,333,715
American Homes 4 Rent LP
2.38%, 07/15/31(a)	2,718	2,400,452
3.63%, 04/15/32(a)	3,376	3,140,569
5.25%, 03/15/35(a)	3,260	3,273,004
5.50%, 02/01/34	4,330	4,446,500
5.50%, 07/15/34	3,025	3,096,173
American Tower Corp.
1.88%, 10/15/30	4,862	4,285,424
2.30%, 09/15/31	4,661	4,103,140
2.70%, 04/15/31	5,398	4,896,584
4.05%, 03/15/32(a)	4,199	4,045,167
5.35%, 03/15/35(a)	3,590	3,682,406
5.40%, 01/31/35	5,090	5,224,186
5.45%, 02/15/34(a)	4,820	4,970,218
5.55%, 07/15/33	5,482	5,692,134
5.65%, 03/15/33	5,067	5,291,902
5.90%, 11/15/33	4,666	4,957,429
Americold Realty Operating Partnership LP
5.41%, 09/12/34(a)	3,300	3,241,873
5.60%, 05/15/32(a)	2,325	2,357,278
AvalonBay Communities Inc.
2.05%, 01/15/32(a)	6,755	5,866,070
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.45%, 01/15/31	$3,466	$3,151,436
5.00%, 02/15/33(a)	1,450	1,475,515
5.00%, 08/01/35	2,485	2,474,492
5.30%, 12/07/33	2,030	2,094,843
5.35%, 06/01/34	2,235	2,303,935
Boston Properties LP
2.45%, 10/01/33(a)	7,070	5,736,684
2.55%, 04/01/32	7,678	6,589,998
3.25%, 01/30/31(a)	7,773	7,223,154
5.75%, 01/15/35(a)	5,500	5,573,808
6.50%, 01/15/34(a)	5,855	6,283,389
Brixmor Operating Partnership LP
2.50%, 08/16/31(a)	3,095	2,741,901
5.20%, 04/01/32	2,410	2,459,995
5.50%, 02/15/34	2,355	2,400,107
5.75%, 02/15/35	2,580	2,671,158
Broadstone Net Lease LLC, 2.60%, 09/15/31(a)	2,217	1,914,829
Camden Property Trust, 4.90%, 01/15/34(a)	2,175	2,182,264
COPT Defense Properties LP
2.75%, 04/15/31(a)	3,581	3,227,804
2.90%, 12/01/33	1,870	1,572,888
Cousins Properties LP
5.38%, 02/15/32(a)	2,430	2,478,876
5.88%, 10/01/34	3,030	3,132,910
Crown Castle Inc.
2.10%, 04/01/31	6,896	6,014,772
2.25%, 01/15/31	7,095	6,283,325
2.50%, 07/15/31(a)	5,340	4,729,787
5.10%, 05/01/33	5,096	5,109,193
5.20%, 09/01/34(a)	4,648	4,643,896
5.80%, 03/01/34	5,135	5,353,003
CubeSmart LP
2.00%, 02/15/31(a)	2,375	2,068,873
2.50%, 02/15/32	2,955	2,574,903
5.13%, 11/01/35	850	835,746
DOC DR LLC, 2.63%, 11/01/31	2,975	2,650,650
EPR Properties, 3.60%, 11/15/31	1,835	1,677,688
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	4,727	4,845,628
Equinix Inc.
2.50%, 05/15/31	9,658	8,662,326
3.90%, 04/15/32	8,468	8,062,248
ERP Operating LP
1.85%, 08/01/31(a)	4,777	4,175,782
4.65%, 09/15/34	3,805	3,718,353
4.95%, 06/15/32	3,015	3,079,041
Essential Properties LP
2.95%, 07/15/31	2,369	2,131,232
5.40%, 12/01/35	1,875	1,849,941
Essex Portfolio LP
1.65%, 01/15/31	1,825	1,565,402
2.55%, 06/15/31(a)	1,792	1,602,012
2.65%, 03/15/32	3,860	3,411,623
5.38%, 04/01/35(a)	2,720	2,779,855
5.50%, 04/01/34(a)	2,940	3,034,271
Extra Space Storage LP
2.20%, 10/15/30(a)	2,386	2,139,975
2.35%, 03/15/32	3,790	3,250,696
2.40%, 10/15/31	3,674	3,227,497
2.55%, 06/01/31	3,175	2,850,640
4.95%, 01/15/33	4,195	4,208,566

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.35%, 01/15/35(a)	$2,610	$2,629,422
5.40%, 02/01/34	4,940	5,033,190
5.40%, 06/15/35(a)	3,695	3,729,782
5.90%, 01/15/31	3,715	3,943,683
First Industrial LP, 5.25%, 01/15/31	2,190	2,236,063
GLP Capital LP / GLP Financing II Inc., 5.25%, 02/15/33	3,395	3,375,551
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32(a)	5,071	4,525,784
4.00%, 01/15/31	4,489	4,273,354
5.63%, 09/15/34	5,010	5,025,771
6.75%, 12/01/33	3,015	3,244,511
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32(b)	3,060	3,021,081
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(a)(b)	3,880	3,879,061
Healthcare Realty Holdings LP
2.00%, 03/15/31(a)	4,732	4,105,844
2.05%, 03/15/31	1,880	1,613,787
Healthpeak OP LLC
2.88%, 01/15/31	3,638	3,349,943
4.75%, 01/15/33	1,875	1,862,215
5.25%, 12/15/32	4,234	4,329,024
5.38%, 02/15/35(a)	3,585	3,623,561
Highwoods Realty LP
2.60%, 02/01/31(a)	2,025	1,779,574
7.65%, 02/01/34	515	582,752
Host Hotels & Resorts LP
5.50%, 04/15/35	4,595	4,573,014
5.70%, 06/15/32	1,945	1,997,658
5.70%, 07/01/34	3,275	3,330,247
Series I, 3.50%, 09/15/30(a)	7,823	7,355,746
Series J, 2.90%, 12/15/31	4,080	3,621,436
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	4,354	3,739,356
2.70%, 01/15/34	2,160	1,811,000
4.15%, 04/15/32	3,590	3,434,026
4.88%, 02/01/35	3,305	3,228,564
4.95%, 01/15/33	2,515	2,509,442
5.50%, 08/15/33(a)	2,753	2,823,578
Kilroy Realty LP
2.50%, 11/15/32(a)	4,495	3,684,937
2.65%, 11/15/33	2,710	2,190,039
Kimco Realty OP LLC
2.25%, 12/01/31(a)	3,152	2,768,279
2.70%, 10/01/30	5,247	4,842,375
3.20%, 04/01/32	3,635	3,324,680
4.60%, 02/01/33(a)	3,320	3,268,441
4.85%, 03/01/35	3,380	3,332,033
6.40%, 03/01/34	2,878	3,148,584
Kite Realty Group LP
4.95%, 12/15/31(a)	2,220	2,246,330
5.20%, 08/15/32	1,760	1,788,271
5.50%, 03/01/34	1,880	1,922,892
Kite Realty Group Trust, 4.75%, 09/15/30	2,445	2,452,949
LXP Industrial Trust
2.38%, 10/01/31	2,300	1,987,040
2.70%, 09/15/30	880	800,726
Mid-America Apartments LP
1.70%, 02/15/31	2,647	2,304,427
4.95%, 03/01/35(a)	2,250	2,253,305
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.00%, 03/15/34	$1,865	$1,877,561
5.30%, 02/15/32(a)	2,440	2,538,878
National Health Investors Inc., 3.00%, 02/01/31	2,393	2,137,705
NNN REIT Inc.
4.60%, 02/15/31	2,270	2,276,654
5.50%, 06/15/34	2,900	2,985,094
5.60%, 10/15/33	2,635	2,740,408
Omega Healthcare Investors Inc.
3.25%, 04/15/33(a)	4,637	4,035,232
3.38%, 02/01/31	4,080	3,772,014
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31(a)	2,180	1,923,028
4.95%, 01/15/35	2,030	1,981,637
5.25%, 08/15/32	1,880	1,918,735
5.75%, 07/15/34(a)	2,490	2,571,444
Piedmont Operating Partnership LP, 2.75%, 04/01/32(a)	1,355	1,145,414
Prologis LP
1.25%, 10/15/30(a)	7,495	6,487,973
1.63%, 03/15/31(a)	3,150	2,740,154
1.75%, 02/01/31(a)	6,109	5,364,089
2.25%, 01/15/32(a)	5,146	4,503,271
4.63%, 01/15/33(a)	5,370	5,355,521
4.75%, 01/15/31	3,550	3,622,342
4.75%, 06/15/33	3,515	3,521,658
5.00%, 03/15/34	5,000	5,044,771
5.00%, 01/31/35(a)	4,220	4,242,545
5.13%, 01/15/34(a)	4,413	4,509,520
5.25%, 05/15/35	4,980	5,077,495
Prologis Targeted U.S. Logistics Fund LP
5.25%, 01/15/35(a)(b)	3,090	3,124,200
5.50%, 04/01/34(a)(b)	2,860	2,943,456
Public Storage Operating Co.
2.25%, 11/09/31	3,445	3,048,091
2.30%, 05/01/31	5,158	4,628,784
5.00%, 07/01/35	2,735	2,729,396
5.10%, 08/01/33(a)	3,650	3,762,777
Rayonier LP, 2.75%, 05/17/31	3,453	3,098,723
Realty Income Corp.
1.80%, 03/15/33	2,110	1,731,269
2.70%, 02/15/32	2,266	2,013,181
2.85%, 12/15/32	4,675	4,155,922
3.20%, 02/15/31	2,921	2,743,732
3.25%, 01/15/31(a)	5,592	5,286,844
4.90%, 07/15/33(a)	3,465	3,480,719
5.13%, 02/15/34(a)	5,070	5,159,052
5.13%, 04/15/35	4,545	4,577,589
5.63%, 10/13/32	4,630	4,871,351
5.88%, 03/15/35(a)	1,695	1,779,418
Regency Centers LP
5.00%, 07/15/32	2,645	2,698,077
5.10%, 01/15/35(a)	2,195	2,202,213
5.25%, 01/15/34	2,235	2,287,093
Rexford Industrial Realty LP
2.13%, 12/01/30	2,353	2,080,759
2.15%, 09/01/31	6,155	5,338,423
Sabra Health Care LP, 3.20%, 12/01/31	4,798	4,335,310
Safehold GL Holdings LLC
2.80%, 06/15/31(a)	2,337	2,134,618
2.85%, 01/15/32(a)	2,065	1,811,297
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.65%, 01/15/35(a)	$2,585	$2,611,085
6.10%, 04/01/34	1,580	1,657,102
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.685%)(a)(b)(c)	920	920,960
Simon Property Group LP
2.20%, 02/01/31	4,341	3,885,859
2.25%, 01/15/32	4,378	3,820,159
2.65%, 02/01/32	4,405	3,927,644
4.75%, 09/26/34	6,426	6,316,686
5.13%, 10/01/35(a)	3,750	3,748,456
5.50%, 03/08/33(a)	3,475	3,646,276
6.25%, 01/15/34	2,955	3,232,957
Store Capital LLC
2.70%, 12/01/31	2,333	2,030,646
2.75%, 11/18/30(a)	2,094	1,889,743
Sun Communities Operating LP
2.70%, 07/15/31	4,524	4,094,473
4.20%, 04/15/32(a)	3,655	3,511,522
Tanger Properties LP, 2.75%, 09/01/31(a)	2,228	1,985,842
Trust Fibra Uno
7.38%, 02/13/34(b)	5,230	5,497,917
7.70%, 01/23/32(a)(b)	2,345	2,499,116
UDR Inc.
1.90%, 03/15/33	2,060	1,669,446
2.10%, 08/01/32(a)	2,025	1,708,062
2.10%, 06/15/33(a)	1,355	1,108,398
3.00%, 08/15/31	3,727	3,420,925
3.10%, 11/01/34	1,995	1,701,012
5.13%, 09/01/34(a)	1,665	1,671,540
Ventas Realty LP
2.50%, 09/01/31	4,042	3,598,972
4.75%, 11/15/30	3,077	3,104,577
5.00%, 01/15/35	3,675	3,633,304
5.10%, 07/15/32	3,615	3,698,963
5.63%, 07/01/34	2,740	2,834,091
VICI Properties LP
5.13%, 11/15/31	5,045	5,107,425
5.13%, 05/15/32	9,313	9,345,481
5.63%, 04/01/35(a)	5,895	5,961,368
5.75%, 04/01/34(a)	3,385	3,481,109
Welltower OP LLC
2.75%, 01/15/31	3,547	3,267,563
2.75%, 01/15/32	2,085	1,875,739
2.80%, 06/01/31	4,708	4,319,620
3.85%, 06/15/32	4,695	4,483,638
5.13%, 07/01/35	8,090	8,136,721
Weyerhaeuser Co.
3.38%, 03/09/33	2,865	2,579,215
6.88%, 12/15/33	595	661,586
7.38%, 03/15/32(a)	4,760	5,429,538
WP Carey Inc.
2.25%, 04/01/33	1,487	1,230,557
2.40%, 02/01/31	3,054	2,721,109
2.45%, 02/01/32(a)	4,346	3,766,183
5.38%, 06/30/34	2,375	2,405,585
		754,620,953
Retail — 2.0%
7-Eleven Inc., 1.80%, 02/10/31(b)	10,751	9,277,111
Alimentation Couche-Tard Inc., 5.27%, 02/12/34(a)(b)	5,505	5,581,973
Arcos Dorados BV, 6.38%, 01/29/32(b)	3,705	3,868,909
Security	Par (000)	Value
Retail (continued)
AutoNation Inc.
2.40%, 08/01/31(a)	$3,207	$2,796,069
3.85%, 03/01/32	4,341	4,041,354
5.89%, 03/15/35	3,465	3,540,806
AutoZone Inc.
1.65%, 01/15/31	3,903	3,381,122
4.75%, 08/01/32	4,625	4,632,185
4.75%, 02/01/33	3,515	3,492,589
5.20%, 08/01/33	2,130	2,170,627
5.40%, 07/15/34(a)	4,205	4,320,939
6.55%, 11/01/33	3,005	3,330,777
Best Buy Co. Inc., 1.95%, 10/01/30(a)	4,252	3,776,301
CK Hutchison International 24 II Ltd., 4.75%, 09/13/34(a)(b)	3,165	3,147,226
CK Hutchison International 24 Ltd., 5.50%, 04/26/34(a)(b)	6,003	6,271,949
Costco Wholesale Corp., 1.75%, 04/20/32	6,269	5,384,953
Darden Restaurants Inc., 6.30%, 10/10/33	3,245	3,484,066
Dick's Sporting Goods Inc., 3.15%, 01/15/32(a)	4,819	4,379,780
Dollar General Corp.
5.00%, 11/01/32(a)	4,432	4,468,946
5.45%, 07/05/33(a)	6,005	6,201,511
Dollar Tree Inc., 2.65%, 12/01/31	5,106	4,545,962
El Puerto de Liverpool SAB de CV, 6.26%, 01/22/32(b)	2,965	3,106,433
Ferguson Enterprises Inc., 5.00%, 10/03/34(a)	4,780	4,732,216
Genuine Parts Co.
1.88%, 11/01/30	3,254	2,860,448
2.75%, 02/01/32	3,303	2,918,342
6.88%, 11/01/33(a)	2,308	2,591,807
Home Depot Inc. (The)
1.38%, 03/15/31	7,892	6,780,339
1.88%, 09/15/31	6,727	5,859,838
3.25%, 04/15/32	7,866	7,325,075
4.50%, 09/15/32(a)	7,802	7,879,051
4.85%, 06/25/31	6,525	6,737,366
4.95%, 06/25/34	11,111	11,301,464
Lowe's Companies Inc.
1.70%, 10/15/30(a)	7,768	6,827,363
2.63%, 04/01/31	9,877	9,002,044
3.75%, 04/01/32	9,407	8,932,473
5.00%, 04/15/33(a)	7,840	7,976,636
5.15%, 07/01/33(a)	6,156	6,304,279
McDonald's Corp.
4.40%, 02/12/31	2,325	2,332,705
4.60%, 09/09/32(a)	4,821	4,869,530
4.95%, 08/14/33(a)	3,648	3,740,565
4.95%, 03/03/35(a)	6,090	6,130,530
5.00%, 02/13/36	2,325	2,326,808
5.20%, 05/17/34(a)	3,072	3,167,328
O'Reilly Automotive Inc.
1.75%, 03/15/31	3,158	2,745,623
4.70%, 06/15/32	5,425	5,430,970
5.00%, 08/19/34	3,145	3,146,496
Ross Stores Inc., 1.88%, 04/15/31	3,319	2,885,540
Starbucks Corp.
2.55%, 11/15/30	7,989	7,327,382
3.00%, 02/14/32(a)	6,362	5,812,794
4.80%, 02/15/33(a)	3,228	3,249,930
4.90%, 02/15/31(a)	3,065	3,154,744
5.00%, 02/15/34(a)	3,075	3,112,243

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.40%, 05/15/35(a)	$3,900	$3,991,167
Target Corp.
2.65%, 09/15/30	3,159	2,946,506
4.40%, 01/15/33(a)	3,318	3,288,899
4.50%, 09/15/32(a)	8,093	8,096,245
4.50%, 09/15/34(a)	4,865	4,756,160
5.00%, 04/15/35(a)	6,300	6,316,546
6.35%, 11/01/32	1,295	1,436,761
TJX Companies Inc. (The), 1.60%, 05/15/31(a)	3,327	2,907,582
Tractor Supply Co.
1.75%, 11/01/30	4,274	3,746,916
5.25%, 05/15/33(a)	4,580	4,697,693
Walmart Inc.
4.10%, 04/15/33(a)	9,581	9,412,610
4.15%, 09/09/32(a)	7,615	7,555,222
4.90%, 04/28/35(a)	9,645	9,796,021
		321,611,845
Savings & Loans — 0.0%
Nationwide Building Society, 5.54%, 07/14/36, (1-day SOFR + 1.650%)(b)(c)	6,250	6,366,928
Semiconductors — 2.7%
Advanced Micro Devices Inc., 3.92%, 06/01/32	3,216	3,126,520
Analog Devices Inc.
2.10%, 10/01/31	6,387	5,642,875
4.25%, 10/01/32	205	204,263
5.05%, 04/01/34	3,495	3,593,167
Broadcom Inc.
2.45%, 02/15/31(b)	17,244	15,590,798
2.60%, 02/15/33(b)	11,168	9,652,407
3.42%, 04/15/33(b)	14,737	13,429,898
3.47%, 04/15/34(a)(b)	20,325	18,230,360
4.15%, 11/15/30(a)	11,667	11,553,028
4.15%, 04/15/32(b)	7,822	7,578,314
4.30%, 11/15/32	12,622	12,301,913
4.80%, 10/15/34	10,625	10,508,450
4.90%, 07/15/32	11,645	11,787,870
5.15%, 11/15/31	10,460	10,815,717
5.20%, 04/15/32	7,317	7,552,467
5.20%, 07/15/35	16,995	17,149,652
Series ., 4.55%, 02/15/32(a)	5,630	5,603,662
Foundry JV Holdco LLC
5.50%, 01/25/31(b)	6,285	6,526,402
5.88%, 01/25/34(b)	7,955	8,166,760
5.90%, 01/25/33(a)(b)	7,395	7,750,330
6.15%, 01/25/32(b)	6,395	6,789,397
6.25%, 01/25/35(b)	6,945	7,349,782
Intel Corp.
2.00%, 08/12/31	8,417	7,293,677
4.00%, 12/15/32(a)	4,401	4,137,768
4.15%, 08/05/32	7,960	7,575,931
5.00%, 02/21/31	3,210	3,270,085
5.15%, 02/21/34(a)	5,681	5,674,290
5.20%, 02/10/33(a)	15,970	16,083,944
KLA Corp.
4.65%, 07/15/32(a)	6,177	6,233,073
4.70%, 02/01/34	3,750	3,738,784
5.65%, 11/01/34(a)	638	675,791
Marvell Technology Inc.
2.95%, 04/15/31	4,815	4,422,915
5.45%, 07/15/35(a)	3,185	3,239,147
Security	Par (000)	Value
Semiconductors (continued)
5.95%, 09/15/33(a)	$3,135	$3,319,309
Micron Technology Inc.
2.70%, 04/15/32	6,937	6,106,207
5.30%, 01/15/31	6,445	6,650,795
5.65%, 11/01/32	2,390	2,499,051
5.80%, 01/15/35	6,830	7,060,261
5.88%, 02/09/33	4,715	4,949,709
5.88%, 09/15/33(a)	5,802	6,101,073
NVIDIA Corp., 2.00%, 06/15/31(a)	8,047	7,200,526
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31(a)	6,557	5,877,195
2.65%, 02/15/32(a)	6,283	5,529,689
4.85%, 08/19/32	2,105	2,103,852
5.00%, 01/15/33(a)	6,208	6,215,830
5.25%, 08/19/35	3,845	3,820,402
Qorvo Inc., 3.38%, 04/01/31(a)(b)	4,375	3,978,097
Qualcomm Inc.
1.65%, 05/20/32(a)	7,962	6,696,609
4.25%, 05/20/32(a)	3,420	3,400,603
4.65%, 05/20/35	6,736	6,707,105
4.75%, 05/20/32	2,300	2,341,001
5.40%, 05/20/33	4,283	4,522,343
QUALCOMM Inc., 5.00%, 05/20/35(a)	3,805	3,843,399
SK Hynix Inc.
2.38%, 01/19/31(b)	7,338	6,574,464
6.50%, 01/17/33(a)(b)	5,685	6,239,211
Skyworks Solutions Inc., 3.00%, 06/01/31	3,259	2,935,151
Texas Instruments Inc.
1.90%, 09/15/31	3,145	2,769,002
3.65%, 08/16/32	2,435	2,317,820
4.85%, 02/08/34(a)	3,750	3,822,874
4.90%, 03/14/33(a)	6,120	6,284,419
5.10%, 05/23/35(a)	4,589	4,692,738
TSMC Arizona Corp.
2.50%, 10/25/31	8,479	7,709,234
4.25%, 04/22/32(a)	6,045	6,058,828
TSMC Global Ltd.
1.38%, 09/28/30(a)(b)	7,773	6,795,973
2.25%, 04/23/31(b)	9,265	8,368,208
4.63%, 07/22/32(a)(b)	2,550	2,592,353
		429,332,768
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 5.75%, 01/15/35(a)	3,370	3,495,479
Software — 2.0%
Adobe Inc.
4.95%, 04/04/34(a)	4,690	4,803,436
5.30%, 01/17/35	1,760	1,840,776
AppLovin Corp.
5.38%, 12/01/31	4,065	4,188,504
5.50%, 12/01/34(a)	6,030	6,154,861
Atlassian Corp., 5.50%, 05/15/34	3,245	3,316,185
Autodesk Inc.
2.40%, 12/15/31	6,457	5,682,533
5.30%, 06/15/35	3,450	3,511,374
Broadridge Financial Solutions Inc., 2.60%, 05/01/31	6,567	5,916,800
Cadence Design Systems Inc., 4.70%, 09/10/34	5,620	5,563,885
Concentrix Corp., 6.85%, 08/02/33(a)	3,383	3,556,568
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Constellation Software Inc./Canada, 5.46%, 02/16/34(b)	$3,430	$3,491,956
Electronic Arts Inc., 1.85%, 02/15/31	4,863	4,273,620
Fidelity National Information Services Inc.
2.25%, 03/01/31(a)	3,370	2,990,644
5.10%, 07/15/32(a)	4,803	4,903,419
Fiserv Inc.
4.55%, 02/15/31	2,180	2,179,609
5.15%, 08/12/34(a)	5,995	6,009,467
5.25%, 08/11/35	6,910	6,882,800
5.35%, 03/15/31(a)	3,160	3,290,117
5.45%, 03/15/34	5,240	5,366,999
5.60%, 03/02/33	5,891	6,112,374
5.63%, 08/21/33	8,135	8,439,930
Intuit Inc., 5.20%, 09/15/33	7,631	7,914,455
Microsoft Corp.
1.35%, 09/15/30(a)	2,737	2,422,430
3.50%, 02/12/35(a)	9,658	9,078,301
MSCI Inc.
3.25%, 08/15/33(a)(b)	4,292	3,791,111
3.63%, 11/01/31(b)	4,475	4,167,640
3.88%, 02/15/31(b)	7,180	6,851,312
5.25%, 09/01/35	1,390	1,378,874
Oracle Corp.
2.88%, 03/25/31	20,830	19,097,991
3.90%, 05/15/35	8,110	7,313,272
4.30%, 07/08/34	11,727	11,139,429
4.70%, 09/27/34	18,143	17,538,394
4.90%, 02/06/33	9,745	9,748,839
5.25%, 02/03/32	8,380	8,614,944
5.50%, 08/03/35	4,410	4,495,113
6.25%, 11/09/32	14,685	15,867,189
Paychex Inc.
5.35%, 04/15/32	7,420	7,675,562
5.60%, 04/15/35(a)	8,660	8,963,261
Roper Technologies Inc.
1.75%, 02/15/31	6,603	5,725,392
4.75%, 02/15/32	3,320	3,343,324
4.90%, 10/15/34(a)	6,395	6,329,787
5.10%, 09/15/35(a)	2,975	2,967,768
Salesforce Inc., 1.95%, 07/15/31(a)	9,501	8,413,620
ServiceNow Inc., 1.40%, 09/01/30(a)	8,941	7,834,107
Synopsys Inc.
5.00%, 04/01/32(a)	9,650	9,844,735
5.15%, 04/01/35	16,030	16,169,101
Take-Two Interactive Software Inc.
4.00%, 04/14/32	3,353	3,189,438
5.60%, 06/12/34	2,295	2,382,417
VMware LLC, 2.20%, 08/15/31	9,784	8,581,788
Workday Inc., 3.80%, 04/01/32(a)	7,965	7,549,892
		326,865,343
Telecommunications — 3.9%
America Movil SAB de CV
4.70%, 07/21/32(a)	4,880	4,841,169
5.00%, 01/20/33	125	125,825
6.38%, 03/01/35	5,805	6,324,409
AT&T Inc.
2.25%, 02/01/32(a)	15,864	13,739,130
2.55%, 12/01/33	24,470	20,596,429
2.75%, 06/01/31(a)	19,441	17,785,918
4.50%, 05/15/35	18,689	17,881,086
Security	Par (000)	Value
Telecommunications (continued)
5.38%, 08/15/35(a)	$8,005	$8,157,157
5.40%, 02/15/34(a)	18,067	18,625,192
6.15%, 09/15/34(a)	775	825,347
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33(a)	5,945	6,015,094
5.20%, 02/15/34(a)	4,700	4,720,918
Series US-5, 2.15%, 02/15/32(a)	2,889	2,468,495
Bharti Airtel Ltd., 3.25%, 06/03/31(a)(b)	2,890	2,726,612
British Telecommunications PLC, 9.63%, 12/15/30	11,403	14,038,796
Cisco Systems Inc.
4.95%, 02/26/31	15,855	16,413,483
4.95%, 02/24/32	6,540	6,754,654
5.05%, 02/26/34	15,795	16,235,756
5.10%, 02/24/35(a)	8,145	8,335,059
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	3,300	4,135,365
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(a)(b)	2,150	1,875,260
Juniper Networks Inc., 2.00%, 12/10/30	2,694	2,362,196
Koninklijke KPN NV, 8.38%, 10/01/30(a)	3,652	4,290,311
Motorola Solutions Inc.
2.30%, 11/15/30	5,740	5,164,296
2.75%, 05/24/31(a)	6,137	5,594,462
5.20%, 08/15/32(a)	2,765	2,834,487
5.40%, 04/15/34	6,438	6,611,823
5.55%, 08/15/35(a)	4,495	4,635,556
5.60%, 06/01/32	4,077	4,259,127
NBN Co. Ltd.
2.50%, 01/08/32(a)(b)	5,570	4,903,282
2.63%, 05/05/31(a)(b)	9,213	8,411,989
6.00%, 10/06/33(a)(b)	3,490	3,762,642
NTT Finance Corp.
2.07%, 04/03/31(b)	6,949	6,097,001
5.14%, 07/02/31(a)(b)	6,170	6,343,823
5.17%, 07/16/32(b)	15,485	15,777,075
5.50%, 07/16/35(b)	16,325	16,726,074
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)(b)	9,995	9,132,881
4.63%, 10/10/34(a)(b)	2,000	1,985,180
Orange SA, 9.00%, 03/01/31	15,946	19,447,807
Rogers Communications Inc.
3.80%, 03/15/32	12,687	11,905,632
5.30%, 02/15/34	8,225	8,283,840
SoftBank Corp., 5.33%, 07/09/35(b)	3,120	3,113,519
Sprint Capital Corp., 8.75%, 03/15/32	13,091	15,875,139
Telefonica Europe BV, 8.25%, 09/15/30	4,682	5,416,055
TELUS Corp., 3.40%, 05/13/32(a)	5,832	5,345,777
T-Mobile USA Inc.
2.25%, 11/15/31	6,729	5,887,615
2.55%, 02/15/31	15,609	14,136,990
2.70%, 03/15/32	6,552	5,804,495
2.88%, 02/15/31	6,696	6,147,211
3.50%, 04/15/31	17,529	16,571,675
4.70%, 01/15/35	6,435	6,237,969
5.05%, 07/15/33	16,422	16,590,459
5.13%, 05/15/32	5,850	5,993,961
5.15%, 04/15/34	8,405	8,499,777
5.20%, 01/15/33	7,896	8,039,033
5.30%, 05/15/35(a)	9,690	9,785,768
5.75%, 01/15/34	6,999	7,349,770

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
6.70%, 12/15/33(a)	$415	$458,961
Verizon Communications Inc.
1.50%, 09/18/30	7,807	6,805,907
1.68%, 10/30/30	6,264	5,496,656
1.75%, 01/20/31	10,035	8,754,266
2.36%, 03/15/32(a)	28,865	25,058,382
2.55%, 03/21/31(a)	24,358	22,090,440
4.40%, 11/01/34(a)	12,814	12,238,025
4.50%, 08/10/33	13,449	13,155,463
4.78%, 02/15/35	13,545	13,207,358
5.05%, 05/09/33(a)	7,303	7,436,202
5.25%, 04/02/35(a)	14,414	14,551,042
6.40%, 09/15/33(a)	2,374	2,608,262
7.75%, 12/01/30(a)	4,029	4,643,935
Vodafone Group PLC, 6.25%, 11/30/32	3,380	3,661,271
Xiaomi Best Time International Ltd., 2.88%, 07/14/31(b)	5,225	4,820,798
		626,932,819
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 6.05%, 05/14/34	3,075	3,200,189
Transportation — 0.9%
AP Moller - Maersk A/S, 5.88%, 09/14/33(a)(b)	5,128	5,421,132
Canadian National Railway Co.
3.85%, 08/05/32	5,410	5,171,103
4.38%, 09/18/34(a)	5,040	4,894,949
5.85%, 11/01/33	2,025	2,192,018
6.25%, 08/01/34(a)	3,165	3,502,921
Canadian Pacific Railway Co.
2.45%, 12/02/31	9,422	8,346,580
5.20%, 03/30/35(a)	4,045	4,120,768
5.75%, 03/15/33(a)	1,728	1,819,436
7.13%, 10/15/31(a)	2,307	2,619,920
CSX Corp.
4.10%, 11/15/32(a)	7,228	7,033,682
5.05%, 06/15/35(a)	4,080	4,118,650
5.20%, 11/15/33(a)	3,860	3,994,346
FedEx Corp.
2.40%, 05/15/31(a)	4,583	4,072,623
2.40%, 05/15/31(a)(b)	345	306,580
3.90%, 02/01/35(a)(b)	2,615	2,361,956
4.90%, 01/15/34(b)	1,905	1,849,136
Norfolk Southern Corp.
2.30%, 05/15/31	4,656	4,188,302
3.00%, 03/15/32	4,220	3,840,589
4.45%, 03/01/33	3,418	3,356,700
5.10%, 05/01/35	2,760	2,791,179
5.55%, 03/15/34	2,435	2,553,318
7.25%, 02/15/31	1,030	1,158,789
Ryder System Inc., 6.60%, 12/01/33(a)	3,720	4,119,083
TTX Co.
5.05%, 11/15/34(b)	2,300	2,341,177
5.75%, 11/22/33(b)	2,245	2,392,763
Union Pacific Corp.
2.38%, 05/20/31	6,173	5,608,919
2.80%, 02/14/32	8,400	7,618,546
3.38%, 02/01/35(a)	1,218	1,087,270
4.50%, 01/20/33(a)	6,340	6,304,272
5.10%, 02/20/35(a)	7,055	7,177,591
United Parcel Service Inc.
4.65%, 10/15/30(a)	3,020	3,086,227
Security	Par (000)	Value
Transportation (continued)
4.88%, 03/03/33(a)	$5,708	$5,831,177
5.15%, 05/22/34(a)	5,730	5,903,146
5.25%, 05/14/35(a)	8,270	8,477,108
Walmart Inc., 1.80%, 09/22/31	14,413	12,716,614
		152,378,570
Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31	2,597	2,249,417
3.50%, 06/01/32	2,471	2,274,485
4.90%, 03/15/33	2,772	2,765,448
5.45%, 09/15/33(a)	2,980	3,057,253
5.50%, 06/15/35	3,270	3,329,193
6.05%, 03/15/34	3,271	3,477,386
6.90%, 05/01/34	2,700	3,010,872
SMBC Aviation Capital Finance DAC
5.55%, 04/03/34(b)	5,520	5,622,376
5.70%, 07/25/33(b)	6,548	6,777,536
		32,563,966
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31	3,530	3,148,899
4.45%, 06/01/32(a)	6,110	6,077,396
5.15%, 03/01/34	3,905	3,995,417
5.25%, 03/01/35	5,575	5,671,830
Essential Utilities Inc.
2.40%, 05/01/31	3,733	3,332,572
5.25%, 08/15/35	2,820	2,803,105
5.38%, 01/15/34	3,185	3,245,019
		28,274,238
Total Corporate Bonds & Notes — 97.7% (Cost: $15,815,629,905)		15,811,710,341
Foreign Government Obligations
South Korea — 0.0%
Korea Electric Power Corp., 5.13%, 04/23/34(b)	100	102,615
Korea Gas Corp., 2.00%, 07/13/31(b)	4,590	4,062,109
Korea National Oil Corp.
2.38%, 04/07/31(b)	1,900	1,726,301
2.63%, 04/18/32(b)	3,195	2,850,190
		8,741,215
Total Foreign Government Obligations — 0.0% (Cost: $9,111,686)		8,741,215
Total Long-Term Investments — 97.7% (Cost: $15,824,741,591)		15,820,451,556
	Shares
Short-Term Securities
Money Market Funds — 12.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	1,778,992,978	1,779,882,474
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.26%(e)(f)	172,210,000	$172,210,000
Total Short-Term Securities — 12.1% (Cost: $1,951,367,752)		1,952,092,474
Total Investments — 109.8% (Cost: $17,776,109,343)		17,772,544,030
Liabilities in Excess of Other Assets — (9.8)%		(1,585,550,436)
Net Assets — 100.0%		$16,186,993,594

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$1,988,022,906	$—	$(208,150,368)(a)	$(22,779)	$32,715	$1,779,882,474	1,778,992,978	$2,304,997 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	11,190,000	161,020,000 (a)	—	—	—	172,210,000	172,210,000	2,250,728	—
				$(22,779)	$32,715	$1,952,092,474		$4,555,725	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$15,811,710,341	$—	$15,811,710,341
Foreign Government Obligations	—	8,741,215	—	8,741,215

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,952,092,474	$—	$—	$1,952,092,474
	$1,952,092,474	$15,820,451,556	$—	$17,772,544,030
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41	$187	$138,035
5.40%, 10/01/48(a)	219	199,287
		337,322
Aerospace & Defense — 2.6%
Airbus SE, 3.95%, 04/10/47(a)(b)	720	585,656
BAE Systems Holdings Inc., 4.75%, 10/07/44(b)	274	247,199
BAE Systems PLC
3.00%, 09/15/50(a)(b)	892	581,799
5.50%, 03/26/54(b)	675	659,016
5.80%, 10/11/41(b)	352	360,228
Boeing Co. (The)
3.38%, 06/15/46(a)	470	321,722
3.50%, 03/01/39(a)	469	371,758
3.50%, 03/01/45	195	137,347
3.55%, 03/01/38	393	321,461
3.63%, 03/01/48	525	365,754
3.65%, 03/01/47	289	204,041
3.75%, 02/01/50	1,255	893,759
3.83%, 03/01/59	285	191,398
3.85%, 11/01/48	415	297,797
3.90%, 05/01/49	858	624,176
3.95%, 08/01/59(a)	974	670,650
5.71%, 05/01/40	2,598	2,606,784
5.81%, 05/01/50	5,348	5,142,834
5.88%, 02/15/40	492	497,070
5.93%, 05/01/60	3,372	3,237,868
6.63%, 02/15/38	361	395,033
6.86%, 05/01/54(a)	2,263	2,481,591
6.88%, 03/15/39	454	504,239
7.01%, 05/01/64	1,405	1,556,716
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	954	923,254
General Dynamics Corp.
2.85%, 06/01/41	412	301,782
3.60%, 11/15/42	446	356,444
4.25%, 04/01/40	806	727,634
4.25%, 04/01/50	748	619,960
General Electric Co.
4.35%, 05/01/50(a)	426	360,797
4.50%, 03/11/44	379	337,872
4.90%, 01/29/36(a)	740	743,235
5.88%, 01/14/38	745	798,999
6.15%, 08/07/37	451	492,314
6.88%, 01/10/39	655	767,483
Howmet Aerospace Inc., 5.95%, 02/01/37(a)	535	569,056
L3Harris Technologies Inc.
5.05%, 04/27/45	417	389,896
5.50%, 08/15/54	420	404,245
5.60%, 07/31/53	589	572,643
6.15%, 12/15/40	265	281,751
Lockheed Martin Corp.
2.80%, 06/15/50	696	434,024
3.80%, 03/01/45	886	701,512
4.07%, 12/15/42	1,160	974,814
4.09%, 09/15/52(a)	1,445	1,128,185
4.15%, 06/15/53	883	692,151
4.30%, 06/15/62	549	427,223
4.50%, 05/15/36	464	447,440
Security	Par (000)	Value
Aerospace & Defense (continued)
4.70%, 05/15/46	$1,257	$1,122,244
5.20%, 02/15/55(a)	965	896,977
5.20%, 02/15/64	740	672,762
5.70%, 11/15/54(a)	987	983,154
5.72%, 06/01/40	325	339,785
5.90%, 11/15/63	615	629,677
Series B, 6.15%, 09/01/36	520	571,006
Northrop Grumman Corp.
3.85%, 04/15/45	469	370,025
4.03%, 10/15/47	2,314	1,835,164
4.75%, 06/01/43	736	663,393
4.95%, 03/15/53	943	839,003
5.05%, 11/15/40	345	332,632
5.15%, 05/01/40	597	585,714
5.20%, 06/01/54(a)	1,087	1,000,124
5.25%, 05/01/50(a)	1,163	1,084,275
RTX Corp.
2.82%, 09/01/51	921	560,506
3.03%, 03/15/52	944	598,004
3.13%, 07/01/50(a)	1,080	711,032
3.75%, 11/01/46	1,040	789,234
4.05%, 05/04/47	874	693,455
4.15%, 05/15/45	798	652,387
4.20%, 12/15/44(a)	245	199,320
4.35%, 04/15/47	1,075	893,078
4.45%, 11/16/38	748	692,074
4.50%, 06/01/42	3,217	2,835,274
4.63%, 11/16/48	1,599	1,372,835
4.70%, 12/15/41	325	295,038
4.80%, 12/15/43	374	336,326
4.88%, 10/15/40	517	490,298
5.38%, 02/27/53(a)	1,065	1,007,103
5.70%, 04/15/40	540	561,525
6.05%, 06/01/36	635	686,984
6.13%, 07/15/38	500	541,945
6.40%, 03/15/54	1,683	1,820,768
		64,371,731
Agriculture — 1.3%
Altria Group Inc.
3.40%, 02/04/41	1,341	1,005,925
3.70%, 02/04/51(a)	1,379	954,720
3.88%, 09/16/46	1,256	935,092
4.00%, 02/04/61(a)	1,018	719,784
4.25%, 08/09/42	822	673,489
4.45%, 05/06/50	448	352,394
4.50%, 05/02/43	576	481,579
5.38%, 01/31/44(a)	1,664	1,591,428
5.80%, 02/14/39(a)	1,691	1,725,853
5.95%, 02/14/49(a)	2,279	2,265,502
6.20%, 02/14/59	248	246,708
Archer-Daniels-Midland Co.
2.70%, 09/15/51	665	400,145
3.75%, 09/15/47	364	275,006
4.02%, 04/16/43	338	279,905
4.50%, 03/15/49	539	453,885
4.54%, 03/26/42	341	301,256
5.38%, 09/15/35(a)	300	314,373
5.77%, 03/01/41(c)	226	237,789
BAT Capital Corp.
3.73%, 09/25/40	377	301,471
3.98%, 09/25/50(a)	280	201,541

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.39%, 08/15/37	$2,672	$2,413,299
4.54%, 08/15/47	1,886	1,528,021
4.76%, 09/06/49(a)	1,002	825,843
5.28%, 04/02/50	445	394,208
5.65%, 03/16/52	608	563,654
6.25%, 08/15/55	405	408,490
7.08%, 08/02/43	647	717,711
7.08%, 08/02/53	968	1,075,674
Cargill Inc.
3.13%, 05/25/51(a)(b)	705	464,908
3.88%, 05/23/49(b)	203	155,179
4.38%, 04/22/52(b)	418	340,922
4.76%, 11/23/45(b)	534	475,309
Imperial Brands Finance PLC, 6.38%, 07/01/55(b)	490	491,672
Philip Morris International Inc.
3.88%, 08/21/42	849	687,434
4.13%, 03/04/43	958	802,877
4.25%, 11/10/44	1,169	986,600
4.38%, 11/15/41	716	624,767
4.50%, 03/20/42	702	620,670
4.88%, 11/15/43	571	520,619
6.38%, 05/16/38	1,438	1,592,211
Reynolds American Inc.
5.85%, 08/15/45	2,116	2,041,468
6.15%, 09/15/43	481	482,881
7.25%, 06/15/37	341	386,000
		32,318,262
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40	361	287,235
3.38%, 11/01/46	604	438,724
3.38%, 03/27/50(a)	1,424	998,595
3.63%, 05/01/43	385	303,363
3.88%, 11/01/45	947	751,954
		2,779,871
Auto Manufacturers — 0.4%
Cummins Inc.
2.60%, 09/01/50	719	425,286
4.88%, 10/01/43	412	387,719
5.45%, 02/20/54(a)	1,017	985,029
Ford Motor Co.
4.75%, 01/15/43(a)	1,782	1,379,538
5.29%, 12/08/46	1,029	835,488
7.40%, 11/01/46(a)	590	616,365
General Motors Co.
5.15%, 04/01/38	673	629,454
5.20%, 04/01/45	1,136	988,388
5.40%, 04/01/48(a)	821	720,773
5.95%, 04/01/49(a)	847	796,406
6.25%, 10/02/43	1,454	1,436,495
6.60%, 04/01/36	945	1,002,751
6.75%, 04/01/46	702	726,904
		10,930,596
Auto Parts & Equipment — 0.2%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	1,339	804,588
4.15%, 05/01/52	1,027	741,471
4.40%, 10/01/46	280	215,610
5.40%, 03/15/49(a)	405	352,897
5.75%, 09/13/54	595	541,292
Security	Par (000)	Value
Auto Parts & Equipment (continued)
BorgWarner Inc., 4.38%, 03/15/45(a)	$400	$331,179
Lear Corp.
3.55%, 01/15/52(a)	430	280,608
5.25%, 05/15/49(a)	672	589,943
		3,857,588
Banks — 8.0%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.930%)(d)	4,853	3,497,772
2.83%, 10/24/51, (1-day SOFR + 1.880%)(d)	837	520,533
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(d)	1,707	1,095,514
3.31%, 04/22/42, (1-day SOFR + 1.580%)(d)	3,539	2,727,764
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(d)	1,357	1,066,522
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(d)	1,607	1,406,139
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(d)	5,079	3,994,253
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(d)	2,113	1,938,892
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(d)	2,413	1,989,156
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(d)	1,984	1,688,382
4.88%, 04/01/44	930	864,556
5.00%, 01/21/44	2,285	2,166,754
5.88%, 02/07/42	1,774	1,853,227
6.00%, 10/15/36	1,351	1,436,864
6.11%, 01/29/37	1,882	1,999,159
7.75%, 05/14/38	1,652	1,986,842
Series L, 4.75%, 04/21/45	925	814,330
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)(d)	846	599,636
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.300%)(d)	532	397,474
3.81%, 03/10/42, (1-year CMT + 1.700%)(d)	665	518,685
4.95%, 01/10/47	1,286	1,155,034
5.25%, 08/17/45(a)	1,048	984,112
5.86%, 08/11/46, (1-day SOFR + 1.830%)(d)	1,035	1,028,231
6.04%, 03/12/55, (1-day SOFR + 2.420%)(a)(d)	573	586,092
BNP Paribas SA, 2.82%, 01/26/41(b)	539	381,024
BPCE SA
3.58%, 10/19/42, (1-day SOFR + 1.952%)(b)(d)	255	184,059
6.92%, 01/14/46, (1-day SOFR + 2.610%)(b)(d)	460	479,712
Citigroup Inc.
2.90%, 11/03/42, (1-day SOFR + 1.379%)(d)	1,178	837,651
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(d)	1,150	995,640
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(d)	999	821,234
4.65%, 07/30/45	1,321	1,156,896
4.65%, 07/23/48	2,269	1,967,102
4.75%, 05/18/46	1,908	1,662,049
5.30%, 05/06/44	860	815,713
5.32%, 03/26/41, (1-day SOFR + 4.548%)(d)	964	941,157
5.61%, 03/04/56, (1-day SOFR + 1.746%)(d)	1,820	1,776,237
5.88%, 01/30/42(a)	979	1,016,153
6.13%, 08/25/36	678	711,408
6.68%, 09/13/43	1,005	1,113,085
6.88%, 03/05/38(a)	184	210,125
6.88%, 02/15/98	239	267,579
8.13%, 07/15/39	1,770	2,235,239
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Commonwealth Bank of Australia
3.31%, 03/11/41(b)	$312	$233,413
3.74%, 09/12/39(b)	1,170	964,567
3.90%, 07/12/47(a)(b)	1,199	964,028
4.32%, 01/10/48(a)(b)	1,012	816,318
5.93%, 03/14/46, (1-year CMT + 1.320%)(b)(d)	980	992,490
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,248	1,231,949
5.25%, 08/04/45	952	884,789
5.75%, 12/01/43	1,087	1,085,544
5.80%, 09/30/2110(a)(b)	195	185,511
Credit Agricole SA, 2.81%, 01/11/41(a)(b)	509	347,989
Fifth Third Bancorp, 8.25%, 03/01/38(a)	298	365,095
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42, (1-day SOFR + 1.472%)(d)	1,346	967,061
3.21%, 04/22/42, (1-day SOFR + 1.513%)(d)	2,058	1,548,352
3.44%, 02/24/43, (1-day SOFR + 1.632%)(d)	1,906	1,458,507
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(d)	2,547	2,240,318
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(d)	1,641	1,494,179
4.75%, 10/21/45	1,470	1,305,703
4.80%, 07/08/44	1,708	1,536,777
5.15%, 05/22/45	2,173	1,988,606
5.56%, 11/19/45, (1-day SOFR + 1.580%)(d)	3,010	2,975,336
5.73%, 01/28/56, (1-day SOFR + 1.696%)(d)	2,685	2,676,373
6.25%, 02/01/41	2,431	2,609,261
6.45%, 05/01/36	876	953,200
6.75%, 10/01/37	5,236	5,819,826
HSBC Bank USA NA/New York, 7.00%, 01/15/39	565	661,190
HSBC Holdings PLC
5.25%, 03/14/44(a)	1,296	1,222,984
6.10%, 01/14/42(a)	723	770,272
6.33%, 03/09/44, (1-day SOFR + 2.650%)(d)	2,357	2,528,868
6.50%, 05/02/36	2,092	2,259,457
6.50%, 09/15/37	2,192	2,346,763
6.80%, 06/01/38	1,307	1,443,078
HSBC USA Inc., 7.20%, 07/15/97	497	587,012
Intesa Sanpaolo SpA
4.95%, 06/01/42, (1-year CMT + 2.750%)(b)(d)	305	250,705
7.78%, 06/20/54, (1-year CMT + 3.900%)(a)(b)(d)	1,218	1,399,116
7.80%, 11/28/53(b)	1,329	1,578,431
Series NR, 4.70%, 09/23/49(b)	25	19,785
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(d)	1,923	1,369,205
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(d)	1,535	1,182,639
3.11%, 04/22/51, (1-day SOFR + 2.440%)(d)	2,346	1,568,799
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.460%)(d)	2,215	1,680,600
3.33%, 04/22/52, (1-day SOFR + 1.580%)(d)	3,145	2,175,924
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(d)	2,376	2,100,970
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(d)	1,817	1,429,476
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(d)	3,434	2,734,780
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(d)	1,568	1,258,532
Security	Par (000)	Value
Banks (continued)
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(d)	$1,957	$1,634,773
4.85%, 02/01/44	1,133	1,047,410
4.95%, 06/01/45	1,884	1,722,522
5.40%, 01/06/42	1,432	1,431,027
5.50%, 10/15/40	1,579	1,613,809
5.53%, 11/29/45, (1-day SOFR + 1.550%)(d)	2,590	2,601,049
5.60%, 07/15/41	1,851	1,898,269
5.63%, 08/16/43(a)	1,323	1,333,050
6.40%, 05/15/38	2,537	2,833,351
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.500%)(d)	214	155,052
4.34%, 01/09/48	1,294	1,038,893
5.30%, 12/01/45	459	428,570
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39(a)	720	624,334
4.15%, 03/07/39(a)	184	171,165
4.29%, 07/26/38(a)	169	159,133
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.430%)(d)	1,979	1,219,326
3.22%, 04/22/42, (1-day SOFR + 1.485%)(d)	1,858	1,415,448
3.97%, 07/22/38(d)	1,933	1,705,479
4.30%, 01/27/45	2,410	2,060,186
4.38%, 01/22/47	1,933	1,646,824
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(d)	1,141	1,062,952
5.52%, 11/19/55, (1-day SOFR + 1.710%)(d)	2,925	2,852,552
5.60%, 03/24/51, (1-day SOFR + 4.840%)(d)	2,074	2,047,877
6.38%, 07/24/42	1,912	2,103,740
MUFG Bank Ltd., 4.70%, 03/10/44(b)	200	178,939
National Australia Bank Ltd., 2.65%, 01/14/41(b)	439	299,814
Regions Bank/Birmingham AL, 6.45%, 06/26/37	250	270,208
Regions Financial Corp., 7.38%, 12/10/37	185	210,107
Santander U.K. Group Holdings PLC, 5.63%, 09/15/45(b)	200	175,910
Societe Generale SA
3.63%, 03/01/41(a)(b)	473	340,231
4.03%, 01/21/43, (1-year CMT + 1.900%)(b)(d)	275	203,335
5.63%, 11/24/45(b)	200	182,413
7.13%, 01/19/55, (1-year CMT + 2.950%)(a)(b)(d)	1,090	1,117,165
7.37%, 01/10/53(a)(b)	722	760,492
Standard Chartered PLC
5.30%, 01/09/43(a)(b)	462	428,638
5.70%, 03/26/44(a)(b)	1,501	1,448,302
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	321	219,336
2.93%, 09/17/41	798	577,973
3.05%, 01/14/42	335	251,856
5.80%, 07/08/46, (1-day SOFR + 1.780%)(d)	1,135	1,126,184
5.84%, 07/09/44	925	941,294
6.18%, 07/13/43(a)	788	841,173
UBS AG/London, 4.50%, 06/26/48(a)	729	632,227
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.100%)(a)(b)(d)	977	724,813
4.88%, 05/15/45	1,528	1,391,343
5.38%, 09/06/45, (1-year USD ICE Swap + 1.860%)(b)(d)	1,260	1,223,256
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.530%)(d)	3,401	2,589,243
3.90%, 05/01/45	2,283	1,815,822
4.40%, 06/14/46	2,262	1,859,900

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.61%, 04/25/53, (1-day SOFR + 2.130%)(d)	$2,718	$2,303,803
4.65%, 11/04/44	1,956	1,692,852
4.75%, 12/07/46	2,204	1,900,473
4.90%, 11/17/45	2,209	1,956,468
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(d)	5,538	5,005,179
5.38%, 11/02/43	1,839	1,753,803
5.61%, 01/15/44	2,483	2,425,880
5.95%, 12/01/86	466	480,246
Wells Fargo Bank NA
5.85%, 02/01/37	905	948,012
5.95%, 08/26/36	585	619,732
6.60%, 01/15/38(a)	1,280	1,434,201
Westpac Banking Corp.
2.96%, 11/16/40(a)	891	672,295
3.13%, 11/18/41	89	65,725
4.42%, 07/24/39	177	161,628
		196,138,826
Beverages — 2.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	4,996	4,875,847
4.90%, 02/01/46(a)	9,364	8,547,748
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	110	90,635
4.63%, 02/01/44	399	354,938
4.70%, 02/01/36	815	795,399
4.90%, 02/01/46(a)	1,967	1,789,949
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	219	175,555
4.35%, 06/01/40(a)	410	368,860
4.38%, 04/15/38(a)	795	747,523
4.44%, 10/06/48	2,217	1,868,735
4.50%, 06/01/50(a)	700	613,074
4.60%, 04/15/48	100	87,940
4.60%, 06/01/60(a)	270	217,838
4.75%, 04/15/58	545	469,210
4.95%, 01/15/42	1,765	1,662,817
5.45%, 01/23/39	2,060	2,102,396
5.55%, 01/23/49	4,343	4,267,840
5.80%, 01/23/59	2,082	2,096,632
8.00%, 11/15/39	586	743,640
8.20%, 01/15/39	1,253	1,598,114
Bacardi Ltd.
5.15%, 05/15/38(b)	294	275,515
5.30%, 05/15/48(a)(b)	603	531,022
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43(a)(b)	268	256,973
Brown-Forman Corp.
3.75%, 01/15/43	235	183,949
4.00%, 04/15/38	205	181,733
4.50%, 07/15/45	435	374,420
Coca-Cola Co. (The)
2.50%, 06/01/40	800	585,580
2.50%, 03/15/51	1,359	804,572
2.60%, 06/01/50	1,396	852,785
2.75%, 06/01/60	1,177	690,131
2.88%, 05/05/41(a)	702	529,377
3.00%, 03/05/51(a)	1,524	1,007,118
4.20%, 03/25/50	522	430,604
5.20%, 01/14/55	1,335	1,262,621
Security	Par (000)	Value
Beverages (continued)
5.30%, 05/13/54	$1,010	$973,924
5.40%, 05/13/64	1,750	1,685,373
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43(a)	449	431,324
Constellation Brands Inc.
3.75%, 05/01/50	548	392,140
4.10%, 02/15/48	614	472,432
4.50%, 05/09/47	429	353,727
5.25%, 11/15/48	404	365,853
Diageo Capital PLC
3.88%, 04/29/43	453	367,481
5.88%, 09/30/36	476	512,066
Diageo Investment Corp., 4.25%, 05/11/42	395	341,745
Embotelladora Andina SA, 3.95%, 01/21/50(b)	20	14,850
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	635	456,088
4.38%, 05/10/43	74	64,021
Heineken NV
4.00%, 10/01/42(b)	431	352,090
4.35%, 03/29/47(a)(b)	555	454,845
Keurig Dr Pepper Inc.
3.35%, 03/15/51	467	301,958
3.80%, 05/01/50	597	421,753
4.42%, 12/15/46	374	300,177
4.50%, 11/15/45	530	431,876
4.50%, 04/15/52	981	771,627
5.09%, 05/25/48	345	302,732
Molson Coors Beverage Co.
4.20%, 07/15/46	1,610	1,274,518
5.00%, 05/01/42	998	909,553
PepsiCo Inc.
2.63%, 10/21/41	652	461,993
2.75%, 10/21/51	971	599,290
2.88%, 10/15/49	920	595,185
3.38%, 07/29/49	381	269,994
3.45%, 10/06/46	887	661,732
3.50%, 03/19/40	335	280,387
3.60%, 08/13/42	220	175,672
3.63%, 03/19/50	764	566,996
3.88%, 03/19/60	449	334,998
4.00%, 03/05/42(a)	499	425,849
4.00%, 05/02/47	505	408,031
4.20%, 07/18/52	455	370,172
4.25%, 10/22/44	280	239,304
4.45%, 04/14/46	859	752,599
4.60%, 07/17/45	255	230,789
4.65%, 02/15/53	324	281,265
4.88%, 11/01/40	388	375,846
5.25%, 07/17/54(a)	870	831,531
5.50%, 01/15/40(a)	450	469,396
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(a)(b)	429	247,458
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	718	682,124
		62,653,854
Biotechnology — 1.8%
Amgen Inc.
2.77%, 09/01/53(a)	1,490	869,764
2.80%, 08/15/41	577	414,950
3.00%, 01/15/52(a)	1,098	703,014
3.15%, 02/21/40	1,504	1,164,210
3.38%, 02/21/50	1,378	962,419
4.20%, 02/22/52	1,224	953,196
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
4.40%, 05/01/45	$2,070	$1,750,978
4.40%, 02/22/62	1,024	789,073
4.56%, 06/15/48	1,412	1,190,993
4.66%, 06/15/51(a)	3,522	2,989,973
4.88%, 03/01/53	1,390	1,200,338
4.95%, 10/01/41	513	476,238
5.15%, 11/15/41	666	629,315
5.60%, 03/02/43	2,542	2,512,196
5.65%, 06/15/42	406	402,806
5.65%, 03/02/53	4,097	3,962,415
5.75%, 03/15/40	339	347,602
5.75%, 03/02/63	2,705	2,599,758
6.38%, 06/01/37	476	523,029
6.40%, 02/01/39	230	248,717
6.90%, 06/01/38	195	220,187
Baxalta Inc., 5.25%, 06/23/45	485	452,661
Biogen Inc.
3.15%, 05/01/50	1,371	855,070
3.25%, 02/15/51	706	444,868
5.20%, 09/15/45	1,038	929,674
6.45%, 05/15/55(a)	405	412,380
CSL Finance PLC
4.63%, 04/27/42(b)	445	397,743
4.75%, 04/27/52(a)(b)	999	853,910
4.95%, 04/27/62(a)(b)	404	347,816
5.42%, 04/03/54(b)	585	550,089
Gilead Sciences Inc.
2.60%, 10/01/40	914	659,047
2.80%, 10/01/50	1,329	828,685
4.00%, 09/01/36	715	656,314
4.15%, 03/01/47	1,511	1,233,579
4.50%, 02/01/45	1,679	1,466,510
4.60%, 09/01/35	857	836,153
4.75%, 03/01/46	2,011	1,803,207
4.80%, 04/01/44	1,599	1,459,990
5.50%, 11/15/54	975	948,191
5.55%, 10/15/53	1,044	1,021,171
5.60%, 11/15/64	685	666,707
5.65%, 12/01/41	998	1,019,473
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	711	422,026
Royalty Pharma PLC
3.30%, 09/02/40	953	721,499
3.35%, 09/02/51	646	414,001
3.55%, 09/02/50	918	620,715
5.90%, 09/02/54	457	438,633
		45,371,283
Building Materials — 0.5%
Amrize Finance U.S. LLC
4.75%, 09/22/46(b)	420	363,077
7.13%, 07/15/36(b)	410	468,214
Carrier Global Corp.
3.38%, 04/05/40	1,404	1,122,023
3.58%, 04/05/50	1,231	898,040
6.20%, 03/15/54(a)	595	632,621
CRH America Finance Inc.
4.40%, 05/09/47(a)(b)	390	323,048
4.50%, 04/04/48(a)(b)	560	470,668
5.88%, 01/09/55(a)	420	425,865
CRH America Inc., 5.13%, 05/18/45(b)	296	272,342
Fortune Brands Innovations Inc., 4.50%, 03/25/52	376	299,535
Security	Par (000)	Value
Building Materials (continued)
Johnson Controls International PLC
4.50%, 02/15/47	$528	$446,413
4.63%, 07/02/44(a)	281	243,766
4.95%, 07/02/64(c)	216	182,892
6.00%, 01/15/36	303	327,351
Martin Marietta Materials Inc.
3.20%, 07/15/51(a)	682	451,990
4.25%, 12/15/47	609	494,332
5.50%, 12/01/54	722	692,760
Masco Corp.
3.13%, 02/15/51(a)	216	132,839
4.50%, 05/15/47(a)	432	349,255
Owens Corning
4.30%, 07/15/47	492	399,218
4.40%, 01/30/48	484	392,980
5.95%, 06/15/54(a)	580	579,767
7.00%, 12/01/36	316	359,764
Trane Technologies Financing Ltd.
4.50%, 03/21/49	338	284,303
4.65%, 11/01/44	222	196,833
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48	228	187,640
5.75%, 06/15/43(a)	418	428,726
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	205	227,575
Vulcan Materials Co.
4.50%, 06/15/47	700	592,030
4.70%, 03/01/48	427	369,316
5.70%, 12/01/54	635	627,036
		13,242,219
Chemicals — 1.5%
Air Liquide Finance SA, 3.50%, 09/27/46(a)(b)	575	434,925
Air Products and Chemicals Inc.
2.70%, 05/15/40	653	477,210
2.80%, 05/15/50	831	517,902
Albemarle Corp.
5.45%, 12/01/44	357	306,988
5.65%, 06/01/52(a)	461	394,215
CF Industries Inc.
4.95%, 06/01/43	589	526,615
5.38%, 03/15/44	689	643,867
Dow Chemical Co. (The)
3.60%, 11/15/50	1,061	699,632
4.38%, 11/15/42	1,434	1,150,745
4.63%, 10/01/44	626	506,856
4.80%, 05/15/49	665	528,672
5.25%, 11/15/41	809	729,688
5.55%, 11/30/48(a)	739	664,578
5.60%, 02/15/54(a)	600	533,677
5.95%, 03/15/55	570	528,822
6.90%, 05/15/53(a)	835	876,842
9.40%, 05/15/39	496	640,278
DuPont de Nemours Inc.
5.32%, 11/15/38(a)	833	868,925
5.42%, 11/15/48	1,996	2,008,096
Eastman Chemical Co.
4.65%, 10/15/44	696	580,563
4.80%, 09/01/42	525	452,696
Ecolab Inc.
2.13%, 08/15/50	547	293,957
2.70%, 12/15/51(a)	820	499,544

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
2.75%, 08/18/55	$647	$384,307
3.95%, 12/01/47	406	324,354
5.50%, 12/08/41	409	413,626
FMC Corp.
4.50%, 10/01/49	483	359,739
6.38%, 05/18/53(a)	471	452,473
GC Treasury Center Co. Ltd., 4.30%, 03/18/51(b)	240	189,504
International Flavors & Fragrances Inc.
3.27%, 11/15/40(b)	344	256,377
3.47%, 12/01/50(a)(b)	692	460,963
4.38%, 06/01/47	345	268,737
5.00%, 09/26/48(a)	620	533,150
Linde Inc./CT
2.00%, 08/10/50	344	178,933
3.55%, 11/07/42	610	483,986
LYB International Finance BV
4.88%, 03/15/44(a)	819	690,196
5.25%, 07/15/43(a)	652	575,859
LYB International Finance III LLC
3.38%, 10/01/40	893	654,984
3.63%, 04/01/51(a)	958	621,371
3.80%, 10/01/60	713	446,368
4.20%, 10/15/49	886	637,669
4.20%, 05/01/50	1,025	741,964
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	944	725,691
Mosaic Co. (The)
4.88%, 11/15/41	225	199,156
5.63%, 11/15/43	565	542,014
Nutrien Ltd.
3.95%, 05/13/50	411	306,874
4.90%, 06/01/43	540	483,349
5.00%, 04/01/49	764	675,114
5.25%, 01/15/45	313	291,230
5.63%, 12/01/40	486	483,377
5.80%, 03/27/53	728	716,226
5.88%, 12/01/36	472	490,366
6.13%, 01/15/41	364	374,643
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48(b)	453	355,496
5.88%, 09/17/44(b)	659	552,175
6.75%, 09/19/42(b)	415	384,801
PPG Industries Inc., 5.50%, 11/15/40	275	275,068
RPM International Inc.
4.25%, 01/15/48	245	200,786
5.25%, 06/01/45	319	295,455
Sherwin-Williams Co. (The)
2.90%, 03/15/52(a)	538	325,547
3.30%, 05/15/50	434	291,344
3.80%, 08/15/49	501	370,999
4.00%, 12/15/42	329	267,855
4.50%, 06/01/47	1,269	1,069,338
4.55%, 08/01/45	363	308,933
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)(b)	616	412,073
4.25%, 01/22/50(b)	370	287,348
Westlake Corp.
2.88%, 08/15/41	364	247,387
3.13%, 08/15/51	594	361,650
3.38%, 08/15/61(a)	581	344,354
4.38%, 11/15/47	428	333,219
Security	Par (000)	Value
Chemicals (continued)
5.00%, 08/15/46(a)	$635	$552,984
		36,064,705
Commercial Services — 1.5%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41(a)(b)	150	124,784
American University (The), Series 2019, 3.67%, 04/01/49	430	319,940
Brown University, Series A, 2.92%, 09/01/50	493	320,727
California Endowment (The), Series 2021, 2.50%, 04/01/51	440	247,419
California Institute of Technology
3.65%, 09/01/2119	412	259,306
4.32%, 08/01/45	313	263,765
4.70%, 11/01/2111	285	228,810
Case Western Reserve University, 5.41%, 06/01/2122	265	244,285
Claremont Mckenna College, 3.78%, 01/01/2122	245	154,380
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(b)	420	356,821
5.63%, 09/25/48(b)	1,311	1,267,097
6.85%, 07/02/37(a)(b)	1,615	1,831,795
Duke University
3.20%, 10/01/38(a)	120	99,113
3.30%, 10/01/46	210	151,052
Series 2020, 2.68%, 10/01/44	312	222,361
Series 2020, 2.76%, 10/01/50	249	156,796
Series 2020, 2.83%, 10/01/55	492	301,569
Emory University, Series 2020, 2.97%, 09/01/50	346	222,575
Equifax Inc., 7.00%, 07/01/37	190	211,957
ERAC USA Finance LLC
4.20%, 11/01/46(b)	728	598,309
4.50%, 02/15/45(b)	496	427,490
5.40%, 05/01/53(a)(b)	860	824,152
5.63%, 03/15/42(b)	452	449,347
7.00%, 10/15/37(b)	1,115	1,288,975
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47	311	241,587
Series 2020, 2.42%, 06/01/50(a)	359	209,886
Series 2020, 2.82%, 06/01/70	475	264,191
George Washington University (The)
4.87%, 09/15/45(a)	377	337,852
Series 2014, 4.30%, 09/15/44	307	259,607
Series 2016, 3.55%, 09/15/46	354	261,690
Series 2018, 4.13%, 09/15/48	457	365,560
Georgetown University (The)
5.12%, 04/01/53(a)	235	216,601
Series 20A, 2.94%, 04/01/50	336	212,663
Series A, 5.22%, 10/01/2118	215	183,736
Series B, 4.32%, 04/01/49	177	143,930
Global Payments Inc.
4.15%, 08/15/49(a)	475	350,318
5.95%, 08/15/52(a)	615	584,859
Howard University, 5.21%, 10/01/52	225	195,700
ITR Concession Co. LLC, 5.28%, 07/15/40(b)	30	29,510
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	311	245,999
Series A, 2.81%, 01/01/60	280	163,128
Leland Stanford Junior University (The)
2.41%, 06/01/50	373	219,381
3.46%, 05/01/47	290	214,041
3.65%, 05/01/48	527	408,972
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Massachusetts Institute of Technology
3.07%, 04/01/52	$300	$199,213
3.89%, 07/01/2116(a)	465	317,297
3.96%, 07/01/38	189	172,364
4.68%, 07/01/2114(a)	449	371,603
5.60%, 07/01/2111	657	641,640
5.62%, 06/01/55	615	627,684
Series F, 2.99%, 07/01/50	414	275,111
Series G, 2.29%, 07/01/51	371	208,829
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	193	142,744
Moody's Corp.
2.55%, 08/18/60(a)	276	140,062
2.75%, 08/19/41	430	302,767
3.10%, 11/29/61	342	209,510
3.25%, 05/20/50	284	187,198
3.75%, 02/25/52	352	256,987
4.88%, 12/17/48	239	211,878
5.25%, 07/15/44	475	454,236
Northeastern University, Series 2020, 2.89%, 10/01/50	245	162,231
Northwestern University
3.69%, 12/01/38(a)	185	164,206
3.87%, 12/01/48(a)	190	148,160
4.64%, 12/01/44	545	514,498
4.94%, 12/01/35	40	40,675
Series 2017, 3.66%, 12/01/57(a)	247	176,592
Series 2020, 2.64%, 12/01/50	232	142,277
PayPal Holdings Inc.
3.25%, 06/01/50(a)	729	495,413
5.05%, 06/01/52	936	855,726
5.25%, 06/01/62	341	313,172
5.50%, 06/01/54(a)	280	270,924
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(b)	640	597,763
President and Fellows of Harvard College
2.52%, 10/15/50(a)	464	279,235
3.15%, 07/15/46	415	298,422
3.30%, 07/15/56	409	277,756
3.62%, 10/01/37(a)	187	165,709
3.75%, 11/15/52	454	343,075
4.88%, 10/15/40	275	267,703
5.26%, 03/15/36	10	10,373
6.50%, 01/15/39(b)	195	221,036
Quanta Services Inc., 3.05%, 10/01/41	593	425,999
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50(a)	747	441,720
S&P Global Inc.
2.30%, 08/15/60	615	307,509
3.25%, 12/01/49	500	347,046
3.70%, 03/01/52	872	650,388
3.90%, 03/01/62	311	230,125
4.50%, 05/15/48(a)	195	163,290
6.55%, 11/15/37	190	212,401
Thomas Jefferson University, 3.85%, 11/01/57	163	112,317
TR Finance LLC
5.65%, 11/23/43(a)	220	216,049
5.85%, 04/15/40	295	303,710
Trustees of Boston College
3.13%, 07/01/52	202	137,146
3.99%, 07/01/47	230	186,295
Security	Par (000)	Value
Commercial Services (continued)
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35(a)	$280	$271,602
Trustees of Dartmouth College, 3.47%, 06/01/46	280	206,073
Trustees of Princeton University (The)
4.20%, 03/01/52	250	206,541
5.70%, 03/01/39	209	223,094
Series 2020, 2.52%, 07/01/50(a)	420	255,960
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	274	172,075
4.67%, 09/01/2112	245	198,572
Series 2020, 2.40%, 10/01/50	270	155,554
Trustees of Tufts College
3.10%, 08/15/51	270	174,089
Series 2012, 5.02%, 04/15/2112(a)	200	166,805
University of Chicago (The)
3.00%, 10/01/52(a)	40	26,685
4.00%, 10/01/53	345	267,511
Series 20B, 2.76%, 04/01/45	190	148,427
Series C, 2.55%, 04/01/50	265	171,606
University of Miami, 4.06%, 04/01/52(a)	420	328,170
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	382	289,886
Series 2017, 3.39%, 02/15/48	328	239,742
University of Southern California
2.81%, 10/01/50	231	144,137
3.03%, 10/01/39	142	116,864
4.98%, 10/01/53(a)	465	425,049
5.25%, 10/01/2111(a)	262	238,616
Series 2017, 3.84%, 10/01/47	262	205,594
Series 21A, 2.95%, 10/01/51	349	222,737
Series A, 3.23%, 10/01/2120(a)	270	152,488
Verisk Analytics Inc.
3.63%, 05/15/50(a)	335	239,164
5.13%, 02/15/36	550	546,384
5.50%, 06/15/45	263	253,354
Washington University (The)
3.52%, 04/15/54	455	324,123
4.35%, 04/15/2122	427	319,571
Wesleyan University, 4.78%, 07/01/2116	201	158,233
William Marsh Rice University
3.57%, 05/15/45	323	253,717
3.77%, 05/15/55	255	190,132
Yale University, Series 2020, 2.40%, 04/15/50(a)	421	247,563
		37,420,218
Computers — 2.0%
Apple Inc.
2.38%, 02/08/41	1,325	927,801
2.40%, 08/20/50	1,425	835,880
2.55%, 08/20/60	1,469	832,822
2.65%, 05/11/50	2,570	1,591,623
2.65%, 02/08/51	2,894	1,775,668
2.70%, 08/05/51(a)	1,811	1,118,619
2.80%, 02/08/61	1,550	906,885
2.85%, 08/05/61	1,205	710,192
2.95%, 09/11/49	1,683	1,117,506
3.45%, 02/09/45	1,825	1,414,206
3.75%, 09/12/47	1,230	964,807
3.75%, 11/13/47	1,307	1,030,283
3.85%, 05/04/43(a)	2,709	2,263,997
3.85%, 08/04/46	2,611	2,110,454
3.95%, 08/08/52(a)	1,790	1,408,126

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.10%, 08/08/62	$1,070	$838,218
4.25%, 02/09/47	1,145	980,763
4.38%, 05/13/45	1,842	1,626,618
4.45%, 05/06/44(a)	952	873,694
4.50%, 02/23/36(a)	934	937,622
4.65%, 02/23/46	3,898	3,565,502
4.85%, 05/10/53(a)	1,516	1,432,689
Dell Inc.
5.40%, 09/10/40	188	182,741
6.50%, 04/15/38	195	206,800
Dell International LLC/EMC Corp.
3.38%, 12/15/41	915	681,153
3.45%, 12/15/51(a)	644	439,868
8.10%, 07/15/36	866	1,048,691
8.35%, 07/15/46(a)	520	661,298
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	1,280	1,182,049
6.20%, 10/15/35(a)	420	449,709
6.35%, 10/15/45	1,368	1,409,535
HP Inc., 6.00%, 09/15/41(a)	1,042	1,059,312
IBM International Capital Pte Ltd.
5.25%, 02/05/44	880	843,798
5.30%, 02/05/54	1,268	1,174,026
International Business Machines Corp.
2.85%, 05/15/40	524	387,841
2.95%, 05/15/50	802	506,931
3.43%, 02/09/52	656	446,803
4.00%, 06/20/42	979	810,378
4.15%, 05/15/39	1,916	1,689,416
4.25%, 05/15/49(a)	2,848	2,281,896
4.70%, 02/19/46	407	358,290
4.90%, 07/27/52	815	717,338
5.10%, 02/06/53	646	585,705
5.60%, 11/30/39	785	810,019
7.13%, 12/01/96(a)	527	624,848
Series .., 5.70%, 02/10/55	1,030	1,011,481
Kyndryl Holdings Inc., 4.10%, 10/15/41	461	362,629
		49,196,530
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47	414	321,399
4.00%, 08/15/45	544	444,184
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49(a)	552	353,521
3.70%, 08/15/42	174	133,076
4.15%, 03/15/47	448	352,398
4.38%, 06/15/45	316	260,397
5.15%, 05/15/53	540	510,618
6.00%, 05/15/37	235	251,630
Haleon U.S. Capital LLC, 4.00%, 03/24/52(a)	907	696,080
Kenvue Inc.
5.05%, 03/22/53	1,380	1,260,670
5.10%, 03/22/43(a)	675	647,139
5.20%, 03/22/63	755	687,577
Procter & Gamble Co. (The)
3.50%, 10/25/47	360	272,867
3.55%, 03/25/40	396	340,534
3.60%, 03/25/50	418	315,087
5.55%, 03/05/37	600	646,891
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	$601	$363,318
		7,857,386
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46	380	295,166
4.20%, 05/15/47	367	298,625
4.60%, 06/15/45	827	732,696
		1,326,487
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	1,682	1,354,305
American Express Co., 4.05%, 12/03/42(a)	316	267,069
Apollo Global Management Inc., 5.80%, 05/21/54	702	690,543
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)(b)	482	332,430
Ares Management Corp., 5.60%, 10/11/54	680	639,086
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(a)(b)	443	267,127
2.85%, 08/05/51(a)(b)	585	357,181
3.20%, 01/30/52(a)(b)	708	464,243
3.50%, 09/10/49(a)(b)	383	269,124
4.00%, 10/02/47(b)	320	247,837
4.45%, 07/15/45(a)(b)	495	416,618
5.00%, 06/15/44(a)(b)	516	471,428
6.25%, 08/15/42(a)(b)	235	242,816
Blue Owl Finance LLC, 4.13%, 10/07/51	360	253,199
Brookfield Finance Inc.
3.50%, 03/30/51	603	414,531
3.63%, 02/15/52	268	185,974
4.70%, 09/20/47	830	713,112
5.97%, 03/04/54	900	901,422
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	605	410,778
CI Financial Corp., 4.10%, 06/15/51(a)	330	234,807
CME Group Inc.
4.15%, 06/15/48(a)	797	663,076
5.30%, 09/15/43	801	801,689
FMR LLC
5.15%, 02/01/43(b)	390	366,608
6.45%, 11/15/39(b)	695	766,823
6.50%, 12/14/40(b)	442	490,080
Franklin Resources Inc., 2.95%, 08/12/51	385	235,579
Invesco Finance PLC, 5.38%, 11/30/43	433	413,260
Jefferies Financial Group Inc.
6.25%, 01/15/36	482	506,206
6.50%, 01/20/43	512	532,747
6.63%, 10/23/43(a)	278	288,618
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	516	496,652
Legg Mason Inc., 5.63%, 01/15/44	640	629,509
LSEGA Financing PLC, 3.20%, 04/06/41(b)	965	730,941
Mastercard Inc.
2.95%, 03/15/51	553	358,373
3.65%, 06/01/49	679	511,115
3.80%, 11/21/46	642	506,680
3.85%, 03/26/50	1,301	1,007,645
3.95%, 02/26/48	539	430,384
Nasdaq Inc.
2.50%, 12/21/40	909	632,775
3.25%, 04/28/50	557	375,380
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.95%, 03/07/52	$496	$371,215
5.95%, 08/15/53	665	677,695
6.10%, 06/28/63	760	779,376
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)(b)	346	296,106
Raymond James Financial Inc.
3.75%, 04/01/51	731	534,630
4.95%, 07/15/46	805	726,809
Visa Inc.
2.00%, 08/15/50(a)	1,567	838,362
2.70%, 04/15/40	827	627,873
3.65%, 09/15/47	685	529,047
4.15%, 12/14/35	1,236	1,181,631
4.30%, 12/14/45	3,215	2,781,663
Voya Financial Inc.
4.80%, 06/15/46	314	273,340
5.70%, 07/15/43	312	306,821
Western Union Co. (The)
6.20%, 11/17/36(a)	314	319,475
6.20%, 06/21/40	219	218,448
		30,340,261
Electric — 13.2%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51(b)	927	650,539
4.00%, 10/03/49(b)	633	497,829
4.75%, 03/09/37(b)	655	639,752
6.50%, 10/27/36(b)	1,015	1,149,074
AEP Texas Inc.
3.45%, 05/15/51	303	201,610
3.80%, 10/01/47	153	112,422
5.25%, 05/15/52	465	413,301
Series G, 4.15%, 05/01/49	346	263,006
Series H, 3.45%, 01/15/50	467	315,426
AEP Transmission Co. LLC
3.15%, 09/15/49	365	243,436
3.75%, 12/01/47	569	429,803
3.80%, 06/15/49	299	222,043
4.00%, 12/01/46	350	276,268
4.25%, 09/15/48	366	296,347
4.50%, 06/15/52	450	376,616
5.40%, 03/15/53	635	608,303
Series M, 3.65%, 04/01/50	442	324,146
Series N, 2.75%, 08/15/51	421	258,012
Alabama Power Co.
3.00%, 03/15/52	619	396,481
3.13%, 07/15/51	583	382,988
3.45%, 10/01/49	720	509,125
3.75%, 03/01/45	728	565,104
3.85%, 12/01/42	245	196,582
4.10%, 01/15/42(a)	230	192,546
4.15%, 08/15/44	354	291,437
4.30%, 01/02/46	400	333,528
5.50%, 03/15/41(a)	243	242,437
6.00%, 03/01/39	482	516,811
6.13%, 05/15/38	300	327,818
Series 11-C, 5.20%, 06/01/41(a)	250	243,201
Series A, 4.30%, 07/15/48(a)	404	334,968
Series B, 3.70%, 12/01/47	575	434,498
Alfa Desarrollo SpA, 4.55%, 09/27/51(a)(b)	732	576,617
Ameren Illinois Co.
2.90%, 06/15/51	386	239,666
Security	Par (000)	Value
Electric (continued)
3.25%, 03/15/50	$262	$175,967
3.70%, 12/01/47	442	334,265
4.15%, 03/15/46	490	401,036
4.30%, 07/01/44(a)	205	171,251
4.50%, 03/15/49	493	416,017
4.80%, 12/15/43(a)	265	235,420
5.55%, 07/01/54	420	411,827
5.63%, 03/01/55(a)	385	383,488
5.90%, 12/01/52	333	339,889
American Electric Power Co. Inc., 3.25%, 03/01/50	402	262,429
American Transmission Systems Inc., 5.00%, 09/01/44(b)	281	256,803
Appalachian Power Co.
4.40%, 05/15/44	268	221,152
4.45%, 06/01/45	266	217,862
7.00%, 04/01/38	449	503,983
Series L, 5.80%, 10/01/35	185	190,137
Series P, 6.70%, 08/15/37	200	218,948
Series Y, 4.50%, 03/01/49	330	267,919
Series Z, 3.70%, 05/01/50	435	305,425
Arizona Public Service Co.
2.65%, 09/15/50	265	156,919
3.35%, 05/15/50	390	265,772
3.50%, 12/01/49(a)	347	238,130
3.75%, 05/15/46	173	130,216
4.20%, 08/15/48	357	280,827
4.25%, 03/01/49	418	330,750
4.35%, 11/15/45	604	494,583
4.50%, 04/01/42	361	310,934
4.70%, 01/15/44	215	182,225
5.05%, 09/01/41	271	250,686
5.50%, 09/01/35	140	141,357
5.90%, 08/15/55	435	433,356
Atlantica Transmision Sur SA, 6.88%, 04/30/43(b)	179	190,727
Avista Corp.
4.00%, 04/01/52	188	141,382
4.35%, 06/01/48	481	391,114
Baltimore Gas & Electric Co.
2.90%, 06/15/50	478	300,590
3.20%, 09/15/49	410	274,630
3.50%, 08/15/46	529	387,960
3.75%, 08/15/47	365	276,485
4.25%, 09/15/48	395	316,452
4.55%, 06/01/52(a)	531	447,512
5.40%, 06/01/53	709	670,348
5.65%, 06/01/54	445	441,371
6.35%, 10/01/36	315	347,875
Basin Electric Power Cooperative, 4.75%, 04/26/47(a)(b)	342	295,423
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	1,424	869,353
3.80%, 07/15/48	892	669,851
4.25%, 10/15/50	928	734,552
4.45%, 01/15/49	988	814,348
4.50%, 02/01/45	641	552,337
4.60%, 05/01/53	1,059	879,135
5.15%, 11/15/43	648	615,838
5.95%, 05/15/37	539	573,488
6.13%, 04/01/36	1,532	1,651,690
Black Hills Corp.
3.88%, 10/15/49	357	258,915

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.20%, 09/15/46	$360	$280,260
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	199	212,414
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	184	167,052
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	318	245,402
3.60%, 03/01/52	404	291,192
3.95%, 03/01/48	681	532,641
4.50%, 04/01/44	572	495,879
5.30%, 04/01/53(a)	275	261,252
Series AC, 4.25%, 02/01/49	503	407,970
Series AD, 2.90%, 07/01/50	216	136,707
Series AF, 3.35%, 04/01/51	547	372,575
Series AJ, 4.85%, 10/01/52	267	236,193
CEZ A/S, 5.63%, 04/03/42(b)	463	414,701
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	379	324,490
Cleco Power LLC
6.00%, 12/01/40	195	200,393
6.50%, 12/01/35(a)	165	180,560
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	216	225,124
CMS Energy Corp.
4.70%, 03/31/43	230	198,229
4.88%, 03/01/44	251	221,652
Comision Federal de Electricidad
4.68%, 02/09/51(a)(b)	542	388,197
5.75%, 02/14/42(a)(b)	706	638,636
6.13%, 06/16/45(a)(b)	515	465,302
6.26%, 02/15/52(b)	390	350,755
Commonwealth Edison Co.
3.00%, 03/01/50	648	416,973
3.65%, 06/15/46	555	420,043
3.70%, 03/01/45	413	319,827
3.80%, 10/01/42	360	286,304
4.00%, 03/01/48	826	651,646
4.00%, 03/01/49	413	319,759
4.35%, 11/15/45	458	384,278
4.60%, 08/15/43	320	283,297
4.70%, 01/15/44	272	242,024
5.30%, 02/01/53	589	551,468
5.65%, 06/01/54	565	556,461
5.95%, 06/01/55	610	626,853
6.45%, 01/15/38	374	415,092
Series 123, 3.75%, 08/15/47	602	454,240
Series 127, 3.20%, 11/15/49	380	254,791
Series 130, 3.13%, 03/15/51	764	496,021
Series 131, 2.75%, 09/01/51	485	290,389
Series 133, 3.85%, 03/15/52	625	464,449
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	732	576,709
4.30%, 04/15/44	444	377,763
5.25%, 01/15/53	391	365,183
6.35%, 06/01/36	150	163,792
Series A, 4.15%, 06/01/45	192	157,598
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51	523	343,714
3.60%, 06/15/61	688	463,508
3.70%, 11/15/59	572	395,651
3.85%, 06/15/46	762	592,582
Security	Par (000)	Value
Electric (continued)
3.95%, 03/01/43	$617	$498,768
4.45%, 03/15/44	771	664,254
4.50%, 12/01/45	526	450,041
4.50%, 05/15/58	659	531,521
4.63%, 12/01/54	883	739,372
5.70%, 06/15/40	450	461,448
5.70%, 05/15/54(a)	1,043	1,031,202
5.90%, 11/15/53	1,040	1,061,093
6.15%, 11/15/52	610	637,833
Series 06-A, 5.85%, 03/15/36(a)	265	281,349
Series 06-B, 6.20%, 06/15/36	355	385,110
Series 06-E, 5.70%, 12/01/36(a)	202	211,397
Series 07-A, 6.30%, 08/15/37	474	519,400
Series 08-B, 6.75%, 04/01/38	445	505,740
Series 09-C, 5.50%, 12/01/39	520	525,383
Series 12-A, 4.20%, 03/15/42	353	299,321
Series 2017, 3.88%, 06/15/47	770	588,308
Series 20B, 3.95%, 04/01/50	903	698,038
Series A, 4.13%, 05/15/49	621	486,739
Series C, 3.00%, 12/01/60	435	256,144
Series C, 4.00%, 11/15/57	324	239,322
Series C, 4.30%, 12/01/56	463	362,437
Series E, 4.65%, 12/01/48	604	519,647
Consorcio Transmantaro SA, 5.20%, 04/11/38(b)	572	557,846
Constellation Energy Generation LLC
5.60%, 06/15/42	604	592,883
5.75%, 10/01/41	425	428,230
5.75%, 03/15/54	890	870,233
6.25%, 10/01/39	647	693,970
6.50%, 10/01/53	654	704,842
Consumers Energy Co.
3.10%, 08/15/50	562	373,746
3.25%, 08/15/46	665	477,855
3.50%, 08/01/51	431	312,919
3.75%, 02/15/50	340	252,691
3.95%, 05/15/43	339	277,158
3.95%, 07/15/47	360	282,923
4.05%, 05/15/48	531	426,849
4.10%, 11/15/45	150	121,989
4.20%, 09/01/52	300	241,062
4.35%, 04/15/49	504	418,394
4.35%, 08/31/64	296	223,563
Dayton Power & Light Co. (The), 3.95%, 06/15/49	458	334,044
Delmarva Power & Light Co.
4.00%, 06/01/42	243	199,537
4.15%, 05/15/45(a)	206	168,486
Dominion Energy Inc.
4.70%, 12/01/44	462	396,656
4.85%, 08/15/52(a)	485	408,644
7.00%, 06/15/38	353	401,828
Series A, 4.60%, 03/15/49	441	362,479
Series B, 3.30%, 04/15/41	477	356,462
Series C, 4.05%, 09/15/42	509	407,313
Series C, 4.90%, 08/01/41	467	420,432
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	243	214,363
5.10%, 06/01/65(a)	436	384,675
5.45%, 02/01/41	287	284,428
6.05%, 01/15/38	588	626,715
6.25%, 10/15/53	515	553,213
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
DTE Electric Co.
2.95%, 03/01/50	$500	$324,441
3.70%, 03/15/45	427	330,089
3.70%, 06/01/46	344	261,064
3.75%, 08/15/47	460	350,004
3.95%, 06/15/42	215	175,487
3.95%, 03/01/49	586	458,394
4.30%, 07/01/44	308	258,561
5.40%, 04/01/53(a)	381	368,353
5.70%, 10/01/37	188	197,965
5.85%, 05/15/55(a)	620	633,838
Series A, 4.00%, 04/01/43(a)	281	231,023
Series A, 4.05%, 05/15/48	505	407,182
Series A, 6.63%, 06/01/36	165	185,419
Series B, 3.25%, 04/01/51	307	209,646
Series B, 3.65%, 03/01/52	465	336,972
Duke Energy Carolinas LLC
3.20%, 08/15/49	896	603,491
3.45%, 04/15/51	592	413,670
3.55%, 03/15/52	763	541,910
3.70%, 12/01/47	647	485,067
3.75%, 06/01/45	472	365,046
3.88%, 03/15/46	641	497,475
3.95%, 03/15/48	583	454,500
4.00%, 09/30/42	528	436,544
4.25%, 12/15/41	609	525,328
5.30%, 02/15/40	830	831,451
5.35%, 01/15/53	858	813,625
5.40%, 01/15/54(a)	857	826,056
6.00%, 01/15/38	536	574,613
6.05%, 04/15/38	689	739,744
6.10%, 06/01/37	472	505,328
Duke Energy Corp.
3.30%, 06/15/41	671	505,588
3.50%, 06/15/51(a)	771	523,264
3.75%, 09/01/46	1,388	1,034,540
3.95%, 08/15/47	661	499,710
4.20%, 06/15/49	593	458,319
4.80%, 12/15/45	666	574,047
5.00%, 08/15/52	990	863,499
5.80%, 06/15/54	700	682,239
6.10%, 09/15/53	578	587,161
Duke Energy Florida LLC
3.00%, 12/15/51	583	367,872
3.40%, 10/01/46	688	494,231
3.85%, 11/15/42	455	363,862
4.20%, 07/15/48	429	343,918
5.65%, 04/01/40	411	425,582
5.95%, 11/15/52	485	497,235
6.20%, 11/15/53	665	704,999
6.35%, 09/15/37	574	628,111
6.40%, 06/15/38	1,044	1,156,301
Duke Energy Indiana LLC
2.75%, 04/01/50	803	492,259
3.75%, 05/15/46	586	448,681
5.40%, 04/01/53	525	499,420
5.90%, 05/15/55	245	249,394
6.12%, 10/15/35	360	389,499
6.35%, 08/15/38	490	539,097
6.45%, 04/01/39	570	630,424
Series UUU, 4.20%, 03/15/42	124	103,432
Security	Par (000)	Value
Electric (continued)
Series WWW, 4.90%, 07/15/43	$326	$295,382
Series YYY, 3.25%, 10/01/49(a)	651	441,546
Duke Energy Ohio Inc.
3.70%, 06/15/46	279	209,353
4.30%, 02/01/49	479	385,913
5.55%, 03/15/54	330	320,408
5.65%, 04/01/53	370	362,388
Duke Energy Progress LLC
2.50%, 08/15/50	700	406,659
2.90%, 08/15/51	534	330,337
3.60%, 09/15/47	571	418,040
3.70%, 10/15/46	574	431,987
4.00%, 04/01/52	478	365,188
4.10%, 05/15/42	462	387,714
4.10%, 03/15/43	421	348,198
4.15%, 12/01/44	468	385,867
4.20%, 08/15/45	730	603,384
4.38%, 03/30/44	336	283,877
5.35%, 03/15/53	585	551,132
5.55%, 03/15/55	660	642,170
6.30%, 04/01/38	353	385,504
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	696	770,472
El Paso Electric Co., 5.00%, 12/01/44	248	213,599
Electricite de France SA
4.75%, 10/13/35(a)(b)	418	411,183
4.88%, 09/21/38(b)	541	505,120
4.88%, 01/22/44(b)	908	792,000
4.95%, 10/13/45(b)	1,051	925,227
5.00%, 09/21/48(b)	1,214	1,060,601
5.25%, 10/13/55(a)(b)	316	271,856
5.60%, 01/27/40(b)	848	846,095
6.00%, 04/22/64(b)	1,065	1,008,709
6.00%, 01/22/2114(b)	574	545,017
6.38%, 01/13/55(b)	700	701,914
6.90%, 05/23/53(a)(b)	925	989,875
6.95%, 01/26/39(b)	1,595	1,772,923
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(b)	145	153,988
Emera U.S. Finance LP, 4.75%, 06/15/46	1,319	1,099,146
Enel Finance America LLC, 2.88%, 07/12/41(b)	621	434,552
Enel Finance International NV
4.75%, 05/25/47(b)	1,546	1,316,010
5.50%, 06/15/52(a)(b)	990	917,354
6.00%, 10/07/39(a)(b)	1,294	1,338,019
6.80%, 09/15/37(a)(b)	851	947,314
7.75%, 10/14/52(b)	764	919,121
Engie SA, 5.88%, 04/10/54(b)	20	20,093
Entergy Arkansas LLC
2.65%, 06/15/51	807	473,781
3.35%, 06/15/52	415	281,926
4.20%, 04/01/49	478	377,917
4.95%, 12/15/44	215	194,187
5.75%, 06/01/54	475	472,892
Entergy Corp., 3.75%, 06/15/50	590	420,071
Entergy Louisiana LLC
2.90%, 03/15/51	770	477,310
3.10%, 06/15/41	428	317,620
4.20%, 09/01/48	807	647,611
4.20%, 04/01/50	478	378,011
4.75%, 09/15/52	512	439,705

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.95%, 01/15/45	$307	$273,725
5.70%, 03/15/54	710	693,417
5.80%, 03/15/55(a)	715	711,455
Entergy Mississippi LLC
3.50%, 06/01/51	479	326,900
3.85%, 06/01/49	451	337,641
5.80%, 04/15/55	590	587,370
5.85%, 06/01/54	330	327,244
Entergy Texas Inc.
3.55%, 09/30/49	505	356,622
4.50%, 03/30/39	198	180,985
5.00%, 09/15/52	396	349,877
5.15%, 06/01/45(a)	200	185,154
5.55%, 09/15/54	430	409,641
5.80%, 09/01/53	407	401,072
Evergy Kansas Central Inc.
3.25%, 09/01/49	290	190,967
3.45%, 04/15/50	470	325,386
4.10%, 04/01/43	464	380,047
4.13%, 03/01/42	291	242,354
4.25%, 12/01/45	288	236,897
4.63%, 09/01/43	229	196,090
5.70%, 03/15/53	194	190,824
Evergy Kansas South Inc., 4.30%, 07/15/44(a)(b)	254	208,558
Evergy Metro Inc.
4.20%, 06/15/47	351	283,049
4.20%, 03/15/48	360	286,282
5.30%, 10/01/41	381	368,208
Series 2019, 4.13%, 04/01/49	395	308,849
Series B, 6.05%, 11/15/35(a)	170	183,340
Eversource Energy, 3.45%, 01/15/50(a)	648	450,234
Exelon Corp.
4.10%, 03/15/52	582	441,823
4.45%, 04/15/46	539	448,292
4.70%, 04/15/50	666	555,117
5.10%, 06/15/45	634	579,246
5.60%, 03/15/53	1,010	956,804
5.88%, 03/15/55	500	494,401
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	485	498,322
FirstEnergy Corp.
Series C, 3.40%, 03/01/50(a)	835	560,681
Series C, 4.85%, 07/15/47	635	545,845
FirstEnergy Pennsylvania Electric Co., 6.15%, 10/01/38(a)	189	203,635
FirstEnergy Transmission LLC
4.55%, 04/01/49(b)	490	406,487
5.45%, 07/15/44(b)	381	364,716
Florida Power & Light Co.
2.88%, 12/04/51(a)	1,335	834,559
3.15%, 10/01/49	835	559,904
3.70%, 12/01/47	753	568,407
3.80%, 12/15/42	369	299,562
3.95%, 03/01/48	999	791,693
3.99%, 03/01/49	575	450,038
4.05%, 06/01/42	582	487,687
4.05%, 10/01/44	441	362,395
4.13%, 02/01/42(a)	580	492,866
4.13%, 06/01/48	552	445,224
5.13%, 06/01/41	250	238,281
5.25%, 02/01/41	292	287,378
Security	Par (000)	Value
Electric (continued)
5.30%, 04/01/53	$763	$727,282
5.60%, 06/15/54	843	834,974
5.65%, 02/01/37	400	417,380
5.69%, 03/01/40	531	551,914
5.70%, 03/15/55	970	971,036
5.80%, 03/15/65	680	688,472
5.95%, 02/01/38	632	678,004
5.96%, 04/01/39	332	353,121
Georgia Power Co.
4.30%, 03/15/42	865	747,739
4.30%, 03/15/43	364	309,278
5.13%, 05/15/52(a)	665	618,102
5.40%, 06/01/40	247	251,396
Series 10-C, 4.75%, 09/01/40	723	675,994
Series A, 3.25%, 03/15/51	677	457,375
Series B, 3.70%, 01/30/50	539	398,202
Great River Energy, 6.25%, 07/01/38(b)	35	36,492
Iberdrola International BV, 6.75%, 07/15/36	270	308,679
Idaho Power Co.
3.65%, 03/01/45(a)	169	124,678
5.50%, 03/15/53	390	374,903
5.70%, 03/15/55	300	296,805
5.80%, 04/01/54	155	155,085
Series K, 4.20%, 03/01/48	520	418,207
Indiana Michigan Power Co.
3.25%, 05/01/51	285	184,828
4.25%, 08/15/48	465	370,859
5.63%, 04/01/53	465	450,916
6.05%, 03/15/37	233	250,894
Series K, 4.55%, 03/15/46	450	383,040
Series L, 3.75%, 07/01/47	380	283,815
Indianapolis Power & Light Co.
4.05%, 05/01/46(b)	390	307,187
4.70%, 09/01/45(a)(b)	266	225,677
5.70%, 04/01/54(a)(b)	485	474,238
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(b)	715	540,897
4.88%, 01/14/48(b)	472	365,236
Interchile SA, 4.50%, 06/30/56(b)	1,050	867,493
International Transmission Co., 4.63%, 08/15/43	145	125,181
Interstate Power & Light Co.
3.10%, 11/30/51(a)	188	119,712
3.50%, 09/30/49(a)	321	223,966
3.70%, 09/15/46	289	212,227
4.70%, 10/15/43	133	115,361
5.45%, 09/30/54	220	208,104
6.25%, 07/15/39(a)	205	218,216
ITC Holdings Corp., 5.30%, 07/01/43(a)	263	245,472
Jersey Central Power & Light Co., 6.15%, 06/01/37(a)	231	249,314
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	199	187,939
Kentucky Utilities Co.
3.30%, 06/01/50	371	250,303
4.38%, 10/01/45	524	440,461
5.13%, 11/01/40	747	726,279
5.85%, 08/15/55	560	555,933
Series 1, 4.65%, 11/15/43	212	183,447
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	176	182,444
Louisville Gas & Electric Co.
4.25%, 04/01/49	431	342,564
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.38%, 10/01/45	$150	$126,098
4.65%, 11/15/43(a)	232	200,721
5.13%, 11/15/40	370	359,645
Louisville Gas and Electric Co., Series ., 5.85%, 08/15/55	740	734,302
Majapahit Holding BV, 7.88%, 06/29/37(b)	55	66,823
Massachusetts Electric Co.
4.00%, 08/15/46(b)	595	469,736
5.87%, 02/26/54(a)(b)	260	256,021
5.90%, 11/15/39(b)	567	584,382
MidAmerican Energy Co.
2.70%, 08/01/52	615	374,763
3.15%, 04/15/50	833	557,692
3.65%, 08/01/48	855	633,932
3.95%, 08/01/47	637	499,794
4.25%, 05/01/46	431	356,575
4.25%, 07/15/49	864	699,147
4.40%, 10/15/44	370	316,904
4.80%, 09/15/43	326	295,238
5.30%, 02/01/55	790	744,120
5.75%, 11/01/35	196	207,814
5.80%, 10/15/36	300	320,720
5.85%, 09/15/54(a)	1,100	1,129,490
Minejesa Capital BV, 5.63%, 08/10/37(b)	478	473,086
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	388	333,852
Series B, 3.10%, 07/30/51	345	225,300
Monongahela Power Co., 5.40%, 12/15/43(b)	634	617,475
Narragansett Electric Co. (The)
4.17%, 12/10/42(a)(b)	237	193,055
5.64%, 03/15/40(b)	183	186,235
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49	329	272,797
4.40%, 11/01/48	413	346,924
Nevada Power Co.
5.38%, 09/15/40	215	212,513
5.45%, 05/15/41(a)	260	254,352
5.90%, 05/01/53	467	462,895
6.00%, 03/15/54	530	534,687
Series EE, 3.13%, 08/01/50	364	231,130
Series N, 6.65%, 04/01/36	291	321,977
Series R, 6.75%, 07/01/37	355	397,949
New England Power Co.
2.81%, 10/06/50(a)(b)	258	157,412
3.80%, 12/05/47(b)	409	312,374
5.94%, 11/25/52(b)	215	215,416
New York State Electric & Gas Corp., 3.30%, 09/15/49(a)(b)	245	159,782
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52	624	386,282
5.11%, 09/29/57(b)	15	12,907
5.25%, 02/28/53(a)	1,000	915,391
5.55%, 03/15/54(a)	813	771,899
5.90%, 03/15/55	805	801,839
Niagara Mohawk Power Corp.
3.03%, 06/27/50(a)(b)	419	260,452
4.12%, 11/28/42(a)(b)	305	254,634
5.66%, 01/17/54(b)	580	553,640
5.78%, 09/16/52(b)	395	384,081
6.00%, 07/03/55(b)	975	968,993
Northern States Power Co., 5.65%, 05/15/55	635	629,751
Security	Par (000)	Value
Electric (continued)
Northern States Power Co./MN
2.60%, 06/01/51	$616	$369,877
2.90%, 03/01/50	810	523,143
3.20%, 04/01/52	656	445,868
3.40%, 08/15/42	523	400,079
3.60%, 05/15/46	157	117,841
3.60%, 09/15/47	652	486,321
4.00%, 08/15/45	305	247,114
4.13%, 05/15/44	238	198,831
4.50%, 06/01/52	650	545,987
4.85%, 08/15/40	255	238,035
5.10%, 05/15/53(a)	708	649,873
5.35%, 11/01/39	268	274,355
5.40%, 03/15/54	810	783,221
6.20%, 07/01/37	348	381,535
6.25%, 06/01/36	301	331,820
Northern States Power Co./WI, 5.65%, 06/15/54	735	734,276
NorthWestern Corp., 4.18%, 11/15/44	363	296,158
NSTAR Electric Co.
3.10%, 06/01/51(a)	227	149,523
4.40%, 03/01/44	276	235,275
4.55%, 06/01/52	440	364,552
4.95%, 09/15/52	347	308,580
5.50%, 03/15/40	167	169,249
Oglethorpe Power Corp.
3.75%, 08/01/50	325	228,523
4.20%, 12/01/42	199	158,834
4.25%, 04/01/46(a)	315	244,990
4.50%, 04/01/47	505	414,256
4.55%, 06/01/44	205	170,702
5.05%, 10/01/48	570	506,002
5.25%, 09/01/50	275	247,001
5.38%, 11/01/40	420	409,506
5.80%, 06/01/54(a)	300	289,605
5.90%, 02/01/55	315	308,531
5.95%, 11/01/39	223	230,116
6.20%, 12/01/53	370	378,556
Ohio Edison Co.
6.88%, 07/15/36	265	300,251
8.25%, 10/15/38(a)	210	270,364
Ohio Power Co.
4.00%, 06/01/49	442	330,600
4.15%, 04/01/48	395	303,988
Series F, 5.85%, 10/01/35	185	191,815
Series R, 2.90%, 10/01/51	625	375,746
Oklahoma Gas & Electric Co.
3.85%, 08/15/47	330	255,797
3.90%, 05/01/43(a)	210	171,180
4.00%, 12/15/44	210	168,764
4.15%, 04/01/47	341	275,929
4.55%, 03/15/44	206	180,058
5.25%, 05/15/41(a)	150	147,733
5.60%, 04/01/53	407	394,704
5.80%, 04/01/55	360	359,437
5.85%, 06/01/40	140	146,957
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	472	279,174
3.10%, 09/15/49	593	388,105
3.70%, 05/15/50	401	289,448
3.75%, 04/01/45	494	381,430
3.80%, 09/30/47	453	344,169

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.80%, 06/01/49	$483	$358,573
4.10%, 11/15/48	499	394,200
4.55%, 12/01/41	155	137,429
4.60%, 06/01/52	396	326,636
4.95%, 09/15/52	843	749,007
5.25%, 09/30/40	501	493,774
5.30%, 06/01/42	397	383,627
5.35%, 10/01/52(a)	285	266,915
5.55%, 06/15/54	700	678,405
5.80%, 04/01/55(b)	540	540,037
7.50%, 09/01/38	293	352,906
Pacific Gas and Electric Co.
3.30%, 08/01/40	861	636,728
3.50%, 08/01/50	1,900	1,246,163
3.75%, 08/15/42	303	221,231
3.95%, 12/01/47	879	634,878
4.00%, 12/01/46	701	508,287
4.20%, 06/01/41	338	267,265
4.25%, 03/15/46	562	422,571
4.30%, 03/15/45	570	437,774
4.45%, 04/15/42	371	296,428
4.50%, 07/01/40	1,781	1,519,948
4.50%, 12/15/41(a)	214	171,498
4.60%, 06/15/43	325	264,108
4.75%, 02/15/44	514	425,737
4.95%, 07/01/50	2,830	2,343,274
5.25%, 03/01/52	657	559,941
5.90%, 10/01/54	972	908,891
6.15%, 03/01/55	1,055	1,020,867
6.70%, 04/01/53	903	932,860
6.75%, 01/15/53	1,680	1,734,228
PacifiCorp
2.90%, 06/15/52	1,092	643,459
3.30%, 03/15/51	763	486,923
4.10%, 02/01/42	400	320,040
4.13%, 01/15/49	550	417,466
4.15%, 02/15/50	597	452,299
5.35%, 12/01/53	1,047	936,438
5.50%, 05/15/54	1,270	1,161,314
5.75%, 04/01/37	540	551,985
5.80%, 01/15/55	1,424	1,346,601
6.00%, 01/15/39(a)	604	622,696
6.10%, 08/01/36	345	364,180
6.25%, 10/15/37	523	553,126
6.35%, 07/15/38(a)	245	260,232
PECO Energy Co.
2.80%, 06/15/50	387	240,138
2.85%, 09/15/51	545	337,725
3.00%, 09/15/49	355	230,997
3.05%, 03/15/51	380	243,413
3.70%, 09/15/47	358	269,246
3.90%, 03/01/48	619	483,842
4.15%, 10/01/44	299	247,508
4.38%, 08/15/52	462	377,920
4.60%, 05/15/52	400	343,813
4.80%, 10/15/43	250	223,567
5.25%, 09/15/54	605	568,373
5.95%, 10/01/36	216	231,478
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(a)(b)	965	710,532
Security	Par (000)	Value
Electric (continued)
4.38%, 02/05/50(b)	$495	$391,044
4.88%, 07/17/49(b)	708	597,966
5.25%, 10/24/42(b)	995	917,851
5.25%, 05/15/47(a)(b)	565	509,730
6.15%, 05/21/48(a)(b)	845	852,101
6.25%, 01/25/49(b)	660	674,806
Potomac Electric Power Co.
4.15%, 03/15/43	541	449,704
5.50%, 03/15/54	345	331,883
6.50%, 11/15/37	400	446,283
7.90%, 12/15/38(a)	195	250,310
PPL Electric Utilities Corp.
3.00%, 10/01/49	390	254,075
3.95%, 06/01/47	510	403,306
4.13%, 06/15/44	227	190,197
4.15%, 10/01/45	374	310,486
4.15%, 06/15/48	382	308,479
4.75%, 07/15/43	170	153,280
5.20%, 07/15/41(a)	235	227,319
5.25%, 05/15/53	173	163,923
5.55%, 08/15/55	925	903,833
6.25%, 05/15/39	420	460,837
Progress Energy Inc., 6.00%, 12/01/39(a)	560	588,703
Public Service Co. of Colorado
3.55%, 06/15/46(a)	222	160,052
3.60%, 09/15/42	378	290,362
3.80%, 06/15/47	283	211,741
3.95%, 03/15/43	199	156,677
4.05%, 09/15/49	478	364,746
4.10%, 06/15/48	517	398,766
4.30%, 03/15/44	465	381,118
4.50%, 06/01/52	558	453,088
4.75%, 08/15/41	110	98,462
5.25%, 04/01/53	896	815,203
5.75%, 05/15/54	815	800,766
5.85%, 05/15/55	760	749,182
6.50%, 08/01/38	225	246,098
Series 17, 6.25%, 09/01/37	375	404,190
Series 34, 3.20%, 03/01/50	630	413,941
Series 36, 2.70%, 01/15/51	510	297,520
Public Service Co. of New Hampshire
3.60%, 07/01/49	312	230,179
5.15%, 01/15/53	222	204,867
Public Service Co. of Oklahoma
5.45%, 01/15/36	885	895,873
Series G, 6.63%, 11/15/37(a)	149	162,945
Series K, 3.15%, 08/15/51	407	252,925
Public Service Electric & Gas Co.
2.05%, 08/01/50	663	349,843
2.70%, 05/01/50	359	219,400
3.00%, 03/01/51	432	280,533
3.15%, 01/01/50	323	217,118
3.20%, 08/01/49	395	269,663
3.60%, 12/01/47	262	193,952
3.65%, 09/01/42	225	176,818
3.80%, 01/01/43	350	281,433
3.80%, 03/01/46	441	342,328
3.85%, 05/01/49	476	362,422
3.95%, 05/01/42	406	333,570
4.05%, 05/01/48	305	242,630
4.15%, 11/01/45	254	205,279
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.13%, 03/15/53(a)	$375	$346,634
5.30%, 08/01/54	480	455,918
5.38%, 11/01/39	230	234,074
5.45%, 08/01/53	283	275,044
5.45%, 03/01/54	435	423,556
5.50%, 03/01/40	220	224,184
5.70%, 12/01/36	189	199,683
5.80%, 05/01/37	247	263,207
Series I, 4.00%, 06/01/44(a)	220	174,523
Series K, 4.05%, 05/01/45(a)	159	126,874
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55(a)	470	458,969
Puget Sound Energy Inc.
2.89%, 09/15/51	310	187,584
3.25%, 09/15/49	546	363,942
4.22%, 06/15/48	584	471,224
4.30%, 05/20/45	261	212,726
4.43%, 11/15/41	216	183,260
5.45%, 06/01/53	281	265,705
5.64%, 04/15/41(a)	25	24,815
5.69%, 06/15/54	405	399,018
5.76%, 10/01/39	245	252,883
5.76%, 07/15/40(a)	190	191,668
5.80%, 03/15/40	269	276,767
6.27%, 03/15/37	225	243,621
6.72%, 06/15/36	200	220,457
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)(b)	755	781,787
RWE Finance U.S. LLC, 6.25%, 04/16/54(a)(b)	770	781,059
San Diego Gas & Electric Co.
3.70%, 03/15/52	528	377,474
3.95%, 11/15/41	201	163,219
4.15%, 05/15/48	290	230,684
4.30%, 04/01/42(a)	202	169,624
4.50%, 08/15/40	332	301,487
5.35%, 05/15/40	170	168,092
5.35%, 04/01/53	719	670,289
5.55%, 04/15/54	523	500,017
6.00%, 06/01/39	48	51,283
Series FFF, 6.13%, 09/15/37(a)	180	189,975
Series RRR, 3.75%, 06/01/47	391	291,826
Series TTT, 4.10%, 06/15/49	401	312,184
Series UUU, 3.32%, 04/15/50	432	290,847
Series WWW, 2.95%, 08/15/51	597	374,404
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	1,180	1,119,962
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	1,142	1,130,366
Sempra
3.80%, 02/01/38	1,018	857,659
4.00%, 02/01/48	793	593,592
6.00%, 10/15/39	747	762,824
Sierra Pacific Power Co.
5.90%, 03/15/54	432	429,118
Series P, 6.75%, 07/01/37(a)	245	271,982
Southern California Edison Co.
3.45%, 02/01/52	920	598,080
3.65%, 02/01/50	1,127	775,869
3.90%, 12/01/41	190	145,828
4.00%, 04/01/47	1,744	1,296,689
4.05%, 03/15/42(a)	375	295,985
4.50%, 09/01/40	432	378,480
Security	Par (000)	Value
Electric (continued)
4.65%, 10/01/43	$686	$576,982
5.50%, 03/15/40(a)	551	536,380
5.63%, 02/01/36	289	290,581
5.70%, 03/01/53	565	520,451
5.75%, 04/15/54	265	248,005
5.88%, 12/01/53	876	831,912
5.90%, 03/01/55	675	644,565
6.05%, 03/15/39	526	539,935
6.20%, 09/15/55	650	645,868
Series 05-B, 5.55%, 01/15/36(a)	235	236,379
Series 06-E, 5.55%, 01/15/37	243	240,704
Series 08-A, 5.95%, 02/01/38	547	559,201
Series 13-A, 3.90%, 03/15/43	342	262,114
Series 20A, 2.95%, 02/01/51	590	357,137
Series B, 4.88%, 03/01/49	551	458,859
Series C, 3.60%, 02/01/45	383	274,540
Series C, 4.13%, 03/01/48	1,245	940,193
Series E, 5.45%, 06/01/52(a)	350	311,277
Series H, 3.65%, 06/01/51	498	338,716
Southern Co. (The)
4.25%, 07/01/36	352	323,969
4.40%, 07/01/46	1,864	1,548,443
Southern Power Co.
5.15%, 09/15/41(a)	430	406,361
5.25%, 07/15/43	295	277,967
Series F, 4.95%, 12/15/46	178	156,203
Southwestern Electric Power Co.
3.25%, 11/01/51	605	390,056
6.20%, 03/15/40	279	290,407
Series J, 3.90%, 04/01/45	343	259,484
Series L, 3.85%, 02/01/48	400	290,919
Southwestern Public Service Co.
3.40%, 08/15/46(a)	387	267,182
3.70%, 08/15/47	527	384,677
3.75%, 06/15/49	240	172,664
4.50%, 08/15/41	383	335,816
6.00%, 10/01/36	176	178,793
6.00%, 06/01/54	605	605,291
Series 6, 4.40%, 11/15/48	392	312,667
Series 8, 3.15%, 05/01/50	708	455,490
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	370	353,390
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(b)	475	443,393
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(b)	720	711,535
State Grid Overseas Investment BVI Ltd., 4.00%, 05/04/47(a)(b)	425	372,042
Tampa Electric Co.
3.45%, 03/15/51	215	148,703
3.63%, 06/15/50	255	181,740
4.10%, 06/15/42	244	204,004
4.20%, 05/15/45(a)	20	16,639
4.30%, 06/15/48	380	309,287
4.35%, 05/15/44	294	248,884
4.45%, 06/15/49	401	329,824
5.00%, 07/15/52	275	242,435
6.15%, 05/15/37	180	190,529
6.55%, 05/15/36	195	214,642
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(b)	300	288,543

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Toledo Edison Co. (The), 6.15%, 05/15/37	$100	$108,222
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44(a)	196	158,232
6.00%, 06/15/40(b)	282	286,765
Tucson Electric Power Co.
3.25%, 05/01/51	221	143,134
4.00%, 06/15/50	266	199,765
4.85%, 12/01/48	374	324,617
5.50%, 04/15/53	315	296,402
5.90%, 04/15/55	245	241,947
Union Electric Co.
2.63%, 03/15/51	521	308,203
3.25%, 10/01/49	383	255,944
3.65%, 04/15/45	351	269,072
3.90%, 09/15/42	749	607,028
3.90%, 04/01/52	525	396,791
4.00%, 04/01/48	491	384,837
5.13%, 03/15/55	305	278,125
5.25%, 01/15/54(a)	350	321,852
5.30%, 08/01/37(a)	197	199,443
5.45%, 03/15/53	394	376,681
8.45%, 03/15/39	197	254,264
Virginia Electric & Power Co.
2.45%, 12/15/50	879	493,620
2.95%, 11/15/51(a)	1,023	637,307
3.30%, 12/01/49	417	279,455
4.00%, 01/15/43	294	237,732
4.45%, 02/15/44	609	518,934
4.60%, 12/01/48(a)	652	554,488
5.35%, 01/15/54	520	484,534
5.45%, 04/01/53	967	915,331
5.55%, 08/15/54	600	577,928
5.65%, 03/15/55(a)	625	611,478
5.70%, 08/15/53	605	593,265
6.35%, 11/30/37	522	568,005
8.88%, 11/15/38	542	720,254
Series A, 6.00%, 05/15/37	658	700,514
Series B, 3.80%, 09/15/47	548	413,862
Series B, 4.20%, 05/15/45	352	288,053
Series B, 6.00%, 01/15/36	458	486,746
Series C, 4.00%, 11/15/46	527	413,167
Series C, 4.63%, 05/15/52	773	647,426
Series D, 4.65%, 08/15/43	498	439,077
Wisconsin Electric Power Co.
3.65%, 12/15/42(a)	201	154,866
4.25%, 06/01/44	201	166,153
4.30%, 12/15/45(a)	181	148,182
4.30%, 10/15/48(a)	328	270,752
5.05%, 10/01/54(a)	220	198,622
5.70%, 12/01/36	195	209,943
Wisconsin Power and Light Co.
3.65%, 04/01/50	349	247,147
4.10%, 10/15/44	185	146,003
6.38%, 08/15/37	195	214,206
7.60%, 10/01/38	185	219,546
Wisconsin Public Service Corp.
2.85%, 12/01/51(a)	310	189,347
3.30%, 09/01/49	129	87,579
3.67%, 12/01/42	213	167,064
4.75%, 11/01/44	390	348,109
Security	Par (000)	Value
Electric (continued)
Xcel Energy Inc.
3.50%, 12/01/49	$476	$324,823
4.80%, 09/15/41(a)	238	211,993
6.50%, 07/01/36	250	272,114
		325,462,715
Electrical Components & Equipment — 0.1%
ABB Finance USA Inc., 4.38%, 05/08/42	501	443,190
Emerson Electric Co.
2.75%, 10/15/50	426	267,141
2.80%, 12/21/51(a)	905	566,984
5.25%, 11/15/39	302	305,912
6.13%, 04/15/39(a)	195	213,103
		1,796,330
Electronics — 0.2%
Amphenol Corp., 5.38%, 11/15/54(a)	315	305,799
Fortive Corp., 4.30%, 06/15/46	574	467,391
Honeywell International Inc.
2.80%, 06/01/50	649	405,860
3.81%, 11/21/47	437	333,121
5.25%, 03/01/54	1,600	1,487,947
5.35%, 03/01/64	509	474,098
5.38%, 03/01/41	333	337,980
5.70%, 03/15/36	753	794,755
5.70%, 03/15/37	466	489,582
Tyco Electronics Group SA, 7.13%, 10/01/37	335	391,649
		5,488,182
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	540	448,601
Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(a)(b)	525	420,210
5.13%, 08/11/61(b)	1,277	971,797
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	200	156,250
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(b)	332	224,610
Mexico City Airport Trust
5.50%, 10/31/46(a)(b)	678	574,921
5.50%, 07/31/47(b)	1,691	1,429,656
		3,777,444
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(a)	377	291,153
Republic Services Inc.
3.05%, 03/01/50(a)	448	299,621
5.70%, 05/15/41	278	285,937
6.20%, 03/01/40	362	394,630
Waste Connections Inc.
2.95%, 01/15/52	741	466,599
3.05%, 04/01/50	542	353,676
Waste Management Inc.
2.50%, 11/15/50	464	272,235
2.95%, 06/01/41	434	320,649
4.10%, 03/01/45	310	257,810
4.15%, 07/15/49(a)	680	553,286
5.35%, 10/15/54(a)	1,145	1,096,903
		4,592,499
Food — 2.4%
Alfa SAB de CV, 6.88%, 03/25/44(b)	497	541,770
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(a)(b)	500	366,335
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.38%, 01/09/36(b)	$665	$670,978
Cencosud SA, 6.63%, 02/12/45(b)	200	207,350
Conagra Brands Inc.
5.30%, 11/01/38	933	880,623
5.40%, 11/01/48(a)	835	734,890
Flowers Foods Inc., 6.20%, 03/15/55	340	328,750
General Mills Inc.
3.00%, 02/01/51(a)	556	350,126
4.15%, 02/15/43	370	302,294
4.55%, 04/17/38	279	258,564
4.70%, 04/17/48(a)	387	333,033
5.40%, 06/15/40	301	295,263
Gruma SAB de CV, 5.76%, 12/09/54(b)	210	206,535
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	455	336,059
4.70%, 11/10/47(b)	594	494,475
4.88%, 06/27/44(a)(b)	400	350,618
Hershey Co. (The)
2.65%, 06/01/50	313	187,516
3.13%, 11/15/49	334	222,778
3.38%, 08/15/46(a)	229	165,716
Hormel Foods Corp., 3.05%, 06/03/51	559	359,631
Ingredion Inc.
3.90%, 06/01/50	315	226,509
6.63%, 04/15/37	199	218,871
J.M. Smucker Co. (The)
4.38%, 03/15/45	587	481,091
6.50%, 11/15/43	654	694,126
6.50%, 11/15/53(a)	925	983,662
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.
5.50%, 01/15/36(b)	1,120	1,123,695
6.25%, 03/01/56(b)	1,655	1,630,924
6.38%, 04/15/66(b)	1,300	1,281,544
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	770	586,793
6.50%, 12/01/52(a)	1,460	1,489,915
7.25%, 11/15/53	890	988,128
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(a)(b)	810	814,044
Kellanova
4.50%, 04/01/46(a)	630	538,224
5.75%, 05/16/54(a)	400	390,623
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	395	407,272
Kraft Heinz Foods Co.
4.38%, 06/01/46	2,495	1,986,816
4.63%, 10/01/39	425	377,428
4.88%, 10/01/49	1,319	1,101,254
5.00%, 06/04/42	1,290	1,153,872
5.20%, 07/15/45	1,626	1,448,575
5.50%, 06/01/50	670	606,162
6.50%, 02/09/40	668	704,774
6.88%, 01/26/39(a)	785	854,126
7.13%, 08/01/39(b)	833	924,420
Kroger Co. (The)
3.88%, 10/15/46	481	365,602
3.95%, 01/15/50	608	454,603
4.45%, 02/01/47	809	669,601
4.65%, 01/15/48	470	395,309
5.00%, 04/15/42	317	291,001
Security	Par (000)	Value
Food (continued)
5.15%, 08/01/43	$359	$331,770
5.40%, 07/15/40	480	471,724
5.40%, 01/15/49(a)	571	533,205
5.50%, 09/15/54	2,220	2,078,690
5.65%, 09/15/64	1,428	1,339,687
6.90%, 04/15/38	215	241,286
Mars Inc.
2.38%, 07/16/40(b)	780	547,637
2.45%, 07/16/50(b)	267	149,665
3.88%, 04/01/39(b)	629	544,377
3.95%, 04/01/44(a)(b)	277	226,450
3.95%, 04/01/49(a)(b)	798	623,326
4.13%, 04/01/54(b)	472	364,259
4.20%, 04/01/59(b)	546	413,393
5.65%, 05/01/45(b)	2,640	2,602,542
5.70%, 05/01/55(b)	4,339	4,231,173
5.80%, 05/01/65(b)	1,040	1,020,515
McCormick & Co. Inc./MD, 4.20%, 08/15/47	244	194,305
Mondelez International Inc., 2.63%, 09/04/50(a)	1,035	606,851
Nestle Capital Corp., 5.10%, 03/12/54(b)	580	544,976
Nestle Holdings Inc.
2.50%, 09/14/41(b)	405	279,702
2.63%, 09/14/51(a)(b)	467	282,434
3.90%, 09/24/38(a)(b)	1,072	960,234
4.00%, 09/24/48(b)	1,857	1,487,232
4.70%, 01/15/53(a)(b)	938	825,011
Sysco Corp.
3.15%, 12/14/51	561	359,696
3.30%, 02/15/50(a)	564	378,159
4.45%, 03/15/48	323	267,225
4.50%, 04/01/46	446	373,343
4.85%, 10/01/45	540	478,680
5.38%, 09/21/35	320	325,287
6.60%, 04/01/40	340	375,003
6.60%, 04/01/50	1,094	1,179,102
Tesco PLC, 6.15%, 11/15/37(a)(b)	285	294,870
The Campbell's Co.
3.13%, 04/24/50	428	273,371
4.80%, 03/15/48(a)	542	466,205
5.25%, 10/13/54(a)	330	297,096
Tyson Foods Inc.
4.55%, 06/02/47	680	567,707
5.10%, 09/28/48	1,306	1,171,647
5.15%, 08/15/44	367	335,456
		58,825,559
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50(a)(b)	477	403,679
5.50%, 11/02/47	342	304,828
5.50%, 04/30/49(a)(b)	405	362,179
International Paper Co.
4.35%, 08/15/48	726	582,222
4.40%, 08/15/47(a)	589	478,826
4.80%, 06/15/44	620	542,353
5.00%, 09/15/35	106	105,309
5.15%, 05/15/46	410	368,935
6.00%, 11/15/41	593	603,643
7.30%, 11/15/39	464	533,864
Suzano Austria GmbH, 7.00%, 03/16/47(a)(b)	1,108	1,209,150
		5,494,988

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 1.1%
APA Infrastructure Ltd., 5.75%, 09/16/44(a)(b)	$280	$272,573
Atmos Energy Corp.
2.85%, 02/15/52	569	347,341
3.38%, 09/15/49	440	303,717
4.13%, 10/15/44	671	557,564
4.13%, 03/15/49	411	324,529
4.15%, 01/15/43(a)	529	444,823
4.30%, 10/01/48	516	425,977
5.00%, 12/15/54(a)	725	652,884
5.50%, 06/15/41(a)	345	347,803
5.75%, 10/15/52	522	518,825
6.20%, 11/15/53	474	504,891
Boston Gas Co.
4.49%, 02/15/42(b)	325	273,388
6.12%, 07/20/53(b)	350	346,776
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48(b)	585	453,744
4.49%, 03/04/49(b)	392	307,885
4.50%, 03/10/46(a)(b)	392	318,806
6.42%, 07/18/54(b)	475	489,425
CenterPoint Energy Resources Corp.
5.85%, 01/15/41	461	467,389
6.63%, 11/01/37	405	448,082
Centrica PLC, 5.38%, 10/16/43(a)(b)	354	320,264
East Ohio Gas Co. (The), 3.00%, 06/15/50(b)	702	435,552
KeySpan Gas East Corp.
3.59%, 01/18/52(a)(b)	334	219,201
5.82%, 04/01/41(b)	465	452,279
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	880	959,718
Mega Advance Investments Ltd., 6.38%, 05/12/41(b)	335	362,086
NiSource Inc.
3.95%, 03/30/48	692	533,130
4.38%, 05/15/47	857	706,901
4.80%, 02/15/44	815	722,505
5.00%, 06/15/52	379	333,804
5.25%, 02/15/43	402	377,810
5.65%, 02/01/45	488	476,096
5.80%, 02/01/42(a)	299	307,031
5.85%, 04/01/55	1,515	1,489,724
5.95%, 06/15/41	362	367,854
Northwest Natural Holding Co., 7.00%, 09/15/55, (5-year CMT + 2.701%)(d)	90	91,369
ONE Gas Inc.
4.50%, 11/01/48	322	267,931
4.66%, 02/01/44	556	487,386
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	277	185,404
3.64%, 11/01/46	315	228,627
4.65%, 08/01/43	294	259,002
5.05%, 05/15/52	342	300,623
Snam SpA, 6.50%, 05/28/55(a)(b)	510	531,213
Southern California Gas Co.
3.75%, 09/15/42	325	253,260
4.45%, 03/15/44	270	224,382
5.13%, 11/15/40	256	246,011
5.60%, 04/01/54	555	536,376
5.75%, 06/01/53	614	600,483
6.00%, 06/15/55	615	623,694
6.35%, 11/15/52(a)	463	492,679
Series KK, 5.75%, 11/15/35(a)	290	302,058
Security	Par (000)	Value
Gas (continued)
Series UU, 4.13%, 06/01/48	$494	$387,589
Series VV, 4.30%, 01/15/49	449	358,626
Series WW, 3.95%, 02/15/50	415	311,723
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	531	409,061
4.40%, 06/01/43	379	319,602
4.40%, 05/30/47	417	339,423
5.88%, 03/15/41	661	672,566
Series 21A, 3.15%, 09/30/51	543	343,043
Southwest Gas Corp.
3.18%, 08/15/51	273	180,885
3.80%, 09/29/46	263	195,710
4.15%, 06/01/49	267	205,848
Spire Inc., 4.70%, 08/15/44	245	204,687
Spire Missouri Inc., 3.30%, 06/01/51	255	169,165
Washington Gas Light Co.
3.65%, 09/15/49	375	268,565
Series K, 3.80%, 09/15/46	306	229,858
		26,097,226
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50	483	322,686
4.10%, 03/01/48(a)	368	298,066
Stanley Black & Decker Inc.
2.75%, 11/15/50(a)	629	359,039
4.85%, 11/15/48(a)	467	395,606
5.20%, 09/01/40(a)	330	315,055
		1,690,452
Health Care - Products — 0.9%
Abbott Laboratories
4.75%, 11/30/36	1,467	1,458,030
4.75%, 04/15/43	561	526,822
4.90%, 11/30/46	2,928	2,739,904
5.30%, 05/27/40	698	713,978
6.00%, 04/01/39	437	479,808
6.15%, 11/30/37	437	486,142
Alcon Finance Corp.
3.80%, 09/23/49(b)	421	314,307
5.75%, 12/06/52(a)(b)	545	543,214
Baxter International Inc.
3.13%, 12/01/51	663	407,156
3.50%, 08/15/46(a)	319	220,921
4.50%, 06/15/43	224	181,963
6.25%, 12/01/37	150	156,701
Boston Scientific Corp.
4.55%, 03/01/39	447	423,030
4.70%, 03/01/49(a)	501	444,177
6.50%, 11/15/35	299	335,851
7.38%, 01/15/40	235	283,843
Covidien International Finance SA, 6.55%, 10/15/37(a)	170	191,666
Danaher Corp.
2.60%, 10/01/50(a)	915	550,509
2.80%, 12/10/51(a)	894	555,155
4.38%, 09/15/45(a)	447	383,504
DH Europe Finance II SARL
3.25%, 11/15/39	778	628,605
3.40%, 11/15/49	782	554,634
GE HealthCare Technologies Inc., 6.38%, 11/22/52(a)	913	974,928
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Koninklijke Philips NV
5.00%, 03/15/42	$359	$327,341
6.88%, 03/11/38	632	701,833
Medtronic Inc.
4.00%, 04/01/43(a)	285	238,501
4.63%, 03/15/45	1,545	1,385,662
Revvity Inc., 3.63%, 03/15/51	379	257,997
Solventum Corp.
5.90%, 04/30/54(a)	1,170	1,171,211
6.00%, 05/15/64	530	528,641
STERIS Irish FinCo Unlimited Co., 3.75%, 03/15/51	613	432,327
Stryker Corp.
2.90%, 06/15/50(a)	670	436,381
4.10%, 04/01/43	402	334,250
4.38%, 05/15/44	248	212,884
4.63%, 03/15/46	792	700,910
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	1,012	730,025
4.10%, 08/15/47	678	560,067
5.30%, 02/01/44	273	266,899
5.40%, 08/10/43	629	622,461
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45(a)	334	285,041
5.75%, 11/30/39	262	265,039
		23,012,318
Health Care - Services — 4.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51(a)	222	134,916
Adventist Health System/West, 3.63%, 03/01/49	255	169,932
Advocate Health & Hospitals Corp.
3.39%, 10/15/49(a)	248	174,518
4.27%, 08/15/48	228	186,508
Series 2020, 3.01%, 06/15/50	145	93,824
Aetna Inc.
3.88%, 08/15/47	190	137,498
4.50%, 05/15/42	459	381,912
4.75%, 03/15/44	312	261,578
6.63%, 06/15/36	707	767,539
6.75%, 12/15/37	445	484,558
AHS Hospital Corp.
5.02%, 07/01/45	371	345,235
Series 2021, 2.78%, 07/01/51	229	140,106
Allina Health System
2.90%, 11/15/51(a)	262	160,261
4.81%, 11/15/45	264	231,553
Series 2019, 3.89%, 04/15/49(a)	236	177,237
Ascension Health
3.95%, 11/15/46(a)	1,034	824,791
4.85%, 11/15/53(a)	395	351,000
Series B, 3.11%, 11/15/39	434	340,220
Banner Health
2.91%, 01/01/42(a)	245	176,343
2.91%, 01/01/51	270	170,009
Series 2020, 3.18%, 01/01/50(a)	318	212,735
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	193	165,158
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(a)	10	5,727
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50(a)	235	164,169
Security	Par (000)	Value
Health Care - Services (continued)
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	$411	$310,600
Baylor Scott & White Holdings
3.97%, 11/15/46	340	269,567
4.19%, 11/15/45	308	254,532
Series 2021, 2.84%, 11/15/50	795	498,026
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51(a)	195	124,181
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	192	130,722
Children's Health System of Texas, 2.51%, 08/15/50	367	210,409
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	282	230,065
Series 2020, 2.59%, 02/01/50(a)	261	155,457
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	226	188,784
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	270	164,617
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(a)	79	49,484
Cigna Group (The)
3.20%, 03/15/40	692	526,957
3.40%, 03/15/50	1,332	893,997
3.40%, 03/15/51	1,388	926,228
3.88%, 10/15/47	847	635,429
4.80%, 08/15/38	2,097	1,968,456
4.80%, 07/15/46	1,240	1,078,194
4.90%, 12/15/48	2,577	2,239,064
5.38%, 02/15/42	311	289,826
5.60%, 02/15/54(a)	1,413	1,336,566
6.13%, 11/15/41	609	628,997
City of Hope
Series 2013, 5.62%, 11/15/43	312	303,488
Series 2018, 4.38%, 08/15/48(a)	240	192,361
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	350	291,472
CommonSpirit Health
3.82%, 10/01/49	518	378,501
3.91%, 10/01/50	497	362,142
4.19%, 10/01/49	837	646,850
4.35%, 11/01/42(a)	664	560,779
5.55%, 12/01/54	330	311,893
6.46%, 11/01/52	215	227,166
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(a)	139	87,129
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	306	219,808
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	414	283,951
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	304	233,423
Dignity Health
4.50%, 11/01/42(a)	231	194,804
5.27%, 11/01/64(a)	160	139,694
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	499	392,034
Elevance Health Inc.
3.13%, 05/15/50(a)	950	608,377
3.60%, 03/15/51	1,304	903,218
3.70%, 09/15/49	796	566,547

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.38%, 12/01/47	$1,213	$981,158
4.55%, 03/01/48	791	651,384
4.55%, 05/15/52	826	666,075
4.63%, 05/15/42	778	680,682
4.65%, 01/15/43	846	735,628
4.65%, 08/15/44	842	722,189
4.85%, 08/15/54	393	323,374
5.10%, 01/15/44	690	631,125
5.13%, 02/15/53	1,149	1,015,363
5.65%, 06/15/54(a)	995	943,106
5.70%, 02/15/55(a)	1,380	1,315,120
5.85%, 01/15/36	245	257,071
5.85%, 11/01/64	665	637,779
6.10%, 10/15/52	824	830,140
6.38%, 06/15/37	150	162,164
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49	155	114,467
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	120	106,306
Hackensack Meridian Health Inc.
4.21%, 07/01/48	245	198,066
4.50%, 07/01/57(a)	285	234,427
Series 2020, 2.68%, 09/01/41	395	275,135
Series 2020, 2.88%, 09/01/50	479	298,615
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	80	56,445
HCA Inc.
3.50%, 07/15/51	1,428	937,131
4.38%, 03/15/42(a)	444	371,462
4.63%, 03/15/52	1,875	1,488,992
5.13%, 06/15/39	871	821,630
5.25%, 06/15/49	1,749	1,544,069
5.50%, 06/15/47	1,522	1,407,705
5.90%, 06/01/53	920	878,824
5.95%, 09/15/54	1,095	1,049,174
6.00%, 04/01/54	1,365	1,317,321
6.10%, 04/01/64(a)	750	723,522
6.20%, 03/01/55(a)	1,090	1,082,134
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(b)	734	460,777
5.88%, 06/15/54(a)(b)	890	849,403
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	357	266,895
Humana Inc.
3.95%, 08/15/49	484	347,817
4.63%, 12/01/42	365	309,246
4.80%, 03/15/47	373	310,128
4.95%, 10/01/44	595	517,555
5.50%, 03/15/53(a)	560	503,002
5.75%, 04/15/54	975	905,735
6.00%, 05/01/55	65	62,449
8.15%, 06/15/38	166	200,895
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	324	254,658
Series 2021, 2.85%, 11/01/51	205	126,242
Inova Health System Foundation, 4.07%, 05/15/52	320	250,606
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	240	168,836
Iowa Health System, Series 2020, 3.67%, 02/15/50	189	136,699
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	571	450,457
Security	Par (000)	Value
Health Care - Services (continued)
Kaiser Foundation Hospitals
4.15%, 05/01/47	$1,361	$1,110,558
4.88%, 04/01/42	534	496,642
Series 2019, 3.27%, 11/01/49	803	551,992
Series 2021, 2.81%, 06/01/41	1,072	771,766
Series 2021, 3.00%, 06/01/51(a)	1,298	829,967
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	759	663,228
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48	142	107,303
Series 2020, 3.19%, 07/01/49	89	60,265
Series 2020, 3.34%, 07/01/60	399	258,752
Mayo Clinic
3.77%, 11/15/43	200	161,402
Series 2013, 4.00%, 11/15/47	150	117,692
Series 2016, 4.13%, 11/15/52	333	264,046
Series 2021, 3.20%, 11/15/61	486	305,199
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	336	276,787
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	80	57,138
Memorial Health Services, 3.45%, 11/01/49	249	172,956
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	155	122,554
5.00%, 07/01/42	361	341,611
Series 2015, 4.20%, 07/01/55	470	372,795
Series 2020, 2.96%, 01/01/50	50	32,156
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	501	303,080
Montefiore Obligated Group
4.29%, 09/01/50	135	87,150
Series 18-C, 5.25%, 11/01/48	162	128,937
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	199	145,646
MyMichigan Health, Series 2020, 3.41%, 06/01/50	255	174,575
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	277	235,041
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	185	128,234
2.61%, 08/01/60(a)	155	83,221
3.56%, 08/01/36	175	153,893
4.02%, 08/01/45(a)	310	253,224
4.06%, 08/01/56	198	152,010
4.76%, 08/01/2116(a)	180	144,744
Series 2019, 3.95%, 08/01/2119(a)	250	168,239
Northwell Healthcare Inc.
3.81%, 11/01/49	543	392,090
3.98%, 11/01/46	335	259,242
4.26%, 11/01/47	694	555,221
6.15%, 11/01/43	220	218,459
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	284	170,731
Novant Health Inc.
2.64%, 11/01/36(a)	316	248,716
3.17%, 11/01/51	627	409,428
3.32%, 11/01/61(a)	377	238,181
4.37%, 11/01/43	175	144,117
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50(a)	54	32,185
NYU Langone Hospitals
5.75%, 07/01/43	80	80,760
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Series 2020, 3.38%, 07/01/55	$430	$290,770
Ochsner Clinic Foundation, 5.90%, 05/15/45(a)	230	230,606
OhioHealth Corp.
2.83%, 11/15/41	265	188,370
Series 2020, 3.04%, 11/15/50	192	128,194
Orlando Health Obligated Group
3.33%, 10/01/50(a)	155	107,670
4.09%, 10/01/48	355	281,961
5.48%, 10/01/35	60	62,314
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	296	246,781
Series 2020, 3.22%, 11/15/50	385	240,789
Piedmont Healthcare Inc.
2.86%, 01/01/52	376	231,212
Series 2042, 2.72%, 01/01/42(a)	217	150,630
Presbyterian Healthcare Services, 4.88%, 08/01/52	292	255,771
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51(a)	697	401,314
Series A, 3.93%, 10/01/48	134	100,669
Series I, 3.74%, 10/01/47	365	270,529
Queen's Health Systems (The), 4.81%, 07/01/52	195	170,001
Quest Diagnostics Inc., 4.70%, 03/30/45(a)	268	237,741
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	230	150,618
Roche Holdings Inc.
2.61%, 12/13/51(b)	1,776	1,063,631
4.00%, 11/28/44(a)(b)	543	447,331
5.22%, 03/08/54(a)(b)	1,455	1,388,856
7.00%, 03/01/39(b)	930	1,109,389
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	350	212,882
Sentara Health, 2.93%, 11/01/51(a)	210	129,015
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(a)	211	128,213
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45(a)	230	204,702
Stanford Health Care
3.03%, 08/15/51(a)	247	158,898
Series 2018, 3.80%, 11/15/48	414	317,163
Summa Health, 3.51%, 11/15/51(a)	208	163,821
Sutter Health
5.55%, 08/15/53(a)	10	9,751
Series 2018, 4.09%, 08/15/48	198	157,126
Series 20A, 3.16%, 08/15/40	145	112,908
Series 20A, 3.36%, 08/15/50(a)	390	266,122
Texas Health Resources
2.33%, 11/15/50	235	130,493
4.33%, 11/15/55	210	171,141
Toledo Hospital (The), 5.75%, 11/15/38(a)	170	170,502
Trinity Health Corp.
4.13%, 12/01/45	258	212,167
Series 2019, 3.43%, 12/01/48	223	160,820
Series 2021, 2.63%, 12/01/40(a)	276	193,146
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52(a)	110	100,407
UnitedHealth Group Inc.
2.75%, 05/15/40	960	696,954
2.90%, 05/15/50	1,241	763,671
3.05%, 05/15/41	1,492	1,098,977
3.13%, 05/15/60(a)	1,130	667,029
3.25%, 05/15/51	2,334	1,523,027
Security	Par (000)	Value
Health Care - Services (continued)
3.50%, 08/15/39	$1,047	$849,877
3.70%, 08/15/49	1,285	924,200
3.75%, 10/15/47	1,016	755,158
3.88%, 08/15/59	1,080	751,900
3.95%, 10/15/42	695	564,226
4.20%, 01/15/47	795	638,058
4.25%, 03/15/43	814	681,919
4.25%, 04/15/47	753	606,484
4.25%, 06/15/48	1,446	1,156,816
4.38%, 03/15/42	581	499,887
4.45%, 12/15/48	1,048	861,374
4.63%, 11/15/41	483	428,490
4.75%, 07/15/45	2,162	1,908,684
4.75%, 05/15/52	2,120	1,782,908
4.95%, 05/15/62	855	723,297
5.05%, 04/15/53	2,192	1,923,879
5.20%, 04/15/63	1,552	1,363,623
5.38%, 04/15/54	1,830	1,689,148
5.50%, 07/15/44	1,475	1,432,940
5.50%, 04/15/64	1,025	943,016
5.63%, 07/15/54	2,735	2,603,348
5.70%, 10/15/40	329	335,373
5.75%, 07/15/64	1,840	1,761,561
5.80%, 03/15/36	715	752,568
5.88%, 02/15/53(a)	2,110	2,085,026
5.95%, 02/15/41	435	450,123
5.95%, 06/15/55(a)	460	459,582
6.05%, 02/15/63(a)	1,681	1,685,862
6.50%, 06/15/37	515	565,493
6.63%, 11/15/37	560	620,399
6.88%, 02/15/38	1,160	1,317,840
UPMC, 5.38%, 05/15/43(a)	277	264,182
WakeMed, Series A, 3.29%, 10/01/52(a)	90	59,787
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	190	116,300
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48(a)	234	200,457
Series 2021, 3.07%, 03/01/51(a)	398	244,280
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	120	68,616
		117,413,001
Holding Companies - Diversified — 0.1%
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49(a)(b)	667	475,263
JAB Holdings BV
3.75%, 05/28/51(b)	440	289,905
4.50%, 04/08/52(b)	465	349,402
		1,114,570
Home Builders — 0.0%
DR Horton Inc., 5.50%, 10/15/35	325	332,862
MDC Holdings Inc.
3.97%, 08/06/61(a)	192	122,577
6.00%, 01/15/43(a)	411	374,696
		830,135
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51	418	264,354

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
3.95%, 08/01/47	$236	$184,032
5.00%, 06/15/52(a)	465	417,535
Kimberly-Clark Corp.
2.88%, 02/07/50	480	308,553
3.20%, 07/30/46	368	262,482
3.70%, 06/01/43	205	162,806
3.90%, 05/04/47	342	270,263
5.30%, 03/01/41	417	415,391
6.63%, 08/01/37(a)	600	694,128
SC Johnson & Son Inc.
4.00%, 05/15/43(b)	355	287,261
4.35%, 09/30/44(a)(b)	265	214,076
4.75%, 10/15/46(b)	740	647,869
4.80%, 09/01/40(b)	488	458,458
		4,322,854
Insurance — 4.9%
200 Park Funding Trust, 5.74%, 02/15/55(b)	745	729,826
Aflac Inc.
4.00%, 10/15/46	361	284,820
4.75%, 01/15/49	544	470,761
6.45%, 08/15/40	224	244,009
AIA Group Ltd.
3.20%, 09/16/40(b)	1,540	1,199,516
4.50%, 03/16/46(b)	690	612,351
4.88%, 03/11/44(a)(b)	412	387,095
5.40%, 09/30/54(a)(b)	525	502,316
Alleghany Corp.
3.25%, 08/15/51	325	217,726
4.90%, 09/15/44	256	233,308
Allstate Corp. (The)
3.85%, 08/10/49	461	346,757
4.20%, 12/15/46	647	528,075
4.50%, 06/15/43	430	372,796
5.95%, 04/01/36	340	362,670
6.50%, 05/15/67(d)	414	426,847
American Financial Group Inc./OH, 4.50%, 06/15/47	590	483,950
American International Group Inc.
4.38%, 06/30/50(a)	914	750,254
4.50%, 07/16/44	692	602,350
4.75%, 04/01/48	920	807,053
4.80%, 07/10/45	280	251,750
6.25%, 05/01/36	165	176,105
AmFam Holdings Inc., 3.83%, 03/11/51(b)	402	253,621
Aon Corp., 6.25%, 09/30/40	222	238,663
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	483	295,918
3.90%, 02/28/52	856	628,995
Aon Global Ltd.
4.25%, 12/12/42(a)	326	267,414
4.45%, 05/24/43	220	184,531
4.60%, 06/14/44	425	367,911
4.75%, 05/15/45	523	457,172
Aon North America Inc., 5.75%, 03/01/54	1,845	1,807,266
Arch Capital Finance LLC, 5.03%, 12/15/46	430	389,242
Arch Capital Group Ltd., 3.64%, 06/30/50	901	650,717
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	444	410,279
Arthur J Gallagher & Co.
3.05%, 03/09/52	377	236,099
3.50%, 05/20/51	880	605,785
Security	Par (000)	Value
Insurance (continued)
5.55%, 02/15/55	$1,450	$1,366,209
5.75%, 03/02/53	648	626,167
5.75%, 07/15/54	497	478,205
6.75%, 02/15/54(a)	547	597,355
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66(b)(d)	235	217,615
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51	285	194,629
Athene Holding Ltd.
3.45%, 05/15/52	470	297,019
3.95%, 05/25/51	613	430,421
6.25%, 04/01/54	970	957,851
6.63%, 05/19/55(a)	490	502,196
Augustar Life Insurance Co., 6.88%, 06/15/42(b)	230	209,980
AXA SA, 6.38%, (1-day SOFR Index + 2.256%)(a)(b)(d)(e)	250	277,710
Axis Specialty Finance PLC, 5.15%, 04/01/45(a)	164	147,939
Beacon Funding Trust, 6.27%, 08/15/54(b)	1,185	1,179,206
Belrose Funding Trust II, 6.79%, 05/15/55(b)	295	305,743
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51(a)	711	419,758
2.85%, 10/15/50	1,600	1,014,432
3.85%, 03/15/52	2,535	1,924,994
4.20%, 08/15/48	2,321	1,923,658
4.25%, 01/15/49	1,835	1,526,854
4.30%, 05/15/43	441	387,978
4.40%, 05/15/42	693	633,922
5.75%, 01/15/40	584	631,493
Berkshire Hathaway Inc., 4.50%, 02/11/43	769	712,966
Brighthouse Financial Inc.
3.85%, 12/22/51	333	206,161
4.70%, 06/22/47	921	688,694
Brown & Brown Inc.
4.95%, 03/17/52	515	437,830
6.25%, 06/23/55	925	945,701
Chubb Corp. (The)
6.00%, 05/11/37	560	607,167
Series 1, 6.50%, 05/15/38	698	787,676
Chubb INA Holdings LLC
2.85%, 12/15/51	553	350,637
3.05%, 12/15/61	899	543,297
4.15%, 03/13/43	409	349,363
4.35%, 11/03/45	1,395	1,201,510
6.70%, 05/15/36	196	222,574
Corebridge Financial Inc.
4.35%, 04/05/42	430	361,802
4.40%, 04/05/52(a)	1,133	904,762
Empower Finance 2020 LP, 3.08%, 09/17/51(b)	542	339,794
Equitable Holdings Inc., 5.00%, 04/20/48	1,175	1,050,934
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	768	474,775
3.50%, 10/15/50	1,021	690,707
4.87%, 06/01/44	290	255,918
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55	510	502,950
6.35%, 03/22/54	875	891,409
Farmers Insurance Exchange, 4.75%, 11/01/57(b)(d)	232	192,707
Fidelity National Financial Inc., 3.20%, 09/17/51	370	229,016
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)(b)	576	582,698
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Global Atlantic Fin Co., 6.75%, 03/15/54(b)	$667	$681,289
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(b)	448	378,098
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	681	541,676
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(a)(b)	124	82,235
4.85%, 01/24/77(b)	593	486,071
4.88%, 06/19/64(a)(b)	370	313,464
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	525	328,591
3.60%, 08/19/49	763	555,051
4.30%, 04/15/43	234	198,094
4.40%, 03/15/48	460	386,845
5.95%, 10/15/36(a)	265	281,939
6.10%, 10/01/41	358	372,701
6.63%, 03/30/40	247	271,114
Henneman Trust, 6.58%, 05/15/55(b)	45	46,055
High Street Funding Trust III, 5.81%, 02/15/55(b)	310	297,363
Jackson Financial Inc., 4.00%, 11/23/51	417	288,007
Liberty Mutual Group Inc.
3.95%, 10/15/50(b)	1,295	961,831
3.95%, 05/15/60(a)(b)	533	363,825
4.85%, 08/01/44(a)(b)	120	103,338
5.50%, 06/15/52(b)	933	869,555
6.50%, 05/01/42(b)	207	208,968
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	220	246,514
Lincoln National Corp.
4.35%, 03/01/48	255	204,606
6.30%, 10/09/37	271	287,409
7.00%, 06/15/40	428	480,355
Loews Corp., 4.13%, 05/15/43(a)	445	368,564
Manulife Financial Corp., 5.38%, 03/04/46	714	699,734
Maple Grove Funding Trust I, 4.16%, 08/15/51(b)	468	317,494
Markel Group Inc.
3.45%, 05/07/52	556	368,842
4.15%, 09/17/50	450	342,121
4.30%, 11/01/47	363	289,183
5.00%, 03/30/43	225	200,743
5.00%, 04/05/46	456	403,744
5.00%, 05/20/49	558	486,207
6.00%, 05/16/54	545	540,459
Marsh & McLennan Companies Inc.
2.90%, 12/15/51(a)	508	313,443
4.20%, 03/01/48	579	472,038
4.35%, 01/30/47	489	407,073
4.75%, 03/15/39	325	309,297
4.90%, 03/15/49	1,126	1,003,362
5.35%, 11/15/44	435	419,489
5.40%, 03/15/55	1,520	1,442,559
5.45%, 03/15/53	592	565,791
5.45%, 03/15/54	324	309,113
5.70%, 09/15/53	884	876,587
6.25%, 11/01/52	595	632,172
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)(b)	480	284,514
3.38%, 04/15/50(b)	484	326,919
3.73%, 10/15/70(b)	723	470,210
4.50%, 04/15/65(b)	161	121,345
4.90%, 04/01/77(b)	453	371,523
5.08%, 02/15/69(b)(d)	940	828,868
Security	Par (000)	Value
Insurance (continued)
5.38%, 12/01/41(b)	$216	$200,049
5.67%, 12/01/52(b)	431	413,560
MetLife Capital Trust IV, 7.88%, 12/15/67(b)	645	709,422
MetLife Inc.
4.05%, 03/01/45	1,130	920,607
4.13%, 08/13/42	897	752,713
4.60%, 05/13/46(a)	707	624,304
4.72%, 12/15/44	447	398,791
4.88%, 11/13/43	882	807,242
5.00%, 07/15/52(a)	1,025	923,883
5.25%, 01/15/54(a)	1,053	989,046
5.88%, 02/06/41	836	868,771
6.40%, 12/15/66	1,028	1,076,479
9.25%, 04/08/68(a)(b)	495	588,256
10.75%, 08/01/69	408	545,400
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.950%)(a)(b)(d)	252	251,619
6.80%, 06/15/36(a)(b)	93	101,922
National Life Insurance Co., 5.25%, 07/19/68(a)(b)(d)	220	180,970
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)(b)	960	713,281
5.30%, 11/18/44(a)(b)	187	172,566
6.75%, 05/15/87(a)	260	260,329
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(b)	1,210	930,812
4.95%, 04/22/44(b)	354	302,081
9.38%, 08/15/39(b)	522	700,255
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	1,127	825,535
4.45%, 05/15/69(b)	790	603,173
6.75%, 11/15/39(b)	879	991,094
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(b)	913	629,702
3.63%, 09/30/59(b)	1,059	709,969
3.85%, 09/30/47(b)	1,119	844,943
6.06%, 03/30/40(b)	1,061	1,113,695
6.17%, 05/29/55(b)	971	1,012,726
Old Republic International Corp., 3.85%, 06/11/51	547	382,459
Omnis Funding Trust, 6.72%, 05/15/55(b)	265	273,672
OneAmerica Financial Partners Inc., 4.25%, 10/15/50(b)	281	214,385
Pacific Life Insurance Co.
4.30%, 10/24/67(b)(d)	710	555,231
9.25%, 06/15/39(a)(b)	215	291,435
Pacific LifeCorp
3.35%, 09/15/50(a)(b)	664	445,737
5.13%, 01/30/43(b)	319	296,703
5.40%, 09/15/52(b)	675	639,651
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	350	225,619
Pine Street Trust II, 5.57%, 02/15/49(a)(b)	368	338,381
Pine Street Trust III, 6.22%, 05/15/54(b)	525	521,439
Principal Financial Group Inc.
4.30%, 11/15/46	312	258,056
4.35%, 05/15/43	351	299,453
4.63%, 09/15/42	286	255,576
5.50%, 03/15/53	397	379,646
6.05%, 10/15/36	321	344,236

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Progressive Corp. (The)
3.70%, 01/26/45	$299	$233,052
3.70%, 03/15/52	425	314,874
3.95%, 03/26/50	528	409,263
4.13%, 04/15/47	676	553,767
4.20%, 03/15/48(a)	615	507,274
4.35%, 04/25/44	359	307,488
Protective Life Corp., 5.35%, 08/10/52(b)	10	9,514
Prudential Financial Inc.
3.00%, 03/10/40	357	273,406
3.70%, 03/13/51	1,380	1,007,261
3.91%, 12/07/47	818	637,021
3.94%, 12/07/49	1,121	852,318
4.35%, 02/25/50	1,110	909,617
4.42%, 03/27/48	490	404,481
4.60%, 05/15/44	678	597,580
5.70%, 12/14/36	847	892,884
6.63%, 12/01/37	318	358,154
6.63%, 06/21/40	134	150,557
Securian Financial Group Inc., 4.80%, 04/15/48(b)	240	208,598
Selective Insurance Group Inc., 5.38%, 03/01/49	307	273,008
Swiss RE Subordinated Finance PLC, 6.19%, 04/01/46, (3-mo. CME Term SOFR + 2.125%)(b)(d)	400	403,324
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	190	159,669
Symetra Life Insurance Co., 6.55%, 10/01/55(b)	160	162,633
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(b)	1,141	759,285
4.27%, 05/15/47(b)	1,877	1,512,711
4.90%, 09/15/44(b)	1,451	1,304,406
6.85%, 12/16/39(b)	850	963,988
Transatlantic Holdings Inc., 8.00%, 11/30/39	247	309,762
Travelers Companies Inc. (The)
2.55%, 04/27/50	480	284,055
3.05%, 06/08/51	735	477,555
3.75%, 05/15/46	404	314,705
4.00%, 05/30/47	632	506,701
4.05%, 03/07/48	495	398,728
4.10%, 03/04/49	396	317,254
4.30%, 08/25/45	381	320,455
4.60%, 08/01/43	375	332,072
5.35%, 11/01/40	799	807,625
5.45%, 05/25/53	654	635,430
5.70%, 07/24/55	640	640,886
6.25%, 06/15/37	630	694,235
6.75%, 06/20/36(a)	467	536,043
Trinity Acquisition PLC, 6.13%, 08/15/43	239	241,690
Unum Group
4.05%, 08/15/41(b)	320	254,441
4.13%, 06/15/51	360	264,820
4.50%, 12/15/49	390	307,893
5.75%, 08/15/42	490	476,640
6.00%, 06/15/54	445	433,656
W R Berkley Corp.
3.15%, 09/30/61	174	105,179
3.55%, 03/30/52(a)	332	227,787
4.00%, 05/12/50	412	309,886
4.75%, 08/01/44	308	271,942
Security	Par (000)	Value
Insurance (continued)
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(b)	$345	$230,763
5.15%, 01/15/49(b)	365	326,769
Willis North America Inc.
3.88%, 09/15/49	405	297,664
5.05%, 09/15/48	468	414,969
5.90%, 03/05/54	620	611,312
WR Berkley Corp., 6.25%, 02/15/37	165	176,304
XL Group Ltd., 5.25%, 12/15/43	275	262,162
		120,813,108
Internet — 2.1%
Alibaba Group Holding Ltd.
2.70%, 02/09/41(a)	683	495,177
3.15%, 02/09/51(a)	1,400	943,757
3.25%, 02/09/61	770	494,743
4.00%, 12/06/37(a)	607	553,947
4.20%, 12/06/47	1,782	1,478,496
4.40%, 12/06/57	1,004	829,204
5.63%, 11/26/54(b)	560	563,155
Alphabet Inc.
1.90%, 08/15/40	1,337	894,216
2.05%, 08/15/50	2,594	1,415,863
2.25%, 08/15/60(a)	1,732	898,007
5.25%, 05/15/55	1,310	1,276,028
5.30%, 05/15/65(a)	1,290	1,240,660
Amazon.com Inc.
2.50%, 06/03/50	2,545	1,514,916
2.70%, 06/03/60	1,769	1,010,984
2.88%, 05/12/41	1,769	1,327,128
3.10%, 05/12/51(a)	3,196	2,145,262
3.25%, 05/12/61	1,559	1,004,432
3.88%, 08/22/37	1,915	1,740,101
3.95%, 04/13/52	2,486	1,948,164
4.05%, 08/22/47	3,382	2,789,061
4.10%, 04/13/62	1,104	858,483
4.25%, 08/22/57	2,013	1,638,096
4.95%, 12/05/44	1,323	1,279,892
eBay Inc.
3.65%, 05/10/51	1,040	750,848
4.00%, 07/15/42	630	515,897
JD.com Inc., 4.13%, 01/14/50	203	162,366
Meta Platforms Inc.
4.45%, 08/15/52	2,769	2,307,037
4.65%, 08/15/62	1,504	1,252,823
5.40%, 08/15/54	3,318	3,182,900
5.55%, 08/15/64	2,715	2,627,053
5.60%, 05/15/53	2,619	2,588,986
5.75%, 05/15/63	1,801	1,795,054
Netflix Inc., 5.40%, 08/15/54	625	609,213
Prosus NV
3.83%, 02/08/51(b)	1,315	861,856
4.03%, 08/03/50(a)(b)	802	543,148
4.99%, 01/19/52(a)(b)	882	693,149
Tencent Holdings Ltd.
3.24%, 06/03/50(a)(b)	1,822	1,288,149
3.29%, 06/03/60(a)(b)	580	387,774
3.68%, 04/22/41(a)(b)	717	589,653
3.84%, 04/22/51(a)(b)	1,460	1,143,101
3.93%, 01/19/38(a)(b)	655	598,097
3.94%, 04/22/61(b)	776	596,231
4.53%, 04/11/49(a)(b)	309	273,498
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Uber Technologies Inc., 5.35%, 09/15/54(a)	$1,287	$1,208,419
		52,315,024
Iron & Steel — 0.3%
ArcelorMittal SA
6.35%, 06/17/54(a)	465	470,940
6.75%, 03/01/41(a)	303	321,292
7.00%, 10/15/39(a)	487	539,928
GUSAP III LP, 7.25%, 04/16/44(b)	412	471,594
Nucor Corp.
2.98%, 12/15/55	499	302,434
3.85%, 04/01/52	555	415,876
4.40%, 05/01/48	361	299,461
5.20%, 08/01/43	367	351,730
6.40%, 12/01/37	480	528,444
Reliance Inc., 6.85%, 11/15/36	215	239,973
Steel Dynamics Inc.
3.25%, 10/15/50(a)	444	292,233
5.75%, 05/15/55(a)	445	433,873
Vale Overseas Ltd.
6.40%, 06/28/54(a)	1,595	1,595,309
6.88%, 11/21/36(a)	584	643,063
6.88%, 11/10/39(a)	423	465,464
Vale SA, 5.63%, 09/11/42(a)	416	415,202
		7,786,816
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52(a)	305	231,412
Harley-Davidson Inc., 4.63%, 07/28/45(a)	304	240,685
		472,097
Lodging — 0.0%
Marriott International Inc., 5.50%, 04/15/37	980	983,489
Machinery — 0.5%
Caterpillar Inc.
3.25%, 09/19/49	1,170	817,959
3.25%, 04/09/50	994	694,861
3.80%, 08/15/42	1,460	1,202,567
4.30%, 05/15/44	436	376,962
4.75%, 05/15/64	335	291,230
5.20%, 05/27/41	781	772,547
5.30%, 09/15/35	294	303,915
5.50%, 05/15/55	295	292,610
6.05%, 08/15/36	498	545,330
Deere & Co.
2.88%, 09/07/49(a)	505	330,725
3.75%, 04/15/50	791	606,351
3.90%, 06/09/42	1,260	1,067,274
5.70%, 01/19/55	690	704,848
Dover Corp.
5.38%, 10/15/35	225	233,877
5.38%, 03/01/41	292	284,999
6.60%, 03/15/38	221	245,025
Ingersoll Rand Inc., 5.70%, 06/15/54	555	548,634
Otis Worldwide Corp.
3.11%, 02/15/40	660	509,050
3.36%, 02/15/50	750	519,796
Rockwell Automation Inc.
2.80%, 08/15/61	355	204,105
4.20%, 03/01/49	524	428,164
6.25%, 12/01/37	220	248,597
Security	Par (000)	Value
Machinery (continued)
Xylem Inc./New York, 4.38%, 11/01/46	$385	$316,949
		11,546,375
Manufacturing — 0.5%
3M Co.
3.13%, 09/19/46	453	309,672
3.25%, 08/26/49	936	633,015
3.63%, 10/15/47(a)	451	331,929
3.70%, 04/15/50(a)	642	466,607
3.88%, 06/15/44	234	184,792
4.00%, 09/14/48(a)	1,085	854,166
5.70%, 03/15/37(a)	411	432,368
Eaton Corp.
3.92%, 09/15/47	320	254,476
4.15%, 11/02/42	845	724,518
4.70%, 08/23/52(a)	607	538,054
Illinois Tool Works Inc.
3.90%, 09/01/42	988	820,190
4.88%, 09/15/41	520	489,516
Parker-Hannifin Corp.
4.00%, 06/14/49	814	641,280
4.10%, 03/01/47	484	392,334
4.45%, 11/21/44	317	273,657
6.25%, 05/15/38	300	329,217
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)(b)	1,361	1,011,213
3.30%, 09/15/46(b)	818	598,943
4.20%, 03/16/47(b)	1,640	1,375,058
4.40%, 05/27/45(b)	1,628	1,414,988
Siemens Funding BV
5.80%, 05/28/55(b)	680	700,688
5.90%, 05/28/65(b)	255	264,149
		13,040,830
Media — 3.8%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.70%, 12/01/55	450	444,569
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	1,255	902,183
3.50%, 03/01/42	1,131	802,887
3.70%, 04/01/51	1,754	1,129,555
3.85%, 04/01/61	2,219	1,354,124
3.90%, 06/01/52	2,167	1,436,035
3.95%, 06/30/62(a)	1,645	1,023,311
4.40%, 12/01/61	1,906	1,294,260
4.80%, 03/01/50	2,579	1,995,359
5.13%, 07/01/49(a)	1,186	963,832
5.25%, 04/01/53(a)	1,327	1,084,660
5.38%, 04/01/38	710	665,426
5.38%, 05/01/47	2,594	2,204,310
5.50%, 04/01/63	881	721,115
5.75%, 04/01/48	2,251	2,006,134
6.38%, 10/23/35	1,653	1,722,459
6.48%, 10/23/45	3,405	3,311,942
6.83%, 10/23/55	425	424,662
Comcast Corp.
2.45%, 08/15/52(a)	1,757	939,771
2.65%, 08/15/62	1,242	637,600
2.80%, 01/15/51	2,149	1,273,861
2.89%, 11/01/51	4,986	2,985,144

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
2.94%, 11/01/56	$5,703	$3,283,507
2.99%, 11/01/63	3,676	2,044,598
3.20%, 07/15/36(a)	1,042	878,083
3.25%, 11/01/39	1,327	1,045,055
3.40%, 07/15/46	1,537	1,087,571
3.45%, 02/01/50	1,871	1,272,600
3.75%, 04/01/40	1,558	1,294,217
3.90%, 03/01/38	1,202	1,046,524
3.97%, 11/01/47	1,932	1,477,887
4.00%, 08/15/47	1,039	798,496
4.00%, 03/01/48	1,113	851,586
4.00%, 11/01/49	2,100	1,581,497
4.05%, 11/01/52	885	659,357
4.60%, 10/15/38	952	886,242
4.60%, 08/15/45	672	576,240
4.65%, 07/15/42	406	360,239
4.70%, 10/15/48	2,023	1,727,445
4.75%, 03/01/44(a)	319	280,087
4.95%, 10/15/58	1,074	915,188
5.35%, 05/15/53(a)	1,468	1,346,731
5.50%, 05/15/64	1,391	1,279,991
5.65%, 06/01/54(a)	1,657	1,591,059
6.05%, 05/15/55(a)	1,435	1,451,621
6.40%, 03/01/40	301	325,952
6.45%, 03/15/37	640	708,763
6.50%, 11/15/35	617	686,222
6.55%, 07/01/39	370	408,771
6.95%, 08/15/37	443	504,100
Cox Communications Inc.
2.95%, 10/01/50(a)(b)	540	303,793
3.60%, 06/15/51(a)(b)	552	347,784
4.50%, 06/30/43(b)	236	185,526
4.60%, 08/15/47(b)	190	144,340
4.70%, 12/15/42(a)(b)	151	121,971
5.80%, 12/15/53(a)(b)	740	657,537
5.95%, 09/01/54(b)	945	857,231
8.38%, 03/01/39(b)	190	226,190
Fox Corp.
5.48%, 01/25/39	871	860,379
5.58%, 01/25/49	1,098	1,035,154
Grupo Televisa SAB
5.00%, 05/13/45	730	506,926
5.25%, 05/24/49(a)	285	199,744
6.13%, 01/31/46	651	523,112
6.63%, 01/15/40(a)	251	231,617
NBCUniversal Media LLC
4.45%, 01/15/43	550	470,195
5.95%, 04/01/41	413	426,352
6.40%, 04/30/40	340	371,010
Paramount Global
4.38%, 03/15/43	1,308	994,058
4.60%, 01/15/45	506	389,619
4.85%, 07/01/42	362	294,479
4.90%, 08/15/44(a)	205	164,164
4.95%, 05/19/50	454	354,501
5.25%, 04/01/44	280	227,823
5.85%, 09/01/43	1,126	1,013,063
5.90%, 10/15/40(a)	215	201,602
6.88%, 04/30/36	583	618,744
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	168	184,491
Security	Par (000)	Value
Media (continued)
Time Warner Cable LLC
4.50%, 09/15/42(a)	$1,043	$827,172
5.50%, 09/01/41	1,102	995,717
5.88%, 11/15/40	1,278	1,221,072
6.55%, 05/01/37	1,272	1,317,599
6.75%, 06/15/39	1,309	1,355,417
7.30%, 07/01/38	1,322	1,439,744
TWDC Enterprises 18 Corp.
3.00%, 07/30/46(a)	538	361,086
3.70%, 12/01/42	442	353,357
4.13%, 06/01/44	787	654,646
4.38%, 08/16/41	300	264,469
Series E, 4.13%, 12/01/41	420	361,119
Walt Disney Co. (The)
2.75%, 09/01/49	1,843	1,149,599
3.50%, 05/13/40	1,711	1,412,736
3.60%, 01/13/51(a)	2,295	1,684,431
3.80%, 05/13/60	300	217,924
4.63%, 03/23/40(a)	815	775,210
4.70%, 03/23/50(a)	1,633	1,445,652
4.75%, 09/15/44	472	427,129
4.75%, 11/15/46	500	448,039
4.95%, 10/15/45	408	376,992
5.40%, 10/01/43(a)	605	602,910
6.15%, 03/01/37	670	734,364
6.15%, 02/15/41	538	580,209
6.40%, 12/15/35	883	994,775
6.65%, 11/15/37	1,367	1,568,135
7.75%, 12/01/45	340	429,926
		93,603,662
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	416	341,619
4.38%, 06/15/45	278	234,455
Valmont Industries Inc.
5.00%, 10/01/44(a)	280	254,689
5.25%, 10/01/54	251	223,082
		1,053,845
Mining — 1.6%
Anglo American Capital PLC
3.95%, 09/10/50(a)(b)	491	367,582
4.75%, 03/16/52(b)	708	590,664
6.00%, 04/05/54(a)(b)	463	458,764
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	464	501,957
Barrick Mining Corp.
5.25%, 04/01/42	345	331,359
6.45%, 10/15/35	266	291,988
Barrick North America Finance LLC
5.70%, 05/30/41	678	683,270
5.75%, 05/01/43	769	780,234
7.50%, 09/15/38	220	258,592
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	680	707,976
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	832	714,788
5.00%, 09/30/43	2,389	2,266,952
5.50%, 09/08/53(a)	773	763,516
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51(b)	418	257,566
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
3.70%, 01/30/50(b)	$2,538	$1,733,815
4.25%, 07/17/42(b)	955	759,052
4.38%, 02/05/49(b)	1,161	879,690
4.50%, 08/01/47(b)	1,132	889,195
4.88%, 11/04/44(b)	782	658,383
5.63%, 09/21/35(b)	329	329,281
5.63%, 10/18/43(b)	890	824,944
6.15%, 10/24/36(a)(b)	533	549,464
6.30%, 09/08/53(b)	1,185	1,169,403
6.44%, 01/26/36(b)	1,472	1,559,043
6.78%, 01/13/55(b)	650	668,525
Freeport Indonesia PT, 6.20%, 04/14/52(a)(b)	657	671,011
Freeport-McMoRan Inc., 5.45%, 03/15/43	1,717	1,625,355
Fresnillo PLC, 4.25%, 10/02/50(b)	760	573,991
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	438	418,557
6.00%, 11/15/41(b)	481	486,224
6.90%, 11/15/37(b)	423	469,641
Glencore Funding LLC
3.38%, 09/23/51(a)(b)	507	335,590
3.88%, 04/27/51(a)(b)	564	411,135
5.89%, 04/04/54(a)(b)	510	498,667
6.14%, 04/01/55(a)(b)	300	302,263
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.80%, 05/15/50(b)	374	362,021
6.76%, 11/15/48(b)	125	133,281
Industrias Penoles SAB de CV
4.75%, 08/06/50(a)(b)	517	418,678
5.65%, 09/12/49(b)	370	342,098
Kinross Gold Corp., 6.88%, 09/01/41(a)	270	296,645
Minera Mexico SA de CV, 4.50%, 01/26/50(b)	792	622,112
Newmont Corp.
4.88%, 03/15/42(a)	438	410,690
5.45%, 06/09/44	360	354,657
Newmont Corp./Newcrest Finance Pty. Ltd.
4.20%, 05/13/50	449	363,751
5.75%, 11/15/41	432	435,163
Nexa Resources SA, 6.60%, 04/08/37(b)	55	56,357
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	1,140	690,182
5.20%, 11/02/40	1,053	1,038,774
Rio Tinto Finance USA PLC
4.13%, 08/21/42	737	624,565
4.75%, 03/22/42	498	454,459
5.13%, 03/09/53	968	887,103
5.75%, 03/14/55	1,665	1,665,419
5.88%, 03/14/65	725	726,497
Southern Copper Corp.
5.25%, 11/08/42	1,236	1,159,343
5.88%, 04/23/45	1,301	1,305,511
6.75%, 04/16/40	972	1,072,483
		38,208,226
Oil & Gas — 6.1%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(b)	820	768,843
Aker BP ASA, 5.80%, 10/01/54(b)	820	732,122
APA Corp.
4.75%, 04/15/43(b)	70	52,462
5.10%, 09/01/40(b)	225	191,393
5.35%, 07/01/49(b)	365	289,863
6.00%, 01/15/37(b)	60	55,181
Security	Par (000)	Value
Oil & Gas (continued)
6.75%, 02/15/55(b)	$525	$497,804
Apache Corp.
5.25%, 02/01/42	180	148,454
6.00%, 01/15/37(a)	193	191,691
BG Energy Capital PLC, 5.13%, 10/15/41(a)(b)	724	683,468
BP Capital Markets America Inc.
2.77%, 11/10/50(a)	1,519	914,982
2.94%, 06/04/51(a)	2,241	1,388,421
3.00%, 02/24/50	2,185	1,389,855
3.00%, 03/17/52(a)	1,130	707,605
3.06%, 06/17/41	1,365	1,009,289
3.38%, 02/08/61	2,062	1,317,239
Burlington Resources LLC, 5.95%, 10/15/36	201	214,336
Canadian Natural Resources Ltd.
4.95%, 06/01/47(a)	815	703,929
6.25%, 03/15/38	999	1,045,868
6.50%, 02/15/37	452	481,678
6.75%, 02/01/39	195	209,622
Cenovus Energy Inc.
3.75%, 02/15/52(a)	821	557,851
5.25%, 06/15/37	202	192,426
5.40%, 06/15/47	649	578,368
6.75%, 11/15/39(a)	509	551,409
Chevron Corp.
2.98%, 05/11/40	179	139,495
3.08%, 05/11/50	1,028	685,033
Chevron USA Inc.
2.34%, 08/12/50(a)	823	469,427
5.25%, 11/15/43(a)	301	298,357
6.00%, 03/01/41	315	337,112
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	500	535,738
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	250	247,679
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49	470	353,893
4.25%, 05/09/43	220	198,773
CNOOC Finance 2014 ULC, 4.88%, 04/30/44(a)	605	590,546
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45(a)	465	414,306
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	615	668,425
ConocoPhillips Co.
3.76%, 03/15/42(a)	797	635,519
3.80%, 03/15/52	1,073	775,626
4.03%, 03/15/62	1,730	1,239,264
4.30%, 11/15/44	559	471,260
4.88%, 10/01/47	394	350,855
5.30%, 05/15/53(a)	981	899,060
5.50%, 01/15/55(a)	1,290	1,215,533
5.55%, 03/15/54(a)	919	871,974
5.65%, 01/15/65	725	684,546
5.70%, 09/15/63	685	651,740
5.90%, 05/15/38	265	280,719
5.95%, 03/15/46	325	340,935
6.50%, 02/01/39	1,360	1,518,539
6.60%, 10/01/37(a)	225	247,382
Continental Resources Inc./OK, 4.90%, 06/01/44	575	453,193
Coterra Energy Inc., 5.90%, 02/15/55	815	760,248
Devon Energy Corp.
4.75%, 05/15/42	763	643,709
5.00%, 06/15/45	712	597,968
5.60%, 07/15/41	1,102	1,032,126

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.75%, 09/15/54(a)	$1,060	$949,201
Diamondback Energy Inc.
4.25%, 03/15/52	772	579,337
4.40%, 03/24/51(a)	673	522,051
5.75%, 04/18/54	1,285	1,190,787
5.90%, 04/18/64	1,085	1,003,916
6.25%, 03/15/53	647	640,736
Empresa Nacional del Petroleo, 4.50%, 09/14/47(b)	591	481,074
Eni SpA
5.70%, 10/01/40(b)	290	279,802
5.95%, 05/15/54(a)(b)	1,235	1,198,924
EOG Resources Inc.
4.95%, 04/15/50	821	722,376
5.10%, 01/15/36	185	184,206
5.35%, 01/15/36	790	801,786
5.65%, 12/01/54(a)	806	779,153
5.95%, 07/15/55	695	700,948
Equinor ASA
3.25%, 11/18/49	914	635,674
3.63%, 04/06/40	463	391,556
3.70%, 04/06/50	1,094	827,480
3.95%, 05/15/43	709	595,391
4.25%, 11/23/41	565	501,355
4.80%, 11/08/43	651	600,842
5.10%, 08/17/40	763	758,442
Exxon Mobil Corp.
3.00%, 08/16/39	643	504,379
3.10%, 08/16/49	1,417	945,308
3.45%, 04/15/51	2,533	1,785,988
3.57%, 03/06/45	851	652,539
4.11%, 03/01/46	2,246	1,848,400
4.23%, 03/19/40	1,812	1,630,455
4.33%, 03/19/50	2,534	2,098,132
Hess Corp.
5.60%, 02/15/41	1,114	1,130,041
5.80%, 04/01/47(a)	600	606,419
6.00%, 01/15/40	584	625,343
KazMunayGas National Co. JSC
5.75%, 04/19/47(b)	1,180	1,060,028
6.38%, 10/24/48(a)(b)	1,350	1,293,674
Marathon Petroleum Corp.
4.50%, 04/01/48	546	424,212
4.75%, 09/15/44	705	593,864
5.00%, 09/15/54	533	433,572
5.85%, 12/15/45	274	267,861
6.50%, 03/01/41	1,108	1,164,863
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	646	700,251
Occidental Petroleum Corp.
0.00%, 10/10/36(a)(f)	465	267,602
4.10%, 02/15/47	276	192,902
4.20%, 03/15/48	330	233,867
4.40%, 04/15/46	437	331,088
4.40%, 08/15/49(a)	329	233,045
4.63%, 06/15/45	231	176,693
6.05%, 10/01/54(a)	1,025	957,069
6.20%, 03/15/40(a)	635	627,158
6.45%, 09/15/36	1,516	1,568,211
6.60%, 03/15/46	1,174	1,178,880
7.95%, 06/15/39	265	302,189
Security	Par (000)	Value
Oil & Gas (continued)
Ovintiv Inc.
6.50%, 02/01/38	$305	$313,788
6.63%, 08/15/37(a)	165	171,244
7.10%, 07/15/53	469	484,672
Pertamina Persero PT
4.15%, 02/25/60(b)	702	514,723
4.18%, 01/21/50(b)	865	669,813
4.70%, 07/30/49(a)(b)	696	586,036
5.63%, 05/20/43(a)(b)	1,177	1,146,963
6.00%, 05/03/42(b)	1,147	1,164,436
6.45%, 05/30/44(b)	1,443	1,532,043
6.50%, 05/27/41(a)(b)	590	627,889
6.50%, 11/07/48(b)	839	890,485
Petronas Capital Ltd.
3.40%, 04/28/61(a)(b)	1,990	1,314,579
4.50%, 03/18/45(b)	1,659	1,432,539
4.55%, 04/21/50(b)	3,006	2,557,342
4.80%, 04/21/60(b)	1,298	1,135,027
5.85%, 04/03/55(b)	540	551,942
Phillips 66
3.30%, 03/15/52(a)	824	528,040
4.88%, 11/15/44	1,460	1,275,486
5.88%, 05/01/42	1,349	1,349,837
Phillips 66 Co.
4.68%, 02/15/45	449	377,258
4.90%, 10/01/46	693	596,861
5.50%, 03/15/55(a)	605	551,806
5.65%, 06/15/54	485	450,434
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)	50	52,384
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70(a)(b)	710	475,854
4.50%, 10/25/42(b)	205	176,064
PTTEP Treasury Center Co. Ltd.
3.90%, 12/06/59(a)(b)	600	437,959
6.35%, 06/12/42(b)	595	636,636
Qatar Energy
3.13%, 07/12/41(a)(b)	3,557	2,681,370
3.30%, 07/12/51(b)	3,798	2,593,442
Raizen Fuels Finance SA
6.70%, 02/25/37(b)	705	675,799
6.95%, 03/05/54(b)	1,244	1,148,445
Reliance Industries Ltd.
3.63%, 01/12/52(a)(b)	1,752	1,266,892
3.75%, 01/12/62(a)(b)	831	587,103
Saudi Arabian Oil Co.
3.25%, 11/24/50(b)	2,976	1,960,940
3.50%, 11/24/70(b)	2,090	1,302,637
4.25%, 04/16/39(a)(b)	2,978	2,674,423
4.38%, 04/16/49(b)	2,658	2,152,980
5.75%, 07/17/54(b)	1,997	1,907,081
5.88%, 07/17/64(b)	1,690	1,607,993
6.38%, 06/02/55(b)	850	874,595
Shell Finance U.S. Inc.
3.25%, 04/06/50(a)	1,656	1,131,883
3.75%, 09/12/46	979	753,837
4.00%, 05/10/46	1,708	1,361,881
4.38%, 05/11/45	2,235	1,903,102
4.55%, 08/12/43	937	826,772
Shell International Finance BV
2.88%, 11/26/41	510	366,501
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.00%, 11/26/51	$1,074	$688,411
3.13%, 11/07/49	1,194	795,640
3.25%, 04/06/50(a)	530	356,424
3.63%, 08/21/42	340	267,986
4.00%, 05/10/46	700	560,261
4.38%, 05/11/45(a)	565	480,949
4.55%, 08/12/43(a)	225	196,832
5.50%, 03/25/40	826	842,131
6.38%, 12/15/38	2,491	2,776,882
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	425	382,817
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	1,148	1,120,944
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)(b)	530	548,405
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	855	752,365
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(b)	555	496,788
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(b)	445	380,962
4.25%, 04/12/47(b)	270	240,804
Sinopec Group Overseas Development 2018 Ltd.
3.10%, 01/08/51(b)	585	421,655
3.35%, 05/13/50(b)	480	362,937
3.44%, 11/12/49(b)	290	224,248
3.68%, 08/08/49(a)(b)	305	246,161
4.60%, 09/12/48(a)(b)	508	475,082
Suncor Energy Inc.
3.75%, 03/04/51(a)	852	592,497
4.00%, 11/15/47	751	553,923
6.50%, 06/15/38	390	416,026
6.80%, 05/15/38	491	531,124
6.85%, 06/01/39	660	721,746
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(b)	616	410,707
3.75%, 06/18/50(b)	450	315,695
4.88%, 01/23/43(b)	5	4,272
5.38%, 11/20/48(b)	430	389,311
TotalEnergies Capital International SA
2.99%, 06/29/41	684	507,250
3.13%, 05/29/50	2,358	1,549,369
3.39%, 06/29/60(a)	609	392,078
3.46%, 07/12/49	1,065	748,991
TotalEnergies Capital SA
5.28%, 09/10/54(a)	965	891,617
5.43%, 09/10/64	1,167	1,080,163
5.49%, 04/05/54(a)	1,693	1,611,532
5.64%, 04/05/64	1,265	1,213,546
Valero Energy Corp.
3.65%, 12/01/51(a)	910	613,929
4.00%, 06/01/52(a)	500	357,087
4.90%, 03/15/45	536	469,018
6.63%, 06/15/37	1,093	1,191,979
Woodside Finance Ltd., 5.70%, 09/12/54(a)	680	625,384
XTO Energy Inc., 6.75%, 08/01/37	195	225,520
		149,473,473
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	989	951,763
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	1,366	1,063,217
Security	Par (000)	Value
Oil & Gas Services (continued)
Halliburton Co.
4.50%, 11/15/41	$402	$343,999
4.75%, 08/01/43	767	664,480
4.85%, 11/15/35	752	732,830
5.00%, 11/15/45(a)	1,798	1,585,002
6.70%, 09/15/38	723	792,078
7.45%, 09/15/39	838	980,469
NOV Inc., 3.95%, 12/01/42	960	726,698
		7,840,536
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51	655	409,340
4.05%, 12/15/49	338	256,733
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(a)	860	846,077
Sonoco Products Co., 5.75%, 11/01/40(a)	455	459,215
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	255	272,718
		2,244,083
Pharmaceuticals — 6.7%
AbbVie Inc.
4.05%, 11/21/39	3,739	3,290,084
4.25%, 11/21/49	5,577	4,543,977
4.30%, 05/14/36	1,034	979,794
4.40%, 11/06/42	2,328	2,045,496
4.45%, 05/14/46	2,291	1,968,383
4.63%, 10/01/42	307	279,214
4.70%, 05/14/45	2,502	2,242,903
4.75%, 03/15/45	794	716,995
4.85%, 06/15/44	959	880,760
4.88%, 11/14/48	2,025	1,827,427
5.35%, 03/15/44	690	674,807
5.40%, 03/15/54	3,025	2,903,057
5.50%, 03/15/64	1,510	1,450,656
5.60%, 03/15/55	880	871,538
AstraZeneca PLC
2.13%, 08/06/50	344	189,413
3.00%, 05/28/51(a)	666	442,519
4.00%, 09/18/42	826	701,830
4.38%, 11/16/45	962	837,706
4.38%, 08/17/48(a)	747	642,109
6.45%, 09/15/37	2,690	3,037,636
Bayer U.S. Finance II LLC
3.95%, 04/15/45(b)	385	278,213
4.40%, 07/15/44(b)	870	683,128
4.63%, 06/25/38(b)	951	849,356
4.65%, 11/15/43(a)(b)	270	212,730
4.70%, 07/15/64(b)	790	586,338
4.88%, 06/25/48(b)	1,798	1,476,527
Bayer U.S. Finance LLC, 6.88%, 11/21/53(b)	690	730,192
Becton Dickinson & Co.
3.79%, 05/20/50	530	391,815
4.67%, 06/06/47	1,276	1,102,420
4.69%, 12/15/44	826	721,830
Bristol-Myers Squibb Co.
2.35%, 11/13/40	776	533,539
2.55%, 11/13/50(a)	1,373	796,802
3.25%, 08/01/42	470	353,647
3.55%, 03/15/42	1,055	832,493
3.70%, 03/15/52	1,902	1,373,713
3.90%, 03/15/62	941	667,828
4.13%, 06/15/39	1,785	1,590,249

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.25%, 10/26/49	$3,974	$3,181,279
4.35%, 11/15/47	1,406	1,166,676
4.50%, 03/01/44(a)	264	228,830
4.55%, 02/20/48	1,513	1,286,729
4.63%, 05/15/44	689	606,896
5.00%, 08/15/45(a)	794	738,416
5.50%, 02/22/44	505	500,638
5.55%, 02/22/54	2,468	2,379,898
5.65%, 02/22/64	1,643	1,573,672
5.88%, 11/15/36	236	251,406
6.25%, 11/15/53(a)	1,200	1,271,738
6.40%, 11/15/63	1,190	1,273,105
Cardinal Health Inc.
4.37%, 06/15/47	496	399,979
4.50%, 11/15/44	183	152,415
4.60%, 03/15/43	317	270,841
4.90%, 09/15/45	392	342,178
5.75%, 11/15/54	560	538,164
Cencora Inc.
4.25%, 03/01/45(a)	449	365,006
4.30%, 12/15/47	279	225,947
CVS Health Corp.
2.70%, 08/21/40(a)	390	271,925
4.13%, 04/01/40	721	604,071
4.25%, 04/01/50	682	515,084
4.78%, 03/25/38	4,625	4,256,089
5.05%, 03/25/48	7,597	6,512,879
5.13%, 07/20/45	3,186	2,808,279
5.30%, 12/05/43	733	667,130
5.63%, 02/21/53	1,279	1,168,313
5.88%, 06/01/53(a)	1,388	1,314,955
6.00%, 06/01/44	821	811,681
6.00%, 06/01/63(a)	706	669,387
6.05%, 06/01/54(a)	1,145	1,112,136
6.13%, 09/15/39	450	460,718
6.20%, 09/15/55	1,075	1,058,075
6.25%, 09/15/65	550	537,596
Eli Lilly & Co.
2.25%, 05/15/50	1,144	640,791
2.50%, 09/15/60(a)	905	492,823
3.70%, 03/01/45	358	281,680
3.95%, 05/15/47	310	249,462
3.95%, 03/15/49	804	634,698
4.15%, 03/15/59	649	506,388
4.88%, 02/27/53	1,307	1,179,039
4.95%, 02/27/63	1,017	904,381
5.00%, 02/09/54	1,467	1,344,575
5.05%, 08/14/54	1,175	1,087,363
5.10%, 02/09/64	1,493	1,359,899
5.20%, 08/14/64	1,106	1,024,256
5.50%, 02/12/55(a)	1,160	1,143,865
5.55%, 03/15/37	365	386,868
5.55%, 10/15/55	410	406,798
5.60%, 02/12/65	715	708,688
5.65%, 10/15/65	835	827,986
5.95%, 11/15/37	210	226,088
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	429	367,924
6.38%, 05/15/38	2,618	2,914,420
Johnson & Johnson
2.10%, 09/01/40	1,219	846,056
Security	Par (000)	Value
Pharmaceuticals (continued)
2.25%, 09/01/50	$888	$514,330
2.45%, 09/01/60	1,111	609,315
3.40%, 01/15/38	960	831,627
3.50%, 01/15/48(a)	756	573,676
3.55%, 03/01/36(a)	985	890,972
3.63%, 03/03/37	1,318	1,183,649
3.70%, 03/01/46	1,729	1,383,995
3.75%, 03/03/47	941	751,088
4.50%, 09/01/40	796	762,042
4.50%, 12/05/43(a)	334	309,574
4.85%, 05/15/41	134	130,339
5.25%, 06/01/54(a)	775	764,966
5.85%, 07/15/38	667	730,391
5.95%, 08/15/37	789	870,672
McKesson Corp., 4.88%, 03/15/44	236	209,706
Mead Johnson Nutrition Co.
4.60%, 06/01/44	451	397,197
5.90%, 11/01/39(a)	218	227,772
Merck & Co. Inc.
2.35%, 06/24/40	900	634,391
2.45%, 06/24/50	1,269	733,163
2.75%, 12/10/51	2,059	1,249,804
2.90%, 12/10/61	1,472	845,233
3.60%, 09/15/42	346	273,939
3.70%, 02/10/45	1,883	1,474,719
3.90%, 03/07/39	831	731,357
4.00%, 03/07/49	1,242	978,434
4.15%, 05/18/43	1,109	941,235
4.90%, 05/17/44	765	711,446
5.00%, 05/17/53(a)	1,300	1,177,193
5.15%, 05/17/63	988	898,769
6.55%, 09/15/37	305	346,827
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	313	333,737
5.85%, 06/30/39(a)	266	279,790
Mylan Inc.
5.20%, 04/15/48	444	356,210
5.40%, 11/29/43	335	283,871
Novartis Capital Corp.
2.75%, 08/14/50	1,113	700,131
3.70%, 09/21/42	462	376,648
4.00%, 11/20/45	1,115	918,257
4.40%, 05/06/44	1,667	1,476,263
4.70%, 09/18/54	690	608,973
Pfizer Inc.
2.55%, 05/28/40	1,004	724,062
2.70%, 05/28/50	1,258	766,915
3.90%, 03/15/39	1,043	910,067
4.00%, 12/15/36(a)	977	900,274
4.00%, 03/15/49	1,216	950,777
4.10%, 09/15/38	827	743,689
4.13%, 12/15/46	1,225	994,320
4.20%, 09/15/48	831	678,171
4.30%, 06/15/43	709	607,931
4.40%, 05/15/44	927	807,725
5.60%, 09/15/40	395	405,329
7.20%, 03/15/39	2,523	2,991,166
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43	2,771	2,625,101
5.30%, 05/19/53	5,505	5,128,114
5.34%, 05/19/63	3,727	3,395,939
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	$1,330	$1,001,329
3.18%, 07/09/50(a)	1,708	1,114,468
3.38%, 07/09/60	912	576,410
5.65%, 07/05/44	690	690,923
5.65%, 07/05/54	200	193,606
5.80%, 07/05/64(a)	595	579,047
Takeda U.S. Financing Inc., 5.90%, 07/07/55	1,720	1,711,478
Utah Acquisition Sub Inc., 5.25%, 06/15/46(a)	908	741,139
Viatris Inc.
3.85%, 06/22/40	1,288	963,155
4.00%, 06/22/50	1,683	1,108,825
Wyeth LLC
5.95%, 04/01/37	2,101	2,241,278
6.00%, 02/15/36	576	621,515
Zoetis Inc.
3.00%, 05/15/50(a)	464	300,444
3.95%, 09/12/47	477	375,608
4.45%, 08/20/48	412	346,903
4.70%, 02/01/43	1,024	925,535
		164,356,247
Pipelines — 4.8%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	2,086	1,910,343
Cameron LNG LLC
3.40%, 01/15/38(b)	168	144,165
3.70%, 01/15/39(b)	650	552,074
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	197	163,222
Colonial Pipeline Co.
4.20%, 04/15/43(b)	300	233,798
4.25%, 04/15/48(a)(b)	606	459,222
6.38%, 08/01/37(b)	185	191,399
Columbia Pipeline Group Inc., 5.80%, 06/01/45	340	333,056
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(b)	420	387,971
5.96%, 02/15/55(b)	350	333,324
6.50%, 08/15/43(b)	536	557,142
6.54%, 11/15/53(b)	1,112	1,150,382
6.71%, 08/15/63(b)	511	539,630
DCP Midstream Operating LP
5.60%, 04/01/44	327	304,783
6.45%, 11/03/36(b)	200	209,290
6.75%, 09/15/37(b)	293	311,238
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	875	835,416
6.20%, 01/15/55	190	194,278
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49(a)	353	253,218
4.60%, 12/15/44	277	233,490
4.80%, 11/01/43	312	273,382
EIG Pearl Holdings SARL
3.55%, 08/31/36(b)	293	265,993
4.39%, 11/30/46(a)(b)	1,280	1,038,255
Enbridge Energy Partners LP
5.50%, 09/15/40	492	479,215
7.38%, 10/15/45(a)	535	614,838
Series B, 7.50%, 04/15/38	235	275,307
Enbridge Inc.
3.40%, 08/01/51	955	631,135
4.00%, 11/15/49	533	394,640
Security	Par (000)	Value
Pipelines (continued)
4.50%, 06/10/44	$568	$473,240
5.50%, 12/01/46	790	756,535
5.95%, 04/05/54(a)	1,104	1,089,056
6.70%, 11/15/53	1,180	1,270,865
Energy Transfer LP
4.95%, 01/15/43	333	286,994
5.00%, 05/15/44	499	431,012
5.00%, 05/15/50	2,122	1,761,141
5.15%, 02/01/43	419	371,064
5.15%, 03/15/45	892	784,551
5.30%, 04/01/44	623	557,795
5.30%, 04/15/47	942	830,442
5.35%, 05/15/45	785	702,932
5.40%, 10/01/47	1,650	1,470,076
5.95%, 10/01/43	312	302,935
5.95%, 05/15/54	1,716	1,606,712
6.00%, 06/15/48	1,170	1,121,688
6.05%, 06/01/41	749	747,799
6.05%, 09/01/54	1,322	1,257,077
6.10%, 02/15/42	250	249,522
6.13%, 12/15/45	1,141	1,122,615
6.20%, 04/01/55(a)	1,020	989,030
6.25%, 04/15/49	1,947	1,909,017
6.50%, 02/01/42	894	926,739
6.63%, 10/15/36	375	404,732
6.85%, 02/15/40(a)	190	206,202
7.50%, 07/01/38	489	562,199
Series 20Y, 5.80%, 06/15/38	455	458,720
Enterprise Products Operating LLC
3.20%, 02/15/52	918	596,353
3.30%, 02/15/53(a)	1,042	683,366
3.70%, 01/31/51	882	631,238
3.95%, 01/31/60	978	703,474
4.20%, 01/31/50	1,163	914,983
4.25%, 02/15/48	1,431	1,154,389
4.45%, 02/15/43	978	845,618
4.80%, 02/01/49	1,256	1,085,678
4.85%, 08/15/42	770	700,336
4.85%, 03/15/44	1,206	1,089,305
4.90%, 05/15/46	948	847,434
4.95%, 10/15/54	405	351,008
5.10%, 02/15/45	1,099	1,017,483
5.20%, 01/15/36	1,240	1,251,286
5.55%, 02/16/55(a)	1,297	1,237,826
5.70%, 02/15/42	611	614,793
5.95%, 02/01/41	675	699,768
6.13%, 10/15/39	425	452,594
6.45%, 09/01/40	700	769,231
7.55%, 04/15/38	160	189,522
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(b)	208	165,624
FLNG Liquefaction 2 LLC
4.13%, 03/31/38(b)	414	382,869
Series B, 6.17%, 12/31/39	30	30,808
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(b)	482	420,373
2.94%, 09/30/40(b)	872	729,930
3.25%, 09/30/40(a)(b)	955	762,151
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(b)	600	632,843
6.51%, 02/23/42(b)	1,145	1,217,942

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45(a)(b)	$232	$224,033
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	638	549,781
5.00%, 08/15/42	665	595,888
5.00%, 03/01/43	627	562,119
5.40%, 09/01/44	750	694,823
5.50%, 03/01/44	724	682,341
5.63%, 09/01/41	367	355,525
6.38%, 03/01/41	614	641,664
6.50%, 02/01/37	241	256,557
6.50%, 09/01/39	421	449,790
6.55%, 09/15/40	487	519,694
6.95%, 01/15/38	975	1,085,171
7.50%, 11/15/40	480	558,055
Kinder Morgan Inc.
3.25%, 08/01/50	682	433,855
3.60%, 02/15/51(a)	1,044	709,692
5.05%, 02/15/46	763	669,478
5.20%, 03/01/48	738	655,726
5.45%, 08/01/52	758	687,759
5.55%, 06/01/45	1,738	1,633,826
5.95%, 08/01/54(a)	691	670,418
MPLX LP
4.50%, 04/15/38	1,310	1,168,138
4.70%, 04/15/48	1,584	1,284,510
4.90%, 04/15/58	180	143,997
4.95%, 03/14/52	1,733	1,427,180
5.20%, 03/01/47	1,050	913,737
5.20%, 12/01/47	541	468,158
5.50%, 02/15/49	1,481	1,333,080
5.65%, 03/01/53	497	450,987
5.95%, 04/01/55	955	900,719
6.20%, 09/15/55(a)	875	850,324
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	276	316,485
Northern Natural Gas Co.
3.40%, 10/16/51(b)	639	420,296
4.10%, 09/15/42(b)	218	173,772
4.30%, 01/15/49(b)	632	494,085
5.63%, 02/01/54(b)	547	516,162
ONEOK Inc.
3.95%, 03/01/50	684	485,324
4.20%, 12/01/42	176	136,112
4.20%, 03/15/45(a)	179	135,557
4.20%, 10/03/47	663	497,206
4.25%, 09/15/46	511	389,331
4.45%, 09/01/49	626	488,403
4.50%, 03/15/50	345	268,995
4.85%, 02/01/49	490	399,293
4.95%, 07/13/47	574	485,332
5.05%, 04/01/45	495	429,255
5.15%, 10/15/43	479	423,799
5.20%, 07/15/48	828	721,660
5.40%, 10/15/35	900	891,421
5.45%, 06/01/47	457	409,220
5.60%, 04/01/44	320	293,475
5.70%, 11/01/54	1,445	1,317,453
5.85%, 11/01/64	605	550,774
6.25%, 10/15/55	900	879,301
6.40%, 05/01/37	210	218,393
6.63%, 09/01/53	1,638	1,681,903
Security	Par (000)	Value
Pipelines (continued)
7.15%, 01/15/51	$257	$275,499
ONEOK Partners LP
6.13%, 02/01/41	533	537,592
6.20%, 09/15/43	353	352,874
6.65%, 10/01/36	625	677,017
6.85%, 10/15/37	588	640,979
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	304	239,695
4.70%, 06/15/44	709	586,131
4.90%, 02/15/45	549	465,142
5.15%, 06/01/42	344	307,544
6.65%, 01/15/37(a)	437	473,285
Sabal Trail Transmission LLC
4.68%, 05/01/38(b)	384	352,043
4.83%, 05/01/48(b)	474	403,019
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	182	191,624
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54	650	616,955
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(b)	590	508,827
Spectra Energy Partners LP
4.50%, 03/15/45	526	439,238
5.95%, 09/25/43	360	357,065
Targa Resources Corp.
4.95%, 04/15/52	835	690,736
5.65%, 02/15/36	640	646,406
6.13%, 05/15/55	955	928,207
6.25%, 07/01/52	390	384,007
6.50%, 02/15/53	827	845,144
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	620	732,410
Texas Eastern Transmission LP, 4.15%, 01/15/48(b)	473	368,707
TransCanada PipeLines Ltd.
4.88%, 05/15/48	105	91,937
5.00%, 10/16/43(a)	360	329,805
5.10%, 03/15/49	858	773,336
5.85%, 03/15/36	540	559,817
6.10%, 06/01/40	640	660,930
6.20%, 10/15/37	842	887,721
7.25%, 08/15/38	540	613,296
7.63%, 01/15/39	1,199	1,406,024
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	509	383,154
4.45%, 08/01/42	445	378,432
4.60%, 03/15/48	637	535,916
5.40%, 08/15/41	354	340,308
Western Midstream Operating LP
5.25%, 02/01/50	853	712,597
5.30%, 03/01/48	685	577,145
5.45%, 04/01/44	506	444,802
5.50%, 08/15/48	409	351,494
Williams Companies Inc. (The)
3.50%, 10/15/51	676	457,003
4.85%, 03/01/48	761	654,542
4.90%, 01/15/45	454	398,130
5.10%, 09/15/45	1,101	993,256
5.30%, 08/15/52(a)	732	662,936
5.40%, 03/04/44	485	457,232
5.75%, 06/24/44	493	480,917
5.80%, 11/15/43	272	269,786
5.80%, 11/15/54	830	804,168
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.00%, 03/15/55(a)	$460	$457,468
6.30%, 04/15/40	1,074	1,141,133
		118,542,584
Private Equity — 0.2%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)(b)	330	295,455
Brookfield Finance Inc., 5.81%, 03/03/55	530	519,639
Carlyle Finance LLC, 5.65%, 09/15/48(a)(b)	299	288,058
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	719	700,439
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(b)	898	828,787
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(b)	413	294,094
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(b)	626	433,634
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	721	468,367
		3,828,473
Real Estate — 0.0%
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)(b)	485	554,254
Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51	814	497,344
3.55%, 03/15/52(a)	865	584,158
4.00%, 02/01/50	717	534,291
4.85%, 04/15/49	277	233,568
5.15%, 04/15/53	538	470,893
5.25%, 05/15/36	426	422,335
5.50%, 10/01/35	400	405,408
5.63%, 05/15/54(a)	595	558,616
American Homes 4 Rent LP
3.38%, 07/15/51(a)	290	190,236
4.30%, 04/15/52	390	300,762
American Tower Corp.
2.95%, 01/15/51	693	433,579
3.10%, 06/15/50	862	558,810
3.70%, 10/15/49	464	335,900
AvalonBay Communities Inc.
3.90%, 10/15/46	326	254,814
4.15%, 07/01/47	300	241,568
4.35%, 04/15/48	268	223,539
Camden Property Trust, 3.35%, 11/01/49	399	276,292
Crown Castle Inc.
2.90%, 04/01/41	603	431,652
3.25%, 01/15/51	662	433,479
4.00%, 11/15/49	312	232,377
4.15%, 07/01/50	375	286,502
4.75%, 05/15/47	297	256,805
5.20%, 02/15/49	306	273,472
Equinix Inc.
2.95%, 09/15/51	373	228,918
3.00%, 07/15/50(a)	298	186,942
3.40%, 02/15/52	433	287,789
ERP Operating LP
4.00%, 08/01/47	300	234,997
4.50%, 07/01/44	637	551,699
4.50%, 06/01/45(a)	312	269,195
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Essex Portfolio LP
2.65%, 09/01/50	$319	$187,121
4.50%, 03/15/48	302	254,358
Federal Realty OP LP
3.63%, 08/01/46(a)	279	199,434
4.50%, 12/01/44	513	436,346
GLP Capital LP / GLP Financing II Inc., 5.75%, 11/01/37	225	221,602
GLP Capital LP/GLP Financing II Inc., 6.25%, 09/15/54(a)	475	465,798
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(b)	248	227,819
Healthpeak OP LLC, 6.75%, 02/01/41	219	239,805
Kilroy Realty LP, 6.25%, 01/15/36	290	296,270
Kimco Realty OP LLC
3.70%, 10/01/49	317	227,915
4.13%, 12/01/46	401	317,980
4.25%, 04/01/45(a)	245	201,653
4.45%, 09/01/47	328	272,367
5.30%, 02/01/36(a)	450	454,690
Mid-America Apartments LP, 2.88%, 09/15/51(a)	375	234,438
NNN REIT Inc.
3.00%, 04/15/52(a)	555	339,889
3.10%, 04/15/50	330	208,916
3.50%, 04/15/51	394	268,671
4.80%, 10/15/48(a)	301	259,717
Prologis LP
2.13%, 10/15/50	493	261,310
3.00%, 04/15/50	647	417,510
3.05%, 03/01/50	368	239,105
4.38%, 09/15/48	271	224,488
5.25%, 06/15/53	918	858,424
5.25%, 03/15/54	820	766,822
Public Storage Operating Co., 5.35%, 08/01/53	822	783,130
Realty Income Corp.
4.65%, 03/15/47	537	467,057
5.38%, 09/01/54	545	516,044
Regency Centers LP
4.40%, 02/01/47	459	383,949
4.65%, 03/15/49	303	257,393
Simon Property Group LP
3.25%, 09/13/49(a)	1,154	780,935
3.80%, 07/15/50	669	497,336
4.25%, 10/01/44	387	322,545
4.25%, 11/30/46	505	414,625
4.75%, 03/15/42	438	395,718
5.85%, 03/08/53	660	659,351
6.65%, 01/15/54	500	551,388
6.75%, 02/01/40(a)	625	710,328
Trust Fibra Uno
6.39%, 01/15/50(b)	710	633,311
6.95%, 01/30/44(a)(b)	645	617,268
8.25%, 01/23/37(b)	130	140,907
Ventas Realty LP
4.38%, 02/01/45(a)	267	219,594
4.88%, 04/15/49	252	215,818
5.70%, 09/30/43	288	281,207
VICI Properties LP
5.63%, 05/15/52(a)	732	668,712
6.13%, 04/01/54	512	497,484
WEA Finance LLC, 4.63%, 09/20/48(a)(b)	443	351,141

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	$437	$366,250
Welltower OP LLC
4.95%, 09/01/48	512	469,537
5.13%, 03/15/43	185	171,326
6.50%, 03/15/41	365	401,724
Weyerhaeuser Co., 4.00%, 03/09/52	476	359,138
		30,411,604
Retail — 2.7%
7-Eleven Inc.
2.50%, 02/10/41(b)	531	355,614
2.80%, 02/10/51(a)(b)	1,145	679,648
Alimentation Couche-Tard Inc.
3.44%, 05/13/41(a)(b)	526	397,483
3.63%, 05/13/51(a)(b)	435	302,908
3.80%, 01/25/50(b)	738	537,181
4.50%, 07/26/47(b)	459	382,830
5.62%, 02/12/54(a)(b)	615	592,934
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)(b)	640	453,895
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	635	477,759
Darden Restaurants Inc., 4.55%, 02/15/48(a)	334	273,896
Dick's Sporting Goods Inc., 4.10%, 01/15/52	808	573,166
Dollar General Corp.
4.13%, 04/03/50(a)	456	347,541
5.50%, 11/01/52	255	237,864
Dollar Tree Inc., 3.38%, 12/01/51	537	344,901
El Puerto de Liverpool SAB de CV, 6.66%, 01/22/37(b)	155	164,176
Home Depot Inc. (The)
2.38%, 03/15/51(a)	1,224	688,173
2.75%, 09/15/51	946	573,949
3.13%, 12/15/49	1,228	823,956
3.30%, 04/15/40	1,046	839,995
3.35%, 04/15/50	1,551	1,077,181
3.50%, 09/15/56	870	598,670
3.63%, 04/15/52	1,485	1,075,974
3.90%, 06/15/47	1,277	1,002,739
4.20%, 04/01/43	658	561,751
4.25%, 04/01/46	1,466	1,231,272
4.40%, 03/15/45	947	814,356
4.50%, 12/06/48	1,386	1,186,847
4.88%, 02/15/44	845	782,032
4.95%, 09/15/52(a)	1,022	922,720
5.30%, 06/25/54(a)	1,355	1,288,958
5.40%, 09/15/40	219	222,167
5.40%, 06/25/64	375	356,924
5.88%, 12/16/36	2,658	2,872,025
5.95%, 04/01/41	877	927,243
Lowe's Companies Inc.
2.80%, 09/15/41	872	611,221
3.00%, 10/15/50	1,832	1,134,278
3.50%, 04/01/51	479	324,231
3.70%, 04/15/46	1,214	901,175
4.05%, 05/03/47	1,535	1,191,685
4.25%, 04/01/52	1,579	1,223,377
4.38%, 09/15/45(a)	358	294,031
4.45%, 04/01/62	1,120	859,471
4.55%, 04/05/49	577	472,496
4.65%, 04/15/42	424	375,078
Security	Par (000)	Value
Retail (continued)
5.00%, 04/15/40	$130	$123,944
5.00%, 09/15/43	265	242,351
5.13%, 04/15/50	474	419,409
5.50%, 10/15/35	311	320,694
5.63%, 04/15/53(a)	1,455	1,389,114
5.75%, 07/01/53	459	444,093
5.80%, 10/15/36	195	204,910
5.80%, 09/15/62	884	850,541
5.85%, 04/01/63	434	420,559
Marks & Spencer PLC, 7.13%, 12/01/37(b)	5	5,481
McDonald's Corp.
3.63%, 05/01/43	346	270,666
3.63%, 09/01/49	1,528	1,109,883
3.70%, 02/15/42	463	368,652
4.20%, 04/01/50	787	627,151
4.45%, 03/01/47	975	823,177
4.45%, 09/01/48	746	624,698
4.60%, 05/26/45(a)	516	451,946
4.70%, 12/09/35	606	596,678
4.88%, 07/15/40	219	207,356
4.88%, 12/09/45(a)	1,941	1,757,467
5.15%, 09/09/52	721	662,915
5.45%, 08/14/53(a)	953	913,958
5.70%, 02/01/39(a)	225	234,442
6.30%, 10/15/37	837	921,016
6.30%, 03/01/38	602	660,385
Starbucks Corp.
3.35%, 03/12/50	455	303,824
3.50%, 11/15/50	1,324	910,527
3.75%, 12/01/47	654	480,005
4.30%, 06/15/45	246	201,451
4.45%, 08/15/49(a)	928	756,211
4.50%, 11/15/48	994	823,305
Target Corp.
2.95%, 01/15/52(a)	1,005	629,459
3.63%, 04/15/46	602	451,955
3.90%, 11/15/47(a)	580	449,423
4.00%, 07/01/42	954	797,656
4.80%, 01/15/53(a)	1,160	1,022,047
5.25%, 02/15/36(a)	410	417,510
6.50%, 10/15/37	294	332,254
7.00%, 01/15/38	215	251,003
Tiffany & Co., 4.90%, 10/01/44	266	244,411
TJX Companies Inc. (The), 4.50%, 04/15/50(a)	445	379,157
Walmart Inc.
2.50%, 09/22/41	865	609,622
2.65%, 09/22/51	1,519	934,379
2.95%, 09/24/49	476	318,453
3.63%, 12/15/47	497	380,585
3.95%, 06/28/38	529	484,333
4.00%, 04/11/43	342	287,796
4.05%, 06/29/48	1,845	1,511,752
4.30%, 04/22/44	330	288,027
4.50%, 09/09/52(a)	1,009	874,713
4.50%, 04/15/53	1,486	1,291,549
4.88%, 07/08/40(a)	135	134,588
5.00%, 10/25/40(a)	355	356,685
5.25%, 09/01/35	866	905,817
5.63%, 04/01/40	492	523,092
5.63%, 04/15/41	540	561,517
6.20%, 04/15/38(a)	710	794,678
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
6.50%, 08/15/37	$920	$1,054,090
		65,769,131
Semiconductors — 2.2%
Advanced Micro Devices Inc., 4.39%, 06/01/52(a)	391	328,800
Analog Devices Inc.
2.80%, 10/01/41	603	437,338
2.95%, 10/01/51(a)	795	509,907
5.30%, 12/15/45	230	221,611
5.30%, 04/01/54(a)	490	469,018
Applied Materials Inc.
2.75%, 06/01/50	559	349,180
4.35%, 04/01/47	875	745,798
5.10%, 10/01/35	271	278,815
5.85%, 06/15/41	495	517,767
Broadcom Inc.
3.14%, 11/15/35(b)	2,794	2,364,036
3.19%, 11/15/36(b)	2,594	2,165,310
3.50%, 02/15/41(b)	2,675	2,120,318
3.75%, 02/15/51(b)	1,516	1,132,106
4.93%, 05/15/37(b)	2,637	2,564,774
Foundry JV Holdco LLC
6.10%, 01/25/36(b)	1,070	1,119,500
6.20%, 01/25/37(b)	1,315	1,382,747
6.30%, 01/25/39(b)	1,015	1,072,930
6.40%, 01/25/38(b)	796	852,405
Intel Corp.
2.80%, 08/12/41	660	442,347
3.05%, 08/12/51(a)	1,081	639,183
3.10%, 02/15/60	898	499,063
3.20%, 08/12/61	480	270,626
3.25%, 11/15/49	1,802	1,125,319
3.73%, 12/08/47	1,846	1,284,478
4.10%, 05/19/46	1,079	808,085
4.10%, 05/11/47	1,006	740,921
4.25%, 12/15/42	500	400,454
4.60%, 03/25/40	664	584,248
4.75%, 03/25/50	2,198	1,760,044
4.80%, 10/01/41	816	708,883
4.90%, 07/29/45	661	559,553
4.90%, 08/05/52	1,793	1,457,587
4.95%, 03/25/60	918	734,468
5.05%, 08/05/62	859	689,447
5.60%, 02/21/54(a)	1,082	984,020
5.63%, 02/10/43	865	819,572
5.70%, 02/10/53	1,746	1,605,602
5.90%, 02/10/63	1,156	1,066,758
KLA Corp.
3.30%, 03/01/50	539	372,497
4.95%, 07/15/52	1,247	1,131,573
5.00%, 03/15/49	315	288,341
5.25%, 07/15/62	598	555,785
Lam Research Corp.
2.88%, 06/15/50(a)	503	320,141
3.13%, 06/15/60	120	73,582
4.88%, 03/15/49	638	577,643
Micron Technology Inc.
3.37%, 11/01/41	361	269,976
3.48%, 11/01/51(a)	356	242,454
6.05%, 11/01/35	900	945,601
NVIDIA Corp.
3.50%, 04/01/40	764	646,699
Security	Par (000)	Value
Semiconductors (continued)
3.50%, 04/01/50	$1,606	$1,195,443
3.70%, 04/01/60	268	195,012
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42	310	222,171
3.25%, 05/11/41(a)	831	615,129
3.25%, 11/30/51	336	216,168
Qualcomm Inc.
3.25%, 05/20/50(a)	659	451,392
4.30%, 05/20/47	1,268	1,056,899
4.50%, 05/20/52	915	768,410
4.80%, 05/20/45	1,263	1,153,235
6.00%, 05/20/53(a)	993	1,037,946
Texas Instruments Inc.
2.70%, 09/15/51(a)	311	187,123
3.88%, 03/15/39	559	492,404
4.10%, 08/16/52	296	232,549
4.15%, 05/15/48	1,217	997,132
5.00%, 03/14/53	618	565,259
5.05%, 05/18/63	1,332	1,196,387
5.15%, 02/08/54	660	619,377
TSMC Arizona Corp.
3.13%, 10/25/41	750	594,504
3.25%, 10/25/51(a)	829	614,657
4.50%, 04/22/52(a)	815	751,620
		54,400,127
Software — 2.7%
AppLovin Corp., 5.95%, 12/01/54	180	175,162
Electronic Arts Inc., 2.95%, 02/15/51	254	157,797
Fidelity National Information Services Inc.
3.10%, 03/01/41	463	338,531
4.50%, 08/15/46	167	136,374
5.63%, 07/15/52(a)	165	158,087
Series 30Y, 4.75%, 05/15/48	195	164,478
Fiserv Inc., 4.40%, 07/01/49	1,688	1,349,798
Intuit Inc., 5.50%, 09/15/53	1,083	1,062,282
Microsoft Corp.
2.50%, 09/15/50(a)	1,376	837,147
2.53%, 06/01/50	5,911	3,613,537
2.68%, 06/01/60(a)	3,401	1,970,249
2.92%, 03/17/52	5,564	3,640,901
3.04%, 03/17/62	1,679	1,058,725
3.45%, 08/08/36	1,540	1,389,563
3.50%, 11/15/42	451	365,451
3.70%, 08/08/46	1,849	1,489,890
3.75%, 02/12/45	522	430,243
3.95%, 08/08/56	291	229,298
4.00%, 02/12/55	516	413,749
4.10%, 02/06/37	716	689,825
4.20%, 11/03/35(a)	423	419,171
4.25%, 02/06/47	1,321	1,174,386
4.45%, 11/03/45	1,205	1,107,717
4.50%, 10/01/40	538	518,077
4.50%, 06/15/47	380	340,920
4.50%, 02/06/57(a)	985	879,094
4.75%, 11/03/55(a)	381	342,506
5.20%, 06/01/39(a)	381	399,945
5.30%, 02/08/41	631	656,440
Oracle Corp.
3.60%, 04/01/40(a)	2,688	2,130,758
3.60%, 04/01/50	4,177	2,856,561
3.65%, 03/25/41	2,042	1,597,906

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.80%, 11/15/37	$1,591	$1,357,121
3.85%, 07/15/36(a)	1,102	968,278
3.85%, 04/01/60	3,188	2,129,027
3.95%, 03/25/51	3,635	2,622,760
4.00%, 07/15/46	2,859	2,179,905
4.00%, 11/15/47	2,127	1,607,107
4.10%, 03/25/61	1,391	975,046
4.13%, 05/15/45	1,827	1,435,861
4.38%, 05/15/55	1,755	1,335,667
4.50%, 07/08/44	792	660,095
5.38%, 07/15/40	2,235	2,162,971
5.38%, 09/27/54	2,241	1,996,155
5.50%, 09/27/64	1,234	1,094,363
5.55%, 02/06/53	2,547	2,336,742
6.00%, 08/03/55	1,855	1,812,110
6.13%, 07/08/39	1,151	1,202,698
6.13%, 08/03/65	1,035	1,004,803
6.50%, 04/15/38	1,091	1,183,210
6.90%, 11/09/52	2,832	3,066,144
Salesforce Inc.
2.70%, 07/15/41	1,077	774,323
2.90%, 07/15/51	2,005	1,273,265
3.05%, 07/15/61(a)	943	571,074
Synopsys Inc., 5.70%, 04/01/55	1,665	1,634,747
		67,478,040
Telecommunications — 5.3%
America Movil SAB de CV
4.38%, 07/16/42	572	489,074
4.38%, 04/22/49(a)	738	606,613
6.13%, 11/15/37	244	258,131
6.13%, 03/30/40	1,669	1,761,647
AT&T Inc.
3.10%, 02/01/43	631	456,650
3.30%, 02/01/52	1,239	799,910
3.50%, 06/01/41	2,448	1,916,499
3.50%, 09/15/53	7,213	4,828,900
3.50%, 02/01/61	894	569,406
3.55%, 09/15/55	7,296	4,851,471
3.65%, 06/01/51	3,083	2,157,646
3.65%, 09/15/59	6,580	4,355,804
3.80%, 12/01/57	6,033	4,151,546
3.85%, 06/01/60	1,402	962,594
4.30%, 12/15/42	1,246	1,054,066
4.35%, 06/15/45	1,236	1,024,097
4.50%, 03/09/48	1,756	1,448,746
4.55%, 03/09/49	948	779,634
4.65%, 06/01/44	402	346,345
4.75%, 05/15/46	1,750	1,523,683
4.80%, 06/15/44	438	387,228
4.85%, 03/01/39	830	786,802
4.85%, 07/15/45(a)	337	296,474
4.90%, 08/15/37	656	632,126
5.15%, 03/15/42(a)	356	334,972
5.15%, 11/15/46	1,064	973,767
5.15%, 02/15/50(a)	592	531,194
5.25%, 03/01/37	999	1,001,294
5.35%, 09/01/40(a)	578	568,081
5.45%, 03/01/47	519	488,245
5.55%, 08/15/41	547	538,524
5.65%, 02/15/47	810	807,896
5.70%, 03/01/57(a)	525	502,277
Security	Par (000)	Value
Telecommunications (continued)
6.00%, 08/15/40(a)	$290	$301,194
6.05%, 08/15/56(a)	1,460	1,467,950
6.25%, 03/29/41(a)	255	269,431
6.30%, 01/15/38	351	378,044
6.38%, 03/01/41	331	351,132
6.55%, 02/15/39	318	348,473
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52(a)	439	301,178
4.30%, 07/29/49	164	126,621
4.46%, 04/01/48	816	660,982
5.55%, 02/15/54(a)	577	540,693
Series US-4, 3.65%, 03/17/51	346	242,033
Series US-6, 3.20%, 02/15/52(a)	400	255,019
British Telecommunications PLC, 4.25%, 11/08/49(b)	185	144,676
Cisco Systems Inc.
5.30%, 02/26/54	1,819	1,749,314
5.35%, 02/26/64	799	763,226
5.50%, 01/15/40	1,710	1,769,343
5.50%, 02/24/55	770	759,980
5.90%, 02/15/39	1,797	1,934,810
Corning Inc.
3.90%, 11/15/49	280	212,963
4.38%, 11/15/57	663	528,923
4.70%, 03/15/37	170	164,346
4.75%, 03/15/42	406	367,916
5.35%, 11/15/48	459	433,621
5.45%, 11/15/79	1,099	997,346
5.75%, 08/15/40	511	523,767
5.85%, 11/15/68	216	207,787
7.25%, 08/15/36(a)	195	200,460
Deutsche Telekom AG, 3.63%, 01/21/50(b)	645	463,914
Deutsche Telekom International Finance BV
4.75%, 06/21/38(b)	341	323,906
4.88%, 03/06/42(a)(b)	492	448,300
Juniper Networks Inc., 5.95%, 03/15/41	329	324,207
Motorola Solutions Inc., 5.50%, 09/01/44	344	334,931
Nokia OYJ, 6.63%, 05/15/39	325	332,016
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	558	501,834
Orange SA
5.38%, 01/13/42	673	663,283
5.50%, 02/06/44	509	503,462
Rogers Communications Inc.
3.70%, 11/15/49(a)	533	390,191
4.30%, 02/15/48	708	572,681
4.35%, 05/01/49	30	24,024
4.50%, 03/15/42	310	265,291
4.50%, 03/15/43(a)	431	366,414
4.55%, 03/15/52	1,891	1,522,926
5.00%, 03/15/44	743	668,303
5.45%, 10/01/43	636	599,589
7.50%, 08/15/38	448	519,172
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)(b)	184	139,434
SES SA, 5.30%, 04/04/43(b)	175	128,095
Telefonica Emisiones SA
4.67%, 03/06/38	359	325,031
4.90%, 03/06/48	1,077	905,127
5.21%, 03/08/47	2,292	2,012,662
5.52%, 03/01/49(a)	1,125	1,021,254
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
7.05%, 06/20/36	$1,743	$1,940,841
T-Mobile USA Inc.
3.00%, 02/15/41	1,689	1,234,007
3.30%, 02/15/51	3,217	2,113,748
3.40%, 10/15/52	3,164	2,092,259
3.60%, 11/15/60	1,102	719,839
4.38%, 04/15/40	1,490	1,323,737
4.50%, 04/15/50	2,356	1,925,505
5.25%, 06/15/55	965	867,888
5.50%, 01/15/55(a)	952	888,953
5.65%, 01/15/53	1,975	1,891,063
5.75%, 01/15/54(a)	1,541	1,491,346
5.80%, 09/15/62	461	447,688
5.88%, 11/15/55(a)	1,000	986,773
6.00%, 06/15/54	1,310	1,318,370
Verizon Communications Inc.
2.65%, 11/20/40	2,410	1,708,306
2.85%, 09/03/41	1,028	732,882
2.88%, 11/20/50	2,664	1,643,981
2.99%, 10/30/56(a)	3,572	2,133,412
3.00%, 11/20/60(a)	1,639	955,286
3.40%, 03/22/41	2,722	2,108,495
3.55%, 03/22/51(a)	3,738	2,656,691
3.70%, 03/22/61	2,915	1,997,366
3.85%, 11/01/42	632	501,842
3.88%, 03/01/52(a)	1,395	1,033,074
4.00%, 03/22/50	1,269	974,078
4.13%, 08/15/46	1,309	1,047,281
4.27%, 01/15/36	890	827,808
4.52%, 09/15/48	1,347	1,125,635
4.67%, 03/15/55	849	716,328
4.75%, 11/01/41	526	474,956
4.81%, 03/15/39	1,110	1,043,336
4.86%, 08/21/46	2,422	2,156,909
5.01%, 04/15/49(a)	832	748,378
5.01%, 08/21/54	861	761,857
5.25%, 03/16/37	1,153	1,155,581
5.40%, 07/02/37(b)	445	446,896
5.50%, 03/16/47	608	584,293
5.50%, 02/23/54(a)	1,283	1,230,949
5.85%, 09/15/35(a)	400	422,385
6.55%, 09/15/43	761	834,452
Vodafone Group PLC
4.25%, 09/17/50	684	533,012
4.38%, 02/19/43	440	375,816
4.88%, 06/19/49	1,441	1,251,623
5.00%, 05/30/38	453	440,641
5.25%, 05/30/48(a)	1,271	1,168,307
5.63%, 02/10/53	583	550,642
5.75%, 06/28/54	2,249	2,148,299
5.75%, 02/10/63	161	151,415
5.88%, 06/28/64	265	254,991
6.15%, 02/27/37	1,314	1,415,225
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(b)	295	233,696
		129,336,758
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44	246	216,796
6.35%, 03/15/40	422	437,447
Security	Par (000)	Value
Toys, Games & Hobbies (continued)
Mattel Inc.
5.45%, 11/01/41	$280	$251,730
6.20%, 10/01/40(a)	180	179,178
		1,085,151
Transportation — 3.3%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52(a)	731	451,010
3.05%, 02/15/51	547	357,064
3.30%, 09/15/51	757	518,538
3.55%, 02/15/50	931	672,304
3.90%, 08/01/46	691	545,111
4.05%, 06/15/48	764	610,653
4.13%, 06/15/47	800	653,882
4.15%, 04/01/45	835	694,482
4.15%, 12/15/48(a)	855	693,964
4.38%, 09/01/42	615	535,754
4.40%, 03/15/42	483	425,358
4.45%, 03/15/43	743	651,936
4.45%, 01/15/53	878	729,044
4.55%, 09/01/44	835	736,212
4.70%, 09/01/45	521	468,254
4.90%, 04/01/44	867	808,621
4.95%, 09/15/41	228	214,873
5.05%, 03/01/41	518	495,909
5.15%, 09/01/43	631	605,555
5.20%, 04/15/54	1,501	1,400,427
5.40%, 06/01/41	440	437,854
5.50%, 03/15/55	1,195	1,160,848
5.75%, 05/01/40	667	696,986
5.80%, 03/15/56	1,250	1,268,011
6.15%, 05/01/37	668	734,093
6.20%, 08/15/36	340	374,314
Canadian National Railway Co.
2.45%, 05/01/50	683	399,130
3.20%, 08/02/46	697	493,746
3.50%, 11/15/42	148	113,622
3.65%, 02/03/48	654	495,043
4.40%, 08/05/52(a)	674	563,526
4.45%, 01/20/49	611	522,658
4.50%, 11/07/43(a)	188	162,971
6.13%, 11/01/53	310	331,306
6.20%, 06/01/36(a)	415	460,706
6.38%, 11/15/37	369	412,389
6.71%, 07/15/36(a)	315	357,716
Canadian Pacific Railway Co.
3.00%, 12/02/41(a)	1,018	742,689
3.10%, 12/02/51(a)	1,495	971,793
3.50%, 05/01/50	585	414,224
4.20%, 11/15/69	316	236,649
4.30%, 05/15/43(a)	481	408,242
4.70%, 05/01/48	658	576,533
4.80%, 09/15/35	290	283,982
4.80%, 08/01/45	551	493,216
4.95%, 08/15/45	497	453,213
5.75%, 01/15/42	88	86,896
5.95%, 05/15/37	513	546,169
6.13%, 09/15/2115	729	734,182
Central Japan Railway Co., 4.25%, 11/24/45(b)	206	169,630
CSX Corp.
2.50%, 05/15/51	420	240,720
3.35%, 09/15/49	660	456,275

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.80%, 11/01/46	$742	$573,014
3.80%, 04/15/50	439	328,340
3.95%, 05/01/50(a)	642	493,935
4.10%, 03/15/44	711	586,046
4.25%, 11/01/66	457	347,392
4.30%, 03/01/48	950	783,491
4.40%, 03/01/43(a)	202	174,999
4.50%, 03/15/49	444	373,484
4.50%, 11/15/52(a)	887	740,377
4.50%, 08/01/54	486	401,396
4.65%, 03/01/68	425	345,307
4.75%, 05/30/42	676	616,531
4.75%, 11/15/48	747	657,570
4.90%, 03/15/55(a)	460	407,169
5.50%, 04/15/41	517	518,322
6.00%, 10/01/36(a)	368	396,730
6.15%, 05/01/37	591	644,324
6.22%, 04/30/40	629	680,641
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(b)	385	231,155
3.83%, 09/14/61(b)	716	473,479
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61(a)(b)	675	460,012
4.70%, 05/07/50(a)(b)	1,028	863,520
5.00%, 01/25/47(b)	340	302,185
ENA Master Trust, 4.00%, 05/19/48(a)(b)	425	312,375
FedEx Corp.
3.25%, 05/15/41	331	237,663
3.88%, 08/01/42	300	233,163
3.88%, 08/01/42(b)	130	101,037
4.05%, 02/15/48	862	638,460
4.05%, 02/15/48(b)	100	74,067
4.10%, 04/15/43	232	180,135
4.10%, 04/15/43(b)	160	124,231
4.10%, 02/01/45	268	205,926
4.10%, 02/01/45(b)	50	38,419
4.40%, 01/15/47	635	499,043
4.40%, 01/15/47(b)	5	3,929
4.50%, 02/01/65	169	123,480
4.55%, 04/01/46	649	525,681
4.55%, 04/01/46(b)	215	174,147
4.75%, 11/15/45	919	768,588
4.75%, 11/15/45(b)	70	58,543
4.95%, 10/17/48(a)	587	494,768
4.95%, 10/17/48(b)	80	67,430
5.10%, 01/15/44	237	210,387
5.10%, 01/15/44(b)	60	53,263
5.25%, 05/15/50(a)	503	442,502
5.25%, 05/15/50(a)(b)	465	409,073
Norfolk Southern Corp.
2.90%, 08/25/51(a)	545	339,115
3.05%, 05/15/50	743	485,037
3.16%, 05/15/55	772	490,167
3.40%, 11/01/49	452	313,401
3.70%, 03/15/53	388	280,264
3.94%, 11/01/47	746	585,591
3.95%, 10/01/42	611	500,290
4.05%, 08/15/52	933	718,858
4.10%, 05/15/49	429	338,043
4.10%, 05/15/2121	495	341,073
4.15%, 02/28/48	630	507,807
Security	Par (000)	Value
Transportation (continued)
4.45%, 06/15/45	$569	$488,002
4.55%, 06/01/53	810	675,829
4.65%, 01/15/46	646	566,697
4.80%, 08/15/43	360	318,997
4.84%, 10/01/41	282	262,077
5.10%, 08/01/2118	295	246,891
5.35%, 08/01/54(a)	1,045	994,566
5.95%, 03/15/64	465	473,949
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	166	174,770
TTX Co.
3.90%, 02/01/45(b)	255	203,186
4.20%, 07/01/46(b)	330	272,437
4.60%, 02/01/49(a)(b)	591	505,326
4.65%, 06/15/44(b)	5	4,321
5.65%, 12/01/52(b)	250	246,184
Union Pacific Corp.
2.89%, 04/06/36	655	543,921
2.95%, 03/10/52	812	511,017
2.97%, 09/16/62	858	497,797
3.20%, 05/20/41	723	552,845
3.25%, 02/05/50	1,580	1,075,268
3.35%, 08/15/46	379	271,559
3.38%, 02/14/42	430	330,419
3.50%, 02/14/53	1,385	966,954
3.55%, 08/15/39	632	527,969
3.55%, 05/20/61	653	432,958
3.60%, 09/15/37	288	250,460
3.75%, 02/05/70	700	467,952
3.80%, 10/01/51	865	644,160
3.80%, 04/06/71	896	605,618
3.84%, 03/20/60	1,750	1,249,957
3.85%, 02/14/72	430	293,235
3.88%, 02/01/55	431	319,431
3.95%, 08/15/59	447	326,209
4.00%, 04/15/47	715	564,389
4.05%, 11/15/45	552	445,702
4.05%, 03/01/46	653	524,268
4.10%, 09/15/67	453	329,992
4.30%, 03/01/49	933	761,926
4.50%, 09/10/48	392	330,323
4.95%, 09/09/52(a)	578	519,729
4.95%, 05/15/53	457	410,805
5.15%, 01/20/63(a)	298	269,072
5.60%, 12/01/54(a)	830	818,320
United Parcel Service Inc.
3.40%, 11/15/46	505	363,736
3.40%, 09/01/49	694	479,260
3.63%, 10/01/42	293	228,446
3.75%, 11/15/47	1,149	867,570
4.25%, 03/15/49	753	608,179
4.88%, 11/15/40	472	444,393
5.05%, 03/03/53	1,014	912,255
5.20%, 04/01/40	503	498,106
5.30%, 04/01/50(a)	1,187	1,115,630
5.50%, 05/22/54	980	940,247
5.60%, 05/22/64	515	488,746
5.95%, 05/14/55	1,130	1,143,084
6.05%, 05/14/65	865	874,825
6.20%, 01/15/38	1,374	1,496,127
		81,079,749
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51	$534	$331,529
4.50%, 03/30/45	230	185,470
5.20%, 03/15/44(a)	359	332,109
6.05%, 06/05/54(a)	650	649,693
		1,498,801
Water — 0.3%
American Water Capital Corp.
3.25%, 06/01/51	520	349,018
3.45%, 05/01/50(a)	430	302,142
3.75%, 09/01/47(a)	660	499,542
4.00%, 12/01/46	380	302,933
4.15%, 06/01/49(a)	455	359,412
4.20%, 09/01/48	655	527,917
4.30%, 12/01/42	466	396,913
4.30%, 09/01/45(a)	296	251,694
5.45%, 03/01/54	780	749,220
5.70%, 09/01/55	870	856,140
6.59%, 10/15/37(a)	657	739,064
Essential Utilities Inc.
3.35%, 04/15/50	541	356,400
4.28%, 05/01/49	350	272,846
5.30%, 05/01/52	440	398,506
		6,361,747
Total Long-Term Investments — 97.4% (Cost: $2,797,425,157)		2,398,922,597
	Shares
Short-Term Securities
Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(g)(h)(i)	233,331,351	233,448,016
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.26%(g)(h)	26,670,000	$26,670,000
Total Short-Term Securities — 10.6% (Cost: $260,012,677)		260,118,016
Total Investments — 108.0% (Cost: $3,057,437,834)		2,659,040,613
Liabilities in Excess of Other Assets — (8.0)%		(197,275,052)
Net Assets — 100.0%		$2,461,765,561

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$312,794,443	$—	$(79,347,789)(a)	$(1,983)	$3,345	$233,448,016	233,331,351	$348,870 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,420,000	1,250,000 (a)	—	—	—	26,670,000	26,670,000	586,554	—
				$(1,983)	$3,345	$260,118,016		$935,424	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,398,922,597	$—	$2,398,922,597
Short-Term Securities
Money Market Funds	260,118,016	—	—	260,118,016
	$260,118,016	$2,398,922,597	$—	$2,659,040,613
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
August 31, 2025

	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF	iShares 10+ Year Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$14,469,709,317	$21,074,281,394	$15,820,451,556	$2,398,922,597
Investments, at value—affiliated(c)	1,434,076,087	1,574,145,910	1,952,092,474	260,118,016
Cash	—	—	21,974	3,161
Foreign currency, at value(d)	89	60	—	—
Receivables:
Investments sold	—	—	—	39,778
Securities lending income—affiliated	318,280	389,097	341,207	53,792
Capital shares sold	3,475,338	18,044,656	6,411,882	1,251,968
Dividends—affiliated	120,120	110,822	290,874	78,675
Interest—unaffiliated	184,618,517	240,353,061	198,627,458	36,544,215
Total assets	16,092,317,748	22,907,325,000	17,978,237,425	2,697,012,202
LIABILITIES
Bank overdraft	112,968	510,089	—	—
Collateral on securities loaned, at value	1,363,330,596	1,460,230,537	1,779,900,456	233,427,235
Payables:
Investments purchased	6,043,825	17,018,133	9,963,163	1,701,212
Capital shares redeemed	—	770,491	840,753	35,279
Investment advisory fees	495,578	744,573	539,459	82,915
Total liabilities	1,369,982,967	1,479,273,823	1,791,243,831	235,246,641
Commitments and contingent liabilities
NET ASSETS	$14,722,334,781	$21,428,051,177	$16,186,993,594	$2,461,765,561
NET ASSETS CONSIST OF
Paid-in capital	$15,423,704,199	$21,621,358,448	$17,070,544,213	$3,003,838,399
Accumulated loss	(701,369,418)	(193,307,271)	(883,550,619)	(542,072,838)
NET ASSETS	$14,722,334,781	$21,428,051,177	$16,186,993,594	$2,461,765,561
NET ASSET VALUE
Shares outstanding	285,050,000	404,300,000	301,600,000	49,100,000
Net asset value	$51.65	$53.00	$53.67	$50.14
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$15,041,152,806	$20,797,096,808	$15,824,741,591	$2,797,425,157
(b) Securities loaned, at value	$1,312,613,538	$1,409,975,918	$1,715,504,322	$222,937,835
(c) Investments, at cost—affiliated	$1,433,582,791	$1,573,402,996	$1,951,367,752	$260,012,677
(d) Foreign currency, at cost	$78	$53	$—	$—
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended August 31, 2025

	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF	iShares 10+ Year Investment Grade Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$548,089	$759,023	$2,250,728	$586,554
Interest—unaffiliated	320,107,405	479,283,005	354,969,313	64,236,962
Securities lending income—affiliated—net	1,934,650	2,476,073	2,304,997	348,870
Other income—unaffiliated	382,955	697,965	33,961	75,862
Total investment income	322,973,099	483,216,066	359,558,999	65,248,248
EXPENSES
Investment advisory	2,736,943	4,320,675	3,055,580	498,694
Interest expense	—	—	334	—
Total expenses	2,736,943	4,320,675	3,055,914	498,694
Net investment income	320,236,156	478,895,391	356,503,085	64,749,554
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(23,460,338)	(41,563,679)	(172,234,354)	(9,682,711)
Investments—affiliated	(19,959)	(25,806)	(22,779)	(1,983)
In-kind redemptions—unaffiliated(a)	10,258,031	64,952,763	34,398,038	(26,671,304)
	(13,222,266)	23,363,278	(137,859,095)	(36,355,998)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	91,990,694	240,820,626	411,086,894	(30,075,746)
Investments—affiliated	34,650	24,584	32,715	3,345
Foreign currency translations	10	7	—	—
	92,025,354	240,845,217	411,119,609	(30,072,401)
Net realized and unrealized gain (loss)	78,803,088	264,208,495	273,260,514	(66,428,399)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$399,039,244	$743,103,886	$629,763,599	$(1,678,845)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares Broad USD Investment Grade Corporate Bond ETF		iShares 1-5 Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$320,236,156	$528,530,528	$478,895,391	$859,358,091
Net realized gain (loss)	(13,222,266)	(21,982,609)	23,363,278	(121,100,116)
Net change in unrealized appreciation (depreciation)	92,025,354	253,499,589	240,845,217	622,977,007
Net increase in net assets resulting from operations	399,039,244	760,047,508	743,103,886	1,361,234,982
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(311,277,147)(b)	(521,252,074)	(475,991,082)(b)	(854,199,269)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,092,111,403	1,824,920,329	(542,179,572)	(155,581,087)
NET ASSETS
Total increase (decrease) in net assets	2,179,873,500	2,063,715,763	(275,066,768)	351,454,626
Beginning of period	12,542,461,281	10,478,745,518	21,703,117,945	21,351,663,319
End of period	$14,722,334,781	$12,542,461,281	$21,428,051,177	$21,703,117,945

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares 5-10 Year Investment Grade Corporate Bond ETF		iShares 10+ Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$356,503,085	$627,618,131	$64,749,554	$127,138,875
Net realized loss	(137,859,095)	(130,907,504)	(36,355,998)	(23,895,952)
Net change in unrealized appreciation (depreciation)	411,119,609	549,521,632	(30,072,401)	26,176,940
Net increase (decrease) in net assets resulting from operations	629,763,599	1,046,232,259	(1,678,845)	129,419,863
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(351,747,732)(b)	(615,689,462)	(65,904,055)(b)	(124,382,045)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	572,184,230	2,366,650,106	(225,523,953)	642,315,375
NET ASSETS
Total increase (decrease) in net assets	850,200,097	2,797,192,903	(293,106,853)	647,353,193
Beginning of period	15,336,793,497	12,539,600,594	2,754,872,414	2,107,519,221
End of period	$16,186,993,594	$15,336,793,497	$2,461,765,561	$2,754,872,414

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Broad USD Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of period	$51.42	$50.35	$49.43	$56.64	$60.09	$60.20
Net investment income(a)	1.20	2.31	2.09	1.66	1.36	1.67
Net realized and unrealized gain (loss)(b)	0.21	1.04	0.87	(7.28)	(3.43)	(0.06)
Net increase (decrease) from investment operations	1.41	3.35	2.96	(5.62)	(2.07)	1.61
Distributions from net investment income(c)	(1.18)(d)	(2.28)	(2.04)	(1.59)	(1.38)	(1.72)
Net asset value, end of period	$51.65	$51.42	$50.35	$49.43	$56.64	$60.09
Total Return(e)
Based on net asset value	2.77%(f)	6.82%	6.14%	(9.99)%	(3.51)%	2.70%
Ratios to Average Net Assets(g)
Total expenses	0.04%(h)	0.04%	0.04%	0.04%	0.04%	0.06%
Net investment income	4.68%(h)	4.53%	4.20%	3.27%	2.27%	2.77%
Supplemental Data
Net assets, end of period (000)	$14,722,335	$12,542,461	$10,478,746	$8,240,435	$6,582,071	$5,913,258
Portfolio turnover rate(i)	6%	12%	10%	11%	12%	13%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares 1-5 Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of period	$52.34	$51.07	$49.89	$52.72	$54.88	$54.36
Net investment income(a)	1.17	2.12	1.71	1.11	0.81	1.19
Net realized and unrealized gain(b)	0.65	1.26	1.18	(2.86)	(2.02)	0.60
Net increase from investment operations	1.82	3.38	2.89	(1.75)	(1.21)	1.79
Distributions(c)
From net investment income	(1.16)(d)	(2.11)	(1.71)	(1.07)	(0.86)	(1.27)
From net realized gain	—	—	—	(0.01)	(0.09)	—
Total distributions	(1.16)	(2.11)	(1.71)	(1.08)	(0.95)	(1.27)
Net asset value, end of period	$53.00	$52.34	$51.07	$49.89	$52.72	$54.88
Total Return(e)
Based on net asset value	3.51%(f)	6.77%	5.91%	(3.32)%	(2.20)%	3.32%
Ratios to Average Net Assets(g)
Total expenses	0.04%(h)	0.04%	0.04%	0.05%	0.06%	0.06%
Net investment income	4.43%(h)	4.11%	3.39%	2.21%	1.50%	2.18%
Supplemental Data
Net assets, end of period (000)	$21,428,051	$21,703,118	$21,351,663	$24,248,111	$22,436,202	$22,726,686
Portfolio turnover rate(i)	15%	29%	25%	26%	30%	29%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares 5-10 Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of period	$52.70	$51.10	$49.83	$56.71	$60.34	$59.76
Net investment income(a)	1.24	2.32	2.02	1.57	1.34	1.58
Net realized and unrealized gain (loss)(b)	0.95	1.57	1.25	(6.91)	(3.49)	0.65
Net increase (decrease) from investment operations	2.19	3.89	3.27	(5.34)	(2.15)	2.23
Distributions(c)
From net investment income	(1.22)(d)	(2.29)	(2.00)	(1.54)	(1.35)	(1.65)
From net realized gain	—	—	—	—	(0.13)	—
Total distributions	(1.22)	(2.29)	(2.00)	(1.54)	(1.48)	(1.65)
Net asset value, end of period	$53.67	$52.70	$51.10	$49.83	$56.71	$60.34
Total Return(e)
Based on net asset value	4.20%(f)	7.80%	6.71%	(9.47)%	(3.62)%	3.79%
Ratios to Average Net Assets(g)
Total expenses	0.04%(h)	0.04%	0.04%	0.05%	0.06%	0.06%
Net investment income	4.67%(h)	4.48%	4.02%	3.07%	2.24%	2.64%
Supplemental Data
Net assets, end of period (000)	$16,186,994	$15,336,793	$12,539,601	$11,026,688	$11,188,899	$11,063,433
Portfolio turnover rate(i)	15%	19%	21%	24%	27%	23%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares 10+ Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of period	$51.21	$50.78	$50.34	$63.42	$68.68	$70.27
Net investment income(a)	1.30	2.57	2.47	2.27	2.18	2.31
Net realized and unrealized gain (loss)(b)	(1.07)	0.39	0.39	(13.06)	(5.24)	(1.57)
Net increase (decrease) from investment operations	0.23	2.96	2.86	(10.79)	(3.06)	0.74
Distributions from net investment income(c)	(1.30)(d)	(2.53)	(2.42)	(2.29)	(2.20)	(2.33)
Net asset value, end of period	$50.14	$51.21	$50.78	$50.34	$63.42	$68.68
Total Return(e)
Based on net asset value	0.49%(f)	5.97%	5.87%	(17.18)%	(4.62)%	1.05%
Ratios to Average Net Assets(g)
Total expenses	0.04%(h)	0.04%	0.04%	0.05%	0.06%	0.06%
Net investment income	5.19%(h)	5.05%	4.93%	4.26%	3.18%	3.32%
Supplemental Data
Net assets, end of period (000)	$2,461,766	$2,754,872	$2,107,519	$1,600,835	$1,991,416	$2,403,908
Portfolio turnover rate(i)	2%	6%	7%	9%	9%	10%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Broad USD Investment Grade Corporate Bond	Diversified
1-5 Year Investment Grade Corporate Bond	Diversified
5-10 Year Investment Grade Corporate Bond	Diversified
10+ Year Investment Grade Corporate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Broad USD Investment Grade Corporate Bond
Barclays Bank PLC	$236,790,264	$(236,790,264)	$—	$—
Barclays Capital, Inc.	19,982,671	(19,982,671)	—	—
BMO Capital Markets Corp.	5,044,288	(5,044,288)	—	—
BNP Paribas SA	137,196,345	(137,196,345)	—	—
BofA Securities, Inc.	62,567,079	(62,567,079)	—	—
Citadel Clearing LLC	4,627,354	(4,627,354)	—	—
Citigroup Global Markets, Inc.	36,028,792	(36,028,792)	—	—
Deutsche Bank Securities, Inc.	64,442,076	(64,442,076)	—	—
Goldman Sachs & Co. LLC	97,632,165	(97,632,165)	—	—
HSBC Securities (USA), Inc.	18,462,158	(18,462,158)	—	—
J.P. Morgan Securities LLC	252,698,583	(252,698,583)	—	—
Jefferies LLC	3,997,635	(3,997,635)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	27,911,707	(27,911,707)	—	—
Morgan Stanley	93,489,845	(93,489,845)	—	—
National Bank of Canada	20,068,373	(20,068,373)	—	—
Nomura Securities International, Inc.	10,354,996	(10,354,996)	—	—
Pershing LLC	30,427,070	(30,427,070)	—	—
RBC Capital Markets LLC	93,422,350	(93,422,350)	—	—
Scotia Capital (USA), Inc.	8,965,128	(8,965,128)	—	—
Scotia Capital, Inc.	2,735,941	(2,735,941)	—	—
State Street Bank & Trust Co.	6,337,228	(6,337,228)	—	—
TD Securities (USA) LLC	2,924,140	(2,924,140)	—	—
Toronto-Dominion Bank	5,176,895	(5,176,895)	—	—
UBS AG	453,437	(453,437)	—	—
UBS Securities LLC	25,292,058	(25,292,058)	—	—
Wells Fargo Bank N.A.	4,364,808	(4,364,808)	—	—
Wells Fargo Securities LLC	41,220,152	(41,220,152)	—	—
	$1,312,613,538	$(1,312,613,538)	$—	$—
1-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$249,236,723	$(249,236,723)	$—	$—
Barclays Capital, Inc.	9,099,286	(9,099,286)	—	—
BMO Capital Markets Corp.	23,164,439	(23,164,439)	—	—
BNP Paribas SA	68,401,870	(68,401,870)	—	—
BofA Securities, Inc.	67,006,534	(67,006,534)	—	—
Citigroup Global Markets, Inc.	54,521,854	(54,521,854)	—	—
Deutsche Bank Securities, Inc.	83,593,728	(83,593,728)	—	—
Goldman Sachs & Co. LLC	88,158,391	(88,158,391)	—	—
HSBC Securities (USA), Inc.	14,907,388	(14,907,388)	—	—
J.P. Morgan Securities LLC	339,742,062	(339,742,062)	—	—
Jefferies LLC	1,780,042	(1,780,042)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	32,015,506	(32,015,506)	—	—
Morgan Stanley	125,349,741	(125,349,741)	—	—
National Bank of Canada	15,093,481	(15,093,481)	—	—
Nomura Securities International, Inc.	11,833,643	(11,833,643)	—	—
Pershing LLC	48,340,462	(48,340,462)	—	—
RBC Capital Markets LLC	63,136,365	(63,136,365)	—	—
Scotia Capital (USA), Inc.	340,770	(340,770)	—	—
Scotia Capital, Inc.	2,003,149	(2,003,149)	—	—
State Street Bank & Trust Co.	5,946,683	(5,946,683)	—	—
TD Securities (USA) LLC	4,815,010	(4,815,010)	—	—
Toronto-Dominion Bank	2,386,315	(2,386,315)	—	—
UBS AG	1,171,275	(1,171,275)	—	—
UBS Securities LLC	31,835,781	(31,835,781)	—	—
Wells Fargo Bank N.A.	3,368,089	(3,368,089)	—	—
Wells Fargo Securities LLC	62,727,331	(62,727,331)	—	—
	$1,409,975,918	$(1,409,975,918)	$—	$—
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
5-10 Year Investment Grade Corporate Bond
Barclays Bank PLC	$331,601,124	$(331,601,124)	$—	$—
Barclays Capital, Inc.	31,760,869	(31,760,869)	—	—
BMO Capital Markets Corp.	9,612,442	(9,612,442)	—	—
BNP Paribas SA	137,151,147	(137,151,147)	—	—
BofA Securities, Inc.	80,361,707	(80,361,707)	—	—
Citadel Clearing LLC	5,100,109	(5,100,109)	—	—
Citigroup Global Markets, Inc.	39,328,295	(39,328,295)	—	—
Deutsche Bank Securities, Inc.	139,606,473	(139,606,473)	—	—
Goldman Sachs & Co. LLC	89,439,655	(89,439,655)	—	—
HSBC Securities (USA), Inc.	21,753,868	(21,753,868)	—	—
J.P. Morgan Securities LLC	232,335,425	(232,335,425)	—	—
Jefferies LLC	4,740,484	(4,740,484)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	27,549,540	(27,549,540)	—	—
Morgan Stanley	93,176,962	(93,176,962)	—	—
National Bank of Canada	32,712,956	(32,712,956)	—	—
Nomura Securities International, Inc.	19,631,380	(19,631,380)	—	—
Pershing LLC	37,042,710	(37,042,710)	—	—
RBC Capital Markets LLC	196,254,874	(196,254,874)	—	—
Scotia Capital (USA), Inc.	21,744,312	(21,744,312)	—	—
Scotia Capital, Inc.	3,290,432	(3,290,432)	—	—
State Street Bank & Trust Co.	6,109,151	(6,109,151)	—	—
TD Securities (USA) LLC	4,259,043	(4,259,043)	—	—
Toronto-Dominion Bank	30,524,376	(30,524,376)	—	—
UBS AG	1,712,597	(1,712,597)	—	—
UBS Securities LLC	37,078,042	(37,078,042)	—	—
Wells Fargo Bank N.A.	11,054,680	(11,054,680)	—	—
Wells Fargo Securities LLC	70,571,669	(70,571,669)	—	—
	$1,715,504,322	$(1,715,504,322)	$—	$—
10+ Year Investment Grade Corporate Bond
Barclays Bank PLC	$32,628,894	$(32,628,894)	$—	$—
BMO Capital Markets Corp.	1,275,048	(1,275,048)	—	—
BNP Paribas SA	43,376,142	(43,376,142)	—	—
BofA Securities, Inc.	7,952,152	(7,952,152)	—	—
Citadel Clearing LLC	535,588	(535,588)	—	—
Citigroup Global Markets, Inc.	4,365,954	(4,365,954)	—	—
Deutsche Bank Securities, Inc.	6,311,538	(6,311,538)	—	—
Goldman Sachs & Co. LLC	26,687,150	(26,687,150)	—	—
HSBC Securities (USA), Inc.	912,023	(912,023)	—	—
J.P. Morgan Securities LLC	50,798,099	(50,798,099)	—	—
Jefferies LLC	19,219	(19,219)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	658,774	(658,774)	—	—
Morgan Stanley	11,401,994	(11,401,994)	—	—
Nomura Securities International, Inc.	2,096,622	(2,096,622)	—	—
Pershing LLC	2,753,771	(2,753,771)	—	—
RBC Capital Markets LLC	14,991,072	(14,991,072)	—	—
Scotia Capital (USA), Inc.	1,963,718	(1,963,718)	—	—
State Street Bank & Trust Co.	2,698,236	(2,698,236)	—	—
Toronto-Dominion Bank	107,106	(107,106)	—	—
UBS Securities LLC	4,620,769	(4,620,769)	—	—
Wells Fargo Securities LLC	6,783,966	(6,783,966)	—	—
	$222,937,835	$(222,937,835)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Broad USD Investment Grade Corporate Bond	0.04%
1-5 Year Investment Grade Corporate Bond	0.04
5-10 Year Investment Grade Corporate Bond	0.04
10+ Year Investment Grade Corporate Bond	0.04
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Broad USD Investment Grade Corporate Bond	$691,223
1-5 Year Investment Grade Corporate Bond	857,553
5-10 Year Investment Grade Corporate Bond	849,132
10+ Year Investment Grade Corporate Bond	125,963
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended August 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities	Other Securities
iShares ETF	Purchases	Purchases	Sales
Broad USD Investment Grade Corporate Bond	$257,795	$791,306,697	$744,747,293
1-5 Year Investment Grade Corporate Bond	1,038,440	3,168,987,344	3,227,797,788
5-10 Year Investment Grade Corporate Bond	—	2,262,567,986	2,386,844,431
10+ Year Investment Grade Corporate Bond	—	59,844,068	57,373,263
For the six months ended August 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Broad USD Investment Grade Corporate Bond	$2,782,995,717	$791,813,824
1-5 Year Investment Grade Corporate Bond	4,697,681,938	5,214,077,201
5-10 Year Investment Grade Corporate Bond	2,656,792,080	2,109,274,479
10+ Year Investment Grade Corporate Bond	803,749,502	1,017,456,008
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 28, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
Broad USD Investment Grade Corporate Bond	$(168,497,410)
1-5 Year Investment Grade Corporate Bond	(568,686,797)
5-10 Year Investment Grade Corporate Bond	(799,531,611)
10+ Year Investment Grade Corporate Bond	(117,027,868)

(a)	Amounts available to offset future realized capital gains.
As of August 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Broad USD Investment Grade Corporate Bond	$16,480,854,106	$142,550,970	$(719,619,672)	$(577,068,702)
1-5 Year Investment Grade Corporate Bond	22,375,735,107	322,198,295	(49,506,098)	272,692,197
5-10 Year Investment Grade Corporate Bond	17,779,571,710	244,399,508	(251,427,188)	(7,027,680)
10+ Year Investment Grade Corporate Bond	3,058,390,956	2,644,513	(401,994,856)	(399,350,343)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 08/31/25		Year Ended 02/28/25
iShares ETF	Shares	Amount	Shares	Amount
Broad USD Investment Grade Corporate Bond
Shares sold	57,150,000	$2,904,010,860	52,250,000	$2,655,389,100
Shares redeemed	(16,000,000)	(811,899,457)	(16,450,000)	(830,468,771)
	41,150,000	$2,092,111,403	35,800,000	$1,824,920,329
1-5 Year Investment Grade Corporate Bond
Shares sold	92,100,000	$4,817,826,758	121,100,000	$6,258,576,579
Shares redeemed	(102,450,000)	(5,360,006,330)	(124,500,000)	(6,414,157,666)
	(10,350,000)	$(542,179,572)	(3,400,000)	$(155,581,087)
5-10 Year Investment Grade Corporate Bond
Shares sold	51,750,000	$2,728,884,584	115,850,000	$6,003,740,361
Shares redeemed	(41,150,000)	(2,156,700,354)	(70,250,000)	(3,637,090,255)
	10,600,000	$572,184,230	45,600,000	$2,366,650,106
10+ Year Investment Grade Corporate Bond
Shares sold	16,600,000	$821,270,961	39,400,000	$2,020,313,325
Shares redeemed	(21,300,000)	(1,046,794,914)	(27,100,000)	(1,377,997,950)
	(4,700,000)	$(225,523,953)	12,300,000	$642,315,375
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the

2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares 10+ Year Investment Grade Corporate Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally

2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December 9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST	Special Tax
Glossary of Terms Used in this Report

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares ESG Aware 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ
• iShares ESG Aware U.S. Aggregate Bond ETF | EAGG | NYSE Arca
• iShares ESG Aware USD Corporate Bond ETF | SUSC | NASDAQ

2

Schedule of Investments (unaudited)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28(a)	$290	$292,283
4.75%, 03/30/30	1,000	1,007,557
		1,299,840
Aerospace & Defense — 0.3%
Hexcel Corp., 4.20%, 02/15/27	1,030	1,022,676
Northrop Grumman Corp.
3.20%, 02/01/27	10	9,876
3.25%, 01/15/28	40	39,272
4.60%, 02/01/29	460	467,020
4.65%, 07/15/30	350	355,628
RTX Corp.
2.65%, 11/01/26	55	54,057
3.13%, 05/04/27	32	31,505
3.50%, 03/15/27	60	59,468
4.13%, 11/16/28	390	390,251
5.75%, 11/08/26	286	290,741
5.75%, 01/15/29	310	325,151
7.20%, 08/15/27(a)	14	14,841
7.50%, 09/15/29	78	87,335
		3,147,821
Agriculture — 0.5%
Archer-Daniels-Midland Co., 3.25%, 03/27/30	1,040	1,000,108
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	510	506,365
4.20%, 09/17/29	2,020	2,010,691
4.55%, 08/04/30(a)	1,675	1,684,010
		5,201,174
Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	3	2,921
Delta Air Lines Inc.
3.75%, 10/28/29(a)	1,070	1,037,879
4.95%, 07/10/28	220	222,633
5.25%, 07/10/30	175	178,538
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	205	195,653
		1,637,624
Apparel — 0.2%
PVH Corp., 5.50%, 06/13/30(a)	1,205	1,228,479
Tapestry Inc., 5.10%, 03/11/30	1,000	1,021,764
		2,250,243
Auto Manufacturers — 2.4%
American Honda Finance Corp.
2.00%, 03/24/28	214	202,899
2.25%, 01/12/29	400	375,238
3.50%, 02/15/28	252	248,531
4.40%, 09/05/29(a)	860	864,373
4.70%, 01/12/28	1,700	1,722,227
4.90%, 03/13/29(a)	525	536,380
5.13%, 07/07/28	600	615,714
5.65%, 11/15/28	503	524,684
Cummins Inc.
4.25%, 05/09/28	105	105,847
4.90%, 02/20/29	4,107	4,219,945
Ford Motor Credit Co. LLC
2.90%, 02/16/28	1,040	985,863
2.90%, 02/10/29	79	72,787
Security	Par (000)	Value
Auto Manufacturers (continued)
3.82%, 11/02/27	$207	$201,495
4.13%, 08/17/27	935	917,428
4.27%, 01/09/27	167	165,404
4.95%, 05/28/27	25	24,934
5.11%, 05/03/29	5	4,931
5.30%, 09/06/29	55	54,594
5.80%, 03/08/29	97	98,085
5.88%, 11/07/29	60	60,679
6.80%, 05/12/28	285	295,849
6.80%, 11/07/28	677	704,791
7.35%, 11/04/27	395	411,255
7.35%, 03/06/30	1,110	1,181,990
General Motors Co.
5.00%, 10/01/28(a)	16	16,258
5.63%, 04/15/30(a)	225	232,469
6.80%, 10/01/27	30	31,306
General Motors Financial Co. Inc.
2.35%, 02/26/27	865	840,384
2.40%, 04/10/28	24	22,858
2.40%, 10/15/28(a)	195	183,919
2.70%, 08/20/27	75	72,819
3.60%, 06/21/30	5	4,748
3.85%, 01/05/28(a)	15	14,823
4.30%, 04/06/29	50	49,471
4.35%, 01/17/27	150	149,873
4.90%, 10/06/29	15	15,118
5.00%, 04/09/27	1,200	1,210,471
5.35%, 01/07/30	725	741,797
5.45%, 07/15/30(a)	225	231,119
5.55%, 07/15/29	157	161,831
5.65%, 01/17/29(a)	15	15,466
5.80%, 06/23/28	45	46,581
5.80%, 01/07/29	189	196,176
5.85%, 04/06/30	1,205	1,259,121
6.00%, 01/09/28	385	399,024
Honda Motor Co. Ltd., 4.69%, 07/08/30	475	479,468
Toyota Motor Corp.
4.45%, 06/30/30	115	116,138
5.12%, 07/13/28	145	149,509
Toyota Motor Credit Corp.
1.15%, 08/13/27	1,130	1,071,303
1.90%, 04/06/28	80	76,059
3.05%, 01/11/28	35	34,283
3.20%, 01/11/27	115	113,830
3.65%, 01/08/29	20	19,763
4.45%, 06/29/29	47	47,572
4.55%, 09/20/27	1,280	1,294,021
4.55%, 08/09/29	87	88,316
4.63%, 01/12/28	68	68,995
4.65%, 01/05/29	10	10,179
4.95%, 01/09/30	100	103,040
5.05%, 05/16/29	60	61,927
5.25%, 09/11/28	82	84,907
5.45%, 11/10/27	40	41,205
Series B, 5.00%, 03/19/27	5	5,072
		24,357,142
Auto Parts & Equipment — 0.5%
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29	900	896,385
4.65%, 09/13/29	807	810,308
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
BorgWarner Inc.
2.65%, 07/01/27	$610	$593,837
4.95%, 08/15/29(a)	1,010	1,030,886
Lear Corp.
3.50%, 05/30/30(a)	1,110	1,059,180
3.80%, 09/15/27	264	261,445
4.25%, 05/15/29	599	594,666
		5,246,707
Banks — 29.4%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	249,719
4.42%, 12/16/26	250	251,335
4.62%, 12/16/29	700	715,438
4.75%, 01/18/27	80	80,815
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	205	212,192
6.14%, 09/14/28, (1-year CMT + 2.700%)(b)	509	526,634
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(b)	709	689,515
3.31%, 06/27/29	437	422,085
3.49%, 05/28/30	1,200	1,153,871
3.80%, 02/23/28	385	380,971
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	1,300	1,297,599
4.25%, 04/11/27	645	645,293
4.38%, 04/12/28	535	537,174
5.37%, 07/15/28, (1-year CMT + 0.950%)(b)	280	285,654
5.54%, 03/14/30, (1-year CMT + 1.450%)(b)	1,122	1,163,893
5.55%, 03/14/28, (1-year CMT + 1.250%)(b)	70	71,248
5.57%, 01/17/30	280	292,281
5.59%, 08/08/28	835	868,391
6.53%, 11/07/27, (1-year CMT + 1.650%)(b)	187	191,576
6.61%, 11/07/28	466	498,740
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(b)	100	88,901
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	821	775,596
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(b)	1,195	1,103,184
2.55%, 02/04/28, (1-day SOFR + 1.050%)(b)	850	829,942
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(b)	498	470,904
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	302	289,917
3.25%, 10/21/27	624	614,637
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	2,185	2,146,342
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	1,130	1,117,591
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(b)	2,035	2,018,216
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(b)	1,605	1,595,432
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(b)	1,055	1,046,126
4.25%, 10/22/26	300	299,978
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(b)	1,320	1,323,284
4.38%, 04/27/28, (1-day SOFR + 1.580%)(b)	1,135	1,137,524
4.62%, 05/09/29, (1-day SOFR + 1.110%)(b)	1,365	1,380,351
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	1,005	1,018,443
5.16%, 01/24/31, (1-day SOFR + 1.000%)(b)	1,900	1,961,151
Security	Par (000)	Value
Banks (continued)
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	$1,235	$1,266,036
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	119	124,379
5.93%, 09/15/27, (1-day SOFR + 1.340%)(b)	235	238,782
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	165	171,896
6.22%, 09/15/26	295	300,542
Series L, 4.18%, 11/25/27	1,345	1,344,097
Bank of Montreal
1.25%, 09/15/26	1,201	1,166,117
2.65%, 03/08/27	85	83,337
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(b)	176	172,444
4.64%, 09/10/30, (1-day SOFR + 1.250%)(b)	1,237	1,253,319
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(b)	255	260,074
5.20%, 02/01/28	769	788,872
5.27%, 12/11/26	110	111,500
5.37%, 06/04/27	180	183,974
5.72%, 09/25/28	514	537,425
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(b)	75	75,212
Series H, 4.70%, 09/14/27	190	192,229
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	77	74,519
1.65%, 07/14/28(a)	960	904,728
3.00%, 10/30/28	275	266,126
3.25%, 05/16/27	35	34,622
3.30%, 08/23/29	368	356,360
3.40%, 01/29/28	172	169,999
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(b)	60	59,493
3.85%, 04/28/28	1,290	1,292,007
3.85%, 04/26/29(a)	436	434,705
3.99%, 06/13/28, (1-day SOFR + 1.151%)(b)	65	64,930
4.44%, 06/09/28, (1-day SOFR + 0.680%)(a)(b)	100	100,591
4.54%, 02/01/29, (1-day SOFR + 1.169%)(b)	613	620,399
4.60%, 07/26/30, (1-day SOFR + 1.755%)(b)	680	691,374
4.94%, 02/11/31, (1-day SOFR + 0.887%)(b)	230	236,244
4.98%, 03/14/30, (1-day SOFR + 1.085%)(b)	550	565,153
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(b)	410	424,757
6.32%, 10/25/29, (1-day SOFR + 1.598%)(b)	135	143,788
Series J, 1.90%, 01/25/29	760	710,188
Bank of Nova Scotia (The)
1.30%, 09/15/26	1,723	1,674,033
1.95%, 02/02/27	283	275,342
2.95%, 03/11/27	248	244,054
4.40%, 09/08/28, (1-day SOFR + 1.000%)(b)	1,129	1,134,193
4.85%, 02/01/30	1,300	1,328,947
4.93%, 02/14/29, (1-day SOFR + 0.890%)(b)	435	442,356
5.13%, 02/14/31, (1-day SOFR + 1.070%)(b)	830	853,458
5.25%, 06/12/28	25	25,829
5.35%, 12/07/26	355	360,105
5.40%, 06/04/27	542	554,734
5.45%, 08/01/29	2,401	2,505,017
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)(b)	300	273,650
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)(b)	2,455	2,394,079
2.65%, 06/24/31, (1-year CMT + 1.900%)(b)	1,425	1,304,715
4.34%, 01/10/28	130	130,067
4.48%, 11/11/29, (1-day SOFR + 1.080%)(b)	600	601,113
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.84%, 05/09/28	$975	$979,238
4.94%, 09/10/30, (1-day SOFR + 1.560%)(b)	1,055	1,071,027
4.97%, 05/16/29(b)	829	841,300
5.09%, 02/25/29, (1-day SOFR + 0.960%)(b)	400	406,883
5.09%, 06/20/30(b)	783	793,592
5.37%, 02/25/31, (1-day SOFR + 1.230%)(a)(b)	860	886,967
5.50%, 08/09/28, (1-year CMT + 2.650%)(b)	180	183,795
5.69%, 03/12/30, (1-day SOFR + 1.740%)(b)	1,258	1,308,575
6.49%, 09/13/29, (1-day SOFR + 2.220%)(b)	380	402,622
6.50%, 09/13/27, (1-day SOFR + 1.880%)(b)	215	219,476
7.39%, 11/02/28, (1-year CMT + 3.300%)(b)	250	265,364
BPCE SA, 3.38%, 12/02/26	175	173,409
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	377	373,719
4.51%, 09/11/27, (1-day SOFR + 0.930%)(b)	85	85,201
4.63%, 09/11/30, (1-day SOFR + 1.335%)(b)	249	251,595
4.86%, 01/13/28, (1-day SOFR + 0.720%)(b)	100	100,835
4.86%, 03/30/29, (1-day SOFR + 1.030%)(a)(b)	325	329,775
5.00%, 04/28/28	672	687,232
5.25%, 01/13/31, (1-day SOFR + 1.105%)(b)	170	175,433
5.26%, 04/08/29	1,150	1,189,839
5.99%, 10/03/28	820	863,097
Capital One NA
2.70%, 02/06/30	1,585	1,484,652
4.65%, 09/13/28	1,205	1,218,877
Citibank NA
4.84%, 08/06/29	298	305,559
4.91%, 05/29/30	915	939,328
5.49%, 12/04/26	20	20,316
5.80%, 09/29/28(a)	716	750,491
Citigroup Inc.
2.57%, 06/03/31, (1-day SOFR + 2.107%)(b)	1,000	918,052
2.67%, 01/29/31, (1-day SOFR + 1.146%)(b)	625	579,652
2.98%, 11/05/30, (1-day SOFR + 1.422%)(b)	708	669,176
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	1,490	1,463,455
3.20%, 10/21/26	60	59,327
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(b)	1,050	1,033,837
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(a)(b)	355	350,986
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(b)	1,320	1,312,378
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(b)	1,054	1,040,818
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)(b)	305	303,702
4.13%, 07/25/28	695	693,952
4.30%, 11/20/26	30	30,020
4.41%, 03/31/31, (1-day SOFR + 3.914%)(b)	1,500	1,496,086
4.45%, 09/29/27	1,165	1,168,201
4.54%, 09/19/30, (1-day SOFR + 1.338%)(b)	1,000	1,004,497
4.66%, 05/24/28, (1-day SOFR + 1.887%)(b)	865	870,107
4.79%, 03/04/29, (1-day SOFR + 0.870%)(b)	650	658,389
4.95%, 05/07/31, (1-day SOFR + 1.463%)(b)	60	61,140
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	200	205,244
5.59%, 11/19/34, (5-year CMT + 1.280%)(b)	650	663,885
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(b)	250	251,147
Citizens Financial Group Inc.
2.50%, 02/06/30	5	4,590
3.25%, 04/30/30	5	4,727
Security	Par (000)	Value
Banks (continued)
5.25%, 03/05/31, (1-day SOFR + 1.259%)(b)	$275	$281,267
5.84%, 01/23/30, (1-day SOFR + 2.010%)(b)	110	114,428
Comerica Inc.
4.00%, 02/01/29	306	301,963
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)(b)	39	40,444
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.219%)(b)	805	785,193
2.55%, 01/07/28, (1-day SOFR + 1.318%)(b)	820	801,002
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(b)	140	139,418
4.95%, 08/04/31, (1-day SOFR + 1.300%)(b)	1,170	1,179,452
5.00%, 09/11/30, (1-day SOFR + 1.700%)(b)	1,965	1,997,970
5.30%, 05/09/31, (1-day SOFR + 1.720%)(b)	705	722,207
5.37%, 09/09/27	30	30,723
5.41%, 05/10/29	384	399,751
5.71%, 02/08/28, (1-day SOFR + 1.594%)(b)	60	61,106
5.88%, 07/08/31, (1-day SOFR + 5.438%)(b)	5	5,175
6.72%, 01/18/29, (1-day SOFR + 3.180%)(b)	200	210,348
6.82%, 11/20/29, (1-day SOFR + 2.510%)(b)	1,091	1,169,311
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.210%)(b)	220	224,784
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(b)	78	75,650
2.55%, 05/05/27	10	9,749
3.95%, 03/14/28	72	71,598
4.06%, 04/25/28, (1-day SOFR + 1.355%)(b)	100	99,672
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(b)	5	5,060
4.90%, 09/06/30, (1-day SOFR + 1.486%)(b)	10	10,173
6.34%, 07/27/29, (1-day SOFR + 2.340%)(b)	655	691,304
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	1,939	1,884,447
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	3,024	2,943,680
2.60%, 02/07/30	1,510	1,411,674
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	1,415	1,380,982
3.50%, 11/16/26	245	242,975
3.62%, 03/15/28, (1-day SOFR + 1.846%)(b)	1,460	1,444,542
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	555	549,710
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(b)	736	728,389
3.85%, 01/26/27(a)	1,194	1,188,637
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(b)	1,125	1,125,167
4.48%, 08/23/28, (1-day SOFR + 1.725%)(a)(b)	440	441,912
4.69%, 10/23/30, (1-day SOFR + 1.135%)(b)	565	571,301
5.05%, 07/23/30, (1-day SOFR + 1.210%)(b)	350	358,258
5.21%, 01/28/31, (1-day SOFR + 1.078%)(b)	950	978,511
5.22%, 04/23/31, (1-day SOFR + 1.580%)(b)	1,575	1,626,164
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	120	125,535
5.95%, 01/15/27	235	240,690
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	1,351	1,437,163
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.732%)(b)	383	365,499
2.21%, 08/17/29, (1-day SOFR + 1.285%)(b)	954	898,639
2.25%, 11/22/27, (1-day SOFR + 1.100%)(b)	550	536,439
2.85%, 06/04/31, (1-day SOFR + 2.387%)(b)	2,005	1,858,339
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(b)	1,333	1,311,467
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(b)	480	478,166
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	$1,327	$1,335,499
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	1,313	1,322,652
4.90%, 03/03/29, (1-day SOFR + 1.030%)(b)	800	810,689
4.95%, 03/31/30	600	614,350
5.13%, 03/03/31, (1-day SOFR + 1.290%)(b)	615	629,714
5.21%, 08/11/28, (1-day SOFR + 2.610%)(b)	35	35,560
5.24%, 05/13/31, (1-day SOFR + 1.570%)(b)	830	853,017
5.29%, 11/19/30, (1-day SOFR + 1.290%)(b)	1,237	1,274,309
5.55%, 03/04/30, (1-day SOFR + 1.460%)(b)	240	248,846
5.60%, 05/17/28, (1-day SOFR + 1.060%)(b)	25	25,518
6.16%, 03/09/29, (1-day SOFR + 1.970%)(b)	504	525,668
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	431	458,024
HSBC USA Inc., 5.29%, 03/04/27	128	130,269
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	720	666,173
4.44%, 08/04/28, (1-day SOFR + 1.970%)(b)	568	569,664
5.27%, 01/15/31, (1-day SOFR + 1.276%)(b)	615	633,984
6.21%, 08/21/29, (1-day SOFR + 2.020%)(b)	280	295,064
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(b)	1,743	1,752,266
4.87%, 04/12/28, (1-day SOFR + 0.720%)(b)	250	252,275
5.65%, 01/10/30	5	5,231
ING Groep NV
3.95%, 03/29/27	655	652,319
4.02%, 03/28/28, (1-day SOFR + 1.830%)(b)	236	235,080
4.05%, 04/09/29(a)	565	561,070
4.55%, 10/02/28	493	497,907
4.86%, 03/25/29, (1-day SOFR + 1.010%)(b)	435	440,856
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(b)	1,120	1,146,752
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)(b)	505	520,995
6.08%, 09/11/27, (1-day SOFR + 1.560%)(b)	335	340,719
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(b)	2,715	2,637,338
2.07%, 06/01/29, (1-day SOFR + 1.015%)(b)	178	168,337
2.18%, 06/01/28, (1-day SOFR + 1.890%)(b)	250	241,803
2.52%, 04/22/31, (1-day SOFR + 2.040%)(b)	2,000	1,847,789
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(b)	1,206	1,136,291
2.95%, 02/24/28, (1-day SOFR + 1.170%)(b)	589	578,305
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(b)	540	503,593
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	5	4,925
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(b)	681	673,468
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(b)	795	779,609
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(b)	2,260	2,246,312
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(b)	115	114,475
4.13%, 12/15/26	452	452,135
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(b)	100	100,106
4.25%, 10/01/27	178	179,136
4.32%, 04/26/28, (1-day SOFR + 1.560%)(b)	2,425	2,427,953
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(b)	1,635	1,647,255
Security	Par (000)	Value
Banks (continued)
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(b)	$500	$503,642
4.57%, 06/14/30, (1-day SOFR + 1.750%)(b)	1,010	1,020,085
4.60%, 10/22/30, (1-day SOFR + 1.040%)(b)	1,055	1,066,241
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	315	318,826
4.92%, 01/24/29, (1-day SOFR + 0.800%)(b)	1,145	1,165,020
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	837	858,308
5.01%, 01/23/30, (1-day SOFR + 1.310%)(b)	806	825,080
5.04%, 01/23/28, (1-day SOFR + 1.190%)(b)	77	77,814
5.10%, 04/22/31, (1-day SOFR + 1.435%)(b)	905	933,573
5.14%, 01/24/31, (1-day SOFR + 1.010%)(b)	515	531,014
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	1,000	1,029,977
5.57%, 04/22/28, (1-day SOFR + 0.930%)(b)	50	51,067
5.58%, 04/22/30, (1-day SOFR +1.160%)(b)	1,317	1,375,288
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	100	101,964
6.09%, 10/23/29, (1-day SOFR + 1.570%)(b)	880	927,908
7.63%, 10/15/26	110	114,286
8.00%, 04/29/27	382	405,849
JPMorgan Chase Bank NA, 5.11%, 12/08/26	50	50,642
KeyBank NA/Cleveland OH
3.90%, 04/13/29	15	14,629
5.85%, 11/15/27	176	181,506
6.95%, 02/01/28	227	239,650
KeyCorp, 4.10%, 04/30/28	290	289,315
Lloyds Banking Group PLC
3.57%, 11/07/28(b)	383	377,019
3.75%, 01/11/27	200	198,897
3.75%, 03/18/28, (1-year CMT + 1.800%)(b)	130	128,897
4.38%, 03/22/28	25	25,098
4.55%, 08/16/28	1,103	1,114,502
4.82%, 06/13/29, (1-year CMT + 0.830%)(b)	400	405,579
5.09%, 11/26/28, (1-year CMT + 0.850%)(b)	210	213,547
5.46%, 01/05/28, (1-year CMT + 1.375%)(b)	130	131,876
5.72%, 06/05/30, (1-year CMT + 1.070%)(b)	1,211	1,266,776
5.87%, 03/06/29, (1-year CMT + 1.700%)(b)	260	269,842
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(b)	5	5,019
5.18%, 07/08/31, (1-day SOFR + 1.400%)(a)(b)	170	173,748
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	5	5,059
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27, (1-year CMT + 0.670%)(b)	240	233,065
2.34%, 01/19/28, (1-year CMT + 0.830%)(b)	785	764,471
2.56%, 02/25/30	740	687,490
2.76%, 09/13/26	15	14,785
3.20%, 07/18/29	5	4,809
3.29%, 07/25/27	605	596,833
3.74%, 03/07/29	86	85,016
3.96%, 03/02/28(a)	550	548,852
4.08%, 04/19/28, (1-year CMT + 1.300%)(b)	1,189	1,186,381
5.02%, 07/20/28, (1-year CMT + 1.950%)(b)	415	421,233
5.16%, 04/24/31, (1-year CMT + 1.170%)(b)	200	206,414
5.20%, 01/16/31, (1-year CMT + 0.780%)(b)	395	407,550
5.24%, 04/19/29, (1-year CMT + 1.700%)(b)	390	399,893
5.26%, 04/17/30, (1-year CMT + 0.820%)(b)	220	227,033
5.35%, 09/13/28, (1-year CMT + 1.900%)(b)	410	419,108
5.42%, 02/22/29, (1-year CMT + 1.380%)(b)	480	493,563
Mizuho Financial Group Inc.
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(b)	1,520	1,398,938
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.84%, 09/13/26	$20	$19,726
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(b)	98	92,507
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(b)	665	636,076
3.17%, 09/11/27(a)	530	520,444
3.26%, 05/22/30, (1-year CMT + 1.250%)(b)	870	837,730
3.66%, 02/28/27	50	49,657
4.02%, 03/05/28	515	514,583
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(b)	705	705,237
4.71%, 07/08/31, (1-year CMT + 0.920%)(b)	475	479,926
5.38%, 05/26/30, (1-year CMT + 1.120%)(b)	640	661,862
5.38%, 07/10/30, (1-year CMT + 1.080%)(b)	345	357,134
5.41%, 09/13/28, (1-year CMT + 2.050%)(b)	220	225,110
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)	392	406,544
5.78%, 07/06/29, (1-year CMT + 1.650%)(b)	1,065	1,108,871
Morgan Stanley
2.48%, 01/21/28, (1-day SOFR + 1.000%)(b)	1,770	1,727,464
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	1,945	1,811,887
3.59%, 07/22/28(b)	590	582,792
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	60	58,029
3.63%, 01/20/27	225	223,823
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(b)	1,312	1,298,536
3.95%, 04/23/27	674	671,601
4.21%, 04/20/28, (1-day SOFR + 1.610%)(b)	665	664,796
4.35%, 09/08/26	251	251,297
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(b)	1,220	1,225,344
4.65%, 10/18/30, (1-day SOFR + 1.100%)(b)	1,508	1,522,508
5.04%, 07/19/30, (1-day SOFR + 1.215%)(b)	948	971,268
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	1,015	1,036,407
5.16%, 04/20/29, (1-day SOFR + 1.590%)(b)	144	147,242
5.17%, 01/16/30, (1-day SOFR + 1.450%)(b)	290	297,987
5.19%, 04/17/31, (1-day SOFR + 1.510%)(b)	1,595	1,644,553
5.23%, 01/15/31, (1-day SOFR + 1.108%)(b)	1,210	1,248,480
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	290	299,339
5.65%, 04/13/28, (1-day SOFR +1.010%)(b)	230	234,944
5.66%, 04/18/30, (1-day SOFR + 1.260%)(b)	747	779,499
6.41%, 11/01/29, (1-day SOFR + 1.830%)(b)	440	467,494
Series ., 4.99%, 04/12/29, (1-day SOFR + 1.380%)(b)	360	366,677
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(b)	405	405,416
4.95%, 01/14/28, (1-day SOFR + 1.080%)(b)	20	20,180
4.97%, 07/14/28, (1-day SOFR + 0.930%)(b)	50	50,681
5.02%, 01/12/29, (1-day SOFR + 0.906%)(b)	605	615,740
5.50%, 05/26/28, (1-day SOFR + 0.865%)(b)	210	214,637
Morgan Stanley Private Bank N.A., 4.73%, 07/18/31, (1-day SOFR + 1.080%)(b)	1,500	1,521,297
National Australia Bank Ltd./New York
4.53%, 06/13/30	250	254,455
4.79%, 01/10/29	25	25,619
4.90%, 06/13/28(a)	525	538,241
4.90%, 01/14/30	250	257,992
4.94%, 01/12/28	285	291,379
National Bank of Canada
4.50%, 10/10/29	1,690	1,700,352
4.95%, 02/01/28, (1-day SOFR + 0.795%)(b)	415	418,984
5.60%, 12/18/28	3,350	3,491,037
Security	Par (000)	Value
Banks (continued)
NatWest Group PLC
3.07%, 05/22/28, (1-year CMT + 2.550%)(b)	$1,225	$1,201,653
4.45%, 05/08/30(b)	1,040	1,042,461
4.89%, 05/18/29(b)	249	252,907
4.96%, 08/15/30, (1-year CMT + 1.220%)(b)	280	285,886
5.08%, 01/27/30(b)	706	721,441
5.12%, 05/23/31, (1-year CMT + 1.050%)(b)	1,000	1,024,666
5.58%, 03/01/28, (1-year CMT + 1.100%)(b)	35	35,650
5.81%, 09/13/29, (1-year CMT + 1.950%)(b)	550	574,476
6.48%, 06/01/34, (5-year CMT + 2.200%)(b)	487	511,299
Northern Trust Corp.
3.38%, 05/08/32(b)	114	111,434
3.65%, 08/03/28	5	4,964
4.00%, 05/10/27	45	45,017
PNC Bank N.A., 4.43%, 07/21/28, (1-day SOFR + 0.727%)(b)	500	501,790
PNC Bank NA
2.70%, 10/22/29	890	837,138
3.10%, 10/25/27	746	732,162
3.25%, 01/22/28	120	118,135
4.05%, 07/26/28	341	339,857
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30	195	182,137
3.15%, 05/19/27	575	566,221
3.45%, 04/23/29	1,055	1,032,553
4.90%, 05/13/31, (1-day SOFR + 1.333%)(b)	450	458,940
5.22%, 01/29/31, (1-day SOFR + 1.072%)(b)	540	557,952
5.30%, 01/21/28, (1-day SOFR + 1.342%)(b)	15	15,225
5.35%, 12/02/28, (1-day SOFR + 1.620%)(b)	1,197	1,226,926
5.49%, 05/14/30, (1-day SOFR + 1.198%)(b)	1,150	1,196,865
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	1,063	1,102,470
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(b)	54	55,361
Regions Financial Corp.
1.80%, 08/12/28	525	491,064
5.72%, 06/06/30, (1-day SOFR +1.490%)(b)	40	41,630
Royal Bank of Canada
3.63%, 05/04/27	15	14,910
4.24%, 08/03/27	155	155,709
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(b)	270	272,479
4.70%, 08/06/31, (1-day SOFR + 1.060%)(b)	475	479,687
4.90%, 01/12/28(a)	1,555	1,586,607
4.95%, 02/01/29	1,000	1,029,066
4.97%, 08/02/30, (1-day SOFR + 1.000%)(b)	645	658,901
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(a)(b)	575	588,633
5.15%, 02/04/31, (1-day SOFR + 1.030%)(b)	225	231,685
5.20%, 08/01/28	1,020	1,053,309
6.00%, 11/01/27	821	853,615
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(b)	2,865	2,791,708
3.24%, 10/05/26	95	93,875
5.35%, 09/06/30, (1-day SOFR + 1.940%)(b)	850	873,274
5.47%, 03/20/29, (1-day SOFR + 1.610%)(b)	275	281,430
5.74%, 03/20/31, (1-day SOFR + 1.878%)(b)	365	379,346
6.17%, 01/09/30, (1-day SOFR + 2.500%)(b)	436	457,268
6.57%, 06/12/29, (1-day SOFR + 2.700%)(b)	32	33,645
Santander U.K. Group Holdings PLC
2.47%, 01/11/28, (1-day SOFR + 1.220%)(b)	2,410	2,348,423
3.82%, 11/03/28(b)	10	9,879
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(b)	$570	$576,929
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(b)	225	234,927
6.53%, 01/10/29, (1-day SOFR + 2.600%)(b)	200	209,490
SouthState Corp., 7.00%, 06/13/35, (1-day SOFR + 3.190%)(b)	50	51,680
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(b)	43	41,700
2.20%, 02/07/28, (1-day SOFR + 0.730%)(b)	130	126,468
2.40%, 01/24/30(a)	90	84,407
3.03%, 11/01/34, (1-day SOFR + 1.490%)(b)	493	462,346
3.15%, 03/30/31, (1-day SOFR + 2.650%)(b)	1,000	958,652
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(b)	165	165,491
4.53%, 02/20/29, (1-day SOFR + 1.018%)(b)	30	30,314
4.73%, 02/28/30	300	306,702
4.83%, 04/24/30	350	359,159
4.99%, 03/18/27	15	15,233
5.68%, 11/21/29, (1-day SOFR + 1.484%)(b)	197	206,675
5.82%, 11/04/28, (1-day SOFR + 1.715%)(b)	25	25,899
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	200	194,372
1.90%, 09/17/28	1,540	1,441,725
2.13%, 07/08/30	500	451,345
2.17%, 01/14/27	38	37,025
2.47%, 01/14/29	745	705,321
2.72%, 09/27/29(a)	1,570	1,481,495
2.75%, 01/15/30	2,405	2,254,068
3.01%, 10/19/26	151	149,065
3.04%, 07/16/29	1,295	1,237,053
3.35%, 10/18/27	685	675,537
3.36%, 07/12/27	450	444,679
3.45%, 01/11/27	105	104,066
3.54%, 01/17/28(a)	350	345,779
3.94%, 07/19/28	715	713,131
4.31%, 10/16/28	60	60,349
4.66%, 07/08/31, (1-day SOFR + 1.190%)(b)	200	202,359
5.32%, 07/09/29	476	493,354
5.52%, 01/13/28	1,280	1,321,476
5.71%, 01/13/30	10	10,546
5.72%, 09/14/28	190	198,347
5.80%, 07/13/28	423	442,411
Synchrony Bank, 5.63%, 08/23/27	851	869,867
Synovus Bank, 5.63%, 02/15/28	129	131,598
Toronto-Dominion Bank (The)
1.25%, 09/10/26	3,480	3,380,633
1.95%, 01/12/27	80	77,791
2.80%, 03/10/27	5	4,907
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(b)	1,070	1,059,241
4.11%, 06/08/27	280	280,184
4.57%, 06/02/28	325	328,842
4.69%, 09/15/27	35	35,405
4.78%, 12/17/29	95	96,984
4.81%, 06/03/30	325	331,619
4.86%, 01/31/28	325	330,515
4.99%, 04/05/29	950	974,291
5.15%, 09/10/34, (5-year CMT + 1.500%)(b)	672	681,368
5.16%, 01/10/28	195	199,513
5.52%, 07/17/28	1,065	1,105,080
Security	Par (000)	Value
Banks (continued)
Truist Bank, 3.80%, 10/30/26	$135	$134,164
Truist Financial Corp.
1.13%, 08/03/27	35	33,125
1.89%, 06/07/29, (1-day SOFR + 0.862%)(b)	845	794,292
3.88%, 03/19/29	760	747,996
4.12%, 06/06/28, (1-day SOFR + 1.368%)(b)	25	24,999
4.87%, 01/26/29, (1-day SOFR + 1.435%)(b)	685	695,235
5.07%, 05/20/31, (1-day SOFR + 1.309%)(a)(b)	350	358,264
5.44%, 01/24/30, (1-day SOFR + 1.620%)(b)	160	165,719
7.16%, 10/30/29, (1-day SOFR + 2.446%)(b)	717	778,245
U.S. Bancorp
1.38%, 07/22/30	525	458,832
2.22%, 01/27/28, (1-day SOFR + 0.730%)(b)	95	92,374
3.00%, 07/30/29	519	495,791
3.90%, 04/26/28	300	299,520
4.55%, 07/22/28, (1-day SOFR + 1.660%)(a)(b)	320	322,182
4.65%, 02/01/29, (1-day SOFR + 1.230%)(b)	943	953,785
5.05%, 02/12/31, (1-day SOFR + 1.061%)(b)	350	358,814
5.08%, 05/15/31, (1-day SOFR + 1.296%)(b)	10	10,279
5.10%, 07/23/30, (1-day SOFR + 1.250%)(b)	586	602,550
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	266	275,220
5.78%, 06/12/29, (1-day SOFR + 2.020%)(b)	695	723,953
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)	96	98,678
Series X, 3.15%, 04/27/27	90	88,785
UBS AG/London, 5.65%, 09/11/28	1,690	1,765,979
UBS AG/Stamford CT
4.86%, 01/10/28, (1-day SOFR + 0.720%)(b)	250	252,227
5.00%, 07/09/27	674	685,061
7.50%, 02/15/28	1,388	1,497,556
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(b)	3,440	3,335,090
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(b)	1,025	949,002
3.00%, 10/23/26	1,185	1,169,251
3.53%, 03/24/28, (1-day SOFR + 1.510%)(b)	590	583,773
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(b)	1,214	1,200,795
4.15%, 01/24/29	10	9,995
4.30%, 07/22/27	360	361,032
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(b)	50	50,174
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	1,100	1,111,890
5.15%, 04/23/31, (1-day SOFR + 1.500%)(b)	2,125	2,188,990
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	55	56,581
5.24%, 01/24/31, (1-day SOFR + 1.110%)(b)	560	578,268
5.57%, 07/25/29, (1-day SOFR + 1.740%)(b)	60	62,192
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	50	51,131
6.30%, 10/23/29, (1-day SOFR + 1.790%)(b)	65	68,898
Westpac Banking Corp.
1.95%, 11/20/28	1,020	959,406
2.65%, 01/16/30	5	4,721
3.35%, 03/08/27	61	60,494
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)(b)	1,002	980,016
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(b)	700	697,271
4.35%, 07/01/30	450	454,876
5.05%, 04/16/29	353	365,388
5.46%, 11/18/27	20	20,637
5.54%, 11/17/28	55	57,633
		299,261,384
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 2.2%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	$939	$959,690
Coca-Cola Co. (The)
1.00%, 03/15/28	271	253,233
1.45%, 06/01/27	4,654	4,471,998
1.50%, 03/05/28	92	87,091
2.13%, 09/06/29	120	112,105
2.90%, 05/25/27	536	527,690
3.38%, 03/25/27	820	814,294
Constellation Brands Inc.
4.80%, 01/15/29	170	172,505
4.80%, 05/01/30(a)	125	126,766
Diageo Capital PLC
2.00%, 04/29/30	485	440,719
2.38%, 10/24/29	2,552	2,388,279
3.88%, 05/18/28	170	169,716
5.30%, 10/24/27	3,028	3,105,599
5.38%, 10/05/26	676	684,269
Diageo Investment Corp., 5.13%, 08/15/30	2,700	2,797,450
Keurig Dr Pepper Inc.
2.55%, 09/15/26	20	19,665
3.43%, 06/15/27	1,780	1,751,322
3.95%, 04/15/29	269	264,635
4.60%, 05/25/28	5	5,022
4.60%, 05/15/30	175	175,074
5.05%, 03/15/29	535	544,992
5.10%, 03/15/27	15	15,143
PepsiCo Inc.
2.38%, 10/06/26	10	9,831
2.63%, 03/19/27	665	652,111
2.75%, 03/19/30	20	18,877
3.60%, 02/18/28	470	467,455
4.10%, 01/15/29	300	300,725
4.30%, 07/23/30	190	191,099
4.40%, 02/07/27	195	196,401
4.45%, 02/07/28	225	228,021
4.45%, 05/15/28	385	390,906
4.60%, 02/07/30	195	199,350
5.13%, 11/10/26	50	50,625
7.00%, 03/01/29	5	5,489
		22,598,147
Biotechnology — 1.2%
Amgen Inc.
1.65%, 08/15/28	608	567,596
2.45%, 02/21/30	65	60,151
3.00%, 02/22/29	388	373,291
4.05%, 08/18/29	67	66,684
5.15%, 03/02/28(a)	2,157	2,206,638
5.25%, 03/02/30	10	10,356
Biogen Inc., 2.25%, 05/01/30(a)	2,550	2,319,902
Gilead Sciences Inc.
1.20%, 10/01/27	2,488	2,351,979
2.95%, 03/01/27	1,679	1,653,468
4.80%, 11/15/29	2,255	2,312,976
Illumina Inc., 5.75%, 12/13/27	50	51,421
		11,974,462
Building Materials — 2.2%
Amrize Finance US LLC, 4.95%, 04/07/30(c)	400	408,191
Security	Par (000)	Value
Building Materials (continued)
Carrier Global Corp.
2.49%, 02/15/27	$2,110	$2,064,100
2.72%, 02/15/30	1,770	1,662,035
CRH SMW Finance DAC
5.13%, 01/09/30	1,040	1,069,697
5.20%, 05/21/29(a)	3,563	3,676,478
Fortune Brands Innovations Inc., 3.25%, 09/15/29	2,580	2,467,742
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29(a)	738	769,217
Lennox International Inc.
1.70%, 08/01/27	1,206	1,150,137
5.50%, 09/15/28	1,175	1,216,623
Martin Marietta Materials Inc.
3.45%, 06/01/27	40	39,506
3.50%, 12/15/27(a)	16	15,785
Series CB, 2.50%, 03/15/30(a)	600	556,315
Masco Corp.
1.50%, 02/15/28	370	346,360
3.50%, 11/15/27(a)	15	14,775
Owens Corning
3.50%, 02/15/30(a)	680	656,999
3.95%, 08/15/29	756	746,661
5.50%, 06/15/27	131	133,873
Trane Technologies Financing Ltd., 3.80%, 03/21/29	2,535	2,509,586
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	2,826	2,815,541
		22,319,621
Chemicals — 1.7%
Air Products and Chemicals Inc., 4.60%, 02/08/29	15	15,259
Dow Chemical Co. (The), 4.80%, 11/30/28(a)	1,009	1,022,094
DuPont de Nemours Inc., 4.73%, 11/15/28	276	281,222
Ecolab Inc.
1.65%, 02/01/27(a)	2,327	2,253,144
2.70%, 11/01/26	4,679	4,606,812
3.25%, 12/01/27	1,640	1,616,241
4.30%, 06/15/28	45	45,402
4.80%, 03/24/30	20	20,572
5.25%, 01/15/28	1,007	1,037,036
International Flavors & Fragrances Inc., 4.45%, 09/26/28	975	979,456
LYB International Finance II BV, 3.50%, 03/02/27(a)	50	49,376
Nutrien Ltd.
2.95%, 05/13/30	40	37,632
4.00%, 12/15/26	54	53,846
4.20%, 04/01/29	971	968,189
4.50%, 03/12/27	175	175,839
4.90%, 03/27/28	1,113	1,131,999
5.20%, 06/21/27	35	35,549
PPG Industries Inc.
2.55%, 06/15/30	1,000	922,773
2.80%, 08/15/29	1,620	1,537,557
3.75%, 03/15/28(a)	449	444,939
RPM International Inc., 4.55%, 03/01/29	20	20,120
Sherwin-Williams Co. (The), 2.30%, 05/15/30	60	54,981
		17,310,038
Commercial Services — 0.7%
Automatic Data Processing Inc., 1.70%, 05/15/28	804	760,653
Block Financial LLC, 2.50%, 07/15/28	165	156,345
GXO Logistics Inc., 6.25%, 05/06/29(a)	451	472,911
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
RELX Capital Inc.
3.00%, 05/22/30	$400	$379,371
4.00%, 03/18/29	2,909	2,897,335
4.75%, 03/27/30	1,285	1,312,229
S&P Global Inc.
2.45%, 03/01/27	5	4,885
2.50%, 12/01/29(a)	616	577,182
2.70%, 03/01/29	115	109,974
2.95%, 01/22/27	9	8,864
4.25%, 05/01/29	91	91,596
4.75%, 08/01/28	41	41,808
		6,813,153
Computers — 2.0%
Apple Inc.
1.20%, 02/08/28	2,110	1,984,779
2.90%, 09/12/27	270	265,589
3.00%, 06/20/27	302	298,197
3.00%, 11/13/27	747	735,972
4.20%, 05/12/30(a)	450	455,381
CGI Inc., 4.95%, 03/14/30(c)	10	10,203
Dell International LLC/EMC Corp.
4.75%, 04/01/28(a)	140	141,899
4.90%, 10/01/26	735	738,435
5.00%, 04/01/30	185	189,462
DXC Technology Co., 2.38%, 09/15/28(a)	510	478,485
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	230	231,040
4.45%, 09/25/26	2,276	2,279,120
4.55%, 10/15/29	2,490	2,506,011
5.25%, 07/01/28	807	830,092
HP Inc.
3.00%, 06/17/27	194	190,101
3.40%, 06/17/30(a)	600	570,887
4.00%, 04/15/29	110	108,575
4.75%, 01/15/28	402	407,331
5.40%, 04/25/30	160	166,180
IBM International Capital Pte Ltd.
4.60%, 02/05/27	15	15,100
4.60%, 02/05/29	100	101,412
International Business Machines Corp.
1.70%, 05/15/27	122	117,380
1.95%, 05/15/30(a)	1,275	1,151,628
3.30%, 01/27/27	49	48,506
3.50%, 05/15/29	931	912,348
4.15%, 07/27/27	224	224,855
4.50%, 02/06/28(a)	205	207,181
4.65%, 02/10/28	275	278,882
6.22%, 08/01/27(a)	70	72,834
6.50%, 01/15/28	80	84,433
Series .., 4.80%, 02/10/30	455	465,897
NetApp Inc.
2.38%, 06/22/27(a)	1,430	1,383,769
2.70%, 06/22/30	2,255	2,078,399
Western Digital Corp., 2.85%, 02/01/29	815	767,009
		20,497,372
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
3.10%, 08/15/27(a)	2,229	2,204,067
4.20%, 05/01/30	200	201,911
Conopco Inc., Series E, 7.25%, 12/15/26	70	72,752
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Kenvue Inc., 5.00%, 03/22/30	$5	$5,168
Procter & Gamble Co. (The)
2.85%, 08/11/27	45	44,233
3.00%, 03/25/30	1,215	1,166,351
4.05%, 05/01/30	350	351,723
4.15%, 10/24/29	220	222,353
4.35%, 01/29/29	75	76,111
Unilever Capital Corp.
2.13%, 09/06/29	40	37,198
2.90%, 05/05/27	100	98,504
3.50%, 03/22/28	2,175	2,155,326
4.25%, 08/12/27	25	25,166
4.88%, 09/08/28	415	426,238
		7,087,101
Distribution & Wholesale — 0.4%
LKQ Corp., 5.75%, 06/15/28	4,200	4,337,674
Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	1,949	1,908,659
3.00%, 10/29/28	2,499	2,403,695
3.65%, 07/21/27	5	4,951
3.88%, 01/23/28	270	267,841
4.63%, 10/15/27	431	433,914
4.63%, 09/10/29	1,665	1,679,083
4.88%, 04/01/28	300	304,542
5.10%, 01/19/29	919	940,592
5.75%, 06/06/28(a)	753	780,822
6.45%, 04/15/27	105	108,394
6.95%, 03/10/55, (5-year CMT + 2.720%)(b)	600	627,948
Air Lease Corp.
2.10%, 09/01/28	425	399,522
2.20%, 01/15/27	670	652,073
3.00%, 02/01/30	795	750,444
3.25%, 10/01/29(a)	415	397,438
3.63%, 04/01/27	190	188,460
3.63%, 12/01/27	35	34,566
4.63%, 10/01/28	180	181,855
5.10%, 03/01/29	446	458,092
5.30%, 02/01/28(a)	1,195	1,223,344
5.85%, 12/15/27	230	238,153
Ally Financial Inc.
2.20%, 11/02/28	190	177,255
4.75%, 06/09/27(a)	770	773,466
6.85%, 01/03/30, (1-day SOFR + 2.282%)(b)	447	474,511
6.99%, 06/13/29, (1-day SOFR + 3.260%)(b)	40	42,325
American Express Co.
1.65%, 11/04/26	15	14,582
2.55%, 03/04/27	143	139,828
3.30%, 05/03/27	1,420	1,403,368
4.05%, 05/03/29	380	380,968
4.35%, 07/20/29, (1-day SOFR + 0.810%)(b)	775	778,814
4.73%, 04/25/29, (1-day SOFR + 1.260%)(b)	725	736,134
5.02%, 04/25/31, (1-day SOFR + 1.440%)(a)(b)	725	744,634
5.04%, 07/26/28, (1-day SOFR + 0.930%)(b)	215	218,450
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(b)	945	973,341
5.10%, 02/16/28, (1-day SOFR + 1.000%)(b)	75	75,891
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(b)	655	675,433
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(b)	$1,017	$1,061,451
5.85%, 11/05/27	1,100	1,141,261
American Express Credit Corp., 3.30%, 05/03/27	130	128,600
Brookfield Finance Inc.
3.90%, 01/25/28	793	787,171
4.35%, 04/15/30	295	294,282
4.85%, 03/29/29	1,078	1,096,487
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(b)	230	223,499
3.27%, 03/01/30, (1-day SOFR + 1.790%)(b)	445	428,944
3.65%, 05/11/27	140	138,792
3.75%, 03/09/27	160	158,952
3.80%, 01/31/28	99	98,102
4.10%, 02/09/27	784	782,309
4.93%, 05/10/28, (1-day SOFR + 2.057%)(b)	1,610	1,626,439
5.25%, 07/26/30, (1-day SOFR + 2.600%)(b)	60	61,658
5.46%, 07/26/30, (1-day SOFR +1.560%)(b)	125	129,380
5.47%, 02/01/29, (1-day SOFR + 2.080%)(b)	650	667,196
5.70%, 02/01/30, (1-day SOFR + 1.905%)(b)	166	172,326
6.31%, 06/08/29, (1-day SOFR + 2.640%)(b)	368	386,276
7.15%, 10/29/27, (1-day SOFR + 2.440%)(b)	10	10,303
Cboe Global Markets Inc., 3.65%, 01/12/27	440	437,351
Charles Schwab Corp. (The)
2.00%, 03/20/28	945	900,952
2.45%, 03/03/27(a)	120	117,239
3.20%, 01/25/28	210	206,085
3.30%, 04/01/27	245	242,335
4.00%, 02/01/29	20	19,989
5.64%, 05/19/29, (1-day SOFR + 2.210%)(b)	60	62,407
6.20%, 11/17/29, (1-day SOFR + 1.878%)(b)	210	223,412
Eaton Vance Corp., 3.50%, 04/06/27(a)	1,615	1,600,105
Intercontinental Exchange Inc.
2.10%, 06/15/30	1,195	1,084,547
3.10%, 09/15/27	10	9,812
3.63%, 09/01/28	80	78,939
3.75%, 09/21/28	6	5,946
4.00%, 09/15/27	330	329,697
4.35%, 06/15/29	535	539,303
Lazard Group LLC, 4.38%, 03/11/29	371	370,716
LPL Holdings Inc.
5.20%, 03/15/30	225	229,897
6.75%, 11/17/28	195	208,763
Mastercard Inc.
2.95%, 06/01/29	45	43,499
3.35%, 03/26/30	1,110	1,079,778
4.55%, 03/15/28	90	91,430
Nasdaq Inc., 5.35%, 06/28/28	1,324	1,365,918
Nomura Holdings Inc.
2.17%, 07/14/28	894	843,232
2.33%, 01/22/27	2,180	2,120,559
2.68%, 07/16/30	800	733,533
2.71%, 01/22/29	205	193,890
3.10%, 01/16/30(a)	590	556,638
4.90%, 07/01/30	200	202,783
5.59%, 07/02/27	200	204,603
5.61%, 07/06/29	665	692,975
5.84%, 01/18/28	200	206,790
6.07%, 07/12/28	200	209,500
ORIX Corp.
3.70%, 07/18/27(a)	730	723,295
Security	Par (000)	Value
Diversified Financial Services (continued)
4.65%, 09/10/29(a)	$274	$277,428
5.00%, 09/13/27	110	111,696
Radian Group Inc., 4.88%, 03/15/27	495	496,053
Raymond James Financial Inc., 4.65%, 04/01/30(a)	1,255	1,278,007
Synchrony Financial
3.95%, 12/01/27	508	500,990
5.02%, 07/29/29, (1-day SOFR + 1.395%)(b)	30	30,196
5.15%, 03/19/29	1,035	1,047,840
5.45%, 03/06/31, (1-day SOFR + 1.680%)(b)	695	708,213
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(b)	701	726,195
Voya Financial Inc., 4.70%, 01/23/48(b)	56	54,329
		52,153,681
Electric — 4.7%
AEP Texas Inc.
3.95%, 06/01/28	1,913	1,897,990
5.45%, 05/15/29	1,134	1,177,278
Atlantic City Electric Co., 4.00%, 10/15/28	1,013	1,010,365
Avangrid Inc., 3.80%, 06/01/29(a)	2,547	2,502,929
CMS Energy Corp.
3.45%, 08/15/27	101	99,607
4.75%, 06/01/50, (5-year CMT + 4.116%)(b)	225	217,504
Commonwealth Edison Co.
2.20%, 03/01/30	515	472,695
3.70%, 08/15/28	1,633	1,620,699
Series 122, 2.95%, 08/15/27	88	86,327
Connecticut Light and Power Co. (The)
4.65%, 01/01/29(a)	1,120	1,137,944
4.95%, 01/15/30	230	236,052
Series A, 3.20%, 03/15/27	503	496,805
Edison International
4.13%, 03/15/28	98	96,454
5.25%, 11/15/28	405	409,153
5.75%, 06/15/27(a)	816	830,839
6.25%, 03/15/30(a)	345	358,854
6.95%, 11/15/29(a)	35	37,132
Enel Americas SA, 4.00%, 10/25/26	1,309	1,300,923
Enel Chile SA, 4.88%, 06/12/28	25	25,294
Entergy Louisiana LLC, 3.12%, 09/01/27	5	4,912
Eversource Energy
2.90%, 03/01/27	635	623,543
4.60%, 07/01/27	55	55,321
5.00%, 01/01/27	135	136,286
5.45%, 03/01/28	255	262,138
5.95%, 02/01/29	834	874,972
Series M, 3.30%, 01/15/28	790	773,761
Series O, 4.25%, 04/01/29	525	523,233
Series R, 1.65%, 08/15/30	1,000	877,484
Exelon Corp.
2.75%, 03/15/27	5	4,895
4.05%, 04/15/30(a)	45	44,508
5.15%, 03/15/28	755	772,291
5.15%, 03/15/29	1,248	1,283,928
FirstEnergy Transmission LLC, 4.55%, 01/15/30	1,170	1,178,981
Florida Power & Light Co., Series A, 3.30%, 05/30/27	5	4,945
Fortis Inc./Canada, 3.06%, 10/04/26	1,385	1,364,158
ITC Holdings Corp., 3.35%, 11/15/27	592	580,878
National Grid PLC, 5.60%, 06/12/28	2,956	3,060,452
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	15	14,789
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.90%, 11/01/28(a)	$10	$9,935
4.85%, 02/07/29	15	15,352
4.95%, 02/07/30(a)	105	108,149
5.15%, 06/15/29	95	98,524
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	1,578	1,529,622
1.90%, 06/15/28	1,135	1,070,605
2.75%, 11/01/29	75	70,822
3.50%, 04/01/29	104	101,680
3.55%, 05/01/27	25	24,749
3.80%, 03/15/82, (5-year CMT + 2.547%)(b)	326	315,200
4.63%, 07/15/27	15	15,132
4.80%, 12/01/77(b)	255	245,748
4.85%, 02/04/28	290	294,977
4.90%, 02/28/28	503	511,803
4.90%, 03/15/29	827	845,054
5.05%, 03/15/30	345	355,118
5.65%, 05/01/79(a)(b)	480	479,095
6.38%, 08/15/55, (5-year CMT + 2.053%)(b)	700	723,206
6.70%, 09/01/54, (5-year CMT + 2.364%)(b)	10	10,308
NSTAR Electric Co.
3.20%, 05/15/27	795	783,898
3.25%, 05/15/29	1,145	1,111,394
4.85%, 03/01/30	250	256,157
Ohio Power Co., Series P, 2.60%, 04/01/30	900	836,694
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	112	110,809
4.30%, 05/15/28(a)	76	76,524
4.65%, 11/01/29	235	239,104
5.75%, 03/15/29	25	26,168
Pacific Gas and Electric Co.
2.10%, 08/01/27	190	182,062
3.30%, 12/01/27	250	244,054
4.20%, 03/01/29	10	9,882
5.45%, 06/15/27	965	979,684
6.10%, 01/15/29	10	10,444
Public Service Electric & Gas Co.
2.45%, 01/15/30	15	13,973
3.00%, 05/15/27	5	4,923
3.20%, 05/15/29	5	4,852
3.65%, 09/01/28	5	4,947
3.70%, 05/01/28	50	49,701
Public Service Enterprise Group Inc.
4.90%, 03/15/30	220	224,805
5.20%, 04/01/29	1,369	1,412,405
5.85%, 11/15/27	3,370	3,489,562
5.88%, 10/15/28	778	815,169
San Diego Gas & Electric Co., 4.95%, 08/15/28	21	21,559
Sempra
3.25%, 06/15/27	35	34,384
3.70%, 04/01/29(a)	15	14,700
4.13%, 04/01/52, (5-year CMT + 2.868%)(b)	575	559,918
6.63%, 04/01/55, (5-year CMT + 2.354%)(b)	250	250,701
6.88%, 10/01/54, (5-year CMT + 2.789%)(b)	155	157,758
Southern California Edison Co.
2.25%, 06/01/30	1,000	899,526
2.85%, 08/01/29	36	33,901
5.15%, 06/01/29	211	215,536
5.25%, 03/15/30	15	15,357
5.30%, 03/01/28	140	143,056
5.65%, 10/01/28	614	635,530
Security	Par (000)	Value
Electric (continued)
5.85%, 11/01/27(a)	$26	$26,773
6.65%, 04/01/29	5	5,251
Series A, 4.20%, 03/01/29(a)	888	879,974
		48,062,533
Electrical Components & Equipment — 0.3%
ABB Finance USA Inc., 3.80%, 04/03/28(a)	2,645	2,654,070
Electronics — 0.8%
Allegion PLC, 3.50%, 10/01/29	396	382,912
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27	625	615,599
Avnet Inc., 6.25%, 03/15/28	434	451,837
Flex Ltd., 4.88%, 06/15/29	63	63,690
Honeywell International Inc.
1.10%, 03/01/27	172	164,625
1.95%, 06/01/30(a)	2,520	2,280,757
2.50%, 11/01/26	85	83,449
2.70%, 08/15/29(a)	746	709,746
4.25%, 01/15/29	286	287,475
4.65%, 07/30/27	135	136,639
4.70%, 02/01/30(a)	1,045	1,065,601
4.88%, 09/01/29	33	33,972
4.95%, 02/15/28	35	35,823
Hubbell Inc., 3.15%, 08/15/27	10	9,796
Jabil Inc., 4.25%, 05/15/27	45	44,974
Keysight Technologies Inc.
3.00%, 10/30/29	2,005	1,902,604
4.60%, 04/06/27	37	37,168
Trimble Inc., 4.90%, 06/15/28	33	33,473
Vontier Corp., 2.40%, 04/01/28(a)	97	92,105
		8,432,245
Engineering & Construction — 0.1%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	1,166	1,228,706
Environmental Control — 0.2%
Republic Services Inc., 3.95%, 05/15/28	10	10,001
Veralto Corp.
5.35%, 09/18/28	1,297	1,339,525
5.50%, 09/18/26	738	745,484
Waste Management Inc., 4.88%, 02/15/29	5	5,143
		2,100,153
Food — 2.7%
Ahold Finance USA LLC, 6.88%, 05/01/29	855	932,005
Conagra Brands Inc.
1.38%, 11/01/27	959	899,537
4.85%, 11/01/28	1,192	1,204,709
5.00%, 08/01/30	250	252,285
5.30%, 10/01/26	20	20,186
7.00%, 10/01/28	95	101,488
General Mills Inc.
2.88%, 04/15/30(a)	210	197,179
3.20%, 02/10/27	5,263	5,192,246
4.20%, 04/17/28(a)	45	45,059
4.70%, 01/30/27	31	31,199
4.88%, 01/30/30	1,530	1,564,060
5.50%, 10/17/28	120	124,622
Hormel Foods Corp.
1.70%, 06/03/28	642	603,748
4.80%, 03/30/27	15	15,156
Ingredion Inc.
2.90%, 06/01/30	200	187,066
3.20%, 10/01/26	2,255	2,228,769
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
J.M. Smucker Co. (The), 5.90%, 11/15/28	$85	$89,281
Kellanova
2.10%, 06/01/30	3,000	2,719,529
3.40%, 11/15/27	2,125	2,095,362
4.30%, 05/15/28	50	50,325
Kraft Heinz Foods Co.
3.75%, 04/01/30(a)	210	203,818
3.88%, 05/15/27	406	403,348
4.63%, 01/30/29(a)	600	605,187
Kroger Co. (The)
2.65%, 10/15/26	156	153,393
3.70%, 08/01/27	1,803	1,789,903
4.50%, 01/15/29	55	55,647
McCormick & Co. Inc./MD
2.50%, 04/15/30	5	4,618
3.40%, 08/15/27	2,660	2,627,443
Mondelez International Inc., 4.75%, 02/20/29	15	15,341
The Campbell's Co.
2.38%, 04/24/30	1,115	1,018,893
4.15%, 03/15/28	691	690,820
5.20%, 03/21/29	853	875,853
		26,998,075
Forest Products & Paper — 0.0%
Suzano Austria GmbH
2.50%, 09/15/28	10	9,351
6.00%, 01/15/29	62	63,864
Suzano International Finance BV, 5.50%, 01/17/27	57	57,691
		130,906
Gas — 1.0%
National Fuel Gas Co.
4.75%, 09/01/28	5	5,010
5.50%, 10/01/26	30	30,313
5.50%, 03/15/30	140	144,672
NiSource Inc.
2.95%, 09/01/29	965	920,371
3.49%, 05/15/27	60	59,360
3.60%, 05/01/30	935	906,289
5.20%, 07/01/29	1,813	1,870,330
5.25%, 03/30/28	85	87,268
6.95%, 11/30/54, (5-year CMT + 2.451%)(b)	165	171,625
ONE Gas Inc.
2.00%, 05/15/30	1,535	1,394,041
5.10%, 04/01/29	2,798	2,887,914
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	115	112,211
Southern California Gas Co., 2.95%, 04/15/27	68	66,808
Southwest Gas Corp.
2.20%, 06/15/30(a)	2,000	1,809,261
3.70%, 04/01/28	5	4,934
		10,470,407
Health Care - Products — 0.5%
Agilent Technologies Inc.
2.10%, 06/04/30(a)	515	466,442
2.75%, 09/15/29	15	14,211
3.05%, 09/22/26(a)	987	973,906
4.20%, 09/09/27	85	85,076
Baxter International Inc., 2.27%, 12/01/28	10	9,375
Dentsply Sirona Inc., 3.25%, 06/01/30	115	105,652
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,685	1,693,334
Revvity Inc., 3.30%, 09/15/29	810	773,851
Smith & Nephew PLC, 5.15%, 03/20/27	15	15,208
Security	Par (000)	Value
Health Care - Products (continued)
Solventum Corp., 5.40%, 03/01/29	$63	$65,686
Zimmer Biomet Holdings Inc.
5.05%, 02/19/30	90	92,562
5.35%, 12/01/28	617	638,839
		4,934,142
Health Care - Services — 3.4%
Centene Corp.
2.45%, 07/15/28	2,071	1,914,645
3.38%, 02/15/30	800	730,058
4.25%, 12/15/27	800	781,680
4.63%, 12/15/29	1,325	1,276,673
Cigna Group (The)
3.05%, 10/15/27	1,285	1,258,421
3.40%, 03/01/27	33	32,648
4.38%, 10/15/28	2,750	2,764,470
5.00%, 05/15/29	85	87,272
Elevance Health Inc.
2.25%, 05/15/30	50	45,601
2.88%, 09/15/29	914	865,942
3.65%, 12/01/27(a)	1,907	1,890,427
4.10%, 03/01/28	745	744,406
4.50%, 10/30/26	121	121,475
4.75%, 02/15/30	690	701,196
5.15%, 06/15/29	1,707	1,758,191
HCA Inc.
3.13%, 03/15/27	734	722,276
3.38%, 03/15/29	877	849,003
4.13%, 06/15/29	143	141,620
4.50%, 02/15/27	1,065	1,066,012
5.00%, 03/01/28	130	132,275
5.20%, 06/01/28	510	522,422
5.25%, 03/01/30	280	289,164
5.38%, 09/01/26	527	528,940
5.63%, 09/01/28	195	201,135
5.88%, 02/01/29	20	20,836
Humana Inc.
1.35%, 02/03/27	80	76,832
3.13%, 08/15/29	600	571,080
3.70%, 03/23/29	660	646,447
3.95%, 03/15/27	55	54,826
4.88%, 04/01/30	50	50,651
5.75%, 03/01/28	260	268,987
5.75%, 12/01/28(a)	326	339,945
ICON Investments Six DAC
5.81%, 05/08/27	20	20,421
5.85%, 05/08/29	630	658,427
IQVIA Inc.
5.70%, 05/15/28	693	715,100
6.25%, 02/01/29	735	774,546
Laboratory Corp. of America Holdings
2.95%, 12/01/29	5	4,733
3.60%, 09/01/27	849	841,687
4.35%, 04/01/30	305	304,915
Quest Diagnostics Inc.
2.95%, 06/30/30(a)	725	682,330
4.20%, 06/30/29	1,144	1,144,966
4.60%, 12/15/27(a)	40	40,421
4.63%, 12/15/29	30	30,454
UnitedHealth Group Inc.
3.70%, 05/15/27(a)	900	895,008
2.95%, 10/15/27	1,305	1,276,022
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.38%, 04/15/27	$69	$68,242
3.45%, 01/15/27	15	14,873
3.85%, 06/15/28	1,270	1,263,980
3.88%, 12/15/28	755	748,852
4.00%, 05/15/29	1,067	1,061,811
4.25%, 01/15/29	880	882,475
4.60%, 04/15/27	85	85,683
4.70%, 04/15/29	424	431,650
5.25%, 02/15/28	1,210	1,243,772
		34,645,924
Holding Companies - Diversified — 0.2%
North Haven Private Income Fund LLC, 5.75%, 02/01/30	2,500	2,503,607
Home Builders — 0.0%
Lennar Corp.
4.75%, 11/29/27	20	20,156
5.20%, 07/30/30	125	129,067
Meritage Homes Corp., 5.13%, 06/06/27	30	30,199
Toll Brothers Finance Corp., 4.88%, 03/15/27	145	145,977
		325,399
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27(a)	478	466,730
4.40%, 03/15/29	914	898,907
		1,365,637
Household Products & Wares — 1.1%
Avery Dennison Corp.
2.65%, 04/30/30	400	371,556
4.88%, 12/06/28	115	117,057
Church & Dwight Co. Inc., 3.15%, 08/01/27	15	14,760
Clorox Co. (The)
1.80%, 05/15/30	2,110	1,887,943
3.10%, 10/01/27	191	187,339
3.90%, 05/15/28	2,170	2,160,368
4.40%, 05/01/29(a)	1,795	1,807,870
Kimberly-Clark Corp.
1.05%, 09/15/27	3,825	3,617,815
3.10%, 03/26/30	1,235	1,184,163
3.20%, 04/25/29(a)	35	34,126
3.95%, 11/01/28	140	140,240
		11,523,237
Insurance — 1.5%
Aegon Ltd., 5.50%, 04/11/48(b)	625	630,185
Aon Corp.
4.50%, 12/15/28	60	60,576
8.21%, 01/01/27	435	454,859
Aon North America Inc., 5.15%, 03/01/29	39	40,139
Assurant Inc.
3.70%, 02/22/30(a)	1,995	1,932,121
4.90%, 03/27/28(a)	284	287,942
Athene Holding Ltd., 4.13%, 01/12/28	310	309,215
Axis Specialty Finance LLC
3.90%, 07/15/29	60	58,997
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)(b)	120	116,254
Axis Specialty Finance PLC, 4.00%, 12/06/27	30	29,791
Brighthouse Financial Inc., 3.70%, 06/22/27	30	29,590
CNO Financial Group Inc., 5.25%, 05/30/29	1,027	1,047,019
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(b)	60	59,412
Security	Par (000)	Value
Insurance (continued)
Equitable Holdings Inc., 4.35%, 04/20/28	$504	$505,348
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	1,580	1,498,102
Lincoln National Corp., 3.80%, 03/01/28	250	246,968
Manulife Financial Corp.
2.48%, 05/19/27(a)	173	168,250
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(b)	297	293,988
Marsh & McLennan Companies Inc.
4.38%, 03/15/29	60	60,586
4.55%, 11/08/27	340	343,825
4.65%, 03/15/30	370	376,471
MetLife Inc., 4.55%, 03/23/30(a)	620	630,724
MGIC Investment Corp., 5.25%, 08/15/28	35	35,015
Munich Re America Corp., Series B, 7.45%, 12/15/26	595	620,817
Principal Financial Group Inc.
3.10%, 11/15/26	68	67,110
3.70%, 05/15/29	115	112,768
Prudential Financial Inc.
2.10%, 03/10/30(a)	1,500	1,381,195
3.88%, 03/27/28	1,147	1,146,789
4.50%, 09/15/47(a)(b)	384	378,162
5.70%, 09/15/48(b)	796	809,210
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	850	811,817
Willis North America Inc.
2.95%, 09/15/29	16	15,151
4.50%, 09/15/28	556	560,714
4.65%, 06/15/27	100	100,656
		15,219,766
Internet — 0.4%
Alibaba Group Holding Ltd., 3.40%, 12/06/27(a)	933	920,490
Amazon.com Inc.
1.65%, 05/12/28	105	99,228
3.15%, 08/22/27(a)	245	241,940
3.45%, 04/13/29	85	83,748
4.55%, 12/01/27	1,250	1,268,097
Baidu Inc., 4.38%, 03/29/28	455	457,638
eBay Inc.
2.70%, 03/11/30	40	37,409
3.60%, 06/05/27	488	484,101
		3,592,651
Iron & Steel — 0.2%
Nucor Corp.
3.95%, 05/01/28	847	845,056
4.30%, 05/23/27	115	115,325
Steel Dynamics Inc.
1.65%, 10/15/27	15	14,211
5.00%, 12/15/26	879	879,924
		1,854,516
Leisure Time — 0.0%
Brunswick Corp./DE, 5.85%, 03/18/29(a)	10	10,360
Lodging — 0.3%
Choice Hotels International Inc., 3.70%, 12/01/29	425	405,915
Las Vegas Sands Corp., 6.00%, 06/14/30	505	525,576
Marriott International Inc./MD, 5.55%, 10/15/28	220	228,436
Sands China Ltd.
2.30%, 03/08/27	545	526,912
2.85%, 03/08/29	297	277,690
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
5.40%, 08/08/28	$1,061	$1,081,438
		3,045,967
Machinery — 2.1%
Caterpillar Financial Services Corp.
1.10%, 09/14/27	55	52,058
1.15%, 09/14/26	68	66,007
1.70%, 01/08/27	55	53,409
3.60%, 08/12/27	60	59,656
4.38%, 08/16/29(a)	200	202,874
4.40%, 10/15/27(a)	80	80,810
4.40%, 03/03/28(a)	175	176,953
4.45%, 10/16/26	30	30,158
4.50%, 01/07/27	125	125,933
4.50%, 01/08/27	30	30,219
4.60%, 11/15/27	55	55,762
4.70%, 11/15/29	925	947,514
4.80%, 01/08/30	195	201,101
4.85%, 02/27/29	245	251,586
CNH Industrial Capital LLC
4.50%, 10/08/27	545	548,130
4.55%, 04/10/28(a)	505	509,233
4.75%, 03/21/28	165	166,855
5.10%, 04/20/29	1,540	1,579,198
5.50%, 01/12/29	712	737,518
CNH Industrial NV, 3.85%, 11/15/27	2,087	2,076,456
IDEX Corp.
3.00%, 05/01/30	10	9,410
4.95%, 09/01/29	205	209,424
Ingersoll Rand Inc.
5.18%, 06/15/29	5	5,165
5.40%, 08/14/28(a)	6	6,206
John Deere Capital Corp.
1.30%, 10/13/26	116	112,691
1.50%, 03/06/28	708	667,488
1.70%, 01/11/27	20	19,422
1.75%, 03/09/27	78	75,447
2.25%, 09/14/26	40	39,282
2.35%, 03/08/27	60	58,599
2.80%, 07/18/29	172	164,350
3.05%, 01/06/28	45	44,101
3.35%, 04/18/29(a)	20	19,551
3.45%, 03/07/29	107	105,048
4.15%, 09/15/27	46	46,194
4.38%, 10/15/30	250	251,824
4.50%, 01/08/27(a)	260	261,937
4.50%, 01/16/29	446	452,953
4.65%, 01/07/28	135	137,327
4.75%, 01/20/28	782	796,290
4.85%, 03/05/27	43	43,585
4.85%, 06/11/29	363	373,334
4.90%, 06/11/27(a)	10	10,180
4.90%, 03/03/28	585	598,127
4.95%, 07/14/28	1,278	1,313,263
5.15%, 09/08/26	30	30,343
nVent Finance SARL, 4.55%, 04/15/28	10	10,024
Oshkosh Corp.
3.10%, 03/01/30	1,760	1,654,818
4.60%, 05/15/28	2,499	2,514,970
Otis Worldwide Corp., 5.25%, 08/16/28(a)	145	149,520
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	35	34,663
Security	Par (000)	Value
Machinery (continued)
4.70%, 09/15/28	$30	$30,385
4.90%, 05/29/30	225	229,913
Xylem Inc./New York
1.95%, 01/30/28	1,171	1,118,041
3.25%, 11/01/26(a)	2,271	2,245,036
		21,790,341
Manufacturing — 0.8%
3M Co.
2.25%, 09/19/26(a)	523	512,825
2.38%, 08/26/29	1,575	1,473,825
2.88%, 10/15/27	2,685	2,622,496
3.05%, 04/15/30	30	28,514
3.38%, 03/01/29	581	566,658
3.63%, 09/14/28	110	108,720
4.80%, 03/15/30	785	802,407
Pentair Finance SARL, 4.50%, 07/01/29	2,165	2,175,372
Teledyne Technologies Inc., 2.25%, 04/01/28	5	4,762
Textron Inc.
3.38%, 03/01/28	10	9,790
3.65%, 03/15/27	30	29,693
		8,335,062
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	1,440	1,339,178
3.75%, 02/15/28	505	497,401
4.20%, 03/15/28	225	223,632
5.05%, 03/30/29	99	100,519
6.10%, 06/01/29	20	21,014
Comcast Corp.
2.35%, 01/15/27	15	14,668
3.15%, 02/15/28	540	529,024
3.30%, 04/01/27	24	23,723
4.15%, 10/15/28	30	30,085
4.55%, 01/15/29	84	85,205
5.10%, 06/01/29	220	227,478
5.35%, 11/15/27	205	210,630
FactSet Research Systems Inc., 2.90%, 03/01/27	442	433,834
Fox Corp., 4.71%, 01/25/29	56	56,637
Paramount Global
2.90%, 01/15/27(a)	857	838,145
3.38%, 02/15/28	300	292,615
4.20%, 06/01/29	200	197,150
TWDC Enterprises 18 Corp., 2.95%, 06/15/27	60	59,092
Walt Disney Co. (The)
2.20%, 01/13/28	997	959,763
3.70%, 03/23/27	40	39,863
		6,179,656
Mining — 0.0%
Kinross Gold Corp., 4.50%, 07/15/27	25	25,050
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26	1,167	1,142,196
Oil & Gas — 1.8%
APA Corp., 4.25%, 01/15/30(c)	20	19,347
BP Capital Markets America Inc.
3.94%, 09/21/28	5	4,986
4.23%, 11/06/28	10	10,047
4.87%, 11/25/29	345	354,567
5.02%, 11/17/27	60	61,233
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
BP Capital Markets PLC
3.28%, 09/19/27	$50	$49,276
3.72%, 11/28/28	5	4,946
Chevron USA Inc., 4.30%, 10/15/30(a)	500	502,749
ConocoPhillips Co.
4.70%, 01/15/30	595	606,483
6.95%, 04/15/29	230	251,738
Diamondback Energy Inc.
3.25%, 12/01/26	5	4,941
3.50%, 12/01/29	45	43,368
5.15%, 01/30/30	705	724,409
EQT Corp.
3.90%, 10/01/27	1,100	1,089,455
5.00%, 01/15/29	485	490,661
5.70%, 04/01/28	203	209,864
7.00%, 02/01/30	330	358,945
7.50%, 06/01/30(c)	40	44,049
Hess Corp.
4.30%, 04/01/27	2,385	2,390,945
7.88%, 10/01/29	470	533,942
Marathon Petroleum Corp., 5.15%, 03/01/30	130	133,734
Occidental Petroleum Corp.
5.20%, 08/01/29	125	126,743
6.38%, 09/01/28	5	5,220
8.50%, 07/15/27	10	10,531
Ovintiv Inc., 5.65%, 05/15/28	1,572	1,617,877
Phillips 66, 3.90%, 03/15/28	576	572,711
Phillips 66 Co.
3.15%, 12/15/29	10	9,577
3.55%, 10/01/26	98	97,223
3.75%, 03/01/28	360	357,052
Shell International Finance BV
2.50%, 09/12/26	45	44,317
3.88%, 11/13/28	790	788,883
TotalEnergies Capital International SA
2.83%, 01/10/30	755	721,570
3.46%, 02/19/29	1,385	1,363,620
TotalEnergies Capital SA, 3.88%, 10/11/28	1,441	1,439,447
Valero Energy Corp.
2.15%, 09/15/27	110	105,562
3.40%, 09/15/26(a)	155	153,602
4.00%, 04/01/29	23	22,740
4.35%, 06/01/28	5	5,018
5.15%, 02/15/30(a)	320	329,577
Woodside Finance Ltd., 5.40%, 05/19/30	2,225	2,286,100
		17,947,055
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	1,025	997,547
3.14%, 11/07/29	5	4,811
3.34%, 12/15/27	185	182,074
		1,184,432
Packaging & Containers — 0.1%
Amcor Finance USA Inc., 4.50%, 05/15/28	10	10,046
Amcor Flexibles North America Inc., 2.63%, 06/19/30	800	735,895
Amcor Group Finance PLC, 5.45%, 05/23/29	20	20,698
Berry Global Inc., 5.50%, 04/15/28	10	10,306
Security	Par (000)	Value
Packaging & Containers (continued)
WRKCo Inc.
3.38%, 09/15/27	$50	$49,324
3.90%, 06/01/28	299	296,859
4.90%, 03/15/29	107	109,183
		1,232,311
Pharmaceuticals — 2.7%
AbbVie Inc.
2.95%, 11/21/26	255	251,718
3.20%, 11/21/29(a)	320	308,415
4.65%, 03/15/28	600	609,680
4.80%, 03/15/29	10	10,233
4.88%, 03/15/30	2,035	2,095,287
Astrazeneca Finance LLC
1.75%, 05/28/28	1,318	1,246,546
4.85%, 02/26/29(a)	162	166,294
4.88%, 03/03/28	300	306,751
AstraZeneca PLC
3.13%, 06/12/27	20	19,755
4.00%, 01/17/29	150	150,058
Becton Dickinson & Co., 4.87%, 02/08/29	100	101,976
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	380	358,421
3.90%, 02/20/28	35	34,981
4.90%, 02/22/27	10	10,127
4.90%, 02/22/29	75	77,015
Cardinal Health Inc.
3.41%, 06/15/27	175	172,743
4.50%, 09/15/30	200	200,334
4.70%, 11/15/26	160	161,020
5.00%, 11/15/29	2,220	2,273,512
5.13%, 02/15/29(a)	1,215	1,248,950
Cencora Inc.
2.80%, 05/15/30	150	140,514
4.85%, 12/15/29	280	285,750
CVS Health Corp.
1.30%, 08/21/27	160	151,022
3.63%, 04/01/27	45	44,563
4.30%, 03/25/28(a)	2,184	2,182,933
5.00%, 01/30/29	43	43,853
5.13%, 02/21/30	10	10,235
6.25%, 06/01/27	95	98,071
Eli Lilly & Co.
4.55%, 02/12/28	350	355,281
4.75%, 02/12/30	350	359,950
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28(a)	319	318,852
4.50%, 04/15/30	615	622,283
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	45	43,932
McKesson Corp.
3.95%, 02/16/28	35	34,930
4.65%, 05/30/30	300	304,879
4.90%, 07/15/28	510	521,107
Merck & Co. Inc.
1.70%, 06/10/27	10	9,636
1.90%, 12/10/28	25	23,466
3.40%, 03/07/29	49	48,056
4.05%, 05/17/28(a)	485	487,427
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	106	112,393
Novartis Capital Corp.
2.20%, 08/14/30	3,500	3,212,586
3.10%, 05/17/27	25	24,695
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.80%, 09/18/29(a)	$350	$348,851
Pfizer Inc.
3.00%, 12/15/26	20	19,775
3.45%, 03/15/29	27	26,587
3.60%, 09/15/28	45	44,743
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	941	951,816
Pharmacia LLC, 6.60%, 12/01/28	15	16,136
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	29	28,694
Viatris Inc.
2.30%, 06/22/27	170	163,226
2.70%, 06/22/30	200	179,679
Zoetis Inc.
2.00%, 05/15/30	2,115	1,918,221
3.00%, 09/12/27	3,400	3,333,748
3.90%, 08/20/28	1,305	1,303,069
4.15%, 08/17/28	250	250,640
		27,825,415
Pipelines — 3.7%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	3,042	2,955,636
5.13%, 06/30/27	2,272	2,296,003
Cheniere Energy Inc., 4.63%, 10/15/28	4,065	4,060,865
DCP Midstream Operating LP, 5.63%, 07/15/27	15	15,315
Enbridge Inc.
1.60%, 10/04/26	125	121,465
3.13%, 11/15/29	660	628,660
3.70%, 07/15/27	305	302,257
4.25%, 12/01/26	135	134,971
4.60%, 06/20/28	150	151,569
4.90%, 06/20/30(a)	215	219,447
5.25%, 04/05/27	25	25,403
5.30%, 04/05/29	695	716,828
5.90%, 11/15/26	107	108,881
6.00%, 11/15/28	1,118	1,178,039
7.38%, 03/15/55, (5-year CMT + 3.122%)(b)	200	210,281
Energy Transfer LP
4.40%, 03/15/27	95	95,178
5.25%, 07/01/29	50	51,524
5.55%, 02/15/28	800	823,684
Enterprise Products Operating LLC
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)(b)	426	421,313
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(b)	504	499,711
Kinder Morgan Inc.
1.75%, 11/15/26	273	265,124
4.30%, 03/01/28	1,312	1,316,910
5.00%, 02/01/29	1,141	1,165,614
5.10%, 08/01/29	1,406	1,444,127
5.15%, 06/01/30	735	756,387
MPLX LP
4.00%, 03/15/28	440	437,464
4.13%, 03/01/27	90	89,775
4.25%, 12/01/27	35	35,015
4.80%, 02/15/29	5	5,066
Northwest Pipeline LLC, 4.00%, 04/01/27	70	69,745
ONEOK Inc.
3.10%, 03/15/30	645	607,868
3.40%, 09/01/29	1,132	1,087,825
Security	Par (000)	Value
Pipelines (continued)
4.00%, 07/13/27	$1,602	$1,596,014
4.25%, 09/24/27	90	90,095
4.35%, 03/15/29	804	802,391
4.40%, 10/15/29	710	709,464
4.55%, 07/15/28	210	211,609
5.38%, 06/01/29	936	963,369
5.55%, 11/01/26	275	278,303
5.65%, 11/01/28	550	571,327
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	40	39,987
5.00%, 03/15/27	85	85,487
Spectra Energy Partners LP, 3.38%, 10/15/26	201	198,887
Targa Resources Corp.
5.20%, 07/01/27	20	20,323
6.15%, 03/01/29	1,459	1,540,324
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28(a)	671	671,840
5.50%, 03/01/30	20	20,393
6.88%, 01/15/29	190	193,709
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	810	841,245
7.00%, 10/15/28	20	21,525
TransCanada PipeLines Ltd.
4.10%, 04/15/30	750	738,656
4.25%, 05/15/28	70	70,057
7.00%, 06/01/65, (5-year CMT + 2.614%)(b)	500	508,200
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	5	4,986
Valero Energy Partners LP, 4.50%, 03/15/28	6	6,037
Western Midstream Operating LP
4.05%, 02/01/30	1,150	1,117,354
4.50%, 03/01/28	613	612,280
4.75%, 08/15/28	243	244,284
6.35%, 01/15/29	849	892,956
Williams Companies Inc. (The)
3.75%, 06/15/27	60	59,508
4.63%, 06/30/30	305	306,638
4.80%, 11/15/29	825	838,845
4.90%, 03/15/29	1,110	1,131,022
5.30%, 08/15/28	120	123,826
		37,808,891
Real Estate — 0.4%
CBRE Services Inc.
4.80%, 06/15/30	1,610	1,633,227
5.50%, 04/01/29	982	1,018,428
Jones Lang LaSalle Inc., 6.88%, 12/01/28	935	1,005,100
		3,656,755
Real Estate Investment Trusts — 5.7%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27	5	4,977
American Tower Corp.
1.45%, 09/15/26	1,675	1,626,551
1.50%, 01/31/28	580	544,132
2.10%, 06/15/30	1,010	908,124
2.75%, 01/15/27	1,017	997,243
2.90%, 01/15/30(a)	1,820	1,709,930
3.13%, 01/15/27	920	906,147
3.38%, 10/15/26	862	853,625
3.55%, 07/15/27(a)	156	154,297
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.60%, 01/15/28	$120	$118,400
3.65%, 03/15/27	226	224,251
3.80%, 08/15/29	587	574,927
3.95%, 03/15/29	1,555	1,537,800
4.90%, 03/15/30(a)	385	392,746
5.00%, 01/31/30	115	117,703
5.20%, 02/15/29	198	203,645
5.25%, 07/15/28	214	220,090
5.50%, 03/15/28	258	265,881
5.80%, 11/15/28	381	398,364
AvalonBay Communities Inc.
1.90%, 12/01/28	775	725,021
2.90%, 10/15/26	5	4,937
3.20%, 01/15/28	205	201,273
3.30%, 06/01/29	105	101,908
3.35%, 05/15/27	5	4,942
Boston Properties LP
2.75%, 10/01/26	15	14,740
2.90%, 03/15/30	300	278,217
3.40%, 06/21/29	890	853,083
4.50%, 12/01/28	1,500	1,500,444
6.75%, 12/01/27	730	767,978
Brixmor Operating Partnership LP, 4.05%, 07/01/30	550	538,927
COPT Defense Properties LP, 2.00%, 01/15/29(a)	1,230	1,136,062
Crown Castle Inc.
2.90%, 03/15/27	1,562	1,529,841
3.10%, 11/15/29	189	179,239
3.65%, 09/01/27	823	812,624
3.80%, 02/15/28	3,070	3,031,863
4.00%, 03/01/27	209	208,017
4.30%, 02/15/29	445	442,622
4.80%, 09/01/28	715	723,200
4.90%, 09/01/29	269	272,489
5.00%, 01/11/28	886	897,953
5.60%, 06/01/29	1,071	1,112,729
Digital Realty Trust LP
3.60%, 07/01/29	3,986	3,888,603
3.70%, 08/15/27	1,649	1,636,131
4.45%, 07/15/28	1,607	1,618,397
5.55%, 01/15/28	375	386,301
DOC DR LLC
3.95%, 01/15/28	199	197,926
4.30%, 03/15/27	15	15,004
EPR Properties
4.50%, 06/01/27(a)	385	383,988
4.75%, 12/15/26	500	500,710
Equinix Inc.
1.55%, 03/15/28	209	195,918
1.80%, 07/15/27	158	151,347
2.00%, 05/15/28	170	160,667
2.15%, 07/15/30	1,440	1,297,882
2.90%, 11/18/26	117	115,075
3.20%, 11/18/29	2,736	2,613,623
ERP Operating LP, 3.50%, 03/01/28	240	236,843
Essex Portfolio LP, 1.70%, 03/01/28	190	178,811
Federal Realty OP LP
3.20%, 06/15/29	45	43,204
3.25%, 07/15/27	1,365	1,340,770
5.38%, 05/01/28(a)	1,100	1,130,918
Healthpeak OP LLC
1.35%, 02/01/27	540	519,254
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.13%, 12/01/28	$785	$734,350
3.00%, 01/15/30	206	195,042
3.50%, 07/15/29	40	38,877
Highwoods Realty LP
4.13%, 03/15/28	310	305,414
4.20%, 04/15/29	20	19,580
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29	50	47,420
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	100	94,426
Kilroy Realty LP, 4.75%, 12/15/28	55	55,097
LXP Industrial Trust, 6.75%, 11/15/28	10	10,625
Omega Healthcare Investors Inc.
4.50%, 04/01/27	530	530,694
4.75%, 01/15/28(a)	280	282,348
5.20%, 07/01/30(a)	125	126,794
Piedmont Operating Partnership LP
3.15%, 08/15/30	250	226,144
9.25%, 07/20/28	230	255,588
Prologis LP
1.75%, 07/01/30	1,000	889,955
2.13%, 04/15/27	25	24,261
2.25%, 04/15/30	20	18,394
3.38%, 12/15/27	645	636,343
3.88%, 09/15/28	80	79,541
4.00%, 09/15/28	93	92,949
4.38%, 02/01/29	7	7,061
4.88%, 06/15/28(a)	779	796,837
Public Storage Operating Co.
3.39%, 05/01/29(a)	95	92,659
4.38%, 07/01/30	225	226,169
5.13%, 01/15/29(a)	10	10,352
Realty Income Corp.
3.40%, 01/15/28(a)	260	256,698
3.65%, 01/15/28	15	14,875
4.75%, 02/15/29	10	10,191
Simon Property Group LP
1.75%, 02/01/28	765	725,804
3.38%, 12/01/27	465	459,033
4.38%, 10/01/30	180	180,455
Store Capital LLC
4.50%, 03/15/28	130	129,242
4.63%, 03/15/29	10	9,930
5.40%, 04/30/30(c)	105	106,906
Ventas Realty LP
3.25%, 10/15/26	305	301,353
3.85%, 04/01/27	695	691,251
4.00%, 03/01/28	35	34,806
4.40%, 01/15/29	131	131,411
VICI Properties LP
4.75%, 02/15/28	275	277,317
4.75%, 04/01/28	50	50,554
Welltower OP LLC
2.05%, 01/15/29	520	485,919
2.70%, 02/15/27	2,165	2,125,322
3.10%, 01/15/30	65	61,972
4.13%, 03/15/29(a)	558	557,896
4.25%, 04/15/28	415	417,290
4.50%, 07/01/30	430	434,155
Weyerhaeuser Co.
4.00%, 11/15/29	20	19,779
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 04/15/30	$505	$497,822
6.95%, 10/01/27	201	212,025
		57,697,240
Retail — 2.1%
AutoNation Inc.
1.95%, 08/01/28	55	51,454
3.80%, 11/15/27	55	54,258
4.75%, 06/01/30	330	331,238
AutoZone Inc., 5.10%, 07/15/29	225	231,635
Best Buy Co. Inc., 4.45%, 10/01/28(a)	3,932	3,960,203
Genuine Parts Co.
4.95%, 08/15/29	305	311,156
6.50%, 11/01/28	5	5,319
Home Depot Inc. (The)
0.90%, 03/15/28	72	66,920
1.50%, 09/15/28(a)	947	883,041
2.50%, 04/15/27	2,543	2,487,367
2.70%, 04/15/30	655	616,046
2.80%, 09/14/27	1,064	1,041,057
2.88%, 04/15/27	868	853,823
2.95%, 06/15/29	1,172	1,129,959
3.90%, 12/06/28	133	133,243
4.75%, 06/25/29	565	578,629
4.88%, 06/25/27	55	55,909
4.90%, 04/15/29	28	28,843
Lowe's Companies Inc.
1.30%, 04/15/28(a)	197	183,851
1.70%, 09/15/28	10	9,319
3.10%, 05/03/27	1,032	1,015,282
3.35%, 04/01/27	1,871	1,849,293
3.65%, 04/05/29	594	583,472
4.50%, 04/15/30(a)	1,085	1,099,480
6.50%, 03/15/29	35	37,788
McDonald's Corp.
3.50%, 07/01/27	10	9,915
3.80%, 04/01/28	10	9,957
4.60%, 05/15/30	175	177,933
4.80%, 08/14/28	65	66,444
5.00%, 05/17/29	30	30,910
Starbucks Corp.
2.00%, 03/12/27	45	43,591
3.50%, 03/01/28	50	49,381
4.80%, 05/15/30	125	127,552
Target Corp.
1.95%, 01/15/27(a)	1,734	1,688,880
2.35%, 02/15/30(a)	920	855,814
3.38%, 04/15/29	299	292,750
4.35%, 06/15/28	90	90,908
		21,042,620
Semiconductors — 3.4%
Analog Devices Inc., 4.50%, 06/15/30	1,455	1,474,502
Applied Materials Inc.
1.75%, 06/01/30	1,200	1,076,655
3.30%, 04/01/27	340	336,939
4.80%, 06/15/29	2,667	2,738,901
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	52	51,782
Broadcom Inc.
4.00%, 04/15/29(c)	80	79,412
4.15%, 02/15/28	210	210,169
Security	Par (000)	Value
Semiconductors (continued)
4.35%, 02/15/30	$45	$45,075
4.60%, 07/15/30	580	585,685
4.75%, 04/15/29	20	20,357
5.05%, 07/12/29	55	56,542
5.05%, 04/15/30	880	906,515
Intel Corp.
1.60%, 08/12/28	1,670	1,548,657
2.45%, 11/15/29	448	412,950
3.15%, 05/11/27	67	65,698
3.75%, 03/25/27	459	454,662
3.75%, 08/05/27	1,138	1,126,450
3.90%, 03/25/30	260	253,296
4.00%, 08/05/29	753	741,795
4.88%, 02/10/28	458	463,814
Lam Research Corp.
1.90%, 06/15/30	15	13,552
4.00%, 03/15/29	1,866	1,864,963
Marvell Technology Inc.
2.45%, 04/15/28	240	229,794
4.75%, 07/15/30	200	201,884
4.88%, 06/22/28	83	84,177
5.75%, 02/15/29	360	375,766
NVIDIA Corp.
1.55%, 06/15/28	1,679	1,581,486
2.85%, 04/01/30	1,370	1,309,959
3.20%, 09/16/26	3,665	3,635,705
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27(a)	480	471,727
3.40%, 05/01/30	2,000	1,913,700
4.30%, 08/19/28	150	150,303
4.30%, 06/18/29	697	695,961
4.40%, 06/01/27	380	380,921
5.55%, 12/01/28	650	673,441
Qualcomm Inc.
3.25%, 05/20/27	45	44,553
4.50%, 05/20/30(a)	225	228,594
Texas Instruments Inc.
1.13%, 09/15/26	312	303,203
1.75%, 05/04/30	5	4,508
2.25%, 09/04/29(a)	1,087	1,017,014
2.90%, 11/03/27	655	641,816
4.50%, 05/23/30	225	228,502
4.60%, 02/08/27	161	162,552
4.60%, 02/15/28	1,930	1,961,786
4.60%, 02/08/29	1,553	1,587,174
TSMC Arizona Corp.
1.75%, 10/25/26	226	220,039
3.88%, 04/22/27	1,334	1,332,580
4.13%, 04/22/29	275	275,821
		34,241,337
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	530	496,761
3.48%, 12/01/27	820	805,689
5.35%, 01/15/30	100	103,154
		1,405,604
Software — 3.5%
Adobe Inc.
2.15%, 02/01/27	7,553	7,375,873
2.30%, 02/01/30	2,885	2,680,910
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.80%, 04/04/29	$247	$253,961
4.85%, 04/04/27(a)	115	116,700
4.95%, 01/17/30	150	155,650
Atlassian Corp., 5.25%, 05/15/29	220	226,517
Autodesk Inc.
2.85%, 01/15/30	3,270	3,086,977
3.50%, 06/15/27(a)	1,820	1,799,633
Broadridge Financial Solutions Inc., 2.90%, 12/01/29	1,549	1,465,508
Cadence Design Systems Inc., 4.30%, 09/10/29	250	251,424
Concentrix Corp., 6.60%, 08/02/28(a)	277	293,024
Fidelity National Information Services Inc.
1.65%, 03/01/28	270	254,205
3.75%, 05/21/29	22	21,578
Fiserv Inc., 4.20%, 10/01/28	15	14,984
Intuit Inc.
1.35%, 07/15/27	265	252,972
1.65%, 07/15/30(a)	2,400	2,136,246
5.13%, 09/15/28(a)	1,165	1,203,989
5.25%, 09/15/26	303	306,155
Microsoft Corp., 3.30%, 02/06/27(a)	4,665	4,630,488
Oracle Corp.
2.30%, 03/25/28	1,315	1,255,869
2.80%, 04/01/27	2,086	2,041,815
2.95%, 04/01/30	15	14,115
3.25%, 11/15/27	338	331,402
4.50%, 05/06/28	265	267,231
4.80%, 08/03/28	775	789,273
Roper Technologies Inc.
1.40%, 09/15/27	385	364,622
4.45%, 09/15/30	175	175,363
4.50%, 10/15/29	80	80,646
Salesforce Inc.
1.50%, 07/15/28	95	89,019
3.70%, 04/11/28	1,006	1,002,460
Synopsys Inc., 4.85%, 04/01/30	650	663,047
Take-Two Interactive Software Inc.
3.70%, 04/14/27	340	337,491
5.40%, 06/12/29	100	103,768
VMware LLC
1.80%, 08/15/28	87	81,332
3.90%, 08/21/27	216	214,873
4.65%, 05/15/27	406	408,489
Workday Inc.
3.50%, 04/01/27	764	756,482
3.70%, 04/01/29	492	484,436
		35,988,527
Telecommunications — 1.4%
AT&T Inc.
1.65%, 02/01/28	1,560	1,471,888
2.30%, 06/01/27	60	58,112
3.80%, 02/15/27(a)	15	14,923
4.10%, 02/15/28(a)	555	554,388
4.25%, 03/01/27(a)	5	5,003
4.35%, 03/01/29	25	25,102
4.70%, 08/15/30(a)	575	583,366
British Telecommunications PLC, 5.13%, 12/04/28	1,150	1,178,468
Cisco Systems Inc.
4.75%, 02/24/30	500	513,181
4.85%, 02/26/29	40	41,080
Juniper Networks Inc., 3.75%, 08/15/29	320	312,703
Security	Par (000)	Value
Telecommunications (continued)
Nokia OYJ, 4.38%, 06/12/27(a)	$2,490	$2,472,158
Rogers Communications Inc.
2.90%, 11/15/26	811	796,723
3.20%, 03/15/27	552	543,192
5.00%, 02/15/29(a)	200	204,053
TELUS Corp.
2.80%, 02/16/27	194	189,996
3.70%, 09/15/27	165	163,369
T-Mobile USA Inc.
2.05%, 02/15/28	620	589,989
2.63%, 02/15/29	15	14,216
3.75%, 04/15/27	110	109,269
4.20%, 10/01/29	280	279,853
4.85%, 01/15/29	5	5,099
4.95%, 03/15/28	260	264,778
Verizon Communications Inc.
2.10%, 03/22/28(a)	1,386	1,319,116
3.00%, 03/22/27(a)	1,905	1,872,383
3.88%, 02/08/29	40	39,710
4.33%, 09/21/28(a)	653	657,328
Vodafone Group PLC, 4.38%, 05/30/28(a)	30	30,561
		14,310,007
Toys, Games & Hobbies — 0.3%
Hasbro Inc.
3.50%, 09/15/27	540	531,646
3.55%, 11/19/26	1,994	1,973,385
		2,505,031
Transportation — 1.6%
Canadian National Railway Co., 6.90%, 07/15/28	652	702,149
Canadian Pacific Railway Co., 4.80%, 03/30/30(a)	300	307,168
CH Robinson Worldwide Inc., 4.20%, 04/15/28(a)	3,383	3,385,256
CSX Corp.
2.40%, 02/15/30	200	185,903
3.25%, 06/01/27	40	39,458
3.80%, 03/01/28	80	79,586
4.25%, 03/15/29	135	135,542
JB Hunt Transport Services Inc., 4.90%, 03/15/30(a)	845	864,884
Norfolk Southern Corp., 3.15%, 06/01/27	25	24,617
Ryder System Inc.
1.75%, 09/01/26	1,031	1,004,505
2.85%, 03/01/27	165	161,701
2.90%, 12/01/26	2,194	2,155,745
4.30%, 06/15/27(a)	460	460,590
4.85%, 06/15/30(a)	175	178,342
4.90%, 12/01/29	85	86,706
4.95%, 09/01/29	644	658,330
5.00%, 03/15/30	510	522,062
5.25%, 06/01/28	55	56,496
5.30%, 03/15/27	165	167,425
5.38%, 03/15/29	1,532	1,584,021
5.50%, 06/01/29	677	705,461
5.65%, 03/01/28	145	149,989
6.30%, 12/01/28(a)	575	612,248
Union Pacific Corp.
2.15%, 02/05/27	50	48,722
2.40%, 02/05/30	1,010	940,801
3.00%, 04/15/27	25	24,591
3.70%, 03/01/29	85	83,957
3.95%, 09/10/28	190	189,813
6.63%, 02/01/29	170	183,371
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
United Parcel Service Inc., 2.40%, 11/15/26	$55	$53,965
		15,753,404
Trucking & Leasing — 0.4%
GATX Corp.
3.25%, 09/15/26	85	83,868
3.50%, 03/15/28	1,705	1,671,954
3.85%, 03/30/27	40	39,683
4.55%, 11/07/28	196	197,168
4.70%, 04/01/29	1,522	1,538,939
5.40%, 03/15/27	55	55,820
		3,587,432
Venture Capital — 0.0%
Hercules Capital Inc.
3.38%, 01/20/27(a)	285	278,412
6.00%, 06/16/30	100	101,482
		379,894
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	26	25,464
3.75%, 09/01/28	500	496,367
Essential Utilities Inc.
2.70%, 04/15/30	20	18,571
3.57%, 05/01/29	280	272,377
4.80%, 08/15/27	175	176,898
United Utilities PLC, 6.88%, 08/15/28	10	10,679
		1,000,356
Total Long-Term Investments — 98.3% (Cost: $985,384,446)		1,001,630,101
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	57,260,803	$57,289,433
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.26%(d)(e)	6,800,000	6,800,000
Total Short-Term Securities — 6.3% (Cost: $64,071,251)		64,089,433
Total Investments — 104.6% (Cost: $1,049,455,697)		1,065,719,534
Liabilities in Excess of Other Assets — (4.6)%		(47,177,650)
Net Assets — 100.0%		$1,018,541,884

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$53,277,598	$4,010,950 (a)	$—	$(1,496)	$2,381	$57,289,433	57,260,803	$55,055 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,130,000	3,670,000 (a)	—	—	—	6,800,000	6,800,000	56,339	—
				$(1,496)	$2,381	$64,089,433		$111,394	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,001,630,101	$—	$1,001,630,101
Short-Term Securities
Money Market Funds	64,089,433	—	—	64,089,433
	$64,089,433	$1,001,630,101	$—	$1,065,719,534
See notes to financial statements.
Schedule of Investments
22

Schedule of Investments (unaudited)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 5.07%, 04/15/27	$384	$384,071
American Express Credit Account Master Trust
4.65%, 07/15/29	1,200	1,215,970
4.51%, 04/15/32	100	102,006
AmeriCredit Automobile Receivables Trust, 5.38%, 06/18/29	1,130	1,151,412
BA Credit Card Trust, 4.31%, 05/15/30	1,250	1,264,163
Carmax Auto Owner Trust, 4.47%, 01/15/31	400	405,568
CarMax Auto Owner Trust, 4.65%, 01/16/29	1,000	1,005,270
Citibank Credit Card Issuance Trust, 6.15%, 06/15/39	100	110,023
Ford Credit Auto Lease Trust, 4.23%, 12/15/28	500	502,468
GM Financial Consumer Automobile Receivables Trust
4.47%, 02/16/28	594	595,348
5.28%, 10/16/29	850	867,318
Hyundai Auto Receivables Trust
4.32%, 10/15/29	1,000	1,006,455
4.40%, 04/15/31	500	504,513
John Deere Owner Trust, 4.06%, 06/15/29	1,430	1,430,991
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	400	406,279
Santander Drive Auto Receivables Trust
5.23%, 12/15/28	210	211,206
4.67%, 08/15/29	500	503,445
Toyota Auto Receivables Owner Trust
4.34%, 11/15/29	100	100,736
4.42%, 08/15/28	250	251,084
Verizon Master Trust, 4.17%, 08/20/30	1,200	1,205,088
Volkswagen Auto Lease Trust, 4.50%, 06/20/28	250	252,332
WF Card Issuance Trust, 4.29%, 10/15/29	1,600	1,613,310
World Omni Auto Receivables Trust, 4.34%, 09/16/30	500	504,322
Total Asset-Backed Securities — 0.4% (Cost: $15,471,415)		15,593,378
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.1%
Bank
3.46%, 01/15/63(a)	200	175,618
Series 2017-BNK5, Class A4, 3.13%, 06/15/60	827	810,204
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK33.88%, 02/15/50(a)	500	485,039
Bank5, 5.88%, 08/15/57	500	525,919
BANK5 2023-5YR4, 6.50%, 12/15/56	433	457,810
BANK5 2025-5YR16, 5.28%, 08/15/63	500	517,840
BBCMS Mortgage Trust
2.69%, 11/15/54	1,000	891,399
5.83%, 11/15/57(a)	250	257,304
6.00%, 09/15/56(a)	2,000	2,154,121
6.35%, 12/15/55(a)	100	104,518
Series 2018-C2, Class A5, 4.31%, 12/15/51	500	500,761
Series 2020-C7, Class A5, 2.04%, 04/15/53	296	264,495
BBCMS Trust, 2.27%, 07/15/54	250	235,491
Benchmark Mortgage Trust
1.93%, 07/15/53	500	441,802
2.64%, 11/15/54(a)	250	202,996
3.93%, 03/15/52	1,002	996,043
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.33%, 02/15/58	$500	$510,089
5.36%, 05/15/55	250	254,851
6.06%, 08/15/57(a)	500	520,930
6.09%, 04/15/57(a)	250	261,752
6.79%, 03/15/57	500	525,475
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	145	144,707
Series 2018-B6, Class AAB, 4.17%, 10/10/51	150	149,690
Series 2019-B11, Class A4, 3.28%, 05/15/52	100	96,604
Series 2020-B21, Class A4, 1.70%, 12/17/53	1,200	1,062,566
Series 2020-B21, Class A5, 1.98%, 12/17/53	800	704,942
BMO Mortgage Trust
4.97%, 07/15/54(a)	491	494,266
5.58%, 05/15/58	200	208,785
5.74%, 02/15/57	1,000	1,039,535
5.88%, 09/15/57(a)	200	201,496
5.89%, 11/15/57(a)	303	313,920
6.41%, 11/15/57(a)	928	963,872
CD Mortgage Trust
3.35%, 11/10/49	748	742,437
3.91%, 11/13/50(a)	100	94,540
Citigroup Commercial Mortgage Trust
4.05%, 12/15/72(a)	200	182,223
Series 2019-C7, Class A4, 3.10%, 12/15/72	500	474,104
CSAIL Commercial Mortgage Trust
4.05%, 03/15/52	200	197,490
4.45%, 04/15/51(a)	400	389,983
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	250	244,372
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	1,000	966,117
3.78%, 11/25/32(a)	2,000	1,932,515
4.43%, 02/25/33(a)	2,400	2,412,167
4.57%, 12/25/28	400	406,310
4.65%, 08/25/28(a)	1,000	1,016,490
4.76%, 10/25/34	900	916,166
5.40%, 01/25/29	5,000	5,208,670
5.40%, 01/25/29	1,000	1,039,158
Federal National Mortgage Association-ACES
1.32%, 05/25/30	244	219,231
2.40%, 11/25/31	500	450,581
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49	100	98,299
JPMCC Commercial Mortgage Securities Trust, 3.28%, 07/15/50	475	470,818
Morgan Stanley BAML Trust, 5.64%, 03/15/58	185	193,918
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A5, 3.10%, 11/15/49	500	490,211
Morgan Stanley Capital I Trust, 2.75%, 06/15/54(a)	1,000	877,116
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56	2,000	2,121,598
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48	26	25,594
UBS Commercial Mortgage Trust
4.03%, 08/15/51	2,000	1,982,079
4.67%, 12/15/51(a)	250	245,574
Series 2018-C12, Class ASB, 4.19%, 08/15/51	235	233,257
Wells Fargo Commercial Mortgage Trust
4.15%, 03/15/51(a)	500	490,287
5.92%, 11/15/57(a)	500	527,902
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.23%, 01/15/58(a)	$500	$512,068
Class A4, 2.34%, 08/15/54	460	407,181
Class ASB, 4.17%, 05/15/51	533	530,859
Series 2019-C51, Class A4, 3.31%, 06/15/52	2,000	1,895,792
Series 2019-C54, Class A4, 3.15%, 12/15/52	1,000	950,462
Series 2020-C56, Class A5, 2.45%, 06/15/53	130	119,704
		45,540,113
Total Collateralized Mortgage Obligations — 1.1% (Cost: $45,897,522)		45,540,113
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
5.38%, 06/15/33	167	169,405
5.40%, 10/01/48	275	250,394
		419,799
Aerospace & Defense — 0.2%
Embraer Netherlands Finance BV, 5.98%, 02/11/35	5	5,190
Hexcel Corp., 4.20%, 02/15/27	695	690,058
Howmet Aerospace Inc., 5.95%, 02/01/37	35	37,358
L3Harris Technologies Inc., 5.50%, 08/15/54	50	48,025
Northrop Grumman Corp.
4.90%, 06/01/34	555	555,844
4.95%, 03/15/53	350	310,974
5.20%, 06/01/54	565	520,103
RTX Corp.
1.90%, 09/01/31	45	38,945
2.25%, 07/01/30	709	647,749
2.38%, 03/15/32	35	30,638
3.13%, 05/04/27	282	277,636
3.13%, 07/01/50	236	154,974
3.75%, 11/01/46	282	214,607
4.05%, 05/04/47	287	228,389
4.13%, 11/16/28	431	431,278
4.15%, 05/15/45	220	180,392
4.35%, 04/15/47	337	280,190
4.45%, 11/16/38	325	300,682
4.50%, 06/01/42	408	359,770
4.63%, 11/16/48	244	209,713
4.70%, 12/15/41	122	110,950
4.80%, 12/15/43	200	180,635
4.88%, 10/15/40	205	193,724
5.38%, 02/27/53	95	89,734
5.40%, 05/01/35	145	150,048
5.70%, 04/15/40	5	5,205
6.00%, 03/15/31	20	21,605
6.05%, 06/01/36	85	91,975
6.10%, 03/15/34	35	37,989
6.13%, 07/15/38	250	270,738
6.40%, 03/15/54	60	64,919
7.50%, 09/15/29	45	50,386
		6,790,423
Agriculture — 0.1%
Archer-Daniels-Midland Co.
2.70%, 09/15/51	125	75,203
2.90%, 03/01/32	50	45,467
3.25%, 03/27/30	288	276,953
3.75%, 09/15/47	164	124,269
Security	Par (000)	Value
Agriculture (continued)
4.02%, 04/16/43	$33	$27,353
4.50%, 08/15/33	165	162,993
4.50%, 03/15/49	95	80,232
4.54%, 03/26/42	62	54,926
5.38%, 09/15/35	60	62,887
5.94%, 10/01/32	252	272,882
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	1,770	1,617,456
3.75%, 09/25/27	959	952,165
4.10%, 01/07/28	505	504,820
4.20%, 09/17/29	155	154,286
4.55%, 08/04/30	100	100,538
4.65%, 09/17/34	125	121,751
5.15%, 08/04/35	1,100	1,103,149
		5,737,330
Apparel — 0.0%
Tapestry Inc.
4.13%, 07/15/27	92	91,599
5.10%, 03/11/30	25	25,544
		117,143
Auto Manufacturers — 0.3%
American Honda Finance Corp.
1.80%, 01/13/31	550	479,580
2.00%, 03/24/28	310	293,919
2.25%, 01/12/29	440	412,762
3.50%, 02/15/28	50	49,312
4.45%, 10/22/27	175	176,206
4.60%, 04/17/30	115	116,109
4.70%, 01/12/28	30	30,392
4.85%, 10/23/31	60	60,784
4.90%, 07/09/27	100	101,342
4.90%, 01/10/34(b)	325	324,378
5.05%, 07/10/31	10	10,263
Cummins Inc.
1.50%, 09/01/30	1,104	974,812
2.60%, 09/01/50	540	318,536
4.25%, 05/09/28	50	50,403
4.70%, 02/15/31	100	101,534
4.88%, 10/01/43	427	401,660
4.90%, 02/20/29	170	174,675
5.15%, 02/20/34	1,075	1,101,302
5.30%, 05/09/35	100	102,142
5.45%, 02/20/54	3,565	3,448,815
General Motors Co.
5.00%, 04/01/35	135	128,972
5.15%, 04/01/38	165	154,271
5.20%, 04/01/45	294	256,238
5.40%, 04/01/48(b)	120	105,510
5.95%, 04/01/49	190	178,366
6.25%, 10/02/43	195	192,463
6.60%, 04/01/36	251	266,155
6.75%, 04/01/46	189	195,749
General Motors Financial Co. Inc.
2.35%, 01/08/31	110	96,880
2.40%, 10/15/28	50	47,159
2.70%, 06/10/31	340	301,649
3.10%, 01/12/32	200	177,848
3.60%, 06/21/30	135	128,192
4.30%, 04/06/29	170	168,203
5.65%, 01/17/29	50	51,552
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.85%, 04/06/30	$25	$26,123
5.95%, 04/04/34	5	5,125
6.40%, 01/09/33	345	365,471
Honda Motor Co. Ltd., 2.97%, 03/10/32	235	212,142
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	302	360,907
		12,147,901
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	529	318,617
3.25%, 03/01/32	245	222,056
4.15%, 05/01/52	335	242,025
4.35%, 03/15/29	295	293,815
4.40%, 10/01/46	74	57,019
5.40%, 03/15/49(b)	132	115,314
5.75%, 09/13/54	215	195,686
BorgWarner Inc.
4.38%, 03/15/45	111	92,252
5.40%, 08/15/34	35	35,616
Lear Corp.
3.50%, 05/30/30	184	175,576
3.55%, 01/15/52	145	94,583
3.80%, 09/15/27	146	144,587
4.25%, 05/15/29	287	284,924
5.25%, 05/15/49(b)	142	124,619
		2,396,689
Banks — 5.1%
Banco Bilbao Vizcaya Argentaria SA
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)	265	278,031
7.88%, 11/15/34, (1-year CMT + 3.300%)(a)	45	51,769
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)	355	345,244
2.75%, 12/03/30	230	207,350
2.96%, 03/25/31	280	258,661
3.23%, 11/22/32, (1-year CMT + 1.600%)(a)	235	213,142
3.49%, 05/28/30	10	9,616
3.80%, 02/23/28	40	39,581
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)	845	843,439
4.38%, 04/12/28	595	597,418
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)	30	31,120
6.03%, 01/17/35	50	53,084
6.35%, 03/14/34	400	424,022
6.61%, 11/07/28	10	10,703
6.92%, 08/08/33	470	517,269
6.94%, 11/07/33	85	96,454
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(a)	105	93,346
1.92%, 10/24/31, (1-day SOFR + 1.370%)(a)	395	348,762
2.09%, 06/14/29, (1-day SOFR + 1.060%)(a)	180	170,045
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)	240	211,743
2.48%, 09/21/36, (5-year CMT + 1.200%)(a)	510	440,862
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(a)	333	307,414
2.55%, 02/04/28, (1-day SOFR + 1.050%)(a)	90	87,876
2.57%, 10/20/32, (1-day SOFR + 1.210%)(a)	160	142,774
2.59%, 04/29/31, (1-day SOFR + 2.150%)(a)	384	355,136
2.68%, 06/19/41, (1-day SOFR + 1.930%)(a)	200	143,899
2.69%, 04/22/32, (1-day SOFR + 1.320%)(a)	475	430,840
2.83%, 10/24/51, (1-day SOFR + 1.880%)(a)	394	244,568
Security	Par (000)	Value
Banks (continued)
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(a)	$93	$87,940
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)	532	480,330
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)	632	405,488
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(a)	215	206,398
3.25%, 10/21/27	385	379,223
3.31%, 04/22/42, (1-day SOFR + 1.580%)(a)	245	188,382
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(a)	460	451,861
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(a)	105	103,847
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(a)	75	74,381
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(a)	240	238,569
3.85%, 03/08/37, (5-year CMT + 2.000%)(a)	445	410,809
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(a)	246	192,733
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(a)	365	362,762
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(a)	311	308,384
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(a)	190	166,221
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(a)	1,056	831,134
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(a)	685	626,529
4.25%, 10/22/26	247	246,982
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(a)	445	446,107
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(a)	548	450,067
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)	95	95,211
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(a)	610	519,654
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)	900	890,756
4.88%, 04/01/44	396	366,619
4.95%, 07/22/28, (1-day SOFR + 2.040%)(a)	210	212,809
5.00%, 01/21/44	558	528,178
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)	735	746,326
5.20%, 04/25/29, (1-day SOFR + 1.630%)(a)	255	261,408
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	805	825,082
5.43%, 08/15/35, (1-day SOFR +1.913%)(a)	70	70,494
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)	220	227,175
5.52%, 10/25/35, (1-day SOFR + 1.738%)(a)	225	226,899
5.74%, 02/12/36, (1-day SOFR + 1.697%)(a)	45	46,112
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)	275	291,652
5.88%, 02/07/42	279	291,378
6.11%, 01/29/37	575	610,817
6.20%, 11/10/28, (1-day SOFR + 1.990%)(a)	130	135,433
6.22%, 09/15/26	135	137,536
7.75%, 05/14/38	475	571,037
Series L, 4.18%, 11/25/27	330	329,778
Series L, 4.75%, 04/21/45	50	44,115
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)	205	186,243
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)	435	308,175
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of Montreal
1.25%, 09/15/26	$150	$145,643
2.65%, 03/08/27	65	63,728
3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	20	17,635
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	1,135	1,112,070
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(a)	160	163,184
5.51%, 06/04/31	75	78,870
5.72%, 09/25/28	75	78,418
Series H, 4.70%, 09/14/27	145	146,701
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27	195	190,054
2.50%, 01/26/32(b)	115	102,676
3.00%, 10/30/28	439	424,834
3.25%, 05/16/27	197	194,874
3.30%, 08/23/29	700	677,858
3.40%, 01/29/28	435	429,940
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(a)	899	891,407
3.85%, 04/28/28	675	676,050
3.85%, 04/26/29	120	119,643
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)	95	94,898
4.29%, 06/13/33, (1-day SOFR + 1.418%)(a)	30	29,307
4.44%, 06/09/28, (1-day SOFR + 0.680%)(a)	55	55,325
4.54%, 02/01/29, (1-day SOFR + 1.169%)(a)	90	91,086
4.71%, 02/01/34, (1-day SOFR + 1.512%)(a)	135	134,517
4.94%, 02/11/31, (1-day SOFR + 0.887%)(a)	125	128,393
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	85	85,881
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	100	102,964
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	215	219,004
5.23%, 11/20/35, (1-day SOFR + 1.253%)(a)	145	147,958
5.32%, 06/06/36, (1-day SOFR + 1.350%)(a)	125	127,948
5.61%, 07/21/39, (1-day SOFR + 1.770%)(a)	40	41,349
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(a)	35	37,410
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	215	237,663
Series J, 1.90%, 01/25/29	150	140,169
Bank of Nova Scotia (The)
1.30%, 09/15/26	305	296,332
1.95%, 02/02/27	510	496,199
2.15%, 08/01/31	1,505	1,329,997
2.45%, 02/02/32	275	241,470
2.95%, 03/11/27	1,120	1,102,180
4.40%, 09/08/28, (1-day SOFR + 1.000%)(a)	185	185,851
4.59%, 05/04/37, (5-year CMT + 2.050%)(a)	7,455	7,151,360
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)	120	121,208
4.85%, 02/01/30	420	429,352
4.93%, 02/14/29, (1-day SOFR + 0.890%)(a)	205	208,467
5.13%, 02/14/31, (1-day SOFR + 1.070%)(a)	350	359,892
5.25%, 06/12/28	50	51,658
5.35%, 12/07/26	315	319,530
5.40%, 06/04/27	1,395	1,427,774
5.45%, 08/01/29	330	344,296
5.65%, 02/01/34	95	100,092
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)	545	531,476
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)	130	119,027
2.67%, 03/10/32, (1-year CMT + 1.200%)(a)	295	265,736
2.89%, 11/24/32, (1-year CMT + 1.300%)(a)	660	590,791
3.56%, 09/23/35, (5-year CMT + 2.900%)(a)	285	265,856
Security	Par (000)	Value
Banks (continued)
4.34%, 01/10/28	$275	$275,141
4.48%, 11/11/29, (1-day SOFR + 1.080%)(a)	400	400,742
4.84%, 05/09/28	555	557,412
4.95%, 01/10/47	470	421,068
4.97%, 05/16/29(a)	450	456,677
5.09%, 02/25/29, (1-day SOFR + 0.960%)(a)	400	406,883
5.09%, 06/20/30(a)	465	471,290
5.25%, 08/17/45	115	107,457
5.34%, 09/10/35, (1-day SOFR + 1.910%)(a)	275	275,300
5.37%, 02/25/31, (1-day SOFR + 1.230%)(a)	400	412,543
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)	375	382,907
5.69%, 03/12/30, (1-day SOFR + 1.740%)(a)	300	312,061
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)	45	46,990
5.79%, 02/25/36, (1-day SOFR + 1.590%)(a)	510	525,649
5.86%, 08/11/46, (1-day SOFR + 1.830%)(a)	400	397,022
6.04%, 03/12/55, (1-day SOFR + 2.420%)(a)	200	203,813
6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)	200	213,317
6.69%, 09/13/34, (1-day SOFR + 2.620%)(a)	225	246,656
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)	295	326,033
7.44%, 11/02/33, (1-year CMT + 3.500%)(a)	240	273,803
BPCE SA, 3.38%, 12/02/26	1,020	1,010,725
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	125	117,535
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)	125	125,295
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)	125	126,303
4.86%, 01/13/28, (1-day SOFR + 0.720%)(a)	25	25,209
4.86%, 03/30/29, (1-day SOFR + 1.030%)(a)	50	50,735
5.00%, 04/28/28	370	378,386
5.24%, 06/28/27	155	158,006
5.25%, 01/13/31, (1-day SOFR + 1.105%)(a)	25	25,799
5.26%, 04/08/29	165	170,716
5.93%, 10/02/26	25	25,462
5.99%, 10/03/28	165	173,672
6.09%, 10/03/33	595	641,800
Capital One NA
2.70%, 02/06/30	225	210,755
4.65%, 09/13/28	485	490,585
Citigroup Inc.
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)	245	220,012
2.57%, 06/03/31, (1-day SOFR + 2.107%)(a)	350	321,318
2.67%, 01/29/31, (1-day SOFR + 1.146%)(a)	307	284,725
2.98%, 11/05/30, (1-day SOFR + 1.422%)(a)	310	293,001
3.06%, 01/25/33, (1-day SOFR + 1.351%)(a)	115	103,843
3.07%, 02/24/28, (1-day SOFR + 1.280%)(a)	365	358,497
3.20%, 10/21/26	180	177,980
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(a)	140	137,845
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(a)	120	118,643
3.79%, 03/17/33, (1-day SOFR + 1.939%)(a)	557	523,958
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(a)	565	488,971
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(a)	165	164,047
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(a)	170	167,874
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)	146	145,379
4.13%, 07/25/28	281	280,576
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(a)	269	221,472
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.30%, 11/20/26	$85	$85,056
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)	350	349,087
4.45%, 09/29/27	642	643,764
4.65%, 07/30/45	404	353,471
4.65%, 07/23/48	715	617,902
4.66%, 05/24/28, (1-day SOFR + 1.887%)(a)	25	25,148
4.75%, 05/18/46	140	121,453
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)	65	65,226
5.17%, 02/13/30, (1-day SOFR + 1.364%)(a)	70	71,835
5.30%, 05/06/44	236	223,931
5.32%, 03/26/41, (1-day SOFR + 4.548%)(a)	380	371,559
5.41%, 09/19/39, (5-year CMT + 1.730%)(a)	25	24,741
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)	215	220,650
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)	480	492,353
5.88%, 02/22/33	276	290,466
5.88%, 01/30/42	385	398,750
6.00%, 10/31/33	207	220,517
6.02%, 01/24/36, (1-day SOFR + 1.830%)(a)	65	67,075
6.13%, 08/25/36	70	73,470
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	555	584,285
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)	280	303,493
6.63%, 01/15/28	338	358,365
6.63%, 06/15/32	512	564,281
6.68%, 09/13/43	186	205,676
8.13%, 07/15/39	639	805,108
Citizens Financial Group Inc.
2.50%, 02/06/30	155	142,277
3.25%, 04/30/30	25	23,637
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)	205	206,014
6.65%, 04/25/35, (1-day SOFR + 2.325%)(a)	25	27,180
Comerica Inc., 4.00%, 02/01/29	359	354,264
Cooperatieve Rabobank UA
5.25%, 05/24/41	81	79,902
5.25%, 08/04/45	152	141,663
5.75%, 12/01/43	262	261,973
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.219%)(a)	480	468,190
2.55%, 01/07/28, (1-day SOFR + 1.318%)(a)	525	512,836
3.04%, 05/28/32, (1-day SOFR + 1.718%)(a)	470	428,555
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)	690	654,600
3.73%, 01/14/32, (1-day SOFR + 2.757%)(a)	10	9,360
3.74%, 01/07/33, (1-day SOFR + 2.257%)(a)	35	32,040
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(a)	90	89,626
4.95%, 08/04/31, (1-day SOFR + 1.300%)(a)	215	216,737
5.00%, 09/11/30, (1-day SOFR + 1.700%)(a)	335	340,621
5.30%, 05/09/31, (1-day SOFR + 1.720%)(a)	150	153,661
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)	415	417,350
5.88%, 07/08/31, (1-day SOFR + 5.438%)(a)	5	5,175
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)	215	226,124
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)	315	337,611
7.08%, 02/10/34, (1-day SOFR + 3.650%)(a)	200	217,233
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.210%)(a)	150	153,262
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)	15	14,506
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(a)	20	20,879
8.25%, 03/01/38	201	246,204
First Horizon Bank, 5.75%, 05/01/30	90	92,510
Goldman Sachs Capital I, 6.35%, 02/15/34	365	387,505
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)	$545	$529,667
1.95%, 10/21/27, (1-day SOFR + 0.913%)(a)	295	287,165
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)	280	245,819
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)	415	367,501
2.60%, 02/07/30	72	67,312
2.62%, 04/22/32, (1-day SOFR + 1.281%)(a)	392	353,799
2.64%, 02/24/28, (1-day SOFR + 1.114%)(a)	340	331,826
2.65%, 10/21/32, (1-day SOFR + 1.264%)(a)	360	321,460
2.91%, 07/21/42, (1-day SOFR + 1.472%)(a)	125	89,735
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)	670	609,481
3.21%, 04/22/42, (1-day SOFR + 1.513%)(a)	272	204,375
3.44%, 02/24/43, (1-day SOFR + 1.632%)(a)	80	61,215
3.50%, 11/16/26	30	29,752
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(a)	342	338,740
3.80%, 03/15/30	90	88,461
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(a)	562	556,188
3.85%, 01/26/27	457	454,947
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(a)	745	655,115
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(a)	730	730,108
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(a)	529	480,409
4.69%, 10/23/30, (1-day SOFR + 1.135%)(a)	15	15,167
4.75%, 10/21/45	611	542,166
4.80%, 07/08/44	525	471,932
5.02%, 10/23/35, (1-day SOFR + 1.420%)(a)	430	427,272
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)	230	235,427
5.15%, 05/22/45	39	35,545
5.21%, 01/28/31, (1-day SOFR + 1.078%)(a)	205	211,152
5.22%, 04/23/31, (1-day SOFR + 1.580%)(a)	250	258,121
5.33%, 07/23/35, (1-day SOFR + 1.550%)(a)	645	656,294
5.54%, 01/28/36, (1-day SOFR + 1.380%)(a)	365	376,443
5.73%, 04/25/30, (1-day SOFR +1.265%)(a)	40	41,845
5.73%, 01/28/56, (1-day SOFR + 1.696%)(a)	330	329,136
5.85%, 04/25/35, (1-day SOFR + 1.552%)(a)	35	36,945
5.95%, 01/15/27	155	158,753
6.13%, 02/15/33	690	756,036
6.25%, 02/01/41	525	563,566
6.45%, 05/01/36	249	270,996
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)	210	233,093
6.75%, 10/01/37	691	766,953
HSBC Bank USA NA/New York
5.63%, 08/15/35	15	15,618
5.88%, 11/01/34	365	387,958
7.00%, 01/15/39	650	759,512
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)	335	315,560
2.25%, 11/22/27, (1-day SOFR + 1.100%)(a)	25	24,384
2.36%, 08/18/31, (1-day SOFR + 1.947%)(a)	185	166,959
2.80%, 05/24/32, (1-day SOFR + 1.187%)(a)	775	699,574
2.85%, 06/04/31, (1-day SOFR + 2.387%)(a)	295	273,421
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)	120	107,906
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(a)	935	919,896
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(a)	605	602,689
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)	$620	$623,971
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)	430	433,161
4.76%, 03/29/33, (1-day SOFR + 2.530%)(a)	25	24,666
4.90%, 03/03/29, (1-day SOFR + 1.030%)(a)	205	207,739
4.95%, 03/31/30	650	665,546
5.13%, 03/03/31, (1-day SOFR + 1.290%)(a)	200	204,785
5.24%, 05/13/31, (1-day SOFR + 1.570%)(a)	200	205,546
5.29%, 11/19/30, (1-day SOFR + 1.290%)(a)	200	206,032
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)	30	30,936
5.45%, 03/03/36, (1-day SOFR + 1.560%)(a)	220	223,602
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)	265	277,352
5.73%, 05/17/32, (1-day SOFR + 1.520%)(a)	15	15,741
5.79%, 05/13/36, (1-day SOFR + 1.880%)(a)	200	208,010
5.87%, 11/18/35, (1-day SOFR + 1.900%)(a)	5	5,126
6.10%, 01/14/42	570	607,314
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)	290	313,068
6.50%, 05/02/36	375	404,338
6.50%, 09/15/37	395	425,427
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)	390	417,517
6.80%, 06/01/38	5	5,546
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)	200	212,540
7.40%, 11/13/34, (1-day SOFR + 3.020%)(a)	235	264,796
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)	200	232,671
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	145	123,421
2.55%, 02/04/30	514	475,573
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)	65	65,190
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)	182	182,135
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)	25	25,772
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)	20	20,667
Huntington National Bank (The), 4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(a)	100	100,532
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)	485	442,485
3.95%, 03/29/27	940	936,152
4.05%, 04/09/29	205	203,574
4.25%, 03/28/33, (1-day SOFR + 2.070%)(a)	200	194,092
4.55%, 10/02/28	275	277,737
4.86%, 03/25/29, (1-day SOFR + 1.010%)(a)	200	202,693
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(a)	210	215,016
5.53%, 03/25/36, (1-day SOFR + 1.610%)(a)	10	10,237
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)	440	452,693
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)	80	85,521
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(a)	80	77,712
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(a)	60	52,686
1.95%, 02/04/32, (1-day SOFR + 1.065%)(a)	145	127,565
2.52%, 04/22/31, (1-day SOFR + 2.040%)(a)	240	221,735
2.55%, 11/08/32, (1-day SOFR + 1.180%)(a)	270	240,715
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(a)	207	187,229
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(a)	281	264,758
2.95%, 10/01/26	35	34,609
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(a)	75	69,944
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)	570	516,884
Security	Par (000)	Value
Banks (continued)
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(a)	$238	$183,277
3.11%, 04/22/51, (1-day SOFR + 2.440%)(a)	708	472,898
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)	670	463,323
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(a)	247	243,289
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(a)	275	271,958
3.63%, 12/01/27	90	89,151
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)	150	147,096
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(a)	130	129,213
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(a)	583	515,206
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(a)	411	323,165
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(a)	576	458,135
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(a)	297	295,643
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(a)	360	289,032
4.13%, 12/15/26	54	54,016
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(a)	490	490,520
4.25%, 10/01/27	210	211,340
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(a)	549	459,052
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)	669	674,015
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)	292	294,127
4.59%, 04/26/33, (1-day SOFR + 1.800%)(a)	622	618,746
4.85%, 02/01/44	321	296,806
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)	1,090	1,104,738
4.95%, 10/22/35, (1-day SOFR + 1.340%)(a)	520	517,130
4.95%, 06/01/45	242	221,299
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)	540	550,794
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)	230	236,895
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)	285	292,647
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	555	573,207
5.40%, 01/06/42	385	384,368
5.50%, 01/24/36, (1-day SOFR + 1.315%)(a)	505	521,575
5.50%, 10/15/40	400	407,651
5.57%, 04/22/36, (1-day SOFR + 1.680%)(a)	190	197,601
5.60%, 07/15/41	465	476,238
5.63%, 08/16/43	5	5,040
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)	545	570,652
5.77%, 04/22/35, (1-day SOFR + 1.490%)(a)	205	216,586
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)	485	529,674
6.40%, 05/15/38	570	636,504
8.75%, 09/01/30	680	810,898
KeyBank NA/Cleveland OH
3.90%, 04/13/29	87	84,850
4.90%, 08/08/32	90	88,336
6.95%, 02/01/28	80	84,458
KeyCorp
2.25%, 04/06/27	120	116,246
2.55%, 10/01/29	335	313,271
4.10%, 04/30/28	150	149,646
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	$1,113	$704,685
0.00%, 06/29/37(b)(c)	825	492,385
0.75%, 09/30/30	1,365	1,178,224
1.00%, 10/01/26	1,380	1,338,610
1.75%, 09/14/29	1,011	939,400
2.88%, 04/03/28	2,577	2,530,723
3.00%, 05/20/27	225	222,360
3.75%, 02/15/28	1,760	1,765,750
3.75%, 07/15/30	120	120,155
4.63%, 03/18/30	255	264,839
Landwirtschaftliche Rentenbank, Series 37, 2.50%, 11/15/27	195	190,134
Lloyds Banking Group PLC
3.57%, 11/07/28(a)	305	300,237
3.75%, 01/11/27	290	288,401
4.34%, 01/09/48	325	261,212
4.38%, 03/22/28	230	230,903
4.55%, 08/16/28	805	813,394
4.82%, 06/13/29, (1-year CMT + 0.830%)(a)	200	202,789
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)	105	105,238
5.30%, 12/01/45	160	149,780
5.59%, 11/26/35, (1-year CMT + 1.200%)(a)	335	343,722
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)	300	311,106
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)	200	209,212
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)	305	316,545
6.07%, 06/13/36, (1-year CMT + 1.600%)(a)	220	227,633
7.95%, 11/15/33, (1-year CMT + 3.750%)(a)	455	524,934
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27, (1-year CMT + 0.670%)(a)	150	145,665
2.31%, 07/20/32, (1-year CMT + 0.950%)(a)	230	203,330
2.34%, 01/19/28, (1-year CMT + 0.830%)(a)	195	189,900
2.49%, 10/13/32, (1-year CMT + 0.970%)(a)	160	142,261
2.56%, 02/25/30	5	4,645
2.76%, 09/13/26	330	325,274
2.85%, 01/19/33, (1-year CMT + 1.100%)(a)	400	358,520
3.20%, 07/18/29	255	245,253
3.29%, 07/25/27	175	172,638
3.68%, 02/22/27	90	89,511
3.74%, 03/07/29	175	172,997
3.75%, 07/18/39	365	316,482
4.05%, 09/11/28	115	115,141
4.08%, 04/19/28, (1-year CMT + 1.300%)(a)	5	4,989
4.15%, 03/07/39(b)	159	147,814
4.29%, 07/26/38	190	179,027
4.32%, 04/19/33, (1-year CMT + 1.550%)(a)	35	34,096
5.13%, 07/20/33, (1-year CMT + 2.125%)(a)	140	142,776
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	205	210,200
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)	110	114,438
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)	385	395,878
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)	120	125,043
5.47%, 09/13/33, (1-year CMT + 2.125%)(a)	5	5,206
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(a)	40	35,480
2.17%, 05/22/32, (1-year CMT + 0.870%)(a)	285	250,311
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(a)	15	13,505
2.26%, 07/09/32, (1-year CMT + 0.900%)(a)	265	232,980
2.56%, 09/13/31	230	203,473
Security	Par (000)	Value
Banks (continued)
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(a)	$202	$185,912
2.84%, 09/13/26	20	19,726
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(a)	110	103,835
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(a)	237	226,692
3.17%, 09/11/27	60	58,918
3.26%, 05/22/30, (1-year CMT + 1.250%)(a)	10	9,629
3.66%, 02/28/27	90	89,383
4.02%, 03/05/28	260	259,790
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)	364	364,123
4.71%, 07/08/31, (1-year CMT + 0.920%)(a)	400	404,149
5.32%, 07/08/36, (1-year CMT + 1.070%)(a)	415	422,151
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)	200	207,034
5.42%, 05/13/36, (1-year CMT + 0.980%)(a)	40	41,043
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)	200	207,971
5.59%, 07/10/35, (1-year CMT + 1.300%)(a)	200	207,865
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)	110	114,081
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)	200	209,867
5.75%, 05/27/34, (1-year CMT + 1.800%)(a)	135	142,086
5.75%, 07/06/34, (1-year CMT + 1.900%)(a)	225	236,867
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	295	307,152
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)	540	468,374
1.93%, 04/28/32, (1-day SOFR + 1.020%)(a)	185	160,534
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)	505	443,545
2.48%, 01/21/28, (1-day SOFR + 1.000%)(a)	210	204,953
2.48%, 09/16/36, (1-day SOFR + 1.360%)(a)	110	95,285
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)	420	372,569
2.70%, 01/22/31, (1-day SOFR + 1.143%)(a)	277	258,043
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)	440	270,792
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)	250	225,299
3.59%, 07/22/28(a)	652	644,034
3.62%, 04/01/31, (1-day SOFR + 3.120%)(a)	374	361,715
3.63%, 01/20/27	570	567,017
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(a)	629	622,545
3.95%, 04/23/27	510	508,185
3.97%, 07/22/38(a)	800	706,636
4.21%, 04/20/28, (1-day SOFR + 1.610%)(a)	20	19,994
4.30%, 01/27/45	820	699,620
4.35%, 09/08/26	375	375,444
4.38%, 01/22/47	592	503,746
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)	287	288,257
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(a)	635	591,511
4.65%, 10/18/30, (1-day SOFR + 1.100%)(a)	255	257,453
4.89%, 07/20/33, (1-day SOFR + 2.076%)(a)	45	45,411
5.04%, 07/19/30, (1-day SOFR + 1.215%)(a)	110	112,700
5.12%, 02/01/29, (1-day SOFR + 1.730%)(a)	130	132,742
5.16%, 04/20/29, (1-day SOFR + 1.590%)(a)	365	373,217
5.19%, 04/17/31, (1-day SOFR + 1.510%)(a)	250	257,767
5.23%, 01/15/31, (1-day SOFR + 1.108%)(a)	185	190,883
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	285	291,076
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)	410	412,461
5.32%, 07/19/35, (1-day SOFR + 1.555%)(a)	260	264,896
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)	365	376,745
5.45%, 07/20/29, (1-day SOFR + 1.630%)(a)	115	118,703
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)	$205	$211,457
5.52%, 11/19/55, (1-day SOFR + 1.710%)(a)	280	272,549
5.59%, 01/18/36, (1-day SOFR + 1.418%)(a)	205	211,933
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)	318	313,282
5.66%, 04/18/30, (1-day SOFR + 1.260%)(a)	25	26,088
5.66%, 04/17/36, (1-day SOFR + 1.757%)(a)	140	145,705
5.83%, 04/19/35, (1-day SOFR + 1.580%)(a)	595	627,267
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)	420	436,315
5.95%, 01/19/38, (5-year CMT + 2.430%)(a)	425	441,569
6.30%, 10/18/28, (1-day SOFR + 2.240%)(a)	325	338,755
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)	305	333,253
6.38%, 07/24/42	596	654,766
6.41%, 11/01/29, (1-day SOFR + 1.830%)(a)	75	79,686
6.63%, 11/01/34, (1-day SOFR + 2.050%)(a)	135	149,741
7.25%, 04/01/32	800	921,824
Series ., 4.99%, 04/12/29, (1-day SOFR + 1.380%)(a)	30	30,556
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(a)	250	250,257
5.02%, 01/12/29, (1-day SOFR + 0.906%)(a)	250	254,438
5.88%, 10/30/26	250	254,917
National Bank of Canada
4.50%, 10/10/29	3,305	3,325,244
4.95%, 02/01/28, (1-day SOFR + 0.795%)(a)	260	262,496
5.60%, 12/18/28	2,873	2,993,955
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.350%)(a)	445	404,796
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)	100	98,094
4.45%, 05/08/30(a)	694	695,642
4.89%, 05/18/29(a)	540	548,473
5.08%, 01/27/30(a)	935	955,450
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)	200	203,716
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)	260	271,657
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)	205	214,123
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)	220	230,977
Northern Trust Corp.
3.15%, 05/03/29	1,066	1,034,444
3.38%, 05/08/32(a)	125	122,187
3.65%, 08/03/28	544	540,095
6.13%, 11/02/32	50	54,431
PNC Bank N.A., 4.43%, 07/21/28, (1-day SOFR + 0.727%)(a)	250	250,895
PNC Bank NA
3.10%, 10/25/27	255	250,270
3.25%, 01/22/28	215	211,658
4.05%, 07/26/28	250	249,162
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	40	35,574
2.55%, 01/22/30	435	406,306
3.15%, 05/19/27	205	201,870
3.45%, 04/23/29	668	653,787
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(a)	60	59,044
4.81%, 10/21/32, (1-day SOFR + 1.259%)(a)	240	242,595
4.90%, 05/13/31, (1-day SOFR + 1.333%)(a)	250	254,967
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	290	293,108
5.22%, 01/29/31, (1-day SOFR + 1.072%)(a)	260	268,644
5.30%, 01/21/28, (1-day SOFR + 1.342%)(a)	20	20,300
5.35%, 12/02/28, (1-day SOFR + 1.620%)(a)	75	76,875
5.37%, 07/21/36, (1-day SOFR + 1.417%)(a)	80	81,261
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)	295	301,572
Security	Par (000)	Value
Banks (continued)
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	$105	$109,279
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	296	306,991
5.58%, 01/29/36, (1-day SOFR + 1.394%)(a)	125	128,900
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	230	239,811
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	255	271,075
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)	220	235,762
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)	40	41,008
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	405	454,636
Regions Bank/Birmingham AL, 6.45%, 06/26/37	268	289,566
Regions Financial Corp.
1.80%, 08/12/28	160	149,657
7.38%, 12/10/37	278	316,226
Royal Bank of Canada
1.40%, 11/02/26	130	126,132
2.05%, 01/21/27	90	87,579
2.30%, 11/03/31	5	4,446
3.63%, 05/04/27	275	273,342
3.88%, 05/04/32	185	177,975
4.24%, 08/03/27	525	527,400
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(a)	40	40,115
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(a)	45	45,303
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(a)	95	95,872
4.70%, 08/06/31, (1-day SOFR + 1.060%)(a)	75	75,740
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(a)	100	100,841
4.88%, 01/19/27	80	80,902
4.90%, 01/12/28	430	438,740
4.95%, 02/01/29	240	246,976
4.97%, 01/24/29, (1-day SOFR + 0.830%)(a)	100	101,792
4.97%, 08/02/30, (1-day SOFR + 1.000%)(a)	105	107,263
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(a)	100	102,371
5.00%, 02/01/33	605	619,738
5.00%, 05/02/33(b)	345	352,793
5.15%, 02/04/31, (1-day SOFR + 1.030%)(a)	100	102,971
5.15%, 02/01/34	215	222,099
5.20%, 08/01/28	310	320,123
6.00%, 11/01/27	305	317,116
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)	430	419,000
3.24%, 10/05/26	481	475,306
4.40%, 07/13/27	1,167	1,169,021
5.35%, 09/06/30, (1-day SOFR + 1.940%)(a)	45	46,232
5.47%, 03/20/29, (1-day SOFR + 1.610%)(a)	160	163,741
5.74%, 03/20/31, (1-day SOFR + 1.878%)(a)	175	181,878
6.17%, 01/09/30, (1-day SOFR + 2.500%)(a)	65	68,171
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)	60	63,788
6.50%, 03/09/29, (1-day SOFR + 2.356%)(a)	45	47,118
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)	47	49,416
7.66%, 11/09/31, (1-day SOFR + 3.280%)(a)	55	61,976
Santander U.K. Group Holdings PLC
2.47%, 01/11/28, (1-day SOFR + 1.220%)(a)	490	477,480
2.90%, 03/15/32, (1-day SOFR + 1.475%)(a)	155	141,185
3.82%, 11/03/28(a)	410	405,034
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(a)	10	10,122
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(a)	$40	$41,765
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)	65	68,084
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(a)	105	101,826
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	45	43,778
2.40%, 01/24/30	970	909,724
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	30	26,758
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	338	316,983
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)	302	302,900
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	20	19,386
4.33%, 10/22/27	50	50,414
4.54%, 02/28/28	55	55,759
4.68%, 10/22/32, (1-day SOFR + 1.050%)(a)	40	40,466
4.73%, 02/28/30	50	51,117
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	15	15,039
4.83%, 04/24/30	50	51,308
4.99%, 03/18/27	55	55,856
5.15%, 02/28/36, (1-day SOFR + 1.217%)(a)	20	20,241
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	20	20,531
5.68%, 11/21/29, (1-day SOFR + 1.484%)(a)	60	62,947
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	115	111,764
1.71%, 01/12/31	1,050	914,231
1.90%, 09/17/28	480	449,369
2.13%, 07/08/30	1,015	916,231
2.14%, 09/23/30	55	49,292
2.30%, 01/12/41	400	273,141
2.47%, 01/14/29	55	52,071
2.72%, 09/27/29	100	94,363
2.75%, 01/15/30	185	173,390
3.01%, 10/19/26	265	261,603
3.04%, 07/16/29	480	458,522
3.35%, 10/18/27	272	268,242
3.36%, 07/12/27	258	254,949
3.45%, 01/11/27	227	224,982
3.54%, 01/17/28	190	187,709
3.94%, 07/19/28	175	174,542
4.31%, 10/16/28	213	214,238
5.25%, 07/08/36, (1-day SOFR + 1.500%)(a)	440	446,543
5.42%, 07/09/31	100	104,701
5.52%, 01/13/28	140	144,536
5.56%, 07/09/34	530	553,106
5.63%, 01/15/35	565	592,834
5.71%, 01/13/30	10	10,546
5.77%, 01/13/33	400	424,400
5.78%, 07/13/33	250	266,141
5.80%, 07/13/28	205	214,407
5.81%, 09/14/33	135	144,090
5.85%, 07/13/30	200	212,738
Synchrony Bank, 5.63%, 08/23/27	545	557,083
Toronto-Dominion Bank (The)
1.95%, 01/12/27	120	116,687
2.00%, 09/10/31	180	158,830
2.45%, 01/12/32	65	57,532
2.80%, 03/10/27	95	93,227
3.20%, 03/10/32	70	64,358
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(a)	1,216	1,203,773
4.46%, 06/08/32	365	361,494
Security	Par (000)	Value
Banks (continued)
4.57%, 06/02/28	$175	$177,069
4.69%, 09/15/27	85	85,984
4.78%, 12/17/29	90	91,880
4.81%, 06/03/30	175	178,564
4.86%, 01/31/28	175	177,970
4.99%, 04/05/29	110	112,813
5.15%, 09/10/34, (5-year CMT + 1.500%)(a)	50	50,697
5.16%, 01/10/28	315	322,290
5.26%, 12/11/26	85	86,178
5.30%, 01/30/32	175	181,814
5.52%, 07/17/28	535	555,134
Truist Bank, 2.25%, 03/11/30	250	227,701
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	130	122,199
3.88%, 03/19/29	115	113,184
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	65	64,998
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)	160	162,391
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	460	453,604
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	140	141,002
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	70	72,899
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	205	215,379
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	380	326,829
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	55	48,643
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	270	268,441
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	135	134,113
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	110	114,671
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	135	140,624
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	108	114,010
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	240	253,774
UBS AG/London, 5.65%, 09/11/28	1,105	1,154,679
UBS AG/Stamford CT
5.00%, 07/09/27	330	335,416
7.50%, 02/15/28	710	766,041
Wells Fargo & Co.
4.40%, 06/14/46	105	86,269
4.75%, 12/07/46	545	470,613
5.61%, 01/15/44	40	39,024
Westpac Banking Corp.
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)	190	170,267
3.02%, 11/18/36, (5-year CMT + 1.530%)(a)	335	298,473
3.35%, 03/08/27	333	330,239
3.40%, 01/25/28	652	644,700
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)	209	204,415
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)	469	467,171
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)	70	71,521
		207,870,605
Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	1,082	1,055,982
4.90%, 02/01/46	1,275	1,163,852
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	100	88,894
4.70%, 02/01/36	771	753,791
4.90%, 02/01/46	333	303,469
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	600	583,873
4.38%, 04/15/38	514	483,302
4.44%, 10/06/48	470	396,525
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.60%, 04/15/48	$5	$4,409
4.75%, 01/23/29	346	353,624
4.75%, 04/15/58	195	167,840
4.90%, 01/23/31	438	453,255
4.95%, 01/15/42	327	307,374
5.00%, 06/15/34	160	163,577
5.45%, 01/23/39	358	365,727
5.55%, 01/23/49	698	685,885
5.80%, 01/23/59	328	330,168
5.88%, 06/15/35	175	189,141
8.00%, 11/15/39	109	138,307
8.20%, 01/15/39	320	408,251
Brown-Forman Corp.
4.00%, 04/15/38	63	55,670
4.50%, 07/15/45	239	206,018
Coca-Cola Co. (The)
1.00%, 03/15/28	450	420,499
1.38%, 03/15/31	615	533,331
1.65%, 06/01/30	326	292,528
2.00%, 03/05/31	225	201,850
2.13%, 09/06/29	120	112,105
2.25%, 01/05/32	250	222,646
2.50%, 06/01/40	382	279,811
2.50%, 03/15/51	85	50,303
2.60%, 06/01/50	423	258,716
2.75%, 06/01/60	179	104,943
2.90%, 05/25/27	295	290,426
3.00%, 03/05/51	160	105,874
3.45%, 03/25/30	10	9,748
4.20%, 03/25/50	330	272,734
4.65%, 08/14/34(b)	145	146,544
5.00%, 05/13/34	120	123,982
5.20%, 01/14/55	200	189,157
5.30%, 05/13/54	60	57,830
5.40%, 05/13/64	230	221,810
Constellation Brands Inc.
3.75%, 05/01/50	101	72,230
4.10%, 02/15/48	90	69,324
4.50%, 05/09/47	92	75,998
4.90%, 05/01/33(b)	70	69,902
5.25%, 11/15/48	106	96,201
Diageo Capital PLC
2.00%, 04/29/30	885	804,199
2.13%, 04/29/32	1,455	1,251,124
2.38%, 10/24/29	2,570	2,405,124
3.88%, 05/18/28	765	763,721
3.88%, 04/29/43	2,510	2,036,413
5.30%, 10/24/27	895	917,936
5.63%, 10/05/33	365	386,143
Diageo Investment Corp.
4.25%, 05/11/42	415	357,377
7.45%, 04/15/35	329	392,426
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	20	14,251
Keurig Dr Pepper Inc.
2.55%, 09/15/26	20	19,665
3.20%, 05/01/30	134	126,236
3.43%, 06/15/27	95	93,469
3.80%, 05/01/50	212	149,858
4.05%, 04/15/32	250	238,448
4.35%, 05/15/28	25	24,966
Security	Par (000)	Value
Beverages (continued)
4.42%, 12/15/46	$50	$40,096
4.50%, 11/15/45	49	39,977
4.50%, 04/15/52	240	188,603
4.60%, 05/25/28	145	145,649
4.60%, 05/15/30	25	25,011
5.09%, 05/25/48	5	4,361
5.10%, 03/15/27	100	100,952
5.15%, 05/15/35	25	24,675
5.30%, 03/15/34	115	116,022
Molson Coors Beverage Co.
4.20%, 07/15/46	470	371,140
5.00%, 05/01/42	397	361,182
PepsiCo Inc.
1.95%, 10/21/31	55	48,303
2.38%, 10/06/26	1,254	1,232,809
2.63%, 07/29/29	795	755,776
2.75%, 03/19/30	159	150,072
2.88%, 10/15/49	80	51,697
3.00%, 10/15/27	804	790,490
3.38%, 07/29/49	145	103,129
3.50%, 03/19/40	20	16,732
3.63%, 03/19/50	276	204,966
3.88%, 03/19/60	55	40,922
3.90%, 07/18/32	70	67,962
4.00%, 03/05/42	250	212,858
4.00%, 05/02/47	180	145,528
4.20%, 07/18/52	25	20,353
4.45%, 05/15/28	105	106,611
4.45%, 02/15/33	50	50,091
4.45%, 04/14/46	85	74,480
4.50%, 07/17/29	50	50,940
4.65%, 02/15/53	45	39,156
4.80%, 07/17/34	45	45,375
4.88%, 11/01/40	295	284,355
5.25%, 07/17/54	45	42,963
5.50%, 01/15/40	5	5,210
7.00%, 03/01/29	5	5,489
		28,882,717
Biotechnology — 0.4%
Amgen Inc.
2.20%, 02/21/27	109	106,087
2.30%, 02/25/31	370	332,073
2.45%, 02/21/30	686	634,828
2.77%, 09/01/53	240	140,331
3.00%, 01/15/52	235	150,491
3.15%, 02/21/40	230	178,021
3.20%, 11/02/27	677	664,341
3.38%, 02/21/50	300	209,323
4.05%, 08/18/29	315	313,514
4.20%, 03/01/33	395	381,524
4.20%, 02/22/52	190	147,749
4.40%, 05/01/45	505	427,066
4.40%, 02/22/62	260	200,551
4.56%, 06/15/48	374	315,032
4.66%, 06/15/51	453	383,309
4.88%, 03/01/53	80	69,103
4.95%, 10/01/41	180	166,606
5.15%, 03/02/28	390	398,975
5.15%, 11/15/41	197	186,301
5.25%, 03/02/33	690	707,978
5.65%, 06/15/42	140	139,871
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
5.65%, 03/02/53	$465	$449,059
5.75%, 03/15/40	45	46,251
5.75%, 03/02/63	390	373,693
6.38%, 06/01/37	100	109,886
6.40%, 02/01/39	190	205,837
Baxalta Inc., 5.25%, 06/23/45	250	234,005
Biogen Inc.
2.25%, 05/01/30	420	382,102
3.15%, 05/01/50	242	150,644
3.25%, 02/15/51	185	116,507
5.05%, 01/15/31	40	41,078
5.20%, 09/15/45	477	427,586
5.75%, 05/15/35	25	25,801
6.45%, 05/15/55	10	10,198
Gilead Sciences Inc.
1.20%, 10/01/27	300	283,599
1.65%, 10/01/30	560	494,726
2.80%, 10/01/50	311	193,389
2.95%, 03/01/27	923	908,964
4.00%, 09/01/36	339	310,827
4.15%, 03/01/47	570	465,620
4.50%, 02/01/45	420	366,018
4.60%, 09/01/35	555	541,769
4.75%, 03/01/46	456	407,553
4.80%, 11/15/29	150	153,856
4.80%, 04/01/44	563	512,940
5.10%, 06/15/35	355	359,816
5.25%, 10/15/33	370	384,194
5.50%, 11/15/54	175	169,867
5.55%, 10/15/53	135	132,002
5.60%, 11/15/64	120	116,880
5.65%, 12/01/41	420	428,753
Illumina Inc., 2.55%, 03/23/31	170	151,428
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	99	58,764
Royalty Pharma PLC
5.40%, 09/02/34	5	5,067
5.90%, 09/02/54	255	244,627
		15,516,380
Building Materials — 0.6%
Carrier Global Corp.
2.70%, 02/15/31	625	574,721
2.72%, 02/15/30	795	746,507
3.38%, 04/05/40	105	83,860
3.58%, 04/05/50	421	307,682
5.90%, 03/15/34	414	441,632
6.20%, 03/15/54	31	33,001
CRH America Finance Inc.
5.40%, 05/21/34	2,180	2,238,701
5.50%, 01/09/35	460	474,683
5.88%, 01/09/55	1,500	1,518,146
CRH SMW Finance DAC
5.13%, 01/09/30	1,025	1,054,269
5.20%, 05/21/29	2,350	2,424,845
Fortune Brands Innovations Inc.
3.25%, 09/15/29	457	437,115
4.00%, 03/25/32	925	878,623
4.50%, 03/25/52	165	131,172
5.88%, 06/01/33	982	1,036,747
Johnson Controls International PLC
4.50%, 02/15/47	137	115,963
4.63%, 07/02/44	5	4,348
Security	Par (000)	Value
Building Materials (continued)
4.95%, 07/02/64(d)	$50	$42,563
5.13%, 09/14/45	34	30,971
6.00%, 01/15/36	375	405,947
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	1,195	1,058,804
2.00%, 09/16/31	660	571,226
4.90%, 12/01/32	170	171,661
5.50%, 04/19/29	130	135,499
Lennox International Inc.
1.70%, 08/01/27	500	476,840
5.50%, 09/15/28	240	248,502
Martin Marietta Materials Inc.
3.20%, 07/15/51	245	162,494
4.25%, 12/15/47	127	103,316
5.15%, 12/01/34	75	75,453
5.50%, 12/01/54	260	250,264
Owens Corning
3.95%, 08/15/29	171	168,888
4.30%, 07/15/47	50	40,534
4.40%, 01/30/48	125	102,106
5.70%, 06/15/34	35	36,615
5.95%, 06/15/54(b)	385	385,534
7.00%, 12/01/36	231	262,965
Trane Technologies Financing Ltd.
3.80%, 03/21/29	720	712,782
4.50%, 03/21/49	1,160	977,685
4.65%, 11/01/44	272	241,759
5.10%, 06/13/34	2,200	2,245,741
5.25%, 03/03/33	1,060	1,095,001
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	1,510	1,504,412
4.30%, 02/21/48	280	232,523
5.75%, 06/15/43	1,694	1,742,506
Vulcan Materials Co.
4.50%, 06/15/47	139	117,510
4.70%, 03/01/48	100	86,593
5.35%, 12/01/34	25	25,561
5.70%, 12/01/54	105	103,868
		26,318,138
Chemicals — 0.5%
Albemarle Corp., 5.45%, 12/01/44	180	154,897
Dow Chemical Co. (The)
3.60%, 11/15/50	165	108,805
4.25%, 10/01/34	299	272,498
4.38%, 11/15/42	222	178,073
4.63%, 10/01/44	187	151,889
4.80%, 11/30/28	5	5,065
4.80%, 05/15/49	209	166,772
5.15%, 02/15/34(b)	265	263,362
5.25%, 11/15/41	5	4,517
5.35%, 03/15/35	25	24,771
5.55%, 11/30/48	155	138,780
5.60%, 02/15/54	100	88,873
5.95%, 03/15/55	75	69,813
6.30%, 03/15/33	85	91,024
6.90%, 05/15/53(b)	60	62,964
7.38%, 11/01/29	5	5,542
9.40%, 05/15/39	130	167,850
DuPont de Nemours Inc.
4.73%, 11/15/28	474	482,968
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
5.32%, 11/15/38	$413	$430,498
5.42%, 11/15/48	360	362,250
Ecolab Inc.
1.30%, 01/30/31	320	274,604
2.13%, 02/01/32	120	104,463
2.70%, 11/01/26	10,295	10,136,169
2.70%, 12/15/51	135	82,127
3.25%, 12/01/27	1,506	1,484,182
3.95%, 12/01/47	75	59,941
4.80%, 03/24/30	826	849,626
5.00%, 09/01/35	155	156,246
5.50%, 12/08/41	40	40,529
FMC Corp.
4.50%, 10/01/49	67	49,891
6.38%, 05/18/53(b)	95	91,271
International Flavors & Fragrances Inc.
4.38%, 06/01/47	70	54,278
4.45%, 09/26/28	615	617,811
5.00%, 09/26/48	146	125,785
LYB International Finance BV
4.88%, 03/15/44	260	219,145
5.25%, 07/15/43	138	121,709
LYB International Finance II BV, 3.50%, 03/02/27	20	19,750
LYB International Finance III LLC
3.63%, 04/01/51	220	142,785
3.80%, 10/01/60	440	276,387
4.20%, 10/15/49	182	131,311
4.20%, 05/01/50	30	21,662
5.50%, 03/01/34	120	119,357
5.63%, 05/15/33	155	158,616
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	225	172,694
Mosaic Co. (The)
4.05%, 11/15/27	10	9,950
4.88%, 11/15/41	5	4,441
5.45%, 11/15/33	180	184,588
5.63%, 11/15/43	130	124,824
Nutrien Ltd.
4.13%, 03/15/35	292	267,234
4.90%, 06/01/43	120	107,347
5.00%, 04/01/49	73	64,647
5.25%, 03/12/32	150	154,111
5.25%, 01/15/45	123	114,058
5.40%, 06/21/34	65	66,194
5.63%, 12/01/40	173	171,727
5.80%, 03/27/53	205	201,853
5.88%, 12/01/36	45	46,893
6.13%, 01/15/41	55	56,653
PPG Industries Inc.
2.80%, 08/15/29	179	169,891
3.75%, 03/15/28	505	500,432
Sherwin-Williams Co. (The)
2.20%, 03/15/32	120	103,880
3.30%, 05/15/50	85	57,232
3.80%, 08/15/49	165	121,908
4.00%, 12/15/42	68	55,317
4.50%, 08/15/30	50	50,273
4.50%, 06/01/47	369	310,311
4.55%, 08/01/45	150	128,000
5.15%, 08/15/35	50	50,356
		21,863,670
Security	Par (000)	Value
Commercial Services — 0.5%
Automatic Data Processing Inc.
1.25%, 09/01/30	$5,011	$4,377,573
1.70%, 05/15/28	5,005	4,735,163
4.45%, 09/09/34	125	122,884
4.75%, 05/08/32	175	178,809
Block Financial LLC, 3.88%, 08/15/30	467	448,474
GXO Logistics Inc., 2.65%, 07/15/31	954	845,582
Moody's Corp.
3.10%, 11/29/61	90	55,392
3.25%, 01/15/28	85	83,623
3.25%, 05/20/50	124	82,468
3.75%, 02/25/52	50	36,689
4.25%, 08/08/32	15	14,761
4.88%, 12/17/48	144	128,114
5.25%, 07/15/44	225	215,502
PayPal Holdings Inc.
2.65%, 10/01/26	80	78,753
2.85%, 10/01/29	115	109,633
3.25%, 06/01/50	336	228,504
5.05%, 06/01/52	85	77,665
5.25%, 06/01/62	85	78,122
Quanta Services Inc.
2.35%, 01/15/32	335	291,099
2.90%, 10/01/30	650	605,210
4.75%, 08/09/27	25	25,263
5.25%, 08/09/34	25	25,330
RELX Capital Inc.
3.00%, 05/22/30	1,755	1,664,489
4.00%, 03/18/29	2,313	2,303,725
4.75%, 03/27/30	100	102,119
4.75%, 05/20/32	75	75,868
5.25%, 03/27/35	30	30,678
S&P Global Inc.
2.30%, 08/15/60	235	117,993
2.50%, 12/01/29	100	93,698
2.95%, 01/22/27	120	118,181
3.25%, 12/01/49	298	207,329
3.90%, 03/01/62	150	111,458
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	875	772,263
Verisk Analytics Inc.
4.13%, 03/15/29(b)	35	34,982
5.13%, 02/15/36	75	74,511
5.25%, 03/15/35	25	25,200
5.50%, 06/15/45	26	25,064
		18,602,171
Computers — 0.5%
Apple Inc.
2.55%, 08/20/60(b)	878	498,101
2.65%, 05/11/50	348	215,351
2.65%, 02/08/51	145	88,962
2.70%, 08/05/51	270	166,272
2.80%, 02/08/61	220	128,603
2.85%, 08/05/61	215	126,714
2.95%, 09/11/49	369	244,805
3.45%, 02/09/45	332	257,298
3.75%, 09/12/47	215	168,728
3.75%, 11/13/47	226	178,327
3.85%, 05/04/43	492	410,914
3.95%, 08/08/52	110	86,592
4.10%, 08/08/62	310	242,167
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.25%, 02/09/47	$165	$141,361
4.65%, 02/23/46	447	408,152
Dell International LLC/EMC Corp.
3.45%, 12/15/51	82	55,925
5.40%, 04/15/34	55	56,198
8.10%, 07/15/36	130	157,470
8.35%, 07/15/46	118	150,555
DXC Technology Co., 2.38%, 09/15/28(b)	90	84,438
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	1,320	1,325,969
4.45%, 09/25/26	600	600,823
4.55%, 10/15/29	530	533,408
4.85%, 10/15/31	415	418,147
5.00%, 10/15/34	150	147,365
5.25%, 07/01/28	475	488,592
5.60%, 10/15/54	80	73,750
6.20%, 10/15/35(b)	484	516,492
6.35%, 10/15/45	1,185	1,220,324
HP Inc.
3.40%, 06/17/30	50	47,574
4.20%, 04/15/32	225	217,072
4.75%, 01/15/28	50	50,663
5.40%, 04/25/30	75	77,897
5.50%, 01/15/33	290	297,757
6.00%, 09/15/41(b)	432	438,642
6.10%, 04/25/35	40	41,805
IBM International Capital Pte Ltd., 5.30%, 02/05/54	65	60,145
International Business Machines Corp.
3.30%, 01/27/27	1,160	1,148,307
3.43%, 02/09/52	170	115,794
3.50%, 05/15/29	1,400	1,371,952
4.00%, 06/20/42	250	206,817
4.15%, 05/15/39	182	160,372
4.25%, 05/15/49	491	392,354
4.65%, 02/10/28	200	202,823
4.70%, 02/19/46	15	13,202
4.90%, 07/27/52	65	57,145
5.10%, 02/06/53	85	77,054
5.60%, 11/30/39	171	176,738
5.88%, 11/29/32	510	548,842
6.22%, 08/01/27	230	239,313
6.50%, 01/15/28	387	408,446
Series .., 5.20%, 02/10/35	200	203,123
Series .., 5.70%, 02/10/55	200	196,358
Leidos Inc.
2.30%, 02/15/31	545	484,635
4.38%, 05/15/30	781	776,957
NetApp Inc.
2.38%, 06/22/27	75	72,575
2.70%, 06/22/30	1,300	1,198,190
5.50%, 03/17/32	150	155,291
5.70%, 03/17/35	325	334,721
Teledyne FLIR LLC, 2.50%, 08/01/30	630	576,007
Western Digital Corp.
2.85%, 02/01/29	665	625,842
3.10%, 02/01/32	1,500	1,337,537
		21,503,753
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.70%, 08/01/47	301	233,994
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.00%, 08/15/45	$373	$305,696
4.60%, 03/01/33	36	36,490
Conopco Inc., Series E, 7.25%, 12/15/26	45	46,769
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	132	84,755
4.38%, 06/15/45	77	63,268
6.00%, 05/15/37	35	37,493
Kenvue Inc.
4.85%, 05/22/32	25	25,446
5.05%, 03/22/53	30	27,356
5.20%, 03/22/63	235	212,981
Procter & Gamble Co. (The)
2.45%, 11/03/26	296	291,129
2.85%, 08/11/27	375	368,609
3.60%, 03/25/50	105	78,986
4.05%, 05/01/30	175	175,862
4.60%, 05/01/35	175	175,971
5.55%, 03/05/37	291	313,324
5.80%, 08/15/34	175	190,077
Unilever Capital Corp.
1.75%, 08/12/31	425	371,472
2.90%, 05/05/27	65	64,028
3.50%, 03/22/28	470	465,749
4.25%, 08/12/27	100	100,663
4.63%, 08/12/34	100	99,829
5.00%, 12/08/33	575	593,986
5.90%, 11/15/32	500	545,273
Series 30Y, 2.63%, 08/12/51	350	211,544
		5,120,750
Distribution & Wholesale — 0.1%
LKQ Corp.
5.75%, 06/15/28	860	888,190
6.25%, 06/15/33	1,525	1,611,919
WW Grainger Inc.
3.75%, 05/15/46	106	82,359
4.20%, 05/15/47	179	147,030
4.45%, 09/15/34	640	627,398
4.60%, 06/15/45	217	192,341
		3,549,237
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	505	494,547
3.00%, 10/29/28	587	564,613
3.30%, 01/30/32	857	784,400
3.40%, 10/29/33	525	466,898
3.65%, 07/21/27	420	415,897
3.85%, 10/29/41	190	153,092
3.88%, 01/23/28	390	386,881
4.63%, 10/15/27	615	619,158
4.95%, 09/10/34	80	78,874
5.30%, 01/19/34	190	192,522
5.75%, 06/06/28	150	155,542
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)	125	130,823
Affiliated Managers Group Inc., 3.30%, 06/15/30	80	76,032
Air Lease Corp.
2.88%, 01/15/32	295	264,432
3.00%, 02/01/30	232	218,997
3.25%, 10/01/29	182	174,298
3.63%, 04/01/27	345	342,204
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.63%, 12/01/27	$224	$221,225
4.63%, 10/01/28	332	335,421
Ally Financial Inc.
7.10%, 11/15/27	110	115,996
8.00%, 11/01/31	619	706,964
American Express Co.
1.65%, 11/04/26	80	77,770
2.55%, 03/04/27	110	107,560
3.30%, 05/03/27	85	84,004
4.05%, 12/03/42	541	457,774
4.35%, 07/20/29, (1-day SOFR + 0.810%)(a)	450	452,214
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	230	226,047
4.73%, 04/25/29, (1-day SOFR + 1.260%)(a)	400	406,143
4.92%, 07/20/33, (1-day SOFR + 1.220%)(a)	235	237,880
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	110	110,876
5.02%, 04/25/31, (1-day SOFR + 1.440%)(a)	400	410,833
5.04%, 07/26/28, (1-day SOFR + 0.930%)(a)	45	45,722
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(a)	215	221,448
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	40	40,475
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)	90	92,808
5.28%, 07/26/35, (1-day SOFR + 1.420%)(a)	415	422,882
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(a)	220	226,072
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)	125	130,463
5.63%, 07/28/34, (1-day SOFR + 1.930%)(a)	85	87,905
5.67%, 04/25/36, (1-day SOFR + 1.790%)(a)	285	297,577
5.85%, 11/05/27	105	108,939
5.92%, 04/25/35, (1-day SOFR + 1.630%)(a)	360	379,465
6.49%, 10/30/31, (1-day SOFR + 1.940%)(a)	50	54,693
American Express Credit Corp., 3.30%, 05/03/27	770	761,709
Ameriprise Financial Inc.
2.88%, 09/15/26	55	54,293
4.50%, 05/13/32	60	59,862
5.15%, 05/15/33	245	251,810
Brookfield Capital Finance LLC, 6.09%, 06/14/33	545	580,957
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	685	592,662
Brookfield Finance Inc.
3.50%, 03/30/51	105	72,136
3.63%, 02/15/52	70	48,400
3.90%, 01/25/28	370	367,280
4.35%, 04/15/30	207	206,496
4.70%, 09/20/47	295	252,940
4.85%, 03/29/29	475	483,146
5.68%, 01/15/35	225	232,484
5.97%, 03/04/54	120	120,137
6.35%, 01/05/34	390	421,721
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	165	111,833
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	90	87,456
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	215	185,094
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)	115	102,062
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	195	187,964
4.10%, 02/09/27	481	479,963
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	135	136,378
5.25%, 07/26/30, (1-day SOFR + 2.600%)(a)	45	46,243
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	330	335,768
Security	Par (000)	Value
Diversified Financial Services (continued)
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	$95	$97,513
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	150	155,959
6.18%, 01/30/36, (1-day SOFR + 2.036%)(a)	20	20,639
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	145	152,201
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	165	177,144
6.70%, 11/29/32	185	203,522
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(a)	275	321,516
Cboe Global Markets Inc.
1.63%, 12/15/30	185	162,542
3.00%, 03/16/32	855	779,855
3.65%, 01/12/27	277	275,332
Charles Schwab Corp. (The)
1.95%, 12/01/31	170	147,151
2.90%, 03/03/32	400	362,381
3.20%, 03/02/27	160	157,963
3.20%, 01/25/28	20	19,627
3.25%, 05/22/29	140	136,215
4.63%, 03/22/30	130	132,799
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)	170	181,130
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	100	108,534
CME Group Inc.
4.15%, 06/15/48	205	170,706
5.30%, 09/15/43	119	118,920
Credit Suisse USA LLC, 7.13%, 07/15/32	666	760,772
Eaton Vance Corp., 3.50%, 04/06/27	1,065	1,055,178
Intercontinental Exchange Inc.
1.85%, 09/15/32	170	142,471
3.00%, 06/15/50	260	168,942
3.00%, 09/15/60	365	218,651
3.75%, 09/21/28	124	122,884
4.25%, 09/21/48	316	260,583
4.60%, 03/15/33	265	264,863
4.95%, 06/15/52	180	161,605
5.20%, 06/15/62	270	247,676
Invesco Finance PLC, 5.38%, 11/30/43	253	241,617
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	615	613,382
Legg Mason Inc., 5.63%, 01/15/44	343	337,201
LPL Holdings Inc., 6.00%, 05/20/34	20	20,691
Mastercard Inc.
2.00%, 11/18/31	95	83,463
2.95%, 06/01/29	85	82,164
3.30%, 03/26/27	25	24,772
3.35%, 03/26/30	125	121,597
3.65%, 06/01/49	190	142,866
3.80%, 11/21/46	155	122,363
3.85%, 03/26/50	173	134,054
3.95%, 02/26/48	212	169,140
4.55%, 01/15/35	15	14,799
4.85%, 03/09/33	70	71,495
4.88%, 05/09/34	15	15,230
4.95%, 03/15/32	100	103,517
Nasdaq Inc.
1.65%, 01/15/31	445	389,142
3.25%, 04/28/50	145	97,668
3.95%, 03/07/52	162	121,037
5.35%, 06/28/28	445	459,089
5.55%, 02/15/34	464	483,654
5.95%, 08/15/53	65	66,031
6.10%, 06/28/63	125	128,159
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Nomura Holdings Inc.
2.17%, 07/14/28	$280	$264,099
2.33%, 01/22/27	315	306,411
2.61%, 07/14/31	395	353,938
2.68%, 07/16/30	285	261,321
2.71%, 01/22/29	350	331,031
3.00%, 01/22/32	200	179,574
3.10%, 01/16/30	520	490,596
4.90%, 07/01/30	200	202,783
5.39%, 07/06/27	265	270,017
5.49%, 06/29/35	200	204,208
5.59%, 07/02/27	200	204,603
5.78%, 07/03/34	235	246,170
6.07%, 07/12/28	215	225,212
6.09%, 07/12/33	200	214,516
6.18%, 01/18/33	200	214,869
ORIX Corp.
4.00%, 04/13/32	140	134,506
5.20%, 09/13/32(b)	385	395,390
5.40%, 02/25/35	25	25,560
Radian Group Inc., 4.88%, 03/15/27	35	35,074
Raymond James Financial Inc.
3.75%, 04/01/51	160	117,173
4.65%, 04/01/30	214	217,923
4.95%, 07/15/46	205	185,593
Synchrony Financial
2.88%, 10/28/31	275	243,822
3.95%, 12/01/27	691	681,465
5.15%, 03/19/29	432	437,359
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)	210	217,548
6.00%, 07/29/36, (1-day SOFR + 2.070%)(a)	50	50,546
Visa Inc.
1.90%, 04/15/27	75	72,700
2.00%, 08/15/50	85	45,536
2.05%, 04/15/30	95	87,227
2.70%, 04/15/40	215	163,076
3.65%, 09/15/47	50	38,674
4.15%, 12/14/35	374	357,498
4.30%, 12/14/45	791	683,082
Voya Financial Inc.
4.70%, 01/23/48(a)	210	203,734
5.70%, 07/15/43	136	133,527
Western Union Co. (The), 6.20%, 11/17/36(b)	272	276,907
		37,858,833
Electric — 2.1%
AEP Texas Inc.
3.45%, 05/15/51	765	506,200
4.70%, 05/15/32	440	437,050
5.25%, 05/15/52	395	352,190
5.40%, 06/01/33	145	147,884
5.45%, 05/15/29	100	103,816
5.70%, 05/15/34	220	226,315
Series G, 4.15%, 05/01/49	140	105,600
Series H, 3.45%, 01/15/50	280	189,119
Avangrid Inc., 3.80%, 06/01/29	2,902	2,851,786
Avista Corp.
4.00%, 04/01/52	580	435,885
4.35%, 06/01/48	339	275,661
Baltimore Gas & Electric Co.
2.90%, 06/15/50	122	76,517
Security	Par (000)	Value
Electric (continued)
3.20%, 09/15/49	$302	$201,274
3.50%, 08/15/46	240	175,525
3.75%, 08/15/47	311	235,648
4.25%, 09/15/48	215	172,382
4.55%, 06/01/52	20	16,809
5.40%, 06/01/53	65	61,475
5.45%, 06/01/35	50	51,541
5.65%, 06/01/54	60	59,300
6.35%, 10/01/36	115	126,669
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	115	88,672
3.60%, 03/01/52	130	93,653
3.95%, 03/01/48	204	159,244
4.50%, 04/01/44	147	127,610
4.95%, 04/01/33	30	30,363
Series AC, 4.25%, 02/01/49	259	209,823
Series AD, 2.90%, 07/01/50	132	83,539
Series K2, 6.95%, 03/15/33	110	124,480
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	170	177,396
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.900%)(a)	240	217,843
4.75%, 06/01/50, (5-year CMT + 4.116%)(a)	550	531,676
6.50%, 06/01/55, (5-year CMT + 1.961%)(a)	125	127,467
Commonwealth Edison Co.
2.20%, 03/01/30	329	301,974
3.00%, 03/01/50	265	170,865
3.65%, 06/15/46	341	258,011
3.70%, 08/15/28	520	516,083
3.70%, 03/01/45	118	91,072
3.80%, 10/01/42	85	67,944
4.00%, 03/01/48	304	240,354
4.00%, 03/01/49	257	198,875
4.35%, 11/15/45	81	68,015
4.60%, 08/15/43	200	177,042
4.70%, 01/15/44	25	22,291
4.90%, 02/01/33	30	30,391
5.30%, 06/01/34	70	72,368
5.30%, 02/01/53	45	42,140
5.65%, 06/01/54	195	191,692
5.90%, 03/15/36	260	277,634
5.95%, 06/01/55	160	164,765
6.45%, 01/15/38	119	131,841
Series 122, 2.95%, 08/15/27	230	225,628
Series 123, 3.75%, 08/15/47	275	208,174
Series 127, 3.20%, 11/15/49	254	170,423
Series 131, 2.75%, 09/01/51	570	343,141
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	250	196,383
4.30%, 04/15/44	300	255,136
4.65%, 01/01/29	75	76,202
4.90%, 07/01/33	75	75,585
4.95%, 01/15/30	40	41,053
4.95%, 08/15/34	25	25,135
5.25%, 01/15/53	170	159,082
Series A, 2.05%, 07/01/31	987	871,313
Series A, 3.20%, 03/15/27	765	755,577
Series A, 4.15%, 06/01/45	220	179,901
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61	75	50,615
3.70%, 11/15/59	265	183,284
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.85%, 06/15/46	$249	$193,555
3.95%, 03/01/43	194	157,397
4.45%, 03/15/44	245	211,189
4.50%, 12/01/45	155	132,814
4.50%, 05/15/58	110	88,649
4.63%, 12/01/54	194	162,060
5.70%, 06/15/40	122	125,006
Series 05-A, 5.30%, 03/01/35	217	222,256
Series 06-A, 5.85%, 03/15/36	74	78,411
Series 06-B, 6.20%, 06/15/36	105	114,101
Series 07-A, 6.30%, 08/15/37	5	5,479
Series 08-B, 6.75%, 04/01/38	200	228,064
Series 09-C, 5.50%, 12/01/39	160	161,458
Series 12-A, 4.20%, 03/15/42	127	108,294
Series 2017, 3.88%, 06/15/47	231	176,914
Series 20A, 3.35%, 04/01/30	430	416,635
Series 20B, 3.95%, 04/01/50	237	183,300
Series A, 4.13%, 05/15/49	15	11,774
Series C, 3.00%, 12/01/60	240	141,204
Series C, 4.00%, 11/15/57	109	80,316
Series C, 4.30%, 12/01/56	146	114,302
Series D, 4.00%, 12/01/28	299	299,382
Series E, 4.65%, 12/01/48	175	150,547
Constellation Energy Generation LLC
5.75%, 10/01/41	20	20,098
6.25%, 10/01/39	117	125,551
Delmarva Power & Light Co., 4.15%, 05/15/45	80	65,569
Edison International
4.13%, 03/15/28	175	172,240
5.25%, 11/15/28	40	40,410
5.25%, 03/15/32(b)	35	34,444
5.45%, 06/15/29	25	25,273
5.75%, 06/15/27	45	45,818
El Paso Electric Co.
5.00%, 12/01/44	85	73,444
6.00%, 05/15/35	97	100,445
Enel Americas SA, 4.00%, 10/25/26	2,495	2,479,604
Enel Chile SA, 4.88%, 06/12/28	1,135	1,148,348
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.670%)(a)	15	15,619
Entergy Louisiana LLC
2.90%, 03/15/51	463	286,348
4.20%, 09/01/48	205	164,582
4.20%, 04/01/50	325	257,192
4.95%, 01/15/45	645	575,181
5.70%, 03/15/54	150	146,545
Entergy Texas Inc.
5.00%, 09/15/52	90	79,747
5.55%, 09/15/54	20	19,115
5.80%, 09/01/53	200	197,208
Eversource Energy
3.38%, 03/01/32	490	449,760
3.45%, 01/15/50	555	385,437
4.60%, 07/01/27	90	90,526
5.13%, 05/15/33	195	195,784
5.50%, 01/01/34	145	148,270
5.85%, 04/15/31	365	386,544
5.95%, 02/01/29	105	110,158
5.95%, 07/15/34	230	241,407
Series M, 3.30%, 01/15/28	955	935,369
Series O, 4.25%, 04/01/29	280	279,057
Security	Par (000)	Value
Electric (continued)
Series R, 1.65%, 08/15/30	$1,660	$1,456,623
Exelon Corp.
4.05%, 04/15/30	310	306,613
4.10%, 03/15/52	655	497,739
4.45%, 04/15/46	296	245,783
4.70%, 04/15/50	465	387,761
4.95%, 06/15/35	327	319,167
5.10%, 06/15/45	250	228,459
5.13%, 03/15/31	25	25,758
5.15%, 03/15/28	70	71,603
5.30%, 03/15/33	100	103,102
5.45%, 03/15/34	135	139,254
5.60%, 03/15/53	265	251,329
5.63%, 06/15/35	260	268,850
5.88%, 03/15/55	350	345,435
6.50%, 03/15/55, (5-year CMT + 1.975%)(a)	65	67,191
FirstEnergy Transmission LLC, 5.00%, 01/15/35	1,080	1,070,899
Florida Power & Light Co.
3.15%, 10/01/49	336	225,389
3.70%, 12/01/47	183	138,378
3.95%, 03/01/48	269	213,069
3.99%, 03/01/49	148	115,770
4.05%, 06/01/42	192	161,258
4.05%, 10/01/44	210	172,899
4.13%, 02/01/42	100	85,143
4.13%, 06/01/48	210	169,425
4.63%, 05/15/30	85	86,563
4.80%, 05/15/33	55	55,461
4.95%, 06/01/35	180	180,820
5.25%, 02/01/41	100	98,385
5.63%, 04/01/34	605	640,936
5.65%, 02/01/37	152	159,124
5.69%, 03/01/40	240	248,733
5.95%, 02/01/38	255	273,866
5.96%, 04/01/39	95	100,945
Iberdrola International BV, 6.75%, 07/15/36	1,669	1,906,594
ITC Holdings Corp.
3.35%, 11/15/27	689	676,055
5.30%, 07/01/43	389	362,608
National Grid PLC
5.42%, 01/11/34	755	776,444
5.60%, 06/12/28	655	678,145
5.81%, 06/12/33	1,780	1,884,696
National Grid USA, 5.80%, 04/01/35	1,310	1,344,769
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	2,119	1,930,447
2.75%, 11/01/29	1,477	1,394,728
3.50%, 04/01/29	815	796,821
3.55%, 05/01/27	1,824	1,805,706
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)	105	101,521
4.80%, 12/01/77(a)	45	43,367
4.85%, 02/04/28	40	40,687
4.90%, 02/28/28	135	137,363
4.90%, 03/15/29	85	86,856
5.00%, 02/28/30(b)	145	149,376
5.00%, 07/15/32	165	167,747
5.05%, 03/15/30	50	51,466
5.05%, 02/28/33	150	152,133
5.25%, 03/15/34	140	142,495
5.25%, 02/28/53	70	64,010
5.30%, 03/15/32	55	56,925
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.45%, 03/15/35	$50	$51,260
5.55%, 03/15/54	15	14,246
5.90%, 03/15/55	415	413,514
6.70%, 09/01/54, (5-year CMT + 2.364%)(a)	10	10,308
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)	5	5,276
NSTAR Electric Co.
1.95%, 08/15/31	469	411,402
3.10%, 06/01/51	245	161,624
3.20%, 05/15/27	955	941,663
3.25%, 05/15/29	90	87,358
3.95%, 04/01/30	510	505,199
4.40%, 03/01/44	334	284,618
4.55%, 06/01/52	300	248,983
4.85%, 03/01/30	50	51,231
4.95%, 09/15/52	10	8,887
5.20%, 03/01/35	25	25,387
5.40%, 06/01/34	95	98,213
5.50%, 03/15/40	270	273,518
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	500	508,894
Ohio Edison Co., 6.88%, 07/15/36	165	187,222
Ohio Power Co.
4.00%, 06/01/49	310	231,971
4.15%, 04/01/48	215	166,118
5.00%, 06/01/33	30	30,187
5.65%, 06/01/34	175	181,585
Series Q, 1.63%, 01/15/31	770	664,997
Series R, 2.90%, 10/01/51	575	345,216
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	880	518,672
3.10%, 09/15/49	200	131,424
3.75%, 04/01/45	119	91,783
3.80%, 09/30/47	153	116,622
3.80%, 06/01/49	170	125,985
4.10%, 11/15/48	240	189,994
4.55%, 12/01/41	55	48,842
4.60%, 06/01/52	145	119,662
4.65%, 11/01/29	75	76,310
4.95%, 09/15/52	140	124,292
5.25%, 09/30/40	135	132,931
5.30%, 06/01/42	35	33,804
5.55%, 06/15/54	205	197,968
5.65%, 11/15/33	35	37,046
5.80%, 04/01/55(e)	45	44,986
7.00%, 05/01/32	111	125,236
7.25%, 01/15/33	107	122,441
7.50%, 09/01/38	55	66,211
Pacific Gas and Electric Co.
3.50%, 08/01/50	525	344,053
3.95%, 12/01/47	135	97,702
4.20%, 06/01/41	120	94,710
4.25%, 03/15/46	130	98,152
4.30%, 03/15/45	150	115,280
4.45%, 04/15/42	105	83,838
4.50%, 07/01/40	245	208,847
4.55%, 07/01/30	140	138,661
4.60%, 06/15/43	70	56,468
4.75%, 02/15/44	50	41,355
4.95%, 07/01/50	585	484,115
5.25%, 03/01/52	265	226,150
5.90%, 06/15/32	375	390,368
Security	Par (000)	Value
Electric (continued)
5.90%, 10/01/54	$15	$14,024
6.15%, 03/01/55	20	19,349
6.70%, 04/01/53	220	226,451
6.75%, 01/15/53	215	221,978
PECO Energy Co.
2.80%, 06/15/50	134	83,211
2.85%, 09/15/51	525	326,189
3.00%, 09/15/49	235	152,623
3.70%, 09/15/47	376	284,199
3.90%, 03/01/48	269	210,016
4.15%, 10/01/44	282	233,847
4.60%, 05/15/52	100	85,804
4.90%, 06/15/33	75	76,144
5.25%, 09/15/54	25	23,503
PG&E Recovery Funding LLC
Series A-2, 5.23%, 06/01/42	550	548,263
Series A-3, 5.53%, 06/01/51	700	690,590
Potomac Electric Power Co.
4.15%, 03/15/43	395	329,563
5.20%, 03/15/34	25	25,615
5.50%, 03/15/54	125	120,231
6.50%, 11/15/37	460	513,225
PPL Electric Utilities Corp.
3.00%, 10/01/49	195	126,715
3.95%, 06/01/47	9	7,128
4.15%, 10/01/45	60	49,730
4.15%, 06/15/48	225	182,063
4.85%, 02/15/34	70	70,412
5.00%, 05/15/33	145	148,129
5.25%, 05/15/53	825	779,804
5.55%, 08/15/55	150	146,615
Public Service Co. of New Hampshire
3.60%, 07/01/49	630	462,946
4.40%, 07/01/28	75	75,756
5.15%, 01/15/53	300	276,282
5.35%, 10/01/33	100	104,351
Series V, 2.20%, 06/15/31	295	263,370
Public Service Electric & Gas Co.
2.05%, 08/01/50	45	23,826
2.45%, 01/15/30	20	18,631
2.70%, 05/01/50	102	62,316
3.00%, 03/01/51	40	26,009
3.15%, 01/01/50	180	121,392
3.20%, 08/01/49	275	188,026
3.60%, 12/01/47	275	204,531
3.65%, 09/01/28	335	331,456
3.65%, 09/01/42	105	82,676
3.80%, 01/01/43	105	84,191
3.80%, 03/01/46	10	7,784
3.85%, 05/01/49	220	168,219
3.95%, 05/01/42	40	32,981
4.05%, 05/01/48	110	87,856
4.65%, 03/15/33	70	70,013
4.90%, 12/15/32	95	96,795
5.13%, 03/15/53	370	342,329
5.20%, 03/01/34	50	51,335
5.45%, 03/01/54	40	38,877
5.50%, 03/01/40	150	152,780
5.80%, 05/01/37	170	180,573
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	55	53,841
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Enterprise Group Inc.
1.60%, 08/15/30	$2,487	$2,170,589
2.45%, 11/15/31	865	766,883
4.90%, 03/15/30	70	71,529
5.20%, 04/01/29	85	87,695
5.40%, 03/15/35	100	101,992
5.45%, 04/01/34	610	626,974
6.13%, 10/15/33	400	428,622
San Diego Gas & Electric Co.
3.70%, 03/15/52	55	39,160
4.15%, 05/15/48	225	178,136
4.50%, 08/15/40	137	124,185
6.00%, 06/01/39	70	74,686
Series RRR, 3.75%, 06/01/47	214	159,806
Series TTT, 4.10%, 06/15/49	194	151,677
Series UUU, 3.32%, 04/15/50	207	138,889
Series VVV, 1.70%, 10/01/30	770	678,720
Series WWW, 2.95%, 08/15/51	290	182,175
Sempra
3.25%, 06/15/27	437	429,313
3.40%, 02/01/28	103	100,926
3.80%, 02/01/38	524	441,608
4.00%, 02/01/48	259	193,568
4.13%, 04/01/52, (5-year CMT + 2.868%)(a)	475	462,541
5.50%, 08/01/33	100	102,739
6.00%, 10/15/39	244	249,489
Southern California Edison Co.
2.25%, 06/01/30	120	107,943
2.85%, 08/01/29	120	113,004
3.45%, 02/01/52	120	78,126
3.65%, 02/01/50	358	246,222
4.00%, 04/01/47	412	306,860
4.05%, 03/15/42	154	121,686
4.50%, 09/01/40	75	65,741
4.65%, 10/01/43	156	131,309
5.15%, 06/01/29	50	51,075
5.25%, 03/15/30	50	51,192
5.45%, 06/01/31	40	41,380
5.45%, 03/01/35	25	25,158
5.50%, 03/15/40	149	144,857
5.63%, 02/01/36	122	122,384
5.70%, 03/01/53	55	50,759
5.75%, 04/15/54	285	265,322
5.88%, 12/01/53	140	133,109
5.90%, 03/01/55	60	57,249
6.00%, 01/15/34	290	301,467
6.05%, 03/15/39	126	129,441
6.20%, 09/15/55	315	312,618
6.65%, 04/01/29	180	189,038
Series 04-G, 5.75%, 04/01/35	90	92,723
Series 05-E, 5.35%, 07/15/35	75	74,926
Series 06-E, 5.55%, 01/15/37	150	148,834
Series 08-A, 5.95%, 02/01/38	132	134,946
Series 13-A, 3.90%, 03/15/43	160	122,964
Series A, 4.20%, 03/01/29	105	104,051
Series B, 4.88%, 03/01/49	139	116,004
Series C, 3.60%, 02/01/45	65	46,569
Series C, 4.13%, 03/01/48	331	250,265
Tampa Electric Co.
3.45%, 03/15/51	20	13,806
5.00%, 07/15/52	205	180,797
Security	Par (000)	Value
Electric (continued)
Toledo Edison Co. (The), 6.15%, 05/15/37	$45	$48,750
		84,381,115
Electrical Components & Equipment — 0.1%
ABB Finance USA Inc.
3.80%, 04/03/28	1,330	1,334,561
4.38%, 05/08/42	3,230	2,853,791
Acuity Brands Lighting Inc., 2.15%, 12/15/30	915	816,952
		5,005,304
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	795	768,726
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	450	443,231
5.41%, 07/01/32	590	612,243
5.60%, 05/29/34	380	391,247
Avnet Inc.
3.00%, 05/15/31	280	253,440
5.50%, 06/01/32	200	202,250
6.25%, 03/15/28	95	98,904
Flex Ltd.
4.88%, 06/15/29	520	525,696
4.88%, 05/12/30	580	586,031
Fortive Corp., 4.30%, 06/15/46	65	53,153
Honeywell International Inc.
1.95%, 06/01/30	930	841,708
2.50%, 11/01/26	581	570,400
2.70%, 08/15/29	1,370	1,303,421
3.81%, 11/21/47	242	186,020
4.25%, 01/15/29	75	75,387
4.50%, 01/15/34	130	127,508
4.70%, 02/01/30	50	50,986
4.75%, 02/01/32	45	45,686
4.88%, 09/01/29	55	56,620
4.95%, 09/01/31	55	56,696
5.00%, 02/15/33	65	66,238
5.00%, 03/01/35	400	402,659
5.25%, 03/01/54	170	158,199
5.35%, 03/01/64	145	134,380
5.38%, 03/01/41	85	86,288
5.70%, 03/15/36	210	221,562
5.70%, 03/15/37	147	154,598
Hubbell Inc.
3.15%, 08/15/27	96	94,040
3.50%, 02/15/28	65	63,951
Jabil Inc., 3.95%, 01/12/28	30	29,741
Keysight Technologies Inc.
3.00%, 10/30/29	448	425,120
4.60%, 04/06/27	1,213	1,218,489
4.95%, 10/15/34	50	49,656
5.35%, 07/30/30	30	31,173
Trimble Inc., 4.90%, 06/15/28	594	602,512
Tyco Electronics Group SA
3.13%, 08/15/27	700	687,651
7.13%, 10/01/37	140	164,152
Vontier Corp.
2.40%, 04/01/28	425	403,553
2.95%, 04/01/31	245	223,021
		12,466,336
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	$1,220	$1,276,583
6.35%, 08/18/28	325	342,478
		1,619,061
Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50	85	56,968
5.70%, 05/15/41	10	10,301
6.20%, 03/01/40	33	35,964
Veralto Corp.
5.35%, 09/18/28	670	691,968
5.45%, 09/18/33	755	779,795
5.50%, 09/18/26	180	181,825
Waste Connections Inc.
2.95%, 01/15/52	75	47,204
3.05%, 04/01/50	107	70,072
Waste Management Inc.
2.50%, 11/15/50	40	23,484
4.10%, 03/01/45	35	29,056
4.15%, 07/15/49	182	147,681
4.63%, 02/15/30	100	101,886
4.63%, 02/15/33	35	35,175
5.35%, 10/15/54	5	4,790
		2,216,169
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	225	245,264
Conagra Brands Inc.
4.85%, 11/01/28	254	256,708
5.00%, 08/01/30	150	151,371
5.30%, 11/01/38	280	264,160
5.40%, 11/01/48	241	211,922
5.75%, 08/01/35	150	150,762
7.00%, 10/01/28	110	117,513
8.25%, 09/15/30	325	375,672
General Mills Inc.
2.25%, 10/14/31	815	716,314
2.88%, 04/15/30	606	569,003
3.00%, 02/01/51	215	135,504
3.20%, 02/10/27	588	580,095
4.15%, 02/15/43	205	166,981
4.20%, 04/17/28	918	919,214
4.70%, 01/30/27	130	130,833
4.70%, 04/17/48	95	81,869
4.88%, 01/30/30	35	35,779
4.95%, 03/29/33	215	216,302
5.25%, 01/30/35(b)	165	165,901
5.40%, 06/15/40	205	200,756
5.50%, 10/17/28	170	176,548
Hershey Co. (The)
3.13%, 11/15/49	35	23,330
3.38%, 08/15/46	100	72,456
Hormel Foods Corp.
3.05%, 06/03/51	70	44,955
4.80%, 03/30/27	115	116,192
Ingredion Inc.
2.90%, 06/01/30	520	486,371
3.90%, 06/01/50	209	150,708
J.M. Smucker Co. (The)
4.25%, 03/15/35	297	275,912
4.38%, 03/15/45	140	114,749
Security	Par (000)	Value
Food (continued)
6.20%, 11/15/33	$80	$85,961
6.50%, 11/15/53(b)	105	111,802
Kellanova
2.10%, 06/01/30	965	874,782
3.40%, 11/15/27	833	821,382
4.30%, 05/15/28	684	688,448
4.50%, 04/01/46	2,589	2,212,188
5.25%, 03/01/33	210	215,616
5.75%, 05/16/54	145	141,269
Series B, 7.45%, 04/01/31	1,044	1,196,134
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	171	176,564
Kraft Heinz Foods Co.
4.38%, 06/01/46	270	214,820
4.88%, 10/01/49	365	304,680
5.00%, 07/15/35	90	88,079
5.20%, 03/15/32	125	127,533
5.20%, 07/15/45	405	359,982
5.40%, 03/15/35(b)	130	130,738
5.50%, 06/01/50	355	321,580
6.50%, 02/09/40	105	110,650
6.88%, 01/26/39	230	250,196
Kroger Co. (The)
3.70%, 08/01/27	5	4,964
3.88%, 10/15/46	128	97,266
3.95%, 01/15/50	105	78,688
4.45%, 02/01/47	240	198,753
4.50%, 01/15/29	115	116,353
4.65%, 01/15/48	165	139,081
5.00%, 09/15/34	270	269,024
5.00%, 04/15/42	145	133,366
5.15%, 08/01/43	75	69,291
5.40%, 07/15/40	87	85,681
5.40%, 01/15/49	278	259,844
5.50%, 09/15/54	275	257,211
5.65%, 09/15/64	135	126,605
6.90%, 04/15/38	72	80,757
7.50%, 04/01/31	165	189,387
McCormick & Co. Inc./MD
1.85%, 02/15/31	280	244,596
3.40%, 08/15/27	665	656,861
4.20%, 08/15/47	319	253,467
4.95%, 04/15/33	50	50,411
Mondelez International Inc., 2.63%, 09/04/50	110	64,470
Sysco Corp.
2.40%, 02/15/30	315	291,085
3.25%, 07/15/27	114	112,427
3.30%, 02/15/50	198	132,847
4.45%, 03/15/48	142	117,481
4.50%, 04/01/46	99	83,267
4.85%, 10/01/45	70	62,282
5.38%, 09/21/35	62	63,079
5.95%, 04/01/30	190	201,943
6.60%, 04/01/40	105	115,700
6.60%, 04/01/50	215	231,536
The Campbell's Co.
2.38%, 04/24/30	93	84,984
3.13%, 04/24/50	66	42,127
4.15%, 03/15/28	758	757,802
4.75%, 03/23/35	130	124,528
4.80%, 03/15/48	296	255,805
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.40%, 03/21/34	$140	$142,060
		21,780,577
Forest Products & Paper — 0.0%
International Paper Co.
4.35%, 08/15/48	175	140,642
4.40%, 08/15/47	241	196,371
4.80%, 06/15/44	121	106,362
5.00%, 09/15/35	245	243,361
5.15%, 05/15/46	50	45,287
6.00%, 11/15/41	230	234,064
7.30%, 11/15/39	65	74,873
		1,040,960
Gas — 0.2%
Atmos Energy Corp.
2.85%, 02/15/52	245	149,617
3.38%, 09/15/49	20	13,868
4.13%, 03/15/49	140	110,966
4.15%, 01/15/43	65	54,640
4.30%, 10/01/48	180	148,446
5.50%, 06/15/41	30	30,242
5.75%, 10/15/52	25	24,891
Series ., 5.20%, 08/15/35	40	40,521
National Fuel Gas Co.
2.95%, 03/01/31	172	156,365
3.95%, 09/15/27	50	49,501
4.75%, 09/01/28	200	200,401
NiSource Inc.
5.00%, 06/15/52	220	192,528
5.35%, 04/01/34	325	332,057
5.35%, 07/15/35	275	277,802
5.40%, 06/30/33	30	30,885
5.85%, 04/01/55	950	932,927
5.95%, 06/15/41	220	223,822
6.38%, 03/31/55, (5-year CMT + 2.527%)(a)	410	421,027
6.95%, 11/30/54, (5-year CMT + 2.451%)(a)	300	312,046
ONE Gas Inc.
2.00%, 05/15/30	885	803,730
4.25%, 09/01/32	835	814,154
4.50%, 11/01/48	250	207,705
4.66%, 02/01/44	150	131,394
5.10%, 04/01/29	25	25,803
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	305	204,237
5.05%, 05/15/52	427	375,309
5.10%, 02/15/35	50	50,484
5.40%, 06/15/33	80	82,537
Southern California Gas Co.
3.75%, 09/15/42	190	148,577
5.13%, 11/15/40	160	153,658
5.20%, 06/01/33	100	102,276
5.75%, 06/01/53	100	97,814
Series UU, 4.13%, 06/01/48	185	145,479
Series VV, 4.30%, 01/15/49	165	132,084
Series WW, 3.95%, 02/15/50	272	203,563
Southwest Gas Corp.
3.70%, 04/01/28	65	64,136
3.80%, 09/29/46	155	114,011
4.15%, 06/01/49	166	127,794
5.45%, 03/23/28	35	36,022
5.80%, 12/01/27	100	102,857
Security	Par (000)	Value
Gas (continued)
Spire Missouri Inc., Series 2034, 5.15%, 08/15/34	$50	$51,209
Washington Gas Light Co.
3.65%, 09/15/49	214	152,476
Series K, 3.80%, 09/15/46	110	82,197
		8,112,058
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28	21	21,147
Stanley Black & Decker Inc., 4.85%, 11/15/48	40	33,880
		55,027
Health Care - Products — 0.2%
Agilent Technologies Inc.
2.75%, 09/15/29	707	669,819
3.05%, 09/22/26	615	606,841
Baxter International Inc.
2.54%, 02/01/32	210	182,595
3.13%, 12/01/51	180	110,382
3.50%, 08/15/46	268	185,799
Boston Scientific Corp.
4.55%, 03/01/39	45	42,534
4.70%, 03/01/49	84	74,305
6.50%, 11/15/35	35	38,852
7.38%, 01/15/40	115	138,879
Danaher Corp.
2.60%, 10/01/50	450	270,779
2.80%, 12/10/51	590	365,831
4.38%, 09/15/45	151	129,696
Dentsply Sirona Inc., 3.25%, 06/01/30	380	349,111
DH Europe Finance II SARL
3.25%, 11/15/39	335	270,083
3.40%, 11/15/49	512	363,575
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,679	1,687,305
GE HealthCare Technologies Inc., 6.38%, 11/22/52	285	304,741
Revvity Inc.
2.25%, 09/15/31	125	108,085
2.55%, 03/15/31	30	26,773
3.30%, 09/15/29	163	155,726
3.63%, 03/15/51	140	95,526
Smith & Nephew PLC
2.03%, 10/14/30	240	213,572
5.40%, 03/20/34	75	76,700
Solventum Corp.
5.60%, 03/23/34	135	139,986
5.90%, 04/30/54	230	230,152
6.00%, 05/15/64	185	186,340
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	465	422,616
3.75%, 03/15/51	340	240,273
Stryker Corp.
2.90%, 06/15/50	155	100,696
4.10%, 04/01/43	30	25,030
4.38%, 05/15/44	84	71,923
4.63%, 03/15/46	159	141,106
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	770	688,343
4.45%, 08/15/45	169	144,290
4.70%, 02/19/27	25	25,186
5.05%, 02/19/30	25	25,712
5.20%, 09/15/34	25	25,329
5.35%, 12/01/28	125	129,424
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
5.50%, 02/19/35	$25	$25,777
5.75%, 11/30/39	95	96,173
		9,185,865
Health Care - Services — 0.8%
Aetna Inc.
4.50%, 05/15/42	130	108,032
6.63%, 06/15/36	241	261,449
6.75%, 12/15/37	174	189,634
Centene Corp.
2.45%, 07/15/28	85	78,583
2.50%, 03/01/31	495	422,073
2.63%, 08/01/31	525	445,237
3.00%, 10/15/30	245	216,623
3.38%, 02/15/30	960	876,070
4.25%, 12/15/27	35	34,199
4.63%, 12/15/29	305	293,876
Cigna Group (The)
2.40%, 03/15/30	255	234,897
3.20%, 03/15/40	205	156,210
3.40%, 03/15/50	509	341,576
3.40%, 03/15/51	285	189,955
3.88%, 10/15/47	396	296,248
4.38%, 10/15/28	956	961,030
4.80%, 08/15/38	568	533,051
4.80%, 07/15/46	240	208,705
4.90%, 12/15/48	445	386,593
5.13%, 05/15/31	120	124,148
5.25%, 02/15/34	275	280,387
5.40%, 03/15/33	170	176,043
5.60%, 02/15/54	265	250,247
6.13%, 11/15/41	174	179,575
Elevance Health Inc.
2.25%, 05/15/30	15	13,680
2.55%, 03/15/31	110	99,660
2.88%, 09/15/29	70	66,319
3.13%, 05/15/50	168	107,308
3.60%, 03/15/51	235	162,743
3.65%, 12/01/27	150	148,696
3.70%, 09/15/49	230	163,724
4.10%, 03/01/28	245	244,805
4.10%, 05/15/32	345	332,233
4.38%, 12/01/47	286	231,074
4.50%, 10/30/26	105	105,413
4.55%, 03/01/48	45	37,092
4.55%, 05/15/52	110	88,767
4.63%, 05/15/42	207	180,850
4.65%, 01/15/43	220	191,687
4.65%, 08/15/44	112	96,588
4.75%, 02/15/30	160	162,596
4.75%, 02/15/33	460	457,853
4.95%, 11/01/31	260	264,483
5.10%, 01/15/44	186	170,376
5.13%, 02/15/53	120	105,842
5.15%, 06/15/29	220	226,598
5.20%, 02/15/35	300	302,148
5.38%, 06/15/34	290	296,315
5.50%, 10/15/32	440	458,445
5.65%, 06/15/54	125	118,416
5.70%, 02/15/55	180	171,366
5.85%, 01/15/36	115	120,590
5.85%, 11/01/64	275	263,546
Security	Par (000)	Value
Health Care - Services (continued)
5.95%, 12/15/34	$140	$147,575
6.10%, 10/15/52	5	5,035
6.38%, 06/15/37	44	47,483
HCA Inc.
2.38%, 07/15/31	60	52,899
3.13%, 03/15/27	75	73,802
3.50%, 09/01/30	475	452,921
3.50%, 07/15/51	479	314,414
3.63%, 03/15/32	42	39,029
4.13%, 06/15/29	228	225,800
4.50%, 02/15/27	509	509,484
4.63%, 03/15/52	292	232,141
5.13%, 06/15/39	229	215,852
5.20%, 06/01/28	65	66,583
5.25%, 06/15/49	334	294,387
5.50%, 06/01/33	585	601,713
5.50%, 06/15/47	309	285,317
5.60%, 04/01/34	115	118,111
5.88%, 02/01/29	365	380,253
5.90%, 06/01/53	205	195,234
5.95%, 09/15/54	100	95,799
6.00%, 04/01/54	285	274,945
6.10%, 04/01/64	155	149,370
Humana Inc.
3.13%, 08/15/29	175	166,565
3.95%, 08/15/49	171	122,976
4.63%, 12/01/42	237	201,137
4.80%, 03/15/47	235	195,451
4.88%, 04/01/30	204	206,654
4.95%, 10/01/44	220	191,499
5.38%, 04/15/31	100	103,007
5.55%, 05/01/35	75	75,716
5.75%, 03/01/28	60	62,074
5.75%, 12/01/28	20	20,856
5.75%, 04/15/54	110	102,149
5.88%, 03/01/33	120	125,287
5.95%, 03/15/34	180	188,412
6.00%, 05/01/55	100	95,930
ICON Investments Six DAC, 6.00%, 05/08/34	400	415,916
IQVIA Inc.
5.70%, 05/15/28	60	61,913
6.25%, 02/01/29	100	105,380
Laboratory Corp. of America Holdings
2.70%, 06/01/31	435	394,888
2.95%, 12/01/29	242	229,101
4.35%, 04/01/30	150	149,958
4.55%, 04/01/32	65	64,464
4.70%, 02/01/45	314	274,452
4.80%, 10/01/34	115	112,800
Quest Diagnostics Inc.
2.80%, 06/30/31	585	535,203
2.95%, 06/30/30	621	584,451
4.20%, 06/30/29	386	386,326
4.60%, 12/15/27	65	65,684
4.63%, 12/15/29	100	101,514
4.70%, 03/30/45	275	244,125
5.00%, 12/15/34	125	125,123
6.40%, 11/30/33	115	126,650
UnitedHealth Group Inc.
2.75%, 05/15/40	95	69,009
2.88%, 08/15/29	85	80,972
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
2.90%, 05/15/50	$110	$67,704
2.95%, 10/15/27	185	180,892
3.13%, 05/15/60	177	104,659
3.25%, 05/15/51	280	182,907
3.50%, 08/15/39	190	154,116
3.70%, 08/15/49	301	216,475
3.75%, 10/15/47	225	167,195
3.85%, 06/15/28	230	228,910
3.88%, 12/15/28	115	114,064
3.88%, 08/15/59	263	183,534
3.95%, 10/15/42	40	32,503
4.00%, 05/15/29	100	99,514
4.20%, 05/15/32	790	770,112
4.20%, 01/15/47	214	171,458
4.25%, 01/15/29	330	330,928
4.25%, 03/15/43	150	125,742
4.25%, 04/15/47	227	183,491
4.25%, 06/15/48	245	195,620
4.38%, 03/15/42	105	90,419
4.45%, 12/15/48	239	196,397
4.50%, 04/15/33	725	709,948
4.60%, 04/15/27	35	35,281
4.63%, 07/15/35	256	248,557
4.63%, 11/15/41	156	138,705
4.70%, 04/15/29	125	127,255
4.75%, 07/15/45	187	164,674
4.75%, 05/15/52	245	205,959
4.80%, 01/15/30	335	342,276
4.90%, 04/15/31	165	168,836
4.95%, 01/15/32	480	489,711
4.95%, 05/15/62	205	172,978
5.00%, 04/15/34	435	436,754
5.15%, 07/15/34	665	675,072
5.20%, 04/15/63	330	289,517
5.25%, 02/15/28	50	51,396
5.30%, 02/15/30	75	77,999
5.35%, 02/15/33	485	501,447
5.38%, 04/15/54	220	202,587
5.50%, 04/15/64	200	183,631
5.63%, 07/15/54	555	528,287
5.70%, 10/15/40	5	5,087
5.75%, 07/15/64	265	252,663
5.80%, 03/15/36	230	241,823
5.88%, 02/15/53	170	167,941
5.95%, 02/15/41	30	30,982
6.05%, 02/15/63	175	175,271
6.50%, 06/15/37	74	81,121
6.63%, 11/15/37	175	193,789
6.88%, 02/15/38	185	209,998
		34,303,628
Holding Companies - Diversified — 0.1%
HA Sustainable Infrastructure Capital Inc.
6.15%, 01/15/31	95	96,788
6.38%, 07/01/34	600	594,588
6.75%, 07/15/35	1,360	1,374,641
North Haven Private Income Fund LLC, 5.75%, 02/01/30	520	520,750
		2,586,767
Security	Par (000)	Value
Home Builders — 0.0%
MDC Holdings Inc.
2.50%, 01/15/31	$95	$84,187
3.97%, 08/06/61	125	80,379
6.00%, 01/15/43	155	141,796
PulteGroup Inc.
6.00%, 02/15/35	75	79,039
6.38%, 05/15/33	75	81,638
7.88%, 06/15/32	5	5,891
		472,930
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	77	75,184
3.50%, 11/15/51	155	98,646
4.40%, 03/15/29	240	236,037
		409,867
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	310	266,097
5.75%, 03/15/33	260	273,424
Church & Dwight Co. Inc.
3.95%, 08/01/47	40	31,129
5.00%, 06/15/52	100	89,858
5.60%, 11/15/32	75	79,158
Clorox Co. (The)
1.80%, 05/15/30	740	662,122
3.10%, 10/01/27	926	908,250
3.90%, 05/15/28	454	451,985
4.40%, 05/01/29	35	35,251
4.60%, 05/01/32	485	485,914
Kimberly-Clark Corp.
2.00%, 11/02/31	100	88,875
2.88%, 02/07/50	205	131,600
3.10%, 03/26/30	853	817,887
3.20%, 04/25/29	410	399,764
3.20%, 07/30/46	235	167,760
3.90%, 05/04/47	210	165,280
3.95%, 11/01/28	360	360,617
4.50%, 02/16/33	125	125,766
5.30%, 03/01/41	130	129,575
6.63%, 08/01/37	305	352,910
		6,023,222
Insurance — 0.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	72	86,716
Aegon Ltd., 5.50%, 04/11/48(a)	415	418,443
Aflac Inc.
3.60%, 04/01/30	159	155,462
4.00%, 10/15/46	30	23,596
4.75%, 01/15/49	72	62,273
Allstate Corp. (The)
5.35%, 06/01/33	8	8,287
6.50%, 05/15/67(a)	220	227,262
American International Group Inc.
4.50%, 07/16/44	195	169,688
4.75%, 04/01/48	281	247,206
Aon Corp.
4.50%, 12/15/28	84	84,806
6.25%, 09/30/40	105	112,984
Aon Global Ltd., 4.75%, 05/15/45	147	128,479
Aon North America Inc., 5.75%, 03/01/54	65	63,329
Arch Capital Finance LLC, 5.03%, 12/15/46	141	127,447
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Arch Capital Group Ltd., 3.64%, 06/30/50	$120	$86,705
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	95	88,341
Arthur J Gallagher & Co.
3.05%, 03/09/52	240	149,574
5.15%, 02/15/35	20	20,058
5.55%, 02/15/55	320	301,021
5.75%, 07/15/54	5	4,822
6.75%, 02/15/54	65	70,880
Assurant Inc.
2.65%, 01/15/32	1,345	1,171,733
3.70%, 02/22/30	904	875,507
4.90%, 03/27/28	159	161,207
5.55%, 02/15/36	575	574,168
AXA SA, 8.60%, 12/15/30	1,720	2,042,789
Axis Specialty Finance LLC
3.90%, 07/15/29	50	49,164
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	80	77,503
Brown & Brown Inc., 4.50%, 03/15/29	20	20,063
Chubb Corp. (The)
6.00%, 05/11/37	15	16,222
Series 1, 6.50%, 05/15/38	10	11,289
Chubb INA Holdings LLC
3.05%, 12/15/61	65	39,192
4.15%, 03/13/43	5	4,270
4.35%, 11/03/45	135	115,759
6.70%, 05/15/36	125	141,775
CNO Financial Group Inc.
5.25%, 05/30/29	286	291,575
6.45%, 06/15/34	185	194,370
Equitable Holdings Inc.
4.35%, 04/20/28	585	586,565
5.00%, 04/20/48	140	124,897
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	105	64,994
4.87%, 06/01/44	60	52,779
First American Financial Corp., 4.00%, 05/15/30	230	220,124
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	340	322,376
3.60%, 08/19/49	269	195,872
4.30%, 04/15/43	100	84,577
4.40%, 03/15/48	101	84,870
5.95%, 10/15/36	158	168,128
6.10%, 10/01/41	162	168,518
Jackson Financial Inc.
3.13%, 11/23/31	90	81,271
4.00%, 11/23/51	55	38,013
Lincoln National Corp.
3.05%, 01/15/30	50	47,524
4.35%, 03/01/48	62	49,809
6.30%, 10/09/37	62	65,729
7.00%, 06/15/40	175	196,699
Manulife Financial Corp.
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)	330	326,653
5.38%, 03/04/46	300	293,784
Markel Group Inc.
3.35%, 09/17/29	10	9,669
4.15%, 09/17/50	85	64,580
5.00%, 05/20/49	75	65,364
6.00%, 05/16/54	35	34,736
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies Inc.
4.20%, 03/01/48	$215	$175,147
4.35%, 01/30/47	247	206,635
4.38%, 03/15/29	212	214,069
4.55%, 11/08/27	65	65,731
4.65%, 03/15/30	125	127,186
4.75%, 03/15/39	70	66,564
4.85%, 11/15/31	125	127,932
4.90%, 03/15/49	312	277,731
5.00%, 03/15/35	330	330,862
5.35%, 11/15/44	75	72,188
5.40%, 03/15/55	345	326,845
5.45%, 03/15/53	35	33,434
5.45%, 03/15/54	35	33,382
5.70%, 09/15/53	10	9,886
5.88%, 08/01/33	375	401,416
MetLife Inc.
4.05%, 03/01/45	273	222,298
4.13%, 08/13/42	60	50,321
4.55%, 03/23/30	341	346,898
4.60%, 05/13/46	160	141,283
4.72%, 12/15/44	162	144,119
4.88%, 11/13/43	167	152,729
5.25%, 01/15/54	20	18,728
5.30%, 12/15/34	200	205,878
5.38%, 07/15/33	155	162,069
5.70%, 06/15/35	115	121,746
5.88%, 02/06/41	135	140,150
6.38%, 06/15/34	15	16,622
6.40%, 12/15/66	492	515,242
6.50%, 12/15/32	25	28,053
10.75%, 08/01/69	235	314,867
Munich Re America Corp., Series B, 7.45%, 12/15/26	95	99,122
Principal Financial Group Inc.
3.10%, 11/15/26	108	106,587
3.70%, 05/15/29	97	95,118
4.30%, 11/15/46	164	135,715
4.35%, 05/15/43	131	111,739
4.63%, 09/15/42	144	128,131
6.05%, 10/15/36	74	79,347
Progressive Corp. (The)
2.45%, 01/15/27	66	64,661
3.20%, 03/26/30	325	312,732
3.70%, 01/26/45	134	104,479
3.95%, 03/26/50	70	54,380
4.00%, 03/01/29	144	143,934
4.13%, 04/15/47	121	98,823
4.20%, 03/15/48	203	167,444
4.35%, 04/25/44	125	106,907
6.25%, 12/01/32	5	5,529
Prudential Financial Inc.
2.10%, 03/10/30	50	46,040
3.00%, 03/10/40	5	3,835
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	120	110,872
3.70%, 03/13/51	345	251,295
3.88%, 03/27/28	54	53,990
3.91%, 12/07/47	140	109,187
3.94%, 12/07/49	280	213,195
4.35%, 02/25/50	235	192,703
4.42%, 03/27/48	213	176,768
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.50%, 09/15/47(a)	$200	$196,960
4.60%, 05/15/44	207	182,860
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)	175	171,613
5.20%, 03/14/35	640	651,312
5.70%, 12/14/36	210	221,645
5.70%, 09/15/48(a)	50	50,830
5.75%, 07/15/33	155	166,591
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	100	103,433
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	70	73,525
6.63%, 12/01/37	100	112,456
6.63%, 06/21/40	127	143,011
6.75%, 03/01/53, (5-year CMT + 2.848%)(a)	100	105,758
Prudential Funding Asia PLC
3.13%, 04/14/30	145	138,486
3.63%, 03/24/32	270	254,394
Selective Insurance Group Inc.
5.38%, 03/01/49	100	88,817
5.90%, 04/15/35	100	103,058
Stewart Information Services Corp., 3.60%, 11/15/31	455	409,380
Travelers Companies Inc. (The)
2.55%, 04/27/50	110	65,048
3.75%, 05/15/46	133	103,478
4.00%, 05/30/47	192	153,527
4.05%, 03/07/48	150	120,537
4.10%, 03/04/49	115	91,810
4.30%, 08/25/45	200	168,647
4.60%, 08/01/43	107	94,760
5.35%, 11/01/40	295	296,897
6.25%, 06/15/37	367	404,739
6.75%, 06/20/36	159	182,432
Travelers Property Casualty Corp., 6.38%, 03/15/33	175	195,483
Unum Group
4.00%, 06/15/29	30	29,533
4.50%, 12/15/49	75	59,081
5.75%, 08/15/42	100	97,394
Willis North America Inc.
2.95%, 09/15/29	40	37,877
3.88%, 09/15/49	173	126,667
4.50%, 09/15/28	99	99,839
5.05%, 09/15/48	158	140,082
5.35%, 05/15/33	5	5,143
5.90%, 03/05/54	235	231,115
XL Group Ltd., 5.25%, 12/15/43	1,034	989,446
		26,661,704
Internet — 0.1%
Alibaba Group Holding Ltd.
3.25%, 02/09/61	500	319,720
5.63%, 11/26/54(e)	10	10,074
Amazon.com Inc.
2.50%, 06/03/50	550	326,872
2.70%, 06/03/60(b)	1,009	575,847
3.10%, 05/12/51	535	359,084
3.25%, 05/12/61	340	219,248
3.88%, 08/22/37	195	177,091
3.95%, 04/13/52	215	168,418
4.05%, 08/22/47	472	388,476
4.10%, 04/13/62	280	217,251
4.25%, 08/22/57	466	378,207
Baidu Inc., 2.38%, 10/09/30	200	183,365
Security	Par (000)	Value
Internet (continued)
Booking Holdings Inc., 3.55%, 03/15/28	$54	$53,365
eBay Inc.
3.65%, 05/10/51	375	271,193
4.00%, 07/15/42	222	182,156
JD.com Inc., 4.13%, 01/14/50	200	159,650
MercadoLibre Inc., 3.13%, 01/14/31	200	182,106
VeriSign Inc., 2.70%, 06/15/31	80	72,018
		4,244,141
Iron & Steel — 0.0%
Nucor Corp.
2.98%, 12/15/55	350	212,246
4.40%, 05/01/48	155	128,547
4.65%, 06/01/30	125	126,880
5.10%, 06/01/35	125	125,726
5.20%, 08/01/43	152	145,939
6.40%, 12/01/37	15	16,565
Steel Dynamics Inc.
3.25%, 10/15/50	65	42,927
3.45%, 04/15/30	245	234,917
5.25%, 05/15/35	50	50,541
5.38%, 08/15/34	25	25,561
5.75%, 05/15/55	55	53,717
		1,163,566
Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45	720	571,248
Lodging — 0.0%
Choice Hotels International Inc.
3.70%, 12/01/29	95	90,734
3.70%, 01/15/31	117	109,495
5.85%, 08/01/34	115	116,355
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30	265	266,917
Series GG, 3.50%, 10/15/32	220	201,742
Series X, 4.00%, 04/15/28	40	39,844
Sands China Ltd.
2.85%, 03/08/29	370	345,943
3.25%, 08/08/31	320	290,152
5.40%, 08/08/28	50	50,963
		1,512,145
Machinery — 0.4%
AGCO Corp., 5.80%, 03/21/34	390	401,282
Caterpillar Inc.
2.60%, 09/19/29	161	152,420
3.25%, 09/19/49	176	123,178
3.25%, 04/09/50	212	147,801
4.30%, 05/15/44	100	86,583
4.75%, 05/15/64	172	149,846
5.20%, 05/15/35	75	76,869
5.20%, 05/27/41	232	229,658
5.30%, 09/15/35	149	153,912
6.05%, 08/15/36	146	160,066
CNH Industrial Capital LLC
4.50%, 10/08/27	40	40,230
4.55%, 04/10/28	505	509,232
4.75%, 03/21/28	1,145	1,157,875
5.10%, 04/20/29	1,470	1,507,417
5.50%, 01/12/29	625	647,400
CNH Industrial NV, 3.85%, 11/15/27	1,212	1,205,877
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Deere & Co.
3.10%, 04/15/30	$140	$134,034
3.75%, 04/15/50	170	130,268
5.38%, 10/16/29	50	52,500
5.45%, 01/16/35	50	52,091
5.70%, 01/19/55	255	260,580
7.13%, 03/03/31	80	91,391
Dover Corp., 5.38%, 03/01/41	30	29,427
Flowserve Corp., 3.50%, 10/01/30	105	99,891
IDEX Corp., 2.63%, 06/15/31	55	49,756
John Deere Capital Corp.
1.75%, 03/09/27	10	9,673
2.45%, 01/09/30	75	70,142
2.80%, 09/08/27	40	39,152
2.80%, 07/18/29	70	66,887
3.05%, 01/06/28	15	14,700
3.45%, 03/07/29	75	73,632
4.35%, 09/15/32	125	123,924
4.38%, 10/15/30	50	50,365
5.10%, 04/11/34	140	143,364
5.15%, 09/08/33	300	310,849
Series 1, 5.05%, 06/12/34	625	637,985
Series I, 4.55%, 06/05/30	50	50,799
nVent Finance SARL, 5.65%, 05/15/33	100	102,943
Oshkosh Corp.
3.10%, 03/01/30	812	763,473
4.60%, 05/15/28	833	838,323
Otis Worldwide Corp., 3.36%, 02/15/50	25	17,306
Rockwell Automation Inc.
2.80%, 08/15/61	25	14,380
3.50%, 03/01/29	294	288,351
4.20%, 03/01/49	127	103,749
Xylem Inc./New York
1.95%, 01/30/28	1,453	1,387,287
2.25%, 01/30/31(b)	1,375	1,235,327
3.25%, 11/01/26	1,655	1,636,079
4.38%, 11/01/46	55	45,340
		15,673,614
Manufacturing — 0.3%
3M Co.
2.25%, 09/19/26	2,561	2,511,175
2.38%, 08/26/29	709	663,455
2.88%, 10/15/27	1,405	1,372,293
3.05%, 04/15/30	375	356,424
3.38%, 03/01/29	254	247,730
3.63%, 09/14/28	705	696,795
3.63%, 10/15/47	104	76,766
3.70%, 04/15/50	10	7,262
4.80%, 03/15/30	75	76,663
5.15%, 03/15/35	280	284,348
5.70%, 03/15/37	165	173,564
Carlisle Companies Inc.
2.75%, 03/01/30	152	142,124
3.75%, 12/01/27	5	4,953
Eaton Corp.
3.92%, 09/15/47	80	63,341
4.00%, 11/02/32	40	38,795
4.15%, 03/15/33	70	68,332
4.15%, 11/02/42	115	98,687
4.70%, 08/23/52	95	84,093
Security	Par (000)	Value
Manufacturing (continued)
Parker-Hannifin Corp.
3.25%, 03/01/27	$65	$64,239
3.25%, 06/14/29	285	276,279
4.00%, 06/14/49	163	128,557
4.10%, 03/01/47	81	65,809
4.20%, 11/21/34	120	115,125
4.45%, 11/21/44	118	102,228
6.25%, 05/15/38	45	49,417
Pentair Finance SARL
4.50%, 07/01/29	695	698,330
5.90%, 07/15/32	590	621,881
Teledyne Technologies Inc., 2.75%, 04/01/31	1,510	1,382,237
Textron Inc.
3.00%, 06/01/30	71	66,644
3.38%, 03/01/28	45	44,057
3.65%, 03/15/27	25	24,744
3.90%, 09/17/29	117	115,395
		10,721,742
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/61	30	18,293
3.95%, 06/30/62	75	46,443
4.40%, 12/01/61	1,000	680,394
5.50%, 04/01/63	445	364,693
6.83%, 10/23/55	40	39,981
Comcast Corp.
2.45%, 08/15/52	252	134,662
2.65%, 08/15/62	229	117,093
2.80%, 01/15/51	168	99,210
2.89%, 11/01/51	407	243,362
2.94%, 11/01/56	882	506,961
2.99%, 11/01/63	849	470,424
3.40%, 07/15/46	165	116,878
3.45%, 02/01/50	345	234,318
3.75%, 04/01/40	250	207,573
3.90%, 03/01/38	141	122,693
3.97%, 11/01/47	403	307,739
4.00%, 08/15/47	214	164,604
4.00%, 03/01/48	353	270,015
4.00%, 11/01/49	411	308,642
4.05%, 11/01/52	399	297,869
4.60%, 10/15/38	385	358,214
4.60%, 08/15/45	176	150,738
4.65%, 02/15/33	225	224,451
4.65%, 07/15/42	219	194,237
4.70%, 10/15/48	200	170,565
4.75%, 03/01/44	144	126,595
4.80%, 05/15/33	50	50,060
4.95%, 10/15/58	290	246,631
5.35%, 05/15/53	100	91,613
5.50%, 05/15/64	135	124,063
5.65%, 06/15/35	83	86,951
6.45%, 03/15/37	85	94,131
6.50%, 11/15/35	313	348,249
6.55%, 07/01/39	70	77,551
6.95%, 08/15/37	190	216,474
FactSet Research Systems Inc., 3.45%, 03/01/32	240	221,194
Fox Corp.
5.48%, 01/25/39	300	295,879
5.58%, 01/25/49	414	389,800
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Grupo Televisa SAB
5.00%, 05/13/45	$65	$45,309
6.13%, 01/31/46	45	36,321
6.63%, 01/15/40	205	189,291
NBCUniversal Media LLC
4.45%, 01/15/43	145	124,262
6.40%, 04/30/40	80	87,258
Paramount Global
4.38%, 03/15/43	127	96,589
4.60%, 01/15/45	101	77,696
4.85%, 07/01/42	30	24,436
4.90%, 08/15/44	147	117,857
4.95%, 01/15/31	140	139,156
4.95%, 05/19/50	245	191,938
5.25%, 04/01/44	128	104,809
5.50%, 05/15/33	62	61,212
5.85%, 09/01/43	170	152,998
5.90%, 10/15/40	77	72,318
6.88%, 04/30/36	227	240,842
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	270	182,744
3.70%, 12/01/42	100	79,818
4.13%, 06/01/44	211	175,852
4.38%, 08/16/41	120	105,616
Series E, 4.13%, 12/01/41	140	119,881
Walt Disney Co. (The)
2.75%, 09/01/49	485	302,341
3.50%, 05/13/40	56	46,264
3.60%, 01/13/51	640	469,433
3.80%, 05/13/60	566	410,889
4.70%, 03/23/50	291	257,526
6.15%, 03/01/37	95	104,203
6.15%, 02/15/41	49	52,834
7.75%, 12/01/45	265	336,390
		12,625,326
Metal Fabricate & Hardware — 0.0%
Valmont Industries Inc.
5.00%, 10/01/44	139	126,683
5.25%, 10/01/54	120	106,610
		233,293
Mining — 0.1%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	30	28,883
3.75%, 10/01/30	510	481,480
Kinross Gold Corp., 4.50%, 07/15/27	434	434,874
Newmont Corp.
2.60%, 07/15/32(b)	40	35,756
4.88%, 03/15/42	237	222,779
5.45%, 06/09/44	155	152,482
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	30	18,176
5.20%, 11/02/40	320	315,938
Rio Tinto Finance USA PLC
4.75%, 03/22/42	135	123,331
5.00%, 03/09/33	115	117,393
5.13%, 03/09/53	230	211,276
5.75%, 03/14/55	5	4,986
Yamana Gold Inc., 2.63%, 08/15/31	80	71,041
		2,218,395
Security	Par (000)	Value
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	$555	$531,111
3.57%, 12/01/31	70	65,203
4.25%, 04/01/28	390	387,992
		984,306
Oil & Gas — 0.7%
APA Corp., 6.75%, 02/15/55(e)	140	132,892
BP Capital Markets America Inc.
2.77%, 11/10/50	367	221,821
2.94%, 06/04/51	350	217,188
3.00%, 02/24/50	375	238,894
3.00%, 03/17/52	220	137,534
3.38%, 02/08/61	660	422,758
3.63%, 04/06/30	105	102,710
3.94%, 09/21/28	55	54,842
4.23%, 11/06/28	30	30,141
4.89%, 09/11/33	30	30,193
BP Capital Markets PLC, 3.72%, 11/28/28	100	98,926
Burlington Resources LLC
5.95%, 10/15/36	145	154,528
7.20%, 08/15/31	167	190,585
ConocoPhillips Co.
4.03%, 03/15/62	430	308,764
4.30%, 11/15/44	199	167,382
4.85%, 01/15/32	170	172,904
5.05%, 09/15/33	80	81,715
5.30%, 05/15/53	5	4,585
5.50%, 01/15/55	245	230,811
5.55%, 03/15/54	180	170,915
5.65%, 01/15/65	245	231,225
5.70%, 09/15/63	120	114,222
5.90%, 10/15/32	217	234,820
5.90%, 05/15/38	400	423,949
5.95%, 03/15/46	30	31,382
6.50%, 02/01/39	270	301,099
6.95%, 04/15/29	230	251,738
Devon Energy Corp.
4.75%, 05/15/42	129	108,764
5.00%, 06/15/45	127	106,672
5.60%, 07/15/41	250	234,021
5.75%, 09/15/54	10	8,953
7.88%, 09/30/31	45	51,981
7.95%, 04/15/32	20	23,126
Diamondback Energy Inc.
3.50%, 12/01/29	368	354,651
4.25%, 03/15/52	85	63,748
4.40%, 03/24/51	113	87,591
5.40%, 04/18/34	150	151,545
5.55%, 04/01/35	70	70,844
5.75%, 04/18/54	45	41,658
5.90%, 04/18/64	295	272,832
6.25%, 03/15/53	125	123,559
Eni USA Inc., 7.30%, 11/15/27	295	313,720
EOG Resources Inc.
3.90%, 04/01/35	125	114,565
4.38%, 04/15/30	45	45,265
4.95%, 04/15/50	212	186,689
EQT Corp.
3.90%, 10/01/27	110	108,946
5.00%, 01/15/29	85	85,992
5.75%, 02/01/34	225	233,015
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.00%, 02/01/30	$315	$342,629
Equinor ASA
2.38%, 05/22/30	305	282,320
3.00%, 04/06/27	255	251,449
3.13%, 04/06/30	380	364,320
3.25%, 11/18/49	165	114,766
3.63%, 09/10/28	594	588,607
3.70%, 04/06/50	405	306,183
3.95%, 05/15/43	112	93,958
4.25%, 06/02/28	85	85,684
4.25%, 11/23/41	192	169,979
4.80%, 11/08/43	150	139,106
5.10%, 08/17/40	300	298,253
5.13%, 06/03/35	475	483,998
7.25%, 09/23/27	225	239,340
Hess Corp.
4.30%, 04/01/27	745	746,857
5.60%, 02/15/41	234	236,998
6.00%, 01/15/40	35	37,461
7.13%, 03/15/33	440	506,926
7.30%, 08/15/31	413	476,388
7.88%, 10/01/29	200	227,209
Marathon Petroleum Corp.
3.80%, 04/01/28	5	4,950
4.75%, 09/15/44	6	5,051
5.00%, 09/15/54	126	102,617
6.50%, 03/01/41	183	192,179
Occidental Petroleum Corp.
4.40%, 04/15/46	110	83,436
6.05%, 10/01/54	55	51,267
6.20%, 03/15/40	115	113,498
6.45%, 09/15/36	315	326,128
6.60%, 03/15/46	200	200,902
6.63%, 09/01/30	40	42,553
7.50%, 05/01/31	155	173,269
7.88%, 09/15/31	85	96,064
7.95%, 06/15/39	90	102,573
Ovintiv Inc.
5.65%, 05/15/28	190	195,545
6.25%, 07/15/33	245	254,920
6.50%, 08/15/34	230	242,172
6.50%, 02/01/38	187	192,357
6.63%, 08/15/37	45	46,706
7.20%, 11/01/31	340	372,892
7.38%, 11/01/31	737	816,062
8.13%, 09/15/30	155	177,555
Phillips 66
3.30%, 03/15/52	140	90,020
3.90%, 03/15/28	400	397,716
4.65%, 11/15/34	64	61,739
4.88%, 11/15/44	395	345,768
5.88%, 05/01/42	122	122,256
Phillips 66 Co.
4.95%, 03/15/35(b)	145	141,991
5.25%, 06/15/31	75	77,760
5.30%, 06/30/33	265	270,498
5.50%, 03/15/55	155	141,742
5.65%, 06/15/54	135	125,679
Shell Finance U.S. Inc.
3.25%, 04/06/50	30	20,535
4.13%, 05/11/35	390	370,304
Security	Par (000)	Value
Oil & Gas (continued)
Shell International Finance BV
3.00%, 11/26/51	$560	$359,450
6.38%, 12/15/38	440	490,482
TotalEnergies Capital International SA
2.83%, 01/10/30	130	124,244
2.99%, 06/29/41	55	40,830
3.13%, 05/29/50	513	337,448
3.39%, 06/29/60	515	331,857
3.46%, 02/19/29	120	118,148
3.46%, 07/12/49	270	190,307
TotalEnergies Capital SA
3.88%, 10/11/28	290	289,688
5.15%, 04/05/34	125	128,819
5.28%, 09/10/54	255	235,565
5.43%, 09/10/64	140	129,888
5.49%, 04/05/54	235	223,815
5.64%, 04/05/64	340	325,431
Valero Energy Corp.
3.65%, 12/01/51	340	229,210
4.00%, 04/01/29	45	44,491
4.35%, 06/01/28	163	163,575
4.90%, 03/15/45	71	62,074
6.63%, 06/15/37	420	458,410
7.50%, 04/15/32	191	219,943
Woodside Finance Ltd.
5.10%, 09/12/34	1,135	1,111,522
5.70%, 05/19/32	210	216,991
5.70%, 09/12/54	170	156,146
6.00%, 05/19/35	4,005	4,136,295
		29,622,424
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	426	409,835
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29	497	478,211
3.34%, 12/15/27	1,261	1,241,058
Halliburton Co.
2.92%, 03/01/30	388	364,863
4.50%, 11/15/41	85	72,902
4.75%, 08/01/43	200	173,391
4.85%, 11/15/35	180	174,755
6.70%, 09/15/38	213	233,919
7.45%, 09/15/39	200	234,265
NOV Inc.
3.60%, 12/01/29	521	503,306
3.95%, 12/01/42	125	94,621
Schlumberger Investment SA, 2.65%, 06/26/30	360	334,742
		4,315,868
Packaging & Containers — 0.0%
Amcor Finance USA Inc.
4.50%, 05/15/28	231	232,065
5.63%, 05/26/33	220	228,504
Amcor Flexibles North America Inc.
2.63%, 06/19/30	195	179,374
2.69%, 05/25/31	40	36,206
Berry Global Inc., 5.65%, 01/15/34	275	285,852
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	400	410,826
Sonoco Products Co., 5.75%, 11/01/40	35	35,397
WestRock MWV LLC, 8.20%, 01/15/30	5	5,759
49
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
WRKCo Inc.
3.00%, 06/15/33	$180	$158,477
4.20%, 06/01/32	25	24,180
		1,596,640
Pharmaceuticals — 1.1%
AbbVie Inc.
4.05%, 11/21/39	648	570,097
4.25%, 11/14/28	110	110,874
4.25%, 11/21/49	874	711,051
4.30%, 05/14/36	323	305,874
4.40%, 11/06/42	432	379,516
4.45%, 05/14/46	310	266,302
4.50%, 05/14/35	455	440,723
4.63%, 10/01/42	177	160,784
4.65%, 03/15/28	100	101,613
4.70%, 05/14/45	328	293,682
4.88%, 03/15/30	110	113,259
4.88%, 11/14/48	418	377,145
5.20%, 03/15/35	95	97,201
5.40%, 03/15/54	390	374,771
5.50%, 03/15/64	310	297,184
5.60%, 03/15/55	305	301,260
Astrazeneca Finance LLC
4.88%, 03/03/28	55	56,238
4.88%, 03/03/33	205	209,500
4.90%, 03/03/30	105	108,387
5.00%, 02/26/34	105	107,306
AstraZeneca PLC
3.13%, 06/12/27	935	923,524
4.00%, 01/17/29	149	149,058
4.00%, 09/18/42	314	266,928
4.38%, 11/16/45	5	4,351
4.38%, 08/17/48	74	63,489
6.45%, 09/15/37	800	902,225
Bristol-Myers Squibb Co.
2.55%, 11/13/50	95	55,080
3.25%, 02/27/27	165	163,379
3.25%, 08/01/42	153	115,272
3.70%, 03/15/52	340	245,198
3.90%, 03/15/62	450	318,016
4.25%, 10/26/49	518	414,728
4.35%, 11/15/47	408	337,768
4.50%, 03/01/44	120	104,325
4.55%, 02/20/48	225	191,477
5.00%, 08/15/45	295	274,303
5.55%, 02/22/54	580	559,073
5.65%, 02/22/64	240	229,705
6.25%, 11/15/53	120	126,920
6.40%, 11/15/63	115	122,923
Cardinal Health Inc.
3.41%, 06/15/27	160	157,937
4.37%, 06/15/47	202	162,922
4.50%, 09/15/30	100	100,167
4.50%, 11/15/44	71	59,008
4.60%, 03/15/43	80	68,152
4.70%, 11/15/26	90	90,573
4.90%, 09/15/45	40	35,109
5.00%, 11/15/29	130	133,134
5.13%, 02/15/29	100	102,794
5.15%, 09/15/35	100	99,291
5.35%, 11/15/34	790	801,630
Security	Par (000)	Value
Pharmaceuticals (continued)
5.45%, 02/15/34	$215	$220,799
5.75%, 11/15/54	65	62,713
Cencora Inc.
3.45%, 12/15/27	425	418,629
4.25%, 03/01/45	252	205,614
4.30%, 12/15/47	314	253,529
4.85%, 12/15/29	75	76,540
5.13%, 02/15/34	425	429,741
5.15%, 02/15/35	35	35,279
CVS Health Corp.
3.25%, 08/15/29	130	124,350
3.75%, 04/01/30	130	125,609
4.13%, 04/01/40	120	100,563
4.25%, 04/01/50	338	255,101
4.78%, 03/25/38	1,092	1,006,067
4.88%, 07/20/35	237	227,409
5.05%, 03/25/48	926	795,040
5.13%, 07/20/45	465	408,892
5.25%, 02/21/33	235	237,712
5.30%, 12/05/43	205	186,584
5.63%, 02/21/53	365	333,408
5.88%, 06/01/53	265	250,777
6.00%, 06/01/63	265	251,213
6.13%, 09/15/39	145	148,863
Eli Lilly & Co.
2.50%, 09/15/60	550	299,879
3.10%, 05/15/27	200	197,411
3.38%, 03/15/29	10	9,811
3.70%, 03/01/45	155	122,259
3.95%, 03/15/49	100	78,951
4.15%, 03/15/59	455	354,354
4.70%, 02/27/33	105	106,312
4.88%, 02/27/53	120	108,151
4.95%, 02/27/63	125	111,302
5.00%, 02/09/54	70	64,113
5.05%, 08/14/54	25	23,150
5.10%, 02/09/64	245	222,919
5.20%, 08/14/64	160	147,918
5.50%, 03/15/27	85	87,073
5.50%, 02/12/55	40	39,522
5.55%, 03/15/37	170	180,647
5.60%, 02/12/65	50	49,564
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	484	483,775
4.20%, 03/18/43	105	90,178
4.50%, 04/15/30	25	25,296
4.88%, 04/15/35	95	94,947
6.38%, 05/15/38	436	485,224
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	244	238,208
4.32%, 03/12/27	25	25,155
Johnson & Johnson
2.45%, 09/01/60(b)	760	416,340
3.40%, 01/15/38	5	4,325
3.50%, 01/15/48	162	123,090
3.70%, 03/01/46	170	135,812
3.75%, 03/03/47	255	203,787
4.50%, 12/05/43	268	247,679
4.85%, 05/15/41	142	138,305
5.85%, 07/15/38	185	202,339
5.95%, 08/15/37	62	68,535
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
McKesson Corp.
4.25%, 09/15/29	$75	$75,263
4.65%, 05/30/30	50	50,813
4.95%, 05/30/32	50	50,985
5.10%, 07/15/33	500	512,499
5.25%, 05/30/35	50	50,908
Mead Johnson Nutrition Co.
4.60%, 06/01/44	177	155,610
5.90%, 11/01/39	228	239,916
Merck & Co. Inc.
2.15%, 12/10/31	100	87,951
2.45%, 06/24/50	55	31,693
2.75%, 12/10/51	380	230,413
2.90%, 12/10/61	640	368,342
3.40%, 03/07/29	5	4,904
3.60%, 09/15/42	100	79,256
3.70%, 02/10/45	390	305,342
3.90%, 03/07/39	110	96,826
4.00%, 03/07/49	361	283,935
4.15%, 05/18/43	380	322,791
4.50%, 05/17/33	300	299,975
5.00%, 05/17/53	55	49,838
5.15%, 05/17/63	255	231,268
6.50%, 12/01/33	236	266,929
6.55%, 09/15/37	127	144,416
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	137	146,479
5.95%, 12/01/28	350	371,109
Novartis Capital Corp.
2.75%, 08/14/50	360	226,845
3.80%, 09/18/29	185	184,393
4.00%, 09/18/31	175	173,753
4.00%, 11/20/45	105	86,527
4.20%, 09/18/34	1,275	1,234,231
4.70%, 09/18/54	530	468,033
Pfizer Inc.
2.70%, 05/28/50	235	143,504
4.00%, 12/15/36	45	41,371
4.00%, 03/15/49	210	164,102
4.10%, 09/15/38	145	130,315
4.13%, 12/15/46	105	85,286
4.20%, 09/15/48	320	261,027
7.20%, 03/15/39	185	219,194
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33	715	716,666
5.30%, 05/19/53	660	614,681
5.34%, 05/19/63	885	805,585
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	420	273,946
3.38%, 07/09/60	250	157,751
5.00%, 11/26/28	190	194,304
5.80%, 07/05/64	250	242,533
Zoetis Inc.
2.00%, 05/15/30	390	353,715
3.00%, 09/12/27	1,175	1,152,104
3.00%, 05/15/50	1,095	709,070
3.90%, 08/20/28	341	340,495
3.95%, 09/12/47	335	264,045
4.15%, 08/17/28	150	150,384
4.45%, 08/20/48	1,081	909,376
4.70%, 02/01/43	4,810	4,345,468
Security	Par (000)	Value
Pharmaceuticals (continued)
5.00%, 08/17/35	$150	$149,372
5.60%, 11/16/32	910	963,599
		44,321,125
Pipelines — 1.3%
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	8,985	7,387,812
3.70%, 11/15/29	767	745,224
5.13%, 06/30/27	502	507,304
Cheniere Energy Inc.
4.63%, 10/15/28	9,440	9,430,397
5.65%, 04/15/34	4,220	4,307,397
Cheniere Energy Partners LP
3.25%, 01/31/32	190	171,955
4.00%, 03/01/31	225	216,907
5.55%, 10/30/35(e)	25	25,240
5.95%, 06/30/33	101	105,780
Columbia Pipeline Group Inc., 5.80%, 06/01/45	105	102,829
Enbridge Energy Partners LP
7.38%, 10/15/45	75	86,296
Series B, 7.50%, 04/15/38	125	145,891
Enbridge Inc.
2.50%, 08/01/33	770	646,904
3.13%, 11/15/29	10	9,525
3.40%, 08/01/51	215	141,784
3.70%, 07/15/27	94	93,155
4.00%, 11/15/49	190	140,542
4.25%, 12/01/26	70	69,985
4.50%, 06/10/44	135	112,529
4.60%, 06/20/28	75	75,784
4.90%, 06/20/30(b)	125	127,585
5.30%, 04/05/29	55	56,727
5.50%, 12/01/46	115	110,406
5.55%, 06/20/35	200	203,730
5.63%, 04/05/34	185	190,857
5.70%, 03/08/33	375	390,932
6.00%, 11/15/28	130	136,981
6.70%, 11/15/53	115	123,837
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)	10	10,402
7.38%, 03/15/55, (5-year CMT + 3.122%)(a)	20	21,028
Enterprise Products Operating LLC
2.80%, 01/31/30	172	162,309
3.13%, 07/31/29	145	139,670
3.95%, 01/31/60	176	126,659
4.15%, 10/16/28	120	120,484
4.20%, 01/31/50	136	107,000
4.25%, 02/15/48	5	4,037
4.45%, 02/15/43	113	97,478
4.80%, 02/01/49	211	182,523
4.85%, 08/15/42	102	92,618
4.85%, 03/15/44	80	72,261
4.90%, 05/15/46	223	199,726
4.95%, 10/15/54	224	194,093
5.10%, 02/15/45	264	244,083
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)	255	252,195
5.70%, 02/15/42	118	118,491
5.95%, 02/01/41	148	153,277
6.13%, 10/15/39	115	122,589
6.45%, 09/01/40	104	114,100
7.55%, 04/15/38	64	75,866
Series D, 6.88%, 03/01/33	45	50,646
51
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(a)	$90	$89,234
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	53	45,580
5.00%, 08/15/42	105	94,034
5.00%, 03/01/43	150	134,245
5.40%, 09/01/44	169	156,546
5.50%, 03/01/44	206	194,024
5.63%, 09/01/41	95	92,163
5.80%, 03/15/35	205	211,476
6.38%, 03/01/41	144	150,649
6.50%, 02/01/37	127	135,671
6.50%, 09/01/39	148	158,335
6.55%, 09/15/40	119	127,265
6.95%, 01/15/38	240	267,016
7.30%, 08/15/33	282	319,034
7.40%, 03/15/31	45	50,851
7.50%, 11/15/40	86	99,950
7.75%, 03/15/32	100	115,741
Kinder Morgan Inc.
2.00%, 02/15/31	50	44,051
3.25%, 08/01/50	62	39,449
3.60%, 02/15/51	135	91,825
4.30%, 03/01/28	492	493,841
4.80%, 02/01/33	380	375,750
5.00%, 02/01/29	150	153,236
5.05%, 02/15/46	65	57,130
5.10%, 08/01/29	105	107,847
5.15%, 06/01/30	55	56,600
5.20%, 06/01/33	600	606,983
5.20%, 03/01/48	249	222,056
5.30%, 12/01/34	555	558,294
5.40%, 02/01/34	315	320,626
5.55%, 06/01/45	306	287,848
5.85%, 06/01/35	30	31,167
5.95%, 08/01/54	85	82,542
7.75%, 01/15/32	177	204,364
7.80%, 08/01/31	135	156,208
MPLX LP
4.00%, 03/15/28	184	182,939
4.25%, 12/01/27	30	30,013
4.50%, 04/15/38	346	308,064
4.70%, 04/15/48	363	294,202
4.80%, 02/15/29	88	89,161
4.90%, 04/15/58	127	101,979
4.95%, 03/14/52	120	98,745
5.20%, 03/01/47	227	197,540
5.50%, 02/15/49	266	239,239
Northwest Pipeline LLC, 4.00%, 04/01/27	97	96,647
ONEOK Inc.
3.10%, 03/15/30	310	292,154
3.25%, 06/01/30	120	113,457
3.40%, 09/01/29	120	115,317
3.95%, 03/01/50	165	116,780
4.00%, 07/13/27	464	462,266
4.20%, 10/03/47	120	90,350
4.35%, 03/15/29	175	174,650
4.45%, 09/01/49	195	151,983
4.50%, 03/15/50	128	99,912
4.55%, 07/15/28	478	481,663
4.75%, 10/15/31	100	100,002
Security	Par (000)	Value
Pipelines (continued)
4.85%, 02/01/49	$104	$84,794
4.95%, 10/15/32	125	124,238
4.95%, 07/13/47	147	124,815
5.05%, 11/01/34	535	521,820
5.20%, 07/15/48	220	192,095
5.38%, 06/01/29	325	334,503
5.40%, 10/15/35	125	123,854
5.65%, 09/01/34	670	681,338
5.70%, 11/01/54	295	268,891
5.80%, 11/01/30	120	126,207
5.85%, 11/01/64	55	50,231
6.00%, 06/15/35	140	145,008
6.05%, 09/01/33	250	262,908
6.10%, 11/15/32	165	175,334
6.25%, 10/15/55	350	342,023
6.35%, 01/15/31	225	241,449
6.63%, 09/01/53	65	66,683
7.15%, 01/15/51	5	5,371
ONEOK Partners LP
6.13%, 02/01/41	136	137,142
6.20%, 09/15/43	141	141,201
6.65%, 10/01/36	265	286,206
6.85%, 10/15/37	195	212,737
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	272	271,910
4.50%, 05/15/30	331	332,028
5.00%, 03/15/27	252	253,445
5.90%, 09/15/37	55	57,816
Spectra Energy Partners LP
3.38%, 10/15/26	30	29,685
4.50%, 03/15/45	164	137,027
5.95%, 09/25/43	287	284,458
Targa Resources Corp.
4.20%, 02/01/33	510	480,770
4.90%, 09/15/30	200	203,037
4.95%, 04/15/52	175	144,870
5.50%, 02/15/35	45	45,391
5.55%, 08/15/35	245	246,532
5.65%, 02/15/36	200	202,265
6.13%, 03/15/33	70	74,066
6.13%, 05/15/55	160	155,366
6.50%, 03/30/34	305	329,713
6.50%, 02/15/53	250	255,391
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	560	526,783
4.88%, 02/01/31	205	204,174
5.50%, 03/01/30	290	295,692
TC PipeLines LP, 3.90%, 05/25/27	155	154,019
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	70	72,700
7.00%, 10/15/28	10	10,763
7.63%, 04/01/37	65	76,742
Texas Eastern Transmission LP, 7.00%, 07/15/32	317	353,033
TransCanada PipeLines Ltd.
4.10%, 04/15/30	214	210,763
4.25%, 05/15/28	160	160,131
4.63%, 03/01/34	160	154,235
4.88%, 05/15/48	75	65,677
5.10%, 03/15/49	129	116,210
5.60%, 03/31/34	60	61,474
Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.85%, 03/15/36	$100	$103,561
6.10%, 06/01/40	105	108,695
6.20%, 10/15/37	269	283,628
7.00%, 06/01/65, (5-year CMT + 2.614%)(a)	5	5,082
7.25%, 08/15/38	164	186,364
7.63%, 01/15/39	180	211,371
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	175	131,210
4.00%, 03/15/28	25	24,929
4.45%, 08/01/42	27	22,937
4.60%, 03/15/48	187	157,297
5.40%, 08/15/41	93	89,247
Valero Energy Partners LP, 4.50%, 03/15/28	215	216,331
Western Midstream Operating LP
4.05%, 02/01/30	205	199,180
4.50%, 03/01/28	135	134,841
5.25%, 02/01/50	230	192,476
5.30%, 03/01/48	5	4,209
5.45%, 11/15/34	130	128,280
5.45%, 04/01/44	115	100,972
5.50%, 08/15/48	110	94,546
6.15%, 04/01/33	580	607,407
Williams Companies Inc. (The)
3.75%, 06/15/27	187	185,466
4.63%, 06/30/30	175	175,940
4.85%, 03/01/48	235	202,193
4.90%, 01/15/45	97	85,124
5.10%, 09/15/45	266	240,150
5.15%, 03/15/34	345	345,774
5.30%, 09/30/35	200	199,940
5.40%, 03/04/44	198	186,571
5.60%, 03/15/35	190	195,040
5.65%, 03/15/33	65	67,718
5.75%, 06/24/44	40	39,291
5.80%, 11/15/43	71	70,353
5.80%, 11/15/54	95	91,782
6.00%, 03/15/55	45	44,764
6.30%, 04/15/40	285	302,067
8.75%, 03/15/32	138	166,660
Series A, 7.50%, 01/15/31	57	64,540
		54,975,474
Private Equity — 0.0%
Brookfield Finance Inc., 5.81%, 03/03/55	75	73,578
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31	1,135	1,022,103
4.80%, 06/15/30	100	101,443
5.50%, 04/01/29	95	98,524
5.50%, 06/15/35	100	102,041
5.95%, 08/15/34	270	286,232
Jones Lang LaSalle Inc., 6.88%, 12/01/28	10	10,750
		1,621,093
Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	405	328,456
2.75%, 12/15/29	45	42,184
2.95%, 03/15/34	205	174,959
3.00%, 05/18/51	100	60,778
3.38%, 08/15/31	60	55,996
3.55%, 03/15/52	115	77,656
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.95%, 01/15/27	$83	$82,620
3.95%, 01/15/28	40	39,743
4.00%, 02/01/50	205	152,269
4.50%, 07/30/29	35	35,139
4.70%, 07/01/30	32	32,230
4.85%, 04/15/49	152	127,935
4.90%, 12/15/30	65	66,000
American Tower Corp.
1.88%, 10/15/30	170	149,760
2.10%, 06/15/30	365	328,183
2.30%, 09/15/31	85	74,818
2.70%, 04/15/31	115	104,318
2.75%, 01/15/27	315	308,881
2.90%, 01/15/30	235	220,788
2.95%, 01/15/51	335	209,634
3.10%, 06/15/50	55	35,642
3.13%, 01/15/27	380	374,278
3.38%, 10/15/26	480	475,337
3.55%, 07/15/27	445	440,142
3.60%, 01/15/28	535	527,866
3.70%, 10/15/49	297	215,486
3.80%, 08/15/29	500	489,716
3.95%, 03/15/29	76	75,159
4.05%, 03/15/32	30	28,892
4.90%, 03/15/30	175	178,521
5.00%, 01/31/30	25	25,588
5.20%, 02/15/29	75	77,138
5.25%, 07/15/28	70	71,992
5.35%, 03/15/35	215	220,509
5.40%, 01/31/35	125	128,181
5.45%, 02/15/34	145	149,518
5.50%, 03/15/28	25	25,764
5.55%, 07/15/33	290	301,147
5.65%, 03/15/33	10	10,446
5.90%, 11/15/33	90	95,585
AvalonBay Communities Inc.
2.30%, 03/01/30	47	43,235
3.30%, 06/01/29	85	82,497
3.90%, 10/15/46	39	30,421
4.35%, 04/15/48	117	97,702
5.00%, 02/15/33	400	407,247
Boston Properties LP
2.45%, 10/01/33	350	284,139
2.55%, 04/01/32	270	231,532
2.75%, 10/01/26	490	481,504
2.90%, 03/15/30	320	296,764
3.25%, 01/30/31	319	296,477
3.40%, 06/21/29	331	317,270
4.50%, 12/01/28	245	245,072
5.75%, 01/15/35	125	126,763
6.50%, 01/15/34(b)	165	177,233
6.75%, 12/01/27	70	73,642
Brixmor Operating Partnership LP
2.50%, 08/16/31	5	4,433
4.05%, 07/01/30	319	312,578
4.13%, 05/15/29	45	44,589
COPT Defense Properties LP
2.00%, 01/15/29	195	180,107
2.75%, 04/15/31	205	184,718
2.90%, 12/01/33	165	138,469
Cousins Properties LP, 5.88%, 10/01/34	195	201,666
53
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Crown Castle Inc.
2.10%, 04/01/31	$355	$309,475
2.25%, 01/15/31	345	305,521
2.50%, 07/15/31	275	243,406
2.90%, 03/15/27	170	166,500
3.10%, 11/15/29	105	99,577
3.25%, 01/15/51	168	109,705
3.30%, 07/01/30	350	330,570
3.65%, 09/01/27	735	725,734
3.80%, 02/15/28	827	816,726
4.00%, 03/01/27	225	223,941
4.00%, 11/15/49	130	96,731
4.15%, 07/01/50	215	164,285
4.30%, 02/15/29	355	353,103
4.75%, 05/15/47	224	193,634
4.80%, 09/01/28	120	121,376
5.00%, 01/11/28	260	263,508
5.10%, 05/01/33	360	361,062
5.20%, 02/15/49	221	197,255
5.60%, 06/01/29	205	212,987
5.80%, 03/01/34	45	46,958
CubeSmart LP
3.00%, 02/15/30	30	28,294
4.38%, 02/15/29	5	4,996
Digital Realty Trust LP
3.60%, 07/01/29	3,024	2,950,109
3.70%, 08/15/27	1,279	1,269,018
4.45%, 07/15/28	4,582	4,614,497
5.55%, 01/15/28	485	499,616
DOC DR LLC
2.63%, 11/01/31	20	17,827
3.95%, 01/15/28	70	69,622
EPR Properties
3.60%, 11/15/31	100	91,724
4.50%, 06/01/27	95	94,750
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	960	984,745
Equinix Inc.
1.55%, 03/15/28	55	51,557
2.00%, 05/15/28	25	23,628
2.15%, 07/15/30	705	635,422
2.50%, 05/15/31	270	242,314
2.90%, 11/18/26	780	767,164
2.95%, 09/15/51	225	137,986
3.00%, 07/15/50	162	101,790
3.20%, 11/18/29	823	786,188
3.40%, 02/15/52	110	73,444
3.90%, 04/15/32	90	85,667
ERP Operating LP
2.50%, 02/15/30	30	27,975
2.85%, 11/01/26	22	21,693
3.00%, 07/01/29	72	69,088
3.25%, 08/01/27	20	19,717
3.50%, 03/01/28	5	4,934
4.00%, 08/01/47	10	7,817
4.15%, 12/01/28	25	25,062
4.50%, 07/01/44	45	39,055
4.50%, 06/01/45	31	26,707
Federal Realty OP LP
3.20%, 06/15/29	219	210,262
3.25%, 07/15/27	585	574,616
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.50%, 06/01/30	$665	$640,335
4.50%, 12/01/44	60	51,029
5.38%, 05/01/28	895	920,156
Healthpeak OP LLC
3.00%, 01/15/30	484	458,254
3.50%, 07/15/29	461	448,061
4.75%, 01/15/33	25	24,839
5.25%, 12/15/32	15	15,330
6.75%, 02/01/41	155	169,391
Highwoods Realty LP
2.60%, 02/01/31	20	17,561
3.05%, 02/15/30	135	124,646
4.20%, 04/15/29	60	58,739
7.65%, 02/01/34	50	56,568
Host Hotels & Resorts LP
5.70%, 07/01/34	5	5,086
Series H, 3.38%, 12/15/29	235	222,873
Series I, 3.50%, 09/15/30	415	390,168
Series J, 2.90%, 12/15/31	55	48,796
Kilroy Realty LP
2.50%, 11/15/32	230	188,541
3.05%, 02/15/30	360	331,160
4.25%, 08/15/29	305	298,079
4.75%, 12/15/28	305	305,538
Kimco Realty OP LLC
2.80%, 10/01/26	70	68,919
3.70%, 10/01/49	62	44,897
3.80%, 04/01/27	30	29,812
4.13%, 12/01/46	137	108,633
4.25%, 04/01/45	80	65,875
4.45%, 09/01/47	105	87,531
Omega Healthcare Investors Inc.
3.25%, 04/15/33	260	226,179
3.38%, 02/01/31	120	110,888
3.63%, 10/01/29	167	159,781
Piedmont Operating Partnership LP, 3.15%, 08/15/30	160	144,732
Prologis LP
2.13%, 04/15/27	25	24,261
2.13%, 10/15/50	90	47,603
2.25%, 04/15/30	15	13,795
2.25%, 01/15/32	45	39,375
2.88%, 11/15/29	45	42,747
3.00%, 04/15/50	111	71,471
3.05%, 03/01/50	51	33,082
3.25%, 10/01/26(b)	42	41,635
3.88%, 09/15/28	780	775,529
4.00%, 09/15/28	20	19,989
4.38%, 02/01/29	85	85,737
4.38%, 09/15/48	145	120,049
4.63%, 01/15/33	230	229,288
4.75%, 06/15/33	435	435,309
4.88%, 06/15/28	115	117,633
5.13%, 01/15/34	100	102,180
5.25%, 03/15/54	20	18,658
Regency Centers LP
2.95%, 09/15/29	230	219,287
3.60%, 02/01/27	85	84,319
4.13%, 03/15/28	7	6,987
4.40%, 02/01/47	75	62,653
4.65%, 03/15/49	105	89,386
Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Sabra Health Care LP
3.20%, 12/01/31	$125	$112,843
3.90%, 10/15/29	45	43,565
Ventas Realty LP
3.00%, 01/15/30	90	85,089
4.00%, 03/01/28	50	49,723
4.38%, 02/01/45	86	70,446
4.40%, 01/15/29	272	272,853
4.75%, 11/15/30	130	131,110
4.88%, 04/15/49	139	118,576
5.70%, 09/30/43	143	139,255
VICI Properties LP
4.95%, 02/15/30	105	106,197
5.13%, 05/15/32	225	225,559
5.63%, 05/15/52	235	214,254
Welltower OP LLC
2.70%, 02/15/27	275	269,960
2.75%, 01/15/31	185	170,425
2.75%, 01/15/32	445	400,511
2.80%, 06/01/31	145	133,078
3.10%, 01/15/30	255	243,121
3.85%, 06/15/32	315	301,059
4.13%, 03/15/29	110	109,979
4.25%, 04/15/28	215	216,186
4.50%, 07/01/30	50	50,483
4.95%, 09/01/48	163	149,250
5.13%, 07/01/35	50	50,302
6.50%, 03/15/41	210	231,084
Weyerhaeuser Co.
4.00%, 11/15/29	459	453,922
4.00%, 04/15/30	172	169,555
6.95%, 10/01/27	10	10,549
7.38%, 03/15/32	375	427,509
WP Carey Inc., 3.85%, 07/15/29	60	59,020
		44,295,483
Retail — 0.5%
AutoNation Inc.
2.40%, 08/01/31	30	26,129
3.80%, 11/15/27	182	179,545
3.85%, 03/01/32	65	60,469
4.75%, 06/01/30	10	10,037
Best Buy Co. Inc.
1.95%, 10/01/30	2,130	1,893,115
4.45%, 10/01/28	1,791	1,803,846
Dollar General Corp.
4.13%, 04/03/50	49	37,304
5.20%, 07/05/28	65	66,618
5.45%, 07/05/33	35	36,127
Dollar Tree Inc., 3.38%, 12/01/51	75	48,104
Ferguson Enterprises Inc., 5.00%, 10/03/34	975	965,664
Home Depot Inc. (The)
2.70%, 04/15/30	313	294,385
2.80%, 09/14/27	145	141,873
2.95%, 06/15/29	1,410	1,359,422
3.13%, 12/15/49	185	124,269
3.25%, 04/15/32	170	158,266
3.30%, 04/15/40	30	24,076
3.35%, 04/15/50	217	150,884
3.50%, 09/15/56	355	244,566
3.63%, 04/15/52	160	115,896
3.90%, 12/06/28	705	706,290
Security	Par (000)	Value
Retail (continued)
3.90%, 06/15/47	$290	$228,002
4.20%, 04/01/43	220	187,424
4.25%, 04/01/46	329	276,062
4.40%, 03/15/45	240	206,527
4.50%, 09/15/32	230	232,022
4.50%, 12/06/48	295	251,869
4.85%, 06/25/31	215	221,789
4.88%, 02/15/44	240	221,525
4.95%, 06/25/34	245	249,106
5.30%, 06/25/54	100	95,096
5.40%, 09/15/40	220	223,276
5.40%, 06/25/64	50	47,542
5.88%, 12/16/36	660	711,629
5.95%, 04/01/41	5	5,280
Lowe's Companies Inc.
1.70%, 10/15/30	60	52,745
2.63%, 04/01/31	170	154,781
3.00%, 10/15/50	203	125,677
3.70%, 04/15/46	300	222,866
3.75%, 04/01/32	150	142,404
4.05%, 05/03/47	230	178,685
4.25%, 04/01/52	180	139,134
4.38%, 09/15/45	214	176,026
4.45%, 04/01/62	360	275,852
4.50%, 04/15/30	100	101,334
4.55%, 04/05/49	310	253,804
4.65%, 04/15/42	135	119,425
5.00%, 04/15/33	55	55,902
5.00%, 04/15/40	129	122,768
5.13%, 04/15/50	196	173,462
5.15%, 07/01/33	185	189,606
5.50%, 10/15/35	98	101,119
5.63%, 04/15/53	85	81,097
5.80%, 09/15/62	190	182,817
5.85%, 04/01/63	30	29,077
6.50%, 03/15/29	285	307,701
McDonald's Corp.
3.63%, 05/01/43	108	84,050
3.63%, 09/01/49	132	95,682
3.70%, 02/15/42	75	59,737
3.80%, 04/01/28	80	79,657
4.20%, 04/01/50	212	168,698
4.45%, 03/01/47	167	140,960
4.45%, 09/01/48	241	201,841
4.60%, 05/26/45	125	109,296
4.70%, 12/09/35	114	112,156
4.88%, 07/15/40	145	137,523
4.88%, 12/09/45	240	216,829
4.95%, 08/14/33(b)	45	46,094
5.45%, 08/14/53	95	91,134
5.70%, 02/01/39	15	15,659
6.30%, 10/15/37	77	84,911
6.30%, 03/01/38	120	131,402
O'Reilly Automotive Inc., 4.20%, 04/01/30	92	91,755
Starbucks Corp.
2.25%, 03/12/30	15	13,768
3.35%, 03/12/50	260	173,842
3.50%, 03/01/28	86	84,934
3.50%, 11/15/50	405	277,730
3.55%, 08/15/29	25	24,528
3.75%, 12/01/47	75	55,081
55
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.30%, 06/15/45	$92	$75,125
4.45%, 08/15/49	241	196,619
4.50%, 11/15/48	220	182,399
4.80%, 02/15/33	100	100,715
Target Corp.
2.35%, 02/15/30	40	37,209
2.65%, 09/15/30	235	219,081
2.95%, 01/15/52(b)	190	119,174
3.38%, 04/15/29	60	58,746
3.63%, 04/15/46	291	217,844
3.90%, 11/15/47	225	174,448
4.00%, 07/01/42	201	168,392
4.35%, 06/15/28	55	55,555
4.40%, 01/15/33	285	282,795
4.80%, 01/15/53(b)	190	166,912
5.00%, 04/15/35	100	100,326
5.25%, 02/15/36	100	101,884
6.50%, 10/15/37	220	247,972
7.00%, 01/15/38	205	239,862
TJX Companies Inc. (The), 4.50%, 04/15/50	91	77,804
Tractor Supply Co.
1.75%, 11/01/30	1,054	923,964
5.25%, 05/15/33	1,135	1,163,932
		22,198,341
Semiconductors — 1.0%
Analog Devices Inc.
4.25%, 06/15/28	200	201,530
4.50%, 06/15/30	185	187,480
5.30%, 12/15/45	50	48,278
Applied Materials Inc.
1.75%, 06/01/30	670	601,132
2.75%, 06/01/50	175	109,207
3.30%, 04/01/27	105	104,055
4.35%, 04/01/47	276	235,112
4.80%, 06/15/29	170	174,583
5.10%, 10/01/35	550	564,953
5.85%, 06/15/41	225	235,077
Broadcom Inc.
3.14%, 11/15/35(e)	405	342,296
3.19%, 11/15/36(e)	204	169,724
3.42%, 04/15/33(e)	679	618,423
3.47%, 04/15/34(e)	449	402,073
3.50%, 02/15/41(e)	328	260,193
3.75%, 02/15/51(e)	654	487,395
4.15%, 04/15/32(e)	125	121,017
4.30%, 11/15/32	125	121,744
4.60%, 07/15/30	75	75,735
4.90%, 07/15/32	125	126,477
4.93%, 05/15/37(e)	492	478,221
5.00%, 04/15/30	320	329,085
5.20%, 07/15/35	125	126,200
Intel Corp.
1.60%, 08/12/28	1,330	1,233,361
2.00%, 08/12/31	10	8,661
2.45%, 11/15/29	650	599,147
3.05%, 08/12/51	175	103,484
3.10%, 02/15/60	202	111,563
3.15%, 05/11/27	505	495,190
3.25%, 11/15/49	330	206,901
3.73%, 12/08/47	304	211,772
3.75%, 08/05/27	125	123,731
Security	Par (000)	Value
Semiconductors (continued)
3.90%, 03/25/30	$20	$19,484
4.00%, 08/05/29	105	103,438
4.00%, 12/15/32	481	451,577
4.10%, 05/19/46	209	156,484
4.10%, 05/11/47	165	122,100
4.15%, 08/05/32	215	204,526
4.25%, 12/15/42	135	107,997
4.60%, 03/25/40	35	30,763
4.75%, 03/25/50	288	230,620
4.80%, 10/01/41	205	177,922
4.88%, 02/10/28	350	354,443
4.90%, 07/29/45	172	145,755
4.90%, 08/05/52	150	121,960
4.95%, 03/25/60	190	152,427
5.00%, 02/21/31	165	168,143
5.05%, 08/05/62	65	52,171
5.13%, 02/10/30	435	445,592
5.15%, 02/21/34(b)	170	169,834
5.20%, 02/10/33(b)	585	589,062
5.70%, 02/10/53	185	169,894
5.90%, 02/10/63	130	120,024
KLA Corp.
3.30%, 03/01/50	65	44,947
5.00%, 03/15/49	60	55,016
5.25%, 07/15/62	80	74,199
Lam Research Corp.
1.90%, 06/15/30	945	853,754
2.88%, 06/15/50	221	140,812
3.13%, 06/15/60	85	52,240
4.00%, 03/15/29	1,061	1,060,410
4.88%, 03/15/49	175	158,044
Marvell Technology Inc.
4.75%, 07/15/30	25	25,236
5.45%, 07/15/35	25	25,421
5.95%, 09/15/33	45	47,803
Micron Technology Inc.
2.70%, 04/15/32	115	101,147
3.48%, 11/01/51	235	159,877
4.66%, 02/15/30	5	5,028
5.33%, 02/06/29	30	30,841
5.88%, 02/09/33	85	89,325
5.88%, 09/15/33	70	73,618
NVIDIA Corp.
2.00%, 06/15/31	1,150	1,029,734
2.85%, 04/01/30	1,430	1,367,329
3.20%, 09/16/26	5,860	5,813,160
3.50%, 04/01/40	180	152,183
3.50%, 04/01/50	317	235,821
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	255	228,701
2.65%, 02/15/32	275	242,236
3.13%, 02/15/42	400	287,389
3.15%, 05/01/27	205	201,467
3.25%, 05/11/41	125	92,434
3.25%, 11/30/51	119	76,717
3.40%, 05/01/30	475	454,504
4.30%, 08/19/28	80	80,162
4.30%, 06/18/29	555	554,173
4.40%, 06/01/27	605	606,466
4.85%, 08/19/32	75	74,953
5.00%, 01/15/33	400	400,533
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.25%, 08/19/35	$175	$173,937
5.55%, 12/01/28	820	849,572
Qorvo Inc., 4.38%, 10/15/29	245	240,145
Qualcomm Inc.
4.30%, 05/20/47	360	301,070
4.50%, 05/20/52	145	121,694
4.65%, 05/20/35	75	74,603
4.80%, 05/20/45	30	27,378
6.00%, 05/20/53	10	10,448
Texas Instruments Inc.
1.13%, 09/15/26	630	612,236
1.75%, 05/04/30	795	716,797
1.90%, 09/15/31	340	298,948
2.25%, 09/04/29	639	597,858
2.70%, 09/15/51	235	141,755
2.90%, 11/03/27	865	847,589
3.65%, 08/16/32	965	918,185
3.88%, 03/15/39	278	244,846
4.10%, 08/16/52	50	39,237
4.15%, 05/15/48	365	298,318
4.50%, 05/23/30	120	121,868
4.60%, 02/08/27	75	75,723
4.60%, 02/15/28	60	60,988
4.60%, 02/08/29	190	194,181
4.85%, 02/08/34	175	178,141
4.90%, 03/14/33	515	528,036
5.00%, 03/14/53	45	41,079
5.05%, 05/18/63	75	67,365
5.10%, 05/23/35	125	127,709
5.15%, 02/08/54	130	121,782
TSMC Arizona Corp.
1.75%, 10/25/26	260	253,142
2.50%, 10/25/31	1,515	1,376,158
3.13%, 10/25/41	25	19,711
3.25%, 10/25/51	235	174,236
3.88%, 04/22/27	520	519,447
4.25%, 04/22/32	435	433,155
4.50%, 04/22/52	235	215,246
		39,226,279
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	100	93,728
3.48%, 12/01/27	55	54,040
4.20%, 05/01/30	369	364,146
5.35%, 01/15/30	25	25,789
5.75%, 01/15/35	25	25,939
		563,642
Software — 0.9%
Adobe Inc.
2.15%, 02/01/27	924	902,336
2.30%, 02/01/30	2,775	2,578,691
4.80%, 04/04/29	180	185,073
4.85%, 04/04/27	85	86,256
4.95%, 04/04/34	170	173,909
5.30%, 01/17/35	100	104,479
Autodesk Inc.
2.40%, 12/15/31	965	849,917
2.85%, 01/15/30	590	556,977
3.50%, 06/15/27	1,588	1,570,229
5.30%, 06/15/35	145	147,612
Security	Par (000)	Value
Software (continued)
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	$925	$833,302
2.90%, 12/01/29	815	771,071
Concentrix Corp., 6.85%, 08/02/33	30	31,540
Electronic Arts Inc., 2.95%, 02/15/51	790	492,027
Fidelity National Information Services Inc.
4.50%, 08/15/46	20	16,388
5.10%, 07/15/32	295	301,300
Fiserv Inc.
3.50%, 07/01/29	85	82,472
4.20%, 10/01/28	25	24,973
4.40%, 07/01/49	358	286,136
4.55%, 02/15/31	30	29,990
5.25%, 08/11/35	50	49,824
5.63%, 08/21/33	115	119,376
Intuit Inc.
1.35%, 07/15/27	250	238,653
1.65%, 07/15/30	145	129,065
5.20%, 09/15/33	615	637,149
5.50%, 09/15/53	1,125	1,102,647
Microsoft Corp.
2.53%, 06/01/50	170	103,850
2.68%, 06/01/60	95	55,016
2.92%, 03/17/52	670	439,194
3.04%, 03/17/62	65	40,869
3.30%, 02/06/27	3,099	3,076,074
3.45%, 08/08/36	605	545,910
3.50%, 02/12/35	895	840,018
3.50%, 11/15/42	50	40,526
3.95%, 08/08/56	50	39,244
4.00%, 02/12/55	120	96,076
4.10%, 02/06/37	355	341,901
4.20%, 11/03/35(b)	290	287,671
4.50%, 10/01/40	5	4,815
Oracle Corp.
3.60%, 04/01/40	287	227,434
3.60%, 04/01/50	662	452,196
3.80%, 11/15/37	262	223,216
3.85%, 07/15/36	114	100,176
3.85%, 04/01/60	553	370,341
3.90%, 05/15/35	452	407,247
3.95%, 03/25/51	446	321,345
4.00%, 07/15/46	512	389,821
4.00%, 11/15/47	409	309,613
4.10%, 03/25/61	224	156,719
4.13%, 05/15/45	342	269,062
4.20%, 09/27/29	15	14,962
4.30%, 07/08/34	215	203,565
4.38%, 05/15/55	306	232,552
4.50%, 05/06/28	40	40,337
4.50%, 07/08/44	285	238,261
4.70%, 09/27/34	95	91,741
4.90%, 02/06/33	515	514,780
5.38%, 07/15/40	362	349,857
5.38%, 09/27/54	225	200,223
5.50%, 09/27/64	325	287,900
5.55%, 02/06/53	300	275,282
6.00%, 08/03/55	35	34,111
6.13%, 07/08/39	329	343,450
6.25%, 11/09/32	265	286,215
6.50%, 04/15/38	296	320,847
57
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
6.90%, 11/09/52	$130	$140,653
Salesforce Inc.
2.90%, 07/15/51	260	164,677
3.70%, 04/11/28	4,675	4,658,549
ServiceNow Inc., 1.40%, 09/01/30	1,585	1,388,236
Synopsys Inc.
5.15%, 04/01/35	60	60,487
5.70%, 04/01/55	210	205,879
VMware LLC
3.90%, 08/21/27	875	870,434
4.65%, 05/15/27	230	231,410
4.70%, 05/15/30	698	706,261
Workday Inc.
3.50%, 04/01/27	505	500,031
3.70%, 04/01/29	490	482,467
3.80%, 04/01/32	760	720,562
		35,003,455
Telecommunications — 0.8%
America Movil SAB de CV
4.38%, 04/22/49	205	168,216
6.13%, 11/15/37	107	113,362
6.13%, 03/30/40	402	424,509
6.38%, 03/01/35	210	229,141
AT&T Inc.
3.30%, 02/01/52	340	220,129
3.50%, 06/01/41	370	289,340
3.50%, 09/15/53	909	607,724
3.50%, 02/01/61	210	133,734
3.55%, 09/15/55	926	615,581
3.65%, 06/01/51	539	376,150
3.65%, 09/15/59	853	563,808
3.80%, 12/01/57	870	598,470
3.85%, 06/01/60	355	243,784
4.30%, 02/15/30	165	165,050
4.30%, 12/15/42	130	109,816
4.35%, 06/15/45	140	115,675
4.50%, 03/09/48	177	145,965
4.55%, 03/09/49	231	189,777
4.65%, 06/01/44	85	73,209
4.75%, 05/15/46	265	230,173
4.85%, 03/01/39	210	198,735
4.85%, 07/15/45	120	105,537
4.90%, 08/15/37	158	152,006
5.15%, 03/15/42	177	166,725
5.15%, 11/15/46	35	32,072
5.15%, 02/15/50	70	62,723
5.25%, 03/01/37	407	407,783
5.35%, 09/01/40	44	43,320
5.45%, 03/01/47	110	103,929
5.55%, 08/15/41	70	68,820
5.65%, 02/15/47	50	49,820
5.70%, 03/01/57	156	149,457
6.00%, 08/15/40	155	161,086
6.30%, 01/15/38	35	37,644
6.38%, 03/01/41	125	133,069
6.55%, 02/15/39	198	216,904
Bell Telephone Co. of Canada or Bell Canada, 3.65%, 08/15/52	65	44,512
British Telecommunications PLC
5.13%, 12/04/28	730	748,071
9.63%, 12/15/30	1,077	1,325,820
Security	Par (000)	Value
Telecommunications (continued)
Cisco Systems Inc.
4.75%, 02/24/30	$75	$76,977
4.85%, 02/26/29	100	102,699
4.95%, 02/26/31	75	77,624
4.95%, 02/24/32	75	77,420
5.05%, 02/26/34	190	195,095
5.10%, 02/24/35	100	102,352
5.30%, 02/26/54	170	163,066
5.35%, 02/26/64	25	23,845
5.50%, 01/15/40	440	454,641
5.50%, 02/24/55	85	83,855
5.90%, 02/15/39	287	308,753
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	40	47,323
Juniper Networks Inc., 5.95%, 03/15/41	169	167,024
Koninklijke KPN NV, 8.38%, 10/01/30	1,605	1,882,790
Motorola Solutions Inc.
2.30%, 11/15/30	145	130,310
4.60%, 02/23/28	233	235,412
4.60%, 05/23/29	145	146,491
4.85%, 08/15/30	100	101,882
5.20%, 08/15/32	100	102,393
5.50%, 09/01/44	70	68,296
5.55%, 08/15/35	100	103,073
5.60%, 06/01/32	110	114,948
Nokia OYJ
4.38%, 06/12/27	1,645	1,633,213
6.63%, 05/15/39	1,535	1,571,709
Orange SA
5.38%, 01/13/42	130	127,497
5.50%, 02/06/44	125	123,769
9.00%, 03/01/31	1,055	1,285,011
Rogers Communications Inc.
3.70%, 11/15/49	110	80,072
3.80%, 03/15/32	45	42,205
4.30%, 02/15/48	160	128,799
4.50%, 03/15/42	45	38,450
4.50%, 03/15/43	117	98,840
4.55%, 03/15/52	110	88,605
5.00%, 03/15/44	210	188,824
5.45%, 10/01/43	105	98,849
7.50%, 08/15/38	227	262,787
Telefonica Emisiones SA
4.10%, 03/08/27	75	74,771
4.67%, 03/06/38	195	176,915
5.21%, 03/08/47	50	44,000
5.52%, 03/01/49	35	31,762
7.05%, 06/20/36	423	471,047
Telefonica Europe BV, 8.25%, 09/15/30	315	364,189
TELUS Corp.
2.80%, 02/16/27	310	303,602
3.70%, 09/15/27	620	613,871
Verizon Communications Inc.
2.36%, 03/15/32	45	39,060
2.55%, 03/21/31	226	204,954
2.88%, 11/20/50	170	104,908
2.99%, 10/30/56	636	377,735
3.00%, 11/20/60(b)	711	415,448
3.55%, 03/22/51	495	351,077
3.70%, 03/22/61	747	510,407
3.85%, 11/01/42	386	306,745
Schedule of Investments
58

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.13%, 08/15/46	$204	$163,050
4.27%, 01/15/36	105	97,557
4.40%, 11/01/34	551	525,482
4.50%, 08/10/33	509	497,084
4.52%, 09/15/48	280	234,474
4.67%, 03/15/55	310	260,281
4.75%, 11/01/41	219	197,496
4.81%, 03/15/39	342	320,826
4.86%, 08/21/46	638	567,211
5.01%, 04/15/49	170	153,429
5.01%, 08/21/54	445	394,667
5.05%, 05/09/33	110	111,840
5.25%, 03/16/37	745	745,868
5.50%, 03/16/47	287	276,712
5.85%, 09/15/35	165	174,355
6.40%, 09/15/33	5	5,494
6.55%, 09/15/43	130	142,531
7.75%, 12/01/30	10	11,536
Vodafone Group PLC
4.25%, 09/17/50	227	176,821
4.38%, 02/19/43	10	8,542
4.88%, 06/19/49	255	221,196
5.00%, 05/30/38	200	194,367
5.25%, 05/30/48	270	248,816
6.15%, 02/27/37	235	253,109
6.25%, 11/30/32	95	102,777
7.88%, 02/15/30	300	342,844
		31,175,401
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	339	333,756
3.55%, 11/19/26	924	914,447
3.90%, 11/19/29	796	775,273
6.05%, 05/14/34	250	259,860
6.35%, 03/15/40	55	57,098
		2,340,434
Transportation — 0.4%
Canadian National Railway Co.
2.45%, 05/01/50	530	309,289
3.20%, 08/02/46	179	127,198
3.65%, 02/03/48	152	115,288
3.85%, 08/05/32	50	47,803
4.38%, 09/18/34	125	121,429
4.40%, 08/05/52	105	87,815
4.45%, 01/20/49	165	141,159
5.85%, 11/01/33	70	75,771
6.20%, 06/01/36	70	77,711
6.25%, 08/01/34	45	49,758
6.38%, 11/15/37	141	157,878
Canadian Pacific Railway Co.
3.10%, 12/02/51	460	299,157
4.20%, 11/15/69	45	33,639
4.80%, 09/15/35	105	102,935
5.95%, 05/15/37	100	106,468
6.13%, 09/15/2115	490	495,757
7.13%, 10/15/31	155	176,209
CH Robinson Worldwide Inc., 4.20%, 04/15/28	2,230	2,231,487
CSX Corp.
2.40%, 02/15/30	4	3,718
2.50%, 05/15/51	45	25,876
Security	Par (000)	Value
Transportation (continued)
3.35%, 09/15/49	$185	$128,328
3.80%, 11/01/46	214	165,725
3.80%, 04/15/50	115	86,272
3.95%, 05/01/50	153	117,825
4.10%, 11/15/32	50	48,622
4.10%, 03/15/44	74	61,099
4.25%, 11/01/66	65	49,328
4.30%, 03/01/48	225	186,018
4.40%, 03/01/43	83	72,192
4.50%, 03/15/49	148	124,788
4.50%, 11/15/52	25	20,846
4.50%, 08/01/54	160	132,149
4.65%, 03/01/68	43	35,005
4.75%, 05/30/42	130	118,560
4.75%, 11/15/48	138	121,279
5.05%, 06/15/35	50	50,469
5.50%, 04/15/41	165	165,489
6.00%, 10/01/36	157	169,200
6.15%, 05/01/37	104	113,336
6.22%, 04/30/40	160	173,269
FedEx Corp., 4.75%, 11/15/45	273	227,604
Norfolk Southern Corp.
2.55%, 11/01/29	47	44,227
2.90%, 08/25/51	66	41,258
3.16%, 05/15/55	170	108,129
3.40%, 11/01/49	121	84,333
4.05%, 08/15/52	264	204,233
4.10%, 05/15/2121	85	58,557
4.45%, 03/01/33	50	49,233
4.55%, 06/01/53	40	33,447
5.05%, 08/01/30	175	181,358
5.10%, 08/01/2118	40	33,675
Ryder System Inc.
1.75%, 09/01/26	145	141,274
2.85%, 03/01/27	45	44,100
2.90%, 12/01/26	40	39,303
4.30%, 06/15/27	85	85,109
4.85%, 06/15/30	100	101,910
4.90%, 12/01/29	35	35,703
4.95%, 09/01/29	180	184,005
5.00%, 03/15/30	40	40,946
5.25%, 06/01/28	960	986,114
5.30%, 03/15/27	75	76,102
5.38%, 03/15/29	235	242,980
5.50%, 06/01/29	380	395,975
5.65%, 03/01/28	225	232,741
6.30%, 12/01/28(b)	390	415,264
6.60%, 12/01/33	1,675	1,854,294
Union Pacific Corp.
2.97%, 09/16/62	90	52,035
3.25%, 02/05/50	330	224,378
3.35%, 08/15/46	74	53,116
3.38%, 02/01/35	100	89,333
3.50%, 02/14/53	115	80,302
3.55%, 08/15/39	5	4,183
3.55%, 05/20/61	35	23,241
3.60%, 09/15/37	75	65,198
3.75%, 02/05/70	197	131,871
3.80%, 10/01/51	279	208,032
3.80%, 04/06/71	300	202,705
3.84%, 03/20/60	362	258,199
59
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.85%, 02/14/72	$150	$102,489
3.88%, 02/01/55	200	148,523
3.95%, 08/15/59	175	127,420
4.00%, 04/15/47	110	86,856
4.05%, 11/15/45	104	84,027
4.05%, 03/01/46	172	138,154
4.10%, 09/15/67	230	168,229
4.30%, 03/01/49	205	167,478
4.50%, 09/10/48	65	54,835
4.95%, 05/15/53	70	62,976
5.10%, 02/20/35	175	178,118
5.60%, 12/01/54	175	172,144
		15,751,860
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51	200	124,207
3.25%, 09/15/26	185	182,535
3.50%, 03/15/28	170	166,705
3.50%, 06/01/32	230	211,626
3.85%, 03/30/27	160	158,731
4.00%, 06/30/30	75	73,633
4.55%, 11/07/28	209	210,245
4.70%, 04/01/29	120	121,336
4.90%, 03/15/33	100	99,946
5.20%, 03/15/44	87	80,695
5.40%, 03/15/27	25	25,373
5.45%, 09/15/33	120	123,075
5.50%, 06/15/35	25	25,446
6.05%, 03/15/34	340	362,094
6.05%, 06/05/54	65	65,140
6.90%, 05/01/34	250	278,927
		2,309,714
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	139	130,509
3.25%, 06/01/51	25	16,765
3.45%, 06/01/29	217	211,949
3.45%, 05/01/50	250	175,609
3.75%, 09/01/47	97	73,382
4.00%, 12/01/46	91	72,795
4.15%, 06/01/49	218	172,378
4.20%, 09/01/48	171	137,326
4.30%, 12/01/42	50	42,703
4.30%, 09/01/45	50	42,537
5.45%, 03/01/54	80	76,880
6.59%, 10/15/37	80	89,862
Essential Utilities Inc.
2.70%, 04/15/30	157	145,780
3.35%, 04/15/50	263	173,621
3.57%, 05/01/29	160	155,644
4.28%, 05/01/49	273	213,103
4.80%, 08/15/27	25	25,271
5.25%, 08/15/35	25	24,869
5.30%, 05/01/52	145	131,319
5.38%, 01/15/34	25	25,454
United Utilities PLC, 6.88%, 08/15/28	40	42,718
		2,180,474
Total Corporate Bonds & Notes — 24.7% (Cost: $1,047,917,335)		1,012,535,190
Security	Par (000)	Value
Foreign Government Obligations(f)
Canada — 0.6%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	$170	$199,653
Series HK, 9.38%, 04/15/30	1,510	1,844,832
Series HQ, 9.50%, 11/15/30	1,170	1,459,434
Province of Alberta Canada
1.30%, 07/22/30	56	49,703
3.30%, 03/15/28	579	572,712
4.50%, 01/24/34	805	809,092
Province of British Columbia Canada
1.30%, 01/29/31	2,035	1,775,290
4.20%, 07/06/33	2,570	2,547,285
4.75%, 06/12/34	620	632,029
4.80%, 11/15/28	1,235	1,274,069
7.25%, 09/01/36	240	290,303
Province of Manitoba Canada
1.50%, 10/25/28	315	293,835
4.30%, 07/27/33	980	974,909
4.90%, 05/31/34	505	519,641
Province of Ontario Canada
1.13%, 10/07/30	890	777,653
1.60%, 02/25/31	1,380	1,223,033
1.80%, 10/14/31	1,740	1,528,492
2.13%, 01/21/32	1,730	1,535,798
5.05%, 04/24/34	645	672,787
Province of Quebec Canada
1.35%, 05/28/30	1,360	1,213,569
1.90%, 04/21/31	1,910	1,708,628
2.75%, 04/12/27	95	93,364
3.63%, 04/13/28	1,055	1,052,306
4.50%, 09/08/33	1,035	1,045,510
Series PD, 7.50%, 09/15/29	379	430,701
		24,524,628
Chile — 0.1%
Chile Government International Bonds
2.55%, 07/27/33	300	255,865
3.10%, 05/07/41	405	303,508
3.10%, 01/22/61	500	299,378
3.25%, 09/21/71	850	511,007
3.50%, 01/31/34	275	249,461
3.50%, 01/25/50	442	311,931
3.86%, 06/21/47	310	239,081
4.00%, 01/31/52	635	484,609
4.34%, 03/07/42	115	100,193
4.95%, 01/05/36	280	277,508
5.33%, 01/05/54	40	37,605
5.65%, 01/13/37	200	207,864
		3,278,010
Hungary — 0.0%
Hungary Government International Bonds, 7.63%, 03/29/41	277	320,030
Indonesia — 0.1%
Indonesia Government International Bonds
3.05%, 03/12/51	2,055	1,349,208
3.20%, 09/23/61	400	250,654
3.35%, 03/12/71	1,010	644,542
4.20%, 10/15/50	215	174,529
5.15%, 09/10/54	5	4,714
		2,423,647
Schedule of Investments
60

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel — 0.0%
Israel Government International Bonds
3.88%, 07/03/50	$460	$324,344
4.13%, 01/17/48	320	243,464
4.50%, 01/17/33	255	246,010
4.50%, 01/30/43	105	88,878
4.50%, 04/03/2120	200	143,748
5.63%, 02/19/35	200	204,621
5.75%, 03/12/54	630	582,056
State of Israel, 3.38%, 01/15/50	170	110,988
		1,944,109
Italy — 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	1,115	1,061,183
3.88%, 05/06/51	545	375,658
4.00%, 10/17/49	497	357,837
5.38%, 06/15/33(b)	556	587,784
		2,382,462
Mexico — 0.1%
Mexico Government International Bonds
3.77%, 05/24/61	2,025	1,208,592
4.28%, 08/14/41	45	35,164
4.40%, 02/12/52	2,000	1,418,948
4.50%, 01/31/50	70	51,645
4.60%, 01/23/46	5	3,840
4.75%, 03/08/44	1,000	797,543
5.00%, 04/27/51	90	70,565
5.55%, 01/21/45	75	67,036
5.75%, 10/12/2110	400	324,673
6.05%, 01/11/40	5	4,833
6.34%, 05/04/53	400	369,961
6.63%, 01/29/38	5	5,120
7.38%, 05/13/55	5	5,227
		4,363,147
Panama — 0.0%
Panama Government International Bonds
3.87%, 07/23/60	565	340,697
4.30%, 04/29/53	552	378,746
4.50%, 04/16/50	605	428,852
4.50%, 04/01/56	315	216,665
4.50%, 01/19/63	290	197,850
6.85%, 03/28/54	200	192,222
		1,755,032
Peru — 0.0%
Peru Government International Bonds
2.78%, 12/01/60	1,000	533,623
3.23%, 07/28/2121	155	82,735
3.55%, 03/10/51	1,000	686,512
3.60%, 01/15/72	80	48,719
5.63%, 11/18/50	400	382,890
5.88%, 08/08/54	5	4,866
		1,739,345
Poland — 0.0%
Republic of Poland Government International Bonds
4.88%, 10/04/33	480	480,747
5.13%, 09/18/34	215	216,670
5.38%, 02/12/35	200	204,465
5.50%, 04/04/53	440	412,245
5.50%, 03/18/54	550	515,368
Security	Par (000)	Value
Poland (continued)
5.75%, 11/16/32	$180	$190,865
		2,020,360
South Korea — 0.0%
Korea International Bonds
3.88%, 09/20/48	413	339,944
4.13%, 06/10/44(b)	560	487,989
		827,933
Supranational — 2.0%
African Development Bank, 5.75%, , (5-year CMT + 1.575%)(a)(g)	255	254,603
Council of Europe Development Bank
0.88%, 09/22/26	2,845	2,757,875
3.63%, 01/26/28	975	974,526
4.13%, 01/24/29	2,165	2,197,226
4.50%, 01/15/30	125	128,905
European Investment Bank
0.75%, 09/23/30	45	38,873
1.25%, 02/14/31	100	87,697
2.38%, 05/24/27	1,305	1,276,042
3.63%, 07/15/30	40	39,835
3.75%, 11/15/29	2,000	2,005,840
3.75%, 02/14/33	850	837,461
3.88%, 10/15/30	415	417,724
4.13%, 02/13/34	1,580	1,578,099
4.25%, 08/16/32	730	742,259
4.50%, 03/14/30	150	154,978
4.63%, 02/12/35	1,445	1,489,158
4.88%, 02/15/36	1,498	1,572,891
Inter-American Development Bank
0.63%, 09/16/27	1,399	1,315,730
1.13%, 07/20/28	2,248	2,094,625
1.13%, 01/13/31	2,155	1,878,237
1.50%, 01/13/27	1,065	1,032,714
2.25%, 06/18/29	2,075	1,971,340
2.38%, 07/07/27	1,552	1,515,386
3.13%, 09/18/28	1,155	1,138,043
3.20%, 08/07/42	1,725	1,387,147
3.50%, 09/14/29	860	854,215
3.50%, 04/12/33	305	294,249
3.75%, 06/14/30	125	125,124
3.88%, 10/28/41	875	771,276
4.38%, 07/16/35	485	488,137
4.38%, 01/24/44	685	633,961
4.50%, 02/15/30	125	129,014
4.50%, 09/13/33	135	138,819
International Bank for Reconstruction & Development
0.75%, 11/24/27	3,745	3,513,833
0.75%, 08/26/30	3,425	2,963,006
0.85%, 02/10/27(b)	150	143,507
0.88%, 05/14/30	2,545	2,235,564
1.13%, 09/13/28	1,790	1,661,911
1.25%, 02/10/31	1,300	1,137,995
1.38%, 04/20/28(b)	3,485	3,289,057
1.63%, 11/03/31	2,745	2,407,720
1.75%, 10/23/29	3,297	3,053,041
1.88%, 10/27/26	3,684	3,602,724
2.50%, 11/22/27	4,880	4,760,224
2.50%, 03/29/32	1,320	1,209,515
3.13%, 06/15/27	1,755	1,737,687
61
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
3.50%, 07/12/28	$1,050	$1,046,362
3.63%, 09/21/29(b)	610	608,579
3.88%, 10/16/29	250	251,747
3.88%, 02/14/30	1,390	1,399,394
3.88%, 08/28/34	1,540	1,502,804
4.00%, 05/06/32	100	100,183
4.38%, 08/27/35	360	362,410
4.63%, 08/01/28(b)	640	657,307
4.63%, 01/15/32	195	202,471
4.75%, 11/14/33	2,625	2,745,476
4.75%, 02/15/35	1,384	1,436,178
Series GDIF, 5.75%, 05/02/34	1,455	1,468,624
International Finance Corp.
0.75%, 10/08/26	1,550	1,498,601
0.75%, 08/27/30	1,310	1,133,252
4.50%, 07/13/28(b)	125	127,939
Nordic Investment Bank
3.38%, 09/08/27	855	849,957
3.75%, 05/09/30	200	200,249
4.25%, 02/28/29	410	417,879
		80,047,205
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	715	649,845
Uruguay Government International Bonds
4.13%, 11/20/45	320	274,077
4.98%, 04/20/55	599	531,135
5.10%, 06/18/50	802	740,215
5.44%, 02/14/37	50	51,654
5.75%, 10/28/34	190	201,404
7.63%, 03/21/36	518	621,150
		3,069,480
Total Foreign Government Obligations — 3.1% (Cost: $131,296,742)		128,695,388
Municipal Debt Obligations
California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	42,063
Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	83	83,809
Total Municipal Debt Obligations — 0.0% (Cost: $127,111)		125,872
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 24.8%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	60	57,934
3.00%, 05/01/29	1,408	1,389,003
3.00%, 03/01/46	294	262,958
3.00%, 09/01/46	274	250,077
3.00%, 12/01/46	364	325,532
3.50%, 05/01/33	13	12,995
3.50%, 06/01/34	10	9,335
3.50%, 03/01/38	23	21,751
3.50%, 10/01/42	8	7,623
3.50%, 10/01/44	9	8,365
3.50%, 07/01/47	11	10,475
3.50%, 09/01/47	11	10,031
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/01/48	$6	$5,222
3.50%, 03/01/48	4	4,027
4.00%, 09/01/45	4	4,216
4.00%, 01/01/48	294	279,792
4.00%, 02/01/48	4	3,388
4.00%, 01/01/49	6	6,152
4.50%, 10/01/48	12	11,613
4.50%, 01/01/49	2	2,119
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.58%, 05/25/32	2,000	1,805,583
Series K062, Class A2, 3.41%, 12/25/26	100	99,063
Series K077, Class A2, 3.85%, 05/25/28(a)	2,000	1,996,059
Series K098, Class A2, 2.43%, 08/25/29	3,000	2,834,974
Series K100, Class A2, 2.67%, 09/25/29	1,000	951,385
Series K101, Class A2, 2.52%, 10/25/29	300	283,544
Series K115, Class A2, 1.38%, 06/25/30	1,920	1,700,276
Series K120, Class A2, 1.50%, 10/25/30	3,000	2,645,162
Series K154, Class A2, 3.42%, 04/25/32	500	490,095
Series K739, Class A2, 1.34%, 09/25/27	886	845,987
Federal National Mortgage Association-ACES
Series 2017-M11, Class A2, 2.98%, 08/25/29	126	121,798
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,353	1,330,972
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	600	523,518
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	876,550
Government National Mortgage Association
1.50%, 10/20/51	207	161,201
2.00%, 07/20/50	63	51,977
2.00%, 08/20/50	2,911	2,384,596
2.00%, 09/20/50	6,979	5,717,099
2.00%, 11/20/50	1,447	1,185,372
2.00%, 12/20/50	1,492	1,221,918
2.00%, 01/20/51	2,545	2,083,950
2.00%, 02/20/51	3,424	2,803,988
2.00%, 08/20/51	3,580	2,930,880
2.00%, 11/20/51	756	618,717
2.00%, 12/20/51	2,802	2,293,841
2.00%, 01/20/52	9,070	7,425,510
2.00%, 02/20/52	4,562	3,734,558
2.00%, 03/20/52	1,207	988,409
2.00%, 04/20/52	3,510	2,873,336
2.00%, 09/22/55(h)	525	429,959
2.50%, 12/20/46	91	79,177
2.50%, 06/20/50	3,292	2,809,607
2.50%, 08/20/50	278	235,649
2.50%, 09/20/50	402	340,281
2.50%, 01/20/51	1,027	876,282
2.50%, 02/20/51	6,069	5,172,045
2.50%, 05/20/51	726	618,182
2.50%, 07/20/51	2,435	2,074,768
2.50%, 08/20/51	7,217	6,147,806
2.50%, 11/20/51	2,580	2,197,568
2.50%, 01/20/52	1,399	1,191,156
2.50%, 02/20/52	1,897	1,615,458
2.50%, 03/20/52	6,870	5,851,815
2.50%, 04/20/52	2,796	2,382,055
2.50%, 05/20/52	1,749	1,490,038
2.50%, 07/20/52	564	480,233
2.50%, 08/20/52	1,342	1,143,464
2.50%, 09/20/52	909	774,308
2.50%, 09/22/55(h)	1,175	1,001,481
Schedule of Investments
62

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 07/20/45	$45	$40,530
3.00%, 11/20/45	211	189,813
3.00%, 12/20/45	37	32,878
3.00%, 01/20/46	19	17,113
3.00%, 03/20/46	332	297,917
3.00%, 04/20/46	9	7,931
3.00%, 05/20/46	23	20,291
3.00%, 08/20/46	276	247,782
3.00%, 09/20/46	660	594,082
3.00%, 11/20/46	17	15,389
3.00%, 02/15/47	21	18,688
3.00%, 03/20/47	7	6,206
3.00%, 06/20/47	22	19,509
3.00%, 10/20/47	391	350,683
3.00%, 02/20/48	15	13,312
3.00%, 04/20/49	700	627,312
3.00%, 10/15/49	113	100,385
3.00%, 01/20/50	723	643,118
3.00%, 02/20/50	150	133,734
3.00%, 07/20/50	1,285	1,141,865
3.00%, 08/20/50	223	198,487
3.00%, 12/20/50	975	866,556
3.00%, 08/20/51	1,873	1,660,713
3.00%, 09/20/51	1,388	1,230,125
3.00%, 10/20/51	2,617	2,320,197
3.00%, 11/20/51	1,180	1,045,747
3.00%, 12/20/51	1,478	1,310,356
3.00%, 02/20/52	2,138	1,894,188
3.00%, 03/20/52	2,248	1,975,223
3.00%, 05/20/52	2,753	2,438,603
3.00%, 06/20/52	5,467	4,842,369
3.00%, 07/20/52	755	668,898
3.00%, 09/20/52	471	417,176
3.00%, 09/22/55(h)	3,063	2,712,061
3.50%, 09/20/42	28	26,240
3.50%, 12/20/42	25	23,546
3.50%, 09/20/45	2,156	1,998,855
3.50%, 11/20/46	7	6,157
3.50%, 01/20/47	6	5,900
3.50%, 06/20/47	6	5,191
3.50%, 08/20/47	96	88,705
3.50%, 09/20/47	3,813	3,528,862
3.50%, 11/20/47	24	22,592
3.50%, 02/20/48	13	12,050
3.50%, 08/20/48	24	21,848
3.50%, 01/20/49	10	9,630
3.50%, 03/20/49	1,071	987,118
3.50%, 09/20/49	729	671,167
3.50%, 10/20/49	512	471,591
3.50%, 12/20/49	206	189,670
3.50%, 01/20/50	473	435,037
3.50%, 03/20/50	324	297,991
3.50%, 08/20/50	156	143,880
3.50%, 01/20/52	2,130	1,950,921
3.50%, 02/20/52	467	427,888
3.50%, 10/20/52	1,213	1,109,807
3.50%, 05/20/53	1,312	1,208,055
3.50%, 09/22/55(h)	9,225	8,394,700
4.00%, 04/20/47	48	45,964
4.00%, 07/20/47	55	52,300
4.00%, 11/20/47	11	10,750
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 04/20/48	$2	$2,071
4.00%, 05/15/48	3	3,156
4.00%, 05/20/48	8	7,945
4.00%, 08/20/48	18	17,329
4.00%, 09/20/48	47	44,837
4.00%, 11/20/48	535	506,873
4.00%, 12/20/48	954	904,135
4.00%, 02/20/49	656	622,140
4.00%, 01/20/50	1,911	1,806,441
4.00%, 02/20/50	1,561	1,475,006
4.00%, 07/20/52	223	209,886
4.00%, 09/20/52	2,451	2,305,265
4.00%, 12/20/52	611	574,245
4.00%, 09/22/55(h)	7,781	7,257,698
4.50%, 07/20/41	743	739,091
4.50%, 06/20/48	16	16,126
4.50%, 08/20/48	3	2,670
4.50%, 09/20/48	200	196,441
4.50%, 10/20/48	99	97,456
4.50%, 12/20/48	39	38,602
4.50%, 01/20/49	147	144,378
4.50%, 03/20/49	1,131	1,110,333
4.50%, 06/20/49	27	26,913
4.50%, 07/20/49	11	11,155
4.50%, 08/20/49	3	2,803
4.50%, 07/20/52	790	767,820
4.50%, 08/20/52	3,524	3,426,052
4.50%, 04/20/53	2,965	2,873,136
4.50%, 06/20/53	1,545	1,497,665
4.50%, 10/20/54	1,708	1,647,549
4.50%, 11/20/54	1,294	1,247,543
4.50%, 09/22/55(h)	4,625	4,453,770
5.00%, 04/20/48	5	5,066
5.00%, 05/20/48	2	2,245
5.00%, 11/20/48	2	1,658
5.00%, 12/20/48	4	3,553
5.00%, 01/20/49	18	18,186
5.00%, 06/20/49	254	255,329
5.00%, 07/20/52	196	194,323
5.00%, 09/20/52	1,436	1,426,593
5.00%, 04/20/53	2,130	2,119,774
5.00%, 07/20/53	3,680	3,655,952
5.00%, 11/20/53	1,113	1,105,225
5.00%, 09/15/54(h)	4,527	4,481,015
5.00%, 09/20/54	553	547,454
5.00%, 11/20/54	7,855	7,770,394
5.00%, 12/20/54	4,683	4,632,699
5.50%, 12/20/52	2,099	2,127,012
5.50%, 01/20/53	88	89,517
5.50%, 03/20/53	1,902	1,925,511
5.50%, 04/20/53	2,464	2,493,343
5.50%, 05/20/53	551	557,598
5.50%, 06/20/53	474	479,964
5.50%, 07/20/53	569	577,050
5.50%, 04/20/54	1,643	1,656,761
5.50%, 08/20/54	2,515	2,536,520
5.50%, 09/15/54(h)	8,450	8,512,027
5.50%, 10/20/54	4,407	4,442,785
5.50%, 11/20/54	2,659	2,680,054
6.00%, 09/20/53	1,050	1,077,408
6.00%, 10/20/53	1,608	1,648,976
63
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 06/20/54	$1,078	$1,103,494
6.00%, 07/20/54	1,897	1,939,494
6.00%, 08/20/54	1,652	1,687,909
6.00%, 09/15/54(h)	5,250	5,354,094
6.00%, 09/20/54	4,222	4,312,503
6.00%, 01/20/55	1,508	1,539,016
6.50%, 10/20/53	2,281	2,350,211
6.50%, 09/15/54(h)	1,991	2,048,365
6.50%, 02/20/55	2,562	2,634,764
6.50%, 03/20/55	688	708,878
6.50%, 06/20/55	348	358,896
6.50%, 08/20/55	453	466,909
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	379	339,392
1.50%, 10/01/36	319	285,680
1.50%, 11/01/36	209	187,090
1.50%, 02/01/37	2,123	1,895,487
1.50%, 03/01/37	3,026	2,700,896
1.50%, 04/01/37	503	449,401
1.50%, 08/01/37	284	253,431
1.50%, 09/18/40(h)	4,631	4,138,763
1.50%, 11/01/50	396	299,369
1.50%, 02/01/51	3,004	2,269,427
1.50%, 04/01/51	1,056	798,593
1.50%, 05/01/51	2,017	1,525,319
1.50%, 07/01/51	4,049	3,061,749
1.50%, 11/01/51	1,376	1,040,467
1.50%, 04/01/52	419	317,056
2.00%, 12/01/35	1,247	1,151,778
2.00%, 02/01/36	3,570	3,300,092
2.00%, 03/01/36	556	512,649
2.00%, 05/01/36	1,836	1,692,552
2.00%, 06/01/36	1,095	1,007,053
2.00%, 08/01/36	952	877,023
2.00%, 09/01/36	1,617	1,484,356
2.00%, 10/01/36	452	416,202
2.00%, 11/01/36	952	875,927
2.00%, 12/01/36	1,281	1,176,868
2.00%, 01/01/37	2,720	2,500,354
2.00%, 02/01/37	4,831	4,434,798
2.00%, 03/01/37	2,350	2,155,463
2.00%, 04/01/37	6,645	6,092,770
2.00%, 05/01/37	2,566	2,352,334
2.00%, 06/01/37	1,893	1,735,338
2.00%, 09/18/40(h)	8,136	7,464,007
2.00%, 06/01/50	2,852	2,293,283
2.00%, 07/01/50	1,133	910,600
2.00%, 08/01/50	673	544,411
2.00%, 09/01/50	3,415	2,744,285
2.00%, 10/01/50	2,387	1,918,208
2.00%, 11/01/50	3,703	2,970,333
2.00%, 12/01/50	7,136	5,771,904
2.00%, 01/01/51	3,313	2,664,843
2.00%, 02/01/51	2,543	2,040,181
2.00%, 03/01/51	4,004	3,212,845
2.00%, 04/01/51	11,309	9,064,325
2.00%, 05/01/51	11,077	8,880,242
2.00%, 06/01/51	3,571	2,870,417
2.00%, 07/01/51	4,146	3,321,657
2.00%, 08/01/51	5,036	4,024,318
2.00%, 09/01/51	1,613	1,288,685
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 10/01/51	$12,621	$10,120,613
2.00%, 11/01/51	12,341	9,872,357
2.00%, 12/01/51	5,907	4,733,116
2.00%, 01/01/52	8,061	6,448,994
2.00%, 02/01/52	15,834	12,630,821
2.00%, 03/01/52	26,337	21,004,832
2.00%, 04/01/52	4,860	3,877,601
2.00%, 05/01/52	20,698	16,515,180
2.00%, 07/01/52	1,306	1,042,089
2.00%, 10/01/52	5,558	4,429,781
2.00%, 09/15/55(h)	7,600	6,035,966
2.50%, 01/01/32	48	46,441
2.50%, 04/01/32	213	205,693
2.50%, 06/01/32	86	83,065
2.50%, 01/01/33	36	34,524
2.50%, 11/01/34	290	273,367
2.50%, 07/01/35	398	377,179
2.50%, 10/01/35	1,663	1,571,144
2.50%, 03/01/36	686	647,602
2.50%, 05/01/36	1,423	1,338,234
2.50%, 06/01/36	357	335,592
2.50%, 07/01/36	1,375	1,292,041
2.50%, 08/01/36	257	240,969
2.50%, 03/01/37	799	750,520
2.50%, 04/01/37	1,855	1,739,277
2.50%, 05/01/37	1,696	1,590,480
2.50%, 06/01/37	715	670,734
2.50%, 09/18/40(h)	9,588	8,995,238
2.50%, 04/01/47	11	9,598
2.50%, 05/01/50	2,021	1,697,509
2.50%, 06/01/50	76	62,799
2.50%, 07/01/50	194	164,837
2.50%, 08/01/50	208	176,497
2.50%, 09/01/50	1,332	1,122,821
2.50%, 10/01/50	511	430,473
2.50%, 11/01/50	6,373	5,383,232
2.50%, 12/01/50	5,942	4,945,835
2.50%, 01/01/51	909	760,916
2.50%, 02/01/51	1,451	1,215,671
2.50%, 03/01/51	1,640	1,376,943
2.50%, 04/01/51	262	218,055
2.50%, 07/01/51	4,230	3,535,828
2.50%, 08/01/51	8,092	6,798,075
2.50%, 09/01/51	10,756	8,988,541
2.50%, 10/01/51	12,870	10,806,643
2.50%, 11/01/51	5,387	4,503,959
2.50%, 12/01/51	16,580	13,865,911
2.50%, 01/01/52	15,713	13,133,980
2.50%, 02/01/52	13,791	11,505,574
2.50%, 03/01/52	6,036	5,037,199
2.50%, 04/01/52	8,834	7,361,158
2.50%, 05/01/52	1,833	1,529,208
2.50%, 07/01/52	3,842	3,203,372
2.50%, 01/01/54	1,034	863,183
2.50%, 09/15/55(h)	5,250	4,358,220
3.00%, 03/01/30	457	449,337
3.00%, 01/01/31	24	23,431
3.00%, 08/01/32	52	50,799
3.00%, 10/01/33	22	21,474
3.00%, 07/01/34	5	4,785
3.00%, 09/01/34	36	35,270
Schedule of Investments
64

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 11/01/34	$18	$17,720
3.00%, 12/01/34	45	42,949
3.00%, 03/01/35	139	133,821
3.00%, 07/01/35	111	107,595
3.00%, 10/01/35	375	361,519
3.00%, 04/01/37	1,068	1,020,963
3.00%, 07/01/37	603	579,297
3.00%, 11/01/38	4,714	4,506,093
3.00%, 09/15/39(h)	3,893	3,721,754
3.00%, 07/01/46	359	322,388
3.00%, 11/01/46	743	664,164
3.00%, 12/01/46	356	318,051
3.00%, 12/01/47	154	136,766
3.00%, 01/01/48	57	50,659
3.00%, 03/01/48	990	879,782
3.00%, 11/01/48	107	94,835
3.00%, 02/01/49	3,635	3,267,693
3.00%, 09/01/49	8	7,371
3.00%, 11/01/49	7	5,768
3.00%, 12/01/49	81	71,017
3.00%, 02/01/50	1,537	1,350,153
3.00%, 03/01/50	131	115,316
3.00%, 04/01/50	59	52,310
3.00%, 06/01/50	3,118	2,720,121
3.00%, 07/01/50	2,061	1,808,051
3.00%, 08/01/50	1,593	1,408,918
3.00%, 09/01/50	475	416,602
3.00%, 10/01/50	3,620	3,156,812
3.00%, 11/01/50	851	745,738
3.00%, 12/01/50	398	349,131
3.00%, 01/01/51	1,033	909,183
3.00%, 04/01/51	6,621	5,738,629
3.00%, 05/01/51	2,868	2,521,445
3.00%, 06/01/51	9,109	7,973,978
3.00%, 07/01/51	4,118	3,609,163
3.00%, 08/01/51	820	721,733
3.00%, 11/01/51	469	409,418
3.00%, 01/01/52	3,234	2,802,815
3.00%, 02/01/52	2,018	1,771,374
3.00%, 03/01/52	6,514	5,685,616
3.00%, 04/01/52	8,228	7,187,516
3.00%, 05/01/52	3,744	3,263,970
3.00%, 07/01/52	2,263	1,965,529
3.00%, 09/15/55(h)	3,550	3,075,037
3.50%, 06/01/33	13	13,242
3.50%, 11/01/33	11	10,515
3.50%, 02/01/34	268	263,796
3.50%, 07/01/34	6	5,610
3.50%, 08/01/34	8	7,846
3.50%, 01/01/35	11	10,915
3.50%, 11/01/38	4,779	4,634,741
3.50%, 09/18/40(h)	1,072	1,037,852
3.50%, 09/01/42	2,091	1,966,748
3.50%, 07/01/45	3,538	3,280,854
3.50%, 08/01/45	35	32,623
3.50%, 01/01/46	79	73,861
3.50%, 09/01/46	325	301,283
3.50%, 01/01/47	48	44,074
3.50%, 07/01/47	1,572	1,472,531
3.50%, 08/01/47	10	8,861
3.50%, 10/01/47	931	856,233
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 11/01/47	$233	$214,083
3.50%, 01/01/48	1,716	1,578,829
3.50%, 02/01/48	699	642,709
3.50%, 04/01/48	54	49,645
3.50%, 07/01/48	145	134,425
3.50%, 11/01/48	9	7,934
3.50%, 01/01/49	95	87,680
3.50%, 02/01/49	243	225,280
3.50%, 03/01/49	686	631,489
3.50%, 06/01/49	2,279	2,094,370
3.50%, 08/01/49	860	790,673
3.50%, 09/01/49	1,858	1,697,091
3.50%, 04/01/50	135	123,485
3.50%, 05/01/50	4,597	4,203,861
3.50%, 06/01/50	262	239,441
3.50%, 07/01/50	399	364,712
3.50%, 02/01/51	3,810	3,479,480
3.50%, 10/01/51	714	655,771
3.50%, 04/01/52	4,314	3,933,852
3.50%, 05/01/52	10,788	9,796,798
3.50%, 06/01/52	4,970	4,537,766
3.50%, 07/01/52	1,747	1,586,383
3.50%, 09/15/54(h)	2,828	2,554,483
4.00%, 07/01/33	8	7,998
4.00%, 08/01/37	176	173,075
4.00%, 09/01/37	235	231,617
4.00%, 11/01/37	342	336,879
4.00%, 02/01/38	178	175,222
4.00%, 05/01/38	155	152,359
4.00%, 11/01/38	91	89,721
4.00%, 09/15/39(h)	2,175	2,135,238
4.00%, 11/01/39	1,386	1,361,711
4.00%, 12/01/39	3,241	3,184,598
4.00%, 01/01/46	222	213,195
4.00%, 10/01/46	7	6,528
4.00%, 07/01/47	1,462	1,388,576
4.00%, 08/01/47	285	273,813
4.00%, 09/01/47	332	315,137
4.00%, 05/01/48	1,961	1,858,501
4.00%, 09/01/48	2,185	2,071,642
4.00%, 10/01/48	4	4,067
4.00%, 12/01/48	2	2,108
4.00%, 01/01/49	1,190	1,128,161
4.00%, 03/01/49	1,348	1,277,592
4.00%, 05/01/49	13	12,135
4.00%, 06/01/49	13	12,535
4.00%, 07/01/49	1,804	1,709,781
4.00%, 11/01/49	241	226,302
4.00%, 12/01/49	8	7,337
4.00%, 01/01/50	73	68,914
4.00%, 04/01/50	1,599	1,512,283
4.00%, 05/01/50	953	898,332
4.00%, 05/01/51	233	220,473
4.00%, 04/01/52	544	509,337
4.00%, 05/01/52	1,275	1,196,317
4.00%, 06/01/52	1,450	1,360,130
4.00%, 07/01/52	3,216	3,016,799
4.00%, 08/01/52	3,393	3,181,082
4.00%, 09/01/52	490	459,257
4.00%, 10/01/52	610	574,496
4.00%, 12/01/52	4,692	4,389,403
65
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/01/53	$3,697	$3,495,131
4.00%, 06/01/54	1,656	1,545,464
4.00%, 09/15/55(h)	9,625	8,982,570
4.50%, 09/15/39(h)	25	24,945
4.50%, 10/01/47	8	7,617
4.50%, 08/01/48	18	17,903
4.50%, 10/01/48	353	344,581
4.50%, 11/01/48	16	14,978
4.50%, 12/01/48	18	17,604
4.50%, 01/01/49	55	53,385
4.50%, 02/01/49	73	70,935
4.50%, 04/01/49	137	134,196
4.50%, 05/01/49	9	8,996
4.50%, 09/01/50	1,083	1,059,948
4.50%, 05/01/52	374	365,296
4.50%, 06/01/52	1,858	1,796,404
4.50%, 07/01/52	195	189,310
4.50%, 08/01/52	1,591	1,542,182
4.50%, 09/01/52	3,496	3,388,741
4.50%, 10/01/52	7,748	7,510,260
4.50%, 11/01/52	968	935,126
4.50%, 12/01/52	3,911	3,801,462
4.50%, 08/01/53	889	859,594
4.50%, 03/01/55	3,260	3,135,934
4.50%, 09/15/55(h)	6,070	5,838,429
5.00%, 06/01/48	107	107,928
5.00%, 04/01/49	9	9,358
5.00%, 12/01/49	315	317,237
5.00%, 08/01/52	358	356,793
5.00%, 09/01/52	751	748,669
5.00%, 10/01/52	739	736,170
5.00%, 11/01/52	1,761	1,750,778
5.00%, 12/01/52	1,014	1,010,848
5.00%, 01/01/53	7,111	7,070,579
5.00%, 03/01/53	522	521,980
5.00%, 04/01/53	1,967	1,947,668
5.00%, 05/01/53	578	571,630
5.00%, 06/01/53	1,292	1,287,491
5.00%, 08/01/53	6,133	6,064,267
5.00%, 02/01/54	2,068	2,043,244
5.00%, 10/01/54	4,394	4,333,335
5.00%, 11/01/54	1,792	1,767,961
5.00%, 12/01/54	1,191	1,174,185
5.00%, 01/01/55	3,304	3,262,477
5.00%, 09/15/55(h)	3,950	3,895,466
5.50%, 09/01/52	401	410,329
5.50%, 11/01/52	1,220	1,239,661
5.50%, 12/01/52	2,074	2,112,433
5.50%, 01/01/53	2,992	3,045,291
5.50%, 02/01/53	3,236	3,276,995
5.50%, 03/01/53	2,066	2,098,687
5.50%, 04/01/53	5,687	5,763,886
5.50%, 05/01/53	6,860	6,913,281
5.50%, 06/01/53	489	497,781
5.50%, 07/01/53	1,794	1,821,021
5.50%, 08/01/53	1,958	1,973,766
5.50%, 09/01/53	3,418	3,442,035
5.50%, 03/01/54	4,123	4,160,876
5.50%, 04/01/54	997	1,011,270
5.50%, 05/01/54	2,093	2,114,756
5.50%, 06/01/54	1,603	1,614,019
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 08/01/54	$2,293	$2,318,635
5.50%, 09/15/54(h)	7,826	7,870,058
5.50%, 10/01/54	2,255	2,269,325
5.50%, 11/01/54	4,068	4,125,494
5.50%, 03/01/55	868	877,678
5.50%, 04/01/55	1,747	1,765,880
5.50%, 05/01/55	581	586,166
5.50%, 07/01/55	916	923,440
6.00%, 12/01/52	138	141,485
6.00%, 01/01/53	423	442,008
6.00%, 02/01/53	890	913,750
6.00%, 06/01/53	245	251,625
6.00%, 07/01/53	1,048	1,073,795
6.00%, 08/01/53	5,779	5,968,276
6.00%, 09/01/53	3,520	3,621,546
6.00%, 11/01/53	2,939	3,016,763
6.00%, 12/01/53	585	602,006
6.00%, 01/01/54	1,603	1,644,390
6.00%, 02/01/54	364	373,851
6.00%, 03/01/54	643	658,162
6.00%, 04/01/54	1,760	1,808,847
6.00%, 05/01/54	5,283	5,434,030
6.00%, 07/01/54	614	632,629
6.00%, 08/01/54	5,608	5,760,588
6.00%, 09/01/54	2,057	2,127,211
6.00%, 09/15/54(h)	13,325	13,612,953
6.00%, 10/01/54	2,656	2,715,697
6.00%, 02/01/55	1,468	1,507,531
6.00%, 03/01/55	3,838	3,945,265
6.00%, 04/01/55	3,451	3,534,069
6.00%, 05/01/55	1,617	1,655,178
6.00%, 06/01/55	345	353,443
6.00%, 07/01/55	2,044	2,088,735
6.00%, 08/01/55	689	704,706
6.50%, 10/01/53	3,715	3,886,953
6.50%, 11/01/53	2,725	2,830,344
6.50%, 12/01/53	3,997	4,182,153
6.50%, 01/01/54	3,458	3,622,870
6.50%, 02/01/54	1,093	1,145,379
6.50%, 03/01/54	3,626	3,772,597
6.50%, 04/01/54	671	701,980
6.50%, 07/01/54	717	748,656
6.50%, 08/01/54	3,122	3,247,034
6.50%, 09/01/54	443	462,189
6.50%, 09/17/54(h)	6,525	6,761,665
6.50%, 01/01/55	2,136	2,220,026
6.50%, 02/01/55	2,106	2,199,802
6.50%, 04/01/55	1,402	1,456,578
6.50%, 07/01/55	475	495,037
		1,016,378,628
U.S. Government Agency Obligations — 0.1%
Federal National Mortgage Association
5.63%, 07/15/37	2,142	2,345,484
6.21%, 08/06/38	110	127,053
6.25%, 05/15/29	378	411,721
6.63%, 11/15/30	440	498,861
7.13%, 01/15/30	750	852,416
		4,235,535
Schedule of Investments
66

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations — 44.5%
U.S. Treasury Note/Bond
0.38%, 09/30/27	$5,400	$5,052,797
0.50%, 04/30/27	2,350	2,230,848
0.50%, 05/31/27	2,080	1,969,988
0.50%, 06/30/27	1,900	1,795,203
0.50%, 08/31/27	6,300	5,924,461
0.50%, 10/31/27	9,250	8,656,699
0.63%, 03/31/27	1,000	953,438
0.63%, 11/30/27	7,450	6,976,809
0.63%, 12/31/27	10,300	9,620,039
0.63%, 05/15/30	2,600	2,259,766
0.63%, 08/15/30	7,300	6,290,547
0.75%, 08/31/26	7,000	6,788,086
0.75%, 01/31/28	6,300	5,888,531
0.88%, 09/30/26	5,700	5,522,543
0.88%, 11/15/30	7,090	6,146,698
1.00%, 07/31/28	5,911	5,491,688
1.13%, 10/31/26	1,500	1,454,180
1.13%, 02/28/27	2,850	2,743,682
1.13%, 02/29/28	4,000	3,766,563
1.13%, 08/31/28	8,750	8,141,602
1.13%, 02/15/31	14,700	12,840,680
1.13%, 05/15/40	7,410	4,610,409
1.13%, 08/15/40	10,130	6,233,116
1.25%, 11/30/26	7,200	6,979,500
1.25%, 12/31/26	8,600	8,321,172
1.25%, 03/31/28	7,100	6,693,969
1.25%, 04/30/28	6,080	5,722,800
1.25%, 05/31/28	5,619	5,277,909
1.25%, 06/30/28	7,770	7,286,196
1.25%, 09/30/28	12,200	11,373,641
1.25%, 08/15/31	12,400	10,715,344
1.25%, 05/15/50	8,547	4,027,774
1.38%, 08/31/26	375	365,918
1.38%, 10/31/28	5,735	5,357,297
1.38%, 12/31/28	5,750	5,352,891
1.38%, 11/15/31	17,668	15,267,637
1.38%, 11/15/40	7,250	4,618,477
1.38%, 08/15/50	4,920	2,376,975
1.50%, 08/15/26	3,550	3,471,512
1.50%, 01/31/27	11,629	11,271,499
1.50%, 11/30/28	6,488	6,074,390
1.50%, 02/15/30	4,200	3,831,844
1.63%, 10/31/26	3,500	3,413,594
1.63%, 11/30/26	2,800	2,727,266
1.63%, 05/15/31	8,500	7,566,992
1.63%, 11/15/50	6,100	3,147,219
1.75%, 12/31/26	4,750	4,627,354
1.75%, 01/31/29	7,200	6,774,188
1.75%, 08/15/41	11,115	7,358,477
1.88%, 02/28/27	5,800	5,645,031
1.88%, 02/28/29	6,212	5,861,119
1.88%, 02/15/32	10,600	9,391,766
1.88%, 02/15/41	7,700	5,290,141
1.88%, 02/15/51	8,210	4,515,500
1.88%, 11/15/51	12,126	6,599,197
2.00%, 11/15/26	4,150	4,062,785
2.00%, 11/15/41	8,338	5,715,438
2.00%, 02/15/50	4,450	2,569,180
2.00%, 08/15/51	12,748	7,194,652
2.25%, 02/15/27	5,900	5,777,391
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.25%, 08/15/27	$2,100	$2,045,367
2.25%, 11/15/27	5,070	4,924,634
2.25%, 05/15/41	8,042	5,826,680
2.25%, 08/15/46	6,855	4,438,612
2.25%, 08/15/49	3,400	2,097,906
2.25%, 02/15/52	7,850	4,692,828
2.38%, 05/15/27	6,750	6,606,826
2.38%, 03/31/29	6,200	5,945,219
2.38%, 05/15/29	6,090	5,829,748
2.38%, 02/15/42	7,250	5,246,199
2.38%, 11/15/49	3,690	2,334,502
2.38%, 05/15/51	8,937	5,552,111
2.50%, 03/31/27	7,051	6,921,823
2.50%, 02/15/45	2,250	1,567,617
2.50%, 02/15/46	6,050	4,148,031
2.50%, 05/15/46	4,950	3,383,016
2.63%, 05/31/27	7,524	7,391,448
2.63%, 02/15/29	5,215	5,049,994
2.63%, 07/31/29	3,285	3,165,405
2.75%, 04/30/27	6,220	6,127,186
2.75%, 07/31/27	7,000	6,884,883
2.75%, 02/15/28	4,225	4,141,490
2.75%, 05/31/29	4,700	4,557,531
2.75%, 08/15/32	11,000	10,212,812
2.75%, 08/15/42	1,475	1,120,078
2.75%, 11/15/42	3,425	2,587,480
2.75%, 08/15/47	4,300	3,026,797
2.75%, 11/15/47	5,500	3,861,172
2.88%, 05/15/28	7,058	6,927,475
2.88%, 08/15/28	6,900	6,763,617
2.88%, 04/30/29	5,440	5,302,300
2.88%, 05/15/32	10,100	9,487,687
2.88%, 05/15/43	1,600	1,223,000
2.88%, 08/15/45	3,395	2,510,709
2.88%, 11/15/46	3,800	2,765,687
2.88%, 05/15/49	1,435	1,014,590
2.88%, 05/15/52	7,610	5,247,333
3.00%, 05/15/42	170	134,778
3.00%, 11/15/44	1,600	1,220,750
3.00%, 05/15/45	1,665	1,262,278
3.00%, 11/15/45	4,316	3,253,185
3.00%, 02/15/47	4,475	3,321,988
3.00%, 05/15/47	3,900	2,886,609
3.00%, 02/15/48	11,765	8,630,730
3.00%, 08/15/48	3,855	2,813,548
3.00%, 02/15/49	2,225	1,615,906
3.00%, 08/15/52	8,700	6,151,172
3.13%, 08/31/27	5,564	5,511,185
3.13%, 11/15/28	275	271,068
3.13%, 08/31/29	6,900	6,771,164
3.13%, 11/15/41	825	672,246
3.13%, 02/15/42	1,000	810,781
3.13%, 02/15/43	2,500	1,992,969
3.13%, 08/15/44	1,600	1,250,000
3.13%, 05/15/48	10,450	7,824,437
3.25%, 06/30/27	6,540	6,494,271
3.25%, 06/30/29	5,500	5,426,094
3.25%, 05/15/42	6,629	5,449,952
3.38%, 09/15/27	13,170	13,109,295
3.38%, 05/15/33	13,850	13,276,523
3.38%, 08/15/42	4,913	4,096,981
67
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.38%, 05/15/44	$1,020	$830,981
3.38%, 11/15/48	8,400	6,555,937
3.50%, 09/30/26	6,360	6,336,895
3.50%, 01/31/28	7,000	6,984,141
3.50%, 04/30/28	5,400	5,386,922
3.50%, 09/30/29	9,318	9,269,226
3.50%, 01/31/30	8,400	8,343,562
3.50%, 04/30/30	9,000	8,930,391
3.50%, 02/15/33	13,501	13,087,532
3.50%, 02/15/39	1,350	1,216,688
3.63%, 03/31/28	8,500	8,508,633
3.63%, 05/31/28	9,000	9,007,734
3.63%, 08/15/28	8,082	8,092,734
3.63%, 08/31/29	8,745	8,742,267
3.63%, 03/31/30	5,180	5,168,669
3.63%, 09/30/31	6,668	6,593,506
3.63%, 08/15/43	1,225	1,044,504
3.63%, 02/15/44	720	610,538
3.63%, 02/15/53	13,402	10,727,882
3.63%, 05/15/53	10,610	8,483,027
3.75%, 08/31/26	8,608	8,597,576
3.75%, 04/30/27	10,917	10,928,940
3.75%, 06/30/27	7,399	7,412,006
3.75%, 08/15/27	7,403	7,418,616
3.75%, 04/15/28	5,593	5,614,411
3.75%, 05/15/28	5,658	5,681,870
3.75%, 12/31/28	5,962	5,989,015
3.75%, 05/31/30	10,000	10,026,562
3.75%, 06/30/30	6,000	6,015,937
3.75%, 12/31/30	4,806	4,807,877
3.75%, 08/31/31	9,079	9,045,663
3.75%, 11/15/43	300	259,734
3.88%, 03/31/27	12,265	12,297,579
3.88%, 05/31/27	11,979	12,020,178
3.88%, 07/31/27	8,519	8,554,940
3.88%, 10/15/27	6,457	6,490,294
3.88%, 11/30/27	13,306	13,379,807
3.88%, 12/31/27	9,505	9,562,921
3.88%, 03/15/28	6,282	6,327,152
3.88%, 06/15/28	12,174	12,269,109
3.88%, 07/15/28	6,613	6,664,664
3.88%, 09/30/29	12,672	12,784,860
3.88%, 11/30/29	3,800	3,832,359
3.88%, 12/31/29	8,000	8,070,000
3.88%, 04/30/30	14,900	15,026,883
3.88%, 06/30/30	8,988	9,063,134
3.88%, 07/31/30	13,302	13,411,118
3.88%, 08/15/33	14,365	14,216,861
3.88%, 08/15/34	16,714	16,387,555
3.88%, 08/15/40	300	274,734
3.88%, 02/15/43	5,119	4,547,912
3.88%, 05/15/43	4,663	4,134,041
4.00%, 01/15/27	7,155	7,177,359
4.00%, 12/15/27	14,025	14,148,815
4.00%, 02/29/28	8,000	8,076,875
4.00%, 06/30/28	10,146	10,259,350
4.00%, 01/31/29	6,981	7,068,808
4.00%, 07/31/29	8,300	8,410,234
4.00%, 10/31/29	11,057	11,208,170
4.00%, 02/28/30	15,400	15,617,766
4.00%, 03/31/30	8,017	8,127,234
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 05/31/30	$8,459	$8,577,294
4.00%, 07/31/30	4,349	4,406,760
4.00%, 01/31/31	9,424	9,537,382
4.00%, 04/30/32	5,944	5,979,292
4.00%, 06/30/32	6,720	6,755,700
4.00%, 07/31/32	2,683	2,695,577
4.00%, 02/15/34	15,913	15,823,489
4.00%, 11/15/42	5,300	4,799,812
4.00%, 11/15/52	6,800	5,835,250
4.13%, 10/31/26	6,061	6,080,414
4.13%, 01/31/27	6,698	6,731,490
4.13%, 02/15/27	6,536	6,570,467
4.13%, 02/28/27	11,264	11,328,680
4.13%, 09/30/27	5,371	5,425,130
4.13%, 10/31/27	4,800	4,849,875
4.13%, 11/15/27	5,167	5,222,303
4.13%, 07/31/28	11,582	11,752,111
4.13%, 03/31/29	7,311	7,435,515
4.13%, 10/31/29	17,861	18,186,126
4.13%, 11/30/29	8,402	8,556,912
4.13%, 08/31/30	6,200	6,316,734
4.13%, 03/31/31	4,537	4,617,815
4.13%, 07/31/31	10,676	10,852,821
4.13%, 10/31/31	9,000	9,138,516
4.13%, 11/30/31	9,241	9,380,337
4.13%, 02/29/32	9,329	9,458,003
4.13%, 03/31/32	5,132	5,201,763
4.13%, 05/31/32	9,330	9,449,541
4.13%, 11/15/32	10,024	10,136,770
4.13%, 08/15/44	6,349	5,767,670
4.13%, 08/15/53	6,851	6,001,048
4.25%, 11/30/26	5,378	5,406,781
4.25%, 12/31/26	11,796	11,866,960
4.25%, 03/15/27	7,278	7,335,712
4.25%, 01/15/28	5,108	5,181,827
4.25%, 02/15/28	13,356	13,558,427
4.25%, 02/28/29	7,000	7,146,562
4.25%, 06/30/29	8,144	8,322,786
4.25%, 01/31/30	7,911	8,098,268
4.25%, 02/28/31	5,200	5,325,937
4.25%, 06/30/31	10,997	11,252,165
4.25%, 11/15/34	18,766	18,892,084
4.25%, 05/15/35	15,998	16,052,993
4.25%, 08/15/35	8,268	8,284,794
4.25%, 05/15/39	1,200	1,164,563
4.25%, 11/15/40	250	238,516
4.25%, 02/15/54	12,286	10,994,050
4.25%, 08/15/54	12,502	11,187,337
4.38%, 08/15/26	3,649	3,665,392
4.38%, 12/15/26	5,808	5,850,829
4.38%, 07/15/27	8,218	8,324,256
4.38%, 08/31/28	11,011	11,254,446
4.38%, 11/30/28	7,600	7,778,719
4.38%, 12/31/29	8,348	8,585,396
4.38%, 11/30/30	6,000	6,181,406
4.38%, 01/31/32	7,320	7,525,875
4.38%, 05/15/34	16,163	16,481,209
4.38%, 02/15/38	2,400	2,392,500
4.38%, 11/15/39	150	146,484
4.38%, 05/15/40	250	243,203
4.38%, 05/15/41	500	481,797
Schedule of Investments
68

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.38%, 08/15/43	$7,067	$6,681,628
4.50%, 04/15/27	9,484	9,601,809
4.50%, 05/15/27	9,182	9,304,666
4.50%, 05/31/29	8,783	9,048,549
4.50%, 12/31/31	6,546	6,779,201
4.50%, 11/15/33	16,210	16,719,095
4.50%, 02/15/36	900	922,500
4.50%, 05/15/38	6,052	6,111,574
4.50%, 08/15/39	2,000	1,984,688
4.50%, 02/15/44	6,187	5,930,820
4.50%, 11/15/54	7,888	7,365,420
4.63%, 09/15/26	3,768	3,797,585
4.63%, 10/15/26	3,939	3,973,159
4.63%, 11/15/26	5,825	5,879,837
4.63%, 06/15/27	7,994	8,125,464
4.63%, 09/30/28	10,937	11,263,401
4.63%, 04/30/29	9,000	9,307,969
4.63%, 09/30/30	6,255	6,515,462
4.63%, 04/30/31	5,212	5,434,324
4.63%, 05/31/31	5,000	5,212,891
4.63%, 02/15/35	19,112	19,768,975
4.63%, 02/15/40	250	250,391
4.63%, 05/15/44	5,585	5,433,158
4.63%, 11/15/44	5,374	5,214,459
4.63%, 05/15/54	8,284	7,893,099
4.63%, 02/15/55	8,053	7,678,032
4.75%, 02/15/37	500	520,000
4.75%, 11/15/43	7,211	7,144,524
4.75%, 02/15/45	6,725	6,625,176
4.75%, 11/15/53	7,760	7,544,175
4.75%, 05/15/55	8,147	7,926,776
4.75%, 08/15/55	2,503	2,436,123
4.88%, 10/31/28	5,694	5,909,304
4.88%, 10/31/30	5,000	5,267,578
4.88%, 08/15/45	553	553,670
5.00%, 05/15/37	2,400	2,548,875
5.00%, 05/15/45	5,521	5,614,167
5.38%, 02/15/31	1,000	1,077,422
6.13%, 08/15/29	1,000	1,089,219
6.25%, 05/15/30	100	110,836
6.38%, 08/15/27	800	839,938
		1,827,788,609
Total U.S. Government & Agency Obligations — 69.4% (Cost: $2,991,038,479)		2,848,402,772
Total Long-Term Investments — 98.7% (Cost: $4,231,748,604)		4,050,892,713
	Shares
Short-Term Securities
Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(i)(j)	168,208,470	168,292,574
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.26%(i)(j)(k)	8,809,008	$8,809,008
Total Short-Term Securities — 4.3% (Cost: $177,019,701)		177,101,582
Total Investments Before TBA Sales Commitments — 103.0% (Cost: $4,408,768,305)		4,227,994,295
	Par (000)
TBA Sales Commitments(h)
Mortgage-Backed Securities — (0.2)%
Government National Mortgage Association, 6.50%, 09/15/54	$(150)	(154,333)
Uniform Mortgage-Backed Securities
2.50%, 09/15/55	(1,400)	(1,162,192)
5.50%, 09/15/54	(350)	(351,970)
6.00%, 09/15/54	(3,325)	(3,396,853)
6.50%, 09/17/54	(2,875)	(2,979,278)
Total TBA Sales Commitments — (0.2)% (Proceeds: $(8,032,215))		(8,044,626)
Total Investments, Net of TBA Sales Commitments — 102.8% (Cost: $4,400,736,090)		4,219,949,669
Liabilities in Excess of Other Assets — (2.8)%		(113,473,251)
Net Assets — 100.0%		$4,106,476,418

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Perpetual security with no stated maturity date.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
69
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$162,629,793	$5,659,181 (a)	$—	$2,920	$680	$168,292,574	168,208,470	$3,506,526	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,866,968	3,942,040 (a)	—	—	—	8,809,008	8,809,008	24,990 (b)	—
				$2,920	$680	$177,101,582		$3,531,516	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$15,593,378	$—	$15,593,378
Collateralized Mortgage Obligations	—	45,540,113	—	45,540,113
Corporate Bonds & Notes	—	1,012,535,190	—	1,012,535,190
Foreign Government Obligations	—	128,695,388	—	128,695,388
Municipal Debt Obligations	—	125,872	—	125,872
U.S. Government & Agency Obligations	—	2,848,402,772	—	2,848,402,772
Short-Term Securities
Money Market Funds	177,101,582	—	—	177,101,582
Liabilities
Investments
TBA Sales Commitments	—	(8,044,626)	—	(8,044,626)
	$177,101,582	$4,042,848,087	$—	$4,219,949,669
See notes to financial statements.
Schedule of Investments
70

Schedule of Investments (unaudited)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28(a)	$10	$10,079
4.75%, 03/30/30	59	59,446
5.38%, 06/15/33	172	174,477
5.40%, 10/01/48	326	296,830
Omnicom Group Inc., 2.45%, 04/30/30	17	15,616
		556,448
Aerospace & Defense — 0.9%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	600	580,400
General Electric Co.
4.35%, 05/01/50	55	46,659
5.88%, 01/14/38	120	128,702
6.75%, 03/15/32	635	718,956
6.88%, 01/10/39	82	96,183
Hexcel Corp., 4.20%, 02/15/27	770	764,524
Howmet Aerospace Inc., 5.95%, 02/01/37	150	160,108
L3Harris Technologies Inc.
5.50%, 08/15/54	220	211,309
5.60%, 07/31/53	5	4,868
Northrop Grumman Corp.
4.03%, 10/15/47	18	14,247
4.90%, 06/01/34	752	753,143
4.95%, 03/15/53	453	402,489
5.15%, 05/01/40	31	30,381
5.20%, 06/01/54(a)	717	660,025
5.25%, 05/01/50	37	34,524
RTX Corp.
2.25%, 07/01/30	927	846,916
2.65%, 11/01/26	15	14,743
2.82%, 09/01/51	192	116,901
3.03%, 03/15/52	34	21,510
3.13%, 05/04/27	74	72,855
3.13%, 07/01/50	415	272,518
3.75%, 11/01/46	197	149,921
4.05%, 05/04/47	217	172,684
4.13%, 11/16/28	850	850,547
4.15%, 05/15/45	249	204,171
4.35%, 04/15/47	60	49,886
4.45%, 11/16/38	26	24,055
4.50%, 06/01/42	829	731,004
4.63%, 11/16/48	507	435,755
4.70%, 12/15/41	122	110,950
4.88%, 10/15/40	119	112,455
5.40%, 05/01/35(a)	265	274,225
5.70%, 04/15/40	285	296,676
5.75%, 01/15/29	5	5,244
6.00%, 03/15/31	55	59,415
6.05%, 06/01/36	270	292,156
6.10%, 03/15/34	30	32,562
6.13%, 07/15/38	335	362,788
6.40%, 03/15/54	10	10,820
7.50%, 09/15/29	655	733,392
		10,860,667
Agriculture — 0.5%
Archer-Daniels-Midland Co.
2.70%, 09/15/51	353	212,374
3.75%, 09/15/47	85	64,408
4.02%, 04/16/43	148	122,675
Security	Par (000)	Value
Agriculture (continued)
4.50%, 03/15/49	$145	$122,460
4.54%, 03/26/42	44	38,980
5.38%, 09/15/35(a)	189	198,095
5.94%, 10/01/32(a)	326	353,013
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	628	573,877
3.75%, 09/25/27	2,362	2,345,166
4.10%, 01/07/28	843	842,700
4.20%, 09/17/29	355	353,364
4.55%, 08/04/30	100	100,538
4.65%, 09/17/34	732	712,974
5.15%, 08/04/35(a)	400	401,145
		6,441,769
Apparel — 0.1%
NIKE Inc.
2.85%, 03/27/30	59	55,992
3.25%, 03/27/40	18	14,318
3.38%, 11/01/46	76	55,156
3.38%, 03/27/50	233	163,855
Ralph Lauren Corp., 2.95%, 06/15/30	45	42,462
Tapestry Inc.
4.13%, 07/15/27	460	457,995
5.10%, 03/11/30(a)	40	40,871
5.50%, 03/11/35	245	247,333
		1,077,982
Auto Manufacturers — 1.3%
American Honda Finance Corp.
2.25%, 01/12/29	40	37,524
2.30%, 09/09/26	1,292	1,267,082
2.35%, 01/08/27	25	24,415
3.50%, 02/15/28	317	312,636
4.60%, 04/17/30	161	162,553
4.90%, 03/13/29	90	91,951
4.90%, 01/10/34(a)	192	191,633
5.13%, 07/07/28	30	30,786
Cummins Inc.
1.50%, 09/01/30	2,082	1,838,368
2.60%, 09/01/50	165	97,331
4.25%, 05/09/28	50	50,403
4.70%, 02/15/31	125	126,918
4.88%, 10/01/43	249	234,223
4.90%, 02/20/29	961	987,428
5.15%, 02/20/34	1,379	1,412,740
5.30%, 05/09/35	160	163,428
5.45%, 02/20/54(a)	123	118,991
Ford Motor Co.
3.25%, 02/12/32	70	59,980
4.75%, 01/15/43	25	19,329
5.29%, 12/08/46	25	20,342
7.40%, 11/01/46	465	488,540
Ford Motor Credit Co. LLC
2.90%, 02/10/29	35	32,247
3.63%, 06/17/31	405	364,454
4.00%, 11/13/30	249	231,381
5.11%, 05/03/29	467	460,508
6.13%, 03/08/34	95	93,452
6.50%, 02/07/35	30	30,211
7.12%, 11/07/33	555	580,267
7.20%, 06/10/30	25	26,557
71
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
General Motors Co.
5.00%, 04/01/35	$106	$101,267
5.15%, 04/01/38	117	109,392
5.20%, 04/01/45	221	192,614
5.40%, 04/01/48(a)	161	141,560
5.60%, 10/15/32(a)	75	77,042
5.95%, 04/01/49	230	215,917
6.25%, 10/02/43	271	267,475
6.60%, 04/01/36	304	322,355
6.75%, 04/01/46	185	191,606
General Motors Financial Co. Inc.
2.35%, 01/08/31	120	105,687
2.70%, 06/10/31	236	209,380
3.10%, 01/12/32(a)	210	186,741
3.60%, 06/21/30	235	223,148
4.30%, 04/06/29	238	235,484
5.45%, 09/06/34	215	212,782
5.65%, 01/17/29(a)	144	148,470
5.90%, 01/07/35	10	10,152
5.95%, 04/04/34	5	5,125
6.10%, 01/07/34	359	372,286
6.15%, 07/15/35	10	10,276
6.40%, 01/09/33	236	250,003
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	360	324,983
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	593	708,668
Toyota Motor Corp., 3.67%, 07/20/28(a)	23	22,959
Toyota Motor Credit Corp.
1.90%, 09/12/31(a)	30	26,083
2.15%, 02/13/30	240	220,357
2.40%, 01/13/32	30	26,538
3.38%, 04/01/30	58	56,068
3.65%, 01/08/29	60	59,289
4.70%, 01/12/33	390	392,358
		14,981,743
Auto Parts & Equipment — 0.2%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	480	289,105
3.25%, 03/01/32(a)	482	436,862
4.15%, 05/01/52	416	300,545
4.35%, 03/15/29	192	191,229
4.40%, 10/01/46	46	35,444
5.40%, 03/15/49(a)	128	111,819
5.75%, 09/13/54	200	182,034
BorgWarner Inc.
4.38%, 03/15/45(a)	83	68,981
5.40%, 08/15/34(a)	350	356,160
Lear Corp.
3.50%, 05/30/30(a)	112	106,872
3.55%, 01/15/52	222	144,809
3.80%, 09/15/27	10	9,903
4.25%, 05/15/29	314	311,728
5.25%, 05/15/49(a)	204	179,030
		2,724,521
Banks — 20.0%
Banco Bilbao Vizcaya Argentaria SA
6.03%, 03/13/35, (1-year CMT + 1.950%)(b)	360	377,702
6.14%, 09/14/28, (1-year CMT + 2.700%)(b)	369	381,784
7.88%, 11/15/34, (1-year CMT + 3.300%)(b)	215	247,343
Security	Par (000)	Value
Banks (continued)
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)(b)	$861	$837,337
2.75%, 12/03/30	110	99,167
2.96%, 03/25/31	464	428,638
3.23%, 11/22/32, (1-year CMT + 1.600%)(b)	270	244,887
3.49%, 05/28/30	170	163,465
3.80%, 02/23/28	215	212,750
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	345	344,363
4.25%, 04/11/27	505	505,230
4.38%, 04/12/28	438	439,780
5.37%, 07/15/28, (1-year CMT + 0.950%)(b)	200	204,039
5.54%, 03/14/30, (1-year CMT + 1.450%)(b)	465	482,362
6.03%, 01/17/35	40	42,467
6.35%, 03/14/34(a)	444	470,665
6.61%, 11/07/28	284	303,953
6.92%, 08/08/33	631	694,462
6.94%, 11/07/33	35	39,716
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(b)	201	178,691
1.92%, 10/24/31, (1-day SOFR + 1.370%)(b)	258	227,799
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	230	217,280
2.30%, 07/21/32, (1-day SOFR + 1.220%)(b)	450	397,019
2.48%, 09/21/36, (5-year CMT + 1.200%)(b)	524	452,964
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(b)	280	258,487
2.55%, 02/04/28, (1-day SOFR + 1.050%)(b)	500	488,201
2.57%, 10/20/32, (1-day SOFR + 1.210%)(b)	283	252,532
2.59%, 04/29/31, (1-day SOFR + 2.150%)(b)	116	107,281
2.68%, 06/19/41, (1-day SOFR + 1.930%)(b)	359	258,299
2.69%, 04/22/32, (1-day SOFR + 1.320%)(b)	742	673,018
2.83%, 10/24/51, (1-day SOFR + 1.880%)(b)	388	240,844
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(b)	278	262,874
2.97%, 02/04/33, (1-day SOFR + 1.330%)(b)	375	338,579
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(b)	693	444,625
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	272	261,117
3.25%, 10/21/27	1,788	1,761,171
3.31%, 04/22/42, (1-day SOFR + 1.580%)(b)	400	307,562
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	820	805,492
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	158	156,265
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(b)	477	473,066
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(b)	343	340,955
3.85%, 03/08/37, (5-year CMT + 2.000%)(b)	512	472,661
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(b)	156	122,221
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(b)	437	434,321
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(b)	88	87,260
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(b)	147	128,602
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(b)	1,160	912,988
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(b)	697	637,505
4.25%, 10/22/26	403	402,971
Schedule of Investments
72

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(b)	$502	$503,249
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(b)	573	470,599
4.38%, 04/27/28, (1-day SOFR + 1.580%)(b)	250	250,556
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(b)	597	508,580
4.57%, 04/27/33, (1-day SOFR + 1.830%)(b)	870	861,064
4.88%, 04/01/44	323	299,035
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	125	126,672
5.00%, 01/21/44	631	597,276
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)(b)	1,162	1,179,906
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	475	486,937
5.29%, 04/25/34, (1-day SOFR + 1.910%)(b)	868	889,654
5.43%, 08/15/35, (1-day SOFR +1.913%)(b)	260	261,836
5.47%, 01/23/35, (1-day SOFR + 1.650%)(b)	405	418,208
5.51%, 01/24/36, (1-day SOFR + 1.310%)(b)	110	113,324
5.52%, 10/25/35, (1-day SOFR + 1.738%)(b)	200	201,688
5.74%, 02/12/36, (1-day SOFR + 1.697%)(b)	255	261,299
5.87%, 09/15/34, (1-day SOFR + 1.840%)(b)	490	519,671
5.88%, 02/07/42	606	632,885
6.00%, 10/15/36	258	275,701
6.11%, 01/29/37	832	883,825
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	403	419,843
6.22%, 09/15/26	240	244,509
7.75%, 05/14/38	487	585,463
Series L, 4.18%, 11/25/27	625	624,580
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(b)	275	249,838
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)(b)	450	318,802
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.400%)(b)	216	190,453
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(b)	999	978,817
5.20%, 02/01/28	227	232,866
5.51%, 06/04/31	105	110,418
Bank of New York Mellon Corp. (The)
3.25%, 05/16/27	218	215,648
3.30%, 08/23/29	311	301,163
3.40%, 01/29/28	941	930,053
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(b)	885	877,525
3.85%, 04/28/28	873	874,358
4.44%, 06/09/28, (1-day SOFR + 0.680%)(b)	65	65,384
4.94%, 02/11/31, (1-day SOFR + 0.887%)(b)	120	123,258
5.06%, 07/22/32, (1-day SOFR + 1.230%)(b)	125	128,705
5.19%, 03/14/35, (1-day SOFR + 1.418%)(b)	91	92,695
5.23%, 11/20/35, (1-day SOFR + 1.253%)(b)	180	183,672
5.32%, 06/06/36, (1-day SOFR + 1.350%)(a)(b)	200	204,716
5.61%, 07/21/39, (1-day SOFR + 1.770%)(b)	70	72,361
6.47%, 10/25/34, (1-day SOFR + 1.845%)(b)	69	76,273
Bank of Nova Scotia (The)
1.30%, 09/15/26	302	293,417
1.95%, 02/02/27	313	304,530
2.15%, 08/01/31	988	873,114
2.45%, 02/02/32	180	158,053
2.95%, 03/11/27	744	732,163
4.40%, 09/08/28, (1-day SOFR + 1.000%)(b)	225	226,035
4.59%, 05/04/37, (5-year CMT + 2.050%)(b)	183	175,546
4.74%, 11/10/32, (1-day SOFR + 1.440%)(b)	100	101,007
Security	Par (000)	Value
Banks (continued)
4.85%, 02/01/30	$1,337	$1,366,771
4.93%, 02/14/29, (1-day SOFR + 0.890%)(b)	475	483,033
5.13%, 02/14/31, (1-day SOFR + 1.070%)(b)	360	370,175
5.25%, 06/12/28(a)	2,454	2,535,368
5.35%, 12/07/26	455	461,543
5.40%, 06/04/27	1,202	1,230,240
5.45%, 08/01/29	1,590	1,658,883
5.65%, 02/01/34	100	105,360
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(b)	55	50,169
BankUnited Inc., 5.13%, 06/11/30(a)	70	70,026
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.900%)(b)	320	292,989
2.67%, 03/10/32, (1-year CMT + 1.200%)(b)	364	327,891
2.89%, 11/24/32, (1-year CMT + 1.300%)(b)	695	622,121
3.56%, 09/23/35, (5-year CMT + 2.900%)(b)	400	373,131
4.34%, 01/10/28	415	415,213
4.48%, 11/11/29, (1-day SOFR + 1.080%)(b)	400	400,742
4.84%, 05/09/28	926	930,025
4.95%, 01/10/47	200	179,178
4.97%, 05/16/29(b)	467	473,929
5.09%, 02/25/29, (1-day SOFR + 0.960%)(b)	370	376,367
5.09%, 06/20/30(b)	807	817,917
5.25%, 08/17/45	335	313,027
5.34%, 09/10/35, (1-day SOFR + 1.910%)(b)	376	376,410
5.37%, 02/25/31, (1-day SOFR + 1.230%)(b)	200	206,271
5.50%, 08/09/28, (1-year CMT + 2.650%)(b)	548	559,555
5.69%, 03/12/30, (1-day SOFR + 1.740%)(b)	259	269,413
5.79%, 02/25/36, (1-day SOFR + 1.590%)(a)(b)	400	412,274
5.86%, 08/11/46, (1-day SOFR + 1.830%)(b)	400	397,022
6.04%, 03/12/55, (1-day SOFR + 2.420%)(b)	78	79,487
6.22%, 05/09/34, (1-day SOFR + 2.980%)(b)	200	213,317
6.49%, 09/13/29, (1-day SOFR + 2.220%)(b)	15	15,893
6.69%, 09/13/34, (1-day SOFR + 2.620%)(b)	80	87,700
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)(b)	525	580,228
7.39%, 11/02/28, (1-year CMT + 3.300%)(b)	546	579,555
7.44%, 11/02/33, (1-year CMT + 3.500%)(b)	148	168,845
BPCE SA, 3.38%, 12/02/26	2,462	2,439,612
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	195	183,355
4.86%, 01/13/28, (1-day SOFR + 0.720%)(b)	50	50,417
4.86%, 03/30/29, (1-day SOFR + 1.030%)(b)	100	101,469
5.00%, 04/28/28	240	245,440
5.25%, 01/13/31, (1-day SOFR + 1.105%)(b)	50	51,598
5.26%, 04/08/29	200	206,929
5.99%, 10/03/28	165	173,672
6.09%, 10/03/33	590	636,406
Capital One NA
2.70%, 02/06/30	309	289,437
4.65%, 09/13/28	650	657,486
Citigroup Inc.
2.56%, 05/01/32, (1-day SOFR + 1.167%)(b)	189	169,723
2.57%, 06/03/31, (1-day SOFR + 2.107%)(b)	391	358,958
2.67%, 01/29/31, (1-day SOFR + 1.146%)(b)	50	46,372
2.98%, 11/05/30, (1-day SOFR + 1.422%)(b)	263	248,578
3.06%, 01/25/33, (1-day SOFR + 1.351%)(b)	319	288,051
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(b)	329	323,935
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(b)	378	373,726
3.79%, 03/17/33, (1-day SOFR + 1.939%)(b)	818	769,475
73
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(b)	$171	$147,989
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(b)	451	448,396
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(b)	212	209,349
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)(b)	348	346,519
4.13%, 07/25/28	427	426,356
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(b)	448	368,846
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)(b)	721	719,119
4.45%, 09/29/27	771	773,118
4.65%, 07/30/45	411	359,595
4.65%, 07/23/48	615	531,482
4.75%, 05/18/46	240	208,206
4.91%, 05/24/33, (1-day SOFR + 2.086%)(b)	279	279,969
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	35	35,918
5.30%, 05/06/44	265	251,448
5.32%, 03/26/41, (1-day SOFR + 4.548%)(b)	130	127,112
5.41%, 09/19/39, (5-year CMT + 1.730%)(b)	205	202,874
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)(b)	300	307,883
5.61%, 03/04/56, (1-day SOFR + 1.746%)(b)	100	97,249
5.83%, 02/13/35, (1-day SOFR + 2.056%)(b)	365	374,394
5.88%, 02/22/33	251	264,156
5.88%, 01/30/42	405	419,464
6.00%, 10/31/33	349	371,789
6.02%, 01/24/36, (1-day SOFR + 1.830%)(b)	505	521,117
6.13%, 08/25/36	289	303,327
6.17%, 05/25/34, (1-day SOFR + 2.661%)(b)	570	600,076
6.27%, 11/17/33, (1-day SOFR + 2.338%)(b)	392	424,890
6.63%, 01/15/28	699	741,116
6.63%, 06/15/32	399	439,743
6.68%, 09/13/43	166	183,560
8.13%, 07/15/39	703	885,745
Series ., 5.33%, 03/27/36, (1-day SOFR + 1.465%)(b)	25	25,262
Citizens Financial Group Inc.
2.50%, 02/06/30	127	116,575
3.25%, 04/30/30	197	186,260
5.64%, 05/21/37, (5-year CMT + 2.750%)(b)	42	42,208
6.65%, 04/25/35, (1-day SOFR + 2.325%)(b)	26	28,268
Comerica Inc., 4.00%, 02/01/29(a)	437	431,235
Cooperatieve Rabobank UA
5.25%, 05/24/41	210	207,154
5.75%, 12/01/43	241	240,975
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.219%)(b)	735	716,915
2.55%, 01/07/28, (1-day SOFR + 1.318%)(b)	785	766,813
3.04%, 05/28/32, (1-day SOFR + 1.718%)(b)	472	430,378
3.55%, 09/18/31, (1-day SOFR + 3.043%)(b)	798	757,060
3.73%, 01/14/32, (1-day SOFR + 2.757%)(b)	275	257,393
3.74%, 01/07/33, (1-day SOFR + 2.257%)(b)	17	15,562
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(b)	503	500,910
4.95%, 08/04/31, (1-day SOFR + 1.300%)(b)	215	216,737
5.00%, 09/11/30, (1-day SOFR + 1.700%)(b)	150	152,517
5.30%, 05/09/31, (1-day SOFR + 1.720%)(b)	150	153,661
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)(b)	315	316,784
5.88%, 07/08/31, (1-day SOFR + 5.438%)(b)	66	68,308
6.72%, 01/18/29, (1-day SOFR + 3.180%)(b)	530	557,423
Security	Par (000)	Value
Banks (continued)
6.82%, 11/20/29, (1-day SOFR + 2.510%)(b)	$92	$98,604
7.08%, 02/10/34, (1-day SOFR + 3.650%)(b)	241	261,766
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.210%)(b)	150	153,262
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.660%)(b)	25	24,176
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(b)	45	45,541
8.25%, 03/01/38(a)	283	346,645
First Horizon Bank, 5.75%, 05/01/30	250	256,972
Goldman Sachs Capital I, 6.35%, 02/15/34	657	697,509
Goldman Sachs Group Inc. (The)
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	255	248,227
1.99%, 01/27/32, (1-day SOFR + 1.090%)(b)	354	310,785
2.38%, 07/21/32, (1-day SOFR + 1.248%)(b)	598	529,556
2.60%, 02/07/30	51	47,679
2.62%, 04/22/32, (1-day SOFR + 1.281%)(b)	474	427,808
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	305	297,668
2.65%, 10/21/32, (1-day SOFR + 1.264%)(b)	219	195,555
2.91%, 07/21/42, (1-day SOFR + 1.472%)(b)	208	149,319
3.10%, 02/24/33, (1-day SOFR + 1.410%)(b)	589	535,798
3.21%, 04/22/42, (1-day SOFR + 1.513%)(b)	200	150,276
3.44%, 02/24/43, (1-day SOFR + 1.632%)(b)	150	114,777
3.50%, 11/16/26	775	768,595
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	214	211,960
3.80%, 03/15/30	89	87,478
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(b)	334	330,546
3.85%, 01/26/27	946	941,751
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(b)	649	570,698
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(b)	857	857,127
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(b)	285	258,822
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	140	140,608
4.75%, 10/21/45	610	541,279
4.80%, 07/08/44	662	595,084
4.94%, 04/23/28, (1-day SOFR + 1.319%)(b)	35	35,357
5.02%, 10/23/35, (1-day SOFR + 1.420%)(b)	555	551,479
5.15%, 05/22/45(a)	356	324,463
5.21%, 01/28/31, (1-day SOFR + 1.078%)(b)	305	314,153
5.22%, 04/23/31, (1-day SOFR + 1.580%)(b)	475	490,430
5.33%, 07/23/35, (1-day SOFR + 1.550%)(b)	575	585,068
5.54%, 01/28/36, (1-day SOFR + 1.380%)(b)	565	582,713
5.73%, 01/28/56, (1-day SOFR + 1.696%)(b)	590	588,455
5.85%, 04/25/35, (1-day SOFR + 1.552%)(b)	25	26,389
5.95%, 01/15/27	416	426,073
6.13%, 02/15/33	992	1,086,939
6.25%, 02/01/41	835	896,339
6.45%, 05/01/36	315	342,826
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	216	229,776
6.56%, 10/24/34, (1-day SOFR + 1.950%)(b)	180	199,794
6.75%, 10/01/37	1,103	1,224,239
HSBC Bank USA NA/New York
5.63%, 08/15/35	280	291,537
5.88%, 11/01/34	260	276,354
7.00%, 01/15/39	265	309,647
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.285%)(b)	241	227,015
Schedule of Investments
74

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.25%, 11/22/27, (1-day SOFR + 1.100%)(b)	$95	$92,658
2.36%, 08/18/31, (1-day SOFR + 1.947%)(b)	220	198,545
2.80%, 05/24/32, (1-day SOFR + 1.187%)(b)	1,202	1,085,017
2.85%, 06/04/31, (1-day SOFR + 2.387%)(b)	216	200,200
2.87%, 11/22/32, (1-day SOFR + 1.410%)(b)	300	269,764
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(b)	1,076	1,058,619
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(b)	463	461,231
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	1,026	1,032,571
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	180	181,323
4.76%, 03/29/33, (1-day SOFR + 2.530%)(b)	266	262,450
4.90%, 03/03/29, (1-day SOFR + 1.030%)(b)	200	202,672
4.95%, 03/31/30	791	809,918
5.13%, 03/03/31, (1-day SOFR + 1.290%)(b)	200	204,785
5.24%, 05/13/31, (1-day SOFR + 1.570%)(b)	215	220,962
5.40%, 08/11/33, (1-day SOFR + 2.870%)(b)	291	300,075
5.45%, 03/03/36, (1-day SOFR + 1.560%)(a)(b)	400	406,549
5.72%, 03/04/35, (1-day SOFR + 1.780%)(b)	310	324,450
5.79%, 05/13/36, (1-day SOFR + 1.880%)(b)	225	234,011
5.87%, 11/18/35, (1-day SOFR + 1.900%)(b)	15	15,379
6.10%, 01/14/42(a)	567	604,117
6.25%, 03/09/34, (1-day SOFR + 2.390%)(b)	200	215,909
6.33%, 03/09/44, (1-day SOFR + 2.650%)(b)	5	5,368
6.50%, 05/02/36	612	662,321
6.50%, 09/15/37	633	679,693
6.55%, 06/20/34, (1-day SOFR + 2.980%)(b)	581	621,994
6.80%, 06/01/38	249	275,653
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	136	144,527
7.40%, 11/13/34, (1-day SOFR + 3.020%)(b)	240	270,430
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)(b)	419	487,445
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(b)	67	57,029
2.55%, 02/04/30	843	779,977
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)(b)	420	420,311
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)(b)	65	67,006
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(b)	5	5,167
6.21%, 08/21/29, (1-day SOFR + 2.020%)(b)	36	37,937
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(b)	500	502,658
5.65%, 01/10/30	10	10,461
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(b)	748	682,430
3.95%, 03/29/27	957	953,082
4.02%, 03/28/28, (1-day SOFR + 1.830%)(b)	245	244,045
4.05%, 04/09/29	230	228,400
4.55%, 10/02/28	405	409,031
4.86%, 03/25/29, (1-day SOFR + 1.010%)(b)	200	202,693
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(b)	200	204,777
5.34%, 03/19/30, (1-day SOFR + 1.440%)(b)	50	51,584
5.53%, 03/25/36, (1-day SOFR + 1.610%)(b)	305	312,235
5.55%, 03/19/35, (1-day SOFR + 1.770%)(b)	344	353,924
6.11%, 09/11/34, (1-day SOFR + 2.090%)(b)	59	63,072
JPMorgan Chase & Co.
1.95%, 02/04/32, (1-day SOFR + 1.065%)(b)	205	180,350
2.52%, 04/22/31, (1-day SOFR + 2.040%)(b)	320	295,646
Security	Par (000)	Value
Banks (continued)
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(b)	$220	$155,462
2.55%, 11/08/32, (1-day SOFR + 1.180%)(b)	145	129,273
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(b)	669	605,104
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(b)	586	552,128
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(b)	266	248,066
2.96%, 01/25/33, (1-day SOFR + 1.260%)(b)	703	637,490
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(b)	763	587,566
3.11%, 04/22/51, (1-day SOFR + 2.440%)(b)	699	466,886
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.460%)(b)	219	165,748
3.33%, 04/22/52, (1-day SOFR + 1.580%)(b)	934	645,886
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	135	132,972
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(b)	382	377,775
3.63%, 12/01/27	375	371,464
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(b)	706	692,332
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(b)	175	173,940
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(b)	328	289,859
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(b)	359	282,278
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(b)	660	524,946
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(b)	324	322,520
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(b)	315	252,903
4.13%, 12/15/26	1,117	1,117,334
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(b)	374	374,397
4.25%, 10/01/27	896	901,717
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(b)	505	422,261
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(b)	617	621,625
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(b)	157	158,144
4.59%, 04/26/33, (1-day SOFR + 1.800%)(b)	855	850,527
4.85%, 02/01/44(a)	412	380,947
4.91%, 07/25/33, (1-day SOFR + 2.080%)(b)	1,240	1,256,766
4.95%, 10/22/35, (1-day SOFR + 1.340%)(b)	438	435,583
4.95%, 06/01/45	344	314,573
5.29%, 07/22/35, (1-day SOFR + 1.460%)(b)	430	438,595
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	85	87,548
5.34%, 01/23/35, (1-day SOFR + 1.620%)(b)	520	533,953
5.35%, 06/01/34, (1-day SOFR + 1.845%)(b)	549	567,010
5.40%, 01/06/42	521	520,145
5.50%, 01/24/36, (1-day SOFR + 1.315%)(b)	45	46,477
5.50%, 10/15/40	426	434,148
5.57%, 04/22/36, (1-day SOFR + 1.680%)(b)	755	785,202
5.58%, 07/23/36	225	229,676
5.60%, 07/15/41	428	438,344
5.72%, 09/14/33, (1-day SOFR + 2.580%)(b)	504	527,723
75
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.77%, 04/22/35, (1-day SOFR + 1.490%)(b)	$500	$528,257
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	30	30,589
6.25%, 10/23/34, (1-day SOFR + 1.810%)(b)	293	319,988
6.40%, 05/15/38	903	1,008,356
8.00%, 04/29/27	458	486,593
8.75%, 09/01/30	334	398,294
KeyBank NA/Cleveland OH
3.90%, 04/13/29	35	34,135
4.90%, 08/08/32	114	111,892
6.95%, 02/01/28	90	95,016
KeyCorp
2.25%, 04/06/27	65	62,966
2.55%, 10/01/29(a)	618	577,915
4.10%, 04/30/28	20	19,953
Lloyds Banking Group PLC
3.57%, 11/07/28(b)	405	398,675
3.75%, 01/11/27	200	198,897
4.34%, 01/09/48	195	156,727
4.38%, 03/22/28	311	312,220
4.55%, 08/16/28	325	328,389
4.82%, 06/13/29, (1-year CMT + 0.830%)(b)	200	202,789
4.98%, 08/11/33, (1-year CMT + 2.300%)(b)	225	225,510
5.30%, 12/01/45	200	187,226
5.59%, 11/26/35, (1-year CMT + 1.200%)(b)	400	410,415
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)(b)	420	435,549
5.72%, 06/05/30, (1-year CMT + 1.070%)(b)	275	287,666
5.87%, 03/06/29, (1-year CMT + 1.700%)(b)	230	238,706
6.07%, 06/13/36, (1-year CMT + 1.600%)(b)	205	212,112
7.95%, 11/15/33, (1-year CMT + 3.750%)(b)	413	476,478
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	135	121,431
2.31%, 07/20/32, (1-year CMT + 0.950%)(b)	284	251,068
2.49%, 10/13/32, (1-year CMT + 0.970%)(b)	50	44,456
2.76%, 09/13/26	110	108,425
2.85%, 01/19/33, (1-year CMT + 1.100%)(b)	245	219,594
3.29%, 07/25/27	77	75,961
3.68%, 02/22/27	15	14,918
3.74%, 03/07/29	282	278,772
3.75%, 07/18/39(a)	426	369,373
3.96%, 03/02/28(a)	48	47,900
4.05%, 09/11/28(a)	1,045	1,046,280
4.15%, 03/07/39(a)	352	327,237
4.29%, 07/26/38(a)	200	188,450
4.32%, 04/19/33, (1-year CMT + 1.550%)(b)	40	38,967
5.13%, 07/20/33, (1-year CMT + 2.125%)(b)	252	256,997
5.41%, 04/19/34, (1-year CMT + 1.970%)(b)	55	57,219
5.44%, 02/22/34, (1-year CMT + 1.630%)(b)	210	218,826
5.47%, 09/13/33, (1-year CMT + 2.125%)(b)	200	208,227
Mizuho Financial Group Inc.
2.17%, 05/22/32, (1-year CMT + 0.870%)(b)	255	223,962
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(b)	200	180,063
2.26%, 07/09/32, (1-year CMT + 0.900%)(a)(b)	490	430,794
2.56%, 09/13/31	65	57,503
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(b)	203	186,832
2.84%, 09/13/26	110	108,495
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(b)	25	23,599
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(b)	82	78,433
Security	Par (000)	Value
Banks (continued)
3.17%, 09/11/27	$30	$29,459
3.26%, 05/22/30, (1-year CMT + 1.250%)(b)	10	9,629
4.02%, 03/05/28	445	444,640
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(b)	233	233,078
4.71%, 07/08/31, (1-year CMT + 0.920%)(b)	400	404,149
5.32%, 07/08/36, (1-year CMT + 1.070%)(b)	400	406,892
5.38%, 05/26/30, (1-year CMT + 1.120%)(b)	200	206,832
5.38%, 07/10/30, (1-year CMT + 1.080%)(b)	200	207,034
5.58%, 05/26/35, (1-year CMT + 1.300%)(b)	200	207,971
5.59%, 07/10/35, (1-year CMT + 1.300%)(b)	215	223,455
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)	265	274,832
5.67%, 09/13/33, (1-year CMT + 2.400%)(b)	365	383,007
5.74%, 05/27/31, (1-year CMT + 1.650%)(b)	45	47,388
5.75%, 05/27/34, (1-year CMT + 1.800%)(b)	260	273,648
5.75%, 07/06/34, (1-year CMT + 1.900%)(b)	370	389,514
5.78%, 07/06/29, (1-year CMT + 1.650%)(b)	450	468,537
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(b)	696	603,682
1.93%, 04/28/32, (1-day SOFR + 1.020%)(b)	630	546,683
2.24%, 07/21/32, (1-day SOFR + 1.178%)(b)	617	541,916
2.48%, 09/16/36, (1-day SOFR + 1.360%)(b)	1,051	910,406
2.51%, 10/20/32, (1-day SOFR + 1.200%)(b)	295	261,685
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	252	234,753
2.80%, 01/25/52, (1-day SOFR + 1.430%)(b)	455	280,024
2.94%, 01/21/33, (1-day SOFR + 1.290%)(b)	112	100,934
3.59%, 07/22/28(b)	868	857,396
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	987	954,580
3.63%, 01/20/27	870	865,447
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(b)	650	643,329
3.95%, 04/23/27	703	700,498
3.97%, 07/22/38(b)	388	342,718
4.30%, 01/27/45	600	511,917
4.35%, 09/08/26	664	664,785
4.38%, 01/22/47	753	640,745
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(b)	1,127	1,131,936
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(a)(b)	141	131,343
4.89%, 07/20/33, (1-day SOFR + 2.076%)(b)	30	30,274
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	345	352,276
5.16%, 04/20/29, (1-day SOFR + 1.590%)(b)	110	112,476
5.19%, 04/17/31, (1-day SOFR + 1.510%)(b)	480	494,913
5.23%, 01/15/31, (1-day SOFR + 1.108%)(b)	230	237,314
5.25%, 04/21/34, (1-day SOFR + 1.870%)(b)	440	449,381
5.30%, 04/20/37, (1-day SOFR + 2.620%)(b)	301	302,806
5.32%, 07/19/35, (1-day SOFR + 1.555%)(b)	530	539,979
5.42%, 07/21/34, (1-day SOFR + 1.880%)(b)	535	552,215
5.47%, 01/18/35, (1-day SOFR + 1.730%)(b)	310	319,765
5.52%, 11/19/55, (1-day SOFR + 1.710%)(b)	485	472,094
5.59%, 01/18/36, (1-day SOFR + 1.418%)(b)	215	222,272
5.60%, 03/24/51, (1-day SOFR + 4.840%)(b)	362	356,629
5.66%, 04/17/36, (1-day SOFR + 1.757%)(b)	425	442,318
5.83%, 04/19/35, (1-day SOFR + 1.580%)(b)	620	653,623
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)(b)	430	446,704
5.95%, 01/19/38, (5-year CMT + 2.430%)(b)	469	487,284
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	130	135,502
6.34%, 10/18/33, (1-day SOFR + 2.560%)(b)	380	415,200
6.38%, 07/24/42	811	890,966
6.63%, 11/01/34, (1-day SOFR + 2.050%)(b)	125	138,649
Schedule of Investments
76

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
7.25%, 04/01/32(a)	$729	$840,012
Series ., 4.99%, 04/12/29, (1-day SOFR + 1.380%)(b)	90	91,669
National Bank of Canada
4.50%, 10/10/29	2,466	2,481,105
4.95%, 02/01/28, (1-day SOFR + 0.795%)(b)	275	277,640
5.60%, 12/18/28	3,492	3,639,015
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.350%)(b)	241	219,227
3.07%, 05/22/28, (1-year CMT + 2.550%)(b)	261	256,026
4.45%, 05/08/30(b)	499	500,181
4.89%, 05/18/29(b)	619	628,712
4.96%, 08/15/30, (1-year CMT + 1.220%)(b)	200	204,204
5.08%, 01/27/30(b)	970	991,215
5.12%, 05/23/31, (1-year CMT + 1.050%)(b)	200	204,933
5.52%, 09/30/28, (1-year CMT + 2.270%)(b)	260	266,412
5.78%, 03/01/35, (1-year CMT + 1.500%)(b)	200	208,967
5.81%, 09/13/29, (1-year CMT + 1.950%)(b)	255	266,348
6.48%, 06/01/34, (5-year CMT + 2.200%)(b)	586	615,238
Northern Trust Corp.
3.15%, 05/03/29	1,256	1,218,820
3.65%, 08/03/28	529	525,203
PNC Bank N.A., 4.43%, 07/21/28, (1-day SOFR + 0.727%)(b)	250	250,895
PNC Bank NA
3.10%, 10/25/27	661	648,739
4.05%, 07/26/28	189	188,366
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30	176	164,391
3.15%, 05/19/27	597	587,885
3.45%, 04/23/29	334	326,894
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(b)	156	153,515
4.81%, 10/21/32, (1-day SOFR + 1.259%)(b)	135	136,460
4.90%, 05/13/31, (1-day SOFR + 1.333%)(b)	265	270,265
5.07%, 01/24/34, (1-day SOFR + 1.933%)(b)	410	414,394
5.22%, 01/29/31, (1-day SOFR + 1.072%)(b)	270	278,976
5.37%, 07/21/36, (1-day SOFR + 1.417%)(b)	110	111,733
5.40%, 07/23/35, (1-day SOFR + 1.599%)(b)	630	644,035
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	314	325,659
5.58%, 01/29/36, (1-day SOFR + 1.394%)(b)	150	154,681
5.68%, 01/22/35, (1-day SOFR + 1.902%)(b)	405	422,275
5.94%, 08/18/34, (1-day SOFR + 1.946%)(b)	210	223,238
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(b)	235	251,837
6.88%, 10/20/34, (1-day SOFR + 2.284%)(b)	410	460,249
Regions Bank/Birmingham AL, 6.45%, 06/26/37	253	273,359
Regions Financial Corp.
1.80%, 08/12/28(a)	205	191,749
7.38%, 12/10/37	122	138,775
Royal Bank of Canada
2.30%, 11/03/31	320	284,545
3.88%, 05/04/32	110	105,823
4.24%, 08/03/27	255	256,166
4.70%, 08/06/31, (1-day SOFR + 1.060%)(b)	150	151,480
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(b)	170	171,429
4.90%, 01/12/28	381	388,744
4.97%, 08/02/30, (1-day SOFR + 1.000%)(b)	20	20,431
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(b)	185	189,386
Security	Par (000)	Value
Banks (continued)
5.00%, 02/01/33	$525	$537,789
5.00%, 05/02/33	500	511,295
5.15%, 02/01/34(a)	362	373,953
5.20%, 08/01/28	335	345,940
6.00%, 11/01/27	15	15,596
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)(b)	860	837,999
4.40%, 07/13/27	1,132	1,133,961
5.47%, 03/20/29, (1-day SOFR + 1.610%)(b)	175	179,092
5.74%, 03/20/31, (1-day SOFR + 1.878%)(b)	240	249,433
6.17%, 01/09/30, (1-day SOFR + 2.500%)(b)	126	132,146
6.34%, 05/31/35, (1-day SOFR + 2.138%)(b)	265	281,730
6.50%, 03/09/29, (1-day SOFR + 2.356%)(b)	97	101,565
6.57%, 06/12/29, (1-day SOFR + 2.700%)(b)	37	38,902
7.66%, 11/09/31, (1-day SOFR + 3.280%)(b)	215	242,269
Santander U.K. Group Holdings PLC
2.47%, 01/11/28, (1-day SOFR + 1.220%)(b)	464	452,144
2.90%, 03/15/32, (1-day SOFR + 1.475%)(b)	262	238,649
3.82%, 11/03/28(b)	265	261,790
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(b)	55	55,669
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(b)	20	20,882
6.53%, 01/10/29, (1-day SOFR + 2.600%)(b)	130	136,169
State Street Corp.
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(b)	498	499,483
4.54%, 02/28/28	75	76,035
4.54%, 04/24/28, (1-day SOFR + 0.950%)(b)	40	40,282
4.68%, 10/22/32, (1-day SOFR + 1.050%)(b)	110	111,282
4.73%, 02/28/30	75	76,676
4.83%, 04/24/30(a)	125	128,271
5.15%, 02/28/36, (1-day SOFR + 1.217%)(b)	475	480,729
5.16%, 05/18/34, (1-day SOFR + 1.890%)(b)	30	30,796
6.12%, 11/21/34, (1-day SOFR + 1.958%)(a)(b)	5	5,370
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	740	644,315
1.90%, 09/17/28	190	177,875
2.13%, 07/08/30	900	812,422
2.22%, 09/17/31	350	308,466
2.47%, 01/14/29	35	33,136
2.72%, 09/27/29	20	18,873
2.75%, 01/15/30	785	735,735
3.04%, 07/16/29	467	446,103
3.35%, 10/18/27	305	300,786
3.36%, 07/12/27	205	202,576
3.45%, 01/11/27	188	186,329
3.54%, 01/17/28	506	499,897
3.94%, 07/19/28	71	70,814
4.31%, 10/16/28	698	702,058
5.24%, 04/15/30	200	207,389
5.25%, 07/08/36, (1-day SOFR + 1.500%)(b)	20	20,297
5.42%, 07/09/31	530	554,915
5.45%, 01/15/32	200	209,305
5.56%, 07/09/34(a)	1,125	1,174,046
5.63%, 01/15/35	200	209,853
5.77%, 01/13/33(a)	420	445,620
5.78%, 07/13/33	295	314,047
5.80%, 07/13/28	200	209,178
5.81%, 09/14/33	455	485,636
5.85%, 07/13/30	325	345,699
77
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Synchrony Bank, 5.63%, 08/23/27	$1,305	$1,333,933
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	561	495,022
2.45%, 01/12/32	86	76,119
3.20%, 03/10/32	300	275,821
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(b)	1,475	1,460,169
4.46%, 06/08/32	337	333,763
4.57%, 06/02/28	200	202,364
4.78%, 12/17/29	150	153,133
4.81%, 06/03/30	200	204,073
4.99%, 04/05/29	291	298,441
5.15%, 09/10/34, (5-year CMT + 1.500%)(b)	74	75,032
5.16%, 01/10/28	255	260,902
5.26%, 12/11/26	100	101,385
5.30%, 01/30/32	135	140,256
5.52%, 07/17/28	300	311,290
Truist Bank, 2.25%, 03/11/30	60	54,648
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(b)	115	108,099
1.95%, 06/05/30	135	121,355
3.88%, 03/19/29	190	186,999
4.92%, 07/28/33, (1-day SOFR + 2.240%)(b)	676	666,601
5.12%, 01/26/34, (1-day SOFR + 1.852%)(b)	110	110,787
5.71%, 01/24/35, (1-day SOFR + 1.922%)(b)	292	304,092
5.87%, 06/08/34, (1-day SOFR + 2.361%)(b)	305	320,442
6.12%, 10/28/33, (1-day SOFR + 2.300%)(b)	20	21,356
7.16%, 10/30/29, (1-day SOFR + 2.446%)(b)	60	65,125
U.S. Bancorp
1.38%, 07/22/30	120	104,876
2.49%, 11/03/36, (5-year CMT + 0.950%)(b)	141	121,271
2.68%, 01/27/33, (1-day SOFR + 1.020%)(b)	470	415,675
3.00%, 07/30/29	105	100,304
3.90%, 04/26/28	146	145,766
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	220	221,500
4.65%, 02/01/29, (1-day SOFR + 1.230%)(b)	150	151,715
4.84%, 02/01/34, (1-day SOFR + 1.600%)(b)	270	268,441
4.97%, 07/22/33, (1-day SOFR + 2.110%)(b)	590	586,122
5.42%, 02/12/36, (1-day SOFR + 1.411%)(a)(b)	200	204,693
5.68%, 01/23/35, (1-day SOFR + 1.860%)(b)	35	36,486
5.84%, 06/12/34, (1-day SOFR + 2.260%)(b)	90	95,008
5.85%, 10/21/33, (1-day SOFR + 2.090%)(b)	285	301,357
UBS AG/London, 5.65%, 09/11/28	1,010	1,055,408
UBS AG/Stamford CT
4.86%, 01/10/28, (1-day SOFR + 0.720%)(b)	250	252,227
5.00%, 07/09/27(a)	635	645,421
7.50%, 02/15/28	928	1,001,248
Webster Financial Corp., 4.10%, 03/25/29(a)	462	454,126
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(b)	160	148,137
3.07%, 04/30/41, (1-day SOFR + 2.530%)(b)	622	473,443
3.35%, 03/02/33, (1-day SOFR + 1.500%)(b)	252	232,385
3.53%, 03/24/28, (1-day SOFR + 1.510%)(b)	575	568,931
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(b)	105	103,858
3.90%, 05/01/45	157	124,989
4.30%, 07/22/27	679	680,946
4.40%, 06/14/46	225	184,861
4.61%, 04/25/53, (1-day SOFR + 2.130%)(b)	1,058	897,615
4.65%, 11/04/44	322	278,965
Security	Par (000)	Value
Banks (continued)
4.75%, 12/07/46	$268	$231,421
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	710	717,675
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)	865	869,976
4.90%, 11/17/45	494	437,463
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(b)	1,303	1,178,099
5.38%, 11/02/43	152	144,890
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	65	66,878
5.50%, 01/23/35, (1-day SOFR + 1.780%)(b)	96	99,001
5.56%, 07/25/34, (1-day SOFR + 1.990%)(b)	275	285,536
5.61%, 01/15/44	482	470,242
5.95%, 12/01/86	800	824,339
6.49%, 10/23/34, (1-day SOFR + 2.060%)(b)	280	307,719
Series B, 7.95%, 11/15/29	347	388,829
Westpac Banking Corp.
2.65%, 01/16/30	96	90,636
2.67%, 11/15/35, (5-year CMT + 1.750%)(b)	427	382,653
3.02%, 11/18/36, (5-year CMT + 1.530%)(b)	641	571,108
3.35%, 03/08/27	1,278	1,267,404
3.40%, 01/25/28	413	408,376
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)(b)	308	301,243
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(b)	105	104,591
Wintrust Financial Corp., 4.85%, 06/06/29	109	107,875
		239,578,641
Beverages — 2.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	1,227	1,197,495
4.90%, 02/01/46	1,850	1,688,726
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	30	24,707
4.63%, 02/01/44	226	200,902
4.70%, 02/01/36	585	571,943
4.90%, 02/01/46	182	165,860
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	576	560,518
4.38%, 04/15/38(a)	156	146,683
4.44%, 10/06/48	497	419,304
4.50%, 06/01/50	215	188,363
4.60%, 04/15/48(a)	220	193,986
4.75%, 01/23/29	445	454,805
4.75%, 04/15/58	354	304,695
4.90%, 01/23/31	309	319,762
4.95%, 01/15/42	479	450,251
5.00%, 06/15/34(a)	100	102,236
5.45%, 01/23/39	389	397,396
5.55%, 01/23/49(a)	779	765,479
5.80%, 01/23/59	384	386,538
5.88%, 06/15/35	241	260,474
8.00%, 11/15/39	165	209,364
8.20%, 01/15/39	361	460,558
Brown-Forman Corp.
4.00%, 04/15/38(a)	19	16,789
4.50%, 07/15/45	64	55,168
Coca-Cola Co. (The)
1.38%, 03/15/31	1,172	1,016,364
1.65%, 06/01/30	512	459,431
2.00%, 03/05/31	200	179,422
2.13%, 09/06/29	207	193,381
2.25%, 01/05/32	1,677	1,493,512
Schedule of Investments
78

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.50%, 06/01/40	$78	$57,134
2.50%, 03/15/51	396	234,354
2.60%, 06/01/50	324	198,165
2.75%, 06/01/60	308	180,572
2.90%, 05/25/27	535	526,705
3.00%, 03/05/51	482	318,945
3.45%, 03/25/30	368	358,741
4.20%, 03/25/50	388	320,669
4.65%, 08/14/34(a)	165	166,757
5.00%, 05/13/34(a)	120	123,982
5.20%, 01/14/55	248	234,555
5.40%, 05/13/64(a)	30	28,932
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	98	81,092
2.75%, 01/22/30	45	42,326
5.25%, 11/26/43	205	196,192
Constellation Brands Inc.
2.88%, 05/01/30	10	9,355
3.15%, 08/01/29	45	43,136
3.75%, 05/01/50	142	101,551
4.10%, 02/15/48	110	84,729
4.50%, 05/09/47(a)	166	137,127
4.65%, 11/15/28	10	10,115
5.25%, 11/15/48	55	49,916
Diageo Capital PLC
2.00%, 04/29/30	1,957	1,778,324
2.13%, 04/29/32	1,105	950,166
2.38%, 10/24/29	1,781	1,666,742
3.88%, 05/18/28	2,195	2,191,331
5.30%, 10/24/27	275	282,047
5.38%, 10/05/26	200	202,447
5.63%, 10/05/33	208	220,049
Diageo Investment Corp.
4.25%, 05/11/42	110	94,726
5.13%, 08/15/30	165	170,955
5.63%, 04/15/35	200	210,599
7.45%, 04/15/35(a)	1,570	1,872,671
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	165	117,573
4.38%, 05/10/43	10	8,612
Keurig Dr Pepper Inc.
3.35%, 03/15/51	135	86,928
3.80%, 05/01/50	199	140,669
4.05%, 04/15/32	228	217,465
4.35%, 05/15/28	50	49,932
4.42%, 12/15/46	171	137,127
4.50%, 11/15/45	156	127,273
4.50%, 04/15/52	315	247,541
4.60%, 05/25/28	395	396,767
4.60%, 05/15/30	50	50,021
5.09%, 05/25/48	108	94,193
5.15%, 05/15/35	50	49,349
5.30%, 03/15/34	60	60,533
Series 10, 5.20%, 03/15/31	25	25,582
Molson Coors Beverage Co.
4.20%, 07/15/46	623	491,958
5.00%, 05/01/42	398	362,092
PepsiCo Inc.
1.63%, 05/01/30	214	191,770
2.38%, 10/06/26	975	958,524
2.63%, 07/29/29	1,208	1,148,399
Security	Par (000)	Value
Beverages (continued)
2.75%, 03/19/30	$210	$198,209
2.75%, 10/21/51	110	67,832
2.88%, 10/15/49	240	155,091
3.00%, 10/15/27	1,627	1,599,661
3.38%, 07/29/49	65	46,230
3.50%, 03/19/40	88	73,619
3.63%, 03/19/50	265	196,797
3.88%, 03/19/60	90	66,964
4.00%, 03/05/42(a)	100	85,143
4.00%, 05/02/47	128	103,487
4.45%, 04/14/46	302	264,624
4.80%, 07/17/34	100	100,834
4.88%, 11/01/40	189	182,180
5.25%, 07/17/54	50	47,736
5.50%, 01/15/40	114	118,794
7.00%, 03/01/29	19	20,857
		34,319,585
Biotechnology — 1.5%
Amgen Inc.
2.20%, 02/21/27	640	622,898
2.30%, 02/25/31	54	48,465
2.45%, 02/21/30	965	893,016
2.77%, 09/01/53	305	178,338
3.00%, 01/15/52(a)	396	253,593
3.15%, 02/21/40	10	7,740
3.20%, 11/02/27	687	674,154
3.38%, 02/21/50	300	209,323
4.20%, 03/01/33	320	309,082
4.20%, 02/22/52	154	119,754
4.40%, 05/01/45	571	482,880
4.40%, 02/22/62	292	225,234
4.56%, 06/15/48	364	306,609
4.66%, 06/15/51	890	753,079
4.88%, 03/01/53	87	75,149
4.95%, 10/01/41	192	177,713
5.15%, 11/15/41	267	252,500
5.25%, 03/02/33	1,000	1,026,055
5.65%, 06/15/42	20	19,982
5.65%, 03/02/53	645	622,888
5.75%, 03/15/40	134	137,725
5.75%, 03/02/63	539	516,463
6.38%, 06/01/37	165	181,312
6.40%, 02/01/39	153	165,753
Baxalta Inc., 5.25%, 06/23/45	170	159,124
Biogen Inc.
2.25%, 05/01/30(a)	140	127,367
3.15%, 05/01/50	351	218,496
3.25%, 02/15/51(a)	146	91,946
5.05%, 01/15/31(a)	60	61,617
5.20%, 09/15/45	585	524,398
5.75%, 05/15/35	55	56,762
6.45%, 05/15/55(a)	50	50,992
Gilead Sciences Inc.
1.20%, 10/01/27	971	917,915
1.65%, 10/01/30	1,075	949,697
2.80%, 10/01/50	89	55,343
2.95%, 03/01/27	1,197	1,178,798
4.00%, 09/01/36	230	210,886
4.15%, 03/01/47	510	416,607
4.50%, 02/01/45	379	330,288
4.60%, 09/01/35	555	541,769
79
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
4.75%, 03/01/46	$623	$556,811
4.80%, 11/15/29	305	312,841
4.80%, 04/01/44	506	461,008
5.10%, 06/15/35(a)	320	324,341
5.25%, 10/15/33	715	742,429
5.50%, 11/15/54	165	160,160
5.60%, 11/15/64	145	141,231
5.65%, 12/01/41	342	349,127
Illumina Inc., 2.55%, 03/23/31	175	155,881
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	231	137,115
Royalty Pharma PLC
3.35%, 09/02/51	167	107,229
3.55%, 09/02/50(a)	204	137,584
5.40%, 09/02/34	5	5,067
5.90%, 09/02/54	105	100,729
		17,843,263
Building Materials — 2.1%
Amrize Finance US LLC, 5.40%, 04/07/35(c)	290	294,229
Carrier Global Corp.
2.70%, 02/15/31(a)	391	359,545
2.72%, 02/15/30	165	154,935
3.38%, 04/05/40	201	160,532
3.58%, 04/05/50	523	382,227
5.90%, 03/15/34	608	648,581
6.20%, 03/15/54(a)	80	85,164
CRH America Finance Inc.
5.40%, 05/21/34	2,403	2,467,706
5.50%, 01/09/35	515	531,438
CRH SMW Finance DAC
5.13%, 01/09/30	1,085	1,115,982
5.20%, 05/21/29(a)	2,765	2,853,063
Fortune Brands Innovations Inc.
3.25%, 09/15/29	468	447,637
4.00%, 03/25/32	822	780,787
4.50%, 03/25/52	229	182,051
5.88%, 06/01/33(a)	1,072	1,131,765
Johnson Controls International PLC
4.95%, 07/02/64(d)	5	4,256
6.00%, 01/15/36	455	492,549
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	2,360	2,091,026
2.00%, 09/16/31	1,106	957,237
4.90%, 12/01/32	30	30,293
Lennox International Inc.
1.70%, 08/01/27	1,167	1,112,944
5.50%, 09/15/28	450	465,941
Martin Marietta Materials Inc.
3.20%, 07/15/51	248	164,484
3.45%, 06/01/27(a)	81	80,000
3.50%, 12/15/27(a)	65	64,128
4.25%, 12/15/47	105	85,419
5.15%, 12/01/34(a)	35	35,211
5.50%, 12/01/54	485	466,839
Series CB, 2.50%, 03/15/30	78	72,321
Masco Corp.
3.13%, 02/15/51	60	37,096
3.50%, 11/15/27(a)	193	190,110
4.50%, 05/15/47	105	84,956
Mohawk Industries Inc., 3.63%, 05/15/30	5	4,813
Security	Par (000)	Value
Building Materials (continued)
Owens Corning
3.95%, 08/15/29	$435	$429,626
4.30%, 07/15/47	232	188,079
4.40%, 01/30/48	109	89,037
5.50%, 06/15/27	60	61,316
5.70%, 06/15/34(a)	75	78,461
5.95%, 06/15/54(a)	360	360,500
7.00%, 12/01/36	263	299,393
Trane Technologies Financing Ltd.
3.80%, 03/21/29	1,188	1,176,090
5.10%, 06/13/34	500	510,396
5.25%, 03/03/33	980	1,012,359
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	2,483	2,473,811
4.30%, 02/21/48	142	117,922
5.75%, 06/15/43	236	242,758
Vulcan Materials Co.
3.90%, 04/01/27	75	74,733
4.50%, 06/15/47	112	94,684
4.70%, 03/01/48	39	33,771
4.95%, 12/01/29	50	51,233
5.35%, 12/01/34	50	51,121
5.70%, 12/01/54(a)	125	123,653
		25,504,208
Chemicals — 1.6%
Albemarle Corp., 5.45%, 12/01/44	135	116,173
Cabot Corp., 4.00%, 07/01/29	65	64,280
CF Industries Inc.
4.95%, 06/01/43	110	98,363
5.38%, 03/15/44(a)	156	146,023
Dow Chemical Co. (The)
3.60%, 11/15/50	197	129,906
4.25%, 10/01/34	196	178,628
4.38%, 11/15/42	200	160,426
4.63%, 10/01/44	93	75,539
4.80%, 11/30/28(a)	15	15,195
4.80%, 05/15/49	162	129,269
5.15%, 02/15/34(a)	355	352,806
5.25%, 11/15/41	114	102,983
5.35%, 03/15/35(a)	75	74,313
5.55%, 11/30/48	225	201,455
5.60%, 02/15/54(a)	60	53,324
5.95%, 03/15/55	120	111,701
6.30%, 03/15/33(a)	188	201,323
6.90%, 05/15/53	65	68,211
9.40%, 05/15/39	254	327,952
DuPont de Nemours Inc.
4.73%, 11/15/28	654	666,373
5.32%, 11/15/38	308	321,049
5.42%, 11/15/48	443	445,769
Eastman Chemical Co.
4.50%, 12/01/28	20	20,094
4.65%, 10/15/44	185	154,331
4.80%, 09/01/42	149	128,810
Ecolab Inc.
1.30%, 01/30/31	652	559,506
2.13%, 02/01/32(a)	30	26,116
2.13%, 08/15/50	75	40,345
2.70%, 11/01/26	4,704	4,631,427
2.70%, 12/15/51(a)	131	79,693
3.25%, 12/01/27	2,157	2,125,751
Schedule of Investments
80

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.30%, 06/15/28	$30	$30,268
4.80%, 03/24/30	1,035	1,064,604
5.00%, 09/01/35	155	156,246
FMC Corp.
3.20%, 10/01/26	15	14,799
3.45%, 10/01/29(a)	29	27,429
4.50%, 10/01/49	76	56,592
5.65%, 05/18/33(a)	65	64,688
6.38%, 05/18/53	15	14,411
International Flavors & Fragrances Inc.
4.38%, 06/01/47	244	189,199
4.45%, 09/26/28	226	227,033
5.00%, 09/26/48	78	67,200
LYB International Finance BV
4.88%, 03/15/44	205	172,787
5.25%, 07/15/43(a)	205	180,799
LYB International Finance III LLC
3.63%, 04/01/51(a)	194	125,911
3.80%, 10/01/60	372	233,672
4.20%, 10/15/49	222	160,170
4.20%, 05/01/50	233	168,244
5.50%, 03/01/34(a)	155	154,169
5.63%, 05/15/33	401	410,355
6.15%, 05/15/35(a)	20	20,649
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	391	300,104
Mosaic Co. (The)
4.05%, 11/15/27	60	59,698
4.88%, 11/15/41	45	39,968
5.45%, 11/15/33	352	360,973
5.63%, 11/15/43	55	52,810
Nutrien Ltd.
3.95%, 05/13/50	105	78,299
4.13%, 03/15/35	517	473,150
4.20%, 04/01/29	98	97,716
4.50%, 03/12/27	100	100,479
4.90%, 06/01/43	72	64,408
5.00%, 04/01/49	103	91,214
5.25%, 03/12/32	175	179,796
5.25%, 01/15/45	191	177,115
5.40%, 06/21/34	160	162,939
5.63%, 12/01/40	67	66,507
5.80%, 03/27/53(a)	174	171,329
5.88%, 12/01/36	68	70,861
6.13%, 01/15/41	65	66,953
PPG Industries Inc.
2.80%, 08/15/29	72	68,336
3.75%, 03/15/28	51	50,539
RPM International Inc.
4.25%, 01/15/48	19	15,620
4.55%, 03/01/29(a)	41	41,245
5.25%, 06/01/45	62	57,551
Sherwin-Williams Co. (The)
2.30%, 05/15/30(a)	120	109,962
2.95%, 08/15/29	62	59,015
3.30%, 05/15/50	40	26,933
3.45%, 06/01/27	125	123,558
3.80%, 08/15/49	76	56,152
4.00%, 12/15/42	65	52,877
4.50%, 08/15/30	75	75,410
4.50%, 06/01/47	448	376,747
4.55%, 08/01/45	147	125,440
Security	Par (000)	Value
Chemicals (continued)
5.15%, 08/15/35	$75	$75,534
Westlake Corp.
3.38%, 08/15/61	130	76,950
5.00%, 08/15/46	33	28,797
		19,381,344
Commercial Services — 1.4%
Automatic Data Processing Inc.
1.25%, 09/01/30	3,814	3,331,883
1.70%, 05/15/28	4,448	4,208,192
4.45%, 09/09/34(a)	50	49,153
4.75%, 05/08/32	195	199,244
Block Financial LLC, 3.88%, 08/15/30	274	263,130
Cintas Corp. No. 2, 3.70%, 04/01/27	99	98,511
Global Payments Inc.
5.40%, 08/15/32	105	106,860
5.95%, 08/15/52(a)	129	122,745
GXO Logistics Inc.
2.65%, 07/15/31(a)	597	529,154
6.50%, 05/06/34	40	42,323
Moody's Corp.
3.10%, 11/29/61	140	86,165
3.25%, 01/15/28	42	41,320
3.25%, 05/20/50	104	69,166
4.25%, 02/01/29	60	60,269
4.25%, 08/08/32	165	162,369
4.88%, 12/17/48	194	172,599
5.25%, 07/15/44	32	30,649
PayPal Holdings Inc.
2.30%, 06/01/30	132	121,175
2.85%, 10/01/29	70	66,733
3.25%, 06/01/50	271	184,299
5.05%, 06/01/52(a)	61	55,736
5.25%, 06/01/62	199	182,897
Quanta Services Inc.
2.35%, 01/15/32	485	421,441
2.90%, 10/01/30	594	553,069
3.05%, 10/01/41	181	130,153
4.75%, 08/09/27	75	75,789
5.25%, 08/09/34	75	75,991
RELX Capital Inc.
3.00%, 05/22/30	2,259	2,142,496
4.00%, 03/18/29	1,787	1,779,834
4.75%, 03/27/30	95	97,013
5.25%, 03/27/35	240	245,426
S&P Global Inc.
2.30%, 08/15/60	690	346,448
2.50%, 12/01/29(a)	35	32,794
3.25%, 12/01/49	313	217,765
3.90%, 03/01/62	50	37,153
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	700	617,810
		16,957,754
Computers — 1.8%
Apple Inc.
2.40%, 08/20/50	327	191,822
2.55%, 08/20/60	1,335	757,363
2.65%, 05/11/50	356	220,301
2.65%, 02/08/51	315	193,263
2.70%, 08/05/51	367	226,007
2.80%, 02/08/61	209	122,173
81
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
2.85%, 08/05/61	$388	$228,676
2.95%, 09/11/49	281	186,423
3.35%, 08/08/32	210	199,109
3.45%, 02/09/45	223	172,824
3.75%, 09/12/47	170	133,413
3.75%, 11/13/47	42	33,141
3.85%, 05/04/43	211	176,225
3.85%, 08/04/46	538	433,995
3.95%, 08/08/52	533	419,579
4.10%, 08/08/62	350	273,414
4.25%, 02/09/47	322	275,868
4.38%, 05/13/45	225	198,442
4.50%, 02/23/36(a)	141	141,259
4.65%, 02/23/46	1,055	963,312
Dell Inc., 6.50%, 04/15/38	250	266,742
Dell International LLC/EMC Corp.
5.40%, 04/15/34	35	35,763
8.10%, 07/15/36	222	268,911
8.35%, 07/15/46(a)	214	273,041
DXC Technology Co., 2.38%, 09/15/28(a)	65	60,983
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	477	479,157
4.45%, 09/25/26	278	278,381
4.55%, 10/15/29	670	674,308
4.85%, 10/15/31	434	437,291
5.00%, 10/15/34	575	564,898
5.25%, 07/01/28(a)	554	569,852
5.60%, 10/15/54	315	290,390
6.20%, 10/15/35(a)	510	544,238
HP Inc.
4.20%, 04/15/32	330	318,372
5.40%, 04/25/30	75	77,897
5.50%, 01/15/33(a)	350	359,362
6.00%, 09/15/41(a)	486	493,472
6.10%, 04/25/35(a)	70	73,158
IBM International Capital Pte Ltd.
4.90%, 02/05/34	57	57,049
5.30%, 02/05/54	240	222,075
International Business Machines Corp.
2.95%, 05/15/50	228	144,056
3.30%, 01/27/27(a)	849	840,442
3.50%, 05/15/29	1,068	1,046,603
4.00%, 06/20/42	180	148,908
4.15%, 05/15/39	164	144,511
4.25%, 05/15/49	575	459,477
4.65%, 02/10/28	200	202,823
4.70%, 02/19/46	119	104,733
4.75%, 02/06/33(a)	275	277,046
4.90%, 07/27/52	50	43,958
5.10%, 02/06/53	85	77,054
5.60%, 11/30/39	136	140,563
5.88%, 11/29/32	263	283,030
6.22%, 08/01/27	314	326,714
6.50%, 01/15/28	117	123,484
7.13%, 12/01/96	77	90,882
Series .., 4.80%, 02/10/30	210	215,030
Series .., 5.00%, 02/10/32(a)	195	199,864
Series .., 5.20%, 02/10/35	170	172,655
Series .., 5.70%, 02/10/55	175	171,813
Kyndryl Holdings Inc., 3.15%, 10/15/31(a)	25	22,620
Security	Par (000)	Value
Computers (continued)
Leidos Inc.
2.30%, 02/15/31	$215	$191,186
4.38%, 05/15/30	656	652,604
NetApp Inc.
2.70%, 06/22/30	1,580	1,456,262
5.50%, 03/17/32	405	419,286
5.70%, 03/17/35	345	355,319
Teledyne FLIR LLC, 2.50%, 08/01/30	75	68,572
Western Digital Corp.
2.85%, 02/01/29	1,192	1,121,810
3.10%, 02/01/32	347	309,417
		21,702,671
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.70%, 08/01/47	627	487,423
4.00%, 08/15/45	321	263,079
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29	58	53,839
3.13%, 12/01/49(a)	203	130,343
4.15%, 03/15/47	121	95,455
4.38%, 06/15/45	94	77,236
6.00%, 05/15/37	59	63,202
Kenvue Inc.
4.85%, 05/22/32	75	76,338
5.05%, 03/22/53(a)	25	22,797
5.20%, 03/22/63	358	324,456
Procter & Gamble Co. (The)
2.45%, 11/03/26	356	350,142
2.80%, 03/25/27	90	88,562
2.85%, 08/11/27	1,291	1,268,999
3.00%, 03/25/30(a)	20	19,199
3.50%, 10/25/47	165	124,714
3.60%, 03/25/50	165	124,120
4.05%, 05/01/30	220	221,083
4.60%, 05/01/35(a)	225	226,249
5.55%, 03/05/37	435	468,371
5.80%, 08/15/34	124	134,683
Unilever Capital Corp.
1.38%, 09/14/30	395	348,044
1.75%, 08/12/31(a)	860	751,685
2.13%, 09/06/29	350	325,481
3.50%, 03/22/28	240	237,829
4.63%, 08/12/34	100	99,829
5.00%, 12/08/33	461	476,222
5.90%, 11/15/32	541	589,986
Series 30Y, 2.63%, 08/12/51	294	177,697
		7,627,063
Distribution & Wholesale — 0.4%
LKQ Corp.
5.75%, 06/15/28	1,615	1,667,939
6.25%, 06/15/33	1,730	1,828,603
WW Grainger Inc.
3.75%, 05/15/46	204	158,501
4.20%, 05/15/47	216	177,421
4.45%, 09/15/34	1,209	1,185,195
4.60%, 06/15/45	328	290,728
		5,308,387
Schedule of Investments
82

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	$150	$146,895
3.00%, 10/29/28	674	648,295
3.30%, 01/30/32	1,011	925,354
3.40%, 10/29/33	669	594,961
3.65%, 07/21/27	290	287,167
3.85%, 10/29/41	207	166,790
3.88%, 01/23/28	502	497,986
4.63%, 10/15/27	201	202,359
4.95%, 09/10/34	72	70,987
5.10%, 01/19/29	150	153,524
5.30%, 01/19/34	419	424,562
5.75%, 06/06/28	150	155,542
6.15%, 09/30/30	150	160,793
6.95%, 03/10/55, (5-year CMT + 2.720%)(b)	346	362,117
Air Lease Corp.
2.88%, 01/15/32	246	220,510
3.00%, 02/01/30	139	131,210
3.13%, 12/01/30	55	51,397
3.25%, 10/01/29	187	179,087
3.63%, 04/01/27	251	248,966
3.63%, 12/01/27	253	249,866
4.63%, 10/01/28	228	230,350
Ally Financial Inc.
6.85%, 01/03/30, (1-day SOFR + 2.282%)(b)	85	90,231
6.99%, 06/13/29, (1-day SOFR + 3.260%)(b)	65	68,779
8.00%, 11/01/31	767	876,708
American Express Co.
4.05%, 12/03/42	235	198,848
4.35%, 07/20/29, (1-day SOFR + 0.810%)(b)	475	477,337
4.42%, 08/03/33, (1-day SOFR + 1.760%)(b)	187	183,786
4.73%, 04/25/29, (1-day SOFR + 1.260%)(b)	415	421,373
4.92%, 07/20/33, (1-day SOFR + 1.220%)(b)	250	253,064
4.99%, 05/26/33, (1-day SOFR + 2.255%)(b)	40	40,319
5.02%, 04/25/31, (1-day SOFR + 1.440%)(b)	425	436,510
5.04%, 05/01/34, (1-day SOFR + 1.835%)(b)	155	157,318
5.10%, 02/16/28, (1-day SOFR + 1.000%)(b)	55	55,654
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(b)	185	190,771
5.28%, 07/26/35, (1-day SOFR + 1.420%)(b)	530	540,066
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(b)	225	231,210
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(b)	45	46,967
5.63%, 07/28/34, (1-day SOFR + 1.930%)(b)	367	379,541
5.67%, 04/25/36, (1-day SOFR + 1.790%)(b)	320	334,122
5.92%, 04/25/35, (1-day SOFR + 1.630%)(b)	445	469,061
6.49%, 10/30/31, (1-day SOFR + 1.940%)(b)	195	213,301
American Express Credit Corp., 3.30%, 05/03/27	785	776,548
Ameriprise Financial Inc., 2.88%, 09/15/26	23	22,704
Brookfield Capital Finance LLC, 6.09%, 06/14/33	552	588,419
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	539	466,343
Brookfield Finance Inc.
3.50%, 03/30/51	213	146,334
3.63%, 02/15/52	130	89,885
3.90%, 01/25/28	326	323,604
4.35%, 04/15/30	39	38,905
4.70%, 09/20/47	224	192,063
4.85%, 03/29/29(a)	112	113,921
Security	Par (000)	Value
Diversified Financial Services (continued)
5.33%, 01/15/36	$35	$34,776
5.68%, 01/15/35	406	419,505
5.97%, 03/04/54	125	125,143
6.35%, 01/05/34	335	362,248
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	279	189,099
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.337%)(b)	412	354,692
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)(b)	150	133,124
3.27%, 03/01/30, (1-day SOFR + 1.790%)(b)	40	38,557
3.80%, 01/31/28	390	386,462
4.10%, 02/09/27	694	692,503
4.93%, 05/10/28, (1-day SOFR + 2.057%)(b)	155	156,583
5.25%, 07/26/30, (1-day SOFR + 2.600%)(b)	145	149,006
5.27%, 05/10/33, (1-day SOFR + 2.370%)(b)	415	422,254
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)(b)	110	114,370
5.88%, 07/26/35, (1-day SOFR +1.990%)(b)	200	207,907
6.18%, 01/30/36, (1-day SOFR + 2.036%)(b)	100	103,197
6.31%, 06/08/29, (1-day SOFR + 2.640%)(b)	145	152,201
6.38%, 06/08/34, (1-day SOFR + 2.860%)(b)	300	322,079
6.70%, 11/29/32	284	312,433
7.62%, 10/30/31, (1-day SOFR + 3.070%)(b)	55	62,384
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(b)	660	771,638
Cboe Global Markets Inc.
1.63%, 12/15/30	45	39,537
3.00%, 03/16/32	552	503,485
3.65%, 01/12/27	132	131,205
Charles Schwab Corp. (The)
1.95%, 12/01/31	215	186,103
2.00%, 03/20/28	85	81,038
2.30%, 05/13/31	135	121,418
2.90%, 03/03/32	420	380,500
3.20%, 01/25/28	39	38,273
3.25%, 05/22/29	5	4,865
4.00%, 02/01/29	50	49,973
4.63%, 03/22/30(a)	100	102,153
5.85%, 05/19/34, (1-day SOFR + 2.500%)(b)	30	31,964
6.14%, 08/24/34, (1-day SOFR + 2.010%)(b)	230	249,628
CI Financial Corp.
3.20%, 12/17/30	276	248,236
4.10%, 06/15/51(a)	100	71,478
CME Group Inc.
2.65%, 03/15/32	20	18,027
3.75%, 06/15/28	99	98,645
4.15%, 06/15/48(a)	28	23,316
5.30%, 09/15/43	45	44,970
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	635	725,360
Eaton Vance Corp., 3.50%, 04/06/27(a)	200	198,155
Franklin Resources Inc., 2.95%, 08/12/51	35	21,481
Intercontinental Exchange Inc.
1.85%, 09/15/32	180	150,851
2.65%, 09/15/40(a)	107	78,214
3.00%, 06/15/50	392	254,713
3.00%, 09/15/60	668	400,160
3.10%, 09/15/27(a)	35	34,344
3.75%, 09/21/28(a)	65	64,415
4.25%, 09/21/48	291	239,967
4.60%, 03/15/33	185	184,904
4.95%, 06/15/52(a)	250	224,451
5.20%, 06/15/62	300	275,195
83
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Invesco Finance PLC, 5.38%, 11/30/43	$186	$177,632
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	745	743,040
Jefferies Financial Group Inc.
4.15%, 01/23/30	27	26,657
6.25%, 01/15/36	93	97,770
6.50%, 01/20/43	80	83,450
Lazard Group LLC, 5.63%, 08/01/35	100	100,683
Legg Mason Inc., 5.63%, 01/15/44	282	277,232
LPL Holdings Inc.
5.65%, 03/15/35	5	5,053
5.75%, 06/15/35	120	121,937
Mastercard Inc.
2.95%, 06/01/29	20	19,333
2.95%, 03/15/51	168	108,763
3.35%, 03/26/30	55	53,503
3.65%, 06/01/49	274	206,028
3.80%, 11/21/46	116	91,575
3.85%, 03/26/50	281	217,740
3.95%, 02/26/48	173	138,024
4.55%, 01/15/35	225	221,989
4.88%, 05/09/34	30	30,461
4.95%, 03/15/32	150	155,275
Nasdaq Inc.
1.65%, 01/15/31	240	209,874
3.25%, 04/28/50(a)	134	90,258
3.95%, 03/07/52	185	138,221
5.35%, 06/28/28	328	338,385
5.55%, 02/15/34	673	701,506
5.95%, 08/15/53(a)	99	100,571
6.10%, 06/28/63	116	118,931
Nomura Holdings Inc.
2.17%, 07/14/28	735	693,261
2.33%, 01/22/27	161	156,610
2.61%, 07/14/31	452	405,013
2.68%, 07/16/30	372	341,093
2.71%, 01/22/29	256	242,126
3.00%, 01/22/32	200	179,574
3.10%, 01/16/30	595	561,356
4.90%, 07/01/30	200	202,783
5.39%, 07/06/27	200	203,786
5.49%, 06/29/35	200	204,208
5.61%, 07/06/29	55	57,314
5.78%, 07/03/34	200	209,506
5.84%, 01/18/28	215	222,299
6.07%, 07/12/28	210	219,975
6.09%, 07/12/33	200	214,516
6.18%, 01/18/33	200	214,869
ORIX Corp.
2.25%, 03/09/31	34	30,367
3.70%, 07/18/27(a)	61	60,440
4.00%, 04/13/32(a)	225	216,170
5.20%, 09/13/32(a)	145	148,913
5.40%, 02/25/35	75	76,681
Radian Group Inc., 4.88%, 03/15/27	85	85,181
Raymond James Financial Inc.
3.75%, 04/01/51	165	120,835
4.65%, 04/01/30	247	251,528
4.95%, 07/15/46	249	225,428
Synchrony Financial
2.88%, 10/28/31(a)	169	149,840
Security	Par (000)	Value
Diversified Financial Services (continued)
3.95%, 12/01/27	$907	$894,484
5.15%, 03/19/29	519	525,438
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)(b)	180	186,469
6.00%, 07/29/36, (1-day SOFR + 2.070%)(b)	425	429,643
Visa Inc.
2.00%, 08/15/50	267	143,037
2.05%, 04/15/30	65	59,681
3.65%, 09/15/47	148	114,474
4.15%, 12/14/35	538	514,262
4.30%, 12/14/45	593	512,096
Voya Financial Inc., 4.70%, 01/23/48(b)	185	179,480
Western Union Co. (The), 6.20%, 11/17/36(a)	299	304,394
		39,450,616
Electric — 8.2%
AEP Texas Inc.
3.45%, 05/15/51	584	386,432
4.70%, 05/15/32	411	408,245
5.25%, 05/15/52	390	347,732
5.40%, 06/01/33	672	685,367
5.45%, 05/15/29	60	62,290
5.70%, 05/15/34	362	372,392
Series G, 4.15%, 05/01/49	85	64,114
Series H, 3.45%, 01/15/50	197	133,058
Avangrid Inc., 3.80%, 06/01/29	4,795	4,712,031
Avista Corp.
4.00%, 04/01/52	833	626,021
4.35%, 06/01/48	570	463,500
Baltimore Gas & Electric Co.
3.20%, 09/15/49	489	325,903
3.50%, 08/15/46	324	236,959
3.75%, 08/15/47	263	199,278
4.25%, 09/15/48	196	157,149
5.40%, 06/01/53	72	68,095
5.45%, 06/01/35(a)	150	154,623
5.65%, 06/01/54	355	350,856
6.35%, 10/01/36	160	176,235
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	337	259,847
3.60%, 03/01/52	485	349,397
3.95%, 03/01/48	289	225,595
4.50%, 04/01/44	197	171,015
5.30%, 04/01/53	70	66,583
Series AA, 3.00%, 02/01/27	64	63,020
Series AC, 4.25%, 02/01/49	301	243,848
Series AD, 2.90%, 07/01/50	105	66,452
Series AF, 3.35%, 04/01/51	235	160,422
Series AQ, 4.95%, 08/15/35	25	24,806
Series K2, 6.95%, 03/15/33	93	105,242
Series Z, 2.40%, 09/01/26	78	76,653
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	490	511,317
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.900%)(b)	500	453,839
4.75%, 06/01/50, (5-year CMT + 4.116%)(b)	580	560,677
6.50%, 06/01/55, (5-year CMT + 1.961%)(b)	125	127,467
Commonwealth Edison Co.
2.20%, 03/01/30	1,087	997,708
3.00%, 03/01/50	380	245,014
3.65%, 06/15/46	239	180,835
3.70%, 08/15/28	161	159,787
Schedule of Investments
84

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.70%, 03/01/45	$199	$153,588
3.80%, 10/01/42	170	135,888
4.00%, 03/01/48	302	238,772
4.00%, 03/01/49	220	170,243
4.35%, 11/15/45	177	148,626
4.60%, 08/15/43	35	30,982
4.70%, 01/15/44	113	100,754
5.30%, 06/01/34	60	62,030
5.65%, 06/01/54	103	101,253
5.90%, 03/15/36	303	323,550
5.95%, 06/01/55	200	205,956
6.45%, 01/15/38	169	187,236
Series 122, 2.95%, 08/15/27	56	54,936
Series 123, 3.75%, 08/15/47	269	203,632
Series 127, 3.20%, 11/15/49	292	195,919
Series 133, 3.85%, 03/15/52	15	11,138
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	617	484,672
4.30%, 04/15/44	325	276,397
4.95%, 01/15/30	50	51,316
4.95%, 08/15/34	45	45,243
5.25%, 01/15/53	55	51,468
Series A, 2.05%, 07/01/31(a)	425	375,185
Series A, 3.20%, 03/15/27	1,109	1,095,340
Series A, 4.15%, 06/01/45	464	379,428
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61(a)	68	45,891
3.70%, 11/15/59	279	192,967
3.80%, 05/15/28	96	95,522
3.85%, 06/15/46	200	155,466
3.95%, 03/01/43	115	93,303
4.45%, 03/15/44	227	195,673
4.50%, 12/01/45	207	177,371
4.50%, 05/15/58	135	108,797
4.63%, 12/01/54	175	146,188
5.70%, 06/15/40	135	138,326
Series 05-A, 5.30%, 03/01/35	210	215,086
Series 06-A, 5.85%, 03/15/36	194	205,565
Series 06-B, 6.20%, 06/15/36	120	130,401
Series 07-A, 6.30%, 08/15/37	153	167,650
Series 08-B, 6.75%, 04/01/38	213	242,888
Series 09-C, 5.50%, 12/01/39	192	193,749
Series 12-A, 4.20%, 03/15/42	154	131,317
Series 2017, 3.88%, 06/15/47	123	94,201
Series 20A, 3.35%, 04/01/30	408	395,318
Series 20B, 3.95%, 04/01/50	344	266,056
Series A, 4.13%, 05/15/49	193	151,494
Series B, 3.13%, 11/15/27	96	94,200
Series C, 3.00%, 12/01/60	520	305,942
Series C, 4.00%, 11/15/57(a)	115	84,737
Series C, 4.30%, 12/01/56	134	104,908
Series D, 4.00%, 12/01/28	286	286,365
Series E, 4.65%, 12/01/48	103	88,608
Constellation Energy Generation LLC
5.60%, 06/15/42	64	63,282
5.75%, 10/01/41	92	92,452
5.80%, 03/01/33(a)	550	584,570
6.25%, 10/01/39	180	193,155
Delmarva Power & Light Co., 4.15%, 05/15/45	149	122,122
Edison International
4.13%, 03/15/28	353	347,432
Security	Par (000)	Value
Electric (continued)
5.25%, 03/15/32(a)	$300	$295,232
5.45%, 06/15/29	65	65,709
5.75%, 06/15/27(a)	229	233,164
6.95%, 11/15/29	225	238,706
El Paso Electric Co.
5.00%, 12/01/44	115	99,365
6.00%, 05/15/35	87	90,089
Enel Americas SA, 4.00%, 10/25/26	1,076	1,069,360
Enel Chile SA, 4.88%, 06/12/28	230	232,705
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.670%)(b)	110	114,540
Entergy Louisiana LLC
2.90%, 03/15/51	599	370,459
4.20%, 09/01/48	260	208,738
4.20%, 04/01/50	288	227,912
4.95%, 01/15/45	475	423,583
5.70%, 03/15/54	314	306,768
Entergy Texas Inc.
5.00%, 09/15/52	79	70,000
5.80%, 09/01/53	325	320,463
Eversource Energy
2.55%, 03/15/31	205	184,733
3.45%, 01/15/50	541	375,714
5.00%, 01/01/27	20	20,191
5.13%, 05/15/33	99	99,398
5.45%, 03/01/28	135	138,779
5.50%, 01/01/34	406	415,157
5.85%, 04/15/31	85	90,017
5.95%, 07/15/34	244	256,102
Series M, 3.30%, 01/15/28	243	238,005
Series O, 4.25%, 04/01/29	302	300,983
Series R, 1.65%, 08/15/30	2,387	2,094,554
Exelon Corp.
4.05%, 04/15/30	578	571,684
4.10%, 03/15/52	727	552,453
4.45%, 04/15/46	326	270,694
4.70%, 04/15/50	373	311,042
4.95%, 06/15/35	253	246,939
5.10%, 06/15/45	256	233,942
5.13%, 03/15/31	65	66,970
5.45%, 03/15/34	155	159,885
5.60%, 03/15/53	222	210,547
5.63%, 06/15/35	165	170,616
5.88%, 03/15/55	550	542,826
6.50%, 03/15/55, (5-year CMT + 1.975%)(b)	170	175,729
FirstEnergy Transmission LLC, 5.00%, 01/15/35	1,280	1,269,213
Florida Power & Light Co.
2.88%, 12/04/51	70	43,654
3.15%, 10/01/49	301	201,911
3.70%, 12/01/47	179	135,354
3.95%, 03/01/48	331	262,178
3.99%, 03/01/49	378	295,682
4.05%, 06/01/42	201	168,817
4.05%, 10/01/44	220	181,133
4.13%, 02/01/42	214	182,207
4.13%, 06/01/48	226	182,334
4.95%, 06/01/35	226	227,030
5.25%, 02/01/41	130	127,901
5.63%, 04/01/34(a)	371	393,037
5.65%, 02/01/37	117	122,484
5.69%, 03/01/40	115	119,185
85
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.80%, 03/15/65	$50	$50,620
5.95%, 02/01/38	161	172,911
5.96%, 04/01/39	125	132,823
Iberdrola International BV, 6.75%, 07/15/36	2,070	2,364,679
ITC Holdings Corp.
3.35%, 11/15/27	269	263,946
5.30%, 07/01/43	703	655,305
National Grid PLC
5.42%, 01/11/34	884	909,108
5.60%, 06/12/28	900	931,802
5.81%, 06/12/33	1,767	1,870,931
National Grid USA, 5.80%, 04/01/35	1,275	1,308,840
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	10	9,281
4.02%, 11/01/32	176	169,043
4.30%, 03/15/49	392	324,047
4.40%, 11/01/48	169	141,578
5.05%, 09/15/28	40	41,077
Series C, 8.00%, 03/01/32	208	246,446
Nevada Power Co.
5.90%, 05/01/53	490	484,388
Series EE, 3.13%, 08/01/50	333	211,338
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	2,643	2,407,821
2.75%, 11/01/29	3,311	3,126,570
3.50%, 04/01/29	1,178	1,151,724
3.55%, 05/01/27	2,680	2,653,121
3.80%, 03/15/82, (5-year CMT + 2.547%)(b)	100	96,687
4.80%, 12/01/77(a)(b)	20	19,274
4.85%, 02/04/28	80	81,373
5.05%, 03/15/30	100	102,933
5.25%, 03/15/34	80	81,425
5.30%, 03/15/32	80	82,800
5.45%, 03/15/35(a)	70	71,764
5.55%, 03/15/54(a)	25	23,743
5.65%, 05/01/79(a)(b)	10	9,981
5.90%, 03/15/55	550	548,030
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)(b)	88	92,864
NSTAR Electric Co.
1.95%, 08/15/31(a)	322	282,455
3.10%, 06/01/51(a)	338	222,976
3.20%, 05/15/27	2,015	1,986,860
3.25%, 05/15/29	320	310,608
3.95%, 04/01/30	1,148	1,137,193
4.40%, 03/01/44	449	382,616
4.55%, 06/01/52	320	265,582
4.85%, 03/01/30	50	51,231
5.20%, 03/01/35	50	50,774
5.40%, 06/01/34	85	87,875
5.50%, 03/15/40	110	111,433
Ohio Edison Co., 6.88%, 07/15/36	135	153,181
Ohio Power Co.
4.00%, 06/01/49	268	200,543
4.15%, 04/01/48	190	146,802
5.00%, 06/01/33	295	296,843
5.65%, 06/01/34	585	607,012
Series Q, 1.63%, 01/15/31	500	431,816
Series R, 2.90%, 10/01/51	814	488,706
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	485	285,859
3.10%, 09/15/49	518	340,388
Security	Par (000)	Value
Electric (continued)
3.75%, 04/01/45	$378	$291,545
3.80%, 09/30/47	207	157,783
3.80%, 06/01/49	372	275,685
4.10%, 11/15/48	266	210,576
4.55%, 12/01/41	70	62,162
4.60%, 06/01/52	85	70,147
4.65%, 11/01/29	35	35,611
4.95%, 09/15/52	160	142,048
5.25%, 09/30/40	40	39,387
5.30%, 06/01/42	35	33,804
5.35%, 10/01/52(a)	50	46,777
5.55%, 06/15/54	292	281,984
5.75%, 03/15/29	47	49,196
7.25%, 01/15/33	27	30,896
Pacific Gas and Electric Co.
3.50%, 08/01/50	845	553,761
3.95%, 12/01/47	130	94,083
4.20%, 06/01/41	75	59,194
4.25%, 03/15/46	72	54,361
4.30%, 03/15/45	173	132,956
4.40%, 03/01/32	135	129,978
4.45%, 04/15/42	115	91,822
4.50%, 07/01/40	409	348,647
4.55%, 07/01/30	35	34,665
4.60%, 06/15/43	132	106,483
4.75%, 02/15/44	115	95,116
4.95%, 07/01/50	665	550,319
5.25%, 03/01/52	511	436,086
5.90%, 06/15/32	569	592,319
6.15%, 01/15/33	429	450,524
6.75%, 01/15/53(a)	523	539,974
PECO Energy Co.
2.85%, 09/15/51	105	65,238
3.00%, 09/15/49	583	378,635
3.05%, 03/15/51	95	61,123
3.70%, 09/15/47	365	275,885
3.90%, 03/01/48	377	294,335
4.15%, 10/01/44	283	234,676
4.60%, 05/15/52	100	85,804
5.25%, 09/15/54	620	582,884
5.95%, 10/01/36	126	135,037
Potomac Electric Power Co.
4.15%, 03/15/43	570	475,572
5.20%, 03/15/34	45	46,106
5.50%, 03/15/54	160	153,896
6.50%, 11/15/37	208	232,067
PPL Electric Utilities Corp.
3.00%, 10/01/49	213	138,412
3.95%, 06/01/47	112	88,708
4.15%, 10/01/45	80	66,307
4.15%, 06/15/48	364	294,538
4.85%, 02/15/34	250	251,472
5.00%, 05/15/33	501	511,812
5.25%, 05/15/53	610	576,582
5.55%, 08/15/55	250	244,359
6.25%, 05/15/39	112	123,205
Public Service Co. of New Hampshire
3.60%, 07/01/49	810	595,216
4.40%, 07/01/28	75	75,756
5.15%, 01/15/53	120	110,513
5.35%, 10/01/33	300	313,053
Schedule of Investments
86

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series V, 2.20%, 06/15/31(a)	$457	$408,001
Public Service Electric & Gas Co.
2.25%, 09/15/26	10	9,813
2.45%, 01/15/30	102	95,019
3.15%, 01/01/50	369	248,854
3.20%, 05/15/29	40	38,818
3.20%, 08/01/49	312	213,325
3.60%, 12/01/47	205	152,469
3.65%, 09/01/28	70	69,259
3.65%, 09/01/42	215	169,289
3.70%, 05/01/28	113	112,325
3.80%, 01/01/43	155	124,282
3.80%, 03/01/46	352	273,994
3.85%, 05/01/49	293	224,037
3.95%, 05/01/42	121	99,768
4.05%, 05/01/48	166	132,583
5.05%, 03/01/35	35	35,470
5.20%, 03/01/34	75	77,003
5.30%, 08/01/54	10	9,485
5.45%, 08/01/53	26	25,230
5.45%, 03/01/54	95	92,333
5.50%, 03/01/40	120	122,224
5.80%, 05/01/37	83	88,162
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55(a)	310	303,465
Public Service Enterprise Group Inc.
1.60%, 08/15/30	2,082	1,817,116
2.45%, 11/15/31	1,552	1,375,957
4.90%, 03/15/30	80	81,747
5.20%, 04/01/29	55	56,744
5.40%, 03/15/35	110	112,191
5.45%, 04/01/34(a)	816	838,707
6.13%, 10/15/33	215	230,384
San Diego Gas & Electric Co.
4.15%, 05/15/48	184	145,676
4.50%, 08/15/40	227	205,767
4.95%, 08/15/28	105	107,794
6.00%, 06/01/39(a)	127	135,502
Series RRR, 3.75%, 06/01/47	168	125,455
Series TTT, 4.10%, 06/15/49	206	161,059
Series UUU, 3.32%, 04/15/50	419	281,133
Series WWW, 2.95%, 08/15/51(a)	133	83,549
Sempra
3.25%, 06/15/27	20	19,648
3.40%, 02/01/28	195	191,073
3.80%, 02/01/38	391	329,520
4.00%, 02/01/48	404	301,936
4.13%, 04/01/52, (5-year CMT + 2.868%)(b)	247	240,521
6.00%, 10/15/39	218	222,904
6.88%, 10/01/54, (5-year CMT + 2.789%)(b)	72	73,281
Southern California Edison Co.
2.25%, 06/01/30	75	67,464
3.45%, 02/01/52	465	302,737
3.65%, 02/01/50	392	269,606
4.00%, 04/01/47	363	270,365
4.05%, 03/15/42	156	123,266
4.50%, 09/01/40	153	134,111
4.65%, 10/01/43	172	144,777
5.25%, 03/15/30	75	76,787
5.45%, 03/01/35(a)	50	50,315
5.50%, 03/15/40(a)	111	107,914
Security	Par (000)	Value
Electric (continued)
5.63%, 02/01/36	$162	$162,510
5.70%, 03/01/53	108	99,673
5.75%, 04/15/54	314	292,320
5.88%, 12/01/53(a)	29	27,573
5.90%, 03/01/55	85	81,103
6.00%, 01/15/34	325	337,852
6.05%, 03/15/39	74	76,021
6.20%, 09/15/55(a)	350	347,354
6.65%, 04/01/29	241	253,101
Series 04-G, 5.75%, 04/01/35	112	115,389
Series 05-E, 5.35%, 07/15/35(a)	144	143,859
Series 06-E, 5.55%, 01/15/37(a)	80	79,378
Series 08-A, 5.95%, 02/01/38	115	117,566
Series 13-A, 3.90%, 03/15/43	157	120,658
Series 20A, 2.95%, 02/01/51	60	36,399
Series A, 4.20%, 03/01/29	32	31,711
Series B, 3.65%, 03/01/28	72	70,853
Series B, 4.88%, 03/01/49	86	71,772
Series C, 3.60%, 02/01/45	193	138,273
Series C, 4.13%, 03/01/48	294	222,290
Series E, 5.45%, 06/01/52	29	25,853
Series H, 3.65%, 06/01/51	18	12,238
Tampa Electric Co., 5.00%, 07/15/52	285	251,352
Toledo Edison Co. (The), 6.15%, 05/15/37	245	265,416
		98,259,065
Electrical Components & Equipment — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28	1,605	1,610,504
4.38%, 05/08/42(a)	210	185,541
Acuity Brands Lighting Inc., 2.15%, 12/15/30	1,206	1,076,770
Emerson Electric Co.
2.80%, 12/21/51	175	109,066
5.25%, 11/15/39	20	20,141
		3,002,022
Electronics — 1.0%
Allegion PLC, 3.50%, 10/01/29	840	812,238
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	447	440,277
5.41%, 07/01/32(a)	617	640,261
5.60%, 05/29/34	575	592,019
Amphenol Corp., 2.80%, 02/15/30	41	38,758
Avnet Inc.
3.00%, 05/15/31	300	271,542
5.50%, 06/01/32	465	470,232
Flex Ltd.
4.88%, 06/15/29	424	428,645
4.88%, 05/12/30	728	735,570
Fortive Corp., 4.30%, 06/15/46	82	67,055
Honeywell International Inc.
2.50%, 11/01/26	1,844	1,810,357
2.70%, 08/15/29(a)	517	491,875
3.81%, 11/21/47	168	129,138
4.25%, 01/15/29	200	201,032
4.50%, 01/15/34	390	382,523
4.65%, 07/30/27	100	101,214
4.70%, 02/01/30(a)	25	25,493
4.75%, 02/01/32	220	223,356
4.88%, 09/01/29	30	30,884
4.95%, 09/01/31	15	15,462
5.00%, 02/15/33	350	356,665
87
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.00%, 03/01/35	$540	$543,590
5.25%, 03/01/54	235	218,687
5.35%, 03/01/64	275	254,858
5.38%, 03/01/41	175	177,651
5.70%, 03/15/36	226	238,443
5.70%, 03/15/37	188	197,718
Hubbell Inc.
3.15%, 08/15/27	28	27,428
3.50%, 02/15/28	42	41,322
Keysight Technologies Inc.
3.00%, 10/30/29	195	185,041
4.60%, 04/06/27	808	811,656
4.95%, 10/15/34(a)	430	427,039
5.35%, 07/30/30	55	57,151
Trimble Inc., 4.90%, 06/15/28	391	396,603
Tyco Electronics Group SA, 7.13%, 10/01/37	129	151,255
Vontier Corp.
2.40%, 04/01/28	208	197,503
2.95%, 04/01/31(a)	194	176,596
		12,367,137
Engineering & Construction — 0.2%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	550	575,509
6.35%, 08/18/28	1,990	2,097,020
		2,672,529
Environmental Control — 0.3%
Republic Services Inc.
2.38%, 03/15/33(a)	45	38,795
3.05%, 03/01/50(a)	353	236,584
5.70%, 05/15/41	30	30,902
6.20%, 03/01/40	20	21,797
Veralto Corp.
5.35%, 09/18/28	713	736,378
5.45%, 09/18/33	1,050	1,084,483
5.50%, 09/18/26	48	48,487
Waste Connections Inc.
2.60%, 02/01/30	15	14,083
2.95%, 01/15/52	387	243,571
3.05%, 04/01/50(a)	62	40,602
4.25%, 12/01/28	5	5,037
Waste Management Inc.
2.50%, 11/15/50	416	244,233
3.15%, 11/15/27	85	83,532
4.10%, 03/01/45	27	22,414
4.15%, 07/15/49	201	163,099
5.35%, 10/15/54	15	14,370
		3,028,367
Food — 1.9%
Ahold Finance USA LLC, 6.88%, 05/01/29	238	259,435
Conagra Brands Inc.
4.85%, 11/01/28	80	80,853
5.00%, 08/01/30	150	151,371
5.30%, 11/01/38	210	198,120
5.40%, 11/01/48	363	319,202
5.75%, 08/01/35(a)	150	150,762
7.00%, 10/01/28	45	48,073
8.25%, 09/15/30(a)	255	294,758
General Mills Inc.
2.25%, 10/14/31	863	758,502
2.88%, 04/15/30(a)	1,085	1,018,760
Security	Par (000)	Value
Food (continued)
3.00%, 02/01/51(a)	$246	$155,041
3.20%, 02/10/27	1,242	1,225,303
4.20%, 04/17/28	873	874,155
4.70%, 01/30/27	181	182,160
4.88%, 01/30/30	120	122,671
4.95%, 03/29/33	86	86,521
5.25%, 01/30/35(a)	455	457,484
5.40%, 06/15/40(a)	88	86,178
5.50%, 10/17/28(a)	55	57,119
Hershey Co. (The)
2.45%, 11/15/29	48	45,003
3.13%, 11/15/49	17	11,332
3.38%, 08/15/46	35	25,359
Hormel Foods Corp., 3.05%, 06/03/51	327	210,003
Ingredion Inc.
2.90%, 06/01/30	1,039	971,806
3.90%, 06/01/50	283	204,069
J.M. Smucker Co. (The)
2.38%, 03/15/30	20	18,400
4.25%, 03/15/35	202	187,658
4.38%, 03/15/45	117	95,897
6.20%, 11/15/33(a)	25	26,863
6.50%, 11/15/43	40	42,528
6.50%, 11/15/53(a)	350	372,674
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.50%, 12/01/52	170	173,431
Kellanova
2.10%, 06/01/30	1,450	1,314,439
3.40%, 11/15/27(a)	1,212	1,195,096
4.30%, 05/15/28	1,144	1,151,439
5.25%, 03/01/33	245	251,552
5.75%, 05/16/54(a)	20	19,485
Series B, 7.45%, 04/01/31	265	303,616
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	203	209,606
Kraft Heinz Foods Co.
4.38%, 06/01/46	351	279,266
4.88%, 10/01/49	431	359,773
5.00%, 07/15/35	105	102,759
5.00%, 06/04/42	101	90,265
5.20%, 03/15/32(a)	145	147,938
5.20%, 07/15/45	428	380,425
5.40%, 03/15/35(a)	150	150,852
5.50%, 06/01/50	365	330,639
6.50%, 02/09/40	197	207,600
6.88%, 01/26/39	210	228,440
Kroger Co. (The)
3.88%, 10/15/46	137	104,105
3.95%, 01/15/50	183	137,142
4.45%, 02/01/47	346	286,535
4.65%, 01/15/48	145	122,223
5.00%, 09/15/34	285	283,970
5.00%, 04/15/42	109	100,255
5.15%, 08/01/43	131	121,028
5.40%, 07/15/40	60	59,090
5.40%, 01/15/49	165	154,224
5.50%, 09/15/54	280	261,887
5.65%, 09/15/64	265	248,520
6.90%, 04/15/38	131	146,933
7.50%, 04/01/31	186	213,490
McCormick & Co. Inc./MD
1.85%, 02/15/31	295	257,699
Schedule of Investments
88

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
2.50%, 04/15/30	$317	$292,766
3.40%, 08/15/27	367	362,508
4.20%, 08/15/47	282	224,068
4.70%, 10/15/34	100	97,132
Mondelez International Inc.
2.63%, 09/04/50	143	83,811
2.75%, 04/13/30	38	35,582
4.13%, 05/07/28	35	35,060
Sysco Corp.
2.40%, 02/15/30	132	121,979
3.30%, 02/15/50	210	140,899
4.45%, 03/15/48	104	86,043
4.50%, 04/01/46	67	56,352
4.85%, 10/01/45	138	122,784
5.38%, 09/21/35	40	40,696
5.95%, 04/01/30	177	188,126
6.60%, 04/01/40	92	101,376
6.60%, 04/01/50	350	376,919
The Campbell's Co.
2.38%, 04/24/30	75	68,535
3.13%, 04/24/50	188	119,999
4.15%, 03/15/28	790	789,794
4.75%, 03/23/35	55	52,685
4.80%, 03/15/48	204	176,298
5.25%, 10/13/54(a)	45	40,506
5.40%, 03/21/34	278	282,091
Tyson Foods Inc.
4.35%, 03/01/29(a)	30	30,025
4.55%, 06/02/47	178	148,488
5.10%, 09/28/48(a)	282	252,924
5.15%, 08/15/44	65	59,359
		22,518,587
Forest Products & Paper — 0.2%
International Paper Co.
4.35%, 08/15/48(a)	138	110,906
4.40%, 08/15/47	239	194,741
4.80%, 06/15/44	178	156,467
5.00%, 09/15/35(a)	225	223,494
5.15%, 05/15/46	25	22,644
6.00%, 11/15/41	213	216,764
7.30%, 11/15/39	95	109,429
Suzano Austria GmbH
3.13%, 01/15/32	232	205,890
3.75%, 01/15/31	329	309,192
5.00%, 01/15/30	357	356,593
6.00%, 01/15/29	393	404,817
		2,310,937
Gas — 0.9%
Atmos Energy Corp.
2.63%, 09/15/29	20	18,888
2.85%, 02/15/52(a)	120	73,281
3.00%, 06/15/27	15	14,756
3.38%, 09/15/49(a)	292	202,478
4.13%, 10/15/44	188	156,458
4.13%, 03/15/49	167	132,367
4.15%, 01/15/43	39	32,784
4.30%, 10/01/48	185	152,569
5.00%, 12/15/54	10	8,996
5.50%, 06/15/41(a)	28	28,226
Series ., 5.20%, 08/15/35	60	60,781
Security	Par (000)	Value
Gas (continued)
National Fuel Gas Co.
2.95%, 03/01/31	$129	$117,274
3.95%, 09/15/27(a)	425	420,760
4.75%, 09/01/28	65	65,130
5.50%, 10/01/26	45	45,469
5.50%, 03/15/30	35	36,168
5.95%, 03/15/35	25	25,703
NiSource Inc.
1.70%, 02/15/31	55	47,644
5.00%, 06/15/52	305	266,914
5.35%, 04/01/34(a)	1,030	1,052,366
5.35%, 07/15/35(a)	330	333,363
5.40%, 06/30/33	236	242,960
5.85%, 04/01/55	660	648,138
5.95%, 06/15/41	40	40,695
6.38%, 03/31/55, (5-year CMT + 2.527%)(a)(b)	335	344,010
6.95%, 11/30/54, (5-year CMT + 2.451%)(a)(b)	100	104,015
ONE Gas Inc.
2.00%, 05/15/30(a)	1,815	1,648,328
4.25%, 09/01/32(a)	650	633,773
4.50%, 11/01/48	213	176,964
4.66%, 02/01/44	138	120,882
5.10%, 04/01/29	790	815,387
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	575	518,100
3.35%, 06/01/50	185	123,882
5.05%, 05/15/52	238	209,189
5.10%, 02/15/35	75	75,725
5.40%, 06/15/33	50	51,586
Southern California Gas Co.
5.13%, 11/15/40	85	81,631
Series UU, 4.13%, 06/01/48	199	156,488
Series VV, 4.30%, 01/15/49	276	220,940
Series WW, 3.95%, 02/15/50	280	209,550
Series XX, 2.55%, 02/01/30	37	34,434
Southwest Gas Corp.
3.18%, 08/15/51(a)	90	59,335
3.70%, 04/01/28	35	34,535
3.80%, 09/29/46(a)	174	127,986
4.15%, 06/01/49	161	123,945
Spire Missouri Inc.
3.30%, 06/01/51	165	109,633
Series 2034, 5.15%, 08/15/34	200	204,836
Washington Gas Light Co.
3.65%, 09/15/49	357	254,364
Series K, 3.80%, 09/15/46	80	59,779
		10,723,465
Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50(a)	15	10,027
3.25%, 03/01/27	40	39,510
4.10%, 03/01/48(a)	15	12,135
Stanley Black & Decker Inc., 2.30%, 03/15/30	35	31,835
		93,507
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36	400	397,564
4.90%, 11/30/46	91	84,983
5.30%, 05/27/40	78	79,715
6.00%, 04/01/39	143	157,096
89
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
6.15%, 11/30/37	$170	$189,242
Agilent Technologies Inc.
2.30%, 03/12/31	105	94,210
2.75%, 09/15/29	752	712,452
3.05%, 09/22/26	515	508,168
4.75%, 09/09/34	80	78,854
Baxter International Inc.
2.54%, 02/01/32(a)	280	243,460
3.13%, 12/01/51	462	283,314
3.50%, 08/15/46(a)	220	152,522
Boston Scientific Corp.
4.55%, 03/01/39	20	18,904
4.70%, 03/01/49(a)	313	276,874
6.50%, 11/15/35	115	127,656
7.38%, 01/15/40	108	130,426
Danaher Corp.
2.60%, 10/01/50	285	171,493
2.80%, 12/10/51	538	333,589
4.38%, 09/15/45	162	139,144
Dentsply Sirona Inc., 3.25%, 06/01/30	619	568,684
DH Europe Finance II SARL
2.60%, 11/15/29	61	57,410
3.25%, 11/15/39	293	236,222
3.40%, 11/15/49	393	279,072
Edwards Lifesciences Corp., 4.30%, 06/15/28	2,875	2,889,220
GE HealthCare Technologies Inc., 6.38%, 11/22/52(a)	238	254,486
Medtronic Inc., 4.63%, 03/15/45	387	346,754
Revvity Inc.
2.25%, 09/15/31	495	428,017
2.55%, 03/15/31	520	464,072
3.30%, 09/15/29	10	9,554
3.63%, 03/15/51	201	137,147
Smith & Nephew PLC
2.03%, 10/14/30	518	460,960
5.40%, 03/20/34	41	41,929
Solventum Corp.
5.60%, 03/23/34	20	20,739
5.90%, 04/30/54(a)	136	136,090
6.00%, 05/15/64	419	422,035
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	886	805,243
3.75%, 03/15/51	402	284,087
Stryker Corp.
2.90%, 06/15/50(a)	128	83,156
4.10%, 04/01/43	104	86,770
4.38%, 05/15/44	147	125,865
4.63%, 03/15/46(a)	246	218,315
Thermo Fisher Scientific Inc.
4.10%, 08/15/47	302	249,313
4.98%, 08/10/30	40	41,431
5.09%, 08/10/33(a)	10	10,292
5.30%, 02/01/44	134	130,924
5.40%, 08/10/43	30	29,692
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	615	549,780
4.45%, 08/15/45(a)	151	128,922
5.20%, 09/15/34(a)	50	50,659
5.50%, 02/19/35	50	51,554
5.75%, 11/30/39	145	146,790
		13,924,850
Security	Par (000)	Value
Health Care - Services — 3.4%
Aetna Inc.
3.88%, 08/15/47	$15	$10,892
4.13%, 11/15/42	91	70,821
4.50%, 05/15/42	119	98,890
6.63%, 06/15/36	221	239,752
6.75%, 12/15/37	157	171,107
Centene Corp.
2.45%, 07/15/28	602	556,551
2.50%, 03/01/31	608	518,425
2.63%, 08/01/31	659	558,878
3.00%, 10/15/30	460	406,721
3.38%, 02/15/30	295	269,209
4.25%, 12/15/27	277	270,657
4.63%, 12/15/29	1,123	1,082,041
Cigna Group (The)
2.40%, 03/15/30	361	332,541
3.20%, 03/15/40	35	26,670
3.40%, 03/15/50	282	189,242
3.40%, 03/15/51	334	222,614
3.88%, 10/15/47	313	234,156
4.38%, 10/15/28	1,070	1,075,630
4.80%, 08/15/38	382	358,496
4.80%, 07/15/46	299	260,011
4.90%, 12/15/48	733	636,793
5.00%, 05/15/29	40	41,069
5.13%, 05/15/31(a)	40	41,383
5.25%, 02/15/34(a)	590	601,557
5.40%, 03/15/33	265	274,420
5.60%, 02/15/54(a)	280	264,411
6.13%, 11/15/41	172	177,511
Elevance Health Inc.
2.25%, 05/15/30	495	451,448
2.55%, 03/15/31	77	69,762
2.88%, 09/15/29	588	557,083
3.13%, 05/15/50(a)	145	92,617
3.60%, 03/15/51	225	155,818
3.65%, 12/01/27	972	963,553
3.70%, 09/15/49	225	160,165
4.10%, 03/01/28	596	595,525
4.10%, 05/15/32	390	375,568
4.38%, 12/01/47	296	239,153
4.55%, 03/01/48	199	164,028
4.55%, 05/15/52	111	89,574
4.63%, 05/15/42	283	247,248
4.65%, 01/15/43	286	249,194
4.65%, 08/15/44	243	209,561
4.75%, 02/15/30	195	198,164
4.75%, 02/15/33	262	260,777
4.95%, 11/01/31	195	198,362
5.10%, 01/15/44	214	196,024
5.13%, 02/15/53(a)	80	70,562
5.15%, 06/15/29	195	200,848
5.20%, 02/15/35	245	246,754
5.38%, 06/15/34	240	245,226
5.50%, 10/15/32	330	343,834
5.65%, 06/15/54	78	73,892
5.70%, 02/15/55	145	138,045
5.85%, 01/15/36	199	208,672
5.85%, 11/01/64	190	182,087
5.95%, 12/15/34	159	167,603
6.10%, 10/15/52	60	60,425
Schedule of Investments
90

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.38%, 06/15/37	$142	$153,239
HCA Inc.
2.38%, 07/15/31	40	35,266
3.50%, 09/01/30(a)	232	221,216
3.50%, 07/15/51(a)	412	270,435
3.63%, 03/15/32	134	124,522
4.13%, 06/15/29	729	721,965
4.50%, 02/15/27	667	667,634
4.63%, 03/15/52	391	310,847
5.13%, 06/15/39	316	297,856
5.25%, 06/15/49	521	459,208
5.45%, 04/01/31	15	15,571
5.45%, 09/15/34	40	40,479
5.50%, 06/01/33	614	631,541
5.50%, 06/15/47	409	377,652
5.60%, 04/01/34	130	133,517
5.75%, 03/01/35	80	82,345
5.88%, 02/01/29	235	244,820
5.90%, 06/01/53	205	195,234
5.95%, 09/15/54	131	125,497
6.00%, 04/01/54	205	197,768
6.10%, 04/01/64(a)	163	157,079
6.20%, 03/01/55	120	119,113
Humana Inc.
3.13%, 08/15/29	200	190,360
3.95%, 08/15/49	173	124,414
4.63%, 12/01/42	224	190,104
4.80%, 03/15/47	227	188,798
4.88%, 04/01/30	59	59,768
4.95%, 10/01/44	341	296,824
5.38%, 04/15/31	100	103,007
5.55%, 05/01/35	290	292,770
5.75%, 04/15/54	143	132,794
5.88%, 03/01/33(a)	115	120,067
5.95%, 03/15/34	400	418,692
ICON Investments Six DAC, 6.00%, 05/08/34	497	516,776
IQVIA Inc.
5.70%, 05/15/28	537	554,125
6.25%, 02/01/29	195	205,492
Laboratory Corp. of America Holdings
2.70%, 06/01/31	520	472,049
2.95%, 12/01/29	100	94,670
3.60%, 09/01/27	100	99,139
4.35%, 04/01/30	35	34,990
4.55%, 04/01/32	105	104,134
4.70%, 02/01/45	436	381,087
4.80%, 10/01/34	70	68,661
Quest Diagnostics Inc.
2.80%, 06/30/31	773	707,199
2.95%, 06/30/30(a)	863	812,208
4.20%, 06/30/29	550	550,465
4.63%, 12/15/29	40	40,606
4.70%, 03/30/45(a)	201	178,433
5.00%, 12/15/34(a)	120	120,118
UnitedHealth Group Inc.
2.00%, 05/15/30	30	27,120
2.30%, 05/15/31	100	89,286
2.75%, 05/15/40	15	10,896
2.88%, 08/15/29	251	239,106
2.90%, 05/15/50	203	124,945
3.13%, 05/15/60(a)	285	168,519
Security	Par (000)	Value
Health Care - Services (continued)
3.25%, 05/15/51	$366	$239,086
3.50%, 08/15/39	85	68,947
3.70%, 08/15/49	202	145,276
3.75%, 10/15/47	180	133,756
3.85%, 06/15/28	186	185,118
3.88%, 12/15/28	135	133,901
3.88%, 08/15/59	349	243,549
3.95%, 10/15/42	135	109,697
4.00%, 05/15/29(a)	265	263,711
4.20%, 05/15/32	560	545,902
4.20%, 01/15/47	161	128,994
4.25%, 01/15/29	465	466,308
4.25%, 03/15/43	25	20,957
4.25%, 04/15/47	224	181,066
4.25%, 06/15/48	330	263,488
4.38%, 03/15/42	35	30,139
4.45%, 12/15/48	269	221,049
4.50%, 04/15/33	430	421,073
4.60%, 04/15/27	85	85,683
4.63%, 07/15/35	273	265,062
4.63%, 11/15/41	200	177,827
4.75%, 07/15/45	520	457,918
4.75%, 05/15/52	260	218,569
4.80%, 01/15/30	140	143,041
4.95%, 01/15/32	190	193,844
4.95%, 05/15/62	324	273,390
5.00%, 04/15/34	464	465,871
5.05%, 04/15/53	20	17,556
5.15%, 07/15/34	685	695,375
5.20%, 04/15/63	55	48,253
5.35%, 02/15/33	800	827,129
5.38%, 04/15/54	225	207,191
5.50%, 07/15/44	95	92,313
5.50%, 04/15/64	75	68,861
5.63%, 07/15/54	665	632,992
5.70%, 10/15/40	128	130,221
5.75%, 07/15/64	480	457,653
5.80%, 03/15/36	149	156,659
5.88%, 02/15/53	307	303,281
5.95%, 02/15/41	140	144,584
6.05%, 02/15/63(a)	285	285,441
6.50%, 06/15/37	136	149,088
6.63%, 11/15/37	199	220,366
6.88%, 02/15/38	268	304,213
		40,526,844
Holding Companies - Diversified — 0.2%
HA Sustainable Infrastructure Capital Inc.
6.15%, 01/15/31(a)	310	315,834
6.38%, 07/01/34	544	539,093
6.75%, 07/15/35	80	80,861
North Haven Private Income Fund LLC, 5.75%, 02/01/30	920	921,327
		1,857,115
Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31	148	131,155
3.85%, 01/15/30	49	47,091
3.97%, 08/06/61(a)	72	46,298
6.00%, 01/15/43(a)	102	93,311
91
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
PulteGroup Inc.
6.00%, 02/15/35	$132	$139,109
6.38%, 05/15/33	132	143,683
7.88%, 06/15/32(a)	94	110,747
Toll Brothers Finance Corp., 4.35%, 02/15/28(a)	357	357,901
		1,069,295
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	52	50,774
3.50%, 11/15/51(a)	192	122,193
4.40%, 03/15/29	230	226,202
		399,169
Household Products & Wares — 0.8%
Avery Dennison Corp.
2.25%, 02/15/32(a)	312	267,813
2.65%, 04/30/30	151	140,262
4.88%, 12/06/28	117	119,092
5.75%, 03/15/33	297	312,335
Church & Dwight Co. Inc.
3.15%, 08/01/27	70	68,880
3.95%, 08/01/47	30	23,347
5.00%, 06/15/52	312	280,356
5.60%, 11/15/32	110	116,098
Clorox Co. (The)
1.80%, 05/15/30	1,537	1,375,246
3.10%, 10/01/27	1,141	1,119,129
3.90%, 05/15/28(a)	1,012	1,007,508
4.40%, 05/01/29	433	436,105
4.60%, 05/01/32(a)	270	270,509
Kimberly-Clark Corp.
2.88%, 02/07/50	201	129,033
3.10%, 03/26/30	336	322,169
3.20%, 04/25/29	1,414	1,378,699
3.90%, 05/04/47	165	129,863
3.95%, 11/01/28	401	401,687
4.50%, 02/16/33	540	543,310
5.30%, 03/01/41	193	192,369
6.63%, 08/01/37	364	421,177
		9,054,987
Insurance — 3.0%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	65	78,285
Aegon Ltd., 5.50%, 04/11/48(b)	408	411,385
Aflac Inc.
3.60%, 04/01/30	67	65,509
4.00%, 10/15/46	10	7,865
4.75%, 01/15/49	42	36,326
Alleghany Corp., 4.90%, 09/15/44	9	8,247
Allstate Corp. (The)
5.35%, 06/01/33	266	275,529
5.55%, 05/09/35	76	79,085
6.50%, 05/15/67(b)	210	216,932
American Financial Group Inc./OH
4.50%, 06/15/47	74	60,604
5.25%, 04/02/30(a)	5	5,195
American International Group Inc.
3.88%, 01/15/35	180	165,770
4.38%, 06/30/50	200	164,202
4.50%, 07/16/44	185	160,986
4.75%, 04/01/48	25	21,993
5.13%, 03/27/33	40	40,827
Security	Par (000)	Value
Insurance (continued)
Aon Corp.
2.80%, 05/15/30	$140	$131,291
3.75%, 05/02/29	80	78,796
4.50%, 12/15/28	49	49,470
6.25%, 09/30/40	45	48,422
8.21%, 01/01/27	10	10,457
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31(a)	115	102,985
5.00%, 09/12/32	290	296,062
5.35%, 02/28/33	140	144,771
Aon Global Ltd., 4.75%, 05/15/45	22	19,228
Aon North America Inc., 5.75%, 03/01/54	300	292,290
Arch Capital Finance LLC, 5.03%, 12/15/46	160	144,621
Arch Capital Group Ltd.
3.64%, 06/30/50	145	104,769
7.35%, 05/01/34	34	39,302
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	32	29,757
Arthur J Gallagher & Co.
2.40%, 11/09/31	55	48,669
3.05%, 03/09/52	166	103,456
3.50%, 05/20/51	85	58,508
5.50%, 03/02/33	135	139,575
5.55%, 02/15/55	90	84,662
5.75%, 03/02/53	20	19,292
5.75%, 07/15/54	175	168,760
6.75%, 02/15/54	110	119,951
Assurant Inc.
2.65%, 01/15/32	370	322,335
3.70%, 02/22/30(a)	1,834	1,776,195
4.90%, 03/27/28(a)	1,081	1,096,005
5.55%, 02/15/36	75	74,891
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31	55	51,433
Athene Holding Ltd.
3.45%, 05/15/52	94	59,198
3.95%, 05/25/51	31	21,826
4.13%, 01/12/28	56	55,858
6.15%, 04/03/30	137	146,133
6.63%, 10/15/54, (5-year CMT + 2.607%)(b)	50	50,189
6.65%, 02/01/33(a)	25	27,044
AXA SA, 8.60%, 12/15/30	1,714	2,035,663
Axis Specialty Finance LLC
3.90%, 07/15/29	52	51,131
4.90%, 01/15/40, (5-year CMT + 3.186%)(b)	120	116,254
Axis Specialty Finance PLC, 4.00%, 12/06/27	55	54,616
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	45	39,724
2.88%, 03/15/32(a)	240	222,754
3.85%, 03/15/52	200	151,933
4.20%, 08/15/48	286	237,004
4.25%, 01/15/49	361	300,439
5.75%, 01/15/40	167	179,861
Brighthouse Financial Inc., 4.70%, 06/22/47(a)	163	121,862
Brown & Brown Inc.
4.20%, 03/17/32	200	191,029
4.50%, 03/15/29(a)	45	45,142
4.95%, 03/17/52	34	28,922
Chubb Corp. (The)
6.00%, 05/11/37	115	124,371
Series 1, 6.50%, 05/15/38	156	176,112
Schedule of Investments
92

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Chubb INA Holdings LLC
1.38%, 09/15/30	$20	$17,513
2.85%, 12/15/51	116	73,465
3.05%, 12/15/61(a)	143	86,223
4.15%, 03/13/43	45	38,434
4.35%, 11/03/45	220	188,645
6.70%, 05/15/36	44	49,905
Cincinnati Financial Corp., 6.13%, 11/01/34	55	58,912
CNO Financial Group Inc.
5.25%, 05/30/29	453	461,830
6.45%, 06/15/34	259	272,118
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(b)	60	59,412
Enstar Group Ltd.
3.10%, 09/01/31	45	40,213
4.95%, 06/01/29	17	17,130
Equitable Holdings Inc.
4.35%, 04/20/28	432	433,156
5.00%, 04/20/48	196	174,856
6.70%, 03/28/55, (5-year CMT + 2.390%)(b)	65	66,564
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	197	121,942
3.50%, 10/15/50	35	23,801
4.87%, 06/01/44	30	26,389
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	25	23,512
5.63%, 08/16/32	125	128,959
6.50%, 05/20/55(c)	200	206,012
Fidelity National Financial Inc., 2.45%, 03/15/31	57	50,229
First American Financial Corp., 4.00%, 05/15/30	390	373,253
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	535	507,269
2.90%, 09/15/51	250	156,505
3.60%, 08/19/49	66	48,058
4.30%, 04/15/43	67	56,667
4.40%, 03/15/48	128	107,558
5.95%, 10/15/36	466	495,870
6.10%, 10/01/41	153	159,156
Jackson Financial Inc.
3.13%, 11/23/31(a)	131	118,295
4.00%, 11/23/51	80	55,292
Kemper Corp., 3.80%, 02/23/32	15	13,721
Lincoln National Corp.
3.05%, 01/15/30	20	19,010
3.40%, 01/15/31(a)	55	51,657
3.63%, 12/12/26(a)	41	40,664
3.80%, 03/01/28	95	93,848
4.35%, 03/01/48	49	39,365
6.30%, 10/09/37	55	58,308
7.00%, 06/15/40	48	53,952
Loews Corp., 6.00%, 02/01/35	35	37,761
Manulife Financial Corp.
3.70%, 03/16/32	5	4,771
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)(b)	501	495,919
5.38%, 03/04/46	243	237,965
Markel Group Inc.
3.35%, 09/17/29	27	26,107
3.45%, 05/07/52	100	66,229
4.15%, 09/17/50	59	44,826
5.00%, 05/20/49	47	40,962
Security	Par (000)	Value
Insurance (continued)
6.00%, 05/16/54	$111	$110,162
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	227	205,431
4.20%, 03/01/48	214	174,333
4.35%, 01/30/47	221	184,884
4.38%, 03/15/29	663	669,469
4.55%, 11/08/27	125	126,406
4.65%, 03/15/30(a)	235	239,110
4.85%, 11/15/31	185	189,339
4.90%, 03/15/49	231	205,628
5.00%, 03/15/35	320	320,836
5.35%, 11/15/44	110	105,876
5.40%, 09/15/33	10	10,406
5.40%, 03/15/55(a)	505	478,426
5.88%, 08/01/33	409	437,811
MetLife Inc.
4.05%, 03/01/45	254	206,827
4.13%, 08/13/42	236	197,930
4.55%, 03/23/30(a)	89	90,539
4.60%, 05/13/46	169	149,230
4.72%, 12/15/44	170	151,236
4.88%, 11/13/43	249	227,721
5.25%, 01/15/54(a)	5	4,682
5.30%, 12/15/34(a)	132	135,879
5.38%, 07/15/33	15	15,684
5.70%, 06/15/35(a)	108	114,335
5.88%, 02/06/41	150	155,723
6.38%, 06/15/34	84	93,084
6.40%, 12/15/66	529	553,990
6.50%, 12/15/32	90	100,992
10.75%, 08/01/69	344	460,912
Series G, 6.35%, 03/15/55, (5-year CMT + 2.078%)(b)	5	5,214
Munich Re America Corp., Series B, 7.45%, 12/15/26	1,296	1,352,233
Principal Financial Group Inc.
3.10%, 11/15/26	36	35,529
3.70%, 05/15/29	72	70,603
4.30%, 11/15/46	137	113,371
4.35%, 05/15/43	148	126,239
4.63%, 09/15/42	112	99,657
6.05%, 10/15/36	148	158,695
Progressive Corp. (The)
2.45%, 01/15/27	64	62,702
3.00%, 03/15/32	110	101,006
3.20%, 03/26/30	5	4,811
3.70%, 01/26/45	75	58,477
3.95%, 03/26/50	121	93,999
4.00%, 03/01/29	65	64,970
4.13%, 04/15/47	217	177,228
4.20%, 03/15/48	142	117,128
4.35%, 04/25/44	122	104,341
4.95%, 06/15/33(a)	60	61,090
6.25%, 12/01/32	65	71,882
6.63%, 03/01/29	40	43,245
Prudential Financial Inc.
2.10%, 03/10/30(a)	397	365,556
3.00%, 03/10/40	35	26,842
3.70%, 10/01/50, (5-year CMT + 3.035%)(b)	190	175,547
3.70%, 03/13/51	325	236,728
3.88%, 03/27/28	195	194,964
93
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.91%, 12/07/47	$186	$145,063
3.94%, 12/07/49	269	204,819
4.35%, 02/25/50	231	189,422
4.42%, 03/27/48	37	30,706
4.50%, 09/15/47(a)(b)	173	170,370
4.60%, 05/15/44	252	222,612
5.13%, 03/01/52, (5-year CMT + 3.162%)(b)	220	215,742
5.20%, 03/14/35	150	152,651
5.70%, 12/14/36(a)	215	226,922
5.70%, 09/15/48(b)	78	79,294
5.75%, 07/15/33	196	210,657
6.00%, 09/01/52, (5-year CMT + 3.234%)(b)	315	325,815
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)(b)	260	273,093
6.63%, 12/01/37	258	290,136
6.63%, 06/21/40	191	215,079
6.75%, 03/01/53, (5-year CMT + 2.848%)(b)	87	92,009
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	169	161,408
3.63%, 03/24/32(a)	497	468,274
Reinsurance Group of America Inc.
3.90%, 05/15/29	41	40,437
6.00%, 09/15/33(a)	50	52,814
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	5	5,192
Selective Insurance Group Inc.
5.38%, 03/01/49	160	142,107
5.90%, 04/15/35(a)	55	56,682
Stewart Information Services Corp., 3.60%, 11/15/31	463	416,578
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,517
Travelers Companies Inc. (The)
2.55%, 04/27/50	44	26,019
3.75%, 05/15/46	106	82,472
4.00%, 05/30/47	253	202,304
4.05%, 03/07/48	222	178,395
4.10%, 03/04/49	165	131,727
4.30%, 08/25/45	159	134,074
4.60%, 08/01/43	185	163,837
5.35%, 11/01/40	288	289,852
6.25%, 06/15/37	266	293,353
6.75%, 06/20/36	149	170,958
Travelers Property Casualty Corp., 6.38%, 03/15/33	262	292,666
Unum Group
4.00%, 06/15/29	25	24,611
4.13%, 06/15/51	65	47,736
4.50%, 12/15/49	70	55,142
5.75%, 08/15/42	75	73,046
Willis North America Inc.
2.95%, 09/15/29	216	204,536
3.88%, 09/15/49	157	114,952
4.50%, 09/15/28	123	124,043
5.05%, 09/15/48(a)	126	111,711
5.35%, 05/15/33	20	20,573
5.90%, 03/05/54	260	255,701
XL Group Ltd., 5.25%, 12/15/43	395	377,980
		35,628,991
Internet — 0.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	251	225,600
2.70%, 02/09/41	60	43,283
3.15%, 02/09/51	328	220,804
3.25%, 02/09/61	248	158,581
Security	Par (000)	Value
Internet (continued)
4.00%, 12/06/37	$215	$196,055
4.20%, 12/06/47	299	247,959
4.40%, 12/06/57	240	197,691
4.50%, 11/28/34	206	202,106
5.63%, 11/26/54(c)	30	30,221
Alphabet Inc.
2.05%, 08/15/50	168	91,723
2.25%, 08/15/60(a)	208	107,873
Amazon.com Inc.
2.50%, 06/03/50	613	364,314
2.70%, 06/03/60	965	550,736
3.10%, 05/12/51	577	387,274
3.25%, 05/12/61	437	281,798
3.88%, 08/22/37	443	402,316
3.95%, 04/13/52	515	403,419
4.05%, 08/22/47	581	478,187
4.10%, 04/13/62	245	190,094
4.25%, 08/22/57	653	529,977
4.70%, 12/01/32	210	214,684
4.80%, 12/05/34(a)	300	307,323
4.95%, 12/05/44	260	251,137
Baidu Inc., 2.38%, 08/23/31	200	180,999
eBay Inc.
2.70%, 03/11/30	70	65,466
3.65%, 05/10/51	379	274,086
4.00%, 07/15/42	264	216,618
Meta Platforms Inc.
4.45%, 08/15/52	150	124,994
4.65%, 08/15/62	417	347,443
5.40%, 08/15/54	30	28,744
5.55%, 08/15/64	450	434,217
5.75%, 05/15/63	81	80,682
		7,836,404
Iron & Steel — 0.1%
Nucor Corp.
2.98%, 12/15/55	472	286,228
3.95%, 05/01/28	25	24,942
4.40%, 05/01/48	95	78,787
5.20%, 08/01/43	225	216,028
6.40%, 12/01/37	218	240,750
Steel Dynamics Inc.
3.25%, 10/15/50	141	93,118
3.45%, 04/15/30	46	44,107
5.25%, 05/15/35	75	75,811
5.38%, 08/15/34(a)	30	30,674
5.75%, 05/15/55(a)	80	78,134
		1,168,579
Leisure Time — 0.1%
Brunswick Corp.
4.40%, 09/15/32(a)	92	86,499
5.10%, 04/01/52(a)	152	115,885
Harley-Davidson Inc., 4.63%, 07/28/45	456	361,790
		564,174
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29	62	59,216
3.70%, 01/15/31	87	81,419
5.85%, 08/01/34	215	217,533
Hyatt Hotels Corp., 5.75%, 04/23/30(a)	81	84,151
Schedule of Investments
94

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Marriott International Inc./MD
5.55%, 10/15/28	$20	$20,767
Series AA, 4.65%, 12/01/28	80	80,927
Series FF, 4.63%, 06/15/30	262	263,895
Series GG, 3.50%, 10/15/32	242	221,917
Sands China Ltd.
2.85%, 03/08/29	380	355,293
3.25%, 08/08/31	404	366,316
4.38%, 06/18/30	176	171,654
5.40%, 08/08/28	490	499,439
		2,422,527
Machinery — 1.6%
AGCO Corp., 5.80%, 03/21/34	562	578,258
Caterpillar Financial Services Corp.
4.40%, 03/03/28(a)	50	50,558
4.45%, 10/16/26	30	30,158
4.50%, 01/07/27	25	25,187
4.70%, 11/15/29	40	40,974
Caterpillar Inc.
2.60%, 04/09/30(a)	18	16,911
3.25%, 09/19/49	87	60,889
3.25%, 04/09/50(a)	100	69,717
3.80%, 08/15/42	231	190,245
4.30%, 05/15/44	126	109,094
4.75%, 05/15/64	583	507,909
5.20%, 05/15/35	110	112,742
5.20%, 05/27/41	230	227,678
5.30%, 09/15/35	160	165,274
6.05%, 08/15/36	145	158,970
CNH Industrial Capital LLC
4.50%, 10/08/27	40	40,230
4.55%, 04/10/28	925	932,753
4.75%, 03/21/28	85	85,956
5.10%, 04/20/29	1,290	1,322,835
5.50%, 01/12/29	666	689,870
CNH Industrial NV, 3.85%, 11/15/27	1,998	1,987,906
Deere & Co.
2.88%, 09/07/49	135	88,291
3.10%, 04/15/30	52	49,784
3.75%, 04/15/50	119	91,188
3.90%, 06/09/42	54	45,761
5.38%, 10/16/29	35	36,750
5.45%, 01/16/35	100	104,183
5.70%, 01/19/55	220	224,815
7.13%, 03/03/31(a)	125	142,798
Dover Corp.
2.95%, 11/04/29(a)	40	38,071
5.38%, 10/15/35(a)	125	129,983
5.38%, 03/01/41	15	14,713
Flowserve Corp.
2.80%, 01/15/32	30	26,312
3.50%, 10/01/30	309	293,965
IDEX Corp., 2.63%, 06/15/31	260	235,212
Ingersoll Rand Inc., 5.70%, 06/15/54(a)	105	103,459
John Deere Capital Corp.
1.75%, 03/09/27	52	50,298
2.25%, 09/14/26	38	37,318
2.45%, 01/09/30	50	46,761
2.80%, 07/18/29(a)	60	57,331
3.05%, 01/06/28	110	107,803
3.45%, 03/07/29	15	14,726
Security	Par (000)	Value
Machinery (continued)
3.90%, 06/07/32(a)	$270	$261,854
4.35%, 09/15/32(a)	260	257,762
4.38%, 10/15/30	75	75,547
4.95%, 07/14/28	20	20,552
5.10%, 04/11/34(a)	197	201,734
5.15%, 09/08/26	25	25,286
5.15%, 09/08/33	330	341,934
Series ., 4.50%, 01/08/27	45	45,325
Series 1, 5.05%, 06/12/34	634	647,172
nVent Finance SARL, 4.55%, 04/15/28	57	57,136
Oshkosh Corp.
3.10%, 03/01/30	1,278	1,201,624
4.60%, 05/15/28	1,267	1,275,097
Otis Worldwide Corp.
3.36%, 02/15/50	89	61,609
5.25%, 08/16/28	55	56,714
Rockwell Automation Inc.
2.80%, 08/15/61	205	117,917
3.50%, 03/01/29	45	44,135
4.20%, 03/01/49(a)	92	75,157
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	10	9,904
4.70%, 09/15/28	51	51,655
Xylem Inc./New York
1.95%, 01/30/28	1,835	1,752,011
2.25%, 01/30/31(a)	1,626	1,460,830
3.25%, 11/01/26(a)	2,071	2,047,323
		19,431,914
Manufacturing — 1.0%
3M Co.
2.25%, 09/19/26(a)	2,015	1,975,797
2.38%, 08/26/29	348	325,645
2.88%, 10/15/27	2,690	2,627,380
3.05%, 04/15/30	578	549,369
3.63%, 09/14/28	1,225	1,210,742
4.80%, 03/15/30	95	97,107
5.15%, 03/15/35	405	411,290
5.70%, 03/15/37(a)	25	26,298
Carlisle Companies Inc.
2.75%, 03/01/30	242	226,277
3.75%, 12/01/27	31	30,707
Eaton Corp.
3.10%, 09/15/27	56	55,099
3.92%, 09/15/47	11	8,709
4.00%, 11/02/32(a)	149	144,512
4.15%, 11/02/42	186	159,615
4.70%, 08/23/52(a)	65	57,537
Illinois Tool Works Inc.
2.65%, 11/15/26	40	39,431
3.90%, 09/01/42	114	94,700
4.88%, 09/15/41	15	14,116
Parker-Hannifin Corp.
3.25%, 06/14/29	73	70,766
4.00%, 06/14/49	212	167,203
4.10%, 03/01/47	58	47,123
4.20%, 11/21/34(a)	71	68,115
4.45%, 11/21/44	66	57,178
6.25%, 05/15/38	72	79,067
Pentair Finance SARL
4.50%, 07/01/29	836	840,005
5.90%, 07/15/32	560	590,260
95
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Teledyne Technologies Inc.
2.25%, 04/01/28	$222	$211,455
2.75%, 04/01/31	1,921	1,758,461
Textron Inc.
3.00%, 06/01/30	27	25,344
3.65%, 03/15/27	10	9,897
		11,979,205
Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51	400	257,420
3.85%, 04/01/61	367	223,783
3.90%, 06/01/52	448	296,266
3.95%, 06/30/62	301	186,393
4.40%, 04/01/33	185	174,009
4.40%, 12/01/61	395	268,756
4.80%, 03/01/50	458	354,041
5.13%, 07/01/49(a)	171	138,752
5.25%, 04/01/53(a)	209	170,675
5.38%, 04/01/38	93	86,992
5.38%, 05/01/47	581	494,070
5.50%, 04/01/63	224	183,576
5.75%, 04/01/48	481	428,909
6.38%, 10/23/35	439	457,012
6.48%, 10/23/45	665	646,463
6.83%, 10/23/55	206	205,902
Comcast Corp.
2.45%, 08/15/52	457	244,208
2.65%, 08/15/62	327	167,203
2.80%, 01/15/51	115	67,912
2.89%, 11/01/51	711	425,137
2.94%, 11/01/56	1,044	600,076
2.99%, 11/01/63	923	511,426
3.20%, 07/15/36	114	95,938
3.25%, 11/01/39	114	89,519
3.40%, 07/15/46	206	145,920
3.45%, 02/01/50	316	214,622
3.75%, 04/01/40(a)	61	50,648
3.90%, 03/01/38	70	60,911
3.97%, 11/01/47	358	273,376
4.00%, 08/15/47	206	158,451
4.00%, 03/01/48	204	156,042
4.00%, 11/01/49	442	331,921
4.05%, 11/01/52	424	316,532
4.15%, 10/15/28	55	55,155
4.20%, 08/15/34	10	9,484
4.25%, 01/15/33	55	53,424
4.60%, 10/15/38	185	172,129
4.60%, 08/15/45	221	189,279
4.65%, 07/15/42	375	332,598
4.70%, 10/15/48	521	444,322
4.75%, 03/01/44	225	197,805
4.95%, 10/15/58	428	363,994
5.50%, 05/15/64	204	187,473
5.65%, 06/15/35(a)	10	10,476
6.45%, 03/15/37	423	468,442
6.50%, 11/15/35	240	267,028
6.55%, 07/01/39	95	105,248
6.95%, 08/15/37	231	263,187
7.05%, 03/15/33	100	114,310
FactSet Research Systems Inc., 3.45%, 03/01/32	145	133,638
Security	Par (000)	Value
Media (continued)
Fox Corp.
4.71%, 01/25/29	$41	$41,467
5.48%, 01/25/39	234	230,786
5.58%, 01/25/49	384	361,554
6.50%, 10/13/33	25	27,199
Grupo Televisa SAB
5.00%, 05/13/45	200	139,413
5.25%, 05/24/49	162	113,531
6.13%, 01/31/46	200	161,425
6.63%, 01/15/40(a)	135	124,655
NBCUniversal Media LLC
4.45%, 01/15/43	60	51,419
5.95%, 04/01/41	115	118,789
6.40%, 04/30/40(a)	85	92,711
Paramount Global
2.90%, 01/15/27	20	19,560
4.20%, 06/01/29	42	41,401
4.20%, 05/19/32	82	76,458
4.38%, 03/15/43	216	164,277
4.60%, 01/15/45	98	75,388
4.85%, 07/01/42	115	93,671
4.90%, 08/15/44(a)	49	39,286
4.95%, 01/15/31	274	272,348
4.95%, 05/19/50	205	160,601
5.25%, 04/01/44	104	85,157
5.50%, 05/15/33	198	195,483
5.85%, 09/01/43	286	257,397
5.90%, 10/15/40	67	62,926
6.88%, 04/30/36	243	257,817
7.88%, 07/30/30	64	72,243
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	255	297,740
Time Warner Cable LLC
5.50%, 09/01/41	198	178,679
5.88%, 11/15/40	238	227,449
6.55%, 05/01/37	300	310,799
6.75%, 06/15/39	286	296,738
7.30%, 07/01/38	313	340,904
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	231	156,347
4.13%, 06/01/44	261	217,523
4.38%, 08/16/41	175	154,023
Series B, 7.00%, 03/01/32	20	22,813
Series E, 4.13%, 12/01/41	118	101,042
Walt Disney Co. (The)
2.00%, 09/01/29	16	14,819
2.75%, 09/01/49	506	315,432
3.60%, 01/13/51	540	396,084
3.70%, 03/23/27	10	9,966
3.80%, 05/13/60	727	527,767
4.63%, 03/23/40	30	28,554
4.70%, 03/23/50(a)	420	371,687
4.75%, 09/15/44	115	104,176
4.75%, 11/15/46	178	159,500
4.95%, 10/15/45	194	179,755
5.40%, 10/01/43(a)	244	242,656
6.15%, 03/01/37	65	71,297
6.15%, 02/15/41	109	117,529
6.20%, 12/15/34	10	11,201
6.40%, 12/15/35	25	28,184
6.55%, 03/15/33	51	57,705
Schedule of Investments
96

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.65%, 11/15/37	$188	$215,652
7.75%, 12/01/45	225	285,615
		20,629,451
Metal Fabricate & Hardware — 0.0%
Valmont Industries Inc.
5.00%, 10/01/44	40	36,456
5.25%, 10/01/54	100	88,841
		125,297
Mining — 0.4%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	273	262,832
3.75%, 10/01/30	250	236,020
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42	300	258,020
Freeport-McMoRan Inc.
5.40%, 11/14/34	235	239,622
5.45%, 03/15/43	305	288,119
Kinross Gold Corp., 4.50%, 07/15/27	278	278,560
Newmont Corp.
2.60%, 07/15/32(a)	246	219,900
4.88%, 03/15/42	196	184,239
5.45%, 06/09/44	38	37,383
Newmont Corp./Newcrest Finance Pty. Ltd., 4.20%, 05/13/50	15	12,152
Rio Tinto Alcan Inc.
5.75%, 06/01/35(a)	117	124,352
6.13%, 12/15/33	227	246,733
7.25%, 03/15/31	112	129,272
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	221	133,893
5.20%, 11/02/40	231	228,068
7.13%, 07/15/28	40	43,314
Rio Tinto Finance USA PLC
4.13%, 08/21/42	120	101,636
4.75%, 03/22/42	182	166,269
5.13%, 03/09/53	143	131,359
5.75%, 03/14/55	5	4,986
5.88%, 03/14/65	260	260,347
Southern Copper Corp.
5.25%, 11/08/42	81	75,930
5.88%, 04/23/45	255	255,986
6.75%, 04/16/40(a)	126	139,270
7.50%, 07/27/35	184	213,663
		4,271,925
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	332	319,952
3.57%, 12/01/31	388	361,412
4.25%, 04/01/28	170	169,125
		850,489
Oil & Gas — 2.7%
APA Corp.
5.35%, 07/01/49(c)	46	36,501
6.10%, 02/15/35(c)	10	10,014
6.75%, 02/15/55(c)	115	109,161
BP Capital Markets America Inc.
2.77%, 11/10/50(a)	362	218,799
2.94%, 06/04/51(a)	386	239,527
3.00%, 02/24/50	566	360,570
3.00%, 03/17/52(a)	180	112,528
3.02%, 01/16/27	40	39,499
Security	Par (000)	Value
Oil & Gas (continued)
3.38%, 02/08/61	$823	$527,167
3.59%, 04/14/27	35	34,777
3.63%, 04/06/30	125	122,273
3.94%, 09/21/28	118	117,661
4.23%, 11/06/28	140	140,658
BP Capital Markets PLC
3.28%, 09/19/27	68	67,015
3.72%, 11/28/28	55	54,409
Burlington Resources LLC
5.95%, 10/15/36	165	175,843
7.20%, 08/15/31	260	296,719
Chevron Corp., 3.08%, 05/11/50	308	205,630
Chevron USA Inc.
2.34%, 08/12/50(a)	318	181,467
5.25%, 11/15/43(a)	75	74,270
ConocoPhillips Co.
3.80%, 03/15/52	35	25,340
4.03%, 03/15/62	430	308,764
4.30%, 11/15/44	257	216,166
4.70%, 01/15/30(a)	365	372,044
4.85%, 01/15/32(a)	185	188,160
4.88%, 10/01/47	35	31,153
5.00%, 01/15/35	355	354,928
5.05%, 09/15/33	35	35,750
5.30%, 05/15/53	10	9,171
5.50%, 01/15/55(a)	270	254,363
5.55%, 03/15/54	20	18,991
5.65%, 01/15/65	170	160,442
5.70%, 09/15/63	135	128,500
5.90%, 10/15/32(a)	252	272,694
5.90%, 05/15/38	360	381,555
5.95%, 03/15/46	165	172,603
6.50%, 02/01/39	491	547,553
6.95%, 04/15/29	297	325,070
Devon Energy Corp.
4.75%, 05/15/42	140	118,038
5.00%, 06/15/45	126	105,832
5.60%, 07/15/41	266	248,998
7.88%, 09/30/31	74	85,480
7.95%, 04/15/32	61	70,535
Diamondback Energy Inc.
3.50%, 12/01/29	479	461,625
4.25%, 03/15/52	155	116,247
4.40%, 03/24/51(a)	98	75,964
5.40%, 04/18/34	15	15,154
5.55%, 04/01/35	135	136,627
5.75%, 04/18/54	210	194,405
5.90%, 04/18/64	381	352,369
6.25%, 03/15/53	101	99,835
Eni USA Inc., 7.30%, 11/15/27	235	249,912
EOG Resources Inc.
3.90%, 04/01/35	62	56,824
4.38%, 04/15/30	53	53,312
4.95%, 04/15/50	243	213,988
EQT Corp.
5.00%, 01/15/29	240	242,801
5.75%, 02/01/34	223	230,944
7.00%, 02/01/30(a)	346	376,348
Exxon Mobil Corp.
3.10%, 08/16/49	413	276,234
3.45%, 04/15/51	668	471,425
97
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.48%, 03/19/30	$30	$29,345
4.11%, 03/01/46	390	320,819
4.23%, 03/19/40	337	303,346
4.33%, 03/19/50	560	463,690
Hess Corp.
4.30%, 04/01/27	1,498	1,501,734
5.60%, 02/15/41	63	63,807
6.00%, 01/15/40	111	118,806
7.13%, 03/15/33	433	498,861
7.30%, 08/15/31	622	717,465
7.88%, 10/01/29	572	649,818
HF Sinclair Corp.
5.50%, 09/01/32	40	40,136
6.25%, 01/15/35	15	15,447
Marathon Petroleum Corp.
3.80%, 04/01/28	210	207,879
4.50%, 04/01/48	78	60,762
4.75%, 09/15/44	129	108,605
5.00%, 09/15/54	45	36,649
6.50%, 03/01/41	316	331,851
Occidental Petroleum Corp.
4.40%, 04/15/46	91	69,025
6.05%, 10/01/54(a)	117	109,059
6.13%, 01/01/31	134	140,096
6.20%, 03/15/40	170	167,780
6.45%, 09/15/36	390	403,777
6.60%, 03/15/46	203	203,915
6.63%, 09/01/30	119	126,596
7.50%, 05/01/31	230	257,109
7.88%, 09/15/31	60	67,810
7.95%, 06/15/39	82	93,456
8.88%, 07/15/30	40	46,025
Ovintiv Inc.
5.65%, 05/15/28	182	187,312
6.25%, 07/15/33(a)	174	181,045
6.50%, 08/15/34	261	274,813
6.50%, 02/01/38	257	264,362
6.63%, 08/15/37(a)	105	108,982
7.10%, 07/15/53	10	10,331
7.20%, 11/01/31	554	607,595
7.38%, 11/01/31	782	865,889
8.13%, 09/15/30	260	297,834
Phillips 66
3.30%, 03/15/52(a)	104	66,872
3.90%, 03/15/28	86	85,509
4.65%, 11/15/34	288	277,827
4.88%, 11/15/44	402	351,896
5.88%, 05/01/42	297	297,624
Phillips 66 Co.
4.95%, 03/15/35	90	88,133
5.30%, 06/30/33(a)	305	311,328
5.50%, 03/15/55(a)	135	123,452
5.65%, 06/15/54	145	134,989
Shell Finance U.S. Inc.
3.25%, 04/06/50(a)	380	260,113
4.13%, 05/11/35	622	590,587
4.38%, 05/11/45	310	264,101
Shell International Finance BV
3.00%, 11/26/51	330	211,819
3.13%, 11/07/49(a)	300	200,069
3.25%, 04/06/50(a)	40	26,892
Security	Par (000)	Value
Oil & Gas (continued)
4.00%, 05/10/46	$40	$32,047
4.13%, 05/11/35	25	24,451
4.38%, 05/11/45	15	12,764
6.38%, 12/15/38	557	620,906
TotalEnergies Capital International SA
2.83%, 01/10/30	245	234,152
2.99%, 06/29/41	72	53,450
3.13%, 05/29/50	677	445,326
3.39%, 06/29/60(a)	587	378,253
3.46%, 02/19/29	76	74,827
3.46%, 07/12/49	243	171,276
TotalEnergies Capital SA
3.88%, 10/11/28	218	217,765
4.72%, 09/10/34(a)	5	4,997
5.15%, 04/05/34	245	252,485
5.28%, 09/10/54(a)	35	32,332
5.43%, 09/10/64	195	180,916
5.49%, 04/05/54	494	470,488
5.64%, 04/05/64	397	379,988
Valero Energy Corp.
3.40%, 09/15/26(a)	35	34,684
3.65%, 12/01/51	254	171,233
4.00%, 04/01/29	91	89,971
4.00%, 06/01/52(a)	74	52,843
4.35%, 06/01/28	71	71,251
4.90%, 03/15/45	83	72,565
6.63%, 06/15/37	496	541,361
7.50%, 04/15/32	290	333,945
Woodside Finance Ltd.
4.90%, 05/19/28	10	10,129
5.10%, 09/12/34	1,535	1,503,248
5.40%, 05/19/30	790	811,694
5.70%, 09/12/54	185	169,924
		31,872,945
Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	444	427,152
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29(a)	760	731,268
3.34%, 12/15/27	1,623	1,597,333
4.08%, 12/15/47	179	139,347
Halliburton Co.
2.92%, 03/01/30(a)	341	320,665
4.50%, 11/15/41	127	108,925
4.75%, 08/01/43	85	73,691
4.85%, 11/15/35(a)	357	346,597
5.00%, 11/15/45(a)	390	344,373
6.70%, 09/15/38	123	135,080
7.45%, 09/15/39	214	250,664
NOV Inc.
3.60%, 12/01/29(a)	322	311,064
3.95%, 12/01/42	142	107,490
Schlumberger Investment SA, 2.65%, 06/26/30(a)	494	459,340
		5,352,989
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
4.50%, 05/15/28	88	88,406
5.63%, 05/26/33	155	160,991
Amcor Flexibles North America Inc.
2.63%, 06/19/30	17	15,638
Schedule of Investments
98

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
2.69%, 05/25/31	$20	$18,103
AptarGroup Inc., 3.60%, 03/15/32	15	13,797
Berry Global Inc., 5.65%, 01/15/34(a)	369	383,561
Packaging Corp. of America, 4.05%, 12/15/49	14	10,660
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54	255	250,772
Sonoco Products Co.
3.13%, 05/01/30(a)	39	36,707
5.75%, 11/01/40(a)	115	116,305
WestRock MWV LLC, 8.20%, 01/15/30	93	107,107
WRKCo Inc.
3.00%, 06/15/33(a)	210	184,890
4.20%, 06/01/32	60	58,033
		1,444,970
Pharmaceuticals — 4.2%
AbbVie Inc.
4.05%, 11/21/39	625	549,862
4.25%, 11/14/28	94	94,747
4.25%, 11/21/49	1,145	931,526
4.30%, 05/14/36	387	366,480
4.40%, 11/06/42	575	505,143
4.45%, 05/14/46	502	431,238
4.50%, 05/14/35	773	748,745
4.70%, 05/14/45	738	660,784
4.85%, 06/15/44	74	67,939
4.88%, 03/15/30	165	169,888
4.88%, 11/14/48	403	363,611
5.20%, 03/15/35	165	168,822
5.40%, 03/15/54	177	170,088
5.50%, 03/15/64	505	484,123
5.60%, 03/15/55	170	167,915
Astrazeneca Finance LLC
4.88%, 03/03/33	398	406,737
5.00%, 02/26/34	35	35,769
AstraZeneca PLC
3.13%, 06/12/27	840	829,690
4.00%, 01/17/29	545	545,212
4.00%, 09/18/42	255	216,773
4.38%, 11/16/45	336	292,389
4.38%, 08/17/48(a)	150	128,693
6.45%, 09/15/37	768	866,136
Becton Dickinson & Co.
3.70%, 06/06/27	947	939,857
4.67%, 06/06/47	479	412,314
4.69%, 12/15/44	316	276,132
Bristol-Myers Squibb Co.
2.55%, 11/13/50	409	237,134
3.25%, 02/27/27	10	9,902
3.25%, 08/01/42	293	220,750
3.70%, 03/15/52	326	235,101
3.90%, 03/15/62	348	245,933
4.25%, 10/26/49	778	622,892
4.35%, 11/15/47	350	289,752
4.50%, 03/01/44	220	191,263
4.55%, 02/20/48	272	231,475
4.63%, 05/15/44	40	35,311
5.00%, 08/15/45	221	205,495
5.55%, 02/22/54	642	618,837
5.65%, 02/22/64	432	413,469
6.25%, 11/15/53	93	98,363
6.40%, 11/15/63	245	261,879
Security	Par (000)	Value
Pharmaceuticals (continued)
Cardinal Health Inc.
3.41%, 06/15/27	$1,309	$1,292,119
4.37%, 06/15/47	187	150,824
4.50%, 09/15/30	125	125,209
4.60%, 03/15/43	104	88,598
4.90%, 09/15/45	204	179,056
5.00%, 11/15/29	65	66,567
5.15%, 09/15/35	125	124,114
5.35%, 11/15/34	530	537,802
5.45%, 02/15/34(a)	755	775,364
5.75%, 11/15/54	115	110,953
Cencora Inc.
2.70%, 03/15/31	150	137,160
2.80%, 05/15/30	15	14,051
3.45%, 12/15/27	10	9,850
4.25%, 03/01/45	317	258,650
4.30%, 12/15/47	140	113,039
5.13%, 02/15/34	552	558,157
CVS Health Corp.
3.25%, 08/15/29	10	9,565
3.63%, 04/01/27	25	24,757
4.13%, 04/01/40	25	20,951
4.25%, 04/01/50	71	53,586
4.30%, 03/25/28	905	904,558
4.78%, 03/25/38	1,045	962,766
4.88%, 07/20/35	205	196,704
5.05%, 03/25/48	1,635	1,403,770
5.13%, 07/20/45	838	736,886
5.25%, 02/21/33	374	378,317
5.30%, 06/01/33	60	60,734
5.30%, 12/05/43	247	224,811
5.63%, 02/21/53	360	328,841
5.88%, 06/01/53(a)	175	165,607
6.00%, 06/01/63	314	297,664
6.13%, 09/15/39	216	221,755
Eli Lilly & Co.
2.25%, 05/15/50	135	75,555
2.50%, 09/15/60	645	351,676
3.38%, 03/15/29	42	41,206
3.70%, 03/01/45	206	162,486
3.95%, 05/15/47	200	160,896
3.95%, 03/15/49	450	355,280
4.15%, 03/15/59	474	369,151
4.95%, 02/27/63	68	60,548
5.00%, 02/09/54	124	113,571
5.10%, 02/09/64	320	291,160
5.20%, 08/14/64	105	97,071
5.55%, 03/15/37	187	198,712
5.60%, 02/12/65	40	39,651
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	85	84,961
4.20%, 03/18/43	90	77,295
4.50%, 04/15/30	50	50,592
4.88%, 04/15/35	50	49,972
5.38%, 04/15/34	80	83,770
6.38%, 05/15/38	604	672,191
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	5	4,881
Johnson & Johnson
2.45%, 09/01/60	706	386,758
3.50%, 01/15/48	160	121,570
3.70%, 03/01/46	343	274,020
99
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.75%, 03/03/47	$297	$237,352
4.38%, 12/05/33	32	32,088
4.50%, 09/01/40	216	206,604
4.50%, 12/05/43(a)	202	186,683
4.85%, 05/15/41(a)	183	178,238
4.95%, 05/15/33(a)	52	54,137
5.85%, 07/15/38	216	236,245
5.95%, 08/15/37	203	224,396
McKesson Corp.
3.95%, 02/16/28	45	44,910
4.65%, 05/30/30	95	96,545
4.95%, 05/30/32	100	101,970
5.10%, 07/15/33	699	716,473
5.25%, 05/30/35	95	96,726
Mead Johnson Nutrition Co.
4.60%, 06/01/44	260	228,580
5.90%, 11/01/39(a)	245	257,804
Merck & Co. Inc.
2.45%, 06/24/50	110	63,386
2.75%, 12/10/51	334	202,521
2.90%, 12/10/61	786	452,370
3.40%, 03/07/29	50	49,037
3.60%, 09/15/42	300	237,769
3.70%, 02/10/45	629	492,462
3.90%, 03/07/39	27	23,766
4.00%, 03/07/49	222	174,608
4.15%, 05/18/43	427	362,715
4.30%, 05/17/30	25	25,220
4.50%, 05/17/33(a)	265	264,978
5.15%, 05/17/63	315	285,684
6.50%, 12/01/33	302	341,579
6.55%, 09/15/37	152	172,844
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	205	219,185
5.95%, 12/01/28(a)	25	26,508
Mylan Inc., 5.20%, 04/15/48	99	79,362
Novartis Capital Corp.
2.75%, 08/14/50	462	291,118
3.80%, 09/18/29	600	598,031
4.00%, 09/18/31(a)	60	59,572
4.00%, 11/20/45(a)	215	177,175
4.20%, 09/18/34	1,480	1,432,676
4.40%, 05/06/44	81	71,697
4.70%, 09/18/54	440	388,555
Pfizer Inc.
2.70%, 05/28/50	613	374,333
4.00%, 12/15/36	75	68,952
4.00%, 03/15/49	343	268,033
4.13%, 12/15/46	246	199,813
4.20%, 09/15/48	232	189,245
4.40%, 05/15/44	30	26,136
7.20%, 03/15/39	232	274,882
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33	726	727,692
5.30%, 05/19/53	862	802,811
5.34%, 05/19/63	1,258	1,145,114
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	446	290,904
3.38%, 07/09/60	457	288,368
5.00%, 11/26/28	150	153,398
5.65%, 07/05/44	200	200,101
Security	Par (000)	Value
Pharmaceuticals (continued)
5.80%, 07/05/64	$200	$194,026
Utah Acquisition Sub Inc., 5.25%, 06/15/46	109	88,880
Viatris Inc., 4.00%, 06/22/50	507	334,201
Zoetis Inc.
2.00%, 05/15/30	1,511	1,370,417
3.00%, 09/12/27	1,371	1,344,285
3.00%, 05/15/50(a)	10	6,476
3.90%, 08/20/28	500	499,260
3.95%, 09/12/47	211	166,309
4.15%, 08/17/28(a)	150	150,384
4.45%, 08/20/48	31	26,078
4.70%, 02/01/43	433	391,182
5.00%, 08/17/35	750	746,859
5.60%, 11/16/32(a)	1,023	1,083,254
		50,206,889
Pipelines — 4.2%
Boardwalk Pipelines LP, 4.80%, 05/03/29(a)	129	130,848
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	1,151	946,396
3.70%, 11/15/29	1,549	1,505,023
5.13%, 06/30/27	348	351,677
Cheniere Energy Inc.
4.63%, 10/15/28	3,163	3,159,782
5.65%, 04/15/34	1,295	1,321,820
Cheniere Energy Partners LP
3.25%, 01/31/32	238	215,397
4.00%, 03/01/31	41	39,525
4.50%, 10/01/29	145	144,663
5.55%, 10/30/35(a)(c)	45	45,432
5.95%, 06/30/33(a)	266	278,589
Columbia Pipeline Group Inc., 5.80%, 06/01/45	31	30,359
DCP Midstream Operating LP
5.13%, 05/15/29	80	81,737
5.60%, 04/01/44	75	70,091
8.13%, 08/16/30	61	70,050
Enbridge Energy Partners LP
7.38%, 10/15/45	154	177,194
Series B, 7.50%, 04/15/38	142	165,732
Enbridge Inc.
2.50%, 08/01/33	895	751,921
3.13%, 11/15/29	115	109,539
3.40%, 08/01/51	120	79,135
3.70%, 07/15/27	49	48,559
4.00%, 11/15/49	188	139,063
4.25%, 12/01/26	176	175,963
4.50%, 06/10/44	149	124,199
4.60%, 06/20/28	75	75,784
4.90%, 06/20/30(a)	140	142,896
5.50%, 12/01/46	177	169,929
5.55%, 06/20/35	225	229,197
5.63%, 04/05/34	209	215,617
5.70%, 03/08/33	415	432,631
5.95%, 04/05/54	341	336,513
6.70%, 11/15/53	75	80,763
7.20%, 06/27/54, (5-year CMT + 2.970%)(b)	156	162,277
7.38%, 03/15/55, (5-year CMT + 3.122%)(a)(b)	162	170,328
Energy Transfer LP
4.15%, 09/15/29	145	143,652
4.90%, 03/15/35	102	98,076
5.00%, 05/15/44	980	846,275
5.00%, 05/15/50	416	345,666
Schedule of Investments
100

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.40%, 10/01/47	$65	$57,874
5.75%, 02/15/33	90	93,552
5.95%, 05/15/54(a)	80	75,065
6.00%, 06/15/48	171	164,185
6.05%, 09/01/54	50	47,551
6.20%, 04/01/55	215	208,807
6.25%, 04/15/49	280	274,512
7.50%, 07/01/38	130	149,253
Enterprise Products Operating LLC
2.80%, 01/31/30	44	41,521
3.13%, 07/31/29	15	14,449
3.30%, 02/15/53	114	74,702
3.70%, 01/31/51	75	53,738
3.95%, 01/31/60	179	128,818
4.20%, 01/31/50	149	117,228
4.25%, 02/15/48	80	64,591
4.45%, 02/15/43	181	156,137
4.80%, 02/01/49	208	179,928
4.85%, 08/15/42	171	155,272
4.85%, 03/15/44	237	214,074
4.90%, 05/15/46	142	127,180
4.95%, 10/15/54	125	108,311
5.10%, 02/15/45	277	256,102
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)(b)	252	249,228
5.55%, 02/16/55	10	9,547
5.70%, 02/15/42	120	120,499
5.95%, 02/01/41	166	171,919
6.13%, 10/15/39	128	136,446
6.45%, 09/01/40	164	179,927
7.55%, 04/15/38	151	178,996
Series D, 6.88%, 03/01/33	78	87,786
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(b)	179	177,477
Series H, 6.65%, 10/15/34(a)	14	15,767
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	39	33,540
5.00%, 08/15/42	85	76,123
5.00%, 03/01/43	113	101,131
5.40%, 09/01/44	90	83,367
5.50%, 03/01/44	167	157,291
5.63%, 09/01/41	90	87,313
5.80%, 03/15/35	438	451,837
6.38%, 03/01/41	138	144,372
6.50%, 02/01/37	138	147,422
6.50%, 09/01/39	148	158,335
6.55%, 09/15/40(a)	105	112,292
6.95%, 01/15/38	566	629,712
7.30%, 08/15/33	247	279,438
7.40%, 03/15/31	169	190,974
7.50%, 11/15/40	55	63,921
7.75%, 03/15/32	271	313,657
Kinder Morgan Inc.
2.00%, 02/15/31	125	110,128
3.25%, 08/01/50	150	95,441
3.60%, 02/15/51	85	57,816
4.30%, 03/01/28(a)	209	209,782
4.80%, 02/01/33(a)	110	108,770
5.00%, 02/01/29	155	158,344
5.05%, 02/15/46	265	232,915
5.10%, 08/01/29	140	143,796
Security	Par (000)	Value
Pipelines (continued)
5.15%, 06/01/30	$65	$66,891
5.20%, 06/01/33	575	581,692
5.20%, 03/01/48	165	147,146
5.30%, 12/01/34(a)	506	509,003
5.40%, 02/01/34	275	279,912
5.45%, 08/01/52	100	90,718
5.55%, 06/01/45	470	442,120
5.85%, 06/01/35	45	46,750
5.95%, 08/01/54(a)	215	208,782
7.75%, 01/15/32	288	332,524
7.80%, 08/01/31	338	391,099
MPLX LP
4.00%, 03/15/28	144	143,170
4.13%, 03/01/27	531	529,674
4.25%, 12/01/27	66	66,028
4.50%, 04/15/38	248	220,808
4.70%, 04/15/48	344	278,803
4.80%, 02/15/29	167	169,203
4.90%, 04/15/58	207	166,218
4.95%, 03/14/52	136	111,910
5.20%, 03/01/47	362	315,020
5.50%, 02/15/49	356	320,184
Northwest Pipeline LLC, 4.00%, 04/01/27	25	24,909
ONEOK Inc.
3.10%, 03/15/30	233	219,586
3.25%, 06/01/30	250	236,368
3.40%, 09/01/29	272	261,386
3.95%, 03/01/50	140	99,086
4.00%, 07/13/27	545	542,964
4.20%, 10/03/47	40	30,117
4.25%, 09/15/46	67	50,923
4.35%, 03/15/29	465	464,069
4.45%, 09/01/49	43	33,514
4.50%, 03/15/50	62	48,395
4.55%, 07/15/28	507	510,885
4.85%, 02/01/49	100	81,532
4.95%, 10/15/32	125	124,238
4.95%, 07/13/47	97	82,361
5.05%, 11/01/34	870	848,567
5.15%, 10/15/43	43	38,132
5.38%, 06/01/29	755	777,076
5.40%, 10/15/35	125	123,854
5.55%, 11/01/26	205	207,462
5.65%, 11/01/28	235	244,112
5.65%, 09/01/34	603	613,204
5.70%, 11/01/54	405	369,156
5.80%, 11/01/30	70	73,621
5.85%, 11/01/64	125	114,160
6.00%, 06/15/35	200	207,155
6.05%, 09/01/33	408	429,066
6.10%, 11/15/32	348	369,796
6.25%, 10/15/55	400	390,883
6.35%, 01/15/31	330	354,125
6.63%, 09/01/53	145	148,753
7.15%, 01/15/51	45	48,339
ONEOK Partners LP
6.13%, 02/01/41	45	45,378
6.20%, 09/15/43	166	166,237
6.65%, 10/01/36	297	320,767
6.85%, 10/15/37	258	281,468
101
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	$139	$134,003
5.15%, 06/01/42	59	52,657
6.65%, 01/15/37	226	244,707
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	494	493,836
4.50%, 05/15/30	161	161,500
5.00%, 03/15/27	629	632,607
Spectra Energy Partners LP
3.38%, 10/15/26	211	208,782
4.50%, 03/15/45	276	230,606
5.95%, 09/25/43	253	250,759
Targa Resources Corp.
4.20%, 02/01/33	367	345,966
4.90%, 09/15/30	210	213,188
4.95%, 04/15/52	205	169,705
5.50%, 02/15/35	45	45,391
5.55%, 08/15/35	250	251,563
5.65%, 02/15/36	225	227,549
6.13%, 03/15/33	65	68,776
6.13%, 05/15/55	160	155,366
6.25%, 07/01/52	50	49,287
6.50%, 03/30/34	414	447,545
6.50%, 02/15/53	198	202,270
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	400	376,273
4.88%, 02/01/31	260	258,952
5.50%, 03/01/30	298	303,849
6.88%, 01/15/29	145	147,830
TC PipeLines LP, 3.90%, 05/25/27	286	284,191
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	177	183,827
7.00%, 10/15/28	161	173,279
7.63%, 04/01/37(a)	60	70,839
Texas Eastern Transmission LP, 7.00%, 07/15/32(a)	479	533,447
TransCanada PipeLines Ltd.
4.10%, 04/15/30	83	81,745
4.25%, 05/15/28	112	112,092
4.63%, 03/01/34	383	369,201
5.10%, 03/15/49	212	190,980
5.60%, 03/31/34	193	197,741
5.85%, 03/15/36	214	221,621
6.10%, 06/01/40	96	99,379
6.20%, 10/15/37	360	379,576
7.25%, 08/15/38	138	156,819
7.63%, 01/15/39	282	331,148
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	173	129,710
4.00%, 03/15/28	53	52,850
4.45%, 08/01/42	100	84,952
4.60%, 03/15/48	187	157,297
5.40%, 08/15/41	88	84,448
Valero Energy Partners LP, 4.50%, 03/15/28	226	227,399
Western Midstream Operating LP
4.05%, 02/01/30	250	242,903
4.50%, 03/01/28	55	54,935
4.75%, 08/15/28	75	75,396
5.25%, 02/01/50	218	182,434
5.30%, 03/01/48	146	122,910
5.45%, 11/15/34	168	165,778
Security	Par (000)	Value
Pipelines (continued)
5.45%, 04/01/44	$85	$74,632
5.50%, 08/15/48	75	64,463
6.15%, 04/01/33	537	562,375
Williams Companies Inc. (The)
3.75%, 06/15/27	40	39,672
4.63%, 06/30/30	175	175,940
4.85%, 03/01/48	210	180,683
4.90%, 01/15/45	122	107,063
5.10%, 09/15/45	373	336,752
5.15%, 03/15/34	385	385,864
5.30%, 09/30/35	200	199,940
5.30%, 08/15/52	50	45,207
5.40%, 03/04/44	155	146,053
5.60%, 03/15/35	185	189,908
5.65%, 03/15/33	15	15,627
5.75%, 06/24/44	85	83,493
5.80%, 11/15/43	153	151,606
5.80%, 11/15/54	173	167,140
6.00%, 03/15/55(a)	106	105,444
6.30%, 04/15/40	302	320,085
8.75%, 03/15/32	101	121,976
Series A, 7.50%, 01/15/31	85	96,244
		50,459,787
Private Equity — 0.0%
Brookfield Finance Inc., 5.81%, 03/03/55	100	98,104
Real Estate — 0.1%
CBRE Services Inc.
2.50%, 04/01/31(a)	696	626,770
4.80%, 06/15/30	95	96,371
5.50%, 04/01/29(a)	206	213,642
5.50%, 06/15/35	605	617,350
5.95%, 08/15/34	190	201,422
		1,755,555
Real Estate Investment Trusts — 4.5%
Agree LP
2.60%, 06/15/33	115	97,270
4.80%, 10/01/32(a)	20	19,947
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	343	278,174
2.00%, 05/18/32	183	153,377
2.75%, 12/15/29(a)	58	54,370
2.95%, 03/15/34	145	123,752
3.00%, 05/18/51	240	145,867
3.38%, 08/15/31	10	9,333
3.55%, 03/15/52(a)	190	128,301
3.95%, 01/15/27	40	39,817
3.95%, 01/15/28	148	147,051
4.00%, 02/01/50	219	162,668
4.50%, 07/30/29	238	238,942
4.70%, 07/01/30	53	53,381
4.85%, 04/15/49	125	105,210
4.90%, 12/15/30(a)	24	24,369
American Assets Trust LP, 3.38%, 02/01/31	389	351,091
American Homes 4 Rent LP
3.38%, 07/15/51	35	22,887
3.63%, 04/15/32	180	167,328
4.25%, 02/15/28	43	42,933
4.30%, 04/15/52	27	20,786
4.90%, 02/15/29	31	31,559
Schedule of Investments
102

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
American Tower Corp.
1.88%, 10/15/30	$195	$171,783
2.10%, 06/15/30	263	236,472
2.30%, 09/15/31	311	273,747
2.70%, 04/15/31	305	276,670
2.75%, 01/15/27	60	58,834
2.90%, 01/15/30	316	296,889
2.95%, 01/15/51	285	178,345
3.10%, 06/15/50	226	146,456
3.13%, 01/15/27	353	347,685
3.38%, 10/15/26	461	456,521
3.55%, 07/15/27	395	390,688
3.60%, 01/15/28(a)	365	360,133
3.70%, 10/15/49	270	195,896
3.80%, 08/15/29	367	359,452
3.95%, 03/15/29	22	21,757
4.90%, 03/15/30(a)	200	204,024
5.00%, 01/31/30	30	30,705
5.35%, 03/15/35	275	282,046
5.40%, 01/31/35	140	143,563
5.45%, 02/15/34	122	125,801
5.55%, 07/15/33	378	392,530
5.90%, 11/15/33	255	270,825
AvalonBay Communities Inc.
2.05%, 01/15/32(a)	240	208,613
2.30%, 03/01/30(a)	27	24,837
3.20%, 01/15/28	33	32,400
3.30%, 06/01/29	57	55,321
3.90%, 10/15/46	91	70,982
4.15%, 07/01/47	85	68,883
5.00%, 02/15/33	290	295,254
Boston Properties LP
2.45%, 10/01/33	560	454,623
2.55%, 04/01/32	296	253,828
2.75%, 10/01/26	688	676,071
2.90%, 03/15/30	121	112,214
3.25%, 01/30/31(a)	392	364,323
3.40%, 06/21/29	189	181,160
4.50%, 12/01/28	208	208,062
5.75%, 01/15/35(a)	185	187,610
6.50%, 01/15/34	193	207,309
Brixmor Operating Partnership LP
2.50%, 08/16/31	95	84,223
3.90%, 03/15/27	108	107,383
4.05%, 07/01/30	102	99,946
4.13%, 05/15/29	108	107,013
5.75%, 02/15/35	100	103,733
Camden Property Trust
2.80%, 05/15/30	19	17,828
3.15%, 07/01/29	52	49,971
3.35%, 11/01/49	19	13,187
4.10%, 10/15/28(a)	31	31,037
COPT Defense Properties LP
2.00%, 01/15/29(a)	475	438,723
2.75%, 04/15/31	161	145,071
2.90%, 12/01/33	71	59,584
Cousins Properties LP, 5.88%, 10/01/34	55	56,880
Crown Castle Inc.
2.10%, 04/01/31	322	280,707
2.25%, 01/15/31	283	250,616
2.50%, 07/15/31(a)	342	302,708
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.10%, 11/15/29	$155	$146,995
3.25%, 01/15/51(a)	284	185,453
3.30%, 07/01/30	297	280,513
3.65%, 09/01/27	242	238,949
3.80%, 02/15/28	1,304	1,287,801
4.00%, 03/01/27	138	137,351
4.00%, 11/15/49	127	94,499
4.15%, 07/01/50	183	139,833
4.30%, 02/15/29	949	943,928
4.75%, 05/15/47(a)	205	177,209
4.80%, 09/01/28	118	119,353
5.00%, 01/11/28	530	537,150
5.10%, 05/01/33	594	595,752
5.20%, 02/15/49	141	125,850
5.60%, 06/01/29	335	348,052
5.80%, 03/01/34	222	231,658
CubeSmart LP
2.50%, 02/15/32	140	121,886
3.00%, 02/15/30	45	42,441
4.38%, 02/15/29	30	29,977
Digital Realty Trust LP
3.60%, 07/01/29	2,970	2,897,429
3.70%, 08/15/27	1,222	1,212,463
4.45%, 07/15/28	2,685	2,704,043
5.55%, 01/15/28	1,711	1,762,564
DOC DR LLC
2.63%, 11/01/31	40	35,654
3.95%, 01/15/28	49	48,736
4.30%, 03/15/27	70	70,017
EPR Properties
3.60%, 11/15/31	50	45,862
4.95%, 04/15/28	210	210,850
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	1,060	1,087,323
Equinix Inc.
1.55%, 03/15/28	45	42,183
1.80%, 07/15/27	111	106,326
2.00%, 05/15/28	30	28,353
2.15%, 07/15/30	1,217	1,096,891
2.50%, 05/15/31	370	332,059
2.95%, 09/15/51	271	166,196
3.00%, 07/15/50	187	117,498
3.20%, 11/18/29	755	721,230
3.40%, 02/15/52	150	100,151
3.90%, 04/15/32	265	252,243
ERP Operating LP
1.85%, 08/01/31	26	22,699
2.50%, 02/15/30	158	147,335
3.00%, 07/01/29	74	71,007
3.25%, 08/01/27	33	32,533
3.50%, 03/01/28	32	31,579
4.00%, 08/01/47	32	25,014
4.15%, 12/01/28	103	103,257
4.50%, 06/01/45(a)	55	47,384
Essex Portfolio LP
2.65%, 03/15/32	270	238,374
2.65%, 09/01/50	35	20,442
4.00%, 03/01/29	55	54,465
Extra Space Storage LP
2.35%, 03/15/32	130	111,773
2.40%, 10/15/31	110	96,491
103
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.88%, 12/15/27	$24	$23,790
4.00%, 06/15/29	14	13,856
Federal Realty OP LP
3.20%, 06/15/29	656	629,825
3.25%, 07/15/27	360	353,610
3.50%, 06/01/30	475	457,382
4.50%, 12/01/44	193	164,143
5.38%, 05/01/28	655	673,410
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	90	80,300
4.00%, 01/15/30	138	133,366
4.00%, 01/15/31	112	106,853
5.30%, 01/15/29	236	240,479
Healthcare Realty Holdings LP
2.00%, 03/15/31(a)	10	8,678
3.10%, 02/15/30(a)	20	18,805
Healthpeak OP LLC
3.00%, 01/15/30	393	372,095
3.50%, 07/15/29	209	203,134
4.75%, 01/15/33	50	49,678
5.38%, 02/15/35	30	30,358
6.75%, 02/01/41	151	165,019
Highwoods Realty LP
3.05%, 02/15/30	87	80,327
4.20%, 04/15/29	72	70,487
7.65%, 02/01/34	110	124,449
Host Hotels & Resorts LP
5.50%, 04/15/35	310	308,609
5.70%, 07/01/34	5	5,086
Series H, 3.38%, 12/15/29	257	243,738
Series I, 3.50%, 09/15/30(a)	315	296,152
Series J, 2.90%, 12/15/31	104	92,268
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	10	8,603
2.70%, 01/15/34	90	75,457
4.15%, 04/15/32	115	110,142
Kilroy Realty LP
2.50%, 11/15/32	332	272,155
3.05%, 02/15/30(a)	175	160,980
4.25%, 08/15/29	381	372,355
4.75%, 12/15/28	45	45,079
Kimco Realty OP LLC
2.80%, 10/01/26	25	24,614
3.70%, 10/01/49	88	63,725
3.80%, 04/01/27	76	75,523
4.13%, 12/01/46	170	134,800
4.25%, 04/01/45(a)	130	107,046
4.45%, 09/01/47	58	48,350
4.60%, 02/01/33	190	187,169
Kite Realty Group Trust, 4.75%, 09/15/30	35	35,109
Mid-America Apartments LP
1.70%, 02/15/31	210	182,913
2.75%, 03/15/30(a)	35	32,863
3.95%, 03/15/29	20	19,866
NNN REIT Inc.
2.50%, 04/15/30	12	11,070
3.00%, 04/15/52(a)	50	30,567
3.10%, 04/15/50	83	52,563
3.50%, 04/15/51	75	51,083
4.30%, 10/15/28	7	7,020
4.80%, 10/15/48	31	26,730
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.60%, 10/15/33	$25	$25,959
Omega Healthcare Investors Inc.
3.25%, 04/15/33	334	290,553
3.38%, 02/01/31	167	154,320
3.63%, 10/01/29	245	234,410
Piedmont Operating Partnership LP
2.75%, 04/01/32	17	14,398
3.15%, 08/15/30	57	51,561
9.25%, 07/20/28	310	344,488
Prologis LP
2.13%, 04/15/27	103	99,955
2.13%, 10/15/50	105	55,536
2.25%, 04/15/30	88	80,933
3.00%, 04/15/50	243	156,464
3.25%, 10/01/26	52	51,548
3.88%, 09/15/28	131	130,249
4.38%, 02/01/29	81	81,702
4.38%, 09/15/48	80	66,234
4.63%, 01/15/33(a)	235	234,273
4.75%, 06/15/33	295	295,209
4.88%, 06/15/28(a)	35	35,801
5.13%, 01/15/34	134	136,921
5.25%, 05/15/35	300	305,959
5.25%, 03/15/54	300	279,875
Public Storage Operating Co.
2.25%, 11/09/31(a)	265	234,190
2.30%, 05/01/31	55	49,255
Realty Income Corp.
1.80%, 03/15/33	160	131,101
2.85%, 12/15/32	310	275,075
3.25%, 01/15/31	125	118,091
4.90%, 07/15/33	95	95,352
5.63%, 10/13/32	380	399,794
Regency Centers LP
2.95%, 09/15/29	114	108,690
3.60%, 02/01/27	63	62,495
4.13%, 03/15/28	55	54,897
4.40%, 02/01/47	158	131,988
4.65%, 03/15/49	117	99,601
5.00%, 07/15/32	35	35,692
5.10%, 01/15/35	45	45,208
Sabra Health Care LP
3.20%, 12/01/31	121	109,232
3.90%, 10/15/29	58	56,151
Simon Property Group LP
2.20%, 02/01/31	130	116,483
2.25%, 01/15/32	240	209,061
2.45%, 09/13/29	245	229,748
2.65%, 07/15/30	30	27,878
2.65%, 02/01/32	50	44,537
3.25%, 09/13/49(a)	296	199,625
3.80%, 07/15/50	41	30,475
4.25%, 10/01/44	100	83,148
4.25%, 11/30/46	146	119,798
4.75%, 03/15/42	150	135,472
5.50%, 03/08/33	353	369,821
6.75%, 02/01/40	203	230,933
Store Capital LLC
2.70%, 12/01/31	115	100,174
4.50%, 03/15/28	25	24,854
Sun Communities Operating LP, 4.20%, 04/15/32	65	62,475
Schedule of Investments
104

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Tanger Properties LP, 3.88%, 07/15/27	$15	$14,834
UDR Inc.
1.90%, 03/15/33	260	210,803
2.10%, 08/01/32	15	12,654
2.10%, 06/15/33(a)	65	53,264
3.00%, 08/15/31	70	64,289
3.10%, 11/01/34	33	28,204
3.20%, 01/15/30	41	39,214
4.40%, 01/26/29	36	36,088
Ventas Realty LP
2.50%, 09/01/31	184	163,967
3.00%, 01/15/30	152	143,706
3.85%, 04/01/27	58	57,687
4.00%, 03/01/28	66	65,634
4.38%, 02/01/45	105	86,009
4.40%, 01/15/29	196	196,614
4.75%, 11/15/30	255	257,177
4.88%, 04/15/49	140	119,430
5.70%, 09/30/43	101	98,355
VICI Properties LP
4.75%, 02/15/28	317	319,671
4.95%, 02/15/30	259	261,952
5.13%, 05/15/32	370	370,920
5.63%, 05/15/52(a)	160	145,875
Welltower OP LLC
2.05%, 01/15/29	139	129,890
2.70%, 02/15/27(a)	77	75,589
2.75%, 01/15/31	170	156,606
2.75%, 01/15/32	405	364,510
2.80%, 06/01/31	270	247,800
3.10%, 01/15/30	230	219,286
4.13%, 03/15/29	160	159,970
4.25%, 04/15/28	109	109,601
4.50%, 07/01/30	100	100,966
4.95%, 09/01/48	150	137,347
5.13%, 07/01/35	100	100,603
6.50%, 03/15/41	222	244,289
Weyerhaeuser Co.
4.00%, 11/15/29	256	253,168
4.00%, 04/15/30	240	236,589
6.95%, 10/01/27	264	278,480
7.38%, 03/15/32(a)	715	815,118
WP Carey Inc.
2.25%, 04/01/33	115	95,265
3.85%, 07/15/29	117	115,090
		53,800,244
Retail — 2.4%
AutoNation Inc.
3.80%, 11/15/27	156	153,896
3.85%, 03/01/32	76	70,703
4.75%, 06/01/30	284	285,066
5.89%, 03/15/35	430	439,761
AutoZone Inc.
3.75%, 04/18/29	74	72,783
6.55%, 11/01/33	25	27,682
Best Buy Co. Inc.
1.95%, 10/01/30	2,508	2,229,077
4.45%, 10/01/28(a)	2,094	2,109,019
Costco Wholesale Corp.
1.60%, 04/20/30	73	65,659
1.75%, 04/20/32	51	43,816
Security	Par (000)	Value
Retail (continued)
Darden Restaurants Inc., 4.55%, 02/15/48	$61	$49,823
Dollar General Corp.
3.50%, 04/03/30	15	14,414
4.13%, 04/03/50	72	54,814
Dollar Tree Inc.
3.38%, 12/01/51	90	57,725
4.20%, 05/15/28	50	49,879
Ferguson Enterprises Inc., 5.00%, 10/03/34	1,015	1,005,281
Home Depot Inc. (The)
1.88%, 09/15/31	100	87,026
2.13%, 09/15/26	84	82,423
2.38%, 03/15/51	140	78,632
2.70%, 04/15/30	207	194,689
2.75%, 09/15/51	170	103,215
2.80%, 09/14/27	825	807,210
2.95%, 06/15/29	1,281	1,235,049
3.13%, 12/15/49(a)	172	115,536
3.25%, 04/15/32	465	432,904
3.30%, 04/15/40	79	63,401
3.35%, 04/15/50	142	98,735
3.50%, 09/15/56	321	221,142
3.63%, 04/15/52	215	155,735
3.90%, 12/06/28	783	784,433
3.90%, 06/15/47	298	234,292
4.20%, 04/01/43	226	192,536
4.25%, 04/01/46	348	292,005
4.40%, 03/15/45	328	282,254
4.50%, 09/15/32(a)	360	363,164
4.50%, 12/06/48	312	266,383
4.75%, 06/25/29	190	194,583
4.85%, 06/25/31	90	92,842
4.88%, 02/15/44	317	292,597
4.95%, 06/25/34	300	305,028
4.95%, 09/15/52(a)	45	40,618
5.30%, 06/25/54	20	19,019
5.40%, 09/15/40	237	240,529
5.40%, 06/25/64	160	152,135
5.88%, 12/16/36	796	858,268
5.95%, 04/01/41	225	237,592
Lowe's Companies Inc.
1.70%, 10/15/30	255	224,168
2.63%, 04/01/31	426	387,863
3.00%, 10/15/50	270	167,156
3.65%, 04/05/29	125	122,785
3.70%, 04/15/46	322	239,210
3.75%, 04/01/32	460	436,705
4.05%, 05/03/47	412	320,079
4.25%, 04/01/52	244	188,604
4.38%, 09/15/45	240	197,412
4.45%, 04/01/62	401	307,269
4.50%, 04/15/30	227	230,029
4.55%, 04/05/49(a)	112	91,697
4.65%, 04/15/42	271	239,736
5.00%, 04/15/33	365	370,988
5.00%, 04/15/40	34	32,357
5.13%, 04/15/50(a)	165	146,026
5.50%, 10/15/35	283	292,007
5.63%, 04/15/53	126	120,214
5.80%, 09/15/62(a)	157	151,064
5.85%, 04/01/63	105	101,768
6.50%, 03/15/29(a)	112	120,921
105
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
McDonald's Corp.
2.13%, 03/01/30	$28	$25,635
2.63%, 09/01/29	16	15,149
3.60%, 07/01/30(a)	15	14,627
3.63%, 09/01/49	344	249,353
3.70%, 02/15/42	24	19,116
3.80%, 04/01/28	25	24,893
4.20%, 04/01/50	137	109,017
4.45%, 03/01/47	168	141,804
4.45%, 09/01/48	117	97,989
4.60%, 05/26/45	194	169,628
4.70%, 12/09/35(a)	72	70,835
4.88%, 07/15/40	108	102,431
4.88%, 12/09/45	467	421,913
5.15%, 09/09/52	65	59,676
5.70%, 02/01/39(a)	45	46,977
6.30%, 10/15/37	242	266,863
6.30%, 03/01/38	202	221,193
O'Reilly Automotive Inc., 4.20%, 04/01/30	49	48,869
Starbucks Corp.
2.25%, 03/12/30	26	23,865
3.35%, 03/12/50	160	106,980
3.50%, 03/01/28	5	4,938
3.50%, 11/15/50	304	208,469
3.75%, 12/01/47	130	95,474
4.00%, 11/15/28	130	129,705
4.30%, 06/15/45	114	93,089
4.45%, 08/15/49	203	165,617
4.50%, 11/15/48	262	217,221
Target Corp.
2.35%, 02/15/30(a)	101	93,954
2.65%, 09/15/30	114	106,278
3.38%, 04/15/29	192	187,987
3.63%, 04/15/46	411	307,676
3.90%, 11/15/47	37	28,687
4.00%, 07/01/42	395	330,919
4.35%, 06/15/28	55	55,555
4.50%, 09/15/32(a)	201	201,186
5.00%, 04/15/35	90	90,293
5.25%, 02/15/36(a)	100	101,884
6.35%, 11/01/32(a)	340	377,243
6.50%, 10/15/37	317	357,306
7.00%, 01/15/38	165	193,059
TJX Companies Inc. (The)
3.88%, 04/15/30	92	91,260
4.50%, 04/15/50	219	187,242
Tractor Supply Co.
1.75%, 11/01/30	1,797	1,575,297
5.25%, 05/15/33(a)	1,467	1,504,396
		28,682,979
Semiconductors — 3.7%
Analog Devices Inc.
2.10%, 10/01/31	5	4,416
4.25%, 06/15/28	225	226,721
4.50%, 06/15/30	210	212,815
5.05%, 04/01/34	1,000	1,028,744
Applied Materials Inc.
1.75%, 06/01/30	542	486,289
2.75%, 06/01/50(a)	260	162,250
3.30%, 04/01/27	1,000	990,996
4.35%, 04/01/47	326	277,705
Security	Par (000)	Value
Semiconductors (continued)
4.80%, 06/15/29	$248	$254,686
5.10%, 10/01/35(a)	576	591,660
5.85%, 06/15/41	227	237,167
Broadcom Inc.
2.60%, 02/15/33(c)	145	125,209
3.14%, 11/15/35(c)	826	698,114
3.19%, 11/15/36(c)	299	248,762
3.42%, 04/15/33(c)	456	415,318
3.47%, 04/15/34(c)	522	467,444
3.50%, 02/15/41(c)	455	360,938
3.75%, 02/15/51(c)	686	511,243
4.15%, 11/15/30	68	67,330
4.15%, 04/15/32(c)	20	19,363
4.30%, 11/15/32	214	208,427
4.60%, 07/15/30	185	186,813
4.90%, 07/15/32	250	252,953
4.93%, 05/15/37(c)	690	670,676
5.00%, 04/15/30	283	291,035
5.20%, 07/15/35	310	312,976
Intel Corp.
1.60%, 08/12/28	1,029	954,232
2.00%, 08/12/31	286	247,709
2.45%, 11/15/29	270	248,876
3.05%, 08/12/51	296	175,036
3.10%, 02/15/60	222	122,609
3.15%, 05/11/27	1,094	1,072,747
3.20%, 08/12/61	168	94,511
3.25%, 11/15/49	373	233,860
3.73%, 12/08/47	288	200,626
3.75%, 03/25/27	50	49,528
3.75%, 08/05/27	618	611,727
3.90%, 03/25/30	152	148,080
4.00%, 08/05/29	150	147,768
4.00%, 12/15/32	355	333,284
4.10%, 05/19/46	181	135,520
4.10%, 05/11/47	143	105,820
4.15%, 08/05/32	180	171,231
4.25%, 12/15/42	177	141,597
4.60%, 03/25/40	20	17,579
4.75%, 03/25/50	499	399,581
4.80%, 10/01/41	290	251,695
4.88%, 02/10/28	261	264,313
4.90%, 07/29/45	360	305,068
4.90%, 08/05/52	225	182,940
4.95%, 03/25/60	164	131,569
5.05%, 08/05/62	77	61,803
5.13%, 02/10/30	135	138,287
5.15%, 02/21/34(a)	220	219,785
5.20%, 02/10/33(a)	775	780,381
5.60%, 02/21/54(a)	25	22,690
5.70%, 02/10/53	284	260,810
5.90%, 02/10/63	170	156,954
KLA Corp.
3.30%, 03/01/50	58	40,107
4.95%, 07/15/52	25	22,623
5.00%, 03/15/49	25	22,923
5.25%, 07/15/62	125	115,936
Lam Research Corp.
1.90%, 06/15/30	955	862,788
2.88%, 06/15/50(a)	236	150,369
3.13%, 06/15/60(a)	173	106,324
Schedule of Investments
106

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.00%, 03/15/29	$897	$896,501
4.88%, 03/15/49	244	220,358
Marvell Technology Inc.
2.95%, 04/15/31	60	55,101
4.75%, 07/15/30	50	50,471
5.45%, 07/15/35	50	50,841
5.95%, 09/15/33	80	84,983
Micron Technology Inc.
2.70%, 04/15/32	233	204,933
3.48%, 11/01/51(a)	274	186,410
4.66%, 02/15/30	20	20,114
5.33%, 02/06/29	51	52,430
5.88%, 02/09/33	135	141,868
NVIDIA Corp.
2.00%, 06/15/31	1,673	1,498,039
2.85%, 04/01/30(a)	2,014	1,925,735
3.20%, 09/16/26	5,711	5,665,351
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	477	427,806
2.65%, 02/15/32	290	255,449
3.13%, 02/15/42	46	33,050
3.15%, 05/01/27	97	95,328
3.25%, 05/11/41	240	177,474
3.25%, 11/30/51	185	119,266
3.40%, 05/01/30(a)	225	215,291
4.30%, 08/19/28	95	95,192
4.30%, 06/18/29	713	711,938
4.40%, 06/01/27	255	255,618
4.85%, 08/19/32	75	74,953
5.00%, 01/15/33(a)	384	384,512
5.25%, 08/19/35	175	173,937
5.55%, 12/01/28	1,695	1,756,127
Qorvo Inc., 4.38%, 10/15/29	55	53,910
Qualcomm Inc.
4.30%, 05/20/47	275	229,984
4.50%, 05/20/52	185	155,265
4.65%, 05/20/35(a)	150	149,205
4.80%, 05/20/45	221	201,682
6.00%, 05/20/53(a)	185	193,283
Texas Instruments Inc.
1.75%, 05/04/30	814	733,928
1.90%, 09/15/31	715	628,670
2.25%, 09/04/29(a)	1,013	947,778
2.70%, 09/15/51	318	191,822
2.90%, 11/03/27	553	541,869
3.65%, 08/16/32	502	477,647
3.88%, 03/15/39	133	117,139
4.15%, 05/15/48	444	362,886
4.50%, 05/23/30	145	147,257
4.60%, 02/15/28	719	730,841
4.60%, 02/08/29(a)	370	378,142
4.85%, 02/08/34	665	676,936
4.90%, 03/14/33	190	194,809
5.10%, 05/23/35	150	153,251
5.15%, 02/08/54	20	18,736
TSMC Arizona Corp.
1.75%, 10/25/26	678	660,117
2.50%, 10/25/31	416	377,876
3.13%, 10/25/41	5	3,942
3.25%, 10/25/51	317	235,034
3.88%, 04/22/27	155	154,835
Security	Par (000)	Value
Semiconductors (continued)
4.13%, 04/22/29	$133	$133,397
4.25%, 04/22/32	295	293,749
4.50%, 04/22/52	290	265,623
		44,258,025
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	295	276,499
3.48%, 12/01/27	64	62,883
4.20%, 05/01/30	368	363,159
5.35%, 01/15/30	50	51,577
5.75%, 01/15/35(a)	30	31,127
		785,245
Software — 3.2%
Adobe Inc.
2.15%, 02/01/27	827	807,611
2.30%, 02/01/30	3,024	2,810,077
4.80%, 04/04/29	25	25,705
4.95%, 04/04/34	475	485,923
5.30%, 01/17/35(a)	200	208,957
Autodesk Inc.
2.40%, 12/15/31	1,290	1,136,158
2.85%, 01/15/30	680	641,940
3.50%, 06/15/27	1,103	1,090,656
5.30%, 06/15/35	365	371,576
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	867	781,052
2.90%, 12/01/29	514	486,295
Concentrix Corp., 6.85%, 08/02/33(a)	80	84,106
Electronic Arts Inc.
1.85%, 02/15/31	340	298,538
2.95%, 02/15/51(a)	402	250,373
Fidelity National Information Services Inc.
4.50%, 08/15/46	27	22,124
5.10%, 07/15/32(a)	550	561,745
Fiserv Inc.
3.50%, 07/01/29	40	38,810
4.40%, 07/01/49	413	330,096
4.55%, 02/15/31(a)	55	54,982
5.25%, 08/11/35	100	99,648
5.63%, 08/21/33	20	20,761
Intuit Inc.
1.65%, 07/15/30(a)	810	720,983
5.13%, 09/15/28	440	454,725
5.20%, 09/15/33	1,105	1,144,796
5.50%, 09/15/53(a)	297	291,099
Microsoft Corp.
2.53%, 06/01/50	386	235,800
2.68%, 06/01/60	316	183,001
2.92%, 03/17/52	690	452,252
3.04%, 03/17/62	210	132,037
3.30%, 02/06/27	1,864	1,850,210
3.45%, 08/08/36	483	435,826
3.50%, 02/12/35(a)	1,489	1,397,527
3.50%, 11/15/42	36	29,179
3.95%, 08/08/56	398	312,385
4.00%, 02/12/55	466	373,093
4.10%, 02/06/37	405	390,056
4.20%, 11/03/35(a)	210	208,313
4.25%, 02/06/47	294	260,530
4.45%, 11/03/45	165	151,272
107
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.50%, 10/01/40	$100	$96,385
4.50%, 02/06/57	306	272,659
5.30%, 02/08/41	205	213,004
Oracle Corp.
2.95%, 04/01/30	15	14,115
3.25%, 05/15/30	142	135,210
3.60%, 04/01/40	200	158,490
3.60%, 04/01/50	590	403,014
3.80%, 11/15/37	192	163,578
3.85%, 07/15/36	319	280,317
3.85%, 04/01/60	757	506,959
3.90%, 05/15/35	402	362,198
3.95%, 03/25/51	584	420,774
4.00%, 07/15/46	716	545,141
4.00%, 11/15/47	495	374,715
4.10%, 03/25/61	214	149,723
4.13%, 05/15/45	411	323,347
4.20%, 09/27/29	155	154,608
4.30%, 07/08/34	500	473,407
4.38%, 05/15/55	422	320,709
4.50%, 07/08/44	260	217,361
4.90%, 02/06/33	160	159,931
5.38%, 07/15/40	510	492,893
5.38%, 09/27/54	535	476,086
5.50%, 09/27/64	490	434,064
5.55%, 02/06/53	211	193,615
6.00%, 08/03/55	10	9,746
6.13%, 07/08/39	120	125,270
6.13%, 08/03/65	60	58,223
6.25%, 11/09/32	355	383,421
6.50%, 04/15/38	399	432,492
6.90%, 11/09/52	435	470,648
Roper Technologies Inc., 2.95%, 09/15/29	6	5,723
Salesforce Inc.
2.90%, 07/15/51	394	249,550
3.70%, 04/11/28	4,691	4,674,492
ServiceNow Inc., 1.40%, 09/01/30	1,866	1,634,352
Synopsys Inc.
5.15%, 04/01/35	510	514,143
5.70%, 04/01/55	300	294,112
VMware LLC
3.90%, 08/21/27	806	801,794
4.65%, 05/15/27	107	107,656
4.70%, 05/15/30	666	673,882
Workday Inc.
3.50%, 04/01/27	95	94,065
3.70%, 04/01/29	513	505,114
3.80%, 04/01/32	700	663,675
		38,670,878
Telecommunications — 3.7%
America Movil SAB de CV
2.88%, 05/07/30	60	55,953
4.38%, 07/16/42	105	89,670
4.38%, 04/22/49	292	239,606
4.70%, 07/21/32	215	213,313
6.13%, 11/15/37	128	135,611
6.13%, 03/30/40	360	380,157
6.38%, 03/01/35	225	245,508
AT&T Inc.
3.30%, 02/01/52	375	242,789
3.50%, 09/15/53	1,195	798,933
Security	Par (000)	Value
Telecommunications (continued)
3.50%, 02/01/61(a)	$280	$178,312
3.55%, 09/15/55	1,265	840,939
3.65%, 06/01/51	485	338,466
3.65%, 09/15/59	1,056	697,985
3.80%, 12/01/57	1,089	749,119
3.85%, 06/01/60	367	252,025
4.10%, 02/15/28	15	14,983
4.30%, 02/15/30	160	160,048
4.30%, 12/15/42	305	257,645
4.35%, 03/01/29	54	54,219
4.35%, 06/15/45	112	92,540
4.50%, 05/15/35	698	666,788
4.50%, 03/09/48	306	252,346
4.55%, 03/09/49	236	193,885
4.75%, 05/15/46	393	341,351
4.80%, 06/15/44	20	17,740
4.85%, 03/01/39	306	289,586
4.85%, 07/15/45	40	35,179
4.90%, 08/15/37	50	48,103
5.15%, 03/15/42(a)	57	53,691
5.15%, 11/15/46	220	201,594
5.15%, 02/15/50(a)	211	189,066
5.25%, 03/01/37	519	519,998
5.35%, 09/01/40	262	257,952
5.45%, 03/01/47	191	180,458
5.55%, 08/15/41	127	124,860
5.65%, 02/15/47	154	153,444
5.70%, 03/01/57(a)	187	179,157
6.00%, 08/15/40	103	107,044
6.30%, 01/15/38	135	145,198
6.38%, 03/01/41	120	127,747
6.55%, 02/15/39	15	16,432
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52(a)	60	41,088
4.30%, 07/29/49	43	33,288
4.46%, 04/01/48	63	51,005
Series US-4, 3.65%, 03/17/51	25	17,456
British Telecommunications PLC
5.13%, 12/04/28	417	427,323
9.63%, 12/15/30	1,401	1,724,674
Cisco Systems Inc.
2.50%, 09/20/26	504	496,408
4.75%, 02/24/30	115	118,032
4.95%, 02/24/32	120	123,871
5.10%, 02/24/35	140	143,293
5.30%, 02/26/54	244	234,047
5.35%, 02/26/64	40	38,152
5.50%, 01/15/40	664	686,095
5.90%, 02/15/39	632	679,902
Corning Inc.
4.38%, 11/15/57	278	222,679
4.70%, 03/15/37(a)	20	19,348
5.45%, 11/15/79	80	72,647
Deutsche Telekom International Finance BV
8.75%, 06/15/30	357	422,353
9.25%, 06/01/32	10	12,516
Juniper Networks Inc.
3.75%, 08/15/29	37	36,156
5.95%, 03/15/41	125	123,538
Koninklijke KPN NV, 8.38%, 10/01/30	1,801	2,112,714
Schedule of Investments
108

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Motorola Solutions Inc.
2.30%, 11/15/30	$75	$67,402
4.60%, 02/23/28	214	216,215
4.60%, 05/23/29	222	224,283
5.55%, 08/15/35	100	103,073
5.60%, 06/01/32	105	109,723
Nokia OYJ
4.38%, 06/12/27	1,835	1,821,852
6.63%, 05/15/39	68	69,626
Orange SA
5.38%, 01/13/42	223	218,706
5.50%, 02/06/44	176	174,266
9.00%, 03/01/31	932	1,135,195
Rogers Communications Inc.
2.90%, 11/15/26	43	42,243
3.70%, 11/15/49	119	86,624
4.30%, 02/15/48	150	120,749
4.35%, 05/01/49	200	159,840
4.50%, 03/15/43(a)	114	96,305
4.55%, 03/15/52	174	140,157
5.00%, 03/15/44	272	244,572
5.45%, 10/01/43	175	164,748
7.50%, 08/15/38	254	294,044
Sprint Capital Corp., 8.75%, 03/15/32	270	327,496
Telefonica Emisiones SA
4.10%, 03/08/27	332	330,986
4.67%, 03/06/38	55	49,899
4.90%, 03/06/48	203	170,877
5.21%, 03/08/47	459	403,916
5.52%, 03/01/49	150	136,124
7.05%, 06/20/36	564	628,063
Telefonica Europe BV, 8.25%, 09/15/30	406	469,399
TELUS Corp.
2.80%, 02/16/27	1,012	991,114
3.70%, 09/15/27	821	812,884
4.60%, 11/16/48	10	8,376
T-Mobile USA Inc.
2.63%, 02/15/29	60	56,865
2.88%, 02/15/31	520	477,725
3.00%, 02/15/41	200	146,092
3.30%, 02/15/51	691	453,355
3.38%, 04/15/29	400	387,571
3.40%, 10/15/52	565	373,882
3.50%, 04/15/31	620	586,893
3.60%, 11/15/60	599	391,538
3.88%, 04/15/30	537	525,878
4.38%, 04/15/40	270	239,533
4.50%, 04/15/50	773	630,580
5.20%, 01/15/33	104	105,939
5.65%, 01/15/53	225	215,075
5.80%, 09/15/62	221	213,851
Verizon Communications Inc.
2.36%, 03/15/32	365	316,821
2.55%, 03/21/31	265	240,322
2.88%, 11/20/50	468	288,806
2.99%, 10/30/56	792	470,386
3.00%, 03/22/27	10	9,829
3.00%, 11/20/60(a)	382	223,209
3.55%, 03/22/51	667	473,067
3.70%, 03/22/61	736	502,891
3.85%, 11/01/42	163	129,532
Security	Par (000)	Value
Telecommunications (continued)
3.88%, 02/08/29	$27	$26,804
4.00%, 03/22/50	52	39,844
4.02%, 12/03/29	19	18,844
4.13%, 08/15/46	185	147,864
4.27%, 01/15/36	768	713,562
4.33%, 09/21/28	31	31,205
4.40%, 11/01/34	696	663,766
4.50%, 08/10/33	567	553,726
4.52%, 09/15/48	395	330,776
4.67%, 03/15/55(a)	340	285,469
4.75%, 11/01/41	196	176,755
4.81%, 03/15/39	367	344,279
4.86%, 08/21/46	687	610,774
5.01%, 04/15/49	188	169,675
5.01%, 08/21/54	350	310,412
5.25%, 03/16/37	806	806,939
5.40%, 07/02/37(c)	99	99,375
5.50%, 03/16/47	297	286,354
5.85%, 09/15/35	120	126,804
6.40%, 09/15/33	110	120,874
6.55%, 09/15/43	335	367,290
7.75%, 12/01/30(a)	100	115,360
Vodafone Group PLC
4.25%, 09/17/50	176	137,094
4.38%, 02/19/43	250	213,555
4.88%, 06/19/49(a)	384	333,095
5.00%, 05/30/38	100	97,183
5.25%, 05/30/48(a)	558	514,220
6.15%, 02/27/37	237	255,263
6.25%, 11/30/32	262	283,449
7.88%, 02/15/30	536	612,549
		44,047,581
Toys, Games & Hobbies — 0.3%
Hasbro Inc.
3.50%, 09/15/27	627	617,301
3.55%, 11/19/26	1,946	1,925,881
3.90%, 11/19/29(a)	950	925,263
6.05%, 05/14/34	424	440,721
6.35%, 03/15/40	20	20,763
Mattel Inc., 5.45%, 11/01/41(a)	35	31,453
		3,961,382
Transportation — 2.1%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51	279	181,998
3.55%, 02/15/50	313	226,348
3.90%, 08/01/46	155	122,707
4.05%, 06/15/48	215	172,264
4.13%, 06/15/47	195	159,655
4.15%, 12/15/48	194	157,776
4.38%, 09/01/42	18	15,715
4.40%, 03/15/42	10	8,797
4.70%, 09/01/45(a)	118	106,063
4.90%, 04/01/44	15	13,995
4.95%, 09/15/41	15	14,170
5.05%, 03/01/41	45	43,259
5.40%, 06/01/41	45	44,887
5.75%, 05/01/40	56	58,543
6.15%, 05/01/37	30	32,978
6.20%, 08/15/36	20	22,072
109
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Canadian National Railway Co.
2.45%, 05/01/50	$407	$237,511
3.20%, 08/02/46	436	309,822
3.65%, 02/03/48	444	336,762
4.38%, 09/18/34(a)	150	145,715
4.45%, 01/20/49	280	239,543
6.20%, 06/01/36	203	225,362
6.25%, 08/01/34	223	246,576
6.38%, 11/15/37	177	198,188
6.90%, 07/15/28(a)	60	64,615
Canadian Pacific Railway Co.
2.05%, 03/05/30(a)	87	79,207
3.10%, 12/02/51	563	366,142
4.20%, 11/15/69(a)	149	111,383
4.80%, 09/15/35	93	91,171
4.80%, 08/01/45	195	174,733
5.95%, 05/15/37	46	48,975
6.13%, 09/15/2115	221	223,597
7.13%, 10/15/31	82	93,220
CH Robinson Worldwide Inc., 4.20%, 04/15/28	2,579	2,580,720
CSX Corp.
2.40%, 02/15/30	298	276,995
3.25%, 06/01/27	10	9,864
3.35%, 09/15/49	169	117,229
3.80%, 03/01/28	23	22,881
3.80%, 11/01/46	236	182,762
3.80%, 04/15/50	148	111,028
3.95%, 05/01/50	214	164,800
4.10%, 03/15/44	188	155,226
4.25%, 03/15/29	233	233,936
4.25%, 11/01/66	237	179,856
4.30%, 03/01/48	264	218,261
4.40%, 03/01/43	69	60,015
4.50%, 03/15/49	173	145,867
4.50%, 08/01/54	212	175,098
4.65%, 03/01/68	80	65,125
4.75%, 05/30/42	154	140,447
4.75%, 11/15/48	149	130,946
5.05%, 06/15/35(a)	75	75,703
5.50%, 04/15/41	143	143,424
6.00%, 10/01/36(a)	96	103,460
6.15%, 05/01/37	250	272,443
6.22%, 04/30/40	145	157,025
FedEx Corp.
3.10%, 08/05/29	174	166,824
3.25%, 05/15/41(c)	5	3,608
4.25%, 05/15/30(a)	133	133,507
4.75%, 11/15/45	298	248,447
4.95%, 10/17/48(c)	5	4,236
5.25%, 05/15/50(a)(c)	150	132,234
Norfolk Southern Corp.
2.55%, 11/01/29	163	153,382
2.90%, 08/25/51(a)	220	137,527
3.16%, 05/15/55	190	120,850
3.40%, 11/01/49	169	117,788
3.70%, 03/15/53	80	57,754
3.80%, 08/01/28	335	333,472
3.94%, 11/01/47	304	238,623
3.95%, 10/01/42	183	150,056
4.05%, 08/15/52	380	293,972
4.10%, 05/15/49	131	103,095
Security	Par (000)	Value
Transportation (continued)
4.10%, 05/15/2121	$143	$98,513
4.15%, 02/28/48	233	187,743
4.45%, 06/15/45	108	92,660
4.65%, 01/15/46	123	108,414
4.84%, 10/01/41	233	216,357
5.10%, 08/01/2118	55	46,304
Ryder System Inc.
1.75%, 09/01/26	137	133,479
2.85%, 03/01/27	120	117,601
2.90%, 12/01/26	441	433,311
4.30%, 06/15/27(a)	63	63,081
4.85%, 06/15/30(a)	85	86,623
4.90%, 12/01/29	35	35,703
4.95%, 09/01/29	490	500,903
5.00%, 03/15/30	360	368,514
5.25%, 06/01/28	1,103	1,133,004
5.30%, 03/15/27	575	583,450
5.38%, 03/15/29	135	139,584
5.50%, 06/01/29	212	220,912
5.65%, 03/01/28	450	465,482
6.30%, 12/01/28(a)	470	500,446
6.60%, 12/01/33(a)	518	573,447
Union Pacific Corp.
2.95%, 03/10/52	160	100,367
2.97%, 09/16/62	247	142,806
3.25%, 02/05/50	429	291,691
3.35%, 08/15/46	108	77,521
3.38%, 02/01/35(a)	95	84,866
3.50%, 02/14/53	234	163,397
3.55%, 08/15/39	20	16,732
3.55%, 05/20/61	94	62,419
3.60%, 09/15/37	15	13,040
3.75%, 02/05/70	170	113,797
3.80%, 10/01/51	336	250,533
3.80%, 04/06/71	216	145,948
3.84%, 03/20/60	316	225,389
3.85%, 02/14/72	122	83,358
3.88%, 02/01/55	228	169,317
3.95%, 09/10/28	5	4,995
3.95%, 08/15/59	243	176,932
4.00%, 04/15/47	158	124,757
4.05%, 11/15/45	112	90,490
4.05%, 03/01/46	190	152,612
4.10%, 09/15/67	186	136,046
4.30%, 03/01/49	243	198,523
4.50%, 09/10/48	243	204,999
5.10%, 02/20/35	200	203,563
5.60%, 12/01/54(a)	165	162,307
6.63%, 02/01/29	28	30,202
United Parcel Service Inc.
2.50%, 09/01/29	20	18,837
3.40%, 03/15/29	12	11,777
3.40%, 11/15/46	142	102,759
3.40%, 09/01/49	287	198,428
3.63%, 10/01/42	101	79,498
3.75%, 11/15/47	420	316,948
4.25%, 03/15/49	316	255,536
4.45%, 04/01/30(a)	112	113,889
4.88%, 11/15/40	368	346,993
5.20%, 04/01/40	165	163,462
5.30%, 04/01/50(a)	115	108,116
Schedule of Investments
110

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
6.20%, 01/15/38	$734	$799,530
		24,740,146
Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31	15	12,992
3.10%, 06/01/51	142	88,187
3.50%, 03/15/28	39	38,244
3.50%, 06/01/32	90	82,810
3.85%, 03/30/27	48	47,619
4.55%, 11/07/28(a)	128	128,763
4.70%, 04/01/29	113	114,258
4.90%, 03/15/33	210	209,887
5.20%, 03/15/44(a)	92	85,332
5.40%, 03/15/27	25	25,373
5.45%, 09/15/33	285	292,303
5.50%, 06/15/35	45	45,803
6.05%, 03/15/34	427	454,748
6.05%, 06/05/54(a)	370	370,798
6.90%, 05/01/34	367	409,465
		2,406,582
Water — 0.2%
American Water Capital Corp.
2.80%, 05/01/30	106	99,524
2.95%, 09/01/27(a)	28	27,423
3.45%, 05/01/50(a)	352	247,257
3.75%, 09/01/28	124	123,099
3.75%, 09/01/47	109	82,460
4.00%, 12/01/46	191	152,790
4.15%, 06/01/49(a)	251	198,471
4.20%, 09/01/48	254	203,981
4.30%, 12/01/42	102	87,115
6.59%, 10/15/37	192	215,670
Essential Utilities Inc.
2.70%, 04/15/30	89	82,640
3.35%, 04/15/50	241	159,098
3.57%, 05/01/29	89	86,577
4.28%, 05/01/49	308	240,424
4.80%, 08/15/27	50	50,542
5.25%, 08/15/35	50	49,739
Security	Par (000)	Value
Water (continued)
5.30%, 05/01/52	$232	$210,111
5.38%, 01/15/34	50	50,909
United Utilities PLC, 6.88%, 08/15/28	73	77,960
		2,445,790
Total Long-Term Investments — 98.4% (Cost: $1,246,664,796)		1,176,023,585
	Shares
Short-Term Securities
Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	82,268,026	82,309,160
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.26%(e)(f)	5,270,000	5,270,000
Total Short-Term Securities — 7.3% (Cost: $87,545,483)		87,579,160
Total Investments — 105.7% (Cost: $1,334,210,279)		1,263,602,745
Liabilities in Excess of Other Assets — (5.7)%		(67,592,628)
Net Assets — 100.0%		$1,196,010,117

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$92,177,448	$—	$(9,867,298)(a)	$(2,485)	$1,495	$82,309,160	82,268,026	$83,261 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,080,000	2,190,000 (a)	—	—	—	5,270,000	5,270,000	82,897	—
				$(2,485)	$1,495	$87,579,160		$166,158	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

111
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Aware USD Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,176,023,585	$—	$1,176,023,585
Short-Term Securities
Money Market Funds	87,579,160	—	—	87,579,160
	$87,579,160	$1,176,023,585	$—	$1,263,602,745
See notes to financial statements.
Schedule of Investments
112

Statements of Assets and Liabilities (unaudited)
August 31, 2025

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,001,630,101	$4,050,892,713	$1,176,023,585
Investments, at value—affiliated(c)	64,089,433	177,101,582	87,579,160
Cash	9,144	3,983	2,258
Receivables:
Investments sold	—	28,672,740	—
Securities lending income—affiliated	8,406	2,640	13,512
TBA sales commitments	—	8,032,215	—
Capital shares sold	—	3,552,044	—
Dividends—affiliated	11,654	601,767	12,908
Interest—unaffiliated	10,699,249	32,306,846	14,886,212
Total assets	1,076,447,987	4,301,166,530	1,278,517,635
LIABILITIES
Cash received as collateral for TBA commitments	—	41,013	—
Collateral on securities loaned, at value	57,292,132	8,709,008	82,325,409
TBA sales commitments, at value(d)	—	8,044,626	—
Payables:
Investments purchased	511,950	177,564,503	—
Investment advisory fees	102,021	330,962	182,109
Total liabilities	57,906,103	194,690,112	82,507,518
Commitments and contingent liabilities
NET ASSETS	$1,018,541,884	$4,106,476,418	$1,196,010,117
NET ASSETS CONSIST OF
Paid-in capital	$1,034,766,409	$4,362,244,739	$1,310,012,489
Accumulated loss	(16,224,525)	(255,768,321)	(114,002,372)
NET ASSETS	$1,018,541,884	$4,106,476,418	$1,196,010,117
NET ASSET VALUE
Shares outstanding	40,300,000	86,200,000	51,350,000
Net asset value	$25.27	$47.64	$23.29
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$985,384,446	$4,231,748,604	$1,246,664,796
(b) Securities loaned, at value	$55,426,191	$8,404,626	$78,138,225
(c) Investments, at cost—affiliated	$64,071,251	$177,019,701	$87,545,483
(d) Proceeds from TBA sales commitments	$—	$8,032,215	$—
See notes to financial statements.
113
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended August 31, 2025

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$56,339	$3,508,685	$82,897
Interest—unaffiliated	22,094,794	76,326,405	26,285,532
Securities lending income—affiliated—net	55,055	22,831	83,261
Other income—unaffiliated	66,541	13,966	24,829
Total investment income	22,272,729	79,871,887	26,476,519
EXPENSES
Investment advisory	592,236	1,956,925	1,037,467
Total expenses	592,236	1,956,925	1,037,467
Less:
Investment advisory fees waived	—	(70,725)	—
Total expenses after fees waived	592,236	1,886,200	1,037,467
Net investment income	21,680,493	77,985,687	25,439,052
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,823,876)	(6,959,663)	(2,151,197)
Investments—affiliated	(1,496)	2,920	(2,485)
In-kind redemptions—unaffiliated(a)	342,506	(1,462,098)	(49,385)
	(1,482,866)	(8,418,841)	(2,203,067)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	13,166,413	15,823,847	7,490,508
Investments—affiliated	2,381	680	1,495
	13,168,794	15,824,527	7,492,003
Net realized and unrealized gain	11,685,928	7,405,686	5,288,936
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,366,421	$85,391,373	$30,727,988
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
114

Statements of Changes in Net Assets

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF		iShares ESG Aware U.S. Aggregate Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$21,680,493	$36,688,831	$77,985,687	$140,104,887
Net realized loss	(1,482,866)	(6,960,182)	(8,418,841)	(19,589,239)
Net change in unrealized appreciation (depreciation)	13,168,794	27,854,367	15,824,527	76,107,444
Net increase in net assets resulting from operations	33,366,421	57,583,016	85,391,373	196,623,092
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(21,495,220)(b)	(35,770,824)	(76,263,341)(b)	(139,444,665)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	32,663,334	86,847,422	226,080,527	254,149,508
NET ASSETS
Total increase in net assets	44,534,535	108,659,614	235,208,559	311,327,935
Beginning of period	974,007,349	865,347,735	3,871,267,859	3,559,939,924
End of period	$1,018,541,884	$974,007,349	$4,106,476,418	$3,871,267,859

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
115
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares ESG Aware USD Corporate Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$25,439,052	$47,923,273
Net realized loss	(2,203,067)	(5,930,695)
Net change in unrealized appreciation (depreciation)	7,492,003	25,477,085
Net increase in net assets resulting from operations	30,727,988	67,469,663
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(25,210,148)(b)	(47,642,307)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	59,453,803	90,777,953
NET ASSETS
Total increase in net assets	64,971,643	110,605,309
Beginning of period	1,131,038,474	1,020,433,165
End of period	$1,196,010,117	$1,131,038,474

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
116

Financial Highlights
(For a share outstanding throughout each period)

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of period	$24.97	$24.38	$23.78	$25.11	$26.05	$25.74
Net investment income(a)	0.55	0.99	0.71	0.44	0.27	0.44
Net realized and unrealized gain (loss)(b)	0.30	0.56	0.59	(1.33)	(0.88)	0.35
Net increase (decrease) from investment operations	0.85	1.55	1.30	(0.89)	(0.61)	0.79
Distributions(c)
From net investment income	(0.55)(d)	(0.96)	(0.70)	(0.44)	(0.29)	(0.47)
From net realized gain	—	—	—	—	(0.04)	(0.01)
Total distributions	(0.55)	(0.96)	(0.70)	(0.44)	(0.33)	(0.48)
Net asset value, end of period	$25.27	$24.97	$24.38	$23.78	$25.11	$26.05
Total Return(e)
Based on net asset value	3.43%(f)	6.54%	5.58%	(3.58)%	(2.33)%	3.07%
Ratios to Average Net Assets(g)
Total expenses	0.12%(h)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	4.39%(h)	3.99%	2.96%	1.83%	1.06%	1.68%
Supplemental Data
Net assets, end of period (000)	$1,018,542	$974,007	$865,348	$903,491	$1,032,088	$652,486
Portfolio turnover rate(i)	17%	38%	31%	30%	37%	38%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
117
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Aware U.S. Aggregate Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of period	$47.56	$46.78	$46.88	$53.10	$55.22	$55.42
Net investment income(a)	0.95	1.83	1.66	1.12	0.62	0.74
Net realized and unrealized gain (loss)(b)	0.06	0.78	(0.17)	(6.31)	(2.15)	0.04
Net increase (decrease) from investment operations	1.01	2.61	1.49	(5.19)	(1.53)	0.78
Distributions(c)
From net investment income	(0.93)(d)	(1.83)	(1.59)	(1.03)	(0.59)	(0.87)
From net realized gain	—	—	—	—	—	(0.11)
Total distributions	(0.93)	(1.83)	(1.59)	(1.03)	(0.59)	(0.98)
Net asset value, end of period	$47.64	$47.56	$46.78	$46.88	$53.10	$55.22
Total Return(e)
Based on net asset value	2.14%(f)	5.70%	3.22%	(9.81)%	(2.78)%	1.39%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%(h)	0.10%	0.09%	0.09%	0.09%	0.08%
Net investment income	3.99%(h)	3.89%	3.55%	2.31%	1.13%	1.32%
Supplemental Data
Net assets, end of period (000)	$4,106,476	$3,871,268	$3,559,940	$2,400,450	$1,985,864	$1,121,045
Portfolio turnover rate(i)(j)	49%	112%	156%	158%	234%	384%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
118

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Aware USD Corporate Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of period	$23.20	$22.78	$22.42	$25.84	$27.42	$27.30
Net investment income(a)	0.51	0.99	0.91	0.71	0.54	0.58
Net realized and unrealized gain (loss)(b)	0.09	0.42	0.37	(3.46)	(1.51)	0.14
Net increase (decrease) from investment operations	0.60	1.41	1.28	(2.75)	(0.97)	0.72
Distributions(c)
From net investment income	(0.51)(d)	(0.99)	(0.92)	(0.67)	(0.56)	(0.60)
From net realized gain	—	—	—	—	(0.05)	—
Total distributions	(0.51)	(0.99)	(0.92)	(0.67)	(0.61)	(0.60)
Net asset value, end of period	$23.29	$23.20	$22.78	$22.42	$25.84	$27.42
Total Return(e)
Based on net asset value	2.61%(f)	6.34%	5.82%	(10.71)%	(3.60)%	2.64%
Ratios to Average Net Assets(g)
Total expenses	0.18%(h)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	4.41%(h)	4.32%	4.07%	3.05%	2.00%	2.08%
Supplemental Data
Net assets, end of period (000)	$1,196,010	$1,131,038	$1,020,433	$1,139,903	$898,015	$827,938
Portfolio turnover rate(i)	7%	18%	19%	23%	17%	25%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
119
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
ESG Aware 1-5 Year USD Corporate Bond	Diversified
ESG Aware U.S. Aggregate Bond	Diversified
ESG Aware USD Corporate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Notes to Financial Statements
120

Notes to Financial Statements (unaudited) (continued)
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
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Notes to Financial Statements (unaudited) (continued)
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
122

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Aware 1-5 Year USD Corporate Bond
Barclays Bank PLC	$16,079,403	$(16,079,403)	$—	$—
BMO Capital Markets Corp.	282,872	(282,872)	—	—
BNP Paribas SA	5,239,551	(5,239,551)	—	—
BofA Securities, Inc.	1,302,129	(1,302,129)	—	—
Citigroup Global Markets, Inc.	1,115,530	(1,115,530)	—	—
J.P. Morgan Securities LLC	14,697,823	(14,697,823)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	1,211,321	(1,211,321)	—	—
Morgan Stanley	3,638,017	(3,638,017)	—	—
Pershing LLC	6,219,958	(6,219,958)	—	—
RBC Capital Markets LLC	1,383,242	(1,383,242)	—	—
State Street Bank & Trust Co.	228,837	(228,837)	—	—
TD Securities (USA) LLC	8,288	(8,288)	—	—
UBS Securities LLC	1,850,148	(1,850,148)	—	—
Wells Fargo Securities LLC	2,169,072	(2,169,072)	—	—
	$55,426,191	$(55,426,191)	$—	$—
ESG Aware U.S. Aggregate Bond
Barclays Capital, Inc.	$807,646	$(807,646)	$—	$—
BNP Paribas SA	1,473,399	(1,473,399)	—	—
BofA Securities, Inc.	788,584	(788,584)	—	—
Citigroup Global Markets, Inc.	1,242,921	(1,242,921)	—	—
Goldman Sachs & Co. LLC	145,479	(145,479)	—	—
HSBC Securities (USA), Inc.	100,890	(100,890)	—	—
J.P. Morgan Securities LLC	1,403,628	(1,403,628)	—	—
Jefferies LLC	128,727	(128,727)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	251,518	(251,518)	—	—
Morgan Stanley	140,832	(140,832)	—	—
Pershing LLC	133,499	(133,499)	—	—
RBC Capital Markets LLC	403,403	(403,403)	—	—
Scotia Capital (USA), Inc.	163,890	(163,890)	—	—
Toronto-Dominion Bank	581,441	(581,441)	—	—
UBS Securities LLC	9,841	(9,841)	—	—
Wells Fargo Securities LLC	628,928	(628,928)	—	—
	$8,404,626	$(8,404,626)	$—	$—
ESG Aware USD Corporate Bond
Barclays Bank PLC	$20,877,744	$(20,877,744)	$—	$—
BMO Capital Markets Corp.	104,726	(104,726)	—	—
BNP Paribas SA	11,415,319	(11,415,319)	—	—
BofA Securities, Inc.	4,168,580	(4,168,580)	—	—
Citadel Clearing LLC	52,435	(52,435)	—	—
Citigroup Global Markets, Inc.	3,754,972	(3,754,972)	—	—
J.P. Morgan Securities LLC	18,340,450	(18,340,450)	—	—
Jefferies LLC	32,872	(32,872)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	704,959	(704,959)	—	—
Morgan Stanley	3,990,582	(3,990,582)	—	—
National Bank of Canada	105,095	(105,095)	—	—
Pershing LLC	2,797,691	(2,797,691)	—	—
RBC Capital Markets LLC	4,702,541	(4,702,541)	—	—
Scotia Capital (USA), Inc.	1,677,794	(1,677,794)	—	—
State Street Bank & Trust Co.	357,198	(357,198)	—	—
Toronto-Dominion Bank	465,989	(465,989)	—	—
UBS AG	152,180	(152,180)	—	—
UBS Securities LLC	3,192,907	(3,192,907)	—	—
Wells Fargo Bank N.A.	521,677	(521,677)	—	—
Wells Fargo Securities LLC	722,514	(722,514)	—	—
	$78,138,225	$(78,138,225)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (continued)
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
ESG Aware 1-5 Year USD Corporate Bond	0.12%
ESG Aware U.S. Aggregate Bond	0.10
ESG Aware USD Corporate Bond	0.18
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares ESG Aware U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund's investments by the Fund in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended August 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
ESG Aware U.S. Aggregate Bond	$70,725
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Notes to Financial Statements
124

Notes to Financial Statements (unaudited) (continued)
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
ESG Aware 1-5 Year USD Corporate Bond	$22,055
ESG Aware U.S. Aggregate Bond	7,320
ESG Aware USD Corporate Bond	34,098
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended August 31, 2025, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
ESG Aware 1-5 Year USD Corporate Bond	$—	$—	$169,415,670	$174,500,191
ESG Aware U.S. Aggregate Bond	1,800,578,970	1,743,071,654	146,923,971	158,074,045
ESG Aware USD Corporate Bond	—	—	84,991,560	83,918,148
For the six months ended August 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
ESG Aware 1-5 Year USD Corporate Bond	$60,425,697	$29,317,964
ESG Aware U.S. Aggregate Bond	258,686,432	90,948,475
ESG Aware USD Corporate Bond	74,998,560	17,809,446
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 28, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
ESG Aware 1-5 Year USD Corporate Bond	$(34,506,358)
ESG Aware U.S. Aggregate Bond	(79,451,553)
ESG Aware USD Corporate Bond	(44,584,740)
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Notes to Financial Statements (unaudited) (continued)

(a)	Amounts available to offset future realized capital gains.
As of August 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Aware 1-5 Year USD Corporate Bond	$1,049,690,625	$17,492,535	$(1,463,626)	$16,028,909
ESG Aware U.S. Aggregate Bond	4,409,554,974	32,503,895	(214,076,985)	(181,573,090)
ESG Aware USD Corporate Bond	1,335,217,868	11,953,356	(83,568,479)	(71,615,123)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Notes to Financial Statements
126

Notes to Financial Statements (unaudited) (continued)
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 08/31/25		Year Ended 02/28/25
iShares ETF	Shares	Amount	Shares	Amount
ESG Aware 1-5 Year USD Corporate Bond
Shares sold	2,500,000	$62,506,998	7,550,000	$187,444,316
Shares redeemed	(1,200,000)	(29,843,664)	(4,050,000)	(100,596,894)
	1,300,000	$32,663,334	3,500,000	$86,847,422
ESG Aware U.S. Aggregate Bond
Shares sold	7,400,000	$348,407,578	14,600,000	$691,074,247
Shares redeemed	(2,600,000)	(122,327,051)	(9,300,000)	(436,924,739)
	4,800,000	$226,080,527	5,300,000	$254,149,508
ESG Aware USD Corporate Bond
Shares sold	3,400,000	$77,717,287	6,750,000	$154,808,400
Shares redeemed	(800,000)	(18,263,484)	(2,800,000)	(64,030,447)
	2,600,000	$59,453,803	3,950,000	$90,777,953
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
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Notes to Financial Statements (unaudited) (continued)
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
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128

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
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Board Review and Approval of Investment Advisory Contract
iShares ESG Aware 1-5 Year USD Corporate Bond ETF, iShares ESG Aware USD Corporate Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
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Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
 The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
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Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
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Board Review and Approval of Investment Advisory Contract (continued)
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
 The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
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2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
134

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
BAB	Build America Bond
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
REIT	Real Estate Investment Trust
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
135
2025 iShares Semi-Annual Financial Statements and Additional Information

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August 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares ESG Advanced Total USD Bond Market ETF | EUSB | NYSE Arca

2

Schedule of Investments (unaudited)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust
5.24%, 04/15/31	$500	$521,736
4.30%, 07/15/30	250	252,976
Chase Issuance Trust, 4.60%, 01/15/29	860	866,821
GM Financial Consumer Automobile Receivables Trust, 5.16%, 08/16/29	500	508,573
Honda Auto Receivables Owner Trust, 4.04%, 02/21/30	500	500,696
Santander Drive Auto Receivables Trust, 5.23%, 12/15/28	90	90,517
Total Asset-Backed Securities — 0.4% (Cost: $2,716,228)		2,741,319
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
Bank, 2.56%, 05/15/64	200	180,096
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52	100	97,347
BBCMS Mortgage Trust, Series 2021-C11, Class A5, 2.32%, 09/15/54	200	175,555
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	459	416,908
Benchmark Mortgage Trust
4.59%, 05/15/55(a)	1,000	980,254
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	581	578,826
Series 2020-B16, Class A5, 2.73%, 02/15/53	100	92,876
Series 2020-B21, Class A4, 1.70%, 12/17/53	100	88,547
BMO Mortgage Trust, 5.88%, 09/15/57(a)	100	100,748
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50	53	51,948
CSAIL Commercial Mortgage Trust, 4.05%, 03/15/52	200	197,490
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	500	483,059
4.50%, 07/25/33(a)	200	201,303
4.51%, 07/25/29	300	304,958
5.36%, 01/25/29(a)	950	987,044
GS Mortgage Securities Trust
2.12%, 05/12/53	250	230,364
Series 2017-GS7, Class AAB, 3.20%, 08/10/50	257	254,153
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49	100	98,802
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51	66	65,680
Wells Fargo Commercial Mortgage Trust
5.59%, 07/15/58	700	733,560
Series 2017-RC1, Class A4, 3.63%, 01/15/60	150	148,845
Series 2021-C59, Class A5, 2.63%, 04/15/54	600	540,551
		7,008,914
Total Collateralized Mortgage Obligations — 1.0% (Cost: $7,311,396)		7,008,914
Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel Outdoor Holdings Inc.
7.13%, 02/15/31(b)	100	101,546
7.50%, 06/01/29(b)(c)	75	69,698
7.50%, 03/15/33(b)	50	50,870
Security	Par (000)	Value
Advertising (continued)
7.75%, 04/15/28(b)(c)	$67	$65,064
7.88%, 04/01/30(b)	110	114,561
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	55	49,191
3.38%, 03/01/41	40	29,498
4.75%, 03/30/30	53	53,400
5.38%, 06/15/33	25	25,360
5.40%, 10/01/48	35	31,868
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)	42	40,350
4.63%, 03/15/30(b)	40	38,202
5.00%, 08/15/27(b)	45	44,609
7.38%, 02/15/31(b)	30	31,705
Stagwell Global LLC, 5.63%, 08/15/29(b)	75	72,336
		818,258
Aerospace & Defense — 0.0%
ATI Inc.
4.88%, 10/01/29	25	24,494
5.13%, 10/01/31	25	24,432
5.88%, 12/01/27	25	25,093
7.25%, 08/15/30	30	31,593
Hexcel Corp., 4.20%, 02/15/27	45	44,680
		150,292
Agriculture — 0.0%
Darling Ingredients Inc.
5.25%, 04/15/27(b)	40	39,913
6.00%, 06/15/30(b)	65	65,722
		105,635
Airlines — 0.1%
Allegiant Travel Co., 7.25%, 08/15/27(b)	35	35,625
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	100	100,160
British Airways Pass Through Trust, Class A, 4.25%, 05/15/34(b)(c)	13	12,688
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	170	168,884
JetBlue Pass-Through Trust, Series 1A, 4.00%, 05/15/34(c)	39	36,382
Latam Airlines Group SA, 7.88%, 04/15/30(d)	110	113,659
United Airlines Inc., 4.63%, 04/15/29(b)	400	394,026
United Airlines Pass-Through Trust, 5.80%, 07/15/37	140	143,358
		1,004,782
Apparel — 0.0%
Crocs Inc.
4.13%, 08/15/31(b)	30	26,930
4.25%, 03/15/29(b)	25	23,810
Hanesbrands Inc., 9.00%, 02/15/31(b)(c)	45	47,875
Kontoor Brands Inc., 4.13%, 11/15/29(b)	30	28,258
Under Armour Inc.
3.25%, 06/15/26	40	39,417
7.25%, 07/15/30(b)	25	24,970
VF Corp.
2.80%, 04/23/27	30	28,969
2.95%, 04/23/30	50	43,563
6.00%, 10/15/33(c)	30	28,665
6.45%, 11/01/37	20	18,540
Wolverine World Wide Inc., 4.00%, 08/15/29(b)	40	36,639
		347,636
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers — 0.6%
American Honda Finance Corp.
2.00%, 03/24/28	$200	$189,625
2.25%, 01/12/29	300	281,428
4.40%, 10/05/26	100	100,224
4.40%, 09/05/29	115	115,585
4.45%, 10/22/27	100	100,689
4.80%, 03/05/30	5	5,097
4.85%, 10/23/31	125	126,633
4.90%, 01/10/34(c)	100	99,809
5.20%, 03/05/35(c)	100	100,473
Cummins Inc.
1.50%, 09/01/30	100	88,298
2.60%, 09/01/50	60	35,393
4.70%, 02/15/31	125	126,918
4.88%, 10/01/43	55	51,736
5.15%, 02/20/34	55	56,346
5.30%, 05/09/35	15	15,321
5.45%, 02/20/54	75	72,556
General Motors Financial Co. Inc.
2.35%, 02/26/27	120	116,585
2.40%, 04/10/28	200	190,486
3.10%, 01/12/32	160	142,279
3.60%, 06/21/30	400	379,827
5.00%, 07/15/27	500	505,520
5.80%, 01/07/29	500	518,984
6.10%, 01/07/34	300	311,102
6.15%, 07/15/35	200	205,519
PACCAR Financial Corp.
4.00%, 09/26/29	5	5,003
4.55%, 03/03/28	200	203,212
4.60%, 01/31/29	5	5,101
5.00%, 05/13/27	60	61,041
5.20%, 11/09/26	75	76,092
Series R, 4.50%, 11/25/26	40	40,292
Wabash National Corp., 4.50%, 10/15/28(b)	25	22,971
		4,350,145
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 7.50%, 02/15/33(b)	100	104,142
BorgWarner Inc., 5.40%, 08/15/34(c)	200	203,520
Dana Inc.
4.25%, 09/01/30	30	29,688
4.50%, 02/15/32(c)	21	20,589
5.38%, 11/15/27	25	24,998
5.63%, 06/15/28	35	34,973
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	52	54,424
Lear Corp.
3.50%, 05/30/30	20	19,084
3.55%, 01/15/52	30	19,569
3.80%, 09/15/27	25	24,758
4.25%, 05/15/29	70	69,494
5.25%, 05/15/49(c)	60	52,656
LG Energy Solution Ltd., 5.38%, 07/02/29(d)	200	204,585
Phinia Inc.
6.63%, 10/15/32(b)	30	30,832
6.75%, 04/15/29(b)	45	46,512
		939,824
Banks — 5.0%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(b)	70	66,060
Security	Par (000)	Value
Banks (continued)
3.32%, 03/13/37, (5-year CMT + 1.900%)(a)(b)	$60	$53,745
5.52%, 12/03/35, (1-year CMT + 1.250%)(a)(b)	205	209,731
Abu Dhabi Commercial Bank PJSC, 5.50%, 01/12/29(d)	200	207,353
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.650%)(a)(b)	10	10,263
5.87%, 03/28/35, (1-day SOFR Index + 1.910%)(a)(b)	200	207,928
6.61%, 09/13/29, (1-day SOFR + 2.330%)(a)(b)	35	37,213
Al Rajhi Sukuk Ltd., 6.25%, (6-year CMT + 1.594%)(a)(d)(e)	200	202,468
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.030%)(a)	5	5,195
Banco do Brasil SA, 6.25%, 04/18/30(d)	200	205,826
Bank of China Ltd., 3.50%, 04/20/27(d)	400	396,746
Bank of Ireland Group PLC
2.03%, 09/30/27, (1-year CMT + 1.100%)(a)(b)	50	48,737
5.60%, 03/20/30, (1-day SOFR +1.620%)(a)(b)	25	25,991
Bank of Montreal
1.25%, 09/15/26	240	233,029
2.65%, 03/08/27	125	122,554
3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	85	74,947
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	145	142,071
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)	25	25,330
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(a)	60	61,194
5.20%, 02/01/28	125	128,230
5.27%, 12/11/26	105	106,432
5.37%, 06/04/27	100	102,208
5.51%, 06/04/31	35	36,806
5.72%, 09/25/28	110	115,013
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(a)	140	140,396
Series H, 4.70%, 09/14/27	130	131,525
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	40	38,711
1.65%, 07/14/28	20	18,849
1.65%, 01/28/31	90	79,156
1.80%, 07/28/31	90	79,078
2.05%, 01/26/27	45	43,859
3.00%, 10/30/28	110	106,450
3.25%, 05/16/27	115	113,759
3.30%, 08/23/29	105	101,679
3.40%, 01/29/28	163	161,104
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(a)	157	155,674
3.85%, 04/28/28	132	132,205
3.85%, 04/26/29	30	29,911
4.29%, 06/13/33, (1-day SOFR + 1.418%)(a)	115	112,345
4.44%, 06/09/28, (1-day SOFR + 0.680%)(a)	150	150,887
4.89%, 07/21/28, (1-day SOFR + 0.840%)(a)	50	50,764
4.94%, 02/11/31, (1-day SOFR + 0.887%)(a)	215	220,837
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	115	116,191
4.98%, 03/14/30, (1-day SOFR + 1.085%)(a)	10	10,276
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	15	15,445
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	110	112,049
5.23%, 11/20/35, (1-day SOFR + 1.253%)(a)	40	40,816
5.32%, 06/06/36, (1-day SOFR + 1.350%)(a)	150	153,537
5.61%, 07/21/39, (1-day SOFR + 1.770%)(a)	5	5,169
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(a)	60	62,160
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(a)	75	80,165
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	80	88,433
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Series J, 1.90%, 01/25/29	$45	$42,051
Bank of Nova Scotia (The)
1.30%, 09/15/26	120	116,590
1.95%, 02/02/27	80	77,835
2.15%, 08/01/31	160	141,395
2.45%, 02/02/32	50	43,904
2.95%, 03/11/27	90	88,568
4.40%, 09/08/28, (1-day SOFR + 1.000%)(a)	110	110,506
4.59%, 05/04/37, (5-year CMT + 2.050%)(a)	115	110,316
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)	30	30,302
4.85%, 02/01/30	40	40,891
5.13%, 02/14/31, (1-day SOFR + 1.070%)(a)	75	77,120
5.25%, 06/12/28	60	61,989
5.45%, 08/01/29	120	125,199
5.65%, 02/01/34	75	79,020
Bank of the Philippine Islands, 5.00%, 04/07/30(d)	200	205,770
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)	5	4,561
BSF Sukuk Co. Ltd., 5.38%, 01/21/30(d)	200	205,358
CaixaBank SA
6.04%, 06/15/35, (1-day SOFR +2.260%)(a)(b)	10	10,522
6.21%, 01/18/29, (1-day SOFR + 2.700%)(a)(b)	210	218,722
6.68%, 09/13/27, (1-day SOFR + 2.080%)(a)(b)	35	35,783
6.84%, 09/13/34, (1-day SOFR + 2.770%)(a)(b)	200	221,205
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	100	99,130
3.60%, 04/07/32	90	84,625
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)	100	100,236
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)	10	10,104
4.86%, 03/30/29, (1-day SOFR + 1.030%)(a)	150	152,204
5.24%, 06/28/27	190	193,685
5.25%, 01/13/31, (1-day SOFR + 1.105%)(a)	105	108,356
5.26%, 04/08/29	115	118,984
6.09%, 10/03/33	95	102,472
Capital One NA, 4.65%, 09/13/28	250	252,879
CBQ Finance Ltd., 5.38%, 03/28/29(d)	200	205,777
China Construction Bank Corp./Hong Kong, 5.00%, 11/30/26(d)	200	202,146
Citizens Financial Group Inc.
2.64%, 09/30/32	150	126,946
5.25%, 03/05/31, (1-day SOFR + 1.259%)(a)	50	51,139
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)	40	40,198
5.72%, 07/23/32, (1-day SOFR + 1.910%)(a)	10	10,441
5.84%, 01/23/30, (1-day SOFR + 2.010%)(a)	250	260,064
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(a)	35	34,506
Comerica Inc.
4.00%, 02/01/29	140	138,153
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)	10	10,370
DBS Group Holdings Ltd., 1.19%, 03/15/27(b)	30	28,762
DIB Sukuk Ltd., 5.24%, 03/04/29(d)	200	203,870
DNB Bank ASA, 1.61%, 03/30/28, (1-year CMT + 0.680%)(a)(b)	95	91,199
Dresdner Funding Trust I, 8.15%, 06/30/31(b)	70	77,351
Emirates NBD Bank PJSC, 4.25%, (6-year CMT + 3.155%)(a)(d)(e)	200	194,314
Fifth Third Bancorp
2.55%, 05/05/27	100	97,489
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)	295	300,089
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)	300	314,049
6.34%, 07/27/29, (1-day SOFR + 2.340%)(a)	25	26,386
Security	Par (000)	Value
Banks (continued)
8.25%, 03/01/38	$60	$73,494
First Abu Dhabi Bank PJSC
4.50%, (5-year CMT + 4.138%)(a)(d)(e)	200	198,457
5.00%, 02/28/29(d)	200	204,753
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.766%)(a)	80	82,336
HDFC Bank Ltd., 5.20%, 02/15/27(d)	200	202,120
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	75	63,838
2.55%, 02/04/30	155	143,412
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)	100	100,293
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)	110	113,395
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)	75	77,500
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(a)(d)(e)	200	196,883
Industrial & Commercial Bank of China Ltd./Singapore, 4.96%, 10/25/26, (1-day SOFR Index + 0.600%)(a)(d)	200	200,250
ING Groep NV
3.95%, 03/29/27	265	263,915
4.05%, 04/09/29	10	9,930
4.55%, 10/02/28	205	207,040
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(a)	25	25,597
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)	200	206,335
5.53%, 03/25/36, (1-day SOFR + 1.610%)(a)	10	10,237
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)	55	56,587
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)	205	219,148
Kasikornbank PCL, 5.46%, 03/07/28(d)	200	204,929
KBC Group NV
4.93%, 10/16/30, (1-year CMT + 1.070%)(a)(b)	5	5,091
6.32%, 09/21/34, (1-year CMT + 2.050%)(a)(b)	25	27,083
KEB Hana Bank, 5.75%, 10/24/28(d)	200	209,646
KeyBank NA, 5.00%, 01/26/33	25	24,943
KeyBank NA/Cleveland OH, 4.39%, 12/14/27	250	250,781
KeyCorp
2.25%, 04/06/27	161	155,963
2.55%, 10/01/29	134	125,309
4.10%, 04/30/28	115	114,728
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)	200	197,817
5.12%, 04/04/31, (1-day SOFR Index + 1.227%)(a)(c)	60	61,363
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)	90	96,651
KFH Sukuk Co., 5.38%, 01/14/30(d)	200	205,856
Kookmin Bank, 4.50%, 02/01/29(d)	200	200,130
Korea Development Bank (The), 2.00%, 10/25/31	200	178,217
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 10/12/28(d)	210	195,652
4.38%, 02/15/28(d)	10	10,151
4.63%, 02/13/30(d)	5	5,161
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	30	26,086
1.00%, 02/25/28(d)	55	51,588
1.75%, 01/14/27(d)	185	179,894
3.00%, 05/21/29(d)	50	48,810
3.88%, 09/28/27	25	25,092
3.88%, 06/14/28	55	55,341
4.13%, 05/28/30	30	30,536
4.13%, 02/06/31(d)	160	162,192
4.63%, 04/17/29	60	61,912
5.00%, 10/24/33	75	79,586
Series 37, 2.50%, 11/15/27	135	131,631
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(a)	$25	$25,095
4.83%, 01/16/29, (1-day SOFR + 0.930%)(a)	115	116,300
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)	85	84,300
5.18%, 07/08/31, (1-day SOFR + 1.400%)(a)	100	102,205
5.39%, 01/16/36, (1-day SOFR + 1.610%)(a)	125	125,240
5.40%, 07/30/35, (5-year CMT + 1.430%)(a)	80	80,527
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.700%)(a)(b)	150	135,264
3.62%, 06/03/30(b)	120	114,283
4.33%, 06/12/28(b)	105	105,857
6.80%, 01/18/33(b)	25	27,257
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	255	258,027
National Bank of Canada
4.50%, 10/10/29	250	251,531
5.60%, 12/18/28	70	72,947
NBK SPC Ltd., 1.63%, 09/15/27, (1-day SOFR + 1.050%)(a)(d)	200	193,730
Nordea Bank Abp
1.50%, 09/30/26(b)	140	136,072
4.63%, 09/13/33, (5-year USD Swap + 1.690%)(a)(b)	140	139,622
5.00%, 03/19/27(b)	25	25,379
5.38%, 09/22/27(b)	45	46,111
Northern Trust Corp.
1.95%, 05/01/30	125	113,632
3.15%, 05/03/29	95	92,188
3.38%, 05/08/32(a)	72	70,380
3.65%, 08/03/28	90	89,354
4.00%, 05/10/27	108	108,041
6.13%, 11/02/32	80	87,090
NRW Bank
4.00%, 04/08/30(d)	10	10,067
4.63%, 03/08/27(d)	34	34,360
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	75	74,873
3.75%, 09/05/29	15	15,013
4.13%, 01/18/29	130	131,743
4.25%, 03/01/28	55	55,752
4.50%, 01/24/30	10	10,299
4.75%, 05/21/27	155	157,496
5.00%, 10/23/26	55	55,675
Oversea-Chinese Banking Corp. Ltd., 4.60%, 06/15/32, (5-year CMT + 1.575%)(a)(d)	200	200,705
PNC Bank NA, 4.05%, 07/26/28	15	14,950
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	140	124,510
2.55%, 01/22/30	250	233,509
3.15%, 05/19/27	90	88,626
3.45%, 04/23/29	266	260,340
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(a)	65	63,965
4.81%, 10/21/32, (1-day SOFR + 1.259%)(a)	160	161,730
4.90%, 05/13/31, (1-day SOFR + 1.333%)(a)	115	117,285
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	160	161,715
5.22%, 01/29/31, (1-day SOFR + 1.072%)(a)	150	154,987
5.30%, 01/21/28, (1-day SOFR + 1.342%)(a)	100	101,499
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)	140	143,119
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	105	109,279
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	185	191,869
5.58%, 01/29/36, (1-day SOFR + 1.394%)(a)	120	123,744
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	105	109,479
Security	Par (000)	Value
Banks (continued)
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	$45	$47,837
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)	110	117,881
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)	105	107,646
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	150	168,384
QNB Finance Ltd., 5.57%, 04/02/29, (1-day SOFR + 1.200%)(a)	200	202,572
Regions Bank/Birmingham AL, 6.45%, 06/26/37	5	5,402
Regions Financial Corp.
1.80%, 08/12/28	75	70,152
5.50%, 09/06/35, (1-day SOFR +2.060%)(a)	10	10,146
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)(c)	45	46,833
7.38%, 12/10/37	56	63,700
Santander Holdings USA Inc.
5.74%, 03/20/31, (1-day SOFR + 1.878%)(a)	300	311,792
6.50%, 03/09/29, (1-day SOFR + 2.356%)(a)	300	314,120
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.475%)(a)	15	13,663
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(a)	15	15,182
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(a)	205	214,045
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(d)	200	193,829
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(d)	200	204,089
Skandinaviska Enskilda Banken AB
1.20%, 09/09/26(b)	60	58,252
5.13%, 03/05/27(b)	35	35,569
5.38%, 03/05/29(b)	10	10,347
SNB Funding Ltd.
5.56%, 03/17/30, (1-day SOFR + 1.200%)(a)(d)	200	200,585
6.00%, 06/24/35, (5-year CMT + 2.000%)(a)(d)	200	203,724
Societe Generale SA
2.80%, 01/19/28, (1-year CMT + 1.300%)(a)(b)	60	58,571
2.89%, 06/09/32, (1-year CMT + 1.300%)(a)(b)	210	187,233
3.34%, 01/21/33, (1-year CMT + 1.600%)(a)(b)	5	4,499
4.68%, 06/15/27(b)	200	201,767
5.25%, 02/19/27(b)	400	403,997
5.25%, 05/22/29, (1-day SOFR + 1.420%)(a)(b)	205	208,199
5.50%, 04/13/29, (1-year CMT + 1.200%)(a)(b)	200	204,448
5.52%, 01/19/28, (1-year CMT + 1.500%)(a)(b)	205	207,605
5.63%, 01/19/30, (1-year CMT + 1.750%)(a)(b)	50	51,462
6.07%, 01/19/35, (1-year CMT + 2.100%)(a)(b)	200	206,541
6.10%, 04/13/33, (1-year CMT + 1.600%)(a)(b)	215	224,662
6.45%, 01/10/29, (1-year CMT + 2.550%)(a)(b)	15	15,616
7.13%, 01/19/55, (1-year CMT + 2.950%)(a)(b)	200	205,166
7.37%, 01/10/53(b)	5	5,258
State Street Corp.
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	120	116,740
2.20%, 03/03/31	120	106,973
2.40%, 01/24/30	135	126,611
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	30	26,758
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	60	56,269
3.15%, 03/30/31, (1-day SOFR + 2.650%)(a)	100	95,865
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)	85	85,253
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	40	38,773
4.33%, 10/22/27	300	302,485
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)	15	14,846
4.53%, 02/20/29, (1-day SOFR + 1.018%)(a)	195	197,044
4.54%, 02/28/28	10	10,138
4.54%, 04/24/28, (1-day SOFR + 0.950%)(a)	25	25,176
4.68%, 10/22/32, (1-day SOFR + 1.050%)(a)	30	30,350
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	50	50,128
4.83%, 04/24/30	135	138,533
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.15%, 02/28/36, (1-day SOFR + 1.217%)(a)	$95	$96,146
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	105	107,786
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)	5	5,180
6.12%, 11/21/34, (1-day SOFR + 1.958%)(a)	65	69,809
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	125	108,837
1.90%, 09/17/28	230	215,323
2.13%, 07/08/30	95	85,756
2.14%, 09/23/30	112	100,377
2.22%, 09/17/31	25	22,033
2.30%, 01/12/41	30	20,486
2.75%, 01/15/30	25	23,431
2.93%, 09/17/41	205	148,340
3.01%, 10/19/26	175	172,757
3.04%, 07/16/29	215	205,379
3.35%, 10/18/27	138	136,094
3.36%, 07/12/27	140	138,345
3.45%, 01/11/27	55	54,511
3.54%, 01/17/28	65	64,216
3.94%, 07/19/28	140	139,634
4.31%, 10/16/28	55	55,320
5.45%, 01/15/32	200	209,305
5.52%, 01/13/28	205	211,643
5.56%, 07/09/34	205	213,937
5.63%, 01/15/35	10	10,493
5.71%, 01/13/30	200	210,911
5.77%, 01/13/33	215	228,115
5.78%, 07/13/33	5	5,323
5.80%, 07/08/46, (1-day SOFR + 1.780%)(a)	140	139,125
5.81%, 09/14/33	40	42,693
5.84%, 07/09/44	20	20,347
6.18%, 07/13/43	20	21,426
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(b)	65	63,138
4.50%, 09/10/29(b)	205	206,903
4.85%, 09/10/34(b)	205	203,652
4.95%, 09/15/27(b)	10	10,152
5.35%, 03/07/34(b)	15	15,450
5.50%, 03/09/28(b)	25	25,801
5.55%, 09/14/28(b)	230	239,162
Svenska Handelsbanken AB, 5.50%, 06/15/28(b)	25	25,910
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(a)	45	46,763
Truist Bank
2.25%, 03/11/30	30	27,324
3.80%, 10/30/26	35	34,783
Truist Financial Corp.
1.13%, 08/03/27	100	94,643
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	100	93,999
1.95%, 06/05/30	85	76,409
3.88%, 03/19/29	190	186,999
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	130	129,995
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	95	93,679
5.07%, 05/20/31, (1-day SOFR + 1.309%)(a)(c)	20	20,472
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	105	105,751
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)	45	46,295
5.44%, 01/24/30, (1-day SOFR + 1.620%)(a)	170	176,076
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	140	145,797
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	185	194,366
6.12%, 10/28/33, (1-day SOFR + 2.300%)(a)	145	154,831
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)	165	179,094
Security	Par (000)	Value
Banks (continued)
U.S. Bancorp
1.38%, 07/22/30	$65	$56,808
2.22%, 01/27/28, (1-day SOFR + 0.730%)(a)	140	136,130
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	80	68,806
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	80	70,753
3.00%, 07/30/29	120	114,634
3.90%, 04/26/28	10	9,984
4.55%, 07/22/28, (1-day SOFR + 1.660%)(a)	105	105,716
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)	145	146,658
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	160	159,076
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	85	84,441
5.05%, 02/12/31, (1-day SOFR + 1.061%)(a)	140	143,525
5.08%, 05/15/31, (1-day SOFR + 1.296%)(a)	105	107,925
5.10%, 07/23/30, (1-day SOFR + 1.250%)(a)	60	61,695
5.38%, 01/23/30, (1-day SOFR + 1.560%)(a)	115	118,986
5.42%, 02/12/36, (1-day SOFR + 1.411%)(a)	100	102,346
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	220	229,343
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	110	114,582
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	130	137,234
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	130	137,461
Series X, 3.15%, 04/27/27	170	167,706
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(a)	265	265,704
United Overseas Bank Ltd., 3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(b)	65	64,341
Webster Financial Corp., 4.10%, 03/25/29	70	68,807
Woori Bank, 4.75%, 01/24/29(d)	200	203,344
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(d)	200	213,307
Zions Bancorp NA, 6.82%, 11/19/35, (1-day SOFR + 2.830%)(a)	5	5,236
		37,542,497
Beverages — 0.1%
JDE Peet's NV
1.38%, 01/15/27(b)	5	4,793
2.25%, 09/24/31(b)	25	21,788
Keurig Dr Pepper Inc.
2.25%, 03/15/31	30	26,433
2.55%, 09/15/26	70	68,826
3.20%, 05/01/30	100	94,206
3.35%, 03/15/51	65	41,854
3.43%, 06/15/27	50	49,194
3.80%, 05/01/50	55	38,878
3.95%, 04/15/29	80	78,702
4.05%, 04/15/32	60	57,228
4.42%, 12/15/46	35	28,067
4.50%, 11/15/45	60	48,951
4.50%, 04/15/52	75	58,938
4.60%, 05/25/28	20	20,090
4.60%, 05/15/30	50	50,021
5.05%, 03/15/29	60	61,121
5.30%, 03/15/34	50	50,444
Series 10, 5.20%, 03/15/31	20	20,466
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(b)	50	48,293
6.25%, 04/01/29(b)	50	50,246
		918,539
Biotechnology — 0.2%
Biogen Inc.
2.25%, 05/01/30	154	140,104
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
3.15%, 05/01/50	$120	$74,699
3.25%, 02/15/51	65	40,935
5.20%, 09/15/45	80	71,713
5.75%, 05/15/35	10	10,320
6.45%, 05/15/55	100	101,984
CSL Finance PLC
3.85%, 04/27/27(b)	35	34,862
4.05%, 04/27/29(b)	35	34,953
4.25%, 04/27/32(b)	25	24,518
4.63%, 04/27/42(b)	10	8,920
4.75%, 04/27/52(b)	105	89,770
5.11%, 04/03/34(b)	45	46,056
5.42%, 04/03/54(b)	50	46,972
Illumina Inc.
2.55%, 03/23/31	75	66,806
4.65%, 09/09/26	30	30,067
5.75%, 12/13/27	45	46,279
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	100	87,948
2.80%, 09/15/50	76	45,111
Royalty Pharma PLC
1.75%, 09/02/27	60	57,092
2.15%, 09/02/31	20	17,384
2.20%, 09/02/30	45	40,267
3.30%, 09/02/40	30	22,678
3.35%, 09/02/51	115	73,841
3.55%, 09/02/50	70	47,210
5.15%, 09/02/29	45	46,181
5.90%, 09/02/54	40	38,373
		1,345,043
Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30(b)(c)	25	24,495
Builders FirstSource Inc.
4.25%, 02/01/32(b)	90	84,593
5.00%, 03/01/30(b)	35	34,632
6.38%, 06/15/32(b)	50	51,668
6.38%, 03/01/34(b)	67	69,114
6.75%, 05/15/35(b)	75	78,320
CRH America Finance Inc.
3.95%, 04/04/28(b)	105	104,283
4.40%, 05/09/47(b)	20	16,578
4.50%, 04/04/48(b)	21	17,617
5.40%, 05/21/34	15	15,404
5.50%, 01/09/35	200	206,384
CRH America Inc., 5.13%, 05/18/45(b)	50	45,952
CRH SMW Finance DAC, 5.20%, 05/21/29	10	10,319
Fortune Brands Innovations Inc.
3.25%, 09/15/29	72	68,867
5.88%, 06/01/33	60	63,345
Griffon Corp., 5.75%, 03/01/28(c)	65	64,872
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	30	29,616
Jeld-Wen Inc.
4.88%, 12/15/27(b)(c)	40	39,352
7.00%, 09/01/32(b)(c)	25	21,600
JH North America Holdings Inc., 5.88%, 01/31/31(b)	100	101,070
Knife River Corp., 7.75%, 05/01/31(b)	30	31,513
Lennox International Inc., 1.70%, 08/01/27	57	54,360
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	25	24,092
Martin Marietta Materials Inc.
2.40%, 07/15/31	77	68,661
Security	Par (000)	Value
Building Materials (continued)
3.20%, 07/15/51	$75	$49,743
3.45%, 06/01/27	30	29,629
3.50%, 12/15/27	55	54,262
4.25%, 12/15/47	40	32,541
5.15%, 12/01/34	95	95,574
Series CB, 2.50%, 03/15/30	57	52,850
Masco Corp.
2.00%, 10/01/30	100	89,167
2.00%, 02/15/31	40	34,951
3.13%, 02/15/51	20	12,365
3.50%, 11/15/27	45	44,326
4.50%, 05/15/47	35	28,319
Mohawk Industries Inc.
3.63%, 05/15/30	40	38,506
5.85%, 09/18/28	25	26,112
Owens Corning
3.50%, 02/15/30	60	57,970
3.88%, 06/01/30(c)	40	39,034
3.95%, 08/15/29	5	4,938
4.30%, 07/15/47	55	44,588
4.40%, 01/30/48	25	20,421
5.70%, 06/15/34	30	31,384
5.95%, 06/15/54(c)	115	115,160
7.00%, 12/01/36	25	28,459
Trane Technologies Financing Ltd.
3.80%, 03/21/29	73	72,268
4.50%, 03/21/49	34	28,656
4.65%, 11/01/44	30	26,665
5.10%, 06/13/34	60	61,247
5.25%, 03/03/33	40	41,321
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	47	46,826
4.30%, 02/21/48	27	22,422
5.75%, 06/15/43	20	20,573
Vulcan Materials Co.
3.50%, 06/01/30	90	86,869
4.50%, 06/15/47	32	27,053
4.70%, 03/01/48	50	43,296
4.95%, 12/01/29	5	5,123
5.35%, 12/01/34	150	153,364
5.70%, 12/01/54	70	69,245
		2,961,934
Chemicals — 0.5%
Air Liquide Finance SA
2.25%, 09/10/29(b)	25	23,424
2.50%, 09/27/26(b)	55	54,075
3.50%, 09/27/46(b)	50	37,899
Air Products and Chemicals Inc.
1.85%, 05/15/27	58	56,027
2.05%, 05/15/30	69	62,930
2.70%, 05/15/40	75	54,860
2.80%, 05/15/50	75	46,762
4.60%, 02/08/29	40	40,690
4.75%, 02/08/31	5	5,115
4.80%, 03/03/33	45	45,441
4.85%, 02/08/34	100	100,596
Ashland Inc.
3.38%, 09/01/31(b)	30	26,704
6.88%, 05/15/43	20	20,977
Avient Corp.
6.25%, 11/01/31(b)	50	50,948
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
7.13%, 08/01/30(b)	$50	$51,666
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	35	36,824
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	55	52,024
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	30	29,913
Cabot Corp., 4.00%, 07/01/29	15	14,834
CF Industries Inc.
4.95%, 06/01/43	55	49,182
5.15%, 03/15/34	65	64,773
5.38%, 03/15/44	60	56,163
FMC Corp.
3.45%, 10/01/29	60	56,750
4.50%, 10/01/49	55	40,955
5.65%, 05/18/33	55	54,736
6.38%, 05/18/53(c)	35	33,626
8.45%, 11/01/55, (5-year CMT + 4.366%)(a)	50	52,048
HB Fuller Co.
4.00%, 02/15/27	30	29,598
4.25%, 10/15/28	20	19,419
Huntsman International LLC
2.95%, 06/15/31	40	34,200
4.50%, 05/01/29	25	24,028
5.70%, 10/15/34	10	9,259
International Flavors & Fragrances Inc.
1.83%, 10/15/27(b)	73	69,287
2.30%, 11/01/30(b)	47	42,013
3.27%, 11/15/40(b)	22	16,469
3.47%, 12/01/50(b)	45	30,126
4.38%, 06/01/47	55	42,647
4.45%, 09/26/28	25	25,114
5.00%, 09/26/48	60	51,692
Linde Inc./CT
1.10%, 08/10/30	54	46,855
2.00%, 08/10/50	10	5,199
3.55%, 11/07/42	30	23,797
Mosaic Co. (The)
4.05%, 11/15/27	85	84,573
4.88%, 11/15/41	25	22,204
5.38%, 11/15/28	35	36,069
5.45%, 11/15/33	25	25,637
5.63%, 11/15/43	50	48,009
Nutrien Ltd.
2.95%, 05/13/30	94	88,436
3.95%, 05/13/50	60	44,742
4.00%, 12/15/26	35	34,900
4.13%, 03/15/35	30	27,456
4.20%, 04/01/29	85	84,754
4.90%, 06/01/43	30	26,837
5.00%, 04/01/49	56	49,592
5.25%, 01/15/45	40	37,092
5.63%, 12/01/40	30	29,779
5.80%, 03/27/53	45	44,309
5.88%, 12/01/36	40	41,683
PPG Industries Inc.
2.55%, 06/15/30	75	69,208
3.75%, 03/15/28	134	132,788
RPM International Inc.
4.25%, 01/15/48	45	36,996
4.55%, 03/01/29	15	15,090
5.25%, 06/01/45	10	9,282
Security	Par (000)	Value
Chemicals (continued)
Sherwin-Williams Co. (The)
2.20%, 03/15/32	$30	$25,970
2.30%, 05/15/30	95	87,053
2.90%, 03/15/52	35	21,210
2.95%, 08/15/29	95	90,426
3.30%, 05/15/50	55	37,032
3.45%, 06/01/27	169	167,050
3.80%, 08/15/49	50	36,942
4.00%, 12/15/42	5	4,067
4.50%, 08/15/30	100	100,547
4.50%, 06/01/47	100	84,095
4.55%, 03/01/28	20	20,193
4.55%, 08/01/45	21	17,920
4.80%, 09/01/31	5	5,103
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(d)	200	198,242
Tronox Inc., 4.63%, 03/15/29(b)(c)	75	55,317
Yara International ASA
3.15%, 06/04/30(b)	85	79,706
4.75%, 06/01/28(b)	92	92,575
7.38%, 11/14/32(d)	100	112,411
		3,914,940
Commercial Services — 0.9%
ADT Security Corp. (The)
4.13%, 08/01/29(b)	70	67,705
4.88%, 07/15/32(b)	50	48,176
AMN Healthcare Inc.
4.00%, 04/15/29(b)(c)	25	23,337
4.63%, 10/01/27(b)	40	39,358
Ashtead Capital Inc.
2.45%, 08/12/31(b)	70	61,324
4.00%, 05/01/28(b)	75	74,122
4.25%, 11/01/29(b)	5	4,925
4.38%, 08/15/27(b)	45	44,865
5.50%, 08/11/32(b)	10	10,224
5.55%, 05/30/33(b)	30	30,540
5.80%, 04/15/34(b)	30	31,037
5.95%, 10/15/33(b)	200	209,224
Automatic Data Processing Inc.
1.25%, 09/01/30	61	53,289
1.70%, 05/15/28	92	87,040
4.45%, 09/09/34	95	93,392
4.75%, 05/08/32	150	153,265
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.38%, 06/15/32(b)	50	52,186
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(b)(c)	30	29,058
5.38%, 03/01/29(b)(c)	40	38,801
5.75%, 07/15/27(b)	30	29,881
5.75%, 07/15/27(b)	26	25,865
8.00%, 02/15/31(b)(c)	35	36,172
8.25%, 01/15/30(b)(c)	47	48,687
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	75	75,955
Block Financial LLC
2.50%, 07/15/28	55	52,115
3.88%, 08/15/30	45	43,215
Cimpress PLC, 7.38%, 09/15/32(b)	40	40,149
Cintas Corp. No. 2
3.70%, 04/01/27	170	169,160
4.00%, 05/01/32	70	68,044
4.20%, 05/01/28	30	30,145
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	$60	$57,903
4.88%, 07/01/29(b)	60	56,771
Deluxe Corp.
8.00%, 06/01/29(b)	40	39,773
8.13%, 09/15/29(b)	35	36,538
Element Fleet Management Corp., 6.32%, 12/04/28(b)	10	10,587
Equifax Inc.
4.80%, 09/15/29	95	96,510
5.10%, 12/15/27	25	25,470
Global Payments Inc.
2.15%, 01/15/27	80	77,758
2.90%, 05/15/30	85	78,566
2.90%, 11/15/31	70	62,623
3.20%, 08/15/29	115	109,140
4.15%, 08/15/49	30	22,117
4.45%, 06/01/28	150	150,381
5.30%, 08/15/29	10	10,238
5.40%, 08/15/32	60	61,063
5.95%, 08/15/52	85	80,878
GXO Logistics Inc.
2.65%, 07/15/31	65	57,613
6.25%, 05/06/29	60	62,915
6.50%, 05/06/34	30	31,743
Herc Holdings Inc.
5.50%, 07/15/27(b)	96	95,894
6.63%, 06/15/29(b)	50	51,510
7.00%, 06/15/30(b)	125	130,089
7.25%, 06/15/33(b)	100	104,870
Hertz Corp. (The)
4.63%, 12/01/26(b)	35	32,467
5.00%, 12/01/29(b)	75	53,893
12.63%, 07/15/29(b)	94	97,434
Korn Ferry, 4.63%, 12/15/27(b)	30	29,628
Matthews International Corp., 8.63%, 10/01/27(b)	20	20,724
Moody's Corp.
2.00%, 08/19/31	50	43,930
3.10%, 11/29/61	35	21,541
3.25%, 01/15/28	27	26,563
3.25%, 05/20/50	40	26,602
3.75%, 02/25/52	25	18,344
4.25%, 02/01/29	67	67,300
4.25%, 08/08/32	25	24,601
4.88%, 12/17/48	34	30,249
5.25%, 07/15/44	60	57,467
NESCO Holdings II Inc., 5.50%, 04/15/29(b)	70	68,312
PayPal Holdings Inc.
2.30%, 06/01/30	95	87,209
2.65%, 10/01/26	70	68,909
2.85%, 10/01/29	149	142,047
3.25%, 06/01/50	92	62,566
3.90%, 06/01/27	20	19,979
4.40%, 06/01/32	70	69,496
5.05%, 06/01/52	55	50,254
5.10%, 04/01/35	10	10,121
5.15%, 06/01/34	90	91,935
5.25%, 06/01/62	40	36,763
5.50%, 06/01/54	40	38,856
Security	Par (000)	Value
Commercial Services (continued)
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(b)	$70	$67,930
6.25%, 01/15/28(b)	105	105,046
Quanta Services Inc.
2.35%, 01/15/32	95	82,550
2.90%, 10/01/30	66	61,452
3.05%, 10/01/41	40	28,763
4.75%, 08/09/27	10	10,105
RELX Capital Inc.
3.00%, 05/22/30	100	94,843
4.00%, 03/18/29	75	74,699
4.75%, 03/27/30	115	117,437
5.25%, 03/27/35	10	10,226
RR Donnelley & Sons Co., 8.50%, 04/15/29(b)	26	25,932
S&P Global Inc.
1.25%, 08/15/30	69	60,008
2.30%, 08/15/60	40	20,084
2.45%, 03/01/27	95	92,812
2.50%, 12/01/29	50	46,849
2.70%, 03/01/29	140	133,882
2.90%, 03/01/32	90	82,254
2.95%, 01/22/27	32	31,515
3.25%, 12/01/49	50	34,787
3.70%, 03/01/52	85	63,462
3.90%, 03/01/62	30	22,292
4.25%, 05/01/29	100	100,655
4.75%, 08/01/28	60	61,182
5.25%, 09/15/33	10	10,428
Service Corp. International/U.S.
3.38%, 08/15/30	55	50,766
4.00%, 05/15/31	55	51,701
4.63%, 12/15/27	35	34,856
5.13%, 06/01/29	50	49,775
5.75%, 10/15/32	55	55,601
7.50%, 04/01/27(c)	15	15,560
TR Finance LLC
5.50%, 08/15/35	30	30,719
5.65%, 11/23/43	5	4,924
5.85%, 04/15/40	37	38,044
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31(b)	62	55,833
3.38%, 03/22/27(b)	55	54,387
TriNet Group Inc.
3.50%, 03/01/29(b)	35	32,790
7.13%, 08/15/31(b)	35	36,402
Valvoline Inc., 3.63%, 06/15/31(b)	35	31,935
Verisk Analytics Inc.
3.63%, 05/15/50(c)	40	28,621
4.13%, 03/15/29	65	64,967
5.13%, 02/15/36	100	99,348
5.25%, 06/05/34	55	56,149
5.25%, 03/15/35	10	10,080
5.50%, 06/15/45	22	21,208
5.75%, 04/01/33	25	26,387
VM Consolidated Inc., 5.50%, 04/15/29(b)	27	26,797
WEX Inc., 6.50%, 03/15/33(b)	50	51,197
ZipRecruiter Inc., 5.00%, 01/15/30(b)	40	32,364
		6,979,000
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers — 0.4%
Accenture Capital Inc.
3.90%, 10/04/27	$25	$25,001
4.05%, 10/04/29	100	99,909
4.25%, 10/04/31	160	159,370
4.50%, 10/04/34	135	131,779
ASGN Inc., 4.63%, 05/15/28(b)	40	39,138
Booz Allen Hamilton Inc.
3.88%, 09/01/28(b)	90	88,078
4.00%, 07/01/29(b)(c)	75	73,171
5.95%, 04/15/35(c)	5	5,156
CACI International Inc., 6.38%, 06/15/33(b)	75	77,483
CGI Inc.
1.45%, 09/14/26	70	68,063
2.30%, 09/14/31	50	43,934
Crane NXT Co., 4.20%, 03/15/48	25	15,152
Diebold Nixdorf Inc., 7.75%, 03/31/30(b)	65	68,929
DXC Technology Co.
1.80%, 09/15/26	40	38,880
2.38%, 09/15/28	70	65,674
Fortinet Inc., 2.20%, 03/15/31	42	37,420
Gartner Inc.
3.63%, 06/15/29(b)	65	62,090
3.75%, 10/01/30(b)	80	75,292
4.50%, 07/01/28(b)	100	98,929
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	110	110,497
4.45%, 09/25/26	100	100,137
4.55%, 10/15/29	150	150,964
4.85%, 10/15/31	115	115,872
5.00%, 10/15/34	190	186,662
5.25%, 07/01/28	35	36,001
5.60%, 10/15/54	60	55,312
6.20%, 10/15/35	80	85,371
6.35%, 10/15/45	110	113,279
Insight Enterprises Inc., 6.63%, 05/15/32(b)	35	36,108
Kyndryl Holdings Inc.
2.05%, 10/15/26	45	43,794
3.15%, 10/15/31	10	9,048
4.10%, 10/15/41	60	47,365
6.35%, 02/20/34	30	31,743
NCR Voyix Corp.
5.00%, 10/01/28(b)	50	49,288
5.13%, 04/15/29(b)	27	26,688
NetApp Inc.
2.70%, 06/22/30	82	75,578
5.70%, 03/17/35	40	41,196
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(b)	35	33,273
4.13%, 01/15/31(b)	15	13,676
5.75%, 12/01/34(b)	40	38,903
8.25%, 12/15/29(b)	35	37,213
8.50%, 07/15/31(b)	35	37,147
9.63%, 12/01/32(b)	51	57,789
Western Digital Corp.
2.85%, 02/01/29	65	61,173
3.10%, 02/01/32	50	44,585
		2,912,110
Security	Par (000)	Value
Cosmetics & Personal Care — 0.2%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(b)	$10	$9,798
6.63%, 07/15/30(b)	10	10,253
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	35	33,342
5.50%, 06/01/28(b)	50	49,783
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	35	30,848
2.38%, 12/01/29	59	54,767
2.60%, 04/15/30	105	97,591
3.13%, 12/01/49	60	38,525
3.15%, 03/15/27	78	76,912
4.15%, 03/15/47	45	35,500
4.38%, 05/15/28	5	5,034
4.38%, 06/15/45	45	36,975
4.65%, 05/15/33	10	9,931
5.00%, 02/14/34	55	55,450
5.15%, 05/15/53	50	47,389
6.00%, 05/15/37	15	16,068
Kenvue Inc.
4.85%, 05/22/32	15	15,268
4.90%, 03/22/33	80	81,271
5.05%, 03/22/28	225	230,702
5.05%, 03/22/53	170	155,019
5.10%, 03/22/43	15	14,388
5.20%, 03/22/63	55	49,847
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	50	48,956
4.90%, 12/15/44	20	15,923
6.13%, 09/30/32	50	50,330
		1,269,870
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	45	42,595
4.25%, 04/20/27(b)	15	14,954
4.50%, 10/24/28(b)	50	50,195
4.65%, 04/20/32(b)	90	88,826
Gates Corp./DE, 6.88%, 07/01/29(b)	35	36,401
LKQ Corp.
5.75%, 06/15/28	55	56,803
6.25%, 06/15/33	40	42,280
RB Global Holdings Inc.
6.75%, 03/15/28(b)	35	35,820
7.75%, 03/15/31(b)	55	57,794
Resideo Funding Inc.
4.00%, 09/01/29(b)	20	19,165
6.50%, 07/15/32(b)	50	51,128
		495,961
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	455	445,582
3.00%, 10/29/28	200	192,372
3.30%, 01/30/32	280	256,280
3.40%, 10/29/33	150	133,399
3.65%, 07/21/27	155	153,486
3.85%, 10/29/41	150	120,862
3.88%, 01/23/28	160	158,721
4.63%, 10/15/27	150	151,014
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.63%, 09/10/29	$165	$166,396
4.95%, 09/10/34	15	14,789
5.10%, 01/19/29	165	168,877
5.30%, 01/19/34	15	15,199
5.38%, 12/15/31	10	10,330
5.75%, 06/06/28	165	171,097
6.15%, 09/30/30	25	26,799
6.45%, 04/15/27	165	170,334
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)	155	162,220
Affiliated Managers Group Inc.
3.30%, 06/15/30	65	61,776
5.50%, 08/20/34	15	15,231
Air Lease Corp.
2.10%, 09/01/28	55	51,703
2.20%, 01/15/27	10	9,732
2.88%, 01/15/32	30	26,891
3.00%, 02/01/30	80	75,516
3.13%, 12/01/30	70	65,415
3.25%, 10/01/29	5	4,788
4.63%, 10/01/28	50	50,515
5.10%, 03/01/29	5	5,136
5.20%, 07/15/31	5	5,142
5.85%, 12/15/27	60	62,127
Ally Financial Inc.
2.20%, 11/02/28	75	69,969
4.75%, 06/09/27	50	50,225
5.54%, 01/17/31, (1-day SOFR Index + 1.730%)(a)	15	15,346
5.74%, 05/15/29, (1-day SOFR Index + 1.960%)(a)	105	107,724
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)	70	72,008
6.65%, 01/17/40, (5-year CMT + 2.450%)(a)	35	34,783
6.70%, 02/14/33(c)	35	36,385
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)	35	37,154
6.99%, 06/13/29, (1-day SOFR + 3.260%)(a)	90	95,232
7.10%, 11/15/27	45	47,453
8.00%, 11/01/31	230	262,983
American Express Co.
1.65%, 11/04/26	120	116,654
2.55%, 03/04/27	155	151,561
3.30%, 05/03/27	159	157,138
4.05%, 05/03/29	145	145,369
4.05%, 12/03/42	95	80,385
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	115	113,024
4.73%, 04/25/29, (1-day SOFR + 1.260%)(a)	200	203,071
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	85	85,677
5.02%, 04/25/31, (1-day SOFR + 1.440%)(a)	120	123,250
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	110	111,645
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(a)	120	123,599
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	145	146,723
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)	175	180,459
5.28%, 07/26/35, (1-day SOFR + 1.420%)(a)	60	61,140
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(a)	150	154,140
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)	50	52,185
5.63%, 07/28/34, (1-day SOFR + 1.930%)(a)	20	20,683
5.67%, 04/25/36, (1-day SOFR + 1.790%)(a)	110	114,854
5.85%, 11/05/27	10	10,375
5.92%, 04/25/35, (1-day SOFR + 1.630%)(a)	75	79,055
6.49%, 10/30/31, (1-day SOFR + 1.940%)(a)	5	5,469
American Express Credit Corp., 3.30%, 05/03/27	60	59,354
Ameriprise Financial Inc.
2.88%, 09/15/26	75	74,036
4.50%, 05/13/32	70	69,839
Security	Par (000)	Value
Diversified Financial Services (continued)
5.15%, 05/15/33	$55	$56,529
5.70%, 12/15/28	40	41,904
Apollo Global Management Inc.
5.80%, 05/21/54	60	58,929
6.00%, 12/15/54, (5-year CMT + 2.168%)(a)(c)	40	39,786
6.38%, 11/15/33	55	60,348
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	115	108,418
Ares Finance Co. IV LLC, 3.65%, 02/01/52(b)	25	17,267
Ares Management Corp., 5.60%, 10/11/54	60	56,267
BOC Aviation Ltd., 2.63%, 09/17/30(b)	200	185,700
BOC Aviation USA Corp., 5.75%, 11/09/28(d)	200	209,161
Bread Financial Holdings Inc.
8.38%, 06/15/35, (5-year CMT + 4.300%)(a)(b)	25	25,764
9.75%, 03/15/29(b)	65	69,453
Burford Capital Global Finance LLC, 9.25%, 07/01/31(b)	75	79,823
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	60	58,304
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	130	111,917
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	140	134,949
3.80%, 01/31/28	150	148,639
4.10%, 02/09/27	100	99,784
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	165	166,685
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	135	137,360
5.46%, 07/26/30, (1-day SOFR +1.560%)(a)	120	124,205
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	115	118,042
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)	65	67,477
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	60	62,383
5.88%, 07/26/35, (1-day SOFR +1.990%)(a)	170	176,721
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)	40	42,128
6.18%, 01/30/36, (1-day SOFR + 2.036%)(a)	115	118,676
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	210	220,429
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	150	161,040
6.70%, 11/29/32	60	66,007
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)	105	108,184
7.62%, 10/30/31, (1-day SOFR + 3.070%)(a)	85	96,412
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(a)	65	75,995
Cboe Global Markets Inc.
1.63%, 12/15/30	20	17,572
3.00%, 03/16/32	65	59,287
3.65%, 01/12/27	85	84,488
CCBL Cayman 1 Corp. Ltd., 1.60%, 09/15/26(d)	200	194,641
Charles Schwab Corp. (The)
1.65%, 03/11/31	110	95,423
1.95%, 12/01/31	95	82,231
2.00%, 03/20/28	120	114,407
2.30%, 05/13/31	60	53,964
2.45%, 03/03/27	45	43,965
2.75%, 10/01/29	60	57,025
2.90%, 03/03/32	60	54,357
3.20%, 03/02/27	65	64,172
3.20%, 01/25/28	100	98,136
3.25%, 05/22/29	50	48,648
3.30%, 04/01/27	45	44,510
4.00%, 02/01/29	50	49,973
4.63%, 03/22/30	105	107,261
5.64%, 05/19/29, (1-day SOFR + 2.210%)(a)	200	208,024
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)	70	74,583
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	125	135,667
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)	105	111,706
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
CICC Hong Kong Finance 2016 MTN Ltd., 5.01%, 01/18/27(d)	$200	$201,874
CMB International Leasing Management Ltd., 5.12%, 06/04/27, (1-day SOFR + 0.760%)(a)(d)	200	200,259
CME Group Inc.
2.65%, 03/15/32	80	72,110
3.75%, 06/15/28	95	94,660
4.15%, 06/15/48	40	33,309
4.40%, 03/15/30	10	10,105
5.30%, 09/15/43	70	69,953
Credit Acceptance Corp., 6.63%, 03/15/30(b)	50	50,898
Encore Capital Group Inc.
8.50%, 05/15/30(b)	35	36,975
9.25%, 04/01/29(b)	45	47,649
Far East Horizon Ltd., 5.88%, 03/05/28(d)	200	202,461
Franklin Resources Inc.
1.60%, 10/30/30	65	56,992
2.95%, 08/12/51	45	27,618
Intercontinental Exchange Inc.
1.85%, 09/15/32	160	134,090
2.10%, 06/15/30	90	81,681
2.65%, 09/15/40	112	81,869
3.00%, 06/15/50	95	61,729
3.00%, 09/15/60	115	68,890
3.10%, 09/15/27	69	67,706
3.63%, 09/01/28	150	148,011
3.75%, 09/21/28	35	34,685
4.00%, 09/15/27	115	114,894
4.25%, 09/21/48	82	67,620
4.35%, 06/15/29	5	5,040
4.60%, 03/15/33	130	129,933
4.95%, 06/15/52	110	98,759
5.20%, 06/15/62	75	68,799
5.25%, 06/15/31	55	57,547
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	25	24,934
Lazard Group LLC
4.38%, 03/11/29	50	49,962
4.50%, 09/19/28	15	15,077
6.00%, 03/15/31	25	26,476
Legg Mason Inc., 5.63%, 01/15/44	34	33,425
LPL Holdings Inc.
4.00%, 03/15/29(b)	75	73,368
4.38%, 05/15/31(b)	40	38,753
4.63%, 11/15/27(b)	65	65,001
4.90%, 04/03/28	5	5,060
5.20%, 03/15/30	20	20,435
5.65%, 03/15/35	55	55,588
5.70%, 05/20/27	55	56,057
5.75%, 06/15/35	40	40,646
6.00%, 05/20/34	45	46,554
6.75%, 11/17/28	60	64,235
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	30	30,730
LSEGA Financing PLC
2.00%, 04/06/28(b)	245	232,057
2.50%, 04/06/31(b)	50	45,082
3.20%, 04/06/41(b)	35	26,600
Mirae Asset Securities Co. Ltd., 5.88%, 01/26/27(d)	200	203,766
Mitsubishi HC Capital Inc., 3.97%, 04/13/30(b)	20	19,450
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(b)	5	5,193
Security	Par (000)	Value
Diversified Financial Services (continued)
Nasdaq Inc.
1.65%, 01/15/31	$65	$56,841
2.50%, 12/21/40	70	48,644
3.25%, 04/28/50	55	37,046
3.95%, 03/07/52	49	36,610
5.35%, 06/28/28	93	95,944
5.55%, 02/15/34	113	117,786
5.95%, 08/15/53	10	10,159
6.10%, 06/28/63	55	56,390
OneMain Finance Corp.
3.50%, 01/15/27	35	34,268
3.88%, 09/15/28	35	33,550
4.00%, 09/15/30	62	57,332
5.38%, 11/15/29	55	54,479
6.13%, 05/15/30	30	30,488
6.63%, 01/15/28	50	51,289
6.63%, 05/15/29	75	77,209
6.75%, 03/15/32	50	51,214
7.13%, 11/15/31	55	57,145
7.13%, 09/15/32	50	52,052
7.50%, 05/15/31	65	68,153
7.88%, 03/15/30	80	84,664
PennyMac Financial Services Inc.
4.25%, 02/15/29(b)	45	43,382
5.75%, 09/15/31(b)	30	29,420
6.75%, 02/15/34(b)	100	100,680
6.88%, 05/15/32(b)	70	71,720
6.88%, 02/15/33(b)	50	51,111
7.13%, 11/15/30(b)	50	51,855
7.88%, 12/15/29(b)	55	58,468
PRA Group Inc.
5.00%, 10/01/29(b)	25	23,448
8.38%, 02/01/28(b)	35	36,034
8.88%, 01/31/30(b)	35	36,795
Radian Group Inc.
4.88%, 03/15/27	87	87,185
6.20%, 05/15/29	45	47,164
Raymond James Financial Inc.
3.75%, 04/01/51	65	47,601
4.65%, 04/01/30	65	66,192
4.95%, 07/15/46	65	58,847
Rocket Companies Inc.
6.13%, 08/01/30(b)	150	154,359
6.38%, 08/01/33(b)	150	155,659
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29(b)	100	95,376
3.88%, 03/01/31(b)	80	74,799
4.00%, 10/15/33(b)	100	90,247
Shinhan Card Co. Ltd., 2.50%, 01/27/27(d)	200	194,871
Shriram Finance Ltd., 6.63%, 04/22/27(d)	200	203,751
SLM Corp.
3.13%, 11/02/26	35	34,298
6.50%, 01/31/30	50	52,234
State Elite Global Ltd., 1.50%, 09/29/26(d)	200	194,565
Stifel Financial Corp., 4.00%, 05/15/30	30	29,352
Synchrony Financial
2.88%, 10/28/31	105	93,096
3.95%, 12/01/27	145	142,999
5.15%, 03/19/29	109	110,352
5.45%, 03/06/31, (1-day SOFR + 1.680%)(a)	15	15,285
7.25%, 02/02/33	50	52,706
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Visa Inc.
0.75%, 08/15/27	$130	$122,770
1.10%, 02/15/31	125	107,557
1.90%, 04/15/27	77	74,639
2.00%, 08/15/50	90	48,215
2.05%, 04/15/30	112	102,835
2.70%, 04/15/40	70	53,094
2.75%, 09/15/27	75	73,404
3.65%, 09/15/47	55	42,541
4.15%, 12/14/35	70	66,911
4.30%, 12/14/45	225	194,303
Voya Financial Inc.
4.70%, 01/23/48(a)	10	9,702
4.80%, 06/15/46	35	30,359
5.70%, 07/15/43	55	54,000
Western Union Co. (The)
2.75%, 03/15/31	35	30,851
6.20%, 11/17/36(c)	40	40,722
		19,496,984
Electric — 0.4%
AEP Texas Inc.
3.45%, 05/15/51	60	39,702
3.80%, 10/01/47	50	36,571
3.95%, 06/01/28	10	9,921
4.70%, 05/15/32	55	54,631
5.40%, 06/01/33	50	50,995
5.45%, 05/15/29	70	72,671
5.70%, 05/15/34	55	56,579
Series H, 3.45%, 01/15/50	15	10,131
Series I, 2.10%, 07/01/30	5	4,503
American Transmission Systems Inc.
2.65%, 01/15/32(b)	65	57,810
5.00%, 09/01/44(b)	45	41,058
Atlantic City Electric Co.
2.30%, 03/15/31	5	4,494
4.00%, 10/15/28	60	59,844
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	55	42,408
3.95%, 03/01/48	50	39,030
4.50%, 04/01/44	45	39,064
4.95%, 04/01/33	50	50,604
5.20%, 10/01/28	25	25,810
Series AA, 3.00%, 02/01/27	10	9,847
Series AC, 4.25%, 02/01/49	50	40,506
Series AD, 2.90%, 07/01/50	55	34,808
Series AE, 2.35%, 04/01/31	55	49,526
Series AF, 3.35%, 04/01/51	70	47,785
Series AG, 3.00%, 03/01/32	30	27,317
Series ai., 4.45%, 10/01/32	50	49,372
Series AJ, 4.85%, 10/01/52	5	4,428
Series K2, 6.95%, 03/15/33	15	16,974
Series Z, 2.40%, 09/01/26	15	14,741
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28(b)	55	53,849
4.55%, 11/15/30(b)	35	34,705
Commonwealth Edison Co.
3.00%, 03/01/50	45	29,015
3.65%, 06/15/46	130	98,362
3.70%, 03/01/45	5	3,859
3.80%, 10/01/42	5	3,997
4.00%, 03/01/48	105	83,017
Security	Par (000)	Value
Electric (continued)
4.35%, 11/15/45	$10	$8,397
4.60%, 08/15/43	100	88,521
5.30%, 02/01/53	70	65,552
5.65%, 06/01/54	30	29,491
5.90%, 03/15/36	175	186,869
5.95%, 06/01/55	10	10,298
6.45%, 01/15/38	40	44,316
Series 122, 2.95%, 08/15/27	20	19,620
Series 123, 3.75%, 08/15/47	100	75,699
Series 130, 3.13%, 03/15/51	55	35,719
Series 133, 3.85%, 03/15/52	60	44,553
Duke Energy Florida Project Finance LLC, Series 2035, 3.11%, 09/01/38(c)	25	21,097
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	40	38,431
4.55%, 04/01/49(b)	45	37,361
5.00%, 01/15/35	85	84,284
5.45%, 07/15/44(b)	60	57,220
ITC Holdings Corp.
2.95%, 05/14/30(b)	66	62,074
3.35%, 11/15/27	65	63,779
4.95%, 09/22/27(b)	80	81,063
5.30%, 07/01/43	30	27,965
5.40%, 06/01/33(b)	10	10,180
5.65%, 05/09/34(b)	35	36,227
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	40	35,490
5.10%, 01/15/35	25	25,044
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	60	59,771
Ohio Power Co.
4.00%, 06/01/49	40	29,932
4.15%, 04/01/48	55	42,495
5.65%, 06/01/34	5	5,188
Series P, 2.60%, 04/01/30	50	46,483
Series Q, 1.63%, 01/15/31	50	43,182
Series R, 2.90%, 10/01/51	80	48,030
PG&E Recovery Funding LLC, Series A-2, 5.23%, 06/01/42	90	89,716
Potomac Electric Power Co.
4.15%, 03/15/43	117	97,617
5.20%, 03/15/34	15	15,369
5.50%, 03/15/54	5	4,809
6.50%, 11/15/37	5	5,579
PPL Electric Utilities Corp.
3.00%, 10/01/49	55	35,740
3.95%, 06/01/47	45	35,642
4.13%, 06/15/44	35	29,233
4.15%, 06/15/48	45	36,413
5.00%, 05/15/33	60	61,295
5.25%, 05/15/53	55	51,987
6.25%, 05/15/39	30	33,001
Toledo Edison Co. (The), 6.15%, 05/15/37	15	16,250
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(b)	5	5,121
		3,280,037
Electrical Components & Equipment — 0.1%
ABB Finance USA Inc.
3.80%, 04/03/28	60	60,206
4.38%, 05/08/42	15	13,253
Acuity Brands Lighting Inc., 2.15%, 12/15/30	50	44,642
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment (continued)
Energizer Holdings Inc.
4.38%, 03/31/29(b)	$53	$50,757
4.75%, 06/15/28(b)	45	44,222
6.50%, 12/31/27(b)	20	20,191
EnerSys
4.38%, 12/15/27(b)	30	29,538
6.63%, 01/15/32(b)	20	20,628
WESCO Distribution Inc.
6.38%, 03/15/29(b)	65	66,995
6.38%, 03/15/33(b)	70	72,561
6.63%, 03/15/32(b)	67	69,674
7.25%, 06/15/28(b)	90	91,349
		584,016
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	37	35,777
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	40	39,398
5.41%, 07/01/32	45	46,697
5.60%, 05/29/34	55	56,628
Arrow Electronics Inc.
3.88%, 01/12/28	30	29,613
5.88%, 04/10/34	70	72,633
Atkore Inc., 4.25%, 06/01/31(b)	30	27,835
Avnet Inc., 3.00%, 05/15/31	45	40,731
Coherent Corp., 5.00%, 12/15/29(b)	70	68,840
Flex Ltd.
4.88%, 06/15/29	61	61,668
4.88%, 05/12/30	55	55,572
Fortive Corp., 4.30%, 06/15/46	47	38,434
Hubbell Inc.
2.30%, 03/15/31	22	19,706
3.15%, 08/15/27	45	44,081
3.50%, 02/15/28	37	36,403
Jabil Inc.
3.00%, 01/15/31	50	45,869
3.60%, 01/15/30	55	52,842
3.95%, 01/12/28	187	185,385
5.45%, 02/01/29	5	5,138
Keysight Technologies Inc.
3.00%, 10/30/29	67	63,578
4.60%, 04/06/27	70	70,317
5.35%, 07/30/30	100	103,911
Sensata Technologies BV
4.00%, 04/15/29(b)	70	67,174
5.88%, 09/01/30(b)	40	40,349
Sensata Technologies Inc.
3.75%, 02/15/31(b)	50	45,964
4.38%, 02/15/30(b)	30	28,911
6.63%, 07/15/32(b)	40	41,315
TD SYNNEX Corp.
2.65%, 08/09/31	10	8,899
6.10%, 04/12/34	45	47,174
Trimble Inc.
4.90%, 06/15/28	82	83,175
6.10%, 03/15/33	65	69,287
TTM Technologies Inc., 4.00%, 03/01/29(b)	35	33,603
Tyco Electronics Group SA
2.50%, 02/04/32	25	22,254
3.13%, 08/15/27	75	73,677
7.13%, 10/01/37	45	52,763
Security	Par (000)	Value
Electronics (continued)
Vontier Corp.
2.40%, 04/01/28	$40	$37,981
2.95%, 04/01/31	73	66,451
		1,920,033
Engineering & Construction — 0.1%
Arcosa Inc.
4.38%, 04/15/29(b)	30	29,146
6.88%, 08/15/32(b)	40	41,730
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	55	43,128
Dycom Industries Inc., 4.50%, 04/15/29(b)	35	34,149
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(b)	25	24,043
INNOVATE Corp., 10.50%, 02/01/27, (10.50% PIK)(b)(c)(f)	4	3,768
Jacobs Engineering Group Inc., 6.35%, 08/18/28	70	73,764
TopBuild Corp.
3.63%, 03/15/29(b)	25	23,866
4.13%, 02/15/32(b)	35	32,647
Tutor Perini Corp., 11.88%, 04/30/29(b)	30	33,709
Vinci SA, 3.75%, 04/10/29(b)	10	9,826
		349,776
Entertainment — 0.1%
Cinemark USA Inc.
5.25%, 07/15/28(b)	55	54,610
7.00%, 08/01/32(b)	35	36,307
Live Nation Entertainment Inc.
3.75%, 01/15/28(b)	35	34,187
4.75%, 10/15/27(b)	74	73,383
6.50%, 05/15/27(b)	80	80,802
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(b)	55	53,993
Six Flags Entertainment Corp.
5.50%, 04/15/27(b)	40	39,936
7.25%, 05/15/31(b)	60	60,306
Six Flags Entertainment Corp. /Six Flags Theme Parks Inc./ Canada's Wonderland Co., 6.63%, 05/01/32(b)	62	63,017
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29	35	33,870
5.38%, 04/15/27	40	39,894
6.50%, 10/01/28	20	20,108
Vail Resorts Inc.
5.63%, 07/15/30(b)	50	50,675
6.50%, 05/15/32(b)	40	41,434
		682,522
Environmental Control — 0.3%
Republic Services Inc.
1.45%, 02/15/31	75	64,590
1.75%, 02/15/32	102	86,890
2.30%, 03/01/30	89	82,286
2.38%, 03/15/33(c)	40	34,484
3.05%, 03/01/50	35	23,457
3.38%, 11/15/27	78	77,095
3.95%, 05/15/28	38	38,005
4.88%, 04/01/29	65	66,668
5.00%, 11/15/29	5	5,167
5.00%, 04/01/34	90	91,590
5.70%, 05/15/41	25	25,752
6.20%, 03/01/40	20	21,797
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Veralto Corp.
5.35%, 09/18/28	$20	$20,656
5.45%, 09/18/33	45	46,478
5.50%, 09/18/26	80	80,811
Waste Management Inc.
1.15%, 03/15/28	105	98,053
1.50%, 03/15/31	62	53,639
2.00%, 06/01/29	55	51,158
2.50%, 11/15/50	37	21,723
3.15%, 11/15/27	64	62,895
4.10%, 03/01/45	55	45,659
4.15%, 04/15/32	75	73,636
4.15%, 07/15/49	60	48,686
4.50%, 03/15/28	5	5,062
4.65%, 03/15/30	120	122,381
4.80%, 03/15/32	130	132,710
4.88%, 02/15/29	90	92,568
4.88%, 02/15/34	105	106,671
4.95%, 07/03/27	60	61,056
4.95%, 07/03/31	5	5,171
4.95%, 03/15/35	125	125,647
5.35%, 10/15/54	100	95,801
		1,968,242
Food — 1.0%
B&G Foods Inc.
5.25%, 09/15/27(c)	40	38,251
8.00%, 09/15/28(b)	65	63,933
Bimbo Bakeries USA Inc., 6.40%, 01/15/34(d)	200	216,429
BRF SA, 5.75%, 09/21/50(d)	200	165,813
Cencosud SA, 4.38%, 07/17/27(d)	200	199,365
Conagra Brands Inc.
1.38%, 11/01/27	100	93,799
4.85%, 11/01/28	126	127,343
5.30%, 11/01/38	103	97,173
5.40%, 11/01/48	55	48,364
5.75%, 08/01/35	100	100,508
7.00%, 10/01/28	10	10,683
8.25%, 09/15/30	50	57,796
Flowers Foods Inc.
2.40%, 03/15/31	60	52,927
3.50%, 10/01/26	20	19,769
5.75%, 03/15/35	5	5,087
General Mills Inc.
2.25%, 10/14/31	60	52,735
2.88%, 04/15/30	80	75,116
3.00%, 02/01/51	65	40,966
3.20%, 02/10/27	75	73,992
4.15%, 02/15/43	25	20,364
4.20%, 04/17/28	116	116,153
4.70%, 01/30/27	60	60,385
4.70%, 04/17/48	50	43,089
4.88%, 01/30/30	5	5,111
4.95%, 03/29/33	70	70,424
5.25%, 01/30/35	5	5,027
5.40%, 06/15/40	37	36,234
Grupo Bimbo SAB de CV, 4.00%, 09/06/49(d)	200	147,168
Hershey Co. (The)
1.70%, 06/01/30	100	89,522
2.45%, 11/15/29	100	93,757
5.10%, 02/24/35	100	101,973
Security	Par (000)	Value
Food (continued)
Hormel Foods Corp.
1.70%, 06/03/28	$70	$65,829
1.80%, 06/11/30	90	80,694
3.05%, 06/03/51	75	48,166
4.80%, 03/30/27	50	50,518
Ingredion Inc.
2.90%, 06/01/30	70	65,473
3.20%, 10/01/26	57	56,337
3.90%, 06/01/50	25	18,027
J.M. Smucker Co. (The)
2.13%, 03/15/32	40	33,964
2.38%, 03/15/30	65	59,800
3.38%, 12/15/27	55	54,200
4.25%, 03/15/35	60	55,740
4.38%, 03/15/45	55	45,080
5.90%, 11/15/28	45	47,266
6.20%, 11/15/33	85	91,333
6.50%, 11/15/43	10	10,632
6.50%, 11/15/53(c)	80	85,183
Kellanova
3.40%, 11/15/27	40	39,442
4.30%, 05/15/28	70	70,455
5.75%, 05/16/54	10	9,743
Series B, 7.45%, 04/01/31	50	57,286
Lamb Weston Holdings Inc.
4.13%, 01/31/30(b)	55	52,751
4.38%, 01/31/32(b)	47	44,201
4.88%, 05/15/28(b)	50	49,694
Nestle Capital Corp.
4.75%, 03/12/31(b)	35	35,934
4.88%, 03/12/34(b)	10	10,143
Nestle Holdings Inc.
1.00%, 09/15/27(b)	325	306,631
1.15%, 01/14/27(b)	50	48,200
1.25%, 09/15/30(b)	300	261,864
1.50%, 09/14/28(b)	155	144,640
1.88%, 09/14/31(b)	150	131,808
2.50%, 09/14/41(b)	10	6,881
2.63%, 09/14/51(b)	20	12,131
3.63%, 09/24/28(b)	20	19,828
3.90%, 09/24/38(b)	150	134,040
4.00%, 09/24/48(b)	200	160,627
4.13%, 10/01/27(b)	25	25,108
4.25%, 10/01/29(b)	155	156,460
4.30%, 10/01/32(b)	150	148,629
4.70%, 01/15/53(b)	10	8,781
4.95%, 03/14/30(b)	30	30,977
5.00%, 03/14/28(b)	150	153,750
5.00%, 09/12/30(b)	15	15,556
Post Holdings Inc.
4.50%, 09/15/31(b)	75	69,950
4.63%, 04/15/30(b)	90	86,769
5.50%, 12/15/29(b)	110	109,744
6.25%, 02/15/32(b)	65	66,786
6.25%, 10/15/34(b)	45	45,454
6.38%, 03/01/33(b)	100	101,233
Sysco Corp.
3.15%, 12/14/51	60	38,279
3.25%, 07/15/27	150	147,931
4.45%, 03/15/48	5	4,137
4.50%, 04/01/46	150	126,162
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.40%, 03/23/35	$80	$81,721
5.75%, 01/17/29	95	99,519
5.95%, 04/01/30	10	10,629
6.60%, 04/01/40	100	110,191
6.60%, 04/01/50	100	107,691
The Campbell's Co.
2.38%, 04/24/30	80	73,104
3.13%, 04/24/50	25	15,957
4.15%, 03/15/28	75	74,980
4.80%, 03/15/48	70	60,494
5.20%, 03/21/29	50	51,340
5.25%, 10/13/54	50	45,007
5.40%, 03/21/34	75	76,104
TreeHouse Foods Inc., 4.00%, 09/01/28	37	34,330
U.S. Foods Inc.
4.63%, 06/01/30(b)	35	34,124
4.75%, 02/15/29(b)	55	54,195
5.75%, 04/15/33(b)	50	50,345
6.88%, 09/15/28(b)	45	46,401
7.25%, 01/15/32(b)	35	36,722
United Natural Foods Inc., 6.75%, 10/15/28(b)(c)	35	34,991
		7,227,348
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(b)	80	79,480
Sodexo Inc.
2.72%, 04/16/31(b)	40	36,178
5.15%, 08/15/30(b)	200	205,262
		320,920
Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48	69	55,453
4.40%, 08/15/47	49	39,926
4.80%, 06/15/44	53	46,588
5.00%, 09/15/35	35	34,766
5.15%, 05/15/46	40	36,230
6.00%, 11/15/41	50	50,884
Inversiones CMPC SA, 6.13%, 06/23/33(d)	200	207,442
Magnera Corp.
4.75%, 11/15/29(b)	35	30,923
7.25%, 11/15/31(b)(c)	70	66,268
		568,480
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28	10	10,070
Snap-on Inc.
3.10%, 05/01/50	40	26,740
3.25%, 03/01/27	22	21,730
4.10%, 03/01/48	25	20,225
Stanley Black & Decker Inc.
2.30%, 03/15/30	90	81,862
2.75%, 11/15/50	75	42,675
3.00%, 05/15/32	45	40,244
4.25%, 11/15/28	20	20,028
4.85%, 11/15/48	35	29,645
5.20%, 09/01/40	21	20,023
		313,242
Health Care - Products — 0.4%
Agilent Technologies Inc.
2.10%, 06/04/30	75	67,928
2.30%, 03/12/31	90	80,752
2.75%, 09/15/29	50	47,370
Security	Par (000)	Value
Health Care - Products (continued)
3.05%, 09/22/26	$50	$49,337
4.20%, 09/09/27	100	100,089
4.75%, 09/09/34	40	39,427
Alcon Finance Corp.
2.60%, 05/27/30(b)	60	55,603
3.00%, 09/23/29(b)	75	71,497
3.80%, 09/23/49(b)	75	55,941
5.38%, 12/06/32(b)	5	5,180
5.75%, 12/06/52(b)	15	14,920
Avantor Funding Inc.
3.88%, 11/01/29(b)	55	52,264
4.63%, 07/15/28(b)	105	103,338
Danaher Corp.
2.60%, 10/01/50	85	51,147
2.80%, 12/10/51	60	37,203
4.38%, 09/15/45	40	34,357
Dentsply Sirona Inc., 3.25%, 06/01/30	85	78,091
DENTSPLY SIRONA Inc., 8.38%, 09/12/55, (5-year CMT + 4.379%)(a)	50	50,922
DH Europe Finance II SARL
2.60%, 11/15/29	90	84,704
3.25%, 11/15/39	65	52,404
3.40%, 11/15/49	87	61,779
Embecta Corp.
5.00%, 02/15/30(b)(c)	32	30,040
6.75%, 02/15/30(b)(c)	15	14,530
GE HealthCare Technologies Inc.
4.80%, 08/14/29	85	86,736
5.65%, 11/15/27	115	118,536
5.86%, 03/15/30	100	106,174
5.91%, 11/22/32	120	128,232
6.38%, 11/22/52	110	117,619
Hologic Inc.
3.25%, 02/15/29(b)	65	62,101
4.63%, 02/01/28(b)	30	29,702
Neogen Food Safety Corp., 8.63%, 07/20/30(b)(c)	25	26,077
Revvity Inc.
1.90%, 09/15/28	30	27,936
2.25%, 09/15/31	60	51,881
2.55%, 03/15/31	32	28,558
3.30%, 09/15/29	53	50,635
3.63%, 03/15/51	43	29,340
Stryker Corp.
1.95%, 06/15/30	140	126,209
4.10%, 04/01/43	10	8,343
4.25%, 09/11/29	95	95,352
4.63%, 09/11/34	150	147,755
4.63%, 03/15/46	105	93,183
4.70%, 02/10/28	100	101,537
5.20%, 02/10/35	150	153,209
Teleflex Inc.
4.25%, 06/01/28(b)	35	34,338
4.63%, 11/15/27	40	39,593
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	95	84,925
4.45%, 08/15/45	30	25,614
5.20%, 09/15/34	50	50,659
		3,063,067
Health Care - Services — 1.4%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(b)	35	34,230
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.50%, 07/01/28(b)	$35	$34,811
7.38%, 03/15/33(b)(c)	50	52,111
AHP Health Partners Inc., 5.75%, 07/15/29(b)	20	19,835
Charles River Laboratories International Inc.
3.75%, 03/15/29(b)	35	33,199
4.00%, 03/15/31(b)	45	41,687
4.25%, 05/01/28(b)	40	39,100
Concentra Health Services Inc., 6.88%, 07/15/32(b)	50	51,852
DaVita Inc.
3.75%, 02/15/31(b)	101	92,133
4.63%, 06/01/30(b)	200	192,537
6.75%, 07/15/33(b)	100	103,528
6.88%, 09/01/32(b)	70	72,459
Elevance Health Inc.
2.25%, 05/15/30	115	104,882
2.55%, 03/15/31	115	104,190
2.88%, 09/15/29	95	90,005
3.13%, 05/15/50	65	41,518
3.60%, 03/15/51	120	83,103
3.65%, 12/01/27	131	129,861
3.70%, 09/15/49	50	35,592
4.10%, 03/01/28	140	139,888
4.10%, 05/15/32	20	19,260
4.38%, 12/01/47	105	84,835
4.50%, 10/30/26	40	40,157
4.55%, 03/01/48	75	61,820
4.55%, 05/15/52	25	20,174
4.63%, 05/15/42	55	48,052
4.65%, 01/15/43	65	56,635
4.65%, 08/15/44	55	47,432
4.75%, 02/15/33	100	99,533
4.95%, 11/01/31	15	15,259
5.10%, 01/15/44	20	18,320
5.13%, 02/15/53	90	79,382
5.15%, 06/15/29	210	216,298
5.20%, 02/15/35	220	221,575
5.38%, 06/15/34	85	86,851
5.50%, 10/15/32	65	67,725
5.65%, 06/15/54	80	75,786
5.70%, 02/15/55	120	114,244
5.85%, 11/01/64	70	67,085
6.10%, 10/15/52	65	65,460
6.38%, 06/15/37	20	21,583
Encompass Health Corp.
4.50%, 02/01/28	57	56,530
4.63%, 04/01/31	25	24,231
4.75%, 02/01/30	55	54,281
Fortrea Holdings Inc., 7.50%, 07/01/30(b)(c)	40	38,187
HCA Inc.
2.38%, 07/15/31	90	79,349
3.13%, 03/15/27	60	59,042
3.38%, 03/15/29	70	67,765
3.50%, 09/01/30	135	128,725
3.50%, 07/15/51	100	65,640
3.63%, 03/15/32	120	111,512
4.13%, 06/15/29	145	143,601
4.38%, 03/15/42	40	33,452
4.50%, 02/15/27	123	123,117
4.63%, 03/15/52	140	111,301
5.00%, 03/01/28	130	132,276
5.13%, 06/15/39	90	84,832
Security	Par (000)	Value
Health Care - Services (continued)
5.20%, 06/01/28	$50	$51,218
5.25%, 06/15/49	130	114,582
5.38%, 09/01/26	145	145,534
5.45%, 04/01/31	155	160,896
5.45%, 09/15/34	100	101,198
5.50%, 03/01/32	30	31,081
5.50%, 06/01/33	80	82,286
5.50%, 06/15/47	95	87,719
5.60%, 04/01/34	105	107,841
5.63%, 09/01/28	105	108,303
5.75%, 03/01/35	135	138,957
5.88%, 02/01/29	70	72,925
5.90%, 06/01/53	70	66,665
5.95%, 09/15/54	90	86,219
6.00%, 04/01/54	95	91,648
6.10%, 04/01/64	45	43,365
6.20%, 03/01/55	150	148,891
HealthEquity Inc., 4.50%, 10/01/29(b)	40	38,685
Humana Inc.
1.35%, 02/03/27	110	105,644
2.15%, 02/03/32	85	72,107
3.13%, 08/15/29	60	57,108
3.70%, 03/23/29	105	102,844
3.95%, 03/15/27	58	57,816
3.95%, 08/15/49	40	28,766
4.63%, 12/01/42	42	35,645
4.80%, 03/15/47	20	16,634
4.88%, 04/01/30	67	67,872
4.95%, 10/01/44	65	56,579
5.38%, 04/15/31	110	113,308
5.50%, 03/15/53	60	53,808
5.55%, 05/01/35	80	80,764
5.75%, 03/01/28	15	15,519
5.75%, 04/15/54	70	65,004
5.88%, 03/01/33	30	31,322
5.95%, 03/15/34	60	62,804
6.00%, 05/01/55	10	9,593
IQVIA Inc.
5.00%, 10/15/26(b)	60	59,965
5.00%, 05/15/27(b)	60	59,824
6.25%, 02/01/29	90	94,842
6.25%, 06/01/32(b)	165	170,176
6.50%, 05/15/30(b)	40	41,494
LifePoint Health Inc.
5.38%, 01/15/29(b)	100	95,087
8.38%, 02/15/32(b)	100	106,098
10.00%, 06/01/32(b)	100	103,032
Molina Healthcare Inc.
3.88%, 11/15/30(b)	45	41,345
3.88%, 05/15/32(b)	50	44,741
4.38%, 06/15/28(b)	75	73,116
6.25%, 01/15/33(b)	50	50,450
Pediatrix Medical Group Inc., 5.38%, 02/15/30(b)	25	24,732
Quest Diagnostics Inc.
2.80%, 06/30/31	35	32,021
2.95%, 06/30/30	111	104,467
4.20%, 06/30/29	55	55,046
4.60%, 12/15/27	55	55,578
4.63%, 12/15/29	40	40,606
4.70%, 03/30/45	25	22,193
5.00%, 12/15/34	65	65,064
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.40%, 11/30/33	$50	$55,065
Roche Holdings Inc.
1.93%, 12/13/28(b)	600	563,544
2.08%, 12/13/31(b)	400	350,464
2.61%, 12/13/51(b)	400	239,451
3.63%, 09/17/28(b)	200	198,602
4.59%, 09/09/34(b)	200	198,454
Select Medical Corp., 6.25%, 12/01/32(b)(c)	37	37,193
Surgery Center Holdings Inc., 7.25%, 04/15/32(b)(c)	55	57,042
		10,088,670
Holding Companies - Diversified — 0.1%
Clue Opco LLC, 9.50%, 10/15/31(b)(c)	50	53,245
Compass Group Diversified Holdings LLC
5.00%, 01/15/32(b)	25	22,170
5.25%, 04/15/29(b)	70	64,587
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	90	89,188
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 09/15/30(b)	35	32,024
8.00%, 06/15/27(b)	90	93,327
		354,541
Home Builders — 0.2%
Beazer Homes USA Inc.
5.88%, 10/15/27	20	19,957
7.25%, 10/15/29(c)	20	20,229
7.50%, 03/15/31(b)	20	20,291
Century Communities Inc.
3.88%, 08/15/29(b)	35	32,660
6.75%, 06/01/27	35	35,050
DR Horton Inc.
1.30%, 10/15/26	30	29,080
1.40%, 10/15/27	30	28,415
4.85%, 10/15/30	25	25,537
5.00%, 10/15/34	20	19,991
5.50%, 10/15/35	100	102,440
Installed Building Products Inc., 5.75%, 02/01/28(b)	20	19,978
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(b)	40	43,286
KB Home
4.00%, 06/15/31	25	23,325
4.80%, 11/15/29	20	19,712
6.88%, 06/15/27	20	20,469
7.25%, 07/15/30	25	25,762
Lennar Corp.
5.00%, 06/15/27	10	10,077
5.20%, 07/30/30	80	82,603
LGI Homes Inc.
4.00%, 07/15/29(b)	20	18,260
7.00%, 11/15/32(b)	30	29,271
8.75%, 12/15/28(b)	30	31,445
M/I Homes Inc.
3.95%, 02/15/30	20	18,864
4.95%, 02/01/28	30	29,694
MDC Holdings Inc.
2.50%, 01/15/31	45	39,878
3.85%, 01/15/30	40	38,442
3.97%, 08/06/61(c)	20	12,861
6.00%, 01/15/43	50	45,741
Meritage Homes Corp.
3.88%, 04/15/29(b)	35	34,239
5.13%, 06/06/27	25	25,165
Security	Par (000)	Value
Home Builders (continued)
NVR Inc., 3.00%, 05/15/30	$94	$88,755
PulteGroup Inc.
5.00%, 01/15/27	45	45,336
6.00%, 02/15/35	41	43,208
6.38%, 05/15/33	45	48,983
7.88%, 06/15/32(c)	40	47,126
Taylor Morrison Communities Inc.
5.13%, 08/01/30(b)	30	29,917
5.75%, 01/15/28(b)	35	35,487
5.88%, 06/15/27(b)	40	40,333
Thor Industries Inc., 4.00%, 10/15/29(b)	35	33,134
Toll Brothers Finance Corp.
3.80%, 11/01/29	5	4,888
4.35%, 02/15/28	10	10,025
4.88%, 03/15/27	5	5,034
Tri Pointe Homes Inc.
5.25%, 06/01/27	25	25,024
5.70%, 06/15/28	25	25,414
Winnebago Industries Inc., 6.25%, 07/15/28(b)	12	11,944
		1,397,330
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27	15	14,646
3.50%, 11/15/51	40	25,457
4.40%, 03/15/29	57	56,059
Somnigroup International Inc.
3.88%, 10/15/31(b)	55	50,401
4.00%, 04/15/29(b)	54	51,904
Whirlpool Corp.
2.40%, 05/15/31	50	42,183
4.50%, 06/01/46	55	41,685
4.60%, 05/15/50(c)	34	25,347
4.70%, 05/14/32	40	37,254
4.75%, 02/26/29	30	29,618
5.50%, 03/01/33(c)	20	19,299
5.75%, 03/01/34(c)	20	19,410
6.13%, 06/15/30	75	75,955
6.50%, 06/15/33	50	50,293
		539,511
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	75	64,378
2.65%, 04/30/30	23	21,364
4.88%, 12/06/28	45	45,805
5.75%, 03/15/33	25	26,291
Church & Dwight Co. Inc.
2.30%, 12/15/31	15	13,207
3.15%, 08/01/27	85	83,640
3.95%, 08/01/47	70	54,475
5.00%, 06/15/52	15	13,479
5.60%, 11/15/32	15	15,832
Clorox Co. (The)
1.80%, 05/15/30	95	85,002
3.10%, 10/01/27	45	44,137
3.90%, 05/15/28	55	54,756
4.60%, 05/01/32	20	20,038
Kimberly-Clark Corp.
3.10%, 03/26/30	55	52,736
3.20%, 07/30/46	45	32,124
3.95%, 11/01/28	30	30,051
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
4.50%, 02/16/33	$150	$150,920
5.30%, 03/01/41	10	9,967
		818,202
Housewares — 0.1%
Newell Brands Inc.
6.38%, 09/15/27	35	35,434
6.38%, 05/15/30	50	49,360
6.63%, 09/15/29	35	35,215
6.63%, 05/15/32(c)	40	39,167
6.88%, 04/01/36	30	29,344
7.00%, 04/01/46	45	39,142
8.50%, 06/01/28(b)	115	121,550
		349,212
Insurance — 2.1%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	50	60,220
Aegon Funding Co. LLC, 5.50%, 04/16/27(b)	10	10,162
Aflac Inc.
2.88%, 10/15/26	50	49,319
3.60%, 04/01/30	128	125,152
4.00%, 10/15/46	25	19,663
4.75%, 01/15/49	70	60,543
AIA Group Ltd.
3.20%, 09/16/40(b)	205	160,250
3.38%, 04/07/30(b)	40	38,767
3.60%, 04/09/29(b)	200	196,763
4.95%, 04/04/33(b)	10	10,187
5.38%, 04/05/34(b)	200	206,324
5.40%, 09/30/54(b)	30	28,633
5.63%, 10/25/27(b)	50	51,586
American International Group Inc.
4.38%, 06/30/50	85	69,786
4.50%, 07/16/44	25	21,755
4.75%, 04/01/48	90	79,176
4.80%, 07/10/45	80	72,200
4.85%, 05/07/30	100	102,308
5.13%, 03/27/33	50	51,034
5.45%, 05/07/35	125	128,957
Aon Corp.
2.80%, 05/15/30	30	28,134
3.75%, 05/02/29	90	88,646
4.50%, 12/15/28	50	50,480
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	70	61,189
2.60%, 12/02/31	5	4,478
2.85%, 05/28/27	95	93,065
2.90%, 08/23/51	10	6,110
3.90%, 02/28/52	185	135,503
5.00%, 09/12/32	45	45,941
5.35%, 02/28/33	90	93,067
Aon Global Ltd.
4.60%, 06/14/44	65	56,297
4.75%, 05/15/45	45	39,330
Aon North America Inc.
5.13%, 03/01/27	90	91,253
5.15%, 03/01/29	95	97,775
5.45%, 03/01/34	130	134,165
5.75%, 03/01/54	110	107,173
Arch Capital Finance LLC
4.01%, 12/15/26	35	34,917
5.03%, 12/15/46	29	26,213
Security	Par (000)	Value
Insurance (continued)
Arch Capital Group Ltd.
3.64%, 06/30/50	$85	$61,416
7.35%, 05/01/34	20	23,119
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	55	51,145
Arthur J Gallagher & Co.
2.40%, 11/09/31	25	22,122
3.05%, 03/09/52	15	9,348
3.50%, 05/20/51	75	51,625
4.60%, 12/15/27	120	121,110
5.00%, 02/15/32	10	10,180
5.15%, 02/15/35	155	155,451
5.45%, 07/15/34	100	102,814
5.50%, 03/02/33	80	82,711
5.55%, 02/15/55	125	117,586
5.75%, 03/02/53	65	62,698
5.75%, 07/15/54	20	19,287
6.50%, 02/15/34	15	16,454
6.75%, 02/15/54	45	49,071
Assurant Inc.
2.65%, 01/15/32	25	21,779
3.70%, 02/22/30	25	24,212
4.90%, 03/27/28	75	76,041
7.00%, 03/27/48(a)	30	30,691
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66(a)(b)	5	4,636
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31	85	79,488
3.60%, 09/15/51	5	3,415
6.13%, 09/15/28	55	57,882
AXA SA, 6.38%, (1-day SOFR Index + 2.256%)(a)(b)(e)	30	33,280
Axis Specialty Finance LLC
3.90%, 07/15/29	10	9,833
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	10	9,688
Axis Specialty Finance PLC, 4.00%, 12/06/27	55	54,616
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	50	51,920
Brown & Brown Inc.
2.38%, 03/15/31	25	22,213
4.20%, 03/17/32	40	38,206
4.50%, 03/15/29	10	10,031
4.70%, 06/23/28	100	100,999
4.90%, 06/23/30	100	101,292
4.95%, 03/17/52	70	59,545
5.25%, 06/23/32	120	122,707
5.55%, 06/23/35	30	30,578
6.25%, 06/23/55	100	102,376
Chubb Corp. (The)
6.00%, 05/11/37	40	43,259
Series 1, 6.50%, 05/15/38	35	39,512
Chubb INA Holdings LLC
1.38%, 09/15/30	105	91,943
2.85%, 12/15/51	45	28,499
3.05%, 12/15/61	90	54,266
4.15%, 03/13/43	35	29,893
4.35%, 11/03/45	70	60,023
4.65%, 08/15/29	40	40,780
5.00%, 03/15/34	215	218,377
6.70%, 05/15/36	35	39,697
CNO Financial Group Inc.
5.25%, 05/30/29	45	45,877
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.45%, 06/15/34	$60	$63,039
Dai-Ichi Life Insurance Co. Ltd. (The), 6.20%, (5-year CMT + 2.515%)(a)(b)(e)	10	10,386
Empower Finance 2020 LP
1.36%, 09/17/27(b)	45	42,425
1.78%, 03/17/31(b)	110	97,442
3.08%, 09/17/51(b)	80	50,082
Equitable America Global Funding, 4.95%, 06/09/30(b)	100	101,962
Equitable Financial Life Global Funding, 4.88%, 11/19/27(b)	100	101,364
Equitable Holdings Inc.
4.35%, 04/20/28	200	200,535
5.59%, 01/11/33	200	207,957
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	135	83,564
3.50%, 10/15/50	40	27,202
First American Financial Corp., 5.45%, 09/30/34	45	44,779
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	15	14,017
Five Corners Funding Trust IV, 6.00%, 02/15/53(b)	100	100,921
Globe Life Inc.
4.80%, 06/15/32	15	14,951
5.85%, 09/15/34	85	88,517
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28(b)	60	59,562
4.58%, 05/17/48(b)	35	29,493
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	75	59,492
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30	55	49,591
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	45	28,171
3.60%, 08/19/49	41	29,854
4.30%, 04/15/43	35	29,602
4.40%, 03/15/48	55	46,216
5.95%, 10/15/36	15	15,961
6.10%, 10/01/41	40	41,609
Jackson Financial Inc.
3.13%, 11/23/31	95	85,786
4.00%, 11/23/51	65	44,925
Lincoln National Corp.
3.05%, 01/15/30	65	61,781
3.40%, 01/15/31	60	56,354
3.40%, 03/01/32	10	9,144
3.63%, 12/12/26	45	44,632
3.80%, 03/01/28	26	25,685
4.35%, 03/01/48	15	12,051
5.85%, 03/15/34	40	41,504
6.30%, 10/09/37	5	5,301
7.00%, 06/15/40	55	61,820
Markel Group Inc.
3.35%, 09/17/29	10	9,669
3.45%, 05/07/52	115	76,163
4.30%, 11/01/47	60	47,729
5.00%, 05/20/49	105	91,510
6.00%, 05/16/54	5	4,962
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	101	91,403
2.38%, 12/15/31	25	22,153
4.20%, 03/01/48	80	65,171
4.35%, 01/30/47	50	41,829
Security	Par (000)	Value
Insurance (continued)
4.38%, 03/15/29	$155	$156,512
4.55%, 11/08/27	50	50,563
4.65%, 03/15/30	100	101,749
4.75%, 03/15/39	90	85,582
4.85%, 11/15/31	85	86,993
4.90%, 03/15/49	97	86,346
5.00%, 03/15/35	140	140,366
5.15%, 03/15/34	10	10,247
5.35%, 11/15/44	15	14,438
5.40%, 03/15/55	120	113,685
5.45%, 03/15/54	110	104,916
5.70%, 09/15/53	60	59,313
5.75%, 11/01/32	25	26,676
5.88%, 08/01/33	75	80,283
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	100	86,933
1.88%, 01/11/27(b)	150	145,609
2.40%, 01/11/32(b)	40	34,991
2.95%, 04/09/30(b)	160	151,128
3.00%, 09/19/27(b)	175	171,290
3.30%, 03/21/29(b)	60	58,347
3.45%, 12/18/26(b)	135	133,824
4.30%, 08/25/29(b)	20	20,036
4.85%, 01/08/29(b)	180	183,961
5.05%, 01/06/28(b)	25	25,531
5.15%, 03/28/33(b)	165	169,284
MGIC Investment Corp., 5.25%, 08/15/28	65	65,027
NMI Holdings Inc., 6.00%, 08/15/29	5	5,150
Old Republic International Corp., 5.75%, 03/28/34	30	30,851
Pine Street Trust II, 5.57%, 02/15/49(b)	100	91,730
Pricoa Global Funding I
1.20%, 09/01/26(b)	65	63,139
4.75%, 08/26/32(b)	150	150,902
Primerica Inc., 2.80%, 11/19/31	45	40,555
Principal Financial Group Inc.
2.13%, 06/15/30	75	67,847
3.10%, 11/15/26	50	49,346
3.70%, 05/15/29	65	63,739
4.11%, 02/15/28(b)	15	14,966
4.30%, 11/15/46	45	37,239
4.35%, 05/15/43	32	27,295
4.63%, 09/15/42	25	22,245
5.38%, 03/15/33	110	113,499
5.50%, 03/15/53	70	67,189
6.05%, 10/15/36	56	60,047
Principal Life Global Funding II
1.50%, 08/27/30(b)	65	56,685
1.63%, 11/19/30(b)	15	13,018
2.50%, 09/16/29(b)	36	33,570
4.60%, 08/19/27(b)	100	100,819
4.80%, 01/09/28(b)	25	25,361
5.00%, 01/16/27(b)	45	45,494
Progressive Corp. (The)
2.45%, 01/15/27	70	68,580
3.20%, 03/26/30	65	62,546
3.70%, 01/26/45	40	31,188
3.70%, 03/15/52	5	3,704
3.95%, 03/26/50	40	31,074
4.00%, 03/01/29	72	71,967
4.13%, 04/15/47	67	54,720
4.20%, 03/15/48	45	37,118
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.35%, 04/25/44	$40	$34,210
6.25%, 12/01/32	83	91,788
Protective Life Corp.
3.40%, 01/15/30(b)	70	67,015
4.30%, 09/30/28(b)	80	79,904
Prudential Financial Inc.
2.10%, 03/10/30(c)	99	91,159
3.00%, 03/10/40	55	42,181
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	50	46,197
3.70%, 03/13/51	95	69,197
3.88%, 03/27/28	60	59,989
3.91%, 12/07/47	75	58,493
3.94%, 12/07/49	107	81,471
4.35%, 02/25/50	75	61,501
4.42%, 03/27/48	70	58,093
4.60%, 05/15/44	70	61,837
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)	85	83,355
5.20%, 03/14/35	120	122,121
5.70%, 12/14/36	67	70,715
5.70%, 09/15/48(a)	75	76,245
5.75%, 07/15/33	28	30,094
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	105	108,605
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	65	68,273
6.63%, 12/01/37	30	33,737
Prudential Funding Asia PLC
3.13%, 04/14/30	85	81,182
3.63%, 03/24/32	65	61,243
Reinsurance Group of America Inc.
3.15%, 06/15/30	87	82,166
3.90%, 05/15/29	73	71,998
3.95%, 09/15/26	30	29,887
5.75%, 09/15/34	105	108,364
6.00%, 09/15/33	65	68,659
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)(c)	65	62,933
2.75%, 01/21/27(b)	40	38,847
RenaissanceRe Finance Inc., 3.45%, 07/01/27	50	49,282
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	85	88,270
5.80%, 04/01/35	100	103,430
Ryan Specialty LLC, 5.88%, 08/01/32(b)	105	106,078
Selective Insurance Group Inc., 5.38%, 03/01/49	15	13,323
Stewart Information Services Corp., 3.60%, 11/15/31	15	13,496
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(a)(b)	195	195,536
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	25	21,064
Travelers Companies Inc. (The)
2.55%, 04/27/50	40	23,654
3.05%, 06/08/51	20	12,987
3.75%, 05/15/46	39	30,343
4.00%, 05/30/47	60	47,977
4.05%, 03/07/48	35	28,125
4.10%, 03/04/49	52	41,514
4.30%, 08/25/45	40	33,729
4.60%, 08/01/43	40	35,424
5.05%, 07/24/35	100	100,648
5.35%, 11/01/40	55	55,354
5.45%, 05/25/53	55	53,365
6.25%, 06/15/37	70	77,198
6.75%, 06/20/36	35	40,158
Travelers Property Casualty Corp., 6.38%, 03/15/33	45	50,267
Security	Par (000)	Value
Insurance (continued)
Unum Group
4.05%, 08/15/41(b)	$15	$11,953
4.13%, 06/15/51	70	51,408
6.00%, 06/15/54	25	24,336
Willis North America Inc.
2.95%, 09/15/29	93	88,064
3.88%, 09/15/49	54	39,538
4.50%, 09/15/28	62	62,526
4.65%, 06/15/27	85	85,557
5.05%, 09/15/48	50	44,330
5.35%, 05/15/33	65	66,863
5.90%, 03/05/54	55	54,091
XL Group Ltd., 5.25%, 12/15/43	30	28,707
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51, (5-year CMT + 2.777%)(a)(d)	200	179,505
		15,933,250
Internet — 0.3%
Booking Holdings Inc., 3.55%, 03/15/28	85	84,000
Cars.com Inc., 6.38%, 11/01/28(b)	30	30,023
Cogent Communications Group LLC / Cogent Finance Inc.
6.50%, 07/01/32(b)	50	47,663
7.00%, 06/15/27(b)	20	19,898
7.00%, 06/15/27(b)	30	29,897
eBay Inc.
2.60%, 05/10/31	65	59,028
2.70%, 03/11/30	75	70,142
3.60%, 06/05/27	82	81,345
3.65%, 05/10/51	75	54,239
4.00%, 07/15/42	80	65,642
Gen Digital Inc.
6.25%, 04/01/33(b)	75	77,144
6.75%, 09/30/27(b)	60	61,063
7.13%, 09/30/30(b)	50	51,786
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(b)	55	52,137
5.25%, 12/01/27(b)	40	39,858
Meituan, 3.05%, 10/28/30(d)	200	186,367
Prosus NV
3.26%, 01/19/27(d)	200	196,522
3.68%, 01/21/30(d)	200	190,615
4.99%, 01/19/52(d)	200	156,999
Rakuten Group Inc.
6.25%, (5-year CMT + 4.956%)(a)(b)(e)	65	61,202
8.13%, (5-year CMT + 4.250%)(a)(b)(e)	40	40,953
9.75%, 04/15/29(b)	165	183,209
11.25%, 02/15/27(b)	120	129,826
VeriSign Inc.
2.70%, 06/15/31	80	72,018
4.75%, 07/15/27	40	40,010
Wayfair LLC
7.25%, 10/31/29(b)	55	56,197
7.75%, 09/15/30(b)	57	58,922
Ziff Davis Inc., 4.63%, 10/15/30(b)(c)	35	33,022
		2,229,727
Iron & Steel — 0.2%
Cleveland-Cliffs Inc.
4.63%, 03/01/29(b)	25	23,721
4.88%, 03/01/31(b)(c)	27	24,680
5.88%, 06/01/27	36	35,973
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
6.25%, 10/01/40	$15	$12,436
6.75%, 04/15/30(b)	50	50,549
6.88%, 11/01/29(b)	60	60,900
7.00%, 03/15/32(b)	105	104,589
7.38%, 05/01/33(b)	65	64,821
7.50%, 09/15/31(b)	82	83,160
Commercial Metals Co.
3.88%, 02/15/31	20	18,571
4.13%, 01/15/30	20	19,165
4.38%, 03/15/32	20	18,746
Gerdau Trade Inc., 5.75%, 06/09/35	100	101,761
GUSAP III LP, 4.25%, 01/21/30(d)	200	194,989
Reliance Inc., 2.15%, 08/15/30	70	62,768
Steel Dynamics Inc.
1.65%, 10/15/27	60	56,844
3.25%, 01/15/31	25	23,517
3.25%, 10/15/50	20	13,208
3.45%, 04/15/30	50	47,942
5.00%, 12/15/26	65	65,068
5.25%, 05/15/35	5	5,054
5.38%, 08/15/34	80	81,796
		1,170,258
Leisure Time — 0.2%
Acushnet Co., 7.38%, 10/15/28(b)	25	26,066
Brunswick Corp.
2.40%, 08/18/31	50	43,206
4.40%, 09/15/32	25	23,505
5.10%, 04/01/52	35	26,684
Brunswick Corp./DE, 5.85%, 03/18/29	35	36,261
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(b)(c)	60	58,908
5.95%, 06/11/29(b)	65	67,310
6.50%, 03/10/28(b)	5	5,214
Harley-Davidson Inc., 4.63%, 07/28/45	33	26,182
Life Time Inc., 6.00%, 11/15/31(b)	35	35,566
NCL Corp. Ltd.
5.88%, 02/15/27(b)	65	65,165
6.25%, 03/01/30(b)(c)	35	35,542
6.75%, 02/01/32(b)	115	118,656
7.75%, 02/15/29(b)	70	74,796
8.13%, 01/15/29(b)	70	73,641
NCL Finance Ltd., 6.13%, 03/15/28(b)	40	40,689
Polaris Inc., 6.95%, 03/15/29	35	37,067
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	50	49,111
5.38%, 07/15/27(b)	85	85,697
5.50%, 04/01/28(b)	125	127,291
5.63%, 09/30/31(b)	125	127,124
6.00%, 02/01/33(b)	155	159,038
6.25%, 03/15/32(b)	95	98,188
Sabre GLBL Inc.
8.63%, 06/01/27(b)	43	43,623
10.75%, 11/15/29(b)(c)	75	72,969
11.13%, 07/15/30(b)	100	98,011
		1,655,510
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 01/15/31	50	46,793
5.85%, 08/01/34	70	70,825
Security	Par (000)	Value
Lodging (continued)
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(b)	$105	$95,796
3.75%, 05/01/29(b)	55	52,796
4.00%, 05/01/31(b)	121	113,982
4.88%, 01/15/30	65	64,861
5.75%, 05/01/28(b)	35	35,061
5.75%, 09/15/33(b)	100	100,887
5.88%, 04/01/29(b)	40	40,765
5.88%, 03/15/33(b)	67	68,353
6.13%, 04/01/32(b)	30	30,870
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(b)	40	37,234
5.00%, 06/01/29(b)	55	53,198
6.63%, 01/15/32(b)	60	61,187
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	35	34,914
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(b)	30	28,998
4.75%, 01/15/28	35	34,372
Travel & Leisure Co., 4.63%, 03/01/30(b)	20	19,252
Travel + Leisure Co.
4.50%, 12/01/29(b)	45	43,604
6.00%, 04/01/27	35	35,460
6.13%, 09/01/33(b)	15	15,051
6.63%, 07/31/26(b)	45	45,403
		1,129,662
Machinery — 0.6%
AGCO Corp.
5.45%, 03/21/27	80	81,093
5.80%, 03/21/34	70	72,025
Chart Industries Inc.
7.50%, 01/01/30(b)	90	94,235
9.50%, 01/01/31(b)	36	38,587
CNH Industrial Capital LLC
4.55%, 04/10/28	15	15,126
5.50%, 01/12/29	20	20,717
CNH Industrial NV, 3.85%, 11/15/27	104	103,475
Deere & Co.
2.88%, 09/07/49	45	29,430
3.10%, 04/15/30	76	72,761
3.75%, 04/15/50	55	42,146
3.90%, 06/09/42	85	72,031
5.38%, 10/16/29	85	89,251
5.70%, 01/19/55	5	5,109
7.13%, 03/03/31	25	28,560
Eaton Capital ULC, 4.45%, 05/09/30	10	10,098
IDEX Corp.
2.63%, 06/15/31	55	49,756
3.00%, 05/01/30	69	64,932
John Deere Capital Corp.
1.30%, 10/13/26	55	53,431
1.45%, 01/15/31	37	32,277
1.50%, 03/06/28	22	20,741
1.75%, 03/09/27	105	101,563
2.00%, 06/17/31	57	50,437
2.25%, 09/14/26	90	88,385
2.45%, 01/09/30	76	71,077
2.80%, 09/08/27	85	83,197
2.80%, 07/18/29	85	81,219
3.05%, 01/06/28	48	47,041
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
3.35%, 04/18/29	$50	$48,876
3.45%, 03/07/29	97	95,231
3.90%, 06/07/32	60	58,190
4.15%, 09/15/27	85	85,358
4.20%, 07/15/27	200	201,203
4.35%, 09/15/32	60	59,484
4.40%, 09/08/31	15	15,076
4.50%, 01/16/29	185	187,884
4.75%, 01/20/28	115	117,102
4.85%, 10/11/29	5	5,164
4.90%, 06/11/27	150	152,694
4.90%, 03/03/28	120	122,693
4.90%, 03/07/31	5	5,154
4.95%, 07/14/28	100	102,759
5.10%, 04/11/34	155	158,725
5.15%, 09/08/26	110	111,258
Series 1, 5.05%, 06/12/34	35	35,727
Series I, 4.55%, 06/05/30	200	203,195
Mueller Water Products Inc., 4.00%, 06/15/29(b)	26	25,012
Nordson Corp.
5.60%, 09/15/28	10	10,374
5.80%, 09/15/33	45	47,824
nVent Finance SARL
2.75%, 11/15/31	40	35,540
5.65%, 05/15/33	35	36,030
Otis Worldwide Corp.
2.29%, 04/05/27	75	73,017
2.57%, 02/15/30	130	121,150
3.11%, 02/15/40	75	57,966
3.36%, 02/15/50	65	44,995
Regal Rexnord Corp.
6.05%, 04/15/28	90	93,143
6.30%, 02/15/30	95	100,538
6.40%, 04/15/33	105	111,683
Terex Corp.
5.00%, 05/15/29(b)	45	44,279
6.25%, 10/15/32(b)	50	50,612
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	50	49,518
4.70%, 09/15/28	95	96,220
4.90%, 05/29/30	15	15,328
5.50%, 05/29/35	15	15,391
5.61%, 03/11/34	80	82,989
Xylem Inc./New York
1.95%, 01/30/28	55	52,513
2.25%, 01/30/31(c)	50	44,921
3.25%, 11/01/26	85	84,028
4.38%, 11/01/46	22	18,136
		4,595,680
Manufacturing — 0.2%
Axon Enterprise Inc., 6.25%, 03/15/33(b)	100	103,418
Carlisle Companies Inc.
2.20%, 03/01/32	50	42,816
2.75%, 03/01/30	51	47,686
3.75%, 12/01/27	69	68,347
5.25%, 09/15/35	100	100,138
Eaton Corp.
3.10%, 09/15/27	110	108,230
3.92%, 09/15/47	25	19,794
4.00%, 11/02/32	60	58,193
4.15%, 03/15/33	100	97,618
Security	Par (000)	Value
Manufacturing (continued)
4.15%, 11/02/42	$75	$64,361
4.70%, 08/23/52	60	53,111
Hillenbrand Inc.
3.75%, 03/01/31	25	22,993
6.25%, 02/15/29	41	41,893
Illinois Tool Works Inc.
2.65%, 11/15/26	75	73,934
3.90%, 09/01/42	63	52,334
4.88%, 09/15/41	82	77,166
Parker-Hannifin Corp.
3.25%, 03/01/27	35	34,590
3.25%, 06/14/29	96	93,063
4.00%, 06/14/49	60	47,322
4.10%, 03/01/47	35	28,436
4.20%, 11/21/34	61	58,522
4.25%, 09/15/27	15	15,055
4.45%, 11/21/44	45	38,985
4.50%, 09/15/29	70	70,931
6.25%, 05/15/38	5	5,491
Pentair Finance SARL, 4.50%, 07/01/29	55	55,264
Trinity Industries Inc., 7.75%, 07/15/28(b)	40	41,436
		1,521,127
Media — 1.0%
Belo Corp.
7.25%, 09/15/27	45	46,930
7.75%, 06/01/27	25	26,037
Cable One Inc., 4.00%, 11/15/30(b)(c)	50	41,326
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26	40	40,887
Comcast Corp.
1.50%, 02/15/31	210	181,052
1.95%, 01/15/31	185	163,870
2.35%, 01/15/27	125	122,232
2.45%, 08/15/52	110	58,781
2.65%, 02/01/30	150	140,560
2.65%, 08/15/62	90	46,019
2.80%, 01/15/51	105	62,006
2.89%, 11/01/51	335	200,311
2.94%, 11/01/56	430	247,158
2.99%, 11/01/63	280	155,146
3.15%, 02/15/28	85	83,272
3.20%, 07/15/36	40	33,663
3.25%, 11/01/39	115	90,304
3.30%, 02/01/27	125	123,592
3.30%, 04/01/27	65	64,250
3.40%, 04/01/30	105	101,476
3.40%, 07/15/46	100	70,835
3.45%, 02/01/50	175	118,857
3.55%, 05/01/28	170	167,917
3.75%, 04/01/40	120	99,635
3.90%, 03/01/38	110	95,718
3.97%, 11/01/47	225	171,815
4.00%, 08/15/47	20	15,384
4.00%, 03/01/48	75	57,369
4.00%, 11/01/49	150	112,643
4.05%, 11/01/52	80	59,723
4.15%, 10/15/28	305	305,862
4.20%, 08/15/34	90	85,359
4.25%, 10/15/30	190	190,140
4.25%, 01/15/33	165	160,271
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.40%, 08/15/35	$75	$71,396
4.55%, 01/15/29	25	25,358
4.60%, 10/15/38	65	60,478
4.65%, 07/15/42	15	13,304
4.70%, 10/15/48	110	93,811
4.80%, 05/15/33	110	110,133
4.95%, 05/15/32	100	102,169
4.95%, 10/15/58	50	42,523
5.10%, 06/01/29	15	15,510
5.30%, 06/01/34	120	123,497
5.30%, 05/15/35	105	107,193
5.35%, 11/15/27	30	30,824
5.35%, 05/15/53	105	96,193
5.50%, 11/15/32	55	57,918
5.50%, 05/15/64	100	91,898
5.65%, 06/15/35	70	73,332
5.65%, 06/01/54	95	91,029
6.05%, 05/15/55	150	151,765
6.45%, 03/15/37	40	44,297
6.50%, 11/15/35	110	122,388
7.05%, 03/15/33	45	51,440
FactSet Research Systems Inc.
2.90%, 03/01/27	75	73,614
3.45%, 03/01/32	20	18,433
NBCUniversal Media LLC
4.45%, 01/15/43	120	102,838
6.40%, 04/30/40	30	32,722
Nexstar Media Inc.
4.75%, 11/01/28(b)(c)	70	68,695
5.63%, 07/15/27(b)	145	144,795
Paramount Global
3.38%, 02/15/28	5	4,877
4.20%, 06/01/29	30	29,572
4.38%, 03/15/43	200	152,108
4.60%, 01/15/45	100	76,927
4.90%, 08/15/44	50	40,088
4.95%, 01/15/31	115	114,307
5.85%, 09/01/43	10	9,000
6.25%, 02/28/57(a)	49	47,733
6.38%, 03/30/62, (5-year CMT + 3.999%)(a)	75	75,139
6.88%, 04/30/36	55	58,354
Sirius XM Radio LLC
3.13%, 09/01/26(b)	45	44,706
3.88%, 09/01/31(b)(c)	105	94,464
4.00%, 07/15/28(b)	150	144,943
4.13%, 07/01/30(b)	105	97,678
5.00%, 08/01/27(b)	90	89,627
5.50%, 07/01/29(b)	132	132,047
TEGNA Inc.
4.63%, 03/15/28	67	66,489
5.00%, 09/15/29	75	75,093
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	200	198,629
		7,309,734
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(b)	25	24,859
6.38%, 06/15/30(b)	35	35,702
Timken Co. (The)
4.13%, 04/01/32	5	4,732
4.50%, 12/15/28	35	35,257
Security	Par (000)	Value
Metal Fabricate & Hardware (continued)
Valmont Industries Inc., 5.00%, 10/01/44	$37	$33,721
		134,271
Mining — 0.2%
Alumina Pty. Ltd.
6.13%, 03/15/30(b)	25	25,469
6.38%, 09/15/32(b)	30	30,646
Antofagasta PLC, 5.63%, 05/13/32(d)	200	204,698
Coeur Mining Inc., 5.13%, 02/15/29(b)	20	19,542
Compass Minerals International Inc.
6.75%, 12/01/27(b)(c)	10	10,026
8.00%, 07/01/30(b)	50	52,300
Constellium SE
3.75%, 04/15/29(b)	40	37,941
5.63%, 06/15/28(b)	30	29,868
6.38%, 08/15/32(b)	25	25,527
Corp. Nacional del Cobre de Chile
6.30%, 09/08/53(d)	200	196,548
6.33%, 01/13/35(d)	200	209,403
6.78%, 01/13/55(d)	200	206,572
Hecla Mining Co., 7.25%, 02/15/28	20	20,254
Kaiser Aluminum Corp.
4.50%, 06/01/31(b)	40	37,525
4.63%, 03/01/28(b)	35	34,453
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	45	47,036
Novelis Corp.
3.88%, 08/15/31(b)	50	45,375
4.75%, 01/30/30(b)	107	102,960
6.88%, 01/30/30(b)(c)	225	233,468
Yamana Gold Inc., 2.63%, 08/15/31	55	48,840
		1,618,451
Multi-National — 0.0%
Dexia SA
4.50%, 03/19/27(b)	40	40,335
4.75%, 01/24/30(b)	5	5,155
		45,490
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	64	62,640
3.25%, 02/15/29	95	90,911
3.28%, 12/01/28	60	57,823
3.57%, 12/01/31	80	74,518
4.25%, 04/01/28	50	49,743
5.55%, 08/22/34	60	60,849
Pitney Bowes Inc.
6.88%, 03/15/27(b)	30	30,163
7.25%, 03/15/29(b)	25	25,294
Xerox Corp.
4.80%, 03/01/35(c)	20	9,616
6.75%, 12/15/39(c)	24	12,064
10.25%, 10/15/30(b)	50	51,918
13.50%, 04/15/31(b)	50	50,172
Xerox Holdings Corp.
5.50%, 08/15/28(b)	60	38,890
8.88%, 11/30/29(b)(c)	34	20,762
Zebra Technologies Corp., 6.50%, 06/01/32(b)	35	35,939
		671,302
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28(b)	20	19,930
Steelcase Inc., 5.13%, 01/18/29	32	31,904
		51,834
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers — 0.2%
AptarGroup Inc., 3.60%, 03/15/32	$15	$13,797
Ball Corp.
2.88%, 08/15/30	90	81,401
3.13%, 09/15/31	60	54,107
5.50%, 09/15/33	75	75,999
6.00%, 06/15/29	67	68,655
6.88%, 03/15/28	55	56,154
Berry Global Inc., 5.65%, 01/15/34	75	77,959
Crown Americas LLC
5.25%, 04/01/30	35	35,454
5.88%, 06/01/33(b)	65	65,747
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	30	29,877
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	25	25,710
OI European Group BV, 4.75%, 02/15/30(b)	25	23,658
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(b)	45	45,011
7.25%, 05/15/31(b)(c)	50	50,895
7.38%, 06/01/32(b)(c)	20	20,189
Sealed Air Corp.
1.57%, 10/15/26(b)	75	72,462
4.00%, 12/01/27(b)	30	29,400
5.00%, 04/15/29(b)	30	29,778
6.50%, 07/15/32(b)	40	41,454
6.88%, 07/15/33(b)	30	32,420
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(b)	55	55,738
7.25%, 02/15/31(b)	30	31,592
Sonoco Products Co.
2.25%, 02/01/27	15	14,564
2.85%, 02/01/32(c)	25	22,280
3.13%, 05/01/30	95	89,416
4.45%, 09/01/26	75	74,959
4.60%, 09/01/29	25	25,092
5.00%, 09/01/34(c)	60	58,752
5.75%, 11/01/40	45	45,511
		1,348,031
Pharmaceuticals — 0.2%
AdaptHealth LLC
4.63%, 08/01/29(b)	45	42,605
5.13%, 03/01/30(b)	47	44,820
6.13%, 08/01/28(b)	25	24,916
Elanco Animal Health Inc., 6.65%, 08/28/28	65	67,732
EMD Finance LLC, 5.00%, 10/15/35(b)	150	148,426
Jazz Securities DAC, 4.38%, 01/15/29(b)	115	112,606
Novartis Capital Corp.
2.00%, 02/14/27	10	9,747
2.20%, 08/14/30	135	123,914
2.75%, 08/14/50	160	100,820
3.10%, 05/17/27	205	202,497
3.70%, 09/21/42	20	16,300
3.80%, 09/18/29	5	4,984
4.00%, 09/18/31	15	14,893
4.00%, 11/20/45	10	8,241
4.20%, 09/18/34	90	87,122
4.40%, 05/06/44	200	177,030
4.70%, 09/18/54	60	52,985
Option Care Health Inc., 4.38%, 10/31/29(b)	35	33,723
Owens & Minor Inc.
4.50%, 03/31/29(b)(c)	45	38,214
6.63%, 04/01/30(b)(c)	45	39,050
Security	Par (000)	Value
Pharmaceuticals (continued)
Zoetis Inc.
3.00%, 09/12/27	$75	$73,538
3.00%, 05/15/50	40	25,902
3.90%, 08/20/28	30	29,956
3.95%, 09/12/47	58	45,715
4.45%, 08/20/48	50	42,062
4.70%, 02/01/43	80	72,274
5.00%, 08/17/35	110	109,539
5.60%, 11/16/32	40	42,356
		1,791,967
Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30(b)	70	64,591
4.87%, 02/15/29(b)	45	45,608
5.00%, 03/15/48(b)	35	31,286
Carlyle Finance LLC, 5.65%, 09/15/48(b)	30	28,990
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(b)	70	67,801
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	45	43,765
		282,041
Real Estate — 0.3%
Aldar Investment Properties Sukuk Ltd., 5.50%, 05/16/34(d)	200	208,072
CBRE Services Inc.
2.50%, 04/01/31	65	58,535
4.80%, 06/15/30	55	55,793
5.50%, 04/01/29	55	57,040
5.95%, 08/15/34	50	53,006
China Overseas Finance Cayman VI Ltd., 6.45%, 06/11/34(d)	200	218,912
CoStar Group Inc., 2.80%, 07/15/30(b)	20	18,336
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(b)	45	45,491
8.88%, 09/01/31(b)	30	32,216
Emaar Sukuk Ltd., 3.88%, 09/17/29(d)	200	194,928
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30(d)	200	187,650
Howard Hughes Corp. (The)
4.13%, 02/01/29(b)	45	43,084
4.38%, 02/01/31(b)	45	41,943
5.38%, 08/01/28(b)	52	51,963
Kennedy-Wilson Inc.
4.75%, 03/01/29	40	38,137
4.75%, 02/01/30	65	60,995
5.00%, 03/01/31(c)	40	37,469
Newmark Group Inc., 7.50%, 01/12/29	35	37,476
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 02/01/29(b)	120	119,230
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30(d)	200	187,027
Swire Pacific Mtn Financing HK Ltd., 2.88%, 01/30/30(d)	200	189,504
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(d)	200	196,162
		2,132,969
Real Estate Investment Trusts — 2.2%
American Assets Trust LP, 3.38%, 02/01/31	60	54,153
American Tower Corp.
1.45%, 09/15/26	50	48,554
1.50%, 01/31/28	90	84,434
1.88%, 10/15/30	75	66,070
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.10%, 06/15/30	$54	$48,553
2.30%, 09/15/31	65	57,214
2.70%, 04/15/31	60	54,427
2.75%, 01/15/27	79	77,465
2.90%, 01/15/30	110	103,347
2.95%, 01/15/51	105	65,706
3.10%, 06/15/50	75	48,603
3.13%, 01/15/27	44	43,337
3.38%, 10/15/26	89	88,135
3.55%, 07/15/27	74	73,192
3.60%, 01/15/28	99	97,680
3.70%, 10/15/49	62	44,984
3.80%, 08/15/29	101	98,923
3.95%, 03/15/29	76	75,159
4.05%, 03/15/32	75	72,231
5.20%, 02/15/29	20	20,570
5.25%, 07/15/28	10	10,285
5.35%, 03/15/35	25	25,641
5.40%, 01/31/35	20	20,509
5.45%, 02/15/34	75	77,337
5.50%, 03/15/28	5	5,153
5.65%, 03/15/33	85	88,792
5.80%, 11/15/28	50	52,279
5.90%, 11/15/33	80	84,965
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(b)(c)	35	33,593
AvalonBay Communities Inc.
1.90%, 12/01/28	60	56,131
2.05%, 01/15/32	75	65,192
2.45%, 01/15/31	65	59,076
3.20%, 01/15/28	15	14,727
3.35%, 05/15/27	75	74,131
3.90%, 10/15/46	40	31,201
4.15%, 07/01/47	30	24,312
4.35%, 04/15/48	20	16,701
5.30%, 12/07/33	40	41,292
Blackstone Mortgage Trust Inc.
3.75%, 01/15/27(b)	25	24,496
7.75%, 12/01/29(b)	30	31,982
Boston Properties LP
2.45%, 10/01/33	60	48,710
2.55%, 04/01/32	70	60,027
2.75%, 10/01/26	75	73,700
2.90%, 03/15/30	65	60,280
3.25%, 01/30/31	95	88,293
3.40%, 06/21/29	90	86,267
4.50%, 12/01/28	80	80,024
5.75%, 01/15/35	60	60,846
6.50%, 01/15/34(c)	60	64,448
6.75%, 12/01/27	20	21,040
Brandywine Operating Partnership LP
3.95%, 11/15/27	30	29,241
4.55%, 10/01/29(c)	25	23,991
8.30%, 03/15/28	30	31,970
8.88%, 04/12/29	55	59,817
Brixmor Operating Partnership LP
2.25%, 04/01/28	53	50,463
2.50%, 08/16/31	25	22,164
3.90%, 03/15/27	80	79,543
4.05%, 07/01/30	65	63,691
4.13%, 05/15/29	50	49,543
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.50%, 02/15/34	$55	$56,032
5.75%, 02/15/35	35	36,306
Broadstone Net Lease LLC, 2.60%, 09/15/31	5	4,318
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(b)	38	37,339
5.75%, 05/15/26(b)	44	43,940
COPT Defense Properties LP
2.00%, 01/15/29(c)	40	36,945
2.75%, 04/15/31	50	45,053
2.90%, 12/01/33	45	37,764
Cousins Properties LP
5.25%, 07/15/30	10	10,262
5.88%, 10/01/34	35	36,197
Crown Castle Inc.
2.10%, 04/01/31	91	79,330
2.25%, 01/15/31	72	63,761
2.50%, 07/15/31	71	62,843
2.90%, 03/15/27	25	24,485
2.90%, 04/01/41	112	80,003
3.10%, 11/15/29	60	56,901
3.25%, 01/15/51	78	50,934
3.30%, 07/01/30	77	72,725
3.65%, 09/01/27	129	127,374
3.80%, 02/15/28	75	74,068
4.00%, 03/01/27	25	24,882
4.00%, 11/15/49	43	31,996
4.15%, 07/01/50	45	34,385
4.30%, 02/15/29	72	71,615
4.75%, 05/15/47	10	8,644
4.90%, 09/01/29	5	5,065
5.00%, 01/11/28	210	212,833
5.10%, 05/01/33	25	25,074
5.20%, 09/01/34	60	59,908
5.20%, 02/15/49	20	17,851
5.60%, 06/01/29	90	93,507
5.80%, 03/01/34	95	99,133
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	5	4,867
CubeSmart LP
2.50%, 02/15/32	60	52,237
3.00%, 02/15/30	40	37,725
3.13%, 09/01/26	150	147,925
4.38%, 02/15/29	50	49,961
Digital Realty Trust LP
3.60%, 07/01/29	75	73,167
3.70%, 08/15/27	130	128,985
4.45%, 07/15/28	65	65,461
DOC DR LLC
2.63%, 11/01/31	55	49,024
3.95%, 01/15/28	15	14,919
4.30%, 03/15/27	25	25,006
EPR Properties
3.75%, 08/15/29	20	19,203
4.95%, 04/15/28	35	35,142
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	60	61,547
Equinix Inc.
1.55%, 03/15/28	60	56,244
1.80%, 07/15/27	60	57,473
2.00%, 05/15/28	50	47,255
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.15%, 07/15/30	$74	$66,697
2.50%, 05/15/31	50	44,873
2.90%, 11/18/26	74	72,782
2.95%, 09/15/51	60	36,796
3.00%, 07/15/50	60	37,700
3.20%, 11/18/29	125	119,409
3.40%, 02/15/52	25	16,692
3.90%, 04/15/32	60	57,112
ERP Operating LP
2.50%, 02/15/30	65	60,612
2.85%, 11/01/26	50	49,302
4.15%, 12/01/28	10	10,025
4.50%, 07/01/44	105	91,128
4.65%, 09/15/34	55	53,785
4.95%, 06/15/32	100	102,120
Federal Realty OP LP
3.20%, 06/15/29	45	43,204
3.25%, 07/15/27	45	44,201
3.50%, 06/01/30	45	43,331
4.50%, 12/01/44	45	38,272
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(b)(c)	60	59,160
Healthpeak OP LLC
1.35%, 02/01/27	55	52,887
2.88%, 01/15/31	61	56,103
3.00%, 01/15/30	65	61,542
3.50%, 07/15/29	20	19,439
5.25%, 12/15/32	55	56,211
6.75%, 02/01/41	49	53,549
Highwoods Realty LP
3.88%, 03/01/27	35	34,597
7.65%, 02/01/34	45	50,911
Host Hotels & Resorts LP
5.50%, 04/15/35	65	64,708
5.70%, 07/01/34	50	50,857
Series H, 3.38%, 12/15/29	72	68,284
Series I, 3.50%, 09/15/30	72	67,692
Series J, 2.90%, 12/15/31	20	17,744
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	50	43,015
2.30%, 11/15/28	60	56,656
2.70%, 01/15/34	50	41,921
4.15%, 04/15/32	140	134,086
4.88%, 02/01/35	30	29,337
5.45%, 08/15/30	105	109,201
5.50%, 08/15/33	20	20,535
Iron Mountain Inc.
4.50%, 02/15/31(b)	78	74,219
4.88%, 09/15/27(b)	57	56,664
4.88%, 09/15/29(b)	65	63,941
5.00%, 07/15/28(b)	35	34,779
5.25%, 03/15/28(b)	55	54,857
5.25%, 07/15/30(b)	92	90,958
5.63%, 07/15/32(b)	40	39,700
6.25%, 01/15/33(b)	105	107,314
7.00%, 02/15/29(b)	105	108,248
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(b)	55	52,873
Kilroy Realty LP
2.50%, 11/15/32	50	40,987
2.65%, 11/15/33	45	36,372
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.05%, 02/15/30	$30	$27,597
4.25%, 08/15/29	50	48,865
4.75%, 12/15/28	40	40,071
6.25%, 01/15/36	40	40,835
Kimco Realty OP LLC
1.90%, 03/01/28	30	28,479
2.25%, 12/01/31	30	26,321
2.70%, 10/01/30	80	73,814
2.80%, 10/01/26	19	18,707
3.20%, 04/01/32	50	45,744
3.70%, 10/01/49	5	3,621
3.80%, 04/01/27	140	139,122
4.13%, 12/01/46	35	27,753
4.25%, 04/01/45	30	24,703
4.60%, 02/01/33	125	123,137
4.85%, 03/01/35	45	44,355
6.40%, 03/01/34	15	16,435
LXP Industrial Trust
2.38%, 10/01/31	10	8,637
2.70%, 09/15/30	25	22,759
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	100	70,559
4.63%, 08/01/29(c)	75	59,185
5.00%, 10/15/27	95	90,066
8.50%, 02/15/32(b)	120	125,737
Omega Healthcare Investors Inc.
3.25%, 04/15/33	70	60,894
3.38%, 02/01/31	77	71,153
4.50%, 04/01/27	5	5,007
4.75%, 01/15/28	55	55,461
5.20%, 07/01/30	100	101,435
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	55	53,553
5.88%, 10/01/28(b)	50	49,937
7.00%, 02/01/30(b)	40	41,263
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	25	25,341
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	20	17,696
4.95%, 01/15/35	100	97,661
5.75%, 07/15/34	55	56,786
Piedmont Operating Partnership LP
3.15%, 08/15/30	15	13,569
9.25%, 07/20/28	25	27,781
Prologis LP
1.25%, 10/15/30	40	34,605
1.63%, 03/15/31	80	69,484
1.75%, 07/01/30	59	52,507
2.13%, 04/15/27	66	64,049
2.13%, 10/15/50	42	22,215
2.25%, 04/15/30	20	18,394
2.88%, 11/15/29	89	84,543
3.00%, 04/15/50	57	36,701
3.05%, 03/01/50	42	27,244
3.25%, 10/01/26	60	59,478
3.38%, 12/15/27	145	143,054
3.88%, 09/15/28	50	49,713
4.00%, 09/15/28	51	50,972
4.38%, 09/15/48	25	20,698
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.63%, 01/15/33	$45	$44,861
4.75%, 06/15/33	50	50,035
5.00%, 03/15/34	95	95,778
5.00%, 01/31/35	75	75,337
5.13%, 01/15/34	60	61,308
5.25%, 06/15/53	65	60,771
5.25%, 03/15/54	70	65,304
Public Storage Operating Co.
1.85%, 05/01/28	120	113,549
1.95%, 11/09/28	85	79,784
2.30%, 05/01/31	145	129,855
3.39%, 05/01/29	55	53,645
5.10%, 08/01/33	95	97,922
5.35%, 08/01/53	60	56,974
Realty Income Corp.
2.10%, 03/15/28	200	190,695
3.25%, 01/15/31	200	188,946
3.95%, 08/15/27	200	199,575
5.13%, 04/15/35	200	201,262
5.38%, 09/01/54	80	75,611
Regency Centers LP
2.95%, 09/15/29	55	52,438
3.60%, 02/01/27	70	69,439
3.70%, 06/15/30	40	38,957
4.13%, 03/15/28	15	14,972
4.40%, 02/01/47	20	16,707
4.65%, 03/15/49	35	29,795
5.00%, 07/15/32	80	81,581
5.10%, 01/15/35	5	5,023
Rexford Industrial Realty LP
2.13%, 12/01/30	10	8,847
2.15%, 09/01/31	15	13,021
5.00%, 06/15/28	100	101,967
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 06/15/33(b)	60	62,001
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	40	39,105
4.75%, 10/15/27	40	39,865
6.50%, 04/01/32(b)	70	71,919
7.25%, 07/15/28(b)	32	32,962
Sabra Health Care LP
3.20%, 12/01/31	55	49,651
3.90%, 10/15/29	25	24,203
SBA Communications Corp.
3.13%, 02/01/29	105	98,685
3.88%, 02/15/27	105	103,244
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/27(b)	40	39,664
4.38%, 05/28/30(b)(c)	75	75,099
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.685%)(a)(b)	40	40,018
Starwood Property Trust Inc.
3.63%, 07/15/26(b)	30	29,545
4.38%, 01/15/27(b)(c)	35	34,571
6.00%, 04/15/30(b)	30	30,492
6.50%, 07/01/30(b)	35	36,313
6.50%, 10/15/30(b)	15	15,540
7.25%, 04/01/29(b)	65	68,227
Tanger Properties LP, 2.75%, 09/01/31	35	31,306
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
6.50%, 02/15/29(b)	$66	$62,853
10.50%, 02/15/28(b)	73	76,810
Ventas Realty LP
2.50%, 09/01/31	25	22,278
3.00%, 01/15/30	40	37,817
3.25%, 10/15/26	35	34,582
3.85%, 04/01/27	47	46,747
4.00%, 03/01/28	37	36,795
4.38%, 02/01/45	30	24,574
4.40%, 01/15/29	62	62,194
4.75%, 11/15/30	17	17,145
4.88%, 04/15/49	27	23,033
5.00%, 01/15/35	35	34,622
5.10%, 07/15/32	25	25,569
5.63%, 07/01/34	40	41,364
5.70%, 09/30/43	40	38,953
WEA Finance LLC
2.88%, 01/15/27(b)	75	73,357
3.50%, 06/15/29(b)	65	62,755
4.13%, 09/20/28(b)	35	34,583
4.63%, 09/20/48(b)	45	35,693
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	20	16,767
Welltower OP LLC
2.05%, 01/15/29	75	70,085
2.75%, 01/15/31	85	78,303
2.75%, 01/15/32	30	27,001
2.80%, 06/01/31	55	50,478
3.10%, 01/15/30	25	23,835
3.85%, 06/15/32	100	95,574
4.13%, 03/15/29	60	59,989
4.25%, 04/15/28	35	35,193
4.50%, 07/01/30	100	100,966
4.95%, 09/01/48	30	27,469
5.13%, 07/01/35	130	130,784
6.50%, 03/15/41	35	38,514
WP Carey Inc.
2.25%, 04/01/33	90	74,555
2.40%, 02/01/31	60	53,519
2.45%, 02/01/32	25	21,680
3.85%, 07/15/29	25	24,592
4.25%, 10/01/26	45	44,945
5.38%, 06/30/34	5	5,068
XHR LP
4.88%, 06/01/29(b)	35	34,181
6.63%, 05/15/30(b)	25	25,699
		16,304,578
Retail — 1.4%
Advance Auto Parts Inc.
1.75%, 10/01/27	52	48,496
3.50%, 03/15/32	25	21,795
3.90%, 04/15/30	32	29,484
5.95%, 03/09/28	25	25,462
7.00%, 08/01/30(b)	50	51,306
7.38%, 08/01/33(b)	50	51,237
Asbury Automotive Group Inc.
4.50%, 03/01/28	25	24,719
4.63%, 11/15/29(b)	54	52,454
4.75%, 03/01/30	35	34,213
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.00%, 02/15/32(b)	$40	$38,440
AutoNation Inc.
2.40%, 08/01/31	75	65,322
3.80%, 11/15/27	45	44,393
4.75%, 06/01/30	70	70,263
5.89%, 03/15/35	10	10,227
AutoZone Inc.
3.75%, 06/01/27	85	84,395
3.75%, 04/18/29	10	9,836
4.00%, 04/15/30	25	24,654
4.75%, 08/01/32	115	115,052
4.75%, 02/01/33	25	24,842
5.10%, 07/15/29	50	51,474
5.20%, 08/01/33	100	101,942
5.40%, 07/15/34	50	51,467
6.25%, 11/01/28	50	53,067
6.55%, 11/01/33	65	71,974
Bath & Body Works Inc.
5.25%, 02/01/28	45	45,294
6.63%, 10/01/30(b)	60	61,643
6.75%, 07/01/36	60	61,140
6.88%, 11/01/35	60	62,491
6.95%, 03/01/33	20	20,706
7.50%, 06/15/29(c)	25	25,677
Best Buy Co. Inc.
1.95%, 10/01/30	60	53,327
4.45%, 10/01/28	50	50,359
BlueLinx Holdings Inc., 6.00%, 11/15/29(b)	20	19,639
Brinker International Inc., 8.25%, 07/15/30(b)	25	26,610
Burger King (Restaurant Brands International Inc.)/New Red Finance Inc.
3.50%, 02/15/29(b)	50	47,645
3.88%, 01/15/28(b)	115	111,984
4.00%, 10/15/30(b)	230	215,081
4.38%, 01/15/28(b)	50	49,179
5.63%, 09/15/29(b)	30	30,379
6.13%, 06/15/29(b)	105	107,548
Carvana Co.
9.00%, 12/01/28, (9.00% PIK)(b)(f)	43	43,832
9.00%, 06/01/30, (9.00% Cash)(b)(f)	132	137,369
9.00%, 06/01/31, (9.00% Cash)(b)(f)	153	173,766
Darden Restaurants Inc.
3.85%, 05/01/27	70	69,522
4.55%, 02/15/48	15	12,252
6.30%, 10/10/33	70	75,204
Dick's Sporting Goods Inc.
3.15%, 01/15/32(c)	120	109,060
4.10%, 01/15/52	20	14,205
Dollar General Corp.
3.50%, 04/03/30	60	57,656
3.88%, 04/15/27	75	74,578
4.13%, 05/01/28	40	39,845
4.13%, 04/03/50	50	38,065
4.63%, 11/01/27	25	25,184
5.00%, 11/01/32	90	90,726
5.20%, 07/05/28	30	30,747
5.45%, 07/05/33(c)	85	87,736
Foot Locker Inc., 4.00%, 10/01/29(b)(c)	30	28,636
Genuine Parts Co.
1.88%, 11/01/30	45	39,522
4.95%, 08/15/29	5	5,101
Security	Par (000)	Value
Retail (continued)
6.50%, 11/01/28	$30	$31,914
6.88%, 11/01/33	65	72,959
Group 1 Automotive Inc.
4.00%, 08/15/28(b)	51	49,481
6.38%, 01/15/30(b)	35	35,962
GYP Holdings III Corp., 4.63%, 05/01/29(b)	25	25,289
Home Depot Inc. (The)
0.90%, 03/15/28	110	102,238
1.38%, 03/15/31	150	128,852
1.50%, 09/15/28	90	83,921
1.88%, 09/15/31	125	108,783
2.13%, 09/15/26	100	98,122
2.38%, 03/15/51	120	67,399
2.50%, 04/15/27	185	180,953
2.70%, 04/15/30	219	205,976
2.75%, 09/15/51	65	39,465
2.80%, 09/14/27	205	200,579
2.88%, 04/15/27	120	118,040
2.95%, 06/15/29	155	149,440
3.13%, 12/15/49	120	80,607
3.25%, 04/15/32	50	46,549
3.30%, 04/15/40	125	100,318
3.35%, 04/15/50	100	69,532
3.50%, 09/15/56	55	37,890
3.63%, 04/15/52	100	72,435
3.90%, 12/06/28	70	70,128
3.90%, 06/15/47	110	86,484
4.20%, 04/01/43	45	38,337
4.25%, 04/01/46	135	113,278
4.40%, 03/15/45	70	60,237
4.50%, 09/15/32	200	201,758
4.50%, 12/06/48	115	98,186
4.75%, 06/25/29	100	102,412
4.88%, 06/25/27	135	137,231
4.88%, 02/15/44	55	50,766
4.90%, 04/15/29	5	5,150
4.95%, 06/25/34	135	137,263
4.95%, 09/15/52	35	31,591
5.30%, 06/25/54	110	104,606
5.40%, 09/15/40	85	86,266
5.40%, 06/25/64	40	38,034
5.88%, 12/16/36	269	290,043
5.95%, 04/01/41	65	68,638
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(b)	50	49,964
Lithia Motors Inc.
3.88%, 06/01/29(b)	55	52,683
4.38%, 01/15/31(b)	40	38,059
4.63%, 12/15/27(b)	27	26,757
Lowe's Companies Inc.
1.30%, 04/15/28	140	130,655
1.70%, 09/15/28	80	74,555
1.70%, 10/15/30	110	96,700
2.63%, 04/01/31	135	122,914
2.80%, 09/15/41	45	31,581
3.00%, 10/15/50	140	86,673
3.10%, 05/03/27	145	142,651
3.35%, 04/01/27	50	49,420
3.50%, 04/01/51	60	40,814
3.65%, 04/05/29	100	98,228
3.70%, 04/15/46	105	78,003
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.75%, 04/01/32	$165	$156,644
4.05%, 05/03/47	120	93,227
4.25%, 04/01/52	105	81,162
4.38%, 09/15/45	25	20,564
4.45%, 04/01/62	90	68,963
4.50%, 04/15/30	100	101,334
4.55%, 04/05/49	25	20,468
4.65%, 04/15/42	50	44,232
5.00%, 04/15/33	15	15,246
5.00%, 04/15/40	35	33,309
5.13%, 04/15/50	50	44,250
5.15%, 07/01/33(c)	130	133,237
5.50%, 10/15/35	56	57,782
5.63%, 04/15/53	80	76,326
5.75%, 07/01/53	40	38,859
5.80%, 09/15/62	60	57,732
5.85%, 04/01/63	20	19,384
6.50%, 03/15/29	5	5,398
O'Reilly Automotive Inc.
3.90%, 06/01/29	100	99,035
4.70%, 06/15/32	115	115,153
5.00%, 08/19/34	10	10,005
5.75%, 11/20/26	50	50,853
Papa John's International Inc., 3.88%, 09/15/29(b)	25	24,032
Patrick Industries Inc.
4.75%, 05/01/29(b)	25	24,518
6.38%, 11/01/32(b)	35	35,518
QXO Building Products Inc., 6.75%, 04/30/32(b)	150	155,445
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32	40	41,542
Sonic Automotive Inc.
4.63%, 11/15/29(b)	50	48,642
4.88%, 11/15/31(b)(c)	35	33,481
TJX Companies Inc. (The)
1.15%, 05/15/28	70	65,112
2.25%, 09/15/26	120	117,946
4.50%, 04/15/50	40	34,199
Tractor Supply Co.
1.75%, 11/01/30	15	13,149
5.25%, 05/15/33	60	61,529
Victoria's Secret & Co., 4.63%, 07/15/29(b)(c)	40	37,924
Yum! Brands Inc.
3.63%, 03/15/31	72	67,013
4.63%, 01/31/32	85	82,324
4.75%, 01/15/30(b)	55	54,617
5.35%, 11/01/43	20	19,071
5.38%, 04/01/32	110	110,665
6.88%, 11/15/37	20	21,802
		10,636,683
Semiconductors — 2.0%
Advanced Micro Devices Inc.
3.92%, 06/01/32	20	19,445
4.32%, 03/24/28	10	10,100
4.39%, 06/01/52	50	41,926
Analog Devices Inc.
1.70%, 10/01/28	75	70,066
2.10%, 10/01/31	60	52,992
2.80%, 10/01/41	70	50,777
2.95%, 10/01/51	48	30,798
3.50%, 12/05/26	40	39,762
4.25%, 06/15/28	150	151,147
Security	Par (000)	Value
Semiconductors (continued)
4.50%, 06/15/30	$5	$5,067
5.05%, 04/01/34	40	41,150
Applied Materials Inc.
1.75%, 06/01/30	60	53,833
2.75%, 06/01/50	60	37,442
3.30%, 04/01/27	127	125,856
4.35%, 04/01/47	62	52,815
5.10%, 10/01/35	45	46,223
5.85%, 06/15/41	54	56,419
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	75	74,007
3.88%, 01/15/27	155	154,351
Broadcom Inc.
1.95%, 02/15/28(b)	110	104,612
2.45%, 02/15/31(b)	220	198,842
2.60%, 02/15/33(b)	110	94,986
3.14%, 11/15/35(b)	225	190,164
3.19%, 11/15/36(b)	195	162,236
3.42%, 04/15/33(b)	188	171,228
3.46%, 09/15/26	40	39,704
3.47%, 04/15/34(b)	215	192,530
3.50%, 02/15/41(b)	460	364,905
3.75%, 02/15/51(b)	135	100,609
4.00%, 04/15/29(b)	80	79,412
4.11%, 09/15/28	140	139,917
4.15%, 02/15/28	105	105,084
4.15%, 11/15/30	100	99,015
4.15%, 04/15/32(b)	95	91,973
4.30%, 11/15/32	160	155,833
4.35%, 02/15/30	5	5,008
4.60%, 07/15/30	200	201,960
4.75%, 04/15/29	75	76,338
4.80%, 04/15/28	115	117,105
4.80%, 10/15/34	140	138,397
4.93%, 05/15/37(b)	180	174,959
5.00%, 04/15/30	40	41,136
5.05%, 07/12/27	80	81,265
5.05%, 07/12/29	180	185,047
5.05%, 04/15/30	15	15,452
5.15%, 11/15/31	105	108,537
5.20%, 04/15/32	150	154,826
5.20%, 07/15/35	220	222,112
Series ., 4.55%, 02/15/32	130	129,499
Entegris Inc.
3.63%, 05/01/29(b)	30	28,329
4.38%, 04/15/28(b)	35	34,144
4.75%, 04/15/29(b)	120	118,422
5.95%, 06/15/30(b)	60	60,745
Intel Corp.
1.60%, 08/12/28	5	4,637
2.00%, 08/12/31	50	43,306
2.45%, 11/15/29	110	101,394
3.05%, 08/12/51	30	17,740
3.10%, 02/15/60	50	27,615
3.15%, 05/11/27	45	44,126
3.20%, 08/12/61	40	22,503
3.25%, 11/15/49	235	147,338
3.73%, 12/08/47	300	208,985
4.00%, 08/05/29	65	64,033
4.10%, 05/11/47	100	74,000
4.15%, 08/05/32	150	142,692
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.60%, 03/25/40	$70	$61,525
4.75%, 03/25/50	60	48,046
4.88%, 02/10/28	375	379,760
4.90%, 08/05/52	20	16,261
4.95%, 03/25/60	5	4,011
5.05%, 08/05/62	30	24,079
5.13%, 02/10/30	135	138,287
5.15%, 02/21/34(c)	75	74,927
5.20%, 02/10/33	180	181,250
5.60%, 02/21/54	130	117,989
5.63%, 02/10/43	220	208,357
5.70%, 02/10/53	220	202,036
5.90%, 02/10/63	190	175,420
KLA Corp.
3.30%, 03/01/50	85	58,777
4.10%, 03/15/29	85	85,128
4.65%, 07/15/32	70	70,604
4.70%, 02/01/34	200	199,564
4.95%, 07/15/52	95	85,967
5.25%, 07/15/62	65	60,287
Lam Research Corp.
1.90%, 06/15/30	80	72,275
2.88%, 06/15/50	65	41,415
3.13%, 06/15/60	44	27,042
4.00%, 03/15/29	98	97,946
4.88%, 03/15/49	60	54,186
Marvell Technology Inc.
2.45%, 04/15/28	37	35,427
2.95%, 04/15/31	80	73,468
4.75%, 07/15/30	60	60,565
4.88%, 06/22/28	80	81,134
5.75%, 02/15/29	15	15,657
5.95%, 09/15/33	10	10,623
Microchip Technology Inc.
4.90%, 03/15/28	150	152,137
5.05%, 03/15/29	105	107,048
5.05%, 02/15/30	100	102,025
Micron Technology Inc.
2.70%, 04/15/32	55	48,375
3.37%, 11/01/41	55	41,093
3.48%, 11/01/51	55	37,418
4.66%, 02/15/30	90	90,511
5.30%, 01/15/31	25	25,782
5.33%, 02/06/29	76	78,131
5.65%, 11/01/32	50	52,223
5.80%, 01/15/35	95	98,206
5.88%, 02/09/33	75	78,816
5.88%, 09/15/33	65	68,359
6.05%, 11/01/35	80	84,054
6.75%, 11/01/29	25	27,125
NVIDIA Corp.
1.55%, 06/15/28	75	70,644
2.00%, 06/15/31	80	71,634
2.85%, 04/01/30	151	144,382
3.20%, 09/16/26	80	79,361
3.50%, 04/01/40	114	96,382
3.50%, 04/01/50	280	208,296
3.70%, 04/01/60	52	37,872
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	75	67,265
2.65%, 02/15/32	85	74,873
Security	Par (000)	Value
Semiconductors (continued)
3.13%, 02/15/42	$55	$39,516
3.15%, 05/01/27	82	80,587
3.25%, 05/11/41	80	59,158
3.25%, 11/30/51	20	12,894
3.40%, 05/01/30	99	94,728
4.30%, 06/18/29	100	99,851
4.40%, 06/01/27	10	10,024
5.00%, 01/15/33	55	55,073
5.25%, 08/19/35	110	109,332
5.55%, 12/01/28	60	62,164
ON Semiconductor Corp., 3.88%, 09/01/28(b)	40	38,920
Qorvo Inc.
3.38%, 04/01/31(b)	60	54,700
4.38%, 10/15/29	74	72,534
Qualcomm Inc.
1.30%, 05/20/28	55	51,418
1.65%, 05/20/32	205	172,375
2.15%, 05/20/30	35	32,117
3.25%, 05/20/27	205	202,966
3.25%, 05/20/50	140	95,845
4.25%, 05/20/32	5	4,968
4.30%, 05/20/47	135	112,901
4.50%, 05/20/30	5	5,080
4.50%, 05/20/52	85	71,338
4.65%, 05/20/35	65	64,656
4.75%, 05/20/32	105	106,836
4.80%, 05/20/45	40	36,504
5.40%, 05/20/33	55	58,106
6.00%, 05/20/53	85	88,806
Renesas Electronics Corp., 2.17%, 11/25/26(b)	50	48,625
SK Hynix Inc., 2.38%, 01/19/31(d)	200	179,290
Skyworks Solutions Inc., 3.00%, 06/01/31	57	51,353
Texas Instruments Inc.
1.13%, 09/15/26	55	53,449
1.75%, 05/04/30	80	72,131
1.90%, 09/15/31	75	65,944
2.25%, 09/04/29	105	98,240
2.70%, 09/15/51	30	18,096
2.90%, 11/03/27	57	55,853
3.65%, 08/16/32	35	33,302
3.88%, 03/15/39	80	70,459
4.10%, 08/16/52	20	15,695
4.15%, 05/15/48	104	85,000
4.50%, 05/23/30	60	60,934
4.60%, 02/15/28	50	50,823
4.85%, 02/08/34	75	76,346
5.00%, 03/14/53	70	63,901
5.05%, 05/18/63	115	103,293
5.15%, 02/08/54	55	51,523
TSMC Arizona Corp.
2.50%, 10/25/31	200	181,671
3.13%, 10/25/41	205	161,632
4.50%, 04/22/52	400	366,376
TSMC Global Ltd.
1.00%, 09/28/27(d)	200	187,733
1.38%, 09/28/30(d)	200	174,717
Xilinx Inc., 2.38%, 06/01/30	106	98,100
		15,218,784
Software — 0.8%
Adobe Inc.
2.15%, 02/01/27	125	122,069
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
2.30%, 02/01/30	$141	$131,025
4.75%, 01/17/28	50	50,990
4.80%, 04/04/29	50	51,409
4.85%, 04/04/27	105	106,552
4.95%, 04/04/34	60	61,380
Atlassian Corp., 5.25%, 05/15/29	120	123,555
Autodesk Inc.
2.40%, 12/15/31	95	83,670
2.85%, 01/15/30	65	61,362
3.50%, 06/15/27	47	46,474
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	85	76,574
2.90%, 12/01/29	85	80,418
Cadence Design Systems Inc., 4.70%, 09/10/34	95	94,003
Camelot Finance SA, 4.50%, 11/01/26(b)	13	12,844
Concentrix Corp.
6.60%, 08/02/28(c)	60	63,471
6.85%, 08/02/33(c)	45	47,309
Constellation Software Inc./Canada, 5.46%, 02/16/34(b)	40	40,837
Elastic NV, 4.13%, 07/15/29(b)	40	38,444
Electronic Arts Inc.
1.85%, 02/15/31	70	61,464
2.95%, 02/15/51	55	34,255
Fair Isaac Corp.
4.00%, 06/15/28(b)	65	63,386
5.25%, 05/15/26(b)	30	30,008
6.00%, 05/15/33(b)	100	101,754
Fidelity National Information Services Inc.
1.65%, 03/01/28	45	42,367
2.25%, 03/01/31	35	31,073
3.10%, 03/01/41	51	37,395
4.50%, 08/15/46	40	32,776
5.10%, 07/15/32	55	56,174
Fiserv Inc.
2.25%, 06/01/27	115	111,396
2.65%, 06/01/30	99	91,427
3.50%, 07/01/29	265	257,117
4.20%, 10/01/28	65	64,930
4.40%, 07/01/49	147	117,492
5.15%, 08/12/34	60	60,128
5.25%, 08/11/35	120	119,578
5.35%, 03/15/31	15	15,606
5.45%, 03/02/28	110	113,103
5.45%, 03/15/34	75	76,834
5.63%, 08/21/33	110	114,186
Intuit Inc.
1.35%, 07/15/27	42	40,094
1.65%, 07/15/30	42	37,384
5.13%, 09/15/28	70	72,343
5.20%, 09/15/33	120	124,322
5.25%, 09/15/26	60	60,625
5.50%, 09/15/53	85	83,311
Open Text Corp.
3.88%, 02/15/28(b)	65	63,173
3.88%, 12/01/29(b)	70	66,052
6.90%, 12/01/27(b)	55	57,114
Open Text Holdings Inc.
4.13%, 02/15/30(b)	60	56,615
4.13%, 12/01/31(b)	47	43,292
Security	Par (000)	Value
Software (continued)
Paychex Inc.
5.10%, 04/15/30	$100	$102,902
5.35%, 04/15/32	25	25,834
5.60%, 04/15/35	110	113,636
PTC Inc., 4.00%, 02/15/28(b)	30	29,397
RingCentral Inc., 8.50%, 08/15/30(b)	30	32,045
Roper Technologies Inc.
1.40%, 09/15/27	80	75,766
1.75%, 02/15/31	66	57,244
2.00%, 06/30/30	70	62,820
2.95%, 09/15/29	55	52,460
3.80%, 12/15/26	49	48,707
4.20%, 09/15/28	145	145,207
4.90%, 10/15/34	75	74,170
ServiceNow Inc., 1.40%, 09/01/30	150	131,379
Synopsys Inc.
4.55%, 04/01/27	150	150,856
4.65%, 04/01/28	100	101,309
4.85%, 04/01/30	155	158,111
5.00%, 04/01/32	35	35,692
5.15%, 04/01/35	250	252,031
5.70%, 04/01/55	110	107,841
Twilio Inc.
3.63%, 03/15/29	35	33,295
3.88%, 03/15/31	35	32,713
VMware LLC
2.20%, 08/15/31	180	157,883
3.90%, 08/21/27	120	119,374
Workday Inc.
3.50%, 04/01/27	65	64,360
3.70%, 04/01/29	25	24,616
3.80%, 04/01/32	190	180,140
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	40	37,554
		6,036,502
Telecommunications — 1.6%
America Movil SAB de CV
2.88%, 05/07/30	10	9,325
3.63%, 04/22/29	5	4,878
4.38%, 07/16/42	30	25,620
4.38%, 04/22/49	75	61,542
6.13%, 11/15/37	10	10,595
6.13%, 03/30/40	230	242,878
6.38%, 03/01/35	110	120,026
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	40	27,392
4.30%, 07/29/49	45	34,836
4.46%, 04/01/48	100	80,961
5.10%, 05/11/33(c)	60	60,566
5.20%, 02/15/34	60	60,170
5.55%, 02/15/54(c)	75	70,451
6.88%, 09/15/55, (5-year CMT + 2.390%)(a)	100	102,474
7.00%, 09/15/55, (5-year CMT + 2.363%)(a)	80	81,872
Series US-4, 3.65%, 03/17/51	50	34,912
Series US-5, 2.15%, 02/15/32	5	4,274
Ciena Corp., 4.00%, 01/31/30(b)	30	28,517
CommScope LLC
4.75%, 09/01/29(b)	61	60,543
7.13%, 07/01/28(b)	52	52,146
8.25%, 03/01/27(b)	80	81,017
9.50%, 12/15/31(b)	72	74,478
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
CommScope Technologies LLC, 5.00%, 03/15/27(b)(c)	$50	$49,503
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	135	140,686
Corning Inc.
3.90%, 11/15/49	32	24,358
4.38%, 11/15/57	57	45,657
4.70%, 03/15/37	14	13,544
4.75%, 03/15/42	50	45,219
5.35%, 11/15/48	51	48,186
5.45%, 11/15/79	70	63,566
5.75%, 08/15/40	41	41,913
5.85%, 11/15/68	20	19,183
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	100	99,775
5.88%, 10/15/27(b)	80	80,011
5.88%, 11/01/29	50	50,459
6.00%, 01/15/30(b)	70	70,749
6.75%, 05/01/29(b)	65	65,635
8.63%, 03/15/31(b)	55	58,408
8.75%, 05/15/30(b)	80	83,752
Frontier Florida LLC, Series E, 6.86%, 02/01/28	50	51,863
Level 3 Financing Inc.
3.88%, 10/15/30(b)	55	46,866
4.00%, 04/15/31(b)	40	33,644
4.50%, 04/01/30(b)	65	58,344
4.88%, 06/15/29(b)	55	51,471
6.88%, 06/30/33(b)	215	217,214
7.00%, 03/31/34(b)	118	118,259
10.00%, 10/15/32(b)	50	50,206
10.75%, 12/15/30(b)	39	43,551
Lumen Technologies Inc.
4.13%, 04/15/29(b)	23	22,839
4.13%, 04/15/30(b)(c)	28	27,737
4.50%, 01/15/29(b)	30	27,343
5.38%, 06/15/29(b)(c)	15	13,583
10.00%, 10/15/32(b)	40	40,837
Series P, 7.60%, 09/15/39	25	21,910
Series U, 7.65%, 03/15/42(c)	20	17,054
Motorola Solutions Inc.
4.60%, 02/23/28	100	101,035
4.60%, 05/23/29	85	85,874
5.00%, 04/15/29	10	10,227
5.40%, 04/15/34	80	82,092
5.50%, 09/01/44	40	39,026
5.55%, 08/15/35	150	154,609
5.60%, 06/01/32	150	156,747
Nokia OYJ
4.38%, 06/12/27	30	29,785
6.63%, 05/15/39	35	35,837
NTT Finance Corp.
4.57%, 07/16/27(b)	200	201,354
4.62%, 07/16/28(b)	300	303,108
4.88%, 07/16/30(b)	200	203,101
5.17%, 07/16/32(b)	200	203,715
5.50%, 07/16/35(b)	300	307,338
Rogers Communications Inc.
2.90%, 11/15/26	79	77,609
3.70%, 11/15/49	40	29,117
3.80%, 03/15/32	125	117,235
4.30%, 02/15/48	70	56,350
4.35%, 05/01/49	80	63,936
Security	Par (000)	Value
Telecommunications (continued)
4.50%, 03/15/42	$65	$55,539
4.50%, 03/15/43	55	46,463
4.55%, 03/15/52	100	80,550
5.00%, 02/15/29	30	30,608
5.00%, 03/15/44	60	53,950
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)	62	61,314
5.30%, 02/15/34	70	70,460
5.45%, 10/01/43	20	18,828
7.00%, 04/15/55, (5-year CMT + 2.653%)(a)	100	102,917
7.13%, 04/15/55, (5-year CMT + 2.620%)(a)	70	72,680
7.50%, 08/15/38	45	52,094
Telecom Italia Capital SA
6.00%, 09/30/34	45	45,072
6.38%, 11/15/33	40	41,545
7.20%, 07/18/36	35	37,079
7.72%, 06/04/38	35	38,211
TELUS Corp.
2.80%, 02/16/27	37	36,236
3.40%, 05/13/32	70	64,151
3.70%, 09/15/27	120	118,814
6.63%, 10/15/55, (5-year CMT + 2.769%)(a)	50	50,901
7.00%, 10/15/55, (5-year CMT + 2.709%)(a)	50	51,279
Verizon Communications Inc.
1.50%, 09/18/30	92	80,203
1.68%, 10/30/30	115	100,843
1.75%, 01/20/31	145	126,444
2.10%, 03/22/28	129	122,775
2.36%, 03/15/32	356	309,009
2.55%, 03/21/31	214	194,071
2.65%, 11/20/40	239	169,557
2.85%, 09/03/41	65	46,181
2.88%, 11/20/50	195	120,336
2.99%, 10/30/56	290	172,237
3.00%, 03/22/27	37	36,366
3.00%, 11/20/60	142	82,973
3.15%, 03/22/30	109	104,045
3.40%, 03/22/41	257	198,621
3.55%, 03/22/51	384	272,351
3.70%, 03/22/61	270	184,484
3.85%, 11/01/42	55	43,707
3.88%, 02/08/29	114	113,174
3.88%, 03/01/52	70	51,784
4.00%, 03/22/50	89	68,195
4.02%, 12/03/29	273	270,756
4.13%, 08/15/46	85	67,938
4.27%, 01/15/36	25	23,228
4.33%, 09/21/28	135	135,895
4.40%, 11/01/34	147	140,192
4.50%, 08/10/33	156	152,348
4.52%, 09/15/48	115	96,302
4.67%, 03/15/55	40	33,585
4.75%, 11/01/41	47	42,385
4.78%, 02/15/35	185	180,296
4.81%, 03/15/39	94	88,180
4.86%, 08/21/46	145	128,912
5.01%, 04/15/49	55	49,639
5.01%, 08/21/54	60	53,214
5.05%, 05/09/33	200	203,346
5.25%, 04/02/35	210	211,672
5.25%, 03/16/37	110	110,128
5.40%, 07/02/37(b)	269	270,020
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.50%, 03/16/47	$32	$30,853
5.50%, 02/23/54(c)	70	67,038
5.85%, 09/15/35	32	33,814
6.40%, 09/15/33	32	35,163
6.55%, 09/15/43	57	62,494
7.75%, 12/01/30	85	98,056
Viasat Inc.
5.63%, 04/15/27(b)	50	49,898
6.50%, 07/15/28(b)(c)	25	24,290
7.50%, 05/30/31(b)	60	56,316
Viavi Solutions Inc., 3.75%, 10/01/29(b)	30	28,043
		11,900,941
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	20	19,691
3.55%, 11/19/26	60	59,380
3.90%, 11/19/29	105	102,266
5.10%, 05/15/44	40	35,203
6.05%, 05/14/34	30	31,183
6.35%, 03/15/40	45	46,716
		294,439
Transportation — 0.2%
CH Robinson Worldwide Inc., 4.20%, 04/15/28	55	55,037
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(d)	200	167,656
JB Hunt Transport Services Inc., 4.90%, 03/15/30	65	66,529
MTR Corp. Ltd., 1.63%, 08/19/30(d)	200	180,084
RXO Inc., 7.50%, 11/15/27(b)	25	25,530
Ryder System Inc.
2.85%, 03/01/27	65	63,700
2.90%, 12/01/26	50	49,128
4.30%, 06/15/27	60	60,077
4.95%, 09/01/29	15	15,334
5.00%, 03/15/30	45	46,064
5.25%, 06/01/28	50	51,360
5.38%, 03/15/29	30	31,019
5.50%, 06/01/29	30	31,261
5.65%, 03/01/28	25	25,860
6.30%, 12/01/28	20	21,296
6.60%, 12/01/33	70	77,493
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(d)	200	187,783
XPO CNW Inc., 6.70%, 05/01/34	20	20,930
XPO Inc.
6.25%, 06/01/28(b)	85	86,609
7.13%, 06/01/31(b)	50	52,131
7.13%, 02/01/32(b)	45	47,238
		1,362,119
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	75	70,418
2.95%, 09/01/27	5	4,897
3.25%, 06/01/51	25	16,764
3.45%, 06/01/29	92	89,859
3.45%, 05/01/50	39	27,395
3.75%, 09/01/28	50	49,637
3.75%, 09/01/47	41	31,017
4.00%, 12/01/46	25	19,999
4.15%, 06/01/49	37	29,257
4.20%, 09/01/48	60	48,185
4.30%, 12/01/42	37	31,600
Security	Par (000)	Value
Water (continued)
4.30%, 09/01/45	$20	$17,015
4.45%, 06/01/32	65	64,662
5.15%, 03/01/34	20	20,454
5.25%, 03/01/35	120	122,195
5.45%, 03/01/54	55	52,855
6.59%, 10/15/37	55	61,780
		757,989
Total Corporate Bonds & Notes — 30.2% (Cost: $231,375,082)		225,511,938
Foreign Government Obligations(g)
Argentina — 0.2%
Argentina Bonar Bonds
1.00%, 07/09/29	48	35,942
1.75%, 07/09/30(h)	284	206,333
3.50%, 07/09/41(h)	50	28,058
4.75%, 07/09/35(h)	370	225,762
5.00%, 01/09/38(h)	190	120,247
Argentina Republic Government International Bonds
0.75%, 07/09/30(c)(h)	376	283,156
1.00%, 07/09/29	80	63,406
3.50%, 07/09/41(h)	280	163,258
4.38%, 07/09/46(c)(h)	62	38,063
4.75%, 07/09/35(h)	525	332,326
5.00%, 01/09/38(c)(h)	290	195,264
		1,691,815
Belgium — 0.0%
Kingdom of Belgium Government International Bonds, 4.88%, 06/10/55(d)	200	177,947
Brazil — 0.1%
Brazil Government International Bonds
5.00%, 01/27/45	200	155,476
5.63%, 01/07/41	300	274,415
7.13%, 01/20/37	125	135,931
8.25%, 01/20/34	260	299,961
10.13%, 05/15/27	120	131,583
		997,366
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(d)	70	68,885
Canada — 0.7%
Canada Government International Bonds
3.75%, 04/26/28	210	210,726
4.00%, 03/18/30	20	20,248
4.63%, 04/30/29	155	160,084
CDP Financial Inc.
1.75%, 02/01/27(b)	40	38,858
4.25%, 07/25/28(b)	255	258,602
CPPIB Capital Inc.
0.88%, 09/09/26(b)	5	4,848
4.25%, 07/20/28(b)	270	274,117
Export Development Canada
3.00%, 05/25/27	200	197,468
3.75%, 09/07/27	150	150,136
3.88%, 02/14/28	130	130,698
4.13%, 02/13/29	220	223,339
4.75%, 06/05/34	60	62,380
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Ontario Teachers' Finance Trust
1.25%, 09/27/30(b)	$250	$219,551
2.00%, 04/16/31(b)	250	225,032
4.63%, 04/10/29(b)	5	5,134
Province of Alberta Canada
1.30%, 07/22/30	125	110,944
3.30%, 03/15/28	30	29,674
4.50%, 01/24/34	50	50,254
Province of British Columbia Canada
1.30%, 01/29/31	90	78,514
3.90%, 08/27/30	200	200,359
4.20%, 07/06/33	110	109,028
4.70%, 01/24/28	5	5,111
4.75%, 06/12/34	130	132,522
4.80%, 11/15/28	150	154,745
4.80%, 06/11/35	150	152,480
4.90%, 04/24/29	135	140,141
7.25%, 09/01/36	20	24,192
Province of Manitoba Canada
1.50%, 10/25/28	75	69,961
4.30%, 07/27/33	5	4,974
4.90%, 05/31/34	65	66,885
Province of New Brunswick Canada, 3.63%, 02/24/28	20	19,908
Province of Ontario Canada
1.05%, 05/21/27	110	104,973
1.13%, 10/07/30	125	109,221
1.60%, 02/25/31	75	66,469
1.80%, 10/14/31	125	109,806
2.00%, 10/02/29	95	88,631
2.13%, 01/21/32	75	66,581
3.10%, 05/19/27	130	128,474
3.70%, 09/17/29	20	19,936
4.20%, 01/18/29	160	162,321
4.70%, 01/15/30	5	5,175
4.85%, 06/11/35	150	153,321
5.05%, 04/24/34	110	114,739
Province of Quebec Canada
1.35%, 05/28/30	90	80,310
1.90%, 04/21/31	50	44,729
2.75%, 04/12/27	68	66,829
3.63%, 04/13/28	200	199,489
4.25%, 09/05/34	30	29,459
4.50%, 04/03/29	110	112,705
4.50%, 09/08/33	105	106,066
Series PD, 7.50%, 09/15/29	110	125,006
Province of Saskatchewan Canada, 3.25%, 06/08/27	5	4,948
PSP Capital Inc.
1.63%, 10/26/28(b)	35	32,817
3.75%, 10/02/29(b)	5	4,990
		5,467,908
Chile — 0.2%
Chile Government International Bonds
2.55%, 01/27/32	200	177,153
3.24%, 02/06/28	200	195,643
3.50%, 01/25/50	200	141,145
3.86%, 06/21/47	200	154,246
4.00%, 01/31/52	200	152,633
4.95%, 01/05/36	200	198,220
5.33%, 01/05/54	200	188,026
		1,207,066
Security	Par (000)	Value
Colombia — 0.1%
Colombia Government International Bonds
4.50%, 03/15/29	$200	$194,779
5.00%, 06/15/45	200	145,664
6.13%, 01/18/41	300	260,717
7.38%, 09/18/37	400	403,034
		1,004,194
Costa Rica — 0.0%
Costa Rica Government International Bonds, 6.55%, 04/03/34(d)	200	211,377
Denmark — 0.0%
Kommunekredit, 4.63%, 03/05/27(d)	200	202,200
Finland — 0.0%
Kuntarahoitus OYJ
3.63%, 10/09/29(b)	20	19,902
4.13%, 12/15/27(b)	5	5,040
4.88%, 01/13/27(b)	200	202,597
		227,539
France — 0.3%
Agence Francaise de Developpement EPIC, 4.50%, 03/05/29(d)	400	406,894
Caisse d'Amortissement de la Dette Sociale
1.00%, 10/21/30(b)	10	8,639
1.25%, 10/28/26(b)	5	4,847
1.38%, 01/20/31(b)	330	288,817
3.75%, 05/24/28(b)	320	319,740
4.25%, 01/24/27(b)	600	602,679
4.50%, 05/22/29(b)	205	209,792
4.88%, 09/19/26(b)	205	206,827
Caisse des Depots et Consignations, 4.25%, 01/31/27(d)	200	200,548
SFIL SA, 5.00%, 04/26/27(d)	200	202,934
		2,451,717
Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27(b)	200	194,065
2.63%, 02/04/51(b)	200	129,621
4.75%, 01/12/28(b)	200	203,481
Hong Kong Government International Bonds
1.38%, 02/02/31(b)	200	176,618
4.00%, 06/07/33(b)	200	196,230
		900,015
Hungary — 0.1%
Hungary Government International Bonds
2.13%, 09/22/31(d)	200	170,064
5.50%, 06/16/34(d)	200	200,597
5.50%, 03/26/36(d)	200	196,705
6.25%, 09/22/32(d)	200	211,432
7.63%, 03/29/41	166	191,787
		970,585
Indonesia — 0.5%
Indonesia Government International Bonds
2.85%, 02/14/30	200	188,333
3.05%, 03/12/51	200	131,310
3.20%, 09/23/61	200	125,327
3.40%, 09/18/29	200	194,227
4.35%, 01/11/48	200	170,008
4.55%, 01/11/28	200	201,804
4.65%, 09/20/32	200	199,819
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
4.70%, 02/10/34	$200	$198,309
4.85%, 01/11/33	200	201,212
5.10%, 02/10/54(c)	400	374,440
6.75%, 01/15/44(d)	200	228,196
7.75%, 01/17/38(d)	100	122,875
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(d)	200	180,203
4.15%, 03/29/27(d)	200	200,141
4.40%, 06/06/27(d)	200	201,057
4.70%, 06/06/32(d)	200	200,537
5.10%, 07/02/29(d)	200	205,674
		3,323,472
Israel — 0.2%
Israel Government International Bonds
5.38%, 03/12/29	200	204,683
5.38%, 02/19/30	200	205,313
5.50%, 03/12/34	200	203,550
5.63%, 02/19/35	200	204,621
5.75%, 03/12/54	200	184,779
State of Israel
3.38%, 01/15/50	400	261,148
3.80%, 05/13/60(d)	200	129,077
		1,393,171
Italy — 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	235	223,657
3.88%, 05/06/51	260	179,213
4.00%, 10/17/49	20	14,400
5.38%, 06/15/33	70	74,002
		491,272
Japan — 0.1%
Development Bank of Japan Inc.
1.00%, 08/27/30(b)	10	8,667
1.25%, 10/20/26(b)	5	4,848
1.25%, 01/28/31(b)	5	4,333
1.75%, 10/20/31(b)	10	8,747
4.00%, 08/28/27(b)	5	5,011
4.50%, 01/30/34(b)	200	201,403
5.13%, 09/01/26(b)	5	5,052
Japan International Cooperation Agency
1.00%, 07/22/30	65	56,286
2.13%, 10/20/26	46	45,004
2.75%, 04/27/27	15	14,704
4.00%, 05/23/28	200	200,699
4.75%, 05/21/29	215	221,106
		775,860
Kazakhstan — 0.1%
Kazakhstan Government International Bonds
4.71%, 04/09/35(d)	200	196,343
4.88%, 10/14/44(d)	200	182,075
		378,418
Kuwait — 0.0%
Kuwait International Government Bonds, 3.50%, 03/20/27(d)	200	197,251
Latvia — 0.0%
Latvia Government International Bonds, 5.13%, 07/30/34(b)	85	86,669
Security	Par (000)	Value
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(d)	$200	$176,210
Netherlands — 0.2%
BNG Bank NV
3.50%, 05/19/28(b)	310	308,344
3.63%, 10/01/26(b)	200	199,373
4.25%, 01/25/29(b)	205	208,307
4.50%, 03/01/27(b)	5	5,048
Nederlandse Waterschapsbank NV
1.00%, 05/28/30(b)	55	48,294
4.00%, 06/01/28(b)	230	231,678
4.38%, 02/28/29(b)	5	5,097
4.50%, 01/16/30(b)	5	5,140
		1,011,281
Norway — 0.1%
Kommunalbanken AS
1.13%, 10/26/26(b)	15	14,537
1.13%, 06/14/30(b)	200	176,748
4.25%, 01/24/29(b)	200	203,267
		394,552
Panama — 0.2%
Panama Government International Bonds
2.25%, 09/29/32	200	158,070
3.16%, 01/23/30	200	183,831
4.50%, 05/15/47	400	293,063
4.50%, 04/16/50	200	141,769
6.70%, 01/26/36	100	102,526
7.88%, 03/01/57	200	213,972
8.88%, 09/30/27	55	59,552
9.38%, 04/01/29	100	113,000
		1,265,783
Paraguay — 0.0%
Paraguay Government International Bonds, 3.85%, 06/28/33(d)	200	183,214
Peru — 0.2%
Peru Government International Bonds
1.86%, 12/01/32	100	81,605
2.78%, 01/23/31	145	132,744
2.78%, 12/01/60	65	34,685
2.84%, 06/20/30	25	23,366
3.00%, 01/15/34	110	94,358
3.30%, 03/11/41	70	52,886
3.55%, 03/10/51	75	51,488
3.60%, 01/15/72	85	51,763
5.38%, 02/08/35	200	202,281
5.63%, 11/18/50	100	95,723
6.55%, 03/14/37	70	76,875
8.75%, 11/21/33	110	136,734
Peruvian Government International Bonds
5.50%, 03/30/36	122	123,084
6.20%, 06/30/55	100	101,198
		1,258,790
Poland — 0.2%
Bank Gospodarstwa Krajowego
5.75%, 07/09/34(d)	200	208,281
6.25%, 07/09/54(d)	200	202,984
Republic of Poland Government International Bonds
4.88%, 02/12/30	140	143,801
4.88%, 10/04/33	90	90,140
5.13%, 09/18/34	100	100,777
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Poland (continued)
5.38%, 02/12/35	$105	$107,344
5.50%, 11/16/27	80	82,611
5.50%, 04/04/53	215	201,438
5.50%, 03/18/54	200	187,406
		1,324,782
Qatar — 0.2%
Qatar Government International Bonds
3.75%, 04/16/30(d)	200	197,469
4.00%, 03/14/29(d)	200	199,703
4.40%, 04/16/50(d)	200	170,890
4.63%, 06/02/46(d)	200	180,490
4.75%, 05/29/34(d)	200	205,845
4.82%, 03/14/49(d)	200	183,083
4.88%, 02/27/35(d)	200	206,968
5.10%, 04/23/48(d)	200	191,219
5.75%, 01/20/42(b)	200	211,717
		1,747,384
Romania — 0.1%
Romania Government International Bonds
3.00%, 02/27/27(d)	60	58,376
3.00%, 02/14/31(d)	100	87,962
3.63%, 03/27/32(d)	66	57,952
4.00%, 02/14/51(d)	100	64,282
5.13%, 06/15/48(d)	60	47,099
5.25%, 11/25/27(d)	60	60,409
6.00%, 05/25/34(d)	50	48,989
6.13%, 01/22/44(d)	60	54,855
6.38%, 01/30/34(d)	200	200,384
6.63%, 02/17/28(d)	110	114,304
7.13%, 01/17/33(d)	100	106,212
7.63%, 01/17/53(d)	50	52,132
		952,956
South Africa — 0.1%
Republic of South Africa Government International Bonds
4.85%, 09/30/29	200	195,301
5.65%, 09/27/47	200	152,307
6.25%, 03/08/41	225	200,289
		547,897
South Korea — 0.1%
Korea Development Bank (The)
4.38%, 02/15/28	200	201,879
4.63%, 02/15/27	200	201,909
Korea International Bonds
1.75%, 10/15/31	200	176,486
4.50%, 07/03/29	200	204,646
Korea Mine Rehabilitation & Mineral Resources Corp., 5.13%, 05/08/29(d)	200	205,484
		990,404
Supranational — 1.8%
African Development Bank
3.50%, 09/18/29	170	168,711
4.00%, 03/18/30	15	15,170
4.13%, 02/25/27	110	110,553
4.38%, 11/03/27	190	192,770
4.38%, 03/14/28	95	96,691
4.50%, 06/12/35	5	5,085
4.63%, 01/04/27	115	116,216
Council of Europe Development Bank
0.88%, 09/22/26	210	203,569
Security	Par (000)	Value
Supranational (continued)
3.63%, 01/26/28	$20	$19,990
4.13%, 01/24/29	95	96,414
4.50%, 01/15/30	25	25,781
4.63%, 06/11/27	35	35,522
European Bank for Reconstruction & Development
4.13%, 01/25/29	195	198,000
4.25%, 03/13/34	150	150,523
4.38%, 03/09/28	50	50,885
European Investment Bank
0.75%, 10/26/26	25	24,142
0.75%, 09/23/30	60	51,831
1.25%, 02/14/31	15	13,154
1.38%, 03/15/27	800	772,162
1.63%, 10/09/29	45	41,535
1.75%, 03/15/29	300	281,286
3.25%, 11/15/27	30	29,751
3.63%, 07/15/30	15	14,938
3.75%, 11/15/29	1,000	1,002,920
3.75%, 02/14/33	5	4,926
3.88%, 03/15/28	10	10,064
4.00%, 02/15/29	20	20,233
4.13%, 02/13/34	405	404,513
4.25%, 08/16/32	200	203,359
4.38%, 03/19/27	60	60,580
4.38%, 10/10/31	5	5,152
4.50%, 10/16/28	405	415,466
4.50%, 03/14/30	400	413,275
4.63%, 02/12/35	205	211,265
4.75%, 06/15/29	25	25,962
Inter-American Development Bank
0.63%, 09/16/27	100	94,048
1.13%, 07/20/28	190	177,037
1.13%, 01/13/31	280	244,040
1.50%, 01/13/27	155	150,301
2.25%, 06/18/29	176	167,208
2.38%, 07/07/27	120	117,169
3.13%, 09/18/28	219	215,785
3.20%, 08/07/42	5	4,021
3.50%, 09/14/29	215	213,554
3.50%, 04/12/33	165	159,184
3.63%, 09/17/31	30	29,611
3.75%, 06/14/30(c)	5	5,005
3.88%, 10/28/41	75	66,109
4.00%, 01/12/28	115	115,913
4.13%, 02/15/29	235	238,559
4.38%, 02/01/27	90	90,703
4.38%, 07/17/34	45	45,569
4.38%, 01/24/44	29	26,839
4.50%, 02/15/30	300	309,634
International Bank for Reconstruction & Development
0.75%, 11/24/27	224	210,173
0.75%, 08/26/30	161	139,283
0.85%, 02/10/27(c)	30	28,701
0.88%, 05/14/30	179	157,236
1.13%, 09/13/28	380	352,808
1.25%, 02/10/31	191	167,198
1.38%, 04/20/28	250	235,944
1.63%, 11/03/31	290	254,367
1.75%, 10/23/29	275	254,652
1.88%, 10/27/26	88	86,059
2.50%, 11/22/27	115	112,177
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
3.13%, 06/15/27	$205	$202,978
3.50%, 07/12/28	240	239,168
3.63%, 09/21/29(c)	50	49,883
3.88%, 10/16/29	300	302,096
3.88%, 02/14/30	185	186,250
3.88%, 08/28/34	270	263,479
4.00%, 07/25/30(c)	85	85,988
4.00%, 01/10/31	300	303,030
4.38%, 08/27/35	250	251,674
4.63%, 08/01/28(c)	225	231,085
4.63%, 01/15/32	300	311,494
4.75%, 11/14/33	245	256,244
4.75%, 02/15/35	25	25,942
Nordic Investment Bank
3.38%, 09/08/27	40	39,764
3.75%, 05/09/30	10	10,012
4.25%, 02/28/29	215	219,132
4.38%, 03/14/28	65	66,144
		13,005,644
Sweden — 0.1%
Kommuninvest I Sverige AB, 3.50%, 08/25/27(b)	20	19,904
Svensk Exportkredit AB
2.25%, 03/22/27	235	229,261
3.75%, 09/13/27	25	24,997
4.13%, 06/14/28	45	45,479
4.25%, 02/01/29	15	15,240
4.88%, 10/04/30	65	68,026
		402,907
Turkey — 0.0%
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	200	200,608
United Arab Emirates — 0.3%
Abu Dhabi Government International Bonds
1.70%, 03/02/31(d)	200	177,126
1.88%, 09/15/31(d)	200	176,671
2.50%, 09/30/29(d)	200	188,994
3.13%, 10/11/27(d)	200	196,526
3.13%, 09/30/49(d)	200	139,069
3.88%, 04/16/50(d)	200	157,841
4.13%, 10/11/47(d)	200	167,921
5.50%, 04/30/54(d)	200	202,216
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(d)	200	187,542
Finance Department Government of Sharjah, 3.63%, 03/10/33(d)	200	175,929
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	188,754
UAE International Government Bonds, 2.88%, 10/19/41(d)	400	301,465
		2,260,054
United Kingdom — 0.0%
Bank of England Euro Note, 4.50%, 03/05/27(b)	30	30,302
Uruguay — 0.1%
Uruguay Government International Bonds
4.13%, 11/20/45	100	85,649
4.38%, 01/23/31	110	110,456
4.98%, 04/20/55	128	113,498
5.10%, 06/18/50	219	202,128
5.75%, 10/28/34	50	53,001
7.63%, 03/21/36	120	143,896
Security	Par (000)	Value
Uruguay (continued)
7.88%, 01/15/33, (7.88% PIK)(f)	$85	$100,905
		809,533
Total Foreign Government Obligations — 6.5% (Cost: $49,838,643)		48,787,028
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 21.7%
Federal Home Loan Mortgage Corp.
3.00%, 05/01/29	190	187,835
4.00%, 01/01/48	30	28,755
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.03%, 09/25/28	250	236,605
Series K070, Class A2, 3.30%, 11/25/27(a)	200	197,307
Series K115, Class A2, 1.38%, 06/25/30	50	44,278
Series K131, Class A2, 1.85%, 07/25/31	1,000	883,369
Series K739, Class A2, 1.34%, 09/25/27	177	169,197
Federal National Mortgage Association-ACES
Series 2017-M3, Class A2, 2.56%, 12/25/26(a)	125	122,025
Series 2018-M12, Class A2, 3.75%, 08/25/30(a)	50	49,110
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	340	296,660
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	219,138
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	490	422,542
Government National Mortgage Association
2.00%, 08/20/50	137	112,080
2.00%, 11/20/50	366	299,336
2.00%, 12/20/50	2,626	2,150,576
2.00%, 01/20/51	3,579	2,930,942
2.00%, 02/20/51	1,388	1,136,957
2.00%, 10/20/51	971	794,701
2.00%, 12/20/51	336	275,261
2.50%, 10/20/50	438	373,393
2.50%, 01/20/51	156	133,106
2.50%, 05/20/51	1,718	1,463,701
2.50%, 08/20/51	103	87,401
2.50%, 11/20/51	2,923	2,489,553
2.50%, 12/20/51	736	627,249
2.50%, 02/20/52	1,521	1,295,565
2.50%, 08/20/52	294	250,622
3.00%, 03/20/45	26	23,660
3.00%, 12/20/45	3	2,860
3.00%, 01/20/46	3	2,851
3.00%, 03/20/46	212	190,437
3.00%, 05/20/46	2	1,749
3.00%, 08/20/46	8	7,573
3.00%, 09/20/46	77	68,851
3.00%, 04/20/49	39	35,317
3.00%, 10/15/49	25	22,308
3.00%, 12/20/49	860	765,824
3.00%, 02/20/50	299	265,419
3.00%, 07/20/50	100	88,591
3.00%, 12/20/50	137	121,952
3.00%, 08/20/51	896	794,646
3.00%, 09/20/51	758	672,278
3.00%, 10/20/51	496	439,387
3.00%, 11/20/51	115	102,114
3.00%, 02/20/52	762	675,240
3.50%, 10/20/42	616	577,431
3.50%, 05/20/47	351	324,930
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 09/20/47	$672	$621,538
3.50%, 02/20/48	122	112,838
3.50%, 03/20/49	295	272,143
3.50%, 09/20/49	187	171,899
3.50%, 10/20/49	124	113,989
3.50%, 12/20/49	52	47,745
3.50%, 01/20/50	276	253,782
3.50%, 01/20/52	767	702,837
3.50%, 02/20/52	272	249,545
3.50%, 09/22/55(i)	375	341,266
4.00%, 02/20/49	656	622,140
4.00%, 01/20/50	37	34,729
4.00%, 07/20/52	77	72,195
4.00%, 08/20/52	281	264,654
4.00%, 09/20/52	653	613,957
4.00%, 12/20/52	190	178,214
4.00%, 09/22/55(i)	300	279,824
4.50%, 07/20/41	149	147,836
4.50%, 09/20/48	74	72,442
4.50%, 01/20/49	147	144,378
4.50%, 06/20/53	573	555,817
4.50%, 10/20/54	487	469,398
4.50%, 11/20/54	369	355,503
4.50%, 09/22/55(i)	2,250	2,166,699
5.00%, 07/20/52	39	39,165
5.00%, 09/20/52	404	401,087
5.00%, 12/20/52	315	312,720
5.00%, 01/20/53	195	193,824
5.00%, 04/20/53	120	119,758
5.00%, 11/20/53	209	208,074
5.00%, 09/15/54(i)	865	856,213
5.00%, 10/20/54	130	128,625
5.00%, 11/20/54	916	906,051
5.50%, 12/20/52	528	534,620
5.50%, 01/20/53	53	53,710
5.50%, 04/20/53	290	293,358
5.50%, 05/20/53	114	114,846
5.50%, 06/20/53	153	155,027
5.50%, 07/20/53	212	214,592
5.50%, 09/20/53	568	574,884
5.50%, 09/15/54(i)	1,150	1,158,442
5.50%, 10/20/54	523	527,694
5.50%, 12/20/54	456	459,354
6.00%, 09/20/53	97	99,422
6.00%, 10/20/53	148	151,415
6.00%, 07/20/54	701	716,769
6.00%, 08/20/54	728	743,654
6.00%, 09/15/54(i)	1,175	1,198,297
6.50%, 10/20/53	20	21,055
6.50%, 09/15/54(i)	995	1,023,741
6.50%, 02/20/55	574	590,187
6.50%, 03/20/55	123	126,585
6.50%, 06/20/55	159	164,067
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	131	116,953
1.50%, 10/01/36	52	46,263
1.50%, 02/01/37	1,062	948,170
1.50%, 03/01/37	1,334	1,191,121
1.50%, 04/01/37	103	92,028
1.50%, 08/01/37	91	80,813
1.50%, 09/18/40(i)	200	178,760
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
1.50%, 11/01/50	$396	$299,369
1.50%, 03/01/51	566	428,314
1.50%, 04/01/51	415	313,733
1.50%, 05/01/51	799	604,372
1.50%, 07/01/51	1,432	1,083,470
2.00%, 12/01/35	36	33,148
2.00%, 02/01/36	586	542,142
2.00%, 03/01/36	117	107,993
2.00%, 04/01/36	43	39,755
2.00%, 05/01/36	85	78,443
2.00%, 06/01/36	479	439,439
2.00%, 08/01/36	323	297,089
2.00%, 09/01/36	580	532,127
2.00%, 10/01/36	187	172,459
2.00%, 11/01/36	168	154,998
2.00%, 12/01/36	365	335,818
2.00%, 01/01/37	490	451,178
2.00%, 02/01/37	615	565,051
2.00%, 04/01/37	1,600	1,467,864
2.00%, 05/01/37	243	222,875
2.00%, 06/01/37	530	485,376
2.00%, 09/18/40(i)	850	779,750
2.00%, 07/01/50	229	184,288
2.00%, 08/01/50	673	544,411
2.00%, 09/01/50	297	239,060
2.00%, 10/01/50	681	547,431
2.00%, 11/01/50	1,501	1,204,189
2.00%, 12/01/50	51	41,371
2.00%, 01/01/51	614	492,988
2.00%, 02/01/51	310	248,089
2.00%, 03/01/51	1,917	1,537,259
2.00%, 04/01/51	1,159	927,723
2.00%, 05/01/51	953	763,415
2.00%, 06/01/51	723	581,308
2.00%, 07/01/51	554	443,851
2.00%, 08/01/51	1,772	1,416,386
2.00%, 10/01/51	2,477	1,986,396
2.00%, 11/01/51	2,093	1,678,417
2.00%, 12/01/51	2,325	1,873,857
2.00%, 01/01/52	2,404	1,922,966
2.00%, 02/01/52	394	314,032
2.00%, 04/01/52	1,025	817,821
2.00%, 10/01/52	2,253	1,795,724
2.00%, 09/15/55(i)	1,850	1,469,281
2.50%, 07/01/32	225	217,323
2.50%, 11/01/34	29	27,337
2.50%, 10/01/35	85	80,713
2.50%, 03/01/36	67	63,490
2.50%, 05/01/36	364	341,823
2.50%, 06/01/36	66	62,147
2.50%, 07/01/36	264	248,259
2.50%, 08/01/36	72	67,597
2.50%, 04/01/37	260	244,002
2.50%, 05/01/37	292	273,364
2.50%, 06/01/37	295	276,261
2.50%, 09/18/40(i)	600	562,906
2.50%, 10/01/50	83	70,917
2.50%, 11/01/50	1,100	926,694
2.50%, 12/01/50	258	216,101
2.50%, 01/01/51	258	215,011
2.50%, 03/01/51	459	385,784
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 04/01/51	$121	$100,928
2.50%, 07/01/51	1,634	1,367,095
2.50%, 08/01/51	1,267	1,070,145
2.50%, 09/01/51	1,377	1,155,206
2.50%, 10/01/51	954	797,180
2.50%, 11/01/51	2,086	1,744,217
2.50%, 12/01/51	2,956	2,482,916
2.50%, 01/01/52	2,705	2,256,847
2.50%, 02/01/52	394	331,048
2.50%, 04/01/52	2,560	2,137,123
2.50%, 07/01/52	135	112,862
2.50%, 01/01/54	427	356,390
2.50%, 09/15/55(i)	2,175	1,805,548
3.00%, 03/01/30	47	46,489
3.00%, 09/01/34	288	278,037
3.00%, 03/01/35	26	25,490
3.00%, 07/01/35	20	18,987
3.00%, 07/01/38	186	177,916
3.00%, 09/15/39(i)	750	717,009
3.00%, 11/01/46	79	70,470
3.00%, 04/01/48	504	459,592
3.00%, 11/01/48	104	92,059
3.00%, 02/01/49	724	651,192
3.00%, 12/01/49	1,021	903,704
3.00%, 08/01/50	144	127,746
3.00%, 10/01/50	223	193,995
3.00%, 01/01/51	63	55,781
3.00%, 04/01/51	70	60,248
3.00%, 07/01/51	931	815,681
3.00%, 08/01/51	368	320,280
3.00%, 11/01/51	57	49,424
3.00%, 01/01/52	1,055	926,607
3.00%, 02/01/52	390	340,424
3.00%, 04/01/52	3,975	3,472,888
3.00%, 05/01/52	1,236	1,076,956
3.00%, 09/15/55(i)	1,250	1,082,759
3.50%, 02/01/34	75	73,704
3.50%, 09/18/40(i)	425	411,462
3.50%, 07/01/45	1,415	1,312,342
3.50%, 07/01/47	50	45,654
3.50%, 09/01/47	508	467,381
3.50%, 10/01/47	265	243,453
3.50%, 11/01/47	66	60,805
3.50%, 02/01/48	315	289,083
3.50%, 02/01/49	50	46,029
3.50%, 03/01/49	203	186,811
3.50%, 06/01/49	299	274,469
3.50%, 08/01/49	59	54,043
3.50%, 12/01/49	264	238,972
3.50%, 02/01/51	1,421	1,297,988
3.50%, 10/01/51	628	577,079
3.50%, 06/01/52	790	721,072
3.50%, 07/01/52	265	242,112
3.50%, 09/15/54(i)	1,575	1,422,670
4.00%, 08/01/37	25	24,434
4.00%, 09/01/37	35	34,381
4.00%, 11/01/37	48	47,659
4.00%, 02/01/38	25	24,823
4.00%, 05/01/38	22	21,863
4.00%, 11/01/38	13	13,113
4.00%, 09/15/39(i)	875	859,004
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 11/01/39	$222	$218,379
4.00%, 12/01/39	135	132,437
4.00%, 09/01/47	33	31,415
4.00%, 05/01/48	975	924,059
4.00%, 09/01/48	293	277,705
4.00%, 03/01/49	149	141,283
4.00%, 07/01/49	598	567,031
4.00%, 08/01/49	211	201,506
4.00%, 04/01/50	441	417,454
4.00%, 05/01/50	213	201,056
4.00%, 03/01/51	1,049	993,140
4.00%, 05/01/52	444	416,549
4.00%, 06/01/52	571	535,482
4.00%, 08/01/52	530	497,860
4.00%, 09/15/55(i)	1,300	1,213,230
4.50%, 04/01/49	69	67,586
4.50%, 09/01/50	330	323,216
4.50%, 10/01/50	121	117,748
4.50%, 05/01/52	127	124,213
4.50%, 06/01/52	658	636,329
4.50%, 09/01/52	913	883,494
4.50%, 10/01/52	1,676	1,624,116
4.50%, 11/01/52	38	36,829
4.50%, 12/01/52	280	272,036
4.50%, 08/01/53	35	33,759
4.50%, 03/01/55	244	234,611
4.50%, 09/15/55(i)	450	432,832
5.00%, 09/01/49	21	21,408
5.00%, 08/01/52	100	99,803
5.00%, 09/01/52	237	235,925
5.00%, 10/01/52	351	349,518
5.00%, 11/01/52	305	304,148
5.00%, 12/01/52	259	257,853
5.00%, 01/01/53	747	742,683
5.00%, 03/01/53	81	80,552
5.00%, 04/01/53	213	210,588
5.00%, 06/01/53	181	180,700
5.00%, 10/01/54	813	801,592
5.00%, 11/01/54	614	605,916
5.00%, 12/01/54	1,455	1,443,339
5.00%, 01/01/55	364	360,677
5.00%, 09/15/55(i)	1,450	1,429,981
5.50%, 09/01/52	96	98,071
5.50%, 11/01/52	278	282,800
5.50%, 12/01/52	538	548,621
5.50%, 01/01/53	1,176	1,195,001
5.50%, 02/01/53	674	681,552
5.50%, 03/01/53	166	168,490
5.50%, 04/01/53	139	141,629
5.50%, 05/01/53	1,871	1,886,032
5.50%, 06/01/53	40	40,896
5.50%, 03/01/54	556	560,470
5.50%, 05/01/54	270	273,849
5.50%, 09/15/54(i)	1,680	1,689,458
5.50%, 11/01/54	1,167	1,184,032
5.50%, 03/01/55	270	273,165
5.50%, 04/01/55	204	207,838
5.50%, 05/01/55	348	350,501
5.50%, 07/01/55	547	551,052
6.00%, 12/01/52	61	62,134
6.00%, 01/01/53	61	63,846
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 06/01/53	$71	$73,321
6.00%, 07/01/53	183	187,562
6.00%, 08/01/53	277	286,261
6.00%, 09/01/53	381	392,706
6.00%, 11/01/53	574	589,400
6.00%, 12/01/53	170	175,324
6.00%, 01/01/54	302	309,783
6.00%, 02/01/54	105	108,363
6.00%, 03/01/54	244	250,119
6.00%, 05/01/54	1,155	1,187,946
6.00%, 08/01/54	1,058	1,082,553
6.00%, 09/01/54	217	224,670
6.00%, 09/15/54(i)	2,825	2,886,048
6.00%, 10/01/54	277	283,733
6.00%, 02/01/55	395	406,792
6.00%, 03/01/55	409	419,649
6.00%, 05/01/55	390	400,418
6.00%, 06/01/55	72	73,549
6.00%, 07/01/55	655	669,594
6.00%, 08/01/55	129	131,941
6.50%, 10/01/53	43	44,247
6.50%, 11/01/53	53	54,728
6.50%, 12/01/53	462	482,636
6.50%, 01/01/54	650	681,484
6.50%, 02/01/54	563	590,378
6.50%, 03/01/54	235	243,501
6.50%, 08/01/54	730	758,758
6.50%, 09/01/54	132	137,457
6.50%, 09/17/54(i)	925	958,550
6.50%, 01/01/55	751	782,006
6.50%, 04/01/55	421	436,792
6.50%, 07/01/55	131	136,314
		161,869,852
U.S. Government Obligations — 39.0%
U.S. Treasury Note/Bond
0.38%, 09/30/27	1,100	1,029,273
0.50%, 05/31/27	1,000	947,109
0.50%, 08/31/27	780	733,505
0.50%, 10/31/27	560	524,081
0.63%, 03/31/27	800	762,750
0.63%, 11/30/27	700	655,539
0.63%, 12/31/27	1,445	1,349,607
0.63%, 05/15/30	115	99,951
0.63%, 08/15/30	2,050	1,766,523
0.75%, 08/31/26	600	581,836
0.75%, 01/31/28	1,700	1,588,969
0.88%, 09/30/26	1,900	1,840,848
0.88%, 11/15/30	1,190	1,031,674
1.00%, 07/31/28	2,100	1,951,031
1.13%, 10/31/26	1,100	1,066,398
1.13%, 02/28/27	700	673,887
1.13%, 02/29/28	2,130	2,005,695
1.13%, 08/31/28	2,400	2,233,125
1.13%, 02/15/31	1,015	886,618
1.13%, 05/15/40	2,000	1,244,375
1.13%, 08/15/40	1,590	978,347
1.25%, 11/30/26	1,900	1,841,812
1.25%, 12/31/26	1,700	1,644,883
1.25%, 03/31/28	2,143	2,020,447
1.25%, 04/30/28	1,400	1,317,750
1.25%, 05/31/28	1,600	1,502,875
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.25%, 06/30/28	$1,660	$1,556,639
1.25%, 09/30/28	1,700	1,584,852
1.25%, 08/15/31	1,950	1,685,074
1.25%, 05/15/50	1,482	698,393
1.38%, 10/31/28	1,970	1,840,257
1.38%, 12/31/28	1,400	1,303,312
1.38%, 11/15/31	2,650	2,289,973
1.38%, 11/15/40	1,650	1,051,102
1.38%, 08/15/50	1,440	695,700
1.50%, 01/31/27	2,000	1,938,516
1.50%, 11/30/28	1,300	1,217,125
1.63%, 10/31/26	600	585,188
1.63%, 05/15/31	1,800	1,602,422
1.63%, 11/15/50	1,600	825,500
1.75%, 01/31/29	2,800	2,634,406
1.75%, 08/15/41	1,970	1,304,202
1.88%, 02/28/27	1,000	973,281
1.88%, 02/28/29	1,050	990,691
1.88%, 02/15/32	2,150	1,904,934
1.88%, 02/15/41	1,839	1,263,450
1.88%, 02/15/51	1,770	973,500
1.88%, 11/15/51	1,954	1,063,403
2.00%, 11/15/26	2,000	1,957,969
2.00%, 11/15/41	1,300	891,109
2.00%, 02/15/50	1,400	808,281
2.00%, 08/15/51	2,124	1,198,733
2.25%, 02/15/27	570	558,155
2.25%, 08/15/27	700	681,789
2.25%, 11/15/27	1,000	971,328
2.25%, 05/15/41	1,550	1,123,023
2.25%, 08/15/46	1,300	841,750
2.25%, 08/15/49	500	308,516
2.25%, 02/15/52	1,320	789,113
2.38%, 05/15/27	600	587,273
2.38%, 03/31/29	680	652,056
2.38%, 05/15/29	1,000	957,266
2.38%, 02/15/42	1,275	922,582
2.38%, 11/15/49	500	316,328
2.38%, 05/15/51	2,036	1,264,865
2.50%, 03/31/27	1,030	1,011,130
2.50%, 02/15/45	1,075	748,973
2.50%, 02/15/46	760	521,075
2.50%, 05/15/46	900	615,094
2.63%, 05/31/27	1,400	1,375,336
2.63%, 02/15/29	1,000	968,359
2.63%, 07/31/29	1,000	963,594
2.75%, 04/30/27	2,784	2,742,458
2.75%, 07/31/27	1,000	983,555
2.75%, 02/15/28	1,400	1,372,328
2.75%, 05/31/29	900	872,719
2.75%, 08/15/32	2,400	2,228,250
2.75%, 08/15/42	290	220,219
2.75%, 11/15/42	400	302,188
2.75%, 08/15/47	550	387,148
2.75%, 11/15/47	600	421,219
2.88%, 05/15/28	1,000	981,563
2.88%, 08/15/28	600	588,141
2.88%, 04/30/29	800	779,750
2.88%, 05/15/32	2,000	1,878,750
2.88%, 05/15/43	200	152,875
2.88%, 08/15/45	960	709,950
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.88%, 11/15/46	$600	$436,688
2.88%, 05/15/49	200	141,406
2.88%, 05/15/52	1,300	896,391
3.00%, 05/15/42	250	198,203
3.00%, 11/15/44	500	381,484
3.00%, 05/15/45	990	750,544
3.00%, 11/15/45	400	301,500
3.00%, 02/15/47	500	371,172
3.00%, 05/15/47	600	444,094
3.00%, 02/15/48	800	586,875
3.00%, 08/15/48	700	510,891
3.00%, 02/15/49	300	217,875
3.00%, 08/15/52	1,400	989,844
3.13%, 11/15/28	1,100	1,084,273
3.13%, 08/31/29	1,900	1,864,523
3.13%, 02/15/43	500	398,594
3.13%, 08/15/44	500	390,625
3.13%, 05/15/48	550	411,813
3.25%, 06/30/27	900	893,707
3.25%, 06/30/29	2,400	2,367,750
3.25%, 05/15/42	700	575,531
3.38%, 09/15/27	833	829,160
3.38%, 05/15/33	2,800	2,684,062
3.38%, 08/15/42	826	688,807
3.38%, 05/15/44	100	81,469
3.50%, 09/30/26	1,061	1,057,146
3.50%, 01/31/28	638	636,555
3.50%, 04/30/28	1,000	997,578
3.50%, 09/30/29	1,273	1,266,337
3.50%, 01/31/30	1,440	1,430,325
3.50%, 04/30/30	800	793,813
3.50%, 02/15/33	2,751	2,666,751
3.63%, 03/31/28	924	924,938
3.63%, 05/31/28	453	453,389
3.63%, 08/31/29	1,964	1,963,386
3.63%, 03/31/30	700	698,469
3.63%, 09/30/31	750	741,621
3.63%, 08/15/43	200	170,531
3.63%, 02/15/53	1,114	891,722
3.63%, 05/15/53	1,195	955,440
3.75%, 08/31/26	962	960,835
3.75%, 04/30/27	2,550	2,552,789
3.75%, 06/30/27	1,720	1,723,023
3.75%, 08/15/27	1,124	1,126,371
3.75%, 04/15/28	360	361,378
3.75%, 05/15/28	477	479,012
3.75%, 12/31/28	1,200	1,205,437
3.75%, 05/31/30	1,210	1,213,214
3.75%, 06/30/30	438	439,163
3.75%, 12/31/30	800	800,313
3.75%, 08/31/31	636	633,665
3.75%, 11/15/43	300	259,734
3.88%, 03/31/27	2,827	2,834,509
3.88%, 05/31/27	1,126	1,129,871
3.88%, 07/31/27	1,930	1,938,142
3.88%, 10/15/27	785	789,048
3.88%, 11/30/27	1,223	1,229,884
3.88%, 12/31/27	800	804,875
3.88%, 03/15/28	366	368,631
3.88%, 06/15/28	386	389,016
3.88%, 09/30/29	1,900	1,916,922
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 11/30/29	$1,450	$1,462,348
3.88%, 12/31/29	1,895	1,911,581
3.88%, 04/30/30	2,263	2,282,271
3.88%, 06/30/30	2,997	3,022,053
3.88%, 07/31/30	1,596	1,609,092
3.88%, 08/15/33	3,027	2,996,279
3.88%, 08/15/34	2,969	2,911,012
3.88%, 02/15/43	488	433,558
3.88%, 05/15/43	486	430,869
4.00%, 01/15/27	704	706,200
4.00%, 12/15/27	502	506,432
4.00%, 02/29/28	1,000	1,009,609
4.00%, 06/30/28	538	544,010
4.00%, 01/31/29	2,617	2,649,917
4.00%, 07/31/29	1,133	1,148,048
4.00%, 10/31/29	1,050	1,064,355
4.00%, 02/28/30	2,166	2,196,629
4.00%, 03/31/30	2,868	2,907,435
4.00%, 05/31/30	2,469	2,503,527
4.00%, 07/31/30	600	607,969
4.00%, 01/31/31	995	1,006,971
4.00%, 04/30/32	653	656,877
4.00%, 06/30/32	1,132	1,138,014
4.00%, 07/31/32	557	559,611
4.00%, 02/15/34	2,838	2,822,036
4.00%, 11/15/42	488	441,945
4.00%, 11/15/52	1,104	947,370
4.13%, 10/31/26	863	865,764
4.13%, 01/31/27	1,634	1,642,170
4.13%, 02/15/27	860	864,535
4.13%, 02/28/27	1,561	1,569,964
4.13%, 09/30/27	900	909,070
4.13%, 11/15/27	536	541,737
4.13%, 07/31/28	500	507,344
4.13%, 03/31/29	1,700	1,728,953
4.13%, 10/31/29	1,792	1,824,620
4.13%, 11/30/29	1,605	1,634,592
4.13%, 08/31/30	662	674,464
4.13%, 03/31/31	990	1,007,634
4.13%, 07/31/31	674	685,163
4.13%, 10/31/31	498	505,665
4.13%, 11/30/31	1,120	1,136,888
4.13%, 02/29/32	599	607,283
4.13%, 03/31/32	1,140	1,155,497
4.13%, 05/31/32	467	472,983
4.13%, 11/15/32	2,608	2,637,340
4.13%, 08/15/44	1,178	1,070,139
4.13%, 08/15/53	1,338	1,172,004
4.25%, 11/30/26	923	927,939
4.25%, 12/31/26	1,203	1,210,237
4.25%, 03/15/27	1,545	1,557,251
4.25%, 01/15/28	372	377,377
4.25%, 02/15/28	1,304	1,323,764
4.25%, 02/28/29	1,312	1,339,470
4.25%, 06/30/29	1,500	1,532,930
4.25%, 01/31/30	2,487	2,545,872
4.25%, 02/28/31	1,000	1,024,219
4.25%, 06/30/31	900	920,883
4.25%, 11/15/34	3,110	3,130,895
4.25%, 05/15/35	1,770	1,776,084
4.25%, 08/15/35	550	551,117
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.25%, 05/15/39	$400	$388,188
4.25%, 02/15/54	1,454	1,301,103
4.25%, 08/15/54	1,653	1,479,177
4.38%, 12/15/26	677	681,945
4.38%, 07/15/27	1,210	1,225,645
4.38%, 08/31/28	800	817,688
4.38%, 11/30/28	1,556	1,592,590
4.38%, 12/31/29	2,000	2,056,875
4.38%, 11/30/30	687	707,771
4.38%, 01/31/32	537	552,103
4.38%, 05/15/34	2,824	2,879,597
4.38%, 08/15/43	1,373	1,298,129
4.50%, 04/15/27	2,013	2,038,005
4.50%, 05/15/27	1,620	1,641,642
4.50%, 05/31/29	2,370	2,441,655
4.50%, 12/31/31	629	651,408
4.50%, 11/15/33	2,771	2,858,027
4.50%, 02/15/36	100	102,500
4.50%, 02/15/44	1,006	964,345
4.50%, 11/15/54	1,342	1,253,092
4.63%, 09/15/26	1,400	1,410,992
4.63%, 10/15/26	1,400	1,412,141
4.63%, 11/15/26	1,047	1,056,857
4.63%, 06/15/27	1,000	1,016,445
4.63%, 09/30/28	1,101	1,133,755
4.63%, 04/30/29	1,960	2,027,069
4.63%, 09/30/30	600	624,984
4.63%, 04/30/31	800	834,125
4.63%, 05/31/31	1,000	1,042,578
4.63%, 02/15/35	3,074	3,179,669
4.63%, 05/15/44	599	582,715
4.63%, 11/15/44	682	661,753
4.63%, 05/15/54	1,501	1,430,172
4.63%, 02/15/55	1,646	1,569,358
4.75%, 02/15/37	600	624,000
4.75%, 11/15/43	885	876,841
4.75%, 02/15/45	1,456	1,434,387
4.75%, 11/15/53	1,517	1,474,808
4.75%, 05/15/55	1,158	1,126,698
4.75%, 08/15/55	500	486,641
4.88%, 10/31/28	1,400	1,452,937
4.88%, 10/31/30	771	812,261
5.00%, 05/15/37	400	424,813
5.00%, 05/15/45	687	698,593
		291,450,694
Total U.S. Government & Agency Obligations — 60.7% (Cost: $485,506,114)		453,320,546
Total Long-Term Investments — 98.8% (Cost: $776,747,463)		737,369,745
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.26%(j)(k)(l)	34,601,140	$34,601,140
Total Short-Term Securities — 4.6% (Cost: $34,601,140)		34,601,140
Total Investments Before TBA Sales Commitments — 103.4% (Cost: $811,348,603)		771,970,885
	Par (000)
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.3)%
Government National Mortgage Association, 6.50%, 09/15/54	$(120)	(123,466)
Uniform Mortgage-Backed Securities
2.50%, 09/15/55	(1,100)	(913,151)
5.50%, 09/15/54	(200)	(201,126)
6.00%, 09/15/54	(500)	(510,805)
6.50%, 09/17/54	(225)	(233,161)
Total TBA Sales Commitments — (0.3)% (Proceeds: $(1,975,245))		(1,981,709)
Total Investments, Net of TBA Sales Commitments — 103.1% (Cost: $809,373,358)		769,989,176
Liabilities in Excess of Other Assets — (3.1)%		(23,375,620)
Net Assets — 100.0%		$746,613,556

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$36,345,727	$—	$(1,744,587)(a)	$—	$—	$34,601,140	34,601,140	$642,939 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,741,319	$—	$2,741,319
Collateralized Mortgage Obligations	—	7,008,914	—	7,008,914
Corporate Bonds & Notes	—	225,511,938	—	225,511,938
Foreign Government Obligations	—	48,787,028	—	48,787,028
U.S. Government & Agency Obligations	—	453,320,546	—	453,320,546
Short-Term Securities
Money Market Funds	34,601,140	—	—	34,601,140
Liabilities
Investments
TBA Sales Commitments	—	(1,981,709)	—	(1,981,709)
	$34,601,140	$735,388,036	$—	$769,989,176
See notes to financial statements.
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
August 31, 2025

iShares ESG Advanced Total USD Bond Market ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$737,369,745
Investments, at value—affiliated(c)	34,601,140
Cash	2,292
Foreign currency, at value(d)	927
Receivables:
Investments sold	7,391,852
Securities lending income—affiliated	4,455
TBA sales commitments	1,975,245
Dividends—affiliated	108,640
Interest—unaffiliated	6,301,197
Total assets	787,755,493
LIABILITIES
Collateral on securities loaned, at value	5,651,140
TBA sales commitments, at value(e)	1,981,709
Payables:
Investments purchased	33,435,576
Investment advisory fees	73,512
Total liabilities	41,141,937
Commitments and contingent liabilities
NET ASSETS	$746,613,556
NET ASSETS CONSIST OF
Paid-in capital	$818,121,399
Accumulated loss	(71,507,843)
NET ASSETS	$746,613,556
NET ASSET VALUE
Shares outstanding	17,100,000
Net asset value	$43.66
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$776,747,463
(b) Securities loaned, at value	$5,511,170
(c) Investments, at cost—affiliated	$34,601,140
(d) Foreign currency, at cost	$860
(e) Proceeds from TBA sales commitments	$1,975,245
See notes to financial statements.
Statement of Assets and Liabilities
46

Statement of Operations (unaudited)
Six Months Ended August 31, 2025

iShares ESG Advanced Total USD Bond Market ETF
INVESTMENT INCOME
Dividends—affiliated	$614,214
Interest—unaffiliated	13,675,515
Securities lending income—affiliated—net	28,725
Payment-in-kind interest—unaffiliated	10,017
Other income—unaffiliated	18,700
Total investment income	14,347,171
EXPENSES
Investment advisory	429,809
Total expenses	429,809
Less:
Investment advisory fees waived	(12,913)
Total expenses after fees waived	416,896
Net investment income	13,930,275
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,188,685)
In-kind redemptions—unaffiliated(a)	(30,718)
(1,219,403)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	5,100,713
Foreign currency translations	85
5,100,798
Net realized and unrealized gain	3,881,395
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,811,670
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	iShares ESG Advanced Total USD Bond Market ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$13,930,275	$24,471,412
Net realized loss	(1,219,403)	(4,990,493)
Net change in unrealized appreciation (depreciation)	5,100,798	19,296,819
Net increase in net assets resulting from operations	17,811,670	38,777,738
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,586,469)(b)	(24,090,005)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	51,383,196	85,977,750
NET ASSETS
Total increase in net assets	55,608,397	100,665,483
Beginning of period	691,005,159	590,339,676
End of period	$746,613,556	$691,005,159

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statement of Changes in Net Assets
48

Financial Highlights
(For a share outstanding throughout each period)

	iShares ESG Advanced Total USD Bond Market ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Period From 06/23/20(a) to 02/28/21
Net asset value, beginning of period	$43.46	$42.47	$42.27	$47.64	$49.61	$50.00
Net investment income(b)	0.85	1.60	1.35	1.01	0.60	0.35
Net realized and unrealized gain (loss)(c)	0.18	0.97	0.19	(5.38)	(2.01)	(0.42)
Net increase (decrease) from investment operations	1.03	2.57	1.54	(4.37)	(1.41)	(0.07)
Distributions from net investment income(d)	(0.83)(e)	(1.58)	(1.34)	(1.00)	(0.56)	(0.32)
Net asset value, end of period	$43.66	$43.46	$42.47	$42.27	$47.64	$49.61
Total Return(f)
Based on net asset value	2.39%(g)	6.17%	3.70%	(9.22)%	(2.85)%	(0.16)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.12%(i)	0.12%	0.12%	0.12%	0.12%	0.12%(i)
Total expenses after fees waived	0.12%(i)	0.12%	0.12%	0.11%	0.11%	0.11%(i)
Net investment income	3.89%(i)	3.73%	3.19%	2.32%	1.23%	1.03%(i)
Supplemental Data
Net assets, end of period (000)	$746,614	$691,005	$590,340	$570,693	$609,795	$188,521
Portfolio turnover rate(j)(k)	51%	100%	63%	167%	243%	216%(g)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
49
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
ESG Advanced Total USD Bond Market	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting:  The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not
Notes to Financial Statements
50

Notes to Financial Statements (unaudited) (continued)
otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are
51
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
52

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Advanced Total USD Bond Market
Barclays Bank PLC	$1,014,495	$(1,014,495)	$—	$—
Barclays Capital, Inc.	90,740	(90,740)	—	—
BNP Paribas SA	1,135,427	(1,135,427)	—	—
BofA Securities, Inc.	521,729	(506,158)	—	15,571
Citigroup Global Markets, Inc.	122,227	(122,227)	—	—
Goldman Sachs & Co. LLC	204,892	(197,270)	—	7,622
J.P. Morgan Securities LLC	857,676	(857,676)	—	—
Jefferies LLC	229,359	(229,359)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	35,540	(35,540)	—	—
Morgan Stanley	553,040	(553,040)	—	—
National Bank of Canada	188,416	(188,416)	—	—
Pershing LLC	197,370	(197,370)	—	—
RBC Capital Markets LLC	237,953	(237,953)	—	—
State Street Bank & Trust Co.	11,801	(11,801)	—	—
Wells Fargo Securities LLC	110,505	(110,505)	—	—
	$5,511,170	$(5,487,977)	$—	$23,193

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.12%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares ESG Advanced Total USD Bond Market ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2030 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
ESG Advanced Total USD Bond Market	$12,913
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
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2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended August 31, 2025, the Fund paid BTC $7,634 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended August 31, 2025, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
ESG Advanced Total USD Bond Market	$321,608,567	$308,755,581	$49,730,274	$52,623,496
For the six months ended August 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
ESG Advanced Total USD Bond Market	$46,338,550	$6,711,099
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and
Notes to Financial Statements
54

Notes to Financial Statements (unaudited) (continued)
judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of February 28, 2025, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
ESG Advanced Total USD Bond Market	$(33,121,610)

(a)	Amounts available to offset future realized capital gains.
As of August 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Advanced Total USD Bond Market	$811,550,570	$6,237,274	$(45,823,423)	$(39,586,149)
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s  ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed
55
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 08/31/25		Year Ended 02/28/25
iShares ETF	Shares	Amount	Shares	Amount
ESG Advanced Total USD Bond Market
Shares sold	1,400,000	$60,055,279	2,700,000	$115,949,768
Shares redeemed	(200,000)	(8,672,083)	(700,000)	(29,972,018)
	1,200,000	$51,383,196	2,000,000	$85,977,750
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
56

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
57
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares ESG Advanced Total USD Bond Market ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
Board Review and Approval of Investment Advisory Contract
58

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
59
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
60

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
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2025 iShares Semi-Annual Financial Statements and Additional Information

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August 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares High Yield Systematic Bond ETF | HYDB | Cboe BZX Exchange
• iShares Investment Grade Systematic Bond ETF | IGEB | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
August 31, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.2%
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	$2,453	$2,594,337
9.75%, 11/15/30(a)	9,518	10,482,364
TransDigm Inc., 6.38%, 03/01/29(a)	5,717	5,853,253
		18,929,954
Airlines — 1.5%
American Airlines Inc.
7.25%, 02/15/28(a)(b)	8,497	8,717,344
8.50%, 05/15/29(a)(b)	3,469	3,635,325
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	12,919	12,837,534
		25,190,203
Apparel — 0.7%
Under Armour Inc., 7.25%, 07/15/30(a)(b)	4,971	4,963,280
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	7,246	6,663,598
		11,626,878
Auto Manufacturers — 2.3%
Allison Transmission Inc., 5.88%, 06/01/29(a)(b)	2,677	2,697,862
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	12,913	12,561,723
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	5,573	5,516,814
5.50%, 07/15/29(a)(b)	4,425	4,420,479
5.88%, 01/15/28(a)(b)	2,039	2,041,516
New Flyer Holdings Inc., 9.25%, 07/01/30(a)	3,891	4,173,860
Nissan Motor Co. Ltd., 8.13%, 07/17/35(a)	5,755	6,097,455
		37,509,709
Auto Parts & Equipment — 0.8%
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)(b)	9,055	9,468,461
Phinia Inc., 6.75%, 04/15/29(a)	4,009	4,138,298
		13,606,759
Beverages — 0.5%
Primo Water Holdings Inc./Triton Water Holdings Inc., 4.38%, 04/30/29(a)	8,967	8,669,312
Biotechnology — 0.6%
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)(b)	9,734	9,164,678
Building Materials — 1.3%
Builders FirstSource Inc., 6.38%, 06/15/32(a)(b)	6,997	7,215,418
Sisecam U.K. PLC
8.25%, 05/02/29(a)(b)	3,874	4,043,982
8.63%, 05/02/32(a)(b)	9,268	9,731,400
		20,990,800
Chemicals — 1.2%
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	6,893	6,883,484
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	4,670	5,013,759
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	8,111	7,947,685
		19,844,928
Coal — 0.6%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	3,940	4,163,689
SunCoke Energy Inc., 4.88%, 06/30/29(a)	6,267	5,721,060
Warrior Met Coal Inc., 7.88%, 12/01/28(a)	300	306,807
		10,191,556
Security	Par (000)	Value
Commercial Services — 4.6%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	$5,404	$5,223,817
4.88%, 07/15/32(a)(b)	7,984	7,682,670
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	2,163	2,153,921
Alta Equipment Group Inc., 9.00%, 06/01/29(a)	731	695,486
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.38%, 06/15/32(a)(b)	6,937	7,240,688
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.00%, 02/15/31(a)(b)	5,988	6,178,358
8.25%, 01/15/30(a)(b)	3,302	3,417,985
Deluxe Corp.
8.00%, 06/01/29(a)(b)	5,727	5,671,124
8.13%, 09/15/29(a)	5,319	5,541,132
GEO Group Inc. (The), 8.63%, 04/15/29	3,143	3,323,851
Hertz Corp. (The), 12.63%, 07/15/29(a)	1,214	1,261,594
Korn Ferry, 4.63%, 12/15/27(a)	1,610	1,583,341
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	1,143	1,107,285
6.25%, 01/15/28(a)(b)	5,956	5,954,179
PROG Holdings Inc., 6.00%, 11/15/29(a)	7,565	7,346,750
United Rentals North America Inc., 4.88%, 01/15/28	4,129	4,106,222
Upbound Group Inc., 6.38%, 02/15/29(a)	5,649	5,536,597
		74,025,000
Computers — 1.5%
ASGN Inc., 4.63%, 05/15/28(a)	6,565	6,425,165
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(a)	6,460	6,181,115
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)	10,499	11,107,764
		23,714,044
Diversified Financial Services — 11.8%
Ally Financial Inc., 6.70%, 02/14/33(b)	5,798	6,020,983
Atlanticus Holdings Corp., 9.75%, 09/01/30(a)	7,280	7,241,606
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	1,340	1,337,974
6.88%, 04/15/30(a)	3,289	3,300,485
7.50%, 07/15/33(a)	1,375	1,405,250
9.25%, 07/01/31(a)	7,936	8,447,975
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	13,810	13,103,885
3.63%, 10/01/31(a)	387	346,382
Credit Acceptance Corp.
6.63%, 03/15/30(a)	5,533	5,604,575
9.25%, 12/15/28(a)(b)	5,856	6,182,091
Enova International Inc.
9.13%, 08/01/29(a)	6,103	6,435,369
11.25%, 12/15/28(a)	3,445	3,672,518
goeasy Ltd.
6.88%, 02/15/31(a)	298	298,008
7.38%, 10/01/30(a)	1,102	1,135,403
7.63%, 07/01/29(a)	6,855	7,098,832
9.25%, 12/01/28(a)	5,526	5,815,452
LD Holdings Group LLC, 6.13%, 04/01/28(a)	4,171	3,672,433
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28(a)	1,041	1,038,905
5.75%, 11/15/31(a)	3,242	3,272,835
OneMain Finance Corp.
3.88%, 09/15/28(b)	1,225	1,174,284
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.38%, 11/15/29	$374	$369,799
6.63%, 01/15/28	861	882,762
6.75%, 03/15/32	6,305	6,454,599
7.13%, 11/15/31(b)	8,642	8,977,370
7.50%, 05/15/31(b)	519	544,059
7.88%, 03/15/30	1,307	1,382,782
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	1,706	1,645,449
5.75%, 09/15/31(a)(b)	6,035	5,921,276
6.75%, 02/15/34(a)	650	654,435
6.88%, 05/15/32(a)(b)	8,906	9,118,292
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29(a)	1,269	1,209,814
3.88%, 03/01/31(a)(b)	11,991	11,205,213
4.00%, 10/15/33(a)(b)	3,144	2,834,583
SLM Corp., 3.13%, 11/02/26(b)	4,539	4,449,839
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	6,710	6,897,129
StoneX Group Inc., 7.88%, 03/01/31(a)	6,208	6,562,272
Synchrony Financial, 7.25%, 02/02/33(b)	8,254	8,697,978
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	8,379	8,252,026
5.75%, 06/15/27(a)(b)	4,522	4,516,778
UWM Holdings LLC, 6.63%, 02/01/30(a)	9,412	9,561,340
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)(b)	5,296	5,559,042
		192,302,082
Electric — 1.7%
NRG Energy Inc.
3.88%, 02/15/32(a)	5,984	5,496,351
5.75%, 01/15/28	3,797	3,809,029
PG&E Corp.
5.00%, 07/01/28	9,861	9,748,697
5.25%, 07/01/30(b)	4,791	4,669,161
Vistra Operations Co. LLC, 5.50%, 09/01/26(a)	3,500	3,494,886
		27,218,124
Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	6,741	6,453,479
4.75%, 06/15/28(a)	7,013	6,896,071
		13,349,550
Engineering & Construction — 1.1%
IHS Holding Ltd.
7.88%, 05/29/30(a)	6,350	6,479,727
8.25%, 11/29/31(a)	7,430	7,666,680
Tutor Perini Corp., 11.88%, 04/30/29(a)(b)	3,749	4,209,017
		18,355,424
Entertainment — 2.7%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(a)(b)	5,283	4,266,022
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	1,782	1,733,210
6.50%, 05/15/27(a)	7,227	7,302,804
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	10,530	6,133,725
5.88%, 09/01/31(a)	5,473	3,174,340
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)	13,161	11,833,678
8.45%, 07/27/30(a)	249	250,354
Security	Par (000)	Value
Entertainment (continued)
Warnermedia Holdings Inc., 4.28%, 03/15/32(b)	$10,631	$9,174,553
		43,868,686
Food — 0.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)	2,882	2,864,455
Gas — 1.7%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27(b)	6,074	6,061,228
9.38%, 06/01/28(a)(b)	5,949	6,139,261
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33(a)(b)	3,245	3,559,353
7.75%, 05/01/35(a)	11,259	12,536,266
		28,296,108
Health Care - Products — 1.0%
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	10,551	10,990,449
Embecta Corp., 5.00%, 02/15/30(a)(b)	6,415	6,011,408
		17,001,857
Health Care - Services — 1.7%
DaVita Inc.
3.75%, 02/15/31(a)	6,391	5,831,810
4.63%, 06/01/30(a)	12,448	11,983,993
Fortrea Holdings Inc., 7.50%, 07/01/30(a)	1,779	1,694,900
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(a)	9,282	8,119,305
		27,630,008
Holding Companies - Diversified — 1.6%
Clue Opco LLC, 9.50%, 10/15/31(a)(b)	8,111	8,635,011
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29(b)	8,200	8,151,620
10.00%, 11/15/29(a)(b)	8,920	8,829,766
		25,616,397
Home Builders — 1.1%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	6,347	5,820,606
6.25%, 09/15/27(a)(b)	6,855	6,828,344
Century Communities Inc., 3.88%, 08/15/29(a)	6,442	6,000,731
		18,649,681
Home Furnishings — 0.4%
Somnigroup International Inc., 3.88%, 10/15/31(a)	6,432	5,884,286
Insurance — 0.4%
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)(b)	6,833	7,091,581
Internet — 2.2%
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	6,044	6,023,198
Rakuten Group Inc.
9.75%, 04/15/29(a)	9,941	11,043,887
11.25%, 02/15/27(a)	4,228	4,571,504
Wayfair LLC
7.25%, 10/31/29(a)	9,414	9,598,787
7.75%, 09/15/30(a)(b)	4,797	4,956,040
		36,193,416
Iron & Steel — 0.6%
Algoma Steel Inc., 9.13%, 04/15/29(a)	3,196	2,833,085
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Champion Iron Canada Inc., 7.88%, 07/15/32(a)(b)	$5,977	$6,237,818
		9,070,903
Leisure Time — 1.7%
Carnival Corp., 6.00%, 05/01/29(a)(b)	10,636	10,773,917
NCL Corp. Ltd., 5.88%, 02/15/27(a)	9,796	9,816,581
Sabre GLBL Inc.
10.75%, 11/15/29(a)	3,110	3,006,568
11.13%, 07/15/30(a)	3,627	3,554,823
11.25%, 12/15/27(a)	1,214	1,250,420
		28,402,309
Lodging — 1.6%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	6,355	5,917,223
5.00%, 06/01/29(a)(b)	4,638	4,485,784
Station Casinos LLC, 4.63%, 12/01/31(a)(b)	6,439	6,093,057
Travel + Leisure Co., 4.50%, 12/01/29(a)	8,030	7,778,884
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	1,099	1,099,733
		25,374,681
Machinery — 0.5%
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	8,919	8,706,140
Manufacturing — 0.4%
LSB Industries Inc., 6.25%, 10/15/28(a)	5,814	5,768,304
Media — 6.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	3,618	3,337,296
4.25%, 01/15/34(a)(b)	12,878	11,181,677
4.50%, 05/01/32(b)	12,878	11,776,361
4.50%, 06/01/33(a)(b)	10,216	9,112,262
4.75%, 02/01/32(a)(b)	10,083	9,353,270
Discovery Communications LLC
5.00%, 09/20/37(b)	7,245	5,347,680
6.35%, 06/01/40	4,382	3,410,379
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	11,957	11,737,162
5.63%, 07/15/27(a)(b)	2,864	2,860,895
Sinclair Television Group Inc.
4.38%, 12/31/32(a)(b)	2,115	1,500,254
5.50%, 03/01/30(a)(b)	9,640	7,928,900
8.13%, 02/15/33(a)	382	391,359
9.75%, 02/15/33(a)(b)	3,472	3,797,500
TEGNA Inc.
4.63%, 03/15/28(b)	9,659	9,578,949
5.00%, 09/15/29(b)	5,374	5,379,578
		96,693,522
Metal Fabricate & Hardware — 0.1%
Park-Ohio Industries Inc., 8.50%, 08/01/30(a)	1,710	1,738,933
Mining — 6.2%
Aris Mining Corp., 8.00%, 10/31/29(a)(b)	5,096	5,274,360
Eldorado Gold Corp., 6.25%, 09/01/29(a)(b)	5,775	5,789,008
Endeavour Mining PLC, 7.00%, 05/28/30(a)(b)	6,294	6,428,120
First Quantum Minerals Ltd.
7.25%, 02/15/34(a)	1,450	1,463,994
8.63%, 06/01/31(a)(b)	6,184	6,459,837
9.38%, 03/01/29(a)	7,247	7,704,204
Security	Par (000)	Value
Mining (continued)
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(a)(b)	$7,171	$6,818,697
6.13%, 04/15/32(a)(b)	9,534	9,785,078
Hecla Mining Co., 7.25%, 02/15/28	2,027	2,047,132
IAMGOLD Corp., 5.75%, 10/15/28(a)(b)	5,300	5,263,460
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)(b)	8,860	8,972,372
Novelis Corp.
4.75%, 01/30/30(a)(b)	12,184	11,716,919
6.38%, 08/15/33(a)	5	5,051
6.88%, 01/30/30(a)(b)	4,328	4,490,789
Stillwater Mining Co.
4.00%, 11/16/26(a)(b)	6,742	6,608,457
4.50%, 11/16/29(a)(b)	6,881	6,317,494
Taseko Mines Ltd., 8.25%, 05/01/30(a)(b)	5,870	6,171,571
		101,316,543
Office Furnishings — 0.3%
Steelcase Inc., 5.13%, 01/18/29	5,185	5,162,445
Oil & Gas — 6.3%
California Resources Corp., 8.25%, 06/15/29(a)(b)	10,147	10,483,637
CNX Resources Corp.
6.00%, 01/15/29(a)	4,535	4,544,759
7.38%, 01/15/31(a)	4,686	4,859,930
Comstock Resources Inc., 6.75%, 03/01/29(a)	14,463	14,251,598
CVR Energy Inc., 8.50%, 01/15/29(a)(b)	647	653,970
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)(b)	6,110	6,480,773
Energean PLC, 6.50%, 04/30/27(a)(b)	5,425	5,364,918
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	7,365	7,534,896
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	8,489	8,834,986
Noble Finance II LLC, 8.00%, 04/15/30(a)(b)	11,675	12,087,058
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	7,741	7,799,383
8.75%, 06/15/31(a)(b)	4,947	5,082,212
Talos Production Inc.
9.00%, 02/01/29(a)(b)	6,822	7,022,553
9.38%, 02/01/31(a)	6,543	6,780,380
		101,781,053
Oil & Gas Services — 1.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	1,438	1,442,816
Bristow Group Inc., 6.88%, 03/01/28(a)(b)	1,852	1,854,850
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	3,533	3,533,752
Weatherford International Ltd., 8.63%, 04/30/30(a)(b)	10,545	10,807,655
		17,639,073
Packaging & Containers — 1.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)(b)	950	871,752
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	2,158	2,050,100
5.25%, 08/15/27(a)	8,973	3,953,503
Klabin Austria GmbH, 7.00%, 04/03/49(a)	7,732	7,874,733
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31(a)(b)	$4,461	$4,539,041
7.38%, 06/01/32(a)(b)	3,065	3,089,848
		22,378,977
Pharmaceuticals — 1.7%
1261229 BC Ltd., 10.00%, 04/15/32(a)	4,057	4,212,590
Bausch Health Companies Inc.
6.25%, 02/15/29(a)	1,985	1,560,706
11.00%, 09/30/28(a)	4,740	4,971,075
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	7,417	7,721,905
Grifols SA, 4.75%, 10/15/28(a)(b)	8,635	8,367,470
		26,833,746
Pipelines — 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(a)	3,945	3,944,039
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	11,122	11,625,905
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32(b)	3,193	3,314,171
8.00%, 05/15/33	6,622	6,917,023
8.88%, 04/15/30(b)	4,846	5,128,861
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	5,598	5,582,279
Venture Global LNG Inc.
8.13%, 06/01/28(a)	5,015	5,196,558
8.38%, 06/01/31(a)(b)	8,621	9,044,964
9.88%, 02/01/32(a)(b)	10,959	11,933,025
		62,686,825
Real Estate — 2.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp., 9.75%, 04/15/30(a)(b)	6,015	6,389,499
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	5,673	5,584,944
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)(b)	6,061	6,120,737
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	7,723	7,387,595
4.38%, 02/01/31(a)	7,627	7,103,667
		32,586,442
Real Estate Investment Trusts — 5.2%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	6,496	6,245,160
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)(b)	6,101	5,995,514
Iron Mountain Inc.
4.50%, 02/15/31(a)(b)	1,896	1,803,731
5.25%, 03/15/28(a)	820	818,057
5.63%, 07/15/32(a)	2,048	2,029,946
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	382	268,834
4.63%, 08/01/29(b)	14,261	11,241,387
5.00%, 10/15/27(b)	7,023	6,652,695
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	6,386	6,215,883
5.88%, 10/01/28(a)	4,491	4,486,428
Rithm Capital Corp.
8.00%, 04/01/29(a)	8,877	9,087,252
8.00%, 07/15/30(a)	4,436	4,529,023
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)(b)	$5,956	$5,588,872
Starwood Property Trust Inc.
4.38%, 01/15/27(a)(b)	3,484	3,444,102
6.50%, 10/15/30(a)	5,617	5,798,351
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, 6.50%, 02/15/29(a)	4,907	4,673,430
XHR LP, 4.88%, 06/01/29(a)(b)	6,073	5,909,198
		84,787,863
Retail — 4.3%
Advance Auto Parts Inc.
7.00%, 08/01/30(a)	3,324	3,410,849
7.38%, 08/01/33(a)	4,255	4,361,375
Brinker International Inc., 8.25%, 07/15/30(a)	2,946	3,132,567
FirstCash Inc.
4.63%, 09/01/28(a)	5,320	5,223,628
5.63%, 01/01/30(a)	5,957	5,947,151
Gap Inc. (The)
3.63%, 10/01/29(a)(b)	8,944	8,388,180
3.88%, 10/01/31(a)(b)	5,968	5,379,072
Kohl's Corp.
5.13%, 05/01/31(b)	9,025	7,100,922
10.00%, 06/01/30(a)(b)	4,284	4,600,875
Macy's Retail Holdings LLC
6.13%, 03/15/32(a)(b)	2,019	1,970,634
7.38%, 08/01/33(a)(b)	2,295	2,356,462
Patrick Industries Inc., 6.38%, 11/01/32(a)	5,944	6,029,611
QXO Building Products Inc., 6.75%, 04/30/32(a)	11,315	11,686,186
		69,587,512
Software — 2.1%
CoreWeave Inc.
9.00%, 02/01/31(a)(b)	4,596	4,550,024
9.25%, 06/01/30(a)	11,767	11,809,185
Dye & Durham Ltd., 8.63%, 04/15/29(a)	6,565	6,861,324
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)(b)	5,785	5,799,884
ROBLOX Corp., 3.88%, 05/01/30(a)	4,580	4,354,477
		33,374,894
Telecommunications — 5.8%
CommScope LLC, 7.13%, 07/01/28(a)	6,684	6,705,756
EchoStar Corp., Series ., 10.75%, 11/30/29	747	803,959
GCI LLC, 4.75%, 10/15/28(a)	7,250	7,060,666
Hughes Satellite Systems Corp.
5.25%, 08/01/26	9,126	8,841,627
6.63%, 08/01/26(b)	11,222	10,384,906
Level 3 Financing Inc.
3.88%, 10/15/30(a)(b)	6,119	5,201,150
4.00%, 04/15/31(a)(b)	6,031	5,050,963
4.50%, 04/01/30(a)(b)	4,078	3,660,005
4.88%, 06/15/29(a)(b)	2,878	2,683,735
7.00%, 03/31/34(a)	2,200	2,214,942
10.75%, 12/15/30(a)(b)	2,002	2,259,879
Lumen Technologies Inc., 10.00%, 10/15/32(a)(b)	4,292	4,347,360
Millicom International Cellular SA
4.50%, 04/27/31(a)(b)	9,661	9,002,442
7.38%, 04/02/32(a)	5,114	5,277,679
Viasat Inc., 7.50%, 05/30/31(a)(b)	10,210	9,584,467
Zegona Finance PLC, 8.63%, 07/15/29(a)	9,994	10,629,918
		93,709,454
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing — 0.7%
FTAI Aviation Investors LLC, 5.50%, 05/01/28(a)	$10,765	$10,761,085
Total Corporate Bonds & Notes — 97.1% (Cost: $1,553,133,859)		1,576,146,180
	Shares
Common Stocks
Passenger Airlines — 0.0%
Azul SA, ADR NVS(c)	2	1
Total Common Stocks — 0.0% (Cost $0)		1
Total Long-Term Investments — 97.1% (Cost: $1,553,133,859)		1,576,146,181
Short-Term Securities
Money Market Funds — 21.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	343,486,898	343,658,642
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.26%(d)(e)	6,240,000	$6,240,000
Total Short-Term Securities — 21.6% (Cost: $349,842,361)		349,898,642
Total Investments — 118.7% (Cost: $1,902,976,220)		1,926,044,823
Liabilities in Excess of Other Assets — (18.7)%		(303,412,010)
Net Assets — 100.0%		$1,622,632,813

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$290,875,869	$52,790,455 (a)	$—	$(32,214)	$24,532	$343,658,642	343,486,898	$1,064,155 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,030,000	210,000 (a)	—	—	—	6,240,000	6,240,000	199,317	—
				$(32,214)	$24,532	$349,898,642		$1,263,472	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,576,146,180	$—	$1,576,146,180
Common Stocks	1	—	—	1
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® High Yield Systematic Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$349,898,642	$—	$—	$349,898,642
	$349,898,643	$1,576,146,180	$—	$1,926,044,823
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments (unaudited)
August 31, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group Inc., 5.30%, 11/01/34(a)	$1,747	$1,773,374
Aerospace & Defense — 1.8%
Boeing Co. (The)
3.20%, 03/01/29	663	637,638
3.25%, 02/01/35	3,379	2,883,117
3.60%, 05/01/34	3,595	3,203,898
5.15%, 05/01/30	5,495	5,636,388
6.39%, 05/01/31	1,547	1,680,150
6.53%, 05/01/34	1,388	1,520,063
General Electric Co.
5.88%, 01/14/38	722	774,332
6.75%, 03/15/32	80	90,532
HEICO Corp., 5.35%, 08/01/33	869	892,577
L3Harris Technologies Inc., 5.40%, 07/31/33	2,660	2,747,350
Northrop Grumman Corp., 4.75%, 06/01/43	460	414,621
RTX Corp.
4.50%, 06/01/42	3,864	3,405,502
4.88%, 10/15/40	476	451,415
		24,337,583
Agriculture — 2.3%
Altria Group Inc.
5.38%, 01/31/44(a)	3,164	3,026,008
5.63%, 02/06/35	915	939,623
5.80%, 02/14/39	4,824	4,923,426
6.88%, 11/01/33	686	767,000
BAT Capital Corp.
5.63%, 08/15/35(a)	690	707,919
6.34%, 08/02/30	314	338,791
6.42%, 08/02/33	909	991,036
7.08%, 08/02/43	4,264	4,730,017
7.75%, 10/19/32	874	1,012,402
Philip Morris International Inc.
5.38%, 02/15/33	2,842	2,942,008
5.75%, 11/17/32	1,167	1,235,481
6.38%, 05/16/38(a)	4,499	4,981,472
Reynolds American Inc.
5.70%, 08/15/35	780	802,752
5.85%, 08/15/45	3,497	3,373,825
		30,771,760
Apparel — 0.5%
Tapestry Inc.
5.10%, 03/11/30	1,825	1,865,235
5.50%, 03/11/35	4,610	4,659,960
		6,525,195
Banks — 12.2%
Bank of America Corp.
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	6,523	6,264,736
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	3,930	3,981,857
Series RR, 4.38%, (5-year CMT + 2.760%)(a)(b)(c)	764	746,288
Series TT, 6.13%, (5-year CMT + 3.231%)(b)(c)	6,254	6,312,133
Bank of New York Mellon Corp. (The), Series F, 4.63%, (3-mo. CME Term SOFR + 3.393%)(b)(c)	5,844	5,807,851
Citibank NA
4.93%, 08/06/26	4,899	4,931,847
5.49%, 12/04/26	750	761,901
Citigroup Inc., 3.40%, 05/01/26	238	236,569
Security	Par (000)	Value
Banks (continued)
Citizens Financial Group Inc.
5.72%, 07/23/32, (1-day SOFR + 1.910%)(b)	$1,508	$1,574,992
5.84%, 01/23/30, (1-day SOFR + 2.010%)(b)	5,835	6,068,653
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(b)	2,446	2,475,768
5.63%, 01/29/32, (1-day SOFR + 1.840%)(b)	5,674	5,941,774
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27	235	233,907
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	5,742	6,110,349
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.947%)(b)	375	338,340
2.85%, 06/04/31, (1-day SOFR + 2.387%)(b)	445	412,932
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(a)(b)	6,601	6,496,375
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	3,833	3,860,063
5.40%, 08/11/33, (1-day SOFR + 2.870%)(b)	1,129	1,165,263
5.55%, 03/04/30, (1-day SOFR + 1.460%)(b)	5,546	5,758,839
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	3,703	3,935,742
Huntington Bancshares Inc./Ohio, 6.21%, 08/21/29, (1-day SOFR + 2.020%)(b)	5,942	6,261,936
JPMorgan Chase & Co.
2.55%, 11/08/32, (1-day SOFR + 1.180%)(b)	7,227	6,443,550
2.96%, 01/25/33, (1-day SOFR + 1.260%)(b)	7,013	6,361,644
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	2,100	2,125,991
5.04%, 01/23/28, (1-day SOFR + 1.190%)(b)	2,205	2,228,054
Series NN, 6.88%, (5-year CMT + 2.737%)(a)(b)(c)	3,469	3,645,142
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(b)	2,389	2,370,711
6.08%, 03/13/32, (1-day SOFR + 2.260%)(b)	5,005	5,313,686
7.41%, 10/30/29, (1-day SOFR + 2.800%)(b)	255	277,639
Morgan Stanley
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	7,495	6,985,190
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	3,787	3,664,163
6.63%, 11/01/34, (1-day SOFR + 2.050%)(b)	392	435,184
PNC Financial Services Group Inc. (The)
Series U, 6.00%, (5-year CMT + 3.000%)(b)(c)	6,920	6,966,322
Series V, 6.20%, (5-year CMT + 3.238%)(a)(b)(c)	6,020	6,116,404
Regions Financial Corp., 5.72%, 06/06/30, (1-day SOFR +1.490%)(b)	4,409	4,589,320
Santander Holdings USA Inc.
5.74%, 03/20/31, (1-day SOFR + 1.878%)(b)	4,650	4,832,507
6.17%, 01/09/30, (1-day SOFR + 2.500%)(b)	3,125	3,279,951
Truist Financial Corp., 5.87%, 06/08/34, (1-day SOFR + 2.361%)(b)	1,813	1,905,773
U.S. Bancorp
5.30%, (3-mo. CME Term SOFR + 3.176%)(a)(b)(c)	5,810	5,792,194
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)	3,620	3,720,460
Wells Fargo & Co.
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)	1,750	1,760,322
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	2,510	2,582,983
5.50%, 01/23/35, (1-day SOFR + 1.780%)(b)	817	843,089
6.49%, 10/23/34, (1-day SOFR + 2.060%)(b)	486	534,445
		162,452,839
Beverages — 0.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36	5,143	5,019,312
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	407	415,376
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
8.20%, 01/15/39	$1,621	$2,067,472
Coca-Cola Co. (The), 2.75%, 06/01/60(a)	7,988	4,683,744
		12,185,904
Biotechnology — 1.6%
Amgen Inc.
1.65%, 08/15/28	2,375	2,219,349
4.40%, 05/01/45	2,406	2,035,194
Biogen Inc.
2.25%, 05/01/30(a)	7,358	6,698,642
5.75%, 05/15/35	1,030	1,063,176
Bio-Rad Laboratories Inc., 3.70%, 03/15/32	5,550	5,174,422
Gilead Sciences Inc., 5.65%, 12/01/41	2,061	2,105,344
Royalty Pharma PLC
5.15%, 09/02/29	1,122	1,152,484
5.40%, 09/02/34(a)	1,162	1,176,786
		21,625,397
Building Materials — 0.8%
Amrize Finance US LLC, 5.40%, 04/07/35(d)	540	547,904
CRH America Finance Inc., 5.40%, 05/21/34	4,600	4,723,515
Eagle Materials Inc., 2.50%, 07/01/31	5,190	4,641,112
		9,912,531
Commercial Services — 0.5%
Equifax Inc., 2.35%, 09/15/31	4,335	3,822,338
Quanta Services Inc., 5.25%, 08/09/34(a)	1,799	1,821,434
Rollins Inc., 5.25%, 02/24/35	1,565	1,575,349
		7,219,121
Computers — 2.1%
Apple Inc.
2.55%, 08/20/60(a)	10,247	5,809,342
2.80%, 02/08/61	1,500	877,631
2.85%, 08/05/61	2,760	1,626,664
CGI Inc., 4.95%, 03/14/30(d)	1,861	1,898,634
Dell International LLC/EMC Corp.
5.50%, 04/01/35	174	177,253
8.10%, 07/15/36	5,450	6,599,733
Leidos Inc.
2.30%, 02/15/31	355	315,621
4.38%, 05/15/30	3,325	3,308,180
5.40%, 03/15/32(a)	1,565	1,616,830
5.50%, 03/15/35	1,605	1,642,812
NetApp Inc.
5.50%, 03/17/32	1,870	1,936,134
5.70%, 03/17/35	1,940	1,999,557
		27,808,391
Diversified Financial Services — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	6,605	6,047,084
5.38%, 12/15/31(a)	495	510,943
6.50%, 01/31/56, (5-year CMT + 2.441%)(a)(b)	375	385,766
6.95%, 03/10/55, (5-year CMT + 2.720%)(b)	4,407	4,614,078
American Express Co., 3.55%, (5-year CMT + 2.854%)(b)(c)	6,597	6,437,132
Blue Owl Finance LLC
3.13%, 06/10/31	399	361,742
6.25%, 04/18/34	6,089	6,357,250
Capital One Financial Corp.
6.31%, 06/08/29, (1-day SOFR + 2.640%)(b)	4,591	4,818,588
7.15%, 10/29/27, (1-day SOFR + 2.440%)(b)	860	886,152
7.62%, 10/30/31, (1-day SOFR + 3.070%)(b)	5,478	6,215,176
Security	Par (000)	Value
Diversified Financial Services (continued)
Charles Schwab Corp. (The), Series K, 5.00%, (5-year CMT + 3.256%)(a)(b)(c)	$4,818	$4,782,789
Enact Holdings Inc., 6.25%, 05/28/29	4,726	4,931,609
LPL Holdings Inc.
5.70%, 05/20/27	245	249,707
6.00%, 05/20/34(a)	991	1,023,946
6.75%, 11/17/28	3,958	4,236,824
Radian Group Inc., 6.20%, 05/15/29	1,134	1,187,474
TPG Operating Group II LP, 5.88%, 03/05/34	1,165	1,220,355
Visa Inc., 2.00%, 08/15/50	12,204	6,529,269
		60,795,884
Electric — 13.1%
Ameren Corp., 5.38%, 03/15/35	2,195	2,230,066
Ameren Illinois Co.
3.85%, 09/01/32(a)	1,173	1,116,982
4.95%, 06/01/33	373	379,401
5.55%, 07/01/54	1,761	1,726,731
American Electric Power Co. Inc.
3.88%, 02/15/62, (5-year CMT + 2.675%)(b)	4,721	4,576,960
5.63%, 03/01/33	4,814	5,041,719
Arizona Public Service Co., 5.55%, 08/01/33(a)	1,191	1,234,463
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	1,382	1,415,108
4.95%, 04/01/33	1,066	1,078,886
5.05%, 03/01/35	1,557	1,564,233
Series AQ, 4.95%, 08/15/35	1,990	1,973,153
CenterPoint Energy Inc.
5.40%, 06/01/29	1,690	1,750,800
6.70%, 05/15/55, (5-year CMT + 2.586%)(b)	1,301	1,332,326
Consumers Energy Co.
4.63%, 05/15/33	1,706	1,693,576
4.70%, 01/15/30	2,305	2,353,152
Dominion Energy Inc.
4.35%, (5-year CMT + 3.195%)(a)(b)(c)	6,345	6,223,062
5.45%, 03/15/35(a)	2,045	2,071,775
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(b)	3,995	4,175,906
Dominion Energy South Carolina Inc., 6.25%, 10/15/53	796	855,063
DTE Electric Co.
5.20%, 04/01/33	1,042	1,079,202
5.20%, 03/01/34(a)	1,357	1,396,120
DTE Energy Co., 5.85%, 06/01/34	4,914	5,160,307
Duke Energy Carolinas LLC
2.85%, 03/15/32	650	588,487
3.20%, 08/15/49	4,084	2,750,733
4.95%, 01/15/33(a)	864	883,344
5.25%, 03/15/35	446	458,785
Duke Energy Florida LLC
2.40%, 12/15/31	1,015	908,523
5.88%, 11/15/33	1,445	1,545,046
6.20%, 11/15/53	1,042	1,104,674
Duke Energy Indiana LLC, 5.40%, 04/01/53	734	698,237
Duke Energy Progress LLC
2.00%, 08/15/31	675	593,352
3.40%, 04/01/32	648	609,155
5.05%, 03/15/35	2,610	2,634,233
5.25%, 03/15/33	892	921,732
Emera U.S. Finance LP, 4.75%, 06/15/46	7,930	6,608,207
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.670%)(b)	6,019	6,268,509
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Entergy Louisiana LLC
4.00%, 03/15/33	$1,986	$1,883,533
5.35%, 03/15/34	1,110	1,142,522
Entergy Mississippi LLC, 5.80%, 04/15/55	340	338,484
Entergy Texas Inc., 5.25%, 04/15/35	810	824,156
Evergy Inc., 6.65%, 06/01/55, (5-year CMT + 2.558%)(b)	1,705	1,729,921
Eversource Energy
5.13%, 05/15/33	4,755	4,769,922
5.50%, 01/01/34	1,456	1,488,310
5.85%, 04/15/31	393	415,970
5.95%, 07/15/34	1,766	1,852,466
Florida Power & Light Co.
3.95%, 03/01/48(a)	4,878	3,865,746
5.30%, 06/15/34	6,289	6,503,480
5.80%, 03/15/65	415	420,170
Louisville Gas and Electric Co., Series ., 5.85%, 08/15/55	2,310	2,292,213
National Grid PLC
5.42%, 01/11/34	1,849	1,902,765
5.81%, 06/12/33(a)	4,890	5,180,146
NextEra Energy Capital Holdings Inc., 6.70%, 09/01/54, (5-year CMT + 2.364%)(b)	4,725	4,853,567
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29	1,620	1,647,179
5.35%, 04/01/35(d)	1,835	1,886,404
5.55%, 06/15/54	2,375	2,301,731
5.80%, 04/01/55(a)(d)	2,055	2,055,139
PECO Energy Co., 5.25%, 09/15/54	1,823	1,712,635
PPL Electric Utilities Corp.
4.85%, 02/15/34	1,399	1,408,676
5.00%, 05/15/33	1,227	1,252,991
5.25%, 05/15/53	4,061	3,847,933
Public Service Co. of Colorado
1.88%, 06/15/31	5,362	4,679,900
5.35%, 05/15/34	800	814,116
5.75%, 05/15/54	1,642	1,613,323
Public Service Co. of Oklahoma
5.20%, 01/15/35	1,992	1,997,521
5.45%, 01/15/36	560	566,880
Public Service Electric & Gas Co.
3.10%, 03/15/32	344	315,938
4.65%, 03/15/33	837	836,119
4.85%, 08/01/34	1,726	1,730,710
5.20%, 08/01/33	715	738,933
5.30%, 08/01/54	1,441	1,368,703
5.45%, 03/01/54(a)	1,138	1,108,062
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55(a)	165	161,127
Sempra
4.13%, 04/01/52, (5-year CMT + 2.868%)(b)	3,905	3,784,559
6.55%, 04/01/55, (5-year CMT + 2.138%)(b)	1,150	1,132,571
6.88%, 10/01/54, (5-year CMT + 2.789%)(a)(b)	6,325	6,418,262
Southern Co. (The)
4.40%, 07/01/46	621	515,871
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(b)	5,861	5,772,541
Southwestern Public Service Co.
5.30%, 05/15/35	110	110,939
6.00%, 06/01/54	1,711	1,711,824
System Energy Resources Inc., 5.30%, 12/15/34	190	189,307
Security	Par (000)	Value
Electric (continued)
Union Electric Co.
2.15%, 03/15/32	$40	$34,606
5.20%, 04/01/34	1,608	1,646,362
5.45%, 03/15/53(a)	1,326	1,267,712
Xcel Energy Inc., 5.45%, 08/15/33	2,172	2,219,646
		173,313,599
Electronics — 0.5%
Keysight Technologies Inc., 4.95%, 10/15/34	1,856	1,841,339
Trimble Inc., 6.10%, 03/15/33	4,773	5,074,583
		6,915,922
Engineering & Construction — 0.3%
Jacobs Engineering Group Inc.
5.90%, 03/01/33(a)	801	837,831
6.35%, 08/18/28	1,032	1,088,022
MasTec Inc., 5.90%, 06/15/29	1,605	1,676,474
		3,602,327
Food — 2.9%
Flowers Foods Inc., 5.75%, 03/15/35(a)	1,532	1,560,388
General Mills Inc., 5.25%, 01/30/35(a)	4,270	4,292,994
Kraft Heinz Foods Co.
5.20%, 03/15/32(a)	1,555	1,588,317
5.20%, 07/15/45	6,595	5,875,369
5.40%, 03/15/35(a)	1,620	1,629,600
Pilgrim's Pride Corp.
3.50%, 03/01/32	1,137	1,027,409
6.25%, 07/01/33(a)	5,966	6,287,520
Sysco Corp., 6.60%, 04/01/50	2,765	2,980,087
The Campbell's Co.
4.75%, 03/23/35(a)	1,110	1,062,872
5.40%, 03/21/34	6,335	6,430,936
Tyson Foods Inc., 5.70%, 03/15/34(a)	5,410	5,637,212
		38,372,704
Forest Products & Paper — 0.6%
Suzano Austria GmbH
3.13%, 01/15/32(a)	1,145	1,013,533
3.75%, 01/15/31	6,975	6,549,641
		7,563,174
Gas — 0.6%
National Fuel Gas Co.
2.95%, 03/01/31	486	442,272
5.50%, 03/15/30	1,285	1,327,648
5.95%, 03/15/35	1,220	1,258,516
NiSource Inc.
5.35%, 04/01/34	1,232	1,260,179
5.35%, 07/15/35	2,935	2,963,823
6.95%, 11/30/54, (5-year CMT + 2.451%)(b)	815	847,428
		8,099,866
Health Care - Products — 1.0%
Smith & Nephew PLC, 2.03%, 10/14/30	7,237	6,454,723
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	537	487,909
3.75%, 03/15/51	254	179,137
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	3,746	3,359,114
5.20%, 09/15/34(a)	2,095	2,122,864
		12,603,747
Health Care - Services — 2.2%
Cigna Group (The)
4.80%, 08/15/38	6,537	6,136,290
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.80%, 07/15/46	$4,605	$4,004,101
4.90%, 12/15/48	291	252,840
5.25%, 02/15/34(a)	580	591,467
HCA Inc.
3.63%, 03/15/32	6,504	6,048,990
4.13%, 06/15/29	3,775	3,738,845
5.13%, 06/15/39	2,379	2,244,154
5.25%, 06/15/49	1,589	1,402,816
Laboratory Corp. of America Holdings, 4.80%, 10/01/34	5,380	5,281,316
		29,700,819
Holding Companies - Diversified — 2.1%
Ares Capital Corp.
5.88%, 03/01/29	5,717	5,883,284
5.95%, 07/15/29	1,845	1,907,829
Blackstone Secured Lending Fund
2.85%, 09/30/28(a)	1,158	1,094,220
5.30%, 06/30/30(a)	1,385	1,397,162
5.35%, 04/13/28(a)	2,060	2,089,933
Blue Owl Capital Corp.
2.88%, 06/11/28	938	885,426
5.95%, 03/15/29(a)	6,185	6,281,152
Blue Owl Technology Finance Corp., 6.10%, 03/15/28(d)	1,910	1,933,909
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	2,050	2,121,945
Golub Capital BDC Inc., 6.00%, 07/15/29	4,682	4,790,476
		28,385,336
Home Builders — 0.5%
Lennar Corp., 5.20%, 07/30/30(a)	1,555	1,605,683
NVR Inc., 3.00%, 05/15/30(a)	3,854	3,638,903
Toll Brothers Finance Corp., 5.60%, 06/15/35(a)	1,400	1,421,350
		6,665,936
Insurance — 4.1%
American International Group Inc., 5.13%, 03/27/33(a)	4,105	4,189,867
American National Group Inc.
5.75%, 10/01/29	1,790	1,848,245
6.00%, 07/15/35	2,140	2,163,331
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33	3,429	3,548,828
Arthur J Gallagher & Co., 5.45%, 07/15/34	905	931,154
Brown & Brown Inc.
2.38%, 03/15/31	384	341,082
4.20%, 03/17/32	532	509,548
5.65%, 06/11/34	1,374	1,409,176
CNA Financial Corp.
5.13%, 02/15/34	786	786,281
5.50%, 06/15/33	737	759,685
Corebridge Financial Inc.
3.90%, 04/05/32(a)	1,163	1,099,836
5.75%, 01/15/34(a)	536	559,935
6.88%, 12/15/52, (5-year CMT + 3.846%)(b)	6,040	6,246,267
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	969	910,555
5.63%, 08/16/32	4,034	4,161,439
5.75%, 05/20/35(d)	835	852,773
6.00%, 12/07/33	1,655	1,740,229
Fidelity National Financial Inc., 2.45%, 03/15/31	364	320,654
First American Financial Corp., 2.40%, 08/15/31	497	430,549
Security	Par (000)	Value
Insurance (continued)
MetLife Inc., Series G, 6.35%, 03/15/55, (5-year CMT + 2.078%)(a)(b)	$6,039	$6,289,775
Prudential Financial Inc.
3.70%, 10/01/50, (5-year CMT + 3.035%)(b)	2,973	2,746,667
5.70%, 09/15/48(b)	5,975	6,069,931
Reinsurance Group of America Inc., 5.75%, 09/15/34	1,506	1,552,658
Willis North America Inc., 5.35%, 05/15/33	4,445	4,572,196
		54,040,661
Internet — 1.2%
Alphabet Inc.
2.05%, 08/15/50	3,935	2,147,810
2.25%, 08/15/60(a)	12,524	6,493,443
Amazon.com Inc., 2.70%, 06/03/60	1,805	1,031,557
VeriSign Inc.
2.70%, 06/15/31	5,256	4,737,280
5.25%, 06/01/32	1,405	1,432,795
		15,842,885
Iron & Steel — 0.1%
Steel Dynamics Inc., 5.38%, 08/15/34(a)	1,495	1,527,959
Lodging — 1.0%
Choice Hotels International Inc., 5.85%, 08/01/34	1,866	1,887,540
Hyatt Hotels Corp.
5.25%, 06/30/29	1,622	1,664,754
5.75%, 03/30/32(a)	1,585	1,641,958
Marriott International Inc./MD
5.30%, 05/15/34	402	407,771
5.35%, 03/15/35	6,076	6,134,443
Series GG, 3.50%, 10/15/32	200	183,406
Series HH, 2.85%, 04/15/31	1,975	1,811,603
		13,731,475
Machinery — 0.6%
IDEX Corp., 4.95%, 09/01/29	1,365	1,394,994
Ingersoll Rand Inc., 5.70%, 08/14/33	5,618	5,920,804
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	932	967,267
		8,283,065
Manufacturing — 0.3%
Carlisle Companies Inc., 2.75%, 03/01/30	3,139	2,933,870
Textron Inc., 5.50%, 05/15/35	1,552	1,580,384
		4,514,254
Media — 0.8%
Comcast Corp., 1.95%, 01/15/31(a)	1,574	1,394,783
Fox Corp.
5.48%, 01/25/39	5,154	5,091,154
6.50%, 10/13/33	2,463	2,681,098
Walt Disney Co. (The), 6.65%, 11/15/37(a)	945	1,084,044
		10,251,079
Mining — 0.6%
Freeport-McMoRan Inc., 5.45%, 03/15/43	2,744	2,597,539
Southern Copper Corp.
5.25%, 11/08/42	252	236,371
5.88%, 04/23/45	2,851	2,860,884
6.75%, 04/16/40	2,071	2,285,096
		7,979,890
Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	703	675,743
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment (continued)
3.57%, 12/01/31	$6,253	$5,820,648
5.55%, 08/22/34	1,118	1,131,684
		7,628,075
Oil & Gas — 3.1%
Canadian Natural Resources Ltd.
5.00%, 12/15/29(d)	2,840	2,894,920
5.40%, 12/15/34(d)	4,656	4,664,315
Coterra Energy Inc., 5.60%, 03/15/34	800	810,007
Diamondback Energy Inc., 6.25%, 03/15/33(a)	5,815	6,214,300
EQT Corp.
4.50%, 01/15/29(d)	2,240	2,233,539
4.75%, 01/15/31(d)	3,865	3,837,667
6.38%, 04/01/29(a)(d)	1,900	1,969,725
Expand Energy Corp., 5.70%, 01/15/35	4,602	4,668,825
Valero Energy Corp., 6.63%, 06/15/37	4,475	4,880,242
Viper Energy Partners LLC, 4.90%, 08/01/30	1,625	1,637,691
Woodside Finance Ltd.
5.40%, 05/19/30	5,800	5,960,451
5.70%, 05/19/32	1,570	1,622,401
		41,394,083
Pharmaceuticals — 4.0%
AstraZeneca PLC, 6.45%, 09/15/37	4,250	4,799,239
Cardinal Health Inc.
5.35%, 11/15/34	5,685	5,773,684
5.45%, 02/15/34(a)	1,298	1,333,044
Cencora Inc., 2.70%, 03/15/31	6,505	5,961,284
CVS Health Corp.
4.78%, 03/25/38	905	832,813
5.25%, 02/21/33(a)	1,455	1,471,834
5.30%, 06/01/33	6,270	6,353,899
5.70%, 06/01/34	6,265	6,462,993
6.00%, 06/01/63(a)	285	270,220
Eli Lilly & Co.
2.25%, 05/15/50(a)	9,449	5,292,689
2.50%, 09/15/60(a)	5,860	3,191,095
Johnson & Johnson
2.25%, 09/01/50	9,115	5,279,412
2.45%, 09/01/60(a)	10,713	5,875,423
		52,897,629
Pipelines — 8.2%
Boardwalk Pipelines LP, 5.63%, 08/01/34(a)	1,059	1,086,262
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	1,386	1,346,395
5.13%, 06/30/27(a)	5,572	5,631,639
Cheniere Energy Inc., 5.65%, 04/15/34	6,169	6,297,493
Cheniere Energy Partners LP
3.25%, 01/31/32	659	596,566
4.00%, 03/01/31	5,787	5,576,796
5.75%, 08/15/34	253	259,853
5.95%, 06/30/33	880	921,390
Enbridge Inc.
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.680%)(b)	6,255	6,228,959
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.903%)(a)(b)	3,350	3,370,961
8.25%, 01/15/84, (5-year CMT + 3.785%)(b)	355	378,138
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.314%)(b)	2,314	2,311,101
Energy Transfer LP
5.75%, 02/15/33(a)	2,460	2,557,154
Security	Par (000)	Value
Pipelines (continued)
6.55%, 12/01/33	$5,703	$6,177,656
Enterprise Products Operating LLC, Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(b)	6,311	6,244,673
Kinder Morgan Inc.
4.80%, 02/01/33	4,248	4,199,472
5.20%, 06/01/33	3,009	3,044,016
5.30%, 12/01/34	1,079	1,085,707
MPLX LP
2.65%, 08/15/30	573	523,868
4.50%, 04/15/38	4,486	4,000,204
4.95%, 09/01/32	1,110	1,103,368
5.00%, 03/01/33(a)	4,935	4,888,014
5.50%, 06/01/34	397	400,330
ONEOK Inc.
5.65%, 09/01/34	1,480	1,505,172
6.05%, 09/01/33	4,700	4,945,141
6.10%, 11/15/32	1,902	2,018,537
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	6,233	6,251,022
Targa Resources Corp., 6.13%, 03/15/33	2,685	2,839,369
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32	7,065	6,641,816
TransCanada PipeLines Ltd., 7.00%, 06/01/65, (5-year CMT + 2.614%)(b)	3,035	3,078,446
Transcanada Trust, 5.30%, 03/15/77(b)	5,771	5,733,734
Western Midstream Operating LP
4.05%, 02/01/30	1,247	1,212,470
5.45%, 11/15/34	375	370,395
6.15%, 04/01/33	4,433	4,631,589
6.35%, 01/15/29	1,501	1,578,723
		109,036,429
Real Estate — 0.5%
CBRE Services Inc.
5.50%, 06/15/35	355	362,045
5.95%, 08/15/34	6,004	6,376,577
		6,738,622
Real Estate Investment Trusts — 5.9%
American Homes 4 Rent LP
3.63%, 04/15/32	980	911,658
5.25%, 03/15/35(a)	1,205	1,209,807
5.50%, 02/01/34	1,423	1,461,286
5.50%, 07/15/34	1,354	1,385,857
American Tower Corp., 2.90%, 01/15/30	2,214	2,078,126
Brixmor Operating Partnership LP
4.05%, 07/01/30	2,022	1,981,446
4.13%, 05/15/29	2,584	2,560,992
Cousins Properties LP
5.25%, 07/15/30	1,595	1,637,443
5.88%, 10/01/34	1,578	1,631,595
Crown Castle Inc.
3.30%, 07/01/30	1,655	1,563,052
5.10%, 05/01/33	4,600	4,611,909
5.80%, 03/01/34	3,265	3,403,614
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	4,510	4,623,182
Extra Space Storage LP
5.40%, 02/01/34	1,079	1,099,355
5.90%, 01/15/31	1,119	1,187,882
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	5,662	5,053,242
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.30%, 01/15/29	$2,359	$2,401,778
Healthcare Realty Holdings LP, 2.00%, 03/15/31	5,782	5,016,904
Host Hotels & Resorts LP
5.50%, 04/15/35	583	580,211
5.70%, 06/15/32	50	51,354
5.70%, 07/01/34	1,371	1,394,128
Series I, 3.50%, 09/15/30(a)	4,824	4,535,871
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	1,016	872,574
4.15%, 04/15/32	875	836,984
4.88%, 02/01/35(a)	1,248	1,219,137
NNN REIT Inc., 5.50%, 06/15/34	1,305	1,343,292
Omega Healthcare Investors Inc., 5.20%, 07/01/30	1,910	1,937,530
Sabra Health Care LP, 3.20%, 12/01/31	5,700	5,150,326
Sun Communities Operating LP
2.70%, 07/15/31	5,143	4,654,702
4.20%, 04/15/32	708	680,207
Ventas Realty LP, 5.63%, 07/01/34	1,022	1,057,095
VICI Properties LP
4.95%, 02/15/30	1,284	1,298,392
5.13%, 11/15/31	430	435,321
5.13%, 05/15/32	5,852	5,872,410
5.75%, 04/01/34	406	417,527
Welltower OP LLC, 3.10%, 01/15/30(a)	2,764	2,636,534
		78,792,723
Retail — 1.7%
AutoNation Inc., 5.89%, 03/15/35	1,560	1,594,129
AutoZone Inc.
5.40%, 07/15/34(a)	1,808	1,857,849
6.55%, 11/01/33	661	732,660
Darden Restaurants Inc., 6.30%, 10/10/33	889	954,495
Dick's Sporting Goods Inc.
3.15%, 01/15/32(a)	5,398	4,906,007
4.10%, 01/15/52	2,379	1,687,575
Ferguson Enterprises Inc., 5.00%, 10/03/34	4,802	4,753,996
Genuine Parts Co., 4.95%, 08/15/29	4,757	4,855,998
Walmart Inc., 2.65%, 09/22/51(a)	1,361	837,189
		22,179,898
Semiconductors — 1.4%
Micron Technology Inc.
5.80%, 01/15/35	1,935	2,000,235
6.05%, 11/01/35	6,125	6,435,342
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30	922	882,504
4.30%, 06/18/29	5,182	5,178,318
5.00%, 01/15/33(a)	1,812	1,814,285
TSMC Arizona Corp., 3.25%, 10/25/51(a)	2,845	2,109,409
		18,420,093
Shipbuilding — 0.3%
Huntington Ingalls Industries Inc.
5.35%, 01/15/30	1,585	1,633,491
5.75%, 01/15/35	1,570	1,628,458
		3,261,949
Software — 5.1%
AppLovin Corp.
5.38%, 12/01/31	6,380	6,573,839
5.50%, 12/01/34	695	709,391
Atlassian Corp., 5.50%, 05/15/34	1,163	1,188,512
Security	Par (000)	Value
Software (continued)
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	$3,631	$3,271,494
2.90%, 12/01/29	3,485	3,299,664
Fiserv Inc.
5.45%, 03/15/34	4,627	4,739,142
5.60%, 03/02/33	4,507	4,676,366
Microsoft Corp.
2.68%, 06/01/60	10,745	6,224,734
3.04%, 03/17/62	9,841	6,205,428
MSCI Inc., 5.25%, 09/01/35	6,605	6,552,134
Oracle Corp.
2.88%, 03/25/31(a)	353	323,648
2.95%, 04/01/30	2,136	2,011,456
3.90%, 05/15/35	1,021	920,697
4.30%, 07/08/34(a)	5,401	5,130,388
5.38%, 07/15/40	5,997	5,803,731
6.25%, 11/09/32(a)	3,622	3,913,582
VMware LLC
1.80%, 08/15/28(a)	4,900	4,582,865
4.70%, 05/15/30	1,414	1,431,535
		67,558,606
Telecommunications — 5.4%
AT&T Inc.
4.50%, 05/15/35	559	534,835
5.40%, 02/15/34	1,007	1,038,112
British Telecommunications PLC, 9.63%, 12/15/30	5,331	6,563,257
Corning Inc., 5.45%, 11/15/79	1,218	1,105,339
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(a)	5,175	6,116,087
Motorola Solutions Inc.
2.30%, 11/15/30	944	849,320
2.75%, 05/24/31	2,029	1,849,627
5.40%, 04/15/34	3,364	3,454,826
5.55%, 08/15/35	1,840	1,897,536
Orange SA, 9.00%, 03/01/31(a)	5,119	6,243,153
Sprint Capital Corp.
6.88%, 11/15/28	1,240	1,333,954
8.75%, 03/15/32	5,224	6,335,019
Telefonica Emisiones SA
5.21%, 03/08/47	2,016	1,770,299
7.05%, 06/20/36	5,708	6,355,892
TELUS Corp., 3.40%, 05/13/32	6,224	5,705,096
T-Mobile USA Inc.
2.55%, 02/15/31	3,943	3,571,155
2.70%, 03/15/32	751	665,320
3.60%, 11/15/60	6,459	4,219,092
3.88%, 04/15/30	5,914	5,792,715
4.38%, 04/15/40	2,688	2,388,056
4.50%, 04/15/50	629	514,067
Verizon Communications Inc.
4.27%, 01/15/36	1,705	1,585,857
4.40%, 11/01/34	1,618	1,545,273
4.50%, 08/10/33(a)	164	160,421
		71,594,308
Transportation — 1.4%
FedEx Corp.
2.40%, 05/15/31(a)(d)	2,155	1,915,013
3.25%, 05/15/41(d)	2,525	1,812,985
4.10%, 02/01/45(d)	1,090	837,536
4.95%, 10/17/48(a)(d)	2,420	2,039,757
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.10%, 01/15/44(d)	$1,900	$1,686,647
Union Pacific Corp., 3.80%, 04/06/71	9,261	6,259,628
United Parcel Service Inc., 6.20%, 01/15/38	3,813	4,151,916
		18,703,482
Trucking & Leasing — 0.1%
GATX Corp., 5.50%, 06/15/35(a)	1,600	1,628,963
Water — 0.2%
Essential Utilities Inc.
5.25%, 08/15/35	1,235	1,227,601
5.38%, 01/15/34	1,270	1,293,932
		2,521,533
Total Long-Term Investments — 97.8% (Cost: $1,286,227,646)		1,299,159,070
	Shares
Short-Term Securities
Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	79,529,632	79,569,397
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.26%(e)(f)	7,750,000	$7,750,000
Total Short-Term Securities — 6.6% (Cost: $87,301,669)		87,319,397
Total Investments — 104.4% (Cost: $1,373,529,315)		1,386,478,467
Liabilities in Excess of Other Assets — (4.4)%		(58,377,923)
Net Assets — 100.0%		$1,328,100,544

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$102,003,185	$—	$(22,433,931)(a)	$(1,509)	$1,652	$79,569,397	79,529,632	$86,270 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,270,000	5,480,000 (a)	—	—	—	7,750,000	7,750,000	157,366	—
				$(1,509)	$1,652	$87,319,397		$243,636	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,299,159,070	$—	$1,299,159,070
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Investment Grade Systematic Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$87,319,397	$—	$—	$87,319,397
	$87,319,397	$1,299,159,070	$—	$1,386,478,467
See notes to financial statements.
Schedule of Investments
16

Statements of Assets and Liabilities (unaudited)
August 31, 2025

	iShares High Yield Systematic Bond ETF	iShares Investment Grade Systematic Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,576,146,181	$1,299,159,070
Investments, at value—affiliated(c)	349,898,642	87,319,397
Cash	191,831	2,974
Foreign currency, at value(d)	291	—
Receivables:
Investments sold	46,040,063	56,001,638
Securities lending income—affiliated	175,213	15,506
Capital shares sold	59,037	36,827
Dividends—affiliated	24,971	24,630
Interest—unaffiliated	28,599,471	18,132,762
Total assets	2,001,135,700	1,460,692,804
LIABILITIES
Collateral on securities loaned, at value	343,679,136	79,574,207
Payables:
Investments purchased	34,358,976	52,817,989
Investment advisory fees	464,775	200,064
Total liabilities	378,502,887	132,592,260
Commitments and contingent liabilities
NET ASSETS	$1,622,632,813	$1,328,100,544
NET ASSETS CONSIST OF
Paid-in capital	$1,618,046,677	$1,330,568,966
Accumulated earnings (loss)	4,586,136	(2,468,422)
NET ASSETS	$1,622,632,813	$1,328,100,544
NET ASSET VALUE
Shares outstanding	34,100,000	29,150,000
Net asset value	$47.58	$45.56
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$1,553,133,859	$1,286,227,646
(b) Securities loaned, at value	$331,274,476	$76,437,673
(c) Investments, at cost—affiliated	$349,842,361	$87,301,669
(d) Foreign currency, at cost	$242	$—
See notes to financial statements.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended August 31, 2025

	iShares High Yield Systematic Bond ETF	iShares Investment Grade Systematic Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$199,317	$157,366
Interest—unaffiliated	57,462,847	30,159,474
Securities lending income—affiliated—net	1,064,155	86,270
Payment-in-kind interest—unaffiliated	41,691	—
Other income—unaffiliated	—	1,505
Total investment income	58,768,010	30,404,615
EXPENSES
Investment advisory	2,707,665	1,050,811
Total expenses	2,707,665	1,050,811
Net investment income	56,060,345	29,353,804
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(18,619,165)	(847,031)
Investments—affiliated	(32,214)	(1,509)
In-kind redemptions—unaffiliated(a)	2,985,614	(104,647)
	(15,665,765)	(953,187)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	9,982,859	9,544,272
Investments—affiliated	24,532	1,652
Foreign currency translations	33	—
	10,007,424	9,545,924
Net realized and unrealized gain (loss)	(5,658,341)	8,592,737
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,402,004	$37,946,541
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
18

Statements of Changes in Net Assets

	iShares High Yield Systematic Bond ETF		iShares Investment Grade Systematic Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$56,060,345	$58,259,134	$29,353,804	$56,359,681
Net realized gain (loss)	(15,665,765)	13,132,250	(953,187)	17,590,389
Net change in unrealized appreciation (depreciation)	10,007,424	5,165,271	9,545,924	6,027,865
Net increase in net assets resulting from operations	50,402,004	76,556,655	37,946,541	79,977,935
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(54,832,811)(b)	(54,319,948)	(28,290,360)(b)	(54,498,633)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	80,897,353	923,525,176	245,653,433	490,147,057
NET ASSETS
Total increase in net assets	76,466,546	945,761,883	255,309,614	515,626,359
Beginning of period	1,546,166,267	600,404,384	1,072,790,930	557,164,571
End of period	$1,622,632,813	$1,546,166,267	$1,328,100,544	$1,072,790,930

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares High Yield Systematic Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of period	$47.65	$46.18	$44.14	$49.27	$51.32	$49.43
Net investment income(a)	1.71	3.43	3.44	2.66	2.23	2.90
Net realized and unrealized gain (loss)(b)	(0.10)	1.39	1.80	(5.00)	(1.90)	1.97
Net increase (decrease) from investment operations	1.61	4.82	5.24	(2.34)	0.33	4.87
Distributions from net investment income(c)	(1.68)(d)	(3.35)	(3.20)	(2.79)	(2.38)	(2.98)
Net asset value, end of period	$47.58	$47.65	$46.18	$44.14	$49.27	$51.32
Total Return(e)
Based on net asset value	3.49%(f)	10.80%	12.43%	(4.73)%	0.63%	10.38%
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	7.25%(h)	7.29%	7.70%	5.89%	4.37%	5.97%
Supplemental Data
Net assets, end of period (000)	$1,622,633	$1,546,166	$600,404	$134,615	$174,913	$79,541
Portfolio turnover rate(i)	46%	81%	67%	60%	67%	67%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Investment Grade Systematic Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of period	$45.27	$44.40	$43.60	$49.85	$53.69	$53.44
Net investment income(a)	1.14	2.29	2.22	1.70	1.36	1.56
Net realized and unrealized gain (loss)(b)	0.26	0.85	0.70	(6.35)	(3.19)	0.76
Net increase (decrease) from investment operations	1.40	3.14	2.92	(4.65)	(1.83)	2.32
Distributions(c)
From net investment income	(1.11)(d)	(2.27)	(2.12)	(1.59)	(1.39)	(1.59)
From net realized gain	—	—	—	(0.01)	(0.62)	(0.48)
Total distributions	(1.11)	(2.27)	(2.12)	(1.60)	(2.01)	(2.07)
Net asset value, end of period	$45.56	$45.27	$44.40	$43.60	$49.85	$53.69
Total Return(e)
Based on net asset value	3.14%(f)	7.25%	6.87%	(9.35)%	(3.57)%	4.41%
Ratios to Average Net Assets(g)
Total expenses	0.18%(h)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	5.03%(h)	5.10%	5.06%	3.80%	2.57%	2.90%
Supplemental Data
Net assets, end of period (000)	$1,328,101	$1,072,791	$557,165	$235,460	$162,009	$158,379
Portfolio turnover rate(i)	31%	69%	76%	87%	59%	46%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
High Yield Systematic Bond	Diversified
Investment Grade Systematic Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
High Yield Systematic Bond
Barclays Bank PLC	$74,231,196	$(74,231,196)	$—	$—
BNP Paribas SA	49,873,392	(49,873,392)	—	—
BofA Securities, Inc.	1,462,044	(1,462,044)	—	—
Citadel Clearing LLC	300,096	(300,096)	—	—
Citigroup Global Markets, Inc.	10,906,841	(10,906,841)	—	—
Goldman Sachs & Co. LLC	10,375,330	(10,375,330)	—	—
J.P. Morgan Securities LLC	29,016,116	(29,016,116)	—	—
Jefferies LLC	15,681,526	(15,681,526)	—	—
Morgan Stanley	20,220,859	(20,220,859)	—	—
National Bank of Canada	567,434	(567,434)	—	—
Pershing LLC	1,799,985	(1,799,985)	—	—
RBC Capital Markets LLC	44,718,518	(44,718,518)	—	—
Scotia Capital (USA), Inc.	33,188,770	(33,188,770)	—	—
Scotia Capital, Inc.	11,994,084	(11,994,084)	—	—
State Street Bank & Trust Co.	3,240,048	(3,240,048)	—	—
Toronto-Dominion Bank	15,566,144	(15,566,144)	—	—
UBS AG	2,695,138	(2,695,138)	—	—
UBS Securities LLC	1,572,455	(1,572,455)	—	—
Wells Fargo Bank N.A.	293,012	(293,012)	—	—
Wells Fargo Securities LLC	3,571,488	(3,571,488)	—	—
	$331,274,476	$(331,274,476)	$—	$—
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Investment Grade Systematic Bond
Barclays Bank PLC	$16,668,381	$(16,668,381)	$—	$—
BNP Paribas SA	3,719,923	(3,719,923)	—	—
BofA Securities, Inc.	6,471,781	(6,471,781)	—	—
Citigroup Global Markets, Inc.	4,290,244	(4,290,244)	—	—
J.P. Morgan Securities LLC	13,131,598	(13,131,598)	—	—
Jefferies LLC	952,030	(952,030)	—	—
Morgan Stanley	5,797,980	(5,797,980)	—	—
Pershing LLC	1,778,511	(1,778,511)	—	—
RBC Capital Markets LLC	5,197,884	(5,197,884)	—	—
Scotia Capital (USA), Inc.	5,500,161	(5,500,161)	—	—
State Street Bank & Trust Co.	1,053,892	(1,053,892)	—	—
UBS Securities LLC	4,733,313	(4,733,313)	—	—
Wells Fargo Bank N.A.	4,200,353	(4,200,353)	—	—
Wells Fargo Securities LLC	2,941,622	(2,941,622)	—	—
	$76,437,673	$(76,437,673)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
High Yield Systematic Bond	0.35%
Investment Grade Systematic Bond	0.18
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, created, sponsors and publishes the underlying index used by each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
High Yield Systematic Bond	$309,696
Investment Grade Systematic Bond	34,636
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended August 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	Other Securities
iShares ETF	Purchases	Sales
High Yield Systematic Bond	$688,468,052	$691,526,647
Investment Grade Systematic Bond	361,173,550	360,940,527
For the six months ended August 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
High Yield Systematic Bond	$297,336,806	$218,974,421
Investment Grade Systematic Bond	273,968,857	32,788,635
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
As of February 28, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
High Yield Systematic Bond	$(11,282,704)
Investment Grade Systematic Bond	(19,745,918)

(a)	Amounts available to offset future realized capital gains.
As of August 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Systematic Bond	$1,903,890,251	$30,476,471	$(8,321,899)	$22,154,572
Investment Grade Systematic Bond	1,373,747,179	20,285,663	(7,554,375)	12,731,288
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 08/31/25		Year Ended 02/28/25
iShares ETF	Shares	Amount	Shares	Amount
High Yield Systematic Bond
Shares sold	6,550,000	$308,085,550	22,550,000	$1,066,797,782
Shares redeemed	(4,900,000)	(227,188,197)	(3,100,000)	(143,272,606)
	1,650,000	$80,897,353	19,450,000	$923,525,176
Investment Grade Systematic Bond
Shares sold	6,200,000	$278,880,843	25,500,000	$1,138,206,179
Shares redeemed	(750,000)	(33,227,410)	(14,350,000)	(648,059,122)
	5,450,000	$245,653,433	11,150,000	$490,147,057
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
28

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares High Yield Systematic Bond ETF, iShares Investment Grade Systematic Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
30

Board Review and Approval of Investment Advisory Contract (continued)
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
32

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
33
2025 iShares Semi-Annual Financial Statements and Additional Information

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca
• iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca

2

Schedule of Investments (unaudited)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 0.7%
BBCMS Mortgage Trust, 5.40%, 09/15/57	$250	$259,783
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	200	198,437
Series 2019-B9, Class A5, 4.02%, 03/15/52	50	49,175
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, 4.50%, 07/25/33(a)	500	503,258
Morgan Stanley Capital I Trust
2.32%, 10/15/54	250	221,665
Series 2021-L7, Class A5, 2.57%, 10/15/54	500	448,122
		1,680,440
Total Collateralized Mortgage Obligations — 0.7% (Cost: $1,644,593)		1,680,440
Corporate Bonds & Notes
Advertising — 0.0%
Clear Channel Outdoor Holdings Inc.
7.13%, 02/15/31(b)	10	10,155
7.50%, 03/15/33(b)	10	10,174
Dotdash Meredith Inc., 7.63%, 06/15/32(b)	25	24,562
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	10	8,944
5.38%, 06/15/33	9	9,130
Lamar Media Corp., 3.63%, 01/15/31	5	4,634
Omnicom Group Inc., 2.60%, 08/01/31	25	22,492
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(b)	10	10,568
		100,659
Aerospace & Defense — 0.3%
ATI Inc.
5.13%, 10/01/31	5	4,886
7.25%, 08/15/30	10	10,531
BAE Systems PLC, 5.30%, 03/26/34(b)	30	30,764
Boeing Co. (The)
3.25%, 02/01/35	5	4,266
3.60%, 05/01/34	35	31,174
3.63%, 02/01/31	25	23,868
6.39%, 05/01/31	10	10,856
6.53%, 05/01/34	50	54,729
Bombardier Inc.
6.75%, 06/15/33(b)	15	15,613
7.00%, 06/01/32(b)	15	15,686
7.25%, 07/01/31(b)	15	15,813
7.45%, 05/01/34(b)	10	10,928
8.75%, 11/15/30(b)	10	10,795
Efesto Bidco SpA Efesto US LLC, 7.50%, 02/15/32(b)	15	15,349
Embraer Netherlands Finance BV, 5.98%, 02/11/35	10	10,379
General Electric Co., 6.75%, 03/15/32	25	28,305
Goat Holdco LLC, 6.75%, 02/01/32(b)	15	15,272
Hexcel Corp., 5.88%, 02/26/35	5	5,104
L3Harris Technologies Inc.
4.85%, 04/27/35	10	9,846
5.35%, 06/01/34	20	20,490
5.40%, 07/31/33	40	41,258
Lockheed Martin Corp.
4.75%, 02/15/34	45	44,974
4.80%, 08/15/34	10	10,015
Security	Par (000)	Value
Aerospace & Defense (continued)
5.00%, 08/15/35	$20	$20,112
Northrop Grumman Corp.
4.70%, 03/15/33	40	40,007
5.25%, 07/15/35	10	10,217
RTX Corp.
2.38%, 03/15/32	15	13,131
5.15%, 02/27/33	55	56,460
6.00%, 03/15/31	50	54,014
6.10%, 03/15/34	25	27,135
Spirit AeroSystems Inc., 9.75%, 11/15/30(b)	20	22,042
TransDigm Inc.
6.00%, 01/15/33(b)	30	30,336
6.25%, 01/31/34(b)	5	5,131
6.38%, 05/31/33(b)	45	45,627
6.63%, 03/01/32(b)	35	36,060
6.75%, 01/31/34(b)	10	10,325
6.88%, 12/15/30(b)	35	36,324
7.13%, 12/01/31(b)	15	15,645
		863,467
Agriculture — 0.2%
Altria Group Inc.
2.45%, 02/04/32	60	52,246
5.25%, 08/06/35	10	9,988
5.63%, 02/06/35	15	15,407
Archer-Daniels-Midland Co., 4.50%, 08/15/33	25	24,696
BAT Capital Corp.
2.73%, 03/25/31	25	22,754
4.74%, 03/16/32	15	14,949
5.63%, 08/15/35	20	20,523
6.00%, 02/20/34	15	15,923
6.42%, 08/02/33	30	32,671
7.75%, 10/19/32	20	23,166
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	10	9,138
4.65%, 09/17/34	10	9,740
5.15%, 08/04/35	10	10,029
Cargill Inc.
1.70%, 02/02/31(b)	35	30,748
2.13%, 11/10/31(b)	10	8,782
4.00%, 06/22/32(b)	25	24,161
5.13%, 10/11/32(b)	10	10,345
5.13%, 02/11/35(b)	10	10,196
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(b)	20	20,799
Philip Morris International Inc.
4.88%, 04/30/35	20	19,809
5.25%, 02/13/34	50	51,082
5.38%, 02/15/33	50	51,760
5.75%, 11/17/32	85	89,943
		578,855
Airlines — 0.0%
American Airlines Pass-Through Trust
Series 2019-1, Class AA, 3.15%, 08/15/33	4	3,241
Series A, Class A, 2.88%, 01/11/36	8	7,511
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	5	5,008
British Airways Pass-Through Trust
Class A, 2.90%, 09/15/36(b)	8	7,516
Series 2019-1, Class AA, 3.30%, 06/15/34(b)	7	7,024
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	39	38,744
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(c)	$7	$6,615
Series 2019-1, Class AA, 2.75%, 11/15/33	4	3,267
United Airlines Pass-Through Trust
Series 2019, Class AA, 4.15%, 02/25/33	3	3,061
Series 2019-2, Class AA, 2.70%, 11/01/33	4	3,432
		85,419
Apparel — 0.1%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% Cash )(b)(d)	50	53,050
Champ Acquisition Corp., 8.38%, 12/01/31(b)	10	10,677
Crocs Inc., 4.13%, 08/15/31(b)	8	7,181
Hanesbrands Inc., 9.00%, 02/15/31(b)(c)	10	10,639
Levi Strauss & Co., 3.50%, 03/01/31(b)	10	9,235
S&S Holdings LLC, 8.38%, 10/01/31(b)	10	9,573
Tapestry Inc.
3.05%, 03/15/32	25	22,403
5.50%, 03/11/35	15	15,143
VF Corp., 6.00%, 10/15/33(c)	5	4,777
		142,678
Auto Manufacturers — 0.5%
Allison Transmission Inc., 3.75%, 01/30/31(b)	17	15,680
American Honda Finance Corp.
4.90%, 01/10/34(c)	15	14,971
5.05%, 07/10/31	20	20,525
5.20%, 03/05/35(c)	15	15,071
BMW U.S. Capital LLC
1.95%, 08/12/31(b)	20	17,302
2.55%, 04/01/31(b)	15	13,546
3.70%, 04/01/32(b)	10	9,417
5.15%, 08/11/33(b)	10	10,186
5.15%, 04/02/34(b)(c)	10	10,105
5.20%, 08/11/35(b)	10	9,949
5.40%, 03/21/35(b)(c)	10	10,219
Cummins Inc.
4.70%, 02/15/31	20	20,307
5.15%, 02/20/34	25	25,612
5.30%, 05/09/35	20	20,428
Daimler Truck Finance North America LLC, 5.63%, 01/13/35(b)	10	10,263
Ford Motor Co.
3.25%, 02/12/32	58	49,698
6.10%, 08/19/32	95	95,953
7.45%, 07/16/31	40	43,999
Ford Motor Credit Co. LLC
3.63%, 06/17/31	33	29,696
4.00%, 11/13/30	20	18,585
6.13%, 03/08/34	10	9,837
6.50%, 02/07/35	10	10,070
General Motors Co.
5.00%, 04/01/35	20	19,107
5.60%, 10/15/32	25	25,681
General Motors Financial Co. Inc.
2.35%, 01/08/31	10	8,807
2.70%, 06/10/31	19	16,857
3.10%, 01/12/32	45	40,016
5.45%, 09/06/34	15	14,845
5.75%, 02/08/31	10	10,379
5.90%, 01/07/35	25	25,380
5.95%, 04/04/34	30	30,752
Security	Par (000)	Value
Auto Manufacturers (continued)
6.10%, 01/07/34	$45	$46,665
6.15%, 07/15/35	20	20,552
6.40%, 01/09/33	29	30,721
Honda Motor Co. Ltd.
2.97%, 03/10/32	50	45,137
5.34%, 07/08/35	25	25,133
Hyundai Capital America
4.75%, 09/26/31(b)	10	10,046
5.40%, 01/08/31(b)	25	25,792
5.40%, 03/29/32(b)(c)	10	10,262
JB Poindexter & Co. Inc., 8.75%, 12/15/31(b)	10	10,329
Mercedes-Benz Finance North America LLC
5.00%, 01/11/34(b)	15	15,039
8.50%, 01/18/31	25	29,876
Nissan Motor Co. Ltd.
4.81%, 09/17/30(b)	50	46,723
8.13%, 07/17/35(b)	50	52,875
PACCAR Financial Corp., 5.00%, 03/22/34	10	10,225
Stellantis Finance U.S. Inc.
2.69%, 09/15/31(b)	5	4,258
6.45%, 03/18/35(b)	10	10,078
Toyota Motor Corp., 5.05%, 06/30/35	20	20,227
Toyota Motor Credit Corp.
1.65%, 01/10/31	45	39,293
4.60%, 10/10/31	25	25,243
4.70%, 01/12/33	15	15,091
4.80%, 01/05/34	25	25,200
5.10%, 03/21/31	10	10,368
5.35%, 01/09/35	20	20,677
Volkswagen Group of America Finance LLC, 5.60%, 03/22/34(b)	10	10,151
		1,233,204
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.
7.50%, 02/15/33(b)	15	15,621
8.25%, 04/15/31(b)(c)	10	10,531
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32(c)	25	22,659
5.15%, 09/13/34	15	14,653
BorgWarner Inc., 5.40%, 08/15/34(c)	10	10,176
Dana Inc.
4.25%, 09/01/30	5	4,948
4.50%, 02/15/32(c)	10	9,804
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	14	14,653
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/31	10	9,492
5.25%, 07/15/31	9	8,526
5.63%, 04/30/33(c)	10	9,409
IHO Verwaltungs GmbH
7.75%, 11/15/30, (7.75% Cash)(b)(d)	10	10,392
8.00%, 11/15/32, (8.00% Cash)(b)(d)	10	10,441
Lear Corp., 2.60%, 01/15/32	25	21,801
Magna International Inc.
5.50%, 03/21/33	10	10,310
5.88%, 06/01/35	10	10,394
Phinia Inc., 6.63%, 10/15/32(b)	5	5,139
Qnity Electronics Inc.
5.75%, 08/15/32(b)	10	10,168
6.25%, 08/15/33(b)	10	10,337
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
ZF North America Capital Inc., 6.88%, 04/23/32(b)	$15	$14,373
		233,827
Banks — 4.6%
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.700%)(a)(b)	25	22,296
5.20%, 09/30/35, (1-year CMT + 1.470%)(a)(b)	30	29,789
Banco Bilbao Vizcaya Argentaria SA, 6.03%, 03/13/35, (1-year CMT + 1.950%)(a)	10	10,492
Banco Santander SA
2.75%, 12/03/30	150	135,228
2.96%, 03/25/31	20	18,476
6.03%, 01/17/35	20	21,234
Bank of America Corp.
1.92%, 10/24/31, (1-day SOFR + 1.370%)(a)	65	57,391
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)	65	57,347
2.48%, 09/21/36, (5-year CMT + 1.200%)(a)	55	47,544
2.57%, 10/20/32, (1-day SOFR + 1.210%)(a)	75	66,925
2.69%, 04/22/32, (1-day SOFR + 1.320%)(a)	75	68,027
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)	65	58,687
3.85%, 03/08/37, (5-year CMT + 2.000%)(a)	30	27,695
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)	95	94,024
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)	90	91,387
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	85	87,121
5.43%, 08/15/35, (1-day SOFR +1.913%)(a)	45	45,318
5.46%, 05/09/36, (1-day SOFR + 1.640%)(a)	50	51,364
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)	100	103,261
5.51%, 01/24/36, (1-day SOFR + 1.310%)(a)	70	72,115
5.52%, 10/25/35, (1-day SOFR + 1.738%)(a)	70	70,591
5.74%, 02/12/36, (1-day SOFR + 1.697%)(a)	60	61,482
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)	80	84,844
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)	45	40,883
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	25	22,043
5.51%, 06/04/31	40	42,064
Bank of New York Mellon Corp. (The)
1.80%, 07/28/31	5	4,393
2.50%, 01/26/32	25	22,321
4.71%, 02/01/34, (1-day SOFR + 1.512%)(a)	20	19,928
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	20	20,207
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	60	61,779
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	25	25,466
5.23%, 11/20/35, (1-day SOFR + 1.253%)(a)	30	30,612
5.32%, 06/06/36, (1-day SOFR + 1.350%)(a)	20	20,472
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(a)	30	32,066
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	30	33,162
Bank of Nova Scotia (The)
2.45%, 02/02/32	45	39,513
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)	25	25,252
5.65%, 02/01/34	35	36,876
Barclays PLC
5.79%, 02/25/36, (1-day SOFR + 1.590%)(a)	20	20,614
6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)	200	213,317
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	10	9,989
BNP Paribas SA
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.387%)(a)(b)	200	181,192
5.74%, 02/20/35, (1-day SOFR + 1.880%)(a)(b)	5	5,204
5.89%, 12/05/34, (1-day SOFR + 1.866%)(a)(b)	10	10,530
BPCE SA, 5.94%, 05/30/35, (1-day SOFR + 1.850%)(a)(b)	250	258,453
Security	Par (000)	Value
Banks (continued)
CaixaBank SA, 6.04%, 06/15/35, (1-day SOFR +2.260%)(a)(b)	$10	$10,522
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	16	15,045
6.09%, 10/03/33	20	21,573
Citibank NA, 5.57%, 04/30/34	30	31,389
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(a)	50	44,264
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)	110	98,781
3.06%, 01/25/33, (1-day SOFR + 1.351%)(a)	50	45,149
3.79%, 03/17/33, (1-day SOFR + 1.939%)(a)	90	84,661
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)	45	45,156
5.41%, 09/19/39, (5-year CMT + 1.730%)(a)	10	9,896
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)	65	66,708
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)	45	46,158
6.02%, 01/24/36, (1-day SOFR + 1.830%)(a)	55	56,755
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	55	57,902
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)	50	54,195
6.63%, 06/15/32	30	33,063
Series ., 5.33%, 03/27/36, (1-day SOFR + 1.465%)(a)	40	40,420
Citizens Financial Group Inc.
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)	20	20,099
5.72%, 07/23/32, (1-day SOFR + 1.910%)(a)	5	5,220
6.65%, 04/25/35, (1-day SOFR + 2.325%)(a)	10	10,872
Commonwealth Bank of Australia
1.88%, 09/15/31(b)	20	17,634
2.69%, 03/11/31(b)	10	9,040
5.84%, 03/13/34(b)	15	15,643
Credit Agricole SA
5.37%, 03/11/34(b)	5	5,168
5.86%, 01/09/36, (1-day SOFR + 1.740%)(a)(b)	10	10,387
6.25%, 01/10/35, (1-day SOFR + 2.670%)(a)(b)	10	10,446
Deutsche Bank AG/New York NY
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)	150	142,304
3.73%, 01/14/32, (1-day SOFR + 2.757%)(a)	10	9,360
3.74%, 01/07/33, (1-day SOFR + 2.257%)(a)	25	22,886
Dresdner Funding Trust I, 8.15%, 06/30/31(b)	20	22,100
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)	15	14,506
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)	20	20,937
Freedom Mortgage Corp., 12.25%, 10/01/30(b)	8	8,873
Goldman Sachs Capital I, 6.35%, 02/15/34	10	10,617
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)	25	21,948
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)	50	44,277
2.62%, 04/22/32, (1-day SOFR + 1.281%)(a)	85	76,717
2.65%, 10/21/32, (1-day SOFR + 1.264%)(a)	40	35,718
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)	80	72,774
5.02%, 10/23/35, (1-day SOFR + 1.420%)(a)	110	109,302
5.33%, 07/23/35, (1-day SOFR + 1.550%)(a)	50	50,875
5.54%, 01/28/36, (1-day SOFR + 1.380%)(a)	65	67,038
5.85%, 04/25/35, (1-day SOFR + 1.552%)(a)	40	42,223
6.13%, 02/15/33	50	54,785
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)	75	83,247
HSBC Holdings PLC
2.80%, 05/24/32, (1-day SOFR + 1.187%)(a)	200	180,535
4.76%, 03/29/33, (1-day SOFR + 2.530%)(a)	200	197,331
5.45%, 03/03/36, (1-day SOFR + 1.560%)(a)	30	30,491
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)	200	215,909
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)	10	11,634
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	$15	$12,768
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)	20	20,015
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)	40	41,333
6.14%, 11/18/39, (5-year CMT + 1.700%)(a)	5	5,153
ING Groep NV, 2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)	200	182,468
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)	10	9,359
7.20%, 11/28/33(b)	30	33,937
8.25%, 11/21/33, (1-year CMT + 4.400%)(a)(b)	15	17,535
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(a)	30	26,343
1.95%, 02/04/32, (1-day SOFR + 1.065%)(a)	55	48,387
2.55%, 11/08/32, (1-day SOFR + 1.180%)(a)	60	53,492
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(a)	70	63,314
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)	65	58,943
4.59%, 04/26/33, (1-day SOFR + 1.800%)(a)	50	49,738
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)	80	81,082
4.95%, 10/22/35, (1-day SOFR + 1.340%)(a)	70	69,614
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)	110	112,199
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)	55	56,476
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	85	87,789
5.50%, 01/24/36, (1-day SOFR + 1.315%)(a)	50	51,641
5.57%, 04/22/36, (1-day SOFR + 1.680%)(a)	70	72,800
5.58%, 07/23/36	50	51,039
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)	50	52,353
5.77%, 04/22/35, (1-day SOFR + 1.490%)(a)	60	63,391
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)	55	60,066
KeyCorp
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)	5	4,945
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)	30	32,217
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(b)	20	20,111
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	20	17,263
4.13%, 07/15/33	135	135,517
4.38%, 02/28/34	100	101,510
4.75%, 10/29/30	80	83,731
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	115	99,995
4.13%, 02/06/31(e)	25	25,342
Lloyds Banking Group PLC
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)	10	10,023
5.59%, 11/26/35, (1-year CMT + 1.200%)(a)	5	5,130
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)	10	10,370
7.95%, 11/15/33, (1-year CMT + 3.750%)(a)	15	17,306
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)	15	14,876
5.39%, 01/16/36, (1-day SOFR + 1.610%)(a)	25	25,048
6.08%, 03/13/32, (1-day SOFR + 2.260%)(a)	35	37,205
Macquarie Bank Ltd., 3.05%, 03/03/36, (5-year CMT + 1.700%)(a)(b)	10	9,018
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.440%)(a)(b)	10	9,021
2.87%, 01/14/33, (1-day SOFR + 1.532%)(a)(b)	33	29,471
4.44%, 06/21/33, (1-day SOFR + 2.405%)(a)(b)	33	32,189
5.49%, 11/09/33, (1-day SOFR + 2.865%)(a)(b)(c)	30	31,177
5.89%, 06/15/34, (1-day SOFR + 2.380%)(a)(b)	30	31,891
Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group Inc., 5.43%, 04/17/35, (1-year CMT + 1.000%)(a)	$200	$206,270
Mizuho Financial Group Inc.
2.56%, 09/13/31	45	39,810
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)	95	99,687
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)	54	46,837
1.93%, 04/28/32, (1-day SOFR + 1.020%)(a)	50	43,388
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)	85	74,656
2.48%, 09/16/36, (1-day SOFR + 1.360%)(a)	65	56,305
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)	70	62,095
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)	55	49,566
4.89%, 07/20/33, (1-day SOFR + 2.076%)(a)	25	25,228
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	65	66,386
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)	5	5,030
5.32%, 07/19/35, (1-day SOFR + 1.555%)(a)	50	50,941
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)	75	77,413
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)	50	51,575
5.59%, 01/18/36, (1-day SOFR + 1.418%)(a)	70	72,368
5.66%, 04/17/36, (1-day SOFR + 1.757%)(a)	60	62,445
5.83%, 04/19/35, (1-day SOFR + 1.580%)(a)	55	57,983
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)	35	36,360
5.95%, 01/19/38, (5-year CMT + 2.430%)(a)	35	36,364
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)	45	49,168
6.63%, 11/01/34, (1-day SOFR + 2.050%)(a)	35	38,822
7.25%, 04/01/32	80	92,182
National Australia Bank Ltd., 5.90%, 01/14/36, (1-year CMT + 1.300%)(a)(b)	20	20,800
NatWest Group PLC, 6.02%, 03/02/34, (1-year CMT + 2.100%)(a)	100	106,455
Norinchukin Bank (The), 2.08%, 09/22/31(b)	15	12,946
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	10	8,894
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(a)	7	6,889
4.81%, 10/21/32, (1-day SOFR + 1.259%)(a)	25	25,270
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	25	25,268
5.37%, 07/21/36, (1-day SOFR + 1.417%)(a)	30	30,473
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)	40	40,891
5.58%, 01/29/36, (1-day SOFR + 1.394%)(a)	25	25,780
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	40	41,706
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	40	42,522
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)	45	48,224
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	30	33,677
Regions Financial Corp., 5.50%, 09/06/35, (1-day SOFR +2.060%)(a)	30	30,437
Royal Bank of Canada
2.30%, 11/03/31	45	40,014
5.00%, 02/01/33	70	71,705
5.00%, 05/02/33	35	35,791
5.15%, 02/01/34	30	30,991
Santander Holdings USA Inc., 6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)	15	15,947
Societe Generale SA, 6.69%, 01/10/34, (1-year CMT + 2.950%)(a)(b)	200	214,949
Standard Chartered PLC
3.27%, 02/18/36, (5-year CMT + 2.300%)(a)(b)	15	13,668
5.91%, 05/14/35, (1-year CMT + 1.450%)(a)(b)	30	31,375
6.10%, 01/11/35, (1-year CMT + 2.100%)(a)(b)	10	10,613
State Street Corp.
2.20%, 03/03/31	25	22,286
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	20	17,839
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	$15	$14,540
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)	5	4,949
4.68%, 10/22/32, (1-day SOFR + 1.050%)(a)	35	35,408
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	25	25,064
5.15%, 02/28/36, (1-day SOFR + 1.217%)(a)	30	30,362
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	15	15,398
Sumitomo Mitsui Financial Group Inc.
5.25%, 07/08/36, (1-day SOFR + 1.500%)(a)	200	202,974
5.56%, 07/09/34	20	20,872
Toronto-Dominion Bank (The)
2.00%, 09/10/31	10	8,824
2.45%, 01/12/32	25	22,128
3.20%, 03/10/32	45	41,373
4.46%, 06/08/32	45	44,568
5.30%, 01/30/32	25	25,973
Truist Financial Corp.
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	25	24,652
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	35	35,250
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)	20	20,576
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	35	36,449
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	40	42,025
6.12%, 10/28/33, (1-day SOFR + 2.300%)(a)	20	21,356
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	30	25,802
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	15	13,266
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	25	24,856
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	25	24,836
5.42%, 02/12/36, (1-day SOFR + 1.411%)(a)	25	25,587
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	35	36,486
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	35	36,948
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	30	31,722
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.000%)(a)(b)	200	175,809
4.99%, 08/05/33, (1-year CMT + 2.400%)(a)(b)	200	200,772
6.54%, 08/12/33, (1-day SOFR + 3.920%)(a)(b)	10	10,929
UniCredit SpA, 3.13%, 06/03/32, (1-year CMT + 1.550%)(a)(b)	5	4,591
Walker & Dunlop Inc., 6.63%, 04/01/33(b)	10	10,386
Wells Fargo & Co.
3.35%, 03/02/33, (1-day SOFR + 1.500%)(a)	75	69,162
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)	75	75,431
5.21%, 12/03/35, (1-day SOFR + 1.380%)(a)	50	50,439
5.38%, 02/07/35	15	15,800
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)	90	92,600
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)	75	77,345
5.56%, 07/25/34, (1-day SOFR + 1.990%)(a)	75	77,873
5.61%, 04/23/36, (1-day SOFR + 1.740%)(a)	65	67,443
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)	75	82,425
Westpac Banking Corp.
2.15%, 06/03/31	85	76,405
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)	25	22,404
3.02%, 11/18/36, (5-year CMT + 1.530%)(a)	25	22,274
5.62%, 11/20/35, (1-year CMT + 1.200%)(a)	55	56,040
		11,622,759
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc., 5.00%, 06/15/34	25	25,559
Coca-Cola Co. (The)
1.38%, 03/15/31	40	34,688
2.25%, 01/05/32	45	40,076
4.65%, 08/14/34(c)	25	25,266
Security	Par (000)	Value
Beverages (continued)
5.00%, 05/13/34	$10	$10,332
Constellation Brands Inc.
2.25%, 08/01/31	15	13,171
4.90%, 05/01/33(c)	25	24,965
Diageo Investment Corp., 7.45%, 04/15/35	5	5,964
Keurig Dr Pepper Inc.
4.05%, 04/15/32	10	9,538
5.15%, 05/15/35	15	14,805
5.30%, 03/15/34	30	30,267
PepsiCo Inc.
1.95%, 10/21/31	30	26,347
3.90%, 07/18/32	25	24,272
4.45%, 02/15/33	10	10,018
5.00%, 02/07/35	20	20,308
5.00%, 07/23/35	10	10,087
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34	35	34,843
Pernod Ricard International Finance LLC, 1.63%, 04/01/31(b)	10	8,613
		369,119
Biotechnology — 0.2%
Amgen Inc.
2.00%, 01/15/32	55	47,229
3.35%, 02/22/32	35	32,612
5.25%, 03/02/33	90	92,345
Biogen Inc., 5.75%, 05/15/35	25	25,801
Bio-Rad Laboratories Inc., 3.70%, 03/15/32	25	23,284
CSL Finance PLC, 4.25%, 04/27/32(b)	30	29,421
Gilead Sciences Inc.
1.65%, 10/01/30	40	35,338
5.10%, 06/15/35	20	20,271
5.25%, 10/15/33	10	10,384
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	40	35,179
Royalty Pharma PLC
2.15%, 09/02/31	25	21,730
2.20%, 09/02/30	10	8,948
		382,542
Building Materials — 0.4%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(b)	15	15,487
Amrize Finance US LLC, 5.40%, 04/07/35(b)	20	20,292
Builders FirstSource Inc.
4.25%, 02/01/32(b)	27	25,378
6.38%, 06/15/32(b)	10	10,334
6.38%, 03/01/34(b)	20	20,631
6.75%, 05/15/35(b)	10	10,443
Carrier Global Corp.
2.70%, 02/15/31	35	32,184
5.90%, 03/15/34	10	10,667
Cemex SAB de CV, 7.20%, (5-year CMT + 3.520%)(a)(e)(f)	200	206,440
Eagle Materials Inc., 2.50%, 07/01/31	10	8,935
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(b)	50	51,366
6.75%, 07/15/31(b)	10	10,351
Fortune Brands Innovations Inc.
4.00%, 03/25/32	10	9,499
5.88%, 06/01/33	21	22,171
Jeld-Wen Inc., 7.00%, 09/01/32(b)(c)	5	4,320
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	$10	$8,860
2.00%, 09/16/31	30	25,965
4.90%, 12/01/32	5	5,049
Knife River Corp., 7.75%, 05/01/31(b)	5	5,252
Martin Marietta Materials Inc.
2.40%, 07/15/31	10	8,917
5.15%, 12/01/34	15	15,091
Masco Corp.
2.00%, 10/01/30	15	13,375
2.00%, 02/15/31	25	21,845
Masterbrand Inc., 7.00%, 07/15/32(b)	15	15,560
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(b)	15	15,462
Owens Corning, 5.70%, 06/15/34	20	20,923
Quikrete Holdings Inc.
6.38%, 03/01/32(b)	80	82,498
6.75%, 03/01/33(b)	20	20,720
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)	20	21,345
Standard Building Solutions Inc., 6.25%, 08/01/33(b)	20	20,422
Standard Industries Inc./New York
3.38%, 01/15/31(b)	18	16,361
4.38%, 07/15/30(b)	27	25,881
6.50%, 08/15/32(b)	25	25,812
Trane Technologies Financing Ltd.
5.10%, 06/13/34	15	15,312
5.25%, 03/03/33	5	5,165
Vulcan Materials Co., 5.35%, 12/01/34	15	15,336
Wilsonart LLC, 11.00%, 08/15/32(b)(c)	10	9,567
		873,216
Chemicals — 0.3%
Air Products and Chemicals Inc.
4.80%, 03/03/33	25	25,245
4.85%, 02/08/34	20	20,119
Albemarle Corp., 5.05%, 06/01/32(c)	5	4,891
Ashland Inc., 3.38%, 09/01/31(b)	20	17,803
Avient Corp.
6.25%, 11/01/31(b)	10	10,190
7.13%, 08/01/30(b)	15	15,500
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	10	10,521
Braskem Netherlands Finance BV, 7.25%, 02/13/33(e)	200	142,157
Celanese U.S. Holdings LLC
6.75%, 04/15/33	10	10,069
6.88%, 07/15/32	25	25,848
7.05%, 11/15/30	35	36,385
7.20%, 11/15/33	20	20,781
Cerdia Finanz GmbH, 9.38%, 10/03/31(b)	15	15,908
CF Industries Inc., 5.15%, 03/15/34	15	14,948
Chemours Co. (The), 8.00%, 01/15/33(b)(c)	10	9,792
Consolidated Energy Finance SA, 12.00%, 02/15/31(b)	10	9,206
Dow Chemical Co. (The)
2.10%, 11/15/30	45	39,765
4.25%, 10/01/34	10	9,114
5.15%, 02/15/34(c)	25	24,846
6.30%, 03/15/33	25	26,772
Eastman Chemical Co.
5.63%, 02/20/34	15	15,253
5.75%, 03/08/33	10	10,406
Security	Par (000)	Value
Chemicals (continued)
Ecolab Inc., 2.13%, 02/01/32	$25	$21,763
EIDP Inc., 4.80%, 05/15/33	15	15,025
FMC Corp.
5.65%, 05/18/33	15	14,928
8.45%, 11/01/55, (5-year CMT + 4.366%)(a)	15	15,614
Huntsman International LLC, 2.95%, 06/15/31	10	8,550
International Flavors & Fragrances Inc., 2.30%, 11/01/30(b)	19	16,984
LYB International Finance III LLC
5.50%, 03/01/34	35	34,812
5.63%, 05/15/33	5	5,117
Methanex U.S. Operations Inc., 6.25%, 03/15/32(b)	10	10,093
Nutrien Ltd.
4.13%, 03/15/35	10	9,152
5.40%, 06/21/34	10	10,184
Olin Corp., 6.63%, 04/01/33(b)	25	24,969
Olympus Water U.S. Holding Corp., 7.25%, 06/15/31(b)	15	15,348
RPM International Inc., 2.95%, 01/15/32	20	17,903
Sherwin-Williams Co. (The)
2.20%, 03/15/32	20	17,313
4.80%, 09/01/31	15	15,310
5.15%, 08/15/35	10	10,071
WR Grace Holdings LLC
6.63%, 08/15/32(b)	20	19,949
7.38%, 03/01/31(b)	5	5,095
YPF SA, 7.00%, 09/30/33(e)(g)	50	48,061
		851,760
Commercial Services — 0.5%
ADT Security Corp. (The), 4.88%, 07/15/32(b)	15	14,453
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)	45	47,268
Ashtead Capital Inc.
5.55%, 05/30/33(b)	5	5,090
5.80%, 04/15/34(b)	15	15,518
Automatic Data Processing Inc.
4.45%, 09/09/34	15	14,746
4.75%, 05/08/32	25	25,544
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.38%, 06/15/32(b)	20	20,875
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 8.00%, 02/15/31(b)(c)	10	10,335
Block Inc.
3.50%, 06/01/31	18	16,636
6.00%, 08/15/33(b)	5	5,133
6.50%, 05/15/32	40	41,442
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)	40	42,426
Brink's Co. (The), 6.75%, 06/15/32(b)	5	5,191
Cimpress PLC, 7.38%, 09/15/32(b)	10	10,037
DP World Crescent Ltd., 5.50%, 05/08/35(e)	200	206,246
Emory University, Series 2020, 2.14%, 09/01/30	5	4,557
Equifax Inc., 2.35%, 09/15/31	30	26,452
EquipmentShare.com Inc.
8.00%, 03/15/33(b)	10	10,626
8.63%, 05/15/32(b)	10	10,773
ERAC USA Finance LLC
4.90%, 05/01/33(b)	30	30,283
5.20%, 10/30/34(b)	10	10,219
Garda World Security Corp.
8.25%, 08/01/32(b)	20	20,811
8.38%, 11/15/32(b)	15	15,647
GEO Group Inc. (The), 10.25%, 04/15/31	10	11,023
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Global Payments Inc.
2.90%, 11/15/31	$15	$13,419
5.40%, 08/15/32	15	15,266
GXO Logistics Inc.
2.65%, 07/15/31	20	17,727
6.50%, 05/06/34	10	10,581
Herc Holdings Inc.
7.00%, 06/15/30(b)	25	26,018
7.25%, 06/15/33(b)	25	26,217
J Paul Getty Trust (The), 4.91%, 04/01/35	10	10,175
Moody's Corp., 4.25%, 08/08/32	25	24,601
PayPal Holdings Inc.
4.40%, 06/01/32	30	29,784
5.15%, 06/01/34(c)	20	20,430
President and Fellows of Harvard College, Series ., 4.61%, 02/15/35(c)	15	14,990
Quanta Services Inc.
2.35%, 01/15/32	25	21,724
2.90%, 10/01/30	65	60,521
5.25%, 08/09/34	10	10,132
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)	25	25,523
RELX Capital Inc., 5.25%, 03/27/35	15	15,339
Rollins Inc., 5.25%, 02/24/35	10	10,057
RRD Parent Inc., 10.00%, 10/15/31, (10.00% PIK)(b)(d)	7	13,241
S&P Global Inc., 2.90%, 03/01/32	45	41,127
Service Corp. International/U.S.
3.38%, 08/15/30	20	18,460
4.00%, 05/15/31	10	9,400
5.75%, 10/15/32	15	15,164
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(b)	20	20,739
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(b)	15	13,508
TriNet Group Inc., 7.13%, 08/15/31(b)	5	5,200
Triton Container International Ltd., 3.15%, 06/15/31(b)	25	22,185
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	10	8,826
United Rentals North America Inc.
3.75%, 01/15/32	11	10,139
3.88%, 02/15/31	33	31,113
4.00%, 07/15/30	10	9,551
6.13%, 03/15/34(b)	20	20,729
Valvoline Inc., 3.63%, 06/15/31(b)	10	9,124
Verisk Analytics Inc., 5.25%, 06/05/34	25	25,522
Veritiv Operating Co., 10.50%, 11/30/30(b)	15	16,239
Wand NewCo 3 Inc., 7.63%, 01/30/32(b)	20	21,147
WEX Inc., 6.50%, 03/15/33(b)	15	15,359
Williams Scotsman Inc., 7.38%, 10/01/31(b)	10	10,455
		1,311,063
Computers — 0.4%
Accenture Capital Inc.
4.25%, 10/04/31	75	74,705
4.50%, 10/04/34	25	24,403
Amentum Holdings Inc., 7.25%, 08/01/32(b)	15	15,654
Apple Inc.
1.70%, 08/05/31	25	21,974
3.35%, 08/08/32	30	28,444
4.30%, 05/10/33	20	20,121
4.50%, 05/12/32	25	25,427
4.75%, 05/12/35	25	25,385
Security	Par (000)	Value
Computers (continued)
Booz Allen Hamilton Inc.
5.95%, 08/04/33	$10	$10,440
5.95%, 04/15/35	10	10,312
CACI International Inc., 6.38%, 06/15/33(b)	10	10,331
CGI Inc., 2.30%, 09/14/31	10	8,787
Dell International LLC/EMC Corp.
4.85%, 02/01/35	25	24,305
5.30%, 04/01/32	30	30,905
5.40%, 04/15/34	15	15,327
5.50%, 04/01/35	25	25,475
5.75%, 02/01/33	20	21,070
Fortinet Inc., 2.20%, 03/15/31	5	4,455
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(b)	15	15,795
Gartner Inc., 3.75%, 10/01/30(b)	21	19,764
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	30	30,227
5.00%, 10/15/34	30	29,473
HP Inc.
2.65%, 06/17/31	75	67,316
5.50%, 01/15/33	30	30,802
IBM International Capital Pte Ltd., 4.90%, 02/05/34	10	10,009
Insight Enterprises Inc., 6.63%, 05/15/32(b)	10	10,317
International Business Machines Corp.
2.72%, 02/09/32	10	9,000
4.40%, 07/27/32	10	9,924
5.88%, 11/29/32	5	5,381
Series .., 5.00%, 02/10/32	15	15,374
Series .., 5.20%, 02/10/35	10	10,156
Kyndryl Holdings Inc., 3.15%, 10/15/31	15	13,572
Leidos Inc.
2.30%, 02/15/31	15	13,339
5.50%, 03/15/35	10	10,225
5.75%, 03/15/33	20	20,953
Lenovo Group Ltd., 3.42%, 11/02/30(e)	200	188,883
NetApp Inc., 5.70%, 03/17/35	15	15,449
Seagate Data Storage Technology Pte Ltd.
4.13%, 01/15/31(b)	5	4,559
5.75%, 12/01/34(b)	10	9,726
8.50%, 07/15/31(b)	5	5,307
9.63%, 12/01/32(b)	12	13,597
Unisys Corp., 10.63%, 01/15/31(b)	10	10,413
Western Digital Corp., 3.10%, 02/01/32	15	13,375
		980,456
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.25%, 08/15/32	10	9,330
4.60%, 03/01/33	4	4,054
Estee Lauder Companies Inc. (The)
4.65%, 05/15/33	15	14,897
5.00%, 02/14/34	50	50,409
Kenvue Inc., 4.90%, 03/22/33	35	35,556
Opal Bidco SAS, 6.50%, 03/31/32(b)	20	20,351
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	10	9,791
6.13%, 09/30/32	15	15,099
Prestige Brands Inc., 3.75%, 04/01/31(b)	7	6,449
Procter & Gamble Co. (The)
1.20%, 10/29/30	40	34,904
1.95%, 04/23/31	25	22,457
2.30%, 02/01/32	35	31,593
4.55%, 01/29/34	50	50,422
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Unilever Capital Corp., 1.75%, 08/12/31	$100	$87,405
		392,717
Distribution & Wholesale — 0.0%
Ferguson Finance PLC, 4.65%, 04/20/32(b)	5	4,935
LKQ Corp., 6.25%, 06/15/33	25	26,425
RB Global Holdings Inc., 7.75%, 03/15/31(b)	10	10,508
Resideo Funding Inc., 6.50%, 07/15/32(b)	10	10,225
		52,093
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	150	137,293
3.40%, 10/29/33	10	8,893
4.95%, 09/10/34	20	19,718
Air Lease Corp.
2.88%, 01/15/32	10	8,964
3.13%, 12/01/30	80	74,760
Ally Financial Inc.
5.55%, 07/31/33, (1-day SOFR + 1.780%)(a)	10	10,059
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)	20	20,574
6.65%, 01/17/40, (5-year CMT + 2.450%)(a)	10	9,938
6.70%, 02/14/33(c)	10	10,396
8.00%, 11/01/31	55	62,835
American Express Co.
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	40	39,313
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	25	25,199
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	35	35,523
5.28%, 07/26/35, (1-day SOFR + 1.420%)(a)	45	45,855
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(a)	25	25,690
5.67%, 04/25/36, (1-day SOFR + 1.790%)(a)	30	31,324
5.92%, 04/25/35, (1-day SOFR + 1.630%)(a)	5	5,270
Ameriprise Financial Inc.
4.50%, 05/13/32	5	4,988
5.15%, 05/15/33	15	15,417
5.20%, 04/15/35	15	15,185
Apollo Global Management Inc.
6.00%, 12/15/54, (5-year CMT + 2.168%)(a)	5	4,973
6.38%, 11/15/33	10	10,972
Blackstone Holdings Finance Co. LLC
2.00%, 01/30/32(b)	20	17,060
2.55%, 03/30/32(b)	5	4,374
6.20%, 04/22/33(b)	30	32,479
Blue Owl Finance LLC, 4.38%, 02/15/32	35	33,298
BOC Aviation Ltd., 2.63%, 09/17/30(b)	200	185,700
Brookfield Asset Management Ltd., 5.80%, 04/24/35	10	10,354
Brookfield Capital Finance LLC, 6.09%, 06/14/33	5	5,330
Brookfield Finance Inc., 6.35%, 01/05/34	35	37,847
Burford Capital Global Finance LLC, 9.25%, 07/01/31(b)	15	15,965
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	45	38,741
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)	30	26,625
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	20	20,350
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	20	20,794
5.88%, 07/26/35, (1-day SOFR +1.990%)(a)	20	20,791
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)	25	26,330
6.18%, 01/30/36, (1-day SOFR + 2.036%)(a)	35	36,119
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	30	32,208
6.70%, 11/29/32	10	11,001
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(a)	25	29,229
Security	Par (000)	Value
Diversified Financial Services (continued)
Charles Schwab Corp. (The)
1.95%, 12/01/31	$30	$25,968
2.90%, 03/03/32	65	58,887
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)	25	26,637
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	10	10,853
CI Financial Corp., 3.20%, 12/17/30	25	22,485
Citadel LP, 6.38%, 01/23/32(b)	10	10,531
CME Group Inc., 2.65%, 03/15/32	5	4,507
Coinbase Global Inc., 3.63%, 10/01/31(b)(c)	15	13,436
Credit Suisse USA LLC, 7.13%, 07/15/32	25	28,557
Focus Financial Partners LLC, 6.75%, 09/15/31(b)	15	15,510
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(b)	15	15,493
9.13%, 05/15/31(b)	15	15,755
goeasy Ltd., Series 144*, 6.88%, 05/15/30(b)	5	5,080
Intercontinental Exchange Inc.
1.85%, 09/15/32	35	29,332
4.60%, 03/15/33	50	49,974
Jane Street Group/JSG Finance Inc.
6.13%, 11/01/32(b)	30	30,140
6.75%, 05/01/33(b)	25	25,867
7.13%, 04/30/31(b)	25	26,161
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	10	9,974
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31(b)	10	10,037
Jefferies Financial Group Inc.
2.63%, 10/15/31	45	39,785
2.75%, 10/15/32	25	21,463
Lazard Group LLC, 6.00%, 03/15/31	5	5,295
LPL Holdings Inc.
4.38%, 05/15/31(b)	8	7,751
5.65%, 03/15/35	10	10,107
5.75%, 06/15/35	10	10,161
6.00%, 05/20/34	10	10,345
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)	10	10,688
Mastercard Inc.
2.00%, 11/18/31	15	13,178
4.55%, 01/15/35	25	24,665
4.85%, 03/09/33	15	15,320
4.88%, 05/09/34	25	25,384
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(b)	10	10,385
Nasdaq Inc., 5.55%, 02/15/34	35	36,482
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(b)	10	10,112
5.75%, 11/15/31(b)	14	14,153
7.13%, 02/01/32(b)	25	26,063
Navient Corp.
5.63%, 08/01/33	10	9,126
7.88%, 06/15/32(c)	15	15,848
9.38%, 07/25/30	10	11,050
11.50%, 03/15/31	8	9,044
Nomura Holdings Inc., 5.78%, 07/03/34	200	209,506
Nuveen LLC, 5.85%, 04/15/34(b)	25	26,131
OneMain Finance Corp.
4.00%, 09/15/30	11	10,172
6.75%, 03/15/32	25	25,607
7.13%, 11/15/31	5	5,195
7.50%, 05/15/31	15	15,728
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
ORIX Corp.
4.00%, 04/13/32	$5	$4,804
5.20%, 09/13/32	25	25,675
Osaic Holdings Inc.
6.75%, 08/01/32(b)	5	5,094
8.00%, 08/01/33(b)	5	5,068
PennyMac Financial Services Inc.
5.75%, 09/15/31(b)	12	11,768
6.75%, 02/15/34(b)	5	5,034
6.88%, 05/15/32(b)	10	10,246
6.88%, 02/15/33(b)	15	15,333
7.13%, 11/15/30(b)	15	15,557
Rocket Companies Inc.
6.13%, 08/01/30(b)	40	41,162
6.38%, 08/01/33(b)	15	15,566
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.88%, 03/01/31(b)	20	18,700
4.00%, 10/15/33(b)	19	17,147
StoneX Group Inc., 7.88%, 03/01/31(b)	10	10,574
Synchrony Financial
2.88%, 10/28/31	15	13,299
6.00%, 07/29/36, (1-day SOFR + 2.070%)(a)	10	10,109
7.25%, 02/02/33	15	15,812
TPG Operating Group II LP, 5.88%, 03/05/34	10	10,484
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(b)	10	10,526
Visa Inc., 1.10%, 02/15/31	20	17,209
Voya Financial Inc., 5.00%, 09/20/34	20	19,652
Western Union Co. (The), 2.75%, 03/15/31	20	17,629
		2,608,110
Electric — 1.7%
AEP Texas Inc.
4.70%, 05/15/32	10	9,933
5.40%, 06/01/33	5	5,099
AEP Transmission Co. LLC
5.15%, 04/01/34	5	5,069
5.38%, 06/15/35	10	10,239
AES Corp. (The), 2.45%, 01/15/31	15	13,441
Alabama Power Co.
3.05%, 03/15/32	5	4,575
3.94%, 09/01/32	5	4,815
5.10%, 04/02/35	10	10,117
Alliant Energy Finance LLC, 3.60%, 03/01/32(b)	25	22,867
Alpha Generation LLC, 6.75%, 10/15/32(b)	15	15,484
Ameren Corp.
3.50%, 01/15/31	30	28,668
5.38%, 03/15/35	20	20,343
American Electric Power Co. Inc.
5.63%, 03/01/33	18	18,841
5.95%, 11/01/32	15	15,991
6.95%, 12/15/54, (5-year CMT + 2.675%)(a)	5	5,322
American Transmission Systems Inc., 2.65%, 01/15/32(b)	28	24,903
Appalachian Power Co.
4.50%, 08/01/32	10	9,856
5.65%, 04/01/34	45	46,608
Arizona Public Service Co.
2.20%, 12/15/31	30	26,125
5.70%, 08/15/34	10	10,363
Security	Par (000)	Value
Electric (continued)
Baltimore Gas & Electric Co.
5.30%, 06/01/34	$10	$10,309
5.45%, 06/01/35	15	15,462
Black Hills Corp.
6.00%, 01/15/35	10	10,512
6.15%, 05/15/34	10	10,591
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)	10	10,118
Calpine Corp.
3.75%, 03/01/31(b)	17	16,145
5.00%, 02/01/31(b)	16	15,870
Capital Power U.S. Holdings Inc., 6.19%, 06/01/35(b)	10	10,347
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	20	20,242
5.15%, 03/01/34	10	10,172
Series ai., 4.45%, 10/01/32	10	9,874
Series K2, 6.95%, 03/15/33	10	11,316
CenterPoint Energy Inc.
2.65%, 06/01/31	20	18,078
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(a)	10	10,500
Clearway Energy Operating LLC
3.75%, 02/15/31(b)	20	18,396
3.75%, 01/15/32(b)	5	4,498
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30(b)	15	14,873
CMS Energy Corp., 6.50%, 06/01/55, (5-year CMT + 1.961%)(a)	20	20,395
Comision Federal de Electricidad, 3.88%, 07/26/33(e)	200	173,090
Connecticut Light and Power Co. (The)
4.95%, 08/15/34	10	10,054
Series A, 2.05%, 07/01/31	20	17,656
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	36	32,613
5.13%, 03/15/35(c)	15	15,344
5.20%, 03/01/33	15	15,509
Constellation Energy Generation LLC, 6.13%, 01/15/34	25	27,116
Consumers Energy Co.
3.60%, 08/15/32	30	28,182
4.50%, 01/15/31	10	10,087
4.63%, 05/15/33	20	19,834
5.05%, 05/15/35	15	15,138
Dominion Energy Inc.
5.45%, 03/15/35	20	20,258
6.63%, 05/15/55, (5-year CMT + 2.207%)(a)	20	20,508
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(a)	10	10,730
Series F, 5.25%, 08/01/33	10	10,122
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	10	10,335
6.63%, 02/01/32	5	5,555
Series 2025, 5.30%, 01/15/35	10	10,257
DTE Electric Co.
5.20%, 04/01/33	25	25,879
Series A, 3.00%, 03/01/32	15	13,792
DTE Energy Co., 5.85%, 06/01/34	30	31,556
Duke Energy Carolinas LLC
4.85%, 01/15/34	10	10,042
4.95%, 01/15/33	15	15,331
5.25%, 03/15/35	15	15,433
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Duke Energy Corp.
2.55%, 06/15/31	$40	$36,010
4.50%, 08/15/32	20	19,735
5.45%, 06/15/34	25	25,817
5.75%, 09/15/33	20	21,102
6.45%, 09/01/54, (5-year CMT + 2.588%)(a)	20	20,712
Duke Energy Florida LLC, 2.40%, 12/15/31	15	13,433
Duke Energy Ohio Inc., 5.25%, 04/01/33	10	10,303
Duke Energy Progress LLC
3.40%, 04/01/32	30	28,225
5.05%, 03/15/35	15	15,146
5.25%, 03/15/33	20	20,675
Duquesne Light Holdings Inc.
2.53%, 10/01/30(b)	30	26,811
2.78%, 01/07/32(b)	10	8,817
El Paso Electric Co., 6.00%, 05/15/35	10	10,355
Electricite de France SA, 5.75%, 01/13/35(b)	20	20,562
Enel Finance International NV
5.50%, 06/26/34(b)	15	15,373
7.50%, 10/14/32(b)	10	11,466
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(b)	5	4,605
Entergy Arkansas LLC, 5.15%, 01/15/33	40	41,172
Entergy Louisiana LLC
2.35%, 06/15/32	15	13,063
3.05%, 06/01/31	15	14,006
4.00%, 03/15/33	40	37,937
5.15%, 09/15/34	20	20,239
5.35%, 03/15/34	10	10,292
Entergy Texas Inc., 1.75%, 03/15/31	5	4,360
Evergy Kansas Central Inc.
5.25%, 03/15/35	10	10,110
5.90%, 11/15/33	5	5,326
Evergy Metro Inc., 5.40%, 04/01/34	10	10,316
Evergy Missouri West Inc., 5.65%, 06/01/34(b)	15	15,320
Eversource Energy
5.13%, 05/15/33	25	25,100
5.50%, 01/01/34	30	30,677
5.85%, 04/15/31	25	26,476
5.95%, 07/15/34	10	10,496
Exelon Corp.
3.35%, 03/15/32	30	27,866
4.95%, 06/15/35	10	9,760
5.30%, 03/15/33	10	10,310
5.45%, 03/15/34	50	51,576
5.63%, 06/15/35	10	10,340
FirstEnergy Corp., Series B, 2.25%, 09/01/30	5	4,490
Florida Power & Light Co.
2.45%, 02/03/32	20	17,822
4.80%, 05/15/33	15	15,126
4.95%, 06/01/35	10	10,046
5.00%, 08/01/34	15	15,155
5.10%, 04/01/33	20	20,506
5.30%, 06/15/34	45	46,544
Georgia Power Co.
4.70%, 05/15/32	43	43,247
5.20%, 03/15/35	15	15,218
5.25%, 03/15/34	30	30,772
Idaho Power Co., 5.20%, 08/15/34	10	10,265
Indianapolis Power & Light Co., 5.65%, 12/01/32(b)	20	20,807
Security	Par (000)	Value
Electric (continued)
Interstate Power & Light Co.
4.95%, 09/30/34	$10	$9,851
5.60%, 06/29/35	10	10,317
IPALCO Enterprises Inc., 5.75%, 04/01/34	25	25,202
ITC Holdings Corp., 5.65%, 05/09/34(b)	15	15,526
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	20	17,745
5.10%, 01/15/35	15	15,026
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(b)	25	22,258
Lightning Power LLC, 7.25%, 08/15/32(b)	25	26,531
Louisville Gas & Electric Co., 5.45%, 04/15/33	30	31,209
Massachusetts Electric Co., 1.73%, 11/24/30(b)	15	13,032
MidAmerican Energy Co.
5.35%, 01/15/34	5	5,182
6.75%, 12/30/31	5	5,656
Narragansett Electric Co. (The), 5.35%, 05/01/34(b)	10	10,216
National Grid PLC
5.42%, 01/11/34	20	20,568
5.81%, 06/12/33	10	10,588
National Grid USA, 5.80%, 04/01/35	5	5,133
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	15	12,812
2.75%, 04/15/32	10	8,989
5.00%, 02/07/31	15	15,464
5.00%, 08/15/34	30	30,277
Series C, 8.00%, 03/01/32	10	11,848
New York State Electric & Gas Corp., 2.15%, 10/01/31(b)	35	30,427
NextEra Energy Capital Holdings Inc.
2.44%, 01/15/32	20	17,533
5.00%, 07/15/32	15	15,250
5.05%, 02/28/33	30	30,427
5.25%, 03/15/34	35	35,624
5.45%, 03/15/35	25	25,630
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)	10	10,553
Niagara Mohawk Power Corp., 5.29%, 01/17/34(b)	25	25,257
NRG Energy Inc.
3.63%, 02/15/31(b)	27	24,904
3.88%, 02/15/32(b)	10	9,202
6.00%, 02/01/33(b)	15	15,217
6.25%, 11/01/34(b)	15	15,384
7.00%, 03/15/33(b)	25	27,324
NSTAR Electric Co., 1.95%, 08/15/31	10	8,772
Ohio Power Co.
5.00%, 06/01/33	25	25,156
5.65%, 06/01/34	5	5,188
Series Q, 1.63%, 01/15/31	10	8,636
Oncor Electric Delivery Co. LLC
4.55%, 09/15/32	20	19,878
5.35%, 04/01/35(b)	10	10,285
5.65%, 11/15/33	10	10,584
7.00%, 05/01/32	10	11,282
Pacific Gas and Electric Co.
2.50%, 02/01/31	45	39,903
4.40%, 03/01/32	20	19,256
5.70%, 03/01/35	20	20,265
5.90%, 06/15/32	15	15,615
6.00%, 08/15/35	15	15,515
6.15%, 01/15/33	40	42,007
6.40%, 06/15/33	35	37,160
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
PacifiCorp
2.70%, 09/15/30	$30	$27,690
5.45%, 02/15/34	50	50,815
7.70%, 11/15/31	25	29,103
PECO Energy Co., 4.90%, 06/15/33	18	18,275
Pike Corp., 8.63%, 01/31/31(b)	10	10,720
Potomac Electric Power Co., 5.20%, 03/15/34	10	10,246
PPL Capital Funding Inc., 5.25%, 09/01/34	15	15,211
Progress Energy Inc., 7.75%, 03/01/31	20	23,135
PSEG Power LLC, 5.75%, 05/15/35(b)	10	10,351
Public Service Co. of Colorado
1.88%, 06/15/31	25	21,792
5.35%, 05/15/34	10	10,179
Series 35, 1.90%, 01/15/31	5	4,399
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	10	8,928
Public Service Co. of Oklahoma, 5.20%, 01/15/35	15	15,042
Public Service Electric & Gas Co.
1.90%, 08/15/31	20	17,475
4.65%, 03/15/33	10	10,002
4.85%, 08/01/34	10	10,027
Public Service Enterprise Group Inc.
2.45%, 11/15/31	30	26,597
5.40%, 03/15/35	15	15,299
5.45%, 04/01/34	20	20,557
6.13%, 10/15/33	5	5,358
Puget Energy Inc., 5.73%, 03/15/35	10	10,150
Puget Sound Energy Inc., 5.33%, 06/15/34	10	10,253
RWE Finance U.S. LLC, 5.88%, 04/16/34(b)	5	5,220
San Diego Gas & Electric Co.
5.40%, 04/15/35	15	15,389
Series XXX, 3.00%, 03/15/32	10	9,093
Saudi Electricity Sukuk Programme Co., 5.49%, 02/18/35(e)	200	208,753
Sempra
5.50%, 08/01/33	40	41,096
6.40%, 10/01/54, (5-year CMT + 2.632%)(a)	15	14,831
6.55%, 04/01/55, (5-year CMT + 2.138%)(a)	10	9,866
Southern California Edison Co.
2.75%, 02/01/32	10	8,779
5.20%, 06/01/34	15	14,900
5.45%, 06/01/31	10	10,345
5.45%, 03/01/35	20	20,126
5.95%, 11/01/32	35	36,803
Series G, 2.50%, 06/01/31	20	17,710
Southern Co. (The)
4.85%, 03/15/35	15	14,707
5.20%, 06/15/33	25	25,524
5.70%, 10/15/32	15	15,814
5.70%, 03/15/34	20	20,963
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.069%)(a)	25	26,178
Southwestern Public Service Co., 5.30%, 05/15/35	10	10,089
Tampa Electric Co., 5.15%, 03/01/35	15	15,119
Tucson Electric Power Co.
3.25%, 05/15/32	5	4,593
5.20%, 09/15/34	10	10,090
Union Electric Co.
2.15%, 03/15/32	10	8,662
5.20%, 04/01/34	25	25,612
Security	Par (000)	Value
Electric (continued)
Virginia Electric & Power Co.
2.30%, 11/15/31	$50	$44,168
2.40%, 03/30/32	35	30,674
5.00%, 04/01/33	25	25,346
5.00%, 01/15/34	25	25,095
5.05%, 08/15/34	10	10,081
5.15%, 03/15/35	20	20,172
Vistra Operations Co. LLC
5.70%, 12/30/34(b)	15	15,324
6.88%, 04/15/32(b)	20	20,978
6.95%, 10/15/33(b)	25	27,631
7.75%, 10/15/31(b)	25	26,569
WEC Energy Group Inc., 1.80%, 10/15/30	11	9,736
Wisconsin Electric Power Co., 5.63%, 05/15/33	10	10,685
Xcel Energy Inc.
4.60%, 06/01/32	20	19,705
5.45%, 08/15/33	5	5,118
5.50%, 03/15/34	40	40,908
5.60%, 04/15/35	15	15,345
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/31(b)	10	10,463
8.63%, 03/15/33(b)(c)	20	21,144
		4,301,337
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.20%, 12/21/31	35	31,034
EnerSys, 6.63%, 01/15/32(b)	5	5,157
WESCO Distribution Inc.
6.38%, 03/15/33(b)	10	10,366
6.63%, 03/15/32(b)	15	15,598
		62,155
Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32	20	20,754
Amphenol Corp.
2.20%, 09/15/31	35	30,969
5.00%, 01/15/35	15	15,126
Arrow Electronics Inc.
2.95%, 02/15/32	15	13,253
5.88%, 04/10/34	25	25,940
Atkore Inc., 4.25%, 06/01/31(b)	8	7,423
Avnet Inc., 5.50%, 06/01/32	10	10,113
Flex Ltd., 5.25%, 01/15/32	10	10,214
Honeywell International Inc.
1.75%, 09/01/31	45	38,753
4.50%, 01/15/34	10	9,808
5.00%, 02/15/33	30	30,571
5.00%, 03/01/35	30	30,199
Jabil Inc., 3.00%, 01/15/31	15	13,761
Sensata Technologies Inc.
3.75%, 02/15/31(b)	26	23,901
6.63%, 07/15/32(b)	10	10,329
TD SYNNEX Corp.
2.65%, 08/09/31	20	17,798
6.10%, 04/12/34	10	10,483
Trimble Inc., 6.10%, 03/15/33	10	10,659
Tyco Electronics Group SA
2.50%, 02/04/32	5	4,451
5.00%, 05/09/35	10	9,958
Vontier Corp., 2.95%, 04/01/31	22	20,026
		364,489
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction — 0.0%
AECOM, 6.00%, 08/01/33(b)	$20	$20,371
Arcosa Inc., 6.88%, 08/15/32(b)	10	10,432
Artera Services LLC, 8.50%, 02/15/31(b)(c)	10	8,734
Brundage-Bone Concrete Pumping Holdings Inc., 7.50%, 02/01/32(b)	10	9,983
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(b)	10	10,755
Global Infrastructure Solutions Inc., 7.50%, 04/15/32(b)	7	7,316
Jacobs Engineering Group Inc., 5.90%, 03/01/33	10	10,464
TopBuild Corp., 4.13%, 02/15/32(b)	10	9,328
		87,383
Entertainment — 0.1%
Caesars Entertainment Inc.
6.00%, 10/15/32(b)(c)	20	19,619
6.50%, 02/15/32(b)	30	30,759
Churchill Downs Inc., 6.75%, 05/01/31(b)	10	10,276
Cinemark USA Inc., 7.00%, 08/01/32(b)	10	10,373
Light & Wonder International Inc., 7.50%, 09/01/31(b)	10	10,434
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(b)	10	8,538
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(b)	10	10,525
Motion Finco SARL, 8.38%, 02/15/32(b)	10	8,624
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(b)	13	7,725
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)	5	5,060
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)	15	15,077
Six Flags Entertainment Corp. /Six Flags Theme Parks Inc./ Canada's Wonderland Co., 6.63%, 05/01/32(b)	15	15,246
Vail Resorts Inc., 6.50%, 05/15/32(b)	10	10,358
Voyager Parent LLC, 9.25%, 07/01/32(b)	35	36,945
Warnermedia Holdings Inc., 4.28%, 03/15/32	56	48,314
WMG Acquisition Corp., 3.00%, 02/15/31(b)(c)	11	10,183
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/33(b)	25	25,318
7.13%, 02/15/31(b)	15	16,139
		299,513
Environmental Control — 0.2%
Clean Harbors Inc., 6.38%, 02/01/31(b)	10	10,254
GFL Environmental Inc., 6.75%, 01/15/31(b)	15	15,675
Republic Services Inc.
1.75%, 02/15/32	25	21,297
5.00%, 04/01/34	35	35,618
5.15%, 03/15/35	20	20,426
5.20%, 11/15/34	10	10,266
Reworld Holding Corp., 5.00%, 09/01/30	8	7,643
Veralto Corp., 5.45%, 09/18/33	10	10,328
Waste Connections Inc.
2.20%, 01/15/32	20	17,457
3.20%, 06/01/32	15	13,832
5.00%, 03/01/34	30	30,435
Waste Management Inc.
4.15%, 04/15/32	60	58,909
4.80%, 03/15/32	70	71,460
4.88%, 02/15/34	25	25,398
4.95%, 03/15/35	35	35,181
Waste Pro USA Inc., 7.00%, 02/01/33(b)	10	10,452
Security	Par (000)	Value
Environmental Control (continued)
Wrangler Holdco Corp., 6.63%, 04/01/32(b)	$10	$10,425
		405,056
Food — 0.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 6.25%, 03/15/33(b)	10	10,247
Conagra Brands Inc.
5.75%, 08/01/35	10	10,051
8.25%, 09/15/30	10	11,559
Fiesta Purchaser Inc.
7.88%, 03/01/31(b)	10	10,640
9.63%, 09/15/32(b)(c)	10	10,746
Flowers Foods Inc., 5.75%, 03/15/35	10	10,174
General Mills Inc.
4.95%, 03/29/33	30	30,182
5.25%, 01/30/35	15	15,082
Hershey Co. (The)
4.50%, 05/04/33	20	19,907
5.10%, 02/24/35	10	10,197
Ingles Markets Inc., 4.00%, 06/15/31(b)	8	7,500
J.M. Smucker Co. (The)
2.13%, 03/15/32	20	16,982
4.25%, 03/15/35	10	9,290
6.20%, 11/15/33	20	21,490
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	20	17,695
3.75%, 12/01/31	20	18,841
5.75%, 04/01/33	32	33,113
6.75%, 03/15/34	38	41,685
Kellanova, 5.25%, 03/01/33	15	15,401
Kraft Heinz Foods Co.
4.25%, 03/01/31	20	19,664
5.40%, 03/15/35(c)	10	10,057
6.75%, 03/15/32	5	5,509
Kroger Co. (The)
1.70%, 01/15/31	5	4,352
5.00%, 09/15/34	70	69,747
7.50%, 04/01/31	25	28,695
Lamb Weston Holdings Inc., 4.38%, 01/31/32(b)	22	20,690
Mars Inc.
1.63%, 07/16/32(b)	10	8,392
3.60%, 04/01/34(b)	10	9,060
4.65%, 04/20/31(b)	5	5,075
4.75%, 04/20/33(b)	45	44,761
5.00%, 03/01/32(b)	40	40,802
5.20%, 03/01/35(b)	90	90,812
McCormick & Co. Inc./MD
1.85%, 02/15/31	35	30,575
4.70%, 10/15/34	10	9,713
4.95%, 04/15/33	5	5,041
Mondelez International Inc.
3.00%, 03/17/32	25	22,743
4.75%, 08/28/34	10	9,908
5.13%, 05/06/35	10	10,098
Nestle Capital Corp., 4.88%, 03/12/34(b)	150	152,148
Performance Food Group Inc., 6.13%, 09/15/32(b)	20	20,492
Pilgrim's Pride Corp.
3.50%, 03/01/32	30	27,154
4.25%, 04/15/31	20	19,281
6.88%, 05/15/34	20	21,903
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Post Holdings Inc.
4.50%, 09/15/31(b)	$20	$18,653
6.25%, 02/15/32(b)	15	15,412
6.25%, 10/15/34(b)	15	15,152
6.38%, 03/01/33(b)	20	20,247
Safeway Inc., 7.25%, 02/01/31	3	3,241
Smithfield Foods Inc.
2.63%, 09/13/31(b)	25	21,887
3.00%, 10/15/30(b)	20	18,272
Sysco Corp.
2.45%, 12/14/31	5	4,444
5.40%, 03/23/35	10	10,215
6.00%, 01/17/34	15	16,155
The Campbell's Co.
4.75%, 03/23/35	15	14,369
5.40%, 03/21/34	25	25,368
Tyson Foods Inc., 5.70%, 03/15/34	25	26,042
U.S. Foods Inc.
4.63%, 06/01/30(b)	5	4,875
5.75%, 04/15/33(b)	10	10,069
7.25%, 01/15/32(b)	10	10,492
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(b)	15	14,869
		1,257,216
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.88%, 05/15/31	10	12,174
Magnera Corp., 7.25%, 11/15/31(b)(c)	15	14,200
Suzano Austria GmbH
3.13%, 01/15/32	25	22,187
3.75%, 01/15/31	30	28,194
		76,755
Gas — 0.2%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.573%)(a)(b)	15	15,220
APA Infrastructure Ltd.
5.00%, 03/23/35(b)	5	4,906
5.13%, 09/16/34(b)	15	15,009
Atmos Energy Corp., 1.50%, 01/15/31	40	34,650
Boston Gas Co.
3.76%, 03/16/32(b)	15	14,010
5.84%, 01/10/35(b)	15	15,740
CenterPoint Energy Resources Corp.
4.40%, 07/01/32	10	9,819
5.40%, 07/01/34	15	15,338
KeySpan Gas East Corp., 5.99%, 03/06/33(b)	15	15,706
National Fuel Gas Co.
2.95%, 03/01/31	5	4,545
5.95%, 03/15/35	10	10,281
NiSource Inc.
1.70%, 02/15/31	35	30,319
5.35%, 04/01/34	10	10,217
6.38%, 03/31/55, (5-year CMT + 2.527%)(a)	10	10,269
ONE Gas Inc., 4.25%, 09/01/32	5	4,875
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	5	4,505
5.10%, 02/15/35	10	10,097
5.40%, 06/15/33	5	5,159
Southern California Gas Co.
5.05%, 09/01/34	15	15,156
5.20%, 06/01/33	10	10,228
Security	Par (000)	Value
Gas (continued)
5.45%, 06/15/35	$10	$10,261
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	15	14,924
5.15%, 09/15/32	20	20,392
Southwest Gas Corp., 4.05%, 03/15/32	30	28,623
Spire Missouri Inc.
4.80%, 02/15/33	10	10,029
Series 2034, 5.15%, 08/15/34	5	5,121
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33(b)	20	21,948
7.75%, 05/01/35(b)	25	27,843
		395,190
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 3.00%, 05/15/32	25	22,358
Health Care - Products — 0.2%
Agilent Technologies Inc.
2.30%, 03/12/31	30	26,917
4.75%, 09/09/34	5	4,928
Alcon Finance Corp., 5.38%, 12/06/32(b)	5	5,180
Baxter International Inc.
1.73%, 04/01/31	30	25,691
2.54%, 02/01/32	25	21,738
GE HealthCare Technologies Inc., 5.91%, 11/22/32	100	106,860
Insulet Corp., 6.50%, 04/01/33(b)	5	5,183
Medtronic Global Holdings SCA, 4.50%, 03/30/33	30	29,817
Medtronic Inc., 4.38%, 03/15/35	25	24,291
Revvity Inc., 2.25%, 09/15/31	10	8,647
Smith & Nephew PLC
2.03%, 10/14/30	25	22,247
5.40%, 03/20/34	10	10,227
Solventum Corp.
5.45%, 03/13/31	35	36,637
5.60%, 03/23/34	30	31,108
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)	15	15,750
Stryker Corp.
4.63%, 09/11/34	15	14,776
5.20%, 02/10/35	25	25,535
Thermo Fisher Scientific Inc.
2.00%, 10/15/31	35	30,880
5.09%, 08/10/33	30	30,877
5.20%, 01/31/34	10	10,313
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	36	32,182
5.20%, 09/15/34	10	10,132
5.50%, 02/19/35	10	10,311
		540,227
Health Care - Services — 0.7%
Acadia Healthcare Co. Inc., 7.38%, 03/15/33(b)(c)	10	10,422
Adventist Health System/West
5.43%, 03/01/32	15	15,306
5.76%, 12/01/34	20	20,168
Centene Corp.
2.50%, 03/01/31	56	47,750
2.63%, 08/01/31	63	53,428
3.00%, 10/15/30	32	28,294
Charles River Laboratories International Inc., 4.00%, 03/15/31(b)	10	9,264
CHS/Community Health Systems Inc.
4.75%, 02/15/31(b)	23	19,576
9.75%, 01/15/34(b)	40	40,583
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
10.88%, 01/15/32(b)	$45	$47,650
Cigna Group (The)
5.25%, 02/15/34	20	20,392
5.40%, 03/15/33	55	56,955
CommonSpirit Health
2.78%, 10/01/30	10	9,245
5.21%, 12/01/31	5	5,169
5.32%, 12/01/34	15	15,151
Concentra Health Services Inc., 6.88%, 07/15/32(b)	10	10,370
DaVita Inc.
3.75%, 02/15/31(b)	26	23,717
6.75%, 07/15/33(b)	20	20,706
6.88%, 09/01/32(b)	20	20,703
Elevance Health Inc.
2.55%, 03/15/31	35	31,710
4.75%, 02/15/33	20	19,907
4.95%, 11/01/31	30	30,517
5.20%, 02/15/35	30	30,215
5.38%, 06/15/34	20	20,435
5.50%, 10/15/32	40	41,677
Encompass Health Corp., 4.63%, 04/01/31	10	9,692
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)(c)	10	9,255
HCA Inc.
2.38%, 07/15/31	50	44,083
3.63%, 03/15/32	100	92,927
5.45%, 04/01/31	5	5,190
5.45%, 09/15/34	25	25,299
5.50%, 06/01/33	5	5,143
5.60%, 04/01/34	35	35,947
5.75%, 03/01/35	25	25,733
Horizon Mutual Holdings Inc., 6.20%, 11/15/34(b)	10	9,733
Humana Inc.
2.15%, 02/03/32	45	38,174
5.55%, 05/01/35	15	15,143
5.88%, 03/01/33	15	15,661
5.95%, 03/15/34	25	26,168
IQVIA Inc., 6.25%, 06/01/32(b)	15	15,471
Laboratory Corp. of America Holdings
2.70%, 06/01/31	10	9,078
4.55%, 04/01/32	10	9,917
4.80%, 10/01/34	15	14,713
LifePoint Health Inc.
8.38%, 02/15/32(b)	20	21,220
9.88%, 08/15/30(b)	15	16,245
10.00%, 06/01/32(b)(c)	15	15,455
11.00%, 10/15/30(b)	15	16,535
Molina Healthcare Inc.
3.88%, 11/15/30(b)	15	13,782
3.88%, 05/15/32(b)	13	11,633
6.25%, 01/15/33(b)	15	15,135
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(b)	15	13,137
OhioHealth Corp., 2.30%, 11/15/31	5	4,473
Piedmont Healthcare Inc., 2.04%, 01/01/32	15	12,768
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/33	5	5,091
Quest Diagnostics Inc.
2.80%, 06/30/31	20	18,298
5.00%, 12/15/34	10	10,010
6.40%, 11/30/33	20	22,026
Radiology Partners Inc., 8.50%, 07/15/32(b)	25	25,550
Security	Par (000)	Value
Health Care - Services (continued)
Roche Holdings Inc.
2.08%, 12/13/31(b)	$10	$8,762
4.99%, 03/08/34(b)	10	10,221
Select Medical Corp., 6.25%, 12/01/32(b)(c)	10	10,052
Star Parent Inc., 9.00%, 10/01/30(b)	20	21,196
Surgery Center Holdings Inc., 7.25%, 04/15/32(b)(c)	15	15,557
Sutter Health, 5.16%, 08/15/33	15	15,291
Tenet Healthcare Corp.
6.75%, 05/15/31	25	25,980
6.88%, 11/15/31	8	8,590
UnitedHealth Group Inc.
4.20%, 05/15/32	45	43,867
4.50%, 04/15/33	50	48,962
4.63%, 07/15/35	10	9,709
4.65%, 01/15/31	25	25,326
4.95%, 01/15/32	60	61,214
5.00%, 04/15/34	65	65,262
5.15%, 07/15/34	25	25,379
5.30%, 06/15/35	20	20,431
5.35%, 02/15/33	35	36,187
Universal Health Services Inc.
2.65%, 10/15/30	25	22,428
2.65%, 01/15/32	15	12,912
5.05%, 10/15/34	10	9,618
UPMC, 5.04%, 05/15/33	5	5,068
		1,780,007
Holding Companies - Diversified — 0.3%
Apollo Debt Solutions BDC
6.55%, 03/15/32(b)	10	10,404
6.70%, 07/29/31	25	26,433
Ares Capital Corp.
3.20%, 11/15/31	30	26,729
Series ., 5.80%, 03/08/32	20	20,292
Ares Strategic Income Fund, 6.20%, 03/21/32	10	10,280
Blackstone Private Credit Fund
6.00%, 01/29/32	30	30,812
6.00%, 11/22/34	15	15,121
6.25%, 01/25/31	5	5,220
Blue Owl Credit Income Corp., 6.65%, 03/15/31	15	15,674
Clue Opco LLC, 9.50%, 10/15/31(b)(c)	12	12,779
Compass Group Diversified Holdings LLC, 5.00%, 01/15/32(b)	5	4,434
Gaci First Investment Co., 5.25%, 01/29/34(e)	200	204,519
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	20	19,820
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)(c)	13	11,895
MDGH GMTN RSC Ltd., 3.38%, 03/28/32(e)	200	185,828
Otel Sukuk Ltd., 5.38%, 01/24/31(e)	200	202,345
Stena International SA
7.25%, 01/15/31(b)	10	10,216
7.63%, 02/15/31(b)	10	10,318
		823,119
Home Builders — 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 08/01/33(b)	15	15,032
Beazer Homes USA Inc., 7.50%, 03/15/31(b)	5	5,073
DR Horton Inc., 5.00%, 10/15/34	15	14,993
Forestar Group Inc., 6.50%, 03/15/33(b)	25	25,469
KB Home, 4.00%, 06/15/31	5	4,665
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
LGI Homes Inc., 7.00%, 11/15/32(b)	$10	$9,757
MDC Holdings Inc., 2.50%, 01/15/31	10	8,862
Meritage Homes Corp., 5.65%, 03/15/35	10	10,100
PulteGroup Inc.
6.38%, 05/15/33	20	21,770
7.88%, 06/15/32(c)	10	11,782
Toll Brothers Finance Corp., 5.60%, 06/15/35	10	10,151
		137,654
Home Furnishings — 0.0%
Somnigroup International Inc., 3.88%, 10/15/31(b)	17	15,579
Whirlpool Corp.
2.40%, 05/15/31	5	4,218
4.70%, 05/14/32	15	13,970
5.50%, 03/01/33(c)	5	4,825
6.50%, 06/15/33	10	10,059
		48,651
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	35	30,043
5.75%, 03/15/33	10	10,516
Central Garden & Pet Co.
4.13%, 10/15/30	10	9,461
4.13%, 04/30/31(b)	5	4,672
Church & Dwight Co. Inc.
2.30%, 12/15/31	10	8,805
5.60%, 11/15/32	25	26,386
Clorox Co. (The), 4.60%, 05/01/32	25	25,047
Kimberly-Clark Corp., 4.50%, 02/16/33	10	10,061
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(b)(c)	10	7,495
10.75%, 06/30/32(b)(c)	10	5,100
		137,586
Housewares — 0.0%
Newell Brands Inc.
6.38%, 05/15/30	10	9,872
6.63%, 05/15/32(c)	10	9,792
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31	8	7,356
4.38%, 02/01/32	9	8,306
		35,326
Insurance — 1.0%
Acrisure LLC / Acrisure Finance Inc., 6.75%, 07/01/32(b)	15	15,396
Acrisure LLC/Acrisure Finance Inc., 7.50%, 11/06/30(b)	20	20,753
AIA Group Ltd., 4.95%, 04/04/33(b)	10	10,188
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/31(b)	20	20,483
7.00%, 01/15/31(b)	25	25,885
7.38%, 10/01/32(b)	15	15,476
Allianz SE, 6.35%, 09/06/53, (5-year CMT + 3.232%)(a)(b)	10	10,630
Allstate Corp. (The)
5.25%, 03/30/33	35	36,018
5.55%, 05/09/35	15	15,609
American International Group Inc.
3.88%, 01/15/35	10	9,210
5.13%, 03/27/33	30	30,620
5.45%, 05/07/35	20	20,633
Security	Par (000)	Value
Insurance (continued)
American National Group Inc.
6.00%, 07/15/35	$25	$25,284
6.14%, 06/13/32(b)	15	15,490
Americo Life Inc., 3.45%, 04/15/31(b)	20	18,028
AmFam Holdings Inc., 2.81%, 03/11/31(b)	30	26,008
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	15	13,112
2.60%, 12/02/31	10	8,955
5.00%, 09/12/32	10	10,209
Aon North America Inc.
5.30%, 03/01/31	20	20,843
5.45%, 03/01/34	40	41,281
Arch Capital Group Ltd., 7.35%, 05/01/34	10	11,559
Ardonagh Finco Ltd., 7.75%, 02/15/31(b)	25	26,178
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)	25	26,465
Arthur J Gallagher & Co.
5.00%, 02/15/32	5	5,090
5.15%, 02/15/35	30	30,087
5.45%, 07/15/34	25	25,704
5.50%, 03/02/33	10	10,339
6.50%, 02/15/34	5	5,485
Ascot Group Ltd., 4.25%, 12/15/30(b)	10	9,075
Assurant Inc., 2.65%, 01/15/32	25	21,779
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31	25	23,379
Athene Global Funding
2.67%, 06/07/31(b)	10	8,906
5.32%, 11/13/31(b)	10	10,232
5.53%, 07/11/31(b)	5	5,158
5.54%, 08/22/35(b)	10	9,959
Athene Holding Ltd.
3.50%, 01/15/31	30	28,403
5.88%, 01/15/34	35	36,275
6.63%, 10/15/54, (5-year CMT + 2.607%)(a)	20	20,076
6.65%, 02/01/33	20	21,636
AXA SA, 8.60%, 12/15/30	25	29,692
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	10	10,384
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	15	13,241
2.88%, 03/15/32	35	32,485
Brown & Brown Inc.
2.38%, 03/15/31	15	13,328
4.20%, 03/17/32	15	14,327
5.55%, 06/23/35	20	20,386
5.65%, 06/11/34	15	15,395
Chubb INA Holdings LLC
1.38%, 09/15/30	30	26,269
4.90%, 08/15/35	25	24,870
5.00%, 03/15/34	40	40,628
Cincinnati Financial Corp., 6.13%, 11/01/34	10	10,711
CNA Financial Corp.
5.13%, 02/15/34	15	15,014
5.20%, 08/15/35	10	9,893
5.50%, 06/15/33	10	10,292
CNO Financial Group Inc., 6.45%, 06/15/34	10	10,507
Corebridge Financial Inc.
3.90%, 04/05/32	35	33,126
5.75%, 01/15/34	50	52,246
6.05%, 09/15/33	10	10,595
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	$10	$8,890
Empower Finance 2020 LP, 1.78%, 03/17/31(b)	15	13,288
Enstar Group Ltd., 3.10%, 09/01/31	10	8,936
Equitable Holdings Inc., 5.59%, 01/11/33	25	25,995
F&G Annuities & Life Inc., 6.25%, 10/04/34	10	10,049
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	15	14,107
5.63%, 08/16/32	25	25,792
5.75%, 05/20/35(b)	20	20,436
Fidelity National Financial Inc., 2.45%, 03/15/31	5	4,406
First American Financial Corp.
2.40%, 08/15/31	15	12,994
5.45%, 09/30/34	10	9,951
Genworth Holdings Inc., 6.50%, 06/15/34	5	5,102
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	35	31,602
7.95%, 06/15/33(b)	14	15,996
Globe Life Inc.
4.80%, 06/15/32	25	24,919
5.85%, 09/15/34	10	10,414
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(b)	15	15,494
8.13%, 02/15/32(b)	10	10,421
HUB International Ltd., 7.38%, 01/31/32(b)	35	36,736
Jackson Financial Inc.
3.13%, 11/23/31	5	4,515
5.67%, 06/08/32	10	10,349
Jones Deslauriers Insurance Management Inc., 10.50%, 12/15/30(b)	5	5,332
Kemper Corp.
2.40%, 09/30/30	15	13,286
3.80%, 02/23/32	20	18,294
Lincoln National Corp.
3.40%, 01/15/31	20	18,785
3.40%, 03/01/32	15	13,716
5.85%, 03/15/34	10	10,376
Loews Corp., 6.00%, 02/01/35	10	10,789
Manulife Financial Corp., 3.70%, 03/16/32	25	23,853
Marsh & McLennan Companies Inc.
4.85%, 11/15/31	25	25,586
5.00%, 03/15/35	50	50,131
5.15%, 03/15/34	15	15,370
5.40%, 09/15/33	10	10,406
5.75%, 11/01/32	10	10,670
Meiji Yasuda Life Insurance Co., 5.80%, 09/11/54, (5-year CMT + 3.033%)(a)(b)	20	20,325
MetLife Inc.
5.30%, 12/15/34	25	25,735
5.38%, 07/15/33	29	30,323
5.70%, 06/15/35	20	21,173
6.38%, 06/15/34	40	44,326
6.50%, 12/15/32	9	10,099
Series G, 6.35%, 03/15/55, (5-year CMT + 2.078%)(a)	20	20,857
Metropolitan Life Global Funding I, 5.15%, 03/28/33(b)	10	10,260
Nationwide Mutual Insurance Co., 7.88%, 04/01/33(b)	5	5,628
New York Life Global Funding
4.55%, 01/28/33(b)	40	39,511
5.00%, 01/09/34(b)	35	35,496
Security	Par (000)	Value
Insurance (continued)
5.35%, 01/23/35(b)	$25	$25,848
New York Life Insurance Co., 5.88%, 05/15/33(b)	35	36,811
Nippon Life Insurance Co., 5.95%, 04/16/54, (5-year CMT + 2.590%)(a)(b)	20	20,680
Old Republic International Corp., 5.75%, 03/28/34	10	10,284
Pacific Life Global Funding II, 2.45%, 01/11/32(b)	10	8,711
Pacific LifeCorp, 6.60%, 09/15/33(b)	15	16,440
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)	56	58,043
PartnerRe Finance B LLC, 4.50%, 10/01/50, (5-year CMT + 3.815%)(a)	5	4,708
Primerica Inc., 2.80%, 11/19/31	5	4,506
Progressive Corp. (The)
3.00%, 03/15/32	25	22,956
6.25%, 12/01/32	10	11,059
Protective Life Global Funding, 5.43%, 01/14/32(b)	5	5,194
Prudential Financial Inc.
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	25	23,098
5.20%, 03/14/35	15	15,265
5.75%, 07/15/33	50	53,739
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	65	67,232
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	5	5,252
6.75%, 03/01/53, (5-year CMT + 2.848%)(a)	15	15,864
Prudential Funding Asia PLC, 3.63%, 03/24/32	10	9,422
Reinsurance Group of America Inc., 5.75%, 09/15/34	40	41,281
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	25	25,962
5.80%, 04/01/35	10	10,343
RGA Global Funding
5.05%, 12/06/31(b)	5	5,087
5.50%, 01/11/31(b)	15	15,680
Ryan Specialty LLC, 5.88%, 08/01/32(b)	20	20,205
Sammons Financial Group Inc.
3.35%, 04/16/31(b)	20	18,570
4.75%, 04/08/32(b)(c)	15	14,521
6.88%, 04/15/34(b)	10	10,842
SBL Holdings Inc.
5.00%, 02/18/31(b)	15	13,922
7.20%, 10/30/34(b)	15	14,763
Selective Insurance Group Inc., 5.90%, 04/15/35	10	10,306
Stewart Information Services Corp., 3.60%, 11/15/31	10	8,997
Sumitomo Life Insurance Co., 5.88%, (5-year CMT + 2.841%)(a)(b)(f)	5	5,107
Travelers Companies Inc. (The), 5.05%, 07/24/35	10	10,065
USI Inc./New York, 7.50%, 01/15/32(b)	10	10,591
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	10	10,442
Wilton RE Ltd., 6.00%, (5-year CMT + 5.266%)(a)(b)(f)	5	4,954
		2,616,754
Internet — 0.4%
Alibaba Group Holding Ltd., 2.13%, 02/09/31	20	17,976
Alphabet Inc., 4.50%, 05/15/35	25	24,791
Amazon.com Inc.
2.10%, 05/12/31	95	85,164
3.60%, 04/13/32	85	81,745
4.70%, 12/01/32	45	46,004
4.80%, 12/05/34	20	20,488
Cogent Communications Group LLC / Cogent Finance Inc., 6.50%, 07/01/32(b)	25	23,831
eBay Inc.
2.60%, 05/10/31	15	13,622
6.30%, 11/22/32	10	10,967
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Expedia Group Inc.
2.95%, 03/15/31	$27	$24,934
5.40%, 02/15/35	25	25,388
Gen Digital Inc.
6.25%, 04/01/33(b)	15	15,429
7.13%, 09/30/30(b)	15	15,536
Match Group Holdings II LLC
3.63%, 10/01/31(b)	15	13,545
4.13%, 08/01/30(b)	5	4,710
6.13%, 09/15/33(b)	15	15,169
Meta Platforms Inc.
3.85%, 08/15/32	55	53,138
4.55%, 08/15/31	25	25,490
4.75%, 08/15/34	50	50,226
4.95%, 05/15/33	25	25,664
Prosus NV, 3.06%, 07/13/31(e)	200	179,584
Rakuten Group Inc., 6.25%, (5-year CMT + 4.956%)(a)(b)(f)	18	16,948
Snap Inc., 6.88%, 03/01/33(b)	25	25,303
Uber Technologies Inc., 4.80%, 09/15/34	40	39,528
VeriSign Inc., 5.25%, 06/01/32	10	10,213
Wayfair LLC, 7.75%, 09/15/30(b)	25	25,843
Ziff Davis Inc., 4.63%, 10/15/30(b)(c)	10	9,435
		900,671
Iron & Steel — 0.1%
ArcelorMittal SA
6.00%, 06/17/34(c)	10	10,529
6.80%, 11/29/32(c)	25	27,661
Cleveland-Cliffs Inc.
4.88%, 03/01/31(b)	5	4,570
7.00%, 03/15/32(b)	25	24,902
7.38%, 05/01/33(b)	15	14,959
7.50%, 09/15/31(b)	25	25,354
Commercial Metals Co.
3.88%, 02/15/31	5	4,643
4.38%, 03/15/32	3	2,812
Gerdau Trade Inc., 5.75%, 06/09/35	10	10,176
Nucor Corp.
3.13%, 04/01/32	10	9,157
5.10%, 06/01/35	10	10,058
Samarco Mineracao SA, 9.50%, 06/30/31, (9.50 % PIK)(d)(e)	58	57,278
Steel Dynamics Inc.
5.25%, 05/15/35	10	10,108
5.38%, 08/15/34	10	10,224
Vale Overseas Ltd., 6.13%, 06/12/33	35	36,876
		259,307
Leisure Time — 0.1%
Amer Sports Co., 6.75%, 02/16/31(b)	20	20,862
Brunswick Corp.
2.40%, 08/18/31	15	12,962
4.40%, 09/15/32	10	9,402
Carnival Corp.
5.75%, 08/01/32(b)	50	50,832
5.88%, 06/15/31(b)	20	20,493
6.13%, 02/15/33(b)	35	35,965
Life Time Inc., 6.00%, 11/15/31(b)	10	10,161
NCL Corp. Ltd., 6.75%, 02/01/32(b)	25	25,795
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31(b)	30	30,510
Security	Par (000)	Value
Leisure Time (continued)
6.00%, 02/01/33(b)	$35	$35,912
6.25%, 03/15/32(b)	25	25,839
Viking Cruises Ltd., 9.13%, 07/15/31(b)	10	10,772
		289,505
Lodging — 0.1%
Boyd Gaming Corp., 4.75%, 06/15/31(b)	17	16,369
Choice Hotels International Inc.
3.70%, 01/15/31	15	14,038
5.85%, 08/01/34	10	10,118
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(b)	26	23,721
4.00%, 05/01/31(b)	18	16,956
5.75%, 09/15/33(b)	15	15,133
5.88%, 03/15/33(b)	20	20,404
6.13%, 04/01/32(b)	15	15,435
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(b)	10	9,308
6.63%, 01/15/32(b)	15	15,297
Hyatt Hotels Corp.
5.50%, 06/30/34	15	15,135
5.75%, 03/30/32	20	20,735
Las Vegas Sands Corp., 6.20%, 08/15/34	10	10,352
Marriott International Inc./MD
5.30%, 05/15/34	25	25,370
5.35%, 03/15/35	20	20,178
Series GG, 3.50%, 10/15/32	30	27,510
Series HH, 2.85%, 04/15/31	5	4,587
Series II, 2.75%, 10/15/33	5	4,284
Melco Resorts Finance Ltd., 7.63%, 04/17/32(b)	15	15,621
MGM China Holdings Ltd., 7.13%, 06/26/31(b)	5	5,215
MGM Resorts International, 6.50%, 04/15/32	15	15,383
Sands China Ltd., 3.25%, 08/08/31	10	9,067
Station Casinos LLC
4.63%, 12/01/31(b)	8	7,577
6.63%, 03/15/32(b)	10	10,290
Travel + Leisure Co., 6.13%, 09/01/33(b)	15	15,051
		363,134
Machinery — 0.2%
AGCO Corp., 5.80%, 03/21/34	15	15,434
Caterpillar Inc., 5.20%, 05/15/35	30	30,748
Chart Industries Inc., 9.50%, 01/01/31(b)	7	7,503
Deere & Co.
5.45%, 01/16/35	25	26,046
7.13%, 03/03/31	20	22,848
Flowserve Corp.
2.80%, 01/15/32	30	26,312
3.50%, 10/01/30	10	9,513
IDEX Corp., 2.63%, 06/15/31	15	13,570
Ingersoll Rand Inc.
5.31%, 06/15/31	25	26,108
5.70%, 08/14/33	25	26,341
John Deere Capital Corp.
1.45%, 01/15/31	25	21,809
2.00%, 06/17/31	30	26,546
3.90%, 06/07/32	20	19,396
4.35%, 09/15/32	25	24,785
4.40%, 09/08/31	25	25,126
5.10%, 04/11/34	30	30,721
5.15%, 09/08/33	10	10,362
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(b)	$5	$5,290
Nordson Corp., 5.80%, 09/15/33	10	10,627
nVent Finance SARL, 5.65%, 05/15/33	10	10,294
Regal Rexnord Corp., 6.40%, 04/15/33	25	26,591
Rockwell Automation Inc., 1.75%, 08/15/31	15	13,043
Terex Corp., 6.25%, 10/15/32(b)	15	15,184
Westinghouse Air Brake Technologies Corp.
5.50%, 05/29/35	15	15,391
5.61%, 03/11/34	10	10,374
Xylem Inc./New York, 2.25%, 01/30/31(c)	5	4,492
		474,454
Manufacturing — 0.1%
3M Co., 5.15%, 03/15/35	10	10,155
Amsted Industries Inc., 4.63%, 05/15/30(b)	8	7,729
Axon Enterprise Inc., 6.25%, 03/15/33(b)	15	15,513
Carlisle Companies Inc., 2.20%, 03/01/32	5	4,281
Eaton Corp., 4.15%, 03/15/33	50	48,809
Enpro Inc., 6.13%, 06/01/33(b)	5	5,125
Hillenbrand Inc., 3.75%, 03/01/31	8	7,358
Parker-Hannifin Corp., 4.20%, 11/21/34	10	9,594
Teledyne Technologies Inc., 2.75%, 04/01/31	30	27,462
Textron Inc.
2.45%, 03/15/31	15	13,484
5.50%, 05/15/35	10	10,190
		159,700
Media — 0.5%
AMC Networks Inc., 10.50%, 07/15/32(b)(c)	25	25,836
Cable One Inc., 4.00%, 11/15/30(b)(c)	10	8,265
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	51	47,063
4.25%, 01/15/34(b)(c)	45	39,080
4.50%, 08/15/30(b)	45	42,574
4.50%, 05/01/32	59	53,973
4.50%, 06/01/33(b)	30	26,768
4.75%, 02/01/32(b)(c)	20	18,552
7.38%, 03/01/31(b)	20	20,747
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32	25	21,165
4.40%, 04/01/33	15	14,109
6.55%, 06/01/34	25	26,510
6.65%, 02/01/34	25	26,662
Comcast Corp.
1.95%, 01/15/31	5	4,429
4.20%, 08/15/34	35	33,195
4.25%, 10/15/30	25	25,019
4.25%, 01/15/33	70	67,994
4.65%, 02/15/33	50	49,878
4.80%, 05/15/33	35	35,042
5.30%, 06/01/34	25	25,729
5.50%, 11/15/32	30	31,592
Cox Communications Inc.
1.80%, 10/01/30(b)	10	8,708
4.80%, 02/01/35(b)	10	9,377
5.70%, 06/15/33(b)	20	20,241
CSC Holdings LLC
3.38%, 02/15/31(b)	25	15,997
4.13%, 12/01/30(b)	20	13,162
4.50%, 11/15/31(b)	30	19,434
4.63%, 12/01/30(b)	40	17,555
Security	Par (000)	Value
Media (continued)
5.00%, 11/15/31(b)	$8	$3,500
Directv Financing LLC/Directv Financing Co-Obligor Inc., 10.00%, 02/15/31(b)	40	39,702
Fox Corp., 6.50%, 10/13/33	50	54,398
Gray Media Inc.
7.25%, 08/15/33(b)	10	9,859
9.63%, 07/15/32(b)(c)	5	5,025
Gray Television Inc.
4.75%, 10/15/30(b)(c)	14	10,524
5.38%, 11/15/31(b)	22	16,230
Grupo Televisa SAB, 8.50%, 03/11/32	5	5,577
iHeartCommunications Inc.
7.00%, 01/15/31(b)	5	3,783
7.75%, 08/15/30(b)	10	7,934
10.88%, 05/01/30(b)	10	5,882
McGraw-Hill Education Inc., 7.38%, 09/01/31(b)	10	10,499
Midcontinent Communications, 8.00%, 08/15/32(b)(c)	10	10,451
News Corp., 5.13%, 02/15/32(b)	7	6,916
Paramount Global
4.20%, 05/19/32	20	18,648
4.95%, 01/15/31	35	34,789
Scripps Escrow II Inc., 5.38%, 01/15/31(b)	7	4,968
Sinclair Television Group Inc.
4.38%, 12/31/32(b)	13	9,207
8.13%, 02/15/33(b)	30	30,743
Sirius XM Radio LLC
3.88%, 09/01/31(b)(c)	31	27,890
4.13%, 07/01/30(b)	25	23,257
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	20	19,094
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	27	31,525
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	25	28,516
Univision Communications Inc.
7.38%, 06/30/30(b)	20	20,186
8.50%, 07/31/31(b)	20	20,632
9.38%, 08/01/32(b)	10	10,539
Virgin Media Finance PLC, 5.00%, 07/15/30(b)	15	13,715
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(b)	15	14,077
VZ Secured Financing BV, 5.00%, 01/15/32(b)	25	22,176
Walt Disney Co. (The)
2.65%, 01/13/31	75	69,687
6.20%, 12/15/34	10	11,201
6.55%, 03/15/33	20	22,629
		1,372,415
Metal Fabricate & Hardware — 0.0%
Vallourec SACA, 7.50%, 04/15/32(b)	10	10,631
Mining — 0.4%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(b)	15	15,800
Alumina Pty. Ltd., 6.38%, 09/15/32(b)	10	10,215
Arsenal AIC Parent LLC
8.00%, 10/01/30(b)	10	10,603
11.50%, 10/01/31(b)	10	11,134
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33	5	5,058
5.13%, 02/21/32	30	30,974
5.25%, 09/08/30	30	31,305
5.25%, 09/08/33	70	72,235
5.30%, 02/21/35	35	35,957
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Capstone Copper Corp., 6.75%, 03/31/33(b)	$10	$10,276
Century Aluminum Co., 6.88%, 08/01/32(b)	15	15,366
Constellium SE, 6.38%, 08/15/32(b)	5	5,105
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31(e)	200	188,004
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(b)	26	24,727
6.13%, 04/15/32(b)	16	16,410
Freeport-McMoRan Inc., 5.40%, 11/14/34	15	15,295
Glencore Funding LLC
2.50%, 09/01/30(b)	70	63,787
2.85%, 04/27/31(b)	5	4,558
5.63%, 04/04/34(b)	25	25,661
5.67%, 04/01/35(b)	20	20,431
6.50%, 10/06/33(b)	25	27,276
Kaiser Aluminum Corp., 4.50%, 06/01/31(b)	10	9,381
New Gold Inc., 6.88%, 04/01/32(b)	5	5,211
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31(b)	15	14,289
Newmont Corp., 2.60%, 07/15/32(c)	65	58,104
Novelis Corp.
3.88%, 08/15/31(b)	15	13,613
6.38%, 08/15/33(b)	15	15,147
Rio Tinto Alcan Inc.
5.75%, 06/01/35	5	5,314
6.13%, 12/15/33	10	10,869
7.25%, 03/15/31	25	28,855
Rio Tinto Finance USA PLC
5.00%, 03/09/33	15	15,312
5.25%, 03/14/35	35	35,641
South32 Treasury Ltd., 4.35%, 04/14/32(b)	25	23,807
Vedanta Resources Finance II PLC, 11.25%, 12/03/31(e)	200	210,089
Yamana Gold Inc., 2.63%, 08/15/31	14	12,432
		1,098,241
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	20	18,630
5.55%, 08/22/34	15	15,212
Xerox Corp., 13.50%, 04/15/31(b)	20	20,069
Zebra Technologies Corp., 6.50%, 06/01/32(b)	10	10,268
		64,179
Oil & Gas — 1.2%
Aker BP ASA
3.10%, 07/15/31(b)	5	4,540
5.13%, 10/01/34(b)	10	9,689
6.00%, 06/13/33(b)	5	5,190
APA Corp., 6.10%, 02/15/35(b)	5	5,007
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 10/15/32(b)	10	10,182
Baytex Energy Corp., 7.38%, 03/15/32(b)	10	9,773
BP Capital Markets America Inc.
2.72%, 01/12/32	30	27,027
4.81%, 02/13/33	25	25,097
4.89%, 09/11/33	55	55,353
4.99%, 04/10/34	20	20,214
5.23%, 11/17/34	30	30,619
Canadian Natural Resources Ltd.
5.40%, 12/15/34(b)	25	25,050
5.85%, 02/01/35	5	5,133
Security	Par (000)	Value
Oil & Gas (continued)
7.20%, 01/15/32	$5	$5,567
Cenovus Energy Inc., 2.65%, 01/15/32	20	17,560
Chevron USA Inc.
4.82%, 04/15/32	30	30,724
4.98%, 04/15/35	15	15,240
Chord Energy Corp., 6.75%, 03/15/33(b)	10	10,264
Civitas Resources Inc.
8.63%, 11/01/30(b)	20	20,820
8.75%, 07/01/31(b)	25	25,726
9.63%, 06/15/33(b)	10	10,580
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	200	222,070
CNX Resources Corp.
7.25%, 03/01/32(b)	10	10,379
7.38%, 01/15/31(b)	9	9,335
ConocoPhillips Co.
5.00%, 01/15/35	25	24,995
5.05%, 09/15/33	40	40,857
Continental Resources Inc./OK
2.88%, 04/01/32(b)	10	8,587
5.75%, 01/15/31(b)	35	35,908
Coterra Energy Inc.
5.40%, 02/15/35	20	19,910
5.60%, 03/15/34	10	10,144
Crescent Energy Finance LLC
7.38%, 01/15/33(b)	15	14,669
7.63%, 04/01/32(b)	20	19,923
Devon Energy Corp.
5.20%, 09/15/34(c)	25	24,504
7.95%, 04/15/32	10	11,563
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	10	10,608
Diamondback Energy Inc.
3.13%, 03/24/31	25	23,166
5.40%, 04/18/34	25	25,257
5.55%, 04/01/35	20	20,241
6.25%, 03/15/33	20	21,374
Ecopetrol SA
4.63%, 11/02/31	40	35,077
7.75%, 02/01/32	50	50,869
8.88%, 01/13/33	40	42,530
Energian Israel Finance Ltd., 5.88%, 03/30/31(b)(e)	30	28,202
EOG Resources Inc.
3.90%, 04/01/35	10	9,165
5.00%, 07/15/32	25	25,434
EQT Corp.
3.63%, 05/15/31(b)	10	9,345
4.75%, 01/15/31(b)	20	19,865
5.75%, 02/01/34	20	20,712
Equinor ASA, 5.13%, 06/03/35	15	15,284
Expand Energy Corp.
4.75%, 02/01/32	33	32,140
5.70%, 01/15/35	15	15,223
Helmerich & Payne Inc.
2.90%, 09/29/31(c)	15	13,090
5.50%, 12/01/34(c)	10	9,626
Hess Corp., 7.30%, 08/15/31	25	28,837
HF Sinclair Corp.
4.50%, 10/01/30	15	14,664
6.25%, 01/15/35	15	15,447
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/31(b)	$10	$9,644
6.25%, 04/15/32(b)	5	4,793
6.88%, 05/15/34(b)	10	9,595
7.25%, 02/15/35(b)	20	19,556
8.38%, 11/01/33(b)	10	10,450
Long Ridge Energy LLC, 8.75%, 02/15/32(b)	15	15,533
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)	5	5,146
Marathon Petroleum Corp., 5.70%, 03/01/35	15	15,324
Matador Resources Co.
6.25%, 04/15/33(b)	15	15,110
6.50%, 04/15/32(b)	15	15,224
Moss Creek Resources Holdings Inc., 8.25%, 09/01/31(b)	15	14,937
Murphy Oil Corp., 6.00%, 10/01/32	10	9,740
Nabors Industries Inc., 8.88%, 08/15/31(b)(c)	10	9,019
Northern Oil & Gas Inc., 8.75%, 06/15/31(b)	10	10,277
Occidental Petroleum Corp.
5.38%, 01/01/32	25	25,149
5.55%, 10/01/34(c)	20	19,900
6.13%, 01/01/31	14	14,637
6.63%, 09/01/30	31	32,979
7.50%, 05/01/31	16	17,886
7.88%, 09/15/31	26	29,384
Ovintiv Inc.
6.25%, 07/15/33	25	26,012
6.50%, 08/15/34	5	5,265
7.20%, 11/01/31	5	5,484
8.13%, 09/15/30	15	17,183
Parkland Corp.
4.63%, 05/01/30(b)	16	15,529
6.63%, 08/15/32(b)	10	10,300
Patterson-UTI Energy Inc., 7.15%, 10/01/33	10	10,440
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)	10	9,671
Permian Resources Operating LLC
6.25%, 02/01/33(b)	20	20,422
7.00%, 01/15/32(b)	20	20,719
9.88%, 07/15/31(b)	6	6,539
Petrobras Global Finance BV, 5.60%, 01/03/31(c)	80	81,637
Petroleos Mexicanos
5.95%, 01/28/31	100	93,579
6.70%, 02/16/32	200	191,859
10.00%, 02/07/33(c)	30	33,535
Petronas Capital Ltd., 2.48%, 01/28/32(e)	200	178,599
Phillips 66
2.15%, 12/15/30	20	17,808
4.65%, 11/15/34	15	14,470
Phillips 66 Co.
4.95%, 03/15/35(c)	10	9,793
5.30%, 06/30/33	35	35,726
Raizen Fuels Finance SA, 6.45%, 03/05/34(e)	200	195,065
Santos Finance Ltd., 6.88%, 09/19/33(b)	40	43,939
Saudi Arabian Oil Co., 2.25%, 11/24/30(e)	200	180,542
Shell Finance U.S. Inc., 4.13%, 05/11/35	25	23,737
SM Energy Co., 7.00%, 08/01/32(b)	15	15,108
Suncor Energy Inc., 5.95%, 12/01/34	10	10,403
Sunoco LP
6.25%, 07/01/33(b)	15	15,334
7.25%, 05/01/32(b)	15	15,879
Security	Par (000)	Value
Oil & Gas (continued)
Talos Production Inc., 9.38%, 02/01/31(b)	$10	$10,390
TotalEnergies Capital SA
4.72%, 09/10/34	20	19,986
5.15%, 04/05/34	40	41,222
Transocean Inc.
7.50%, 04/15/31(c)	5	4,428
8.50%, 05/15/31(b)	20	18,780
Valero Energy Corp., 2.80%, 12/01/31	35	31,572
Vermilion Energy Inc.
6.88%, 05/01/30(b)	8	7,737
7.25%, 02/15/33(b)(c)	10	9,403
Viper Energy Partners LLC, 5.70%, 08/01/35	20	20,072
Vital Energy Inc.
7.88%, 04/15/32(b)	20	19,738
9.75%, 10/15/30	5	5,209
Woodside Finance Ltd.
5.10%, 09/12/34	25	24,483
6.00%, 05/19/35	25	25,820
		3,156,055
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(b)	12	12,311
Schlumberger Holdings Corp., 4.85%, 05/15/33(b)(c)	20	19,946
Star Holding LLC, 8.75%, 08/01/31(b)	5	4,980
		37,237
Packaging & Containers — 0.1%
Amcor Finance USA Inc., 5.63%, 05/26/33	5	5,193
Amcor Flexibles North America Inc.
2.69%, 05/25/31	20	18,103
5.50%, 03/17/35	15	15,347
Ball Corp.
2.88%, 08/15/30	27	24,420
3.13%, 09/15/31	17	15,330
5.50%, 09/15/33	25	25,333
Berry Global Inc.
5.65%, 01/15/34	35	36,381
5.80%, 06/15/31	5	5,291
Clydesdale Acquisition Holdings Inc., 6.75%, 04/15/32(b)	25	25,675
Crown Americas LLC, 5.88%, 06/01/33(b)	15	15,173
Graphic Packaging International LLC, 6.38%, 07/15/32(b)	10	10,175
LABL Inc., 8.63%, 10/01/31(b)	15	11,061
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31(b)(c)	15	15,268
7.38%, 06/01/32(b)(c)	5	5,047
Packaging Corp. of America, 5.20%, 08/15/35	10	10,062
Sealed Air Corp.
6.50%, 07/15/32(b)	5	5,182
6.88%, 07/15/33(b)	10	10,807
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(b)	7	7,371
Sonoco Products Co., 5.00%, 09/01/34	20	19,584
Trivium Packaging Finance BV, 12.25%, 01/15/31(b)	15	16,036
WestRock MWV LLC, 7.95%, 02/15/31	5	5,804
WRKCo Inc., 3.00%, 06/15/33	25	22,011
		324,654
Pharmaceuticals — 0.7%
1261229 BC Ltd., 10.00%, 04/15/32(b)	100	103,974
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
AbbVie Inc.
4.50%, 05/14/35	$50	$48,431
4.55%, 03/15/35	40	39,027
4.95%, 03/15/31	25	25,811
5.05%, 03/15/34	65	66,212
5.20%, 03/15/35	25	25,579
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)	5	5,143
Astrazeneca Finance LLC
2.25%, 05/28/31	80	72,312
4.88%, 03/03/33	15	15,329
4.90%, 02/26/31	15	15,502
5.00%, 02/26/34	30	30,659
Bausch Health Companies Inc.
5.25%, 02/15/31(b)	8	5,415
14.00%, 10/15/30(b)	6	5,769
Bayer U.S. Finance II LLC, 5.50%, 07/30/35(b)	10	10,083
Becton Dickinson & Co.
1.96%, 02/11/31	35	30,766
5.11%, 02/08/34	20	20,241
Bristol-Myers Squibb Co.
1.45%, 11/13/30	95	83,046
2.95%, 03/15/32	15	13,677
5.20%, 02/22/34	70	71,867
5.75%, 02/01/31	25	26,739
Cardinal Health Inc., 5.35%, 11/15/34	25	25,368
Cencora Inc.
2.70%, 03/15/31	45	41,148
5.15%, 02/15/35	10	10,080
CVS Health Corp.
1.88%, 02/28/31	15	12,987
2.13%, 09/15/31	31	26,759
5.25%, 01/30/31	35	35,998
5.25%, 02/21/33	45	45,519
5.30%, 06/01/33	35	35,428
5.55%, 06/01/31	30	31,326
5.70%, 06/01/34	25	25,780
6.75%, 12/10/54, (5-year CMT + 2.516%)(a)	15	15,262
Eli Lilly & Co.
4.25%, 03/15/31	25	25,061
4.55%, 10/15/32	25	25,134
4.60%, 08/14/34	10	9,932
4.70%, 02/27/33	30	30,375
4.70%, 02/09/34	40	40,121
4.90%, 10/15/35	25	25,113
5.10%, 02/12/35	25	25,591
Endo Finance Holdings Inc., 8.50%, 04/15/31(b)(c)	20	21,308
GlaxoSmithKline Capital Inc.
4.88%, 04/15/35	25	24,986
5.38%, 04/15/34	5	5,236
Johnson & Johnson
1.30%, 09/01/30	40	35,241
4.85%, 03/01/32	30	31,068
4.90%, 06/01/31	25	26,106
4.95%, 06/01/34(c)	35	36,568
5.00%, 03/01/35	25	25,700
McKesson Corp.
5.10%, 07/15/33	30	30,750
5.25%, 05/30/35	15	15,272
Merck & Co. Inc.
2.15%, 12/10/31	65	57,168
4.50%, 05/17/33	25	24,998
Security	Par (000)	Value
Pharmaceuticals (continued)
Novartis Capital Corp.
4.00%, 09/18/31	$30	$29,786
4.20%, 09/18/34	45	43,561
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/31(b)	30	25,728
6.75%, 05/15/34(b)	15	14,222
7.88%, 05/15/34(b)	10	9,011
Paradigm Parent LLC and Paradigm Parent CO-Issuer Inc., 8.75%, 04/17/32(b)	15	14,325
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	125	125,291
Zoetis Inc.
5.00%, 08/17/35	20	19,916
5.60%, 11/16/32	10	10,589
		1,829,394
Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(b)	10	10,343
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(b)	10	10,616
Boardwalk Pipelines LP
3.60%, 09/01/32	20	18,314
5.63%, 08/01/34	10	10,238
Cameron LNG LLC, 2.90%, 07/15/31(b)	25	22,782
Cheniere Energy Inc., 5.65%, 04/15/34	30	30,621
Cheniere Energy Partners LP
3.25%, 01/31/32	20	18,101
4.00%, 03/01/31	26	25,065
5.75%, 08/15/34	30	30,804
5.95%, 06/30/33	32	33,514
Columbia Pipelines Holding Co. LLC, 5.68%, 01/15/34(b)	5	5,114
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/35(b)	10	10,050
6.04%, 11/15/33(b)	35	37,043
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(b)	25	24,662
7.50%, 12/15/33(b)	10	10,741
DCP Midstream Operating LP, 3.25%, 02/15/32	8	7,195
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.38%, 06/30/33(b)	10	10,007
DT Midstream Inc.
4.30%, 04/15/32(b)	10	9,427
4.38%, 06/15/31(b)	17	16,353
5.80%, 12/15/34(b)	10	10,173
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	15	15,633
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32(b)	10	9,126
Enbridge Inc.
2.50%, 08/01/33	25	21,003
5.55%, 06/20/35	25	25,466
5.63%, 04/05/34	20	20,633
5.70%, 03/08/33	55	57,337
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)	10	10,402
Energy Transfer LP
4.90%, 03/15/35	10	9,615
5.55%, 05/15/34	25	25,400
5.60%, 09/01/34	15	15,240
5.70%, 04/01/35	25	25,470
5.75%, 02/15/33	50	51,974
6.55%, 12/01/33	30	32,521
7.38%, 02/01/31(b)	10	10,462
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Enterprise Products Operating LLC
4.60%, 01/15/31	$50	$50,484
4.85%, 01/31/34	20	19,971
4.95%, 02/15/35	50	49,909
5.35%, 01/31/33	30	31,109
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(b)	25	22,850
Florida Gas Transmission Co. LLC, 5.75%, 07/15/35(b)	20	20,588
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	15	15,596
8.00%, 05/15/33	10	10,448
Global Partners LP / GLP Finance Corp., 7.13%, 07/01/33(b)	10	10,230
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)	10	10,535
Harvest Midstream I LP, 7.50%, 05/15/32(b)	10	10,313
Hess Midstream Operations LP, 5.50%, 10/15/30(b)	10	10,067
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(b)	15	15,250
7.38%, 07/15/32(b)	10	10,434
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	10	10,316
7.75%, 03/15/32	5	5,787
Kinder Morgan Inc.
4.80%, 02/01/33	25	24,720
5.20%, 06/01/33	40	40,466
5.30%, 12/01/34	10	10,059
5.40%, 02/01/34	35	35,625
5.85%, 06/01/35	15	15,583
7.80%, 08/01/31	10	11,571
MPLX LP
4.80%, 02/15/31	25	25,015
4.95%, 09/01/32	20	19,877
5.00%, 01/15/33	25	24,785
5.00%, 03/01/33	40	39,631
5.40%, 04/01/35	25	24,845
5.40%, 09/15/35	25	24,685
5.50%, 06/01/34	20	20,157
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(b)	25	25,407
NGPL PipeCo LLC, 3.25%, 07/15/31(b)	5	4,506
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)	10	10,284
NuStar Logistics LP, 6.38%, 10/01/30	10	10,369
ONEOK Inc.
4.75%, 10/15/31	15	15,000
5.05%, 11/01/34	25	24,384
5.65%, 09/01/34	10	10,169
5.80%, 11/01/30	30	31,552
6.00%, 06/15/35	10	10,358
6.05%, 09/01/33	25	26,291
6.10%, 11/15/32	20	21,253
6.50%, 09/01/30(b)	25	26,908
Plains All American Pipeline LP, 5.95%, 06/15/35	20	20,595
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30	30	28,937
Rockies Express Pipeline LLC
4.80%, 05/15/30(b)	5	4,873
6.75%, 03/15/33(b)	15	15,675
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	5	4,313
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55, (5-year CMT + 3.949%)(a)	10	10,435
Security	Par (000)	Value
Pipelines (continued)
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	$20	$19,844
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(b)	10	9,866
6.00%, 09/01/31(b)	10	9,836
Targa Resources Corp.
4.90%, 09/15/30	25	25,380
5.50%, 02/15/35	15	15,130
5.55%, 08/15/35	25	25,156
6.13%, 03/15/33	30	31,743
6.50%, 03/30/34	5	5,405
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	10	9,407
4.88%, 02/01/31	55	54,778
Texas Eastern Transmission LP, 7.00%, 07/15/32	5	5,568
TransCanada PipeLines Ltd.
4.63%, 03/01/34	30	28,919
5.60%, 03/31/34	10	10,246
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(b)	30	26,728
4.13%, 08/15/31(b)	21	19,718
Venture Global LNG Inc.
8.38%, 06/01/31(b)	45	47,227
9.88%, 02/01/32(b)	35	38,113
Venture Global Plaquemines LNG LLC, 6.50%, 01/15/34(b)	20	20,894
Western Midstream Operating LP
5.45%, 11/15/34	20	19,735
6.15%, 04/01/33	20	20,945
Whistler Pipeline LLC, 5.95%, 09/30/34(b)	20	20,517
Williams Companies Inc. (The)
2.60%, 03/15/31	10	9,040
4.65%, 08/15/32	45	44,412
5.15%, 03/15/34	35	35,079
5.60%, 03/15/35	20	20,531
5.65%, 03/15/33	5	5,209
Series A, 7.50%, 01/15/31	20	22,646
		2,205,732
Real Estate — 0.0%
CBRE Services Inc.
5.50%, 06/15/35	20	20,408
5.95%, 08/15/34	15	15,902
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)	10	10,739
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(b)	5	5,291
Howard Hughes Corp. (The), 4.38%, 02/01/31(b)	10	9,320
Kennedy-Wilson Inc., 5.00%, 03/01/31(c)	12	11,241
		72,901
Real Estate Investment Trusts — 0.9%
Agree LP
2.60%, 06/15/33	15	12,687
4.80%, 10/01/32	10	9,974
5.60%, 06/15/35	10	10,297
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	25	20,275
2.95%, 03/15/34	10	8,535
3.38%, 08/15/31	35	32,664
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.75%, 04/15/35	$10	$9,649
American Assets Trust LP
3.38%, 02/01/31	15	13,538
6.15%, 10/01/34	10	10,058
American Homes 4 Rent LP
3.63%, 04/15/32	20	18,592
5.25%, 03/15/35	10	10,004
5.50%, 02/01/34	15	15,373
5.50%, 07/15/34	10	10,219
American Tower Corp.
1.88%, 10/15/30	15	13,214
2.30%, 09/15/31	15	13,203
2.70%, 04/15/31	20	18,142
5.35%, 03/15/35	25	25,641
5.40%, 01/31/35	10	10,255
5.45%, 02/15/34	15	15,467
5.55%, 07/15/33	10	10,384
5.65%, 03/15/33	10	10,446
5.90%, 11/15/33	25	26,551
Americold Realty Operating Partnership LP
5.41%, 09/12/34	10	9,816
5.60%, 05/15/32	10	10,122
AvalonBay Communities Inc.
2.45%, 01/15/31	35	31,810
5.30%, 12/07/33	20	20,646
Boston Properties LP
2.45%, 10/01/33	15	12,177
2.55%, 04/01/32	40	34,301
3.25%, 01/30/31	35	32,529
5.75%, 01/15/35	15	15,212
Brixmor Operating Partnership LP
2.50%, 08/16/31	10	8,866
5.75%, 02/15/35	10	10,373
Broadstone Net Lease LLC, 2.60%, 09/15/31	10	8,636
Camden Property Trust, 4.90%, 01/15/34	10	10,030
COPT Defense Properties LP, 2.90%, 12/01/33	10	8,392
Cousins Properties LP, 5.88%, 10/01/34	10	10,342
Crown Castle Inc.
2.25%, 01/15/31	30	26,567
2.50%, 07/15/31	30	26,553
5.10%, 05/01/33	5	5,015
5.80%, 03/01/34	35	36,523
CubeSmart LP, 2.50%, 02/15/32	10	8,706
Diversified Healthcare Trust, 4.38%, 03/01/31	10	8,490
DOC DR LLC, 2.63%, 11/01/31	5	4,457
EPR Properties, 3.60%, 11/15/31	10	9,172
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	20	20,516
Equinix Inc., 3.90%, 04/15/32	45	42,834
ERP Operating LP, 4.65%, 09/15/34	25	24,448
Essex Portfolio LP
2.65%, 03/15/32	10	8,829
5.38%, 04/01/35	10	10,213
5.50%, 04/01/34	10	10,303
Extra Space Storage LP
2.20%, 10/15/30	5	4,488
2.35%, 03/15/32	10	8,598
2.40%, 10/15/31	30	26,316
5.35%, 01/15/35	5	5,045
5.40%, 02/01/34	15	15,271
5.40%, 06/15/35	10	10,095
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	$5	$4,461
4.00%, 01/15/31	10	9,540
5.63%, 09/15/34	10	10,040
6.75%, 12/01/33	25	26,876
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(b)	30	30,034
Healthpeak OP LLC
5.25%, 12/15/32	20	20,440
5.38%, 02/15/35	20	20,238
Highwoods Realty LP
2.60%, 02/01/31	10	8,780
7.65%, 02/01/34	10	11,314
Host Hotels & Resorts LP
5.50%, 04/15/35	15	14,933
5.70%, 07/01/34	20	20,343
Series I, 3.50%, 09/15/30	15	14,102
Series J, 2.90%, 12/15/31	5	4,436
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	25	21,508
2.70%, 01/15/34	10	8,384
4.15%, 04/15/32	15	14,366
Iron Mountain Inc.
4.50%, 02/15/31(b)	23	21,885
5.25%, 07/15/30(b)	19	18,785
5.63%, 07/15/32(b)	10	9,925
6.25%, 01/15/33(b)	30	30,661
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(b)	15	14,420
Kilroy Realty LP
2.50%, 11/15/32	15	12,296
2.65%, 11/15/33	5	4,041
Kimco Realty OP LLC
3.20%, 04/01/32	20	18,298
4.60%, 02/01/33	15	14,776
4.85%, 03/01/35	20	19,713
6.40%, 03/01/34	10	10,957
Kite Realty Group LP
4.95%, 12/15/31	5	5,059
5.50%, 03/01/34	10	10,223
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/31(b)	10	10,514
LXP Industrial Trust, 2.70%, 09/15/30	5	4,552
Mid-America Apartments LP
5.00%, 03/15/34	10	10,070
5.30%, 02/15/32	15	15,601
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	22	15,523
8.50%, 02/15/32(b)	30	31,434
National Health Investors Inc., 3.00%, 02/01/31	15	13,383
NNN REIT Inc., 5.60%, 10/15/33	25	25,959
Omega Healthcare Investors Inc.
3.25%, 04/15/33	10	8,699
3.38%, 02/01/31	25	23,102
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	10	8,848
4.95%, 01/15/35	10	9,766
5.75%, 07/15/34	10	10,325
Prologis LP
1.63%, 03/15/31	15	13,028
1.75%, 02/01/31	10	8,776
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.25%, 01/15/32	$20	$17,500
4.75%, 06/15/33	25	25,018
5.00%, 03/15/34	30	30,246
5.25%, 05/15/35	15	15,298
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 01/15/35(b)	20	20,261
Public Storage Operating Co.
2.30%, 05/01/31	25	22,389
5.00%, 07/01/35	10	9,987
5.10%, 08/01/33	5	5,154
Rayonier LP, 2.75%, 05/17/31	15	13,459
Realty Income Corp.
1.80%, 03/15/33	10	8,194
3.25%, 01/15/31	30	28,342
4.90%, 07/15/33	5	5,019
5.13%, 02/15/34	10	10,179
5.13%, 04/15/35	15	15,095
5.63%, 10/13/32	30	31,563
Regency Centers LP
5.10%, 01/15/35	10	10,046
5.25%, 01/15/34	5	5,106
Rexford Industrial Realty LP, 2.13%, 12/01/30	20	17,695
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 06/15/33(b)	10	10,333
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 04/01/32(b)	20	20,548
Sabra Health Care LP, 3.20%, 12/01/31	15	13,541
Safehold GL Holdings LLC
2.80%, 06/15/31(c)	15	13,711
5.65%, 01/15/35	10	10,105
6.10%, 04/01/34	10	10,490
Service Properties Trust
8.63%, 11/15/31(b)	15	16,031
8.88%, 06/15/32(c)	10	10,313
Simon Property Group LP
2.25%, 01/15/32	15	13,066
2.65%, 02/01/32	30	26,722
4.75%, 09/26/34	35	34,408
Starwood Property Trust Inc., 6.50%, 07/01/30(b)	15	15,563
Store Capital LLC
2.70%, 12/01/31	20	17,422
2.75%, 11/18/30	5	4,515
Sun Communities Operating LP
2.70%, 07/15/31	15	13,562
4.20%, 04/15/32	15	14,417
UDR Inc.
1.90%, 03/15/33	5	4,054
3.00%, 08/15/31	25	22,960
3.10%, 11/01/34	5	4,273
5.13%, 09/01/34	10	10,048
Uniti Group LP / Uniti Group Finance 2019 Inc. / CSL Capital LLC, 8.63%, 06/15/32(b)(c)	15	14,756
Ventas Realty LP
2.50%, 09/01/31	15	13,367
5.00%, 01/15/35	15	14,838
5.63%, 07/01/34	5	5,171
VICI Properties LP
5.13%, 05/15/32	20	20,050
5.63%, 04/01/35	25	25,281
5.75%, 04/01/34	35	36,015
Vornado Realty LP, 3.40%, 06/01/31	5	4,465
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Welltower OP LLC
2.75%, 01/15/32	$15	$13,500
3.85%, 06/15/32	20	19,115
5.13%, 07/01/35	25	25,151
Weyerhaeuser Co., 7.38%, 03/15/32	10	11,400
WP Carey Inc.
2.40%, 02/01/31	5	4,460
5.38%, 06/30/34	15	15,205
		2,300,680
Retail — 0.6%
7-Eleven Inc., 1.80%, 02/10/31(b)	20	17,252
Advance Auto Parts Inc.
3.50%, 03/15/32(c)	5	4,359
7.38%, 08/01/33(b)	15	15,371
Asbury Automotive Group Inc., 5.00%, 02/15/32(b)	13	12,493
AutoNation Inc.
2.40%, 08/01/31	10	8,710
3.85%, 03/01/32	20	18,606
5.89%, 03/15/35	10	10,227
AutoZone Inc.
4.75%, 02/01/33	50	49,684
5.20%, 08/01/33	5	5,097
5.40%, 07/15/34	15	15,440
Bath & Body Works Inc.
6.63%, 10/01/30(b)	20	20,548
6.95%, 03/01/33	5	5,177
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc., 9.50%, 07/01/32(b)	25	25,926
Burger King (Restaurant Brands International Inc.)/New Red Finance Inc., 4.00%, 10/15/30(b)	55	51,432
Carvana Co.
9.00%, 06/01/30, (9.00% Cash)(b)(d)	27	28,800
9.00%, 06/01/31, (9.00% Cash)(b)(d)	46	52,049
Costco Wholesale Corp., 1.75%, 04/20/32	20	17,183
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)	10	10,605
Darden Restaurants Inc., 6.30%, 10/10/33	10	10,743
Dick's Sporting Goods Inc., 3.15%, 01/15/32(c)	20	18,177
Dollar General Corp.
5.00%, 11/01/32	5	5,040
5.45%, 07/05/33(c)	35	36,127
Ferguson Enterprises Inc., 5.00%, 10/03/34	15	14,856
FirstCash Inc., 6.88%, 03/01/32(b)	10	10,383
Gap Inc. (The), 3.88%, 10/01/31(b)	12	10,831
Genuine Parts Co.
1.88%, 11/01/30	10	8,783
2.75%, 02/01/32	25	22,072
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 01/15/32(b)	10	8,765
Home Depot Inc. (The)
1.38%, 03/15/31	40	34,361
3.25%, 04/15/32	45	41,894
4.50%, 09/15/32	35	35,308
4.85%, 06/25/31	40	41,263
4.95%, 06/25/34	35	35,587
Kohl's Corp., 5.13%, 05/01/31	10	7,908
LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)	15	15,913
Lithia Motors Inc., 4.38%, 01/15/31(b)	7	6,660
Lowe's Companies Inc.
2.63%, 04/01/31	60	54,629
3.75%, 04/01/32	45	42,721
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.00%, 04/15/33	$30	$30,492
5.15%, 07/01/33	10	10,249
Macy's Retail Holdings LLC
6.13%, 03/15/32(b)(c)	10	9,755
6.70%, 07/15/34(b)	10	8,730
7.38%, 08/01/33(b)	10	10,289
McDonald's Corp.
4.60%, 09/09/32	50	50,455
4.95%, 03/03/35	20	20,112
Murphy Oil USA Inc., 3.75%, 02/15/31(b)	10	9,252
Nordstrom Inc., 4.25%, 08/01/31	17	15,117
O'Reilly Automotive Inc.
1.75%, 03/15/31	5	4,343
4.70%, 06/15/32	50	50,067
5.00%, 08/19/34	10	10,005
Patrick Industries Inc., 6.38%, 11/01/32(b)	10	10,148
PetSmart LLC / PetSmart Finance Corp., 10.00%, 09/15/33(b)	50	48,986
QVC Inc., 5.45%, 08/15/34(c)	5	2,328
QXO Building Products Inc., 6.75%, 04/30/32(b)	40	41,452
Ross Stores Inc., 1.88%, 04/15/31	5	4,345
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(c)	10	10,385
Sonic Automotive Inc., 4.88%, 11/15/31(b)(c)	7	6,696
Starbucks Corp.
2.55%, 11/15/30	45	41,261
5.00%, 02/15/34(c)	40	40,447
5.40%, 05/15/35	10	10,235
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)	10	9,471
Target Corp.
2.65%, 09/15/30	30	27,968
4.40%, 01/15/33	25	24,807
4.50%, 09/15/32(c)	25	25,023
4.50%, 09/15/34	20	19,547
5.00%, 04/15/35	20	20,065
Tractor Supply Co.
1.75%, 11/01/30	15	13,149
5.25%, 05/15/33	25	25,637
Walmart Inc.
4.10%, 04/15/33	25	24,549
4.15%, 09/09/32	25	24,793
4.90%, 04/28/35	30	30,481
Yum! Brands Inc.
3.63%, 03/15/31	18	16,753
4.63%, 01/31/32	23	22,276
5.38%, 04/01/32	17	17,103
		1,577,751
Semiconductors — 0.5%
Advanced Micro Devices Inc., 3.92%, 06/01/32	15	14,584
Analog Devices Inc.
2.10%, 10/01/31	25	22,080
5.05%, 04/01/34	10	10,287
Broadcom Inc.
2.45%, 02/15/31(b)	62	56,037
2.60%, 02/15/33(b)	45	38,858
3.42%, 04/15/33(b)	65	59,201
3.47%, 04/15/34(b)	55	49,252
4.15%, 04/15/32(b)	25	24,204
4.30%, 11/15/32	45	43,828
4.80%, 10/15/34	35	34,599
Security	Par (000)	Value
Semiconductors (continued)
4.90%, 07/15/32	$25	$25,295
5.20%, 07/15/35	50	50,480
Series ., 4.55%, 02/15/32	15	14,942
Foundry JV Holdco LLC
5.90%, 01/25/33(b)	10	10,484
6.25%, 01/25/35(b)	10	10,594
Intel Corp.
2.00%, 08/12/31	30	25,983
4.00%, 12/15/32	10	9,388
4.15%, 08/05/32	30	28,539
5.00%, 02/21/31	30	30,572
5.20%, 02/10/33(c)	65	65,451
KLA Corp., 4.65%, 07/15/32	20	20,173
Marvell Technology Inc., 2.95%, 04/15/31	30	27,550
Micron Technology Inc.
2.70%, 04/15/32	45	39,579
5.80%, 01/15/35	20	20,675
5.88%, 02/09/33	10	10,509
5.88%, 09/15/33	35	36,809
NVIDIA Corp., 2.00%, 06/15/31	50	44,771
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	10	8,969
2.65%, 02/15/32	25	22,022
5.00%, 01/15/33	27	27,036
5.25%, 08/19/35	10	9,939
Qorvo Inc., 3.38%, 04/01/31(b)	5	4,558
Qualcomm Inc.
1.65%, 05/20/32	25	21,021
4.65%, 05/20/35	20	19,894
QUALCOMM Inc., 5.00%, 05/20/35	30	30,286
Skyworks Solutions Inc., 3.00%, 06/01/31	15	13,514
Texas Instruments Inc.
3.65%, 08/16/32	5	4,757
4.85%, 02/08/34	25	25,449
4.90%, 03/14/33	20	20,506
5.10%, 05/23/35	10	10,217
TSMC Global Ltd., 2.25%, 04/23/31(e)	200	180,682
		1,223,574
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 5.75%, 01/15/35	15	15,563
Software — 0.5%
Adobe Inc.
4.95%, 04/04/34	5	5,115
5.30%, 01/17/35	10	10,448
AppLovin Corp.
5.38%, 12/01/31	10	10,286
5.50%, 12/01/34	15	15,288
Atlassian Corp., 5.50%, 05/15/34	10	10,224
Autodesk Inc., 2.40%, 12/15/31	25	22,019
Broadridge Financial Solutions Inc., 2.60%, 05/01/31	10	9,009
Cadence Design Systems Inc., 4.70%, 09/10/34	15	14,843
Cloud Software Group Inc.
6.63%, 08/15/33(b)	5	5,069
8.25%, 06/30/32(b)	30	32,073
Constellation Software Inc./Canada, 5.46%, 02/16/34(b)	10	10,209
CoreWeave Inc., 9.00%, 02/01/31(b)	25	24,751
Fair Isaac Corp., 6.00%, 05/15/33(b)	40	40,702
Fidelity National Information Services Inc., 5.10%, 07/15/32	30	30,641
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Fiserv Inc.
5.15%, 08/12/34	$25	$25,053
5.25%, 08/11/35	20	19,930
5.45%, 03/15/34	40	40,978
5.60%, 03/02/33	25	25,925
Intuit Inc., 5.20%, 09/15/33	35	36,261
Microsoft Corp., 1.35%, 09/15/30	10	8,857
MSCI Inc.
3.25%, 08/15/33(b)	15	13,270
3.63%, 09/01/30(b)(c)	31	29,559
3.63%, 11/01/31(b)	15	14,004
3.88%, 02/15/31(b)	27	25,764
Open Text Holdings Inc., 4.13%, 12/01/31(b)	10	9,211
Oracle Corp.
2.88%, 03/25/31	85	77,951
4.30%, 07/08/34	15	14,202
4.70%, 09/27/34	55	53,113
4.90%, 02/06/33	60	59,974
5.50%, 08/03/35	30	30,578
6.25%, 11/09/32	40	43,202
Paychex Inc.
5.35%, 04/15/32	35	36,167
5.60%, 04/15/35	25	25,826
Roper Technologies Inc.
1.75%, 02/15/31	15	13,010
4.90%, 10/15/34	25	24,723
Salesforce Inc., 1.95%, 07/15/31	25	22,142
ServiceNow Inc., 1.40%, 09/01/30	20	17,517
SS&C Technologies Inc., 6.50%, 06/01/32(b)	15	15,567
Synopsys Inc.
5.00%, 04/01/32	30	30,593
5.15%, 04/01/35	50	50,406
Take-Two Interactive Software Inc., 4.00%, 04/14/32	25	23,841
Twilio Inc., 3.88%, 03/15/31	9	8,412
UKG Inc., 6.88%, 02/01/31(b)	45	46,526
VMware LLC, 2.20%, 08/15/31	40	35,085
Workday Inc., 3.80%, 04/01/32	30	28,443
		1,146,767
Telecommunications — 0.9%
America Movil SAB de CV, 6.38%, 03/01/35	10	10,912
AT&T Inc.
2.25%, 02/01/32	10	8,659
2.55%, 12/01/33	85	71,490
2.75%, 06/01/31	45	41,147
4.50%, 05/15/35	50	47,764
5.38%, 08/15/35	25	25,467
5.40%, 02/15/34	70	72,045
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33(c)	15	15,142
5.20%, 02/15/34	20	20,057
6.88%, 09/15/55, (5-year CMT + 2.390%)(a)	20	20,495
British Telecommunications PLC
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)	10	9,400
9.63%, 12/15/30	80	98,483
Cisco Systems Inc.
4.95%, 02/24/32	25	25,807
5.05%, 02/26/34	90	92,413
5.10%, 02/24/35	25	25,588
CommScope LLC, 9.50%, 12/15/31(b)	15	15,516
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	25	31,289
Security	Par (000)	Value
Telecommunications (continued)
EchoStar Corp., 6.75%, 11/30/30, (6.75% PIK)(d)	$47	$45,899
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(e)	150	130,051
Fibercop SpA
Series 2033, 6.38%, 11/15/33(b)	15	14,843
Series 2034, 6.00%, 09/30/34(b)	10	9,540
Frontier Communications Holdings LLC
8.63%, 03/15/31(b)	15	15,929
8.75%, 05/15/30(b)	19	19,891
Juniper Networks Inc., 2.00%, 12/10/30	20	17,534
Koninklijke KPN NV, 8.38%, 10/01/30	10	11,731
Level 3 Financing Inc.
3.88%, 10/15/30(b)	11	9,373
4.00%, 04/15/31(b)	12	10,093
6.88%, 06/30/33(b)	15	15,155
7.00%, 03/31/34(b)	15	15,098
10.75%, 12/15/30(b)	5	6,221
Lumen Technologies Inc., 10.00%, 10/15/32(b)	10	10,155
Maya SAS/Paris France
7.00%, 04/15/32(b)	15	15,423
8.50%, 04/15/31(b)	15	16,143
Motorola Solutions Inc.
2.75%, 05/24/31	27	24,591
5.40%, 04/15/34	25	25,654
Orange SA, 9.00%, 03/01/31	40	48,721
Rogers Communications Inc.
3.80%, 03/15/32	50	46,894
5.30%, 02/15/34	20	20,131
7.00%, 04/15/55, (5-year CMT + 2.653%)(a)	20	20,583
Sprint Capital Corp., 8.75%, 03/15/32	34	41,240
Telecom Argentina SA, 9.50%, 07/18/31(e)	10	10,463
Telecom Italia Capital SA
6.00%, 09/30/34	10	10,016
6.38%, 11/15/33	10	10,386
Telefonica Europe BV, 8.25%, 09/15/30	35	40,465
TELUS Corp., 3.40%, 05/13/32	10	9,164
T-Mobile USA Inc.
2.25%, 11/15/31	25	21,879
2.55%, 02/15/31	60	54,297
2.70%, 03/15/32	20	17,717
2.88%, 02/15/31	27	24,805
3.50%, 04/15/31	105	99,393
5.05%, 07/15/33	35	35,366
5.15%, 04/15/34	30	30,314
5.20%, 01/15/33	25	25,466
5.30%, 05/15/35	50	50,477
5.75%, 01/15/34	30	31,462
6.70%, 12/15/33	10	11,072
Verizon Communications Inc.
1.50%, 09/18/30	20	17,435
1.68%, 10/30/30	30	26,307
1.75%, 01/20/31	55	47,961
2.36%, 03/15/32	95	82,460
2.55%, 03/21/31	70	63,481
4.40%, 11/01/34	35	33,379
4.50%, 08/10/33	25	24,415
4.78%, 02/15/35	25	24,364
5.05%, 05/09/33	25	25,418
5.25%, 04/02/35	45	45,358
6.40%, 09/15/33	10	10,989
7.75%, 12/01/30	15	17,304
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Viasat Inc., 7.50%, 05/30/31(b)	$12	$11,263
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(b)	20	18,458
4.75%, 07/15/31(b)	25	23,376
7.75%, 04/15/32(b)	20	20,948
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.767%)(a)	22	20,407
6.25%, 11/30/32	25	27,047
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	40	41,666
		2,287,345
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 6.05%, 05/14/34	10	10,394
Transportation — 0.2%
AP Moller - Maersk A/S, 5.88%, 09/14/33(b)	15	15,860
Canadian National Railway Co.
3.85%, 08/05/32	15	14,341
4.38%, 09/18/34	15	14,571
5.85%, 11/01/33	5	5,412
6.25%, 08/01/34	15	16,586
Canadian Pacific Railway Co.
2.45%, 12/02/31	40	35,445
5.20%, 03/30/35	10	10,192
7.13%, 10/15/31	10	11,368
CSX Corp.
4.10%, 11/15/32	35	34,035
5.05%, 06/15/35	10	10,094
FedEx Corp.
2.40%, 05/15/31(c)	10	8,970
3.90%, 02/01/35(b)	10	9,022
4.90%, 01/15/34(b)	5	4,857
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	15	12,719
Genesee & Wyoming Inc., 6.25%, 04/15/32(b)	10	10,174
Norfolk Southern Corp.
2.30%, 05/15/31	10	8,994
3.00%, 03/15/32	20	18,212
4.45%, 03/01/33	20	19,693
5.10%, 05/01/35	10	10,106
Ryder System Inc., 6.60%, 12/01/33	10	11,070
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(b)	10	10,515
Union Pacific Corp.
2.80%, 02/14/32	50	45,379
4.50%, 01/20/33	15	14,923
5.10%, 02/20/35	25	25,445
United Parcel Service Inc.
4.88%, 03/03/33	15	15,307
5.15%, 05/22/34	25	25,749
5.25%, 05/14/35	25	25,605
Walmart Inc., 1.80%, 09/22/31	55	48,359
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(b)	15	15,691
XPO CNW Inc., 6.70%, 05/01/34	5	5,233
XPO Inc.
7.13%, 06/01/31(b)	10	10,426
7.13%, 02/01/32(b)	10	10,497
		534,850
Trucking & Leasing — 0.1%
FTAI Aviation Investors LLC
5.88%, 04/15/33(b)	10	10,027
Security	Par (000)	Value
Trucking & Leasing (continued)
7.00%, 05/01/31(b)	$10	$10,462
7.00%, 06/15/32(b)	15	15,647
7.88%, 12/01/30(b)	10	10,636
GATX Corp.
3.50%, 06/01/32	5	4,601
4.90%, 03/15/33	20	19,989
5.50%, 06/15/35	10	10,178
6.05%, 03/15/34	55	58,574
SMBC Aviation Capital Finance DAC
5.55%, 04/03/34(b)	20	20,379
5.70%, 07/25/33(b)	15	15,547
		176,040
Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31	15	13,368
4.45%, 06/01/32	20	19,896
5.15%, 03/01/34	5	5,113
5.25%, 03/01/35	25	25,457
Essential Utilities Inc.
2.40%, 05/01/31	10	8,927
5.38%, 01/15/34	25	25,455
		98,216
Total Corporate Bonds & Notes — 22.8% (Cost: $56,962,439)		58,062,110
Foreign Government Obligations
Argentina — 0.1%
Argentina Republic Government International Bonds, 4.75%, 07/09/35(g)	600	379,801
Bahrain — 0.1%
Bahrain Government International Bonds, 5.63%, 09/30/31(e)	200	195,854
Bermuda — 0.0%
Bermuda Government International Bonds, 5.00%, 07/15/32(e)	10	10,102
Brazil — 0.1%
Brazil Government International Bonds
6.13%, 01/22/32	200	206,961
8.25%, 01/20/34	100	115,370
		322,331
Canada — 0.2%
Export Development Canada, 4.75%, 06/05/34	25	25,992
Province of Alberta Canada, 4.50%, 01/24/34	85	85,432
Province of British Columbia Canada
4.20%, 07/06/33	95	94,160
4.80%, 06/11/35	35	35,579
Province of Manitoba Canada, 4.90%, 05/31/34	20	20,580
Province of Ontario Canada
1.13%, 10/07/30	15	13,106
1.80%, 10/14/31	15	13,177
2.13%, 01/21/32	25	22,193
5.05%, 04/24/34	100	104,308
Province of Quebec Canada, 4.25%, 09/05/34(c)	105	103,106
		517,633
Chile — 0.1%
Chile Government International Bonds, 3.50%, 01/31/34	200	181,426
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colombia — 0.1%
Colombia Government International Bonds, 3.25%, 04/22/32	$200	$166,544
Dominican Republic — 0.1%
Dominican Republic International Bonds, 7.05%, 02/03/31(e)	150	160,060
Ecuador — 0.0%
Ecuador Government International Bonds, 6.90%, 07/31/35(e)(g)	100	75,534
Egypt — 0.1%
Egypt Government International Bonds, 5.88%, 02/16/31(e)	200	179,164
France — 0.0%
Caisse d'Amortissement de la Dette Sociale, 2.13%, 01/26/32(b)	30	26,625
Hong Kong — 0.1%
Airport Authority, 1.63%, 02/04/31(b)	200	177,735
Hong Kong Government International Bonds, 1.38%, 02/02/31(b)	200	176,618
		354,353
Hungary — 0.1%
Hungary Government International Bonds, 2.13%, 09/22/31(e)	200	170,064
Indonesia — 0.1%
Indonesia Government International Bonds, 2.15%, 07/28/31	200	175,564
Perusahaan Penerbit SBSN Indonesia III, 4.70%, 06/06/32(e)	200	200,537
		376,101
Israel — 0.1%
Israel Government International Bonds, 5.63%, 02/19/35	200	204,621
Italy — 0.0%
Republic of Italy Government International Bonds, 5.38%, 06/15/33	30	31,715
Japan — 0.1%
Japan Bank for International Cooperation, 1.88%, 04/15/31	200	178,763
Kenya — 0.1%
Republic of Kenya Government International Bonds, 9.75%, 02/16/31(e)	200	210,061
Lebanon — 0.0%
Lebanon Government International Bonds, 7.00%, 03/23/32(e)(h)(i)	16	3,122
Mexico — 0.1%
Mexico Government International Bonds
4.75%, 04/27/32	200	192,726
5.85%, 07/02/32	200	204,165
		396,891
Morocco — 0.1%
Morocco Government International Bonds, 6.50%, 09/08/33(e)	200	213,782
Security	Par (000)	Value
Nigeria — 0.1%
Nigeria Government International Bonds, 7.88%, 02/16/32(e)	$200	$197,011
Panama — 0.1%
Panama Government International Bonds, 2.25%, 09/29/32	200	158,070
Peru — 0.1%
Peru Government International Bonds
1.86%, 12/01/32	10	8,160
2.78%, 01/23/31	100	91,548
3.00%, 01/15/34	200	171,560
		271,268
Philippines — 0.1%
Philippines Government International Bonds
5.25%, 05/14/34	200	206,258
6.38%, 01/15/32	100	110,030
		316,288
Poland — 0.1%
Bank Gospodarstwa Krajowego, 5.38%, 05/22/33(e)	200	204,706
Republic of Poland Government International Bonds
4.88%, 10/04/33	50	50,078
5.75%, 11/16/32	21	22,267
		277,051
Qatar — 0.1%
Qatar Government International Bonds, 4.88%, 02/27/35(e)	200	206,968
Romania — 0.1%
Romania Government International Bonds
3.00%, 02/14/31(e)	20	17,592
3.63%, 03/27/32(e)	42	36,879
5.75%, 03/24/35(e)	50	47,435
6.38%, 01/30/34(e)	70	70,135
		172,041
Saudi Arabia — 0.2%
Saudi Government International Bonds
3.25%, 10/22/30(e)	200	189,455
5.00%, 01/16/34(e)	200	202,573
5.50%, 10/25/32(e)	200	209,759
		601,787
South Korea — 0.1%
Export-Import Bank of Korea, 5.13%, 01/11/33	200	207,769
Sri Lanka — 0.0%
Sri Lanka Government International Bonds, 3.60%, 03/15/33(e)(g)	40	33,319
Supranational — 0.8%
African Development Bank, 5.75%, , (5-year CMT + 1.575%)(a)(f)	10	9,984
African Export-Import Bank (The), 3.80%, 05/17/31(b)	10	8,834
Asian Development Bank
0.75%, 10/08/30	10	8,614
1.50%, 03/04/31	40	35,456
3.13%, 04/27/32	30	28,538
3.88%, 09/28/32	20	19,861
4.00%, 01/12/33	65	64,917
4.13%, 01/12/34	110	109,712
Asian Infrastructure Investment Bank (The), 4.25%, 03/13/34	80	80,364
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
European Bank for Reconstruction & Development, 4.25%, 03/13/34	$50	$50,175
European Investment Bank
0.75%, 09/23/30	35	30,235
1.25%, 02/14/31	25	21,924
3.75%, 02/14/33	92	90,643
4.13%, 02/13/34	185	184,777
4.25%, 08/16/32	30	30,504
4.38%, 10/10/31	30	30,911
4.63%, 02/12/35	25	25,764
Inter-American Development Bank
1.13%, 01/13/31	145	126,378
3.50%, 04/12/33	45	43,414
3.63%, 09/17/31	30	29,611
4.38%, 07/17/34	20	20,253
4.38%, 07/16/35	25	25,162
4.50%, 09/13/33	100	102,828
International Bank for Reconstruction & Development
1.25%, 02/10/31	120	105,046
1.63%, 11/03/31	135	118,412
2.50%, 03/29/32	115	105,374
3.88%, 08/28/34	95	92,705
4.00%, 01/10/31(c)	130	131,313
4.50%, 04/10/31	20	20,683
4.63%, 01/15/32	60	62,299
4.75%, 11/14/33	110	115,048
International Development Association, 4.50%, 02/12/35(b)	15	15,224
		1,944,963
Turkey — 0.2%
Turkiye Government International Bonds
6.50%, 01/03/35	200	194,518
7.13%, 07/17/32	200	204,606
9.38%, 01/19/33	200	229,928
		629,052
Ukraine — 0.0%
Ukraine Government International Bonds
3.00%, 02/01/34(e)(g)	60	23,631
6.00%, 02/01/34(e)(g)	74	39,876
6.00%, 02/01/35(e)(g)	60	31,797
		95,304
United Arab Emirates — 0.2%
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(e)	200	211,852
UAE International Government Bonds, 4.86%, 07/02/34(e)	200	208,662
		420,514
Uruguay — 0.0%
Uruguay Government International Bonds
4.38%, 01/23/31	70	70,291
5.75%, 10/28/34	50	53,001
		123,292
Zambia — 0.0%
Zambia Government International Bonds, 7.50%, 06/30/33(e)(g)	42	39,587
Total Foreign Government Obligations — 3.9% (Cost: $9,816,266)		10,048,831
Security	Par (000)	Value
Municipal Debt Obligations
California — 0.1%
State of California GO
2.50%, 10/01/29	$50	$47,490
5.75%, 10/01/31	50	54,556
6.00%, 03/01/33	15	16,512
		118,558
Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	109	110,274
Total Municipal Debt Obligations — 0.1% (Cost: $225,071)		228,832
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 49.4%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	5	5,015
3.00%, 03/01/46	92	82,574
3.00%, 07/01/46	7	5,966
3.00%, 08/01/46	42	37,560
3.00%, 09/01/46	29	26,562
3.00%, 10/01/46	16	13,995
3.00%, 12/01/46	147	131,253
3.00%, 01/01/47	24	21,614
3.00%, 02/01/47	80	71,113
3.00%, 06/01/47	71	63,878
3.00%, 08/01/47	9	8,385
3.00%, 09/01/47	19	17,345
3.00%, 10/01/47	16	14,738
3.50%, 06/01/34	5	4,668
3.50%, 03/01/38	38	36,998
3.50%, 10/01/42	33	30,738
3.50%, 10/01/44	14	13,049
3.50%, 03/01/46	75	69,564
3.50%, 12/01/46	9	8,692
3.50%, 01/01/47	15	13,616
3.50%, 04/01/47	23	21,369
3.50%, 07/01/47	21	19,766
3.50%, 08/01/47	3	3,168
3.50%, 09/01/47	53	48,784
3.50%, 12/01/47	3	2,597
3.50%, 02/01/48	51	47,284
3.50%, 03/01/48	22	20,615
3.50%, 05/01/48	14	12,640
3.50%, 04/01/49	37	33,633
3.50%, 05/01/49	9	7,936
3.50%, 06/01/49	12	11,077
4.00%, 09/01/45	9	8,371
4.00%, 02/01/46	70	67,328
4.00%, 10/01/46	4	4,035
4.00%, 10/01/47	2	1,833
4.00%, 01/01/48	15	14,302
4.00%, 02/01/48	7	6,776
4.00%, 06/01/48	17	16,868
4.00%, 12/01/48	10	9,668
4.00%, 01/01/49	3	2,625
4.50%, 10/01/48	18	17,419
4.50%, 01/01/49	8	7,743
5.00%, 12/01/41	139	141,380
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.45%, 04/25/32	$400	$358,705
Series K078, Class A2, 3.85%, 06/25/28	175	174,544
Series K-1512, Class A2, 2.99%, 05/25/31	70	66,030
Federal National Mortgage Association
3.00%, 02/01/47	21	19,244
3.50%, 11/01/51	228	212,133
4.00%, 02/01/47	20	19,052
4.00%, 02/01/57	17	16,329
Federal National Mortgage Association-ACES
Series 2018-M12, Class A2, 3.75%, 08/25/30(a)	280	275,014
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	219,138
Government National Mortgage Association
2.00%, 08/20/50	135	110,432
2.00%, 12/20/50	373	305,479
2.00%, 01/20/51	545	446,596
2.00%, 02/20/51	802	656,908
2.00%, 10/20/51	404	331,125
2.00%, 12/20/51	971	795,198
2.00%, 02/20/52	2,292	1,875,774
2.00%, 04/20/52	444	363,552
2.00%, 09/22/55(j)	550	450,434
2.50%, 12/20/46	30	26,392
2.50%, 01/20/47	15	12,676
2.50%, 08/20/50	118	100,280
2.50%, 09/20/50	181	153,447
2.50%, 01/20/51	169	144,198
2.50%, 05/20/51	260	221,392
2.50%, 07/20/51	756	644,189
2.50%, 08/20/51	778	663,084
2.50%, 11/20/51	812	691,543
2.50%, 12/20/51	258	220,102
2.50%, 02/20/52	563	479,839
2.50%, 03/20/52	1,205	1,026,399
2.50%, 09/22/55(j)	400	340,930
3.00%, 03/20/45	26	23,660
3.00%, 05/20/45	58	52,349
3.00%, 07/20/45	50	45,009
3.00%, 10/20/45	5	4,891
3.00%, 11/20/45	173	155,343
3.00%, 12/20/45	16	14,285
3.00%, 01/20/46	8	7,435
3.00%, 02/20/46	19	17,210
3.00%, 03/20/46	46	41,302
3.00%, 05/20/46	23	20,390
3.00%, 06/20/46	16	14,625
3.00%, 07/20/46	14	12,310
3.00%, 08/20/46	74	66,431
3.00%, 09/20/46	44	39,538
3.00%, 11/20/46	187	168,173
3.00%, 12/20/46	68	60,747
3.00%, 02/20/47	15	13,237
3.00%, 06/20/47	22	19,319
3.00%, 11/20/47	87	78,358
3.00%, 02/20/48	15	13,141
3.00%, 04/20/49	281	251,915
3.00%, 09/20/49	12	10,512
3.00%, 01/20/50	86	76,051
3.00%, 02/20/50	91	81,230
3.00%, 07/20/50	39	34,618
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 08/20/50	$52	$46,530
3.00%, 10/20/51	8	7,077
3.00%, 11/20/51	156	138,408
3.00%, 02/20/52	22	19,534
3.00%, 03/20/52	429	376,972
3.00%, 06/20/52	1,034	916,050
3.00%, 09/20/52	264	233,514
3.00%, 09/22/55(j)	575	509,120
3.50%, 09/20/42	168	157,438
3.50%, 10/20/42	7	6,549
3.50%, 12/20/42	69	64,752
3.50%, 04/20/43	50	47,120
3.50%, 06/20/45	9	8,712
3.50%, 11/20/45	33	30,260
3.50%, 12/20/45	3	2,912
3.50%, 03/20/46	36	33,637
3.50%, 04/20/46	17	15,666
3.50%, 06/20/46	59	54,908
3.50%, 12/20/46	15	14,220
3.50%, 01/20/47	4	3,784
3.50%, 02/20/47	10	9,402
3.50%, 03/20/47	5	4,271
3.50%, 09/20/47	14	13,104
3.50%, 11/20/47	23	20,991
3.50%, 02/20/48	13	12,199
3.50%, 04/20/48	43	39,889
3.50%, 05/20/48	33	30,127
3.50%, 08/20/48	28	25,866
3.50%, 09/20/48	3	2,741
3.50%, 01/20/49	12	11,257
3.50%, 03/20/49	153	141,213
3.50%, 09/20/49	32	29,332
3.50%, 12/20/49	18	16,351
3.50%, 03/20/50	569	523,677
3.50%, 05/20/50	38	35,390
3.50%, 02/20/52	564	516,721
3.50%, 09/22/55(j)	1,244	1,132,095
4.00%, 04/20/47	61	57,565
4.00%, 06/20/47	41	38,717
4.00%, 07/20/47	108	102,520
4.00%, 11/20/47	22	20,820
4.00%, 03/20/48	28	26,492
4.00%, 04/20/48	13	12,423
4.00%, 05/15/48	6	5,260
4.00%, 05/20/48	34	31,934
4.00%, 08/20/48	36	34,366
4.00%, 09/20/48	15	13,796
4.00%, 11/20/48	80	75,811
4.00%, 01/20/50	191	180,589
4.00%, 02/20/50	49	46,614
4.00%, 12/20/52	84	79,206
4.00%, 09/22/55(j)	1,425	1,329,163
4.50%, 07/20/41	37	36,959
4.50%, 10/20/46	34	33,549
4.50%, 06/20/47	4	3,572
4.50%, 04/20/48	9	8,580
4.50%, 06/20/48	4	4,050
4.50%, 08/20/48	33	32,365
4.50%, 10/20/48	64	62,372
4.50%, 12/20/48	12	11,767
4.50%, 03/20/49	120	117,475
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 06/20/49	$58	$56,517
4.50%, 07/20/49	15	14,945
4.50%, 08/20/49	4	3,504
4.50%, 07/20/52	553	537,322
4.50%, 08/20/52	139	134,956
4.50%, 11/20/54	426	410,845
4.50%, 09/22/55(j)	1,125	1,083,350
5.00%, 04/20/48	10	9,749
5.00%, 05/20/48	18	18,025
5.00%, 11/20/48	3	3,193
5.00%, 12/20/48	20	19,740
5.00%, 01/20/49	27	27,513
5.00%, 05/20/49	2	2,447
5.00%, 06/20/49	77	77,004
5.00%, 07/20/52	23	22,596
5.00%, 12/20/52	629	624,658
5.00%, 01/20/53	156	155,060
5.00%, 04/20/53	171	170,266
5.00%, 11/20/53	251	249,509
5.00%, 09/15/54(j)	400	395,937
5.00%, 09/20/54	158	155,872
5.00%, 10/20/54	151	149,586
5.00%, 11/20/54	499	493,252
5.00%, 12/20/54	614	607,330
5.50%, 12/20/52	98	99,614
5.50%, 01/20/53	302	306,506
5.50%, 03/20/53	198	200,251
5.50%, 04/20/53	139	140,354
5.50%, 05/20/53	93	94,253
5.50%, 06/20/53	21	21,290
5.50%, 07/20/53	8	7,971
5.50%, 09/20/53	561	567,747
5.50%, 04/20/54	279	281,337
5.50%, 09/15/54(j)	578	582,243
5.50%, 10/20/54	468	472,148
5.50%, 12/20/54	375	377,888
5.50%, 07/20/55	300	302,608
6.00%, 09/20/53	110	112,949
6.00%, 10/20/53	167	170,774
6.00%, 07/20/54	378	386,080
6.00%, 08/20/54	893	912,361
6.00%, 09/15/54(j)	1,125	1,147,306
6.50%, 10/20/53	20	21,055
6.50%, 09/15/54(j)	1,400	1,440,440
6.50%, 02/20/55	212	217,807
6.50%, 03/20/55	25	25,317
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	4	3,380
1.50%, 02/01/37	87	77,923
1.50%, 03/01/37	59	52,606
1.50%, 04/01/37	7	6,135
1.50%, 09/18/40(j)	300	268,139
1.50%, 11/01/50	162	122,469
1.50%, 01/01/51	370	279,796
1.50%, 07/01/51	121	91,456
1.50%, 11/01/51	159	119,844
2.00%, 12/01/35	25	23,042
2.00%, 02/01/36	137	127,015
2.00%, 03/01/36	15	13,443
2.00%, 05/01/36	97	89,260
2.00%, 08/01/36	15	14,212
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 09/01/36	$76	$70,017
2.00%, 11/01/36	17	15,458
2.00%, 01/01/37	17	15,185
2.00%, 02/01/37	147	134,796
2.00%, 04/01/37	48	44,071
2.00%, 09/18/40(j)	1,036	950,664
2.00%, 05/01/50	193	157,348
2.00%, 07/01/50	202	162,607
2.00%, 09/01/50	742	596,755
2.00%, 10/01/50	256	206,750
2.00%, 12/01/50	1,244	1,005,809
2.00%, 01/01/51	210	170,133
2.00%, 02/01/51	815	652,640
2.00%, 03/01/51	619	498,726
2.00%, 04/01/51	2,900	2,322,486
2.00%, 05/01/51	72	58,281
2.00%, 06/01/51	208	167,484
2.00%, 07/01/51	807	646,174
2.00%, 08/01/51	186	149,311
2.00%, 10/01/51	2,188	1,755,090
2.00%, 11/01/51	196	157,180
2.00%, 12/01/51	445	354,646
2.00%, 01/01/52	803	642,731
2.00%, 02/01/52	1,183	943,623
2.00%, 03/01/52	1,232	982,360
2.00%, 04/01/52	2,627	2,094,998
2.00%, 05/01/52	3,116	2,485,257
2.00%, 10/01/52	3,032	2,416,372
2.00%, 09/15/55(j)	2,500	1,985,515
2.50%, 04/01/32	16	15,237
2.50%, 07/01/35	20	19,343
2.50%, 10/01/35	44	41,578
2.50%, 05/01/36	26	24,027
2.50%, 07/01/36	67	63,483
2.50%, 09/18/40(j)	475	445,634
2.50%, 04/01/47	28	23,841
2.50%, 06/01/50	45	37,580
2.50%, 07/01/50	56	47,779
2.50%, 08/01/50	84	70,724
2.50%, 09/01/50	493	416,238
2.50%, 10/01/50	354	298,503
2.50%, 11/01/50	1,042	875,272
2.50%, 12/01/50	40	33,349
2.50%, 01/01/51	59	49,199
2.50%, 02/01/51	441	369,234
2.50%, 04/01/51	40	33,547
2.50%, 07/01/51	1,281	1,070,757
2.50%, 08/01/51	36	30,115
2.50%, 09/01/51	630	525,784
2.50%, 11/01/51	97	82,366
2.50%, 12/01/51	2,557	2,133,555
2.50%, 01/01/52	3,464	2,892,539
2.50%, 03/01/52	55	45,738
2.50%, 04/01/52	2,630	2,194,106
2.50%, 05/01/52	1,284	1,070,721
2.50%, 07/01/52	930	775,375
2.50%, 08/01/52	1,051	876,166
2.50%, 09/15/55(j)	2,400	1,992,329
3.00%, 03/01/30	16	16,160
3.00%, 01/01/31	14	14,022
3.00%, 02/01/31	4	3,994
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 02/01/32	$5	$4,412
3.00%, 06/01/32	4	4,176
3.00%, 11/01/32	5	5,295
3.00%, 12/01/32	4	4,030
3.00%, 01/01/33	4	4,131
3.00%, 02/01/33	5	4,831
3.00%, 09/01/34	36	35,095
3.00%, 12/01/34	33	32,133
3.00%, 04/01/35	194	186,560
3.00%, 09/15/39(j)	175	167,302
3.00%, 11/01/42	4	3,466
3.00%, 09/01/43	5	4,657
3.00%, 01/01/44	7	6,728
3.00%, 10/01/44	85	77,459
3.00%, 03/01/45	44	40,008
3.00%, 05/01/45	21	19,175
3.00%, 07/01/46	233	209,935
3.00%, 08/01/46	18	16,690
3.00%, 11/01/46	157	141,543
3.00%, 12/01/46	34	30,592
3.00%, 01/01/47	50	44,648
3.00%, 02/01/47	156	139,276
3.00%, 03/01/47	86	76,630
3.00%, 07/01/47	43	38,351
3.00%, 08/01/47	6	5,588
3.00%, 12/01/47	33	29,587
3.00%, 03/01/48	14	12,615
3.00%, 11/01/48	50	44,715
3.00%, 02/01/49	724	651,192
3.00%, 09/01/49	83	73,711
3.00%, 11/01/49	7	5,768
3.00%, 12/01/49	712	625,133
3.00%, 02/01/50	854	749,955
3.00%, 06/01/50	83	72,981
3.00%, 07/01/50	71	62,115
3.00%, 08/01/50	25	22,047
3.00%, 05/01/51	274	243,444
3.00%, 06/01/51	949	829,933
3.00%, 07/01/51	239	209,762
3.00%, 08/01/51	104	91,121
3.00%, 11/01/51	86	74,956
3.00%, 03/01/52	723	632,505
3.00%, 04/01/52	577	504,216
3.00%, 05/01/52	1,169	1,018,351
3.00%, 09/15/55(j)	2,325	2,013,933
3.50%, 03/01/33	6	5,643
3.50%, 04/01/33	8	7,422
3.50%, 05/01/33	5	5,067
3.50%, 02/01/34	14	14,051
3.50%, 07/01/34	2	2,271
3.50%, 08/01/34	5	5,335
3.50%, 09/18/40(j)	75	72,611
3.50%, 02/01/45	9	8,179
3.50%, 01/01/46	14	12,475
3.50%, 03/01/46	39	36,345
3.50%, 07/01/46	6	5,728
3.50%, 08/01/46	207	191,358
3.50%, 10/01/46	44	40,445
3.50%, 12/01/46	45	41,732
3.50%, 01/01/47	55	50,697
3.50%, 02/01/47	17	16,066
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 05/01/47	$12	$11,552
3.50%, 08/01/47	10	8,861
3.50%, 11/01/47	8	7,365
3.50%, 01/01/48	295	271,638
3.50%, 02/01/48	113	104,356
3.50%, 03/01/48	4	3,617
3.50%, 04/01/48	32	29,078
3.50%, 05/01/48	10	8,988
3.50%, 06/01/48	24	22,116
3.50%, 11/01/48	9	8,090
3.50%, 01/01/49	43	39,409
3.50%, 04/01/49	7	6,804
3.50%, 06/01/49	72	66,526
3.50%, 07/01/49	30	27,781
3.50%, 08/01/49	508	467,510
3.50%, 05/01/50	139	126,761
3.50%, 06/01/50	842	768,974
3.50%, 07/01/50	107	97,240
3.50%, 02/01/51	358	327,224
3.50%, 04/01/52	94	86,251
3.50%, 06/01/52	416	380,699
3.50%, 07/01/52	874	793,579
3.50%, 09/15/54(j)	2,675	2,416,281
4.00%, 07/01/32	1	613
4.00%, 05/01/33	3	3,360
4.00%, 06/01/33	3	3,201
4.00%, 07/01/33	2	2,094
4.00%, 12/01/33	1	521
4.00%, 08/01/37	3	3,394
4.00%, 09/01/37	6	5,429
4.00%, 11/01/37	7	6,529
4.00%, 02/01/38	3	2,920
4.00%, 06/01/38	4	3,876
4.00%, 11/01/38	1	1,380
4.00%, 09/15/39(j)	219	214,996
4.00%, 12/01/39	51	50,259
4.00%, 01/01/45	33	32,113
4.00%, 03/01/45	6	5,286
4.00%, 06/01/45	14	13,646
4.00%, 06/01/46	60	57,903
4.00%, 07/01/46	130	123,779
4.00%, 10/01/46	7	6,528
4.00%, 02/01/47	4	3,838
4.00%, 08/01/47	3	2,486
4.00%, 09/01/47	29	27,489
4.00%, 10/01/47	41	39,209
4.00%, 01/01/48	36	34,471
4.00%, 09/01/48	160	151,842
4.00%, 10/01/48	15	14,275
4.00%, 11/01/48	19	18,320
4.00%, 12/01/48	10	9,410
4.00%, 01/01/49	405	383,352
4.00%, 02/01/49	5	4,400
4.00%, 03/01/49	22	20,453
4.00%, 04/01/49	34	32,085
4.00%, 05/01/49	20	19,416
4.00%, 06/01/49	45	43,171
4.00%, 07/01/49	106	100,028
4.00%, 12/01/49	15	14,392
4.00%, 02/01/50	4	3,355
4.00%, 04/01/50	161	152,351
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 05/01/50	$17	$16,121
4.00%, 03/01/51	166	157,247
4.00%, 04/01/52	61	56,677
4.00%, 05/01/52	80	74,950
4.00%, 07/01/52	798	749,114
4.00%, 08/01/52	106	99,142
4.00%, 10/01/52	407	382,997
4.00%, 02/01/53	474	448,573
4.00%, 06/01/54	762	711,265
4.00%, 09/15/55(j)	2,671	2,492,721
4.50%, 01/01/44	84	83,122
4.50%, 02/01/46	12	12,432
4.50%, 04/01/47	6	5,442
4.50%, 10/01/47	12	12,321
4.50%, 03/01/48	9	8,434
4.50%, 06/01/48	7	7,248
4.50%, 07/01/48	2	1,763
4.50%, 08/01/48	20	19,868
4.50%, 10/01/48	26	25,207
4.50%, 11/01/48	33	32,471
4.50%, 12/01/48	41	41,163
4.50%, 01/01/49	15	14,957
4.50%, 02/01/49	45	43,628
4.50%, 04/01/49	60	59,103
4.50%, 05/01/49	21	20,477
4.50%, 09/01/50	166	161,967
4.50%, 06/01/52	176	170,340
4.50%, 08/01/52	100	96,904
4.50%, 09/01/52	500	484,620
4.50%, 10/01/52	240	232,944
4.50%, 11/01/52	150	144,912
4.50%, 12/01/52	708	686,826
4.50%, 08/01/53	138	133,318
4.50%, 11/01/53	205	197,489
4.50%, 09/15/55(j)	1,474	1,417,767
5.00%, 03/01/48	4	3,763
5.00%, 04/01/48	11	11,535
5.00%, 05/01/48	8	7,721
5.00%, 07/01/48	9	9,185
5.00%, 01/01/49	7	7,250
5.00%, 04/01/49	12	11,735
5.00%, 08/01/52	40	39,921
5.00%, 09/01/52	118	117,963
5.00%, 10/01/52	379	376,354
5.00%, 11/01/52	141	141,308
5.00%, 12/01/52	119	118,644
5.00%, 01/01/53	80	79,150
5.00%, 03/01/53	60	60,415
5.00%, 06/01/53	181	180,700
5.00%, 04/01/54	211	209,740
5.00%, 10/01/54	983	969,758
5.00%, 11/01/54	2,326	2,293,179
5.00%, 12/01/54	74	73,351
5.00%, 01/01/55	153	151,659
5.00%, 09/15/55(j)	350	345,168
5.50%, 01/01/47	9	9,700
5.50%, 09/01/52	58	58,843
5.50%, 11/01/52	84	85,587
5.50%, 12/01/52	236	240,543
5.50%, 01/01/53	246	251,646
5.50%, 02/01/53	295	299,609
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 03/01/53	$214	$217,553
5.50%, 04/01/53	656	666,019
5.50%, 05/01/53	476	480,973
5.50%, 06/01/53	43	43,655
5.50%, 08/01/53	214	215,446
5.50%, 03/01/54	750	756,047
5.50%, 05/01/54	314	316,145
5.50%, 06/01/54	222	224,355
5.50%, 08/01/54	651	658,269
5.50%, 09/15/54(j)	1,000	1,005,630
5.50%, 10/01/54	375	377,769
5.50%, 11/01/54	698	706,213
5.50%, 03/01/55	1,054	1,070,909
6.00%, 02/01/49	21	21,787
6.00%, 12/01/52	65	66,625
6.00%, 01/01/53	55	57,297
6.00%, 06/01/53	32	32,495
6.00%, 07/01/53	167	171,151
6.00%, 08/01/53	632	653,424
6.00%, 09/01/53	262	270,301
6.00%, 11/01/53	240	245,956
6.00%, 12/01/53	76	77,822
6.00%, 02/01/54	47	47,860
6.00%, 05/01/54	813	835,981
6.00%, 08/01/54	661	676,981
6.00%, 09/01/54	756	776,358
6.00%, 09/15/54(j)	1,400	1,430,254
6.00%, 02/01/55	406	417,488
6.00%, 04/01/55	245	252,775
6.00%, 05/01/55	375	384,643
6.00%, 06/01/55	565	579,720
6.00%, 07/01/55	274	279,831
6.50%, 10/01/53	37	38,403
6.50%, 11/01/53	371	386,106
6.50%, 12/01/53	355	371,457
6.50%, 01/01/54	217	226,401
6.50%, 02/01/54	231	240,806
6.50%, 03/01/54	825	858,763
6.50%, 04/01/54	175	183,280
6.50%, 05/01/54	113	118,344
6.50%, 08/01/54	215	223,697
6.50%, 09/01/54	100	104,246
6.50%, 09/17/54(j)	275	284,974
6.50%, 01/01/55	190	198,237
6.50%, 04/01/55	821	852,698
6.50%, 07/01/55	89	92,243
		125,729,878
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	50	56,791
U.S. Government Obligations — 22.0%
U.S. Treasury Note/Bond
0.88%, 11/15/30	700	606,867
1.25%, 08/15/31	2,713	2,344,414
1.38%, 11/15/31	2,500	2,160,352
1.63%, 05/15/31	1,770	1,575,715
1.88%, 02/15/32	2,070	1,834,052
2.75%, 08/15/32	1,490	1,383,372
2.88%, 05/15/32	2,750	2,583,281
3.38%, 05/15/33	1,879	1,801,198
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.50%, 02/15/33	$1,700	$1,647,938
3.63%, 09/30/31	550	543,855
3.75%, 06/30/30	28	28,074
3.75%, 12/31/30	600	600,234
3.75%, 08/31/31	300	298,898
3.88%, 08/31/32	870	867,451
3.88%, 08/15/33	2,149	2,126,838
3.88%, 08/15/34	2,123	2,081,535
4.00%, 07/31/30	1,365	1,383,129
4.00%, 01/31/31	500	506,016
4.00%, 04/30/32	797	801,732
4.00%, 06/30/32	736	739,910
4.00%, 02/15/34	2,000	1,988,750
4.13%, 08/31/30	182	185,427
4.13%, 03/31/31	400	407,125
4.13%, 07/31/31	750	762,422
4.13%, 10/31/31	818	830,590
4.13%, 11/30/31	650	659,801
4.13%, 02/29/32	833	844,519
4.13%, 03/31/32	1,122	1,137,252
4.13%, 05/31/32	261	264,344
4.13%, 11/15/32	1,629	1,647,326
4.25%, 02/28/31	500	512,109
4.25%, 06/30/31	500	511,602
4.25%, 11/15/34	2,283	2,298,339
4.25%, 05/15/35	1,803	1,809,198
4.25%, 08/15/35	975	976,981
4.38%, 11/30/30	1,742	1,794,668
4.38%, 01/31/32	833	856,428
4.38%, 05/15/34	3,295	3,359,870
4.50%, 12/31/31	330	341,756
4.50%, 11/15/33	2,249	2,319,633
4.63%, 04/30/31	1,456	1,518,108
4.63%, 05/31/31	900	938,320
4.63%, 02/15/35	2,777	2,872,459
4.88%, 10/31/30	726	764,852
5.38%, 02/15/31	300	323,227
		55,839,967
Total U.S. Government & Agency Obligations — 71.4% (Cost: $186,389,708)		181,626,636
	Shares
Common Stocks
Office REITs — 0.0%
Office Properties Income Trust	17	4
Total Common Stocks — 0.0% (Cost $0)		4
Total Long-Term Investments — 98.9% (Cost: $255,038,077)		251,646,853
Security	Shares	Value
Short-Term Securities
Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(k)(l)	27,568,464	$27,582,248
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.26%(k)(l)(m)	1,614,500	1,614,500
Total Short-Term Securities — 11.5% (Cost: $29,187,632)		29,196,748
Total Investments Before TBA Sales Commitments — 110.4% (Cost: $284,225,709)		280,843,601
	Par (000)
TBA Sales Commitments(j)
Mortgage-Backed Securities — (0.5)%
Uniform Mortgage-Backed Securities
2.50%, 09/15/55	(1,125)	(933,904)
6.00%, 09/15/54	(200)	(204,322)
6.50%, 09/17/54	(125)	(129,534)
Total TBA Sales Commitments — (0.5)% (Proceeds: $(1,263,297))		(1,267,760)
Total Investments, Net of TBA Sales Commitments — 109.9% (Cost: $282,962,412)		279,575,841
Liabilities in Excess of Other Assets — (9.9)%		(25,279,073)
Net Assets — 100.0%		$254,296,768

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Perpetual security with no stated maturity date.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Represents or includes a TBA transaction.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 5-10 Year USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,457,512	$—	$(875,367)(a)	$(31)	$134	$27,582,248	27,568,464	$759,804	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,313,962	300,538 (a)	—	—	—	1,614,500	1,614,500	6,572 (b)	—
				$(31)	$134	$29,196,748		$766,376	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$1,680,440	$—	$1,680,440
Corporate Bonds & Notes	—	58,062,110	—	58,062,110
Foreign Government Obligations	—	10,048,831	—	10,048,831
Municipal Debt Obligations	—	228,832	—	228,832
U.S. Government & Agency Obligations	—	181,626,636	—	181,626,636
Common Stocks	4	—	—	4
Short-Term Securities
Money Market Funds	29,196,748	—	—	29,196,748
Liabilities
Investments
TBA Sales Commitments	—	(1,267,760)	—	(1,267,760)
	$29,196,752	$250,379,089	$—	$279,575,841
See notes to financial statements.
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Citibank Credit Card Issuance Trust, 6.15%, 06/15/39	$100	$110,023
Total Asset-Backed Securities — 0.0% (Cost: $109,214)		110,023
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48	19	17,300
Aerospace & Defense — 1.2%
Airbus SE, 3.95%, 04/10/47(a)	30	24,373
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	85	76,628
BAE Systems PLC
3.00%, 09/15/50(a)	50	32,438
5.80%, 10/11/41(a)	60	61,449
Boeing Co. (The)
3.38%, 06/15/46	70	48,096
3.50%, 03/01/39	40	31,771
3.55%, 03/01/38	45	36,907
3.63%, 03/01/48	35	24,509
3.65%, 03/01/47	30	21,145
3.75%, 02/01/50	185	131,211
3.83%, 03/01/59	40	26,996
3.85%, 11/01/48	35	25,090
3.90%, 05/01/49	110	79,895
3.95%, 08/01/59	100	68,949
5.71%, 05/01/40	295	295,189
5.81%, 05/01/50	560	538,482
5.88%, 02/15/40	55	55,525
5.93%, 05/01/60	340	326,318
6.63%, 02/15/38	40	43,762
6.86%, 05/01/54	175	192,035
6.88%, 03/15/39	35	38,870
7.01%, 05/01/64	130	144,078
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200	193,467
General Dynamics Corp.
2.85%, 06/01/41	25	18,340
3.60%, 11/15/42	41	32,761
4.25%, 04/01/40	95	85,733
4.25%, 04/01/50	110	91,442
General Electric Co.
4.50%, 03/11/44	50	44,556
4.90%, 01/29/36	90	90,358
5.88%, 01/14/38	60	64,351
6.88%, 01/10/39	60	70,378
Howmet Aerospace Inc., 5.95%, 02/01/37	90	96,065
L3Harris Technologies Inc.
5.05%, 04/27/45	60	56,119
5.50%, 08/15/54	55	52,827
5.60%, 07/31/53	45	43,810
6.15%, 12/15/40	30	32,024
Lockheed Martin Corp.
2.80%, 06/15/50	110	68,426
3.80%, 03/01/45	125	98,840
4.07%, 12/15/42	160	134,302
4.09%, 09/15/52	137	106,758
4.15%, 06/15/53	115	90,277
4.30%, 06/15/62	60	46,589
Security	Par (000)	Value
Aerospace & Defense (continued)
4.50%, 05/15/36	$80	$77,079
4.70%, 05/15/46	147	131,086
5.20%, 02/15/55	75	69,549
5.20%, 02/15/64	10	9,084
5.70%, 11/15/54	125	124,778
5.72%, 06/01/40	55	57,563
5.90%, 11/15/63	45	45,979
Series B, 6.15%, 09/01/36	50	55,001
Northrop Grumman Corp.
3.85%, 04/15/45	75	59,274
4.03%, 10/15/47	218	172,552
4.75%, 06/01/43	108	97,596
4.95%, 03/15/53	110	97,735
5.05%, 11/15/40	45	43,479
5.15%, 05/01/40	55	53,902
5.20%, 06/01/54	95	87,451
5.25%, 05/01/50	100	93,307
RTX Corp.
2.82%, 09/01/51	90	54,797
3.03%, 03/15/52	110	69,590
3.13%, 07/01/50	130	85,367
3.75%, 11/01/46	125	95,127
4.05%, 05/04/47	75	59,683
4.15%, 05/15/45	51	41,818
4.35%, 04/15/47	115	95,614
4.45%, 11/16/38	50	46,259
4.50%, 06/01/42	355	313,035
4.63%, 11/16/48	180	154,706
4.70%, 12/15/41	60	54,566
4.80%, 12/15/43	50	45,159
4.88%, 10/15/40	46	43,470
5.38%, 02/27/53	110	103,902
5.70%, 04/15/40	10	10,410
6.05%, 06/01/36	70	75,744
6.13%, 07/15/38	40	43,318
6.40%, 03/15/54	175	189,347
		6,698,466
Agriculture — 0.6%
Altria Group Inc.
3.40%, 02/04/41	150	112,506
3.70%, 02/04/51	140	96,898
3.88%, 09/16/46	130	96,478
4.00%, 02/04/61(b)	110	77,373
4.25%, 08/09/42	108	88,429
4.45%, 05/06/50	75	59,238
4.50%, 05/02/43	80	66,832
5.38%, 01/31/44	195	185,967
5.80%, 02/14/39	200	203,882
5.95%, 02/14/49	165	164,305
Archer-Daniels-Midland Co.
2.70%, 09/15/51	85	51,138
3.75%, 09/15/47	40	30,310
4.02%, 04/16/43	40	33,155
4.50%, 03/15/49	60	50,673
4.54%, 03/26/42	32	28,349
5.38%, 09/15/35	50	52,406
BAT Capital Corp.
4.39%, 08/15/37	245	220,842
4.54%, 08/15/47	202	163,507
4.76%, 09/06/49	105	86,346
5.28%, 04/02/50	50	44,148
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.65%, 03/16/52	$70	$64,938
6.25%, 08/15/55	45	45,517
7.08%, 08/02/43	65	71,867
7.08%, 08/02/53	105	116,553
Cargill Inc.
3.13%, 05/25/51(a)	80	52,625
3.88%, 05/23/49(a)	20	15,235
4.38%, 04/22/52(a)	50	41,013
4.76%, 11/23/45(a)	55	49,061
Philip Morris International Inc.
3.88%, 08/21/42	64	51,762
4.13%, 03/04/43	90	75,350
4.25%, 11/10/44	130	109,381
4.38%, 11/15/41	82	71,464
4.50%, 03/20/42	55	48,564
4.88%, 11/15/43	75	68,449
6.38%, 05/16/38	90	99,803
Reynolds American Inc.
5.85%, 08/15/45	225	217,165
6.15%, 09/15/43	60	60,366
7.25%, 06/15/37	56	63,540
		3,235,435
Airlines — 0.0%
United Airlines Pass-Through Trust
5.80%, 07/15/37	70	71,679
Series AA, 5.45%, 08/15/38	5	4,911
		76,590
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40	95	75,566
3.38%, 11/01/46	55	39,916
3.38%, 03/27/50	135	94,938
3.63%, 05/01/43	55	43,461
3.88%, 11/01/45	100	79,401
VF Corp., 6.45%, 11/01/37	35	32,445
		365,727
Auto Manufacturers — 0.2%
Cummins Inc.
2.60%, 09/01/50	60	35,393
4.88%, 10/01/43	56	52,677
5.45%, 02/20/54	100	96,741
Ford Motor Co.
4.75%, 01/15/43	210	162,365
5.29%, 12/08/46	130	105,780
7.40%, 11/01/46	20	21,012
General Motors Co.
5.15%, 04/01/38	90	84,148
5.20%, 04/01/45	90	78,440
5.40%, 04/01/48(b)	85	74,736
5.95%, 04/01/49	85	79,795
6.25%, 10/02/43	153	151,010
6.60%, 04/01/36	100	106,038
6.75%, 04/01/46	75	77,678
		1,125,813
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	155	93,357
4.15%, 05/01/52	100	72,246
4.40%, 10/01/46	20	15,411
5.40%, 03/15/49	45	39,311
Security	Par (000)	Value
Auto Parts & Equipment (continued)
BorgWarner Inc., 4.38%, 03/15/45	$61	$50,697
Lear Corp.
3.55%, 01/15/52	25	16,307
5.25%, 05/15/49(b)	75	65,820
		353,149
Banks — 3.6%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.930%)(c)	499	359,028
2.83%, 10/24/51, (1-day SOFR + 1.880%)(c)	85	52,762
2.97%, 07/21/52, (1-day SOFR + 1.560%)(c)	225	144,359
3.31%, 04/22/42, (1-day SOFR + 1.580%)(c)	350	269,117
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(c)	155	121,437
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(c)	153	133,851
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(c)	495	389,594
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(c)	196	179,270
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(c)	256	210,250
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(c)	225	191,676
4.88%, 04/01/44	20	18,516
5.00%, 01/21/44	235	222,440
5.88%, 02/07/42	145	151,433
6.00%, 10/15/36	85	90,832
6.11%, 01/29/37	220	233,704
7.75%, 05/14/38	175	210,382
Series L, 4.75%, 04/21/45	65	57,350
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(c)	55	38,965
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.300%)(c)	200	149,352
4.95%, 01/10/47	210	188,137
5.25%, 08/17/45	200	186,882
BNP Paribas SA, 2.82%, 01/26/41(a)	100	70,314
Citigroup Inc.
2.90%, 11/03/42, (1-day SOFR + 1.379%)(c)	135	95,890
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(c)	110	95,198
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(c)	105	86,448
4.65%, 07/30/45	112	97,992
4.65%, 07/23/48	245	211,729
4.75%, 05/18/46	195	169,167
5.30%, 05/06/44	95	90,142
5.32%, 03/26/41, (1-day SOFR + 4.548%)(c)	132	129,068
5.61%, 03/04/56, (1-day SOFR + 1.746%)(c)	175	170,186
5.88%, 01/30/42	80	82,857
6.68%, 09/13/43	105	116,107
8.13%, 07/15/39	196	246,950
Commonwealth Bank of Australia
3.31%, 03/11/41(a)	200	149,678
3.74%, 09/12/39(a)	200	164,661
3.90%, 07/12/47(a)	190	152,606
Cooperatieve Rabobank UA
5.25%, 05/24/41	95	93,713
5.25%, 08/04/45	250	232,998
5.75%, 12/01/43	35	34,996
Fifth Third Bancorp, 8.25%, 03/01/38	97	118,815
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42, (1-day SOFR + 1.472%)(c)	$160	$114,861
3.21%, 04/22/42, (1-day SOFR + 1.513%)(c)	245	184,088
3.44%, 02/24/43, (1-day SOFR + 1.632%)(c)	220	168,340
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(c)	250	219,837
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(c)	151	137,130
4.75%, 10/21/45	120	106,481
4.80%, 07/08/44	186	167,199
5.15%, 05/22/45	205	186,840
5.56%, 11/19/45, (1-day SOFR + 1.580%)(c)	280	276,124
5.73%, 01/28/56, (1-day SOFR + 1.696%)(c)	280	279,267
6.25%, 02/01/41	236	253,336
6.45%, 05/01/36	80	87,067
6.75%, 10/01/37	513	569,387
HSBC Holdings PLC
5.25%, 03/14/44	200	188,426
6.10%, 01/14/42	105	111,874
6.33%, 03/09/44, (1-day SOFR + 2.650%)(c)	315	338,169
6.50%, 05/02/36	195	211,716
6.50%, 09/15/37	230	245,469
6.80%, 06/01/38	100	109,861
Intesa Sanpaolo SpA
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(c)	80	65,639
7.78%, 06/20/54, (1-year CMT + 3.900%)(a)(c)	100	114,963
7.80%, 11/28/53(a)	200	238,247
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(c)	202	142,743
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(c)	175	134,763
3.11%, 04/22/51, (1-day SOFR + 2.440%)(c)	246	164,312
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.460%)(c)	230	174,073
3.33%, 04/22/52, (1-day SOFR + 1.580%)(c)	320	221,288
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(c)	272	240,370
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(c)	145	114,012
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(c)	300	238,612
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(c)	175	140,502
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(c)	210	175,594
4.85%, 02/01/44	115	106,332
4.95%, 06/01/45	115	105,163
5.40%, 01/06/42	145	144,762
5.50%, 10/15/40	136	138,601
5.53%, 11/29/45, (1-day SOFR + 1.550%)(c)	250	250,491
5.60%, 07/15/41	190	194,592
5.63%, 08/16/43	145	146,148
6.40%, 05/15/38	173	193,184
Kreditanstalt fuer Wiederaufbau, 0.00%, 06/29/37(b)(d)	315	188,002
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.500%)(c)	20	14,571
4.34%, 01/09/48	205	164,765
5.30%, 12/01/45	200	187,226
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	200	173,415
Security	Par (000)	Value
Banks (continued)
4.15%, 03/07/39	$76	$70,653
4.29%, 07/26/38	60	56,535
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.430%)(c)	220	135,396
3.22%, 04/22/42, (1-day SOFR + 1.485%)(c)	210	159,694
3.97%, 07/22/38(c)	215	189,908
4.30%, 01/27/45	255	217,565
4.38%, 01/22/47	230	195,712
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(c)	117	108,987
5.52%, 11/19/55, (1-day SOFR + 1.710%)(c)	275	267,682
5.60%, 03/24/51, (1-day SOFR + 4.840%)(c)	201	198,018
6.38%, 07/24/42	152	166,987
Regions Financial Corp., 7.38%, 12/10/37	15	17,063
Societe Generale SA
3.63%, 03/01/41(a)	200	143,915
4.03%, 01/21/43, (1-year CMT + 1.900%)(a)(c)	115	85,653
7.13%, 01/19/55, (1-year CMT + 2.950%)(a)(c)	100	102,583
7.37%, 01/10/53(a)	100	105,169
Standard Chartered PLC
5.30%, 01/09/43(a)	10	9,283
5.70%, 03/26/44(a)	200	193,071
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	200	136,570
2.93%, 09/17/41	75	54,271
3.05%, 01/14/42	40	30,042
5.84%, 07/09/44	90	91,560
6.18%, 07/13/43	90	96,417
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.100%)(a)(c)	200	147,274
4.88%, 05/15/45	225	204,990
5.38%, 09/06/45, (1-year USD ICE Swap + 1.860%)(a)(c)	200	193,458
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.530%)(c)	295	224,543
3.90%, 05/01/45	220	175,144
4.40%, 06/14/46	215	176,645
4.61%, 04/25/53, (1-day SOFR + 2.130%)(c)	260	220,586
4.65%, 11/04/44	215	186,265
4.75%, 12/07/46	200	172,702
4.90%, 11/17/45	188	166,484
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(c)	525	474,675
5.38%, 11/02/43	201	191,597
5.61%, 01/15/44	250	243,901
5.95%, 12/01/86	45	46,369
Wells Fargo Bank NA, 6.60%, 01/15/38	250	279,891
Westpac Banking Corp.
2.96%, 11/16/40	70	52,684
3.13%, 11/18/41	70	51,686
4.42%, 07/24/39	95	86,580
		20,464,902
Beverages — 1.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	448	437,227
4.90%, 02/01/46	945	862,620
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	95	84,450
4.70%, 02/01/36	100	97,768
4.90%, 02/01/46	185	168,594
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc.
4.38%, 04/15/38	$160	$150,444
4.44%, 10/06/48	211	178,014
4.50%, 06/01/50	20	17,522
4.60%, 04/15/48	6	4,850
4.75%, 04/15/58	30	25,822
4.95%, 01/15/42	140	131,597
5.45%, 01/23/39	220	224,749
5.55%, 01/23/49	340	334,099
5.80%, 01/23/59	165	166,091
8.00%, 11/15/39	5	6,344
8.20%, 01/15/39	145	184,989
Brown-Forman Corp.
4.00%, 04/15/38	60	53,019
4.50%, 07/15/45	47	40,514
Coca-Cola Co. (The)
2.50%, 06/01/40	131	95,956
2.50%, 03/15/51	155	91,729
2.60%, 06/01/50	180	110,092
2.75%, 06/01/60	95	55,696
2.88%, 05/05/41	85	64,030
3.00%, 03/05/51	175	115,799
4.20%, 03/25/50	80	66,117
5.20%, 01/14/55	130	122,952
5.30%, 05/13/54	105	101,202
5.40%, 05/13/64	120	115,727
Constellation Brands Inc.
3.75%, 05/01/50	65	46,484
4.10%, 02/15/48	65	50,067
4.50%, 05/09/47	45	37,173
5.25%, 11/15/48	35	31,764
Diageo Capital PLC
3.88%, 04/29/43	60	48,679
5.88%, 09/30/36	60	64,614
Diageo Investment Corp., 4.25%, 05/11/42	47	40,474
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	15	12,918
Heineken NV
4.00%, 10/01/42(a)	20	16,342
4.35%, 03/29/47(a)	90	73,696
Keurig Dr Pepper Inc.
3.35%, 03/15/51	55	35,415
3.80%, 05/01/50	80	56,550
4.42%, 12/15/46	40	32,077
4.50%, 11/15/45	50	40,793
4.50%, 04/15/52	95	74,655
5.09%, 05/25/48	40	34,886
Molson Coors Beverage Co.
4.20%, 07/15/46	164	129,504
5.00%, 05/01/42	105	95,527
PepsiCo Inc.
2.63%, 10/21/41	90	63,612
2.75%, 10/21/51	85	52,416
2.88%, 10/15/49	35	22,617
3.38%, 07/29/49	67	47,653
3.45%, 10/06/46	110	81,869
3.50%, 03/19/40	100	83,658
3.60%, 08/13/42	20	15,974
3.63%, 03/19/50	109	80,947
3.88%, 03/19/60	70	52,083
4.00%, 03/05/42	50	42,572
Security	Par (000)	Value
Beverages (continued)
4.00%, 05/02/47	$75	$60,637
4.20%, 07/18/52	65	52,917
4.25%, 10/22/44	5	4,287
4.45%, 04/14/46	70	61,337
4.65%, 02/15/53	45	39,156
4.88%, 11/01/40	50	48,196
5.25%, 07/17/54	75	71,604
5.50%, 01/15/40	15	15,631
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(a)	40	23,195
		5,949,992
Biotechnology — 0.8%
Amgen Inc.
2.77%, 09/01/53	122	71,335
2.80%, 08/15/41	70	50,484
3.00%, 01/15/52	135	86,452
3.15%, 02/21/40	175	135,451
3.38%, 02/21/50	170	118,616
4.20%, 02/22/52	115	89,427
4.40%, 05/01/45	255	215,647
4.40%, 02/22/62	120	92,562
4.56%, 06/15/48	155	130,562
4.66%, 06/15/51	360	304,617
4.88%, 03/01/53	110	95,016
4.95%, 10/01/41	91	84,229
5.15%, 11/15/41	81	76,601
5.60%, 03/02/43	185	182,655
5.65%, 06/15/42	55	54,949
5.65%, 03/02/53	340	328,344
5.75%, 03/02/63	250	239,547
6.38%, 06/01/37	57	62,635
6.40%, 02/01/39	25	27,084
Biogen Inc.
3.15%, 05/01/50	150	93,374
3.25%, 02/15/51	54	34,008
5.20%, 09/15/45	110	98,605
CSL Finance PLC
4.63%, 04/27/42(a)	25	22,300
4.75%, 04/27/52(a)	115	98,320
4.95%, 04/27/62(a)	50	42,975
5.42%, 04/03/54(a)	80	75,155
Gilead Sciences Inc.
2.60%, 10/01/40	50	35,978
2.80%, 10/01/50	170	105,711
4.00%, 09/01/36	85	77,936
4.15%, 03/01/47	190	155,207
4.50%, 02/01/45	175	152,508
4.60%, 09/01/35	120	117,139
4.75%, 03/01/46	230	205,564
4.80%, 04/01/44	170	154,884
5.50%, 11/15/54	75	72,800
5.55%, 10/15/53	110	107,557
5.60%, 11/15/64	75	73,050
5.65%, 12/01/41	115	117,397
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	85	50,454
Royalty Pharma PLC
3.30%, 09/02/40	115	86,931
3.35%, 09/02/51	80	51,367
3.55%, 09/02/50	90	60,699
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
5.90%, 09/02/54	$25	$23,983
		4,560,115
Building Materials — 0.2%
Carrier Global Corp.
3.38%, 04/05/40	185	147,753
3.58%, 04/05/50	173	126,435
6.20%, 03/15/54	31	33,001
CRH America Finance Inc., 4.50%, 04/04/48(a)	85	71,306
CRH America Inc., 5.13%, 05/18/45(a)	105	96,498
Fortune Brands Innovations Inc., 4.50%, 03/25/52	50	39,749
Johnson Controls International PLC
4.50%, 02/15/47	70	59,251
4.63%, 07/02/44	30	26,089
4.95%, 07/02/64(e)	28	23,835
6.00%, 01/15/36	60	64,952
Martin Marietta Materials Inc.
3.20%, 07/15/51	135	89,538
4.25%, 12/15/47	60	48,811
5.50%, 12/01/54	50	48,128
Masco Corp.
3.13%, 02/15/51	35	21,640
4.50%, 05/15/47	42	33,983
Owens Corning
4.30%, 07/15/47	63	51,073
4.40%, 01/30/48	60	49,011
5.95%, 06/15/54	55	55,076
7.00%, 12/01/36	30	34,151
Trane Technologies Financing Ltd.
4.50%, 03/21/49	15	12,642
4.65%, 11/01/44	20	17,776
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48	55	45,674
5.75%, 06/15/43	70	72,004
Vulcan Materials Co.
4.50%, 06/15/47	65	54,951
4.70%, 03/01/48	80	69,274
5.70%, 12/01/54	35	34,623
		1,427,224
Chemicals — 0.7%
Air Products and Chemicals Inc.
2.70%, 05/15/40	80	58,518
2.80%, 05/15/50	120	74,819
Albemarle Corp.
5.45%, 12/01/44	40	34,422
5.65%, 06/01/52	45	38,471
Ashland Inc., 6.88%, 05/15/43	55	57,687
Braskem America Finance Co., 7.13%, 07/22/41(f)	200	135,540
CF Industries Inc.
4.95%, 06/01/43	82	73,326
5.38%, 03/15/44	75	70,203
Dow Chemical Co. (The)
3.60%, 11/15/50	120	79,131
4.38%, 11/15/42	107	85,828
4.63%, 10/01/44	55	44,673
4.80%, 05/15/49	80	63,836
5.25%, 11/15/41	90	81,302
5.55%, 11/30/48	60	53,721
5.60%, 02/15/54	80	71,099
5.95%, 03/15/55	50	46,542
6.90%, 05/15/53	100	104,940
Security	Par (000)	Value
Chemicals (continued)
9.40%, 05/15/39	$53	$68,431
DuPont de Nemours Inc.
5.32%, 11/15/38	116	120,915
5.42%, 11/15/48	215	216,344
Eastman Chemical Co.
4.65%, 10/15/44	99	82,588
4.80%, 09/01/42	50	43,225
Ecolab Inc.
2.13%, 08/15/50	55	29,586
2.70%, 12/15/51	80	48,668
2.75%, 08/18/55	97	57,638
3.95%, 12/01/47	55	43,957
FMC Corp.
4.50%, 10/01/49	60	44,678
6.38%, 05/18/53	30	28,822
ICL Group Ltd., 6.38%, 05/31/38(a)(f)	60	62,280
International Flavors & Fragrances Inc.
3.27%, 11/15/40(a)(b)	52	38,927
3.47%, 12/01/50(a)	60	40,168
4.38%, 06/01/47	50	38,770
5.00%, 09/26/48	80	68,923
Linde Inc./CT
2.00%, 08/10/50	20	10,399
3.55%, 11/07/42	85	67,424
LYB International Finance BV
4.88%, 03/15/44	98	82,601
5.25%, 07/15/43	75	66,146
LYB International Finance III LLC
3.38%, 10/01/40	75	55,115
3.63%, 04/01/51	100	64,903
3.80%, 10/01/60	60	37,689
4.20%, 10/15/49	105	75,756
4.20%, 05/01/50	90	64,987
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	86	66,008
Methanex Corp., 5.65%, 12/01/44	35	29,187
Mosaic Co. (The)
4.88%, 11/15/41	55	48,850
5.63%, 11/15/43	50	48,009
Nutrien Ltd.
3.95%, 05/13/50	60	44,742
4.90%, 06/01/43	65	58,146
5.00%, 04/01/49	25	22,139
5.25%, 01/15/45	55	51,002
5.63%, 12/01/40	41	40,698
5.80%, 03/27/53	95	93,542
5.88%, 12/01/36	60	62,524
6.13%, 01/15/41	25	25,751
OCP SA, 5.13%, 06/23/51(f)	200	158,036
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(f)	200	167,314
RPM International Inc.
4.25%, 01/15/48	40	32,885
5.25%, 06/01/45	35	32,488
Sherwin-Williams Co. (The)
2.90%, 03/15/52	50	30,300
3.30%, 05/15/50	55	37,032
3.80%, 08/15/49	60	44,330
4.00%, 12/15/42	30	24,405
4.50%, 06/01/47	125	105,119
4.55%, 08/01/45	30	25,600
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51(f)	200	132,879
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Westlake Corp.
2.88%, 08/15/41	$30	$20,405
3.13%, 08/15/51	70	42,735
4.38%, 11/15/47	55	42,997
5.00%, 08/15/46	66	57,595
		4,277,716
Commercial Services — 0.7%
American University (The), Series 2019, 3.67%, 04/01/49(b)	35	26,124
Brown University, Series A, 2.92%, 09/01/50	5	3,254
California Endowment (The), Series 2021, 2.50%, 04/01/51	55	31,577
California Institute of Technology
3.65%, 09/01/2119	10	6,293
4.32%, 08/01/45	80	67,955
4.70%, 11/01/2111	65	52,159
Case Western Reserve University, 5.41%, 06/01/2122	30	27,774
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(f)	200	193,036
6.85%, 07/02/37(a)	200	227,112
Duke University
Series 2020, 2.68%, 10/01/44	85	60,830
Series 2020, 2.76%, 10/01/50	45	28,477
Series 2020, 2.83%, 10/01/55	70	43,068
Emory University, Series 2020, 2.97%, 09/01/50	45	29,259
ERAC USA Finance LLC
4.20%, 11/01/46(a)	55	45,232
4.50%, 02/15/45(a)	50	43,222
5.40%, 05/01/53(a)	85	81,608
5.63%, 03/15/42(a)	35	34,776
7.00%, 10/15/37(a)	150	173,607
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50	50	29,260
Series 2020, 2.82%, 06/01/70	5	2,787
George Washington University (The)
4.87%, 09/15/45	75	67,912
Series 2014, 4.30%, 09/15/44	70	58,983
Series 2018, 4.13%, 09/15/48	40	31,974
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	55	34,925
Series A, 5.22%, 10/01/2118	10	8,593
Series B, 4.32%, 04/01/49	61	49,703
Global Payments Inc.
4.15%, 08/15/49	65	47,919
5.95%, 08/15/52(b)	60	57,091
Howard University, 5.21%, 10/01/52	20	17,362
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	60	47,559
Series A, 2.81%, 01/01/60	45	26,458
Leland Stanford Junior University (The)
2.41%, 06/01/50	35	20,596
3.65%, 05/01/48	125	97,028
Massachusetts Institute of Technology
3.07%, 04/01/52	50	33,252
3.89%, 07/01/2116	15	10,259
3.96%, 07/01/38	30	27,375
4.68%, 07/01/2114	30	24,785
5.60%, 07/01/2111	65	63,485
Series F, 2.99%, 07/01/50	80	53,286
Series G, 2.29%, 07/01/51(b)	55	30,986
Security	Par (000)	Value
Commercial Services (continued)
Moody's Corp.
2.75%, 08/19/41	$50	$35,279
3.10%, 11/29/61	25	15,387
3.25%, 05/20/50	20	13,301
3.75%, 02/25/52	55	40,358
4.88%, 12/17/48	25	22,242
5.25%, 07/15/44	56	53,636
Northeastern University, Series 2020, 2.89%, 10/01/50	30	19,830
Northwestern University
4.64%, 12/01/44	95	89,892
Series 2017, 3.66%, 12/01/57	30	21,515
Series 2020, 2.64%, 12/01/50	50	30,858
PayPal Holdings Inc.
3.25%, 06/01/50	95	64,607
5.05%, 06/01/52	90	82,234
5.25%, 06/01/62	30	27,572
5.50%, 06/01/54	40	38,856
President and Fellows of Harvard College
2.52%, 10/15/50(b)	70	42,047
3.15%, 07/15/46	55	39,620
3.30%, 07/15/56	55	37,295
3.75%, 11/15/52	5	3,769
4.88%, 10/15/40	80	78,418
6.50%, 01/15/39(a)	30	34,236
Quanta Services Inc., 3.05%, 10/01/41	50	35,954
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	90	53,380
S&P Global Inc.
2.30%, 08/15/60	40	20,084
3.25%, 12/01/49	41	28,525
3.70%, 03/01/52	90	67,195
3.90%, 03/01/62	45	33,437
Thomas Jefferson University, 3.85%, 11/01/57	30	20,820
TR Finance LLC
5.65%, 11/23/43	25	24,619
5.85%, 04/15/40	20	20,564
Trustees of Boston College, 3.13%, 07/01/52	45	30,476
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35	5	4,860
Trustees of Princeton University (The)
5.70%, 03/01/39	60	64,167
Series 2020, 2.52%, 07/01/50	110	66,497
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	35	22,180
4.67%, 09/01/2112	10	8,118
Series 2020, 2.40%, 10/01/50	65	37,628
University of Chicago (The)
4.00%, 10/01/53	100	77,729
Series 20B, 2.76%, 04/01/45	20	15,622
Series C, 2.55%, 04/01/50	25	16,035
University of Miami, 4.06%, 04/01/52	5	3,927
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	75	57,364
Series 2017, 3.39%, 02/15/48	71	52,209
University of Southern California
2.81%, 10/01/50	50	31,178
3.03%, 10/01/39	85	69,974
4.98%, 10/01/53(b)	5	4,563
5.25%, 10/01/2111	30	27,327
Series 2017, 3.84%, 10/01/47	105	82,472
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Series 21A, 2.95%, 10/01/51	$35	$22,431
Series A, 3.23%, 10/01/2120	10	5,647
Verisk Analytics Inc.
3.63%, 05/15/50(b)	30	21,466
5.13%, 02/15/36	50	49,674
5.50%, 06/15/45	30	28,920
Washington University (The)
3.52%, 04/15/54	35	24,906
4.35%, 04/15/2122	5	3,749
William Marsh Rice University, 3.57%, 05/15/45	100	78,478
WK Kellogg Foundation Trust, 2.44%, 10/01/50(a)	5	2,898
Yale University, Series 2020, 2.40%, 04/15/50(b)	43	25,273
		4,048,239
Computers — 0.9%
Apple Inc.
2.38%, 02/08/41	190	133,058
2.40%, 08/20/50	130	76,260
2.55%, 08/20/60	145	82,260
2.65%, 05/11/50	283	175,127
2.65%, 02/08/51	335	205,533
2.70%, 08/05/51	210	129,323
2.80%, 02/08/61	130	75,993
2.85%, 08/05/61	140	82,512
2.95%, 09/11/49	125	82,928
3.45%, 02/09/45	225	174,374
3.75%, 09/12/47	135	105,946
3.75%, 11/13/47	135	106,523
3.85%, 05/04/43	250	208,798
3.85%, 08/04/46	230	185,537
3.95%, 08/08/52	195	153,505
4.10%, 08/08/62	75	58,589
4.25%, 02/09/47	120	102,808
4.38%, 05/13/45	230	202,851
4.45%, 05/06/44	100	91,749
4.50%, 02/23/36	110	110,202
4.65%, 02/23/46	260	237,404
4.85%, 05/10/53(b)	155	146,338
Crane NXT Co.
4.20%, 03/15/48	40	24,243
6.55%, 11/15/36	22	23,419
Dell Inc., 6.50%, 04/15/38	35	37,344
Dell International LLC/EMC Corp.
3.38%, 12/15/41	90	67,093
3.45%, 12/15/51	60	40,921
8.10%, 07/15/36	79	95,694
8.35%, 07/15/46	60	76,554
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	140	129,062
6.20%, 10/15/35	83	88,572
6.35%, 10/15/45	140	144,173
HP Inc., 6.00%, 09/15/41(b)	95	96,461
IBM International Capital Pte Ltd.
5.25%, 02/05/44	120	114,894
5.30%, 02/05/54	155	143,424
International Business Machines Corp.
2.85%, 05/15/40	125	92,526
2.95%, 05/15/50	125	78,978
3.43%, 02/09/52	105	71,519
4.00%, 06/20/42	145	119,954
4.15%, 05/15/39	185	163,015
4.25%, 05/15/49	165	131,850
Security	Par (000)	Value
Computers (continued)
4.70%, 02/19/46	$100	$88,011
4.90%, 07/27/52	100	87,916
5.60%, 11/30/39	30	31,007
7.13%, 12/01/96	25	29,507
Series .., 5.70%, 02/10/55	100	98,179
Kyndryl Holdings Inc., 4.10%, 10/15/41	45	35,524
		5,037,458
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.70%, 08/01/47	45	34,982
4.00%, 08/15/45	60	49,174
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	85	54,577
4.15%, 03/15/47	55	43,389
4.38%, 06/15/45	45	36,975
5.15%, 05/15/53(b)	35	33,172
6.00%, 05/15/37	40	42,849
Haleon U.S. Capital LLC, 4.00%, 03/24/52	95	72,938
Kenvue Inc.
5.05%, 03/22/53	150	136,782
5.10%, 03/22/43	75	71,938
5.20%, 03/22/63	70	63,441
Perrigo Finance Unlimited Co., 4.90%, 12/15/44	35	27,865
Procter & Gamble Co. (The)
3.50%, 10/25/47	45	34,013
3.55%, 03/25/40	50	42,839
3.60%, 03/25/50	50	37,612
5.55%, 03/05/37	85	91,521
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	80	48,353
		922,420
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46	50	38,848
4.20%, 05/15/47	40	32,856
4.60%, 06/15/45	110	97,500
		169,204
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	170	136,977
American Express Co., 4.05%, 12/03/42	97	82,078
Apollo Global Management Inc., 5.80%, 05/21/54	75	73,661
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)	20	13,814
Ares Management Corp., 5.60%, 10/11/54	105	98,467
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(a)	55	33,052
2.85%, 08/05/51(a)(b)	75	45,791
3.20%, 01/30/52(a)	55	36,207
3.50%, 09/10/49(a)	20	14,017
4.00%, 10/02/47(a)	50	38,579
4.45%, 07/15/45(a)	45	37,950
5.00%, 06/15/44(a)	60	54,813
Blue Owl Finance LLC, 4.13%, 10/07/51	25	17,624
Brookfield Finance Inc.
3.50%, 03/30/51	70	48,091
3.63%, 02/15/52	45	31,114
4.70%, 09/20/47	113	96,889
5.97%, 03/04/54	100	100,114
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	85	57,611
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
CME Group Inc.
4.15%, 06/15/48	$50	$41,636
5.30%, 09/15/43	102	101,931
Franklin Resources Inc., 2.95%, 08/12/51	25	15,343
Intercontinental Exchange Inc.
2.65%, 09/15/40	45	32,894
3.00%, 06/15/50	192	124,757
3.00%, 09/15/60	120	71,885
4.25%, 09/21/48	90	74,217
4.95%, 06/15/52	170	152,627
5.20%, 06/15/62	120	110,078
Invesco Finance PLC, 5.38%, 11/30/43	30	28,650
Jefferies Financial Group Inc.
6.25%, 01/15/36	40	42,052
6.50%, 01/20/43	25	26,078
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	65	62,701
Legg Mason Inc., 5.63%, 01/15/44	85	83,563
Mastercard Inc.
2.95%, 03/15/51	60	38,844
3.65%, 06/01/49	95	71,433
3.80%, 11/21/46	55	43,419
3.85%, 03/26/50	145	112,357
3.95%, 02/26/48	35	27,924
Nasdaq Inc.
2.50%, 12/21/40	80	55,593
3.25%, 04/28/50	60	40,414
3.95%, 03/07/52	35	26,150
5.95%, 08/15/53	80	81,269
6.10%, 06/28/63	40	41,011
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)	60	51,060
Raymond James Financial Inc.
3.75%, 04/01/51	80	58,586
4.95%, 07/15/46	90	81,480
Visa Inc.
2.00%, 08/15/50	160	85,715
2.70%, 04/15/40	97	73,574
3.65%, 09/15/47	75	58,011
4.15%, 12/14/35	135	129,043
4.30%, 12/14/45	320	276,342
Voya Financial Inc.
4.80%, 06/15/46	40	34,696
5.70%, 07/15/43	45	44,182
Western Union Co. (The), 6.20%, 11/17/36(b)	30	30,541
		3,446,905
Electric — 5.8%
Abu Dhabi National Energy Co. PJSC
4.00%, 10/03/49(f)	200	157,209
6.50%, 10/27/36(a)	100	113,128
Adani Transmission Step-One Ltd., 4.25%, 05/21/36(f)	139	122,459
AEP Texas Inc.
3.45%, 05/15/51	60	39,702
3.80%, 10/01/47	50	36,571
5.25%, 05/15/52	60	53,497
Series G, 4.15%, 05/01/49	30	22,629
Series H, 3.45%, 01/15/50	50	33,771
AEP Transmission Co. LLC
3.15%, 09/15/49	5	3,336
3.75%, 12/01/47	62	46,750
3.80%, 06/15/49	25	18,546
4.00%, 12/01/46	15	11,884
Security	Par (000)	Value
Electric (continued)
4.25%, 09/15/48	$20	$16,220
4.50%, 06/15/52	35	29,304
5.40%, 03/15/53	45	43,122
Series M, 3.65%, 04/01/50	55	40,314
Series N, 2.75%, 08/15/51	35	21,389
Alabama Power Co.
3.00%, 03/15/52	50	32,065
3.13%, 07/15/51	55	36,253
3.45%, 10/01/49	85	60,072
3.75%, 03/01/45	85	66,042
4.15%, 08/15/44	30	24,729
4.30%, 01/02/46	30	25,055
6.00%, 03/01/39	40	42,882
Series A, 4.30%, 07/15/48	27	22,424
Series B, 3.70%, 12/01/47	45	34,008
Alfa Desarrollo SpA, 4.55%, 09/27/51(f)	198	155,924
Ameren Illinois Co.
2.90%, 06/15/51	55	34,165
3.25%, 03/15/50	25	16,781
3.70%, 12/01/47	65	49,033
4.15%, 03/15/46	50	40,965
4.50%, 03/15/49	25	21,086
5.55%, 07/01/54	75	73,602
5.63%, 03/01/55	50	49,814
5.90%, 12/01/52	35	35,693
American Electric Power Co. Inc., 3.25%, 03/01/50	55	35,759
American Transmission Systems Inc., 5.00%, 09/01/44(a)	25	22,810
Appalachian Power Co.
4.40%, 05/15/44	60	49,405
4.45%, 06/01/45	30	24,588
7.00%, 04/01/38	46	51,615
Series Y, 4.50%, 03/01/49	70	56,739
Series Z, 3.70%, 05/01/50	75	52,691
Arizona Public Service Co.
2.65%, 09/15/50	25	14,777
3.35%, 05/15/50	60	40,811
3.50%, 12/01/49	30	20,547
3.75%, 05/15/46	45	33,800
4.20%, 08/15/48	30	23,636
4.25%, 03/01/49	35	27,653
4.35%, 11/15/45	30	24,531
4.50%, 04/01/42	31	26,578
5.05%, 09/01/41	30	27,830
5.90%, 08/15/55	45	44,827
Avista Corp.
4.00%, 04/01/52	25	18,788
4.35%, 06/01/48	5	4,066
Baltimore Gas & Electric Co.
2.90%, 06/15/50	30	18,816
3.20%, 09/15/49	25	16,662
3.50%, 08/15/46	25	18,284
3.75%, 08/15/47	35	26,520
4.25%, 09/15/48	10	8,018
4.55%, 06/01/52	75	63,034
5.40%, 06/01/53	95	89,848
5.65%, 06/01/54	50	49,416
6.35%, 10/01/36	45	49,566
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	185	112,873
3.80%, 07/15/48	115	86,424
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.25%, 10/15/50	$120	$95,173
4.45%, 01/15/49	78	64,397
4.50%, 02/01/45	98	84,634
4.60%, 05/01/53	75	62,320
5.15%, 11/15/43	35	33,262
5.95%, 05/15/37	70	74,383
6.13%, 04/01/36	156	168,227
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	50	38,553
3.60%, 03/01/52	45	32,418
3.95%, 03/01/48	45	35,127
4.50%, 04/01/44	55	47,745
5.30%, 04/01/53	20	19,024
Series AC, 4.25%, 02/01/49	70	56,709
Series AD, 2.90%, 07/01/50	15	9,493
Series AF, 3.35%, 04/01/51	50	34,132
Series AJ, 4.85%, 10/01/52	30	26,566
Chile Electricity Lux MPC II SARL, 5.58%, 10/20/35(f)	195	197,464
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	28	29,218
CMS Energy Corp., 4.88%, 03/01/44	50	44,146
Comision Federal de Electricidad, 4.68%, 02/09/51(f)	200	142,478
Commonwealth Edison Co.
3.00%, 03/01/50	80	51,582
3.65%, 06/15/46	110	83,229
3.70%, 03/01/45	35	27,013
4.00%, 03/01/48	80	63,251
4.00%, 03/01/49	70	54,168
4.35%, 11/15/45	60	50,382
4.70%, 01/15/44	55	49,039
5.30%, 02/01/53	20	18,729
5.90%, 03/15/36	60	64,069
5.95%, 06/01/55	60	61,787
6.45%, 01/15/38	40	44,316
Series 123, 3.75%, 08/15/47	95	71,914
Series 127, 3.20%, 11/15/49	45	30,193
Series 130, 3.13%, 03/15/51	50	32,472
Series 131, 2.75%, 09/01/51	65	39,130
Series 133, 3.85%, 03/15/52	60	44,553
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	85	66,770
4.30%, 04/15/44	30	25,514
5.25%, 01/15/53	45	42,110
Series A, 4.15%, 06/01/45	40	32,709
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51	30	19,686
3.60%, 06/15/61	60	40,492
3.70%, 11/15/59	60	41,498
3.85%, 06/15/46	95	73,846
3.95%, 03/01/43	115	93,303
4.45%, 03/15/44	115	99,130
4.50%, 12/01/45	100	85,686
4.50%, 05/15/58	70	56,413
4.63%, 12/01/54	85	71,006
5.70%, 06/15/40	20	20,493
5.70%, 05/15/54	75	74,342
5.90%, 11/15/53	115	116,949
6.15%, 11/15/52	100	104,504
Series 06-A, 5.85%, 03/15/36	65	68,875
Series 07-A, 6.30%, 08/15/37	15	16,436
Series 08-B, 6.75%, 04/01/38	40	45,613
Security	Par (000)	Value
Electric (continued)
Series 12-A, 4.20%, 03/15/42	$65	$55,426
Series 2017, 3.88%, 06/15/47	80	61,269
Series 20B, 3.95%, 04/01/50	75	58,006
Series A, 4.13%, 05/15/49	100	78,494
Series C, 3.00%, 12/01/60	65	38,243
Series C, 4.00%, 11/15/57	40	29,474
Series C, 4.30%, 12/01/56	45	35,230
Series E, 4.65%, 12/01/48	95	81,726
Consorcio Transmantaro SA, 5.20%, 04/11/38(f)	200	194,942
Constellation Energy Generation LLC
5.60%, 06/15/42	65	64,271
5.75%, 10/01/41	30	30,147
5.75%, 03/15/54	75	73,232
6.25%, 10/01/39	88	94,431
6.50%, 10/01/53	85	91,601
Consumers Energy Co.
2.65%, 08/15/52	40	24,146
3.10%, 08/15/50	91	60,619
3.25%, 08/15/46	50	36,059
3.50%, 08/01/51	95	68,939
3.75%, 02/15/50	50	37,331
4.05%, 05/15/48	85	68,117
4.20%, 09/01/52	65	52,291
4.35%, 04/15/49	60	49,795
Dayton Power & Light Co. (The), 3.95%, 06/15/49	15	10,981
Dominion Energy Inc.
4.70%, 12/01/44	45	38,521
4.85%, 08/15/52	45	37,915
7.00%, 06/15/38	40	45,456
Series A, 4.60%, 03/15/49	25	20,471
Series B, 3.30%, 04/15/41	40	29,784
Series C, 4.05%, 09/15/42	80	64,256
Series C, 4.90%, 08/01/41	95	85,484
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	65	57,237
5.10%, 06/01/65	40	35,197
5.45%, 02/01/41	35	34,741
6.05%, 01/15/38	66	70,500
6.25%, 10/15/53	55	59,023
DTE Electric Co.
2.95%, 03/01/50	75	48,894
3.70%, 03/15/45	65	50,262
3.70%, 06/01/46	15	11,478
3.75%, 08/15/47	55	41,779
3.95%, 03/01/49	75	58,634
4.30%, 07/01/44	45	37,889
5.40%, 04/01/53	25	24,216
Series A, 4.00%, 04/01/43	25	20,535
Series A, 4.05%, 05/15/48	55	44,263
Series B, 3.25%, 04/01/51	45	30,617
Series B, 3.65%, 03/01/52	50	36,211
Duke Energy Carolinas LLC
3.20%, 08/15/49	95	63,949
3.45%, 04/15/51	70	49,009
3.55%, 03/15/52	45	32,050
3.70%, 12/01/47	70	52,464
3.75%, 06/01/45	75	57,977
3.88%, 03/15/46	80	62,408
3.95%, 03/15/48	38	29,655
4.00%, 09/30/42	60	49,700
4.25%, 12/15/41	70	60,364
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.30%, 02/15/40	$80	$80,129
5.35%, 01/15/53	90	85,504
5.40%, 01/15/54	43	41,467
6.00%, 01/15/38	50	53,539
6.05%, 04/15/38	40	42,893
6.10%, 06/01/37	50	53,444
Duke Energy Corp.
3.30%, 06/15/41	100	75,309
3.50%, 06/15/51	65	44,324
3.75%, 09/01/46	165	122,785
3.95%, 08/15/47	45	34,070
4.20%, 06/15/49	70	54,105
4.80%, 12/15/45	25	21,692
5.00%, 08/15/52	120	104,662
5.80%, 06/15/54	90	87,688
6.10%, 09/15/53	80	81,249
Duke Energy Florida LLC
3.00%, 12/15/51	60	37,872
3.40%, 10/01/46	45	32,344
3.85%, 11/15/42	50	40,014
4.20%, 07/15/48	30	23,976
5.65%, 04/01/40	20	20,698
5.95%, 11/15/52	45	46,133
6.20%, 11/15/53	80	85,078
6.35%, 09/15/37	55	60,212
6.40%, 06/15/38	100	110,725
Duke Energy Indiana LLC
2.75%, 04/01/50	50	30,562
3.75%, 05/15/46	40	30,654
5.40%, 04/01/53	65	61,702
6.12%, 10/15/35	35	37,855
6.35%, 08/15/38	50	55,046
6.45%, 04/01/39	30	33,156
Series YYY, 3.25%, 10/01/49	75	50,864
Duke Energy Ohio Inc.
4.30%, 02/01/49	65	52,409
5.55%, 03/15/54	15	14,528
5.65%, 04/01/53	55	53,996
Duke Energy Progress LLC
2.50%, 08/15/50	45	26,191
2.90%, 08/15/51	50	30,912
3.60%, 09/15/47	35	25,713
3.70%, 10/15/46	70	52,778
4.00%, 04/01/52	25	19,094
4.10%, 05/15/42	65	54,546
4.10%, 03/15/43	50	41,519
4.15%, 12/01/44	65	53,645
4.20%, 08/15/45	89	73,573
4.38%, 03/30/44	60	50,758
5.35%, 03/15/53	50	47,241
5.55%, 03/15/55	50	48,582
6.30%, 04/01/38	20	21,881
E.ON International Finance BV, 6.65%, 04/30/38(a)	60	66,396
Electricite de France SA
4.75%, 10/13/35(a)(b)	30	29,457
4.88%, 09/21/38(a)	120	112,144
4.88%, 01/22/44(a)	140	122,310
4.95%, 10/13/45(a)	185	162,513
5.00%, 09/21/48(a)	90	78,322
5.25%, 10/13/55(a)	20	17,138
5.60%, 01/27/40(a)	100	99,954
Security	Par (000)	Value
Electric (continued)
6.00%, 04/22/64(a)	$20	$19,020
6.00%, 01/22/2114(a)	55	52,398
6.38%, 01/13/55(a)	105	105,849
6.90%, 05/23/53(a)	130	139,692
6.95%, 01/26/39(a)	295	327,753
Emera U.S. Finance LP, 4.75%, 06/15/46	50	41,651
Enel Finance America LLC, 2.88%, 07/12/41(a)	200	139,816
Enel Finance International NV
4.75%, 05/25/47(a)	85	72,183
5.50%, 06/15/52(a)	165	152,779
6.00%, 10/07/39(a)	50	51,767
6.80%, 09/15/37(a)	100	111,222
7.75%, 10/14/52(a)	75	90,321
Entergy Arkansas LLC
2.65%, 06/15/51	55	32,172
3.35%, 06/15/52	45	30,248
4.20%, 04/01/49	70	55,430
5.75%, 06/01/54	35	34,819
Entergy Corp., 3.75%, 06/15/50	60	42,803
Entergy Louisiana LLC
2.90%, 03/15/51	65	40,200
3.10%, 06/15/41	65	48,215
4.20%, 09/01/48	105	84,298
4.20%, 04/01/50	65	51,438
4.75%, 09/15/52	65	55,594
4.95%, 01/15/45	85	75,799
5.70%, 03/15/54	70	68,388
5.80%, 03/15/55	25	24,888
Entergy Mississippi LLC
3.50%, 06/01/51	25	17,167
3.85%, 06/01/49	39	29,170
5.80%, 04/15/55	25	24,883
5.85%, 06/01/54	45	44,596
Entergy Texas Inc.
3.55%, 09/30/49	45	31,614
4.50%, 03/30/39	35	31,848
5.00%, 09/15/52	45	39,874
5.55%, 09/15/54	35	33,452
5.80%, 09/01/53	25	24,651
Evergy Kansas Central Inc.
3.25%, 09/01/49	35	23,096
3.45%, 04/15/50	10	6,919
4.10%, 04/01/43	45	36,824
4.13%, 03/01/42	41	34,036
4.25%, 12/01/45	35	28,757
5.70%, 03/15/53	35	34,314
Evergy Metro Inc.
4.20%, 06/15/47	35	28,180
4.20%, 03/15/48	25	19,912
5.30%, 10/01/41	40	38,584
Series 2019, 4.13%, 04/01/49	45	35,105
Eversource Energy, 3.45%, 01/15/50	75	52,086
Exelon Corp.
4.10%, 03/15/52	90	68,392
4.45%, 04/15/46	105	87,187
4.70%, 04/15/50	85	70,881
5.10%, 06/15/45	50	45,692
5.60%, 03/15/53	120	113,809
5.88%, 03/15/55	65	64,152
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(f)	198	203,797
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	$80	$53,693
Series C, 4.85%, 07/15/47	80	68,667
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	55	45,664
5.45%, 07/15/44(a)	45	42,915
Florida Power & Light Co.
2.88%, 12/04/51	65	40,535
3.15%, 10/01/49	50	33,540
3.70%, 12/01/47	60	45,370
3.80%, 12/15/42	50	40,640
3.95%, 03/01/48	120	95,049
3.99%, 03/01/49	45	35,200
4.05%, 06/01/42	60	50,393
4.05%, 10/01/44	85	69,983
4.13%, 02/01/42	55	46,829
4.13%, 06/01/48	65	52,441
5.25%, 02/01/41	75	73,789
5.30%, 04/01/53	95	90,254
5.60%, 06/15/54	85	84,155
5.65%, 02/01/37	45	47,109
5.69%, 03/01/40	55	57,001
5.70%, 03/15/55	60	60,244
5.80%, 03/15/65	25	25,310
5.95%, 02/01/38	50	53,699
5.96%, 04/01/39	50	53,129
Georgia Power Co.
4.30%, 03/15/42	135	116,630
4.30%, 03/15/43	65	55,298
5.13%, 05/15/52	75	69,545
Series 10-C, 4.75%, 09/01/40	75	70,400
Series A, 3.25%, 03/15/51	55	37,162
Series B, 3.70%, 01/30/50	55	40,710
Great River Energy, 6.25%, 07/01/38(a)	69	73,138
Iberdrola International BV, 6.75%, 07/15/36	45	51,406
Idaho Power Co.
5.50%, 03/15/53	25	23,947
5.70%, 03/15/55	35	34,516
5.80%, 04/01/54	25	24,918
Series K, 4.20%, 03/01/48	5	4,034
Indiana Michigan Power Co.
3.25%, 05/01/51	20	13,029
4.25%, 08/15/48	35	27,702
5.63%, 04/01/53	70	68,145
Series K, 4.55%, 03/15/46	71	60,520
Series L, 3.75%, 07/01/47	15	11,171
Indianapolis Power & Light Co., 5.70%, 04/01/54(a)	35	34,267
Infraestructura Energetica Nova SAPI de CV, 4.75%, 01/15/51(f)	200	150,243
Interstate Power & Light Co.
3.50%, 09/30/49	20	14,018
3.70%, 09/15/46	20	14,700
5.45%, 09/30/54	10	9,446
6.25%, 07/15/39	30	31,942
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	8	7,425
Kentucky Utilities Co.
3.30%, 06/01/50	65	43,868
4.38%, 10/01/45	70	58,906
5.13%, 11/01/40	40	38,907
5.85%, 08/15/55	65	64,523
Security	Par (000)	Value
Electric (continued)
Louisville Gas & Electric Co., 4.25%, 04/01/49	$40	$31,825
Louisville Gas and Electric Co., Series ., 5.85%, 08/15/55	80	79,430
Massachusetts Electric Co.
4.00%, 08/15/46(a)	5	3,900
5.87%, 02/26/54(a)	50	49,053
5.90%, 11/15/39(a)	75	77,288
MidAmerican Energy Co.
2.70%, 08/01/52	95	57,838
3.15%, 04/15/50	80	53,485
3.65%, 08/01/48	70	51,980
3.95%, 08/01/47	25	19,588
4.25%, 05/01/46	5	4,145
4.25%, 07/15/49	110	88,985
4.40%, 10/15/44	45	38,501
4.80%, 09/15/43	25	22,670
5.30%, 02/01/55	20	18,855
5.80%, 10/15/36	35	37,352
5.85%, 09/15/54	100	102,233
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	60	51,425
Series B, 3.10%, 07/30/51	50	32,614
Monongahela Power Co., 5.40%, 12/15/43(a)	70	68,113
Nevada Power Co.
6.00%, 03/15/54	70	70,537
Series EE, 3.13%, 08/01/50	20	12,693
Series R, 6.75%, 07/01/37	35	39,190
New England Power Co.
2.81%, 10/06/50(a)	20	12,203
3.80%, 12/05/47(a)	44	33,506
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52	75	46,402
5.11%, 09/29/57(a)	30	26,758
5.25%, 02/28/53	120	109,731
5.55%, 03/15/54	75	71,230
5.90%, 03/15/55	90	89,678
Niagara Mohawk Power Corp.
3.03%, 06/27/50(a)	70	43,549
4.12%, 11/28/42(a)	25	20,598
5.66%, 01/17/54(a)	75	71,728
5.78%, 09/16/52(a)	60	58,286
6.00%, 07/03/55(a)	25	24,837
Northern States Power Co., 5.65%, 05/15/55	40	39,643
Northern States Power Co./MN
2.60%, 06/01/51	63	37,899
2.90%, 03/01/50	70	45,213
3.20%, 04/01/52	55	37,371
3.40%, 08/15/42	76	58,169
3.60%, 05/15/46	45	33,863
3.60%, 09/15/47	95	70,788
4.00%, 08/15/45	30	24,276
4.13%, 05/15/44	60	49,893
4.50%, 06/01/52	60	50,436
5.10%, 05/15/53	50	45,964
5.35%, 11/01/39	20	20,441
5.40%, 03/15/54	90	87,124
Northern States Power Co./WI, 5.65%, 06/15/54	75	74,859
NSTAR Electric Co.
3.10%, 06/01/51	45	29,686
4.40%, 03/01/44	35	29,825
4.55%, 06/01/52	55	45,647
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.95%, 09/15/52	$45	$39,990
5.50%, 03/15/40	20	20,261
Oglethorpe Power Corp.
3.75%, 08/01/50	25	17,521
4.50%, 04/01/47	55	45,259
5.05%, 10/01/48	50	44,512
5.38%, 11/01/40	55	53,607
5.80%, 06/01/54	30	28,907
5.90%, 02/01/55	30	29,419
5.95%, 11/01/39	37	38,187
6.20%, 12/01/53	45	46,018
Ohio Edison Co., 6.88%, 07/15/36	35	39,714
Ohio Power Co.
4.00%, 06/01/49	30	22,449
4.15%, 04/01/48	70	54,085
Oklahoma Gas & Electric Co.
3.85%, 08/15/47	15	11,544
4.15%, 04/01/47	15	12,164
5.60%, 04/01/53	55	53,312
5.80%, 04/01/55	25	24,897
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	30	17,682
3.10%, 09/15/49	90	59,141
3.70%, 05/15/50	20	14,437
3.75%, 04/01/45	70	53,990
3.80%, 09/30/47	50	38,112
3.80%, 06/01/49	65	48,171
4.10%, 11/15/48	45	35,624
4.55%, 12/01/41	55	48,842
4.60%, 06/01/52	55	45,389
4.95%, 09/15/52	95	84,341
5.25%, 09/30/40	30	29,540
5.30%, 06/01/42	50	48,291
5.35%, 10/01/52	15	14,033
5.55%, 06/15/54	55	53,113
5.80%, 04/01/55(a)	50	49,985
7.50%, 09/01/38	30	36,115
Pacific Gas and Electric Co.
3.30%, 08/01/40	140	103,661
3.50%, 08/01/50	215	140,898
3.75%, 08/15/42	45	32,809
3.95%, 12/01/47	125	90,465
4.00%, 12/01/46	40	28,997
4.20%, 06/01/41	70	55,247
4.25%, 03/15/46	15	11,325
4.30%, 03/15/45	95	73,010
4.45%, 04/15/42	40	31,938
4.50%, 07/01/40	165	140,652
4.60%, 06/15/43	25	20,167
4.75%, 02/15/44	95	78,574
4.95%, 07/01/50	320	264,815
5.25%, 03/01/52	75	64,005
6.15%, 03/01/55	50	48,372
6.70%, 04/01/53	65	66,906
6.75%, 01/15/53	160	165,193
PacifiCorp
2.90%, 06/15/52	110	64,293
3.30%, 03/15/51	90	57,384
4.10%, 02/01/42	60	47,923
4.13%, 01/15/49	75	56,858
4.15%, 02/15/50	90	68,158
Security	Par (000)	Value
Electric (continued)
5.35%, 12/01/53	$130	$116,406
5.50%, 05/15/54	125	113,980
5.75%, 04/01/37	60	61,293
5.80%, 01/15/55	155	146,317
6.00%, 01/15/39	70	72,192
6.10%, 08/01/36	35	36,892
6.25%, 10/15/37	60	63,475
6.35%, 07/15/38	15	15,892
PECO Energy Co.
2.80%, 06/15/50	35	21,734
2.85%, 09/15/51	35	21,746
3.00%, 09/15/49	35	22,731
3.70%, 09/15/47	75	56,689
3.90%, 03/01/48	100	78,073
4.15%, 10/01/44	50	41,462
4.38%, 08/15/52	10	8,185
4.60%, 05/15/52	40	34,322
5.25%, 09/15/54	20	18,803
5.95%, 10/01/36	15	16,076
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/49(f)	200	169,306
6.15%, 05/21/48(f)	200	202,619
PG&E Recovery Funding LLC, Series A-2, 5.23%, 06/01/42	450	448,579
PG&E Wildfire Recovery Funding LLC, Series A-5, 5.10%, 06/01/54	648	592,881
Potomac Electric Power Co.
4.15%, 03/15/43	70	58,404
5.50%, 03/15/54	30	28,855
6.50%, 11/15/37	40	44,628
PPL Electric Utilities Corp.
3.00%, 10/01/49	25	16,246
3.95%, 06/01/47	25	19,801
4.13%, 06/15/44	40	33,409
4.15%, 10/01/45	40	33,153
4.15%, 06/15/48	25	20,229
4.75%, 07/15/43	50	45,139
5.25%, 05/15/53	80	75,617
5.55%, 08/15/55	100	97,743
6.25%, 05/15/39	10	11,000
Progress Energy Inc., 6.00%, 12/01/39	65	68,301
Public Service Co. of Colorado
3.60%, 09/15/42	45	34,621
3.80%, 06/15/47	20	14,975
4.05%, 09/15/49	45	34,548
4.10%, 06/15/48	35	27,159
4.30%, 03/15/44	50	41,230
4.50%, 06/01/52	55	44,542
5.25%, 04/01/53	95	86,626
5.75%, 05/15/54	60	58,931
5.85%, 05/15/55	110	108,402
6.50%, 08/01/38	25	27,321
Series 17, 6.25%, 09/01/37	31	33,494
Series 34, 3.20%, 03/01/50	65	42,676
Series 36, 2.70%, 01/15/51	50	29,351
Public Service Co. of New Hampshire
3.60%, 07/01/49	40	29,393
5.15%, 01/15/53	35	32,233
49
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Co. of Oklahoma
5.45%, 01/15/36	$100	$101,193
Series K, 3.15%, 08/15/51	10	6,258
Public Service Electric & Gas Co.
2.05%, 08/01/50	35	18,532
2.70%, 05/01/50	25	15,274
3.00%, 03/01/51	40	26,009
3.15%, 01/01/50	35	23,604
3.20%, 08/01/49	45	30,768
3.60%, 12/01/47	65	48,344
3.80%, 03/01/46	85	66,163
3.85%, 05/01/49	65	49,701
3.95%, 05/01/42	55	45,349
5.13%, 03/15/53	65	60,139
5.30%, 08/01/54	50	47,426
5.45%, 08/01/53	50	48,519
5.45%, 03/01/54	65	63,175
5.50%, 03/01/40	15	15,278
5.80%, 05/01/37	40	42,488
Puget Sound Energy Inc.
2.89%, 09/15/51	30	18,373
3.25%, 09/15/49	45	30,019
4.22%, 06/15/48	53	42,720
4.30%, 05/20/45	30	24,430
5.45%, 06/01/53	25	23,725
5.64%, 04/15/41	31	30,657
5.69%, 06/15/54	40	39,380
5.76%, 10/01/39	35	36,190
5.80%, 03/15/40	30	30,877
6.27%, 03/15/37	30	32,472
San Diego Gas & Electric Co.
3.70%, 03/15/52	55	39,160
4.15%, 05/15/48	45	35,627
4.50%, 08/15/40	60	54,388
5.35%, 04/01/53	90	83,805
5.55%, 04/15/54	65	62,220
6.00%, 06/01/39	30	32,008
Series RRR, 3.75%, 06/01/47	50	37,338
Series TTT, 4.10%, 06/15/49	35	27,364
Series UUU, 3.32%, 04/15/50	45	30,193
Series WWW, 2.95%, 08/15/51	75	47,114
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	189,235
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(f)	200	197,439
Sempra
3.80%, 02/01/38	120	101,132
4.00%, 02/01/48	45	33,632
6.00%, 10/15/39	70	71,575
Sierra Pacific Power Co., 5.90%, 03/15/54	15	14,863
Southern California Edison Co.
3.45%, 02/01/52	65	42,318
3.65%, 02/01/50	125	85,971
4.00%, 04/01/47	195	145,237
4.05%, 03/15/42	61	48,200
4.50%, 09/01/40	35	30,679
4.65%, 10/01/43	50	42,086
5.50%, 03/15/40	60	58,332
5.63%, 02/01/36	10	10,031
5.70%, 03/01/53	60	55,374
5.75%, 04/15/54	40	37,238
Security	Par (000)	Value
Electric (continued)
5.88%, 12/01/53	$80	$76,062
5.90%, 03/01/55	40	38,166
6.05%, 03/15/39	60	61,638
6.20%, 09/15/55	70	69,471
Series 06-E, 5.55%, 01/15/37	30	29,767
Series 08-A, 5.95%, 02/01/38	46	47,027
Series 13-A, 3.90%, 03/15/43	35	26,898
Series 20A, 2.95%, 02/01/51	90	54,598
Series B, 4.88%, 03/01/49	70	58,419
Series C, 3.60%, 02/01/45	60	42,986
Series C, 4.13%, 03/01/48	75	56,707
Series E, 5.45%, 06/01/52	25	22,287
Series H, 3.65%, 06/01/51	35	23,796
Southern Co. (The)
4.25%, 07/01/36	50	46,012
4.40%, 07/01/46	215	178,831
Southern Power Co.
5.15%, 09/15/41	65	61,421
5.25%, 07/15/43	40	37,630
Series F, 4.95%, 12/15/46	55	48,424
Southwestern Electric Power Co.
3.25%, 11/01/51	80	51,527
6.20%, 03/15/40	30	31,289
Series J, 3.90%, 04/01/45	60	45,411
Series L, 3.85%, 02/01/48	35	25,467
Southwestern Public Service Co.
3.40%, 08/15/46	50	34,425
3.70%, 08/15/47	35	25,527
3.75%, 06/15/49	40	28,725
4.50%, 08/15/41	60	52,676
6.00%, 06/01/54	50	50,083
Series 6, 4.40%, 11/15/48	40	31,976
Series 8, 3.15%, 05/01/50	70	45,041
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(f)	200	197,167
Tampa Electric Co.
3.45%, 03/15/51	29	20,018
3.63%, 06/15/50	15	10,663
4.10%, 06/15/42	25	20,914
4.30%, 06/15/48	33	26,915
4.35%, 05/15/44	9	7,618
4.45%, 06/15/49	20	16,388
5.00%, 07/15/52	20	17,639
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(f)	169	162,052
Toledo Edison Co. (The), 6.15%, 05/15/37	26	28,167
TransAlta Corp., 6.50%, 03/15/40	35	34,452
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	5	5,072
Tucson Electric Power Co.
3.25%, 05/01/51	30	19,405
4.00%, 06/15/50	35	26,183
4.85%, 12/01/48	15	13,038
5.50%, 04/15/53	30	28,130
5.90%, 04/15/55	20	19,740
Union Electric Co.
2.63%, 03/15/51	75	44,380
3.25%, 10/01/49	40	26,864
3.65%, 04/15/45	65	49,670
3.90%, 09/15/42	50	40,566
3.90%, 04/01/52	35	26,394
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.00%, 04/01/48	$20	$15,724
5.13%, 03/15/55	45	41,105
5.25%, 01/15/54	40	36,924
5.30%, 08/01/37	35	35,408
5.45%, 03/15/53	60	57,317
8.45%, 03/15/39	26	33,535
Virginia Electric & Power Co.
2.45%, 12/15/50	65	36,493
2.95%, 11/15/51	110	68,381
3.30%, 12/01/49	75	50,338
4.00%, 01/15/43	70	56,718
4.45%, 02/15/44	80	68,380
4.60%, 12/01/48	25	21,301
5.35%, 01/15/54	55	51,241
5.45%, 04/01/53	95	90,045
5.65%, 03/15/55	25	24,530
5.70%, 08/15/53	60	58,956
6.35%, 11/30/37	10	10,903
8.88%, 11/15/38	55	73,129
Series A, 6.00%, 05/15/37	55	58,477
Series B, 3.80%, 09/15/47	84	63,200
Series B, 4.20%, 05/15/45	35	28,668
Series B, 6.00%, 01/15/36	55	58,475
Series C, 4.00%, 11/15/46	75	58,847
Series C, 4.63%, 05/15/52	85	71,044
Series D, 4.65%, 08/15/43	85	74,879
Wisconsin Electric Power Co.
4.30%, 10/15/48	10	8,245
5.05%, 10/01/54	10	9,039
5.70%, 12/01/36	30	32,201
Wisconsin Power and Light Co.
3.65%, 04/01/50	20	14,144
6.38%, 08/15/37	25	27,473
Wisconsin Public Service Corp.
2.85%, 12/01/51	40	24,513
3.30%, 09/01/49	15	10,177
3.67%, 12/01/42	20	15,656
4.75%, 11/01/44	40	35,639
Xcel Energy Inc.
3.50%, 12/01/49	70	48,020
6.50%, 07/01/36	35	37,981
		33,022,648
Electrical Components & Equipment — 0.0%
ABB Finance USA Inc., 4.38%, 05/08/42	40	35,341
Emerson Electric Co.
2.75%, 10/15/50	45	28,162
2.80%, 12/21/51	70	43,627
5.25%, 11/15/39	50	50,353
		157,483
Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46	50	40,887
Honeywell International Inc.
2.80%, 06/01/50	105	65,912
3.81%, 11/21/47	95	73,024
5.25%, 03/01/54	105	97,711
5.35%, 03/01/64	45	41,704
5.38%, 03/01/41	80	81,212
5.70%, 03/15/36	65	68,579
5.70%, 03/15/37	30	31,551
Security	Par (000)	Value
Electronics (continued)
Tyco Electronics Group SA, 7.13%, 10/01/37	$40	$46,901
		547,481
Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	63	63,683
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41(f)	200	160,367
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)	30	20,260
Mexico City Airport Trust, 5.50%, 07/31/47(f)	200	168,960
		349,587
Entertainment — 0.1%
Warnermedia Holdings Inc.
5.05%, 03/15/42	420	283,080
5.14%, 03/15/52	102	63,686
		346,766
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(b)	5	3,856
Republic Services Inc.
3.05%, 03/01/50	55	36,862
5.70%, 05/15/41	40	41,203
6.20%, 03/01/40	50	54,492
Waste Connections Inc.
2.95%, 01/15/52	85	53,497
3.05%, 04/01/50	55	36,018
Waste Management Inc.
2.50%, 11/15/50	50	29,355
2.95%, 06/01/41	30	22,236
4.10%, 03/01/45	40	33,207
4.15%, 07/15/49	80	64,915
5.35%, 10/15/54	130	124,541
		500,182
Food — 1.1%
Conagra Brands Inc.
5.30%, 11/01/38	98	92,456
5.40%, 11/01/48	100	87,934
General Mills Inc.
3.00%, 02/01/51	75	47,269
4.15%, 02/15/43	25	20,364
4.70%, 04/17/48	50	43,089
5.40%, 06/15/40	50	48,965
Grupo Bimbo SAB de CV
4.00%, 09/06/49(f)	200	147,168
4.70%, 11/10/47(f)	200	167,961
Hershey Co. (The)
2.65%, 06/01/50	60	35,962
3.13%, 11/15/49	56	37,327
3.38%, 08/15/46	5	3,623
Hormel Foods Corp., 3.05%, 06/03/51	65	41,744
Indofood CBP Sukses Makmur Tbk PT, 4.75%, 06/09/51(f)	200	170,047
Ingredion Inc., 3.90%, 06/01/50	45	32,449
J.M. Smucker Co. (The)
4.38%, 03/15/45	61	49,998
6.50%, 11/15/43	65	69,108
6.50%, 11/15/53(b)	95	101,154
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.
5.50%, 01/15/36(a)	125	125,675
51
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
6.25%, 03/01/56(a)	$125	$123,598
6.38%, 04/15/66(a)	120	118,489
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	105	79,717
6.50%, 12/01/52	145	147,926
7.25%, 11/15/53	85	94,229
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(a)	60	60,293
Kellanova
4.50%, 04/01/46	55	46,995
5.75%, 05/16/54	35	34,099
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	52	53,692
Kraft Heinz Foods Co.
4.38%, 06/01/46	285	226,754
4.63%, 10/01/39	36	31,954
4.88%, 10/01/49	145	121,037
5.00%, 06/04/42	115	102,778
5.20%, 07/15/45	125	111,105
5.50%, 06/01/50	85	76,998
6.50%, 02/09/40	55	57,959
6.88%, 01/26/39	75	81,586
7.13%, 08/01/39(a)	85	94,448
Kroger Co. (The)
3.88%, 10/15/46	55	41,794
3.95%, 01/15/50	65	48,711
4.45%, 02/01/47	110	91,095
4.65%, 01/15/48	45	37,931
5.00%, 04/15/42	30	27,593
5.15%, 08/01/43	30	27,716
5.40%, 07/15/40	15	14,773
5.40%, 01/15/49	55	51,408
5.50%, 09/15/54	205	191,739
5.65%, 09/15/64	140	131,294
6.90%, 04/15/38	56	62,811
Mars Inc.
2.38%, 07/16/40(a)	80	56,217
2.45%, 07/16/50(a)	50	28,131
3.88%, 04/01/39(a)	110	95,414
3.95%, 04/01/44(a)	40	32,411
3.95%, 04/01/49(a)	85	66,219
4.13%, 04/01/54(a)	53	40,872
4.20%, 04/01/59(a)	85	64,227
5.65%, 05/01/45(a)	275	271,068
5.70%, 05/01/55(a)	460	449,251
5.80%, 05/01/65(a)	70	68,590
McCormick & Co. Inc./MD, 4.20%, 08/15/47	41	32,577
Mondelez International Inc., 2.63%, 09/04/50	105	61,539
Nestle Holdings Inc.
2.63%, 09/14/51(a)	55	33,359
3.90%, 09/24/38(a)	150	134,040
4.00%, 09/24/48(a)	20	16,063
4.70%, 01/15/53(a)	150	131,711
Sysco Corp.
3.15%, 12/14/51	100	63,799
3.30%, 02/15/50	45	30,193
4.45%, 03/15/48	55	45,503
4.50%, 04/01/46	65	54,670
4.85%, 10/01/45	43	38,259
5.38%, 09/21/35	20	20,348
6.60%, 04/01/40	35	38,567
Security	Par (000)	Value
Food (continued)
6.60%, 04/01/50	$84	$90,461
Tesco PLC, 6.15%, 11/15/37(a)	50	51,646
The Campbell's Co.
3.13%, 04/24/50	55	35,106
4.80%, 03/15/48	55	47,531
5.25%, 10/13/54	35	31,505
Tyson Foods Inc.
4.55%, 06/02/47	75	62,565
5.10%, 09/28/48	145	130,050
5.15%, 08/15/44	50	45,661
		6,080,368
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47	40	35,522
5.50%, 04/30/49(f)	200	178,072
International Paper Co.
4.35%, 08/15/48	62	49,828
4.40%, 08/15/47	64	52,148
4.80%, 06/15/44	75	65,927
5.00%, 09/15/35	40	39,732
5.15%, 05/15/46(b)	45	40,759
6.00%, 11/15/41	60	61,060
7.30%, 11/15/39	5	5,760
Suzano Austria GmbH, 7.00%, 03/16/47(f)	200	217,032
		745,840
Gas — 0.4%
Atmos Energy Corp.
2.85%, 02/15/52	80	48,854
3.38%, 09/15/49	60	41,605
4.13%, 10/15/44	50	41,611
4.13%, 03/15/49	65	51,520
4.15%, 01/15/43	50	42,031
4.30%, 10/01/48	65	53,605
5.50%, 06/15/41	45	45,363
5.75%, 10/15/52	65	64,716
6.20%, 11/15/53	60	63,955
Boston Gas Co.
4.49%, 02/15/42(a)	30	25,218
6.12%, 07/20/53(a)	50	49,853
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48(a)	28	21,745
4.49%, 03/04/49(a)	45	35,349
4.50%, 03/10/46(a)	50	40,650
6.42%, 07/18/54(a)	55	56,548
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	50	50,701
East Ohio Gas Co. (The), 3.00%, 06/15/50(a)	55	34,172
KeySpan Gas East Corp.
3.59%, 01/18/52(a)	55	36,005
5.82%, 04/01/41(a)	65	63,244
NiSource Inc.
3.95%, 03/30/48	85	65,532
4.38%, 05/15/47	125	103,124
4.80%, 02/15/44	95	84,236
5.00%, 06/15/52	50	43,756
5.25%, 02/15/43	10	9,388
5.65%, 02/01/45	70	68,287
5.85%, 04/01/55	100	98,203
5.95%, 06/15/41	45	45,782
Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
ONE Gas Inc.
4.50%, 11/01/48	$15	$12,462
4.66%, 02/01/44	105	91,976
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	60	40,178
3.64%, 11/01/46	50	36,230
4.65%, 08/01/43	10	8,803
5.05%, 05/15/52	50	43,947
Southern California Gas Co.
3.75%, 09/15/42	50	39,099
5.13%, 11/15/40	25	24,009
5.60%, 04/01/54	50	48,309
5.75%, 06/01/53	60	58,689
6.00%, 06/15/55	80	81,216
6.35%, 11/15/52	70	74,482
Series UU, 4.13%, 06/01/48	55	43,251
Series VV, 4.30%, 01/15/49	60	48,030
Series WW, 3.95%, 02/15/50	45	33,678
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	75	57,749
4.40%, 06/01/43	39	32,839
4.40%, 05/30/47	60	49,012
5.88%, 03/15/41	51	51,998
Series 21A, 3.15%, 09/30/51	65	41,143
Southwest Gas Corp.
3.18%, 08/15/51	30	19,778
3.80%, 09/29/46	20	14,711
4.15%, 06/01/49	40	30,794
Washington Gas Light Co.
3.65%, 09/15/49	52	37,050
Series K, 3.80%, 09/15/46	45	33,626
WGL Holdings Inc., 4.60%, 11/01/44	15	12,459
		2,450,571
Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50	80	53,480
4.10%, 03/01/48	30	24,270
Stanley Black & Decker Inc.
2.75%, 11/15/50	86	48,934
4.85%, 11/15/48	40	33,880
5.20%, 09/01/40	30	28,604
		189,168
Health Care - Products — 0.4%
Abbott Laboratories
4.75%, 11/30/36	179	177,910
4.75%, 04/15/43	65	60,913
4.90%, 11/30/46	305	284,832
5.30%, 05/27/40	60	61,319
6.00%, 04/01/39	40	43,943
6.15%, 11/30/37	63	70,131
Alcon Finance Corp.
3.80%, 09/23/49(a)	50	37,294
5.75%, 12/06/52(a)	20	19,893
Baxter International Inc.
3.13%, 12/01/51	85	52,125
3.50%, 08/15/46	40	27,731
Boston Scientific Corp.
4.55%, 03/01/39	50	47,260
4.70%, 03/01/49	69	61,036
6.50%, 11/15/35	42	46,622
Security	Par (000)	Value
Health Care - Products (continued)
7.38%, 01/15/40	$35	$42,268
Danaher Corp.
2.60%, 10/01/50	80	48,138
2.80%, 12/10/51	100	62,005
4.38%, 09/15/45	50	42,946
DH Europe Finance II SARL
3.25%, 11/15/39	100	80,622
3.40%, 11/15/49	91	64,620
GE HealthCare Technologies Inc., 6.38%, 11/22/52	105	112,273
Koninklijke Philips NV
5.00%, 03/15/42	45	40,999
6.88%, 03/11/38	55	61,078
Medtronic Inc., 4.63%, 03/15/45	184	164,865
Revvity Inc., 3.63%, 03/15/51	45	30,705
Solventum Corp.
5.90%, 04/30/54(b)	130	130,086
6.00%, 05/15/64	55	55,398
STERIS Irish FinCo Unlimited Co., 3.75%, 03/15/51	65	45,935
Stryker Corp.
2.90%, 06/15/50	65	42,227
4.10%, 04/01/43	40	33,373
4.38%, 05/15/44	45	38,530
4.63%, 03/15/46	95	84,309
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	120	86,492
4.10%, 08/15/47	76	62,741
5.30%, 02/01/44	40	39,082
5.40%, 08/10/43	40	39,589
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45	50	42,689
5.75%, 11/30/39	40	40,494
		2,482,473
Health Care - Services — 2.2%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	30	18,191
Adventist Health System/West, 3.63%, 03/01/49	40	26,694
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	42	29,469
4.27%, 08/15/48	41	33,692
Series 2020, 3.01%, 06/15/50	45	29,185
Aetna Inc.
4.50%, 05/15/42	55	45,706
4.75%, 03/15/44	50	42,097
6.63%, 06/15/36	76	82,449
6.75%, 12/15/37	45	49,043
AHS Hospital Corp.
5.02%, 07/01/45	45	41,859
Series 2021, 2.78%, 07/01/51	50	30,424
Allina Health System
2.90%, 11/15/51(b)	10	6,137
Series 2019, 3.89%, 04/15/49	55	41,740
Ascension Health
3.95%, 11/15/46	115	91,418
4.85%, 11/15/53(b)	45	39,907
Series B, 3.11%, 11/15/39	40	31,357
Banner Health
2.91%, 01/01/42	35	25,447
2.91%, 01/01/51	30	18,778
Series 2020, 3.18%, 01/01/50	35	23,265
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(b)	5	2,861
53
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	$60	$41,964
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	60	45,416
Baylor Scott & White Holdings
3.97%, 11/15/46	15	11,919
4.19%, 11/15/45	60	49,473
Series 2021, 2.84%, 11/15/50	105	65,544
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51(b)	10	6,342
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	20	13,397
Children's Health System of Texas, 2.51%, 08/15/50	30	17,328
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	30	24,512
Series 2020, 2.59%, 02/01/50	50	29,761
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	40	33,482
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(b)	30	18,847
Cigna Group (The)
3.20%, 03/15/40	130	99,060
3.40%, 03/15/50	150	100,661
3.40%, 03/15/51	180	119,971
3.88%, 10/15/47	115	86,032
4.80%, 08/15/38	174	163,294
4.80%, 07/15/46	100	86,960
4.90%, 12/15/48	300	260,625
5.60%, 02/15/54	70	66,103
6.13%, 11/15/41	61	62,954
City of Hope
Series 2013, 5.62%, 11/15/43	25	24,378
Series 2018, 4.38%, 08/15/48	45	36,179
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	47	39,046
CommonSpirit Health
3.82%, 10/01/49	72	52,624
3.91%, 10/01/50	75	54,679
4.19%, 10/01/49	101	77,777
4.35%, 11/01/42	85	71,971
5.55%, 12/01/54	10	9,413
6.46%, 11/01/52	40	42,314
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(b)	10	6,263
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	40	28,758
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	60	41,101
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	40	31,091
Dignity Health, 4.50%, 11/01/42	40	33,788
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	65	51,156
Elevance Health Inc.
3.13%, 05/15/50	105	67,067
3.60%, 03/15/51	105	72,715
3.70%, 09/15/49	95	67,625
4.38%, 12/01/47	153	123,616
4.55%, 03/01/48	95	78,305
4.55%, 05/15/52	65	52,453
4.63%, 05/15/42	105	91,735
Security	Par (000)	Value
Health Care - Services (continued)
4.65%, 01/15/43	$45	$39,209
4.65%, 08/15/44	95	81,927
5.10%, 01/15/44	56	51,296
5.13%, 02/15/53	120	105,842
5.65%, 06/15/54	100	94,733
5.70%, 02/15/55	130	123,764
5.85%, 01/15/36	25	26,215
5.85%, 11/01/64	70	67,085
6.10%, 10/15/52	85	85,602
6.38%, 06/15/37	40	43,166
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49	5	3,701
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	10	8,892
Hackensack Meridian Health Inc.
4.21%, 07/01/48	50	40,516
4.50%, 07/01/57	45	37,135
Series 2020, 2.68%, 09/01/41	10	6,955
Series 2020, 2.88%, 09/01/50	68	42,388
Hartford HealthCare Corp., 3.45%, 07/01/54	35	24,773
HCA Inc.
3.50%, 07/15/51	165	108,305
4.38%, 03/15/42	40	33,452
4.63%, 03/15/52	205	162,976
5.13%, 06/15/39	130	122,536
5.25%, 06/15/49	165	145,431
5.50%, 06/15/47	155	143,120
5.90%, 06/01/53	105	99,998
5.95%, 09/15/54	110	105,379
6.00%, 04/01/54	155	149,532
6.10%, 04/01/64	55	53,002
6.20%, 03/01/55	100	99,261
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(a)	125	78,470
5.88%, 06/15/54(a)	70	66,748
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	20	14,949
Humana Inc.
3.95%, 08/15/49	65	46,745
4.63%, 12/01/42	46	39,039
4.80%, 03/15/47	65	54,061
4.95%, 10/01/44	95	82,693
5.50%, 03/15/53	75	67,260
5.75%, 04/15/54	75	69,647
6.00%, 05/01/55	15	14,390
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	45	35,481
Series 2021, 2.85%, 11/01/51	30	18,545
Inova Health System Foundation, 4.07%, 05/15/52	25	19,526
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	55	38,795
Iowa Health System, Series 2020, 3.67%, 02/15/50	40	28,929
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	35	27,597
Kaiser Foundation Hospitals
4.15%, 05/01/47	124	101,468
4.88%, 04/01/42	80	74,312
Series 2019, 3.27%, 11/01/49	125	85,725
Series 2021, 2.81%, 06/01/41	135	97,301
Series 2021, 3.00%, 06/01/51	125	80,079
Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	$93	$81,287
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	30	23,801
Series 2017, 3.77%, 07/01/48	35	26,541
Series 2020, 3.19%, 07/01/49	40	27,114
Series 2020, 3.34%, 07/01/60	55	35,488
Mayo Clinic
3.77%, 11/15/43	35	28,223
Series 2013, 4.00%, 11/15/47(b)	35	27,332
Series 2016, 4.13%, 11/15/52	30	23,657
Series 2021, 3.20%, 11/15/61	65	40,346
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	50	41,130
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	40	28,576
Memorial Health Services, 3.45%, 11/01/49	40	27,795
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	45	35,488
5.00%, 07/01/42	40	37,820
Series 2015, 4.20%, 07/01/55	5	3,983
Series 2020, 2.96%, 01/01/50	50	32,199
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	15	9,051
Montefiore Obligated Group
4.29%, 09/01/50	30	19,988
Series 18-C, 5.25%, 11/01/48(b)	50	39,680
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	20	14,717
MyMichigan Health, Series 2020, 3.41%, 06/01/50	40	27,443
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	5	4,246
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	35	24,243
2.61%, 08/01/60(b)	15	8,078
4.02%, 08/01/45	75	61,252
4.06%, 08/01/56	15	11,535
Series 2019, 3.95%, 08/01/2119	65	43,948
Northwell Healthcare Inc.
3.81%, 11/01/49	40	28,989
3.98%, 11/01/46	55	42,568
4.26%, 11/01/47	85	68,025
Novant Health Inc.
2.64%, 11/01/36	70	55,193
3.17%, 11/01/51	85	55,532
3.32%, 11/01/61	10	6,351
NYU Langone Hospitals
4.37%, 07/01/47	70	59,783
4.78%, 07/01/44	25	22,395
5.75%, 07/01/43	5	5,058
Series 2020, 3.38%, 07/01/55(b)	40	26,953
OhioHealth Corp.
2.83%, 11/15/41	5	3,562
Series 2020, 3.04%, 11/15/50	50	33,549
Orlando Health Obligated Group
3.33%, 10/01/50	30	20,910
4.09%, 10/01/48	40	31,915
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	45	37,641
Series 2020, 3.22%, 11/15/50	35	21,965
Piedmont Healthcare Inc.
2.86%, 01/01/52	55	33,962
Series 2042, 2.72%, 01/01/42	10	6,949
Security	Par (000)	Value
Health Care - Services (continued)
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	$85	$49,073
Series A, 3.93%, 10/01/48	40	30,222
Series I, 3.74%, 10/01/47	35	26,082
Quest Diagnostics Inc., 4.70%, 03/30/45	40	35,509
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	40	26,286
Roche Holdings Inc.
2.61%, 12/13/51(a)	200	119,725
4.00%, 11/28/44(a)	105	86,952
7.00%, 03/01/39(a)	125	149,471
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50	50	30,558
Sentara Health, 2.93%, 11/01/51	15	9,169
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	25	15,152
Stanford Health Care
3.03%, 08/15/51	10	6,357
Series 2018, 3.80%, 11/15/48	78	59,825
Sutter Health
5.55%, 08/15/53(b)	45	43,832
Series 2018, 4.09%, 08/15/48	36	28,633
Series 20A, 3.16%, 08/15/40	25	19,457
Series 20A, 3.36%, 08/15/50	60	41,056
Texas Health Resources
2.33%, 11/15/50	20	11,079
4.33%, 11/15/55	45	36,829
Toledo Hospital (The)
4.98%, 11/15/45	30	24,499
5.75%, 11/15/38	50	50,278
6.02%, 11/15/48	45	41,563
Trinity Health Corp.
4.13%, 12/01/45	50	41,139
Series 2019, 3.43%, 12/01/48	25	18,288
Series 2021, 2.63%, 12/01/40	35	25,249
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	5	4,563
UnitedHealth Group Inc.
2.75%, 05/15/40	70	50,849
2.90%, 05/15/50	125	76,937
3.05%, 05/15/41	170	125,327
3.13%, 05/15/60	75	44,347
3.25%, 05/15/51	245	160,044
3.50%, 08/15/39	140	113,559
3.70%, 08/15/49	140	100,686
3.75%, 10/15/47	90	66,878
3.88%, 08/15/59	130	90,720
3.95%, 10/15/42	45	36,565
4.20%, 01/15/47	105	84,127
4.25%, 03/15/43	103	86,343
4.25%, 04/15/47	85	68,708
4.25%, 06/15/48	150	119,767
4.38%, 03/15/42	100	86,113
4.45%, 12/15/48	140	115,044
4.63%, 11/15/41	85	75,576
4.75%, 07/15/45	107	94,225
4.75%, 05/15/52	205	172,333
4.95%, 05/15/62	110	92,818
5.05%, 04/15/53	205	179,944
5.20%, 04/15/63	155	135,985
5.38%, 04/15/54	165	151,940
5.50%, 07/15/44	110	106,889
55
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.50%, 04/15/64	$120	$110,178
5.63%, 07/15/54	205	195,133
5.75%, 07/15/64	155	147,784
5.80%, 03/15/36	90	94,626
5.88%, 02/15/53	220	217,335
5.95%, 02/15/41	50	51,637
6.05%, 02/15/63	160	160,248
6.50%, 06/15/37	50	54,812
6.63%, 11/15/37	65	71,979
6.88%, 02/15/38	80	90,810
UPMC, 5.38%, 05/15/43	25	23,848
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	40	24,621
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	34	29,246
Series 2021, 3.07%, 03/01/51	45	27,836
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	55	31,552
		12,659,845
Holding Companies - Diversified — 0.2%
Gaci First Investment Co.
5.13%, 02/14/53(f)	200	175,568
5.38%, 01/29/54(f)	200	181,824
JAB Holdings BV
3.75%, 05/28/51(a)	35	23,088
4.50%, 04/08/52(a)	5	3,762
MDGH GMTN RSC Ltd.
3.40%, 06/07/51(f)	200	139,547
3.70%, 11/07/49(f)	200	149,005
3.95%, 05/21/50(f)	200	154,899
Temasek Financial I Ltd., 2.50%, 10/06/70(a)	250	139,828
		967,521
Home Builders — 0.0%
DR Horton Inc., 5.50%, 10/15/35	60	61,464
MDC Holdings Inc., 6.00%, 01/15/43	55	50,315
		111,779
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51	50	31,821
Whirlpool Corp.
4.50%, 06/01/46	56	42,443
4.60%, 05/15/50(b)	60	44,730
		118,994
Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47	65	50,584
5.00%, 06/15/52	35	31,450
Kimberly-Clark Corp.
2.88%, 02/07/50	30	19,259
3.20%, 07/30/46	65	46,402
3.90%, 05/04/47	60	47,223
5.30%, 03/01/41	30	29,902
6.63%, 08/01/37	100	115,708
SC Johnson & Son Inc.
4.75%, 10/15/46(a)	40	34,939
4.80%, 09/01/40(a)	50	46,618
		422,085
Security	Par (000)	Value
Housewares — 0.0%
Newell Brands Inc.
6.88%, 04/01/36	$48	$46,950
7.00%, 04/01/46	67	58,279
		105,229
Insurance — 2.2%
200 Park Funding Trust, 5.74%, 02/15/55(a)	195	190,765
Aflac Inc.
4.00%, 10/15/46	30	23,596
4.75%, 01/15/49	80	69,192
AIA Group Ltd.
3.20%, 09/16/40(a)	225	175,884
4.50%, 03/16/46(a)	55	48,606
5.40%, 09/30/54(a)	30	28,633
Alleghany Corp.
3.25%, 08/15/51	50	33,533
4.90%, 09/15/44	50	45,814
Allstate Corp. (The)
3.85%, 08/10/49	60	45,005
4.20%, 12/15/46	75	61,197
4.50%, 06/15/43	35	30,309
5.95%, 04/01/36	50	53,362
6.50%, 05/15/67(c)	35	36,155
American Financial Group Inc./OH, 4.50%, 06/15/47	75	61,423
American International Group Inc.
4.38%, 06/30/50	110	90,311
4.50%, 07/16/44	80	69,616
4.75%, 04/01/48	100	87,974
AmFam Holdings Inc., 3.83%, 03/11/51(a)	32	20,192
Aon Corp., 6.25%, 09/30/40	30	32,281
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	65	39,716
3.90%, 02/28/52	85	62,258
Aon Global Ltd.
4.60%, 06/14/44	50	43,306
4.75%, 05/15/45	64	55,936
Aon North America Inc., 5.75%, 03/01/54	190	185,117
Arch Capital Finance LLC, 5.03%, 12/15/46	50	45,194
Arch Capital Group Ltd., 3.64%, 06/30/50	90	65,029
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	55	51,145
Arthur J Gallagher & Co.
3.05%, 03/09/52	50	31,161
3.50%, 05/20/51	105	72,275
5.55%, 02/15/55	155	145,807
5.75%, 03/02/53	72	69,450
5.75%, 07/15/54	65	62,682
6.75%, 02/15/54	35	38,166
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66(a)(c)	30	27,819
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51	45	30,735
Athene Holding Ltd.
3.45%, 05/15/52	50	31,488
3.95%, 05/25/51	65	45,765
6.25%, 04/01/54	85	83,727
Beacon Funding Trust, 6.27%, 08/15/54(a)	100	99,408
Belrose Funding Trust II, 6.79%, 05/15/55(a)	100	103,663
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51	60	35,357
2.85%, 10/15/50	155	98,222
3.85%, 03/15/52	240	182,319
4.20%, 08/15/48	233	193,084
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.25%, 01/15/49	$196	$163,119
4.30%, 05/15/43	70	61,579
4.40%, 05/15/42	90	82,224
5.75%, 01/15/40	63	67,852
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	105	97,365
Brighthouse Financial Inc.
3.85%, 12/22/51	45	27,875
4.70%, 06/22/47	99	74,014
Brown & Brown Inc.
4.95%, 03/17/52	65	55,292
6.25%, 06/23/55	30	30,713
Chubb Corp. (The)
6.00%, 05/11/37	56	60,563
Series 1, 6.50%, 05/15/38	70	79,025
Chubb INA Holdings LLC
2.85%, 12/15/51	65	41,165
3.05%, 12/15/61	105	63,311
4.15%, 03/13/43	55	46,975
4.35%, 11/03/45	155	132,909
6.70%, 05/15/36	30	34,026
Corebridge Financial Inc.
4.35%, 04/05/42	50	42,088
4.40%, 04/05/52	130	103,654
Empower Finance 2020 LP, 3.08%, 09/17/51(a)	65	40,692
Equitable Holdings Inc., 5.00%, 04/20/48	73	65,125
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	100	61,900
3.50%, 10/15/50	100	68,004
4.87%, 06/01/44	45	39,584
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55	50	49,452
6.35%, 03/22/54	45	45,747
Farmers Insurance Exchange
4.75%, 11/01/57(a)(c)	45	37,337
7.00%, 10/15/64, (10-year CMT + 3.864%)(a)(c)	10	10,238
Fidelity National Financial Inc., 3.20%, 09/17/51	60	37,134
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)	30	30,276
Global Atlantic Fin Co., 6.75%, 03/15/54(a)	5	5,102
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(a)	60	50,560
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(a)	70	55,525
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(a)	35	23,252
4.85%, 01/24/77(a)	60	49,196
4.88%, 06/19/64(a)	45	38,251
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	15	9,390
3.60%, 08/19/49	85	61,893
4.30%, 04/15/43	45	38,060
4.40%, 03/15/48	55	46,216
5.95%, 10/15/36	40	42,564
6.10%, 10/01/41	45	46,810
Jackson Financial Inc., 4.00%, 11/23/51	60	41,469
Liberty Mutual Group Inc.
3.95%, 10/15/50(a)	195	144,192
3.95%, 05/15/60(a)	80	54,583
4.30%, 02/01/61(a)	85	53,597
5.50%, 06/15/52(a)	80	74,521
7.80%, 03/07/87(a)	50	57,329
Security	Par (000)	Value
Insurance (continued)
Lincoln National Corp.
4.35%, 03/01/48	$27	$21,691
7.00%, 06/15/40	55	61,820
Loews Corp., 4.13%, 05/15/43	65	53,827
Manulife Financial Corp., 5.38%, 03/04/46	80	78,342
Markel Group Inc.
3.45%, 05/07/52	65	43,049
4.15%, 09/17/50	51	38,748
4.30%, 11/01/47	15	11,932
5.00%, 04/05/46	40	35,413
5.00%, 05/20/49	60	52,291
6.00%, 05/16/54	65	64,509
Marsh & McLennan Companies Inc.
2.90%, 12/15/51	40	24,709
4.20%, 03/01/48	50	40,732
4.35%, 01/30/47	55	46,012
4.75%, 03/15/39	60	57,055
4.90%, 03/15/49	140	124,623
5.35%, 11/15/44	50	48,125
5.40%, 03/15/55	180	170,528
5.45%, 03/15/53	70	66,867
5.45%, 03/15/54	60	57,227
5.70%, 09/15/53	145	143,341
6.25%, 11/01/52	45	47,831
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)	40	23,772
3.38%, 04/15/50(a)	45	30,375
3.73%, 10/15/70(a)	76	49,390
4.90%, 04/01/77(a)	50	41,015
5.08%, 02/15/69(a)(c)	15	13,211
5.67%, 12/01/52(a)	90	86,494
MetLife Capital Trust IV, 7.88%, 12/15/67(a)	30	33,024
MetLife Inc.
4.05%, 03/01/45	110	89,571
4.13%, 08/13/42	91	76,320
4.60%, 05/13/46	95	83,887
4.72%, 12/15/44	60	53,377
4.88%, 11/13/43	116	106,087
5.00%, 07/15/52	120	107,881
5.25%, 01/15/54	115	107,688
5.88%, 02/06/41	100	103,815
6.40%, 12/15/66	130	136,141
10.75%, 08/01/69	31	41,536
Mutual of Omaha Insurance Co., 6.14%, 01/16/64, (10-year CMT + 2.950%)(a)(b)(c)	35	35,165
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)	105	77,777
5.30%, 11/18/44(a)	40	36,900
6.75%, 05/15/87	25	24,996
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)	140	107,628
9.38%, 08/15/39(a)	70	93,915
New York Life Insurance Co.
3.75%, 05/15/50(a)	150	109,775
4.45%, 05/15/69(a)	100	76,804
6.75%, 11/15/39(a)	100	112,735
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(a)	115	79,373
3.63%, 09/30/59(a)	140	94,493
3.85%, 09/30/47(a)	110	83,139
6.06%, 03/30/40(a)	125	131,261
57
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Old Republic International Corp., 3.85%, 06/11/51	$80	$56,122
Pacific Life Insurance Co., 4.30%, 10/24/67(a)(c)	75	58,677
Pacific LifeCorp
3.35%, 09/15/50(a)	80	53,522
5.13%, 01/30/43(a)	50	46,593
5.40%, 09/15/52(a)	75	71,252
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)	60	38,680
Pine Street Trust II, 5.57%, 02/15/49(a)	110	100,903
Pine Street Trust III, 6.22%, 05/15/54(a)	30	29,801
Principal Financial Group Inc.
4.30%, 11/15/46	45	37,239
4.35%, 05/15/43	51	43,501
4.63%, 09/15/42	10	8,898
5.50%, 03/15/53	110	105,583
6.05%, 10/15/36	50	53,613
Progressive Corp. (The)
3.70%, 03/15/52	60	44,450
3.95%, 03/26/50	50	38,843
4.13%, 04/15/47	87	71,054
4.20%, 03/15/48	60	49,491
4.35%, 04/25/44	40	34,210
Provident Financing Trust I, 7.41%, 03/15/38	25	27,029
Prudential Financial Inc.
3.00%, 03/10/40	50	38,346
3.70%, 03/13/51	170	123,827
3.91%, 12/07/47	90	70,192
3.94%, 12/07/49	120	91,369
4.35%, 02/25/50	120	98,401
4.42%, 03/27/48	55	45,644
4.60%, 05/15/44	88	77,737
5.70%, 12/14/36	55	58,050
6.63%, 12/01/37	50	56,228
6.63%, 06/21/40	45	50,673
Securian Financial Group Inc., 4.80%, 04/15/48(a)	35	30,291
Selective Insurance Group Inc., 5.38%, 03/01/49	45	39,968
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(a)	145	96,044
4.27%, 05/15/47(a)	215	173,658
4.90%, 09/15/44(a)	145	130,339
6.85%, 12/16/39(a)	100	113,472
Transatlantic Holdings Inc., 8.00%, 11/30/39	35	43,809
Travelers Companies Inc. (The)
2.55%, 04/27/50	50	29,567
3.05%, 06/08/51	50	32,468
3.75%, 05/15/46	45	35,012
4.00%, 05/30/47	85	67,968
4.05%, 03/07/48	60	48,215
4.10%, 03/04/49	60	47,901
4.30%, 08/25/45	35	29,513
4.60%, 08/01/43	35	30,996
5.35%, 11/01/40	95	95,611
5.45%, 05/25/53	85	82,473
6.25%, 06/15/37	65	71,684
6.75%, 06/20/36	40	45,895
Unum Group
4.05%, 08/15/41(a)	65	51,797
4.13%, 06/15/51	25	18,360
4.50%, 12/15/49	50	39,387
5.75%, 08/15/42	65	63,306
Security	Par (000)	Value
Insurance (continued)
W R Berkley Corp.
3.15%, 09/30/61	$45	$27,310
3.55%, 03/30/52	25	17,143
4.00%, 05/12/50	65	49,002
4.75%, 08/01/44	40	35,307
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(a)	60	40,443
5.15%, 01/15/49(a)	55	48,861
Willis North America Inc.
3.88%, 09/15/49	55	40,270
5.05%, 09/15/48	35	31,031
5.90%, 03/05/54	80	78,677
XL Group Ltd., 5.25%, 12/15/43	50	47,846
		12,794,194
Internet — 0.9%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	200	144,276
3.15%, 02/09/51	210	141,368
3.25%, 02/09/61	5	3,197
4.00%, 12/06/37	55	50,154
4.20%, 12/06/47	225	186,591
4.40%, 12/06/57	65	53,541
Alphabet Inc.
1.90%, 08/15/40	180	120,391
2.05%, 08/15/50	225	122,844
2.25%, 08/15/60(b)	145	75,200
5.25%, 05/15/55	65	63,034
5.30%, 05/15/65	70	67,379
Amazon.com Inc.
2.50%, 06/03/50	270	160,464
2.70%, 06/03/60	173	98,733
2.88%, 05/12/41	205	153,512
3.10%, 05/12/51	290	194,644
3.25%, 05/12/61	180	116,073
3.88%, 08/22/37	275	249,744
3.95%, 04/13/52	260	203,668
4.05%, 08/22/47	342	281,480
4.10%, 04/13/62	70	54,313
4.25%, 08/22/57	220	178,553
4.95%, 12/05/44	160	154,546
eBay Inc.
3.65%, 05/10/51	100	72,318
4.00%, 07/15/42	70	57,436
Meta Platforms Inc.
4.45%, 08/15/52	310	258,322
4.65%, 08/15/62	135	112,482
5.40%, 08/15/54	345	330,557
5.55%, 08/15/64	215	207,459
5.60%, 05/15/53	265	261,734
5.75%, 05/15/63	165	164,352
Netflix Inc., 5.40%, 08/15/54	35	34,118
Prosus NV
3.83%, 02/08/51(f)	200	131,329
4.03%, 08/03/50(f)	200	136,208
Tencent Holdings Ltd.
3.24%, 06/03/50(f)	200	141,214
3.84%, 04/22/51(f)	200	155,753
3.93%, 01/19/38(f)	200	182,831
Uber Technologies Inc., 5.35%, 09/15/54	105	98,326
		5,218,144
Schedule of Investments
58

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel — 0.2%
ArcelorMittal SA
6.35%, 06/17/54(b)	$50	$50,524
6.75%, 03/01/41	50	53,216
7.00%, 10/15/39	65	71,875
Cleveland-Cliffs Inc., 6.25%, 10/01/40	35	29,016
Nucor Corp.
2.98%, 12/15/55	84	50,939
3.85%, 04/01/52	75	56,256
6.40%, 12/01/37	60	66,261
Steel Dynamics Inc.
3.25%, 10/15/50	55	36,323
5.75%, 05/15/55	40	39,067
U.S. Steel Corp., 6.65%, 06/01/37	30	31,228
Vale Overseas Ltd.
6.40%, 06/28/54	105	105,003
6.88%, 11/21/36	80	88,071
6.88%, 11/10/39(b)	65	71,309
Vale SA, 5.63%, 09/11/42	110	109,296
		858,384
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52	35	26,684
Harley-Davidson Inc., 4.63%, 07/28/45	40	31,736
		58,420
Lodging — 0.0%
Marriott International Inc., 5.50%, 04/15/37	100	100,258
Machinery — 0.2%
Caterpillar Inc.
3.25%, 09/19/49	120	83,985
3.25%, 04/09/50	50	34,859
3.80%, 08/15/42	185	152,361
4.30%, 05/15/44	75	64,937
4.75%, 05/15/64	15	13,068
5.20%, 05/27/41	96	95,031
5.30%, 09/15/35	5	5,165
6.05%, 08/15/36	60	65,781
Deere & Co.
2.88%, 09/07/49	55	35,970
3.75%, 04/15/50	40	30,651
3.90%, 06/09/42	124	105,080
5.70%, 01/19/55	30	30,656
Dover Corp.
5.38%, 10/15/35	40	41,595
5.38%, 03/01/41	50	49,044
Ingersoll Rand Inc., 5.70%, 06/15/54	30	29,560
Otis Worldwide Corp.
3.11%, 02/15/40	105	81,152
3.36%, 02/15/50	85	58,840
Rockwell Automation Inc.
2.80%, 08/15/61	15	8,628
4.20%, 03/01/49	75	61,269
Xylem Inc./New York, 4.38%, 11/01/46	30	24,731
		1,072,363
Manufacturing — 0.2%
3M Co.
3.13%, 09/19/46	70	47,862
3.25%, 08/26/49	95	64,382
3.63%, 10/15/47	35	25,835
3.70%, 04/15/50	50	36,312
3.88%, 06/15/44	50	39,672
Security	Par (000)	Value
Manufacturing (continued)
4.00%, 09/14/48	$115	$90,687
5.70%, 03/15/37	77	80,996
Eaton Corp.
3.92%, 09/15/47	15	11,876
4.15%, 11/02/42	115	98,687
4.70%, 08/23/52	90	79,667
Illinois Tool Works Inc.
3.90%, 09/01/42	135	112,145
4.88%, 09/15/41	56	52,699
Parker-Hannifin Corp.
4.00%, 06/14/49	90	70,982
4.10%, 03/01/47	60	48,748
4.45%, 11/21/44	55	47,649
6.25%, 05/15/38	25	27,454
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	250	185,535
3.30%, 09/15/46(a)	15	10,986
4.20%, 03/16/47(a)	255	213,473
4.40%, 05/27/45(a)	50	43,536
		1,389,183
Media — 1.7%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.70%, 12/01/55	50	49,444
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	170	121,987
3.50%, 03/01/42	145	102,949
3.70%, 04/01/51	225	144,799
3.85%, 04/01/61	190	115,855
3.90%, 06/01/52	250	165,327
3.95%, 06/30/62	135	83,598
4.40%, 12/01/61	130	88,451
4.80%, 03/01/50	295	228,039
5.13%, 07/01/49	130	105,484
5.25%, 04/01/53(b)	165	134,743
5.38%, 04/01/38	90	84,186
5.38%, 05/01/47	245	208,343
5.50%, 04/01/63	70	57,368
5.75%, 04/01/48	258	230,059
6.38%, 10/23/35	195	203,001
6.48%, 10/23/45	326	316,913
6.83%, 10/23/55	45	44,979
Comcast Corp.
2.45%, 08/15/52	155	82,828
2.65%, 08/15/62	140	71,586
2.80%, 01/15/51	160	94,486
2.89%, 11/01/51	520	310,930
2.94%, 11/01/56	575	330,501
2.99%, 11/01/63	264	146,280
3.20%, 07/15/36	95	79,949
3.25%, 11/01/39	126	98,942
3.40%, 07/15/46	175	123,961
3.45%, 02/01/50	220	149,420
3.75%, 04/01/40	175	145,301
3.90%, 03/01/38	105	91,367
3.97%, 11/01/47	227	173,342
4.00%, 08/15/47	85	65,380
4.00%, 03/01/48	140	107,088
4.00%, 11/01/49	201	150,941
4.05%, 11/01/52	95	70,921
59
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.60%, 10/15/38	$99	$92,112
4.60%, 08/15/45	105	89,929
4.65%, 07/15/42	90	79,824
4.70%, 10/15/48	115	98,075
4.75%, 03/01/44	80	70,331
4.95%, 10/15/58	60	51,027
5.35%, 05/15/53	140	128,258
5.50%, 05/15/64	115	105,683
5.65%, 06/01/54	100	95,820
6.05%, 05/15/55	90	91,059
6.45%, 03/15/37	40	44,297
6.50%, 11/15/35	55	61,194
6.55%, 07/01/39	60	66,472
6.95%, 08/15/37	30	34,180
Cox Communications Inc.
2.95%, 10/01/50(a)(b)	75	42,219
3.60%, 06/15/51(a)	70	44,329
4.50%, 06/30/43(a)	36	28,228
4.60%, 08/15/47(a)	35	26,559
4.70%, 12/15/42(a)	35	28,263
5.80%, 12/15/53(a)	70	62,116
5.95%, 09/01/54(a)	75	67,981
8.38%, 03/01/39(a)	50	59,637
Discovery Communications LLC
5.00%, 09/20/37	80	59,086
5.20%, 09/20/47	2	949
6.35%, 06/01/40	20	13,564
Fox Corp.
5.48%, 01/25/39	165	162,734
5.58%, 01/25/49	65	61,201
Grupo Televisa SAB
5.00%, 05/13/45	45	31,368
5.25%, 05/24/49	40	28,032
6.13%, 01/31/46	65	52,463
6.63%, 01/15/40	94	86,797
NBCUniversal Media LLC
4.45%, 01/15/43	70	59,989
5.95%, 04/01/41	70	72,306
Paramount Global
4.38%, 03/15/43	135	102,673
4.60%, 01/15/45	55	42,310
4.85%, 07/01/42	49	39,912
4.90%, 08/15/44	55	44,096
4.95%, 05/19/50	95	74,425
5.25%, 04/01/44	30	24,565
5.85%, 09/01/43	110	98,999
5.90%, 10/15/40	25	23,480
6.88%, 04/30/36	129	136,866
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	45	49,552
Time Warner Cable LLC
4.50%, 09/15/42	119	94,192
5.50%, 09/01/41	115	103,778
5.88%, 11/15/40	115	109,902
6.55%, 05/01/37	155	160,579
6.75%, 06/15/39	150	155,632
7.30%, 07/01/38	125	136,144
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	75	50,762
3.70%, 12/01/42	70	55,872
4.13%, 06/01/44	96	80,008
4.38%, 08/16/41	50	44,007
Security	Par (000)	Value
Media (continued)
Series E, 4.13%, 12/01/41	$80	$68,503
Walt Disney Co. (The)
2.75%, 09/01/49	230	143,378
3.50%, 05/13/40	190	156,967
3.60%, 01/13/51	285	209,044
3.80%, 05/13/60	40	29,038
4.63%, 03/23/40	100	95,179
4.70%, 03/23/50	180	159,294
4.75%, 09/15/44	30	27,176
4.75%, 11/15/46	20	17,921
4.95%, 10/15/45	65	60,227
5.40%, 10/01/43	95	94,477
6.15%, 03/01/37	31	34,003
6.15%, 02/15/41	50	53,913
6.40%, 12/15/35	91	102,589
6.65%, 11/15/37	130	149,121
7.75%, 12/01/45	35	44,429
		9,947,843
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	55	45,015
4.38%, 06/15/45	40	33,892
Valmont Industries Inc.
5.00%, 10/01/44	65	59,240
5.25%, 10/01/54	20	17,768
		155,915
Mining — 0.7%
Anglo American Capital PLC, 4.75%, 03/16/52(f)	200	166,561
AngloGold Ashanti Holdings PLC, 6.50%, 04/15/40	30	31,165
Barrick International Barbados Corp., 6.35%, 10/15/36(a)	10	10,793
Barrick Mining Corp., 6.45%, 10/15/35	30	32,963
Barrick North America Finance LLC
5.70%, 05/30/41	94	94,718
5.75%, 05/01/43	84	85,235
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	90	93,745
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	105	90,307
5.00%, 09/30/43	245	232,333
5.50%, 09/08/53	70	69,079
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50(f)	200	135,750
4.25%, 07/17/42(a)	200	158,309
4.38%, 02/05/49(f)	200	151,590
4.50%, 08/01/47(f)	200	156,339
5.63%, 10/18/43(f)	200	184,278
6.30%, 09/08/53(f)	200	196,548
Freeport-McMoRan Inc., 5.45%, 03/15/43	180	170,037
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	55	52,626
6.00%, 11/15/41(a)	40	40,436
6.90%, 11/15/37(a)	54	59,863
Glencore Funding LLC
3.38%, 09/23/51(a)	40	26,451
3.88%, 04/27/51(a)	85	61,684
5.89%, 04/04/54(a)(b)	35	34,186
6.14%, 04/01/55(a)	50	50,262
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.80%, 05/15/50(f)	200	193,679
Schedule of Investments
60

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Industrias Penoles SAB de CV, 4.75%, 08/06/50(f)	$200	$160,494
Newmont Corp.
4.88%, 03/15/42	57	53,580
5.45%, 06/09/44	45	44,269
Newmont Corp./Newcrest Finance Pty. Ltd., 4.20%, 05/13/50	40	32,407
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	131	79,366
5.20%, 11/02/40	105	103,667
Rio Tinto Finance USA PLC
4.13%, 08/21/42	55	46,583
4.75%, 03/22/42	55	50,246
5.13%, 03/09/53	115	105,638
5.75%, 03/14/55	175	174,507
5.88%, 03/14/65	50	50,067
Southern Copper Corp.
5.25%, 11/08/42	115	107,802
5.88%, 04/23/45	120	120,464
6.75%, 04/16/40	100	110,531
		3,818,558
Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39(b)	50	25,133
Oil & Gas — 3.2%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(f)	200	187,411
Aker BP ASA, 5.80%, 10/01/54(a)	5	4,448
APA Corp.
5.10%, 09/01/40(a)	5	4,251
5.35%, 07/01/49(a)	45	35,707
6.75%, 02/15/55(a)	55	52,207
BP Capital Markets America Inc.
2.77%, 11/10/50	130	78,574
2.94%, 06/04/51	205	127,210
3.00%, 02/24/50	215	136,966
3.00%, 03/17/52	135	84,396
3.06%, 06/17/41	140	103,694
3.38%, 02/08/61	180	115,298
Burlington Resources LLC, 5.95%, 10/15/36	35	37,300
Canadian Natural Resources Ltd.
4.95%, 06/01/47	80	69,312
6.25%, 03/15/38	110	115,250
6.50%, 02/15/37	45	48,050
6.75%, 02/01/39	35	37,629
Cenovus Energy Inc.
3.75%, 02/15/52	65	44,142
5.25%, 06/15/37	32	30,460
5.40%, 06/15/47	62	55,350
6.75%, 11/15/39	53	57,401
Chevron Corp., 3.08%, 05/11/50	95	63,425
Chevron USA Inc.
2.34%, 08/12/50	85	48,505
5.25%, 11/15/43	43	42,581
6.00%, 03/01/41	40	42,861
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	400	390,575
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	40	46,988
ConocoPhillips Co.
3.76%, 03/15/42	135	107,923
3.80%, 03/15/52	160	115,839
4.03%, 03/15/62	130	93,347
4.30%, 11/15/44	120	100,934
Security	Par (000)	Value
Oil & Gas (continued)
5.30%, 05/15/53	$110	$100,879
5.50%, 01/15/55	140	131,892
5.55%, 03/15/54	80	75,962
5.65%, 01/15/65	110	103,815
5.70%, 09/15/63	45	42,833
5.90%, 05/15/38	25	26,497
5.95%, 03/15/46	55	57,534
6.50%, 02/01/39	150	167,277
Continental Resources Inc./OK, 4.90%, 06/01/44	75	59,190
Coterra Energy Inc., 5.90%, 02/15/55	75	69,870
Devon Energy Corp.
4.75%, 05/15/42	89	75,039
5.00%, 06/15/45	70	58,796
5.60%, 07/15/41	130	121,691
5.75%, 09/15/54	105	94,010
Diamondback Energy Inc.
4.25%, 03/15/52	75	56,248
4.40%, 03/24/51	70	54,260
5.75%, 04/18/54	150	138,860
5.90%, 04/18/64	80	73,988
6.25%, 03/15/53	70	69,193
Ecopetrol SA
5.88%, 05/28/45	241	177,139
5.88%, 11/02/51(b)	100	70,830
7.38%, 09/18/43(b)	90	79,864
8.38%, 01/19/36	130	131,602
Eni SpA, 5.70%, 10/01/40(a)	50	48,288
EOG Resources Inc.
4.95%, 04/15/50	105	92,464
5.35%, 01/15/36	100	101,590
5.65%, 12/01/54	35	33,855
5.95%, 07/15/55	45	45,388
Equinor ASA
3.25%, 11/18/49	100	69,555
3.63%, 04/06/40	50	42,329
3.70%, 04/06/50	100	75,601
3.95%, 05/15/43	102	85,568
4.25%, 11/23/41	70	61,971
4.80%, 11/08/43	50	46,369
5.10%, 08/17/40	95	94,447
Exxon Mobil Corp.
3.00%, 08/16/39	80	62,742
3.10%, 08/16/49	140	93,639
3.45%, 04/15/51	315	222,303
3.57%, 03/06/45	60	46,064
4.11%, 03/01/46	225	185,088
4.23%, 03/19/40	200	180,027
4.33%, 03/19/50	275	227,705
Hess Corp.
5.60%, 02/15/41	110	111,409
5.80%, 04/01/47	55	55,541
6.00%, 01/15/40	85	90,978
KazMunayGas National Co. JSC, 6.38%, 10/24/48(f)	200	192,081
Marathon Petroleum Corp.
4.50%, 04/01/48	55	42,845
4.75%, 09/15/44	80	67,352
5.00%, 09/15/54	30	24,433
6.50%, 03/01/41	120	126,019
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	95	103,102
Murphy Oil Corp., 5.88%, 12/01/42	40	33,518
61
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Occidental Petroleum Corp.
4.20%, 03/15/48	$55	$38,820
4.40%, 04/15/46	40	30,340
6.05%, 10/01/54	125	116,516
6.20%, 03/15/40	74	73,034
6.45%, 09/15/36	155	160,476
6.60%, 03/15/46	55	55,248
7.95%, 06/15/39	35	39,890
Ovintiv Inc.
6.50%, 02/01/38	45	46,289
6.63%, 08/15/37	40	41,517
7.10%, 07/15/53	40	41,323
Pertamina Persero PT
4.18%, 01/21/50(f)	200	154,741
5.63%, 05/20/43(f)	200	195,103
6.00%, 05/03/42(f)	200	202,893
6.45%, 05/30/44(f)	200	212,370
Petrobras Global Finance BV
5.50%, 06/10/51(b)	50	39,374
6.75%, 01/27/41	60	59,469
6.85%, 06/05/2115	150	133,706
6.88%, 01/20/40(b)	90	91,074
7.25%, 03/17/44	60	61,218
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	135,745
Petroleos Mexicanos
5.50%, 06/27/44	90	65,265
5.63%, 01/23/46	10	7,126
6.35%, 02/12/48	150	112,156
6.38%, 01/23/45	150	114,734
6.50%, 06/02/41(b)	100	81,436
6.75%, 09/21/47	575	449,769
6.95%, 01/28/60	380	295,130
7.69%, 01/23/50	750	641,247
Petronas Capital Ltd.
3.40%, 04/28/61(f)	200	132,325
4.50%, 03/18/45(f)	200	174,105
4.55%, 04/21/50(f)	300	256,522
5.85%, 04/03/55(f)	200	204,860
Phillips 66
3.30%, 03/15/52	120	77,160
4.88%, 11/15/44	195	170,696
5.88%, 05/01/42	100	100,210
Phillips 66 Co.
4.68%, 02/15/45	65	54,452
4.90%, 10/01/46	55	47,357
5.50%, 03/15/55	25	22,862
5.65%, 06/15/54	75	69,822
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(f)	200	145,277
Qatar Energy, 3.13%, 07/12/41(f)	400	300,403
QatarEnergy, 3.30%, 07/12/51(f)	400	272,649
Raizen Fuels Finance SA, 6.95%, 03/05/54(f)	200	184,293
Reliance Industries Ltd., 3.63%, 01/12/52(f)	250	179,550
Saudi Arabian Oil Co.
3.25%, 11/24/50(f)	400	262,571
3.50%, 11/24/70(f)	200	124,726
4.25%, 04/16/39(f)	400	359,821
4.38%, 04/16/49(f)	200	161,548
5.75%, 07/17/54(f)	200	190,418
5.88%, 07/17/64(f)	200	189,495
Shell Finance U.S. Inc.
3.25%, 04/06/50	210	143,747
Security	Par (000)	Value
Oil & Gas (continued)
3.75%, 09/12/46	$125	$96,370
4.00%, 05/10/46	205	163,292
4.38%, 05/11/45	270	230,024
4.55%, 08/12/43	40	35,288
Shell International Finance BV
2.88%, 11/26/41	70	50,311
3.00%, 11/26/51	70	44,931
3.13%, 11/07/49	100	66,689
3.63%, 08/21/42	60	47,359
4.00%, 05/10/46	20	16,024
4.38%, 05/11/45	15	12,764
5.50%, 03/25/40	80	81,614
6.38%, 12/15/38	285	317,699
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(f)	200	176,420
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(f)	300	268,428
Sinopec Group Overseas Development 2018 Ltd., 3.10%, 01/08/51(f)	200	144,881
Suncor Energy Inc.
3.75%, 03/04/51	75	52,219
4.00%, 11/15/47	79	58,293
6.80%, 05/15/38	66	71,323
6.85%, 06/01/39	45	49,271
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(f)	200	134,102
TotalEnergies Capital International SA
2.99%, 06/29/41	122	90,568
3.13%, 05/29/50	266	174,973
3.39%, 06/29/60	35	22,553
3.46%, 07/12/49	115	81,057
TotalEnergies Capital SA
5.28%, 09/10/54	75	69,284
5.43%, 09/10/64	100	92,777
5.49%, 04/05/54	155	147,623
5.64%, 04/05/64	85	81,358
Transocean Inc.
6.80%, 03/15/38(b)	40	31,346
9.35%, 12/15/41	40	34,624
Valero Energy Corp.
3.65%, 12/01/51	85	57,302
4.00%, 06/01/52	50	35,705
4.90%, 03/15/45	65	56,828
6.63%, 06/15/37	140	152,803
Vista Energy Argentina SAU, 7.63%, 12/10/35(f)	40	39,166
Woodside Finance Ltd., 5.70%, 09/12/54	80	73,481
YPF SA, 7.00%, 12/15/47(f)	90	74,411
		18,131,613
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	120	115,447
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	128	99,645
Halliburton Co.
4.50%, 11/15/41	60	51,461
4.75%, 08/01/43	98	84,962
4.85%, 11/15/35	116	112,619
5.00%, 11/15/45	140	123,621
6.70%, 09/15/38	78	85,660
7.45%, 09/15/39	85	99,563
NOV Inc., 3.95%, 12/01/42	109	82,510
Schedule of Investments
62

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
Yinson Boronia Production BV, 8.95%, 07/31/42(f)	$196	$214,052
		1,069,540
Packaging & Containers — 0.0%
Packaging Corp. of America
3.05%, 10/01/51	75	47,050
4.05%, 12/15/49	50	38,071
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54	25	24,586
Sonoco Products Co., 5.75%, 11/01/40	50	50,568
Stora Enso OYJ, 7.25%, 04/15/36(a)	35	37,991
		198,266
Pharmaceuticals — 2.9%
AbbVie Inc.
4.05%, 11/21/39	390	343,114
4.25%, 11/21/49	480	390,509
4.30%, 05/14/36	120	113,637
4.40%, 11/06/42	290	254,768
4.45%, 05/14/46	211	181,257
4.63%, 10/01/42	70	63,587
4.70%, 05/14/45	275	246,227
4.75%, 03/15/45	60	54,130
4.85%, 06/15/44	90	82,628
4.88%, 11/14/48	200	180,452
5.35%, 03/15/44	70	68,493
5.40%, 03/15/54	300	288,285
5.50%, 03/15/64	150	143,799
5.60%, 03/15/55	90	88,896
AstraZeneca PLC
2.13%, 08/06/50	50	27,465
3.00%, 05/28/51	55	36,454
4.00%, 09/18/42	101	85,859
4.38%, 11/16/45	98	85,280
4.38%, 08/17/48	75	64,347
6.45%, 09/15/37	245	276,306
Bayer U.S. Finance II LLC
3.95%, 04/15/45(a)	118	84,941
4.40%, 07/15/44(a)	140	109,546
4.63%, 06/25/38(a)	110	98,201
4.70%, 07/15/64(a)	81	60,053
4.88%, 06/25/48(a)	85	69,861
Bayer U.S. Finance LLC, 6.88%, 11/21/53(a)	60	63,409
Becton Dickinson & Co.
3.79%, 05/20/50	55	40,669
4.67%, 06/06/47	148	127,395
4.69%, 12/15/44	93	81,267
Bristol-Myers Squibb Co.
2.35%, 11/13/40	110	75,631
2.55%, 11/13/50	100	57,979
3.25%, 08/01/42	75	56,506
3.55%, 03/15/42	100	78,984
3.70%, 03/15/52	225	162,263
3.90%, 03/15/62	45	31,802
4.13%, 06/15/39	225	199,975
4.25%, 10/26/49	370	296,234
4.35%, 11/15/47	80	66,229
4.50%, 03/01/44	35	30,428
4.55%, 02/20/48	130	110,631
4.63%, 05/15/44	100	88,278
5.00%, 08/15/45	85	79,037
5.50%, 02/22/44	55	54,474
5.55%, 02/22/54	210	202,423
Security	Par (000)	Value
Pharmaceuticals (continued)
5.65%, 02/22/64	$230	$220,134
6.25%, 11/15/53	135	142,785
6.40%, 11/15/63	100	106,890
Cardinal Health Inc.
4.37%, 06/15/47	61	49,199
4.50%, 11/15/44	35	29,089
4.60%, 03/15/43	40	34,076
4.90%, 09/15/45	35	30,720
5.75%, 11/15/54	50	48,240
Cencora Inc.
4.25%, 03/01/45	55	44,876
4.30%, 12/15/47	50	40,371
CVS Health Corp.
2.70%, 08/21/40	40	28,055
4.13%, 04/01/40	90	75,423
4.25%, 04/01/50	60	45,284
4.78%, 03/25/38	510	469,867
5.05%, 03/25/48	765	656,810
5.13%, 07/20/45	270	237,421
5.30%, 12/05/43	95	86,466
5.63%, 02/21/53	140	127,882
5.88%, 06/01/53	135	127,754
6.00%, 06/01/44	40	39,521
6.00%, 06/01/63	45	42,659
6.05%, 06/01/54	90	87,363
6.13%, 09/15/39	25	25,666
6.20%, 09/15/55	100	98,497
6.25%, 09/15/65	55	53,754
Eli Lilly & Co.
2.25%, 05/15/50	120	67,160
2.50%, 09/15/60	90	49,071
3.70%, 03/01/45	35	27,607
3.95%, 05/15/47	25	20,112
3.95%, 03/15/49	100	78,951
4.15%, 03/15/59	45	35,046
4.88%, 02/27/53	120	108,151
4.95%, 02/27/63	50	44,521
5.00%, 02/09/54	160	146,543
5.05%, 08/14/54	115	106,490
5.10%, 02/09/64	150	136,481
5.20%, 08/14/64	75	69,336
5.50%, 02/12/55	95	93,864
5.55%, 03/15/37	75	79,697
5.55%, 10/15/55	45	44,689
5.60%, 02/12/65	95	94,172
5.65%, 10/15/65	95	94,292
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	28	24,047
6.38%, 05/15/38	297	330,531
Johnson & Johnson
2.10%, 09/01/40	110	76,317
2.25%, 09/01/50	70	40,477
2.45%, 09/01/60	65	35,608
3.40%, 01/15/38	120	103,812
3.50%, 01/15/48	48	36,471
3.55%, 03/01/36	120	108,485
3.63%, 03/03/37	172	154,367
3.70%, 03/01/46	205	163,773
3.75%, 03/03/47	105	83,912
4.50%, 09/01/40	80	76,520
4.50%, 12/05/43	40	36,967
63
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.85%, 05/15/41	$30	$29,219
5.25%, 06/01/54	35	34,521
5.85%, 07/15/38	75	82,029
5.95%, 08/15/37	50	55,270
Mead Johnson Nutrition Co.
4.60%, 06/01/44	55	48,353
5.90%, 11/01/39	20	21,045
Merck & Co. Inc.
2.35%, 06/24/40	110	77,415
2.45%, 06/24/50	145	83,554
2.75%, 12/10/51	135	81,857
2.90%, 12/10/61	165	94,963
3.60%, 09/15/42	75	59,442
3.70%, 02/10/45	195	152,671
3.90%, 03/07/39	90	79,221
4.00%, 03/07/49	165	129,776
4.15%, 05/18/43	145	123,170
4.90%, 05/17/44	45	41,883
5.00%, 05/17/53	145	131,390
5.15%, 05/17/63	35	31,743
6.55%, 09/15/37	35	39,800
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	45	48,114
Mylan Inc.
5.20%, 04/15/48	80	64,131
5.40%, 11/29/43	40	33,823
Novartis Capital Corp.
2.75%, 08/14/50	130	81,916
3.70%, 09/21/42	50	40,751
4.00%, 11/20/45	130	107,129
4.40%, 05/06/44	162	143,394
4.70%, 09/18/54	70	61,816
Pfizer Inc.
2.55%, 05/28/40	110	79,341
2.70%, 05/28/50	87	53,127
3.90%, 03/15/39	70	61,043
4.00%, 12/15/36	95	87,340
4.00%, 03/15/49	140	109,401
4.10%, 09/15/38	75	67,404
4.13%, 12/15/46	140	113,715
4.20%, 09/15/48	115	93,807
4.30%, 06/15/43	50	42,874
4.40%, 05/15/44	70	60,984
5.60%, 09/15/40	55	56,392
7.20%, 03/15/39	240	284,360
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43	300	283,803
5.30%, 05/19/53	575	535,517
5.34%, 05/19/63	395	359,555
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	200	150,601
3.18%, 07/09/50	215	140,234
3.38%, 07/09/60	200	126,201
Takeda U.S. Financing Inc., 5.90%, 07/07/55	200	199,316
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	65	66,939
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	250	182,331
Utah Acquisition Sub Inc., 5.25%, 06/15/46	80	65,233
Viatris Inc.
3.85%, 06/22/40	150	112,238
4.00%, 06/22/50	205	135,131
Security	Par (000)	Value
Pharmaceuticals (continued)
Wyeth LLC
5.95%, 04/01/37	$205	$218,457
6.00%, 02/15/36	55	59,348
Zoetis Inc.
3.00%, 05/15/50	45	29,140
3.95%, 09/12/47	50	39,410
4.45%, 08/20/48	40	33,649
4.70%, 02/01/43	120	108,411
		16,851,679
Pipelines — 2.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	182,995
Buckeye Partners LP
5.60%, 10/15/44	35	30,368
5.85%, 11/15/43	45	40,727
Cameron LNG LLC
3.40%, 01/15/38(a)	40	34,295
3.70%, 01/15/39(a)	90	76,475
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	45	37,001
Colonial Pipeline Co.
4.20%, 04/15/43(a)	5	3,920
4.25%, 04/15/48(a)	65	49,254
Columbia Pipeline Group Inc., 5.80%, 06/01/45	50	48,966
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(a)	25	23,108
5.96%, 02/15/55(a)	25	23,826
6.50%, 08/15/43(a)	60	62,350
6.54%, 11/15/53(a)	140	144,902
6.71%, 08/15/63(a)	40	42,174
DCP Midstream Operating LP
5.60%, 04/01/44	35	32,709
6.45%, 11/03/36(a)	30	31,361
6.75%, 09/15/37(a)	40	42,539
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	20	19,057
6.20%, 01/15/55	25	25,576
Eastern Gas Transmission & Storage Inc.
4.60%, 12/15/44	55	46,621
4.80%, 11/01/43	35	30,619
EIG Pearl Holdings SARL, 4.39%, 11/30/46(f)	200	161,497
Enbridge Energy Partners LP
5.50%, 09/15/40	56	54,624
7.38%, 10/15/45	35	40,271
Series B, 7.50%, 04/15/38	40	46,685
Enbridge Inc.
3.40%, 08/01/51	60	39,568
4.00%, 11/15/49	70	51,779
4.50%, 06/10/44	25	20,839
5.50%, 12/01/46	93	89,285
5.95%, 04/05/54	125	123,355
6.70%, 11/15/53	135	145,374
Energy Transfer LP
4.95%, 01/15/43	35	30,284
5.00%, 05/15/44	60	51,813
5.00%, 05/15/50	230	191,114
5.15%, 02/01/43	70	62,121
5.15%, 03/15/45	110	96,760
5.30%, 04/01/44	80	71,648
5.30%, 04/15/47	125	110,196
5.35%, 05/15/45	95	85,114
5.40%, 10/01/47	160	142,458
Schedule of Investments
64

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.95%, 10/01/43	$65	$63,119
5.95%, 05/15/54	185	173,588
6.00%, 06/15/48	120	115,218
6.05%, 06/01/41	40	39,964
6.05%, 09/01/54	160	152,162
6.10%, 02/15/42	40	39,909
6.13%, 12/15/45	100	98,364
6.25%, 04/15/49	130	127,452
6.50%, 02/01/42	125	129,763
6.63%, 10/15/36	45	48,476
6.75%, 02/15/56, (5-year CMT + 2.475%)(c)	50	49,757
7.50%, 07/01/38	45	51,664
Series 20Y, 5.80%, 06/15/38	50	50,387
Enterprise Products Operating LLC
3.20%, 02/15/52	125	81,235
3.30%, 02/15/53	75	49,146
3.70%, 01/31/51	115	82,399
3.95%, 01/31/60	60	43,179
4.20%, 01/31/50	135	106,213
4.25%, 02/15/48	140	113,034
4.45%, 02/15/43	115	99,203
4.80%, 02/01/49	130	112,455
4.85%, 08/15/42	93	84,446
4.85%, 03/15/44	125	112,908
4.90%, 05/15/46	70	62,694
4.95%, 10/15/54	50	43,324
5.10%, 02/15/45	95	87,833
5.20%, 01/15/36	100	100,798
5.55%, 02/16/55	130	124,110
5.70%, 02/15/42	80	80,333
5.95%, 02/01/41	75	77,674
6.13%, 10/15/39	80	85,279
6.45%, 09/01/40	80	87,769
7.55%, 04/15/38	26	30,821
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	50	39,946
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)	59	54,884
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(f)	200	174,144
2.94%, 09/30/40(f)	176	147,832
3.25%, 09/30/40(f)	200	159,850
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(f)	200	211,252
6.51%, 02/23/42(f)	400	425,698
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	50	43,000
5.00%, 08/15/42	75	67,167
5.00%, 03/01/43	80	71,597
5.40%, 09/01/44	65	60,210
5.50%, 03/01/44	70	65,930
5.63%, 09/01/41	30	29,104
6.38%, 03/01/41	70	73,232
6.50%, 02/01/37	25	26,707
6.50%, 09/01/39	75	80,237
6.55%, 09/15/40	45	48,125
6.95%, 01/15/38	75	83,442
7.50%, 11/15/40	45	52,299
Kinder Morgan Inc.
3.25%, 08/01/50	35	22,270
3.60%, 02/15/51	120	81,622
5.05%, 02/15/46	95	83,498
5.20%, 03/01/48	80	71,343
Security	Par (000)	Value
Pipelines (continued)
5.45%, 08/01/52	$85	$77,110
5.55%, 06/01/45	175	164,619
5.95%, 08/01/54	55	53,409
MPLX LP
4.50%, 04/15/38	165	146,909
4.70%, 04/15/48	155	125,623
4.90%, 04/15/58	45	36,134
4.95%, 03/14/52	110	90,516
5.20%, 03/01/47	115	100,075
5.20%, 12/01/47	60	51,944
5.50%, 02/15/49	152	136,708
5.65%, 03/01/53	60	54,489
5.95%, 04/01/55	65	61,276
6.20%, 09/15/55	85	82,758
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	53	60,734
Northern Natural Gas Co.
3.40%, 10/16/51(a)	75	49,254
4.30%, 01/15/49(a)	85	66,459
5.63%, 02/01/54(a)	60	56,630
ONEOK Inc.
3.95%, 03/01/50	115	81,392
4.20%, 10/03/47	60	45,175
4.25%, 09/15/46	80	60,803
4.45%, 09/01/49	85	66,249
4.50%, 03/15/50	60	46,834
4.85%, 02/01/49	45	36,690
4.95%, 07/13/47	85	72,172
5.05%, 04/01/45	49	42,429
5.15%, 10/15/43	50	44,340
5.20%, 07/15/48	110	96,048
5.40%, 10/15/35	100	99,083
5.45%, 06/01/47	50	44,647
5.60%, 04/01/44	40	37,070
5.70%, 11/01/54	75	68,362
5.85%, 11/01/64	50	45,664
6.25%, 10/15/55	100	97,721
6.63%, 09/01/53	185	189,789
7.15%, 01/15/51	55	59,081
ONEOK Partners LP
6.13%, 02/01/41	55	55,462
6.20%, 09/15/43	25	25,036
6.65%, 10/01/36	60	64,801
6.85%, 10/15/37	60	65,458
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	40	31,695
4.70%, 06/15/44	70	57,886
4.90%, 02/15/45	65	55,183
5.15%, 06/01/42	45	40,162
6.65%, 01/15/37	30	32,483
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	55	55,504
7.50%, 07/15/38(a)	28	29,006
Sabal Trail Transmission LLC
4.68%, 05/01/38(a)	70	64,352
4.83%, 05/01/48(a)	45	38,209
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	45	47,304
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54	70	66,501
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(a)	55	47,355
65
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Spectra Energy Partners LP
4.50%, 03/15/45	$55	$45,954
5.95%, 09/25/43	60	59,469
Targa Resources Corp.
4.95%, 04/15/52	85	70,365
5.65%, 02/15/36	75	75,850
6.13%, 05/15/55	70	67,972
6.25%, 07/01/52	55	54,215
6.50%, 02/15/53	90	91,941
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	55	64,936
Texas Eastern Transmission LP, 4.15%, 01/15/48(a)	49	38,224
TransCanada PipeLines Ltd.
5.10%, 03/15/49	86	77,473
5.85%, 03/15/36	45	46,602
6.10%, 06/01/40	80	82,816
6.20%, 10/15/37	110	115,982
7.25%, 08/15/38	60	68,182
7.63%, 01/15/39	100	117,428
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	60	44,986
4.45%, 08/01/42	25	21,238
4.60%, 03/15/48	65	54,675
5.40%, 08/15/41	40	38,386
Venture Global Plaquemines LNG LLC, 6.75%, 01/15/36(a)	100	104,979
Western Midstream Operating LP
5.25%, 02/01/50	80	66,948
5.30%, 03/01/48	66	55,562
5.45%, 04/01/44	65	57,071
5.50%, 08/15/48	45	38,678
Williams Companies Inc. (The)
3.50%, 10/15/51	75	50,791
4.85%, 03/01/48	90	77,436
4.90%, 01/15/45	50	43,878
5.10%, 09/15/45	100	90,282
5.30%, 08/15/52	85	76,853
5.40%, 03/04/44	60	56,537
5.75%, 06/24/44	80	78,582
5.80%, 11/15/43	55	54,499
5.80%, 11/15/54	60	57,968
6.00%, 03/15/55	10	9,948
6.30%, 04/15/40	105	111,288
		13,314,280
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)	55	49,163
Brookfield Finance Inc., 5.81%, 03/03/55	25	24,526
Carlyle Finance LLC, 5.65%, 09/15/48(a)	55	53,148
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	40	38,902
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)	65	60,252
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(a)	65	46,007
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)	85	59,127
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)	85	55,199
		386,324
Real Estate — 0.1%
China Overseas Finance Cayman V Ltd., 5.35%, 11/15/42(f)	200	185,523
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	100	114,155
		299,678
Security	Par (000)	Value
Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51	$75	$45,584
3.55%, 03/15/52	90	60,774
4.00%, 02/01/50	70	51,994
4.85%, 04/15/49	45	37,876
5.15%, 04/15/53	35	30,541
5.25%, 05/15/36	55	54,483
5.50%, 10/01/35	65	65,950
5.63%, 05/15/54	50	46,777
American Homes 4 Rent LP
3.38%, 07/15/51	40	26,156
4.30%, 04/15/52	35	26,945
American Tower Corp.
2.95%, 01/15/51	67	41,927
3.10%, 06/15/50	80	51,843
3.70%, 10/15/49	40	29,022
AvalonBay Communities Inc.
3.90%, 10/15/46	40	31,201
4.15%, 07/01/47	30	24,312
4.35%, 04/15/48	35	29,227
Camden Property Trust, 3.35%, 11/01/49	45	31,233
Crown Castle Inc.
2.90%, 04/01/41	110	78,574
3.25%, 01/15/51	91	59,423
4.00%, 11/15/49	30	22,323
4.15%, 07/01/50	55	42,026
4.75%, 05/15/47	36	31,120
5.20%, 02/15/49	41	36,595
Equinix Inc.
2.95%, 09/15/51	60	36,796
3.00%, 07/15/50	60	37,700
3.40%, 02/15/52	10	6,677
ERP Operating LP
4.00%, 08/01/47	20	15,634
4.50%, 07/01/44	75	65,091
4.50%, 06/01/45	50	43,076
Essex Portfolio LP
2.65%, 09/01/50	40	23,362
4.50%, 03/15/48	35	29,440
Federal Realty OP LP, 4.50%, 12/01/44	65	55,281
GLP Capital LP / GLP Financing II Inc., 5.75%, 11/01/37	25	24,594
GLP Capital LP/GLP Financing II Inc., 6.25%, 09/15/54	45	44,037
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(a)	50	46,027
Healthpeak OP LLC, 6.75%, 02/01/41	40	43,714
Kilroy Realty LP, 6.25%, 01/15/36	50	51,043
Kimco Realty OP LLC
3.70%, 10/01/49	10	7,242
4.13%, 12/01/46	60	47,576
4.25%, 04/01/45	25	20,586
4.45%, 09/01/47	65	54,186
5.30%, 02/01/36	50	50,507
Mid-America Apartments LP, 2.88%, 09/15/51	30	18,788
NNN REIT Inc.
3.00%, 04/15/52	35	21,397
3.10%, 04/15/50	40	25,332
3.50%, 04/15/51	55	37,461
4.80%, 10/15/48	30	25,868
Prologis LP
2.13%, 10/15/50	55	29,091
Schedule of Investments
66

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.00%, 04/15/50	$65	$41,852
3.05%, 03/01/50	30	19,460
4.38%, 09/15/48	35	28,977
5.25%, 06/15/53	60	56,096
5.25%, 03/15/54	90	83,962
Public Storage Operating Co., 5.35%, 08/01/53	90	85,462
Realty Income Corp.
4.65%, 03/15/47	70	60,882
5.38%, 09/01/54	30	28,354
Regency Centers LP
4.40%, 02/01/47	45	37,592
4.65%, 03/15/49	35	29,795
Simon Property Group LP
3.25%, 09/13/49	125	84,301
3.80%, 07/15/50	65	48,314
4.25%, 10/01/44	45	37,417
4.25%, 11/30/46	55	45,129
4.75%, 03/15/42	40	36,126
5.85%, 03/08/53	64	63,860
6.65%, 01/15/54	55	60,758
6.75%, 02/01/40	71	80,770
Trust Fibra Uno, 6.39%, 01/15/50(f)	200	177,865
Ventas Realty LP
4.38%, 02/01/45	25	20,478
4.88%, 04/15/49	45	38,388
5.70%, 09/30/43	30	29,214
VICI Properties LP
5.63%, 05/15/52	85	77,496
6.13%, 04/01/54	40	38,889
WEA Finance LLC, 4.63%, 09/20/48(a)	60	47,590
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(a)	10	8,383
Welltower OP LLC
4.95%, 09/01/48	55	50,360
6.50%, 03/15/41	40	44,016
Weyerhaeuser Co., 4.00%, 03/09/52	65	49,012
		3,327,210
Retail — 1.3%
7-Eleven Inc.
2.50%, 02/10/41(a)	80	53,632
2.80%, 02/10/51(a)	125	73,691
Alimentation Couche-Tard Inc.
3.44%, 05/13/41(a)	80	60,473
3.63%, 05/13/51(a)	45	31,487
3.80%, 01/25/50(a)	20	14,565
4.50%, 07/26/47(a)	70	58,122
5.62%, 02/12/54(a)(b)	65	62,520
Bath & Body Works Inc.
6.75%, 07/01/36	65	66,235
6.88%, 11/01/35	85	88,529
7.60%, 07/15/37	25	25,484
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)	200	141,161
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)	105	78,513
Darden Restaurants Inc., 4.55%, 02/15/48	45	36,755
Dick's Sporting Goods Inc., 4.10%, 01/15/52	85	60,372
Dollar General Corp.
4.13%, 04/03/50	55	41,872
5.50%, 11/01/52	35	32,648
Dollar Tree Inc., 3.38%, 12/01/51	35	22,449
Security	Par (000)	Value
Retail (continued)
Home Depot Inc. (The)
2.38%, 03/15/51	$100	$56,166
2.75%, 09/15/51	80	48,572
3.13%, 12/15/49	140	94,041
3.30%, 04/15/40	125	100,318
3.35%, 04/15/50	175	121,681
3.50%, 09/15/56	85	58,558
3.63%, 04/15/52	175	126,761
3.90%, 06/15/47	132	103,780
4.20%, 04/01/43	110	93,712
4.25%, 04/01/46	185	155,233
4.40%, 03/15/45	110	94,658
4.50%, 12/06/48	100	85,379
4.88%, 02/15/44	70	64,611
4.95%, 09/15/52	115	103,800
5.30%, 06/25/54	120	114,116
5.40%, 09/15/40	61	61,908
5.40%, 06/25/64	15	14,263
5.88%, 12/16/36	294	316,998
5.95%, 04/01/41	102	107,708
Kohl's Corp., 5.55%, 07/17/45	45	27,877
Lowe's Companies Inc.
2.80%, 09/15/41	133	93,339
3.00%, 10/15/50	195	120,724
3.50%, 04/01/51	25	17,006
3.70%, 04/15/46	138	102,519
4.05%, 05/03/47	115	89,342
4.25%, 04/01/52	155	119,810
4.38%, 09/15/45	63	51,821
4.45%, 04/01/62	70	53,638
4.55%, 04/05/49	40	32,749
4.65%, 04/15/42	80	70,771
5.00%, 04/15/40	40	38,068
5.13%, 04/15/50	65	57,526
5.50%, 10/15/35	35	36,114
5.63%, 04/15/53	130	124,031
5.75%, 07/01/53	60	58,288
5.80%, 09/15/62	90	86,597
5.85%, 04/01/63	45	43,615
Macy's Retail Holdings LLC
4.30%, 02/15/43	25	16,851
5.13%, 01/15/42	30	21,900
6.38%, 03/15/37	20	17,297
Marks & Spencer PLC, 7.13%, 12/01/37(a)	35	38,434
McDonald's Corp.
3.63%, 05/01/43	60	46,694
3.63%, 09/01/49	130	94,232
3.70%, 02/15/42	50	39,825
4.20%, 04/01/50	85	67,638
4.45%, 03/01/47	100	84,407
4.45%, 09/01/48	80	67,001
4.60%, 05/26/45	55	48,090
4.70%, 12/09/35	69	67,884
4.88%, 07/15/40	35	33,195
4.88%, 12/09/45	175	158,104
5.15%, 09/09/52	75	68,856
5.45%, 08/14/53	80	76,744
5.70%, 02/01/39	30	31,318
6.30%, 10/15/37	85	93,733
6.30%, 03/01/38	75	82,126
Nordstrom Inc., 5.00%, 01/15/44	110	75,184
67
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
QVC Inc., 5.95%, 03/15/43	$30	$13,731
Starbucks Corp.
3.35%, 03/12/50	55	36,774
3.50%, 11/15/50	115	78,862
3.75%, 12/01/47	55	40,393
4.30%, 06/15/45	45	36,746
4.45%, 08/15/49	105	85,664
4.50%, 11/15/48	75	62,182
Target Corp.
2.95%, 01/15/52	95	59,587
3.63%, 04/15/46	60	44,916
3.90%, 11/15/47	65	50,396
4.00%, 07/01/42	120	100,532
4.80%, 01/15/53(b)	110	96,633
5.25%, 02/15/36	25	25,471
7.00%, 01/15/38	100	117,006
TJX Companies Inc. (The), 4.50%, 04/15/50	55	47,024
Walmart Inc.
2.50%, 09/22/41	140	98,498
2.65%, 09/22/51	175	107,498
2.95%, 09/24/49	45	30,008
3.63%, 12/15/47	20	15,310
3.95%, 06/28/38	125	114,390
4.00%, 04/11/43	75	63,368
4.05%, 06/29/48	180	147,428
4.30%, 04/22/44	60	52,541
4.50%, 09/09/52	80	69,161
4.50%, 04/15/53	85	73,669
5.00%, 10/25/40	60	60,079
5.25%, 09/01/35	80	83,644
5.63%, 04/01/40	85	90,405
5.63%, 04/15/41	70	73,071
6.20%, 04/15/38	75	84,157
6.50%, 08/15/37	30	34,371
Yum! Brands Inc.
5.35%, 11/01/43	30	28,606
6.88%, 11/15/37	40	43,604
		7,489,844
Semiconductors — 1.1%
Advanced Micro Devices Inc., 4.39%, 06/01/52	45	37,734
Analog Devices Inc.
2.80%, 10/01/41	75	54,404
2.95%, 10/01/51	110	70,579
5.30%, 12/15/45	40	38,622
5.30%, 04/01/54	30	28,691
Applied Materials Inc.
2.75%, 06/01/50	70	43,683
4.35%, 04/01/47	82	69,852
5.10%, 10/01/35	50	51,359
5.85%, 06/15/41	55	57,463
Broadcom Inc.
3.14%, 11/15/35(a)	295	249,327
3.19%, 11/15/36(a)	285	237,114
3.50%, 02/15/41(a)	305	241,948
3.75%, 02/15/51(a)	185	137,872
4.93%, 05/15/37(a)	245	238,139
Foundry JV Holdco LLC
6.10%, 01/25/36(a)	200	209,338
6.20%, 01/25/37(a)	200	210,368
6.30%, 01/25/39(a)	200	211,199
Security	Par (000)	Value
Semiconductors (continued)
Intel Corp.
2.80%, 08/12/41	$85	$56,998
3.05%, 08/12/51	140	82,787
3.10%, 02/15/60	90	49,706
3.20%, 08/12/61	75	42,192
3.25%, 11/15/49	190	119,125
3.73%, 12/08/47	195	135,840
4.10%, 05/19/46	146	109,314
4.10%, 05/11/47	110	81,400
4.25%, 12/15/42	70	55,999
4.60%, 03/25/40	70	61,525
4.75%, 03/25/50	220	176,168
4.80%, 10/01/41	90	78,112
4.90%, 07/29/45	50	42,371
4.90%, 08/05/52	185	150,417
4.95%, 03/25/60	100	80,225
5.05%, 08/05/62	90	72,237
5.60%, 02/21/54	85	77,147
5.63%, 02/10/43	55	52,089
5.70%, 02/10/53	185	169,894
5.90%, 02/10/63	120	110,791
KLA Corp.
3.30%, 03/01/50	80	55,319
4.95%, 07/15/52	135	122,164
5.00%, 03/15/49	50	45,847
5.25%, 07/15/62	60	55,649
Lam Research Corp.
2.88%, 06/15/50	60	38,229
3.13%, 06/15/60	35	21,511
4.88%, 03/15/49	75	67,733
Micron Technology Inc.
3.37%, 11/01/41	35	26,150
3.48%, 11/01/51	55	37,418
6.05%, 11/01/35	75	78,800
NVIDIA Corp.
3.50%, 04/01/40	96	81,164
3.50%, 04/01/50	185	137,624
3.70%, 04/01/60	30	21,849
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42	35	25,147
3.25%, 05/11/41	95	70,250
3.25%, 11/30/51	50	32,234
Qualcomm Inc.
3.25%, 05/20/50	95	65,037
4.30%, 05/20/47	157	131,300
4.50%, 05/20/52	115	96,516
4.80%, 05/20/45	175	159,703
6.00%, 05/20/53	115	120,149
Texas Instruments Inc.
2.70%, 09/15/51	45	27,145
3.88%, 03/15/39	65	57,248
4.10%, 08/16/52	25	19,618
4.15%, 05/15/48	130	106,250
5.00%, 03/14/53	65	59,337
5.05%, 05/18/63	135	121,257
5.15%, 02/08/54	75	70,259
TSMC Arizona Corp., 3.25%, 10/25/51	200	148,286
		6,091,222
Software — 1.2%
Fidelity National Information Services Inc.
3.10%, 03/01/41	70	51,326
Schedule of Investments
68

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.50%, 08/15/46	$25	$20,485
Fiserv Inc., 4.40%, 07/01/49	180	143,867
Intuit Inc., 5.50%, 09/15/53	105	102,914
Microsoft Corp.
2.50%, 09/15/50	190	115,395
2.53%, 06/01/50	584	356,754
2.68%, 06/01/60	299	173,156
2.92%, 03/17/52	560	367,087
3.04%, 03/17/62	177	111,288
3.45%, 08/08/36	175	157,908
3.50%, 11/15/42	65	52,684
3.70%, 08/08/46	200	161,039
3.75%, 02/12/45	50	41,460
3.95%, 08/08/56	25	19,622
4.00%, 02/12/55	45	36,028
4.10%, 02/06/37	95	91,495
4.20%, 11/03/35(b)	120	119,036
4.25%, 02/06/47	130	115,200
4.45%, 11/03/45	150	137,520
4.50%, 10/01/40	75	72,231
4.50%, 06/15/47	80	71,852
4.50%, 02/06/57	25	22,276
5.20%, 06/01/39	20	21,037
5.30%, 02/08/41	55	57,147
Oracle Corp.
3.60%, 04/01/40	325	257,547
3.60%, 04/01/50	465	317,630
3.65%, 03/25/41	240	187,743
3.80%, 11/15/37	170	144,835
3.85%, 07/15/36	140	123,023
3.85%, 04/01/60	295	197,560
3.95%, 03/25/51	350	252,176
4.00%, 07/15/46	315	239,831
4.00%, 11/15/47	240	181,680
4.10%, 03/25/61	170	118,939
4.13%, 05/15/45	125	98,342
4.38%, 05/15/55	135	102,597
4.50%, 07/08/44	120	100,320
5.38%, 07/15/40	170	164,298
5.38%, 09/27/54	210	186,875
5.50%, 09/27/64	105	93,014
5.55%, 02/06/53	205	188,110
6.00%, 08/03/55	150	146,192
6.13%, 07/08/39	155	161,808
6.13%, 08/03/65	80	77,631
6.50%, 04/15/38	121	131,157
6.90%, 11/09/52	190	205,570
Salesforce Inc.
2.70%, 07/15/41	120	86,158
2.90%, 07/15/51	175	110,841
3.05%, 07/15/61	110	66,568
Synopsys Inc., 5.70%, 04/01/55	190	186,271
		6,745,523
Telecommunications — 2.4%
America Movil SAB de CV
4.38%, 07/16/42	40	34,160
4.38%, 04/22/49	50	41,028
6.13%, 11/15/37	105	111,243
6.13%, 03/30/40	154	162,623
AT&T Inc.
3.10%, 02/01/43	115	83,157
Security	Par (000)	Value
Telecommunications (continued)
3.30%, 02/01/52	$130	$84,167
3.50%, 06/01/41	185	144,670
3.50%, 09/15/53	765	511,451
3.50%, 02/01/61	30	19,105
3.55%, 09/15/55	790	525,172
3.65%, 06/01/51	325	226,807
3.65%, 09/15/59	576	380,719
3.80%, 12/01/57	570	392,101
3.85%, 06/01/60	125	85,839
4.30%, 12/15/42	170	143,606
4.35%, 06/15/45	115	95,019
4.50%, 03/09/48	160	131,946
4.55%, 03/09/49	125	102,693
4.65%, 06/01/44	85	73,209
4.75%, 05/15/46	185	160,687
4.80%, 06/15/44	35	31,045
4.85%, 03/01/39	80	75,709
4.90%, 08/15/37	95	91,396
5.15%, 03/15/42	50	47,098
5.15%, 11/15/46	60	54,980
5.15%, 02/15/50	60	53,763
5.25%, 03/01/37	95	95,183
5.45%, 03/01/47	75	70,860
5.55%, 08/15/41	60	58,989
5.65%, 02/15/47	80	79,711
5.70%, 03/01/57(b)	55	52,693
6.00%, 08/15/40	25	25,982
6.05%, 08/15/56	175	176,038
6.38%, 03/01/41	40	42,582
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	42	28,761
4.30%, 07/29/49	35	27,095
4.46%, 04/01/48	115	93,105
5.55%, 02/15/54(b)	75	70,451
7.00%, 09/15/55, (5-year CMT + 2.363%)(c)	100	102,339
Series US-4, 3.65%, 03/17/51	40	27,929
Cisco Systems Inc.
5.30%, 02/26/54	180	172,658
5.35%, 02/26/64	75	71,535
5.50%, 01/15/40	220	227,321
5.50%, 02/24/55	70	69,057
5.90%, 02/15/39	170	182,885
Corning Inc.
3.90%, 11/15/49	20	15,223
4.38%, 11/15/57	65	52,065
4.70%, 03/15/37	30	29,022
4.75%, 03/15/42	45	40,697
5.35%, 11/15/48	55	51,965
5.45%, 11/15/79	90	81,728
5.75%, 08/15/40	41	41,913
5.85%, 11/15/68	35	33,571
Deutsche Telekom AG, 3.63%, 01/21/50(a)	150	107,765
Deutsche Telekom International Finance BV, 4.75%, 06/21/38(a)	20	19,005
Embarq LLC, 8.00%, 06/01/36(b)	127	60,339
Fibercop SpA
Series 2036, 7.20%, 07/18/36(a)	38	38,233
Series 2038, 7.72%, 06/04/38(a)	65	65,907
Juniper Networks Inc., 5.95%, 03/15/41	31	30,638
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	43	37,685
69
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Series U, 7.65%, 03/15/42(b)	$30	$25,580
Motorola Solutions Inc., 5.50%, 09/01/44	31	30,245
Nokia OYJ, 6.63%, 05/15/39	50	51,196
Orange SA
5.38%, 01/13/42	25	24,519
5.50%, 02/06/44	5	4,951
Rogers Communications Inc.
3.70%, 11/15/49	60	43,676
4.30%, 02/15/48	80	64,400
4.50%, 03/15/42	95	81,172
4.50%, 03/15/43	50	42,239
4.55%, 03/15/52	200	161,100
5.00%, 03/15/44	80	71,933
5.45%, 10/01/43	35	32,950
7.50%, 08/15/38	60	69,459
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)	9	6,769
Telecom Italia Capital SA
7.20%, 07/18/36	55	58,267
7.72%, 06/04/38	55	60,046
Telefonica Emisiones SA
4.90%, 03/06/48	150	126,264
5.21%, 03/08/47	270	237,598
5.52%, 03/01/49	150	136,124
7.05%, 06/20/36	195	217,149
TELUS Corp., 7.00%, 10/15/55, (5-year CMT + 2.709%)(c)	50	51,279
T-Mobile USA Inc.
3.00%, 02/15/41	280	204,529
3.30%, 02/15/51	320	209,947
3.40%, 10/15/52	290	191,904
3.60%, 11/15/60	150	98,048
4.38%, 04/15/40	200	177,432
4.50%, 04/15/50	300	244,727
5.25%, 06/15/55	105	94,383
5.50%, 01/15/55	85	79,390
5.65%, 01/15/53	190	181,619
5.75%, 01/15/54	140	135,548
5.80%, 09/15/62	55	53,221
5.88%, 11/15/55	105	103,530
6.00%, 06/15/54	110	110,523
Verizon Communications Inc.
2.65%, 11/20/40	345	244,758
2.85%, 09/03/41	140	99,466
2.88%, 11/20/50	295	182,046
2.99%, 10/30/56	313	185,898
3.00%, 11/20/60	165	96,412
3.40%, 03/22/41	395	305,273
3.55%, 03/22/51	450	319,161
3.70%, 03/22/61	310	211,815
3.85%, 11/01/42	100	79,467
3.88%, 03/01/52	125	92,471
4.00%, 03/22/50	145	111,104
4.13%, 08/15/46	100	79,927
4.27%, 01/15/36	135	125,431
4.52%, 09/15/48	155	129,798
4.67%, 03/15/55	80	67,169
4.75%, 11/01/41	42	37,876
4.81%, 03/15/39	135	126,642
4.86%, 08/21/46	190	168,919
5.01%, 04/15/49	60	54,151
Security	Par (000)	Value
Telecommunications (continued)
5.01%, 08/21/54	$75	$66,517
5.25%, 03/16/37	70	70,082
5.50%, 03/16/47	75	72,311
5.50%, 02/23/54(b)	105	100,557
5.85%, 09/15/35	40	42,268
6.55%, 09/15/43	50	54,819
Vodafone Group PLC
4.25%, 09/17/50	87	67,768
4.88%, 06/19/49	195	169,150
5.00%, 05/30/38	50	48,592
5.13%, 06/04/81, (5-year CMT + 3.073%)(c)	115	89,069
5.25%, 05/30/48	115	105,977
5.63%, 02/10/53	90	84,810
5.75%, 06/28/54	205	195,794
5.75%, 02/10/63	30	28,168
5.88%, 06/28/64	75	72,063
6.15%, 02/27/37	103	110,937
		13,822,706
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44	35	30,803
6.35%, 03/15/40	60	62,289
Mattel Inc., 5.45%, 11/01/41	35	31,452
		124,544
Transportation — 1.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	55	34,034
3.05%, 02/15/51	45	29,355
3.30%, 09/15/51	80	54,662
3.55%, 02/15/50	110	79,547
3.90%, 08/01/46	80	63,333
4.05%, 06/15/48	100	80,123
4.13%, 06/15/47	50	40,937
4.15%, 04/01/45	125	104,061
4.15%, 12/15/48	60	48,797
4.38%, 09/01/42	90	78,575
4.40%, 03/15/42	85	74,773
4.45%, 03/15/43	50	43,887
4.45%, 01/15/53	115	95,446
4.55%, 09/01/44	90	79,261
4.70%, 09/01/45	35	31,459
4.90%, 04/01/44	55	51,315
4.95%, 09/15/41	55	51,955
5.05%, 03/01/41	30	28,839
5.15%, 09/01/43	80	76,857
5.20%, 04/15/54	160	148,996
5.40%, 06/01/41	60	59,849
5.50%, 03/15/55	125	121,396
5.75%, 05/01/40	75	78,405
5.80%, 03/15/56	135	136,680
6.15%, 05/01/37	75	82,444
6.20%, 08/15/36	25	27,590
Canadian National Railway Co.
2.45%, 05/01/50	30	17,507
3.20%, 08/02/46	55	39,083
3.65%, 02/03/48	55	41,716
4.40%, 08/05/52	60	50,180
4.45%, 01/20/49	60	51,331
6.13%, 11/01/53	20	21,404
6.20%, 06/01/36	60	66,609
Schedule of Investments
70

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
6.38%, 11/15/37	$57	$63,823
Canadian Pacific Railway Co.
3.00%, 12/02/41	60	43,808
3.10%, 12/02/51	180	117,061
3.50%, 05/01/50	75	53,106
4.20%, 11/15/69	15	11,213
4.30%, 05/15/43	50	42,397
4.70%, 05/01/48	60	52,667
4.80%, 09/15/35	50	49,017
4.80%, 08/01/45	70	62,725
4.95%, 08/15/45	65	59,310
5.95%, 05/15/37	40	42,587
6.13%, 09/15/2115	73	73,858
CSX Corp.
2.50%, 05/15/51(b)	35	20,125
3.35%, 09/15/49	75	52,025
3.80%, 11/01/46	77	59,630
3.80%, 04/15/50	65	48,762
3.95%, 05/01/50	41	31,574
4.10%, 03/15/44	128	105,685
4.25%, 11/01/66	35	26,561
4.30%, 03/01/48	100	82,675
4.40%, 03/01/43	71	61,755
4.50%, 03/15/49	75	63,237
4.50%, 11/15/52	110	91,723
4.50%, 08/01/54	55	45,426
4.65%, 03/01/68	35	28,492
4.75%, 05/30/42	105	95,760
4.75%, 11/15/48	5	4,394
4.90%, 03/15/55(b)	30	26,549
5.50%, 04/15/41	45	45,133
6.00%, 10/01/36	40	43,108
6.15%, 05/01/37	50	54,489
6.22%, 04/30/40	105	113,708
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47(f)	200	177,752
FedEx Corp.
3.25%, 05/15/41	25	17,999
4.05%, 02/15/48	75	54,803
4.10%, 04/15/43	25	19,435
4.10%, 02/01/45	80	61,240
4.40%, 01/15/47	75	58,448
4.55%, 04/01/46	85	67,474
4.55%, 04/01/46(a)	5	4,079
4.75%, 11/15/45	60	50,023
4.95%, 10/17/48	50	41,797
5.10%, 01/15/44	78	69,532
5.25%, 05/15/50(b)	85	75,392
5.25%, 05/15/50(a)(b)	5	4,408
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	154,330
Norfolk Southern Corp.
2.90%, 08/25/51	60	37,507
3.05%, 05/15/50	95	61,906
3.16%, 05/15/55	80	50,884
3.40%, 11/01/49	65	45,303
3.70%, 03/15/53	60	43,315
3.94%, 11/01/47	94	73,785
3.95%, 10/01/42	55	45,099
4.05%, 08/15/52	95	73,493
4.10%, 05/15/49	45	35,414
4.10%, 05/15/2121	35	24,111
Security	Par (000)	Value
Transportation (continued)
4.15%, 02/28/48	$60	$48,346
4.45%, 06/15/45	25	21,449
4.55%, 06/01/53	80	66,895
4.65%, 01/15/46	50	44,071
4.84%, 10/01/41	75	69,643
5.10%, 08/01/2118	20	16,838
5.35%, 08/01/54(b)	70	66,486
5.95%, 03/15/64	45	45,888
Polar Tankers Inc., 5.95%, 05/10/37(a)	26	27,237
Union Pacific Corp.
2.95%, 03/10/52	125	78,412
2.97%, 09/16/62	55	31,799
3.20%, 05/20/41	145	111,044
3.25%, 02/05/50	225	152,985
3.35%, 08/15/46	5	3,589
3.38%, 02/14/42	40	30,867
3.50%, 02/14/53	145	101,250
3.55%, 08/15/39	65	54,380
3.55%, 05/20/61	35	23,241
3.60%, 09/15/37	76	66,067
3.75%, 02/05/70	65	43,511
3.80%, 10/01/51	105	78,292
3.80%, 04/06/71	70	47,298
3.84%, 03/20/60	200	142,651
3.85%, 02/14/72	50	34,163
3.88%, 02/01/55	70	51,983
3.95%, 08/15/59	40	29,125
4.00%, 04/15/47	90	71,064
4.05%, 11/15/45	95	76,755
4.05%, 03/01/46	100	80,322
4.10%, 09/15/67	35	25,600
4.30%, 03/01/49	85	69,442
4.50%, 09/10/48	35	29,527
4.95%, 09/09/52	15	13,523
5.15%, 01/20/63	40	36,124
5.60%, 12/01/54	140	137,715
United Parcel Service Inc.
3.40%, 11/15/46	35	25,328
3.63%, 10/01/42	45	35,420
3.75%, 11/15/47	132	99,612
4.25%, 03/15/49	75	60,649
4.88%, 11/15/40	65	61,289
5.05%, 03/03/53	120	107,840
5.20%, 04/01/40	60	59,441
5.30%, 04/01/50(b)	125	117,517
5.50%, 05/22/54	115	110,088
5.60%, 05/22/64	25	23,678
5.95%, 05/14/55	130	131,584
6.05%, 05/14/65	75	75,919
6.20%, 01/15/38	170	185,177
		8,331,442
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51	50	31,052
5.20%, 03/15/44	55	51,013
6.05%, 06/05/54	50	50,108
		132,173
Water — 0.1%
American Water Capital Corp.
3.25%, 06/01/51	55	36,882
71
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
3.45%, 05/01/50	$50	$35,122
3.75%, 09/01/47	35	26,478
4.00%, 12/01/46	40	31,998
4.15%, 06/01/49	60	47,443
4.20%, 09/01/48	80	64,246
4.30%, 12/01/42	55	46,973
4.30%, 09/01/45	40	34,029
5.45%, 03/01/54	75	72,075
5.70%, 09/01/55	95	93,508
6.59%, 10/15/37	50	56,164
Essential Utilities Inc.
3.35%, 04/15/50	75	49,512
4.28%, 05/01/49	75	58,545
5.30%, 05/01/52	30	27,169
		680,144
Total Corporate Bonds & Notes — 44.7% (Cost: $288,171,952)		255,932,941
Foreign Government Obligations
Angola — 0.1%
Angola Government International Bonds
9.13%, 11/26/49(f)	200	161,704
9.38%, 05/08/48(f)	200	165,692
		327,396
Argentina — 0.4%
Argentina Bonar Bonds
3.50%, 07/09/41(e)	59	33,109
5.00%, 01/09/38(e)	315	199,356
Argentina Republic Government International Bonds
3.50%, 07/09/41(e)	1,084	632,043
4.38%, 07/09/46(b)(e)	218	133,513
5.00%, 01/09/38(b)(e)	1,350	908,987
Provincia de Buenos Aires/Government Bonds
5.88%, 09/01/37(e)(f)	80	46,712
6.63%, 09/01/37(e)(f)	611	419,403
		2,373,123
Bahrain — 0.1%
Bahrain Government International Bonds
6.00%, 09/19/44(f)	200	174,834
7.50%, 02/12/36(f)	200	213,363
		388,197
Brazil — 0.2%
Brazil Government International Bonds
4.75%, 01/14/50	400	288,074
5.00%, 01/27/45(b)	400	310,951
5.63%, 01/07/41	200	182,943
5.63%, 02/21/47	200	165,390
7.13%, 01/20/37	200	217,490
7.13%, 05/13/54	200	194,525
		1,359,373
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(f)	100	98,406
Canada — 0.0%
OMERS Finance Trust, 4.00%, 04/19/52(a)	55	41,884
Security	Par (000)	Value
Chile — 0.3%
Chile Government International Bonds
3.10%, 05/07/41	$200	$149,881
3.10%, 01/22/61	400	239,503
3.50%, 01/25/50	200	141,145
3.50%, 04/15/53	200	138,517
3.63%, 10/30/42	150	121,037
3.86%, 06/21/47	200	154,246
4.00%, 01/31/52	200	152,633
4.34%, 03/07/42	200	174,249
4.95%, 01/05/36	200	198,220
		1,469,431
China — 0.0%
China Government International Bonds, 2.75%, 12/03/39(f)	200	174,547
Colombia — 0.3%
Colombia Government International Bonds
3.88%, 02/15/61	200	118,760
4.13%, 05/15/51	200	126,938
5.00%, 06/15/45	400	291,328
5.20%, 05/15/49	200	146,062
5.63%, 02/26/44	200	158,773
6.13%, 01/18/41	200	173,811
7.38%, 09/18/37	150	151,138
8.00%, 11/14/35	200	210,472
8.38%, 11/07/54	200	202,950
8.75%, 11/14/53	200	211,211
		1,791,443
Costa Rica — 0.1%
Costa Rica Government International Bonds
7.16%, 03/12/45(f)	200	209,976
7.30%, 11/13/54(f)	200	211,900
		421,876
Dominican Republic — 0.2%
Dominican Republic International Bonds
5.30%, 01/21/41(f)	150	132,146
5.88%, 01/30/60(f)	300	258,035
6.40%, 06/05/49(f)	150	144,119
6.50%, 02/15/48(f)	150	145,563
6.85%, 01/27/45(f)	250	253,102
6.95%, 03/15/37(f)	150	156,431
7.45%, 04/30/44(f)	200	214,085
		1,303,481
Ecuador — 0.0%
Ecuador Government International Bonds, 5.00%, 07/31/40(e)(f)	300	195,149
Egypt — 0.2%
Egypt Government International Bonds
6.88%, 04/30/40(f)	100	81,257
7.50%, 02/16/61(f)	200	148,770
7.90%, 02/21/48(f)	200	157,002
8.50%, 01/31/47(f)	200	165,996
8.70%, 03/01/49(f)	200	168,342
8.88%, 05/29/50(f)	200	171,233
		892,600
El Salvador — 0.0%
El Salvador Government International Bonds, 7.12%, 01/20/50(f)	200	166,918
Schedule of Investments
72

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ghana — 0.0%
Ghana Government International Bonds, 1.50%, 01/03/37(f)	$100	$47,487
Guatemala — 0.1%
Guatemala Government Bonds
6.13%, 06/01/50(f)	200	185,907
6.60%, 06/13/36(f)	200	209,257
		395,164
Hong Kong — 0.1%
Airport Authority, 3.25%, 01/12/52(a)	200	146,350
Hong Kong Government International Bonds, 5.25%, 01/11/53(a)	200	207,124
		353,474
Hungary — 0.1%
Hungary Government International Bonds
3.13%, 09/21/51(f)	200	121,000
5.50%, 03/26/36(f)	200	196,704
6.75%, 09/25/52(f)	200	209,504
7.63%, 03/29/41	200	231,069
		758,277
Indonesia — 0.5%
Indonesia Government International Bonds
3.05%, 03/12/51	200	131,310
3.20%, 09/23/61	200	125,327
3.50%, 02/14/50	200	144,251
3.70%, 10/30/49	200	150,288
4.20%, 10/15/50	200	162,352
4.35%, 01/11/48	200	170,008
5.10%, 02/10/54	200	187,220
5.13%, 01/15/45(f)	200	194,499
5.25%, 01/17/42(f)	200	198,614
5.25%, 01/08/47(f)	200	196,269
5.95%, 01/08/46(f)	200	210,108
6.63%, 02/17/37(f)	200	224,705
6.75%, 01/15/44(f)	200	228,196
7.75%, 01/17/38(f)	200	245,749
8.50%, 10/12/35(f)	200	253,764
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(f)	200	143,091
3.80%, 06/23/50(f)	200	149,999
		3,115,750
Israel — 0.2%
Israel Government International Bonds
3.88%, 07/03/50	200	141,019
4.50%, 01/30/43	200	169,292
5.75%, 03/12/54	200	184,780
State of Israel
3.38%, 01/15/50	200	130,574
3.80%, 05/13/60(f)	600	387,230
		1,012,895
Italy — 0.1%
Republic of Italy Government International Bonds
3.88%, 05/06/51	230	158,535
4.00%, 10/17/49	290	208,798
		367,333
Security	Par (000)	Value
Ivory Coast — 0.1%
Ivory Coast Government International Bonds
8.08%, 04/01/36(f)	$200	$198,251
8.25%, 01/30/37(f)	200	198,873
		397,124
Jamaica — 0.0%
Jamaica Government International Bonds, 7.88%, 07/28/45	200	235,881
Jordan — 0.0%
Jordan Government International Bonds, 7.38%, 10/10/47(f)	200	185,174
Kazakhstan — 0.1%
Kazakhstan Government International Bonds
4.88%, 10/14/44(f)	200	182,075
6.50%, 07/21/45(f)	200	218,788
		400,863
Kenya — 0.0%
Republic of Kenya Government International Bonds, 9.50%, 03/05/36(f)	200	197,257
Lebanon — 0.0%
Lebanon Government International Bonds
7.05%, 11/02/35(f)(g)(h)	100	19,671
7.25%, 03/23/37(f)(g)(h)	150	29,261
		48,932
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(f)	200	176,210
Mexico — 0.7%
Mexico Government International Bonds
3.75%, 04/19/71	200	115,035
3.77%, 05/24/61	400	238,734
4.28%, 08/14/41	300	234,428
4.35%, 01/15/47	200	146,913
4.40%, 02/12/52	200	141,895
4.50%, 01/31/50	200	147,556
4.60%, 01/23/46	200	153,583
4.60%, 02/10/48	200	150,927
4.75%, 03/08/44	340	271,165
5.00%, 04/27/51	200	156,811
5.55%, 01/21/45	300	268,144
5.75%, 10/12/2110	250	202,920
6.00%, 05/07/36	400	401,136
6.05%, 01/11/40	350	338,335
6.34%, 05/04/53	200	184,981
6.40%, 05/07/54	200	185,641
6.63%, 01/29/38	200	204,816
6.88%, 05/13/37	400	420,962
7.38%, 05/13/55	200	209,085
		4,173,067
Morocco — 0.0%
Morocco Government International Bonds, 4.00%, 12/15/50(f)	400	280,076
Nigeria — 0.1%
Nigeria Government International Bonds
7.63%, 11/28/47(f)	200	167,150
8.25%, 09/28/51(f)	200	175,954
		343,104
73
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oman — 0.1%
Oman Government International Bonds
6.50%, 03/08/47(f)	$200	$210,071
6.75%, 01/17/48(f)	200	213,971
7.00%, 01/25/51(f)	200	220,254
		644,296
Panama — 0.3%
Panama Government International Bonds
3.87%, 07/23/60	200	120,601
4.30%, 04/29/53	200	137,227
4.50%, 05/15/47	200	146,532
4.50%, 04/16/50	200	141,769
4.50%, 04/01/56	200	137,565
4.50%, 01/19/63	200	136,448
6.70%, 01/26/36	215	220,430
6.85%, 03/28/54	200	192,222
8.00%, 03/01/38	200	221,124
		1,453,918
Paraguay — 0.1%
Paraguay Government International Bonds
5.40%, 03/30/50(f)	200	176,138
6.10%, 08/11/44(f)	200	197,553
		373,691
Peru — 0.2%
Peru Government International Bonds
2.78%, 12/01/60	260	138,742
3.23%, 07/28/2121	130	69,391
3.30%, 03/11/41	100	75,551
3.55%, 03/10/51	200	137,302
3.60%, 01/15/72	125	76,122
5.63%, 11/18/50	220	210,590
5.88%, 08/08/54	200	194,649
6.55%, 03/14/37	150	164,733
Peruvian Government International Bonds, 6.20%, 06/30/55	100	101,198
		1,168,278
Philippines — 0.3%
Philippines Government International Bonds
2.65%, 12/10/45	200	131,459
2.95%, 05/05/45	200	139,523
3.20%, 07/06/46	200	142,843
3.70%, 03/01/41	200	166,374
3.70%, 02/02/42	200	163,316
3.95%, 01/20/40	300	264,421
4.20%, 03/29/47	200	167,405
5.50%, 01/17/48	400	399,592
		1,574,933
Poland — 0.1%
Republic of Poland Government International Bonds
5.50%, 04/04/53	300	281,076
5.50%, 03/18/54	400	374,813
		655,889
Qatar — 0.3%
Qatar Government International Bonds
4.40%, 04/16/50(f)	400	341,780
4.63%, 06/02/46(f)	200	180,490
4.82%, 03/14/49(f)	600	549,250
5.10%, 04/23/48(f)	700	669,266
5.75%, 01/20/42(a)	200	211,717
		1,952,503
Security	Par (000)	Value
Romania — 0.1%
Romania Government International Bonds
4.00%, 02/14/51(f)	$200	$128,564
5.13%, 06/15/48(f)	140	109,897
6.13%, 01/22/44(f)	100	91,424
7.50%, 02/10/37(f)	130	138,300
7.63%, 01/17/53(f)	150	156,396
		624,581
Saudi Arabia — 0.5%
Saudi Government International Bonds
3.25%, 11/17/51(f)	200	129,991
3.45%, 02/02/61(f)	200	125,129
3.75%, 01/21/55(f)	400	277,406
4.50%, 10/26/46(f)	600	502,845
4.50%, 04/22/60(f)	200	158,910
4.63%, 10/04/47(f)	400	338,194
5.00%, 04/17/49(f)	400	353,689
5.00%, 01/18/53(f)	200	173,653
5.25%, 01/16/50(f)	400	366,934
5.75%, 01/16/54(f)	400	387,167
		2,813,918
Senegal — 0.0%
Senegal Government International Bonds, 6.75%, 03/13/48(f)	200	126,860
South Africa — 0.2%
Republic of South Africa Government International Bonds
5.00%, 10/12/46	200	141,841
5.38%, 07/24/44	200	154,211
5.65%, 09/27/47	200	152,308
5.75%, 09/30/49	200	151,854
7.30%, 04/20/52	200	182,999
7.95%, 11/19/54(f)	200	193,802
		977,015
South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	200	142,393
Korea International Bonds, 3.88%, 09/20/48	200	164,622
		307,015
Sri Lanka — 0.1%
Sri Lanka Government International Bonds
3.60%, 05/15/36(e)(f)	150	125,699
3.60%, 02/15/38(e)(f)	188	157,867
		283,566
Supranational — 0.0%
European Investment Bank, 4.88%, 02/15/36	5	5,250
Inter-American Development Bank
3.20%, 08/07/42	50	40,207
3.88%, 10/28/41	110	96,960
4.38%, 01/24/44	50	46,275
		188,692
Turkey — 0.3%
Turkiye Government International Bonds
4.88%, 04/16/43	200	145,794
5.75%, 05/11/47	400	310,514
6.00%, 01/14/41	300	256,973
6.63%, 02/17/45	200	175,942
6.75%, 05/30/40(b)	200	189,290
6.88%, 03/17/36(b)	350	348,762
Schedule of Investments
74

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
7.25%, 03/05/38(b)	$50	$51,989
		1,479,264
Ukraine — 0.0%
Ukraine Government International Bonds
3.00%, 02/01/36(e)(f)	141	72,699
4.50%, 02/01/36(e)(f)	188	98,745
		171,444
United Arab Emirates — 0.3%
Abu Dhabi Government International Bonds
2.70%, 09/02/70(f)	200	109,992
3.00%, 09/15/51(f)	200	132,665
3.13%, 09/30/49(f)	400	278,139
3.88%, 04/16/50(f)	400	315,682
4.13%, 10/11/47(f)	200	167,921
5.50%, 04/30/54(f)	200	202,216
Emirate of Dubai Government International Bonds, 5.25%, 01/30/43(f)	200	195,596
Finance Department Government of Sharjah, 4.00%, 07/28/50(f)	200	131,376
UAE International Government Bonds
3.25%, 10/19/61(f)	200	133,297
4.95%, 07/07/52(f)	200	187,398
		1,854,282
Uruguay — 0.2%
Oriental Republic of Uruguay, 5.25%, 09/10/60	130	118,154
Uruguay Government International Bonds
4.13%, 11/20/45	55	47,107
4.98%, 04/20/55	305	270,444
5.10%, 06/18/50	390	359,954
5.44%, 02/14/37	95	98,143
7.63%, 03/21/36	150	179,870
		1,073,672
Zambia — 0.0%
Zambia Government International Bonds, 0.50%, 12/31/53(f)	200	133,662
Total Foreign Government Obligations — 7.2% (Cost: $44,217,865)		41,349,371
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	150	144,032
California — 0.5%
Bay Area Toll Authority RB BAB
Series S-1, 7.04%, 04/01/50(b)	50	56,568
Series S-3, 6.91%, 10/01/50	170	190,161
California State University RB
Class B,2.72%, 11/01/52	200	128,992
5.18%, 11/01/53	100	93,994
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	110,557
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	52,927
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49	100	80,556
Los Angeles Community College District/California GO BAB, 6.75%, 08/01/49	200	219,504
Security	Par (000)	Value
California (continued)
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	$50	$58,105
Regents of the University of California Medical Center Pooled Revenue RB
3.71%, 05/15/2120	225	138,388
Series N, 3.26%, 05/15/60	65	40,785
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	160,567
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	125	125,324
San Diego County Water Authority RB BAB, Series B, Class B,6.14%, 05/01/49	50	50,996
State of California GO
4.60%, 04/01/38	100	101,937
5.20%, 03/01/43	105	102,220
State of California GO BAB
7.30%, 10/01/39	400	463,634
7.55%, 04/01/39	250	300,450
7.60%, 11/01/40	245	298,382
University of California RB
Series AQ, 4.77%, 05/15/2115	150	120,612
Series BG, 3.07%, 05/15/51	200	125,994
		3,020,653
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	20,129
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	50	41,876
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue RB, Series C, 4.28%, 10/01/41	50	45,331
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	89	95,412
Project M, Series 2010-A, 6.66%, 04/01/57	45	47,514
		142,926
Illinois — 0.1%
Chicago O'Hare International Airport RB, Series C, Class C,4.57%, 01/01/54	250	212,346
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series B, Class B,6.90%, 12/01/40	230	256,365
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	56,849
		525,560
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.20%, 12/01/39	210	213,314
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB, Class D,3.05%, 07/01/40	50	37,964
Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	200	204,118
75
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	$25	$25,512
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	51,627
		281,257
Michigan — 0.1%
Michigan State University RB, 4.17%, 08/15/2122	100	72,280
University of Michigan RB
Class B,3.50%, 04/01/52	200	144,237
Series B, 2.44%, 04/01/40(b)	200	147,337
		363,854
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50	100	70,246
New Jersey — 0.1%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	150	179,635
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	100	110,498
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	200	230,456
		520,589
New York — 0.3%
City of New York GO BAB, Series C-1, 5.52%, 10/01/37	200	203,451
Empire State Development Corp. RB BABA, 5.77%, 03/15/39	45	46,715
Metropolitan Transportation Authority Dedicated Tax Fund RB BAB, 7.34%, 11/15/39	130	152,182
Metropolitan Transportation Authority RB BAB, Series E, 6.81%, 11/15/40	125	135,749
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43(b)	250	244,570
6.01%, 06/15/42	200	204,791
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39(b)	100	103,151
Port Authority of New York & New Jersey RB
3.29%, 08/01/69	300	187,071
5.07%, 07/15/53	30	28,047
Series 168, 4.93%, 10/01/51	80	73,164
Series 174, 4.46%, 10/01/62	350	291,233
Series 181, 4.96%, 08/01/46	50	47,317
Series 225, 3.18%, 07/15/60	70	44,147
		1,761,588
Ohio — 0.1%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	50	62,551
American Municipal Power Inc. RB BAB, 6.45%, 02/15/44(b)	200	213,249
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	61,670
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	96,663
		434,133
Security	Par (000)	Value
Oklahoma — 0.1%
Oklahoma Development Finance Authority RB
4.62%, 06/01/44	$85	$81,153
4.71%, 05/01/52	175	157,922
		239,075
Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38	150	140,544
Pennsylvania State University (The) RB, 2.79%, 09/01/43	75	56,398
		196,942
Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	42,773
Texas — 0.3%
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	150	139,159
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	50	51,115
Dallas Area Rapid Transit RB, Class A,2.61%, 12/01/48	100	66,027
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44(b)	100	102,065
Dallas County Hospital District GOL BAB, Series C, Class C,5.62%, 08/15/44	30	30,049
Dallas Fort Worth International Airport RB
Class A,4.51%, 11/01/51	200	170,534
Series C, Class C,2.92%, 11/01/50	100	69,392
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52	150	99,134
North Texas Tollway Authority RB BAB, Series B, Class B,6.72%, 01/01/49	70	77,058
Permanent University Fund - Texas A&M University System RB, Series B, Class B,3.66%, 07/01/47	100	80,459
State of Texas GO BAB, 5.52%, 04/01/39	250	259,796
Texas Natural Gas Securitization Finance Corp. RB, 5.17%, 04/01/41	200	203,932
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, Class B,3.92%, 12/31/49	100	78,692
Texas Transportation Commission GO, 2.47%, 10/01/44	50	34,474
		1,461,886
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50	270	153,562
Series C, 4.18%, 09/01/2117	45	32,938
		186,500
Total Municipal Debt Obligations — 1.7% (Cost: $11,280,839)		9,750,628
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 0.1%
Federal National Mortgage Association-ACES, Series 2019-M4, Class A2, 3.61%, 02/25/31	260	252,920
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 5.50%, 07/15/36	290	315,241
Schedule of Investments
76

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
Tennessee Valley Authority
3.50%, 12/15/42	$50	$40,620
5.25%, 09/15/39	65	68,105
5.25%, 02/01/55	50	48,285
5.38%, 04/01/56	500	493,169
5.88%, 04/01/36	200	221,567
		1,186,987
U.S. Government Obligations — 44.3%
U.S. Treasury Note/Bond
1.13%, 05/15/40	4,977	3,096,627
1.13%, 08/15/40	6,700	4,122,594
1.25%, 05/15/50	3,600	1,696,500
1.38%, 11/15/40	5,757	3,667,389
1.38%, 08/15/50	3,890	1,879,356
1.63%, 11/15/50	5,870	3,028,553
1.75%, 08/15/41	7,638	5,056,595
1.88%, 02/15/41	5,970	4,101,577
1.88%, 02/15/51	6,100	3,355,000
1.88%, 11/15/51	8,100	4,408,172
2.00%, 11/15/41	5,300	3,632,984
2.00%, 02/15/50	4,170	2,407,523
2.00%, 08/15/51	7,261	4,097,927
2.25%, 05/15/41	4,503	3,262,564
2.25%, 08/15/46	1,922	1,244,495
2.25%, 08/15/49	4,700	2,900,047
2.25%, 02/15/52	6,150	3,676,547
2.38%, 02/15/42	5,390	3,900,170
2.38%, 11/15/49	3,960	2,505,319
2.38%, 05/15/51	7,889	4,901,041
2.50%, 02/15/45	2,130	1,484,011
2.50%, 02/15/46	895	613,634
2.50%, 05/15/46	1,750	1,196,016
2.75%, 08/15/42	1,450	1,101,094
2.75%, 11/15/42	4,355	3,290,066
2.75%, 08/15/47	1,700	1,196,641
2.75%, 11/15/47	3,120	2,190,337
2.88%, 05/15/43	3,150	2,407,781
2.88%, 08/15/45	500	369,766
2.88%, 11/15/46	850	618,641
2.88%, 05/15/49	5,300	3,747,266
2.88%, 05/15/52	6,500	4,481,953
3.00%, 05/15/42	1,000	792,812
3.00%, 05/15/45	300	227,437
3.00%, 11/15/45	500	376,875
3.00%, 02/15/47	1,300	965,047
3.00%, 02/15/48	3,835	2,813,332
3.00%, 08/15/48	4,840	3,532,444
3.00%, 02/15/49	4,600	3,340,750
3.00%, 08/15/52	4,710	3,330,117
3.13%, 11/15/41	600	488,906
3.13%, 02/15/42	2,600	2,108,031
3.13%, 02/15/43	4,486	3,576,183
3.13%, 08/15/44	1,400	1,093,750
3.13%, 05/15/48	4,247	3,179,941
3.25%, 05/15/42	3,690	3,033,872
3.38%, 08/15/42	4,840	4,036,106
3.38%, 05/15/44	1,450	1,181,297
3.63%, 08/15/43	1,450	1,236,352
3.63%, 02/15/44	2,600	2,204,719
3.63%, 02/15/53	6,499	5,202,246
3.63%, 05/15/53	6,021	4,813,978
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.75%, 11/15/43	$2,300	$1,991,297
3.88%, 08/15/40	650	595,258
3.88%, 02/15/43	1,970	1,750,222
3.88%, 05/15/43	4,730	4,193,441
4.00%, 11/15/42	4,900	4,437,562
4.00%, 11/15/52	5,710	4,899,894
4.13%, 08/15/44	3,999	3,632,842
4.13%, 08/15/53	6,515	5,706,733
4.25%, 05/15/39	300	291,141
4.25%, 11/15/40	2,026	1,932,931
4.25%, 02/15/54	6,100	5,458,547
4.25%, 08/15/54	6,724	6,016,929
4.38%, 11/15/39	1,630	1,591,797
4.38%, 05/15/40	2,137	2,078,900
4.38%, 08/15/43	4,324	4,088,207
4.50%, 08/15/39	1,300	1,290,047
4.50%, 02/15/44	4,945	4,740,246
4.50%, 11/15/54	7,158	6,683,782
4.63%, 02/15/40	1,350	1,352,109
4.63%, 05/15/44	4,550	4,426,297
4.63%, 11/15/44	4,336	4,207,275
4.63%, 05/15/54	7,110	6,774,497
4.63%, 02/15/55	7,529	7,178,431
4.75%, 02/15/41	270	272,194
4.75%, 11/15/43	5,227	5,178,814
4.75%, 02/15/45	7,453	7,342,369
4.75%, 11/15/53	6,776	6,587,542
4.75%, 05/15/55	7,530	7,326,455
5.00%, 05/15/45	4,377	4,450,862
		253,649,002
Total U.S. Government & Agency Obligations — 44.6% (Cost: $308,676,720)		255,088,909
Total Long-Term Investments — 98.2% (Cost: $652,456,590)		562,231,872
	Shares
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.26%(i)(j)(k)	11,037,102	11,037,102
Total Short-Term Securities — 1.9% (Cost: $11,037,102)		11,037,102
Total Investments — 100.1% (Cost: $663,493,692)		573,268,974
Liabilities in Excess of Other Assets — (0.1)%		(428,864)
Net Assets — 100.0%		$572,840,110

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
77
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core 10+ Year USD Bond ETF

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,597,307	$439,795 (a)	$—	$—	$—	$11,037,102	11,037,102	$104,613 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$110,023	$—	$110,023
Corporate Bonds & Notes	—	255,932,941	—	255,932,941
Foreign Government Obligations	—	41,349,371	—	41,349,371
Municipal Debt Obligations	—	9,750,628	—	9,750,628
U.S. Government & Agency Obligations	—	255,088,909	—	255,088,909
Short-Term Securities
Money Market Funds	11,037,102	—	—	11,037,102
	$11,037,102	$562,231,872	$—	$573,268,974
See notes to financial statements.
Schedule of Investments
78

Statements of Assets and Liabilities (unaudited)
August 31, 2025

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$251,646,853	$562,231,872
Investments, at value—affiliated(c)	29,196,748	11,037,102
Cash	—	4,147
Foreign currency, at value(d)	117	345
Receivables:
Investments sold	3,639,368	7,127,870
Securities lending income—affiliated	729	2,974
TBA sales commitments	1,263,297	—
Dividends—affiliated	106,979	13,360
Interest—unaffiliated	1,673,236	6,550,833
Total assets	287,527,327	586,968,503
LIABILITIES
Bank overdraft	46,814	—
Collateral on securities loaned, at value	1,514,500	4,827,102
TBA sales commitments, at value(e)	1,267,760	—
Payables:
Investments purchased	30,390,768	9,271,884
Investment advisory fees	10,717	29,407
Total liabilities	33,230,559	14,128,393
Commitments and contingent liabilities
NET ASSETS	$254,296,768	$572,840,110
NET ASSETS CONSIST OF
Paid-in capital	$263,703,954	$688,711,035
Accumulated loss	(9,407,186)	(115,870,925)
NET ASSETS	$254,296,768	$572,840,110
NET ASSET VALUE
Shares outstanding	5,800,000	11,650,000
Net asset value	$43.84	$49.17
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$255,038,077	$652,456,590
(b) Securities loaned, at value	$1,462,849	$4,629,877
(c) Investments, at cost—affiliated	$29,187,632	$11,037,102
(d) Foreign currency, at cost	$109	$315
(e) Proceeds from TBA sales commitments	$1,263,297	$—
See notes to financial statements.
79
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended August 31, 2025

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$761,962	$87,490
Interest—unaffiliated	4,839,298	14,783,628
Securities lending income—affiliated—net	4,414	17,123
Payment-in-kind interest—unaffiliated	7,538	—
Other income—unaffiliated	134	9,495
Total investment income	5,613,346	14,897,736
EXPENSES
Investment advisory	73,929	180,020
Interest expense	12	—
Total expenses	73,941	180,020
Less:
Investment advisory fees waived	(15,373)	—
Total expenses after fees waived	58,568	180,020
Net investment income	5,554,778	14,717,716
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	492,337	(5,098,408)
Investments—affiliated	(31)	—
In-kind redemptions—unaffiliated(a)	4,742	(3,658,086)
	497,048	(8,756,494)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	1,757,419	(10,879,467)
Investments—affiliated	134	—
Foreign currency translations	11	39
	1,757,564	(10,879,428)
Net realized and unrealized gain (loss)	2,254,612	(19,635,922)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,809,390	$(4,918,206)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
80

Statements of Changes in Net Assets

	iShares Core 5-10 Year USD Bond ETF		iShares Core 10+ Year USD Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$5,554,778	$9,127,045	$14,717,716	$28,953,284
Net realized gain (loss)	497,048	(1,452,478)	(8,756,494)	(9,420,982)
Net change in unrealized appreciation (depreciation)	1,757,564	5,169,888	(10,879,428)	10,980,993
Net increase (decrease) in net assets resulting from operations	7,809,390	12,844,455	(4,918,206)	30,513,295
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,361,492)(b)	(8,944,733)	(14,751,641)(b)	(28,803,357)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	30,030,455	47,585,126	(33,856,696)	41,431,534
NET ASSETS
Total increase (decrease) in net assets	32,478,353	51,484,848	(53,526,543)	43,141,472
Beginning of period	221,818,415	170,333,567	626,366,653	583,225,181
End of period	$254,296,768	$221,818,415	$572,840,110	$626,366,653

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
81
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core 5-10 Year USD Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of period	$43.49	$42.58	$42.85	$48.76	$51.55	$51.67
Net investment income(a)	0.98	1.92	1.82	1.39	0.91	1.09
Net realized and unrealized gain (loss)(b)	0.33	0.88	(0.28)	(6.00)	(2.46)	0.15
Net increase (decrease) from investment operations	1.31	2.80	1.54	(4.61)	(1.55)	1.24
Distributions(c)
From net investment income	(0.96)(d)	(1.89)	(1.81)	(1.30)	(0.86)	(1.36)
From net realized gain	—	—	—	—	(0.38)	—
Total distributions	(0.96)	(1.89)	(1.81)	(1.30)	(1.24)	(1.36)
Net asset value, end of period	$43.84	$43.49	$42.58	$42.85	$48.76	$51.55
Total Return(e)
Based on net asset value	3.05%(f)	6.74%	3.69%	(9.51)%	(3.07)%	2.39%
Ratios to Average Net Assets(g)
Total expenses	0.06%(h)	0.06%	0.06%	0.06%	0.06%	0.06%
Total expenses after fees waived	0.05%(h)	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	4.51%(h)	4.48%	4.28%	3.14%	1.79%	2.09%
Supplemental Data
Net assets, end of period (000)	$254,297	$221,818	$170,334	$162,844	$107,265	$123,730
Portfolio turnover rate(i)(j)	159%	304%	300%	335%	279%	384%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
82

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of period	$50.72	$50.50	$51.61	$66.64	$71.04	$73.73
Net investment income(a)	1.21	2.40	2.35	2.21	2.17	2.24
Net realized and unrealized gain (loss)(b)	(1.56)	0.22	(1.15)	(15.04)	(4.38)	(2.40)
Net increase (decrease) from investment operations	(0.35)	2.62	1.20	(12.83)	(2.21)	(0.16)
Distributions(c)
From net investment income	(1.20)(d)	(2.40)	(2.31)	(2.20)	(2.19)	(2.23)
From net realized gain	—	—	—	—	—	(0.30)
Total distributions	(1.20)	(2.40)	(2.31)	(2.20)	(2.19)	(2.53)
Net asset value, end of period	$49.17	$50.72	$50.50	$51.61	$66.64	$71.04
Total Return(e)
Based on net asset value	(0.68)%(f)	5.34%	2.42%	(19.44)%	(3.23)%	(0.36)%
Ratios to Average Net Assets(g)
Total expenses	0.06%(h)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	4.91%(h)	4.76%	4.66%	4.04%	3.05%	3.00%
Supplemental Data
Net assets, end of period (000)	$572,840	$626,367	$583,225	$338,029	$306,529	$440,428
Portfolio turnover rate(i)	7%	8%	9%	10%	15%	17%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
83
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core 5-10 Year USD Bond	Diversified
Core 10+ Year USD Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Notes to Financial Statements
84

Notes to Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield
85
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
86

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core 5-10 Year USD Bond
Barclays Bank PLC	$363,698	$(363,698)	$—	$—
BNP Paribas SA	319,544	(319,544)	—	—
Citadel Clearing LLC	8,361	(8,361)	—	—
Citigroup Global Markets, Inc.	35,733	(35,733)	—	—
Goldman Sachs & Co. LLC	71,933	(71,933)	—	—
J.P. Morgan Securities LLC	190,387	(190,387)	—	—
Jefferies LLC	41,519	(41,519)	—	—
Morgan Stanley	138,528	(138,528)	—	—
National Bank of Canada	98,196	(98,196)	—	—
Nomura Securities International, Inc.	11,883	(11,883)	—	—
Pershing LLC	94,289	(94,289)	—	—
RBC Capital Markets LLC	63,969	(63,969)	—	—
Scotia Capital (USA), Inc.	17,287	(17,287)	—	—
Toronto-Dominion Bank	7,522	(7,522)	—	—
	$1,462,849	$(1,462,849)	$—	$—
Core 10+ Year USD Bond
Barclays Bank PLC	$505,963	$(505,963)	$—	$—
BNP Paribas SA	848,093	(848,093)	—	—
BofA Securities, Inc.	611,416	(611,416)	—	—
Deutsche Bank Securities, Inc.	117,052	(117,052)	—	—
Goldman Sachs & Co. LLC	284,784	(284,784)	—	—
J.P. Morgan Securities LLC	1,421,006	(1,421,006)	—	—
Jefferies LLC	47,511	(47,511)	—	—
Morgan Stanley	411,114	(411,114)	—	—
National Bank of Canada	23,549	(23,549)	—	—
Pershing LLC	68,597	(68,597)	—	—
RBC Capital Markets LLC	73,857	(73,857)	—	—
UBS AG	178,049	(178,049)	—	—
Wells Fargo Securities LLC	38,886	(38,886)	—	—
	$4,629,877	$(4,629,877)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Core 5-10 Year USD Bond	0.06%
Core 10+ Year USD Bond	0.06
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Notes to Financial Statements (unaudited) (continued)
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Core 5-10 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2031 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Core 5-10 Year USD Bond	$15,373
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Core 5-10 Year USD Bond	$1,232
Core 10+ Year USD Bond	4,767
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
Notes to Financial Statements
88

Notes to Financial Statements (unaudited) (continued)
6. PURCHASES AND SALES
For the six months ended August 31, 2025, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 5-10 Year USD Bond	$386,298,575	$372,596,499	$10,430,104	$10,478,558
Core 10+ Year USD Bond	32,392,409	19,868,416	8,114,983	19,372,552
For the six months ended August 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core 5-10 Year USD Bond	$17,015,873	$2,102,299
Core 10+ Year USD Bond	24,287,389	57,820,868
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 28, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
Core 5-10 Year USD Bond	$(7,456,280)
Core 10+ Year USD Bond	(19,166,968)

(a)	Amounts available to offset future realized capital gains.
As of August 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 5-10 Year USD Bond	$284,249,311	$3,071,289	$(6,481,462)	$(3,410,173)
Core 10+ Year USD Bond	663,592,927	2,336,995	(92,660,948)	(90,323,953)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
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Notes to Financial Statements (unaudited) (continued)
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Notes to Financial Statements
90

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 08/31/25		Year Ended 02/28/25
iShares ETF	Shares	Amount	Shares	Amount
Core 5-10 Year USD Bond
Shares sold	800,000	$34,336,701	1,700,000	$73,389,359
Shares redeemed	(100,000)	(4,306,246)	(600,000)	(25,804,233)
	700,000	$30,030,455	1,100,000	$47,585,126
Core 10+ Year USD Bond
Shares sold	500,000	$24,696,060	3,300,000	$167,944,199
Shares redeemed	(1,200,000)	(58,552,756)	(2,500,000)	(126,512,665)
	(700,000)	$(33,856,696)	800,000	$41,431,534
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
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2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
92

Board Review and Approval of Investment Advisory Contract
iShares Core 10+ Year USD Bond ETF, iShares Core 5-10 Year USD Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
93
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
 The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
94

Board Review and Approval of Investment Advisory Contract (continued)
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
95
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
BAB	Build America Bond
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in this Report
96

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
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August 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Government/Credit Bond ETF | GBF | NYSE Arca
• iShares Intermediate Government/Credit Bond ETF | GVI | Cboe BZX Exchange
• iShares MBS ETF | MBB | NASDAQ

2

Schedule of Investments (unaudited)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41	$5	$3,687
4.65%, 10/01/28	5	5,039
4.75%, 03/30/30	5	5,038
5.38%, 06/15/33	5	5,072
Omnicom Group Inc., 2.60%, 08/01/31	5	4,499
		23,335
Aerospace & Defense — 0.6%
Boeing Co. (The)
2.70%, 02/01/27	20	19,549
2.80%, 03/01/27	5	4,892
2.95%, 02/01/30	5	4,693
3.25%, 02/01/28	15	14,643
3.25%, 02/01/35	20	17,062
3.45%, 11/01/28	5	4,880
3.50%, 03/01/39	5	3,971
3.60%, 05/01/34	32	28,502
3.63%, 02/01/31	45	42,963
3.95%, 08/01/59	15	10,342
5.04%, 05/01/27	35	35,331
5.15%, 05/01/30	60	61,490
5.71%, 05/01/40	50	50,032
5.81%, 05/01/50	20	19,232
5.93%, 05/01/60	15	14,396
6.30%, 05/01/29	20	21,229
6.53%, 05/01/34	30	32,838
Embraer Netherlands Finance BV, 5.98%, 02/11/35	20	20,758
General Dynamics Corp.
3.63%, 04/01/30	30	29,438
4.25%, 04/01/40	20	18,049
4.25%, 04/01/50	15	12,469
General Electric Co., 6.75%, 03/15/32	10	11,322
HEICO Corp., 5.35%, 08/01/33	5	5,141
Hexcel Corp.
4.20%, 02/15/27	10	9,929
5.88%, 02/26/35	20	20,415
Howmet Aerospace Inc., 5.95%, 02/01/37	25	26,685
L3Harris Technologies Inc.
3.85%, 12/15/26	25	24,874
4.85%, 04/27/35	5	4,923
5.05%, 04/27/45	10	9,353
5.40%, 07/31/33	15	15,472
Lockheed Martin Corp.
2.80%, 06/15/50	10	6,221
3.80%, 03/01/45	5	3,954
3.90%, 06/15/32	5	4,844
4.09%, 09/15/52	15	11,689
4.50%, 02/15/29	15	15,214
4.70%, 05/15/46	5	4,459
4.75%, 02/15/34	15	14,991
5.10%, 11/15/27	5	5,120
5.20%, 02/15/55	10	9,273
5.90%, 11/15/63	5	5,109
Series B, 6.15%, 09/01/36	5	5,500
Northrop Grumman Corp.
3.25%, 01/15/28	5	4,909
4.40%, 05/01/30	5	5,039
4.70%, 03/15/33	5	5,001
4.90%, 06/01/34	25	25,038
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp.
2.25%, 07/01/30	$20	$18,272
2.82%, 09/01/51	10	6,089
3.03%, 03/15/52	10	6,326
3.75%, 11/01/46	15	11,415
4.13%, 11/16/28	5	5,003
4.45%, 11/16/38	5	4,626
4.50%, 06/01/42	25	22,045
4.63%, 11/16/48	20	17,190
4.80%, 12/15/43	10	9,032
5.15%, 02/27/33	10	10,265
6.00%, 03/15/31	10	10,803
6.05%, 06/01/36	5	5,410
6.10%, 03/15/34	20	21,708
		869,418
Agriculture — 0.4%
Altria Group Inc.
3.40%, 05/06/30	5	4,791
3.40%, 02/04/41	10	7,500
3.70%, 02/04/51	10	6,921
3.88%, 09/16/46	10	7,421
4.45%, 05/06/50	10	7,898
4.80%, 02/14/29	25	25,380
5.38%, 01/31/44	20	19,073
5.80%, 02/14/39	15	15,291
Archer-Daniels-Midland Co.
3.25%, 03/27/30	15	14,425
3.75%, 09/15/47	5	3,789
4.50%, 08/15/33	15	14,818
4.50%, 03/15/49	20	16,891
5.38%, 09/15/35	9	9,433
BAT Capital Corp.
2.26%, 03/25/28	35	33,332
3.46%, 09/06/29	5	4,841
3.56%, 08/15/27	23	22,696
3.98%, 09/25/50	5	3,606
4.39%, 08/15/37	20	18,028
4.54%, 08/15/47	17	13,761
4.70%, 04/02/27	5	5,030
4.74%, 03/16/32	15	14,949
5.28%, 04/02/50	10	8,830
5.83%, 02/20/31	5	5,289
6.00%, 02/20/34	15	15,923
7.08%, 08/02/43	15	16,585
Bunge Ltd. Finance Corp., 2.75%, 05/14/31	15	13,707
Philip Morris International Inc.
1.75%, 11/01/30	5	4,410
2.10%, 05/01/30	5	4,547
3.88%, 08/21/42	10	8,088
4.25%, 11/10/44	16	13,462
4.38%, 11/15/41	10	8,715
4.88%, 11/15/43	15	13,690
5.13%, 11/17/27	45	45,942
5.75%, 11/17/32	25	26,454
6.38%, 05/16/38	20	22,178
Reynolds American Inc., 5.70%, 08/15/35	5	5,144
		482,838
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	14	14,022
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	$6	$5,723
Series 2017-2, Class AA, 3.35%, 04/15/31(a)	3	2,969
Series A, Class A, 2.88%, 01/11/36	9	7,512
Delta Air Lines Inc., 5.25%, 07/10/30	20	20,404
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(a)	7	6,615
Series 2019-1, Class AA, 2.75%, 11/15/33	4	3,267
Southwest Airlines Co.
2.63%, 02/10/30	10	9,196
3.00%, 11/15/26	5	4,916
5.13%, 06/15/27	20	20,229
United Airlines Pass-Through Trust
5.80%, 07/15/37	14	14,336
Series 2014-2, Class A, 3.75%, 03/03/28	19	18,686
Series 2016-2, Class AA, 2.88%, 04/07/30	3	2,962
Series 2020-1, 5.88%, 04/15/29	9	9,416
		140,253
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26	5	4,909
2.85%, 03/27/30	20	18,980
3.25%, 03/27/40	15	11,932
3.38%, 11/01/46	15	10,886
3.38%, 03/27/50	15	10,549
3.63%, 05/01/43	15	11,853
3.88%, 11/01/45	15	11,910
Tapestry Inc., 3.05%, 03/15/32	10	8,961
		89,980
Auto Manufacturers — 0.7%
American Honda Finance Corp.
1.80%, 01/13/31	10	8,720
4.60%, 04/17/30	5	5,048
4.90%, 01/10/34(a)	15	14,971
5.85%, 10/04/30	10	10,640
Cummins Inc.
1.50%, 09/01/30	15	13,245
2.60%, 09/01/50	5	2,949
5.15%, 02/20/34	15	15,367
Ford Motor Co., 4.75%, 01/15/43	25	19,329
Ford Motor Credit Co. LLC
4.00%, 11/13/30	200	185,848
4.13%, 08/17/27	200	196,241
General Motors Co.
4.20%, 10/01/27	5	4,985
5.20%, 04/01/45	10	8,716
5.40%, 10/15/29	10	10,310
5.60%, 10/15/32	15	15,408
5.95%, 04/01/49	20	18,775
6.25%, 10/02/43	10	9,870
6.75%, 04/01/46	5	5,179
6.80%, 10/01/27	10	10,435
General Motors Financial Co. Inc.
2.35%, 02/26/27	30	29,146
2.35%, 01/08/31	20	17,615
2.70%, 06/10/31	20	17,744
4.00%, 10/06/26	30	29,857
4.35%, 01/17/27	10	9,992
5.00%, 04/09/27	20	20,174
5.35%, 01/07/30	40	40,927
5.80%, 06/23/28	5	5,176
Security	Par (000)	Value
Auto Manufacturers (continued)
5.90%, 01/07/35	$20	$20,304
5.95%, 04/04/34	15	15,376
6.10%, 01/07/34	15	15,555
Honda Motor Co. Ltd., 2.53%, 03/10/27	20	19,524
PACCAR Financial Corp., Series R, 4.50%, 11/25/26	5	5,036
Toyota Motor Credit Corp.
3.05%, 03/22/27	5	4,928
3.05%, 01/11/28	5	4,898
4.55%, 05/17/30	5	5,069
4.63%, 01/12/28	20	20,293
4.70%, 01/12/33	5	5,030
4.80%, 01/05/34	5	5,040
5.05%, 05/16/29	50	51,606
5.45%, 11/10/27	5	5,151
		904,477
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	30	18,069
3.25%, 03/01/32(a)	10	9,063
4.35%, 03/15/29	10	9,960
BorgWarner Inc., 2.65%, 07/01/27	15	14,603
Lear Corp.
3.50%, 05/30/30	5	4,771
3.55%, 01/15/52	10	6,523
5.25%, 05/15/49	5	4,388
Magna International Inc.
2.45%, 06/15/30	10	9,203
5.50%, 03/21/33	5	5,155
		81,735
Banks — 6.6%
Banco Santander SA
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	25	24,954
4.38%, 04/12/28	200	200,813
5.54%, 03/14/30, (1-year CMT + 1.450%)(b)	200	207,468
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(b)	15	13,335
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	15	14,170
2.30%, 07/21/32, (1-day SOFR + 1.220%)(b)	35	30,879
2.48%, 09/21/36, (5-year CMT + 1.200%)(b)	25	21,611
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(b)	25	23,079
2.57%, 10/20/32, (1-day SOFR + 1.210%)(b)	35	31,232
2.59%, 04/29/31, (1-day SOFR + 2.150%)(b)	25	23,121
2.68%, 06/19/41, (1-day SOFR + 1.930%)(b)	5	3,597
2.69%, 04/22/32, (1-day SOFR + 1.320%)(b)	25	22,676
2.83%, 10/24/51, (1-day SOFR + 1.880%)(b)	15	9,311
2.97%, 02/04/33, (1-day SOFR + 1.330%)(b)	30	27,086
2.97%, 07/21/52, (1-day SOFR + 1.560%)(b)	5	3,208
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	20	19,200
3.25%, 10/21/27	50	49,250
3.31%, 04/22/42, (1-day SOFR + 1.580%)(b)	40	30,756
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	50	49,115
3.85%, 03/08/37, (5-year CMT + 2.000%)(b)	5	4,616
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(b)	22	21,865
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(b)	45	44,621
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(b)	$20	$17,497
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(b)	35	27,547
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(b)	25	22,866
4.25%, 10/22/26	35	34,997
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(b)	40	32,852
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(b)	30	25,557
4.57%, 04/27/33, (1-day SOFR + 1.830%)(b)	35	34,641
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	50	50,669
5.00%, 01/21/44	40	37,862
5.02%, 07/22/33, (1-day SOFR + 2.160%)(b)	65	66,002
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	40	41,005
5.29%, 04/25/34, (1-day SOFR + 1.910%)(b)	65	66,622
5.47%, 01/23/35, (1-day SOFR + 1.650%)(b)	55	56,794
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	30	31,356
5.87%, 09/15/34, (1-day SOFR + 1.840%)(b)	40	42,422
5.88%, 02/07/42	25	26,109
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	10	10,418
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(b)	20	18,170
Bank of Montreal
2.65%, 03/08/27	5	4,902
3.09%, 01/10/37, (5-year CMT + 1.400%)(b)	10	8,817
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(b)	5	4,899
Bank of New York Mellon Corp. (The)
2.50%, 01/26/32(a)	5	4,464
3.30%, 08/23/29	5	4,842
3.85%, 04/28/28	5	5,008
3.85%, 04/26/29	105	104,688
5.06%, 07/22/32, (1-day SOFR + 1.230%)(b)	15	15,445
5.61%, 07/21/39, (1-day SOFR + 1.770%)(b)	5	5,169
6.32%, 10/25/29, (1-day SOFR + 1.598%)(b)	5	5,326
Bank of Nova Scotia (The)
1.95%, 02/02/27	5	4,865
2.15%, 08/01/31	10	8,837
4.59%, 05/04/37, (5-year CMT + 2.050%)(b)	10	9,593
Barclays PLC
7.39%, 11/02/28, (1-year CMT + 3.300%)(b)	200	212,291
7.44%, 11/02/33, (1-year CMT + 3.500%)(b)	200	228,169
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32	10	9,403
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(b)	15	13,279
2.56%, 05/01/32, (1-day SOFR + 1.167%)(b)	15	13,470
2.57%, 06/03/31, (1-day SOFR + 2.107%)(b)	20	18,361
2.67%, 01/29/31, (1-day SOFR + 1.146%)(b)	5	4,637
2.90%, 11/03/42, (1-day SOFR + 1.379%)(b)	5	3,551
3.06%, 01/25/33, (1-day SOFR + 1.351%)(b)	10	9,030
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	15	14,733
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(b)	10	9,846
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(b)	5	4,943
3.79%, 03/17/33, (1-day SOFR + 1.939%)(b)	30	28,220
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(b)	5	4,327
4.41%, 03/31/31, (1-day SOFR + 3.914%)(b)	25	24,935
Security	Par (000)	Value
Banks (continued)
4.45%, 09/29/27	$15	$15,041
4.54%, 09/19/30, (1-day SOFR + 1.338%)(b)	30	30,135
4.64%, 05/07/28, (1-day SOFR + 1.143%)(b)	65	65,343
4.65%, 07/23/48	29	25,062
4.66%, 05/24/28, (1-day SOFR + 1.887%)(b)	5	5,030
4.91%, 05/24/33, (1-day SOFR + 2.086%)(b)	35	35,122
5.30%, 05/06/44	5	4,744
5.32%, 03/26/41, (1-day SOFR + 4.548%)(b)	5	4,889
5.45%, 06/11/35, (1-day SOFR + 1.447%)(b)	5	5,131
5.83%, 02/13/35, (1-day SOFR + 2.056%)(b)	30	30,772
5.88%, 02/22/33	35	36,834
6.00%, 10/31/33	10	10,653
6.02%, 01/24/36, (1-day SOFR + 1.830%)(b)	35	36,117
6.17%, 05/25/34, (1-day SOFR + 2.661%)(b)	40	42,111
6.27%, 11/17/33, (1-day SOFR + 2.338%)(b)	40	43,356
6.63%, 06/15/32	25	27,553
8.13%, 07/15/39	20	25,199
Citizens Financial Group Inc.
2.50%, 02/06/30	5	4,590
2.64%, 09/30/32	5	4,232
5.64%, 05/21/37, (5-year CMT + 2.750%)(b)	10	10,049
6.65%, 04/25/35, (1-day SOFR + 2.325%)(b)	5	5,436
Cooperatieve Rabobank UA, 5.75%, 12/01/43	50	49,995
Deutsche Bank AG/New York NY, 3.55%, 09/18/31, (1-day SOFR + 3.043%)(b)	210	199,226
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(b)	5	4,849
5.63%, 01/29/32, (1-day SOFR + 1.840%)(b)	10	10,468
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(b)	5	5,220
8.25%, 03/01/38	15	18,373
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	5	5,191
Goldman Sachs Capital I, 6.35%, 02/15/34	5	5,308
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(b)	20	17,558
2.38%, 07/21/32, (1-day SOFR + 1.248%)(b)	55	48,705
2.62%, 04/22/32, (1-day SOFR + 1.281%)(b)	35	31,589
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	10	9,760
2.65%, 10/21/32, (1-day SOFR + 1.264%)(b)	30	26,788
2.91%, 07/21/42, (1-day SOFR + 1.472%)(b)	15	10,768
3.10%, 02/24/33, (1-day SOFR + 1.410%)(b)	35	31,839
3.21%, 04/22/42, (1-day SOFR + 1.513%)(b)	25	18,785
3.44%, 02/24/43, (1-day SOFR + 1.632%)(b)	20	15,304
3.62%, 03/15/28, (1-day SOFR + 1.846%)(b)	80	79,153
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(b)	25	21,984
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(b)	10	9,081
5.02%, 10/23/35, (1-day SOFR + 1.420%)(b)	20	19,873
5.15%, 05/22/45	20	18,228
5.33%, 07/23/35, (1-day SOFR + 1.550%)(b)	30	30,525
5.73%, 01/28/56, (1-day SOFR + 1.696%)(b)	30	29,921
6.25%, 02/01/41	15	16,102
6.45%, 05/01/36	30	32,650
6.56%, 10/24/34, (1-day SOFR + 1.950%)(b)	15	16,649
6.75%, 10/01/37	30	33,298
HSBC Bank USA NA/New York, 7.00%, 01/15/39	70	81,794
HSBC Holdings PLC
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(b)	150	147,577
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	200	201,281
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	$200	$201,470
6.25%, 03/09/34, (1-day SOFR + 2.390%)(b)	200	215,909
Huntington Bancshares Inc./Ohio
4.44%, 08/04/28, (1-day SOFR + 1.970%)(b)	5	5,015
5.02%, 05/17/33, (1-day SOFR + 2.050%)(b)	5	5,004
ING Groep NV, 5.34%, 03/19/30, (1-day SOFR + 1.440%)(b)	200	206,335
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(b)	5	4,391
2.18%, 06/01/28, (1-day SOFR + 1.890%)(b)	15	14,508
2.52%, 04/22/31, (1-day SOFR + 2.040%)(b)	15	13,858
2.55%, 11/08/32, (1-day SOFR + 1.180%)(b)	20	17,831
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(b)	35	31,657
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(b)	21	19,584
2.96%, 01/25/33, (1-day SOFR + 1.260%)(b)	45	40,807
3.11%, 04/22/51, (1-day SOFR + 2.440%)(b)	30	20,038
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.460%)(b)	30	22,705
3.33%, 04/22/52, (1-day SOFR + 1.580%)(b)	20	13,831
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	20	19,700
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(b)	20	15,726
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(b)	10	10,011
4.25%, 10/01/27	10	10,064
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(b)	20	16,723
4.32%, 04/26/28, (1-day SOFR + 1.560%)(b)	10	10,012
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(b)	5	5,036
4.59%, 04/26/33, (1-day SOFR + 1.800%)(b)	30	29,843
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	10	10,121
4.85%, 02/01/44	5	4,623
4.91%, 07/25/33, (1-day SOFR + 2.080%)(b)	110	111,487
4.95%, 10/22/35, (1-day SOFR + 1.340%)(b)	40	39,779
4.95%, 06/01/45	5	4,572
5.14%, 01/24/31, (1-day SOFR + 1.010%)(b)	20	20,622
5.29%, 07/22/35, (1-day SOFR + 1.460%)(b)	50	50,999
5.34%, 01/23/35, (1-day SOFR + 1.620%)(b)	50	51,342
5.35%, 06/01/34, (1-day SOFR + 1.845%)(b)	50	51,640
5.50%, 01/24/36, (1-day SOFR + 1.315%)(b)	30	30,985
5.50%, 10/15/40	15	15,287
5.60%, 07/15/41	15	15,363
5.63%, 08/16/43	20	20,158
5.72%, 09/14/33, (1-day SOFR + 2.580%)(b)	35	36,647
6.25%, 10/23/34, (1-day SOFR + 1.810%)(b)	20	21,842
8.00%, 04/29/27	35	37,185
KeyCorp
4.10%, 04/30/28	5	4,988
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(b)	5	5,369
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	20	12,663
0.00%, 06/29/37(a)(c)	175	104,445
1.75%, 09/14/29	5	4,646
3.00%, 05/20/27	5	4,941
3.75%, 02/15/28	50	50,163
3.88%, 06/15/28	10	10,070
Security	Par (000)	Value
Banks (continued)
4.00%, 03/15/29	$5	$5,059
4.13%, 07/15/33	5	5,019
4.38%, 03/01/27	5	5,046
4.38%, 02/28/34	5	5,076
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	5	4,348
3.88%, 06/14/28	5	5,031
4.63%, 04/17/29	15	15,478
Series 37, 2.50%, 11/15/27	5	4,875
Lloyds Banking Group PLC, 4.34%, 01/09/48	100	80,373
Mitsubishi UFJ Financial Group Inc., 3.75%, 07/18/39	200	173,415
Mizuho Financial Group Inc., 2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(b)	200	180,063
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(b)	30	26,021
1.93%, 04/28/32, (1-day SOFR + 1.020%)(b)	35	30,371
2.24%, 07/21/32, (1-day SOFR + 1.178%)(b)	25	21,958
2.48%, 09/16/36, (1-day SOFR + 1.360%)(b)	40	34,649
2.51%, 10/20/32, (1-day SOFR + 1.200%)(b)	45	39,918
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	30	27,947
2.80%, 01/25/52, (1-day SOFR + 1.430%)(b)	10	6,154
2.94%, 01/21/33, (1-day SOFR + 1.290%)(b)	25	22,530
3.59%, 07/22/28(b)	30	29,634
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	30	29,015
3.63%, 01/20/27	10	9,948
3.97%, 07/22/38(b)	55	48,581
4.21%, 04/20/28, (1-day SOFR + 1.610%)(b)	20	19,994
4.38%, 01/22/47	10	8,509
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(b)	20	20,088
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(b)	10	9,315
4.89%, 07/20/33, (1-day SOFR + 2.076%)(b)	40	40,365
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	10	10,211
5.25%, 04/21/34, (1-day SOFR + 1.870%)(b)	25	25,533
5.30%, 04/20/37, (1-day SOFR + 2.620%)(b)	30	30,180
5.32%, 07/19/35, (1-day SOFR + 1.555%)(b)	30	30,565
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	10	10,322
5.47%, 01/18/35, (1-day SOFR + 1.730%)(b)	40	41,260
5.66%, 04/18/30, (1-day SOFR + 1.260%)(b)	10	10,435
5.83%, 04/19/35, (1-day SOFR + 1.580%)(b)	25	26,356
5.94%, 02/07/39, (5-year CMT + 1.800%)(b)	20	20,777
5.95%, 01/19/38, (5-year CMT + 2.430%)(b)	10	10,390
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	5	5,212
6.34%, 10/18/33, (1-day SOFR + 2.560%)(b)	30	32,779
6.38%, 07/24/42	20	21,972
7.25%, 04/01/32	30	34,568
NatWest Group PLC, 4.89%, 05/18/29(b)	200	203,138
Northern Trust Corp.
1.95%, 05/01/30	5	4,545
6.13%, 11/02/32	5	5,443
Oesterreichische Kontrollbank AG, 4.25%, 03/01/28	5	5,068
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(b)	5	4,447
3.15%, 05/19/27	5	4,924
3.45%, 04/23/29	37	36,213
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(b)	5	4,920
5.07%, 01/24/34, (1-day SOFR + 1.933%)(b)	20	20,214
5.40%, 07/23/35, (1-day SOFR + 1.599%)(b)	15	15,334
5.94%, 08/18/34, (1-day SOFR + 1.946%)(b)	5	5,315
6.88%, 10/20/34, (1-day SOFR + 2.284%)(b)	20	22,451
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Regions Financial Corp.
5.72%, 06/06/30, (1-day SOFR +1.490%)(b)	$5	$5,204
7.38%, 12/10/37	5	5,688
Royal Bank of Canada
3.88%, 05/04/32	25	24,051
4.24%, 08/03/27	5	5,023
4.90%, 01/12/28	5	5,102
5.00%, 02/01/33	5	5,122
5.00%, 05/02/33	5	5,113
Santander Holdings USA Inc.
4.40%, 07/13/27	5	5,009
5.35%, 09/06/30, (1-day SOFR + 1.940%)(b)	5	5,137
6.50%, 03/09/29, (1-day SOFR + 2.356%)(b)	5	5,235
6.57%, 06/12/29, (1-day SOFR + 2.700%)(b)	5	5,257
7.66%, 11/09/31, (1-day SOFR + 3.280%)(b)	5	5,634
State Street Corp.
2.20%, 03/03/31	10	8,914
5.16%, 05/18/34, (1-day SOFR + 1.890%)(b)	5	5,133
5.68%, 11/21/29, (1-day SOFR + 1.484%)(b)	105	110,157
6.12%, 11/21/34, (1-day SOFR + 1.958%)(b)	5	5,370
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	200	187,237
5.77%, 01/13/33	200	212,200
Toronto-Dominion Bank (The)
1.25%, 09/10/26	5	4,857
1.95%, 01/12/27	5	4,862
2.00%, 09/10/31	10	8,824
3.20%, 03/10/32	15	13,791
4.11%, 06/08/27	5	5,003
4.46%, 06/08/32	25	24,760
4.69%, 09/15/27	5	5,058
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(b)	5	4,700
4.12%, 06/06/28, (1-day SOFR + 1.368%)(b)	5	5,000
4.87%, 01/26/29, (1-day SOFR + 1.435%)(b)	15	15,224
4.92%, 07/28/33, (1-day SOFR + 2.240%)(b)	5	4,930
5.15%, 08/05/32, (1-day SOFR + 1.571%)(b)	15	15,432
5.71%, 01/24/35, (1-day SOFR + 1.922%)(b)	10	10,414
5.87%, 06/08/34, (1-day SOFR + 2.361%)(b)	15	15,759
6.12%, 10/28/33, (1-day SOFR + 2.300%)(b)	5	5,339
U.S. Bancorp
1.38%, 07/22/30	10	8,740
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	5	5,034
4.84%, 02/01/34, (1-day SOFR + 1.600%)(b)	20	19,885
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	5	5,173
5.68%, 01/23/35, (1-day SOFR + 1.860%)(b)	20	20,849
5.78%, 06/12/29, (1-day SOFR + 2.020%)(b)	5	5,208
5.84%, 06/12/34, (1-day SOFR + 2.260%)(b)	10	10,556
5.85%, 10/21/33, (1-day SOFR + 2.090%)(b)	25	26,435
UBS AG/Stamford CT, 7.50%, 02/15/28	250	269,733
UBS Group AG, 4.88%, 05/15/45	25	22,777
Wachovia Corp., 5.50%, 08/01/35	6	6,121
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(b)	50	48,475
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(b)	10	9,259
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(b)	15	14,166
3.00%, 10/23/26	25	24,668
3.07%, 04/30/41, (1-day SOFR + 2.530%)(b)	35	26,641
3.35%, 03/02/33, (1-day SOFR + 1.500%)(b)	35	32,276
Security	Par (000)	Value
Banks (continued)
3.90%, 05/01/45	$30	$23,883
4.15%, 01/24/29	10	9,995
4.65%, 11/04/44	25	21,659
4.75%, 12/07/46	20	17,270
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	5	5,054
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)	30	30,173
4.90%, 11/17/45	30	26,567
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(b)	40	36,166
5.38%, 11/02/43	15	14,298
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	30	30,867
5.56%, 07/25/34, (1-day SOFR + 1.990%)(b)	35	36,341
5.57%, 07/25/29, (1-day SOFR + 1.740%)(b)	10	10,365
5.61%, 01/15/44	12	11,707
5.95%, 12/01/86	20	20,608
6.49%, 10/23/34, (1-day SOFR + 2.060%)(b)	30	32,970
Wells Fargo Bank NA, 5.85%, 02/01/37	20	20,958
Westpac Banking Corp.
2.67%, 11/15/35, (5-year CMT + 1.750%)(b)	25	22,404
2.96%, 11/16/40	15	11,289
3.13%, 11/18/41	10	7,384
4.11%, 07/24/34, (5-year CMT + 2.000%)(b)	5	4,890
4.42%, 07/24/39	20	18,227
5.05%, 04/16/29	55	56,930
		9,022,527
Beverages — 0.5%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	10	8,889
4.70%, 02/01/36	10	9,777
4.90%, 02/01/46	15	13,670
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	5	4,866
4.38%, 04/15/38	10	9,403
4.44%, 10/06/48	25	21,092
4.75%, 01/23/29	25	25,551
4.75%, 04/15/58	5	4,304
4.90%, 01/23/31	5	5,174
4.95%, 01/15/42	15	14,100
5.45%, 01/23/39	15	15,324
5.55%, 01/23/49	35	34,393
5.80%, 01/23/59	15	15,099
Brown-Forman Corp., 4.75%, 04/15/33	5	5,029
Coca-Cola Co. (The)
1.38%, 03/15/31	10	8,672
1.50%, 03/05/28	5	4,733
2.25%, 01/05/32	5	4,453
2.50%, 06/01/40	10	7,325
2.50%, 03/15/51	35	20,713
2.75%, 06/01/60	5	2,931
2.88%, 05/05/41	5	3,766
3.38%, 03/25/27	10	9,930
3.45%, 03/25/30	5	4,874
4.20%, 03/25/50	10	8,265
Constellation Brands Inc.
3.15%, 08/01/29	5	4,793
3.70%, 12/06/26	10	9,930
3.75%, 05/01/50	20	14,303
4.75%, 05/09/32	5	4,994
Diageo Capital PLC, 2.00%, 04/29/30	150	136,305
Diageo Investment Corp., 7.45%, 04/15/35	5	5,964
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Keurig Dr Pepper Inc.
2.55%, 09/15/26	$10	$9,832
3.35%, 03/15/51	15	9,659
3.80%, 05/01/50	5	3,534
3.95%, 04/15/29	20	19,676
4.05%, 04/15/32	15	14,307
Series 10, 5.20%, 03/15/31	5	5,116
Molson Coors Beverage Co., 4.20%, 07/15/46	25	19,742
PepsiCo Inc.
1.40%, 02/25/31	15	12,993
1.95%, 10/21/31	10	8,782
2.63%, 03/19/27	5	4,903
2.63%, 07/29/29	5	4,753
2.63%, 10/21/41	10	7,068
2.75%, 03/19/30	25	23,596
2.75%, 10/21/51	5	3,083
2.88%, 10/15/49	15	9,693
3.00%, 10/15/27	5	4,916
3.38%, 07/29/49	8	5,690
3.45%, 10/06/46	15	11,164
3.60%, 02/18/28	5	4,973
3.90%, 07/18/32	15	14,563
4.45%, 05/15/28	15	15,230
4.88%, 11/01/40	10	9,639
7.00%, 03/01/29	5	5,489
		667,023
Biotechnology — 0.4%
Amgen Inc.
2.45%, 02/21/30	25	23,135
2.77%, 09/01/53	25	14,618
2.80%, 08/15/41	20	14,424
3.15%, 02/21/40	20	15,480
3.20%, 11/02/27	30	29,439
4.20%, 03/01/33	5	4,829
4.20%, 02/22/52	5	3,888
4.40%, 05/01/45	20	16,914
4.56%, 06/15/48	30	25,270
4.66%, 06/15/51	35	29,616
4.88%, 03/01/53	5	4,319
5.25%, 03/02/33	15	15,391
5.60%, 03/02/43	35	34,556
6.40%, 02/01/39	10	10,834
Biogen Inc.
2.25%, 05/01/30	25	22,744
3.15%, 05/01/50	30	18,675
Gilead Sciences Inc.
1.20%, 10/01/27	25	23,633
2.80%, 10/01/50	20	12,437
2.95%, 03/01/27	25	24,620
4.00%, 09/01/36	10	9,169
4.50%, 02/01/45	15	13,072
4.60%, 09/01/35	25	24,404
4.75%, 03/01/46	15	13,406
4.80%, 04/01/44	25	22,777
5.55%, 10/15/53	5	4,889
5.65%, 12/01/41	10	10,208
Illumina Inc.
2.55%, 03/23/31	15	13,361
5.75%, 12/13/27	5	5,142
Security	Par (000)	Value
Biotechnology (continued)
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	$10	$8,795
2.80%, 09/15/50	20	11,871
Royalty Pharma PLC
2.20%, 09/02/30	10	8,948
3.35%, 09/02/51	10	6,421
3.55%, 09/02/50	20	13,489
		510,774
Building Materials — 0.2%
Carrier Global Corp.
2.70%, 02/15/31	20	18,391
2.72%, 02/15/30	20	18,780
3.38%, 04/05/40	15	11,980
3.58%, 04/05/50	30	21,925
5.90%, 03/15/34	14	14,935
Eagle Materials Inc., 2.50%, 07/01/31	5	4,468
Fortune Brands Innovations Inc., 3.25%, 09/15/29	15	14,347
Johnson Controls International PLC, 4.50%, 02/15/47	20	16,929
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	10	8,860
Lennox International Inc., 1.70%, 08/01/27	5	4,768
Martin Marietta Materials Inc.
2.40%, 07/15/31	10	8,917
3.20%, 07/15/51	10	6,632
3.45%, 06/01/27	25	24,691
3.50%, 12/15/27	25	24,665
Masco Corp., 2.00%, 10/01/30	5	4,458
Owens Corning, 4.30%, 07/15/47	10	8,107
Trane Technologies Financing Ltd., 3.80%, 03/21/29	15	14,850
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48	5	4,152
Vulcan Materials Co.
3.50%, 06/01/30	10	9,652
3.90%, 04/01/27	10	9,964
4.50%, 06/15/47	10	8,454
4.70%, 03/01/48	5	4,330
		264,255
Chemicals — 0.5%
Air Products and Chemicals Inc.
1.85%, 05/15/27	155	149,727
2.70%, 05/15/40	10	7,315
2.80%, 05/15/50	30	18,705
4.80%, 03/03/33	10	10,098
Albemarle Corp.
4.65%, 06/01/27	25	25,016
5.05%, 06/01/32(a)	10	9,783
CF Industries Inc., 5.15%, 03/15/34	10	9,965
Dow Chemical Co. (The)
2.10%, 11/15/30	5	4,418
4.25%, 10/01/34	5	4,557
4.38%, 11/15/42	15	12,032
5.55%, 11/30/48	15	13,430
6.30%, 03/15/33	10	10,709
6.90%, 05/15/53	5	5,247
DuPont de Nemours Inc.
4.73%, 11/15/28	15	15,284
5.32%, 11/15/38	18	18,763
5.42%, 11/15/48	10	10,063
Eastman Chemical Co.
4.65%, 10/15/44	15	12,513
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.80%, 09/01/42	$5	$4,322
5.00%, 08/01/29	5	5,092
Ecolab Inc., 2.13%, 08/15/50	30	16,138
EIDP Inc.
2.30%, 07/15/30	20	18,365
4.80%, 05/15/33	5	5,008
FMC Corp.
3.45%, 10/01/29	5	4,729
5.65%, 05/18/33	10	9,952
Linde Inc./CT, 2.00%, 08/10/50	25	12,998
LYB International Finance BV, 4.88%, 03/15/44	10	8,429
LYB International Finance III LLC
2.25%, 10/01/30	25	22,319
3.63%, 04/01/51	10	6,490
3.80%, 10/01/60	10	6,282
4.20%, 05/01/50	5	3,610
5.50%, 03/01/34	15	14,920
Mosaic Co. (The)
5.38%, 11/15/28	25	25,764
5.45%, 11/15/33	15	15,382
Nutrien Ltd.
3.95%, 05/13/50	5	3,728
4.00%, 12/15/26	5	4,986
4.20%, 04/01/29	30	29,913
4.90%, 03/27/28	5	5,085
5.40%, 06/21/34	15	15,276
PPG Industries Inc., 3.75%, 03/15/28	20	19,819
RPM International Inc.
2.95%, 01/15/32	15	13,427
3.75%, 03/15/27	10	9,919
Sherwin-Williams Co. (The)
2.95%, 08/15/29	5	4,759
3.45%, 06/01/27	75	74,135
3.80%, 08/15/49	30	22,165
Westlake Corp., 5.00%, 08/15/46	15	13,090
		733,727
Commercial Services — 0.4%
Automatic Data Processing Inc.
1.25%, 09/01/30	5	4,368
1.70%, 05/15/28	30	28,383
California Institute of Technology, 4.32%, 08/01/45	5	4,247
Case Western Reserve University, 5.41%, 06/01/2122	5	4,629
Cintas Corp. No. 2, 4.00%, 05/01/32	10	9,721
Emory University, Series 2020, 2.97%, 09/01/50	15	9,753
Equifax Inc., 2.35%, 09/15/31	10	8,817
George Washington University (The), 4.87%, 09/15/45	15	13,582
Global Payments Inc.
2.15%, 01/15/27	5	4,860
2.90%, 05/15/30	5	4,622
2.90%, 11/15/31	30	26,838
5.30%, 08/15/29	10	10,238
5.40%, 08/15/32	10	10,177
GXO Logistics Inc., 2.65%, 07/15/31	5	4,432
Howard University, 5.21%, 10/01/52	5	4,341
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	5	3,963
Series A, 2.81%, 01/01/60	5	2,940
Leland Stanford Junior University (The)
1.29%, 06/01/27	30	28,695
2.41%, 06/01/50	15	8,827
3.65%, 05/01/48	5	3,881
Security	Par (000)	Value
Commercial Services (continued)
Massachusetts Institute of Technology
3.07%, 04/01/52	$5	$3,325
3.96%, 07/01/38	5	4,563
5.60%, 07/01/2111	5	4,883
Moody's Corp.
2.00%, 08/19/31	10	8,786
2.75%, 08/19/41	5	3,528
4.25%, 08/08/32	10	9,841
4.88%, 12/17/48	5	4,448
5.25%, 07/15/44	5	4,789
Northwestern University, 4.64%, 12/01/44	20	18,925
PayPal Holdings Inc.
2.30%, 06/01/30	15	13,770
2.65%, 10/01/26	10	9,844
2.85%, 10/01/29	10	9,533
3.25%, 06/01/50	15	10,201
3.90%, 06/01/27	10	9,989
5.05%, 06/01/52	10	9,137
5.25%, 06/01/62	10	9,191
President and Fellows of Harvard College, 3.15%, 07/15/46	20	14,407
Quanta Services Inc.
2.35%, 01/15/32	10	8,690
2.90%, 10/01/30	25	23,277
RELX Capital Inc.
3.00%, 05/22/30	10	9,484
4.75%, 05/20/32	5	5,058
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	5	2,966
S&P Global Inc.
2.70%, 03/01/29	5	4,781
2.90%, 03/01/32	20	18,279
3.70%, 03/01/52	20	14,932
3.90%, 03/01/62	20	14,861
4.25%, 05/01/29	10	10,066
Thomas Jefferson University, 3.85%, 11/01/57	4	2,776
TR Finance LLC
5.50%, 08/15/35	9	9,216
5.85%, 04/15/40	10	10,282
Trustees of Boston College, 3.13%, 07/01/52	20	13,545
Trustees of Princeton University (The)
5.70%, 03/01/39	15	16,042
Series 2020, 2.52%, 07/01/50	10	6,045
Trustees of the University of Pennsylvania (The), 4.67%, 09/01/2112	5	4,059
University of Chicago (The), Series C, 2.55%, 04/01/50	5	3,207
University of Miami, 4.06%, 04/01/52	10	7,855
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	5	3,824
Series 2017, 3.39%, 02/15/48	10	7,353
University of Southern California
2.81%, 10/01/50	5	3,118
Series A, 3.23%, 10/01/2120	5	2,823
Verisk Analytics Inc.
3.63%, 05/15/50(a)	5	3,578
4.13%, 03/15/29	10	9,995
Washington University (The), 3.52%, 04/15/54	5	3,558
William Marsh Rice University
3.57%, 05/15/45	10	7,848
3.77%, 05/15/55	5	3,737
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Yale University, Series 2020, 2.40%, 04/15/50	$15	$8,816
		586,545
Computers — 0.7%
Amdocs Ltd., 2.54%, 06/15/30	10	9,144
Apple Inc.
1.65%, 05/11/30	5	4,508
2.40%, 08/20/50	25	14,665
2.55%, 08/20/60	30	17,019
2.65%, 05/11/50	30	18,565
2.95%, 09/11/49	30	19,903
3.00%, 11/13/27	44	43,350
3.25%, 08/08/29	10	9,783
3.35%, 08/08/32	30	28,444
3.45%, 02/09/45	15	11,625
3.75%, 11/13/47	25	19,726
3.85%, 05/04/43	35	29,232
3.85%, 08/04/46	29	23,394
4.30%, 05/10/33	5	5,030
4.38%, 05/13/45	30	26,459
4.50%, 02/23/36	35	35,064
4.65%, 02/23/46	45	41,089
CGI Inc., 2.30%, 09/14/31	5	4,393
Dell International LLC/EMC Corp.
3.45%, 12/15/51	4	2,728
4.90%, 10/01/26	10	10,047
5.30%, 10/01/29	5	5,174
5.40%, 04/15/34	15	15,327
6.10%, 07/15/27	5	5,161
6.20%, 07/15/30	10	10,750
8.10%, 07/15/36	25	30,283
DXC Technology Co., 2.38%, 09/15/28	15	14,073
Fortinet Inc., 2.20%, 03/15/31	10	8,910
Hewlett Packard Enterprise Co.
5.00%, 10/15/34	20	19,649
5.60%, 10/15/54	20	18,437
6.20%, 10/15/35	5	5,336
HP Inc.
2.65%, 06/17/31	10	8,975
5.50%, 01/15/33	15	15,401
6.00%, 09/15/41(a)	15	15,231
International Business Machines Corp.
1.95%, 05/15/30	100	90,324
2.85%, 05/15/40	140	103,629
3.50%, 05/15/29	100	97,997
Kyndryl Holdings Inc.
2.70%, 10/15/28	15	14,260
3.15%, 10/15/31	5	4,524
Leidos Inc., 2.30%, 02/15/31	15	13,339
NetApp Inc.
2.70%, 06/22/30	5	4,608
5.70%, 03/17/35	15	15,449
Teledyne FLIR LLC, 2.50%, 08/01/30	10	9,143
Western Digital Corp.
2.85%, 02/01/29	10	9,411
3.10%, 02/01/32	10	8,917
		918,476
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/27	15	14,832
3.25%, 08/15/32	15	13,995
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
3.70%, 08/01/47	$10	$7,774
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	20	12,842
4.15%, 03/15/47	5	3,944
5.15%, 05/15/53(a)	10	9,478
Kenvue Inc.
4.90%, 03/22/33	30	30,477
5.05%, 03/22/28	30	30,760
5.05%, 03/22/53	10	9,119
5.10%, 03/22/43	20	19,183
Procter & Gamble Co. (The)
1.90%, 02/01/27	5	4,869
2.45%, 11/03/26	15	14,753
2.80%, 03/25/27	30	29,520
3.00%, 03/25/30	35	33,599
3.60%, 03/25/50	15	11,284
3.95%, 01/26/28	10	10,058
4.55%, 10/24/34	5	5,013
5.55%, 03/05/37	5	5,384
5.80%, 08/15/34	10	10,861
Unilever Capital Corp.
3.50%, 03/22/28	120	118,915
5.90%, 11/15/32	31	33,807
		430,467
Distribution & Wholesale — 0.0%
LKQ Corp., 6.25%, 06/15/33	25	26,425
WW Grainger Inc., 4.60%, 06/15/45	20	17,727
		44,152
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	150	137,293
3.85%, 10/29/41	15	12,086
3.88%, 01/23/28	15	14,880
Air Lease Corp.
2.10%, 09/01/28	5	4,700
2.88%, 01/15/32	25	22,410
3.13%, 12/01/30	5	4,672
3.63%, 12/01/27	8	7,901
Ally Financial Inc., 6.18%, 07/26/35, (1-day SOFR + 2.290%)(b)	5	5,143
American Express Co.
1.65%, 11/04/26	5	4,861
3.30%, 05/03/27	10	9,883
4.05%, 12/03/42	15	12,692
5.04%, 05/01/34, (1-day SOFR + 1.835%)(b)	15	15,224
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(b)	20	20,600
5.28%, 07/26/35, (1-day SOFR + 1.420%)(b)	15	15,285
Ameriprise Financial Inc.
2.88%, 09/15/26	30	29,614
5.15%, 05/15/33	25	25,695
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	5	4,731
Blue Owl Finance LLC, 4.13%, 10/07/51	5	3,525
Brookfield Finance Inc.
2.72%, 04/15/31	15	13,696
3.90%, 01/25/28	5	4,963
4.35%, 04/15/30	5	4,988
4.70%, 09/20/47	10	8,574
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	$10	$6,778
Capital One Financial Corp.
3.65%, 05/11/27	10	9,914
3.80%, 01/31/28	5	4,955
5.47%, 02/01/29, (1-day SOFR + 2.080%)(b)	5	5,132
5.82%, 02/01/34, (1-day SOFR + 2.600%)(b)	10	10,397
6.18%, 01/30/36, (1-day SOFR + 2.036%)(b)	20	20,639
6.38%, 06/08/34, (1-day SOFR + 2.860%)(b)	15	16,104
7.62%, 10/30/31, (1-day SOFR + 3.070%)(b)	20	22,685
Cboe Global Markets Inc.
1.63%, 12/15/30	10	8,786
3.00%, 03/16/32	15	13,682
Charles Schwab Corp. (The)
1.65%, 03/11/31	15	13,012
1.95%, 12/01/31	5	4,328
2.30%, 05/13/31	10	8,994
2.45%, 03/03/27	10	9,770
2.90%, 03/03/32	5	4,530
3.25%, 05/22/29	5	4,865
5.64%, 05/19/29, (1-day SOFR + 2.210%)(b)	5	5,201
CME Group Inc.
2.65%, 03/15/32	20	18,027
4.15%, 06/15/48	5	4,164
Eaton Vance Corp., 3.50%, 04/06/27	5	4,954
Franklin Resources Inc., 1.60%, 10/30/30	20	17,536
Intercontinental Exchange Inc.
1.85%, 09/15/32	35	29,332
2.10%, 06/15/30	10	9,076
3.00%, 06/15/50	30	19,493
4.35%, 06/15/29	5	5,040
4.60%, 03/15/33	25	24,987
Invesco Finance PLC, 5.38%, 11/30/43	10	9,550
Jefferies Financial Group Inc.
2.63%, 10/15/31	10	8,841
2.75%, 10/15/32	20	17,171
4.15%, 01/23/30	10	9,873
6.25%, 01/15/36	5	5,256
Lazard Group LLC
3.63%, 03/01/27	5	4,999
4.38%, 03/11/29	5	4,996
Legg Mason Inc., 5.63%, 01/15/44	10	9,831
Mastercard Inc.
2.95%, 06/01/29	5	4,833
3.30%, 03/26/27	20	19,818
3.35%, 03/26/30	25	24,319
3.50%, 02/26/28	15	14,879
3.65%, 06/01/49	5	3,760
3.95%, 02/26/48	20	15,957
4.88%, 03/09/28	5	5,122
Nasdaq Inc.
1.65%, 01/15/31	25	21,862
5.55%, 02/15/34	34	35,440
Nomura Holdings Inc., 5.78%, 07/03/34	200	209,506
Radian Group Inc., 4.88%, 03/15/27	10	10,021
Raymond James Financial Inc.
3.75%, 04/01/51	5	3,662
4.65%, 04/01/30	10	10,183
4.95%, 07/15/46	5	4,527
Stifel Financial Corp., 4.00%, 05/15/30	10	9,784
Security	Par (000)	Value
Diversified Financial Services (continued)
Synchrony Financial
2.88%, 10/28/31	$5	$4,433
5.15%, 03/19/29	5	5,062
Visa Inc.
1.10%, 02/15/31	5	4,302
1.90%, 04/15/27	45	43,620
2.75%, 09/15/27	50	48,936
4.15%, 12/14/35	60	57,353
Voya Financial Inc.
4.70%, 01/23/48(b)	10	9,702
4.80%, 06/15/46	5	4,337
5.70%, 07/15/43	5	4,909
		1,332,641
Electric — 2.8%
AEP Texas Inc.
3.45%, 05/15/51	10	6,617
3.95%, 06/01/28	25	24,804
5.25%, 05/15/52	10	8,916
Series G, 4.15%, 05/01/49	10	7,543
Series H, 3.45%, 01/15/50	20	13,508
Series I, 2.10%, 07/01/30	5	4,503
AEP Transmission Co. LLC
3.10%, 12/01/26	5	4,942
4.50%, 06/15/52	10	8,373
5.40%, 03/15/53	25	23,957
AES Corp. (The), 2.45%, 01/15/31	5	4,480
Alabama Power Co., 3.00%, 03/15/52	10	6,413
Ameren Corp., 1.75%, 03/15/28	5	4,715
Ameren Illinois Co.
2.90%, 06/15/51	10	6,212
3.25%, 03/15/50	10	6,713
3.85%, 09/01/32	10	9,531
American Electric Power Co. Inc.
2.30%, 03/01/30	15	13,722
3.25%, 03/01/50	15	9,753
5.63%, 03/01/33	5	5,234
6.95%, 12/15/54, (5-year CMT + 2.675%)(b)	15	15,965
Arizona Public Service Co.
2.20%, 12/15/31	5	4,354
2.65%, 09/15/50	15	8,866
3.35%, 05/15/50	15	10,203
3.75%, 05/15/46	10	7,511
5.55%, 08/01/33	5	5,180
Avangrid Inc., 3.80%, 06/01/29	15	14,740
Avista Corp., 4.35%, 06/01/48	5	4,066
Baltimore Gas & Electric Co., 3.75%, 08/15/47	15	11,366
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	20	12,202
3.70%, 07/15/30	20	19,570
3.80%, 07/15/48	10	7,515
4.45%, 01/15/49	10	8,256
4.50%, 02/01/45	20	17,272
Black Hills Corp.
2.50%, 06/15/30	10	9,180
5.95%, 03/15/28	20	20,783
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	5	5,060
5.05%, 03/01/35	5	5,022
5.30%, 04/01/53	10	9,512
Series AF, 3.35%, 04/01/51	35	23,893
Series ai., 4.45%, 10/01/32	20	19,749
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series Z, 2.40%, 09/01/26	$5	$4,914
CenterPoint Energy Inc., 2.95%, 03/01/30	16	15,031
CMS Energy Corp.
3.45%, 08/15/27	20	19,724
4.75%, 06/01/50, (5-year CMT + 4.116%)(b)	5	4,833
6.50%, 06/01/55, (5-year CMT + 1.961%)(b)	15	15,296
Commonwealth Edison Co.
3.65%, 06/15/46	5	3,783
3.70%, 08/15/28	5	4,962
4.00%, 03/01/48	5	3,953
4.00%, 03/01/49	10	7,738
4.70%, 01/15/44	10	8,916
5.30%, 02/01/53	10	9,365
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	10	7,855
4.90%, 07/01/33	5	5,039
Series A, 4.15%, 06/01/45	10	8,177
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61	10	6,749
3.95%, 03/01/43	5	4,057
4.45%, 03/15/44	15	12,930
4.50%, 12/01/45	5	4,284
4.50%, 05/15/58	15	12,089
4.63%, 12/01/54	10	8,354
6.15%, 11/15/52	10	10,450
Series 20B, 3.95%, 04/01/50	10	7,734
Series B, 3.13%, 11/15/27	5	4,906
Series C, 3.00%, 12/01/60	40	23,534
Constellation Energy Generation LLC
5.60%, 06/15/42	12	11,865
5.80%, 03/01/33	15	15,943
6.13%, 01/15/34	5	5,423
6.25%, 10/01/39	10	10,731
6.50%, 10/01/53	25	26,942
Consumers Energy Co.
3.10%, 08/15/50	15	9,992
3.50%, 08/01/51	5	3,628
3.60%, 08/15/32	10	9,394
3.95%, 05/15/43	10	8,167
4.05%, 05/15/48	5	4,007
Dayton Power & Light Co. (The), 3.95%, 06/15/49	13	9,517
Dominion Energy Inc.
4.70%, 12/01/44	5	4,280
6.20%, 02/15/56, (5-year CMT + 2.006%)(b)	25	24,912
6.63%, 05/15/55, (5-year CMT + 2.207%)(b)	20	20,508
Series A, 4.60%, 03/15/49	5	4,094
Series C, 3.38%, 04/01/30	25	23,996
Series C, 4.90%, 08/01/41	10	8,998
Dominion Energy South Carolina Inc.
6.25%, 10/15/53	5	5,366
Series A, 2.30%, 12/01/31	5	4,429
DTE Electric Co.
2.25%, 03/01/30	5	4,610
Series A, 4.00%, 04/01/43	10	8,214
DTE Energy Co.
2.85%, 10/01/26	10	9,853
4.88%, 06/01/28	5	5,087
5.85%, 06/01/34	20	21,037
Series C, 3.40%, 06/15/29	15	14,507
Duke Energy Carolinas LLC
3.55%, 03/15/52	15	10,683
Security	Par (000)	Value
Electric (continued)
3.95%, 03/15/48	$5	$3,902
4.95%, 01/15/33	10	10,221
5.35%, 01/15/53	25	23,751
Duke Energy Corp.
2.55%, 06/15/31	5	4,501
2.65%, 09/01/26	25	24,635
3.30%, 06/15/41	25	18,827
3.50%, 06/15/51	10	6,819
3.75%, 09/01/46	20	14,883
4.20%, 06/15/49	20	15,459
4.30%, 03/15/28	5	5,024
4.50%, 08/15/32	5	4,934
4.80%, 12/15/45	10	8,677
6.45%, 09/01/54, (5-year CMT + 2.588%)(b)	30	31,069
Duke Energy Florida LLC
3.20%, 01/15/27	50	49,483
3.80%, 07/15/28	34	33,873
Duke Energy Indiana LLC
2.75%, 04/01/50	15	9,169
6.35%, 08/15/38	5	5,505
Series YYY, 3.25%, 10/01/49	20	13,564
Duke Energy Ohio Inc., 5.65%, 04/01/53	15	14,726
Duke Energy Progress LLC
3.45%, 03/15/29	20	19,585
3.70%, 10/15/46	10	7,540
4.15%, 12/01/44	8	6,603
4.20%, 08/15/45	25	20,667
Edison International
4.13%, 03/15/28	5	4,921
5.25%, 11/15/28	10	10,103
El Paso Electric Co., 6.00%, 05/15/35	5	5,178
Emera U.S. Finance LP, 4.75%, 06/15/46	20	16,661
Enel Americas SA, 4.00%, 10/25/26	5	4,969
Enel Chile SA, 4.88%, 06/12/28	10	10,118
Entergy Arkansas LLC, 3.35%, 06/15/52	15	10,083
Entergy Corp.
1.90%, 06/15/28	5	4,707
2.40%, 06/15/31	5	4,458
2.80%, 06/15/30	15	13,957
2.95%, 09/01/26	40	39,440
3.75%, 06/15/50	5	3,567
7.13%, 12/01/54, (5-year CMT + 2.670%)(b)	25	26,032
Entergy Louisiana LLC
2.40%, 10/01/26	5	4,906
3.10%, 06/15/41	5	3,709
3.25%, 04/01/28	10	9,817
4.20%, 09/01/48	15	12,043
4.20%, 04/01/50	10	7,914
4.95%, 01/15/45	5	4,459
5.15%, 09/15/34	25	25,299
5.80%, 03/15/55	5	4,978
Evergy Kansas Central Inc.
3.10%, 04/01/27	35	34,527
3.25%, 09/01/49	15	9,898
4.25%, 12/01/45	5	4,108
5.90%, 11/15/33	5	5,326
Evergy Metro Inc.
4.20%, 06/15/47	15	12,077
Series 2020, 2.25%, 06/01/30(a)	19	17,377
Eversource Energy
3.38%, 03/01/32	10	9,179
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.45%, 01/15/50	$10	$6,945
5.13%, 05/15/33	15	15,060
Series R, 1.65%, 08/15/30	5	4,387
Exelon Corp.
2.75%, 03/15/27	25	24,475
4.05%, 04/15/30	30	29,672
4.10%, 03/15/52	10	7,599
4.45%, 04/15/46	10	8,304
4.70%, 04/15/50	15	12,508
4.95%, 06/15/35	5	4,880
5.10%, 06/15/45	10	9,138
5.15%, 03/15/28	25	25,573
5.60%, 03/15/53	5	4,742
5.63%, 06/15/35	5	5,170
6.50%, 03/15/55, (5-year CMT + 1.975%)(b)	15	15,506
Florida Power & Light Co.
2.45%, 02/03/32	10	8,911
2.88%, 12/04/51	5	3,118
3.15%, 10/01/49	5	3,354
3.70%, 12/01/47	20	15,123
3.95%, 03/01/48	10	7,921
4.40%, 05/15/28	5	5,055
5.30%, 04/01/53	20	19,001
5.69%, 03/01/40	10	10,364
5.95%, 02/01/38	5	5,370
Georgia Power Co.
5.13%, 05/15/52	5	4,636
Series 10-C, 4.75%, 09/01/40	5	4,693
Series A, 3.25%, 03/15/51	15	10,135
Series B, 3.70%, 01/30/50	5	3,701
Iberdrola International BV, 6.75%, 07/15/36	15	17,135
Indiana Michigan Power Co., 6.05%, 03/15/37	10	10,767
Interstate Power & Light Co.
2.30%, 06/01/30	5	4,556
3.10%, 11/30/51	10	6,356
4.10%, 09/26/28	5	4,996
6.25%, 07/15/39	10	10,647
IPALCO Enterprises Inc., 4.25%, 05/01/30	5	4,885
ITC Holdings Corp., 3.35%, 11/15/27	15	14,718
Kentucky Utilities Co., 5.13%, 11/01/40	5	4,863
MidAmerican Energy Co.
5.35%, 01/15/34	5	5,182
5.85%, 09/15/54	25	25,558
6.75%, 12/30/31	5	5,656
Mississippi Power Co., Series B, 3.10%, 07/30/51	5	3,261
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27	20	19,676
3.70%, 03/15/29	20	19,719
4.15%, 12/15/32	20	19,413
4.30%, 03/15/49	15	12,400
5.05%, 09/15/28	5	5,135
5.80%, 01/15/33	15	15,999
Nevada Power Co., Series CC, 3.70%, 05/01/29	5	4,924
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	30	29,080
1.90%, 06/15/28	25	23,582
2.25%, 06/01/30	10	9,110
2.75%, 11/01/29	10	9,443
3.50%, 04/01/29	20	19,554
3.80%, 03/15/82, (5-year CMT + 2.547%)(b)	5	4,834
4.63%, 07/15/27	40	40,352
Security	Par (000)	Value
Electric (continued)
4.80%, 12/01/77(b)	$5	$4,819
4.90%, 02/28/28	30	30,525
5.00%, 02/28/30(a)	10	10,302
5.00%, 07/15/32	15	15,250
5.05%, 02/28/33	5	5,071
5.25%, 03/15/34	5	5,089
5.25%, 02/28/53	10	9,144
6.75%, 06/15/54, (5-year CMT + 2.457%)(b)	15	15,829
Series ., 6.50%, 08/15/55, (5-year CMT + 1.979%)(b)	20	20,969
Northern States Power Co./MN
2.90%, 03/01/50	15	9,689
3.60%, 09/15/47	10	7,451
5.10%, 05/15/53	10	9,193
NorthWestern Corp., 4.18%, 11/15/44	20	16,336
NSTAR Electric Co.
1.95%, 08/15/31	25	21,930
4.40%, 03/01/44	5	4,261
Oglethorpe Power Corp.
4.50%, 04/01/47	15	12,343
5.25%, 09/01/50	7	6,270
5.38%, 11/01/40	10	9,747
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	5	4,800
3.80%, 08/15/28	5	4,970
4.15%, 04/01/47	10	8,109
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	5	2,947
3.75%, 04/01/45	5	3,856
3.80%, 09/30/47	10	7,622
4.55%, 09/15/32	5	4,969
4.55%, 12/01/41	9	7,992
4.60%, 06/01/52	10	8,253
5.75%, 03/15/29	30	31,402
Pacific Gas and Electric Co.
2.50%, 02/01/31	20	17,735
3.30%, 12/01/27	20	19,524
3.50%, 08/01/50	25	16,383
3.75%, 07/01/28	5	4,901
4.30%, 03/15/45	10	7,685
4.45%, 04/15/42	10	7,985
4.50%, 07/01/40	30	25,573
4.55%, 07/01/30	14	13,866
4.95%, 07/01/50	20	16,551
5.80%, 05/15/34	25	25,544
6.70%, 04/01/53	15	15,440
PacifiCorp
2.90%, 06/15/52	25	14,612
3.30%, 03/15/51	10	6,376
3.50%, 06/15/29	15	14,576
4.15%, 02/15/50	15	11,360
5.35%, 12/01/53	10	8,954
5.45%, 02/15/34	15	15,245
5.50%, 05/15/54	50	45,592
PPL Capital Funding Inc.
4.13%, 04/15/30	5	4,959
5.25%, 09/01/34	20	20,281
PPL Electric Utilities Corp., 5.00%, 05/15/33	5	5,108
Progress Energy Inc., 7.75%, 03/01/31	5	5,784
Public Service Co. of Colorado
5.35%, 05/15/34	10	10,179
Series 17, 6.25%, 09/01/37	20	21,609
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Electric & Gas Co.
3.10%, 03/15/32	$10	$9,172
3.60%, 12/01/47	10	7,438
3.70%, 05/01/28	5	4,970
4.05%, 05/01/48	15	11,980
5.20%, 08/01/33	10	10,326
5.45%, 08/01/53	20	19,408
5.50%, 03/01/40	5	5,093
Public Service Enterprise Group Inc., 6.13%, 10/15/33	15	16,073
Puget Energy Inc.
2.38%, 06/15/28	20	18,967
4.10%, 06/15/30	20	19,485
Puget Sound Energy Inc.
3.25%, 09/15/49	6	4,003
5.45%, 06/01/53	25	23,725
San Diego Gas & Electric Co., Series WWW, 2.95%, 08/15/51	25	15,705
Sempra
3.25%, 06/15/27	20	19,648
3.80%, 02/01/38	90	75,849
4.00%, 02/01/48	25	18,684
Southern California Edison Co.
2.25%, 06/01/30	5	4,498
3.65%, 02/01/50	15	10,317
4.00%, 04/01/47	10	7,448
4.65%, 10/01/43	10	8,417
5.20%, 06/01/34	25	24,833
5.45%, 06/01/31	25	25,862
5.45%, 03/01/35	20	20,126
5.70%, 03/01/53	5	4,615
5.88%, 12/01/53	5	4,754
6.65%, 04/01/29	25	26,255
Series 04-G, 5.75%, 04/01/35	5	5,151
Series B, 4.88%, 03/01/49	5	4,173
Series E, 5.45%, 06/01/52	5	4,457
Series H, 3.65%, 06/01/51	5	3,399
Southern Co. (The)
4.25%, 07/01/36	5	4,601
4.40%, 07/01/46	16	13,308
4.85%, 06/15/28	5	5,097
4.85%, 03/15/35	5	4,902
5.11%, 08/01/27	20	20,389
5.70%, 03/15/34	30	31,445
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.069%)(b)	20	20,942
Series A, 3.70%, 04/30/30	15	14,616
Southwestern Electric Power Co.
3.25%, 11/01/51	5	3,220
Series L, 3.85%, 02/01/48	20	14,552
Series M, 4.10%, 09/15/28	5	4,992
Southwestern Public Service Co., 4.50%, 08/15/41	10	8,779
Tampa Electric Co.
2.40%, 03/15/31	10	9,060
4.10%, 06/15/42	5	4,183
4.30%, 06/15/48	5	4,078
5.00%, 07/15/52	5	4,410
Tucson Electric Power Co.
3.25%, 05/15/32	5	4,593
4.00%, 06/15/50	10	7,481
Union Electric Co.
2.63%, 03/15/51	10	5,917
Security	Par (000)	Value
Electric (continued)
2.95%, 06/15/27	$5	$4,919
3.90%, 04/01/52	5	3,771
5.45%, 03/15/53	5	4,776
Virginia Electric & Power Co.
2.45%, 12/15/50	9	5,053
2.95%, 11/15/51	15	9,325
4.00%, 01/15/43	20	16,205
4.60%, 12/01/48	15	12,781
5.45%, 04/01/53	5	4,739
8.88%, 11/15/38	5	6,648
Series B, 2.95%, 11/15/26	25	24,641
Series B, 3.75%, 05/15/27	5	4,974
Series B, 3.80%, 09/15/47	5	3,762
Series C, 4.00%, 11/15/46	10	7,846
Series C, 4.63%, 05/15/52	5	4,179
WEC Energy Group Inc., 1.38%, 10/15/27	45	42,609
Wisconsin Power and Light Co., 3.00%, 07/01/29	20	19,140
Wisconsin Public Service Corp.
2.85%, 12/01/51	10	6,128
3.30%, 09/01/49	20	13,570
3.67%, 12/01/42	5	3,914
Xcel Energy Inc.
2.60%, 12/01/29	15	13,992
3.40%, 06/01/30	20	19,149
3.50%, 12/01/49	10	6,860
4.00%, 06/15/28	20	19,954
5.50%, 03/15/34	25	25,568
		3,772,286
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26	10	9,665
1.95%, 10/15/30	20	18,027
2.00%, 12/21/28	35	32,902
2.80%, 12/21/51	10	6,232
5.25%, 11/15/39	10	10,071
		76,897
Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32	5	5,189
Amphenol Corp., 2.20%, 09/15/31	20	17,697
Arrow Electronics Inc.
2.95%, 02/15/32	5	4,418
3.88%, 01/12/28	5	4,935
Flex Ltd., 4.88%, 06/15/29	10	10,110
Honeywell International Inc.
1.10%, 03/01/27	10	9,571
1.75%, 09/01/31	5	4,306
2.50%, 11/01/26	40	39,270
2.70%, 08/15/29	5	4,757
2.80%, 06/01/50	5	3,139
3.81%, 11/21/47	15	11,530
4.95%, 02/15/28	55	56,294
5.70%, 03/15/36	35	36,927
Hubbell Inc.
2.30%, 03/15/31	10	8,957
3.15%, 08/15/27	5	4,898
Jabil Inc.
3.00%, 01/15/31	10	9,174
4.25%, 05/15/27	5	4,997
Keysight Technologies Inc.
3.00%, 10/30/29	10	9,489
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
4.60%, 04/06/27	$15	$15,068
TD SYNNEX Corp., 2.38%, 08/09/28	10	9,475
Trimble Inc., 4.90%, 06/15/28	10	10,143
Tyco Electronics Group SA, 7.13%, 10/01/37	10	11,725
Vontier Corp.
2.40%, 04/01/28	10	9,495
2.95%, 04/01/31	5	4,551
		306,115
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 5.90%, 03/01/33	5	5,232
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52	5	3,856
Republic Services Inc.
1.45%, 02/15/31	20	17,224
2.30%, 03/01/30	5	4,623
3.05%, 03/01/50	15	10,053
4.88%, 04/01/29	25	25,641
5.00%, 12/15/33	10	10,233
5.00%, 04/01/34	5	5,088
Waste Connections Inc.
2.95%, 01/15/52	20	12,588
3.20%, 06/01/32	25	23,054
4.20%, 01/15/33	5	4,859
4.25%, 12/01/28	25	25,186
Waste Management Inc.
1.50%, 03/15/31	10	8,651
2.00%, 06/01/29	5	4,651
2.50%, 11/15/50	15	8,807
2.95%, 06/01/41	5	3,706
4.15%, 07/15/49	10	8,114
4.63%, 02/15/30	5	5,094
4.65%, 03/15/30	10	10,199
4.88%, 02/15/34	20	20,318
		211,945
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	15	16,351
Conagra Brands Inc.
1.38%, 11/01/27	15	14,070
4.85%, 11/01/28	15	15,160
5.40%, 11/01/48	15	13,190
Flowers Foods Inc.
2.40%, 03/15/31	10	8,821
3.50%, 10/01/26	5	4,942
General Mills Inc.
2.25%, 10/14/31	5	4,395
3.00%, 02/01/51	25	15,756
3.20%, 02/10/27	15	14,798
4.95%, 03/29/33	20	20,121
Hershey Co. (The), 3.13%, 11/15/49	15	9,998
Hormel Foods Corp.
1.80%, 06/11/30	5	4,483
3.05%, 06/03/51	5	3,211
Ingredion Inc., 2.90%, 06/01/30	10	9,353
J.M. Smucker Co. (The)
2.13%, 03/15/32	10	8,491
2.38%, 03/15/30	5	4,600
4.25%, 03/15/35	10	9,290
6.20%, 11/15/33	5	5,373
6.50%, 11/15/53(a)	10	10,648
Security	Par (000)	Value
Food (continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	$5	$4,424
3.75%, 12/01/31	5	4,710
6.50%, 12/01/52	20	20,404
6.75%, 03/15/34	8	8,776
Kellanova
2.10%, 06/01/30	10	9,065
3.40%, 11/15/27	40	39,442
4.30%, 05/15/28	20	20,130
Series B, 7.45%, 04/01/31	15	17,186
Kraft Heinz Foods Co.
3.75%, 04/01/30	5	4,853
3.88%, 05/15/27	5	4,967
4.25%, 03/01/31	10	9,832
4.38%, 06/01/46	20	15,913
4.63%, 01/30/29	25	25,216
4.88%, 10/01/49	15	12,521
5.20%, 07/15/45	10	8,889
5.50%, 06/01/50	5	4,529
Kroger Co. (The)
1.70%, 01/15/31	10	8,705
2.65%, 10/15/26	25	24,582
3.88%, 10/15/46	10	7,599
3.95%, 01/15/50	5	3,747
4.45%, 02/01/47	15	12,422
4.50%, 01/15/29	20	20,235
5.00%, 09/15/34	25	24,910
5.15%, 08/01/43	5	4,619
7.50%, 04/01/31	5	5,739
McCormick & Co. Inc./MD
4.20%, 08/15/47	10	7,946
4.70%, 10/15/34	5	4,857
4.95%, 04/15/33	5	5,041
Mondelez International Inc.
1.88%, 10/15/32	20	16,900
2.63%, 03/17/27	15	14,661
2.63%, 09/04/50	15	8,791
2.75%, 04/13/30	5	4,682
3.00%, 03/17/32	10	9,097
Pilgrim's Pride Corp.
3.50%, 03/01/32	10	9,051
4.25%, 04/15/31	5	4,820
6.25%, 07/01/33	15	15,821
6.88%, 05/15/34	5	5,476
Sysco Corp.
3.30%, 02/15/50	15	10,064
4.85%, 10/01/45	15	13,346
6.60%, 04/01/40	10	11,019
6.60%, 04/01/50	5	5,385
The Campbell's Co.
2.38%, 04/24/30	10	9,138
3.13%, 04/24/50	5	3,192
4.75%, 03/23/35	5	4,790
Tyson Foods Inc.
3.55%, 06/02/27	15	14,837
4.35%, 03/01/29	5	5,004
4.88%, 08/15/34	15	14,775
5.10%, 09/28/48	25	22,422
		737,581
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48	$10	$8,037
4.40%, 08/15/47	10	8,148
5.00%, 09/15/35	5	4,967
Suzano Austria GmbH
2.50%, 09/15/28	20	18,701
3.13%, 01/15/32	5	4,437
3.75%, 01/15/31	15	14,097
Suzano International Finance BV, 5.50%, 01/17/27	10	10,121
		68,508
Gas — 0.3%
Atmos Energy Corp.
1.50%, 01/15/31	10	8,663
2.85%, 02/15/52	5	3,053
3.00%, 06/15/27	140	137,720
4.13%, 03/15/49	14	11,097
5.90%, 11/15/33	5	5,384
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	5	4,406
5.25%, 03/01/28	5	5,135
NiSource Inc.
1.70%, 02/15/31	30	25,988
2.95%, 09/01/29	5	4,769
3.49%, 05/15/27	20	19,787
5.00%, 06/15/52	15	13,127
5.65%, 02/01/45	5	4,878
ONE Gas Inc.
2.00%, 05/15/30	10	9,082
4.66%, 02/01/44	5	4,380
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	15	10,044
4.65%, 08/01/43	10	8,803
5.05%, 05/15/52	5	4,395
Southern California Gas Co., Series XX, 2.55%, 02/01/30	50	46,533
Southern Co. Gas Capital Corp.
4.40%, 05/30/47	5	4,084
5.88%, 03/15/41	15	15,293
Series 2020-A, 1.75%, 01/15/31	30	26,095
Series 21A, 3.15%, 09/30/51	5	3,165
Southwest Gas Corp.
2.20%, 06/15/30	15	13,569
4.05%, 03/15/32	10	9,541
4.15%, 06/01/49	10	7,698
5.45%, 03/23/28	40	41,168
5.80%, 12/01/27	10	10,286
Spire Missouri Inc., 3.30%, 06/01/51	10	6,644
Washington Gas Light Co.
3.65%, 09/15/49	5	3,563
Series K, 3.80%, 09/15/46	5	3,736
		472,086
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.10%, 05/01/50	10	6,685
Stanley Black & Decker Inc.
2.30%, 03/15/30	11	10,005
2.75%, 11/15/50	20	11,380
4.25%, 11/15/28	5	5,007
6.00%, 03/06/28	25	26,028
		59,105
Security	Par (000)	Value
Health Care - Products — 0.4%
Abbott Laboratories
3.75%, 11/30/26	$65	$64,889
4.75%, 11/30/36	10	9,939
4.75%, 04/15/43	5	4,686
4.90%, 11/30/46	5	4,669
5.30%, 05/27/40	30	30,660
6.00%, 04/01/39	5	5,493
Agilent Technologies Inc.
2.10%, 06/04/30	15	13,586
2.30%, 03/12/31	10	8,972
3.05%, 09/22/26	5	4,934
Baxter International Inc.
1.73%, 04/01/31	15	12,846
1.92%, 02/01/27	15	14,506
2.54%, 02/01/32	5	4,347
3.13%, 12/01/51	15	9,198
3.95%, 04/01/30	5	4,908
Boston Scientific Corp.
2.65%, 06/01/30	25	23,336
4.00%, 03/01/28	5	5,012
4.70%, 03/01/49	12	10,615
Danaher Corp., 2.80%, 12/10/51	15	9,301
DH Europe Finance II SARL
2.60%, 11/15/29	20	18,823
3.25%, 11/15/39	5	4,031
3.40%, 11/15/49	20	14,202
Koninklijke Philips NV
5.00%, 03/15/42	5	4,555
6.88%, 03/11/38	10	11,105
Medtronic Global Holdings SCA, 4.50%, 03/30/33	5	4,970
Medtronic Inc., 4.38%, 03/15/35	20	19,433
Revvity Inc.
1.90%, 09/15/28	10	9,312
2.55%, 03/15/31	5	4,462
3.30%, 09/15/29	10	9,554
Solventum Corp.
5.40%, 03/01/29	15	15,640
5.60%, 03/23/34	15	15,554
5.90%, 04/30/54(a)	15	15,010
Stryker Corp.
2.90%, 06/15/50	10	6,496
4.10%, 04/01/43	10	8,343
4.38%, 05/15/44	10	8,562
4.63%, 03/15/46	15	13,312
Thermo Fisher Scientific Inc.
2.00%, 10/15/31	5	4,411
2.60%, 10/01/29	22	20,844
2.80%, 10/15/41	10	7,208
4.10%, 08/15/47	15	12,383
4.80%, 11/21/27	5	5,087
4.98%, 08/10/30	5	5,179
5.00%, 12/05/26	5	5,055
5.40%, 08/10/43	5	4,949
		490,377
Health Care - Services — 1.2%
Adventist Health System/West, 3.63%, 03/01/49	5	3,337
Advocate Health & Hospitals Corp., 4.27%, 08/15/48	10	8,218
Aetna Inc.
4.50%, 05/15/42	10	8,310
6.63%, 06/15/36	15	16,273
6.75%, 12/15/37	10	10,899
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	$5	$3,042
Allina Health System, Series 2019, 3.89%, 04/15/49	5	3,794
Ascension Health
4.85%, 11/15/53(a)	5	4,434
Series B, 3.11%, 11/15/39	25	19,598
Banner Health, 2.91%, 01/01/51	15	9,389
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	5	3,497
Baylor Scott & White Holdings
3.97%, 11/15/46	10	7,946
4.19%, 11/15/45	5	4,123
Centene Corp.
2.45%, 07/15/28	20	18,490
2.50%, 03/01/31	5	4,263
2.63%, 08/01/31	10	8,481
3.00%, 10/15/30	20	17,684
4.25%, 12/15/27	10	9,771
4.63%, 12/15/29	25	24,088
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	5	4,185
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	10	6,098
Cigna Group (The)
3.40%, 03/01/27	5	4,947
3.40%, 03/15/50	15	10,066
4.38%, 10/15/28	50	50,263
4.80%, 08/15/38	25	23,462
4.80%, 07/15/46	25	21,740
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	5	3,595
Dignity Health, 5.27%, 11/01/64	5	4,373
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	5	3,935
Elevance Health Inc.
2.25%, 05/15/30	5	4,560
2.88%, 09/15/29	35	33,160
3.65%, 12/01/27	40	39,652
4.10%, 03/01/28	25	24,980
4.10%, 05/15/32	5	4,815
4.38%, 12/01/47	15	12,119
4.55%, 03/01/48	5	4,121
4.75%, 02/15/33	20	19,907
5.13%, 02/15/53	5	4,410
5.38%, 06/15/34	15	15,327
5.70%, 02/15/55	15	14,280
5.85%, 11/01/64	10	9,583
6.10%, 10/15/52	5	5,035
6.38%, 06/15/37	25	26,979
Hackensack Meridian Health Inc., 4.21%, 07/01/48	10	8,103
HCA Inc.
3.50%, 07/15/51	20	13,128
3.63%, 03/15/32	20	18,585
4.38%, 03/15/42	11	9,199
4.50%, 02/15/27	10	10,009
4.63%, 03/15/52	5	3,975
5.13%, 06/15/39	20	18,852
5.20%, 06/01/28	10	10,244
5.25%, 06/15/49	25	22,035
5.38%, 09/01/26	40	40,147
5.50%, 06/15/47	5	4,617
5.88%, 02/01/29	10	10,418
Security	Par (000)	Value
Health Care - Services (continued)
6.00%, 04/01/54	$15	$14,471
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	5	3,737
Humana Inc.
1.35%, 02/03/27	25	24,010
3.13%, 08/15/29	15	14,277
5.38%, 04/15/31	20	20,601
5.75%, 03/01/28	25	25,864
5.75%, 12/01/28	5	5,214
5.88%, 03/01/33	5	5,220
5.95%, 03/15/34	25	26,168
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48	5	3,942
Inova Health System Foundation, 4.07%, 05/15/52	5	3,905
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	5	3,527
IQVIA Inc., 6.25%, 02/01/29	5	5,269
Kaiser Foundation Hospitals
4.15%, 05/01/47	15	12,274
4.88%, 04/01/42	15	13,933
Series 2021, 2.81%, 06/01/41	22	15,856
Laboratory Corp. of America Holdings
2.70%, 06/01/31	15	13,617
2.95%, 12/01/29	15	14,200
Mass General Brigham Inc., Series 2017, 3.77%, 07/01/48	25	18,958
Mayo Clinic
Series 2013, 4.00%, 11/15/47	5	3,905
Series 2016, 4.13%, 11/15/52	10	7,886
Series 2021, 3.20%, 11/15/61	5	3,104
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	5	3,017
MyMichigan Health, Series 2020, 3.41%, 06/01/50	10	6,861
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	10	8,492
Northwell Healthcare Inc.
3.81%, 11/01/49	5	3,624
3.98%, 11/01/46	15	11,609
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	5	3,017
Novant Health Inc.
2.64%, 11/01/36	10	7,885
3.17%, 11/01/51	5	3,267
3.32%, 11/01/61	10	6,351
OhioHealth Corp., 2.83%, 11/15/41	10	7,125
Orlando Health Obligated Group
3.33%, 10/01/50	10	6,970
4.09%, 10/01/48	5	3,989
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	5	4,182
Piedmont Healthcare Inc.
2.04%, 01/01/32	10	8,512
Series 2042, 2.72%, 01/01/42	10	6,949
Presbyterian Healthcare Services, 4.88%, 08/01/52	5	4,384
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	15	8,660
Series A, 3.93%, 10/01/48	5	3,778
Series I, 3.74%, 10/01/47	5	3,726
Quest Diagnostics Inc.
2.80%, 06/30/31	10	9,149
2.95%, 06/30/30	15	14,117
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50	5	3,056
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Stanford Health Care
3.03%, 08/15/51	$10	$6,357
Series 2018, 3.80%, 11/15/48	10	7,670
Sutter Health, Series 20A, 3.36%, 08/15/50	35	23,949
Texas Health Resources, 2.33%, 11/15/50	5	2,770
Toledo Hospital (The), 5.75%, 11/15/38	5	5,028
Trinity Health Corp., Series 2021, 2.63%, 12/01/40	5	3,607
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	5	4,563
UnitedHealth Group Inc.
3.70%, 05/15/27	5	4,972
2.00%, 05/15/30	5	4,520
2.30%, 05/15/31	5	4,464
2.90%, 05/15/50	20	12,310
2.95%, 10/15/27	25	24,445
3.13%, 05/15/60	5	2,956
3.25%, 05/15/51	20	13,065
3.45%, 01/15/27	35	34,703
3.50%, 08/15/39	20	16,223
3.70%, 08/15/49	20	14,384
3.75%, 10/15/47	10	7,431
3.88%, 12/15/28	10	9,919
3.95%, 10/15/42	10	8,126
4.20%, 05/15/32	5	4,874
4.25%, 01/15/29	10	10,028
4.38%, 03/15/42	20	17,223
4.50%, 04/15/33	15	14,689
4.63%, 07/15/35	25	24,273
4.75%, 07/15/45	19	16,732
4.75%, 05/15/52	20	16,813
5.15%, 07/15/34	40	40,606
5.25%, 02/15/28	10	10,279
5.35%, 02/15/33	50	51,696
5.63%, 07/15/54	25	23,797
5.70%, 10/15/40	10	10,173
5.95%, 02/15/41	15	15,491
6.05%, 02/15/63	10	10,015
6.88%, 02/15/38	38	43,135
Universal Health Services Inc.
1.65%, 09/01/26	15	14,583
2.65%, 10/15/30	10	8,971
WakeMed, Series A, 3.29%, 10/01/52	5	3,333
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	5	4,301
Series 2021, 3.07%, 03/01/51	5	3,093
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	10	5,737
		1,666,503
Holding Companies - Diversified — 0.2%
Apollo Debt Solutions BDC, 6.55%, 03/15/32(d)	15	15,605
Ares Capital Corp.
2.88%, 06/15/28	5	4,772
3.20%, 11/15/31	5	4,455
5.50%, 09/01/30	15	15,194
Series ., 5.80%, 03/08/32	10	10,146
Ares Strategic Income Fund, 6.20%, 03/21/32	15	15,419
Bain Capital Specialty Finance Inc., 2.55%, 10/13/26	5	4,874
Blackstone Private Credit Fund
2.63%, 12/15/26	5	4,871
3.25%, 03/15/27	10	9,790
4.00%, 01/15/29	5	4,883
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.00%, 01/29/32	$20	$20,541
6.00%, 11/22/34	10	10,081
Blackstone Secured Lending Fund, 2.13%, 02/15/27	10	9,644
Blue Owl Capital Corp.
2.63%, 01/15/27	5	4,847
2.88%, 06/11/28	5	4,723
Blue Owl Capital Corp. III, 3.13%, 04/13/27	5	4,853
Blue Owl Credit Income Corp.
6.65%, 03/15/31	15	15,674
7.75%, 09/16/27	5	5,249
FS KKR Capital Corp.
2.63%, 01/15/27	5	4,843
3.13%, 10/12/28	5	4,591
6.13%, 01/15/30	15	14,899
Golub Capital BDC Inc., 2.05%, 02/15/27	5	4,801
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	15	14,865
Sixth Street Lending Partners
5.75%, 01/15/30	15	15,217
6.13%, 07/15/30(d)	5	5,157
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28	5	5,286
		235,280
Home Builders — 0.1%
DR Horton Inc., 1.40%, 10/15/27	15	14,208
Lennar Corp., 4.75%, 11/29/27	20	20,156
MDC Holdings Inc.
2.50%, 01/15/31	5	4,431
3.85%, 01/15/30	5	4,805
3.97%, 08/06/61(a)	5	3,215
6.00%, 01/15/43	15	13,722
PulteGroup Inc.
6.38%, 05/15/33	5	5,442
7.88%, 06/15/32(a)	5	5,891
Toll Brothers Finance Corp.
3.80%, 11/01/29	5	4,888
4.35%, 02/15/28	10	10,025
4.88%, 03/15/27	5	5,034
		91,817
Home Furnishings — 0.0%
Leggett & Platt Inc., 4.40%, 03/15/29	50	49,174
Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28	5	5,089
Clorox Co. (The)
1.80%, 05/15/30	15	13,421
3.10%, 10/01/27	25	24,521
3.90%, 05/15/28	5	4,978
4.60%, 05/01/32	5	5,009
Kimberly-Clark Corp.
1.05%, 09/15/27	25	23,646
3.10%, 03/26/30	10	9,588
3.20%, 04/25/29	15	14,626
3.90%, 05/04/47	25	19,676
4.50%, 02/16/33	5	5,031
6.63%, 08/01/37	10	11,571
		137,156
Insurance — 1.2%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	5	6,022
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aflac Inc.
2.88%, 10/15/26	$5	$4,932
3.60%, 04/01/30	25	24,444
Alleghany Corp.
3.63%, 05/15/30	25	24,385
4.90%, 09/15/44	10	9,163
Allstate Corp. (The)
3.28%, 12/15/26	5	4,943
3.85%, 08/10/49	5	3,750
4.20%, 12/15/46	15	12,239
4.50%, 06/15/43	5	4,330
5.95%, 04/01/36	10	10,672
6.50%, 05/15/67(b)	5	5,165
American International Group Inc.
3.88%, 01/15/35	10	9,210
4.20%, 04/01/28	10	10,009
American National Group Inc., 5.00%, 06/15/27	5	5,037
Aon Corp.
2.80%, 05/15/30	5	4,689
3.75%, 05/02/29	4	3,940
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52	10	7,324
5.35%, 02/28/33	5	5,170
Aon Global Ltd., 4.75%, 05/15/45	5	4,370
Aon North America Inc.
5.15%, 03/01/29	25	25,730
5.45%, 03/01/34	25	25,801
5.75%, 03/01/54	15	14,615
Arch Capital Finance LLC, 4.01%, 12/15/26	5	4,988
Arch Capital Group Ltd.
3.64%, 06/30/50	15	10,838
7.35%, 05/01/34	5	5,780
Arthur J Gallagher & Co., 5.45%, 07/15/34	25	25,704
Assurant Inc.
3.70%, 02/22/30	10	9,685
4.90%, 03/27/28	5	5,069
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31	15	14,027
6.13%, 09/15/28	5	5,262
Athene Holding Ltd.
3.45%, 05/15/52	10	6,298
3.95%, 05/25/51	5	3,520
4.13%, 01/12/28	54	53,863
6.65%, 02/01/33	5	5,409
6.88%, 06/28/55, (5-year CMT + 2.582%)(b)	20	20,240
Axis Specialty Finance LLC, 3.90%, 07/15/29	5	4,916
Axis Specialty Finance PLC, 4.00%, 12/06/27	10	9,930
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	10	8,828
2.50%, 01/15/51	5	2,946
2.88%, 03/15/32	15	13,922
3.85%, 03/15/52	25	18,992
4.20%, 08/15/48	20	16,574
5.75%, 01/15/40	25	26,925
Brighthouse Financial Inc., 5.63%, 05/15/30(a)	15	15,374
Brown & Brown Inc.
2.38%, 03/15/31	10	8,885
4.50%, 03/15/29	10	10,031
4.95%, 03/17/52	10	8,507
Chubb INA Holdings LLC
3.05%, 12/15/61	15	9,044
Security	Par (000)	Value
Insurance (continued)
4.35%, 11/03/45	$25	$21,437
CNA Financial Corp., 3.90%, 05/01/29	25	24,652
CNO Financial Group Inc., 5.25%, 05/30/29	10	10,195
Corebridge Financial Inc.
3.65%, 04/05/27	35	34,684
3.90%, 04/05/32	15	14,197
4.35%, 04/05/42	10	8,418
4.40%, 04/05/52	5	3,987
6.88%, 12/15/52, (5-year CMT + 3.846%)(b)	20	20,652
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(b)	10	9,902
Enstar Group Ltd.
3.10%, 09/01/31	5	4,468
4.95%, 06/01/29	10	10,076
Equitable Holdings Inc.
4.35%, 04/20/28	25	25,067
5.00%, 04/20/48	11	9,813
5.59%, 01/11/33	5	5,199
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	10	6,190
4.87%, 06/01/44	5	4,398
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	15	15,045
4.85%, 04/17/28	20	20,269
6.00%, 12/07/33	25	26,311
Fidelity National Financial Inc., 4.50%, 08/15/28	20	20,064
First American Financial Corp., 2.40%, 08/15/31	10	8,663
Globe Life Inc.
2.15%, 08/15/30	5	4,471
4.80%, 06/15/32	10	9,967
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	15	9,390
5.95%, 10/15/36	5	5,321
Jackson Financial Inc.
3.13%, 11/23/31	5	4,515
4.00%, 11/23/51	5	3,456
5.67%, 06/08/32	5	5,175
Kemper Corp.
2.40%, 09/30/30	15	13,286
3.80%, 02/23/32	25	22,868
Lincoln National Corp.
3.40%, 01/15/31	15	14,088
3.63%, 12/12/26	10	9,918
Manulife Financial Corp., 4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(b)	25	24,746
Markel Group Inc.
3.35%, 09/17/29	15	14,504
3.45%, 05/07/52	5	3,311
3.50%, 11/01/27	10	9,843
4.15%, 09/17/50	10	7,598
5.00%, 04/05/46	5	4,427
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	20	18,100
4.20%, 03/01/48	15	12,220
4.38%, 03/15/29	40	40,390
4.75%, 03/15/39	10	9,509
4.90%, 03/15/49	5	4,451
5.40%, 09/15/33	25	26,015
5.45%, 03/15/53	10	9,552
5.75%, 11/01/32	10	10,670
5.88%, 08/01/33	10	10,704
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
MetLife Inc.
4.60%, 05/13/46	$10	$8,830
4.88%, 11/13/43	10	9,145
5.25%, 01/15/54	10	9,364
5.38%, 07/15/33	20	20,912
5.70%, 06/15/35	20	21,173
6.38%, 06/15/34	5	5,541
6.40%, 12/15/66	15	15,709
Old Republic International Corp., 5.75%, 03/28/34	5	5,142
PartnerRe Finance B LLC, 3.70%, 07/02/29	20	19,562
Primerica Inc., 2.80%, 11/19/31	5	4,506
Principal Financial Group Inc.
2.13%, 06/15/30	5	4,523
3.70%, 05/15/29	10	9,806
4.30%, 11/15/46	10	8,275
5.38%, 03/15/33	5	5,159
Progressive Corp. (The)
3.00%, 03/15/32	5	4,591
3.70%, 01/26/45	5	3,899
4.00%, 03/01/29	20	19,991
4.13%, 04/15/47	5	4,084
4.35%, 04/25/44	5	4,276
Prudential Financial Inc.
3.70%, 03/13/51	5	3,642
3.88%, 03/27/28	50	49,991
3.91%, 12/07/47	10	7,799
4.35%, 02/25/50	10	8,200
4.50%, 09/15/47(b)	10	9,848
5.70%, 12/14/36	10	10,555
6.00%, 09/01/52, (5-year CMT + 3.234%)(b)	10	10,343
6.50%, 03/15/54, (5-year CMT + 2.404%)(b)	20	21,007
6.75%, 03/01/53, (5-year CMT + 2.848%)(b)	5	5,288
Prudential Funding Asia PLC, 3.13%, 04/14/30	15	14,326
Reinsurance Group of America Inc., 3.95%, 09/15/26	35	34,868
RenaissanceRe Finance Inc., 3.45%, 07/01/27	20	19,713
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	5	4,870
Stewart Information Services Corp., 3.60%, 11/15/31	5	4,499
Travelers Companies Inc. (The)
3.05%, 06/08/51	15	9,740
4.10%, 03/04/49	5	3,992
4.60%, 08/01/43	5	4,428
5.45%, 05/25/53	5	4,851
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	11,170
Unum Group
4.50%, 12/15/49	5	3,939
5.75%, 08/15/42	5	4,870
W R Berkley Corp., 4.00%, 05/12/50	15	11,308
Willis North America Inc.
2.95%, 09/15/29	25	23,673
4.65%, 06/15/27	5	5,033
5.05%, 09/15/48	10	8,866
5.35%, 05/15/33	25	25,717
		1,670,703
Internet — 0.6%
Alibaba Group Holding Ltd., 3.40%, 12/06/27	200	197,318
Alphabet Inc.
1.90%, 08/15/40	30	20,065
2.25%, 08/15/60	25	12,965
Amazon.com Inc.
1.50%, 06/03/30	10	8,929
2.50%, 06/03/50	25	14,858
Security	Par (000)	Value
Internet (continued)
2.70%, 06/03/60	$15	$8,561
2.88%, 05/12/41	40	29,954
3.15%, 08/22/27	33	32,588
3.30%, 04/13/27	10	9,916
3.88%, 08/22/37	55	49,949
3.95%, 04/13/52	20	15,667
4.05%, 08/22/47	40	32,922
4.25%, 08/22/57	15	12,174
4.70%, 12/01/32	30	30,669
4.80%, 12/05/34	25	25,610
eBay Inc.
3.60%, 06/05/27	15	14,880
3.65%, 05/10/51	15	10,848
4.00%, 07/15/42	20	16,410
5.95%, 11/22/27	15	15,566
6.30%, 11/22/32	10	10,967
Expedia Group Inc.
3.25%, 02/15/30	15	14,296
4.63%, 08/01/27	10	10,062
Meta Platforms Inc.
3.50%, 08/15/27	15	14,911
4.45%, 08/15/52	25	20,832
4.60%, 05/15/28	20	20,386
4.65%, 08/15/62	20	16,664
4.80%, 05/15/30	5	5,161
5.55%, 08/15/64	10	9,649
5.60%, 05/15/53	25	24,692
5.75%, 05/15/63	10	9,961
Netflix Inc., 4.88%, 04/15/28	5	5,112
VeriSign Inc., 4.75%, 07/15/27	35	35,009
		757,551
Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27	10	10,427
6.75%, 03/01/41	10	10,643
6.80%, 11/29/32(a)	20	22,129
Nucor Corp.
2.98%, 12/15/55	13	7,883
3.13%, 04/01/32	20	18,314
3.85%, 04/01/52	15	11,251
Steel Dynamics Inc.
3.25%, 01/15/31	25	23,517
3.45%, 04/15/30	5	4,794
Vale Overseas Ltd.
3.75%, 07/08/30	27	25,725
6.13%, 06/12/33	25	26,340
		161,023
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	10	8,641
4.40%, 09/15/32	10	9,402
		18,043
Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 01/15/31	15	14,038
Hyatt Hotels Corp.
4.38%, 09/15/28	10	10,006
5.75%, 04/23/30	5	5,195
Las Vegas Sands Corp., 6.20%, 08/15/34	10	10,352
Marriott International Inc./MD
5.45%, 09/15/26	5	5,059
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Series FF, 4.63%, 06/15/30	$10	$10,072
Series GG, 3.50%, 10/15/32	25	22,925
Series HH, 2.85%, 04/15/31	5	4,587
Series X, 4.00%, 04/15/28	15	14,941
		97,175
Machinery — 0.3%
AGCO Corp., 5.80%, 03/21/34	20	20,579
Caterpillar Financial Services Corp.
1.70%, 01/08/27	10	9,711
4.50%, 01/08/27	10	10,073
Caterpillar Inc.
3.25%, 04/09/50	5	3,486
6.05%, 08/15/36	28	30,698
CNH Industrial NV, 3.85%, 11/15/27	25	24,874
Deere & Co.
3.90%, 06/09/42	15	12,711
5.38%, 10/16/29	5	5,250
Dover Corp., 2.95%, 11/04/29	5	4,759
Flowserve Corp., 2.80%, 01/15/32	10	8,771
Ingersoll Rand Inc.
5.40%, 08/14/28	5	5,172
5.70%, 08/14/33	10	10,536
John Deere Capital Corp.
1.75%, 03/09/27	15	14,509
2.25%, 09/14/26	40	39,282
3.05%, 01/06/28	15	14,700
3.90%, 06/07/32	5	4,849
4.70%, 06/10/30	5	5,124
nVent Finance SARL, 5.65%, 05/15/33	15	15,441
Otis Worldwide Corp.
3.36%, 02/15/50	25	17,306
5.25%, 08/16/28	5	5,156
Regal Rexnord Corp.
6.05%, 04/15/28	10	10,349
6.30%, 02/15/30	10	10,583
6.40%, 04/15/33	10	10,636
Rockwell Automation Inc., 1.75%, 08/15/31	10	8,695
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	25	24,759
4.70%, 09/15/28	20	20,257
Xylem Inc./New York
1.95%, 01/30/28	30	28,643
2.25%, 01/30/31(a)	5	4,492
4.38%, 11/01/46	10	8,244
		389,645
Manufacturing — 0.3%
3M Co.
2.25%, 09/19/26	10	9,805
2.38%, 08/26/29	25	23,394
3.05%, 04/15/30	5	4,752
3.25%, 08/26/49	10	6,777
3.38%, 03/01/29	5	4,877
3.63%, 10/15/47	10	7,381
3.70%, 04/15/50	10	7,263
4.00%, 09/14/48	5	3,943
Carlisle Companies Inc.
2.20%, 03/01/32	15	12,845
2.75%, 03/01/30	5	4,675
3.75%, 12/01/27	15	14,858
Security	Par (000)	Value
Manufacturing (continued)
Eaton Corp.
3.92%, 09/15/47	$15	$11,876
4.15%, 03/15/33	30	29,285
4.70%, 08/23/52	10	8,852
Illinois Tool Works Inc., 2.65%, 11/15/26	75	73,934
Parker-Hannifin Corp.
3.25%, 03/01/27	13	12,848
4.10%, 03/01/47	20	16,249
4.20%, 11/21/34	10	9,594
4.45%, 11/21/44	5	4,332
4.50%, 09/15/29	5	5,067
Pentair Finance SARL
4.50%, 07/01/29	10	10,048
5.90%, 07/15/32	5	5,270
Teledyne Technologies Inc.
2.25%, 04/01/28	30	28,575
2.75%, 04/01/31	15	13,731
Textron Inc., 2.45%, 03/15/31	17	15,282
		345,513
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	5	4,650
2.30%, 02/01/32	5	4,233
2.80%, 04/01/31	10	9,001
3.50%, 06/01/41	15	10,764
3.75%, 02/15/28	10	9,850
3.90%, 06/01/52	20	13,226
3.95%, 06/30/62	15	9,289
4.20%, 03/15/28	5	4,970
4.80%, 03/01/50	30	23,190
5.05%, 03/30/29	15	15,230
5.13%, 07/01/49	15	12,171
5.25%, 04/01/53	10	8,166
5.38%, 05/01/47	15	12,756
5.75%, 04/01/48	25	22,293
6.48%, 10/23/45	25	24,303
6.55%, 06/01/34	40	42,415
Comcast Corp.
1.50%, 02/15/31(a)	10	8,622
1.95%, 01/15/31	20	17,716
2.45%, 08/15/52	10	5,344
2.65%, 02/01/30	35	32,797
2.65%, 08/15/62	25	12,783
2.80%, 01/15/51	10	5,905
2.89%, 11/01/51	45	26,907
2.94%, 11/01/56	40	22,991
2.99%, 11/01/63	56	31,029
3.30%, 04/01/27	60	59,308
3.40%, 04/01/30	20	19,329
3.40%, 07/15/46	5	3,542
3.45%, 02/01/50	10	6,792
3.75%, 04/01/40	20	16,606
3.90%, 03/01/38	35	30,456
4.00%, 11/01/49	15	11,264
4.15%, 10/15/28	5	5,014
4.20%, 08/15/34	5	4,742
4.25%, 10/15/30	10	10,007
4.25%, 01/15/33	5	4,857
4.40%, 08/15/35	25	23,799
4.65%, 07/15/42	20	17,739
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.75%, 03/01/44	$10	$8,791
4.80%, 05/15/33	20	20,024
5.35%, 11/15/27	10	10,275
5.50%, 11/15/32	5	5,265
5.65%, 06/15/35	5	5,238
6.50%, 11/15/35	5	5,563
FactSet Research Systems Inc., 2.90%, 03/01/27	10	9,815
Fox Corp., 5.58%, 01/25/49	20	18,831
Grupo Televisa SAB, 6.63%, 01/15/40	25	23,084
Paramount Global
2.90%, 01/15/27	6	5,868
3.70%, 06/01/28	5	4,906
4.20%, 05/19/32	5	4,662
4.38%, 03/15/43	10	7,605
4.60%, 01/15/45	10	7,693
4.90%, 08/15/44	5	4,009
4.95%, 01/15/31	5	4,970
5.50%, 05/15/33	5	4,936
5.85%, 09/01/43	10	9,000
5.90%, 10/15/40	5	4,696
6.88%, 04/30/36	10	10,610
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5	5,838
Time Warner Cable LLC
4.50%, 09/15/42	15	11,873
5.50%, 09/01/41	10	9,024
6.55%, 05/01/37	20	20,720
6.75%, 06/15/39	20	20,751
7.30%, 07/01/38	10	10,892
TWDC Enterprises 18 Corp.
3.70%, 12/01/42	10	7,982
4.13%, 06/01/44	15	12,501
Walt Disney Co. (The)
2.20%, 01/13/28	20	19,253
2.65%, 01/13/31	20	18,583
2.75%, 09/01/49	5	3,117
3.80%, 05/13/60	20	14,519
4.70%, 03/23/50	20	17,699
5.40%, 10/01/43	15	14,917
6.20%, 12/15/34	5	5,601
6.40%, 12/15/35	10	11,274
6.65%, 11/15/37	40	45,883
		1,030,324
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.38%, 06/15/45	5	4,236
Timken Co. (The), 4.13%, 04/01/32	35	33,124
		37,360
Mining — 0.2%
Barrick North America Finance LLC
5.70%, 05/30/41	10	10,076
5.75%, 05/01/43	10	10,147
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	5	5,208
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	10	8,601
4.75%, 02/28/28	5	5,086
4.90%, 02/28/33	5	5,058
5.25%, 09/08/30	25	26,088
5.25%, 09/08/33	25	25,798
5.50%, 09/08/53	5	4,934
Security	Par (000)	Value
Mining (continued)
Freeport-McMoRan Inc.
4.13%, 03/01/28	$10	$9,951
4.38%, 08/01/28	20	20,004
5.25%, 09/01/29	10	10,144
5.40%, 11/14/34	10	10,197
5.45%, 03/15/43	25	23,616
Kinross Gold Corp., 4.50%, 07/15/27	5	5,010
Newmont Corp.
2.25%, 10/01/30	27	24,561
2.60%, 07/15/32	5	4,470
4.88%, 03/15/42	2	1,880
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	10	9,576
Rio Tinto Alcan Inc.
5.75%, 06/01/35	5	5,314
6.13%, 12/15/33	10	10,869
7.25%, 03/15/31	10	11,542
Rio Tinto Finance USA PLC
5.00%, 03/09/33	15	15,312
5.13%, 03/09/53	5	4,593
Southern Copper Corp., 5.25%, 11/08/42	10	9,374
Yamana Gold Inc., 2.63%, 08/15/31	10	8,880
		286,289
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	5	4,894
3.25%, 02/15/29	10	9,570
3.28%, 12/01/28	5	4,818
5.55%, 08/22/34	20	20,283
		39,565
Oil & Gas — 1.2%
APA Corp., 5.35%, 07/01/49(d)	15	11,903
BP Capital Markets America Inc.
1.75%, 08/10/30	5	4,445
2.72%, 01/12/32	15	13,514
2.77%, 11/10/50	25	15,110
3.00%, 02/24/50	20	12,741
3.02%, 01/16/27	5	4,937
3.06%, 06/17/41	20	14,813
3.38%, 02/08/61	35	22,419
3.59%, 04/14/27	5	4,968
3.63%, 04/06/30	25	24,455
3.94%, 09/21/28	5	4,986
4.23%, 11/06/28	45	45,212
BP Capital Markets PLC, 3.28%, 09/19/27	55	54,203
Canadian Natural Resources Ltd.
2.95%, 07/15/30	9	8,388
4.95%, 06/01/47	35	30,324
Cenovus Energy Inc.
2.65%, 01/15/32	10	8,780
3.75%, 02/15/52	10	6,791
5.40%, 06/15/47	18	16,069
Chevron Corp.
2.00%, 05/11/27	10	9,703
2.24%, 05/11/30	30	27,659
3.08%, 05/11/50	55	36,720
Chevron USA Inc.
1.02%, 08/12/27	20	18,966
3.25%, 10/15/29	9	8,741
3.85%, 01/15/28	5	5,006
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	$15	$16,655
ConocoPhillips Co.
3.80%, 03/15/52	25	18,100
4.03%, 03/15/62	20	14,361
5.30%, 05/15/53	5	4,585
5.50%, 01/15/55	10	9,421
5.55%, 03/15/54	5	4,748
5.70%, 09/15/63	15	14,278
5.90%, 10/15/32	25	27,053
6.95%, 04/15/29	5	5,473
Continental Resources Inc./OK, 4.90%, 06/01/44	10	7,892
Coterra Energy Inc.
3.90%, 05/15/27	10	9,935
4.38%, 03/15/29	15	14,966
Devon Energy Corp.
4.50%, 01/15/30	15	15,002
4.75%, 05/15/42	5	4,216
5.00%, 06/15/45	20	16,799
5.60%, 07/15/41	10	9,361
5.88%, 06/15/28	5	5,001
Diamondback Energy Inc.
3.13%, 03/24/31	10	9,266
3.25%, 12/01/26	5	4,941
3.50%, 12/01/29	10	9,637
4.40%, 03/24/51	10	7,751
5.40%, 04/18/34	25	25,257
5.90%, 04/18/64	15	13,873
6.25%, 03/15/33	5	5,344
EOG Resources Inc.
3.90%, 04/01/35	5	4,583
4.38%, 04/15/30	10	10,059
4.95%, 04/15/50	15	13,209
EQT Corp.
3.90%, 10/01/27	20	19,808
5.00%, 01/15/29	5	5,058
Equinor ASA
2.38%, 05/22/30	10	9,256
3.13%, 04/06/30	45	43,143
3.25%, 11/18/49	20	13,911
3.70%, 04/06/50	30	22,680
Exxon Mobil Corp.
2.44%, 08/16/29	25	23,755
2.61%, 10/15/30	25	23,309
3.10%, 08/16/49	25	16,721
3.45%, 04/15/51	49	34,581
3.48%, 03/19/30	10	9,782
4.11%, 03/01/46	15	12,339
4.23%, 03/19/40	15	13,502
4.33%, 03/19/50	20	16,560
Helmerich & Payne Inc., 2.90%, 09/29/31	10	8,727
Hess Corp.
5.60%, 02/15/41	20	20,256
5.80%, 04/01/47	10	10,098
7.30%, 08/15/31	20	23,070
HF Sinclair Corp., 4.50%, 10/01/30	5	4,888
Marathon Petroleum Corp.
4.75%, 09/15/44	5	4,210
5.00%, 09/15/54	5	4,072
5.13%, 12/15/26	10	10,082
6.50%, 03/01/41	15	15,752
Security	Par (000)	Value
Oil & Gas (continued)
Occidental Petroleum Corp.
4.20%, 03/15/48	$5	$3,529
4.40%, 04/15/46	15	11,378
6.13%, 01/01/31	5	5,228
6.20%, 03/15/40	10	9,869
6.60%, 03/15/46	10	10,045
7.50%, 05/01/31	5	5,589
7.95%, 06/15/39	10	11,397
Ovintiv Inc.
5.65%, 05/15/28	15	15,438
6.25%, 07/15/33	5	5,203
6.50%, 08/15/34	5	5,265
6.50%, 02/01/38	10	10,287
Phillips 66
2.15%, 12/15/30	11	9,794
3.30%, 03/15/52	5	3,215
3.90%, 03/15/28	15	14,914
4.65%, 11/15/34	10	9,647
5.88%, 05/01/42	15	15,032
Phillips 66 Co.
4.95%, 12/01/27	30	30,471
5.30%, 06/30/33	20	20,415
Pioneer Natural Resources Co., 1.90%, 08/15/30	30	26,857
Shell Finance U.S. Inc.
2.38%, 11/07/29	10	9,356
2.75%, 04/06/30	20	18,891
3.25%, 04/06/50	20	13,690
3.75%, 09/12/46	30	23,129
Shell International Finance BV
2.50%, 09/12/26	5	4,924
3.00%, 11/26/51	15	9,628
3.88%, 11/13/28	8	7,989
5.50%, 03/25/40	10	10,202
6.38%, 12/15/38	10	11,147
Suncor Energy Inc., 4.00%, 11/15/47	30	22,136
TotalEnergies Capital International SA
2.83%, 01/10/30	10	9,557
2.99%, 06/29/41	10	7,424
3.13%, 05/29/50	55	36,179
3.39%, 06/29/60	5	3,222
3.46%, 02/19/29	20	19,691
3.46%, 07/12/49	15	10,573
TotalEnergies Capital SA, 3.88%, 10/11/28	15	14,984
Valero Energy Corp.
2.15%, 09/15/27	15	14,395
2.80%, 12/01/31	25	22,551
3.65%, 12/01/51	35	23,595
6.63%, 06/15/37	5	5,457
		1,600,472
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	15	14,431
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	30	29,196
3.34%, 12/15/27	5	4,921
4.08%, 12/15/47	25	19,462
Halliburton Co.
2.92%, 03/01/30	30	28,211
4.75%, 08/01/43	5	4,335
4.85%, 11/15/35	10	9,709
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
NOV Inc., 3.60%, 12/01/29	$10	$9,660
		119,925
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31	20	18,103
AptarGroup Inc., 3.60%, 03/15/32	20	18,396
Berry Global Inc., 1.65%, 01/15/27	15	14,479
Packaging Corp. of America
3.00%, 12/15/29	15	14,310
3.05%, 10/01/51	30	18,820
3.40%, 12/15/27	10	9,820
Sonoco Products Co.
2.85%, 02/01/32(a)	15	13,368
3.13%, 05/01/30	5	4,706
WRKCo Inc.
3.00%, 06/15/33	10	8,804
4.00%, 03/15/28	5	4,976
		125,782
Pharmaceuticals — 1.6%
AbbVie Inc.
2.95%, 11/21/26	25	24,678
3.20%, 11/21/29	30	28,914
4.05%, 11/21/39	30	26,393
4.25%, 11/14/28	10	10,079
4.40%, 11/06/42	25	21,963
4.45%, 05/14/46	20	17,181
4.55%, 03/15/35	15	14,635
4.63%, 10/01/42	15	13,626
4.70%, 05/14/45	25	22,384
4.75%, 03/15/45	15	13,532
4.85%, 06/15/44	10	9,181
4.88%, 11/14/48	20	18,045
5.05%, 03/15/34	10	10,186
5.40%, 03/15/54	25	24,024
Astrazeneca Finance LLC
2.25%, 05/28/31	5	4,519
4.88%, 03/03/33	5	5,110
4.90%, 03/03/30	5	5,161
AstraZeneca PLC
1.38%, 08/06/30	20	17,561
3.13%, 06/12/27	5	4,939
4.00%, 01/17/29	20	20,008
4.00%, 09/18/42	30	25,503
6.45%, 09/15/37	35	39,472
Becton Dickinson & Co.
1.96%, 02/11/31	20	17,580
3.70%, 06/06/27	20	19,849
3.79%, 05/20/50	10	7,394
4.69%, 02/13/28	5	5,064
4.69%, 12/15/44	10	8,738
Bristol-Myers Squibb Co.
1.13%, 11/13/27	15	14,148
2.55%, 11/13/50	35	20,293
2.95%, 03/15/32	5	4,559
3.25%, 02/27/27	5	4,951
3.55%, 03/15/42	30	23,695
3.70%, 03/15/52	25	18,029
3.90%, 02/20/28	25	24,986
3.90%, 03/15/62	5	3,533
4.13%, 06/15/39	15	13,332
4.25%, 10/26/49	40	32,025
Security	Par (000)	Value
Pharmaceuticals (continued)
4.35%, 11/15/47	$25	$20,697
4.63%, 05/15/44	20	17,656
5.90%, 11/15/33	15	16,147
6.40%, 11/15/63	5	5,344
Cardinal Health Inc.
4.37%, 06/15/47	5	4,033
4.50%, 11/15/44	10	8,311
4.60%, 03/15/43	5	4,259
4.90%, 09/15/45	10	8,777
Cencora Inc.
2.70%, 03/15/31	10	9,144
4.30%, 12/15/47	10	8,074
CVS Health Corp.
1.30%, 08/21/27	45	42,475
3.25%, 08/15/29	5	4,783
3.75%, 04/01/30	5	4,831
4.13%, 04/01/40	20	16,761
5.05%, 03/25/48	65	55,807
5.13%, 02/21/30	5	5,117
5.13%, 07/20/45	40	35,174
5.25%, 02/21/33	20	20,231
5.63%, 02/21/53	15	13,702
5.70%, 06/01/34	20	20,624
6.00%, 06/01/63	5	4,740
6.25%, 06/01/27	5	5,162
Eli Lilly & Co.
2.25%, 05/15/50	40	22,387
3.70%, 03/01/45	10	7,888
4.15%, 03/15/59	5	3,894
4.70%, 02/27/33	5	5,062
4.70%, 02/09/34	40	40,121
4.88%, 02/27/53	5	4,506
4.95%, 02/27/63	10	8,904
5.50%, 03/15/27	50	51,219
5.55%, 03/15/37	15	15,939
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	5	4,998
4.20%, 03/18/43	10	8,588
6.38%, 05/15/38	5	5,564
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	10	9,763
Johnson & Johnson
0.95%, 09/01/27	40	37,922
1.30%, 09/01/30	15	13,215
2.45%, 09/01/60	20	10,956
2.90%, 01/15/28	20	19,631
2.95%, 03/03/27	10	9,880
3.40%, 01/15/38	10	8,651
3.55%, 03/01/36	10	9,040
3.63%, 03/03/37	20	17,950
3.70%, 03/01/46	30	23,967
4.38%, 12/05/33	10	10,028
5.85%, 07/15/38	10	10,937
5.95%, 08/15/37	15	16,581
6.95%, 09/01/29	5	5,576
McKesson Corp., 5.10%, 07/15/33	10	10,250
Mead Johnson Nutrition Co., 4.60%, 06/01/44	10	8,792
Merck & Co. Inc.
1.70%, 06/10/27	5	4,818
2.15%, 12/10/31	25	21,988
2.35%, 06/24/40	15	10,557
2.45%, 06/24/50	20	11,525
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.40%, 03/07/29	$25	$24,519
3.70%, 02/10/45	25	19,573
3.90%, 03/07/39	20	17,605
4.00%, 03/07/49	15	11,798
4.50%, 05/17/33	5	5,000
5.00%, 05/17/53	20	18,123
6.50%, 12/01/33	15	16,966
6.55%, 09/15/37	5	5,686
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	25	26,508
Mylan Inc.
5.20%, 04/15/48	15	12,025
5.40%, 11/29/43	10	8,456
Novartis Capital Corp.
2.00%, 02/14/27	10	9,747
2.20%, 08/14/30	5	4,589
2.75%, 08/14/50	10	6,301
3.10%, 05/17/27	30	29,634
4.00%, 09/18/31	5	4,964
4.00%, 11/20/45	23	18,954
4.40%, 05/06/44	25	22,129
Pfizer Inc.
2.55%, 05/28/40	15	10,819
2.70%, 05/28/50	30	18,320
3.00%, 12/15/26	5	4,944
3.45%, 03/15/29	5	4,924
4.00%, 03/15/49	25	19,536
4.10%, 09/15/38	5	4,494
4.13%, 12/15/46(a)	20	16,245
7.20%, 03/15/39	30	35,545
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	5	5,057
4.75%, 05/19/33	50	50,116
5.30%, 05/19/53	80	74,507
Sanofi SA, 3.63%, 06/19/28	10	9,944
Takeda Pharmaceutical Co. Ltd., 3.03%, 07/09/40	200	150,601
Viatris Inc.
2.30%, 06/22/27	5	4,801
2.70%, 06/22/30	10	8,984
3.85%, 06/22/40	10	7,482
4.00%, 06/22/50	5	3,296
Zoetis Inc.
2.00%, 05/15/30	25	22,674
3.00%, 09/12/27	40	39,221
3.00%, 05/15/50	20	12,951
5.60%, 11/16/32	25	26,472
		2,171,726
Pipelines — 1.3%
Boardwalk Pipelines LP, 3.60%, 09/01/32	5	4,579
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	20	16,445
3.70%, 11/15/29	15	14,574
5.13%, 06/30/27	20	20,211
Cheniere Energy Inc., 4.63%, 10/15/28	30	29,969
Cheniere Energy Partners LP
3.25%, 01/31/32	15	13,575
4.50%, 10/01/29	30	29,930
5.95%, 06/30/33	15	15,710
Columbia Pipeline Group Inc., 5.80%, 06/01/45	5	4,897
DCP Midstream Operating LP
3.25%, 02/15/32	20	17,988
5.63%, 07/15/27	10	10,210
Security	Par (000)	Value
Pipelines (continued)
8.13%, 08/16/30	$5	$5,742
Enbridge Energy Partners LP, 5.50%, 09/15/40	10	9,754
Enbridge Inc.
2.50%, 08/01/33	5	4,201
3.13%, 11/15/29	10	9,525
3.40%, 08/01/51	5	3,297
4.25%, 12/01/26	5	4,999
5.63%, 04/05/34	25	25,792
6.20%, 11/15/30	15	16,146
6.70%, 11/15/53	15	16,153
Energy Transfer LP
4.40%, 03/15/27	5	5,009
4.95%, 05/15/28	10	10,162
5.00%, 05/15/50	15	12,464
5.15%, 03/15/45	15	13,194
5.25%, 04/15/29	30	30,839
5.30%, 04/01/44	5	4,478
5.30%, 04/15/47	15	13,223
5.35%, 05/15/45	10	8,959
5.40%, 10/01/47	5	4,452
5.50%, 06/01/27	25	25,435
5.55%, 05/15/34	20	20,320
5.60%, 09/01/34	5	5,080
6.13%, 12/15/45	15	14,755
6.40%, 12/01/30	25	27,043
6.50%, 02/01/42	15	15,572
6.55%, 12/01/33	25	27,101
6.63%, 10/15/36	10	10,772
Enterprise Products Operating LLC
2.80%, 01/31/30	30	28,310
3.13%, 07/31/29	15	14,449
3.20%, 02/15/52	10	6,499
3.95%, 01/31/60	20	14,393
4.15%, 10/16/28	5	5,020
4.20%, 01/31/50	10	7,868
4.25%, 02/15/48	10	8,074
4.45%, 02/15/43	10	8,626
4.85%, 08/15/42	10	9,080
4.85%, 03/15/44	20	18,065
4.90%, 05/15/46	10	8,956
4.95%, 10/15/54	10	8,665
5.10%, 02/15/45	10	9,246
5.35%, 01/31/33	25	25,924
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	10	8,956
5.63%, 09/01/41	5	4,851
6.95%, 01/15/38	5	5,563
Kinder Morgan Inc.
3.60%, 02/15/51	15	10,203
4.30%, 03/01/28	30	30,112
4.80%, 02/01/33	25	24,720
5.20%, 06/01/33	15	15,175
5.20%, 03/01/48	10	8,918
5.30%, 12/01/34	15	15,089
5.55%, 06/01/45	20	18,814
MPLX LP
4.00%, 03/15/28	40	39,769
4.13%, 03/01/27	25	24,938
4.50%, 04/15/38	20	17,807
4.70%, 04/15/48	25	20,262
4.95%, 03/14/52	15	12,343
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.20%, 09/15/55	$25	$24,340
Northwest Pipeline LLC, 4.00%, 04/01/27	5	4,982
ONEOK Inc.
3.10%, 03/15/30	5	4,712
3.95%, 03/01/50	10	7,078
4.20%, 10/03/47	10	7,529
4.25%, 09/15/46	5	3,800
4.55%, 07/15/28	35	35,268
5.05%, 11/01/34	25	24,384
5.20%, 07/15/48	15	13,097
5.45%, 06/01/47	5	4,465
5.55%, 11/01/26	5	5,060
5.80%, 11/01/30	15	15,776
6.10%, 11/15/32	10	10,626
6.63%, 09/01/53	5	5,129
7.15%, 01/15/51	5	5,371
ONEOK Partners LP, 6.13%, 02/01/41	5	5,042
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	10	9,641
3.80%, 09/15/30	25	24,114
4.30%, 01/31/43	15	11,886
4.50%, 12/15/26	5	5,004
4.70%, 06/15/44	5	4,135
4.90%, 02/15/45	15	12,734
6.65%, 01/15/37	10	10,828
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	50	49,983
4.50%, 05/15/30	5	5,016
5.00%, 03/15/27	35	35,201
5.88%, 06/30/26	8	8,036
Spectra Energy Partners LP
4.50%, 03/15/45	5	4,178
5.95%, 09/25/43	20	19,823
Targa Resources Corp.
4.20%, 02/01/33	25	23,567
5.20%, 07/01/27	10	10,162
6.13%, 03/15/33	5	5,290
6.15%, 03/01/29	20	21,115
6.25%, 07/01/52	15	14,786
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	20	18,814
4.88%, 02/01/31	10	9,960
5.00%, 01/15/28	10	10,012
TC PipeLines LP, 3.90%, 05/25/27	20	19,873
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	25	25,964
TransCanada PipeLines Ltd.
4.10%, 04/15/30	25	24,622
4.25%, 05/15/28	5	5,004
4.63%, 03/01/34	30	28,919
5.10%, 03/15/49	5	4,504
6.20%, 10/15/37	10	10,544
7.00%, 06/01/65, (5-year CMT + 2.614%)(b)	25	25,410
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	15	14,276
4.00%, 03/15/28	25	24,929
4.60%, 03/15/48	10	8,412
Western Midstream Operating LP
4.05%, 02/01/30	10	9,716
4.50%, 03/01/28	5	4,994
5.30%, 03/01/48	15	12,628
Security	Par (000)	Value
Pipelines (continued)
5.50%, 08/15/48	$5	$4,298
Williams Companies Inc. (The)
2.60%, 03/15/31	30	27,120
3.50%, 11/15/30	5	4,763
3.75%, 06/15/27	10	9,918
4.90%, 03/15/29	25	25,473
5.10%, 09/15/45	15	13,542
5.15%, 03/15/34	20	20,045
5.65%, 03/15/33	5	5,209
5.75%, 06/24/44	10	9,823
6.30%, 04/15/40	15	15,898
		1,800,078
Real Estate — 0.0%
CBRE Services Inc., 2.50%, 04/01/31	15	13,508
Real Estate Investment Trusts — 1.2%
Agree LP, 2.00%, 06/15/28	20	18,854
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	10	8,110
2.00%, 05/18/32	10	8,381
4.90%, 12/15/30	10	10,154
5.15%, 04/15/53	25	21,815
American Assets Trust LP, 3.38%, 02/01/31	5	4,513
American Homes 4 Rent LP
2.38%, 07/15/31	5	4,418
4.25%, 02/15/28	5	4,992
4.30%, 04/15/52	15	11,548
American Tower Corp.
2.90%, 01/15/30	20	18,790
2.95%, 01/15/51	15	9,387
3.10%, 06/15/50	5	3,240
3.38%, 10/15/26	15	14,854
3.55%, 07/15/27	20	19,782
3.80%, 08/15/29	5	4,897
3.95%, 03/15/29	5	4,945
5.55%, 07/15/33	5	5,192
5.90%, 11/15/33	5	5,310
AvalonBay Communities Inc.
2.05%, 01/15/32	5	4,346
3.20%, 01/15/28	5	4,909
3.90%, 10/15/46	15	11,700
Boston Properties LP
2.45%, 10/01/33	16	12,989
4.50%, 12/01/28	25	25,007
Brixmor Operating Partnership LP
2.50%, 08/16/31	5	4,433
3.90%, 03/15/27	10	9,943
4.05%, 07/01/30	5	4,899
Broadstone Net Lease LLC, 2.60%, 09/15/31	5	4,318
Camden Property Trust
2.80%, 05/15/30	10	9,383
3.35%, 11/01/49	10	6,941
COPT Defense Properties LP
2.00%, 01/15/29	5	4,618
2.75%, 04/15/31	5	4,505
2.90%, 12/01/33	5	4,196
Crown Castle Inc.
2.10%, 04/01/31	10	8,718
2.50%, 07/15/31	5	4,426
2.90%, 03/15/27	5	4,897
3.30%, 07/01/30	5	4,722
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 11/15/49	$5	$3,720
4.15%, 07/01/50	10	7,641
4.30%, 02/15/29	10	9,947
5.10%, 05/01/33	5	5,015
5.20%, 02/15/49	5	4,463
5.80%, 03/01/34	10	10,435
CubeSmart LP
3.13%, 09/01/26	25	24,654
4.38%, 02/15/29	20	19,984
Digital Realty Trust LP
3.70%, 08/15/27	20	19,844
4.45%, 07/15/28	15	15,106
Equinix Inc.
1.80%, 07/15/27	20	19,158
2.15%, 07/15/30	10	9,013
2.90%, 11/18/26	5	4,918
2.95%, 09/15/51	10	6,133
3.20%, 11/18/29	5	4,776
3.40%, 02/15/52	5	3,338
3.90%, 04/15/32	15	14,278
ERP Operating LP
2.85%, 11/01/26	15	14,791
3.25%, 08/01/27	40	39,434
4.00%, 08/01/47	5	3,908
Essential Properties LP, 2.95%, 07/15/31	5	4,499
Essex Portfolio LP
2.65%, 09/01/50	15	8,761
3.00%, 01/15/30	25	23,625
Extra Space Storage LP
2.55%, 06/01/31	5	4,481
3.88%, 12/15/27	30	29,738
4.00%, 06/15/29	10	9,897
5.50%, 07/01/30	5	5,223
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	5	4,832
4.00%, 01/15/31	15	14,311
5.30%, 01/15/29	10	10,190
5.75%, 06/01/28	5	5,145
6.75%, 12/01/33	5	5,375
Healthcare Realty Holdings LP, 3.10%, 02/15/30	14	13,163
Healthpeak OP LLC
3.00%, 01/15/30	20	18,936
6.75%, 02/01/41	5	5,464
Highwoods Realty LP
3.05%, 02/15/30	5	4,616
3.88%, 03/01/27	10	9,885
4.13%, 03/15/28	5	4,926
Host Hotels & Resorts LP
5.50%, 04/15/35	5	4,978
Series H, 3.38%, 12/15/29	15	14,226
Series J, 2.90%, 12/15/31	5	4,436
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	10	9,443
4.15%, 04/15/32	5	4,789
Kilroy Realty LP
3.05%, 02/15/30	5	4,599
4.25%, 08/15/29	5	4,887
Kimco Realty OP LLC
2.80%, 10/01/26	10	9,846
3.70%, 10/01/49	16	11,586
4.45%, 09/01/47	10	8,336
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.60%, 02/01/33	$10	$9,851
Kite Realty Group LP, 4.00%, 10/01/26	10	9,955
LXP Industrial Trust
2.38%, 10/01/31	5	4,319
2.70%, 09/15/30	10	9,103
Mid-America Apartments LP
1.70%, 02/15/31	5	4,355
3.95%, 03/15/29	15	14,900
National Health Investors Inc., 3.00%, 02/01/31	5	4,461
NNN REIT Inc.
3.10%, 04/15/50	5	3,166
3.50%, 04/15/51	30	20,433
3.60%, 12/15/26	7	6,956
4.30%, 10/15/28	15	15,043
Omega Healthcare Investors Inc.
3.25%, 04/15/33	5	4,350
3.38%, 02/01/31	10	9,241
Piedmont Operating Partnership LP, 3.15%, 08/15/30	5	4,523
Prologis LP
1.25%, 10/15/30	15	12,977
2.13%, 04/15/27	25	24,261
2.13%, 10/15/50	5	2,645
3.05%, 03/01/50	10	6,487
3.25%, 10/01/26	25	24,783
4.63%, 01/15/33	15	14,954
5.25%, 06/15/53	5	4,675
Public Storage Operating Co.
2.25%, 11/09/31	10	8,837
3.09%, 09/15/27	55	54,035
5.10%, 08/01/33	5	5,154
5.13%, 01/15/29(a)	15	15,528
5.35%, 08/01/53	30	28,487
Rayonier LP, 2.75%, 05/17/31	5	4,486
Realty Income Corp.
2.70%, 02/15/32	5	4,451
3.00%, 01/15/27	25	24,620
3.25%, 01/15/31	5	4,724
3.65%, 01/15/28	15	14,875
4.13%, 10/15/26	25	24,976
Regency Centers LP
2.95%, 09/15/29	5	4,767
3.60%, 02/01/27	10	9,920
4.40%, 02/01/47	5	4,177
4.65%, 03/15/49	5	4,256
Rexford Industrial Realty LP, 2.13%, 12/01/30	10	8,847
Sabra Health Care LP
3.20%, 12/01/31	10	9,027
3.90%, 10/15/29	5	4,841
Safehold GL Holdings LLC, 2.80%, 06/15/31(a)	5	4,570
Simon Property Group LP
2.25%, 01/15/32	10	8,711
2.45%, 09/13/29	35	32,821
3.25%, 09/13/49	45	30,348
Store Capital LLC, 4.50%, 03/15/28	15	14,913
Sun Communities Operating LP
2.70%, 07/15/31	5	4,520
4.20%, 04/15/32	5	4,806
Tanger Properties LP
2.75%, 09/01/31	5	4,472
3.13%, 09/01/26	10	9,854
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
UDR Inc.
2.10%, 08/01/32	$5	$4,218
3.20%, 01/15/30	30	28,693
3.50%, 07/01/27	5	4,941
Ventas Realty LP
3.25%, 10/15/26	20	19,761
4.38%, 02/01/45	5	4,096
4.75%, 11/15/30	5	5,043
VICI Properties LP
4.75%, 02/15/28	5	5,042
5.13%, 05/15/32	15	15,037
5.63%, 05/15/52	10	9,117
Welltower OP LLC
2.70%, 02/15/27	25	24,542
2.75%, 01/15/31	5	4,606
2.80%, 06/01/31	5	4,589
6.50%, 03/15/41	10	11,004
Weyerhaeuser Co.
3.38%, 03/09/33	10	9,013
4.00%, 11/15/29	25	24,723
4.00%, 04/15/30	25	24,645
7.38%, 03/15/32	5	5,700
WP Carey Inc., 3.85%, 07/15/29	15	14,755
		1,596,867
Retail — 0.8%
AutoNation Inc.
3.85%, 03/01/32	10	9,303
4.75%, 06/01/30	5	5,019
AutoZone Inc.
3.75%, 04/18/29	5	4,918
4.00%, 04/15/30	10	9,862
4.50%, 02/01/28	5	5,051
4.75%, 02/01/33	10	9,937
5.20%, 08/01/33	10	10,194
Best Buy Co. Inc.
1.95%, 10/01/30	10	8,888
4.45%, 10/01/28	5	5,036
Costco Wholesale Corp.
1.38%, 06/20/27	20	19,154
1.60%, 04/20/30	30	26,983
1.75%, 04/20/32	15	12,887
3.00%, 05/18/27	10	9,868
Darden Restaurants Inc.
3.85%, 05/01/27	20	19,864
4.35%, 10/15/27	10	10,043
6.30%, 10/10/33	15	16,115
Dick's Sporting Goods Inc., 3.15%, 01/15/32(a)	10	9,088
Dollar General Corp.
3.50%, 04/03/30	10	9,609
3.88%, 04/15/27	20	19,887
4.13%, 05/01/28	5	4,981
4.13%, 04/03/50	5	3,807
5.00%, 11/01/32	5	5,040
5.45%, 07/05/33	15	15,483
Dollar Tree Inc., 4.20%, 05/15/28	5	4,988
Genuine Parts Co.
1.88%, 11/01/30	5	4,391
2.75%, 02/01/32	5	4,414
6.88%, 11/01/33	15	16,837
Home Depot Inc. (The)
2.50%, 04/15/27	10	9,781
Security	Par (000)	Value
Retail (continued)
2.70%, 04/15/30	$20	$18,811
2.75%, 09/15/51	20	12,143
2.80%, 09/14/27	15	14,677
2.88%, 04/15/27	10	9,837
3.13%, 12/15/49	20	13,434
3.30%, 04/15/40	15	12,038
3.35%, 04/15/50	5	3,477
3.63%, 04/15/52	15	10,865
3.90%, 06/15/47	20	15,724
4.20%, 04/01/43	15	12,779
4.25%, 04/01/46	25	20,977
5.88%, 12/16/36	55	59,302
Lowe's Companies Inc.
1.70%, 10/15/30	5	4,395
2.63%, 04/01/31	5	4,552
2.80%, 09/15/41	5	3,509
3.00%, 10/15/50	10	6,191
3.35%, 04/01/27	10	9,884
3.70%, 04/15/46	25	18,572
3.75%, 04/01/32	5	4,747
4.05%, 05/03/47	30	23,307
4.25%, 04/01/52	25	19,324
5.00%, 04/15/33	5	5,082
5.15%, 07/01/33	5	5,124
McDonald's Corp.
2.13%, 03/01/30	5	4,578
2.63%, 09/01/29	10	9,468
3.50%, 03/01/27	10	9,914
3.50%, 07/01/27	25	24,788
3.60%, 07/01/30	20	19,503
3.63%, 09/01/49	15	10,873
3.80%, 04/01/28	5	4,979
4.20%, 04/01/50	15	11,936
4.60%, 09/09/32	5	5,045
4.60%, 05/26/45	15	13,116
4.70%, 12/09/35	5	4,919
4.88%, 12/09/45	10	9,035
5.45%, 08/14/53	5	4,797
5.70%, 02/01/39	5	5,220
O'Reilly Automotive Inc.
3.60%, 09/01/27	10	9,902
4.20%, 04/01/30	5	4,987
4.35%, 06/01/28	10	10,043
4.70%, 06/15/32	15	15,020
5.75%, 11/20/26	5	5,085
Ross Stores Inc., 1.88%, 04/15/31	5	4,345
Starbucks Corp.
2.00%, 03/12/27	25	24,217
2.55%, 11/15/30	5	4,585
3.35%, 03/12/50	5	3,343
3.50%, 03/01/28	15	14,814
3.50%, 11/15/50	10	6,858
3.55%, 08/15/29	5	4,906
4.00%, 11/15/28	15	14,966
4.50%, 11/15/48	5	4,145
Target Corp.
1.95%, 01/15/27	20	19,480
2.35%, 02/15/30	15	13,953
2.65%, 09/15/30	5	4,661
2.95%, 01/15/52(a)	15	9,408
3.63%, 04/15/46	5	3,743
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.00%, 07/01/42	$20	$16,755
4.80%, 01/15/53(a)	5	4,392
TJX Companies Inc. (The)
1.15%, 05/15/28	5	4,651
2.25%, 09/15/26	25	24,572
3.88%, 04/15/30	10	9,920
Tractor Supply Co., 5.25%, 05/15/33	5	5,127
Walmart Inc.
2.50%, 09/22/41	20	14,071
3.63%, 12/15/47	15	11,482
4.05%, 06/29/48	20	16,381
4.15%, 09/09/32	5	4,959
4.50%, 09/09/52	10	8,645
5.25%, 09/01/35	35	36,594
6.50%, 08/15/37	35	40,100
7.55%, 02/15/30	5	5,724
		1,120,184
Semiconductors — 0.7%
Advanced Micro Devices Inc.
3.92%, 06/01/32	15	14,584
4.39%, 06/01/52	25	20,963
Analog Devices Inc.
2.10%, 10/01/31	15	13,248
2.80%, 10/01/41	5	3,627
2.95%, 10/01/51	15	9,624
Applied Materials Inc.
4.35%, 04/01/47	20	17,037
5.10%, 10/01/35	15	15,408
Broadcom Inc.
2.60%, 02/15/33(d)	15	12,953
3.14%, 11/15/35(d)	40	33,807
3.42%, 04/15/33(d)	30	27,324
3.47%, 04/15/34(d)	15	13,432
3.50%, 02/15/41(d)	35	27,765
4.00%, 04/15/29(d)	5	4,963
4.11%, 09/15/28	30	29,982
4.15%, 11/15/30	4	3,961
4.30%, 11/15/32	5	4,870
4.93%, 05/15/37(d)	30	29,160
5.00%, 04/15/30	5	5,142
Intel Corp.
2.00%, 08/12/31	5	4,331
2.80%, 08/12/41	25	16,764
3.05%, 08/12/51	20	11,827
3.15%, 05/11/27	15	14,709
3.25%, 11/15/49	25	15,674
3.73%, 12/08/47	20	13,932
3.75%, 03/25/27	5	4,953
4.10%, 05/19/46	20	14,975
4.10%, 05/11/47	20	14,800
4.15%, 08/05/32	10	9,513
4.60%, 03/25/40	15	13,184
4.75%, 03/25/50	20	16,015
4.80%, 10/01/41	20	17,358
4.88%, 02/10/28	5	5,063
4.90%, 07/29/45	10	8,474
KLA Corp.
4.10%, 03/15/29	15	15,023
4.95%, 07/15/52	20	18,098
5.25%, 07/15/62	15	13,912
Security	Par (000)	Value
Semiconductors (continued)
Lam Research Corp.
2.88%, 06/15/50	$20	$12,743
4.00%, 03/15/29	15	14,992
Marvell Technology Inc.
2.95%, 04/15/31	10	9,183
5.75%, 02/15/29	5	5,219
Micron Technology Inc.
2.70%, 04/15/32	5	4,398
3.48%, 11/01/51	5	3,402
5.80%, 01/15/35	20	20,675
5.88%, 02/09/33	5	5,254
5.88%, 09/15/33	15	15,775
6.75%, 11/01/29	30	32,550
NVIDIA Corp.
2.00%, 06/15/31	15	13,431
2.85%, 04/01/30	20	19,124
3.20%, 09/16/26	65	64,480
3.70%, 04/01/60	15	10,925
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42	15	10,777
3.25%, 05/11/41	5	3,697
Qualcomm Inc.
1.30%, 05/20/28	5	4,674
1.65%, 05/20/32	15	12,613
2.15%, 05/20/30	5	4,588
3.25%, 05/20/27	25	24,752
4.25%, 05/20/32	5	4,968
4.30%, 05/20/47	10	8,363
4.65%, 05/20/35	40	39,788
4.80%, 05/20/45	20	18,252
Skyworks Solutions Inc., 3.00%, 06/01/31	5	4,505
Texas Instruments Inc.
1.13%, 09/15/26	10	9,718
1.75%, 05/04/30	10	9,016
2.70%, 09/15/51	5	3,016
3.65%, 08/16/32	5	4,757
3.88%, 03/15/39	25	22,019
4.15%, 05/15/48	7	5,721
5.00%, 03/14/53	5	4,564
5.05%, 05/18/63	5	4,491
5.15%, 02/08/54	15	14,052
		962,937
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27	25	24,564
Software — 0.7%
Adobe Inc., 2.15%, 02/01/27	50	48,828
Autodesk Inc.
2.85%, 01/15/30	10	9,440
3.50%, 06/15/27	10	9,888
Broadridge Financial Solutions Inc., 2.90%, 12/01/29	10	9,461
Concentrix Corp.
6.60%, 08/02/28	10	10,578
6.85%, 08/02/33	5	5,257
Electronic Arts Inc., 1.85%, 02/15/31	10	8,781
Fidelity National Information Services Inc.
3.10%, 03/01/41	20	14,665
5.10%, 07/15/32	5	5,107
Fiserv Inc.
2.25%, 06/01/27	5	4,843
2.65%, 06/01/30	5	4,618
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.50%, 07/01/29	$35	$33,959
4.20%, 10/01/28	5	4,995
4.40%, 07/01/49	15	11,989
Intuit Inc.
1.35%, 07/15/27	20	19,092
1.65%, 07/15/30	15	13,352
Microsoft Corp.
1.35%, 09/15/30	5	4,428
2.50%, 09/15/50	25	15,183
2.68%, 06/01/60	45	26,060
2.92%, 03/17/52	35	22,943
3.04%, 03/17/62	30	18,862
3.30%, 02/06/27	70	69,482
3.40%, 06/15/27	30	29,901
3.45%, 08/08/36	49	44,214
4.10%, 02/06/37	10	9,631
4.25%, 02/06/47	25	22,154
Oracle Corp.
2.88%, 03/25/31	30	27,512
3.60%, 04/01/40	35	27,736
3.60%, 04/01/50	45	30,738
3.65%, 03/25/41	25	19,557
3.85%, 04/01/60	30	20,091
3.95%, 03/25/51	35	25,218
4.00%, 11/15/47	30	22,710
4.10%, 03/25/61	10	6,996
4.13%, 05/15/45	35	27,536
4.50%, 07/08/44	35	29,260
6.13%, 07/08/39	25	26,098
6.25%, 11/09/32	30	32,402
6.90%, 11/09/52	35	37,868
Roper Technologies Inc.
2.00%, 06/30/30	5	4,487
3.80%, 12/15/26	5	4,970
Salesforce Inc.
1.95%, 07/15/31	5	4,428
2.70%, 07/15/41	25	17,950
2.90%, 07/15/51	20	12,667
ServiceNow Inc., 1.40%, 09/01/30	25	21,896
Take-Two Interactive Software Inc.
3.70%, 04/14/27	5	4,963
4.00%, 04/14/32	5	4,768
4.95%, 03/28/28	5	5,094
VMware LLC
1.80%, 08/15/28	15	14,023
2.20%, 08/15/31	10	8,771
3.90%, 08/21/27	15	14,922
Workday Inc., 3.50%, 04/01/27	10	9,902
		940,274
Telecommunications — 1.4%
America Movil SAB de CV
6.13%, 03/30/40	50	52,800
6.38%, 03/01/35	20	21,823
AT&T Inc.
1.65%, 02/01/28	25	23,588
2.25%, 02/01/32	20	17,317
3.30%, 02/01/52	20	12,949
3.50%, 09/15/53	55	36,771
3.55%, 09/15/55	70	46,534
3.65%, 06/01/51	40	27,915
3.65%, 09/15/59	20	13,219
Security	Par (000)	Value
Telecommunications (continued)
3.80%, 12/01/57	$44	$30,267
3.85%, 06/01/60	30	20,602
4.25%, 03/01/27	30	30,019
4.30%, 12/15/42	30	25,342
4.35%, 03/01/29	30	30,122
4.50%, 05/15/35	20	19,106
4.55%, 03/09/49	15	12,323
4.75%, 05/15/46	40	34,743
4.90%, 08/15/37	5	4,810
5.25%, 03/01/37	30	30,058
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	20	16,192
Series US-5, 2.15%, 02/15/32	5	4,275
British Telecommunications PLC, 9.63%, 12/15/30	15	18,465
Cisco Systems Inc.
5.05%, 02/26/34	25	25,670
5.30%, 02/26/54	25	23,980
5.50%, 01/15/40	30	30,998
5.90%, 02/15/39	15	16,137
Corning Inc.
4.70%, 03/15/37	25	24,185
5.45%, 11/15/79	20	18,162
Deutsche Telekom International Finance BV
8.75%, 06/15/30(e)	30	35,492
9.25%, 06/01/32	5	6,258
Juniper Networks Inc.
3.75%, 08/15/29	10	9,772
5.95%, 03/15/41	5	4,942
Motorola Solutions Inc.
2.75%, 05/24/31	10	9,108
4.60%, 02/23/28	5	5,052
4.60%, 05/23/29	5	5,051
5.50%, 09/01/44	5	4,878
5.60%, 06/01/32	5	5,225
Orange SA
5.50%, 02/06/44	15	14,852
9.00%, 03/01/31	20	24,360
Rogers Communications Inc.
3.20%, 03/15/27	30	29,521
3.80%, 03/15/32	20	18,758
4.30%, 02/15/48	10	8,050
4.50%, 03/15/42	10	8,544
5.00%, 02/15/29	25	25,507
5.00%, 03/15/44	20	17,983
7.50%, 08/15/38	20	23,153
Sprint Capital Corp.
6.88%, 11/15/28	30	32,269
8.75%, 03/15/32	15	18,194
Telefonica Emisiones SA, 7.05%, 06/20/36	55	61,247
TELUS Corp.
2.80%, 02/16/27	15	14,690
3.40%, 05/13/32	5	4,582
3.70%, 09/15/27	5	4,951
T-Mobile USA Inc.
2.25%, 11/15/31	20	17,504
2.63%, 02/15/29	20	18,955
3.00%, 02/15/41	15	10,957
3.30%, 02/15/51	25	16,402
3.38%, 04/15/29	30	29,068
3.40%, 10/15/52	30	19,852
3.50%, 04/15/31	25	23,665
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.60%, 11/15/60	$35	$22,878
3.75%, 04/15/27	69	68,541
3.88%, 04/15/30	20	19,586
4.50%, 04/15/50	30	24,473
4.75%, 02/01/28	35	35,071
5.38%, 04/15/27	50	50,000
5.75%, 01/15/54	50	48,410
5.80%, 09/15/62	15	14,515
Verizon Communications Inc.
2.36%, 03/15/32	25	21,700
2.55%, 03/21/31	34	30,834
2.88%, 11/20/50	15	9,257
3.00%, 11/20/60	30	17,530
3.40%, 03/22/41	25	19,321
3.55%, 03/22/51	50	35,462
3.70%, 03/22/61	45	30,747
3.88%, 03/01/52	15	11,097
4.40%, 11/01/34	25	23,842
4.50%, 08/10/33	10	9,766
4.67%, 03/15/55	20	16,792
4.81%, 03/15/39	20	18,762
5.05%, 05/09/33	20	20,335
5.25%, 03/16/37	20	20,023
5.40%, 07/02/37(d)	50	50,190
5.85%, 09/15/35	30	31,701
Vodafone Group PLC
4.25%, 09/17/50	12	9,347
5.25%, 05/30/48	5	4,608
6.15%, 02/27/37	24	25,849
6.25%, 11/30/32	5	5,409
		1,893,260
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	20	19,691
3.55%, 11/19/26	13	12,866
3.90%, 11/19/29	15	14,609
5.10%, 05/15/44	5	4,400
Mattel Inc., 5.45%, 11/01/41	5	4,493
		56,059
Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	40	39,539
3.55%, 02/15/50	15	10,847
5.20%, 04/15/54	95	88,466
Canadian National Railway Co.
3.20%, 08/02/46	15	10,659
3.85%, 08/05/32	15	14,341
6.20%, 06/01/36	5	5,551
6.25%, 08/01/34	5	5,529
6.38%, 11/15/37	5	5,599
6.90%, 07/15/28	5	5,385
Canadian Pacific Railway Co.
1.75%, 12/02/26	10	9,716
2.05%, 03/05/30	5	4,552
2.45%, 12/02/31	15	13,292
2.88%, 11/15/29	5	4,751
3.10%, 12/02/51	25	16,259
4.00%, 06/01/28	25	24,967
4.80%, 09/15/35	10	9,803
6.13%, 09/15/2115	15	15,176
Security	Par (000)	Value
Transportation (continued)
CSX Corp.
2.40%, 02/15/30	$10	$9,295
2.50%, 05/15/51	15	8,625
2.60%, 11/01/26	45	44,240
3.25%, 06/01/27	5	4,932
3.80%, 11/01/46	10	7,744
4.10%, 11/15/32	20	19,449
4.30%, 03/01/48	5	4,134
4.50%, 11/15/52	5	4,169
4.50%, 08/01/54	5	4,130
4.65%, 03/01/68	10	8,141
4.75%, 11/15/48	5	4,394
5.50%, 04/15/41	5	5,015
6.15%, 05/01/37	10	10,898
FedEx Corp.
2.40%, 05/15/31	5	4,485
3.10%, 08/05/29	10	9,588
4.25%, 05/15/30	20	20,076
4.75%, 11/15/45	10	8,337
4.95%, 10/17/48(a)	5	4,180
5.25%, 05/15/50(a)	10	8,870
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	18	15,898
Kirby Corp., 4.20%, 03/01/28	5	4,991
Norfolk Southern Corp.
2.55%, 11/01/29	5	4,705
3.00%, 03/15/32	10	9,106
3.05%, 05/15/50	20	13,033
3.16%, 05/15/55	22	13,993
3.80%, 08/01/28	15	14,932
4.45%, 03/01/33	5	4,923
4.55%, 06/01/53	20	16,724
5.35%, 08/01/54(a)	5	4,749
Ryder System Inc.
1.75%, 09/01/26	10	9,743
2.85%, 03/01/27	5	4,900
2.90%, 12/01/26	15	14,738
5.25%, 06/01/28	5	5,136
5.65%, 03/01/28	5	5,172
Union Pacific Corp.
2.80%, 02/14/32	20	18,152
2.89%, 04/06/36	30	24,909
3.20%, 05/20/41	15	11,487
3.25%, 02/05/50	10	6,799
3.38%, 02/01/35	5	4,467
3.50%, 02/14/53	5	3,491
3.55%, 08/15/39	15	12,549
3.70%, 03/01/29	25	24,693
3.80%, 04/06/71	15	10,135
3.84%, 03/20/60	20	14,265
3.85%, 02/14/72	5	3,416
3.88%, 02/01/55	5	3,713
3.95%, 09/10/28	35	34,966
4.10%, 09/15/67	5	3,657
4.30%, 03/01/49	10	8,170
4.50%, 01/20/33	10	9,948
6.63%, 02/01/29	15	16,180
United Parcel Service Inc.
2.40%, 11/15/26	25	24,530
2.50%, 09/01/29	10	9,418
3.40%, 03/15/29	10	9,814
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.45%, 04/01/30	$20	$20,337
4.88%, 03/03/33	10	10,204
5.05%, 03/03/53	15	13,480
5.20%, 04/01/40	5	4,953
5.30%, 04/01/50(a)	15	14,102
6.20%, 01/15/38	15	16,339
Walmart Inc., 3.95%, 09/09/27	20	20,062
		972,113
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	5	4,331
3.10%, 06/01/51	5	3,105
3.25%, 09/15/26	5	4,933
3.50%, 06/01/32	20	18,402
4.55%, 11/07/28	5	5,030
6.05%, 03/15/34	20	21,300
		57,101
Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26	10	9,772
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	35	31,192
2.95%, 09/01/27	25	24,485
3.45%, 06/01/29	10	9,767
3.75%, 09/01/47	10	7,565
4.30%, 09/01/45	15	12,761
6.59%, 10/15/37	15	16,849
Essential Utilities Inc.
3.35%, 04/15/50	25	16,504
3.57%, 05/01/29	15	14,592
United Utilities PLC, 6.88%, 08/15/28	20	21,359
		155,074
Total Corporate Bonds & Notes — 32.3% (Cost: $46,103,395)		43,935,572
Foreign Government Obligations(f)
Canada — 0.3%
Canada Government International Bonds, 3.75%, 04/26/28	25	25,086
Export Development Canada, 4.13%, 02/13/29	15	15,228
Hydro-Quebec, Series HK, 9.38%, 04/15/30	10	12,217
Province of Alberta Canada
1.30%, 07/22/30	15	13,313
3.30%, 03/15/28	5	4,946
Province of British Columbia Canada
1.30%, 01/29/31	5	4,362
4.75%, 06/12/34	30	30,582
7.25%, 09/01/36	15	18,144
Province of Manitoba Canada, 4.90%, 05/31/34	20	20,580
Province of Ontario Canada
1.13%, 10/07/30	5	4,369
1.60%, 02/25/31	10	8,863
4.20%, 01/18/29	80	81,161
4.70%, 01/15/30	40	41,401
5.05%, 04/24/34	25	26,077
Province of Quebec Canada
1.35%, 05/28/30	10	8,923
4.25%, 09/05/34	30	29,459
Security	Par (000)	Value
Canada (continued)
Province of Saskatchewan Canada, 4.65%, 01/28/30	$10	$10,325
		355,036
Chile — 0.2%
Chile Government International Bonds
3.10%, 01/22/61	25	14,969
4.95%, 01/05/36	200	198,220
		213,189
Indonesia — 0.2%
Indonesia Government International Bonds
4.45%, 04/15/70	15	11,974
4.65%, 09/20/32	200	199,819
		211,793
Israel — 0.3%
Israel Government International Bonds
4.50%, 01/17/33	200	192,949
5.38%, 03/12/29	200	204,683
		397,632
Italy — 0.1%
Republic of Italy Government International Bonds, 2.88%, 10/17/29	200	190,347
Mexico — 0.4%
Mexico Government International Bonds
4.15%, 03/28/27	200	199,223
4.28%, 08/14/41	15	11,721
4.50%, 04/22/29	5	4,981
4.60%, 01/23/46	210	161,262
4.88%, 05/19/33	200	190,953
5.00%, 04/27/51	10	7,841
5.55%, 01/21/45	5	4,469
5.75%, 10/12/2110	5	4,058
6.75%, 09/27/34	5	5,363
		589,871
Panama — 0.1%
Panama Government International Bonds
4.50%, 04/01/56	125	85,978
6.70%, 01/26/36	20	20,505
		106,483
Peru — 0.1%
Peru Government International Bonds
2.78%, 12/01/60(a)	20	10,673
3.00%, 01/15/34	120	102,936
3.23%, 07/28/2121	5	2,669
3.55%, 03/10/51	5	3,433
5.63%, 11/18/50	5	4,786
8.75%, 11/21/33	31	38,534
Peruvian Government International Bonds, 5.50%, 03/30/36	5	5,044
		168,075
Philippines — 0.3%
Philippines Government International Bonds
2.95%, 05/05/45	200	139,523
3.75%, 01/14/29	200	196,620
9.50%, 02/02/30	5	6,032
		342,175
Poland — 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/29	5	5,074
4.88%, 10/04/33	27	27,042
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Poland (continued)
5.13%, 09/18/34	$100	$100,777
5.75%, 11/16/32	60	63,621
		196,514
South Korea — 0.1%
Export-Import Bank of Korea, 5.00%, 01/11/28	200	204,755
Supranational — 1.4%
African Development Bank
3.50%, 09/18/29	50	49,621
4.00%, 03/18/30	100	101,132
4.38%, 11/03/27	6	6,087
4.63%, 01/04/27	5	5,053
Asian Development Bank
0.75%, 10/08/30	5	4,307
1.50%, 01/20/27	10	9,694
1.75%, 09/19/29	5	4,640
1.88%, 01/24/30	5	4,631
3.88%, 06/14/33(a)	45	44,493
4.00%, 01/12/33	15	14,981
4.13%, 01/12/34	30	29,922
4.38%, 01/14/28	90	91,512
4.38%, 03/06/29	5	5,119
4.38%, 03/22/35	50	50,513
5.82%, 06/16/28	5	5,276
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	5	5,008
4.50%, 01/16/30	70	72,204
4.88%, 09/14/26	5	5,050
Corp. Andina de Fomento
5.00%, 01/24/29	25	25,784
5.00%, 01/22/30	25	25,932
Council of Europe Development Bank
0.88%, 09/22/26	5	4,847
4.13%, 01/24/29	5	5,074
4.50%, 01/15/30	50	51,562
European Bank for Reconstruction & Development
4.13%, 01/25/29	5	5,077
4.25%, 03/13/34	20	20,070
4.38%, 03/09/28	5	5,088
European Investment Bank
0.75%, 09/23/30	5	4,319
1.63%, 10/09/29	5	4,615
1.63%, 05/13/31	10	8,901
3.75%, 02/14/33	245	241,386
4.13%, 02/13/34	50	49,940
4.38%, 03/19/27	75	75,724
4.88%, 02/15/36	10	10,500
Inter-American Development Bank
1.13%, 07/20/28	43	40,066
1.13%, 01/13/31	35	30,505
2.25%, 06/18/29	5	4,750
3.50%, 04/12/33	45	43,414
4.13%, 02/15/29	5	5,076
4.38%, 01/24/44	10	9,255
Inter-American Investment Corp.
4.13%, 02/15/28	5	5,045
4.25%, 02/14/29	5	5,076
4.75%, 09/19/28	25	25,718
International Bank for Reconstruction & Development
0.88%, 05/14/30	50	43,921
1.25%, 02/10/31	25	21,884
Security	Par (000)	Value
Supranational (continued)
1.63%, 11/03/31	$75	$65,785
1.88%, 10/27/26	29	28,360
2.50%, 11/22/27	5	4,877
2.50%, 03/29/32	40	36,652
3.13%, 06/15/27	50	49,507
3.63%, 05/05/28	65	65,019
3.63%, 09/21/29	5	4,988
3.88%, 02/14/30	20	20,135
3.88%, 08/28/34	50	48,792
4.00%, 07/25/30	5	5,058
4.00%, 01/10/31	20	20,202
4.00%, 05/06/32	50	50,092
4.13%, 03/20/30	75	76,277
4.50%, 04/10/31	30	31,024
4.63%, 01/15/32	50	51,916
4.75%, 11/14/33	20	20,918
International Finance Corp.
0.75%, 10/08/26	9	8,702
0.75%, 08/27/30(a)	10	8,651
4.38%, 01/15/27	5	5,038
4.50%, 07/13/28(a)	5	5,118
		1,889,883
Uruguay — 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	10	10,041
5.75%, 10/28/34	70	74,201
		84,242
Total Foreign Government Obligations — 3.7% (Cost: $5,072,893)		4,949,995
Municipal Debt Obligations
California — 0.2%
California State University RB, Class B,2.72%, 11/01/52	40	25,798
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	20	22,111
Los Angeles Community College District/California GO BAB, 6.75%, 08/01/49	25	27,438
Regents of the University of California Medical Center Pooled Revenue RB, 3.01%, 05/15/50	60	38,258
State of California GO, 2.50%, 10/01/29	50	47,490
State of California GO BAB, 7.30%, 10/01/39	70	81,136
University of California RB
Series AD, 4.86%, 05/15/2112	25	20,757
Series BD, 3.35%, 07/01/29	35	34,376
Series BG, 3.07%, 05/15/51	10	6,300
		303,664
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue RB, Series C, 4.28%, 10/01/41	50	45,331
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	21,118
Illinois — 0.1%
Chicago O'Hare International Airport RB, Series C, Class C,4.47%, 01/01/49(a)	25	21,359
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, Class A,6.90%, 12/01/40	$24	$26,148
State of Illinois GO, 5.10%, 06/01/33	87	88,220
		135,727
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	25,515
New Jersey — 0.1%
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	50	57,614
New York — 0.1%
Empire State Development Corp. RB BABA, 5.77%, 03/15/39	15	15,572
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	48,435
New York City Municipal Water Finance Authority RB BAB, 5.44%, 06/15/43(a)	30	29,348
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	15,472
Port Authority of New York & New Jersey RB
Series 174, 4.46%, 10/01/62	20	16,642
Series 182, 5.31%, 08/01/46	50	48,656
		174,125
Ohio — 0.1%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	20	25,020
JobsOhio Beverage System RB, Series B, Class B,4.53%, 01/01/35	25	25,080
		50,100
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	28	28,229
Texas — 0.1%
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(a)	25	22,314
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52(a)	50	33,044
State of Texas GO BAB, 5.52%, 04/01/39	20	20,784
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35(a)	13	13,607
5.17%, 04/01/41	25	25,492
		115,241
Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117	25	18,299
Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36	25	23,485
Total Municipal Debt Obligations — 0.7% (Cost: $1,141,591)		998,448
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 2.2%
Federal Home Loan Banks
3.25%, 06/09/28	90	89,170
3.25%, 11/16/28	990	979,478
5.50%, 07/15/36	35	38,046
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	225	255,559
Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
Federal National Mortgage Association
0.88%, 08/05/30	$200	$174,522
1.88%, 09/24/26	475	465,082
5.63%, 07/15/37	186	203,669
6.25%, 05/15/29	50	54,460
6.63%, 11/15/30	100	113,378
7.25%, 05/15/30	35	40,306
Tennessee Valley Authority
3.50%, 12/15/42	67	54,430
5.50%, 06/15/38	10	10,694
5.88%, 04/01/36	50	55,392
6.15%, 01/15/38	185	210,263
7.13%, 05/01/30	190	216,868
Series A, 2.88%, 02/01/27	100	98,693
		3,060,010
U.S. Government Obligations — 59.6%
U.S. Treasury Note/Bond
0.38%, 07/31/27	350	329,137
0.38%, 09/30/27	500	467,852
0.50%, 06/30/27	450	425,180
0.50%, 08/31/27	600	564,234
0.50%, 10/31/27	500	467,930
0.63%, 03/31/27	100	95,344
0.63%, 11/30/27	300	280,945
0.63%, 05/15/30	350	304,199
0.63%, 08/15/30	775	667,832
0.75%, 01/31/28	850	794,484
0.88%, 09/30/26	500	484,434
1.00%, 07/31/28	700	650,344
1.13%, 10/31/26	400	387,781
1.13%, 02/28/27	300	288,809
1.13%, 02/29/28	400	376,656
1.13%, 08/31/28	300	279,141
1.13%, 02/15/31	500	436,758
1.13%, 08/15/40	400	246,125
1.25%, 11/30/26	700	678,562
1.25%, 12/31/26	700	677,305
1.25%, 03/31/28	400	377,125
1.25%, 04/30/28	200	188,250
1.25%, 05/31/28	550	516,613
1.25%, 06/30/28	680	637,659
1.25%, 09/30/28	400	372,906
1.25%, 08/15/31	1,100	950,555
1.25%, 05/15/50	390	183,788
1.38%, 10/31/28	600	560,484
1.38%, 11/15/31	684	591,072
1.38%, 11/15/40	400	254,813
1.38%, 08/15/50	110	53,144
1.50%, 08/15/26	630	616,071
1.50%, 01/31/27	400	387,703
1.50%, 11/30/28	500	468,125
1.63%, 09/30/26	300	293,039
1.63%, 10/31/26	300	292,594
1.63%, 11/30/26	300	292,207
1.63%, 05/15/31	920	819,016
1.63%, 11/15/50	200	103,188
1.75%, 01/31/29	417	392,338
1.75%, 08/15/41	450	297,914
1.88%, 02/28/27	500	486,641
1.88%, 02/28/29	300	283,055
1.88%, 02/15/41	377	259,011
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.88%, 02/15/51	$500	$275,000
1.88%, 11/15/51	429	233,470
2.00%, 11/15/41	500	342,734
2.00%, 02/15/50	184	106,231
2.00%, 08/15/51	39	22,011
2.25%, 02/15/27	300	293,766
2.25%, 08/15/27	250	243,496
2.25%, 11/15/27	400	388,531
2.25%, 05/15/41	390	282,567
2.25%, 08/15/46	265	171,588
2.25%, 02/15/52	680	406,512
2.38%, 05/15/27	500	489,395
2.38%, 03/31/29	700	671,234
2.38%, 05/15/29	500	478,633
2.38%, 02/15/42	165	119,393
2.38%, 11/15/49	300	189,797
2.38%, 05/15/51	470	291,987
2.50%, 02/15/46	300	205,688
2.50%, 05/15/46	260	177,694
2.63%, 07/31/29	400	385,437
2.75%, 04/30/27	400	394,031
2.75%, 07/31/27	600	590,133
2.75%, 05/31/29	402	389,426
2.75%, 08/15/32	700	649,906
2.75%, 08/15/42	190	144,281
2.75%, 11/15/42	300	226,641
2.75%, 08/15/47	200	140,781
2.75%, 11/15/47	240	168,488
2.88%, 08/15/28	500	490,117
2.88%, 04/30/29	300	292,406
2.88%, 05/15/32	700	657,562
2.88%, 05/15/43	400	305,750
2.88%, 11/15/46	150	109,172
2.88%, 05/15/49	300	212,109
2.88%, 05/15/52	440	303,394
3.00%, 05/15/42	200	158,563
3.00%, 05/15/45	200	151,625
3.00%, 11/15/45	140	105,525
3.00%, 02/15/47	200	148,469
3.00%, 05/15/47	100	74,016
3.00%, 02/15/48	280	205,406
3.00%, 08/15/48	300	218,953
3.00%, 02/15/49	150	108,938
3.00%, 08/15/52	420	296,953
3.13%, 08/31/27	600	594,305
3.13%, 11/15/28	600	591,422
3.13%, 08/31/29	270	264,959
3.13%, 02/15/43	140	111,606
3.25%, 06/30/27	600	595,805
3.25%, 06/30/29	250	246,641
3.25%, 05/15/42	400	328,875
3.38%, 05/15/33	1,100	1,054,453
3.38%, 08/15/42	450	375,258
3.38%, 11/15/48	330	257,555
3.50%, 04/30/28	800	798,062
3.50%, 01/31/30	100	99,328
3.50%, 04/30/30	91	90,296
3.63%, 05/31/28	700	700,602
3.63%, 03/31/30	200	199,563
3.63%, 08/15/43	300	255,797
3.63%, 02/15/53	420	336,197
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.63%, 05/15/53	$428	$342,199
3.75%, 04/30/27	399	399,436
3.75%, 06/30/27	610	611,072
3.75%, 08/15/27	610	611,287
3.75%, 12/31/28	400	401,812
3.75%, 05/31/30	300	300,797
3.75%, 06/30/30	300	300,797
3.75%, 12/31/30	600	600,234
3.75%, 11/15/43	200	173,156
3.88%, 03/31/27	246	246,653
3.88%, 05/31/27	658	660,262
3.88%, 12/31/27	300	301,828
3.88%, 09/30/29	200	201,781
3.88%, 11/30/29	700	705,961
3.88%, 12/31/29	260	262,275
3.88%, 04/30/30	715	721,089
3.88%, 06/30/30	530	534,430
3.88%, 07/31/30	430	433,527
3.88%, 08/15/33	331	327,587
3.88%, 08/15/34	890	872,617
3.88%, 02/15/43	94	83,513
3.88%, 05/15/43	155	137,417
4.00%, 01/15/27	40	40,125
4.00%, 12/15/27	607	612,359
4.00%, 02/29/28	600	605,766
4.00%, 01/31/29	500	506,289
4.00%, 10/31/29	500	506,836
4.00%, 02/28/30	900	912,727
4.00%, 03/31/30	540	547,425
4.00%, 05/31/30	862	874,055
4.00%, 07/31/30	260	263,453
4.00%, 01/31/31	300	303,609
4.00%, 06/30/32	290	291,541
4.00%, 07/31/32	278	279,303
4.00%, 02/15/34	875	870,078
4.00%, 11/15/52	420	360,412
4.13%, 02/28/27	247	248,418
4.13%, 09/30/27	600	606,047
4.13%, 07/31/28	268	271,936
4.13%, 03/31/29	500	508,516
4.13%, 11/30/29	386	393,117
4.13%, 08/31/30	273	278,140
4.13%, 03/31/31	400	407,125
4.13%, 11/30/31	350	355,277
4.13%, 02/29/32	645	653,919
4.13%, 05/31/32	182	184,332
4.13%, 11/15/32	240	242,700
4.13%, 08/15/44	180	163,519
4.13%, 08/15/53	470	411,691
4.25%, 11/30/26	590	593,157
4.25%, 01/15/28	117	118,691
4.25%, 02/28/29	400	408,375
4.25%, 01/31/30	730	747,280
4.25%, 02/28/31	700	716,953
4.25%, 06/30/31	300	306,961
4.25%, 11/15/34	1,003	1,009,739
4.25%, 05/15/35	500	501,719
4.25%, 08/15/35	400	400,812
4.25%, 02/15/54	462	413,418
4.25%, 08/15/54	599	536,011
4.38%, 08/15/26	1,000	1,004,492
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.38%, 07/15/27	$700	$709,051
4.38%, 08/31/28	518	529,453
4.38%, 11/30/28	473	484,123
4.38%, 12/31/29	780	802,181
4.38%, 11/30/30	290	298,768
4.38%, 01/31/32	49	50,378
4.38%, 05/15/34	1,073	1,094,125
4.38%, 08/15/43	148	139,929
4.50%, 05/15/27	700	709,352
4.50%, 05/31/29	500	515,117
4.50%, 12/31/31	574	594,449
4.50%, 11/15/33	850	876,695
4.50%, 02/15/44	157	150,499
4.50%, 11/15/54	531	495,821
4.63%, 10/15/26	900	907,805
4.63%, 09/30/28	600	617,906
4.63%, 04/30/29	520	537,794
4.63%, 09/30/30	200	208,328
4.63%, 04/30/31	400	417,062
4.63%, 05/31/31	500	521,289
4.63%, 02/15/35	864	893,700
4.63%, 05/15/44	196	190,671
4.63%, 11/15/44	300	291,094
4.63%, 05/15/54	386	367,786
4.63%, 02/15/55	557	531,065
4.75%, 11/15/43	400	396,312
4.75%, 02/15/45	190	187,180
4.75%, 11/15/53	490	476,372
4.75%, 05/15/55	497	483,565
4.75%, 08/15/55	150	145,992
4.88%, 10/31/28	600	622,687
5.00%, 05/15/45	180	183,038
6.50%, 11/15/26	100	103,297
		81,017,833
Total U.S. Government & Agency Obligations — 61.8% (Cost: $89,381,478)		84,077,843
Total Long-Term Investments — 98.5% (Cost: $141,699,357)		133,961,858
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.26%(g)(h)(i)	1,535,848	$1,535,848
Total Short-Term Securities — 1.2% (Cost: $1,535,848)		1,535,848
Total Investments — 99.7% (Cost: $143,235,205)		135,497,706
Other Assets Less Liabilities — 0.3%		467,817
Net Assets — 100.0%		$135,965,523

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,892,153	$—	$(356,305)(a)	$—	$—	$1,535,848	1,535,848	$15,832 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Government/Credit Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$43,935,572	$—	$43,935,572
Foreign Government Obligations	—	4,949,995	—	4,949,995
Municipal Debt Obligations	—	998,448	—	998,448
U.S. Government & Agency Obligations	—	84,077,843	—	84,077,843
Short-Term Securities
Money Market Funds	1,535,848	—	—	1,535,848
	$1,535,848	$133,961,858	$—	$135,497,706
See notes to financial statements.
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	$115	$102,853
4.65%, 10/01/28	130	131,023
4.75%, 03/30/30	185	186,398
5.38%, 06/15/33	100	101,440
Omnicom Group Inc.
2.45%, 04/30/30	150	137,792
2.60%, 08/01/31	195	175,439
4.20%, 06/01/30	155	153,720
5.30%, 11/01/34(a)	120	121,820
		1,110,485
Aerospace & Defense — 0.4%
Boeing Co. (The)
2.70%, 02/01/27	205	200,375
2.80%, 03/01/27	75	73,386
2.95%, 02/01/30	160	150,163
3.20%, 03/01/29	223	214,638
3.25%, 02/01/28	245	239,175
3.25%, 03/01/28	60	58,458
3.25%, 02/01/35	51	43,509
3.45%, 11/01/28	95	92,711
3.60%, 05/01/34	190	169,232
3.63%, 02/01/31	260	248,231
5.04%, 05/01/27	405	408,834
5.15%, 05/01/30	933	956,161
6.13%, 02/15/33	120	127,878
6.26%, 05/01/27	225	231,447
6.30%, 05/01/29	315	334,358
6.39%, 05/01/31	240	260,552
6.53%, 05/01/34	540	591,076
Embraer Netherlands Finance BV, 5.98%, 02/11/35	140	145,307
GE Capital Funding LLC, 4.55%, 05/15/32	40	40,208
General Dynamics Corp.
2.25%, 06/01/31	125	112,670
2.63%, 11/15/27	101	98,295
3.50%, 04/01/27	210	208,909
3.63%, 04/01/30	232	227,656
3.75%, 05/15/28	250	249,379
4.95%, 08/15/35	25	25,231
General Electric Co.
4.30%, 07/29/30	70	70,332
6.75%, 03/15/32	235	266,070
HEICO Corp.
5.25%, 08/01/28	80	82,203
5.35%, 08/01/33	130	133,659
Hexcel Corp.
4.20%, 02/15/27	120	119,147
5.88%, 02/26/35	35	35,727
Howmet Aerospace Inc.
3.00%, 01/15/29	75	72,218
4.85%, 10/15/31	90	92,051
5.90%, 02/01/27	50	51,125
6.75%, 01/15/28	45	47,524
L3Harris Technologies Inc.
1.80%, 01/15/31	180	157,668
2.90%, 12/15/29	115	108,563
3.85%, 12/15/26	140	139,295
4.40%, 06/15/28	393	395,167
4.85%, 04/27/35	20	19,692
Security	Par (000)	Value
Aerospace & Defense (continued)
5.05%, 06/01/29	$140	$143,719
5.25%, 06/01/31	145	150,566
5.35%, 06/01/34	175	179,284
5.40%, 01/15/27	280	284,356
5.40%, 07/31/33	335	345,538
Lockheed Martin Corp.
1.85%, 06/15/30	120	108,139
3.60%, 03/01/35	20	18,212
3.90%, 06/15/32	195	188,896
4.15%, 08/15/28	100	100,518
4.40%, 08/15/30	135	136,084
4.45%, 05/15/28	80	80,940
4.50%, 02/15/29	130	131,857
4.70%, 12/15/31	75	76,432
4.75%, 02/15/34	180	179,897
4.80%, 08/15/34	125	125,181
5.00%, 08/15/35	150	150,843
5.10%, 11/15/27	190	194,552
5.25%, 01/15/33	250	260,337
Northrop Grumman Corp.
3.20%, 02/01/27	159	157,027
3.25%, 01/15/28	445	436,904
4.40%, 05/01/30	200	201,566
4.60%, 02/01/29	70	71,068
4.65%, 07/15/30	150	152,412
4.70%, 03/15/33	240	240,039
4.90%, 06/01/34	165	165,251
5.25%, 07/15/35	115	117,498
RTX Corp.
1.90%, 09/01/31	225	194,723
2.25%, 07/01/30	215	196,426
2.38%, 03/15/32	230	201,336
2.65%, 11/01/26	140	137,599
3.13%, 05/04/27	273	268,775
3.50%, 03/15/27	290	287,430
4.13%, 11/16/28	765	765,493
5.15%, 02/27/33	315	323,361
5.75%, 11/08/26	230	233,812
5.75%, 01/15/29	130	136,354
6.00%, 03/15/31	260	280,871
6.10%, 03/15/34	290	314,764
7.20%, 08/15/27	52	55,123
7.50%, 09/15/29	80	89,575
		15,181,038
Agriculture — 0.4%
Altria Group Inc.
2.45%, 02/04/32	385	335,247
2.63%, 09/16/26	133	130,757
3.40%, 05/06/30	180	172,471
4.50%, 08/06/30	75	74,972
4.80%, 02/14/29	426	432,474
4.88%, 02/04/28	65	65,979
5.25%, 08/06/35	35	34,958
5.63%, 02/06/35	140	143,797
6.20%, 11/01/28	130	137,352
6.88%, 11/01/33	100	111,861
Archer-Daniels-Midland Co.
2.90%, 03/01/32	185	168,227
3.25%, 03/27/30	270	259,643
4.50%, 08/15/33	50	49,392
5.94%, 10/01/32	155	167,844
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
BAT Capital Corp.
2.26%, 03/25/28	$395	$376,176
2.73%, 03/25/31	290	263,949
3.22%, 09/06/26	216	213,515
3.46%, 09/06/29	90	87,135
3.56%, 08/15/27	303	298,990
4.70%, 04/02/27	240	241,427
4.74%, 03/16/32	166	165,439
4.91%, 04/02/30	210	213,772
5.35%, 08/15/32	165	169,823
5.63%, 08/15/35	275	282,190
5.83%, 02/20/31	200	211,547
6.00%, 02/20/34	220	233,544
6.34%, 08/02/30	265	285,990
6.42%, 08/02/33	275	299,484
7.75%, 10/19/32	130	150,581
BAT International Finance PLC
4.45%, 03/16/28	205	205,779
5.93%, 02/02/29	245	257,341
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	251	229,368
3.75%, 09/25/27	122	121,130
4.10%, 01/07/28	95	94,966
4.20%, 09/17/29	80	79,631
4.55%, 08/04/30	75	75,403
4.65%, 09/17/34	205	199,672
5.15%, 08/04/35	75	75,215
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(b)	150	155,989
Philip Morris International Inc.
1.75%, 11/01/30	205	180,813
2.10%, 05/01/30	180	163,700
3.13%, 08/17/27	120	117,855
3.13%, 03/02/28	125	122,313
3.38%, 08/15/29	186	180,527
4.13%, 04/28/28	125	125,190
4.38%, 11/01/27	145	145,932
4.38%, 04/30/30	100	100,488
4.63%, 11/01/29	170	172,683
4.75%, 02/12/27	195	196,737
4.75%, 11/01/31	185	187,571
4.88%, 02/15/28	305	310,478
4.88%, 02/13/29	220	224,617
4.88%, 04/30/35	80	79,235
4.90%, 11/01/34	135	134,463
5.13%, 11/17/27	335	342,013
5.13%, 02/15/30	495	511,952
5.13%, 02/13/31	180	185,828
5.25%, 09/07/28	120	123,929
5.25%, 02/13/34	365	372,899
5.38%, 02/15/33	480	496,900
5.50%, 09/07/30	135	142,178
5.63%, 11/17/29	275	289,313
5.63%, 09/07/33	240	251,678
5.75%, 11/17/32	325	343,900
		12,776,222
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	23	22,751
Series 2015-1, Class A, 3.38%, 11/01/28	55	53,656
Series 2015-2, Class AA, 3.60%, 03/22/29	72	70,108
Security	Par (000)	Value
Airlines (continued)
Series 2016-1, Class AA, 3.58%, 07/15/29	$49	$47,397
Series 2016-2, Class AA, 3.20%, 12/15/29	73	70,105
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	75	71,540
Series 2017-1, Class AA, 3.65%, 02/15/29	44	42,938
Series 2017-2, Class AA, 3.35%, 04/15/31	121	115,807
Series 2019-1, Class AA, 3.15%, 08/15/33	77	71,310
Delta Air Lines Inc.
3.75%, 10/28/29	120	116,398
4.38%, 04/19/28	65	65,015
4.95%, 07/10/28	160	161,915
5.25%, 07/10/30	100	102,022
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	49	46,903
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(a)	116	109,146
Series 2019-1, Class AA, 2.75%, 11/15/33	82	71,871
Southwest Airlines Co.
2.63%, 02/10/30	130	119,549
3.00%, 11/15/26	125	122,907
3.45%, 11/16/27	55	54,021
5.13%, 06/15/27	390	394,456
United Airlines Pass-Through Trust
Series 2014-2, Class A, 3.75%, 03/03/28	102	100,435
Series 2016-1, Class AA, 3.10%, 01/07/30	95	91,720
Series 2016-2, Class AA, 2.88%, 04/07/30	90	85,905
Series 2018-1, Class AA, 3.50%, 09/01/31	119	113,612
Series 2019, Class AA, 4.15%, 02/25/33	89	85,702
Series 2019-2, Class AA, 2.70%, 11/01/33	91	82,368
Series 2020-1, 5.88%, 04/15/29	233	237,671
		2,727,228
Apparel — 0.0%
NIKE Inc.
2.38%, 11/01/26	240	235,646
2.75%, 03/27/27	248	243,513
2.85%, 03/27/30	349	331,207
PVH Corp., 5.50%, 06/13/30	75	76,461
Ralph Lauren Corp., 2.95%, 06/15/30	220	207,593
Tapestry Inc.
3.05%, 03/15/32(a)	100	89,613
4.13%, 07/15/27	62	61,730
5.10%, 03/11/30	75	76,632
5.50%, 03/11/35	155	156,476
		1,478,871
Auto Manufacturers — 0.9%
American Honda Finance Corp.
1.30%, 09/09/26	180	174,742
1.80%, 01/13/31	95	82,837
2.00%, 03/24/28	210	199,106
2.25%, 01/12/29	170	159,476
2.30%, 09/09/26	115	112,782
2.35%, 01/08/27	130	126,958
3.50%, 02/15/28	115	113,417
4.40%, 10/05/26	165	165,369
4.40%, 09/05/29	170	170,864
4.45%, 10/22/27	160	161,102
4.55%, 07/09/27	55	55,422
4.55%, 03/03/28	145	146,381
4.60%, 04/17/30	170	171,639
4.70%, 01/12/28	120	121,569
4.80%, 03/05/30	110	112,126
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.85%, 10/23/31	$180	$182,352
4.90%, 03/12/27	160	161,664
4.90%, 07/09/27	110	111,476
4.90%, 03/13/29	145	148,143
4.90%, 01/10/34(a)	170	169,675
5.05%, 07/10/31	185	189,856
5.13%, 07/07/28	195	200,107
5.15%, 07/09/32	50	50,956
5.20%, 03/05/35	125	125,591
5.65%, 11/15/28	100	104,311
5.85%, 10/04/30	135	143,634
Cummins Inc.
1.50%, 09/01/30	270	238,405
4.25%, 05/09/28	70	70,565
4.70%, 02/15/31	170	172,608
4.90%, 02/20/29	100	102,750
5.15%, 02/20/34	110	112,691
5.30%, 05/09/35	120	122,571
Ford Motor Co.
3.25%, 02/12/32	540	462,703
4.35%, 12/08/26	110	109,424
6.10%, 08/19/32	400	404,012
6.63%, 10/01/28	5	5,268
7.45%, 07/16/31	255	280,493
9.63%, 04/22/30	70	81,494
Ford Motor Credit Co. LLC
2.90%, 02/16/28	200	189,589
2.90%, 02/10/29	200	184,270
3.63%, 06/17/31	220	197,975
3.82%, 11/02/27	130	126,543
4.00%, 11/13/30	340	315,942
4.13%, 08/17/27	305	299,268
4.27%, 01/09/27	85	84,188
4.95%, 05/28/27	380	378,999
5.11%, 05/03/29	340	335,273
5.13%, 11/05/26	200	200,349
5.30%, 09/06/29	205	203,486
5.80%, 03/05/27	210	211,711
5.80%, 03/08/29	260	262,908
5.85%, 05/17/27	265	267,788
5.88%, 11/07/29	210	212,376
5.92%, 03/20/28	200	203,010
6.05%, 03/05/31	210	213,464
6.05%, 11/05/31	230	232,631
6.13%, 03/08/34	335	329,540
6.50%, 02/07/35	210	211,477
6.53%, 03/19/32	200	205,635
6.80%, 05/12/28	337	349,828
6.80%, 11/07/28	340	353,957
7.12%, 11/07/33	285	297,975
7.20%, 06/10/30	205	217,766
7.35%, 11/04/27	320	333,169
7.35%, 03/06/30	235	250,241
General Motors Co.
4.20%, 10/01/27	200	199,407
5.00%, 10/01/28	97	98,567
5.00%, 04/01/35	245	234,061
5.35%, 04/15/28	30	30,673
5.40%, 10/15/29	225	231,968
5.60%, 10/15/32	250	256,806
5.63%, 04/15/30	105	108,485
Security	Par (000)	Value
Auto Manufacturers (continued)
6.25%, 04/15/35	$115	$119,268
6.80%, 10/01/27	180	187,836
General Motors Financial Co. Inc.
2.35%, 02/26/27	250	242,885
2.35%, 01/08/31	233	205,210
2.40%, 04/10/28	195	185,723
2.40%, 10/15/28	220	207,499
2.70%, 08/20/27	170	165,057
2.70%, 06/10/31	255	226,237
3.10%, 01/12/32	310	275,665
3.60%, 06/21/30	271	257,333
3.85%, 01/05/28	170	167,989
4.00%, 10/06/26	210	208,998
4.30%, 04/06/29	240	237,463
4.35%, 01/17/27	302	301,745
4.90%, 10/06/29	230	231,814
5.00%, 04/09/27	360	363,141
5.00%, 07/15/27	100	101,104
5.05%, 04/04/28	205	208,293
5.35%, 07/15/27	210	213,820
5.35%, 01/07/30	270	276,255
5.40%, 05/08/27	145	147,419
5.45%, 07/15/30	100	102,720
5.45%, 09/06/34	185	183,091
5.55%, 07/15/29	265	273,154
5.60%, 06/18/31	130	134,115
5.63%, 04/04/32	110	112,547
5.65%, 01/17/29	115	118,569
5.75%, 02/08/31	160	166,065
5.80%, 06/23/28	295	305,367
5.80%, 01/07/29	315	326,960
5.85%, 04/06/30	200	208,983
5.90%, 01/07/35	215	218,272
5.95%, 04/04/34	270	276,772
6.00%, 01/09/28	220	228,014
6.10%, 01/07/34	325	337,027
6.15%, 07/15/35	105	107,898
6.40%, 01/09/33	225	238,351
Honda Motor Co. Ltd.
2.53%, 03/10/27	45	43,928
2.97%, 03/10/32	170	153,464
4.44%, 07/08/28	200	201,137
4.69%, 07/08/30	260	262,445
5.34%, 07/08/35	180	180,955
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	320	382,418
PACCAR Financial Corp.
2.00%, 02/04/27	125	121,641
4.00%, 08/08/28	50	50,126
4.00%, 09/26/29	75	75,046
4.25%, 06/23/27	100	100,591
4.45%, 08/06/27	120	121,439
4.55%, 03/03/28	120	121,927
4.55%, 05/08/30	80	81,556
4.60%, 01/10/28	100	101,636
4.60%, 01/31/29(a)	130	132,629
4.95%, 08/10/28	60	61,741
5.00%, 05/13/27	90	91,562
5.00%, 03/22/34	90	92,023
5.20%, 11/09/26	140	142,038
Series R, 4.50%, 11/25/26	80	80,584
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Toyota Motor Corp.
2.36%, 03/25/31	$148	$134,006
2.76%, 07/02/29	85	81,106
3.67%, 07/20/28	70	69,877
4.19%, 06/30/27	130	130,442
4.45%, 06/30/30	70	70,693
5.05%, 06/30/35	65	65,737
5.12%, 07/13/28	140	144,354
5.12%, 07/13/33	95	98,268
Toyota Motor Credit Corp.
1.15%, 08/13/27	130	123,247
1.65%, 01/10/31	140	122,246
1.90%, 01/13/27	195	189,615
1.90%, 04/06/28	150	142,611
1.90%, 09/12/31	125	108,680
2.15%, 02/13/30	165	151,495
2.40%, 01/13/32	25	22,115
3.05%, 03/22/27	350	344,991
3.05%, 01/11/28	140	137,132
3.20%, 01/11/27	230	227,660
3.38%, 04/01/30	250	241,673
3.65%, 01/08/29	135	133,401
4.35%, 10/08/27	225	226,638
4.45%, 06/29/29	210	212,554
4.50%, 05/14/27	175	176,476
4.55%, 09/20/27	205	207,246
4.55%, 08/09/29	240	243,631
4.55%, 05/17/30	125	126,718
4.60%, 01/08/27	100	100,821
4.60%, 10/10/31	180	181,753
4.63%, 01/12/28	225	228,292
4.65%, 01/05/29	205	208,674
4.70%, 01/12/33	145	145,877
4.80%, 05/15/30	165	168,825
4.80%, 01/05/34	195	196,563
4.95%, 01/09/30	170	175,168
5.05%, 05/16/29	130	134,175
5.10%, 03/21/31	170	176,260
5.25%, 09/11/28	140	144,963
5.35%, 01/09/35	95	98,218
5.40%, 11/20/26	225	228,649
5.45%, 11/10/27	195	200,875
5.55%, 11/20/30	305	322,960
Series B, 5.00%, 03/19/27	150	152,167
		30,918,261
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32	200	181,270
4.65%, 09/13/29	200	200,820
5.15%, 09/13/34	200	195,379
BorgWarner Inc.
2.65%, 07/01/27	243	236,561
4.95%, 08/15/29	130	132,688
5.40%, 08/15/34	115	117,024
Lear Corp.
2.60%, 01/15/32	115	100,286
3.50%, 05/30/30	75	71,566
3.80%, 09/15/27	143	141,616
4.25%, 05/15/29	96	95,306
Magna International Inc.
2.45%, 06/15/30	155	142,651
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.05%, 03/14/29(a)	$125	$127,986
5.50%, 03/21/33	125	128,871
5.88%, 06/01/35	50	51,969
		1,923,993
Banks — 8.6%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.030%)(c)	5	5,195
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	249,719
4.42%, 12/16/26	250	251,335
4.62%, 12/16/29	250	255,514
4.75%, 01/18/27	30	30,306
4.90%, 07/16/27	250	254,372
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	205	212,192
6.03%, 03/13/35, (1-year CMT + 1.950%)(c)	200	209,835
6.14%, 09/14/28, (1-year CMT + 2.700%)(c)	200	206,929
7.88%, 11/15/34, (1-year CMT + 3.300%)(c)	200	230,086
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(c)	280	272,305
2.75%, 12/03/30	325	292,995
2.96%, 03/25/31	200	184,758
3.23%, 11/22/32, (1-year CMT + 1.600%)(c)	225	204,072
3.31%, 06/27/29	205	198,003
3.49%, 05/28/30	210	201,927
3.80%, 02/23/28	215	212,750
4.18%, 03/24/28, (1-year CMT + 2.000%)(c)	300	299,446
4.25%, 04/11/27	235	235,107
4.38%, 04/12/28	275	276,117
5.29%, 08/18/27	315	320,737
5.37%, 07/15/28, (1-year CMT + 0.950%)(c)	235	239,745
5.44%, 07/15/31	285	298,529
5.54%, 03/14/30, (1-year CMT + 1.450%)(c)	250	259,334
5.55%, 03/14/28, (1-year CMT + 1.250%)(c)	215	218,832
5.57%, 01/17/30	200	208,772
5.59%, 08/08/28	320	332,796
6.03%, 01/17/35	200	212,336
6.35%, 03/14/34	245	259,714
6.53%, 11/07/27, (1-year CMT + 1.650%)(c)	220	225,384
6.61%, 11/07/28	435	465,562
6.92%, 08/08/33	410	451,235
6.94%, 11/07/33	300	340,425
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	780	693,430
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	580	512,106
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	695	656,564
2.30%, 07/21/32, (1-day SOFR + 1.220%)(c)	835	736,690
2.48%, 09/21/36, (5-year CMT + 1.200%)(c)	395	341,452
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(c)	790	729,301
2.55%, 02/04/28, (1-day SOFR + 1.050%)(c)	500	488,201
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	727	648,730
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	675	624,262
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	950	861,681
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(c)	478	451,993
2.97%, 02/04/33, (1-day SOFR + 1.330%)(c)	850	767,445
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(c)	570	547,195
3.25%, 10/21/27	581	572,282
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(c)	$1,258	$1,235,743
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(c)	500	494,509
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(c)	526	521,662
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(c)	595	591,453
3.85%, 03/08/37, (5-year CMT + 2.000%)(c)	525	484,662
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(c)	586	582,407
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(c)	682	676,263
4.25%, 10/22/26	477	476,965
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(c)	685	686,704
4.38%, 04/27/28, (1-day SOFR + 1.580%)(c)	525	526,167
4.57%, 04/27/33, (1-day SOFR + 1.830%)(c)	940	930,346
4.62%, 05/09/29, (1-day SOFR + 1.110%)(c)	625	632,029
4.95%, 07/22/28, (1-day SOFR + 2.040%)(c)	660	668,828
4.98%, 01/24/29, (1-day SOFR + 0.830%)(c)	100	101,749
5.02%, 07/22/33, (1-day SOFR + 2.160%)(c)	1,165	1,182,953
5.16%, 01/24/31, (1-day SOFR + 1.000%)(c)	740	763,817
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	775	794,476
5.29%, 04/25/34, (1-day SOFR + 1.910%)(c)	1,215	1,245,311
5.43%, 08/15/35, (1-day SOFR +1.913%)(c)	500	503,531
5.46%, 05/09/36, (1-day SOFR + 1.640%)(c)	605	621,504
5.47%, 01/23/35, (1-day SOFR + 1.650%)(c)	1,120	1,156,527
5.51%, 01/24/36, (1-day SOFR + 1.310%)(c)	835	860,234
5.52%, 10/25/35, (1-day SOFR + 1.738%)(c)	750	756,330
5.74%, 02/12/36, (1-day SOFR + 1.697%)(c)	465	476,486
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	705	736,866
5.87%, 09/15/34, (1-day SOFR + 1.840%)(c)	860	912,076
5.93%, 09/15/27, (1-day SOFR + 1.340%)(c)	325	330,231
6.20%, 11/10/28, (1-day SOFR + 1.990%)(c)	460	479,226
Series L, 4.18%, 11/25/27	432	431,710
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	480	436,081
Bank of Montreal
1.25%, 09/15/26	270	262,158
2.65%, 03/08/27	330	323,544
3.09%, 01/10/37, (5-year CMT + 1.400%)(c)	210	185,162
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(c)	285	279,242
4.64%, 09/10/30, (1-day SOFR + 1.250%)(c)	195	197,573
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(c)	175	178,482
5.20%, 02/01/28	270	276,977
5.27%, 12/11/26	270	273,683
5.37%, 06/04/27	240	245,299
5.51%, 06/04/31	235	247,125
5.72%, 09/25/28	295	308,444
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(c)	190	190,538
Series H, 4.70%, 09/14/27	195	197,288
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	140	135,489
1.65%, 07/14/28	139	130,997
1.65%, 01/28/31	120	105,542
1.80%, 07/28/31	119	104,559
2.05%, 01/26/27	220	214,420
Security	Par (000)	Value
Banks (continued)
2.50%, 01/26/32(a)	$125	$111,604
3.00%, 10/30/28	120	116,128
3.25%, 05/16/27	150	148,382
3.30%, 08/23/29	149	144,287
3.40%, 01/29/28	191	188,778
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(c)	259	256,813
3.85%, 04/28/28	215	215,334
3.85%, 04/26/29	90	89,733
3.99%, 06/13/28, (1-day SOFR + 1.151%)(c)	40	39,957
4.29%, 06/13/33, (1-day SOFR + 1.418%)(c)	140	136,767
4.44%, 06/09/28, (1-day SOFR + 0.680%)(c)	95	95,562
4.54%, 02/01/29, (1-day SOFR + 1.169%)(c)	165	166,991
4.60%, 07/26/30, (1-day SOFR + 1.755%)(c)	105	106,756
4.71%, 02/01/34, (1-day SOFR + 1.512%)(c)	170	169,391
4.89%, 07/21/28, (1-day SOFR + 0.840%)(c)	160	162,444
4.94%, 02/11/31, (1-day SOFR + 0.887%)(c)	260	267,058
4.97%, 04/26/34, (1-day SOFR + 1.606%)(c)	225	227,331
4.98%, 03/14/30, (1-day SOFR + 1.085%)(c)	215	220,923
5.06%, 07/22/32, (1-day SOFR + 1.230%)(c)	260	267,707
5.19%, 03/14/35, (1-day SOFR + 1.418%)(c)	245	249,563
5.23%, 11/20/35, (1-day SOFR + 1.253%)(c)	155	158,162
5.32%, 06/06/36, (1-day SOFR + 1.350%)(c)	100	102,358
5.61%, 07/21/39, (1-day SOFR + 1.770%)(c)	50	51,686
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(c)	225	233,098
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(c)	350	374,103
6.32%, 10/25/29, (1-day SOFR + 1.598%)(c)	185	197,043
6.47%, 10/25/34, (1-day SOFR + 1.845%)(c)	265	292,934
Series J, 1.90%, 01/25/29	100	93,446
Bank of Nova Scotia (The)
1.30%, 09/15/26	200	194,316
1.95%, 02/02/27	195	189,723
2.15%, 08/01/31	211	186,465
2.45%, 02/02/32	180	158,053
2.95%, 03/11/27	175	172,216
4.40%, 09/08/28, (1-day SOFR + 1.000%)(c)	245	246,127
4.59%, 05/04/37, (5-year CMT + 2.050%)(c)	235	225,428
4.74%, 11/10/32, (1-day SOFR + 1.440%)(c)	135	136,359
4.85%, 02/01/30	270	276,012
4.93%, 02/14/29, (1-day SOFR + 0.890%)(c)	225	228,805
5.13%, 02/14/31, (1-day SOFR + 1.070%)(c)	245	251,924
5.25%, 06/12/28	180	185,968
5.35%, 12/07/26	240	243,451
5.40%, 06/04/27	200	204,699
5.45%, 08/01/29	135	140,849
5.65%, 02/01/34	220	231,792
BankUnited Inc., 5.13%, 06/11/30	65	65,024
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(c)	415	404,702
2.65%, 06/24/31, (1-year CMT + 1.900%)(c)	230	210,586
2.67%, 03/10/32, (1-year CMT + 1.200%)(c)	220	198,176
2.89%, 11/24/32, (1-year CMT + 1.300%)(c)	280	250,639
3.56%, 09/23/35, (5-year CMT + 2.900%)(c)	200	186,565
4.34%, 01/10/28	285	285,146
4.48%, 11/11/29, (1-day SOFR + 1.080%)(c)	200	200,371
4.84%, 05/09/28	440	441,913
4.84%, 09/10/28, (1-day SOFR + 1.340%)(c)	220	222,207
4.94%, 09/10/30, (1-day SOFR + 1.560%)(c)	290	294,405
4.97%, 05/16/29(c)	385	390,712
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.09%, 02/25/29, (1-day SOFR + 0.960%)(c)	$215	$218,700
5.09%, 06/20/30(c)	325	329,396
5.34%, 09/10/35, (1-day SOFR + 1.910%)(c)	450	450,491
5.37%, 02/25/31, (1-day SOFR + 1.230%)(c)	215	221,742
5.50%, 08/09/28, (1-year CMT + 2.650%)(c)	395	403,329
5.67%, 03/12/28, (1-day SOFR +1.490%)(c)	245	249,663
5.69%, 03/12/30, (1-day SOFR + 1.740%)(c)	440	457,689
5.75%, 08/09/33, (1-year CMT + 3.000%)(c)	205	214,066
5.79%, 02/25/36, (1-day SOFR + 1.590%)(c)	200	206,137
6.22%, 05/09/34, (1-day SOFR + 2.980%)(c)	410	437,299
6.49%, 09/13/29, (1-day SOFR + 2.220%)(c)	265	280,776
6.50%, 09/13/27, (1-day SOFR + 1.880%)(c)	210	214,372
6.69%, 09/13/34, (1-day SOFR + 2.620%)(c)	300	328,874
7.12%, 06/27/34, (1-day SOFR + 3.570%)(c)	315	348,137
7.39%, 11/02/28, (1-year CMT + 3.300%)(c)	285	302,515
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	420	479,155
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	165	164,815
BPCE SA, 3.38%, 12/02/26	25	24,773
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	270	267,650
3.60%, 04/07/32	300	282,085
4.51%, 09/11/27, (1-day SOFR + 0.930%)(c)	120	120,283
4.63%, 09/11/30, (1-day SOFR + 1.335%)(c)	145	146,511
4.86%, 01/13/28, (1-day SOFR + 0.720%)(c)	75	75,626
4.86%, 03/30/29, (1-day SOFR + 1.030%)(c)	195	197,865
5.00%, 04/28/28	190	194,307
5.24%, 06/28/27	70	71,358
5.25%, 01/13/31, (1-day SOFR + 1.105%)(c)	190	196,072
5.26%, 04/08/29	285	294,873
5.93%, 10/02/26	320	325,915
5.99%, 10/03/28	160	168,409
6.09%, 10/03/33	265	285,844
Capital One NA, 4.65%, 09/13/28	100	101,152
Citibank NA
4.58%, 05/29/27	500	504,042
4.84%, 08/06/29	350	358,878
4.88%, 11/19/27, (1-day SOFR + 0.712%)(c)	285	287,127
4.91%, 05/29/30	335	343,907
5.49%, 12/04/26	455	462,200
5.57%, 04/30/34	505	528,379
5.80%, 09/29/28	550	576,494
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	395	349,686
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	670	601,665
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	791	726,179
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	500	463,722
2.98%, 11/05/30, (1-day SOFR + 1.422%)(c)	493	465,966
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	670	604,998
3.07%, 02/24/28, (1-day SOFR + 1.280%)(c)	550	540,202
3.20%, 10/21/26	665	657,537
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(c)	490	482,457
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(c)	596	589,260
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	660	620,848
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(c)	565	561,738
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(c)	560	552,996
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(c)	511	508,826
Security	Par (000)	Value
Banks (continued)
4.13%, 07/25/28	$480	$479,276
4.30%, 11/20/26	222	222,147
4.41%, 03/31/31, (1-day SOFR + 3.914%)(c)	880	877,704
4.45%, 09/29/27	807	809,217
4.54%, 09/19/30, (1-day SOFR + 1.338%)(c)	650	652,923
4.64%, 05/07/28, (1-day SOFR + 1.143%)(c)	511	513,699
4.66%, 05/24/28, (1-day SOFR + 1.887%)(c)	305	306,801
4.79%, 03/04/29, (1-day SOFR + 0.870%)(c)	510	516,582
4.91%, 05/24/33, (1-day SOFR + 2.086%)(c)	620	622,154
4.95%, 05/07/31, (1-day SOFR + 1.463%)(c)	450	458,549
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	675	692,699
5.41%, 09/19/39, (5-year CMT + 1.730%)(c)	175	173,185
5.45%, 06/11/35, (1-day SOFR + 1.447%)(c)	635	651,686
5.59%, 11/19/34, (5-year CMT + 1.280%)(c)	265	270,661
5.83%, 02/13/35, (1-day SOFR + 2.056%)(c)	590	605,184
5.88%, 02/22/33	175	184,172
6.00%, 10/31/33	150	159,795
6.02%, 01/24/36, (1-day SOFR + 1.830%)(c)	445	459,202
6.17%, 05/25/34, (1-day SOFR + 2.661%)(c)	500	526,383
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	685	742,473
6.63%, 01/15/28	100	106,025
6.63%, 06/15/32	290	319,612
Series ., 5.33%, 03/27/36, (1-day SOFR + 1.465%)(c)	500	505,244
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(c)	250	251,147
Citizens Financial Group Inc.
2.50%, 02/06/30	82	75,269
2.64%, 09/30/32	185	156,567
3.25%, 04/30/30	190	179,642
5.25%, 03/05/31, (1-day SOFR + 1.259%)(c)	170	173,874
5.64%, 05/21/37, (5-year CMT + 2.750%)(c)	50	50,247
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	265	276,674
5.84%, 01/23/30, (1-day SOFR + 2.010%)(c)	240	249,662
6.65%, 04/25/35, (1-day SOFR + 2.325%)(c)	130	141,338
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(c)	30	29,577
Comerica Inc.
4.00%, 02/01/29	185	182,559
5.98%, 01/30/30, (1-day SOFR + 2.155%)(c)	239	247,851
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	250	252,991
4.58%, 11/27/26	275	276,954
Cooperatieve Rabobank UA/NY
4.49%, 10/17/29	250	254,008
5.04%, 03/05/27	115	116,731
5.50%, 10/05/26	250	253,820
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.219%)(c)	350	341,388
2.55%, 01/07/28, (1-day SOFR + 1.318%)(c)	285	278,397
3.04%, 05/28/32, (1-day SOFR + 1.718%)(c)	205	186,923
3.55%, 09/18/31, (1-day SOFR + 3.043%)(c)	330	313,070
3.73%, 01/14/32, (1-day SOFR + 2.757%)(c)	265	248,033
3.74%, 01/07/33, (1-day SOFR + 2.257%)(c)	265	242,591
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(c)	235	234,024
4.95%, 08/04/31, (1-day SOFR + 1.300%)(c)	170	171,373
5.00%, 09/11/30, (1-day SOFR + 1.700%)(c)	190	193,188
5.30%, 05/09/31, (1-day SOFR + 1.720%)(c)	150	153,661
5.37%, 09/09/27	310	317,466
5.40%, 09/11/35, (1-day SOFR + 2.050%)(c)	260	261,473
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.41%, 05/10/29	$235	$244,639
5.71%, 02/08/28, (1-day SOFR + 1.594%)(c)	85	86,567
5.88%, 07/08/31, (1-day SOFR + 5.438%)(c)	200	206,995
6.72%, 01/18/29, (1-day SOFR + 3.180%)(c)	295	310,264
6.82%, 11/20/29, (1-day SOFR + 2.510%)(c)	350	375,123
7.08%, 02/10/34, (1-day SOFR + 3.650%)(c)	260	282,403
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.210%)(c)	150	153,262
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(c)	260	252,167
2.55%, 05/05/27	155	151,109
3.95%, 03/14/28	230	228,717
4.06%, 04/25/28, (1-day SOFR + 1.355%)(c)	100	99,672
4.34%, 04/25/33, (1-day SOFR + 1.660%)(c)	75	72,529
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(c)	240	242,888
5.63%, 01/29/32, (1-day SOFR + 1.840%)(c)	300	314,049
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	205	216,362
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(c)	200	208,795
Fifth Third Bank NA
2.25%, 02/01/27	250	243,438
4.97%, 01/28/28, (1-day SOFR + 0.810%)(c)	250	252,517
First Citizens BancShares Inc./NC
5.23%, 03/12/31, (1-day SOFR + 1.410%)(c)	55	55,811
6.25%, 03/12/40, (5-year CMT + 1.970%)(c)	150	150,869
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	75	77,868
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.930%)(c)	5	5,089
Goldman Sachs Capital I, 6.35%, 02/15/34	210	222,948
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(c)	610	592,838
1.95%, 10/21/27, (1-day SOFR + 0.913%)(c)	900	876,095
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	547	480,224
2.38%, 07/21/32, (1-day SOFR + 1.248%)(c)	900	796,991
2.60%, 02/07/30	479	447,809
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	810	731,064
2.64%, 02/24/28, (1-day SOFR + 1.114%)(c)	670	653,893
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	660	589,343
3.10%, 02/24/33, (1-day SOFR + 1.410%)(c)	855	777,771
3.50%, 11/16/26	610	604,959
3.62%, 03/15/28, (1-day SOFR + 1.846%)(c)	657	650,044
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(c)	545	539,805
3.80%, 03/15/30	53	52,093
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(c)	537	531,447
3.85%, 01/26/27	788	784,460
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(c)	766	766,114
4.48%, 08/23/28, (1-day SOFR + 1.725%)(c)	585	587,542
4.69%, 10/23/30, (1-day SOFR + 1.135%)(c)	425	429,740
4.94%, 04/23/28, (1-day SOFR + 1.319%)(c)	190	191,938
5.02%, 10/23/35, (1-day SOFR + 1.420%)(c)	725	720,401
5.05%, 07/23/30, (1-day SOFR + 1.210%)(c)	605	619,274
5.21%, 01/28/31, (1-day SOFR + 1.078%)(c)	480	494,405
5.22%, 04/23/31, (1-day SOFR + 1.580%)(c)	700	722,740
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	640	651,206
5.54%, 01/28/36, (1-day SOFR + 1.380%)(c)	745	768,356
5.73%, 04/25/30, (1-day SOFR +1.265%)(c)	660	690,440
5.85%, 04/25/35, (1-day SOFR + 1.552%)(c)	540	570,008
Security	Par (000)	Value
Banks (continued)
5.95%, 01/15/27	$195	$199,722
6.13%, 02/15/33	250	273,926
6.48%, 10/24/29, (1-day SOFR + 1.770%)(c)	610	648,904
6.56%, 10/24/34, (1-day SOFR + 1.950%)(c)	340	377,388
HSBC Bank USA NA/New York, 5.88%, 11/01/34	90	95,661
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.732%)(c)	435	415,122
2.21%, 08/17/29, (1-day SOFR + 1.285%)(c)	420	395,627
2.25%, 11/22/27, (1-day SOFR + 1.100%)(c)	205	199,946
2.36%, 08/18/31, (1-day SOFR + 1.947%)(c)	330	297,818
2.80%, 05/24/32, (1-day SOFR + 1.187%)(c)	630	568,686
2.85%, 06/04/31, (1-day SOFR + 2.387%)(c)	320	296,593
2.87%, 11/22/32, (1-day SOFR + 1.410%)(c)	345	310,229
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(c)	645	634,581
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(c)	515	513,032
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(c)	635	639,067
4.76%, 06/09/28, (1-day SOFR + 2.110%)(c)	470	473,455
4.76%, 03/29/33, (1-day SOFR + 2.530%)(c)	405	399,596
4.90%, 03/03/29, (1-day SOFR + 1.030%)(c)	345	349,610
4.95%, 03/31/30	525	537,556
5.13%, 11/19/28, (1-day SOFR + 1.040%)(c)	200	203,231
5.13%, 03/03/31, (1-day SOFR + 1.290%)(c)	350	358,374
5.21%, 08/11/28, (1-day SOFR + 2.610%)(c)	485	492,754
5.24%, 05/13/31, (1-day SOFR + 1.570%)(c)	415	426,508
5.29%, 11/19/30, (1-day SOFR + 1.290%)(c)	445	458,421
5.40%, 08/11/33, (1-day SOFR + 2.870%)(c)	555	572,308
5.45%, 03/03/36, (1-day SOFR + 1.560%)(c)	400	406,549
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	285	295,504
5.60%, 05/17/28, (1-day SOFR + 1.060%)(c)	410	418,495
5.72%, 03/04/35, (1-day SOFR + 1.780%)(c)	290	303,517
5.73%, 05/17/32, (1-day SOFR + 1.520%)(c)	310	325,320
5.79%, 05/13/36, (1-day SOFR + 1.880%)(c)	400	416,020
5.87%, 11/18/35, (1-day SOFR + 1.900%)(c)	385	394,741
6.16%, 03/09/29, (1-day SOFR + 1.970%)(c)	405	422,412
6.25%, 03/09/34, (1-day SOFR + 2.390%)(c)	475	512,785
6.55%, 06/20/34, (1-day SOFR + 2.980%)(c)	445	476,398
7.39%, 11/03/28, (1-day SOFR + 3.350%)(c)	485	515,409
7.40%, 11/13/34, (1-day SOFR + 3.020%)(c)	405	456,351
8.11%, 11/03/33, (1-day SOFR + 4.250%)(c)	370	430,441
HSBC USA Inc.
4.65%, 06/03/28	200	202,824
5.29%, 03/04/27	225	228,988
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(c)	75	63,838
2.55%, 02/04/30	193	178,571
4.44%, 08/04/28, (1-day SOFR + 1.970%)(c)	275	275,806
5.02%, 05/17/33, (1-day SOFR + 2.050%)(c)	75	75,056
5.27%, 01/15/31, (1-day SOFR + 1.276%)(c)	195	201,019
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(c)	280	289,332
6.14%, 11/18/39, (5-year CMT + 1.700%)(c)	80	82,442
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	210	221,298
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(c)	250	251,329
4.87%, 04/12/28, (1-day SOFR + 0.720%)(c)	250	252,275
5.65%, 01/10/30	125	130,768
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	$250	$247,303
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(c)	200	182,468
3.95%, 03/29/27	290	288,813
4.02%, 03/28/28, (1-day SOFR + 1.830%)(c)	285	283,889
4.05%, 04/09/29	215	213,505
4.25%, 03/28/33, (1-day SOFR + 2.070%)(c)	210	203,796
4.55%, 10/02/28	323	326,215
4.86%, 03/25/29, (1-day SOFR + 1.010%)(c)	200	202,693
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(c)	200	204,777
5.34%, 03/19/30, (1-day SOFR + 1.440%)(c)	260	268,235
5.55%, 03/19/35, (1-day SOFR + 1.770%)(c)	335	344,664
6.08%, 09/11/27, (1-day SOFR + 1.560%)(c)	260	264,439
6.11%, 09/11/34, (1-day SOFR + 2.090%)(c)	250	267,254
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(c)	590	573,123
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(c)	355	311,725
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	660	580,639
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	465	439,757
2.18%, 06/01/28, (1-day SOFR + 1.890%)(c)	360	348,196
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	615	568,195
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	685	610,703
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(c)	740	669,322
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(c)	840	791,446
2.95%, 10/01/26	726	717,882
2.95%, 02/24/28, (1-day SOFR + 1.170%)(c)	400	392,737
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(c)	644	600,582
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	910	825,201
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(c)	503	495,443
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(c)	585	578,530
3.63%, 12/01/27	291	288,256
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(c)	570	558,965
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(c)	610	606,305
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(c)	507	504,684
4.13%, 12/15/26	524	524,157
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(c)	632	632,671
4.25%, 10/01/27	338	340,157
4.32%, 04/26/28, (1-day SOFR + 1.560%)(c)	665	665,810
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(c)	568	572,257
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(c)	670	674,880
4.51%, 10/22/28, (1-day SOFR + 0.860%)(c)	455	457,969
4.57%, 06/14/30, (1-day SOFR + 1.750%)(c)	480	484,793
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	575	571,992
4.60%, 10/22/30, (1-day SOFR + 1.040%)(c)	585	591,233
4.85%, 07/25/28, (1-day SOFR + 1.990%)(c)	780	789,474
4.91%, 07/25/33, (1-day SOFR + 2.080%)(c)	1,025	1,038,859
4.92%, 01/24/29, (1-day SOFR + 0.800%)(c)	450	457,868
Security	Par (000)	Value
Banks (continued)
4.95%, 10/22/35, (1-day SOFR + 1.340%)(c)	$625	$621,550
4.98%, 07/22/28, (1-day SOFR + 0.930%)(c)	410	415,929
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	640	656,293
5.01%, 01/23/30, (1-day SOFR + 1.310%)(c)	600	614,204
5.04%, 01/23/28, (1-day SOFR + 1.190%)(c)	530	535,603
5.10%, 04/22/31, (1-day SOFR + 1.435%)(c)	465	479,681
5.14%, 01/24/31, (1-day SOFR + 1.010%)(c)	355	366,038
5.29%, 07/22/35, (1-day SOFR + 1.460%)(c)	810	826,191
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	565	581,937
5.34%, 01/23/35, (1-day SOFR + 1.620%)(c)	760	780,393
5.35%, 06/01/34, (1-day SOFR + 1.845%)(c)	1,005	1,037,970
5.50%, 01/24/36, (1-day SOFR + 1.315%)(c)	490	506,083
5.57%, 04/22/28, (1-day SOFR + 0.930%)(c)	560	571,947
5.57%, 04/22/36, (1-day SOFR + 1.680%)(c)	505	525,202
5.58%, 04/22/30, (1-day SOFR +1.160%)(c)	600	626,555
5.58%, 07/23/36	170	173,533
5.72%, 09/14/33, (1-day SOFR + 2.580%)(c)	795	832,420
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	700	739,560
6.07%, 10/22/27, (1-day SOFR + 1.330%)(c)	470	479,231
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	500	527,221
6.25%, 10/23/34, (1-day SOFR + 1.810%)(c)	670	731,714
7.63%, 10/15/26	145	150,650
8.00%, 04/29/27	145	154,052
8.75%, 09/01/30	152	181,259
JPMorgan Chase Bank NA, 5.11%, 12/08/26	470	476,036
KeyBank NA, 5.00%, 01/26/33	65	64,852
KeyBank NA/Cleveland OH
3.90%, 04/13/29	250	243,822
4.90%, 08/08/32	250	245,376
5.85%, 11/15/27	250	257,821
6.95%, 02/01/28	50	52,786
KeyCorp
2.25%, 04/06/27	250	242,179
2.55%, 10/01/29	258	241,266
4.10%, 04/30/28	180	179,575
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(c)	165	163,199
5.12%, 04/04/31, (1-day SOFR Index + 1.227%)(a)(c)	65	66,477
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(c)	245	263,104
Korea Development Bank (The)
2.00%, 09/12/26	205	200,785
2.00%, 10/25/31	75	66,831
2.25%, 02/24/27	70	68,293
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	545	470,426
1.00%, 10/01/26	1,065	1,033,057
1.75%, 09/14/29	503	467,377
2.88%, 04/03/28	697	684,484
3.00%, 05/20/27	1,250	1,235,336
3.50%, 08/27/27	250	249,175
3.75%, 02/15/28	925	928,022
3.75%, 07/15/30	1,100	1,101,421
3.88%, 06/15/28	945	951,570
4.00%, 06/28/27	80	80,451
4.00%, 03/15/29	1,105	1,118,108
4.13%, 07/15/33	840	843,215
4.38%, 03/01/27	1,310	1,322,120
4.38%, 02/28/34	430	436,493
4.63%, 03/18/30	305	316,768
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.75%, 10/29/30	$555	$580,887
Series GLOB, 3.88%, 05/15/28	90	90,606
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	210	182,599
3.88%, 09/28/27	260	260,961
3.88%, 06/14/28	210	211,303
4.13%, 05/28/30	135	137,413
4.63%, 04/17/29	310	319,881
5.00%, 10/24/33	97	102,931
Series 37, 2.50%, 11/15/27	195	190,134
Lloyds Banking Group PLC
3.57%, 11/07/28(c)	380	374,066
3.75%, 01/11/27	290	288,401
3.75%, 03/18/28, (1-year CMT + 1.800%)(c)	250	247,879
4.38%, 03/22/28	300	301,177
4.55%, 08/16/28	270	272,815
4.82%, 06/13/29, (1-year CMT + 0.830%)(c)	200	202,789
4.98%, 08/11/33, (1-year CMT + 2.300%)(c)	255	255,578
5.09%, 11/26/28, (1-year CMT + 0.850%)(c)	235	238,969
5.46%, 01/05/28, (1-year CMT + 1.375%)(c)	220	223,175
5.59%, 11/26/35, (1-year CMT + 1.200%)(c)	200	205,207
5.68%, 01/05/35, (1-year CMT + 1.750%)(c)	420	435,549
5.72%, 06/05/30, (1-year CMT + 1.070%)(c)	275	287,666
5.87%, 03/06/29, (1-year CMT + 1.700%)(c)	280	290,599
7.95%, 11/15/33, (1-year CMT + 3.750%)(c)	210	242,277
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(c)	150	150,570
4.83%, 01/16/29, (1-day SOFR + 0.930%)(c)	110	111,244
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	265	262,817
5.18%, 07/08/31, (1-day SOFR + 1.400%)(c)	80	81,764
5.39%, 01/16/36, (1-day SOFR + 1.610%)(c)	160	160,307
5.40%, 07/30/35, (5-year CMT + 1.430%)(c)	50	50,329
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	230	244,490
7.41%, 10/30/29, (1-day SOFR + 2.800%)(c)	180	195,833
Manufacturers & Traders Trust Co.
4.70%, 01/27/28	150	151,780
4.76%, 07/06/28, (1-day SOFR + 0.950%)(c)	250	251,971
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27, (1-year CMT + 0.670%)(c)	25	24,278
2.05%, 07/17/30	120	107,938
2.31%, 07/20/32, (1-year CMT + 0.950%)(c)	418	369,530
2.34%, 01/19/28, (1-year CMT + 0.830%)(c)	285	277,547
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	200	177,826
2.56%, 02/25/30	255	236,905
2.76%, 09/13/26	220	216,849
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	245	219,594
3.20%, 07/18/29	380	365,474
3.29%, 07/25/27	240	236,760
3.68%, 02/22/27	255	253,614
3.74%, 03/07/29	365	360,822
3.96%, 03/02/28	361	360,246
4.05%, 09/11/28	235	235,288
4.08%, 04/19/28, (1-year CMT + 1.300%)(c)	200	199,560
4.32%, 04/19/33, (1-year CMT + 1.550%)(c)	170	165,608
5.02%, 07/20/28, (1-year CMT + 1.950%)(c)	310	314,656
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	325	331,445
5.16%, 04/24/31, (1-year CMT + 1.170%)(c)	400	412,828
5.20%, 01/16/31, (1-year CMT + 0.780%)(c)	210	216,672
5.24%, 04/19/29, (1-year CMT + 1.700%)(c)	210	215,327
5.26%, 04/17/30, (1-year CMT + 0.820%)(c)	220	227,033
Security	Par (000)	Value
Banks (continued)
5.35%, 09/13/28, (1-year CMT + 1.900%)(c)	$95	$97,110
5.41%, 04/19/34, (1-year CMT + 1.970%)(c)	225	234,078
5.42%, 02/22/29, (1-year CMT + 1.380%)(c)	250	257,064
5.43%, 04/17/35, (1-year CMT + 1.000%)(c)	350	360,972
5.44%, 02/22/34, (1-year CMT + 1.630%)(c)	285	296,978
5.47%, 09/13/33, (1-year CMT + 2.125%)(c)	40	41,645
5.48%, 02/22/31, (1-year CMT + 1.530%)(c)	15	15,655
5.57%, 01/16/36, (1-year CMT + 0.950%)(c)	200	207,805
5.62%, 04/24/36, (1-year CMT + 1.270%)(c)	200	208,537
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(c)	160	141,918
2.17%, 05/22/32, (1-year CMT + 0.870%)(c)	200	175,657
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(c)	275	247,587
2.26%, 07/09/32, (1-year CMT + 0.900%)(c)	200	175,834
2.56%, 09/13/31	230	203,473
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(c)	125	115,044
2.84%, 09/13/26	233	229,812
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(c)	200	188,790
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(c)	205	196,084
3.17%, 09/11/27	220	216,033
3.26%, 05/22/30, (1-year CMT + 1.250%)(c)	120	115,549
4.02%, 03/05/28	295	294,761
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(c)	255	255,086
4.71%, 07/08/31, (1-year CMT + 0.920%)(c)	400	404,149
5.32%, 07/08/36, (1-year CMT + 1.070%)(c)	400	406,892
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	200	206,832
5.38%, 07/10/30, (1-year CMT + 1.080%)(c)	200	207,034
5.41%, 09/13/28, (1-year CMT + 2.050%)(c)	225	230,226
5.58%, 05/26/35, (1-year CMT + 1.300%)(c)	200	207,971
5.59%, 07/10/35, (1-year CMT + 1.300%)(c)	200	207,865
5.67%, 05/27/29, (1-year CMT + 1.500%)(c)	50	51,855
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	200	209,867
5.74%, 05/27/31, (1-year CMT + 1.650%)(c)	25	26,326
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	200	210,498
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	225	236,867
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	320	333,182
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(c)	625	542,100
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	605	524,989
2.24%, 07/21/32, (1-day SOFR + 1.178%)(c)	795	698,255
2.48%, 01/21/28, (1-day SOFR + 1.000%)(c)	475	463,585
2.48%, 09/16/36, (1-day SOFR + 1.360%)(c)	560	485,088
2.51%, 10/20/32, (1-day SOFR + 1.200%)(c)	575	510,065
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	735	684,698
2.94%, 01/21/33, (1-day SOFR + 1.290%)(c)	565	509,175
3.59%, 07/22/28(c)	666	657,863
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	650	628,649
3.63%, 01/20/27	683	679,426
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(c)	661	654,217
3.95%, 04/23/27	434	432,455
4.21%, 04/20/28, (1-day SOFR + 1.610%)(c)	575	574,824
4.35%, 09/08/26	478	478,565
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(c)	634	636,777
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.65%, 10/18/30, (1-day SOFR + 1.100%)(c)	$645	$651,205
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	450	454,107
5.04%, 07/19/30, (1-day SOFR + 1.215%)(c)	970	993,808
5.12%, 02/01/29, (1-day SOFR + 1.730%)(c)	555	566,706
5.16%, 04/20/29, (1-day SOFR + 1.590%)(c)	575	587,945
5.17%, 01/16/30, (1-day SOFR + 1.450%)(c)	490	503,495
5.19%, 04/17/31, (1-day SOFR + 1.510%)(c)	690	711,437
5.23%, 01/15/31, (1-day SOFR + 1.108%)(c)	510	526,219
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	740	755,777
5.30%, 04/20/37, (1-day SOFR + 2.620%)(c)	405	407,431
5.32%, 07/19/35, (1-day SOFR + 1.555%)(c)	755	769,216
5.42%, 07/21/34, (1-day SOFR + 1.880%)(c)	580	598,663
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	485	500,619
5.47%, 01/18/35, (1-day SOFR + 1.730%)(c)	690	711,735
5.59%, 01/18/36, (1-day SOFR + 1.418%)(c)	565	584,109
5.65%, 04/13/28, (1-day SOFR +1.010%)(c)	110	112,365
5.66%, 04/18/30, (1-day SOFR + 1.260%)(c)	545	568,711
5.66%, 04/17/36, (1-day SOFR + 1.757%)(c)	360	374,669
5.83%, 04/19/35, (1-day SOFR + 1.580%)(c)	770	811,757
5.94%, 02/07/39, (5-year CMT + 1.800%)(c)	315	327,236
5.95%, 01/19/38, (5-year CMT + 2.430%)(c)	420	436,374
6.30%, 10/18/28, (1-day SOFR + 2.240%)(c)	525	547,220
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	695	759,380
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	445	472,806
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	465	515,774
7.25%, 04/01/32	250	288,070
Series ., 4.99%, 04/12/29, (1-day SOFR + 1.380%)(c)	275	280,101
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(c)	390	390,400
4.95%, 01/14/28, (1-day SOFR + 1.080%)(c)	350	353,157
4.97%, 07/14/28, (1-day SOFR + 0.930%)(c)	330	334,498
5.02%, 01/12/29, (1-day SOFR + 0.906%)(c)	445	452,899
5.50%, 05/26/28, (1-day SOFR + 0.865%)(c)	485	495,710
5.88%, 10/30/26	340	346,687
Morgan Stanley Private Bank N.A.
4.47%, 07/06/28, (1-day SOFR + 0.770%)(c)	360	361,519
4.73%, 07/18/31, (1-day SOFR + 1.080%)(c)	460	466,531
National Australia Bank Ltd./New York
3.91%, 06/09/27	160	159,863
4.31%, 06/13/28	250	252,410
4.50%, 10/26/27	250	252,575
4.53%, 06/13/30	250	254,455
4.79%, 01/10/29	255	261,315
4.90%, 01/14/30	250	257,992
4.94%, 01/12/28	250	255,596
5.09%, 06/11/27	250	254,846
National Bank of Canada
4.50%, 10/10/29	30	30,184
4.95%, 02/01/28, (1-day SOFR + 0.795%)(c)	250	252,400
5.60%, 12/18/28	270	281,367
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.350%)(c)	200	181,931
3.07%, 05/22/28, (1-year CMT + 2.550%)(c)	215	210,902
4.45%, 05/08/30(c)	255	255,603
4.89%, 05/18/29(c)	320	325,021
4.96%, 08/15/30, (1-year CMT + 1.220%)(c)	260	265,465
5.08%, 01/27/30(c)	370	378,092
5.12%, 05/23/31, (1-year CMT + 1.050%)(c)	200	204,933
5.52%, 09/30/28, (1-year CMT + 2.270%)(c)	220	225,426
5.58%, 03/01/28, (1-year CMT + 1.100%)(c)	210	213,902
Security	Par (000)	Value
Banks (continued)
5.78%, 03/01/35, (1-year CMT + 1.500%)(c)	$295	$308,227
5.81%, 09/13/29, (1-year CMT + 1.950%)(c)	250	261,126
6.02%, 03/02/34, (1-year CMT + 2.100%)(c)	200	212,909
6.48%, 06/01/34, (5-year CMT + 2.200%)(c)	210	220,478
Northern Trust Corp.
1.95%, 05/01/30	235	213,629
3.15%, 05/03/29	147	142,649
3.38%, 05/08/32(c)	132	129,029
3.65%, 08/03/28	121	120,132
4.00%, 05/10/27	260	260,099
6.13%, 11/02/32	150	163,293
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	60	59,898
3.75%, 09/05/29	135	135,120
4.00%, 05/28/28	30	30,271
4.13%, 01/18/29	390	395,229
4.25%, 03/01/28	115	116,573
4.50%, 01/24/30	235	242,016
4.75%, 05/21/27	415	421,683
5.00%, 10/23/26	155	156,901
PNC Bank N.A., 4.43%, 07/21/28, (1-day SOFR + 0.727%)(c)	250	250,895
PNC Bank NA
2.70%, 10/22/29	250	235,151
3.25%, 01/22/28	250	246,115
4.05%, 07/26/28	305	303,978
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(c)	244	217,003
2.55%, 01/22/30	505	471,689
3.15%, 05/19/27	178	175,282
3.45%, 04/23/29	424	414,979
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(c)	210	206,655
4.81%, 10/21/32, (1-day SOFR + 1.259%)(c)	280	283,027
4.90%, 05/13/31, (1-day SOFR + 1.333%)(c)	245	249,868
5.07%, 01/24/34, (1-day SOFR + 1.933%)(c)	380	384,073
5.22%, 01/29/31, (1-day SOFR + 1.072%)(c)	220	227,314
5.30%, 01/21/28, (1-day SOFR + 1.342%)(c)	225	228,373
5.35%, 12/02/28, (1-day SOFR + 1.620%)(c)	235	240,875
5.37%, 07/21/36, (1-day SOFR + 1.417%)(c)	75	76,182
5.40%, 07/23/35, (1-day SOFR + 1.599%)(c)	315	322,017
5.49%, 05/14/30, (1-day SOFR + 1.198%)(c)	395	411,097
5.58%, 06/12/29, (1-day SOFR + 1.841%)(c)	427	442,855
5.58%, 01/29/36, (1-day SOFR + 1.394%)(c)	300	309,361
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	310	323,223
5.94%, 08/18/34, (1-day SOFR + 1.946%)(c)	190	201,977
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(c)	340	364,360
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(c)	550	563,860
6.88%, 10/20/34, (1-day SOFR + 2.284%)(c)	495	555,667
Regions Financial Corp.
1.80%, 08/12/28	185	173,041
5.50%, 09/06/35, (1-day SOFR +2.060%)(c)	170	172,476
5.72%, 06/06/30, (1-day SOFR +1.490%)(c)	190	197,740
Royal Bank of Canada
1.40%, 11/02/26	244	236,740
2.05%, 01/21/27	175	170,293
2.30%, 11/03/31	400	355,681
3.63%, 05/04/27	295	293,221
3.88%, 05/04/32	235	226,076
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.24%, 08/03/27	$310	$311,417
4.50%, 08/06/29, (1-day SOFR + 0.890%)(c)	260	262,365
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(c)	200	200,577
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(c)	195	196,312
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(c)	400	403,672
4.70%, 08/06/31, (1-day SOFR + 1.060%)(c)	200	201,974
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(c)	250	252,101
4.88%, 01/19/27	285	288,214
4.90%, 01/12/28	180	183,659
4.95%, 02/01/29	275	282,993
4.97%, 01/24/29, (1-day SOFR + 0.830%)(c)	380	386,810
4.97%, 08/02/30, (1-day SOFR + 1.000%)(c)	260	265,603
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(c)	340	348,061
5.00%, 02/01/33	375	384,135
5.00%, 05/02/33	210	214,744
5.15%, 02/04/31, (1-day SOFR + 1.030%)(c)	350	360,399
5.15%, 02/01/34	460	475,189
5.20%, 08/01/28	240	247,837
6.00%, 11/01/27	320	332,712
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(c)	215	209,500
3.24%, 10/05/26	223	220,360
4.40%, 07/13/27	239	239,414
5.35%, 09/06/30, (1-day SOFR + 1.940%)(c)	115	118,149
5.47%, 03/20/29, (1-day SOFR + 1.610%)(c)	125	127,923
5.74%, 03/20/31, (1-day SOFR + 1.878%)(c)	135	140,306
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	120	125,854
6.34%, 05/31/35, (1-day SOFR + 2.138%)(c)	145	154,154
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	210	219,884
6.57%, 06/12/29, (1-day SOFR + 2.700%)(c)	180	189,251
7.66%, 11/09/31, (1-day SOFR + 3.280%)(c)	190	214,098
Santander U.K. Group Holdings PLC
2.47%, 01/11/28, (1-day SOFR + 1.220%)(c)	210	204,634
3.82%, 11/03/28(c)	205	202,517
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(c)	210	212,553
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(c)	200	208,824
6.53%, 01/10/29, (1-day SOFR + 2.600%)(c)	260	272,338
State Street Bank & Trust Co.
4.59%, 11/25/26	275	277,111
4.78%, 11/23/29	250	256,729
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(c)	160	155,164
2.20%, 02/07/28, (1-day SOFR + 0.730%)(c)	180	175,110
2.20%, 03/03/31	160	142,630
2.40%, 01/24/30	191	179,131
2.62%, 02/07/33, (1-day SOFR + 1.002%)(c)	135	120,412
3.03%, 11/01/34, (1-day SOFR + 1.490%)(c)	145	135,984
3.15%, 03/30/31, (1-day SOFR + 2.650%)(c)	165	158,178
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(c)	130	130,387
4.16%, 08/04/33, (1-day SOFR + 1.726%)(c)	194	188,047
4.33%, 10/22/27	290	292,402
4.42%, 05/13/33, (1-day SOFR + 1.605%)(c)	205	202,900
4.53%, 02/20/29, (1-day SOFR + 1.018%)(c)	240	242,516
Security	Par (000)	Value
Banks (continued)
4.54%, 02/28/28	$180	$182,484
4.54%, 04/24/28, (1-day SOFR + 0.950%)(c)	70	70,493
4.68%, 10/22/32, (1-day SOFR + 1.050%)(c)	185	187,155
4.73%, 02/28/30	205	209,580
4.82%, 01/26/34, (1-day SOFR + 1.567%)(c)	200	200,514
4.83%, 04/24/30	150	153,925
4.99%, 03/18/27	270	274,201
5.15%, 02/28/36, (1-day SOFR + 1.217%)(c)	125	126,508
5.16%, 05/18/34, (1-day SOFR + 1.890%)(c)	205	210,439
5.68%, 11/21/29, (1-day SOFR + 1.484%)(c)	285	298,996
5.82%, 11/04/28, (1-day SOFR + 1.715%)(c)	90	93,237
6.12%, 11/21/34, (1-day SOFR + 1.958%)(c)	170	182,578
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	365	354,729
1.71%, 01/12/31	200	174,139
1.90%, 09/17/28	435	407,241
2.13%, 07/08/30	165	148,944
2.14%, 09/23/30	195	174,764
2.17%, 01/14/27	155	151,023
2.22%, 09/17/31	280	246,773
2.47%, 01/14/29	200	189,348
2.75%, 01/15/30	295	276,487
3.01%, 10/19/26	345	340,578
3.04%, 07/16/29	550	525,389
3.35%, 10/18/27	190	187,375
3.36%, 07/12/27	320	316,216
3.45%, 01/11/27	287	284,448
3.54%, 01/17/28	30	29,638
3.94%, 07/19/28	90	89,765
4.31%, 10/16/28	175	176,017
4.95%, 07/08/33, (1-day SOFR + 1.380%)(c)	20	20,266
5.32%, 07/09/29	200	207,292
5.42%, 07/09/31	225	235,577
5.52%, 01/13/28	405	418,123
5.56%, 07/09/34	295	307,861
5.63%, 01/15/35	200	209,853
5.71%, 01/13/30	235	247,821
5.72%, 09/14/28	245	255,763
5.77%, 01/13/33	425	450,925
5.78%, 07/13/33	200	212,913
5.80%, 07/13/28	220	230,096
5.81%, 09/14/33	220	234,813
5.85%, 07/13/30	215	228,693
Synchrony Bank, 5.63%, 08/23/27	250	255,543
Synovus Bank, 5.63%, 02/15/28	35	35,705
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(c)	65	67,547
Toronto-Dominion Bank (The)
1.25%, 09/10/26	250	242,862
1.95%, 01/12/27	175	170,168
2.00%, 09/10/31	225	198,538
2.45%, 01/12/32	150	132,766
2.80%, 03/10/27	300	294,402
3.20%, 03/10/32	315	289,612
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(c)	305	301,933
4.11%, 06/08/27	402	402,264
4.46%, 06/08/32	495	490,246
4.57%, 12/17/26	275	276,371
4.57%, 06/02/28	150	151,773
4.69%, 09/15/27	320	323,704
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.78%, 12/17/29	$220	$224,595
4.81%, 06/03/30	195	198,972
4.86%, 01/31/28	200	203,394
4.98%, 04/05/27	310	314,060
4.99%, 04/05/29	225	230,753
5.15%, 09/10/34, (5-year CMT + 1.500%)(c)	75	76,046
5.16%, 01/10/28	215	219,976
5.26%, 12/11/26	140	141,939
5.30%, 01/30/32	185	192,203
5.52%, 07/17/28	305	316,478
Truist Bank
2.25%, 03/11/30	255	232,255
3.80%, 10/30/26	90	89,443
4.42%, 07/24/28, (1-day SOFR + 0.770%)(c)	250	250,733
Truist Financial Corp.
1.13%, 08/03/27	184	174,143
1.89%, 06/07/29, (1-day SOFR + 0.862%)(c)	215	202,098
1.95%, 06/05/30	185	166,301
3.88%, 03/19/29	155	152,552
4.12%, 06/06/28, (1-day SOFR + 1.368%)(c)	240	239,991
4.87%, 01/26/29, (1-day SOFR + 1.435%)(c)	295	299,408
4.92%, 07/28/33, (1-day SOFR + 2.240%)(c)	210	207,080
5.07%, 05/20/31, (1-day SOFR + 1.309%)(c)	250	255,903
5.12%, 01/26/34, (1-day SOFR + 1.852%)(c)	320	322,290
5.15%, 08/05/32, (1-day SOFR + 1.571%)(c)	220	226,332
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	317	328,330
5.71%, 01/24/35, (1-day SOFR + 1.922%)(c)	475	494,670
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	374	392,935
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	165	176,187
7.16%, 10/30/29, (1-day SOFR + 2.446%)(c)	370	401,605
U.S. Bancorp
1.38%, 07/22/30	330	288,409
2.22%, 01/27/28, (1-day SOFR + 0.730%)(c)	275	267,398
2.49%, 11/03/36, (5-year CMT + 0.950%)(c)	225	193,517
2.68%, 01/27/33, (1-day SOFR + 1.020%)(c)	210	185,727
3.00%, 07/30/29	220	210,162
3.90%, 04/26/28	212	211,661
4.55%, 07/22/28, (1-day SOFR + 1.660%)(c)	420	422,864
4.65%, 02/01/29, (1-day SOFR + 1.230%)(c)	340	343,888
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	445	442,431
4.97%, 07/22/33, (1-day SOFR + 2.110%)(c)	285	283,127
5.05%, 02/12/31, (1-day SOFR + 1.061%)(c)	185	189,659
5.08%, 05/15/31, (1-day SOFR + 1.296%)(c)	6	6,167
5.10%, 07/23/30, (1-day SOFR + 1.250%)(c)	275	282,767
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	330	341,438
5.42%, 02/12/36, (1-day SOFR + 1.411%)(c)	180	184,224
5.68%, 01/23/35, (1-day SOFR + 1.860%)(c)	450	469,111
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	375	390,622
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	386	407,479
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	355	375,374
6.79%, 10/26/27, (1-day SOFR + 1.880%)(c)	200	205,578
Series X, 3.15%, 04/27/27	243	239,721
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(c)	25	25,066
UBS AG/London, 5.65%, 09/11/28	305	318,712
UBS AG/Stamford CT
4.86%, 01/10/28, (1-day SOFR + 0.720%)(c)	250	252,227
5.00%, 07/09/27	270	274,431
7.50%, 02/15/28	520	561,044
Webster Financial Corp., 4.10%, 03/25/29	50	49,148
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(c)	$697	$675,744
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(c)	760	703,651
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(c)	760	717,748
3.00%, 10/23/26	746	736,085
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	885	816,115
3.53%, 03/24/28, (1-day SOFR + 1.510%)(c)	875	865,765
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(c)	662	654,800
4.15%, 01/24/29	67	66,967
4.30%, 07/22/27	518	519,485
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(c)	535	536,857
4.81%, 07/25/28, (1-day SOFR + 1.980%)(c)	645	651,972
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	965	970,551
4.97%, 04/23/29, (1-day SOFR + 1.370%)(c)	640	652,068
5.15%, 04/23/31, (1-day SOFR + 1.500%)(c)	925	952,854
5.20%, 01/23/30, (1-day SOFR + 1.500%)(c)	600	617,251
5.21%, 12/03/35, (1-day SOFR + 1.380%)(c)	525	529,609
5.24%, 01/24/31, (1-day SOFR + 1.110%)(c)	325	335,602
5.38%, 02/07/35	625	658,344
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	875	900,275
5.50%, 01/23/35, (1-day SOFR + 1.780%)(c)	670	690,945
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	990	1,027,929
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	920	953,609
5.61%, 04/23/36, (1-day SOFR + 1.740%)(c)	345	357,967
5.71%, 04/22/28, (1-day SOFR +1.070%)(c)	690	705,609
6.30%, 10/23/29, (1-day SOFR + 1.790%)(c)	635	673,081
6.49%, 10/23/34, (1-day SOFR + 2.060%)(c)	735	807,762
Series B, 7.95%, 11/15/29	100	112,055
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(c)	485	489,164
Wells Fargo Bank NA, 5.25%, 12/11/26	480	486,736
Westpac Banking Corp.
1.95%, 11/20/28	256	240,792
2.15%, 06/03/31	375	337,082
2.65%, 01/16/30	120	113,294
2.67%, 11/15/35, (5-year CMT + 1.750%)(c)	255	228,516
3.02%, 11/18/36, (5-year CMT + 1.530%)(c)	230	204,922
3.35%, 03/08/27	243	240,985
3.40%, 01/25/28	197	194,794
4.04%, 08/26/27	210	210,481
4.11%, 07/24/34, (5-year CMT + 2.000%)(c)	235	229,844
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(c)	335	333,694
4.35%, 07/01/30	220	222,384
4.60%, 10/20/26	145	145,972
5.05%, 04/16/29	220	227,721
5.41%, 08/10/33, (1-year CMT + 2.680%)(c)	235	240,107
5.46%, 11/18/27	320	330,200
5.54%, 11/17/28	270	282,927
5.62%, 11/20/35, (1-year CMT + 1.200%)(c)	250	254,727
6.82%, 11/17/33	185	205,323
Wintrust Financial Corp., 4.85%, 06/06/29	20	19,794
Zions Bancorp NA
3.25%, 10/29/29	80	74,361
6.82%, 11/19/35, (1-day SOFR + 2.830%)(c)	30	31,417
		302,787,843
49
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 0.4%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	$315	$306,534
4.75%, 01/23/29	494	504,885
4.90%, 01/23/31	225	232,837
5.00%, 06/15/34	195	199,359
Brown-Forman Corp., 4.75%, 04/15/33	125	125,722
Coca-Cola Co. (The)
1.00%, 03/15/28	295	275,660
1.38%, 03/15/31	298	258,427
1.45%, 06/01/27	340	326,704
1.50%, 03/05/28	185	175,129
1.65%, 06/01/30	315	282,658
2.00%, 03/05/31	180	161,480
2.13%, 09/06/29	255	238,222
2.25%, 01/05/32	445	396,311
2.90%, 05/25/27	90	88,605
3.38%, 03/25/27	278	276,065
3.45%, 03/25/30	298	290,502
4.65%, 08/14/34	160	161,704
5.00%, 05/13/34	200	206,636
Coca-Cola Consolidated Inc.
5.25%, 06/01/29	125	129,039
5.45%, 06/01/34	140	145,053
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	95	78,610
2.75%, 01/22/30	100	94,059
Constellation Brands Inc.
2.25%, 08/01/31	235	206,346
2.88%, 05/01/30	135	126,290
3.15%, 08/01/29	240	230,061
3.50%, 05/09/27	65	64,232
3.60%, 02/15/28	70	69,075
3.70%, 12/06/26	164	162,858
4.35%, 05/09/27	185	185,431
4.65%, 11/15/28	135	136,555
4.75%, 05/09/32	115	114,853
4.80%, 01/15/29	90	91,326
4.80%, 05/01/30	70	70,989
4.90%, 05/01/33(a)	170	169,763
Diageo Capital PLC
2.00%, 04/29/30	290	263,523
2.13%, 04/29/32	70	60,192
2.38%, 10/24/29	225	210,565
3.88%, 05/18/28	60	59,900
5.30%, 10/24/27	200	205,125
5.38%, 10/05/26	220	222,691
5.50%, 01/24/33	40	41,935
5.63%, 10/05/33	240	253,902
Diageo Investment Corp.
5.63%, 04/15/35	200	210,599
7.45%, 04/15/35	30	35,784
Keurig Dr Pepper Inc.
2.25%, 03/15/31	115	101,325
2.55%, 09/15/26	120	117,988
3.20%, 05/01/30	165	155,440
3.43%, 06/15/27	115	113,147
3.95%, 04/15/29	245	241,025
4.05%, 04/15/32	185	176,452
4.35%, 05/15/28	125	124,830
4.60%, 05/25/28	240	241,073
4.60%, 05/15/30	80	80,034
Security	Par (000)	Value
Beverages (continued)
5.05%, 03/15/29	$160	$162,988
5.10%, 03/15/27	85	85,809
5.15%, 05/15/35	80	78,959
5.30%, 03/15/34	145	146,289
Series 10, 5.20%, 03/15/31	125	127,911
PepsiCo Inc.
1.40%, 02/25/31	200	173,234
1.63%, 05/01/30	259	232,096
1.95%, 10/21/31	230	201,994
2.38%, 10/06/26	229	225,130
2.63%, 03/19/27	135	132,384
2.63%, 07/29/29	238	226,257
2.75%, 03/19/30	300	283,155
3.00%, 10/15/27	348	342,152
3.60%, 02/18/28	150	149,188
3.90%, 07/18/32	335	325,248
4.10%, 01/15/29	125	125,302
4.30%, 07/23/30	80	80,463
4.40%, 02/07/27	140	141,006
4.45%, 02/07/28	150	152,014
4.45%, 05/15/28	165	167,531
4.45%, 02/15/33	185	185,339
4.50%, 07/17/29	175	178,288
4.60%, 02/07/30	135	138,011
4.65%, 07/23/32	125	126,493
4.80%, 07/17/34	150	151,250
5.00%, 02/07/35	410	416,308
5.00%, 07/23/35	125	126,088
5.13%, 11/10/26	205	207,561
7.00%, 03/01/29	120	131,727
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	120	121,933
4.65%, 02/16/27	130	131,250
4.70%, 02/16/34	130	129,417
		15,100,285
Biotechnology — 0.2%
Amgen Inc.
1.65%, 08/15/28	260	242,722
2.00%, 01/15/32	220	188,914
2.20%, 02/21/27	332	323,128
2.30%, 02/25/31	275	246,811
2.45%, 02/21/30	260	240,605
3.00%, 02/22/29	165	158,745
3.20%, 11/02/27	182	178,597
3.35%, 02/22/32	235	218,967
4.05%, 08/18/29	250	248,821
4.20%, 03/01/33	140	135,224
5.15%, 03/02/28	805	823,525
5.25%, 03/02/30	635	657,594
5.25%, 03/02/33	930	954,232
Biogen Inc.
2.25%, 05/01/30	350	318,418
5.05%, 01/15/31	60	61,617
5.75%, 05/15/35	155	159,967
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	105	103,452
3.70%, 03/15/32	210	195,583
Gilead Sciences Inc.
1.20%, 10/01/27	175	165,433
1.65%, 10/01/30	270	238,528
2.95%, 03/01/27	302	297,408
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
4.80%, 11/15/29	$150	$153,856
5.10%, 06/15/35	65	65,882
5.25%, 10/15/33	200	207,672
Illumina Inc.
2.55%, 03/23/31	165	146,974
4.65%, 09/09/26	75	75,167
5.75%, 12/13/27	95	97,700
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	313	275,278
Royalty Pharma PLC
1.75%, 09/02/27	205	195,065
2.15%, 09/02/31	134	116,474
2.20%, 09/02/30	235	210,285
5.15%, 09/02/29	130	133,411
5.40%, 09/02/34	95	96,268
		7,932,323
Building Materials — 0.2%
Amrize Finance US LLC
4.60%, 04/07/27(b)	70	70,367
4.70%, 04/07/28(b)	65	65,787
4.95%, 04/07/30(b)	15	15,307
5.40%, 04/07/35(b)	230	233,354
Carrier Global Corp.
2.49%, 02/15/27	176	172,171
2.70%, 02/15/31	165	151,726
2.72%, 02/15/30	455	427,246
5.90%, 03/15/34	170	181,347
CRH America Finance Inc.
5.40%, 05/21/34	210	215,655
5.50%, 01/09/35	200	206,384
CRH SMW Finance DAC
5.13%, 01/09/30	200	205,711
5.20%, 05/21/29	200	206,370
Eagle Materials Inc., 2.50%, 07/01/31	200	178,699
Fortune Brands Innovations Inc.
3.25%, 09/15/29	130	124,344
4.00%, 03/25/32	85	80,738
5.88%, 06/01/33	145	153,084
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	125	110,754
2.00%, 09/16/31	155	134,152
4.90%, 12/01/32	150	151,466
5.50%, 04/19/29	135	140,710
Lennox International Inc.
1.70%, 08/01/27	95	90,600
5.50%, 09/15/28	125	129,428
Martin Marietta Materials Inc.
2.40%, 07/15/31	265	236,302
3.45%, 06/01/27	50	49,382
3.50%, 12/15/27	119	117,403
5.15%, 12/01/34	70	70,423
Series CB, 2.50%, 03/15/30	140	129,807
Masco Corp.
1.50%, 02/15/28	130	121,694
2.00%, 10/01/30	90	80,250
2.00%, 02/15/31	155	135,437
3.50%, 11/15/27	80	78,802
Mohawk Industries Inc., 5.85%, 09/18/28	100	104,448
Owens Corning
3.50%, 02/15/30	60	57,971
3.88%, 06/01/30	115	112,222
Security	Par (000)	Value
Building Materials (continued)
3.95%, 08/15/29	$95	$93,826
5.50%, 06/15/27	80	81,754
5.70%, 06/15/34	140	146,460
Trane Technologies Financing Ltd.
3.80%, 03/21/29	178	176,216
5.10%, 06/13/34	95	96,975
5.25%, 03/03/33	125	129,127
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	150	149,445
Vulcan Materials Co.
3.50%, 06/01/30	180	173,737
3.90%, 04/01/27	135	134,519
4.95%, 12/01/29	125	128,084
5.35%, 12/01/34	155	158,476
		6,208,160
Chemicals — 0.3%
Air Products and Chemicals Inc.
1.85%, 05/15/27	200	193,196
2.05%, 05/15/30	247	225,271
4.30%, 06/11/28	145	146,177
4.60%, 02/08/29	105	106,812
4.75%, 02/08/31	150	153,450
4.80%, 03/03/33	140	141,373
4.85%, 02/08/34	250	251,489
4.90%, 10/11/32	95	96,908
Albemarle Corp.
4.65%, 06/01/27	180	180,119
5.05%, 06/01/32	140	136,960
Cabot Corp.
4.00%, 07/01/29	88	87,025
5.00%, 06/30/32	90	90,740
CF Industries Inc., 5.15%, 03/15/34	140	139,511
Dow Chemical Co. (The)
2.10%, 11/15/30	205	181,151
4.25%, 10/01/34	10	9,114
4.80%, 11/30/28	168	170,180
5.15%, 02/15/34(a)	130	129,197
5.35%, 03/15/35	110	108,992
6.30%, 03/15/33	125	133,858
7.38%, 11/01/29	132	146,298
DuPont de Nemours Inc., 4.73%, 11/15/28	555	565,500
Eastman Chemical Co.
4.50%, 12/01/28	155	155,725
5.00%, 08/01/29	155	157,846
5.63%, 02/20/34	145	147,448
5.75%, 03/08/33	135	140,485
Ecolab Inc.
1.30%, 01/30/31	133	114,132
1.65%, 02/01/27	120	116,191
2.13%, 02/01/32	132	114,910
2.70%, 11/01/26	210	206,760
3.25%, 12/01/27	149	146,841
4.30%, 06/15/28	30	30,268
4.80%, 03/24/30	172	176,920
5.00%, 09/01/35	110	110,884
5.25%, 01/15/28	125	128,728
EIDP Inc.
2.30%, 07/15/30	116	106,517
4.80%, 05/15/33	90	90,148
5.13%, 05/15/32	115	118,138
51
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
FMC Corp.
3.20%, 10/01/26	$120	$118,391
3.45%, 10/01/29	103	97,421
5.65%, 05/18/33	120	119,424
International Flavors & Fragrances Inc., 4.45%, 09/26/28	46	46,210
Linde Inc./CT, 1.10%, 08/10/30	186	161,391
Lubrizol Corp. (The), 6.50%, 10/01/34	45	50,594
LYB International Finance II BV, 3.50%, 03/02/27	150	148,127
LYB International Finance III LLC
2.25%, 10/01/30	130	116,059
5.50%, 03/01/34	165	164,115
5.63%, 05/15/33	90	92,100
6.15%, 05/15/35	115	118,734
Mosaic Co. (The)
4.05%, 11/15/27	115	114,422
5.38%, 11/15/28	135	139,125
5.45%, 11/15/33	40	41,020
NewMarket Corp., 2.70%, 03/18/31	115	104,031
Nutrien Ltd.
2.95%, 05/13/30	139	130,772
4.00%, 12/15/26	125	124,644
4.13%, 03/15/35	80	73,215
4.20%, 04/01/29	140	139,595
4.50%, 03/12/27	95	95,455
4.90%, 03/27/28	185	188,158
5.20%, 06/21/27	120	121,884
5.25%, 03/12/32	125	128,426
5.40%, 06/21/34	105	106,929
PPG Industries Inc.
2.55%, 06/15/30	90	83,049
2.80%, 08/15/29	80	75,929
3.75%, 03/15/28	190	188,281
RPM International Inc.
2.95%, 01/15/32	80	71,612
3.75%, 03/15/27	119	118,036
4.55%, 03/01/29	102	102,611
Sherwin-Williams Co. (The)
2.20%, 03/15/32	125	108,209
2.30%, 05/15/30	107	98,049
2.95%, 08/15/29	165	157,055
3.45%, 06/01/27	395	390,443
4.30%, 08/15/28	100	100,398
4.50%, 08/15/30	100	100,546
4.55%, 03/01/28	75	75,724
4.80%, 09/01/31	45	45,930
5.15%, 08/15/35	100	100,712
Westlake Corp., 3.38%, 06/15/30	75	71,608
		10,083,696
Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30	300	262,078
1.70%, 05/15/28	185	175,026
4.45%, 09/09/34	170	167,122
4.75%, 05/08/32	150	153,264
Block Financial LLC
2.50%, 07/15/28	165	156,345
3.88%, 08/15/30	160	153,653
5.38%, 09/15/32	25	25,151
Cintas Corp. No. 2
3.70%, 04/01/27	303	301,502
Security	Par (000)	Value
Commercial Services (continued)
4.00%, 05/01/32	$191	$185,664
4.20%, 05/01/28	75	75,362
Cornell University, 4.84%, 06/15/34	120	120,860
Emory University, Series 2020, 2.14%, 09/01/30	100	91,145
Equifax Inc.
2.35%, 09/15/31	245	216,027
3.10%, 05/15/30	145	136,837
4.80%, 09/15/29	125	126,986
5.10%, 12/15/27	150	152,819
5.10%, 06/01/28	210	214,658
Global Payments Inc.
2.15%, 01/15/27	165	160,375
2.90%, 05/15/30	205	189,484
2.90%, 11/15/31	130	116,300
3.20%, 08/15/29	272	258,140
4.45%, 06/01/28	135	135,343
4.95%, 08/15/27	115	116,316
5.30%, 08/15/29	90	92,139
5.40%, 08/15/32	185	188,277
GXO Logistics Inc.
2.65%, 07/15/31	100	88,635
6.25%, 05/06/29	130	136,316
6.50%, 05/06/34	115	121,680
J Paul Getty Trust (The), 4.91%, 04/01/35	100	101,752
Johns Hopkins University, 4.71%, 07/01/32	65	65,665
Leland Stanford Junior University (The)
1.29%, 06/01/27	45	43,043
Series 2025, 4.15%, 08/01/30	200	200,849
Moody's Corp.
2.00%, 08/19/31	80	70,288
3.25%, 01/15/28	125	122,975
4.25%, 02/01/29	165	165,738
4.25%, 08/08/32	145	142,688
5.00%, 08/05/34	110	111,484
PayPal Holdings Inc.
2.30%, 06/01/30	275	252,448
2.65%, 10/01/26	280	275,636
2.85%, 10/01/29	366	348,920
3.90%, 06/01/27	135	134,857
4.40%, 06/01/32	190	188,631
4.45%, 03/06/28	135	136,537
5.10%, 04/01/35	100	101,205
5.15%, 06/01/34	195	199,193
Quanta Services Inc.
2.35%, 01/15/32	125	108,619
2.90%, 10/01/30	225	209,496
4.30%, 08/09/28	75	75,206
4.50%, 01/15/31	75	74,874
4.75%, 08/09/27	100	101,053
5.10%, 08/09/35	75	74,271
5.25%, 08/09/34	165	167,180
RELX Capital Inc.
3.00%, 05/22/30	185	175,459
4.00%, 03/18/29	158	157,366
4.75%, 03/27/30	80	81,695
4.75%, 05/20/32	105	106,216
5.25%, 03/27/35	60	61,357
Rollins Inc., 5.25%, 02/24/35	60	60,341
S&P Global Inc.
1.25%, 08/15/30	165	143,498
2.45%, 03/01/27	240	234,473
Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
2.50%, 12/01/29	$119	$111,501
2.70%, 03/01/29	275	262,982
2.90%, 03/01/32	300	274,182
2.95%, 01/22/27	129	127,045
4.25%, 05/01/29	225	226,474
4.75%, 08/01/28	160	163,152
5.25%, 09/15/33	150	156,418
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	123	108,558
Trustees of Dartmouth College, 4.27%, 06/01/30	50	50,415
Trustees of Princeton University (The), 4.65%, 07/01/30	30	30,727
UL Solutions Inc., 6.50%, 10/20/28(b)	90	95,319
Verisk Analytics Inc.
4.13%, 03/15/29	160	159,920
4.50%, 08/15/30	45	45,170
5.25%, 06/05/34	125	127,610
5.25%, 03/15/35	150	151,202
5.75%, 04/01/33	145	153,045
Yale University
Series 2020, 1.48%, 04/15/30	110	98,143
Series 2025, 4.70%, 04/15/32	30	30,620
		11,183,000
Computers — 0.6%
Accenture Capital Inc.
3.90%, 10/04/27	140	140,007
4.05%, 10/04/29	270	269,754
4.25%, 10/04/31	310	308,779
4.50%, 10/04/34	245	239,154
Amdocs Ltd., 2.54%, 06/15/30	160	146,309
Apple Inc.
1.20%, 02/08/28	515	484,436
1.25%, 08/20/30	255	223,847
1.40%, 08/05/28	510	477,400
1.65%, 05/11/30	313	282,212
1.65%, 02/08/31	595	526,057
1.70%, 08/05/31	255	224,132
2.05%, 09/11/26	440	431,763
2.20%, 09/11/29	409	382,978
2.90%, 09/12/27	421	414,121
3.00%, 06/20/27	227	224,141
3.00%, 11/13/27	335	330,054
3.20%, 05/11/27	450	445,318
3.25%, 08/08/29	235	229,912
3.35%, 02/09/27	512	508,390
3.35%, 08/08/32	315	298,663
4.00%, 05/10/28	315	317,028
4.00%, 05/12/28	200	201,277
4.15%, 05/10/30	10	10,129
4.20%, 05/12/30	205	207,451
4.30%, 05/10/33	215	216,303
4.50%, 05/12/32	210	213,591
4.75%, 05/12/35	200	203,082
Booz Allen Hamilton Inc.
5.95%, 08/04/33(a)	155	161,813
5.95%, 04/15/35(a)	85	87,652
CGI Inc.
1.45%, 09/14/26	130	126,403
2.30%, 09/14/31	130	114,230
4.95%, 03/14/30(b)	75	76,520
Dell Inc., 7.10%, 04/15/28	85	91,014
Security	Par (000)	Value
Computers (continued)
Dell International LLC/EMC Corp.
4.35%, 02/01/30	$105	$104,822
4.75%, 04/01/28	115	116,560
4.85%, 02/01/35	180	174,993
4.90%, 10/01/26	387	388,809
5.00%, 04/01/30	90	92,171
5.25%, 02/01/28	220	225,455
5.30%, 10/01/29	407	421,154
5.30%, 04/01/32	165	169,979
5.40%, 04/15/34	210	214,576
5.50%, 04/01/35	225	229,275
5.75%, 02/01/33	245	258,112
6.10%, 07/15/27	120	123,872
6.20%, 07/15/30	207	222,518
DXC Technology Co.
1.80%, 09/15/26	130	126,361
2.38%, 09/15/28	175	164,186
Fortinet Inc., 2.20%, 03/15/31	135	120,278
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	90	93,778
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	280	281,266
4.45%, 09/25/26	240	240,329
4.55%, 10/15/29	350	352,251
4.85%, 10/15/31	145	146,099
5.00%, 10/15/34	410	402,796
5.25%, 07/01/28	160	164,578
HP Inc.
2.65%, 06/17/31	220	197,459
3.00%, 06/17/27	225	220,478
3.40%, 06/17/30	10	9,515
4.00%, 04/15/29	245	241,825
4.20%, 04/15/32	145	139,891
4.75%, 01/15/28	150	151,989
5.40%, 04/25/30	50	51,931
5.50%, 01/15/33	215	220,751
6.10%, 04/25/35	125	130,639
IBM International Capital Pte Ltd.
4.60%, 02/05/27	140	140,933
4.60%, 02/05/29	170	172,400
4.75%, 02/05/31	140	142,747
4.90%, 02/05/34	195	195,166
International Business Machines Corp.
1.70%, 05/15/27	185	177,994
1.95%, 05/15/30	225	203,229
2.20%, 02/09/27	135	131,492
2.72%, 02/09/32	60	53,998
3.30%, 01/27/27	105	103,942
3.50%, 05/15/29	565	553,680
4.15%, 07/27/27	215	215,821
4.40%, 07/27/32	200	198,472
4.50%, 02/06/28	180	181,915
4.65%, 02/10/28	104	105,468
4.75%, 02/06/33	205	206,525
5.88%, 11/29/32	105	112,997
6.22%, 08/01/27	80	83,239
6.50%, 01/15/28	45	47,494
Series .., 4.80%, 02/10/30	125	127,994
Series .., 5.00%, 02/10/32	140	143,492
Series .., 5.20%, 02/10/35	120	121,874
53
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Kyndryl Holdings Inc.
2.05%, 10/15/26	$158	$153,765
2.70%, 10/15/28	134	127,385
3.15%, 10/15/31	143	129,388
6.35%, 02/20/34	95	100,519
Leidos Inc.
2.30%, 02/15/31	205	182,294
4.38%, 05/15/30	140	139,275
5.50%, 03/15/35	90	92,027
5.75%, 03/15/33	200	209,531
NetApp Inc.
2.38%, 06/22/27	145	140,312
2.70%, 06/22/30	180	165,903
5.50%, 03/17/32	135	139,762
5.70%, 03/17/35	150	154,487
Teledyne FLIR LLC, 2.50%, 08/01/30	85	77,715
Western Digital Corp.
2.85%, 02/01/29	90	84,700
3.10%, 02/01/32	100	89,169
		20,219,720
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	160	158,210
3.25%, 08/15/32	120	111,960
4.20%, 05/01/30	95	95,908
4.60%, 03/01/28	166	169,059
4.60%, 03/01/33	116	117,578
Conopco Inc., Series E, 7.25%, 12/15/26	75	77,948
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	185	163,055
2.38%, 12/01/29	195	181,011
2.60%, 04/15/30	100	92,944
3.15%, 03/15/27	120	118,326
4.38%, 05/15/28	120	120,816
4.65%, 05/15/33	195	193,656
5.00%, 02/14/34	90	90,736
Haleon U.S. Capital LLC
3.38%, 03/24/27	380	375,608
3.38%, 03/24/29	250	243,965
3.63%, 03/24/32	430	405,442
Kenvue Inc.
4.85%, 05/22/32	135	137,409
4.90%, 03/22/33	280	284,450
5.00%, 03/22/30	260	268,727
Procter & Gamble Co. (The)
1.20%, 10/29/30	205	178,884
1.90%, 02/01/27	235	228,831
1.95%, 04/23/31	255	229,058
2.30%, 02/01/32	109	98,389
2.45%, 11/03/26	200	196,709
2.80%, 03/25/27	153	150,555
2.85%, 08/11/27	203	199,541
3.00%, 03/25/30	366	351,345
3.95%, 01/26/28	170	170,989
4.05%, 05/01/30	150	150,739
4.05%, 01/26/33	195	193,137
4.15%, 10/24/29	125	126,337
4.35%, 01/29/29	140	142,074
4.55%, 01/29/34	175	176,475
4.55%, 10/24/34	135	135,341
4.60%, 05/01/35	150	150,833
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.80%, 08/15/34	$80	$86,892
Unilever Capital Corp.
1.38%, 09/14/30	130	114,546
1.75%, 08/12/31	185	161,700
2.13%, 09/06/29	205	190,639
2.90%, 05/05/27	255	251,186
3.50%, 03/22/28	105	104,050
4.25%, 08/12/27	120	120,795
4.63%, 08/12/34	230	229,606
4.88%, 09/08/28	105	107,843
5.00%, 12/08/33	125	129,127
5.90%, 11/15/32	183	199,570
		7,981,999
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	105	108,442
6.25%, 06/15/33	135	142,694
WW Grainger Inc., 4.45%, 09/15/34	95	93,130
		344,266
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	795	778,545
3.00%, 10/29/28	842	809,888
3.30%, 01/30/32	865	791,723
3.40%, 10/29/33	325	289,032
3.65%, 07/21/27	225	222,802
3.88%, 01/23/28	150	148,801
4.63%, 10/15/27	165	166,115
4.63%, 09/10/29	155	156,311
4.88%, 04/01/28	150	152,271
4.95%, 09/10/34	240	236,622
5.10%, 01/19/29	205	209,817
5.30%, 01/19/34	165	167,190
5.75%, 06/06/28	240	248,868
6.10%, 01/15/27	235	240,126
6.15%, 09/30/30	205	219,750
6.45%, 04/15/27	310	320,021
6.95%, 03/10/55, (5-year CMT + 2.720%)(c)	150	156,987
Affiliated Managers Group Inc.
3.30%, 06/15/30	150	142,559
5.50%, 08/20/34	105	106,614
Air Lease Corp.
2.10%, 09/01/28	100	94,005
2.20%, 01/15/27	210	204,381
2.88%, 01/15/32	190	170,312
3.00%, 02/01/30	150	141,593
3.13%, 12/01/30	180	168,209
3.25%, 10/01/29	115	110,133
3.63%, 04/01/27	175	173,582
3.63%, 12/01/27	105	103,699
4.63%, 10/01/28	125	126,288
5.10%, 03/01/29	130	133,525
5.20%, 07/15/31	130	133,700
5.30%, 02/01/28	150	153,558
5.85%, 12/15/27	155	160,494
Ally Financial Inc.
2.20%, 11/02/28	210	195,914
4.75%, 06/09/27	176	176,792
Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.54%, 01/17/31, (1-day SOFR Index + 1.730%)(c)	$110	$112,536
5.55%, 07/31/33, (1-day SOFR + 1.780%)(c)	125	125,740
5.74%, 05/15/29, (1-day SOFR Index + 1.960%)(c)	30	30,778
6.18%, 07/26/35, (1-day SOFR + 2.290%)(c)	190	195,451
6.85%, 01/03/30, (1-day SOFR + 2.282%)(c)	170	180,463
6.99%, 06/13/29, (1-day SOFR + 3.260%)(c)	195	206,336
7.10%, 11/15/27	150	158,176
8.00%, 11/01/31	580	663,157
American Express Co.
1.65%, 11/04/26	285	277,054
2.55%, 03/04/27	418	408,727
3.30%, 05/03/27	475	469,437
4.05%, 05/03/29	210	210,535
4.35%, 07/20/29, (1-day SOFR + 0.810%)(c)	325	326,599
4.42%, 08/03/33, (1-day SOFR + 1.760%)(c)	285	280,102
4.73%, 04/25/29, (1-day SOFR + 1.260%)(c)	325	329,991
4.92%, 07/20/33, (1-day SOFR + 1.220%)(c)	175	177,145
4.99%, 05/26/33, (1-day SOFR + 2.255%)(c)	160	161,274
5.02%, 04/25/31, (1-day SOFR + 1.440%)(c)	325	333,801
5.04%, 07/26/28, (1-day SOFR + 0.930%)(c)	205	208,289
5.04%, 05/01/34, (1-day SOFR + 1.835%)(c)	270	274,038
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(c)	195	200,848
5.10%, 02/16/28, (1-day SOFR + 1.000%)(c)	360	364,279
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(c)	385	397,010
5.28%, 07/26/35, (1-day SOFR + 1.420%)(c)	380	387,217
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(c)	250	256,901
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(c)	310	323,549
5.63%, 07/28/34, (1-day SOFR + 1.930%)(c)	85	87,905
5.67%, 04/25/36, (1-day SOFR + 1.790%)(c)	295	308,018
5.85%, 11/05/27	350	363,128
5.92%, 04/25/35, (1-day SOFR + 1.630%)(c)	100	105,407
6.49%, 10/30/31, (1-day SOFR + 1.940%)(c)	250	273,463
American Express Credit Corp., 3.30%, 05/03/27	65	64,300
Ameriprise Financial Inc.
2.88%, 09/15/26	127	125,367
4.50%, 05/13/32	120	119,724
5.15%, 05/15/33	185	190,142
5.20%, 04/15/35	100	101,232
5.70%, 12/15/28	165	172,852
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	12	11,354
Apollo Global Management Inc.
5.15%, 08/12/35	75	74,671
6.00%, 12/15/54, (5-year CMT + 2.168%)(c)	100	99,464
6.38%, 11/15/33	115	126,182
Ares Management Corp., 6.38%, 11/10/28	50	53,031
BGC Group Inc.
6.15%, 04/02/30(b)	105	107,397
6.60%, 06/10/29	130	135,578
8.00%, 05/25/28	80	85,542
Blue Owl Finance LLC
3.13%, 06/10/31	175	158,712
4.38%, 02/15/32	65	61,839
6.25%, 04/18/34	230	239,932
Brookfield Asset Management Ltd., 5.80%, 04/24/35	160	165,658
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Capital Finance LLC, 6.09%, 06/14/33	$140	$149,237
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	146	126,319
Brookfield Finance Inc.
2.72%, 04/15/31	135	123,265
3.90%, 01/25/28	212	210,442
4.35%, 04/15/30	219	218,467
4.85%, 03/29/29	255	259,373
5.33%, 01/15/36	55	54,649
5.68%, 01/15/35	120	123,992
6.35%, 01/05/34	155	167,607
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(c)	285	276,944
2.36%, 07/29/32, (1-day SOFR + 1.337%)(c)	217	186,816
2.62%, 11/02/32, (1-day SOFR + 1.265%)(c)	115	102,062
3.27%, 03/01/30, (1-day SOFR + 1.790%)(c)	280	269,897
3.65%, 05/11/27	276	273,618
3.75%, 03/09/27	323	320,885
3.80%, 01/31/28	365	361,689
4.10%, 02/09/27	269	268,420
4.93%, 05/10/28, (1-day SOFR + 2.057%)(c)	360	363,676
5.25%, 07/26/30, (1-day SOFR + 2.600%)(c)	205	210,664
5.27%, 05/10/33, (1-day SOFR + 2.370%)(c)	185	188,234
5.46%, 07/26/30, (1-day SOFR +1.560%)(c)	220	227,708
5.47%, 02/01/29, (1-day SOFR + 2.080%)(c)	260	266,878
5.70%, 02/01/30, (1-day SOFR + 1.905%)(c)	220	228,384
5.82%, 02/01/34, (1-day SOFR + 2.600%)(c)	270	280,725
5.88%, 07/26/35, (1-day SOFR +1.990%)(c)	215	223,500
6.05%, 02/01/35, (1-day SOFR + 2.260%)(c)	223	234,866
6.18%, 01/30/36, (1-day SOFR + 2.036%)(c)	300	309,590
6.31%, 06/08/29, (1-day SOFR + 2.640%)(c)	330	346,389
6.38%, 06/08/34, (1-day SOFR + 2.860%)(c)	405	434,807
6.70%, 11/29/32	150	165,017
7.15%, 10/29/27, (1-day SOFR + 2.440%)(c)	185	190,609
7.62%, 10/30/31, (1-day SOFR + 3.070%)(c)	415	470,716
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(c)	225	263,059
Cboe Global Markets Inc.
1.63%, 12/15/30	190	166,935
3.00%, 03/16/32	135	123,135
3.65%, 01/12/27	220	218,675
Charles Schwab Corp. (The)
1.65%, 03/11/31	205	177,835
1.95%, 12/01/31	220	190,431
2.00%, 03/20/28	305	290,783
2.30%, 05/13/31	175	157,394
2.45%, 03/03/27	355	346,833
2.75%, 10/01/29	130	123,554
2.90%, 03/03/32	250	226,488
3.20%, 03/02/27	189	186,593
3.20%, 01/25/28	195	191,365
3.25%, 05/22/29	150	145,945
3.30%, 04/01/27	186	183,977
4.00%, 02/01/29	171	170,908
4.63%, 03/22/30	185	188,983
5.64%, 05/19/29, (1-day SOFR + 2.210%)(c)	200	208,024
5.85%, 05/19/34, (1-day SOFR + 2.500%)(c)	255	271,695
6.14%, 08/24/34, (1-day SOFR + 2.010%)(c)	330	358,161
6.20%, 11/17/29, (1-day SOFR + 1.878%)(c)	240	255,328
CI Financial Corp., 3.20%, 12/17/30	250	224,851
55
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
CME Group Inc.
2.65%, 03/15/32	$188	$169,458
3.75%, 06/15/28	253	252,094
4.40%, 03/15/30	105	106,107
Credit Suisse USA LLC, 7.13%, 07/15/32	130	148,499
Eaton Vance Corp., 3.50%, 04/06/27	190	188,248
Enact Holdings Inc., 6.25%, 05/28/29	165	172,247
Franklin Resources Inc., 1.60%, 10/30/30	180	157,824
Intercontinental Exchange Inc.
1.85%, 09/15/32	355	297,512
2.10%, 06/15/30	376	341,247
3.10%, 09/15/27	95	93,219
3.63%, 09/01/28	65	64,138
3.75%, 09/21/28	155	153,606
4.00%, 09/15/27	320	319,706
4.35%, 06/15/29	250	252,011
4.60%, 03/15/33	340	339,824
5.25%, 06/15/31	200	209,264
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	95	94,750
Jefferies Financial Group Inc.
2.63%, 10/15/31	220	194,505
2.75%, 10/15/32	105	90,146
4.15%, 01/23/30	235	232,017
4.85%, 01/15/27	200	201,419
5.88%, 07/21/28	225	234,568
6.20%, 04/14/34	340	358,512
6.45%, 06/08/27	100	103,381
Lazard Group LLC
3.63%, 03/01/27	95	94,974
4.38%, 03/11/29	114	113,913
4.50%, 09/19/28	125	125,644
5.63%, 08/01/35	75	75,512
6.00%, 03/15/31	100	105,904
LPL Holdings Inc.
4.90%, 04/03/28	45	45,541
5.15%, 06/15/30	35	35,693
5.20%, 03/15/30	65	66,415
5.65%, 03/15/35	115	116,229
5.70%, 05/20/27	130	132,499
5.75%, 06/15/35	125	127,018
6.00%, 05/20/34	115	118,973
6.75%, 11/17/28	150	160,587
Marex Group PLC, 6.40%, 11/04/29	15	15,453
Mastercard Inc.
1.90%, 03/15/31	160	142,440
2.00%, 11/18/31	165	144,961
2.95%, 11/21/26	178	175,913
2.95%, 06/01/29	240	231,994
3.30%, 03/26/27	265	262,586
3.35%, 03/26/30	342	332,688
3.50%, 02/26/28	155	153,753
4.10%, 01/15/28	95	95,676
4.35%, 01/15/32	135	135,094
4.55%, 03/15/28	95	96,509
4.55%, 01/15/35	70	69,063
4.85%, 03/09/33	190	194,057
4.88%, 03/09/28	225	230,491
4.88%, 05/09/34	235	238,611
4.95%, 03/15/32	130	134,572
Security	Par (000)	Value
Diversified Financial Services (continued)
Nasdaq Inc.
1.65%, 01/15/31	$240	$209,874
5.35%, 06/28/28	295	304,340
5.55%, 02/15/34	268	279,352
Nomura Holdings Inc.
2.17%, 07/14/28	215	202,791
2.33%, 01/22/27	200	194,547
2.61%, 07/14/31	200	179,209
2.68%, 07/16/30	220	201,722
2.71%, 01/22/29	105	99,309
3.00%, 01/22/32	200	179,574
3.10%, 01/16/30	260	245,298
4.90%, 07/01/30	200	202,783
5.39%, 07/06/27	200	203,786
5.49%, 06/29/35	200	204,208
5.59%, 07/02/27	200	204,603
5.61%, 07/06/29	200	208,414
5.78%, 07/03/34	205	214,744
6.07%, 07/12/28	395	413,762
6.09%, 07/12/33	200	214,516
6.18%, 01/18/33	30	32,230
ORIX Corp.
2.25%, 03/09/31	60	53,589
3.70%, 07/18/27	75	74,311
4.00%, 04/13/32	112	107,605
4.65%, 09/10/29	75	75,938
5.00%, 09/13/27	197	200,037
5.20%, 09/13/32	122	125,292
5.40%, 02/25/35	100	102,241
Private Export Funding Corp., Series PP, 1.40%, 07/15/28	133	123,865
Radian Group Inc.
4.88%, 03/15/27	130	130,277
6.20%, 05/15/29	150	157,212
Raymond James Financial Inc., 4.65%, 04/01/30	199	202,648
Stifel Financial Corp., 4.00%, 05/15/30	150	146,761
Synchrony Financial
2.88%, 10/28/31	250	221,656
3.95%, 12/01/27	135	133,137
5.02%, 07/29/29, (1-day SOFR + 1.395%)(c)	20	20,131
5.15%, 03/19/29	145	146,799
5.45%, 03/06/31, (1-day SOFR + 1.680%)(c)	55	56,046
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(c)	130	134,672
TPG Operating Group II LP
5.38%, 01/15/36	75	74,611
5.88%, 03/05/34	160	167,737
Visa Inc.
0.75%, 08/15/27	115	108,604
1.10%, 02/15/31	260	223,718
1.90%, 04/15/27	336	325,696
2.05%, 04/15/30	339	311,261
2.75%, 09/15/27	181	177,147
Voya Financial Inc.
4.70%, 01/23/48(c)	75	72,762
5.00%, 09/20/34	95	93,348
Western Union Co. (The), 2.75%, 03/15/31	80	70,517
		46,986,700
Electric — 2.1%
AEP Texas Inc.
3.95%, 06/01/28	130	128,980
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.70%, 05/15/32	$105	$104,296
5.40%, 06/01/33	100	101,989
5.45%, 05/15/29	125	129,770
5.70%, 05/15/34	105	108,014
Series I, 2.10%, 07/01/30	187	168,419
AEP Transmission Co. LLC
3.10%, 12/01/26	90	88,963
5.15%, 04/01/34	125	126,732
AES Corp. (The)
2.45%, 01/15/31	260	232,970
5.45%, 06/01/28	275	281,520
5.80%, 03/15/32	105	108,123
Alabama Power Co.
3.05%, 03/15/32	60	54,905
3.75%, 09/01/27	95	94,661
3.94%, 09/01/32	125	120,380
5.10%, 04/02/35	65	65,761
5.85%, 11/15/33	85	90,736
Series 20-A, 1.45%, 09/15/30	145	126,964
Ameren Corp.
1.75%, 03/15/28	95	89,584
1.95%, 03/15/27	120	115,977
3.50%, 01/15/31	174	166,277
5.00%, 01/15/29	145	148,324
5.38%, 03/15/35	75	76,285
5.70%, 12/01/26	145	147,401
Ameren Illinois Co.
1.55%, 11/15/30	90	78,606
3.80%, 05/15/28	98	97,642
3.85%, 09/01/32	195	185,854
4.95%, 06/01/33	25	25,412
American Electric Power Co. Inc.
2.30%, 03/01/30	103	94,227
3.20%, 11/13/27	65	63,679
3.88%, 02/15/62, (5-year CMT + 2.675%)(c)	150	145,316
5.20%, 01/15/29	220	226,895
5.63%, 03/01/33	186	194,688
5.75%, 11/01/27	180	185,638
5.95%, 11/01/32	97	103,407
6.95%, 12/15/54, (5-year CMT + 2.675%)(c)	125	133,043
Series J, 4.30%, 12/01/28	124	124,556
Appalachian Power Co.
4.50%, 08/01/32	135	133,053
5.65%, 04/01/34	75	77,681
Series AA, 2.70%, 04/01/31	140	127,400
Series X, 3.30%, 06/01/27	10	9,845
Arizona Public Service Co.
2.20%, 12/15/31	105	91,438
2.60%, 08/15/29	129	121,153
2.95%, 09/15/27	65	63,402
5.55%, 08/01/33	60	62,161
5.70%, 08/15/34	165	170,993
6.35%, 12/15/32	100	108,712
Atlantic City Electric Co.
2.30%, 03/15/31	85	76,391
4.00%, 10/15/28	105	104,727
Avangrid Inc., 3.80%, 06/01/29	192	188,678
Baltimore Gas & Electric Co.
2.25%, 06/15/31	142	127,363
5.30%, 06/01/34	100	103,088
5.45%, 06/01/35	200	206,163
Security	Par (000)	Value
Electric (continued)
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	$135	$116,609
3.25%, 04/15/28	140	137,504
3.70%, 07/15/30	270	264,191
Black Hills Corp.
2.50%, 06/15/30	120	110,158
3.05%, 10/15/29	87	82,232
3.15%, 01/15/27	85	83,645
4.35%, 05/01/33	55	52,447
5.95%, 03/15/28	100	103,917
6.00%, 01/15/35	90	94,612
6.15%, 05/15/34	125	132,387
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	115	117,709
4.95%, 04/01/33	145	146,753
5.05%, 03/01/35	30	30,134
5.15%, 03/01/34	120	122,063
5.20%, 10/01/28	105	108,402
Series AA, 3.00%, 02/01/27	75	73,851
Series AE, 2.35%, 04/01/31	35	31,517
Series AG, 3.00%, 03/01/32	60	54,635
Series ai., 4.45%, 10/01/32	174	171,814
Series AQ, 4.95%, 08/15/35	40	39,689
Series K2, 6.95%, 03/15/33	60	67,898
Series Z, 2.40%, 09/01/26	75	73,704
CenterPoint Energy Inc.
2.65%, 06/01/31	100	90,390
2.95%, 03/01/30	95	89,246
5.40%, 06/01/29	195	202,091
6.70%, 05/15/55, (5-year CMT + 2.586%)(c)	75	76,736
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(c)	50	52,429
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(c)	100	104,996
CMS Energy Corp.
3.45%, 08/15/27	70	69,034
3.75%, 12/01/50, (5-year CMT + 2.900%)(c)	50	45,384
4.75%, 06/01/50, (5-year CMT + 4.116%)(c)	100	96,668
6.50%, 06/01/55, (5-year CMT + 1.961%)(c)	200	203,947
Commonwealth Edison Co.
2.20%, 03/01/30	95	87,196
3.15%, 03/15/32	65	59,626
3.70%, 08/15/28	110	109,171
4.90%, 02/01/33	95	96,239
5.30%, 06/01/34	50	51,692
Series 122, 2.95%, 08/15/27	150	147,149
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	75	76,202
4.90%, 07/01/33	55	55,429
4.95%, 01/15/30	85	87,237
4.95%, 08/15/34	85	85,460
Series A, 2.05%, 07/01/31	110	97,107
Series A, 3.20%, 03/15/27	70	69,138
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	220	199,300
3.80%, 05/15/28	80	79,602
5.20%, 03/01/33	135	139,580
5.38%, 05/15/34	85	88,015
5.50%, 03/15/34	125	130,728
Series 20A, 3.35%, 04/01/30	170	164,716
Series B, 3.13%, 11/15/27	95	93,219
57
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series D, 4.00%, 12/01/28	$116	$116,148
Constellation Energy Generation LLC
5.60%, 03/01/28	125	129,475
5.80%, 03/01/33	150	159,428
6.13%, 01/15/34	100	108,463
Consumers Energy Co.
3.60%, 08/15/32	90	84,545
3.80%, 11/15/28	143	142,069
4.50%, 01/15/31	115	116,001
4.60%, 05/30/29	135	137,281
4.63%, 05/15/33	185	183,463
4.65%, 03/01/28	200	202,853
4.70%, 01/15/30	110	112,284
4.90%, 02/15/29	95	97,415
5.05%, 05/15/35	50	50,462
Dayton Power & Light Co. (The), 4.55%, 08/15/30(b)	75	75,275
Dominion Energy Inc.
4.25%, 06/01/28	179	179,322
4.35%, 08/15/32	130	125,980
4.60%, 05/15/28	120	121,307
5.00%, 06/15/30	140	143,757
5.38%, 11/15/32	205	211,727
5.45%, 03/15/35	160	162,061
6.63%, 05/15/55, (5-year CMT + 2.207%)(c)	350	358,897
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(c)	150	156,977
Series B, 3.60%, 03/15/27	60	59,476
Series B, 5.95%, 06/15/35	120	126,363
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(c)	200	214,597
Series C, 2.25%, 08/15/31	200	176,323
Series C, 3.38%, 04/01/30	335	321,551
Series E, 6.30%, 03/15/33	25	26,825
Series F, 5.25%, 08/01/33	130	131,590
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	50	51,675
6.63%, 02/01/32	65	72,215
Series 2025, 5.30%, 01/15/35	60	61,539
Series A, 2.30%, 12/01/31	100	88,570
DTE Electric Co.
2.25%, 03/01/30	140	129,089
4.25%, 05/14/27	5	5,021
4.85%, 12/01/26	50	50,530
5.20%, 04/01/33	115	119,046
5.20%, 03/01/34	115	118,288
5.25%, 05/15/35	100	102,137
Series A, 1.90%, 04/01/28	145	137,571
Series A, 3.00%, 03/01/32	128	117,691
Series C, 2.63%, 03/01/31	135	124,030
DTE Energy Co.
2.85%, 10/01/26	155	152,723
2.95%, 03/01/30	89	83,756
4.88%, 06/01/28	195	198,401
4.95%, 07/01/27	235	238,055
5.10%, 03/01/29	230	235,859
5.20%, 04/01/30	225	231,962
5.85%, 06/01/34	170	178,818
Series C, 3.40%, 06/15/29	124	119,926
Duke Energy Carolinas LLC
2.45%, 08/15/29	142	133,462
2.45%, 02/01/30	130	121,295
Security	Par (000)	Value
Electric (continued)
2.55%, 04/15/31	$77	$70,246
2.85%, 03/15/32	110	99,612
2.95%, 12/01/26	140	138,300
3.95%, 11/15/28	170	169,977
4.85%, 03/15/30	100	102,780
4.85%, 01/15/34	110	110,468
4.95%, 01/15/33	275	281,064
5.25%, 03/15/35	100	102,888
6.45%, 10/15/32	85	93,792
Series A, 6.00%, 12/01/28	40	42,167
Duke Energy Corp.
2.45%, 06/01/30	180	165,483
2.55%, 06/15/31	235	211,556
2.65%, 09/01/26	345	339,956
3.15%, 08/15/27	165	162,026
3.25%, 01/15/82, (5-year CMT + 2.321%)(c)	100	96,503
3.40%, 06/15/29	145	140,772
4.30%, 03/15/28	200	200,976
4.50%, 08/15/32	250	246,687
4.85%, 01/05/27	165	166,520
4.85%, 01/05/29	105	107,100
5.00%, 12/08/27	125	127,328
5.45%, 06/15/34	180	185,886
5.75%, 09/15/33	135	142,439
6.45%, 09/01/54, (5-year CMT + 2.588%)(c)	200	207,123
Duke Energy Florida LLC
1.75%, 06/15/30	100	89,334
2.40%, 12/15/31	145	129,849
2.50%, 12/01/29	185	173,603
3.20%, 01/15/27	65	64,327
3.80%, 07/15/28	138	137,485
5.88%, 11/15/33	115	123,258
Duke Energy Indiana LLC, 5.25%, 03/01/34	115	118,413
Duke Energy Ohio Inc.
2.13%, 06/01/30	120	109,118
3.65%, 02/01/29	100	98,412
5.25%, 04/01/33	83	85,512
5.30%, 06/15/35	75	76,695
Duke Energy Progress LLC
2.00%, 08/15/31	160	140,463
3.40%, 04/01/32	85	79,971
3.45%, 03/15/29	126	123,384
3.70%, 09/01/28	120	118,941
4.35%, 03/06/27	50	50,309
5.05%, 03/15/35	140	141,364
5.10%, 03/15/34	125	127,601
5.25%, 03/15/33	110	113,715
Edison International
4.13%, 03/15/28	132	129,918
5.25%, 11/15/28	130	131,333
5.25%, 03/15/32(a)	135	132,855
5.45%, 06/15/29	110	111,200
5.75%, 06/15/27	137	139,491
6.25%, 03/15/30(a)	100	104,016
6.95%, 11/15/29	125	132,614
El Paso Electric Co., 6.00%, 05/15/35	10	10,355
Emera U.S. Finance LP, 2.64%, 06/15/31	100	88,903
Enel Americas SA, 4.00%, 10/25/26	140	139,136
Enel Chile SA, 4.88%, 06/12/28	230	232,705
Entergy Arkansas LLC
4.00%, 06/01/28	89	89,008
Schedule of Investments
58

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.15%, 01/15/33	$123	$126,603
5.30%, 09/15/33	85	87,692
5.45%, 06/01/34	135	140,063
Entergy Corp.
1.90%, 06/15/28	85	80,023
2.40%, 06/15/31	95	84,700
2.80%, 06/15/30	120	111,659
2.95%, 09/01/26	162	159,733
7.13%, 12/01/54, (5-year CMT + 2.670%)(c)	230	239,493
Entergy Louisiana LLC
1.60%, 12/15/30	90	78,672
2.35%, 06/15/32	100	87,088
2.40%, 10/01/26	105	103,019
3.05%, 06/01/31	97	90,572
3.12%, 09/01/27	110	108,054
3.25%, 04/01/28	100	98,173
4.00%, 03/15/33	160	151,747
5.15%, 09/15/34	155	156,853
5.35%, 03/15/34	110	113,215
Entergy Mississippi LLC
2.85%, 06/01/28	110	106,774
5.00%, 09/01/33	50	50,547
Entergy Texas Inc.
1.75%, 03/15/31	150	130,792
4.00%, 03/30/29	88	87,472
5.25%, 04/15/35	100	101,668
Evergy Inc.
2.90%, 09/15/29	185	175,111
6.65%, 06/01/55, (5-year CMT + 2.558%)(c)	100	101,454
Evergy Kansas Central Inc.
3.10%, 04/01/27	100	98,647
4.70%, 03/13/28	30	30,362
5.25%, 03/15/35	74	74,816
5.90%, 11/15/33	100	106,520
Evergy Metro Inc.
4.95%, 04/15/33	10	10,095
5.13%, 08/15/35	50	49,992
5.40%, 04/01/34	80	82,531
Series 2020, 2.25%, 06/01/30(a)	90	82,311
Eversource Energy
2.55%, 03/15/31	85	76,597
2.90%, 03/01/27	185	181,662
3.38%, 03/01/32	135	123,913
4.60%, 07/01/27	130	130,760
5.00%, 01/01/27	75	75,714
5.13%, 05/15/33	165	165,663
5.45%, 03/01/28	265	272,417
5.50%, 01/01/34	140	143,158
5.85%, 04/15/31	140	148,263
5.95%, 02/01/29	175	183,597
5.95%, 07/15/34	145	152,192
Series M, 3.30%, 01/15/28	100	97,944
Series O, 4.25%, 04/01/29	125	124,579
Series R, 1.65%, 08/15/30	139	121,970
Exelon Corp.
2.75%, 03/15/27	120	117,482
3.35%, 03/15/32	110	102,175
4.05%, 04/15/30	279	275,951
4.95%, 06/15/35	54	52,706
5.13%, 03/15/31	135	139,093
5.15%, 03/15/28	170	173,893
Security	Par (000)	Value
Electric (continued)
5.15%, 03/15/29	$55	$56,583
5.30%, 03/15/33	200	206,205
5.45%, 03/15/34	145	149,569
5.63%, 06/15/35	20	20,681
6.50%, 03/15/55, (5-year CMT + 1.975%)(c)	200	206,740
FirstEnergy Corp.
2.65%, 03/01/30	110	102,056
Series B, 2.25%, 09/01/30	65	58,372
Series B, 3.90%, 07/15/27	325	322,723
FirstEnergy Transmission LLC
4.55%, 01/15/30	55	55,422
4.75%, 01/15/33(b)	75	74,819
Florida Power & Light Co.
2.45%, 02/03/32	300	267,325
4.40%, 05/15/28	195	197,143
4.63%, 05/15/30	135	137,482
4.80%, 05/15/33	155	156,298
5.00%, 08/01/34	110	111,139
5.05%, 04/01/28	225	231,044
5.10%, 04/01/33	160	164,046
5.15%, 06/15/29	185	192,024
5.30%, 06/15/34	265	274,094
5.63%, 04/01/34	100	105,940
Series A, 3.30%, 05/30/27	95	93,961
Fortis Inc./Canada, 3.06%, 10/04/26	250	246,238
Georgia Power Co.
3.25%, 03/30/27	102	100,767
4.55%, 03/15/30	145	147,306
4.65%, 05/16/28	190	192,868
4.70%, 05/15/32	160	160,918
4.85%, 03/15/31	145	148,524
4.95%, 05/17/33	225	227,819
5.00%, 02/23/27	175	177,420
5.20%, 03/15/35	125	126,819
5.25%, 03/15/34	185	189,764
Series B, 2.65%, 09/15/29	144	136,187
Idaho Power Co., 5.20%, 08/15/34	65	66,722
Indiana Michigan Power Co., 3.85%, 05/15/28	30	29,844
Interstate Power & Light Co.
2.30%, 06/01/30	55	50,116
3.60%, 04/01/29	20	19,621
4.10%, 09/26/28	140	139,897
4.95%, 09/30/34	55	54,179
5.60%, 06/29/35	150	154,759
5.70%, 10/15/33	85	88,293
IPALCO Enterprises Inc.
4.25%, 05/01/30	122	119,193
5.75%, 04/01/34	90	90,728
ITC Holdings Corp., 3.35%, 11/15/27	105	103,027
Jersey Central Power & Light Co., 5.10%, 01/15/35	175	175,305
Kentucky Utilities Co., 5.45%, 04/15/33	70	72,714
Louisville Gas & Electric Co., 5.45%, 04/15/33	90	93,628
MidAmerican Energy Co.
3.10%, 05/01/27	128	126,343
3.65%, 04/15/29	197	194,296
5.35%, 01/15/34	125	129,539
6.75%, 12/30/31	35	39,589
Mississippi Power Co., 3.95%, 03/30/28	82	81,944
National Grid PLC
5.42%, 01/11/34	165	169,687
5.60%, 06/12/28	15	15,530
59
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.81%, 06/12/33	$160	$169,411
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	120	102,498
1.65%, 06/15/31	45	38,707
2.40%, 03/15/30	95	88,167
2.75%, 04/15/32	70	62,921
3.05%, 04/25/27	103	101,330
3.40%, 02/07/28	90	88,644
3.70%, 03/15/29	115	113,385
3.90%, 11/01/28	90	89,412
4.02%, 11/01/32	150	144,071
4.12%, 09/16/27	65	65,122
4.15%, 12/15/32	80	77,654
4.75%, 02/07/28	25	25,394
4.80%, 02/05/27	110	111,033
4.80%, 03/15/28	145	147,714
4.85%, 02/07/29	110	112,579
4.95%, 02/07/30	260	267,798
5.00%, 02/07/31	205	211,335
5.00%, 08/15/34	95	95,877
5.05%, 09/15/28	105	107,828
5.10%, 05/06/27	90	91,507
5.15%, 06/15/29	120	124,451
5.60%, 11/13/26	110	111,712
5.80%, 01/15/33	155	165,322
Series C, 8.00%, 03/01/32	65	77,015
Series D, 4.15%, 08/25/28	100	100,372
Nevada Power Co.
6.25%, 05/15/55, (5-year CMT + 1.936%)(c)	65	65,156
Series CC, 3.70%, 05/01/29	132	129,982
Series DD, 2.40%, 05/01/30	87	80,334
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	265	256,876
1.90%, 06/15/28	370	349,008
2.25%, 06/01/30	441	401,759
2.44%, 01/15/32	215	188,478
2.75%, 11/01/29	224	211,523
3.50%, 04/01/29	133	130,033
3.55%, 05/01/27	346	342,530
3.80%, 03/15/82, (5-year CMT + 2.547%)(c)	50	48,344
4.63%, 07/15/27	340	342,990
4.69%, 09/01/27	115	116,086
4.80%, 12/01/77(c)	105	101,190
4.85%, 02/04/28	120	122,060
4.90%, 02/28/28	280	284,900
4.90%, 03/15/29	205	209,475
5.00%, 02/28/30(a)	120	123,622
5.00%, 07/15/32	240	243,996
5.05%, 03/15/30	160	164,692
5.05%, 02/28/33	235	238,342
5.25%, 03/15/34	250	254,455
5.30%, 03/15/32	155	160,426
5.45%, 03/15/35	190	194,788
5.65%, 05/01/79(c)	90	89,830
6.38%, 08/15/55, (5-year CMT + 2.053%)(c)	300	309,945
6.70%, 09/01/54, (5-year CMT + 2.364%)(c)	200	206,151
6.75%, 06/15/54, (5-year CMT + 2.457%)(c)	255	269,094
Series ., 6.50%, 08/15/55, (5-year CMT + 1.979%)(c)	200	209,694
Northern States Power Co., 5.05%, 05/15/35	150	151,601
Northern States Power Co./MN, 2.25%, 04/01/31	147	133,535
Security	Par (000)	Value
Electric (continued)
NSTAR Electric Co.
1.95%, 08/15/31	$45	$39,474
3.20%, 05/15/27	180	177,486
3.25%, 05/15/29	100	97,065
3.95%, 04/01/30	55	54,482
4.85%, 03/01/30	95	97,340
5.20%, 03/01/35	75	76,160
5.40%, 06/01/34	110	113,721
OGE Energy Corp., 5.45%, 05/15/29	95	98,686
Ohio Power Co.
5.00%, 06/01/33	45	45,281
5.65%, 06/01/34	100	103,763
Series P, 2.60%, 04/01/30	92	85,529
Series Q, 1.63%, 01/15/31	55	47,500
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	70	67,204
3.30%, 03/15/30	55	52,665
3.80%, 08/15/28	95	94,434
5.40%, 01/15/33	125	129,625
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	185	173,433
3.70%, 11/15/28	120	118,724
4.15%, 06/01/32	130	126,027
4.30%, 05/15/28	40	40,276
4.50%, 03/20/27(b)	120	120,836
4.55%, 09/15/32	185	183,870
4.65%, 11/01/29	140	142,445
5.35%, 04/01/35(b)	80	82,280
5.65%, 11/15/33	200	211,690
5.75%, 03/15/29	103	107,813
7.00%, 05/01/32	65	73,336
7.25%, 01/15/33	15	17,165
Pacific Gas and Electric Co.
2.10%, 08/01/27	202	193,561
2.50%, 02/01/31	463	410,557
3.00%, 06/15/28	180	173,335
3.25%, 06/01/31	187	171,485
3.30%, 03/15/27	96	94,352
3.30%, 12/01/27	240	234,292
3.75%, 07/01/28	210	205,821
4.20%, 03/01/29	75	74,115
4.40%, 03/01/32	100	96,280
4.55%, 07/01/30	659	652,696
4.65%, 08/01/28	100	100,201
5.00%, 06/04/28	120	121,805
5.45%, 06/15/27	100	101,522
5.55%, 05/15/29	195	200,559
5.70%, 03/01/35	190	192,515
5.80%, 05/15/34	235	240,109
5.90%, 06/15/32	128	133,246
6.00%, 08/15/35	140	144,804
6.10%, 01/15/29	170	177,550
6.15%, 01/15/33	150	157,526
6.40%, 06/15/33	260	276,044
6.95%, 03/15/34	145	158,750
PacifiCorp
2.70%, 09/15/30	115	106,145
3.50%, 06/15/29	133	129,244
5.10%, 02/15/29	120	122,934
5.30%, 02/15/31	160	166,011
5.45%, 02/15/34	280	284,565
Schedule of Investments
60

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
7.70%, 11/15/31	$75	$87,308
PECO Energy Co., 4.90%, 06/15/33	136	138,074
Pinnacle West Capital Corp.
4.90%, 05/15/28	145	147,158
5.15%, 05/15/30	35	35,997
Potomac Electric Power Co., 5.20%, 03/15/34	85	87,089
PPL Capital Funding Inc.
4.13%, 04/15/30	35	34,713
5.25%, 09/01/34	165	167,318
PPL Electric Utilities Corp.
4.85%, 02/15/34	115	115,677
5.00%, 05/15/33	160	163,453
Progress Energy Inc.
7.00%, 10/30/31	65	73,364
7.75%, 03/01/31	145	167,731
Public Service Co. of Colorado
1.88%, 06/15/31	160	139,470
3.70%, 06/15/28	117	116,274
4.10%, 06/01/32	70	67,870
5.15%, 09/15/35	100	99,391
5.35%, 05/15/34	180	183,229
Series 35, 1.90%, 01/15/31	95	83,577
Public Service Co. of New Hampshire
4.40%, 07/01/28	50	50,504
5.35%, 10/01/33	170	177,396
Series V, 2.20%, 06/15/31	65	58,031
Public Service Co. of Oklahoma
5.20%, 01/15/35	155	155,434
5.25%, 01/15/33	130	132,715
Series J, 2.20%, 08/15/31	100	87,912
Public Service Electric & Gas Co.
1.90%, 08/15/31	140	122,327
2.25%, 09/15/26	81	79,482
2.45%, 01/15/30	75	69,867
3.00%, 05/15/27	140	137,849
3.10%, 03/15/32	80	73,379
3.20%, 05/15/29	90	87,342
3.65%, 09/01/28	110	108,836
3.70%, 05/01/28	137	136,182
4.65%, 03/15/33	155	155,029
4.85%, 08/01/34	90	90,242
4.90%, 12/15/32	130	132,456
5.05%, 03/01/35	105	106,411
5.20%, 08/01/33	10	10,326
5.20%, 03/01/34	130	133,472
Public Service Electric and Gas Co., 4.90%, 08/15/35	75	74,833
Public Service Enterprise Group Inc.
1.60%, 08/15/30	170	148,372
2.45%, 11/15/31	105	93,090
4.90%, 03/15/30	90	91,966
5.20%, 04/01/29	115	118,646
5.40%, 03/15/35	75	76,494
5.45%, 04/01/34	100	102,783
5.85%, 11/15/27	85	88,016
5.88%, 10/15/28	100	104,778
6.13%, 10/15/33	110	117,871
Puget Energy Inc.
2.38%, 06/15/28	142	134,669
4.10%, 06/15/30	125	121,782
4.22%, 03/15/32	90	85,513
Security	Par (000)	Value
Electric (continued)
5.73%, 03/15/35	$125	$126,872
Puget Sound Energy Inc., 5.33%, 06/15/34	72	73,819
San Diego Gas & Electric Co.
4.95%, 08/15/28	135	138,592
5.40%, 04/15/35	205	210,321
Series VVV, 1.70%, 10/01/30	175	154,254
Series XXX, 3.00%, 03/15/32	105	95,476
Sempra
3.25%, 06/15/27	253	248,550
3.40%, 02/01/28	259	253,784
3.70%, 04/01/29	180	176,405
4.13%, 04/01/52, (5-year CMT + 2.868%)(c)	200	194,754
5.50%, 08/01/33	155	159,246
6.40%, 10/01/54, (5-year CMT + 2.632%)(c)	405	400,445
6.88%, 10/01/54, (5-year CMT + 2.789%)(c)	200	203,559
Southern California Edison Co.
2.25%, 06/01/30	125	112,441
2.75%, 02/01/32	35	30,725
2.85%, 08/01/29	124	116,771
4.40%, 09/06/26	35	35,034
4.88%, 02/01/27	115	115,838
5.15%, 06/01/29	150	153,225
5.20%, 06/01/34	230	228,465
5.25%, 03/15/30	140	143,336
5.30%, 03/01/28	85	86,855
5.45%, 06/01/31	150	155,174
5.45%, 03/01/35	120	120,756
5.65%, 10/01/28	95	98,331
5.85%, 11/01/27	160	164,756
5.95%, 11/01/32	210	220,816
6.00%, 01/15/34	110	114,350
6.65%, 04/01/29	93	97,670
Series 05-E, 5.35%, 07/15/35	100	99,902
Series A, 4.20%, 03/01/29	124	122,879
Series B, 3.65%, 03/01/28	93	91,518
Series D, 4.70%, 06/01/27	155	155,748
Series G, 2.50%, 06/01/31	140	123,973
Southern Co. (The)
4.85%, 06/15/28	150	152,900
4.85%, 03/15/35	20	19,610
5.11%, 08/01/27	185	188,600
5.20%, 06/15/33	170	173,566
5.50%, 03/15/29	215	224,151
5.70%, 10/15/32	90	94,881
5.70%, 03/15/34	240	251,556
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.069%)(c)	425	445,026
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(c)	100	98,610
Series 21-B, 1.75%, 03/15/28	75	70,740
Series A, 3.70%, 04/30/30	234	228,004
Southwestern Electric Power Co.
5.30%, 04/01/33	75	76,094
Series K, 2.75%, 10/01/26	125	122,864
Series M, 4.10%, 09/15/28	115	114,811
Southwestern Public Service Co., 5.30%, 05/15/35	100	100,891
System Energy Resources Inc.
5.30%, 12/15/34	75	74,703
6.00%, 04/15/28	75	78,078
Tampa Electric Co.
2.40%, 03/15/31	105	95,126
61
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.90%, 03/01/29	$130	$132,969
5.15%, 03/01/35	90	90,713
Tucson Electric Power Co.
1.50%, 08/01/30	90	78,274
3.25%, 05/15/32	75	68,900
5.20%, 09/15/34	95	95,857
Union Electric Co.
2.15%, 03/15/32	130	112,611
2.95%, 06/15/27	90	88,534
2.95%, 03/15/30	141	134,135
3.50%, 03/15/29	133	130,488
5.20%, 04/01/34	145	148,548
5.25%, 04/15/35	135	138,016
Virginia Electric & Power Co.
2.30%, 11/15/31	125	110,421
2.40%, 03/30/32	65	56,967
5.00%, 04/01/33	195	197,702
5.00%, 01/15/34	125	125,474
5.05%, 08/15/34	135	136,094
5.15%, 03/15/35	125	126,073
5.30%, 08/15/33	75	77,097
Series A, 2.88%, 07/15/29	135	129,126
Series A, 3.50%, 03/15/27	210	208,355
Series A, 3.80%, 04/01/28	105	104,634
Series B, 2.95%, 11/15/26	110	108,422
Series B, 3.75%, 05/15/27	150	149,230
WEC Energy Group Inc.
1.38%, 10/15/27	85	80,483
1.80%, 10/15/30	36	31,863
2.20%, 12/15/28	135	126,892
4.75%, 01/15/28	140	142,147
5.15%, 10/01/27	95	96,782
5.60%, 09/12/26	53	53,674
Wisconsin Electric Power Co.
1.70%, 06/15/28	130	122,426
4.60%, 10/01/34	85	83,887
4.75%, 09/30/32	120	122,337
5.00%, 05/15/29	55	56,666
5.63%, 05/15/33	20	21,369
Wisconsin Power and Light Co.
1.95%, 09/16/31	100	86,906
3.00%, 07/01/29	85	81,345
3.05%, 10/15/27	75	73,311
3.95%, 09/01/32	120	114,719
4.95%, 04/01/33	50	50,491
5.38%, 03/30/34	55	56,790
Wisconsin Public Service Corp., 4.55%, 12/01/29	60	61,059
Xcel Energy Inc.
1.75%, 03/15/27	110	106,045
2.35%, 11/15/31	60	52,657
2.60%, 12/01/29	130	121,262
3.35%, 12/01/26	127	125,543
3.40%, 06/01/30	145	138,830
4.00%, 06/15/28	235	234,460
4.60%, 06/01/32	145	142,863
4.75%, 03/21/28	50	50,606
5.45%, 08/15/33	175	179,145
5.50%, 03/15/34	185	189,200
5.60%, 04/15/35	115	117,642
		74,646,858
Security	Par (000)	Value
Electrical Components & Equipment — 0.0%
ABB Finance USA Inc., 3.80%, 04/03/28	$40	$40,137
Acuity Brands Lighting Inc., 2.15%, 12/15/30	100	89,284
Emerson Electric Co.
0.88%, 10/15/26	165	159,470
1.80%, 10/15/27	130	124,558
1.95%, 10/15/30	145	130,695
2.00%, 12/21/28	250	235,013
2.20%, 12/21/31	245	217,238
5.00%, 03/15/35	70	71,177
		1,067,572
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	95	91,860
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	80	78,797
5.41%, 07/01/32	90	93,393
5.60%, 05/29/34	115	118,404
Amphenol Corp.
2.20%, 09/15/31	150	132,726
2.80%, 02/15/30	210	198,514
4.35%, 06/01/29	110	111,053
4.38%, 06/12/28	80	80,776
5.05%, 04/05/27	145	147,211
5.05%, 04/05/29	110	113,430
5.25%, 04/05/34	120	123,967
Arrow Electronics Inc.
2.95%, 02/15/32	127	112,205
3.88%, 01/12/28	120	118,451
5.15%, 08/21/29	135	138,114
5.88%, 04/10/34	115	119,325
Avnet Inc.
3.00%, 05/15/31	84	76,032
5.50%, 06/01/32	65	65,731
6.25%, 03/15/28	105	109,315
Flex Ltd.
4.88%, 06/15/29	170	171,862
4.88%, 05/12/30	140	141,456
5.25%, 01/15/32	105	107,244
6.00%, 01/15/28	70	72,457
Honeywell International Inc.
1.10%, 03/01/27	285	272,780
1.75%, 09/01/31	304	261,796
1.95%, 06/01/30	240	217,215
2.50%, 11/01/26	315	309,253
2.70%, 08/15/29	205	195,038
4.25%, 01/15/29	165	165,851
4.50%, 01/15/34	230	225,590
4.65%, 07/30/27	200	202,428
4.70%, 02/01/30	200	203,943
4.75%, 02/01/32	155	157,365
4.88%, 09/01/29	120	123,534
4.95%, 02/15/28	100	102,352
4.95%, 09/01/31	120	123,700
5.00%, 02/15/33	325	331,189
5.00%, 03/01/35	55	55,366
Hubbell Inc.
2.30%, 03/15/31	70	62,702
3.15%, 08/15/27	60	58,775
3.50%, 02/15/28	120	118,063
Jabil Inc.
3.00%, 01/15/31	160	146,781
3.60%, 01/15/30	121	116,252
Schedule of Investments
62

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
3.95%, 01/12/28	$115	$114,007
4.25%, 05/15/27	95	94,944
5.45%, 02/01/29	85	87,339
Keysight Technologies Inc.
3.00%, 10/30/29	132	125,259
4.60%, 04/06/27	199	199,900
4.95%, 10/15/34	135	134,071
5.35%, 07/30/30	50	51,955
TD SYNNEX Corp.
2.38%, 08/09/28	155	146,865
2.65%, 08/09/31	115	102,339
6.10%, 04/12/34	120	125,797
Trimble Inc.
4.90%, 06/15/28	125	126,791
6.10%, 03/15/33	185	197,200
Tyco Electronics Group SA
2.50%, 02/04/32	140	124,624
3.13%, 08/15/27	150	147,354
4.50%, 02/09/31	100	100,784
4.63%, 02/01/30	105	106,898
5.00%, 05/09/35	60	59,746
Vontier Corp.
2.40%, 04/01/28	120	113,944
2.95%, 04/01/31	170	154,749
		8,286,862
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	120	125,565
6.35%, 08/18/28	135	142,260
MasTec Inc., 5.90%, 06/15/29	75	78,477
		346,302
Environmental Control — 0.2%
Republic Services Inc.
1.45%, 02/15/31	140	120,568
1.75%, 02/15/32	50	42,593
2.30%, 03/01/30	154	142,382
2.38%, 03/15/33	140	120,695
3.38%, 11/15/27	165	163,087
3.95%, 05/15/28	176	176,022
4.75%, 07/15/30	95	97,487
4.88%, 04/01/29	155	158,977
5.00%, 11/15/29	105	108,506
5.00%, 12/15/33	120	122,792
5.00%, 04/01/34	100	101,766
5.15%, 03/15/35	90	91,919
5.20%, 11/15/34	115	118,063
Veralto Corp.
5.35%, 09/18/28	150	154,918
5.45%, 09/18/33	175	180,747
5.50%, 09/18/26	170	171,724
Waste Connections Inc.
2.20%, 01/15/32	80	69,829
2.60%, 02/01/30	159	149,283
3.20%, 06/01/32	95	87,605
3.50%, 05/01/29	112	110,185
4.20%, 01/15/33	175	170,053
4.25%, 12/01/28	120	120,894
5.00%, 03/01/34	150	152,174
5.25%, 09/01/35	85	86,887
Security	Par (000)	Value
Environmental Control (continued)
Waste Management Inc.
1.15%, 03/15/28	$70	$65,369
1.50%, 03/15/31	60	51,909
2.00%, 06/01/29	155	144,173
3.15%, 11/15/27	210	206,373
3.88%, 01/15/29	50	49,584
4.15%, 04/15/32	209	205,200
4.50%, 03/15/28	260	263,201
4.63%, 02/15/30	160	163,017
4.63%, 02/15/33	115	115,575
4.65%, 03/15/30	170	173,374
4.80%, 03/15/32	190	193,961
4.88%, 02/15/29	170	174,851
4.88%, 02/15/34	270	274,297
4.95%, 07/03/27	120	122,112
4.95%, 07/03/31	125	129,268
4.95%, 03/15/35	315	316,629
		5,668,049
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	95	103,556
Conagra Brands Inc.
1.38%, 11/01/27	215	201,669
4.85%, 11/01/28	308	311,284
5.00%, 08/01/30	105	105,960
5.30%, 10/01/26	125	126,163
5.75%, 08/01/35	100	100,508
7.00%, 10/01/28	95	101,488
8.25%, 09/15/30	85	98,253
Flowers Foods Inc.
2.40%, 03/15/31	135	119,085
3.50%, 10/01/26	60	59,305
5.75%, 03/15/35	105	106,830
General Mills Inc.
2.25%, 10/14/31	135	118,653
2.88%, 04/15/30	185	173,706
3.20%, 02/10/27	132	130,225
4.20%, 04/17/28	315	315,417
4.70%, 01/30/27	135	135,865
4.88%, 01/30/30	165	168,673
4.95%, 03/29/33	195	196,181
5.25%, 01/30/35	115	115,628
5.50%, 10/17/28	155	160,970
Hershey Co. (The)
1.70%, 06/01/30	135	120,855
2.45%, 11/15/29	100	93,757
4.25%, 05/04/28	165	166,558
4.50%, 05/04/33	100	99,535
4.55%, 02/24/28	40	40,621
4.75%, 02/24/30	140	143,452
4.95%, 02/24/32	100	102,790
5.10%, 02/24/35	105	107,071
Hormel Foods Corp.
1.70%, 06/03/28	185	173,977
1.80%, 06/11/30	235	210,702
4.80%, 03/30/27	120	121,244
Ingredion Inc.
2.90%, 06/01/30	155	144,976
3.20%, 10/01/26	135	133,430
J.M. Smucker Co. (The)
2.13%, 03/15/32	115	97,648
2.38%, 03/15/30	135	124,199
63
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
3.38%, 12/15/27	$140	$137,965
4.25%, 03/15/35	35	32,515
5.90%, 11/15/28	190	199,569
6.20%, 11/15/33	210	225,647
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 02/02/29	55	52,634
3.00%, 05/15/32	230	203,495
3.63%, 01/15/32	210	194,167
3.75%, 12/01/31	120	113,045
5.75%, 04/01/33	350	362,173
6.75%, 03/15/34	393	431,114
Kellanova
2.10%, 06/01/30	130	117,846
3.40%, 11/15/27	143	141,005
4.30%, 05/15/28	165	166,073
5.25%, 03/01/33	110	112,942
Series B, 7.45%, 04/01/31	95	108,844
Kraft Heinz Foods Co.
3.75%, 04/01/30	180	174,701
3.88%, 05/15/27	305	303,007
4.25%, 03/01/31	115	113,070
4.63%, 01/30/29	100	100,865
5.20%, 03/15/32	120	122,431
5.40%, 03/15/35	135	135,767
6.75%, 03/15/32	85	93,655
Kroger Co. (The)
1.70%, 01/15/31	125	108,809
2.20%, 05/01/30	100	91,361
2.65%, 10/15/26	185	181,909
3.70%, 08/01/27	160	158,838
4.50%, 01/15/29	205	207,412
5.00%, 09/15/34	455	453,356
7.50%, 04/01/31	110	126,258
McCormick & Co. Inc./MD
1.85%, 02/15/31	125	109,195
2.50%, 04/15/30	130	120,062
3.40%, 08/15/27	172	169,895
4.70%, 10/15/34	130	126,271
4.95%, 04/15/33	120	120,987
Mondelez International Inc.
1.50%, 02/04/31	145	125,242
1.88%, 10/15/32(a)	105	88,725
2.63%, 03/17/27	170	166,161
2.75%, 04/13/30	152	142,330
3.00%, 03/17/32	224	203,778
4.13%, 05/07/28	155	155,264
4.25%, 05/06/28	50	50,184
4.50%, 05/06/30	55	55,342
4.75%, 02/20/29	125	127,845
4.75%, 08/28/34	140	138,717
5.13%, 05/06/35	50	50,487
Pilgrim's Pride Corp.
3.50%, 03/01/32	225	203,656
4.25%, 04/15/31	250	241,016
6.25%, 07/01/33	270	284,772
6.88%, 05/15/34	50	54,757
Sysco Corp.
2.40%, 02/15/30	110	101,649
2.45%, 12/14/31	130	115,545
3.25%, 07/15/27	181	178,503
Security	Par (000)	Value
Food (continued)
5.10%, 09/23/30	$95	$97,869
5.40%, 03/23/35	100	102,151
5.75%, 01/17/29	120	125,708
5.95%, 04/01/30	225	239,143
6.00%, 01/17/34	115	123,852
The Campbell's Co.
2.38%, 04/24/30	114	104,174
4.15%, 03/15/28	236	235,938
4.75%, 03/23/35	125	119,738
5.20%, 03/19/27	120	121,789
5.20%, 03/21/29	125	128,349
5.40%, 03/21/34	240	243,532
Tyson Foods Inc.
3.55%, 06/02/27	318	314,533
4.35%, 03/01/29	192	192,157
4.88%, 08/15/34	135	132,978
5.40%, 03/15/29	175	181,338
5.70%, 03/15/34	160	166,667
		15,561,006
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	40	39,356
Georgia-Pacific LLC
7.75%, 11/15/29	150	170,606
8.88%, 05/15/31	50	60,871
Suzano Austria GmbH
2.50%, 09/15/28	75	70,129
3.13%, 01/15/32	220	195,241
3.75%, 01/15/31	300	281,938
5.00%, 01/15/30	225	224,743
6.00%, 01/15/29	370	381,125
Suzano International Finance BV, 5.50%, 01/17/27	200	202,425
		1,626,434
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	182	157,658
2.63%, 09/15/29	192	181,330
3.00%, 06/15/27	220	216,417
5.45%, 10/15/32	25	26,232
5.90%, 11/15/33	170	183,069
Series ., 5.20%, 08/15/35	80	81,042
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	207	182,426
4.00%, 04/01/28	85	84,638
4.40%, 07/01/32	70	68,735
5.25%, 03/01/28	280	287,544
5.40%, 07/01/34	95	97,141
National Fuel Gas Co.
2.95%, 03/01/31	120	109,092
3.95%, 09/15/27	65	64,351
4.75%, 09/01/28	90	90,181
5.50%, 10/01/26	80	80,834
5.50%, 03/15/30	80	82,670
5.95%, 03/15/35	105	107,953
NiSource Inc.
1.70%, 02/15/31	269	233,021
2.95%, 09/01/29	199	189,797
3.49%, 05/15/27	280	277,015
3.60%, 05/01/30	240	232,630
5.20%, 07/01/29	140	144,427
Schedule of Investments
64

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.25%, 03/30/28	$280	$287,473
5.35%, 04/01/34	140	143,040
5.35%, 07/15/35	200	202,038
5.40%, 06/30/33	85	87,507
6.38%, 03/31/55, (5-year CMT + 2.527%)(c)	110	112,958
ONE Gas Inc.
2.00%, 05/15/30	70	63,572
4.25%, 09/01/32	75	73,128
5.10%, 04/01/29	90	92,892
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	110	99,115
3.50%, 06/01/29	167	162,950
5.40%, 06/15/33	95	98,013
Southern California Gas Co.
2.95%, 04/15/27	255	250,529
5.05%, 09/01/34	120	121,252
5.20%, 06/01/33	125	127,845
5.45%, 06/15/35	180	184,698
Series XX, 2.55%, 02/01/30	165	153,559
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	105	104,470
5.15%, 09/15/32	105	107,056
5.75%, 09/15/33	110	115,848
Series 2020-A, 1.75%, 01/15/31	198	172,230
Southwest Gas Corp.
2.20%, 06/15/30	117	105,842
3.70%, 04/01/28	85	83,871
4.05%, 03/15/32	145	138,345
5.45%, 03/23/28	105	108,065
5.80%, 12/01/27	70	72,000
Spire Missouri Inc.
4.80%, 02/15/33	50	50,144
Series 2034, 5.15%, 08/15/34	55	56,330
		6,552,973
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31	65	59,216
4.63%, 06/15/28	90	90,633
Snap-on Inc., 3.25%, 03/01/27	25	24,694
Stanley Black & Decker Inc.
2.30%, 03/15/30	175	159,175
3.00%, 05/15/32	155	138,619
4.25%, 11/15/28	145	145,199
6.00%, 03/06/28	95	98,907
		716,443
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	133	125,008
1.40%, 06/30/30	86	76,449
3.75%, 11/30/26	430	429,266
Agilent Technologies Inc.
2.10%, 06/04/30	130	117,743
2.30%, 03/12/31	215	192,907
2.75%, 09/15/29	145	137,374
3.05%, 09/22/26	80	78,939
4.20%, 09/09/27	85	85,076
4.75%, 09/09/34	120	118,282
Baxter International Inc.
1.73%, 04/01/31	170	145,584
1.92%, 02/01/27	330	319,134
Security	Par (000)	Value
Health Care - Products (continued)
2.27%, 12/01/28	$255	$239,054
2.54%, 02/01/32	345	299,978
3.95%, 04/01/30	155	152,138
Boston Scientific Corp.
2.65%, 06/01/30	295	275,364
4.00%, 03/01/28	100	100,240
Dentsply Sirona Inc., 3.25%, 06/01/30	173	158,938
DH Europe Finance II SARL, 2.60%, 11/15/29	200	188,230
Edwards Lifesciences Corp., 4.30%, 06/15/28	164	164,811
GE HealthCare Technologies Inc.
4.80%, 08/14/29	120	122,451
4.80%, 01/15/31	70	71,182
5.50%, 06/15/35	50	51,410
5.65%, 11/15/27	370	381,377
5.86%, 03/15/30	295	313,212
5.91%, 11/22/32	395	422,096
Medtronic Global Holdings SCA
4.25%, 03/30/28	238	239,679
4.50%, 03/30/33	245	243,509
Medtronic Inc., 4.38%, 03/15/35	400	388,653
Revvity Inc.
1.90%, 09/15/28	145	135,023
2.25%, 09/15/31	140	121,055
2.55%, 03/15/31	100	89,245
3.30%, 09/15/29	151	144,261
Smith & Nephew PLC
2.03%, 10/14/30	245	218,022
5.15%, 03/20/27	30	30,417
5.40%, 03/20/34	140	143,173
Solventum Corp.
5.40%, 03/01/29	285	297,153
5.45%, 02/25/27	230	234,403
5.45%, 03/13/31	220	230,289
5.60%, 03/23/34	380	394,036
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31	175	159,049
Stryker Corp.
1.95%, 06/15/30	270	243,403
3.65%, 03/07/28	135	133,884
4.25%, 09/11/29	255	255,946
4.55%, 02/10/27	135	136,052
4.63%, 09/11/34	95	93,578
4.70%, 02/10/28	145	147,228
4.85%, 12/08/28	155	158,765
4.85%, 02/10/30	150	153,800
5.20%, 02/10/35	125	127,674
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	160	149,522
2.00%, 10/15/31	280	247,039
2.60%, 10/01/29	160	151,591
4.80%, 11/21/27	150	152,615
4.95%, 11/21/32	130	133,444
4.98%, 08/10/30	180	186,439
5.00%, 12/05/26	240	242,656
5.00%, 01/31/29	155	159,589
5.09%, 08/10/33	220	226,428
5.20%, 01/31/34	110	113,445
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	215	192,200
4.70%, 02/19/27	115	115,857
5.05%, 02/19/30	110	113,131
5.20%, 09/15/34	85	86,120
65
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
5.35%, 12/01/28	$125	$129,424
5.50%, 02/19/35	75	77,331
		11,761,371
Health Care - Services — 0.8%
Adventist Health System/West
5.43%, 03/01/32	85	86,733
5.76%, 12/01/34	85	85,713
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	110	109,390
Ascension Health, Series B, 2.53%, 11/15/29	211	198,388
Banner Health
1.90%, 01/01/31	95	84,206
2.34%, 01/01/30	80	74,047
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	115	101,835
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	200	193,777
Series 2018, 4.30%, 07/01/28	20	20,093
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	115	102,877
Centene Corp.
2.45%, 07/15/28	505	466,874
2.50%, 03/01/31	490	417,810
2.63%, 08/01/31	255	216,258
3.00%, 10/15/30	495	437,668
3.38%, 02/15/30	410	374,155
4.25%, 12/15/27	465	454,352
4.63%, 12/15/29	720	693,740
CHRISTUS Health, Series C, 4.34%, 07/01/28	30	30,040
Cigna Group (The)
2.38%, 03/15/31	370	331,875
2.40%, 03/15/30	318	292,931
3.05%, 10/15/27	135	132,208
3.40%, 03/01/27	325	321,534
4.38%, 10/15/28	815	819,289
5.00%, 05/15/29	185	189,945
5.13%, 05/15/31	160	165,531
5.25%, 02/15/34	260	265,093
5.40%, 03/15/33	185	191,576
CommonSpirit Health
2.78%, 10/01/30	87	80,434
3.35%, 10/01/29	172	165,822
5.21%, 12/01/31	130	134,407
5.32%, 12/01/34	150	151,513
6.07%, 11/01/27	110	113,992
Elevance Health Inc.
2.25%, 05/15/30	259	236,212
2.55%, 03/15/31	245	221,971
2.88%, 09/15/29	199	188,537
3.65%, 12/01/27	400	396,524
4.10%, 03/01/28	210	209,833
4.10%, 05/15/32	130	125,189
4.50%, 10/30/26	145	145,570
4.75%, 02/15/30	160	162,596
4.75%, 02/15/33	275	273,717
4.95%, 11/01/31	195	198,362
5.15%, 06/15/29	140	144,198
5.20%, 02/15/35	200	201,432
5.38%, 06/15/34	225	229,899
5.50%, 10/15/32	110	114,611
5.95%, 12/15/34	30	31,623
Security	Par (000)	Value
Health Care - Services (continued)
HCA Inc.
2.38%, 07/15/31	$245	$216,006
3.13%, 03/15/27	235	231,246
3.38%, 03/15/29	115	111,329
3.50%, 09/01/30	625	595,949
3.63%, 03/15/32	412	382,859
4.13%, 06/15/29	447	442,686
4.50%, 02/15/27	227	227,216
5.00%, 03/01/28	40	40,700
5.20%, 06/01/28	210	215,115
5.25%, 03/01/30	90	92,946
5.38%, 09/01/26	225	225,828
5.45%, 04/01/31	235	243,940
5.45%, 09/15/34	260	263,114
5.50%, 03/01/32	200	207,208
5.50%, 06/01/33	275	282,857
5.60%, 04/01/34	260	267,034
5.63%, 09/01/28	330	340,382
5.75%, 03/01/35	345	355,112
5.88%, 02/01/29	235	244,820
Humana Inc.
1.35%, 02/03/27	210	201,683
2.15%, 02/03/32	135	114,524
3.13%, 08/15/29	110	104,698
3.70%, 03/23/29	155	151,817
3.95%, 03/15/27	125	124,604
4.88%, 04/01/30	130	131,691
5.38%, 04/15/31	265	272,969
5.75%, 03/01/28	130	134,494
5.75%, 12/01/28	105	109,491
5.88%, 03/01/33	175	182,710
5.95%, 03/15/34	170	177,944
ICON Investments Six DAC
5.85%, 05/08/29	200	209,024
6.00%, 05/08/34	70	72,785
IQVIA Inc.
5.70%, 05/15/28	100	103,189
6.25%, 02/01/29	280	295,065
Kaiser Foundation Hospitals, 3.15%, 05/01/27	166	163,812
Laboratory Corp. of America Holdings
2.70%, 06/01/31	110	99,857
2.95%, 12/01/29	81	76,683
3.60%, 09/01/27	158	156,639
4.35%, 04/01/30	185	184,948
4.55%, 04/01/32	110	109,093
4.80%, 10/01/34	150	147,130
OhioHealth Corp., 2.30%, 11/15/31	95	84,993
Piedmont Healthcare Inc., 2.04%, 01/01/32	100	85,121
Providence St Joseph Health Obligated Group, 5.37%, 10/01/32	210	215,596
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	90	91,643
Series 19A, 2.53%, 10/01/29	65	60,654
Series H, 2.75%, 10/01/26	70	68,900
Quest Diagnostics Inc.
2.80%, 06/30/31	115	105,211
2.95%, 06/30/30	235	221,169
4.20%, 06/30/29	120	120,101
4.60%, 12/15/27	110	111,157
4.63%, 12/15/29	125	126,893
5.00%, 12/15/34	165	165,162
Schedule of Investments
66

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.40%, 11/30/33	$165	$181,715
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	101	99,423
SSM Health Care Corp.
4.89%, 06/01/28	65	66,175
Series A, 3.82%, 06/01/27	325	323,434
Stanford Health Care, Series 2020, 3.31%, 08/15/30	110	105,818
Sutter Health
Series 2025, 5.21%, 08/15/32	40	41,387
Series 2025, 5.54%, 08/15/35	115	119,951
Series 20A, 2.29%, 08/15/30	10	9,131
UnitedHealth Group Inc.
3.70%, 05/15/27	145	144,196
2.00%, 05/15/30	245	221,477
2.30%, 05/15/31	350	312,501
2.88%, 08/15/29	234	222,912
2.95%, 10/15/27	253	247,382
3.38%, 04/15/27	180	178,022
3.45%, 01/15/27	175	173,515
3.85%, 06/15/28	260	258,768
3.88%, 12/15/28	168	166,632
4.00%, 05/15/29	193	192,061
4.20%, 05/15/32	325	316,818
4.25%, 01/15/29	275	275,773
4.40%, 06/15/28	175	176,544
4.50%, 04/15/33	395	386,799
4.60%, 04/15/27	120	120,964
4.65%, 01/15/31	150	151,954
4.70%, 04/15/29	95	96,714
4.80%, 01/15/30	275	280,973
4.90%, 04/15/31	255	260,929
4.95%, 01/15/32	320	326,474
5.00%, 04/15/34	285	286,149
5.15%, 07/15/34	455	461,892
5.25%, 02/15/28	245	251,838
5.30%, 02/15/30	270	280,797
5.30%, 06/15/35	45	45,969
5.35%, 02/15/33	280	289,495
Universal Health Services Inc.
1.65%, 09/01/26	157	152,637
2.65%, 10/15/30	195	174,935
2.65%, 01/15/32	115	98,996
4.63%, 10/15/29	115	114,636
5.05%, 10/15/34	75	72,139
UPMC, 5.04%, 05/15/33	25	25,340
		27,865,442
Holding Companies - Diversified — 0.3%
Apollo Debt Solutions BDC
5.88%, 08/30/30(a)(b)	50	50,743
6.55%, 03/15/32(b)	115	119,642
6.70%, 07/29/31	220	232,607
6.90%, 04/13/29	205	215,553
Ares Capital Corp.
2.88%, 06/15/27	145	141,306
2.88%, 06/15/28	295	281,531
3.20%, 11/15/31	165	147,010
5.50%, 09/01/30	115	116,485
5.88%, 03/01/29	230	236,739
5.95%, 07/15/29	190	196,381
7.00%, 01/15/27	210	216,354
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Series ., 5.80%, 03/08/32	$175	$177,558
Ares Strategic Income Fund
5.45%, 09/09/28(b)	50	50,337
5.60%, 02/15/30	110	111,321
5.70%, 03/15/28	85	86,184
5.80%, 09/09/30(b)	200	203,099
6.20%, 03/21/32	165	169,613
6.35%, 08/15/29	175	181,038
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	95	92,598
5.95%, 03/15/30	25	25,098
Barings BDC Inc.
3.30%, 11/23/26	35	34,360
7.00%, 02/15/29	80	82,983
Barings Private Credit Corp., 6.15%, 06/11/30(b)	5	4,985
Blackstone Private Credit Fund
2.63%, 12/15/26	289	281,524
3.25%, 03/15/27	160	156,644
4.00%, 01/15/29	170	166,035
5.25%, 04/01/30	10	10,037
5.60%, 11/22/29	110	112,017
5.95%, 07/16/29	140	144,327
6.00%, 01/29/32	230	236,228
6.00%, 11/22/34	200	201,621
6.25%, 01/25/31	105	109,627
7.30%, 11/27/28	115	122,946
Blackstone Secured Lending Fund
2.13%, 02/15/27	170	163,941
2.75%, 09/16/26	165	161,944
2.85%, 09/30/28	173	163,456
5.30%, 06/30/30	100	100,789
5.35%, 04/13/28	65	65,909
5.88%, 11/15/27	95	97,233
Blue Owl Capital Corp.
2.63%, 01/15/27	115	111,474
2.88%, 06/11/28	210	198,354
5.95%, 03/15/29	120	121,793
6.20%, 07/15/30	60	61,556
Blue Owl Capital Corp. II, 8.45%, 11/15/26	45	46,640
Blue Owl Capital Corp. III, 3.13%, 04/13/27	90	87,350
Blue Owl Credit Income Corp.
3.13%, 09/23/26	90	88,131
4.70%, 02/08/27	175	174,429
5.80%, 03/15/30	230	232,847
6.60%, 09/15/29	150	155,896
6.65%, 03/15/31	175	182,860
7.75%, 09/16/27	115	120,740
7.75%, 01/15/29	105	112,422
7.95%, 06/13/28	150	160,558
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	85	82,084
6.10%, 03/15/28(b)	95	96,235
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	160	165,632
Carlyle Secured Lending Inc., 6.75%, 02/18/30	15	15,571
Franklin BSP Capital Corp., 7.20%, 06/15/29	70	72,635
FS KKR Capital Corp.
2.63%, 01/15/27	90	87,178
3.13%, 10/12/28	170	156,089
3.25%, 07/15/27	15	14,455
6.13%, 01/15/30	75	74,495
67
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.88%, 08/15/29	$125	$127,639
7.88%, 01/15/29	105	110,076
Goldman Sachs BDC Inc., 6.38%, 03/11/27	50	51,163
Goldman Sachs Private Credit Corp.
5.88%, 05/06/28(b)	50	50,773
6.25%, 05/06/30(b)	125	128,007
Golub Capital BDC Inc.
2.05%, 02/15/27	60	57,619
6.00%, 07/15/29	170	174,021
7.05%, 12/05/28	105	110,971
Golub Capital Private Credit Fund
5.45%, 08/15/28	30	30,114
5.80%, 09/12/29	100	101,098
5.88%, 05/01/30	45	45,626
HA Sustainable Infrastructure Capital Inc.
6.15%, 01/15/31	50	50,941
6.38%, 07/01/34	175	173,422
6.75%, 07/15/35	150	151,615
Main Street Capital Corp.
6.50%, 06/04/27	120	122,681
6.95%, 03/01/29	70	73,318
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27	55	54,832
6.00%, 05/19/30(a)	65	66,440
6.15%, 05/17/29	100	103,294
MSD Investment Corp., 6.25%, 05/31/30(b)	105	106,505
New Mountain Finance Corp.
6.20%, 10/15/27	10	10,170
6.88%, 02/01/29	70	71,855
North Haven Private Income Fund LLC, 5.75%, 02/01/30	10	10,014
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	120	116,154
6.34%, 02/27/30	50	50,450
7.10%, 02/15/29	75	77,714
Oaktree Strategic Credit Fund
6.19%, 07/15/30(b)	55	55,879
6.50%, 07/23/29	95	98,651
8.40%, 11/14/28	80	86,861
Sixth Street Lending Partners
5.75%, 01/15/30	105	106,521
6.13%, 07/15/30(b)	150	154,702
6.50%, 03/11/29	155	161,039
Sixth Street Specialty Lending Inc.
5.63%, 08/15/30	50	50,592
6.13%, 03/01/29	85	87,731
6.95%, 08/14/28	25	26,431
		11,142,146
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26	145	140,554
1.40%, 10/15/27	130	123,133
4.85%, 10/15/30	25	25,537
5.00%, 10/15/34	165	164,926
Lennar Corp.
4.75%, 11/29/27	178	179,390
5.00%, 06/15/27	100	100,774
5.20%, 07/30/30	115	118,741
MDC Holdings Inc.
2.50%, 01/15/31	97	85,960
3.85%, 01/15/30	80	76,884
Security	Par (000)	Value
Home Builders (continued)
Meritage Homes Corp.
5.13%, 06/06/27	$30	$30,199
5.65%, 03/15/35	70	70,702
NVR Inc., 3.00%, 05/15/30	225	212,446
PulteGroup Inc.
5.00%, 01/15/27	121	121,903
6.00%, 02/15/35	15	15,808
6.38%, 05/15/33	80	87,080
7.88%, 06/15/32	70	82,471
Toll Brothers Finance Corp.
3.80%, 11/01/29	112	109,488
4.35%, 02/15/28	100	100,252
4.88%, 03/15/27	105	105,708
5.60%, 06/15/35	95	96,434
		2,048,390
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	115	112,289
4.40%, 03/15/29	123	120,969
		233,258
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	90	77,254
2.65%, 04/30/30	90	83,600
4.88%, 12/06/28	160	162,861
5.75%, 03/15/33	115	120,938
Church & Dwight Co. Inc.
2.30%, 12/15/31	125	110,054
3.15%, 08/01/27	125	123,000
5.60%, 11/15/32	115	121,376
Clorox Co. (The)
1.80%, 05/15/30	110	98,424
3.10%, 10/01/27	150	147,125
3.90%, 05/15/28	125	124,445
4.40%, 05/01/29	125	125,896
4.60%, 05/01/32	160	160,301
Kimberly-Clark Corp.
1.05%, 09/15/27	170	160,792
2.00%, 11/02/31	175	155,532
3.10%, 03/26/30	175	167,796
3.20%, 04/25/29	171	166,731
3.95%, 11/01/28	180	180,308
4.50%, 02/16/33	110	110,674
		2,397,107
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	95	114,417
Aegon Ltd., 5.50%, 04/11/48(c)	200	201,659
Aflac Inc.
2.88%, 10/15/26	129	127,243
3.60%, 04/01/30	195	190,661
Alleghany Corp., 3.63%, 05/15/30	150	146,308
Allstate Corp. (The)
1.45%, 12/15/30	145	124,775
3.28%, 12/15/26	172	170,032
5.05%, 06/24/29	100	102,966
5.25%, 03/30/33	165	169,801
5.35%, 06/01/33	50	51,791
5.55%, 05/09/35	50	52,029
American Financial Group Inc./OH, 5.25%, 04/02/30	5	5,195
Schedule of Investments
68

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
American International Group Inc.
3.40%, 06/30/30	$114	$109,667
4.20%, 04/01/28	129	129,110
4.85%, 05/07/30	30	30,692
5.13%, 03/27/33	180	183,722
5.45%, 05/07/35	200	206,331
American National Group Inc.
5.00%, 06/15/27	195	196,457
5.75%, 10/01/29	20	20,669
6.00%, 07/15/35	150	151,704
Aon Corp.
2.80%, 05/15/30	229	214,754
3.75%, 05/02/29	176	173,351
4.50%, 12/15/28	107	108,027
8.21%, 01/01/27	45	47,054
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	115	100,524
2.60%, 12/02/31	115	102,985
2.85%, 05/28/27	195	191,028
5.00%, 09/12/32	107	109,237
5.35%, 02/28/33	160	165,452
Aon North America Inc.
5.13%, 03/01/27	130	131,809
5.15%, 03/01/29	225	231,573
5.30%, 03/01/31	85	88,582
5.45%, 03/01/34	410	423,134
Arch Capital Finance LLC, 4.01%, 12/15/26	176	175,584
Arch Capital Group Ltd., 7.35%, 05/01/34	25	28,898
Arthur J Gallagher & Co.
2.40%, 11/09/31	110	97,338
4.60%, 12/15/27	170	171,572
4.85%, 12/15/29	75	76,427
5.00%, 02/15/32	85	86,533
5.15%, 02/15/35	210	210,611
5.45%, 07/15/34	95	97,673
5.50%, 03/02/33	15	15,508
6.50%, 02/15/34	120	131,635
Assurant Inc.
2.65%, 01/15/32	80	69,694
3.70%, 02/22/30	90	87,163
4.90%, 03/27/28	110	111,527
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31	120	112,218
6.13%, 09/15/28	35	36,834
Athene Holding Ltd.
3.50%, 01/15/31	175	165,685
4.13%, 01/12/28	240	239,392
5.88%, 01/15/34	138	143,028
6.15%, 04/03/30	134	142,933
6.63%, 10/15/54, (5-year CMT + 2.607%)(c)	125	125,473
6.65%, 02/01/33	150	162,266
6.88%, 06/28/55, (5-year CMT + 2.582%)(c)	120	121,437
AXA SA, 8.60%, 12/15/30	200	237,534
Axis Specialty Finance LLC, 3.90%, 07/15/29	109	107,178
Axis Specialty Finance PLC, 4.00%, 12/06/27	140	139,022
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	141	124,469
1.85%, 03/12/30	95	86,648
2.30%, 03/15/27	255	249,102
2.88%, 03/15/32	205	190,269
Security	Par (000)	Value
Insurance (continued)
Brighthouse Financial Inc.
3.70%, 06/22/27	$70	$69,043
5.63%, 05/15/30(a)	170	174,243
Brown & Brown Inc.
2.38%, 03/15/31	175	155,494
4.20%, 03/17/32	120	114,617
4.50%, 03/15/29	90	90,283
4.60%, 12/23/26	100	100,486
4.70%, 06/23/28	100	100,999
4.90%, 06/23/30	100	101,292
5.25%, 06/23/32	100	102,256
5.55%, 06/23/35	190	193,662
5.65%, 06/11/34	125	128,289
Chubb INA Holdings LLC
1.38%, 09/15/30	280	245,181
4.65%, 08/15/29	365	372,120
4.90%, 08/15/35	150	149,218
5.00%, 03/15/34	360	365,654
Cincinnati Financial Corp.
6.13%, 11/01/34	30	32,134
6.92%, 05/15/28	114	122,037
CNA Financial Corp.
2.05%, 08/15/30	145	128,940
3.45%, 08/15/27	155	152,961
3.90%, 05/01/29	161	158,759
5.13%, 02/15/34	125	125,117
5.20%, 08/15/35	75	74,200
5.50%, 06/15/33	65	66,899
CNO Financial Group Inc.
5.25%, 05/30/29	140	142,729
6.45%, 06/15/34	150	157,597
Corebridge Financial Inc.
3.65%, 04/05/27	365	361,704
3.85%, 04/05/29	280	276,017
3.90%, 04/05/32	355	335,989
5.75%, 01/15/34	175	182,862
6.05%, 09/15/33	95	100,651
6.38%, 09/15/54, (5-year CMT + 2.646%)(c)	140	141,829
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(c)	50	49,510
Enstar Group Ltd.
3.10%, 09/01/31	155	138,512
4.95%, 06/01/29	163	164,244
Equitable Holdings Inc.
4.35%, 04/20/28	395	396,057
5.59%, 01/11/33	120	124,774
6.70%, 03/28/55, (5-year CMT + 2.390%)(c)	100	102,406
Essent Group Ltd., 6.25%, 07/01/29	85	89,151
F&G Annuities & Life Inc.
6.25%, 10/04/34	135	135,668
6.50%, 06/04/29	150	156,247
7.40%, 01/13/28	125	131,455
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	80	75,237
4.63%, 04/29/30	140	140,417
4.85%, 04/17/28	194	196,612
5.63%, 08/16/32	220	226,967
6.00%, 12/07/33	95	99,981
Fidelity National Financial Inc.
2.45%, 03/15/31	145	127,777
3.40%, 06/15/30	140	132,759
69
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.50%, 08/15/28	$145	$145,463
First American Financial Corp.
2.40%, 08/15/31	155	134,269
4.00%, 05/15/30	95	90,921
5.45%, 09/30/34	110	109,459
Globe Life Inc.
2.15%, 08/15/30	125	111,786
4.55%, 09/15/28	170	171,400
4.80%, 06/15/32	80	79,740
5.85%, 09/15/34	90	93,724
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	104	93,772
5.50%, 09/01/35	50	50,047
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	150	142,225
Horace Mann Educators Corp., 7.25%, 09/15/28	75	80,624
Jackson Financial Inc.
3.13%, 11/23/31	105	94,816
5.17%, 06/08/27	95	96,240
5.67%, 06/08/32	90	93,143
Kemper Corp.
2.40%, 09/30/30	130	115,149
3.80%, 02/23/32	110	100,619
Lincoln National Corp.
3.05%, 01/15/30	115	109,305
3.40%, 01/15/31	115	108,011
3.40%, 03/01/32	60	54,865
3.63%, 12/12/26	15	14,877
3.80%, 03/01/28	140	138,302
5.85%, 03/15/34	70	72,632
Loews Corp.
3.20%, 05/15/30	180	171,931
6.00%, 02/01/35	5	5,394
Manulife Financial Corp.
2.48%, 05/19/27	110	106,980
3.70%, 03/16/32	165	157,432
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(c)	170	168,276
Markel Group Inc.
3.35%, 09/17/29	73	70,585
3.50%, 11/01/27	120	118,118
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	155	140,272
2.38%, 12/15/31	100	88,612
4.38%, 03/15/29	365	368,562
4.55%, 11/08/27	310	313,488
4.65%, 03/15/30	225	228,935
4.85%, 11/15/31	280	286,567
5.00%, 03/15/35	620	621,619
5.15%, 03/15/34	110	112,716
5.40%, 09/15/33	150	156,089
5.75%, 11/01/32	107	114,174
5.88%, 08/01/33	40	42,818
Mercury General Corp., 4.40%, 03/15/27	105	104,310
MetLife Inc.
4.55%, 03/23/30	289	293,999
5.30%, 12/15/34	65	66,910
5.38%, 07/15/33	188	196,574
5.70%, 06/15/35	315	333,477
6.38%, 06/15/34	140	155,140
6.50%, 12/15/32	120	134,655
Security	Par (000)	Value
Insurance (continued)
Series G, 6.35%, 03/15/55, (5-year CMT + 2.078%)(c)	$200	$208,574
MGIC Investment Corp., 5.25%, 08/15/28	55	55,023
Munich Re America Corp., Series B, 7.45%, 12/15/26	5	5,217
NMI Holdings Inc., 6.00%, 08/15/29	65	66,946
Old Republic International Corp., 5.75%, 03/28/34	100	102,838
PartnerRe Finance B LLC, 3.70%, 07/02/29	185	180,951
Primerica Inc., 2.80%, 11/19/31	155	139,690
Principal Financial Group Inc.
2.13%, 06/15/30	150	135,695
3.10%, 11/15/26	70	69,084
3.70%, 05/15/29	141	138,264
5.38%, 03/15/33	120	123,817
Progressive Corp. (The)
2.45%, 01/15/27	155	151,856
2.50%, 03/15/27	160	156,311
3.00%, 03/15/32	70	64,276
3.20%, 03/26/30	110	105,848
4.00%, 03/01/29	143	142,935
4.95%, 06/15/33	110	111,999
6.25%, 12/01/32	100	110,587
6.63%, 03/01/29	90	97,301
Prudential Financial Inc.
2.10%, 03/10/30	125	115,100
3.70%, 10/01/50, (5-year CMT + 3.035%)(c)	125	115,491
3.88%, 03/27/28	192	191,965
4.50%, 09/15/47(c)	110	108,328
5.13%, 03/01/52, (5-year CMT + 3.162%)(c)	200	196,129
5.20%, 03/14/35	145	147,563
5.70%, 09/15/48(c)	210	213,485
5.75%, 07/15/33	135	145,096
6.00%, 09/01/52, (5-year CMT + 3.234%)(c)	215	222,382
6.50%, 03/15/54, (5-year CMT + 2.404%)(c)	200	210,071
6.75%, 03/01/53, (5-year CMT + 2.848%)(c)	120	126,909
Prudential Funding Asia PLC
3.13%, 04/14/30	251	239,725
3.63%, 03/24/32	95	89,509
Reinsurance Group of America Inc.
3.15%, 06/15/30	170	160,555
3.90%, 05/15/29	175	172,598
3.95%, 09/15/26	100	99,623
5.75%, 09/15/34	145	149,645
6.00%, 09/15/33	20	21,126
RenaissanceRe Finance Inc., 3.45%, 07/01/27	100	98,563
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	125	121,739
5.75%, 06/05/33	165	171,348
5.80%, 04/01/35	50	51,715
SiriusPoint Ltd., 7.00%, 04/05/29	75	79,373
Stewart Information Services Corp., 3.60%, 11/15/31	130	116,966
Travelers Companies Inc. (The), 5.05%, 07/24/35	45	45,291
Travelers Property Casualty Corp., 6.38%, 03/15/33	60	67,023
Unum Group, 4.00%, 06/15/29	95	93,522
Willis North America Inc.
2.95%, 09/15/29	193	182,757
4.50%, 09/15/28	130	131,102
4.65%, 06/15/27	235	236,540
5.35%, 05/15/33	120	123,440
		29,098,339
Schedule of Investments
70

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	$345	$310,087
3.40%, 12/06/27	545	537,693
4.50%, 11/28/34	40	39,244
5.25%, 05/26/35(b)	250	258,613
Alphabet Inc.
0.80%, 08/15/27	295	279,149
1.10%, 08/15/30	470	410,860
4.00%, 05/15/30	205	206,191
4.50%, 05/15/35	325	322,284
Amazon.com Inc.
1.20%, 06/03/27	280	267,852
1.50%, 06/03/30	434	387,511
1.65%, 05/12/28	517	488,578
2.10%, 05/12/31	655	587,180
3.15%, 08/22/27	752	742,608
3.30%, 04/13/27	475	471,001
3.45%, 04/13/29	333	328,096
3.60%, 04/13/32	525	504,895
4.55%, 12/01/27	430	436,225
4.65%, 12/01/29	340	348,854
4.70%, 12/01/32	515	526,488
4.80%, 12/05/34	130	133,173
Baidu Inc.
3.43%, 04/07/30	50	48,390
3.63%, 07/06/27	200	198,289
4.38%, 03/29/28	55	55,319
4.88%, 11/14/28	50	50,988
Booking Holdings Inc., 3.55%, 03/15/28	145	143,294
eBay Inc.
2.60%, 05/10/31	190	172,544
2.70%, 03/11/30	180	168,341
3.60%, 06/05/27	226	224,194
5.95%, 11/22/27	45	46,698
6.30%, 11/22/32	100	109,671
Expedia Group Inc.
2.95%, 03/15/31	133	122,824
3.25%, 02/15/30	275	262,099
3.80%, 02/15/28	200	198,051
4.63%, 08/01/27	155	155,954
5.40%, 02/15/35	210	213,256
JD.com Inc., 3.38%, 01/14/30	200	193,551
Meta Platforms Inc.
3.50%, 08/15/27	570	566,624
3.85%, 08/15/32	665	642,481
4.30%, 08/15/29	65	65,835
4.55%, 08/15/31	245	249,805
4.60%, 05/15/28	345	351,660
4.75%, 08/15/34	565	567,549
4.80%, 05/15/30	245	252,876
4.95%, 05/15/33	380	390,096
Netflix Inc.
4.38%, 11/15/26	165	165,922
4.88%, 04/15/28	285	291,414
4.90%, 08/15/34	230	234,898
5.88%, 11/15/28	435	459,297
6.38%, 05/15/29	198	213,662
Tencent Music Entertainment Group, 2.00%, 09/03/30	200	178,972
Security	Par (000)	Value
Internet (continued)
Uber Technologies Inc.
4.30%, 01/15/30	$265	$265,791
4.80%, 09/15/34	310	306,344
VeriSign Inc.
2.70%, 06/15/31	175	157,540
4.75%, 07/15/27	190	190,049
Weibo Corp., 3.38%, 07/08/30	200	189,160
		15,690,020
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	95	94,753
6.00%, 06/17/34(a)	105	110,557
6.55%, 11/29/27	265	276,320
6.80%, 11/29/32(a)	220	243,414
Gerdau Trade Inc., 5.75%, 06/09/35	15	15,264
Nucor Corp.
2.70%, 06/01/30	140	130,676
3.13%, 04/01/32	90	82,410
3.95%, 05/01/28	157	156,640
4.30%, 05/23/27	155	155,438
4.65%, 06/01/30	125	126,880
5.10%, 06/01/35	100	100,581
Reliance Inc., 2.15%, 08/15/30	70	62,768
Steel Dynamics Inc.
1.65%, 10/15/27	45	42,633
3.25%, 01/15/31	105	98,772
3.45%, 04/15/30	147	140,950
5.00%, 12/15/26	120	120,126
5.25%, 05/15/35	120	121,298
5.38%, 08/15/34	105	107,358
Vale Overseas Ltd.
3.75%, 07/08/30	320	304,887
6.13%, 06/12/33	315	331,883
		2,823,608
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	125	108,014
4.40%, 09/15/32	100	94,021
Brunswick Corp./DE, 5.85%, 03/18/29	65	67,341
Polaris Inc., 6.95%, 03/15/29	105	111,202
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28	5	4,911
		385,489
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29	105	100,285
3.70%, 01/15/31	105	98,265
5.85%, 08/01/34	125	126,473
Hyatt Hotels Corp.
4.38%, 09/15/28	130	130,078
5.05%, 03/30/28	130	132,108
5.25%, 06/30/29	90	92,370
5.38%, 12/15/31	100	102,417
5.50%, 06/30/34	85	85,764
5.75%, 01/30/27	130	132,352
5.75%, 04/23/30	120	124,668
5.75%, 03/30/32	95	98,492
Las Vegas Sands Corp.
3.90%, 08/08/29	175	168,833
5.63%, 06/15/28	50	51,151
5.90%, 06/01/27	115	117,310
71
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
6.00%, 08/15/29	$170	$176,569
6.00%, 06/14/30	45	46,834
6.20%, 08/15/34	115	119,042
Marriott International Inc./MD
4.20%, 07/15/27	50	50,077
4.50%, 10/15/31	75	74,385
4.80%, 03/15/30	110	111,821
4.88%, 05/15/29	95	96,744
4.90%, 04/15/29	175	178,375
5.00%, 10/15/27	220	223,595
5.10%, 04/15/32	105	107,123
5.25%, 10/15/35	75	74,503
5.30%, 05/15/34	215	218,183
5.35%, 03/15/35	205	206,829
5.45%, 09/15/26	65	65,769
5.55%, 10/15/28	175	181,710
Series AA, 4.65%, 12/01/28	35	35,406
Series FF, 4.63%, 06/15/30	220	221,591
Series GG, 3.50%, 10/15/32	225	206,328
Series HH, 2.85%, 04/15/31	250	229,374
Series II, 2.75%, 10/15/33	160	137,077
Series X, 4.00%, 04/15/28	145	144,433
Sands China Ltd.
2.30%, 03/08/27	50	48,341
2.85%, 03/08/29	207	193,541
3.25%, 08/08/31	169	153,236
4.38%, 06/18/30	50	48,765
5.40%, 08/08/28	315	321,068
		5,231,285
Machinery — 0.4%
AGCO Corp.
5.45%, 03/21/27	105	106,434
5.80%, 03/21/34	140	144,050
Caterpillar Financial Services Corp.
1.10%, 09/14/27	130	123,046
1.15%, 09/14/26	155	150,456
1.70%, 01/08/27	175	169,938
3.60%, 08/12/27	160	159,082
4.38%, 08/16/29(a)	115	116,653
4.40%, 10/15/27	150	151,518
4.40%, 03/03/28	95	96,060
4.45%, 10/16/26	130	130,684
4.50%, 01/07/27	70	70,522
4.50%, 01/08/27	125	125,913
4.60%, 11/15/27	185	187,562
4.70%, 11/15/29	280	286,815
4.80%, 01/08/30	60	61,877
4.85%, 02/27/29	145	148,898
5.00%, 05/14/27	130	132,211
Series K, 4.10%, 08/15/28	100	100,350
Caterpillar Inc.
1.90%, 03/12/31	65	57,893
2.60%, 09/19/29	154	145,793
2.60%, 04/09/30	165	155,019
5.20%, 05/15/35	190	194,735
CNH Industrial Capital LLC
4.50%, 10/08/27	60	60,345
4.55%, 04/10/28	150	151,257
4.75%, 03/21/28	65	65,731
5.10%, 04/20/29	105	107,673
5.50%, 01/12/29	155	160,555
Security	Par (000)	Value
Machinery (continued)
CNH Industrial NV, 3.85%, 11/15/27	$117	$116,409
Deere & Co.
3.10%, 04/15/30	120	114,887
5.38%, 10/16/29	125	131,251
5.45%, 01/16/35	150	156,274
7.13%, 03/03/31	100	114,238
Dover Corp., 2.95%, 11/04/29	95	90,418
Eaton Capital ULC, 4.45%, 05/09/30	200	201,963
Flowserve Corp.
2.80%, 01/15/32	126	110,512
3.50%, 10/01/30	135	128,431
IDEX Corp.
2.63%, 06/15/31	155	140,223
3.00%, 05/01/30	90	84,693
4.95%, 09/01/29	5	5,108
Ingersoll Rand Inc.
5.18%, 06/15/29	150	154,953
5.20%, 06/15/27	130	132,251
5.31%, 06/15/31	100	104,434
5.40%, 08/14/28	115	118,946
5.45%, 06/15/34	170	175,738
5.70%, 08/14/33	225	237,067
John Deere Capital Corp.
1.30%, 10/13/26	120	116,577
1.45%, 01/15/31	140	122,129
1.50%, 03/06/28	105	98,992
1.70%, 01/11/27	115	111,678
1.75%, 03/09/27	115	111,236
2.00%, 06/17/31	175	154,850
2.25%, 09/14/26	130	127,668
2.35%, 03/08/27	125	122,082
2.45%, 01/09/30	120	112,227
2.80%, 09/08/27	125	122,349
2.80%, 07/18/29	150	143,328
3.05%, 01/06/28	130	127,404
3.35%, 04/18/29	150	146,629
3.45%, 03/07/29	148	145,301
3.90%, 06/07/32	145	140,625
4.15%, 09/15/27	170	170,716
4.20%, 07/15/27	105	105,631
4.35%, 09/15/32	165	163,580
4.38%, 10/15/30	100	100,730
4.40%, 09/08/31	190	190,959
4.50%, 01/08/27	265	266,992
4.50%, 01/16/29	220	223,430
4.65%, 01/07/28	95	96,637
4.70%, 06/10/30	245	251,068
4.75%, 01/20/28	285	290,208
4.85%, 03/05/27	95	96,293
4.85%, 06/11/29	185	190,267
4.85%, 10/11/29	95	98,111
4.90%, 06/11/27	160	162,873
4.90%, 03/03/28	60	61,346
4.90%, 03/07/31	225	231,942
4.95%, 07/14/28	260	267,174
5.10%, 04/11/34	195	199,686
5.15%, 09/08/26	95	96,087
5.15%, 09/08/33	140	145,063
Series 1, 5.05%, 06/12/34	175	178,636
Series I, 4.25%, 06/05/28	165	166,376
Series I, 4.55%, 06/05/30	150	152,396
Schedule of Investments
72

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Nordson Corp.
4.50%, 12/15/29	$125	$126,043
5.60%, 09/15/28	65	67,432
5.80%, 09/15/33	105	111,590
nVent Finance SARL
2.75%, 11/15/31	75	66,637
4.55%, 04/15/28	128	128,306
5.65%, 05/15/33	115	118,385
Oshkosh Corp.
3.10%, 03/01/30	75	70,518
4.60%, 05/15/28	70	70,447
Otis Worldwide Corp.
2.29%, 04/05/27	140	136,299
2.57%, 02/15/30	324	301,944
5.13%, 11/19/31	45	46,585
5.25%, 08/16/28	190	195,922
Regal Rexnord Corp.
6.05%, 04/15/28	240	248,382
6.30%, 02/15/30	220	232,824
6.40%, 04/15/33	270	287,186
Rockwell Automation Inc.
1.75%, 08/15/31	85	73,910
3.50%, 03/01/29	125	122,598
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	210	207,977
4.70%, 09/15/28	283	286,635
4.90%, 05/29/30	100	102,183
5.50%, 05/29/35	120	123,126
5.61%, 03/11/34	35	36,308
Xylem Inc./New York
1.95%, 01/30/28	171	163,266
2.25%, 01/30/31(a)	180	161,716
3.25%, 11/01/26	105	103,800
		15,278,161
Manufacturing — 0.1%
3M Co.
2.25%, 09/19/26	233	228,467
2.38%, 08/26/29	218	203,996
2.88%, 10/15/27	216	210,972
3.05%, 04/15/30	152	144,471
3.38%, 03/01/29	191	186,285
3.63%, 09/14/28	168	166,045
4.80%, 03/15/30	75	76,663
5.15%, 03/15/35	105	106,631
Carlisle Companies Inc.
2.20%, 03/01/32	152	130,161
2.75%, 03/01/30	165	154,280
3.75%, 12/01/27	170	168,391
5.25%, 09/15/35	40	40,055
Eaton Corp.
3.10%, 09/15/27	195	191,863
4.00%, 11/02/32	155	150,332
4.15%, 03/15/33	290	283,091
4.35%, 05/18/28	95	95,865
Illinois Tool Works Inc., 2.65%, 11/15/26	290	285,878
Parker-Hannifin Corp.
3.25%, 03/01/27	162	160,104
3.25%, 06/14/29	224	217,146
4.20%, 11/21/34	25	23,984
4.25%, 09/15/27	270	270,991
4.50%, 09/15/29	245	248,257
Security	Par (000)	Value
Manufacturing (continued)
Pentair Finance SARL
4.50%, 07/01/29	$85	$85,407
5.90%, 07/15/32	92	96,971
Teledyne Technologies Inc.
2.25%, 04/01/28	170	161,925
2.75%, 04/01/31	263	240,747
Textron Inc.
2.45%, 03/15/31	150	134,845
3.00%, 06/01/30	145	136,104
3.38%, 03/01/28	85	83,218
3.65%, 03/15/27	70	69,283
3.90%, 09/17/29	93	91,725
5.50%, 05/15/35	120	122,284
6.10%, 11/15/33	95	101,702
		5,068,139
Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.85%, 12/01/35	120	120,240
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	300	278,995
2.30%, 02/01/32	220	186,252
2.80%, 04/01/31	385	346,542
3.75%, 02/15/28	226	222,599
4.20%, 03/15/28	295	293,206
4.40%, 04/01/33	240	225,741
5.05%, 03/30/29	298	302,572
6.10%, 06/01/29	315	330,967
6.15%, 11/10/26	235	240,212
6.55%, 06/01/34	330	349,926
6.65%, 02/01/34	180	191,967
Comcast Corp.
1.50%, 02/15/31(a)	430	370,726
1.95%, 01/15/31	385	341,027
2.35%, 01/15/27	274	267,932
2.65%, 02/01/30	355	332,658
3.15%, 02/15/28	347	339,947
3.30%, 02/01/27	265	262,016
3.30%, 04/01/27	205	202,636
3.40%, 04/01/30	343	331,488
3.55%, 05/01/28	213	210,390
4.15%, 10/15/28	871	873,461
4.20%, 08/15/34	260	246,594
4.25%, 10/15/30	323	323,239
4.25%, 01/15/33	282	273,918
4.55%, 01/15/29	255	258,656
4.65%, 02/15/33	300	299,268
4.80%, 05/15/33	237	237,286
4.95%, 05/15/32	150	153,253
5.10%, 06/01/29	170	175,779
5.30%, 06/01/34	225	231,558
5.30%, 05/15/35	190	193,969
5.35%, 11/15/27	190	195,218
5.50%, 11/15/32	260	273,795
7.05%, 03/15/33	140	160,035
FactSet Research Systems Inc.
2.90%, 03/01/27	100	98,153
3.45%, 03/01/32	120	110,597
Fox Corp.
3.50%, 04/08/30	180	174,022
73
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.71%, 01/25/29	$410	$414,666
6.50%, 10/13/33	285	310,069
Grupo Televisa SAB, 8.50%, 03/11/32	70	78,071
Paramount Global
2.90%, 01/15/27	110	107,580
3.38%, 02/15/28	95	92,661
3.70%, 06/01/28	50	49,060
4.20%, 06/01/29	110	108,433
4.20%, 05/19/32	210	195,807
4.95%, 01/15/31	266	264,396
5.50%, 05/15/33	95	93,792
7.88%, 07/30/30	170	191,894
TCI Communications Inc., 7.13%, 02/15/28	85	90,967
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	165	192,656
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	270	265,913
Series B, 7.00%, 03/01/32	105	119,766
Walt Disney Co. (The)
2.00%, 09/01/29	176	163,011
2.20%, 01/13/28	161	154,987
2.65%, 01/13/31	585	543,559
3.38%, 11/15/26	65	64,574
3.70%, 03/23/27	170	169,419
3.80%, 03/22/30	322	318,406
6.20%, 12/15/34	235	263,228
6.55%, 03/15/33	90	101,832
		14,381,587
Metal Fabricate & Hardware — 0.0%
Timken Co. (The)
4.13%, 04/01/32	105	99,371
4.50%, 12/15/28	145	146,065
		245,436
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	45	43,324
3.75%, 10/01/30	200	188,816
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	310	315,338
4.90%, 02/28/33	155	156,807
5.00%, 02/21/30	250	258,127
5.10%, 09/08/28	160	164,739
5.13%, 02/21/32	190	196,167
5.25%, 09/08/26	210	212,283
5.25%, 09/08/30	210	219,139
5.25%, 09/08/33	340	350,854
5.30%, 02/21/35	265	272,246
Freeport-McMoRan Inc.
4.13%, 03/01/28	150	149,261
4.25%, 03/01/30	120	118,536
4.38%, 08/01/28	100	100,020
4.63%, 08/01/30	163	163,268
5.00%, 09/01/27	153	153,032
5.25%, 09/01/29	165	167,380
5.40%, 11/14/34	20	20,393
Kinross Gold Corp.
4.50%, 07/15/27	131	131,264
6.25%, 07/15/33	120	129,723
Security	Par (000)	Value
Mining (continued)
Newmont Corp.
2.25%, 10/01/30	$124	$112,796
2.60%, 07/15/32(a)	240	214,537
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	75	71,818
5.35%, 03/15/34	205	211,586
Rio Tinto Alcan Inc.
5.75%, 06/01/35	2	2,125
6.13%, 12/15/33	80	86,954
7.25%, 03/15/31	135	155,819
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	170	184,086
Rio Tinto Finance USA PLC
4.38%, 03/12/27	115	115,674
4.50%, 03/14/28	115	116,198
4.88%, 03/14/30	225	230,665
5.00%, 03/14/32	165	169,096
5.00%, 03/09/33	265	270,515
5.25%, 03/14/35	505	514,243
Yamana Gold Inc., 2.63%, 08/15/31	149	132,313
		6,099,142
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	172	168,344
3.25%, 02/15/29	95	90,911
3.28%, 12/01/28	145	139,738
3.57%, 12/01/31	225	209,582
4.25%, 04/01/28	165	164,150
5.10%, 03/01/30	65	66,141
5.55%, 08/22/34	165	167,335
		1,006,201
Oil & Gas — 0.9%
APA Corp.
4.25%, 01/15/30(b)	100	96,736
6.10%, 02/15/35(b)	60	60,081
BP Capital Markets America Inc.
1.75%, 08/10/30	235	208,894
2.72%, 01/12/32	415	373,879
3.02%, 01/16/27	240	236,995
3.54%, 04/06/27	140	139,002
3.59%, 04/14/27	188	186,803
3.63%, 04/06/30	274	268,023
3.94%, 09/21/28	285	284,181
4.23%, 11/06/28	361	362,698
4.70%, 04/10/29	215	219,139
4.81%, 02/13/33	475	476,850
4.87%, 11/25/29	150	154,160
4.89%, 09/11/33	345	347,217
4.97%, 10/17/29	190	195,780
4.99%, 04/10/34	205	207,198
5.02%, 11/17/27	225	229,622
5.23%, 11/17/34	410	418,456
BP Capital Markets PLC
3.28%, 09/19/27	330	325,220
3.72%, 11/28/28	218	215,659
Burlington Resources LLC, 7.20%, 08/15/31	60	68,474
Canadian Natural Resources Ltd.
2.95%, 07/15/30	130	121,157
3.85%, 06/01/27	308	305,710
5.00%, 12/15/29(b)	80	81,488
5.40%, 12/15/34(b)	175	175,352
Schedule of Investments
74

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.85%, 02/01/35	$40	$41,066
6.45%, 06/30/33	40	42,728
7.20%, 01/15/32	100	111,335
Cenovus Energy Inc.
2.65%, 01/15/32	135	118,529
4.25%, 04/15/27	145	144,903
Chevron Corp.
2.00%, 05/11/27	230	223,158
2.24%, 05/11/30	358	330,067
Chevron USA Inc.
1.02%, 08/12/27	195	184,917
3.25%, 10/15/29	160	155,389
3.85%, 01/15/28	162	162,195
3.95%, 08/13/27	100	100,305
4.05%, 08/13/28	100	100,578
4.30%, 10/15/30	225	226,237
4.41%, 02/26/27	85	85,667
4.48%, 02/26/28	165	167,395
4.50%, 10/15/32	225	225,554
4.69%, 04/15/30	185	189,123
4.82%, 04/15/32	165	168,984
4.85%, 10/15/35	175	174,300
4.98%, 04/15/35	170	172,716
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	250	240,423
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	201,543
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	100	111,035
ConocoPhillips Co.
4.70%, 01/15/30	365	372,044
4.85%, 01/15/32	165	167,819
5.00%, 01/15/35	295	294,940
5.05%, 09/15/33	250	255,358
5.90%, 10/15/32	105	113,623
6.95%, 04/15/29	139	152,137
Continental Resources Inc./OK, 4.38%, 01/15/28	215	213,679
Coterra Energy Inc.
3.90%, 05/15/27	175	173,864
4.38%, 03/15/29	103	102,767
5.40%, 02/15/35	155	154,303
5.60%, 03/15/34	110	111,586
Devon Energy Corp.
4.50%, 01/15/30	142	142,022
5.20%, 09/15/34(a)	285	279,342
5.25%, 10/15/27	160	160,265
5.88%, 06/15/28	70	70,018
7.88%, 09/30/31	156	180,202
7.95%, 04/15/32	85	98,286
Diamondback Energy Inc.
3.13%, 03/24/31	162	150,115
3.25%, 12/01/26	186	183,819
3.50%, 12/01/29	227	218,766
5.15%, 01/30/30	180	184,956
5.20%, 04/18/27	220	223,277
5.40%, 04/18/34	310	313,192
5.55%, 04/01/35	190	192,290
6.25%, 03/15/33	195	208,395
Eni USA Inc., 7.30%, 11/15/27	109	115,917
EOG Resources Inc.
3.90%, 04/01/35	15	13,748
4.38%, 04/15/30	222	223,305
4.40%, 07/15/28	205	206,995
Security	Par (000)	Value
Oil & Gas (continued)
5.00%, 07/15/32	$200	$203,474
EQT Corp.
3.90%, 10/01/27	240	237,699
5.00%, 01/15/29	82	82,957
5.70%, 04/01/28	115	118,889
5.75%, 02/01/34	175	181,234
7.00%, 02/01/30	170	184,911
Equinor ASA
2.38%, 05/22/30	213	197,161
3.00%, 04/06/27	43	42,401
3.13%, 04/06/30	340	325,970
3.63%, 09/10/28	245	242,775
4.25%, 06/02/28	60	60,483
5.13%, 06/03/35	225	229,262
7.25%, 09/23/27	150	159,560
Expand Energy Corp.
4.75%, 02/01/32	5	4,870
5.38%, 02/01/29	10	10,028
5.38%, 03/15/30	55	55,601
5.70%, 01/15/35	195	197,899
Exxon Mobil Corp.
2.44%, 08/16/29	324	307,865
2.61%, 10/15/30	470	438,214
3.29%, 03/19/27	212	210,580
3.48%, 03/19/30	397	388,334
Helmerich & Payne Inc.
2.90%, 09/29/31	150	130,904
4.85%, 12/01/29(a)	25	24,907
5.50%, 12/01/34(a)	115	110,701
Hess Corp.
4.30%, 04/01/27	252	252,628
7.13%, 03/15/33	105	120,971
7.30%, 08/15/31	135	155,720
7.88%, 10/01/29	115	130,645
HF Sinclair Corp.
4.50%, 10/01/30	110	107,538
5.00%, 02/01/28	130	130,176
5.50%, 09/01/32	60	60,205
5.75%, 01/15/31	140	144,465
6.25%, 01/15/35	185	190,513
Marathon Petroleum Corp.
3.80%, 04/01/28	160	158,384
5.13%, 12/15/26	167	168,377
5.15%, 03/01/30	115	118,303
5.70%, 03/01/35	220	224,752
Occidental Petroleum Corp.
5.00%, 08/01/27	155	156,624
5.20%, 08/01/29	300	304,183
5.38%, 01/01/32	215	216,277
5.55%, 10/01/34(a)	235	233,824
6.13%, 01/01/31	255	266,601
6.38%, 09/01/28	90	93,959
6.63%, 09/01/30	330	351,065
7.50%, 05/01/31	205	229,163
7.88%, 09/15/31	85	96,064
8.50%, 07/15/27	45	47,391
8.88%, 07/15/30	100	115,062
Ovintiv Inc.
5.65%, 05/15/28	150	154,378
6.25%, 07/15/33	145	150,871
6.50%, 08/15/34	125	131,615
75
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.20%, 11/01/31	$45	$49,353
7.38%, 11/01/31	110	121,800
8.13%, 09/15/30	105	120,279
Patterson-UTI Energy Inc.
3.95%, 02/01/28	70	68,297
5.15%, 11/15/29	75	74,776
7.15%, 10/01/33	105	109,618
Phillips 66
2.15%, 12/15/30	215	191,432
3.90%, 03/15/28	215	213,772
4.65%, 11/15/34	230	221,875
Phillips 66 Co.
3.15%, 12/15/29	130	124,507
3.55%, 10/01/26	125	124,008
3.75%, 03/01/28	125	123,977
4.95%, 12/01/27	195	198,064
4.95%, 03/15/35(a)	25	24,481
5.25%, 06/15/31	250	259,198
5.30%, 06/30/33	215	219,461
Pioneer Natural Resources Co.
1.90%, 08/15/30	240	214,859
2.15%, 01/15/31	230	206,367
Shell Finance U.S. Inc.
2.38%, 11/07/29	253	236,701
2.75%, 04/06/30	295	278,636
4.13%, 05/11/35	5	4,748
Shell International Finance BV
2.38%, 11/07/29(a)	15	14,233
2.50%, 09/12/26	242	238,325
2.75%, 04/06/30	15	14,183
3.88%, 11/13/28	362	361,488
Suncor Energy Inc.
5.95%, 12/01/34	110	114,432
7.15%, 02/01/32	130	145,169
TotalEnergies Capital International SA
2.83%, 01/10/30	260	248,488
3.46%, 02/19/29	320	315,060
TotalEnergies Capital SA
3.88%, 10/11/28	232	231,750
4.72%, 09/10/34	190	189,869
5.15%, 04/05/34	250	257,638
Valero Energy Corp.
2.15%, 09/15/27	94	90,208
2.80%, 12/01/31	125	112,756
3.40%, 09/15/26	25	24,775
4.00%, 04/01/29	75	74,152
4.35%, 06/01/28	86	86,304
5.15%, 02/15/30	70	72,095
7.50%, 04/15/32	140	161,215
Viper Energy Partners LLC
4.90%, 08/01/30	40	40,301
5.70%, 08/01/35	215	215,772
Woodside Finance Ltd.
5.10%, 09/12/34	445	435,795
5.70%, 05/19/32	5	5,166
6.00%, 05/19/35	265	273,687
		30,279,454
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	171	166,420
Security	Par (000)	Value
Oil & Gas Services (continued)
3.14%, 11/07/29	$120	$115,463
3.34%, 12/15/27	339	333,639
4.49%, 05/01/30	135	136,235
Halliburton Co., 2.92%, 03/01/30	250	235,092
NOV Inc., 3.60%, 12/01/29	132	127,517
Schlumberger Investment SA, 2.65%, 06/26/30	280	260,355
		1,374,721
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
4.50%, 05/15/28	100	100,461
5.63%, 05/26/33	120	124,639
Amcor Flexibles North America Inc.
2.63%, 06/19/30	127	116,823
2.69%, 05/25/31	180	162,925
4.80%, 03/17/28	125	126,358
5.10%, 03/17/30	50	51,118
5.50%, 03/17/35	155	158,580
Amcor Group Finance PLC, 5.45%, 05/23/29	60	62,095
AptarGroup Inc., 3.60%, 03/15/32	68	62,547
Berry Global Inc.
1.65%, 01/15/27	90	86,878
5.50%, 04/15/28	25	25,765
5.65%, 01/15/34	200	207,892
5.80%, 06/15/31	160	169,324
Packaging Corp. of America
3.00%, 12/15/29	127	121,158
3.40%, 12/15/27	130	127,657
5.20%, 08/15/35	50	50,310
5.70%, 12/01/33	85	89,287
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	250	256,767
Smurfit Westrock Financing DAC, 5.42%, 01/15/35	200	204,012
Sonoco Products Co.
2.25%, 02/01/27	70	67,966
2.85%, 02/01/32(a)	120	106,942
3.13%, 05/01/30	145	136,477
4.45%, 09/01/26	50	49,973
4.60%, 09/01/29	50	50,185
5.00%, 09/01/34	160	156,673
WestRock MWV LLC
7.95%, 02/15/31	15	17,412
8.20%, 01/15/30	109	125,534
WRKCo Inc.
3.00%, 06/15/33	185	162,879
3.38%, 09/15/27	130	128,241
3.90%, 06/01/28	117	116,162
4.00%, 03/15/28	130	129,369
4.20%, 06/01/32	25	24,180
4.90%, 03/15/29	197	201,019
		3,777,608
Pharmaceuticals — 1.2%
AbbVie Inc.
2.95%, 11/21/26	870	858,804
3.20%, 11/21/29	1,146	1,104,511
4.25%, 11/14/28	423	426,363
4.50%, 05/14/35	500	484,311
4.55%, 03/15/35	320	312,216
4.65%, 03/15/28	285	289,598
4.80%, 03/15/27	515	520,466
4.80%, 03/15/29	550	562,804
4.88%, 03/15/30	250	257,406
Schedule of Investments
76

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.95%, 03/15/31	$340	$351,029
5.05%, 03/15/34	670	682,488
5.20%, 03/15/35	255	260,907
Astrazeneca Finance LLC
1.75%, 05/28/28	275	260,091
2.25%, 05/28/31	144	130,162
4.80%, 02/26/27	300	303,614
4.85%, 02/26/29	265	272,024
4.88%, 03/03/28	240	245,401
4.88%, 03/03/33	120	122,634
4.90%, 03/03/30	155	160,000
4.90%, 02/26/31	235	242,871
5.00%, 02/26/34	380	388,344
AstraZeneca PLC
1.38%, 08/06/30	307	269,565
3.13%, 06/12/27	179	176,803
4.00%, 01/17/29	253	253,098
Becton Dickinson & Co.
1.96%, 02/11/31	265	232,939
2.82%, 05/20/30	120	112,307
3.70%, 06/06/27	369	366,217
4.30%, 08/22/32	115	112,242
4.69%, 02/13/28	170	172,171
4.87%, 02/08/29	25	25,494
5.08%, 06/07/29	190	195,423
5.11%, 02/08/34	120	121,444
Bristol-Myers Squibb Co.
1.13%, 11/13/27	250	235,803
1.45%, 11/13/30	270	236,025
2.95%, 03/15/32	350	319,127
3.25%, 02/27/27	215	212,887
3.40%, 07/26/29	530	516,550
3.45%, 11/15/27	130	128,925
3.90%, 02/20/28	320	319,824
4.90%, 02/22/27	165	167,094
4.90%, 02/22/29	400	410,748
5.10%, 02/22/31	275	286,196
5.20%, 02/22/34	545	559,535
5.75%, 02/01/31	235	251,348
5.90%, 11/15/33	205	220,671
Cardinal Health Inc.
3.41%, 06/15/27	270	266,518
4.50%, 09/15/30	75	75,125
4.70%, 11/15/26	60	60,382
5.00%, 11/15/29	65	66,567
5.13%, 02/15/29	90	92,515
5.15%, 09/15/35	75	74,469
5.35%, 11/15/34	225	228,312
5.45%, 02/15/34	115	118,102
Cencora Inc.
2.70%, 03/15/31	255	233,172
2.80%, 05/15/30	80	74,941
3.45%, 12/15/27	175	172,376
4.63%, 12/15/27	50	50,491
4.85%, 12/15/29	115	117,361
5.13%, 02/15/34	80	80,892
5.15%, 02/15/35	35	35,279
CVS Health Corp.
1.30%, 08/21/27	502	473,830
1.75%, 08/21/30	295	257,748
1.88%, 02/28/31	235	203,462
Security	Par (000)	Value
Pharmaceuticals (continued)
2.13%, 09/15/31	$195	$168,324
3.25%, 08/15/29	377	360,615
3.63%, 04/01/27	175	173,301
3.75%, 04/01/30	318	307,258
4.30%, 03/25/28	1,035	1,034,494
5.00%, 01/30/29	205	209,067
5.00%, 09/15/32	125	125,552
5.13%, 02/21/30	320	327,516
5.25%, 01/30/31	170	174,847
5.25%, 02/21/33	410	414,732
5.30%, 06/01/33	260	263,180
5.40%, 06/01/29	230	237,636
5.45%, 09/15/35	175	175,412
5.55%, 06/01/31	215	224,502
5.70%, 06/01/34	265	273,268
6.25%, 06/01/27	85	87,747
Eli Lilly & Co.
3.10%, 05/15/27	134	132,265
3.38%, 03/15/29	225	220,745
4.00%, 10/15/28	240	240,580
4.15%, 08/14/27	140	140,857
4.20%, 08/14/29	220	221,768
4.25%, 03/15/31	250	250,607
4.50%, 02/09/27	285	287,257
4.50%, 02/09/29	225	228,687
4.55%, 02/12/28	200	203,018
4.55%, 10/15/32	205	206,100
4.60%, 08/14/34	245	243,333
4.70%, 02/27/33	225	227,811
4.70%, 02/09/34	340	341,028
4.75%, 02/12/30	180	185,117
4.90%, 02/12/32	180	185,744
4.90%, 10/15/35	250	251,126
5.10%, 02/12/35	180	184,257
5.50%, 03/15/27	120	122,927
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	405	404,812
4.50%, 04/15/30	120	121,421
4.88%, 04/15/35	115	114,936
5.38%, 04/15/34	80	83,770
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	225	219,659
4.32%, 03/12/27	75	75,466
Johnson & Johnson
0.95%, 09/01/27	30	28,442
1.30%, 09/01/30	315	277,523
2.90%, 01/15/28	297	291,523
2.95%, 03/03/27	265	261,814
4.38%, 12/05/33	25	25,069
4.50%, 03/01/27	175	176,737
4.55%, 03/01/28	210	213,948
4.70%, 03/01/30	240	247,213
4.80%, 06/01/29	340	350,814
4.85%, 03/01/32	245	253,722
4.90%, 06/01/31	335	349,821
4.95%, 05/15/33	155	161,370
4.95%, 06/01/34	240	250,754
5.00%, 03/01/35	214	219,991
6.95%, 09/01/29	90	100,369
McKesson Corp.
3.95%, 02/16/28	124	123,752
77
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.25%, 09/15/29	$150	$150,526
4.65%, 05/30/30	125	127,033
4.90%, 07/15/28	65	66,416
4.95%, 05/30/32	145	147,856
5.10%, 07/15/33	150	153,750
5.25%, 05/30/35	160	162,906
Merck & Co. Inc.
1.45%, 06/24/30	285	251,799
1.70%, 06/10/27	380	366,180
1.90%, 12/10/28	230	215,885
2.15%, 12/10/31	450	395,777
3.40%, 03/07/29	365	357,971
4.05%, 05/17/28	120	120,600
4.30%, 05/17/30	160	161,406
4.50%, 05/17/33	420	419,965
6.50%, 12/01/33	40	45,242
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	110	116,634
Mylan Inc., 4.55%, 04/15/28	155	154,020
Novartis Capital Corp.
2.00%, 02/14/27	306	298,251
2.20%, 08/14/30	320	293,722
3.10%, 05/17/27	253	249,911
3.80%, 09/18/29	220	219,278
4.00%, 09/18/31	195	193,610
4.20%, 09/18/34	195	188,765
Pfizer Inc.
1.70%, 05/28/30	252	225,632
1.75%, 08/18/31	240	209,461
2.63%, 04/01/30	306	287,236
3.00%, 12/15/26	383	378,695
3.45%, 03/15/29	422	415,545
3.60%, 09/15/28	210	208,803
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	900	910,345
4.65%, 05/19/30	275	280,153
4.75%, 05/19/33	1,050	1,052,447
Pharmacia LLC, 6.60%, 12/01/28	135	145,228
Sanofi SA, 3.63%, 06/19/28	280	278,431
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	46	45,515
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	535	485,015
5.00%, 11/26/28	382	390,654
5.30%, 07/05/34	200	204,392
Takeda U.S. Financing Inc., 5.20%, 07/07/35	400	401,680
Viatris Inc.
2.30%, 06/22/27	140	134,421
2.70%, 06/22/30	320	287,487
Wyeth LLC, 6.50%, 02/01/34	225	251,619
Zoetis Inc.
2.00%, 05/15/30	210	190,462
3.00%, 09/12/27	250	245,129
3.90%, 08/20/28	163	162,759
4.15%, 08/17/28	100	100,256
5.00%, 08/17/35	100	99,581
5.60%, 11/16/32	205	217,074
		42,069,149
Pipelines — 1.0%
Boardwalk Pipelines LP
3.40%, 02/15/31	120	111,750
3.60%, 09/01/32	129	118,128
Security	Par (000)	Value
Pipelines (continued)
4.45%, 07/15/27	$140	$140,246
4.80%, 05/03/29	125	126,790
5.63%, 08/01/34	135	138,207
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	240	233,186
5.13%, 06/30/27	287	290,032
Cheniere Energy Inc.
4.63%, 10/15/28	380	379,613
5.65%, 04/15/34	310	316,420
Cheniere Energy Partners LP
3.25%, 01/31/32	220	199,106
4.00%, 03/01/31	380	366,332
4.50%, 10/01/29	205	204,524
5.55%, 10/30/35(b)	30	30,288
5.75%, 08/15/34	270	277,238
5.95%, 06/30/33	307	321,529
DCP Midstream Operating LP
3.25%, 02/15/32	115	103,433
5.13%, 05/15/29	145	148,149
5.63%, 07/15/27	150	153,152
8.13%, 08/16/30	88	101,056
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	80	83,378
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	109	103,683
Enbridge Inc.
1.60%, 10/04/26	130	126,323
2.50%, 08/01/33	250	210,034
3.13%, 11/15/29	220	209,553
3.70%, 07/15/27	200	198,201
4.25%, 12/01/26	92	91,981
4.60%, 06/20/28	65	65,680
4.90%, 06/20/30(a)	110	112,275
5.25%, 04/05/27	160	162,581
5.30%, 04/05/29	175	180,496
5.55%, 06/20/35	155	157,891
5.63%, 04/05/34	280	288,865
5.70%, 03/08/33	505	526,455
5.90%, 11/15/26	190	193,340
6.00%, 11/15/28	185	194,935
6.20%, 11/15/30	185	199,129
7.20%, 06/27/54, (5-year CMT + 2.970%)(c)	110	114,426
7.38%, 03/15/55, (5-year CMT + 3.122%)(c)	75	78,855
Energy Transfer LP
3.75%, 05/15/30	360	348,673
4.00%, 10/01/27	170	169,152
4.15%, 09/15/29	120	118,885
4.20%, 04/15/27	122	121,856
4.40%, 03/15/27	162	162,304
4.90%, 03/15/35	105	100,960
4.95%, 05/15/28	187	190,022
4.95%, 06/15/28	249	253,201
5.20%, 04/01/30	25	25,709
5.25%, 04/15/29	356	365,961
5.25%, 07/01/29	225	231,859
5.50%, 06/01/27	208	211,622
5.55%, 02/15/28	200	205,921
5.55%, 05/15/34	270	274,321
5.60%, 09/01/34	270	274,318
5.70%, 04/01/35	255	259,797
5.75%, 02/15/33	325	337,827
Schedule of Investments
78

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.05%, 12/01/26	$240	$244,654
6.10%, 12/01/28	115	121,090
6.40%, 12/01/30	220	237,983
6.55%, 12/01/33	305	330,627
Enterprise Products Operating LLC
2.80%, 01/31/30	280	264,224
3.13%, 07/31/29	278	267,780
3.95%, 02/15/27	150	149,727
4.15%, 10/16/28	245	245,988
4.30%, 06/20/28	250	251,712
4.60%, 01/11/27	230	231,445
4.60%, 01/15/31	385	388,729
4.85%, 01/31/34	280	279,595
4.95%, 02/15/35	50	49,909
5.35%, 01/31/33	260	269,608
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(c)	142	140,438
Series D, 6.88%, 03/01/33	130	146,310
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(c)	200	198,298
Series H, 6.65%, 10/15/34	75	84,468
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	110	113,475
7.30%, 08/15/33	60	67,880
7.40%, 03/15/31	65	73,452
7.75%, 03/15/32	70	81,018
Kinder Morgan Inc.
1.75%, 11/15/26	135	131,105
2.00%, 02/15/31	197	173,562
4.30%, 03/01/28	285	286,067
4.80%, 02/01/33	205	202,707
5.00%, 02/01/29	275	280,933
5.10%, 08/01/29	140	143,796
5.15%, 06/01/30	55	56,600
5.20%, 06/01/33	350	354,073
5.30%, 12/01/34	165	165,979
5.40%, 02/01/34	220	223,929
5.85%, 06/01/35	140	145,445
7.75%, 01/15/32	235	271,330
7.80%, 08/01/31	105	121,495
MPLX LP
2.65%, 08/15/30	355	324,516
4.00%, 03/15/28	185	183,934
4.13%, 03/01/27	345	344,138
4.25%, 12/01/27	120	120,052
4.80%, 02/15/29	155	157,045
4.80%, 02/15/31	170	170,100
4.95%, 09/01/32	217	215,667
5.00%, 01/15/33	150	148,708
5.00%, 03/01/33	210	208,064
5.40%, 04/01/35	210	208,698
5.40%, 09/15/35	200	197,478
5.50%, 06/01/34	390	393,063
Northwest Pipeline LLC, 4.00%, 04/01/27	40	39,854
ONEOK Inc.
3.10%, 03/15/30	200	188,486
3.25%, 06/01/30	105	99,275
3.40%, 09/01/29	141	135,498
4.00%, 07/13/27	126	125,529
4.25%, 09/24/27	270	270,284
4.35%, 03/15/29	145	144,710
Security	Par (000)	Value
Pipelines (continued)
4.40%, 10/15/29	$150	$149,887
4.55%, 07/15/28	225	226,724
4.75%, 10/15/31	275	275,005
4.95%, 10/15/32	100	99,391
5.05%, 11/01/34	340	331,624
5.38%, 06/01/29	125	128,655
5.40%, 10/15/35	100	99,083
5.55%, 11/01/26	205	207,463
5.65%, 11/01/28	155	161,010
5.65%, 09/01/34	90	91,523
5.80%, 11/01/30	120	126,207
6.05%, 09/01/33	320	336,522
6.10%, 11/15/32	165	175,334
6.35%, 01/15/31	145	155,600
Plains All American Pipeline LP, 5.95%, 06/15/35	130	133,870
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	200	192,811
3.80%, 09/15/30	200	192,914
4.50%, 12/15/26	181	181,135
5.70%, 09/15/34	105	107,161
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	319	318,894
4.50%, 05/15/30	422	423,311
5.00%, 03/15/27	339	340,944
5.88%, 06/30/26	92	92,409
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	95	95,847
5.03%, 10/01/29	95	96,233
5.58%, 10/01/34	275	272,857
Spectra Energy Partners LP, 3.38%, 10/15/26	141	139,518
Targa Resources Corp.
4.20%, 02/01/33	160	150,830
4.90%, 09/15/30	150	152,278
5.20%, 07/01/27	168	170,716
5.50%, 02/15/35	60	60,521
5.55%, 08/15/35	300	301,876
6.13%, 03/15/33	195	206,327
6.15%, 03/01/29	180	190,033
6.50%, 03/30/34	230	248,636
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	235	221,061
4.88%, 02/01/31	230	229,073
5.00%, 01/15/28	205	205,257
5.50%, 03/01/30	215	219,220
6.88%, 01/15/29	150	152,928
TC PipeLines LP, 3.90%, 05/25/27	135	134,146
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	65	67,507
7.00%, 10/15/28	90	96,864
Texas Eastern Transmission LP, 7.00%, 07/15/32	120	133,640
TransCanada PipeLines Ltd.
4.10%, 04/15/30	285	280,689
4.25%, 05/15/28	323	323,264
4.63%, 03/01/34	295	284,371
5.60%, 03/31/34	80	81,965
7.00%, 06/01/65, (5-year CMT + 2.614%)(c)	150	152,460
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	190	180,833
4.00%, 03/15/28	120	119,660
Valero Energy Partners LP, 4.50%, 03/15/28	85	85,526
79
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Western Midstream Operating LP
4.05%, 02/01/30	$225	$218,613
4.50%, 03/01/28	50	49,941
4.75%, 08/15/28	110	110,581
5.45%, 11/15/34	150	148,016
6.15%, 04/01/33	210	219,923
6.35%, 01/15/29	125	131,472
Williams Companies Inc. (The)
2.60%, 03/15/31	324	292,899
3.50%, 11/15/30	217	206,698
3.75%, 06/15/27	344	341,179
4.63%, 06/30/30	130	130,698
4.65%, 08/15/32	270	266,473
4.80%, 11/15/29	90	91,510
4.90%, 03/15/29	245	249,640
5.15%, 03/15/34	285	285,639
5.30%, 08/15/28	125	128,986
5.30%, 09/30/35	150	149,955
5.60%, 03/15/35	210	215,571
5.65%, 03/15/33	170	177,109
8.75%, 03/15/32	70	84,538
Series A, 7.50%, 01/15/31	75	84,921
		34,366,153
Private Equity — 0.0%
KKR & Co. Inc., 5.10%, 08/07/35	125	124,056
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31	154	138,682
4.80%, 06/15/30	90	91,298
5.50%, 04/01/29	60	62,226
5.50%, 06/15/35	90	91,837
5.95%, 08/15/34	220	233,226
Jones Lang LaSalle Inc., 6.88%, 12/01/28	60	64,498
		681,767
Real Estate Investment Trusts — 1.4%
Agree LP
2.00%, 06/15/28	120	113,121
2.60%, 06/15/33	60	50,750
2.90%, 10/01/30	101	94,318
4.80%, 10/01/32	65	64,829
5.60%, 06/15/35	65	66,928
5.63%, 06/15/34	65	67,002
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	195	158,146
2.00%, 05/18/32	185	155,053
2.75%, 12/15/29	120	112,489
2.95%, 03/15/34	155	132,286
3.38%, 08/15/31	170	158,654
3.95%, 01/15/27	95	94,565
3.95%, 01/15/28	115	114,262
4.50%, 07/30/29	70	70,277
4.70%, 07/01/30	125	125,898
4.75%, 04/15/35	65	62,720
4.90%, 12/15/30	144	146,216
American Assets Trust LP
3.38%, 02/01/31	120	108,306
6.15%, 10/01/34	70	70,409
American Homes 4 Rent LP
2.38%, 07/15/31	135	119,290
3.63%, 04/15/32	74	68,790
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.25%, 02/15/28	$130	$129,797
4.90%, 02/15/29	150	152,705
4.95%, 06/15/30	40	40,722
5.25%, 03/15/35	80	80,034
5.50%, 02/01/34	150	153,730
5.50%, 07/15/34	100	102,188
American Tower Corp.
1.45%, 09/15/26	130	126,240
1.50%, 01/31/28	150	140,724
1.88%, 10/15/30	172	151,522
2.10%, 06/15/30	165	148,357
2.30%, 09/15/31	187	164,600
2.70%, 04/15/31	180	163,281
2.75%, 01/15/27	205	201,018
2.90%, 01/15/30	153	143,747
3.13%, 01/15/27	83	81,750
3.38%, 10/15/26	221	218,853
3.55%, 07/15/27	165	163,199
3.60%, 01/15/28	140	138,133
3.65%, 03/15/27	170	168,685
3.80%, 08/15/29	359	351,616
3.95%, 03/15/29	144	142,407
4.05%, 03/15/32	150	144,461
4.90%, 03/15/30	180	183,621
5.00%, 01/31/30	20	20,470
5.20%, 02/15/29	135	138,849
5.25%, 07/15/28	185	190,264
5.35%, 03/15/35	125	128,203
5.40%, 01/31/35	160	164,072
5.45%, 02/15/34	150	154,673
5.50%, 03/15/28	180	185,499
5.55%, 07/15/33	205	212,880
5.65%, 03/15/33	185	193,254
5.80%, 11/15/28	190	198,659
5.90%, 11/15/33	155	164,619
Americold Realty Operating Partnership LP
5.41%, 09/12/34	90	88,348
5.60%, 05/15/32	85	86,039
AvalonBay Communities Inc.
1.90%, 12/01/28	220	205,812
2.05%, 01/15/32	120	104,307
2.30%, 03/01/30	180	165,580
2.45%, 01/15/31	155	140,874
2.90%, 10/15/26	30	29,623
3.20%, 01/15/28	45	44,182
3.30%, 06/01/29	110	106,761
3.35%, 05/15/27	142	140,354
5.00%, 02/15/33	70	71,268
5.00%, 08/01/35	40	39,854
5.30%, 12/07/33	85	87,745
5.35%, 06/01/34	40	41,254
Boston Properties LP
2.45%, 10/01/33	180	146,129
2.55%, 04/01/32	200	171,505
2.75%, 10/01/26	222	218,151
2.90%, 03/15/30	187	173,422
3.25%, 01/30/31	255	236,996
3.40%, 06/21/29	180	172,534
4.50%, 12/01/28	245	245,072
5.75%, 01/15/35	140	141,975
6.50%, 01/15/34(a)	160	171,862
Schedule of Investments
80

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.75%, 12/01/27	$225	$236,705
Brixmor Operating Partnership LP
2.25%, 04/01/28	80	76,170
2.50%, 08/16/31	155	137,416
3.90%, 03/15/27	120	119,314
4.05%, 07/01/30	155	151,879
4.13%, 05/15/29	210	208,081
5.20%, 04/01/32	25	25,488
5.50%, 02/15/34	65	66,219
5.75%, 02/15/35	100	103,733
Broadstone Net Lease LLC, 2.60%, 09/15/31	95	82,046
Camden Property Trust
2.80%, 05/15/30	180	168,896
3.15%, 07/01/29	80	76,879
4.10%, 10/15/28	163	163,192
4.90%, 01/15/34	75	75,224
5.85%, 11/03/26	115	117,077
COPT Defense Properties LP
2.00%, 01/15/29	120	110,835
2.75%, 04/15/31	95	85,601
2.90%, 12/01/33	75	62,941
Cousins Properties LP
5.25%, 07/15/30	90	92,359
5.38%, 02/15/32	30	30,608
5.88%, 10/01/34	140	144,786
Crown Castle Inc.
2.10%, 04/01/31	205	178,711
2.25%, 01/15/31	260	230,248
2.50%, 07/15/31	166	146,928
2.90%, 03/15/27	155	151,809
3.10%, 11/15/29	115	109,061
3.30%, 07/01/30	185	174,730
3.65%, 09/01/27	243	239,936
3.80%, 02/15/28	239	236,031
4.00%, 03/01/27	129	128,393
4.30%, 02/15/29	140	139,252
4.80%, 09/01/28	120	121,376
4.90%, 09/01/29	150	151,946
5.00%, 01/11/28	230	233,103
5.10%, 05/01/33	200	200,590
5.20%, 09/01/34	130	129,801
5.60%, 06/01/29	165	171,429
5.80%, 03/01/34	175	182,614
CubeSmart LP
2.00%, 02/15/31	75	65,361
2.25%, 12/15/28	140	131,772
2.50%, 02/15/32	105	91,414
3.00%, 02/15/30	70	66,019
3.13%, 09/01/26	95	93,686
4.38%, 02/15/29	140	139,891
5.13%, 11/01/35	35	34,428
Digital Realty Trust LP
3.60%, 07/01/29	236	230,233
3.70%, 08/15/27	281	278,807
4.45%, 07/15/28	146	147,035
5.55%, 01/15/28	182	187,485
DOC DR LLC
2.63%, 11/01/31	145	129,246
3.95%, 01/15/28	95	94,488
4.30%, 03/15/27	130	130,032
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
EPR Properties
3.60%, 11/15/31	$100	$91,724
3.75%, 08/15/29	100	96,015
4.50%, 06/01/27	100	99,737
4.75%, 12/15/26	100	100,142
4.95%, 04/15/28	100	100,405
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	135	138,480
Equinix Inc.
1.55%, 03/15/28	135	126,550
1.80%, 07/15/27	155	148,473
2.00%, 05/15/28	80	75,608
2.15%, 07/15/30	240	216,314
2.50%, 05/15/31	230	206,415
2.90%, 11/18/26	141	138,680
3.20%, 11/18/29	258	246,460
3.90%, 04/15/32	319	303,643
ERP Operating LP
1.85%, 08/01/31	115	100,399
2.50%, 02/15/30	150	139,875
2.85%, 11/01/26	98	96,632
3.00%, 07/01/29	163	156,407
3.25%, 08/01/27	160	157,735
3.50%, 03/01/28	100	98,685
4.15%, 12/01/28	119	119,297
4.65%, 09/15/34	70	68,454
4.95%, 06/15/32	115	117,438
Essential Properties LP
2.95%, 07/15/31	115	103,468
5.40%, 12/01/35	75	74,057
Essex Portfolio LP
1.65%, 01/15/31	99	84,856
1.70%, 03/01/28	70	65,878
2.55%, 06/15/31	20	17,862
2.65%, 03/15/32	50	44,143
3.00%, 01/15/30	135	127,574
3.63%, 05/01/27	125	123,859
4.00%, 03/01/29	140	138,637
5.38%, 04/01/35	40	40,853
5.50%, 04/01/34	85	87,575
Extra Space Storage LP
2.20%, 10/15/30	95	85,276
2.35%, 03/15/32	135	116,072
2.40%, 10/15/31	125	109,648
2.55%, 06/01/31	100	89,625
3.88%, 12/15/27	80	79,301
3.90%, 04/01/29	90	88,671
4.00%, 06/15/29	105	103,922
4.95%, 01/15/33	40	40,119
5.35%, 01/15/35	125	126,116
5.40%, 02/01/34	100	101,805
5.40%, 06/15/35	120	121,142
5.50%, 07/01/30	185	193,266
5.70%, 04/01/28	145	149,797
5.90%, 01/15/31	125	132,678
Federal Realty OP LP
3.20%, 06/15/29	130	124,813
3.25%, 07/15/27	155	152,249
3.50%, 06/01/30	115	110,735
5.38%, 05/01/28	80	82,249
First Industrial LP, 5.25%, 01/15/31	60	61,201
81
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
GLP Capital LP / GLP Financing II Inc., 5.25%, 02/15/33	$50	$49,912
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	195	173,983
4.00%, 01/15/30	147	142,064
4.00%, 01/15/31	120	114,485
5.30%, 01/15/29	157	159,980
5.63%, 09/15/34	205	205,815
5.75%, 06/01/28	121	124,501
6.75%, 12/01/33	60	64,502
Healthcare Realty Holdings LP
2.00%, 03/15/31	182	157,942
3.10%, 02/15/30	150	141,036
3.75%, 07/01/27	159	157,537
Healthpeak OP LLC
1.35%, 02/01/27	40	38,463
2.13%, 12/01/28	140	130,967
2.88%, 01/15/31	70	64,381
3.00%, 01/15/30	175	165,691
3.50%, 07/15/29	145	140,930
4.75%, 01/15/33	50	49,678
5.25%, 12/15/32	30	30,660
5.38%, 02/15/35	75	75,894
Highwoods Realty LP
2.60%, 02/01/31	75	65,852
3.05%, 02/15/30	105	96,947
3.88%, 03/01/27	30	29,655
4.13%, 03/15/28	20	19,704
4.20%, 04/15/29	60	58,739
7.65%, 02/01/34	50	56,568
Host Hotels & Resorts LP
5.50%, 04/15/35	145	144,350
5.70%, 06/15/32	100	102,758
5.70%, 07/01/34	115	116,972
Series H, 3.38%, 12/15/29	155	147,001
Series I, 3.50%, 09/15/30	165	155,127
Series J, 2.90%, 12/15/31	90	79,847
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	155	133,348
2.30%, 11/15/28	160	151,082
2.70%, 01/15/34	50	41,921
4.15%, 04/15/32	95	90,987
4.88%, 02/01/35	125	122,239
4.95%, 01/15/33	75	74,888
5.45%, 08/15/30	120	124,801
5.50%, 08/15/33	90	92,407
Kilroy Realty LP
2.50%, 11/15/32	95	77,876
2.65%, 11/15/33	75	60,619
3.05%, 02/15/30	125	114,986
4.25%, 08/15/29	95	92,844
4.75%, 12/15/28	85	85,150
Kimco Realty OP LLC
1.90%, 03/01/28	145	137,649
2.25%, 12/01/31	150	131,604
2.70%, 10/01/30	110	101,494
2.80%, 10/01/26	116	114,208
3.20%, 04/01/32	55	50,318
3.80%, 04/01/27	140	139,122
4.60%, 02/01/33	155	152,690
4.85%, 03/01/35	20	19,713
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.40%, 03/01/34	$90	$98,613
Kite Realty Group LP
4.00%, 10/01/26	25	24,888
4.95%, 12/15/31	35	35,414
5.20%, 08/15/32	25	25,381
5.50%, 03/01/34	65	66,450
Kite Realty Group Trust, 4.75%, 09/15/30	95	95,296
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.50%, 08/01/30	10	10,194
Lineage OP LP, 5.25%, 07/15/30(b)	25	25,214
LXP Industrial Trust
2.38%, 10/01/31	100	86,373
2.70%, 09/15/30	86	78,290
6.75%, 11/15/28	55	58,437
Mid-America Apartments LP
1.10%, 09/15/26	110	106,572
1.70%, 02/15/31	110	95,811
2.75%, 03/15/30	80	75,115
3.60%, 06/01/27	198	196,580
3.95%, 03/15/29	135	134,096
4.20%, 06/15/28	85	85,207
4.95%, 03/01/35	25	25,003
5.00%, 03/15/34	75	75,524
5.30%, 02/15/32	80	83,208
National Health Investors Inc., 3.00%, 02/01/31	120	107,065
NNN REIT Inc.
2.50%, 04/15/30	45	41,514
3.50%, 10/15/27	120	118,396
3.60%, 12/15/26	30	29,810
4.30%, 10/15/28	137	137,391
4.60%, 02/15/31	95	95,266
5.50%, 06/15/34	85	87,454
5.60%, 10/15/33	145	150,562
Omega Healthcare Investors Inc.
3.25%, 04/15/33	115	100,041
3.38%, 02/01/31	165	152,471
3.63%, 10/01/29	130	124,381
4.50%, 04/01/27	185	185,242
4.75%, 01/15/28	124	125,040
5.20%, 07/01/30	50	50,718
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	115	101,750
4.95%, 01/15/35	50	48,831
5.25%, 08/15/32	50	50,969
5.75%, 07/15/34	75	77,435
Piedmont Operating Partnership LP
2.75%, 04/01/32	55	46,582
3.15%, 08/15/30	74	66,939
6.88%, 07/15/29	70	74,039
9.25%, 07/20/28	85	94,456
Prologis LP
1.25%, 10/15/30	210	181,674
1.63%, 03/15/31	95	82,512
1.75%, 07/01/30	80	71,196
1.75%, 02/01/31	95	83,371
2.13%, 04/15/27	131	127,127
2.25%, 04/15/30	225	206,931
2.25%, 01/15/32	140	122,501
2.88%, 11/15/29	75	71,245
3.25%, 10/01/26	82	81,287
Schedule of Investments
82

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.38%, 12/15/27	$155	$152,920
3.88%, 09/15/28	109	108,375
4.00%, 09/15/28	105	104,943
4.38%, 02/01/29	74	74,642
4.63%, 01/15/33	55	54,830
4.75%, 01/15/31	150	152,950
4.75%, 06/15/33	160	160,113
4.88%, 06/15/28	125	127,862
5.00%, 03/15/34	205	206,678
5.00%, 01/31/35	130	130,584
5.13%, 01/15/34	145	148,160
5.25%, 05/15/35	115	117,284
Public Storage Operating Co.
1.50%, 11/09/26	202	196,124
1.85%, 05/01/28	172	162,753
1.95%, 11/09/28	145	136,102
2.25%, 11/09/31	135	119,304
2.30%, 05/01/31	160	143,288
3.09%, 09/15/27	120	117,895
3.39%, 05/01/29	116	113,141
4.38%, 07/01/30	100	100,520
5.00%, 07/01/35	80	79,896
5.10%, 08/01/33	110	113,383
5.13%, 01/15/29	120	124,227
Rayonier LP, 2.75%, 05/17/31	131	117,543
Realty Income Corp.
1.80%, 03/15/33	70	57,357
2.10%, 03/15/28	120	114,417
2.20%, 06/15/28	130	123,804
2.70%, 02/15/32	60	53,414
2.85%, 12/15/32	140	124,228
3.00%, 01/15/27	165	162,492
3.10%, 12/15/29	150	143,545
3.20%, 02/15/31	110	103,294
3.25%, 06/15/29	50	48,399
3.25%, 01/15/31	239	225,790
3.40%, 01/15/28	105	103,666
3.40%, 01/15/30	125	120,730
3.65%, 01/15/28	130	128,918
3.95%, 08/15/27	165	164,650
4.00%, 07/15/29	125	124,128
4.13%, 10/15/26	80	79,923
4.70%, 12/15/28	115	116,957
4.75%, 02/15/29	105	107,008
4.85%, 03/15/30	90	92,287
4.90%, 07/15/33	185	185,686
5.13%, 02/15/34	185	188,307
5.13%, 04/15/35	15	15,095
5.63%, 10/13/32	149	156,761
Regency Centers LP
2.95%, 09/15/29	150	143,013
3.60%, 02/01/27	191	189,469
3.70%, 06/15/30	115	112,002
4.13%, 03/15/28	60	59,887
5.00%, 07/15/32	50	50,988
5.10%, 01/15/35	55	55,254
5.25%, 01/15/34	70	71,482
Rexford Industrial Realty LP
2.13%, 12/01/30	35	30,966
2.15%, 09/01/31	110	95,488
5.00%, 06/15/28	85	86,672
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Sabra Health Care LP
3.20%, 12/01/31	$125	$112,843
3.90%, 10/15/29	105	101,652
Safehold GL Holdings LLC
2.80%, 06/15/31(a)	100	91,408
2.85%, 01/15/32	80	70,269
5.65%, 01/15/35	80	80,839
6.10%, 04/01/34	50	52,451
Simon Property Group LP
1.38%, 01/15/27	150	144,569
1.75%, 02/01/28	215	203,984
2.20%, 02/01/31	160	143,363
2.25%, 01/15/32	185	161,151
2.45%, 09/13/29	285	267,258
2.65%, 07/15/30	145	134,744
2.65%, 02/01/32	135	120,249
3.25%, 11/30/26	195	192,968
3.38%, 06/15/27	175	173,180
3.38%, 12/01/27	192	189,536
4.38%, 10/01/30	70	70,177
4.75%, 09/26/34	140	137,632
5.13%, 10/01/35	125	124,926
5.50%, 03/08/33	180	188,577
6.25%, 01/15/34	105	114,881
Store Capital LLC
2.70%, 12/01/31	75	65,331
2.75%, 11/18/30	85	76,752
4.50%, 03/15/28	80	79,534
4.63%, 03/15/29	95	94,337
5.40%, 04/30/30(b)	65	66,180
Sun Communities Operating LP
2.30%, 11/01/28	140	132,487
2.70%, 07/15/31	140	126,574
4.20%, 04/15/32	165	158,590
Tanger Properties LP
2.75%, 09/01/31	110	98,391
3.13%, 09/01/26	89	87,698
3.88%, 07/15/27	25	24,724
UDR Inc.
1.90%, 03/15/33	30	24,323
2.10%, 08/01/32	100	84,358
2.10%, 06/15/33	35	28,681
2.95%, 09/01/26	94	92,702
3.00%, 08/15/31	110	101,025
3.10%, 11/01/34	50	42,733
3.20%, 01/15/30	175	167,379
3.50%, 07/01/27	120	118,582
3.50%, 01/15/28	75	73,931
4.40%, 01/26/29	95	95,231
5.13%, 09/01/34	65	65,315
Ventas Realty LP
2.50%, 09/01/31	105	93,568
3.00%, 01/15/30	170	160,724
3.25%, 10/15/26	100	98,804
3.85%, 04/01/27	80	79,569
4.00%, 03/01/28	115	114,362
4.40%, 01/15/29	191	191,599
4.75%, 11/15/30	130	131,110
5.00%, 01/15/35	100	98,921
5.10%, 07/15/32	100	102,276
5.63%, 07/01/34	60	62,047
83
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
VICI Properties LP
4.75%, 02/15/28	$320	$322,696
4.75%, 04/01/28	25	25,277
4.95%, 02/15/30	225	227,565
5.13%, 11/15/31	105	106,079
5.13%, 05/15/32	330	330,820
5.63%, 04/01/35	185	187,082
5.75%, 04/01/34	120	123,480
Welltower OP LLC
2.05%, 01/15/29	90	84,101
2.70%, 02/15/27	180	176,701
2.75%, 01/15/31	140	128,970
2.75%, 01/15/32	125	112,503
2.80%, 06/01/31	135	123,900
3.10%, 01/15/30	193	184,009
3.85%, 06/15/32	80	76,459
4.13%, 03/15/29	150	149,972
4.25%, 04/15/28	200	201,104
4.50%, 07/01/30	175	176,691
5.13%, 07/01/35	180	181,086
Weyerhaeuser Co.
3.38%, 03/09/33	80	72,100
4.00%, 11/15/29	165	163,175
4.00%, 04/15/30	157	154,769
6.95%, 10/01/27	55	58,017
7.38%, 03/15/32	165	188,104
WP Carey Inc.
2.25%, 04/01/33	35	28,994
2.40%, 02/01/31	75	66,898
2.45%, 02/01/32	110	95,390
3.85%, 07/15/29	115	113,123
4.25%, 10/01/26	120	119,853
4.65%, 07/15/30	50	50,281
5.38%, 06/30/34	120	121,638
		50,341,782
Retail — 0.7%
AutoNation Inc.
1.95%, 08/01/28	60	56,132
2.40%, 08/01/31	112	97,548
3.80%, 11/15/27	70	69,056
3.85%, 03/01/32	155	144,196
4.75%, 06/01/30	87	87,326
5.89%, 03/15/35	95	97,157
AutoZone Inc.
1.65%, 01/15/31	125	108,209
3.75%, 06/01/27	150	148,933
3.75%, 04/18/29	89	87,537
4.00%, 04/15/30	165	162,717
4.50%, 02/01/28	145	146,479
4.75%, 08/01/32	140	140,063
4.75%, 02/01/33	135	134,146
5.10%, 07/15/29	130	133,833
5.13%, 06/15/30	50	51,604
5.20%, 08/01/33	55	56,068
5.40%, 07/15/34	130	133,813
6.25%, 11/01/28	85	90,213
6.55%, 11/01/33	115	127,338
Best Buy Co. Inc.
1.95%, 10/01/30	180	159,982
4.45%, 10/01/28	103	103,739
Security	Par (000)	Value
Retail (continued)
Costco Wholesale Corp.
1.38%, 06/20/27	$300	$287,303
1.60%, 04/20/30	352	316,602
1.75%, 04/20/32	250	214,783
3.00%, 05/18/27	285	281,230
Darden Restaurants Inc.
3.85%, 05/01/27	104	103,290
4.35%, 10/15/27	130	130,554
4.55%, 10/15/29	105	105,244
6.30%, 10/10/33	105	112,806
Dick's Sporting Goods Inc., 3.15%, 01/15/32(a)	180	163,590
Dollar General Corp.
3.50%, 04/03/30	229	220,052
3.88%, 04/15/27	128	127,280
4.13%, 05/01/28	120	119,535
4.63%, 11/01/27	115	115,848
5.00%, 11/01/32	155	156,250
5.20%, 07/05/28	105	107,614
5.45%, 07/05/33	180	185,794
Dollar Tree Inc.
2.65%, 12/01/31	200	178,297
4.20%, 05/15/28	290	289,298
Ferguson Enterprises Inc., 5.00%, 10/03/34	165	163,420
Genuine Parts Co.
1.88%, 11/01/30	145	127,349
2.75%, 02/01/32	95	83,874
4.95%, 08/15/29	145	147,927
6.50%, 11/01/28	125	132,975
6.88%, 11/01/33	90	101,020
Home Depot Inc. (The)
0.90%, 03/15/28	150	139,416
1.38%, 03/15/31	285	244,819
1.50%, 09/15/28	270	251,764
1.88%, 09/15/31	230	200,161
2.13%, 09/15/26	248	243,343
2.50%, 04/15/27	190	185,843
2.70%, 04/15/30	347	326,363
2.80%, 09/14/27	243	237,760
2.88%, 04/15/27	190	186,897
2.95%, 06/15/29	443	427,109
3.25%, 04/15/32	250	232,744
3.90%, 12/06/28	147	147,269
4.50%, 09/15/32	285	287,505
4.75%, 06/25/29	205	209,945
4.85%, 06/25/31	245	252,736
4.88%, 06/25/27	190	193,141
4.90%, 04/15/29	155	159,666
4.95%, 09/30/26	175	176,643
4.95%, 06/25/34	300	305,028
Lowe's Companies Inc.
1.30%, 04/15/28	210	195,983
1.70%, 09/15/28	240	223,666
1.70%, 10/15/30	280	246,146
2.63%, 04/01/31	330	300,457
3.10%, 05/03/27	359	353,184
3.35%, 04/01/27	165	163,086
3.65%, 04/05/29	330	324,151
3.75%, 04/01/32	330	313,288
4.50%, 04/15/30	248	251,310
5.00%, 04/15/33	260	264,265
5.15%, 07/01/33	230	235,727
Schedule of Investments
84

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
6.50%, 03/15/29	$75	$80,974
McDonald's Corp.
2.13%, 03/01/30	162	148,315
2.63%, 09/01/29	224	212,087
3.50%, 03/01/27	251	248,851
3.50%, 07/01/27	270	267,706
3.60%, 07/01/30	252	245,735
3.80%, 04/01/28	225	224,035
4.40%, 02/12/31	75	75,263
4.60%, 05/15/30	85	86,425
4.60%, 09/09/32	180	181,637
4.80%, 08/14/28	160	163,556
4.95%, 08/14/33	140	143,403
4.95%, 03/03/35	135	135,754
5.00%, 05/17/29	110	113,338
5.00%, 02/13/36	75	75,049
5.20%, 05/17/34	100	103,209
O'Reilly Automotive Inc.
1.75%, 03/15/31	85	73,838
3.60%, 09/01/27	177	175,273
3.90%, 06/01/29	114	112,900
4.20%, 04/01/30	155	154,587
4.35%, 06/01/28	145	145,626
4.70%, 06/15/32	210	210,280
5.00%, 08/19/34	115	115,057
5.75%, 11/20/26	185	188,156
Ross Stores Inc., 1.88%, 04/15/31	135	117,320
Starbucks Corp.
2.00%, 03/12/27	195	188,896
2.25%, 03/12/30	197	180,824
2.55%, 11/15/30	285	261,319
3.00%, 02/14/32	230	210,020
3.50%, 03/01/28	120	118,513
3.55%, 08/15/29	266	260,977
4.00%, 11/15/28	80	79,818
4.50%, 05/15/28	150	151,559
4.80%, 05/15/30	50	51,021
4.80%, 02/15/33	105	105,751
4.85%, 02/08/27	120	121,257
4.90%, 02/15/31	125	128,597
5.00%, 02/15/34	115	116,285
5.40%, 05/15/35	65	66,526
Target Corp.
1.95%, 01/15/27	290	282,454
2.35%, 02/15/30	171	159,070
2.65%, 09/15/30	147	137,042
3.38%, 04/15/29	234	229,109
4.35%, 06/15/28	110	111,109
4.40%, 01/15/33	120	119,072
4.50%, 09/15/32	195	195,180
4.50%, 09/15/34	140	136,831
5.00%, 04/15/35	140	140,456
6.35%, 11/01/32	85	94,311
TJX Companies Inc. (The)
1.15%, 05/15/28	45	41,858
1.60%, 05/15/31	65	56,732
2.25%, 09/15/26	260	255,549
3.88%, 04/15/30	170	168,633
Tractor Supply Co.
1.75%, 11/01/30	190	166,559
5.25%, 05/15/33	140	143,569
Security	Par (000)	Value
Retail (continued)
Walmart Inc.
2.38%, 09/24/29	$77	$72,677
3.25%, 07/08/29	190	185,862
3.70%, 06/26/28	235	234,702
3.90%, 04/15/28	195	195,630
4.00%, 04/15/30	140	140,868
4.10%, 04/28/27	115	115,526
4.10%, 04/15/33	320	314,230
4.15%, 09/09/32	270	267,760
4.35%, 04/28/30	145	147,087
4.90%, 04/28/35	235	238,768
5.88%, 04/05/27	20	20,650
7.55%, 02/15/30	130	148,825
		23,947,295
Semiconductors — 0.8%
Advanced Micro Devices Inc.
3.92%, 06/01/32	115	111,810
4.32%, 03/24/28	115	116,149
Analog Devices Inc.
1.70%, 10/01/28	155	144,803
2.10%, 10/01/31	235	207,552
3.45%, 06/15/27	170	168,665
3.50%, 12/05/26	240	238,574
4.25%, 06/15/28	170	171,300
4.50%, 06/15/30	155	157,078
5.05%, 04/01/34	115	118,306
Applied Materials Inc.
1.75%, 06/01/30	134	120,226
3.30%, 04/01/27	267	264,596
4.80%, 06/15/29	140	143,774
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	245	241,755
3.88%, 01/15/27	631	628,358
Broadcom Inc.
1.95%, 02/15/28(b)	165	156,918
2.45%, 02/15/31(b)	530	479,029
2.60%, 02/15/33(b)	295	254,736
3.42%, 04/15/33(b)	510	464,501
3.46%, 09/15/26	170	168,744
3.47%, 04/15/34(b)	715	640,273
4.00%, 04/15/29(b)	171	169,743
4.11%, 09/15/28	255	254,848
4.15%, 02/15/28	230	230,185
4.15%, 11/15/30	450	445,569
4.15%, 04/15/32(b)	155	150,061
4.30%, 11/15/32	475	462,629
4.35%, 02/15/30	290	290,486
4.60%, 07/15/30	255	257,499
4.75%, 04/15/29	361	367,440
4.80%, 04/15/28	140	142,562
4.80%, 10/15/34	410	405,306
4.90%, 07/15/32	350	354,134
5.00%, 04/15/30	166	170,713
5.05%, 07/12/27	275	279,347
5.05%, 07/12/29	485	498,598
5.05%, 04/15/30	125	128,766
5.15%, 11/15/31	265	273,926
5.20%, 04/15/32	155	159,987
5.20%, 07/15/35	550	555,280
Series ., 4.55%, 02/15/32	205	204,210
85
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Intel Corp.
1.60%, 08/12/28	$195	$180,831
2.00%, 08/12/31	300	259,834
2.45%, 11/15/29	416	383,454
3.15%, 05/11/27	234	229,454
3.75%, 03/25/27	231	228,817
3.75%, 08/05/27	270	267,260
3.90%, 03/25/30	344	335,129
4.00%, 08/05/29	200	197,024
4.00%, 12/15/32	115	107,965
4.15%, 08/05/32	285	271,116
4.88%, 02/10/28	375	379,760
5.00%, 02/21/31	90	91,715
5.13%, 02/10/30	265	271,453
5.15%, 02/21/34(a)	200	199,805
5.20%, 02/10/33(a)	480	483,333
KLA Corp.
4.10%, 03/15/29	254	254,383
4.65%, 07/15/32	210	211,811
4.70%, 02/01/34	110	109,760
Lam Research Corp.
1.90%, 06/15/30	200	180,689
4.00%, 03/15/29	225	224,875
Marvell Technology Inc.
2.45%, 04/15/28	185	177,133
2.95%, 04/15/31	170	156,119
4.75%, 07/15/30	75	75,707
4.88%, 06/22/28	100	101,418
5.45%, 07/15/35	75	76,262
5.75%, 02/15/29	125	130,474
5.95%, 09/15/33	120	127,474
Microchip Technology Inc.
4.90%, 03/15/28	125	126,781
5.05%, 03/15/29	315	321,143
5.05%, 02/15/30	115	117,329
Micron Technology Inc.
2.70%, 04/15/32	230	202,295
4.66%, 02/15/30	200	201,136
5.30%, 01/15/31	145	149,536
5.33%, 02/06/29	205	210,749
5.38%, 04/15/28	175	180,301
5.65%, 11/01/32	20	20,889
5.80%, 01/15/35	220	227,423
5.88%, 02/09/33	230	241,702
5.88%, 09/15/33	215	226,112
6.75%, 11/01/29	250	271,248
NVIDIA Corp.
1.55%, 06/15/28	285	268,448
2.00%, 06/15/31	360	322,352
2.85%, 04/01/30	314	300,239
3.20%, 09/16/26	245	243,042
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	223	200,002
2.65%, 02/15/32	225	198,193
3.15%, 05/01/27	100	98,276
3.40%, 05/01/30	230	220,076
4.30%, 08/19/28	65	65,131
4.30%, 06/18/29	215	214,680
4.40%, 06/01/27	115	115,279
4.85%, 08/19/32	75	74,953
5.00%, 01/15/33	215	215,286
Security	Par (000)	Value
Semiconductors (continued)
5.25%, 08/19/35	$125	$124,241
5.55%, 12/01/28	123	127,436
Qorvo Inc., 4.38%, 10/15/29	195	191,136
Qualcomm Inc.
1.30%, 05/20/28	223	208,477
1.65%, 05/20/32	275	231,235
2.15%, 05/20/30	240	220,232
3.25%, 05/20/27	458	453,455
4.25%, 05/20/32	85	84,459
4.50%, 05/20/30	100	101,597
4.75%, 05/20/32	115	117,011
5.40%, 05/20/33	165	174,318
QUALCOMM Inc., 5.00%, 05/20/35	155	156,476
Skyworks Solutions Inc., 3.00%, 06/01/31	120	108,112
Texas Instruments Inc.
1.13%, 09/15/26	140	136,052
1.75%, 05/04/30	170	153,277
1.90%, 09/15/31	150	131,889
2.25%, 09/04/29	220	205,835
2.90%, 11/03/27	106	103,866
3.65%, 08/16/32	100	95,149
4.50%, 05/23/30	100	101,556
4.60%, 02/08/27	150	151,446
4.60%, 02/15/28	185	188,047
4.60%, 02/08/29	95	97,091
4.85%, 02/08/34	135	137,423
4.90%, 03/14/33	205	210,189
5.10%, 05/23/35	125	127,709
TSMC Arizona Corp.
1.75%, 10/25/26	270	262,878
2.50%, 10/25/31	295	267,965
3.88%, 04/22/27	200	199,787
4.13%, 04/22/29	25	25,075
4.25%, 04/22/32	205	204,131
Xilinx Inc., 2.38%, 06/01/30	197	182,318
		26,823,960
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	40	37,491
3.48%, 12/01/27	150	147,382
4.20%, 05/01/30	130	128,290
5.35%, 01/15/30	110	113,470
5.75%, 01/15/35	110	114,130
		540,763
Software — 0.7%
Adobe Inc.
2.15%, 02/01/27	225	219,725
2.30%, 02/01/30	312	289,929
4.80%, 04/04/29	245	251,905
4.85%, 04/04/27	125	126,847
4.95%, 01/17/30	10	10,377
4.95%, 04/04/34	130	132,989
5.30%, 01/17/35	10	10,448
AppLovin Corp.
5.13%, 12/01/29	225	229,895
5.38%, 12/01/31	70	72,002
5.50%, 12/01/34	220	224,230
Atlassian Corp.
5.25%, 05/15/29	85	87,518
5.50%, 05/15/34	125	127,800
Schedule of Investments
86

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Autodesk Inc.
2.40%, 12/15/31	$210	$184,956
2.85%, 01/15/30	133	125,556
3.50%, 06/15/27	120	118,657
5.30%, 06/15/35	100	101,802
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	240	216,208
2.90%, 12/01/29	182	172,190
Cadence Design Systems Inc.
4.20%, 09/10/27	60	60,210
4.30%, 09/10/29	155	155,883
4.70%, 09/10/34	190	188,005
Concentrix Corp.
6.60%, 08/02/28(a)	168	177,719
6.85%, 08/02/33(a)	117	123,004
Electronic Arts Inc., 1.85%, 02/15/31	210	184,391
Fidelity National Information Services Inc.
1.65%, 03/01/28	140	131,810
2.25%, 03/01/31	35	31,073
3.75%, 05/21/29	120	117,697
5.10%, 07/15/32	153	156,267
Fiserv Inc.
2.25%, 06/01/27	241	233,447
2.65%, 06/01/30	227	209,636
3.50%, 07/01/29	624	605,438
4.20%, 10/01/28	260	259,719
4.55%, 02/15/31	80	79,973
4.75%, 03/15/30	185	187,594
5.15%, 03/15/27	185	187,377
5.15%, 08/12/34	195	195,415
5.25%, 08/11/35	150	149,472
5.35%, 03/15/31	160	166,465
5.38%, 08/21/28	170	175,274
5.45%, 03/02/28	175	179,936
5.45%, 03/15/34	160	163,912
5.60%, 03/02/33	200	207,403
5.63%, 08/21/33	290	301,036
Intuit Inc.
1.35%, 07/15/27	148	141,282
1.65%, 07/15/30	125	111,263
5.13%, 09/15/28	125	129,183
5.20%, 09/15/33	265	274,544
5.25%, 09/15/26	165	166,718
Microsoft Corp.
1.35%, 09/15/30	125	110,706
3.30%, 02/06/27	903	896,320
3.40%, 09/15/26	176	175,218
3.40%, 06/15/27	100	99,669
3.50%, 02/12/35	10	9,386
MSCI Inc., 5.25%, 09/01/35	45	44,674
Oracle Corp.
2.30%, 03/25/28	450	429,765
2.80%, 04/01/27	481	470,812
2.88%, 03/25/31	705	646,533
2.95%, 04/01/30	695	654,002
3.25%, 11/15/27	603	591,229
3.25%, 05/15/30	110	104,740
3.90%, 05/15/35	470	423,465
4.20%, 09/27/29	335	334,153
4.30%, 07/08/34	435	411,864
4.50%, 05/06/28	100	100,842
Security	Par (000)	Value
Software (continued)
4.65%, 05/06/30	$175	$177,305
4.70%, 09/27/34	415	400,763
4.80%, 08/03/28	370	376,814
4.90%, 02/06/33	335	334,857
5.25%, 02/03/32	235	241,625
6.15%, 11/09/29	275	293,871
6.25%, 11/09/32	520	561,630
Paychex Inc.
5.10%, 04/15/30	140	144,063
5.35%, 04/15/32	170	175,670
5.60%, 04/15/35	300	309,917
Roper Technologies Inc.
1.40%, 09/15/27	175	165,737
1.75%, 02/15/31	230	199,486
2.00%, 06/30/30	110	98,717
2.95%, 09/15/29	176	167,873
3.80%, 12/15/26	165	164,012
4.20%, 09/15/28	205	205,293
4.25%, 09/15/28	40	40,148
4.45%, 09/15/30	75	75,156
4.50%, 10/15/29	85	85,687
4.75%, 02/15/32	145	145,754
4.90%, 10/15/34	200	197,787
5.10%, 09/15/35	100	99,751
Salesforce Inc.
1.50%, 07/15/28	300	281,113
1.95%, 07/15/31	355	314,415
3.70%, 04/11/28	327	325,849
ServiceNow Inc., 1.40%, 09/01/30	293	256,627
Synopsys Inc.
4.55%, 04/01/27	345	346,968
4.65%, 04/01/28	165	167,161
4.85%, 04/01/30	315	321,323
5.00%, 04/01/32	330	336,526
5.15%, 04/01/35	530	534,306
Take-Two Interactive Software Inc.
3.70%, 04/14/27	150	148,893
4.00%, 04/14/32	115	109,668
4.95%, 03/28/28	190	193,583
5.40%, 06/12/29	65	67,449
5.60%, 06/12/34	70	72,672
VMware LLC
1.80%, 08/15/28	200	186,970
2.20%, 08/15/31	335	293,837
3.90%, 08/21/27	279	277,544
4.65%, 05/15/27	123	123,754
4.70%, 05/15/30	175	177,071
Workday Inc.
3.50%, 04/01/27	215	212,884
3.70%, 04/01/29	180	177,233
3.80%, 04/01/32	275	260,730
		23,506,050
Telecommunications — 1.0%
America Movil SAB de CV
2.88%, 05/07/30	230	214,486
3.63%, 04/22/29	110	107,320
4.70%, 07/21/32	200	198,431
6.38%, 03/01/35	35	38,190
AT&T Inc.
1.65%, 02/01/28	505	476,477
2.25%, 02/01/32	590	510,863
87
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
2.30%, 06/01/27	$540	$523,004
2.55%, 12/01/33	765	643,409
2.75%, 06/01/31	644	588,852
3.80%, 02/15/27	212	210,912
4.10%, 02/15/28	400	399,559
4.25%, 03/01/27	346	346,216
4.30%, 02/15/30	648	648,196
4.35%, 03/01/29	46	46,187
4.50%, 05/15/35	500	477,641
4.70%, 08/15/30	265	268,856
5.38%, 08/15/35	250	254,674
5.40%, 02/15/34	620	638,116
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33(a)	175	176,651
5.20%, 02/15/34	145	145,411
Series US-5, 2.15%, 02/15/32	135	115,411
British Telecommunications PLC
5.13%, 12/04/28	25	25,619
9.63%, 12/15/30	615	757,084
Cisco Systems Inc.
2.50%, 09/20/26	390	384,126
4.55%, 02/24/28	250	253,757
4.75%, 02/24/30	225	230,931
4.80%, 02/26/27	415	420,372
4.85%, 02/26/29	530	544,306
4.95%, 02/26/31	490	507,143
4.95%, 02/24/32	225	232,259
5.05%, 02/26/34	535	549,347
5.10%, 02/24/35	260	266,115
Deutsche Telekom International Finance BV
8.75%, 06/15/30(d)	797	942,900
9.25%, 06/01/32	110	137,672
Juniper Networks Inc.
2.00%, 12/10/30	100	87,672
3.75%, 08/15/29	135	131,922
Koninklijke KPN NV, 8.38%, 10/01/30	165	193,558
Motorola Solutions Inc.
2.30%, 11/15/30	121	108,741
2.75%, 05/24/31	185	168,493
4.60%, 02/23/28	180	181,863
4.60%, 05/23/29	173	174,779
4.85%, 08/15/30	95	96,788
5.00%, 04/15/29	85	86,933
5.20%, 08/15/32	75	76,795
5.40%, 04/15/34	190	194,969
5.55%, 08/15/35	75	77,305
5.60%, 06/01/32	135	141,072
Nokia OYJ, 4.38%, 06/12/27	110	109,212
Orange SA, 9.00%, 03/01/31	555	676,001
Rogers Communications Inc.
2.90%, 11/15/26	155	152,271
3.20%, 03/15/27	220	216,490
3.80%, 03/15/32	415	389,219
5.00%, 02/15/29	210	214,255
5.30%, 02/15/34	285	286,872
Sprint Capital Corp.
6.88%, 11/15/28	560	602,358
8.75%, 03/15/32	445	539,762
Telefonica Emisiones SA, 4.10%, 03/08/27	281	280,141
Telefonica Europe BV, 8.25%, 09/15/30	290	335,285
Security	Par (000)	Value
Telecommunications (continued)
TELUS Corp.
2.80%, 02/16/27	$155	$151,801
3.40%, 05/13/32	210	192,452
3.70%, 09/15/27	105	103,962
T-Mobile USA Inc.
2.05%, 02/15/28	70	66,612
2.25%, 11/15/31	220	192,539
2.40%, 03/15/29	105	98,670
2.55%, 02/15/31	530	479,624
2.63%, 02/15/29	232	219,878
2.70%, 03/15/32	205	181,596
2.88%, 02/15/31	215	197,521
3.38%, 04/15/29	535	518,376
3.50%, 04/15/31	520	492,233
3.75%, 04/15/27	862	856,270
3.88%, 04/15/30	1,473	1,442,492
4.20%, 10/01/29	170	169,911
4.70%, 01/15/35	175	169,541
4.75%, 02/01/28	300	300,609
4.80%, 07/15/28	215	218,990
4.85%, 01/15/29	235	239,651
4.95%, 03/15/28	225	229,135
5.05%, 07/15/33	555	560,799
5.13%, 05/15/32	270	276,489
5.15%, 04/15/34	265	267,775
5.20%, 01/15/33	285	290,313
5.30%, 05/15/35	350	353,340
5.38%, 04/15/27	55	55,000
5.75%, 01/15/34	230	241,205
Verizon Communications Inc.
1.50%, 09/18/30	245	213,583
1.68%, 10/30/30	310	271,839
1.75%, 01/20/31	517	450,837
2.10%, 03/22/28	517	492,051
2.36%, 03/15/32	913	792,486
2.55%, 03/21/31	810	734,568
3.00%, 03/22/27	177	173,969
3.15%, 03/22/30	343	327,408
3.88%, 02/08/29	240	238,261
4.02%, 12/03/29	846	839,046
4.13%, 03/16/27	50	50,049
4.33%, 09/21/28	820	825,434
4.40%, 11/01/34	400	381,475
4.50%, 08/10/33	455	444,348
4.78%, 02/15/35	160	155,932
5.05%, 05/09/33	240	244,015
5.25%, 04/02/35	380	383,026
6.40%, 09/15/33	95	104,391
7.75%, 12/01/30	155	178,808
Vodafone Group PLC
6.25%, 11/30/32	125	135,233
7.88%, 02/15/30	105	119,996
		33,926,788
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	100	98,453
3.55%, 11/19/26	160	158,346
3.90%, 11/19/29	210	204,532
6.05%, 05/14/34	115	119,535
		580,866
Schedule of Investments
88

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	$166	$164,085
Canadian National Railway Co.
3.85%, 08/05/32	205	195,992
4.38%, 09/18/34	145	140,858
5.85%, 11/01/33	60	64,947
6.25%, 08/01/34	110	121,629
6.90%, 07/15/28	105	113,076
Canadian Pacific Railway Co.
1.75%, 12/02/26	265	257,486
2.05%, 03/05/30	115	104,699
2.45%, 12/02/31	325	287,987
2.88%, 11/15/29	95	90,268
4.00%, 06/01/28	137	136,817
4.80%, 03/30/30	125	127,987
5.20%, 03/30/35	145	147,790
7.13%, 10/15/31	90	102,315
CH Robinson Worldwide Inc., 4.20%, 04/15/28	150	150,100
CSX Corp.
2.40%, 02/15/30	120	111,542
2.60%, 11/01/26	240	235,946
3.25%, 06/01/27	215	212,085
3.80%, 03/01/28	175	174,094
4.10%, 11/15/32	235	228,521
4.25%, 03/15/29	235	235,944
5.05%, 06/15/35	125	126,172
5.20%, 11/15/33	140	144,895
FedEx Corp.
2.40%, 05/15/31	135	121,094
2.40%, 05/15/31(b)	10	8,887
3.10%, 08/05/29	180	172,577
3.40%, 02/15/28(b)	50	49,188
3.90%, 02/01/35(b)	75	67,666
4.25%, 05/15/30	155	155,591
4.90%, 01/15/34(b)	30	29,140
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	4	3,180
Kirby Corp., 4.20%, 03/01/28	121	120,781
Norfolk Southern Corp.
2.30%, 05/15/31	125	112,422
2.55%, 11/01/29	84	79,044
3.00%, 03/15/32	135	122,931
3.15%, 06/01/27	85	83,697
3.80%, 08/01/28	135	134,384
4.45%, 03/01/33	115	113,235
5.05%, 08/01/30	160	165,813
5.10%, 05/01/35	100	101,060
5.55%, 03/15/34	90	94,351
7.80%, 05/15/27	80	84,792
Ryder System Inc.
1.75%, 09/01/26	70	68,201
2.85%, 03/01/27	105	102,901
2.90%, 12/01/26	127	124,786
4.30%, 06/15/27	80	80,103
4.85%, 06/15/30(a)	75	76,432
4.90%, 12/01/29	80	81,606
4.95%, 09/01/29	45	46,001
5.00%, 03/15/30	75	76,774
5.25%, 06/01/28	145	148,944
5.30%, 03/15/27	55	55,808
5.38%, 03/15/29	105	108,565
5.50%, 06/01/29	60	62,522
Security	Par (000)	Value
Transportation (continued)
5.65%, 03/01/28	$110	$113,784
6.30%, 12/01/28	100	106,478
6.60%, 12/01/33	140	154,986
Union Pacific Corp.
2.15%, 02/05/27	185	180,272
2.38%, 05/20/31	225	204,607
2.40%, 02/05/30	177	164,873
2.80%, 02/14/32	317	287,706
3.00%, 04/15/27	120	118,037
3.70%, 03/01/29	181	178,779
3.95%, 09/10/28	239	238,765
4.50%, 01/20/33	200	198,969
5.10%, 02/20/35	210	213,741
6.63%, 02/01/29	85	91,685
United Parcel Service Inc.
2.40%, 11/15/26	166	162,877
2.50%, 09/01/29	112	105,485
3.05%, 11/15/27	225	221,093
3.40%, 03/15/29	174	170,764
4.45%, 04/01/30	203	206,424
4.65%, 10/15/30	100	102,146
4.88%, 03/03/33	205	209,191
5.15%, 05/22/34	205	211,141
5.25%, 05/14/35	105	107,542
Walmart Inc.
1.05%, 09/17/26	310	300,994
1.50%, 09/22/28	377	352,412
1.80%, 09/22/31	455	400,063
3.95%, 09/09/27	259	259,802
		11,590,327
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	115	99,603
3.25%, 09/15/26	97	95,708
3.50%, 03/15/28	47	46,089
3.50%, 06/01/32	100	92,011
3.85%, 03/30/27	122	121,033
4.00%, 06/30/30	120	117,812
4.55%, 11/07/28	100	100,596
4.70%, 04/01/29	128	129,425
4.90%, 03/15/33	85	84,954
5.40%, 03/15/27	70	71,044
5.45%, 09/15/33	120	123,075
5.50%, 06/15/35	80	81,427
6.05%, 03/15/34	110	117,148
6.90%, 05/01/34	85	94,835
		1,374,760
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26	95	92,834
3.38%, 01/20/27(a)	75	73,266
6.00%, 06/16/30	55	55,816
		221,916
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	165	147,045
2.80%, 05/01/30	177	166,187
2.95%, 09/01/27	124	121,446
3.45%, 06/01/29	142	138,695
3.75%, 09/01/28	207	205,496
89
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
4.45%, 06/01/32	$165	$164,143
5.15%, 03/01/34	110	112,494
5.25%, 03/01/35	180	183,293
Essential Utilities Inc.
2.40%, 05/01/31	115	102,661
2.70%, 04/15/30	146	135,566
3.57%, 05/01/29	162	157,589
4.80%, 08/15/27	135	136,464
5.25%, 08/15/35	50	49,739
5.38%, 01/15/34	85	86,545
United Utilities PLC, 6.88%, 08/15/28	55	58,737
		1,966,100
Total Corporate Bonds & Notes — 29.6% (Cost: $1,045,711,615)		1,047,665,225
Foreign Government Obligations(e)
Canada — 0.5%
Canada Government International Bonds
3.75%, 04/26/28	910	913,147
4.00%, 03/18/30	445	450,527
4.63%, 04/30/29	700	722,958
Export Development Canada
3.00%, 05/25/27	240	236,962
3.75%, 09/07/27	400	400,364
3.88%, 02/14/28	635	638,410
4.00%, 06/20/30	690	697,883
4.13%, 02/13/29	715	725,851
4.75%, 06/05/34	210	218,330
Hydro-Quebec, Series HH, 8.50%, 12/01/29	75	88,082
Province of Alberta Canada
1.30%, 07/22/30	260	230,763
3.30%, 03/15/28	640	633,049
4.50%, 06/26/29	250	256,168
4.50%, 01/24/34	260	261,322
Province of British Columbia Canada
1.30%, 01/29/31	890	776,417
4.20%, 07/06/33	475	470,802
4.70%, 01/24/28	700	715,581
4.75%, 06/12/34	415	423,052
4.80%, 11/15/28	400	412,654
4.80%, 06/11/35	510	518,431
4.90%, 04/24/29	525	544,993
Province of Manitoba Canada
1.50%, 10/25/28	200	186,562
4.30%, 07/27/33	250	248,701
4.90%, 05/31/34	190	195,509
Province of New Brunswick Canada, 3.63%, 02/24/28	125	124,425
Province of Ontario Canada
1.05%, 05/21/27	250	238,575
1.13%, 10/07/30	470	410,671
1.60%, 02/25/31	555	491,872
1.80%, 10/14/31	165	144,943
2.00%, 10/02/29	200	186,591
2.13%, 01/21/32	350	310,711
3.10%, 05/19/27	425	420,011
3.70%, 09/17/29	500	498,405
4.20%, 01/18/29	655	664,503
4.70%, 01/15/30	65	67,276
Security	Par (000)	Value
Canada (continued)
4.85%, 06/11/35	$445	$454,853
5.05%, 04/24/34	315	328,570
Province of Quebec Canada
1.35%, 05/28/30	145	129,388
1.90%, 04/21/31	100	89,457
2.75%, 04/12/27	325	319,404
3.63%, 04/13/28	680	678,264
4.25%, 09/05/34	445	436,973
4.50%, 04/03/29	805	824,798
4.50%, 09/08/33	305	308,097
4.63%, 08/28/35	550	551,071
Series PD, 7.50%, 09/15/29	317	360,243
		19,005,619
Chile — 0.1%
Chile Government International Bonds
2.45%, 01/31/31	355	320,910
2.55%, 01/27/32	360	318,876
2.55%, 07/27/33	490	417,912
2.75%, 01/31/27	400	392,103
3.24%, 02/06/28	450	440,197
3.50%, 01/31/34	335	303,888
4.85%, 01/22/29	445	454,235
		2,648,121
Indonesia — 0.1%
Indonesia Government International Bonds
1.85%, 03/12/31	60	52,295
2.15%, 07/28/31	300	263,346
2.85%, 02/14/30	400	376,666
3.40%, 09/18/29	40	38,845
3.50%, 01/11/28	135	133,205
3.55%, 03/31/32	280	262,879
3.85%, 10/15/30	395	386,797
4.10%, 04/24/28	350	350,137
4.15%, 09/20/27	515	515,542
4.40%, 03/10/29	20	20,139
4.55%, 01/11/28	240	242,165
4.65%, 09/20/32	325	324,707
4.70%, 02/10/34	120	118,985
4.75%, 02/11/29	340	345,784
4.75%, 09/10/34	215	213,221
4.85%, 01/11/33	295	296,787
5.25%, 01/15/30	40	41,599
5.60%, 01/15/35	240	252,302
		4,235,401
Israel — 0.1%
Israel Government International Bonds
2.75%, 07/03/30	420	383,974
3.25%, 01/17/28	40	38,896
4.50%, 01/17/33	445	429,311
5.38%, 03/12/29	495	506,591
5.38%, 02/19/30	500	513,282
5.50%, 03/12/34	645	656,448
5.63%, 02/19/35	500	511,552
State of Israel, 2.50%, 01/15/30	250	228,369
		3,268,423
Italy — 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	410	390,211
5.38%, 06/15/33	5	5,286
		395,497
Schedule of Investments
90

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan — 0.1%
Japan Bank for International Cooperation
1.25%, 01/21/31	$335	$290,966
1.88%, 04/15/31	660	589,920
2.00%, 10/17/29	210	195,151
2.13%, 02/16/29	255	240,951
2.25%, 11/04/26	350	343,100
2.75%, 11/16/27	305	298,099
2.88%, 06/01/27	305	299,914
2.88%, 07/21/27	240	235,682
3.25%, 07/20/28	200	197,115
3.50%, 10/31/28	205	203,158
4.38%, 10/05/27	205	207,249
4.38%, 01/24/31	250	254,640
4.63%, 07/22/27	310	314,196
4.63%, 07/19/28	325	332,463
4.63%, 04/17/34	215	218,893
4.88%, 10/18/28	45	46,458
Japan International Cooperation Agency
1.00%, 07/22/30	200	173,187
2.75%, 04/27/27	200	196,055
3.25%, 05/25/27	200	197,618
3.38%, 06/12/28	210	207,199
4.00%, 05/23/28	100	100,350
4.75%, 05/21/29	210	215,964
		5,358,328
Mexico — 0.2%
Mexico Government International Bonds
2.66%, 05/24/31	770	678,112
3.25%, 04/16/30	495	462,956
3.50%, 02/12/34	635	541,717
3.75%, 01/11/28	410	403,819
4.15%, 03/28/27	492	490,089
4.50%, 04/22/29	670	667,379
4.75%, 04/27/32	540	520,361
4.88%, 05/19/33	500	477,382
5.00%, 05/07/29	220	222,630
5.40%, 02/09/28	275	280,619
5.85%, 07/02/32	400	408,329
6.35%, 02/09/35	550	568,706
6.75%, 09/27/34	350	375,386
7.50%, 04/08/33	305	341,498
8.30%, 08/15/31	232	275,852
		6,714,835
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	525	414,934
3.16%, 01/23/30	325	298,725
3.30%, 01/19/33	220	185,464
3.88%, 03/17/28	205	200,557
6.40%, 02/14/35	485	487,816
7.50%, 03/01/31	230	249,884
8.88%, 09/30/27	310	335,659
9.38%, 04/01/29	280	316,399
		2,489,438
Peru — 0.1%
Peru Government International Bonds
1.86%, 12/01/32	310	252,975
2.78%, 01/23/31	665	608,791
2.84%, 06/20/30	210	196,270
3.00%, 01/15/34	500	428,901
Security	Par (000)	Value
Peru (continued)
4.13%, 08/25/27(a)	$195	$195,619
5.38%, 02/08/35	160	161,825
8.75%, 11/21/33	460	571,797
		2,416,178
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bonds, 8.60%, 06/15/27	10	10,761
Philippines Government International Bonds
1.65%, 06/10/31	370	319,740
1.95%, 01/06/32	250	214,714
2.46%, 05/05/30	305	281,631
3.00%, 02/01/28	470	456,712
3.23%, 03/29/27	115	113,251
3.56%, 09/29/32	45	42,252
3.75%, 01/14/29	355	349,000
4.38%, 03/05/30	40	40,377
4.63%, 07/17/28	200	202,689
4.75%, 03/05/35	10	9,952
5.00%, 07/17/33	380	387,592
5.17%, 10/13/27	120	122,336
5.25%, 05/14/34	120	123,755
5.50%, 02/04/35	250	263,266
5.61%, 04/13/33	275	291,350
6.38%, 01/15/32	205	225,562
6.38%, 10/23/34	400	445,575
7.75%, 01/14/31	250	290,616
9.50%, 02/02/30	492	593,542
		4,784,673
Poland — 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/29	340	345,020
4.88%, 02/12/30	675	693,328
4.88%, 10/04/33	550	550,856
5.13%, 09/18/34	625	629,856
5.38%, 02/12/35	645	659,399
5.50%, 11/16/27	170	175,548
5.75%, 11/16/32	355	376,428
		3,430,435
South Korea — 0.2%
Export-Import Bank of Korea
1.25%, 09/21/30	215	188,270
1.38%, 02/09/31	550	479,794
1.63%, 01/18/27	220	213,284
2.13%, 01/18/32	35	30,548
2.38%, 04/21/27	175	170,750
4.00%, 09/11/27	45	45,064
4.00%, 09/11/29	115	115,037
4.13%, 10/17/27	10	10,041
4.25%, 09/15/27	235	236,383
4.50%, 01/11/29	205	208,150
4.50%, 09/15/32	200	200,756
4.63%, 01/11/34	200	201,689
5.00%, 01/11/28	185	189,399
5.13%, 09/18/28	295	304,893
5.13%, 01/11/33	390	405,150
5.13%, 09/18/33	30	31,266
Korea Development Bank (The)
1.38%, 04/25/27	50	47,978
4.25%, 09/08/32	200	197,611
4.38%, 02/15/33	320	317,407
91
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
4.50%, 02/15/29	$200	$203,281
4.63%, 02/15/27	400	403,818
5.38%, 10/23/28	185	192,770
5.63%, 10/23/33	325	349,618
Korea International Bonds
1.00%, 09/16/30	70	61,029
1.75%, 10/15/31	25	22,061
2.50%, 06/19/29	245	233,477
2.75%, 01/19/27	320	315,378
3.50%, 09/20/28	205	202,898
4.50%, 07/03/29	240	245,576
		5,823,376
Supranational — 2.2%
African Development Bank
3.50%, 09/18/29	535	530,944
3.88%, 06/12/28	30	30,198
4.00%, 03/18/30	510	515,775
4.13%, 02/25/27	575	577,891
4.38%, 11/03/27	610	618,893
4.38%, 03/14/28	535	544,521
4.50%, 06/12/35	265	269,504
4.63%, 01/04/27	620	626,554
Asian Development Bank
0.75%, 10/08/30	240	206,726
1.25%, 06/09/28	345	323,568
1.50%, 01/20/27	925	896,683
1.50%, 03/04/31	420	372,292
1.75%, 09/19/29	403	373,953
1.88%, 03/15/29	155	145,893
1.88%, 01/24/30	507	469,634
2.38%, 08/10/27	25	24,393
2.50%, 11/02/27	379	369,798
2.63%, 01/12/27	325	320,003
2.75%, 01/19/28	450	441,017
3.13%, 08/20/27	1,150	1,137,984
3.13%, 09/26/28	275	270,946
3.13%, 04/27/32	192	182,646
3.63%, 08/28/29	925	923,641
3.75%, 04/25/28	810	812,487
3.75%, 08/28/30	315	315,257
3.88%, 09/28/32	220	218,476
3.88%, 06/14/33	515	509,201
4.00%, 01/12/33	510	509,348
4.13%, 01/12/27	340	341,475
4.13%, 05/30/30	360	366,256
4.13%, 01/12/34	500	498,693
4.38%, 01/14/28	35	35,588
4.38%, 03/06/29	855	875,272
4.38%, 03/22/35	655	661,722
4.50%, 08/25/28	840	860,602
5.82%, 06/16/28	185	195,229
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	185	185,278
4.00%, 01/18/28	240	241,991
4.13%, 01/18/29	595	603,532
4.25%, 03/13/34	445	447,023
4.50%, 01/16/30	290	299,132
4.50%, 05/21/35	105	107,238
4.88%, 09/14/26	165	166,652
Corp. Andina de Fomento
4.13%, 01/07/28	170	170,630
Security	Par (000)	Value
Supranational (continued)
5.00%, 01/24/29	$280	$288,782
5.00%, 01/22/30	200	207,459
6.00%, 04/26/27	330	340,054
Council of Europe Development Bank
0.88%, 09/22/26	25	24,234
3.63%, 01/26/28	30	29,985
3.63%, 05/08/28	5	5,000
4.13%, 01/24/29	270	274,019
4.50%, 01/15/30	155	159,842
4.63%, 06/11/27	150	152,238
European Bank for Reconstruction & Development
4.13%, 01/25/29	900	913,845
4.25%, 03/13/34	430	431,501
4.38%, 03/09/28	445	452,876
European Investment Bank
0.63%, 10/21/27	200	187,641
0.75%, 10/26/26	650	627,702
0.75%, 09/23/30	175	151,173
0.88%, 05/17/30	340	298,768
1.25%, 02/14/31	965	846,271
1.38%, 03/15/27	1,115	1,076,200
1.63%, 10/09/29	170	156,909
1.63%, 05/13/31	110	97,908
1.75%, 03/15/29	665	623,518
2.38%, 05/24/27	499	487,927
3.25%, 11/15/27	560	555,344
3.63%, 07/15/30	880	876,362
3.75%, 11/15/29	1,000	1,002,920
3.75%, 02/14/33	1,150	1,133,036
3.88%, 03/15/28	1,320	1,328,396
3.88%, 10/15/30	310	312,035
4.00%, 02/15/29	1,065	1,077,398
4.13%, 02/13/34	960	958,845
4.25%, 08/16/32	335	340,626
4.38%, 03/19/27	900	908,694
4.38%, 10/10/31	910	937,620
4.50%, 10/16/28	935	959,163
4.50%, 03/14/30	1,210	1,250,158
4.63%, 02/12/35	770	793,531
4.75%, 06/15/29	1,100	1,142,340
Inter-American Development Bank
0.63%, 09/16/27	360	338,572
1.13%, 07/20/28	740	689,512
1.13%, 01/13/31	970	845,424
1.50%, 01/13/27	765	741,809
2.25%, 06/18/29	668	634,629
2.38%, 07/07/27	646	630,760
3.13%, 09/18/28	705	694,650
3.50%, 09/14/29	680	675,426
3.50%, 04/12/33	575	554,731
3.63%, 09/17/31	495	488,575
3.75%, 06/14/30	100	100,099
4.00%, 01/12/28	720	725,715
4.13%, 02/15/29	920	933,934
4.38%, 02/01/27	370	372,890
4.38%, 07/17/34	605	612,650
4.38%, 07/16/35	460	462,975
4.50%, 02/15/30	250	258,028
4.50%, 09/13/33	495	509,001
Inter-American Investment Corp.
3.63%, 02/17/27	135	134,530
Schedule of Investments
92

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.13%, 02/15/28	$45	$45,406
4.25%, 02/14/29	225	228,408
4.25%, 04/01/30	220	223,808
4.75%, 09/19/28	115	118,301
International Bank for Reconstruction & Development
0.75%, 11/24/27	1,150	1,079,014
0.75%, 08/26/30	875	756,972
0.88%, 05/14/30	1,180	1,036,529
1.13%, 09/13/28	1,160	1,076,993
1.25%, 02/10/31	973	851,745
1.38%, 04/20/28	1,165	1,099,498
1.63%, 11/03/31	1,365	1,197,282
1.75%, 10/23/29	719	665,798
1.88%, 10/27/26	425	415,624
2.50%, 11/22/27	480	468,219
2.50%, 03/29/32	315	288,634
3.13%, 06/15/27	965	955,480
3.50%, 07/12/28	1,185	1,180,894
3.63%, 05/05/28	30	30,009
3.63%, 09/21/29	635	633,520
3.88%, 10/16/29	410	412,865
3.88%, 02/14/30	1,240	1,248,380
3.88%, 08/28/34	965	941,692
4.00%, 07/25/30	650	657,559
4.00%, 01/10/31	1,210	1,222,221
4.00%, 05/06/32	590	591,081
4.13%, 03/20/30	720	732,263
4.38%, 08/27/35	1,280	1,288,570
4.50%, 04/10/31	600	620,476
4.63%, 08/01/28	885	908,933
4.63%, 01/15/32	1,285	1,334,234
4.75%, 11/14/33	840	878,552
Series GDIF, 4.75%, 07/30/29	25	25,060
Series GDIF, 5.17%, 04/24/29	25	25,197
Series GDIF, 5.75%, 05/02/34	25	25,234
International Finance Corp.
0.75%, 10/08/26	360	348,062
0.75%, 08/27/30	750	648,809
4.25%, 07/02/29	440	448,951
4.38%, 01/15/27	170	171,294
4.50%, 01/21/28	55	56,087
4.50%, 07/13/28	370	378,698
Nordic Investment Bank
3.38%, 09/08/27	97	96,428
3.75%, 05/09/30	200	200,249
4.25%, 02/28/29	120	122,306
4.38%, 03/14/28	155	157,727
		76,301,831
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	225	219,505
3.75%, 09/13/27	300	299,968
4.13%, 06/14/28	265	267,822
4.25%, 02/01/29	220	223,515
4.88%, 09/14/26	55	55,516
4.88%, 10/04/30	330	345,363
		1,411,689
Security	Par (000)	Value
Uruguay — 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	$430	$431,753
4.38%, 01/23/31	413	414,713
5.75%, 10/28/34	495	524,711
		1,371,177
Total Foreign Government Obligations — 3.9% (Cost: $140,308,305)		139,655,021
Municipal Debt Obligations
California — 0.1%
Regents of the University of California Medical Center Pooled Revenue RB, 4.13%, 05/15/32	40	39,228
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A,4.66%, 10/01/27	120	121,778
State of California GO
1.70%, 02/01/28(a)	100	95,222
2.50%, 10/01/29	550	522,392
4.50%, 08/01/29	200	204,901
4.88%, 09/01/30	500	523,557
5.10%, 09/01/35	100	102,986
5.75%, 10/01/31(a)	100	109,112
6.00%, 03/01/33	20	22,015
University of California RB
Series BD, 3.35%, 07/01/29	190	186,610
Series BG, 1.32%, 05/15/27	195	187,057
Series BG, 1.61%, 05/15/30	250	224,854
		2,339,712
Florida — 0.0%
State Board of Administration Finance Corp. RB
2.15%, 07/01/30	300	273,556
Class A,5.53%, 07/01/34	200	206,524
		480,080
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	1,475	1,490,911
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.08%, 06/01/31	142	143,844
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, 4.91%, 05/01/29	250	253,570
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	325	322,555
		576,125
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, Class A,7.43%, 02/15/29 (NPFGC)	300	316,009
New York — 0.0%
New York State Dormitory Authority RB, 5.23%, 07/01/35	200	205,275
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	121	123,953
Series B, 5.68%, 06/30/28 (NPFGC)	191	194,875
		318,828
93
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas — 0.0%
Texas Department of Transportation State Highway Fund RB, First Class,5.18%, 04/01/30	$610	$624,058
Total Municipal Debt Obligations — 0.2% (Cost: $6,516,989)		6,494,842
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 0.4%
Federal Home Loan Banks
3.00%, 03/10/28	75	73,885
3.25%, 06/09/28	300	297,232
3.25%, 11/16/28(a)	2,470	2,443,749
4.13%, 01/15/27	50	50,231
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	500	567,910
6.75%, 09/15/29	50	55,719
6.75%, 03/15/31	1,075	1,232,394
Federal National Mortgage Association
0.75%, 10/08/27	1,807	1,701,096
0.88%, 12/18/26	60	57,629
0.88%, 08/05/30	2,550	2,225,158
1.88%, 09/24/26	2,591	2,536,899
6.03%, 10/08/27	320	334,761
6.25%, 05/15/29	1,285	1,399,632
6.63%, 11/15/30	1,075	1,218,809
7.13%, 01/15/30	25	28,414
7.25%, 05/15/30	170	195,771
Tennessee Valley Authority
4.88%, 05/15/35	250	256,582
Series A, 2.88%, 02/01/27	50	49,346
		14,725,217
U.S. Government Obligations — 64.5%
U.S. Treasury Note/Bond
0.50%, 04/30/27	2,000	1,898,594
0.50%, 05/31/27	7,900	7,482,164
0.50%, 06/30/27	6,070	5,735,202
0.50%, 10/31/27	10,100	9,452,180
0.63%, 03/31/27	3,850	3,670,734
0.63%, 11/30/27	20,000	18,729,688
0.63%, 12/31/27	5,200	4,856,719
0.63%, 05/15/30	11,450	9,951,660
0.75%, 08/31/26	19,000	18,424,805
0.75%, 01/31/28	9,000	8,412,188
0.88%, 09/30/26	9,000	8,719,805
0.88%, 11/15/30	10,000	8,669,531
1.00%, 07/31/28	13,000	12,077,812
1.13%, 10/31/26	16,000	15,511,250
1.13%, 02/28/27	2,800	2,695,547
1.13%, 02/29/28	10,000	9,416,406
1.13%, 08/31/28	20,005	18,614,027
1.13%, 02/15/31	20,500	17,907,070
1.25%, 11/30/26	15,100	14,637,562
1.25%, 12/31/26	20,000	19,351,563
1.25%, 03/31/28	11,500	10,842,344
1.25%, 04/30/28	11,780	11,087,925
1.25%, 05/31/28	11,000	10,332,266
1.25%, 06/30/28	10,500	9,846,211
1.25%, 09/30/28	24,500	22,840,508
1.25%, 08/15/31	25,712	22,218,784
1.38%, 10/31/28	11,190	10,453,034
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.38%, 12/31/28	$8,500	$7,912,969
1.38%, 11/15/31	25,600	22,122,000
1.50%, 01/31/27	20,620	19,986,096
1.50%, 11/30/28	10,050	9,409,312
1.50%, 02/15/30	11,200	10,218,250
1.63%, 09/30/26	4,000	3,907,188
1.63%, 11/30/26	8,400	8,181,797
1.63%, 05/15/31	23,000	20,475,391
1.75%, 12/31/26	8,000	7,793,438
1.75%, 01/31/29	10,750	10,114,238
1.88%, 02/28/27	13,430	13,071,167
1.88%, 02/28/29	10,000	9,435,156
1.88%, 02/15/32	24,710	21,893,446
2.00%, 11/15/26	12,400	12,139,406
2.25%, 02/15/27	8,900	8,715,047
2.25%, 08/15/27	8,000	7,791,875
2.25%, 11/15/27	12,710	12,345,581
2.38%, 05/15/27	11,000	10,766,680
2.38%, 03/31/29	9,000	8,630,156
2.38%, 05/15/29	11,000	10,529,922
2.50%, 03/31/27	11,000	10,798,477
2.63%, 05/31/27	10,041	9,864,204
2.63%, 02/15/29	12,922	12,513,140
2.63%, 07/31/29	9,500	9,154,141
2.75%, 04/30/27	13,400	13,200,047
2.75%, 07/31/27	9,910	9,747,027
2.75%, 02/15/28	8,990	8,812,307
2.75%, 05/31/29	18,000	17,454,375
2.75%, 08/15/32	18,916	17,562,324
2.88%, 05/15/28	10,830	10,630,322
2.88%, 08/15/28	13,051	12,793,039
2.88%, 04/30/29	11,000	10,721,562
2.88%, 05/15/32	21,120	19,839,600
3.13%, 08/31/27	10,000	9,905,078
3.13%, 11/15/28	14,500	14,292,695
3.13%, 08/31/29	13,000	12,757,266
3.25%, 06/30/27	10,000	9,930,078
3.25%, 06/30/29	8,600	8,484,437
3.38%, 09/15/27	19,421	19,331,481
3.38%, 05/15/33	22,450	21,520,430
3.50%, 09/30/26	11,043	11,002,883
3.50%, 01/31/28	7,500	7,483,008
3.50%, 04/30/28	5,715	5,701,159
3.50%, 09/30/29	26,346	26,208,095
3.50%, 01/31/30	9,500	9,436,172
3.50%, 04/30/30	14,500	14,387,852
3.50%, 02/15/33	24,000	23,265,000
3.63%, 03/31/28	13,350	13,363,559
3.63%, 05/31/28	10,000	10,008,594
3.63%, 08/15/28	1,856	1,858,465
3.63%, 08/31/29	12,453	12,449,108
3.63%, 03/31/30	7,900	7,882,719
3.63%, 09/30/31	8,409	8,315,056
3.75%, 04/30/27	16,285	16,302,812
3.75%, 06/30/27	23,060	23,100,535
3.75%, 08/15/27	12,773	12,799,943
3.75%, 04/15/28	258	258,988
3.75%, 05/15/28	283	284,194
3.75%, 12/31/28	9,470	9,512,911
3.75%, 05/31/30	11,000	11,029,219
3.75%, 06/30/30	11,026	11,055,288
Schedule of Investments
94

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.75%, 12/31/30	$6,462	$6,464,524
3.75%, 08/31/31	7,208	7,181,533
3.88%, 03/31/27	15,728	15,769,777
3.88%, 05/31/27	22,625	22,702,773
3.88%, 07/31/27	18,210	18,286,823
3.88%, 10/15/27	12,014	12,075,947
3.88%, 11/30/27	16,016	16,104,839
3.88%, 12/31/27	5,235	5,266,901
3.88%, 03/15/28	8,908	8,972,026
3.88%, 06/15/28	6,909	6,962,977
3.88%, 07/15/28	1,859	1,873,523
3.88%, 09/30/29	17,160	17,312,831
3.88%, 11/30/29	19,430	19,595,459
3.88%, 12/31/29	17,124	17,273,835
3.88%, 04/30/30	17,300	17,447,320
3.88%, 06/30/30	20,450	20,620,949
3.88%, 07/31/30	26,980	27,201,320
3.88%, 08/15/33	25,657	25,392,412
3.88%, 08/15/34	24,888	24,401,906
4.00%, 01/15/27	8,747	8,774,334
4.00%, 12/15/27	11,895	12,000,011
4.00%, 02/29/28	12,000	12,115,313
4.00%, 06/30/28	15,192	15,361,723
4.00%, 01/31/29	9,877	10,001,234
4.00%, 07/31/29	12,526	12,692,361
4.00%, 10/31/29	8,700	8,818,945
4.00%, 02/28/30	23,913	24,251,145
4.00%, 03/31/30	17,341	17,579,439
4.00%, 05/31/30	14,970	15,179,346
4.00%, 07/31/30	13,000	13,172,656
4.00%, 01/31/31	6,636	6,715,839
4.00%, 04/30/32	7,136	7,178,370
4.00%, 06/30/32	11,256	11,315,797
4.00%, 07/31/32	8,534	8,574,003
4.00%, 02/15/34	24,780	24,640,612
4.13%, 10/31/26	8,975	9,003,748
4.13%, 01/31/27	11,507	11,564,535
4.13%, 02/15/27	11,397	11,457,101
4.13%, 02/28/27	18,109	18,212,985
4.13%, 09/30/27	11,325	11,439,135
4.13%, 10/31/27	9,940	10,043,283
4.13%, 11/15/27	11,329	11,450,256
4.13%, 07/31/28	11,000	11,161,562
4.13%, 03/31/29	13,013	13,234,628
4.13%, 10/31/29	12,471	12,698,011
4.13%, 11/30/29	18,017	18,349,188
4.13%, 08/31/30	7,612	7,755,320
4.13%, 03/31/31	7,208	7,336,393
4.13%, 07/31/31	8,460	8,600,119
4.13%, 10/31/31	8,346	8,474,450
4.13%, 11/30/31	7,366	7,477,066
4.13%, 02/29/32	7,772	7,879,472
4.13%, 03/31/32	11,324	11,477,936
4.13%, 05/31/32	13,865	14,042,645
4.13%, 11/15/32	22,000	22,247,500
4.25%, 11/30/26	8,891	8,938,581
4.25%, 12/31/26	9,326	9,382,102
4.25%, 03/15/27	11,596	11,687,953
4.25%, 01/15/28	9,718	9,858,456
4.25%, 02/15/28	8,520	8,649,131
4.25%, 02/28/29	10,395	10,612,645
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.25%, 06/30/29	$12,731	$13,010,485
4.25%, 01/31/30	14,328	14,667,171
4.25%, 02/28/31	6,705	6,867,387
4.25%, 06/30/31	8,064	8,251,110
4.25%, 11/15/34	24,746	24,912,262
4.25%, 05/15/35	29,040	29,139,825
4.25%, 08/15/35	10,644	10,665,621
4.38%, 12/15/26	8,165	8,224,643
4.38%, 07/15/27	11,100	11,243,520
4.38%, 08/31/28	11,197	11,444,559
4.38%, 11/30/28	8,972	9,182,982
4.38%, 12/31/29	14,927	15,351,487
4.38%, 11/30/30	6,370	6,562,593
4.38%, 01/31/32	7,450	7,659,531
4.38%, 05/15/34	26,888	27,417,357
4.50%, 04/15/27	13,397	13,563,416
4.50%, 05/15/27	13,679	13,861,743
4.50%, 05/31/29	17,898	18,439,135
4.50%, 12/31/31	7,545	7,813,791
4.50%, 11/15/33	26,576	27,410,652
4.63%, 09/15/26	9,918	9,995,872
4.63%, 10/15/26	12,149	12,254,355
4.63%, 11/15/26	8,197	8,274,167
4.63%, 06/15/27	11,404	11,591,542
4.63%, 09/30/28	8,337	8,585,807
4.63%, 04/30/29	17,897	18,509,413
4.63%, 09/30/30	9,072	9,449,764
4.63%, 04/30/31	7,835	8,169,212
4.63%, 05/31/31	8,404	8,761,827
4.63%, 02/15/35	29,113	30,113,759
4.88%, 10/31/28	8,906	9,242,758
4.88%, 10/31/30	7,506	7,907,688
5.25%, 11/15/28	950	995,199
5.25%, 02/15/29	150	158,098
5.38%, 02/15/31	500	538,711
5.50%, 08/15/28	8,500	8,946,914
6.13%, 08/15/29	1,000	1,089,219
6.50%, 11/15/26	4,000	4,131,875
		2,281,010,738
Total U.S. Government & Agency Obligations — 64.9% (Cost: $2,314,346,251)		2,295,735,955
Total Long-Term Investments — 98.6% (Cost: $3,506,883,160)		3,489,551,043
	Shares
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.26%(f)(g)(h)	25,410,288	25,410,288
Total Short-Term Securities — 0.7% (Cost: $25,410,288)		25,410,288
Total Investments — 99.3% (Cost: $3,532,293,448)		3,514,961,331
Other Assets Less Liabilities — 0.7%		25,155,171
Net Assets — 100.0%		$3,540,116,502
95
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Intermediate Government/Credit Bond ETF

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$23,725,200	$1,685,088 (a)	$—	$—	$—	$25,410,288	25,410,288	$317,507 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,047,665,225	$—	$1,047,665,225
Foreign Government Obligations	—	139,655,021	—	139,655,021
Municipal Debt Obligations	—	6,494,842	—	6,494,842
U.S. Government & Agency Obligations	—	2,295,735,955	—	2,295,735,955
Short-Term Securities
Money Market Funds	25,410,288	—	—	25,410,288
	$25,410,288	$3,489,551,043	$—	$3,514,961,331
See notes to financial statements.
Schedule of Investments
96

Schedule of Investments (unaudited)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Agency Obligations
Mortgage-Backed Securities — 99.5%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/28	$17	$17,254
2.00%, 05/01/28	4	3,629
2.00%, 08/01/28	64	62,107
2.00%, 09/01/28	34	33,210
2.00%, 12/01/28	14	13,739
2.00%, 01/01/30	63	60,613
2.50%, 12/01/25	6	5,716
2.50%, 03/01/27	6	5,868
2.50%, 06/01/27	8	8,126
2.50%, 07/01/27	75	74,171
2.50%, 08/01/27	139	136,848
2.50%, 09/01/27	149	146,224
2.50%, 11/01/27	77	75,355
2.50%, 12/01/27	1	1,319
2.50%, 01/01/28	2	2,447
2.50%, 02/01/28	1,166	1,145,197
2.50%, 03/01/28	155	151,859
2.50%, 04/01/28	116	113,814
2.50%, 05/01/28	27	25,289
2.50%, 06/01/28	39	38,306
2.50%, 07/01/28	99	97,467
2.50%, 09/01/28	31	30,721
2.50%, 07/01/29	548	536,184
2.50%, 08/01/29	20	19,891
2.50%, 10/01/29	80	77,613
2.50%, 12/01/29	421	410,057
2.50%, 01/01/30	2,077	2,038,776
2.50%, 02/01/30	265	258,394
2.50%, 03/01/30	1,512	1,469,785
2.50%, 04/01/30	2,023	1,964,010
2.50%, 05/01/30	1,859	1,806,706
2.50%, 06/01/30	5,358	5,203,919
2.50%, 07/01/30	380	369,070
2.50%, 08/01/30	168	164,015
2.50%, 09/01/30	160	156,068
2.50%, 10/01/30	4	3,658
2.50%, 12/01/30	7	6,529
2.50%, 01/01/31	22	21,119
2.50%, 04/01/31	2	2,062
2.50%, 06/01/31	484	469,341
2.50%, 08/01/31	599	580,220
2.50%, 09/01/31	513	495,724
2.50%, 10/01/31	2,708	2,615,095
2.50%, 11/01/31	3,115	3,008,373
2.50%, 12/01/31	7,902	7,625,827
2.50%, 01/01/32	11,010	10,617,301
2.50%, 02/01/32	6,142	5,925,600
2.50%, 07/01/32	784	754,796
2.50%, 08/01/32	885	850,310
2.50%, 09/01/32	3,583	3,454,944
2.50%, 10/01/32	713	685,631
2.50%, 11/01/32	7,039	6,756,376
2.50%, 12/01/32	399	382,622
2.50%, 01/01/33	3,736	3,589,683
2.50%, 02/01/33	589	566,011
2.50%, 04/01/33	712	682,035
2.50%, 08/01/33	250	237,783
2.50%, 06/01/34	274	259,857
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 01/01/43	$48	$42,624
2.50%, 02/01/43	538	476,318
2.50%, 03/01/43	73	64,490
2.50%, 04/01/43	291	257,406
2.50%, 06/01/43	224	198,328
2.50%, 07/01/43	932	825,430
2.50%, 08/01/43	102	90,250
2.50%, 04/01/45	78	66,824
2.50%, 07/01/45	13	10,939
2.50%, 01/01/46	111	95,188
2.50%, 11/01/46	56	48,086
2.50%, 12/01/46	783	672,752
2.50%, 01/01/47	771	661,905
2.50%, 02/01/47	13	11,243
2.50%, 03/01/47	1,669	1,433,497
3.00%, 12/01/25	0 (a)	179
3.00%, 01/01/26	0 (a)	480
3.00%, 10/01/26	24	23,325
3.00%, 11/01/26	35	34,665
3.00%, 12/01/26	26	25,552
3.00%, 01/01/27	2	1,806
3.00%, 02/01/27	91	90,406
3.00%, 03/01/27	2	1,528
3.00%, 04/01/27	155	153,074
3.00%, 05/01/27	628	621,321
3.00%, 06/01/27	241	238,304
3.00%, 07/01/27	33	32,713
3.00%, 08/01/27	78	77,493
3.00%, 09/01/27	730	719,805
3.00%, 11/01/27	134	132,172
3.00%, 12/01/27	74	72,647
3.00%, 01/01/28	13	13,084
3.00%, 04/01/28	7	6,910
3.00%, 05/01/28	83	81,454
3.00%, 06/01/28	215	212,113
3.00%, 07/01/28	1	1,348
3.00%, 09/01/28	608	599,251
3.00%, 10/01/28	114	112,072
3.00%, 11/01/28	22	21,656
3.00%, 01/01/29	78	77,393
3.00%, 04/01/29	979	963,700
3.00%, 05/01/29	1,755	1,726,424
3.00%, 06/01/29	150	147,479
3.00%, 07/01/29	181	177,538
3.00%, 09/01/29	12	11,496
3.00%, 10/01/29	48	47,368
3.00%, 11/01/29	428	420,927
3.00%, 12/01/29	490	481,336
3.00%, 01/01/30	83	81,890
3.00%, 02/01/30	791	777,551
3.00%, 03/01/30	154	150,157
3.00%, 05/01/30	1,058	1,037,358
3.00%, 06/01/30	1,260	1,237,656
3.00%, 07/01/30	850	833,064
3.00%, 08/01/30	192	188,244
3.00%, 09/01/30	1,100	1,077,500
3.00%, 10/01/30	180	176,237
3.00%, 11/01/30	409	401,083
3.00%, 12/01/30	274	267,923
3.00%, 01/01/31	540	529,299
3.00%, 02/01/31	1,916	1,875,463
97
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 03/01/31	$1,111	$1,087,703
3.00%, 05/01/31	2,839	2,776,891
3.00%, 06/01/31	2,432	2,378,719
3.00%, 07/01/31	258	252,070
3.00%, 09/01/31	566	553,192
3.00%, 10/01/31	75	73,387
3.00%, 12/01/31	269	263,092
3.00%, 01/01/32	990	965,963
3.00%, 02/01/32	273	265,732
3.00%, 03/01/32	2,190	2,140,205
3.00%, 07/01/32	188	182,812
3.00%, 08/01/32	565	551,068
3.00%, 09/01/32	1,515	1,474,795
3.00%, 10/01/32	247	240,044
3.00%, 11/01/32	2,956	2,880,311
3.00%, 12/01/32	2,636	2,567,113
3.00%, 01/01/33	2,220	2,160,136
3.00%, 02/01/33	1,540	1,499,469
3.00%, 03/01/33	38	36,696
3.00%, 05/01/33	5,012	4,862,078
3.00%, 07/01/33	934	910,226
3.00%, 08/01/33	369	358,148
3.00%, 11/01/33	223	216,332
3.00%, 03/01/42	16	14,239
3.00%, 08/01/42	5	4,320
3.00%, 10/01/42	495	452,719
3.00%, 11/01/42	10,549	9,656,889
3.00%, 12/01/42	35	32,694
3.00%, 01/01/43	3,568	3,266,244
3.00%, 02/01/43	2,726	2,495,763
3.00%, 03/01/43	839	766,733
3.00%, 04/01/43	510	466,015
3.00%, 05/01/43	1,251	1,142,594
3.00%, 06/01/43	729	665,959
3.00%, 07/01/43	1,557	1,422,027
3.00%, 08/01/43	632	577,758
3.00%, 09/01/43	1,846	1,685,687
3.00%, 10/01/43	817	747,832
3.00%, 04/01/44	42	37,669
3.00%, 01/01/45	6	5,213
3.00%, 02/01/45	1,140	1,029,328
3.00%, 03/01/45	192	173,209
3.00%, 04/01/45	18,563	16,704,344
3.00%, 05/01/45	5,554	4,940,300
3.00%, 06/01/45	701	630,753
3.00%, 07/01/45	2,240	2,016,894
3.00%, 08/01/45	459	413,005
3.00%, 10/01/45	130	117,118
3.00%, 11/01/45	451	406,304
3.00%, 12/01/45	4,484	4,036,870
3.00%, 01/01/46	1,308	1,177,502
3.00%, 02/01/46	93	83,615
3.00%, 03/01/46	14,750	13,187,802
3.00%, 04/01/46	401	357,678
3.00%, 05/01/46	388	347,286
3.00%, 06/01/46	841	757,363
3.00%, 07/01/46	429	383,624
3.00%, 08/01/46	11,379	10,191,083
3.00%, 09/01/46	9,154	8,286,135
3.00%, 10/01/46	20,956	18,803,482
3.00%, 11/01/46	22,503	20,127,540
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/01/46	$37,038	$33,155,343
3.00%, 01/01/47	8,668	7,758,227
3.00%, 02/01/47	40,984	36,756,418
3.00%, 03/01/47	744	664,896
3.00%, 04/01/47	1,069	935,017
3.00%, 05/01/47	12,121	10,900,307
3.00%, 06/01/47	11,804	10,554,160
3.00%, 07/01/47	10,753	9,613,434
3.00%, 08/01/47	1,890	1,689,722
3.00%, 10/01/47	3,416	3,054,047
3.00%, 11/01/47	305	272,644
3.00%, 12/01/47	563	505,110
3.00%, 01/01/48	2,148	1,917,423
3.00%, 02/01/48	700	625,952
3.00%, 07/01/48	282	249,658
3.00%, 10/01/48	347	306,923
3.00%, 11/01/48	566	500,828
3.50%, 10/01/25	0 (a)	889
3.50%, 11/01/25	50	49,636
3.50%, 11/01/25	0 (a)	388
3.50%, 12/01/25	0 (a)	749
3.50%, 01/01/26	3	2,787
3.50%, 02/01/26	11	11,577
3.50%, 03/01/26	38	37,252
3.50%, 04/01/26	4	4,234
3.50%, 05/01/26	3	3,140
3.50%, 06/01/26	18	18,294
3.50%, 06/01/26	0 (a)	359
3.50%, 07/01/26	46	46,512
3.50%, 07/01/26	0 (a)	161
3.50%, 08/01/26	52	51,188
3.50%, 09/01/26	1	1,121
3.50%, 10/01/26	52	50,794
3.50%, 01/01/27	5	4,634
3.50%, 02/01/27	0 (a)	413
3.50%, 03/01/27	25	24,885
3.50%, 04/01/27	4	3,495
3.50%, 01/01/28	92	91,595
3.50%, 12/01/28	20	20,565
3.50%, 02/01/29	7	6,609
3.50%, 03/01/29	5	4,620
3.50%, 06/01/29	453	448,079
3.50%, 07/01/29	47	46,359
3.50%, 08/01/29	62	61,633
3.50%, 09/01/29	6	5,592
3.50%, 10/01/29	409	405,338
3.50%, 11/01/29	7	7,397
3.50%, 01/01/30	7	7,062
3.50%, 06/01/30	66	65,541
3.50%, 09/01/30	9	8,792
3.50%, 05/01/31	955	943,823
3.50%, 01/01/32	632	624,675
3.50%, 03/01/32	86	84,508
3.50%, 04/01/32	942	929,819
3.50%, 05/01/32	1,062	1,047,895
3.50%, 06/01/32	1,011	996,924
3.50%, 07/01/32	1,171	1,154,376
3.50%, 09/01/32	497	490,230
3.50%, 10/01/32	2,639	2,603,461
3.50%, 01/01/33	598	589,896
3.50%, 02/01/33	186	182,700
Schedule of Investments
98

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 03/01/33	$1,038	$1,021,169
3.50%, 06/01/33	918	901,807
3.50%, 07/01/33	522	513,134
3.50%, 09/01/33	507	498,880
3.50%, 05/01/35	5,009	4,904,245
3.50%, 03/01/38	4,348	4,200,463
3.50%, 06/01/38	4,467	4,308,786
3.50%, 02/01/41	8	7,245
3.50%, 10/01/41	10	9,771
3.50%, 11/01/41	33	30,722
3.50%, 01/01/42	114	107,025
3.50%, 02/01/42	196	185,096
3.50%, 03/01/42	1,458	1,373,337
3.50%, 04/01/42	1,309	1,232,502
3.50%, 05/01/42	922	868,225
3.50%, 06/01/42	431	405,839
3.50%, 08/01/42	42	39,866
3.50%, 09/01/42	3,432	3,232,909
3.50%, 10/01/42	1,153	1,084,631
3.50%, 11/01/42	673	633,809
3.50%, 01/01/43	791	745,295
3.50%, 02/01/43	721	679,333
3.50%, 04/01/43	15	13,977
3.50%, 06/01/43	2,237	2,100,577
3.50%, 07/01/43	2,272	2,132,633
3.50%, 08/01/43	12	11,236
3.50%, 09/01/43	12	11,172
3.50%, 01/01/44	152	143,111
3.50%, 08/01/44	334	313,365
3.50%, 09/01/44	1,178	1,106,320
3.50%, 10/01/44	6,908	6,437,010
3.50%, 11/01/44	452	417,285
3.50%, 12/01/44	4,403	4,063,655
3.50%, 02/01/45	795	745,348
3.50%, 03/01/45	3,447	3,224,759
3.50%, 04/01/45	3	2,378
3.50%, 05/01/45	39	35,861
3.50%, 06/01/45	434	404,433
3.50%, 08/01/45	10,757	10,069,006
3.50%, 09/01/45	5	4,624
3.50%, 11/01/45	297	276,223
3.50%, 12/01/45	5,269	4,866,553
3.50%, 01/01/46	4,534	4,207,586
3.50%, 03/01/46	4,935	4,550,607
3.50%, 04/01/46	1,526	1,410,316
3.50%, 05/01/46	17,041	15,680,193
3.50%, 06/01/46	4,620	4,298,776
3.50%, 07/01/46	4,716	4,350,331
3.50%, 08/01/46	4,003	3,712,325
3.50%, 09/01/46	4,835	4,482,925
3.50%, 10/01/46	452	417,990
3.50%, 11/01/46	946	876,574
3.50%, 12/01/46	5,388	4,983,001
3.50%, 01/01/47	1,383	1,280,157
3.50%, 02/01/47	4,896	4,537,435
3.50%, 03/01/47	6,042	5,593,885
3.50%, 04/01/47	2,199	2,026,994
3.50%, 05/01/47	4,022	3,708,823
3.50%, 06/01/47	125	114,946
3.50%, 07/01/47	4,729	4,355,874
3.50%, 08/01/47	2,702	2,496,646
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 09/01/47	$20,543	$18,921,327
3.50%, 10/01/47	674	620,851
3.50%, 11/01/47	1,650	1,520,391
3.50%, 12/01/47	5,060	4,682,188
3.50%, 01/01/48	977	900,519
3.50%, 02/01/48	2,015	1,846,001
3.50%, 03/01/48	9,959	9,159,620
3.50%, 04/01/48	2,246	2,072,653
3.50%, 05/01/48	6,706	6,178,956
3.50%, 09/01/48	2,224	2,058,948
3.50%, 04/01/49	2,204	2,029,130
3.50%, 05/01/49	885	814,649
3.50%, 06/01/49	980	902,288
4.00%, 10/01/25	4	4,284
4.00%, 10/01/25	0 (a)	189
4.00%, 02/01/26	14	13,572
4.00%, 02/01/26	0 (a)	319
4.00%, 03/01/26	0 (a)	64
4.00%, 04/01/26	0 (a)	368
4.00%, 05/01/26	1	1,053
4.00%, 05/01/26	0 (a)	456
4.00%, 07/01/26	1	600
4.00%, 05/01/33	591	588,573
4.00%, 09/01/33	0 (a)	404
4.00%, 11/01/33	0 (a)	91
4.00%, 01/01/34	111	111,077
4.00%, 11/01/34	435	431,881
4.00%, 07/01/38	1,689	1,663,709
4.00%, 04/01/39	10	10,167
4.00%, 04/01/39	0 (a)	450
4.00%, 06/01/39	20	19,667
4.00%, 07/01/39	44	42,979
4.00%, 08/01/39	6	5,607
4.00%, 09/01/39	7	6,814
4.00%, 10/01/39	59	57,154
4.00%, 11/01/39	11	10,329
4.00%, 12/01/39	16	16,301
4.00%, 01/01/40	37	36,426
4.00%, 02/01/40	5	4,517
4.00%, 03/01/40	3	2,649
4.00%, 05/01/40	14	13,284
4.00%, 06/01/40	5	4,442
4.00%, 09/01/40	8	7,564
4.00%, 10/01/40	86	84,187
4.00%, 12/01/40	651	633,164
4.00%, 01/01/41	150	146,248
4.00%, 02/01/41	171	167,007
4.00%, 04/01/41	33	31,232
4.00%, 06/01/41	24	23,765
4.00%, 07/01/41	16	15,133
4.00%, 08/01/41	26	25,032
4.00%, 09/01/41	2,134	2,076,392
4.00%, 10/01/41	82	78,541
4.00%, 11/01/41	253	245,567
4.00%, 12/01/41	53	51,818
4.00%, 01/01/42	24	24,399
4.00%, 02/01/42	4,196	4,081,977
4.00%, 03/01/42	37	36,145
4.00%, 05/01/42	125	120,986
4.00%, 07/01/42	207	200,915
4.00%, 08/01/42	1,355	1,313,366
99
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 04/01/43	$1,291	$1,246,922
4.00%, 08/01/43	206	198,800
4.00%, 10/01/43	108	104,561
4.00%, 11/01/43	3	2,849
4.00%, 12/01/43	618	597,983
4.00%, 01/01/44	46	44,274
4.00%, 02/01/44	706	682,726
4.00%, 03/01/44	14	13,437
4.00%, 04/01/44	362	349,853
4.00%, 05/01/44	359	345,637
4.00%, 06/01/44	1,266	1,217,943
4.00%, 07/01/44	1,740	1,678,013
4.00%, 08/01/44	20	19,120
4.00%, 09/01/44	522	502,204
4.00%, 10/01/44	256	246,418
4.00%, 11/01/44	193	186,181
4.00%, 12/01/44	702	675,705
4.00%, 01/01/45	775	747,363
4.00%, 02/01/45	5,377	5,174,742
4.00%, 04/01/45	3,539	3,417,427
4.00%, 06/01/45	10	9,506
4.00%, 07/01/45	935	895,823
4.00%, 08/01/45	19	18,666
4.00%, 09/01/45	1,797	1,721,357
4.00%, 10/01/45	839	803,291
4.00%, 11/01/45	603	577,904
4.00%, 12/01/45	450	430,893
4.00%, 01/01/46	831	794,543
4.00%, 02/01/46	921	882,575
4.00%, 03/01/46	879	839,732
4.00%, 04/01/46	721	688,299
4.00%, 05/01/46	3,095	2,953,366
4.00%, 06/01/46	95	89,971
4.00%, 07/01/46	1,767	1,698,754
4.00%, 08/01/46	43	40,919
4.00%, 09/01/46	779	743,434
4.00%, 10/01/46	682	653,838
4.00%, 11/01/46	12,078	11,522,896
4.00%, 12/01/46	24	23,429
4.00%, 01/01/47	163	155,786
4.00%, 02/01/47	3,566	3,402,759
4.00%, 04/01/47	148	140,896
4.00%, 06/01/47	2,280	2,181,447
4.00%, 07/01/47	385	366,227
4.00%, 08/01/47	2,538	2,403,803
4.00%, 09/01/47	79	74,715
4.00%, 10/01/47	730	694,315
4.00%, 11/01/47	3,080	2,928,191
4.00%, 12/01/47	4,073	3,858,438
4.00%, 01/01/48	2,742	2,620,733
4.00%, 02/01/48	7,310	6,985,794
4.00%, 04/01/48	879	831,791
4.00%, 05/01/48	379	362,519
4.00%, 06/01/48	10,266	9,809,752
4.00%, 07/01/48	59	55,723
4.00%, 08/01/48	1,014	961,827
4.00%, 09/01/48	918	877,406
4.00%, 10/01/48	7,317	6,973,064
4.00%, 11/01/48	793	747,589
4.00%, 12/01/48	2,103	2,006,108
4.00%, 01/01/49	3,009	2,878,583
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/01/49	$15,483	$14,742,963
4.00%, 03/01/49	707	670,670
4.00%, 04/01/49	2,311	2,175,965
4.00%, 05/01/49	648	616,377
4.50%, 09/01/26	0 (a)	86
4.50%, 08/01/30	327	328,545
4.50%, 08/01/33	1	1,417
4.50%, 03/01/34	0 (a)	215
4.50%, 04/01/34	2	1,135
4.50%, 05/01/34	0 (a)	263
4.50%, 06/01/34	0 (a)	135
4.50%, 06/01/35	1	929
4.50%, 08/01/35	36	35,641
4.50%, 10/01/35	2	1,797
4.50%, 11/01/35	6	5,888
4.50%, 08/01/36	5	4,668
4.50%, 06/01/38	25	24,809
4.50%, 07/01/38	1	1,100
4.50%, 10/01/38	0 (a)	349
4.50%, 02/01/39	28	26,197
4.50%, 02/01/39	0 (a)	712
4.50%, 03/01/39	1,552	1,553,662
4.50%, 03/01/39	0 (a)	520
4.50%, 04/01/39	0 (a)	681
4.50%, 04/01/39	23	22,464
4.50%, 05/01/39	1,724	1,726,438
4.50%, 06/01/39	49	48,687
4.50%, 07/01/39	120	119,874
4.50%, 08/01/39	37	37,006
4.50%, 09/01/39	174	172,385
4.50%, 10/01/39	1,557	1,559,544
4.50%, 11/01/39	39	38,696
4.50%, 12/01/39	46	46,704
4.50%, 01/01/40	40	40,071
4.50%, 02/01/40	215	215,453
4.50%, 03/01/40	6	6,462
4.50%, 04/01/40	59	58,854
4.50%, 05/01/40	42	42,776
4.50%, 06/01/40	10	9,901
4.50%, 07/01/40	37	37,366
4.50%, 08/01/40	131	131,946
4.50%, 09/01/40	1,003	1,004,231
4.50%, 10/01/40	10	10,121
4.50%, 11/01/40	1	1,126
4.50%, 01/01/41	3	2,967
4.50%, 02/01/41	1,899	1,895,982
4.50%, 03/01/41	53	52,822
4.50%, 04/01/41	89	89,023
4.50%, 05/01/41	2,407	2,411,135
4.50%, 06/01/41	3,525	3,514,707
4.50%, 07/01/41	55	55,921
4.50%, 08/01/41	463	460,465
4.50%, 10/01/41	117	116,719
4.50%, 11/01/41	8	7,538
4.50%, 01/01/42	4	4,026
4.50%, 03/01/42	20	20,144
4.50%, 05/01/42	1,398	1,400,883
4.50%, 09/01/43	1,313	1,302,496
4.50%, 10/01/43	713	707,327
4.50%, 11/01/43	134	134,459
4.50%, 12/01/43	119	118,034
Schedule of Investments
100

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 01/01/44	$93	$91,954
4.50%, 02/01/44	374	370,955
4.50%, 03/01/44	869	862,103
4.50%, 04/01/44	5	4,792
4.50%, 05/01/44	118	117,874
4.50%, 06/01/44	124	122,655
4.50%, 07/01/44	123	121,799
4.50%, 08/01/44	19	20,087
4.50%, 09/01/44	17	16,885
4.50%, 10/01/44	311	308,260
4.50%, 11/01/44	468	462,514
4.50%, 12/01/44	901	891,606
4.50%, 01/01/45	1,276	1,261,369
4.50%, 03/01/45	287	283,783
4.50%, 06/01/45	185	182,292
4.50%, 07/01/45	888	881,045
4.50%, 08/01/45	438	432,563
4.50%, 09/01/45	312	308,463
4.50%, 10/01/45	311	307,553
4.50%, 11/01/45	62	60,976
4.50%, 01/01/46	367	362,092
4.50%, 03/01/46	264	260,769
4.50%, 04/01/46	235	230,678
4.50%, 05/01/46	926	912,084
4.50%, 06/01/46	3,649	3,607,215
4.50%, 07/01/46	1,323	1,306,103
4.50%, 08/01/46	127	125,317
4.50%, 09/01/46	2,211	2,185,832
4.50%, 02/01/47	535	526,328
4.50%, 04/01/47	119	117,191
4.50%, 05/01/47	902	884,291
4.50%, 06/01/47	1,166	1,140,379
4.50%, 08/01/47	549	538,431
4.50%, 09/01/47	594	586,953
4.50%, 05/01/48	865	848,941
4.50%, 06/01/48	1,307	1,277,356
4.50%, 07/01/48	635	620,670
4.50%, 08/01/48	1,089	1,062,930
4.50%, 09/01/48	863	845,840
4.50%, 10/01/48	4,629	4,552,403
4.50%, 11/01/48	1,430	1,406,612
4.50%, 12/01/48	2,830	2,770,141
4.50%, 01/01/49	721	706,108
4.50%, 02/01/49	621	610,432
4.50%, 03/01/49	1,634	1,606,211
5.00%, 02/01/30	3	2,707
5.00%, 04/01/33	1	795
5.00%, 06/01/33	120	121,592
5.00%, 06/01/33	0 (a)	318
5.00%, 08/01/33	27	26,912
5.00%, 08/01/33	0 (a)	438
5.00%, 09/01/33	40	40,363
5.00%, 10/01/33	65	66,047
5.00%, 11/01/33	27	27,476
5.00%, 12/01/33	257	262,273
5.00%, 01/01/34	3	3,409
5.00%, 03/01/34	6	6,232
5.00%, 04/01/34	8	8,422
5.00%, 05/01/34	39	39,917
5.00%, 06/01/34	0 (a)	849
5.00%, 06/01/34	11	11,433
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 11/01/34	$4	$3,682
5.00%, 12/01/34	5	5,483
5.00%, 01/01/35	3	3,554
5.00%, 02/01/35	4	3,312
5.00%, 04/01/35	2	2,470
5.00%, 05/01/35	9	8,900
5.00%, 06/01/35	7	6,486
5.00%, 07/01/35	1,599	1,630,141
5.00%, 08/01/35	326	331,603
5.00%, 09/01/35	64	65,488
5.00%, 09/01/35	0 (a)	190
5.00%, 10/01/35	7	6,718
5.00%, 10/01/35	0 (a)	277
5.00%, 11/01/35	0 (a)	589
5.00%, 11/01/35	19	18,638
5.00%, 12/01/35	34	34,064
5.00%, 12/01/35	0 (a)	744
5.00%, 01/01/36	237	240,723
5.00%, 03/01/36	1	1,002
5.00%, 04/01/36	5	4,703
5.00%, 06/01/36	25	25,213
5.00%, 07/01/36	0 (a)	261
5.00%, 08/01/36	12	12,511
5.00%, 10/01/36	22	22,245
5.00%, 11/01/36	577	588,425
5.00%, 01/01/37	297	302,278
5.00%, 02/01/37	264	268,956
5.00%, 06/01/37	12	11,536
5.00%, 01/01/38	3	3,099
5.00%, 02/01/38	421	428,480
5.00%, 03/01/38	1,773	1,806,710
5.00%, 04/01/38	27	27,737
5.00%, 05/01/38	2	1,852
5.00%, 06/01/38	5	4,961
5.00%, 09/01/38	0 (a)	883
5.00%, 09/01/38	6	6,735
5.00%, 11/01/38	7	7,309
5.00%, 12/01/38	251	255,248
5.00%, 01/01/39	94	95,911
5.00%, 02/01/39	19	19,638
5.00%, 03/01/39	8	8,281
5.00%, 05/01/39	38	38,276
5.00%, 06/01/39	1	1,436
5.00%, 07/01/39	12	12,542
5.00%, 08/01/39	2,314	2,357,421
5.00%, 09/01/39	22	22,446
5.00%, 10/01/39	326	332,648
5.00%, 12/01/39	15	15,114
5.00%, 01/01/40	183	185,252
5.00%, 02/01/40	46	46,600
5.00%, 03/01/40	695	708,815
5.00%, 03/01/40	0 (a)	454
5.00%, 04/01/40	95	97,005
5.00%, 06/01/40	2	1,653
5.00%, 07/01/40	102	104,020
5.00%, 08/01/40	1,313	1,335,392
5.00%, 09/01/40	688	700,042
5.00%, 11/01/40	51	52,390
5.00%, 02/01/41	158	160,119
5.00%, 03/01/41	2	1,872
5.00%, 04/01/41	59	59,728
101
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 05/01/41	$2	$2,254
5.00%, 07/01/41	191	194,452
5.00%, 08/01/41	964	979,534
5.00%, 09/01/41	97	98,338
5.00%, 10/01/41	75	75,368
5.00%, 04/01/44	56	56,867
5.00%, 03/01/47	1,933	1,955,999
5.00%, 05/01/47	19	18,590
5.00%, 07/01/47	1,037	1,043,146
5.00%, 03/01/48	639	643,787
5.00%, 04/01/48	1,258	1,263,896
5.00%, 05/01/48	589	592,850
5.00%, 06/01/48	196	198,664
5.00%, 07/01/48	504	506,825
5.00%, 08/01/48	2,875	2,893,136
5.00%, 09/01/48	348	351,212
5.00%, 10/01/48	1,594	1,602,918
5.00%, 11/01/48	358	360,984
5.00%, 01/01/49	1,199	1,210,039
5.00%, 02/01/49	391	393,402
5.00%, 04/01/49	170	170,316
5.50%, 02/01/29	0 (a)	161
5.50%, 04/01/29	1	921
5.50%, 07/01/31	0 (a)	65
5.50%, 11/01/31	0 (a)	72
5.50%, 12/01/31	1	626
5.50%, 01/01/32	0 (a)	75
5.50%, 02/01/32	0 (a)	427
5.50%, 04/01/32	4	3,721
5.50%, 09/01/32	13	13,396
5.50%, 09/01/32	0 (a)	362
5.50%, 10/01/32	7	6,665
5.50%, 11/01/32	0 (a)	350
5.50%, 12/01/32	25	25,577
5.50%, 12/01/32	0 (a)	350
5.50%, 01/01/33	3	3,500
5.50%, 03/01/33	2	1,995
5.50%, 04/01/33	0 (a)	450
5.50%, 04/01/33	7	6,850
5.50%, 05/01/33	4	3,816
5.50%, 06/01/33	11	10,864
5.50%, 07/01/33	11	11,489
5.50%, 08/01/33	1	1,063
5.50%, 10/01/33	84	86,194
5.50%, 10/01/33	0 (a)	116
5.50%, 11/01/33	4	3,736
5.50%, 12/01/33	0 (a)	350
5.50%, 01/01/34	0 (a)	370
5.50%, 01/01/34	34	34,586
5.50%, 02/01/34	345	355,423
5.50%, 03/01/34	123	127,493
5.50%, 07/01/34	5	5,530
5.50%, 08/01/34	4	4,269
5.50%, 09/01/34	1	938
5.50%, 10/01/34	69	71,182
5.50%, 10/01/34	0 (a)	436
5.50%, 11/01/34	0 (a)	201
5.50%, 11/01/34	1	814
5.50%, 12/01/34	122	126,131
5.50%, 12/01/34	0 (a)	444
5.50%, 01/01/35	874	908,437
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 01/01/35	$0 (a)	$1,355
5.50%, 02/01/35	250	259,454
5.50%, 02/01/35	0 (a)	262
5.50%, 03/01/35	6	6,205
5.50%, 04/01/35	149	154,889
5.50%, 04/01/35	0 (a)	366
5.50%, 05/01/35	405	421,626
5.50%, 05/01/35	0 (a)	134
5.50%, 06/01/35	1,094	1,137,325
5.50%, 07/01/35	7	6,455
5.50%, 08/01/35	75	77,486
5.50%, 09/01/35	5	4,719
5.50%, 10/01/35	68	69,964
5.50%, 11/01/35	0 (a)	771
5.50%, 11/01/35	10	10,148
5.50%, 12/01/35	225	233,758
5.50%, 01/01/36	13	13,466
5.50%, 02/01/36	0 (a)	291
5.50%, 02/01/36	7	6,474
5.50%, 03/01/36	24	24,115
5.50%, 04/01/36	3	2,759
5.50%, 05/01/36	341	353,448
5.50%, 06/01/36	11	10,661
5.50%, 07/01/36	475	493,394
5.50%, 08/01/36	65	67,771
5.50%, 09/01/36	0 (a)	134
5.50%, 11/01/36	9	9,271
5.50%, 12/01/36	0 (a)	124
5.50%, 12/01/36	5	4,757
5.50%, 01/01/37	58	60,131
5.50%, 02/01/37	10	10,544
5.50%, 02/01/37	0 (a)	177
5.50%, 03/01/37	3	3,153
5.50%, 04/01/37	10	10,567
5.50%, 05/01/37	33	34,369
5.50%, 05/01/37	0 (a)	109
5.50%, 07/01/37	0 (a)	240
5.50%, 07/01/37	4	4,563
5.50%, 09/01/37	5	5,531
5.50%, 11/01/37	12	11,767
5.50%, 12/01/37	7	6,660
5.50%, 01/01/38	20	20,532
5.50%, 02/01/38	0 (a)	458
5.50%, 02/01/38	4	3,716
5.50%, 04/01/38	466	485,431
5.50%, 04/01/38	0 (a)	257
5.50%, 05/01/38	218	226,606
5.50%, 05/01/38	0 (a)	115
5.50%, 06/01/38	21	21,864
5.50%, 06/01/38	0 (a)	331
5.50%, 07/01/38	79	81,080
5.50%, 07/01/38	0 (a)	149
5.50%, 08/01/38	22	23,115
5.50%, 09/01/38	67	69,226
5.50%, 10/01/38	23	24,073
5.50%, 11/01/38	10	10,717
5.50%, 11/01/38	0 (a)	557
5.50%, 12/01/38	77	80,331
5.50%, 12/01/38	0 (a)	282
5.50%, 01/01/39	991	1,028,805
5.50%, 02/01/39	53	54,385
Schedule of Investments
102

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 03/01/39	$1	$851
5.50%, 04/01/39	15	15,858
5.50%, 05/01/39	13	13,322
5.50%, 06/01/39	21	22,025
5.50%, 09/01/39	347	360,272
5.50%, 10/01/39	4	3,771
5.50%, 11/01/39	807	837,081
5.50%, 12/01/39	23	23,356
5.50%, 01/01/40	63	65,591
5.50%, 02/01/40	18	18,824
5.50%, 03/01/40	4	4,623
5.50%, 05/01/40	6	6,659
5.50%, 06/01/40	20	20,860
5.50%, 03/01/41	9	8,904
5.50%, 06/01/41	2,427	2,522,421
6.00%, 02/01/26	0 (a)	59
6.00%, 08/01/26	0 (a)	100
6.00%, 02/01/28	0 (a)	17
6.00%, 04/01/28	0 (a)	180
6.00%, 06/01/28	0 (a)	574
6.00%, 07/01/28	2	1,517
6.00%, 11/01/28	0 (a)	199
6.00%, 12/01/28	0 (a)	130
6.00%, 01/01/29	3	2,826
6.00%, 01/01/29	0 (a)	77
6.00%, 03/01/29	1	1,439
6.00%, 03/01/29	0 (a)	13
6.00%, 05/01/29	1	1,473
6.00%, 06/01/29	0 (a)	138
6.00%, 07/01/29	0 (a)	589
6.00%, 09/01/29	0 (a)	239
6.00%, 12/01/30	2	1,836
6.00%, 03/01/31	0 (a)	443
6.00%, 04/01/31	0 (a)	157
6.00%, 06/01/31	0 (a)	467
6.00%, 10/01/31	0 (a)	171
6.00%, 12/01/31	1	622
6.00%, 01/01/32	11	11,942
6.00%, 02/01/32	0 (a)	772
6.00%, 02/01/32	1	1,294
6.00%, 03/01/32	7	7,106
6.00%, 03/01/32	0 (a)	670
6.00%, 10/01/32	2	1,948
6.00%, 11/01/32	0 (a)	512
6.00%, 11/01/32	1	761
6.00%, 12/01/32	0 (a)	476
6.00%, 12/01/32	41	43,036
6.00%, 01/01/33	2	1,591
6.00%, 01/01/33	0 (a)	162
6.00%, 02/01/33	4	3,961
6.00%, 03/01/33	0 (a)	649
6.00%, 03/01/33	2	2,236
6.00%, 04/01/33	1	1,194
6.00%, 04/01/33	0 (a)	424
6.00%, 05/01/33	0 (a)	104
6.00%, 09/01/33	2	2,054
6.00%, 10/01/33	8	8,448
6.00%, 10/01/33	0 (a)	370
6.00%, 11/01/33	8	8,999
6.00%, 05/01/34	6	6,256
6.00%, 06/01/34	7	7,484
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 07/01/34	$8	$9,251
6.00%, 08/01/34	0 (a)	784
6.00%, 08/01/34	2	1,204
6.00%, 10/01/34	4	3,652
6.00%, 12/01/34	1	1,351
6.00%, 05/01/35	0 (a)	315
6.00%, 06/01/35	2	2,105
6.00%, 07/01/35	0 (a)	449
6.00%, 07/01/35	1	1,138
6.00%, 08/01/35	12	12,954
6.00%, 09/01/35	1	1,495
6.00%, 12/01/35	3	2,933
6.00%, 01/01/36	0 (a)	343
6.00%, 01/01/36	2	2,022
6.00%, 02/01/36	5	5,119
6.00%, 03/01/36	1	1,137
6.00%, 05/01/36	8	7,842
6.00%, 06/01/36	9	9,772
6.00%, 07/01/36	6	6,692
6.00%, 08/01/36	1	1,473
6.00%, 08/01/36	0 (a)	397
6.00%, 09/01/36	203	213,169
6.00%, 10/01/36	236	246,384
6.00%, 11/01/36	15	16,021
6.00%, 12/01/36	49	51,941
6.00%, 12/01/36	0 (a)	286
6.00%, 01/01/37	0 (a)	274
6.00%, 01/01/37	1	1,246
6.00%, 02/01/37	167	175,485
6.00%, 05/01/37	4	4,462
6.00%, 05/01/37	0 (a)	305
6.00%, 07/01/37	4	4,552
6.00%, 08/01/37	4	4,401
6.00%, 08/01/37	0 (a)	205
6.00%, 09/01/37	3	2,774
6.00%, 09/01/37	0 (a)	431
6.00%, 10/01/37	13	13,776
6.00%, 10/01/37	0 (a)	841
6.00%, 11/01/37	0 (a)	396
6.00%, 11/01/37	7	6,659
6.00%, 12/01/37	32	33,040
6.00%, 12/01/37	1 (a)	526
6.00%, 01/01/38	39	41,987
6.00%, 02/01/38	1	1,076
6.00%, 04/01/38	21	22,080
6.00%, 05/01/38	23	24,402
6.00%, 06/01/38	11	11,401
6.00%, 07/01/38	12	12,839
6.00%, 08/01/38	9	9,695
6.00%, 09/01/38	918	965,345
6.00%, 10/01/38	1 (a)	527
6.00%, 11/01/38	4	4,326
6.00%, 12/01/38	1	1,271
6.00%, 01/01/39	3	3,294
6.00%, 11/01/39	3	2,908
6.00%, 12/01/39	1	629
6.00%, 04/01/40	5	5,692
6.00%, 07/01/40	2,618	2,761,091
6.35%, 08/01/43(b)	12	11,840
6.40%, 11/01/40(b)	3	3,168
6.40%, 05/01/43(b)	55	55,869
103
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.47%, 12/01/33, (1-year CMT + 2.250%)(b)	$35	$35,263
6.50%, 03/01/26	0 (a)	18
6.50%, 04/01/26	0 (a)	82
6.50%, 03/01/27	0 (a)	100
6.50%, 04/01/28	0 (a)	49
6.50%, 05/01/28	0 (a)	194
6.50%, 06/01/28	0 (a)	150
6.50%, 07/01/28	0 (a)	241
6.50%, 09/01/28	0 (a)	179
6.50%, 10/01/28	0 (a)	204
6.50%, 12/01/28	1	614
6.50%, 01/01/29	2	1,705
6.50%, 02/01/29	0 (a)	205
6.50%, 02/01/29	1	1,122
6.50%, 03/01/29	1	615
6.50%, 04/01/29	0 (a)	616
6.50%, 05/01/29	0 (a)	487
6.50%, 06/01/29	0 (a)	310
6.50%, 07/01/29	0 (a)	215
6.50%, 08/01/29	2	1,826
6.50%, 09/01/29	2	2,088
6.50%, 08/01/30	0 (a)	357
6.50%, 01/01/31	0 (a)	54
6.50%, 05/01/31	0 (a)	425
6.50%, 06/01/31	0 (a)	99
6.50%, 06/01/31	2	2,244
6.50%, 07/01/31	1	842
6.50%, 07/01/31	0 (a)	27
6.50%, 08/01/31	0 (a)	599
6.50%, 08/01/31	1	714
6.50%, 09/01/31	0 (a)	378
6.50%, 10/01/31	0 (a)	16
6.50%, 11/01/31	0 (a)	259
6.50%, 12/01/31	5	4,782
6.50%, 01/01/32	0 (a)	33
6.50%, 02/01/32	1	1,523
6.50%, 02/01/32	0 (a)	342
6.50%, 03/01/32	0 (a)	212
6.50%, 03/01/32	2	2,103
6.50%, 04/01/32	2	1,744
6.50%, 04/01/32	0 (a)	36
6.50%, 05/01/32	0 (a)	98
6.50%, 07/01/32	0 (a)	383
6.50%, 08/01/32	0 (a)	1,778
6.50%, 08/01/32	3	3,706
6.50%, 09/01/32	0 (a)	321
6.50%, 10/01/32	1	1,158
6.50%, 11/01/32	0 (a)	460
6.50%, 12/01/32	2	1,818
6.50%, 12/01/33	4	4,403
6.50%, 04/01/34	15	15,991
6.50%, 07/01/34	2	1,671
6.50%, 09/01/34	2	2,086
6.50%, 01/01/35	2	1,973
6.50%, 04/01/35	0 (a)	479
6.50%, 08/01/35	3	3,503
6.50%, 02/01/36	0 (a)	401
6.50%, 06/01/36	1	1,148
6.50%, 08/01/36	1	905
6.50%, 09/01/36	21	22,066
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 09/01/36	$0 (a)	$435
6.50%, 10/01/36	9	9,768
6.50%, 11/01/36	1	557
6.50%, 08/01/37	3	2,749
6.50%, 10/01/37	5	5,990
6.50%, 11/01/37	2	2,278
6.50%, 12/01/37	0 (a)	70
6.50%, 12/01/37	12	13,372
6.50%, 01/01/38	1	810
6.50%, 02/01/38	12	12,508
6.50%, 02/01/38	0 (a)	176
6.50%, 07/01/38	1	1,153
6.50%, 08/01/38	1	1,011
6.50%, 10/01/38	0 (a)	491
6.50%, 12/01/38	2	1,937
6.50%, 01/01/39	7	8,048
6.50%, 09/01/39	12	12,499
6.57%, 11/01/41(b)	113	114,043
6.61%, 07/01/41(b)	8	8,211
6.65%, 12/01/38(b)	211	213,307
6.65%, 08/01/41(b)	31	30,970
6.77%, 05/01/42(b)	200	204,575
6.78%, 01/01/42(b)	11	11,092
6.89%, 11/01/40(b)	58	59,064
6.90%, 11/01/40(b)	42	42,243
7.00%, 03/01/26	0 (a)	50
7.00%, 06/01/26	0 (a)	11
7.00%, 12/01/26	0 (a)	12
7.00%, 01/01/27	0 (a)	21
7.00%, 03/01/27	0 (a)	31
7.00%, 04/01/27	0 (a)	6
7.00%, 05/01/27	0 (a)	5
7.00%, 09/01/27	0 (a)	185
7.00%, 10/01/27	0 (a)	79
7.00%, 11/01/27	0 (a)	87
7.00%, 12/01/27	0 (a)	234
7.00%, 05/01/28	0 (a)	178
7.00%, 07/01/28	0 (a)	7
7.00%, 11/01/28	0 (a)	226
7.00%, 03/01/29	0 (a)	104
7.00%, 06/01/29	1	654
7.00%, 06/01/29	0 (a)	24
7.00%, 07/01/29	0 (a)	98
7.00%, 09/01/29	0 (a)	76
7.00%, 10/01/29	0 (a)	483
7.00%, 01/01/30	0 (a)	10
7.00%, 02/01/30	0 (a)	53
7.00%, 05/01/30	0 (a)	17
7.00%, 12/01/30	0 (a)	343
7.00%, 01/01/31	0 (a)	213
7.00%, 02/01/31	0 (a)	291
7.00%, 05/01/31	0 (a)	334
7.00%, 07/01/31	1	728
7.00%, 08/01/31	1	791
7.00%, 09/01/31	1	993
7.00%, 12/01/31	0 (a)	867
7.00%, 03/01/32	2	1,588
7.00%, 05/01/32	1	612
7.00%, 05/01/32	0 (a)	283
7.00%, 06/01/32	1	743
7.00%, 06/01/32	0 (a)	323
Schedule of Investments
104

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.00%, 07/01/32	$2	$1,766
7.00%, 08/01/32	1	1,521
7.00%, 09/01/32	0 (a)	372
7.00%, 11/01/32	0 (a)	222
7.00%, 10/01/33	6	6,608
7.00%, 11/01/36	0 (a)	493
7.00%, 11/01/36	1	574
7.00%, 12/01/36	3	3,677
7.38%, 09/01/41(b)	301	304,218
7.50%, 01/01/26	0 (a)	34
7.50%, 03/01/26	0 (a)	16
7.50%, 04/01/26	0 (a)	9
7.50%, 05/01/26	0 (a)	19
7.50%, 10/01/26	0 (a)	28
7.50%, 12/01/26	0 (a)	3
7.50%, 04/01/27	0 (a)	18
7.50%, 06/01/27	0 (a)	14
7.50%, 08/01/27	0 (a)	29
7.50%, 09/01/27	0 (a)	11
7.50%, 12/01/27	0 (a)	95
7.50%, 03/01/28	0 (a)	146
7.50%, 07/01/28	0 (a)	10
7.50%, 11/01/28	0 (a)	30
7.50%, 07/01/29	3	2,754
7.50%, 12/01/29	0 (a)	28
7.50%, 01/01/30	0 (a)	46
7.50%, 03/01/30	0 (a)	48
7.50%, 05/01/30	0 (a)	38
7.50%, 06/01/30	0 (a)	18
7.50%, 07/01/30	0 (a)	4
7.50%, 08/01/30	0 (a)	405
7.50%, 10/01/30	0 (a)	30
7.50%, 11/01/30	1	609
7.50%, 12/01/30	0 (a)	421
7.50%, 01/01/31	0 (a)	16
7.50%, 02/01/31	0 (a)	33
7.50%, 09/01/31	1	764
7.50%, 01/01/32	1	925
8.00%, 09/01/26	0 (a)	9
8.00%, 10/01/26	0 (a)	16
8.00%, 11/01/26	0 (a)	34
8.00%, 03/01/27	0 (a)	57
8.00%, 05/01/27	0 (a)	49
8.00%, 06/01/27	0 (a)	35
8.00%, 09/01/27	0 (a)	47
8.00%, 11/01/27	0 (a)	13
8.00%, 10/01/29	0 (a)	29
8.00%, 11/01/29	0 (a)	215
8.00%, 12/01/29	0 (a)	87
8.00%, 01/01/30	0 (a)	27
8.00%, 03/01/30	0 (a)	314
8.00%, 07/01/30	0 (a)	18
8.50%, 09/01/25	0 (a)	3
8.50%, 07/01/30	0 (a)	99
Federal National Mortgage Association
2.50%, 12/01/31	197	189,854
3.00%, 07/01/30	708	692,560
3.00%, 08/01/31	21	20,167
3.00%, 03/01/47	4,052	3,568,743
3.50%, 05/01/32	255	251,063
3.50%, 02/01/35	448	438,817
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 09/01/46	$85	$78,525
3.50%, 01/01/47	451	416,539
3.50%, 11/01/51	4,683	4,362,096
4.00%, 09/01/25	0 (a)	1
4.00%, 02/01/47	5,791	5,542,310
4.00%, 01/01/57	3,716	3,469,537
4.00%, 02/01/57	4,095	3,823,674
4.50%, 02/01/44	710	702,876
6.25%, 06/01/43(b)	447	452,553
6.32%, 08/01/42(b)	389	394,420
6.46%, 08/01/41(b)	25	24,811
6.70%, 12/01/38(b)	13	12,749
6.71%, 02/01/42(b)	182	183,726
7.25%, 10/01/41(b)	384	390,414
7.32%, 09/01/41(b)	20	20,689
Government National Mortgage Association
1.50%, 02/20/51	4,575	3,606,179
1.50%, 04/20/51	605	475,832
1.50%, 10/20/51	98	76,204
1.50%, 11/20/51	3,210	2,496,648
2.00%, 07/20/50	9,085	7,442,932
2.00%, 08/20/50	57,975	47,494,220
2.00%, 09/20/50	3,954	3,239,021
2.00%, 10/20/50	17,325	14,189,948
2.00%, 11/20/50	28,954	23,712,570
2.00%, 12/20/50	137,820	112,861,919
2.00%, 01/20/51	33,363	27,318,549
2.00%, 02/20/51	70,484	57,719,114
2.00%, 03/20/51	9,535	7,808,318
2.00%, 04/20/51	22,136	18,126,508
2.00%, 05/20/51	4,276	3,501,304
2.00%, 06/20/51	11,037	9,037,343
2.00%, 07/20/51	12,853	10,524,392
2.00%, 08/20/51	33,101	27,026,779
2.00%, 09/20/51	10,082	8,254,757
2.00%, 10/20/51	272,952	223,477,192
2.00%, 11/20/51	44,188	36,177,767
2.00%, 12/20/51	268,066	219,465,952
2.00%, 01/20/52	154,756	126,695,525
2.00%, 02/20/52	16,183	13,246,904
2.00%, 03/20/52	182,717	149,565,627
2.00%, 04/20/52	94,555	77,399,105
2.00%, 05/20/52	1,518	1,242,530
2.00%, 06/20/52	78,872	64,561,930
2.00%, 07/20/52	574	469,673
2.00%, 09/20/52	66	54,129
2.50%, 03/20/27	6	5,556
2.50%, 08/20/27	10	10,288
2.50%, 09/20/27	14	14,251
2.50%, 01/20/28	56	54,759
2.50%, 04/20/28	33	32,817
2.50%, 11/20/30	46	45,045
2.50%, 04/20/32	154	148,225
2.50%, 12/20/42	338	299,548
2.50%, 03/20/43	127	112,197
2.50%, 01/20/45	21	18,032
2.50%, 10/20/45	7,941	7,010,204
2.50%, 11/20/46	163	141,574
2.50%, 12/20/46	9,248	8,017,966
2.50%, 01/20/47	3,522	3,053,644
2.50%, 11/20/47	87	75,686
105
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 10/20/49	$1,673	$1,431,259
2.50%, 01/20/50	60	50,913
2.50%, 04/20/50	11,656	9,949,597
2.50%, 06/20/50	13,811	11,786,886
2.50%, 07/20/50	6,197	5,288,412
2.50%, 08/20/50	12,657	10,751,304
2.50%, 09/20/50	24,837	21,051,600
2.50%, 10/20/50	138	117,914
2.50%, 12/20/50	547	466,500
2.50%, 01/20/51	71,508	60,988,183
2.50%, 02/20/51	63,423	54,033,085
2.50%, 03/20/51	19,869	16,930,918
2.50%, 04/20/51	10,569	9,005,285
2.50%, 05/20/51	171,222	145,887,230
2.50%, 06/20/51	4,280	3,646,238
2.50%, 07/20/51	220,284	187,669,266
2.50%, 08/20/51	143,536	122,272,683
2.50%, 09/20/51	90,996	77,514,487
2.50%, 10/20/51	26,579	22,639,668
2.50%, 11/20/51	53,966	45,965,979
2.50%, 12/20/51	133,003	113,286,064
2.50%, 01/20/52	72,283	61,564,345
2.50%, 02/20/52	305	259,753
2.50%, 03/20/52	136,977	116,680,294
2.50%, 04/20/52	163,245	139,055,522
2.50%, 05/20/52	88,702	75,558,166
2.50%, 06/20/52	6,060	5,162,136
2.50%, 07/20/52	10,100	8,603,351
2.50%, 08/20/52	23,452	19,977,343
2.50%, 09/20/52	19,788	16,855,538
2.50%, 10/20/52	8,309	7,077,563
2.50%, 12/20/52	16,649	14,182,000
2.50%, 01/20/53	1,547	1,318,130
2.50%, 02/20/53	5,952	5,070,577
2.50%, 03/20/53	3,859	3,288,230
2.50%, 10/20/53	23,080	19,657,193
2.50%, 02/20/54	1,844	1,570,188
3.00%, 01/20/27	20	20,053
3.00%, 04/15/27	10	9,982
3.00%, 04/20/27	14	13,913
3.00%, 05/20/27	582	575,316
3.00%, 07/15/27	286	282,658
3.00%, 09/15/27	6	6,220
3.00%, 09/20/27	26	26,057
3.00%, 10/15/27	94	93,197
3.00%, 11/20/27	5	4,696
3.00%, 01/20/28	4	4,252
3.00%, 09/20/28	18	17,998
3.00%, 10/20/28	23	22,174
3.00%, 11/20/28	55	54,451
3.00%, 01/20/29	19	18,631
3.00%, 05/20/29	51	49,993
3.00%, 10/20/30	7	6,935
3.00%, 12/20/31	99	96,816
3.00%, 01/20/42	11	10,288
3.00%, 04/15/42	209	190,398
3.00%, 06/20/42	92	84,530
3.00%, 07/20/42	458	418,363
3.00%, 08/15/42	303	276,472
3.00%, 08/20/42	124	113,097
3.00%, 09/15/42	4,478	4,089,694
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 09/20/42	$416	$380,183
3.00%, 10/15/42	561	512,451
3.00%, 10/20/42	4,279	3,911,349
3.00%, 11/15/42	3,464	3,163,201
3.00%, 11/20/42	272	248,934
3.00%, 12/15/42	279	254,666
3.00%, 12/20/42	4,578	4,184,058
3.00%, 01/20/43	8,597	7,857,248
3.00%, 02/15/43	436	391,896
3.00%, 02/20/43	247	225,446
3.00%, 03/15/43	182	165,265
3.00%, 03/20/43	1,172	1,069,783
3.00%, 04/15/43	255	231,300
3.00%, 04/20/43	3,316	3,026,782
3.00%, 05/15/43	123	111,649
3.00%, 05/20/43	3,978	3,631,011
3.00%, 06/15/43	49	44,528
3.00%, 06/20/43	762	695,886
3.00%, 07/15/43	60	54,517
3.00%, 07/20/43	2,155	1,966,769
3.00%, 08/15/43	510	464,143
3.00%, 08/20/43	824	752,311
3.00%, 09/15/43	665	605,174
3.00%, 09/20/43	1,037	946,827
3.00%, 10/20/43	181	164,801
3.00%, 11/20/43	350	319,149
3.00%, 12/20/43	857	782,462
3.00%, 01/15/44	274	250,531
3.00%, 01/20/44	3,680	3,358,502
3.00%, 02/20/44	1,057	964,828
3.00%, 03/20/44	1,072	978,026
3.00%, 04/20/44	59	54,272
3.00%, 06/20/44	144	131,489
3.00%, 07/20/44	520	470,710
3.00%, 08/20/44	24,793	22,627,886
3.00%, 09/20/44	510	461,740
3.00%, 10/15/44	18	16,937
3.00%, 10/20/44	2,981	2,720,512
3.00%, 11/20/44	6,256	5,666,816
3.00%, 12/20/44	14	12,243
3.00%, 01/20/45	3,420	3,098,143
3.00%, 02/20/45	193	174,395
3.00%, 03/20/45	219	196,737
3.00%, 04/20/45	3,416	3,069,402
3.00%, 05/20/45	6,838	6,143,604
3.00%, 06/20/45	1,092	981,287
3.00%, 07/15/45	3	2,508
3.00%, 07/20/45	11,403	10,245,669
3.00%, 08/15/45	1,525	1,368,235
3.00%, 08/20/45	24,003	21,566,848
3.00%, 09/20/45	562	504,596
3.00%, 10/20/45	7,965	7,081,532
3.00%, 11/20/45	3,722	3,290,752
3.00%, 12/20/45	9,199	8,204,964
3.00%, 01/20/46	4,412	3,963,514
3.00%, 02/20/46	8,876	7,974,840
3.00%, 03/20/46	3,911	3,509,385
3.00%, 04/20/46	4,091	3,670,668
3.00%, 05/20/46	13,536	12,144,327
3.00%, 06/20/46	8,167	7,337,028
3.00%, 07/15/46	352	315,938
Schedule of Investments
106

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 07/20/46	$13,431	$12,050,244
3.00%, 08/20/46	25,732	23,087,086
3.00%, 09/20/46	18,686	16,810,088
3.00%, 10/20/46	61,739	55,507,154
3.00%, 11/15/46	111	99,250
3.00%, 11/20/46	12,811	11,514,915
3.00%, 12/15/46	4,324	3,853,144
3.00%, 12/20/46	25,460	22,842,357
3.00%, 01/20/47	16,721	15,002,108
3.00%, 02/15/47	9,532	8,550,071
3.00%, 02/20/47	39,051	35,036,462
3.00%, 03/20/47	13,399	12,021,918
3.00%, 04/20/47	9,089	8,150,971
3.00%, 05/20/47	372	333,558
3.00%, 06/15/47	154	136,305
3.00%, 06/20/47	5,232	4,701,091
3.00%, 07/20/47	2,553	2,289,378
3.00%, 08/20/47	923	827,962
3.00%, 09/15/47	102	90,223
3.00%, 09/20/47	5,144	4,613,121
3.00%, 11/20/47	10,173	9,122,954
3.00%, 12/15/47	20	17,891
3.00%, 12/20/47	2,484	2,227,639
3.00%, 01/20/48	32,865	29,472,019
3.00%, 02/20/48	4,785	4,285,284
3.00%, 03/20/48	9,925	8,900,553
3.00%, 04/20/48	8,734	7,832,312
3.00%, 05/20/48	2,193	1,966,566
3.00%, 07/20/48	75	67,683
3.00%, 08/20/48	1,998	1,791,915
3.00%, 09/20/48	1,256	1,125,916
3.00%, 10/20/48	776	696,184
3.00%, 11/20/48	1,753	1,571,749
3.00%, 12/20/48	1,164	1,043,902
3.00%, 01/20/49	423	378,992
3.00%, 02/20/49	425	380,871
3.00%, 03/20/49	3,737	3,352,863
3.00%, 04/20/49	1,823	1,634,366
3.00%, 06/20/49	2,603	2,334,303
3.00%, 07/20/49	18,750	16,699,636
3.00%, 09/20/49	19,573	17,417,178
3.00%, 10/20/49	23,348	20,791,835
3.00%, 11/15/49	322	285,696
3.00%, 11/20/49	3,668	3,262,238
3.00%, 12/20/49	32,256	28,711,593
3.00%, 01/20/50	19,315	17,173,278
3.00%, 02/15/50	2,193	1,941,927
3.00%, 02/20/50	31,409	27,911,459
3.00%, 03/20/50	7,192	6,388,259
3.00%, 04/20/50	2,019	1,791,937
3.00%, 05/20/50	1,143	1,015,035
3.00%, 06/20/50	1,696	1,501,702
3.00%, 08/20/50	7,402	6,583,935
3.00%, 10/20/50	2,256	2,006,989
3.00%, 01/20/51	4,938	4,383,999
3.00%, 04/20/51	11,630	10,315,341
3.00%, 05/20/51	2,577	2,285,046
3.00%, 06/20/51	31,212	27,678,000
3.00%, 07/20/51	2,750	2,438,011
3.00%, 08/20/51	13,599	12,057,332
3.00%, 09/20/51	29,394	26,059,038
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 10/20/51	$10,866	$9,632,836
3.00%, 11/20/51	22,876	20,277,025
3.00%, 12/20/51	27,182	24,091,555
3.00%, 01/20/52	1,567	1,388,927
3.00%, 02/20/52	18,163	16,095,789
3.00%, 03/20/52	48,111	42,513,824
3.00%, 04/20/52	39,277	34,789,202
3.00%, 05/20/52	57,849	51,239,067
3.00%, 06/20/52	32,057	28,393,847
3.00%, 07/20/52	11,918	10,556,022
3.00%, 08/20/52	8,153	7,221,094
3.00%, 09/20/52	15,923	14,103,886
3.00%, 10/20/52	5,485	4,857,996
3.00%, 11/20/52	47	41,617
3.00%, 12/20/52	1,624	1,439,605
3.00%, 01/20/53	14,905	13,202,138
3.00%, 02/20/53	14,843	13,186,075
3.00%, 03/20/53	2,331	2,071,892
3.00%, 04/20/53	3,386	3,016,679
3.00%, 06/20/53	2,388	2,123,935
3.00%, 11/20/53	13,350	11,863,374
3.00%, 01/20/54	392	348,934
3.00%, 04/20/54	895	795,819
3.00%, 07/20/54	273	242,902
3.00%, 10/20/54	1,130	1,001,794
3.00%, 07/20/55	1,130	1,000,331
3.50%, 12/15/25	0 (a)	136
3.50%, 02/15/26	1	1,046
3.50%, 05/15/26	1	1,392
3.50%, 12/20/26	11	10,968
3.50%, 03/20/27	3	2,586
3.50%, 04/20/27	8	7,749
3.50%, 01/20/29	3	3,370
3.50%, 07/15/29	65	64,502
3.50%, 01/15/41	9	8,540
3.50%, 01/20/41	55	52,157
3.50%, 09/15/41	127	118,893
3.50%, 10/15/41	7	6,292
3.50%, 11/15/41	50	46,482
3.50%, 11/20/41	1,286	1,205,992
3.50%, 12/15/41	1,213	1,138,334
3.50%, 12/20/41	1,021	956,796
3.50%, 01/15/42	138	129,584
3.50%, 01/20/42	253	237,344
3.50%, 02/15/42	294	275,128
3.50%, 02/20/42	55	51,867
3.50%, 03/15/42	135	126,267
3.50%, 03/20/42	7,438	6,972,319
3.50%, 04/15/42	340	318,829
3.50%, 05/15/42	245	228,991
3.50%, 05/20/42	516	483,306
3.50%, 06/15/42	105	98,750
3.50%, 06/20/42	10,032	9,404,386
3.50%, 07/15/42	287	267,611
3.50%, 08/15/42	37	34,907
3.50%, 08/20/42	779	730,185
3.50%, 09/15/42	879	824,450
3.50%, 09/20/42	12,496	11,714,160
3.50%, 10/15/42	657	615,797
3.50%, 10/20/42	10,618	9,953,871
3.50%, 11/15/42	330	308,835
107
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 11/20/42	$11,119	$10,423,602
3.50%, 12/20/42	8,294	7,774,970
3.50%, 01/15/43	253	236,562
3.50%, 01/20/43	1,664	1,559,578
3.50%, 02/15/43	62	57,880
3.50%, 03/15/43	479	449,028
3.50%, 03/20/43	27	25,511
3.50%, 04/15/43	94	86,383
3.50%, 04/20/43	5,369	5,032,763
3.50%, 05/15/43	743	695,790
3.50%, 05/20/43	10,522	9,863,004
3.50%, 06/15/43	7,382	6,798,093
3.50%, 07/20/43	183	171,889
3.50%, 08/15/43	178	166,407
3.50%, 08/20/43	538	504,373
3.50%, 09/20/43	5,748	5,387,703
3.50%, 10/15/43	52	48,545
3.50%, 10/20/43	982	920,360
3.50%, 11/20/43	113	105,459
3.50%, 01/20/44	2	2,020
3.50%, 02/20/44	670	628,166
3.50%, 03/20/44	1,415	1,326,655
3.50%, 04/20/44	1,621	1,511,835
3.50%, 05/20/44	335	312,102
3.50%, 06/15/44	4	3,629
3.50%, 06/20/44	2,321	2,165,093
3.50%, 07/15/44	36	33,142
3.50%, 07/20/44	52	48,783
3.50%, 09/15/44	340	312,394
3.50%, 09/20/44	5,379	5,017,039
3.50%, 10/20/44	3,356	3,129,568
3.50%, 11/20/44	774	722,295
3.50%, 12/15/44	58	53,917
3.50%, 12/20/44	1,720	1,603,953
3.50%, 01/15/45	115	107,310
3.50%, 01/20/45	743	693,088
3.50%, 02/20/45	23	21,589
3.50%, 03/15/45	23	21,560
3.50%, 03/20/45	573	531,353
3.50%, 04/15/45	306	283,764
3.50%, 04/20/45	6,589	6,108,181
3.50%, 05/20/45	1,953	1,811,337
3.50%, 06/20/45	5,601	5,192,565
3.50%, 07/20/45	130	120,741
3.50%, 08/20/45	175	161,917
3.50%, 09/20/45	3,877	3,593,997
3.50%, 10/20/45	140	130,074
3.50%, 11/20/45	11,812	10,950,762
3.50%, 12/20/45	5,278	4,893,103
3.50%, 01/20/46	1,646	1,525,955
3.50%, 02/20/46	196	181,785
3.50%, 03/20/46	13,468	12,485,704
3.50%, 04/20/46	12,024	11,130,984
3.50%, 05/20/46	4,052	3,750,963
3.50%, 06/15/46	120	111,345
3.50%, 06/20/46	38,780	35,899,143
3.50%, 07/15/46	1,492	1,380,114
3.50%, 07/20/46	2,395	2,216,660
3.50%, 08/15/46	2,831	2,619,160
3.50%, 08/20/46	63	58,447
3.50%, 09/15/46	2,218	2,051,555
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 09/20/46	$5,632	$5,214,166
3.50%, 10/15/46	803	742,991
3.50%, 10/20/46	290	268,472
3.50%, 11/20/46	5,111	4,730,919
3.50%, 12/20/46	7,197	6,662,634
3.50%, 01/20/47	23,352	21,616,863
3.50%, 02/20/47	42,309	39,165,852
3.50%, 03/20/47	11,750	10,875,387
3.50%, 04/20/47	8,222	7,609,630
3.50%, 05/20/47	1,435	1,328,008
3.50%, 06/15/47	810	747,868
3.50%, 06/20/47	3,196	2,958,097
3.50%, 07/20/47	3,368	3,116,984
3.50%, 08/20/47	15,948	14,761,559
3.50%, 09/15/47	347	317,347
3.50%, 09/20/47	35,995	33,168,861
3.50%, 10/15/47	1,052	965,157
3.50%, 10/20/47	18,318	16,829,722
3.50%, 11/15/47	1,975	1,824,409
3.50%, 11/20/47	15,401	14,254,578
3.50%, 12/15/47	3,053	2,820,506
3.50%, 12/20/47	22,123	20,316,836
3.50%, 01/15/48	3,899	3,566,979
3.50%, 01/20/48	17,240	15,957,360
3.50%, 02/15/48	115	104,800
3.50%, 02/20/48	15,665	14,498,921
3.50%, 03/20/48	66	61,431
3.50%, 04/15/48	273	251,684
3.50%, 04/20/48	13,183	12,164,297
3.50%, 05/15/48	35	32,266
3.50%, 05/20/48	15,200	14,069,118
3.50%, 08/20/48	162	149,240
3.50%, 09/15/48	1,011	919,074
3.50%, 09/20/48	4,225	3,872,136
3.50%, 10/20/48	13,438	12,383,274
3.50%, 11/20/48	12,110	11,159,647
3.50%, 12/20/48	596	549,635
3.50%, 01/20/49	2,207	2,043,066
3.50%, 02/20/49	1,682	1,550,042
3.50%, 03/20/49	16,899	15,572,559
3.50%, 04/20/49	264	243,480
3.50%, 05/20/49	267	245,635
3.50%, 06/20/49	2,235	2,056,505
3.50%, 07/20/49	1,432	1,318,305
3.50%, 09/20/49	13,147	12,101,784
3.50%, 10/15/49	12	11,035
3.50%, 10/20/49	778	716,313
3.50%, 11/15/49	268	246,449
3.50%, 11/20/49	1,590	1,463,907
3.50%, 12/20/49	5,297	4,875,922
3.50%, 01/20/50	27,421	25,240,085
3.50%, 02/20/50	835	768,248
3.50%, 03/20/50	906	834,311
3.50%, 04/20/50	1,143	1,052,117
3.50%, 05/20/50	7,098	6,533,560
3.50%, 06/20/50	5,130	4,720,067
3.50%, 07/20/50	1,038	955,569
3.50%, 08/20/50	3,567	3,281,916
3.50%, 09/20/50	48	44,289
3.50%, 10/20/50	908	835,676
3.50%, 11/20/50	956	879,581
Schedule of Investments
108

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 12/20/50	$188	$173,297
3.50%, 03/20/51	1,432	1,317,991
3.50%, 05/20/51	4,280	3,937,814
3.50%, 06/20/51	8,186	7,531,868
3.50%, 07/20/51	559	514,400
3.50%, 09/20/51	619	567,271
3.50%, 11/20/51	430	393,450
3.50%, 12/20/51	877	803,330
3.50%, 01/20/52	3,395	3,110,237
3.50%, 02/20/52	4,266	3,907,277
3.50%, 03/20/52	5,403	4,923,518
3.50%, 04/20/52	4,850	4,438,049
3.50%, 05/20/52	9,215	8,431,298
3.50%, 06/20/52	4,029	3,686,195
3.50%, 07/20/52	954	872,500
3.50%, 08/20/52	2,313	2,116,394
3.50%, 09/20/52	6,286	5,750,362
3.50%, 10/20/52	28,134	25,731,131
3.50%, 11/20/52	855	782,149
3.50%, 12/20/52	3,509	3,210,030
3.50%, 01/20/53	9,180	8,396,923
3.50%, 02/20/53	17,281	15,900,752
3.50%, 03/20/53	1,594	1,466,497
3.50%, 04/20/53	6,810	6,268,479
3.50%, 06/20/53	27,231	25,055,725
3.50%, 07/20/53	14,155	13,024,561
3.50%, 08/20/53	200	184,343
3.50%, 09/20/53	662	609,368
3.50%, 10/20/53	1,950	1,795,163
3.50%, 11/20/53	118	108,982
3.50%, 12/20/53	211	194,629
3.50%, 01/20/54	5,819	5,356,047
3.50%, 02/20/54	917	843,815
3.50%, 04/20/54	872	802,264
3.50%, 05/20/54	903	830,700
3.50%, 09/22/55(c)	52,245	47,545,243
4.00%, 11/15/25	0 (a)	494
4.00%, 05/15/26	1	1,392
4.00%, 07/20/26	1	964
4.00%, 06/15/39	43	42,001
4.00%, 09/20/39	227	218,650
4.00%, 11/20/39	8,134	7,995,897
4.00%, 12/20/39	485	467,427
4.00%, 04/20/40	311	299,537
4.00%, 07/20/40	322	310,470
4.00%, 08/15/40	28	26,495
4.00%, 08/20/40	322	309,646
4.00%, 09/15/40	123	117,741
4.00%, 09/20/40	154	148,326
4.00%, 10/15/40	96	92,379
4.00%, 10/20/40	962	926,235
4.00%, 11/15/40	59	56,281
4.00%, 11/20/40	721	694,416
4.00%, 12/15/40	44	42,881
4.00%, 12/20/40	5,561	5,355,918
4.00%, 01/15/41	132	127,215
4.00%, 01/20/41	970	934,612
4.00%, 02/15/41	1,603	1,542,162
4.00%, 02/20/41	85	82,168
4.00%, 03/15/41	242	232,054
4.00%, 04/15/41	1,073	1,030,642
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 04/20/41	$69	$66,577
4.00%, 05/15/41	280	269,586
4.00%, 05/20/41	424	407,806
4.00%, 06/15/41	0 (a)	183
4.00%, 07/15/41	502	481,867
4.00%, 07/20/41	191	183,870
4.00%, 08/15/41	36	34,879
4.00%, 08/20/41	1,225	1,177,516
4.00%, 09/15/41	160	153,280
4.00%, 09/20/41	71	68,643
4.00%, 10/15/41	22	20,886
4.00%, 10/20/41	54	51,761
4.00%, 11/15/41	11	10,452
4.00%, 11/20/41	2,209	2,124,482
4.00%, 12/15/41	375	360,051
4.00%, 12/20/41	506	486,996
4.00%, 01/15/42	262	251,991
4.00%, 01/20/42	780	749,741
4.00%, 02/15/42	1,133	1,086,430
4.00%, 02/20/42	1,559	1,499,275
4.00%, 03/15/42	1,756	1,684,357
4.00%, 03/20/42	166	159,263
4.00%, 04/15/42	1,118	1,073,002
4.00%, 04/20/42	602	578,455
4.00%, 05/15/42	342	327,604
4.00%, 05/20/42	1,030	989,526
4.00%, 06/20/42	136	131,476
4.00%, 07/20/42	336	322,882
4.00%, 08/15/42	329	315,592
4.00%, 08/20/42	1,504	1,444,712
4.00%, 09/20/42	27	25,536
4.00%, 10/15/42	183	175,609
4.00%, 10/20/42	28	26,574
4.00%, 11/20/42	388	372,636
4.00%, 12/20/42	2,823	2,711,110
4.00%, 01/20/43	289	277,831
4.00%, 03/20/43	170	163,693
4.00%, 04/20/43	154	147,431
4.00%, 05/15/43	4	4,022
4.00%, 05/20/43	787	755,708
4.00%, 06/20/43	21	20,031
4.00%, 09/15/43	78	74,350
4.00%, 09/20/43	18	17,122
4.00%, 10/20/43	367	352,206
4.00%, 11/20/43	25	23,824
4.00%, 01/20/44	769	737,645
4.00%, 02/20/44	360	345,281
4.00%, 03/15/44	82	78,011
4.00%, 03/20/44	176	167,875
4.00%, 04/20/44	836	799,372
4.00%, 05/15/44	45	42,910
4.00%, 06/20/44	334	319,345
4.00%, 07/15/44	26	24,362
4.00%, 07/20/44	1,534	1,466,189
4.00%, 08/15/44	13	12,086
4.00%, 08/20/44	2,354	2,249,457
4.00%, 09/15/44	190	181,204
4.00%, 09/20/44	237	226,378
4.00%, 10/20/44	3,240	3,096,647
4.00%, 01/15/45	12	11,504
4.00%, 01/20/45	3,462	3,309,039
109
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/15/45	$2	$1,686
4.00%, 02/20/45	225	215,234
4.00%, 03/15/45	20	18,943
4.00%, 03/20/45	875	835,868
4.00%, 04/15/45	33	31,683
4.00%, 04/20/45	453	433,441
4.00%, 05/15/45	32	30,267
4.00%, 05/20/45	10	9,403
4.00%, 06/15/45	137	131,251
4.00%, 06/20/45	1,495	1,429,288
4.00%, 07/15/45	42	40,261
4.00%, 07/20/45	783	748,510
4.00%, 08/15/45	21	19,553
4.00%, 08/20/45	576	550,358
4.00%, 09/15/45	221	210,903
4.00%, 09/20/45	5,156	4,927,085
4.00%, 10/20/45	489	467,863
4.00%, 11/15/45	26	25,141
4.00%, 11/20/45	3,461	3,307,140
4.00%, 12/20/45	199	190,004
4.00%, 01/20/46	892	852,080
4.00%, 03/20/46	6,770	6,471,563
4.00%, 04/15/46	336	319,456
4.00%, 04/20/46	3,350	3,202,783
4.00%, 05/15/46	4	4,266
4.00%, 05/20/46	2,235	2,136,749
4.00%, 06/20/46	579	551,943
4.00%, 07/20/46	806	768,623
4.00%, 08/15/46	45	42,134
4.00%, 08/20/46	73	70,121
4.00%, 09/20/46	3,319	3,165,077
4.00%, 10/15/46	69	65,678
4.00%, 11/15/46	122	115,885
4.00%, 11/20/46	3,106	2,961,733
4.00%, 12/15/46	1,010	964,562
4.00%, 12/20/46	1,470	1,401,892
4.00%, 01/20/47	4,745	4,524,969
4.00%, 02/20/47	564	537,697
4.00%, 03/20/47	1,285	1,225,903
4.00%, 04/20/47	19,657	18,654,938
4.00%, 05/20/47	2,489	2,362,318
4.00%, 06/20/47	20,454	19,410,915
4.00%, 07/20/47	25,551	24,247,925
4.00%, 08/20/47	6,300	5,978,554
4.00%, 09/20/47	5,545	5,261,892
4.00%, 10/15/47	22	20,798
4.00%, 10/20/47	820	778,541
4.00%, 11/20/47	27,603	26,194,998
4.00%, 12/20/47	8,324	7,899,109
4.00%, 01/15/48	1,287	1,221,112
4.00%, 01/20/48	5,468	5,186,553
4.00%, 02/20/48	19,541	18,544,705
4.00%, 03/20/48	17,605	16,704,401
4.00%, 04/20/48	10,250	9,717,447
4.00%, 05/15/48	82	77,341
4.00%, 05/20/48	2,429	2,301,281
4.00%, 06/20/48	10,810	10,248,450
4.00%, 07/20/48	3,862	3,661,507
4.00%, 08/20/48	10,961	10,392,568
4.00%, 09/20/48	19,943	18,919,389
4.00%, 10/20/48	3,383	3,207,946
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 11/20/48	$12,031	$11,406,007
4.00%, 12/20/48	3,116	2,954,770
4.00%, 02/20/49	8,839	8,380,684
4.00%, 03/20/49	7,294	6,916,136
4.00%, 04/20/49	241	227,488
4.00%, 05/20/49	3,856	3,644,753
4.00%, 06/20/49	3,917	3,700,384
4.00%, 07/20/49	3,416	3,221,796
4.00%, 09/15/49	65	61,464
4.00%, 09/20/49	190	180,000
4.00%, 10/20/49	356	336,781
4.00%, 11/20/49	26	24,977
4.00%, 01/20/50	19,875	18,785,213
4.00%, 02/20/50	9,437	8,919,180
4.00%, 03/20/50	285	269,018
4.00%, 04/20/50	7	6,603
4.00%, 05/20/50	2,214	2,092,425
4.00%, 06/20/50	1,684	1,591,325
4.00%, 07/20/50	4,793	4,546,379
4.00%, 08/20/50	2,259	2,135,879
4.00%, 10/20/50	2,095	1,981,487
4.00%, 11/20/50	410	387,798
4.00%, 12/20/50	1,108	1,047,844
4.00%, 01/20/51	45	42,687
4.00%, 04/20/52	768	722,245
4.00%, 06/20/52	7,736	7,275,285
4.00%, 07/20/52	10,000	9,405,417
4.00%, 08/20/52	16,326	15,354,409
4.00%, 09/20/52	51,826	48,742,029
4.00%, 10/20/52	51,409	48,350,017
4.00%, 11/20/52	8,546	8,037,937
4.00%, 12/20/52	8,593	8,082,041
4.00%, 02/20/53	634	596,185
4.00%, 03/20/53	3,344	3,145,285
4.00%, 05/20/53	4,351	4,091,731
4.00%, 06/20/53	2,394	2,251,359
4.00%, 07/20/53	3,424	3,222,221
4.00%, 08/20/53	1,497	1,408,384
4.00%, 10/20/53	267	251,526
4.00%, 11/20/53	17,579	16,541,533
4.00%, 12/20/53	443	417,062
4.00%, 01/20/54	2,436	2,290,887
4.00%, 02/20/54	1,955	1,838,521
4.00%, 03/20/54	2,697	2,523,832
4.00%, 04/20/54	4,409	4,125,627
4.00%, 05/20/54	3,073	2,875,549
4.00%, 08/20/54	9,470	8,830,334
4.00%, 09/20/54	5,301	4,942,880
4.00%, 10/20/54	979	912,801
4.00%, 01/20/55	8,073	7,527,825
4.00%, 04/20/55	474	442,066
4.00%, 09/22/55(c)	10,600	9,887,110
4.50%, 04/20/26	1	684
4.50%, 07/15/33	1	755
4.50%, 08/15/33	6	5,897
4.50%, 11/20/33	1	1,401
4.50%, 06/15/34	1	1,313
4.50%, 01/15/35	0 (a)	342
4.50%, 06/20/35	10	10,081
4.50%, 08/15/35	3	3,177
4.50%, 08/15/35	0 (a)	284
Schedule of Investments
110

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 03/15/39	$63	$62,423
4.50%, 03/20/39	24	23,749
4.50%, 04/15/39	198	197,409
4.50%, 05/15/39	61	61,827
4.50%, 06/15/39	57	55,912
4.50%, 07/15/39	222	221,928
4.50%, 08/15/39	883	883,539
4.50%, 09/15/39	29	28,472
4.50%, 10/15/39	5	5,286
4.50%, 11/15/39	25	24,223
4.50%, 11/20/39	337	335,066
4.50%, 12/15/39	47	46,812
4.50%, 12/20/39	32	31,901
4.50%, 01/15/40	108	107,790
4.50%, 01/20/40	548	545,274
4.50%, 02/15/40	86	86,911
4.50%, 03/15/40	60	59,394
4.50%, 04/15/40	29	28,169
4.50%, 04/20/40	785	780,574
4.50%, 05/15/40	18	18,121
4.50%, 05/20/40	290	288,453
4.50%, 06/15/40	1,894	1,881,795
4.50%, 06/20/40	5,587	5,555,718
4.50%, 07/15/40	695	690,071
4.50%, 07/20/40	2,010	1,998,676
4.50%, 08/15/40	2,325	2,311,679
4.50%, 08/20/40	574	570,671
4.50%, 09/15/40	125	124,121
4.50%, 10/15/40	51	50,881
4.50%, 10/20/40	3,009	2,992,109
4.50%, 11/20/40	903	897,920
4.50%, 12/15/40	10	10,423
4.50%, 01/15/41	3	3,195
4.50%, 01/20/41	6,798	6,759,928
4.50%, 02/15/41	4	4,356
4.50%, 02/20/41	3,914	3,892,274
4.50%, 03/15/41	63	62,101
4.50%, 03/20/41	1,414	1,405,678
4.50%, 04/15/41	15	15,120
4.50%, 04/20/41	7,732	7,688,337
4.50%, 05/15/41	32	32,245
4.50%, 05/20/41	4,271	4,247,282
4.50%, 06/15/41	38	37,777
4.50%, 06/20/41	6,194	6,159,165
4.50%, 07/15/41	26	25,722
4.50%, 07/20/41	4,771	4,743,714
4.50%, 08/15/41	43	42,106
4.50%, 08/20/41	73	72,455
4.50%, 09/15/41	14	13,364
4.50%, 09/20/41	1,028	1,022,107
4.50%, 11/20/41	1,010	1,004,299
4.50%, 12/20/41	429	426,099
4.50%, 01/20/42	3,648	3,627,931
4.50%, 02/20/42	41	40,683
4.50%, 03/20/42	10	9,590
4.50%, 04/20/42	18	17,418
4.50%, 05/20/42	13	12,560
4.50%, 08/20/43	7	6,916
4.50%, 09/20/43	205	202,217
4.50%, 11/20/43	385	380,321
4.50%, 02/20/44	109	107,815
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 03/20/44	$2,208	$2,182,946
4.50%, 04/20/44	2	2,108
4.50%, 05/20/44	205	202,969
4.50%, 06/20/44	10	9,447
4.50%, 08/20/44	14	14,244
4.50%, 09/20/44	3,070	3,033,684
4.50%, 10/20/44	173	170,485
4.50%, 11/20/44	142	140,302
4.50%, 02/20/45	33	32,358
4.50%, 03/20/45	2	2,106
4.50%, 06/20/45	106	104,404
4.50%, 09/15/45	15	14,558
4.50%, 09/20/45	6	5,982
4.50%, 10/15/45	41	40,655
4.50%, 10/20/45	50	49,317
4.50%, 11/20/45	4,791	4,734,480
4.50%, 12/20/45	120	118,135
4.50%, 01/20/46	39	38,784
4.50%, 02/15/46	108	106,196
4.50%, 02/20/46	532	525,779
4.50%, 03/20/46	7,750	7,661,109
4.50%, 05/20/46	96	94,616
4.50%, 07/20/46	185	182,649
4.50%, 08/15/46	15	14,936
4.50%, 08/20/46	274	271,222
4.50%, 09/15/46	57	56,029
4.50%, 09/20/46	1,337	1,325,307
4.50%, 10/15/46	10	9,717
4.50%, 10/20/46	1,433	1,416,284
4.50%, 11/20/46	630	622,497
4.50%, 12/20/46	114	113,033
4.50%, 01/20/47	436	430,677
4.50%, 02/20/47	225	221,981
4.50%, 04/20/47	311	306,353
4.50%, 05/20/47	678	668,825
4.50%, 06/15/47	58	56,481
4.50%, 06/20/47	737	726,734
4.50%, 07/20/47	6,773	6,677,569
4.50%, 08/15/47	20	19,903
4.50%, 08/20/47	484	477,445
4.50%, 09/20/47	118	115,685
4.50%, 10/20/47	1,324	1,304,367
4.50%, 11/20/47	131	128,379
4.50%, 12/20/47	219	215,174
4.50%, 01/20/48	1,714	1,684,801
4.50%, 02/20/48	2,705	2,659,530
4.50%, 03/20/48	3,257	3,201,965
4.50%, 04/20/48	11,419	11,225,528
4.50%, 05/20/48	425	417,567
4.50%, 06/20/48	9,930	9,744,711
4.50%, 07/20/48	15,465	15,177,285
4.50%, 08/20/48	11,726	11,507,433
4.50%, 09/20/48	5,123	5,027,143
4.50%, 10/20/48	1,391	1,365,182
4.50%, 11/20/48	7,279	7,143,052
4.50%, 12/20/48	5,640	5,538,987
4.50%, 01/20/49	15,436	15,148,152
4.50%, 02/20/49	2,107	2,068,002
4.50%, 03/20/49	5,326	5,226,719
4.50%, 04/20/49	2,654	2,604,712
4.50%, 05/20/49	9,253	9,080,731
111
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 06/20/49	$770	$755,807
4.50%, 08/20/49	3,010	2,954,098
4.50%, 09/20/49	221	216,962
4.50%, 10/20/49	439	431,220
4.50%, 11/20/49	714	701,140
4.50%, 12/20/49	140	136,941
4.50%, 02/20/50	7,059	6,927,554
4.50%, 03/20/50	2,835	2,782,271
4.50%, 04/20/50	2,508	2,461,140
4.50%, 05/20/50	2,027	1,989,223
4.50%, 07/20/50	313	306,686
4.50%, 12/20/50	128	125,776
4.50%, 03/20/51	1,657	1,626,018
4.50%, 04/20/51	1,745	1,712,150
4.50%, 05/20/51	42	41,532
4.50%, 06/20/51	2,117	2,080,942
4.50%, 12/20/51	3,579	3,512,512
4.50%, 02/20/52	16	16,054
4.50%, 05/20/52	5,792	5,626,448
4.50%, 07/20/52	16,223	15,769,005
4.50%, 08/20/52	37,740	36,689,807
4.50%, 09/20/52	4,203	4,082,336
4.50%, 10/20/52	4,524	4,394,329
4.50%, 11/20/52	4,828	4,689,246
4.50%, 03/20/53	41,663	40,468,742
4.50%, 04/20/53	39,325	38,101,905
4.50%, 05/20/53	22,204	21,543,246
4.50%, 06/20/53	9,584	9,289,891
4.50%, 02/20/54	22,317	21,575,835
4.50%, 03/20/54	7,813	7,531,801
4.50%, 04/20/54	23,308	22,466,689
4.50%, 05/20/54	4,809	4,635,138
4.50%, 06/20/54	3,980	3,835,275
4.50%, 07/20/54	34,697	33,434,180
4.50%, 08/20/54	24,342	23,451,755
4.50%, 10/20/54	31,406	30,287,774
4.50%, 11/20/54	58,906	56,809,188
4.50%, 12/20/54	24,828	23,901,248
4.50%, 01/20/55	9,836	9,468,610
4.50%, 09/22/55(c)	34,232	32,964,641
5.00%, 03/15/33	2	2,111
5.00%, 05/20/33	94	95,909
5.00%, 06/15/33	3	3,104
5.00%, 07/15/33	12	10,957
5.00%, 07/20/33	1	655
5.00%, 08/15/33	40	40,551
5.00%, 09/15/33	22	22,049
5.00%, 09/15/33	0 (a)	378
5.00%, 10/15/33	15	15,082
5.00%, 10/15/33	0 (a)	381
5.00%, 01/15/34	1	517
5.00%, 01/20/34	1	852
5.00%, 02/15/34	17	16,914
5.00%, 04/15/34	1	1,383
5.00%, 05/15/34	2	1,383
5.00%, 05/20/34	0 (a)	484
5.00%, 06/15/34	16	16,227
5.00%, 07/15/34	10	10,036
5.00%, 12/15/34	1	1,280
5.00%, 01/15/35	5	4,714
5.00%, 03/15/35	0 (a)	348
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 05/15/35	$1	$911
5.00%, 07/20/35	434	443,327
5.00%, 08/15/35	14	13,463
5.00%, 09/15/35	5	4,976
5.00%, 10/15/35	36	36,512
5.00%, 11/15/35	7	7,182
5.00%, 12/15/35	7	7,133
5.00%, 04/20/36	16	16,494
5.00%, 09/15/36	11	11,675
5.00%, 12/15/36	1,658	1,696,131
5.00%, 04/20/37	0 (a)	447
5.00%, 12/15/37	2	1,849
5.00%, 01/15/38	0 (a)	127
5.00%, 02/15/38	0 (a)	221
5.00%, 03/15/38	0 (a)	481
5.00%, 03/20/38	3	3,371
5.00%, 04/15/38	0 (a)	940
5.00%, 04/15/38	8	7,731
5.00%, 04/20/38	84	85,913
5.00%, 05/15/38	53	55,056
5.00%, 05/20/38	1	1,066
5.00%, 06/15/38	20	20,395
5.00%, 06/20/38	9	9,011
5.00%, 07/15/38	2	1,659
5.00%, 07/15/38	0 (a)	249
5.00%, 08/15/38	22	22,461
5.00%, 08/20/38	7	7,369
5.00%, 10/15/38	9	9,496
5.00%, 10/20/38	9	9,572
5.00%, 12/15/38	0 (a)	486
5.00%, 12/15/38	4	4,184
5.00%, 01/15/39	756	775,616
5.00%, 02/15/39	206	210,784
5.00%, 03/15/39	47	47,963
5.00%, 03/15/39	0 (a)	367
5.00%, 04/15/39	29	29,718
5.00%, 05/15/39	10	10,387
5.00%, 05/20/39	4	4,061
5.00%, 06/15/39	53	53,647
5.00%, 06/20/39	2,150	2,196,504
5.00%, 07/15/39	1,696	1,740,444
5.00%, 07/20/39	539	550,943
5.00%, 08/15/39	68	68,716
5.00%, 09/15/39	207	211,810
5.00%, 10/15/39	25	25,302
5.00%, 10/20/39	627	640,837
5.00%, 11/15/39	34	34,565
5.00%, 11/20/39	98	100,438
5.00%, 12/15/39	11	11,031
5.00%, 02/15/40	201	204,633
5.00%, 03/15/40	23	23,156
5.00%, 03/20/40	2	2,404
5.00%, 04/15/40	8	8,474
5.00%, 05/15/40	408	418,400
5.00%, 05/20/40	7	7,553
5.00%, 06/15/40	78	80,443
5.00%, 06/20/40	20	20,530
5.00%, 07/15/40	25	25,355
5.00%, 07/20/40	1,984	2,027,254
5.00%, 08/15/40	8	8,113
5.00%, 08/20/40	631	644,917
Schedule of Investments
112

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 12/15/40	$46	$47,580
5.00%, 01/20/41	40	40,891
5.00%, 02/20/41	17	17,576
5.00%, 04/15/41	8	7,970
5.00%, 04/20/41	1	836
5.00%, 05/20/41	26	26,221
5.00%, 06/20/41	5	5,131
5.00%, 07/20/41	6	6,431
5.00%, 09/20/41	9	9,203
5.00%, 10/20/41	5	5,380
5.00%, 11/20/41	1,805	1,844,387
5.00%, 12/20/41	12	12,088
5.00%, 02/20/42	52	53,510
5.00%, 03/20/42	10	10,304
5.00%, 07/20/42	340	347,789
5.00%, 08/20/42	15	15,669
5.00%, 10/20/42	1	1,070
5.00%, 01/20/43	88	90,037
5.00%, 04/20/43	23	23,451
5.00%, 05/20/43	15	15,437
5.00%, 11/20/43	52	53,035
5.00%, 01/20/44	72	73,196
5.00%, 03/15/44	1,377	1,410,251
5.00%, 05/20/44	157	160,854
5.00%, 06/20/44	22	22,478
5.00%, 07/20/44	124	126,225
5.00%, 08/20/44	59	60,452
5.00%, 12/20/44	364	372,161
5.00%, 04/20/45	80	81,657
5.00%, 06/20/45	385	393,498
5.00%, 07/20/45	2	1,966
5.00%, 08/20/45	11	10,918
5.00%, 09/20/45	8	7,842
5.00%, 10/20/45	176	180,220
5.00%, 11/20/45	4	3,710
5.00%, 02/20/46	426	434,892
5.00%, 03/20/46	6	6,003
5.00%, 04/20/46	70	71,635
5.00%, 05/20/46	51	51,969
5.00%, 07/20/46	140	143,123
5.00%, 08/20/46	946	966,647
5.00%, 10/20/46	1,630	1,664,841
5.00%, 11/20/46	771	787,646
5.00%, 01/20/47	1,948	1,989,725
5.00%, 02/20/47	1,386	1,416,403
5.00%, 03/20/47	1,604	1,639,028
5.00%, 04/20/47	393	400,097
5.00%, 05/20/47	616	624,701
5.00%, 06/20/47	119	120,741
5.00%, 07/15/47	262	264,196
5.00%, 07/20/47	26	26,658
5.00%, 08/15/47	138	139,386
5.00%, 08/20/47	64	64,388
5.00%, 09/20/47	233	234,958
5.00%, 10/20/47	1,360	1,378,277
5.00%, 11/20/47	299	302,984
5.00%, 12/20/47	354	358,120
5.00%, 01/20/48	260	261,773
5.00%, 02/20/48	2,162	2,173,739
5.00%, 03/20/48	4,113	4,152,345
5.00%, 04/20/48	2,054	2,065,172
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 05/20/48	$1,436	$1,443,046
5.00%, 06/20/48	298	299,090
5.00%, 08/20/48	3,077	3,091,120
5.00%, 09/20/48	860	864,410
5.00%, 10/20/48	3,855	3,873,540
5.00%, 11/20/48	4,903	4,924,079
5.00%, 12/20/48	1,607	1,613,721
5.00%, 01/20/49	10,177	10,226,316
5.00%, 02/20/49	661	664,658
5.00%, 03/20/49	7,397	7,432,693
5.00%, 04/20/49	4,052	4,071,287
5.00%, 05/20/49	3	3,486
5.00%, 06/20/49	1,178	1,183,829
5.00%, 07/20/49	916	920,378
5.00%, 08/20/49	488	490,384
5.00%, 09/20/49	3,629	3,646,596
5.00%, 10/20/49	1,877	1,885,655
5.00%, 11/20/49	4,145	4,164,859
5.00%, 12/20/49	555	557,862
5.00%, 02/20/50	454	456,334
5.00%, 04/20/50	836	840,973
5.00%, 05/20/50	1,392	1,405,293
5.00%, 06/20/50	165	165,620
5.00%, 07/20/51	44	44,633
5.00%, 08/20/51	767	770,628
5.00%, 09/20/51	30	30,113
5.00%, 10/20/51	5,679	5,668,527
5.00%, 11/20/51	3,769	3,761,686
5.00%, 01/20/52	130	130,318
5.00%, 07/20/52	3,268	3,246,991
5.00%, 09/20/52	18,661	18,538,878
5.00%, 10/20/52	955	949,132
5.00%, 12/20/52	14,171	14,078,661
5.00%, 01/20/53	3,663	3,639,248
5.00%, 02/20/53	6,945	6,899,174
5.00%, 03/20/53	1,037	1,030,002
5.00%, 04/20/53	26,088	25,956,749
5.00%, 05/20/53	62,604	62,190,320
5.00%, 06/20/53	7,016	6,969,826
5.00%, 07/20/53	67,119	66,675,076
5.00%, 08/20/53	4,344	4,315,482
5.00%, 09/20/53	42,031	41,752,994
5.00%, 10/20/53	1,296	1,287,592
5.00%, 11/20/53	40,101	39,836,322
5.00%, 12/20/53	213	211,424
5.00%, 01/20/54	543	540,033
5.00%, 02/20/54	2,842	2,823,491
5.00%, 03/20/54	438	433,402
5.00%, 04/20/54	284	280,626
5.00%, 05/20/54	5,454	5,395,661
5.00%, 09/15/54(c)	143,587	142,128,458
5.00%, 09/20/54	38,489	38,076,415
5.00%, 10/20/54	73,473	72,684,458
5.00%, 11/20/54	163,216	161,464,820
5.00%, 12/20/54	83,871	82,971,468
5.00%, 01/20/55	9,816	9,710,546
5.00%, 04/20/55	1,309	1,294,832
5.00%, 05/20/55	21,864	21,628,992
5.00%, 06/20/55	22,407	22,173,470
5.50%, 12/15/31	8	8,540
5.50%, 12/15/31	0 (a)	346
113
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 05/20/32	$0 (a)	$176
5.50%, 10/15/32	1	924
5.50%, 11/15/32	1	922
5.50%, 01/15/33	5	4,410
5.50%, 02/15/33	5	4,746
5.50%, 02/15/33	0 (a)	349
5.50%, 03/15/33	7	6,746
5.50%, 03/15/33	0 (a)	186
5.50%, 04/15/33	19	19,601
5.50%, 05/15/33	12	12,341
5.50%, 06/15/33	1	1,270
5.50%, 07/15/33	4	3,762
5.50%, 08/15/33	19	19,169
5.50%, 08/15/33	0 (a)	270
5.50%, 09/15/33	6	6,286
5.50%, 10/15/33	2	2,434
5.50%, 11/15/33	27	27,174
5.50%, 12/15/33	5	5,353
5.50%, 12/15/33	0 (a)	52
5.50%, 01/15/34	18	18,620
5.50%, 02/15/34	0 (a)	96
5.50%, 03/15/34	7	6,590
5.50%, 04/15/34	10	9,621
5.50%, 05/15/34	21	22,018
5.50%, 05/15/34	0 (a)	367
5.50%, 06/15/34	12	11,632
5.50%, 07/15/34	5	5,439
5.50%, 10/15/34	3	3,113
5.50%, 11/15/34	6	6,048
5.50%, 11/20/34	537	557,236
5.50%, 12/15/34	3	3,082
5.50%, 02/15/35	12	12,524
5.50%, 03/15/35	9	9,319
5.50%, 04/15/35	10	9,921
5.50%, 05/15/35	5	5,868
5.50%, 06/15/35	13	13,456
5.50%, 06/15/35	0 (a)	423
5.50%, 07/15/35	12	12,063
5.50%, 08/15/35	4	3,613
5.50%, 09/15/35	11	11,341
5.50%, 10/15/35	7	6,292
5.50%, 11/15/35	3	2,455
5.50%, 12/15/35	8	8,123
5.50%, 01/15/36	3	3,535
5.50%, 02/15/36	1	1,040
5.50%, 03/15/36	422	439,267
5.50%, 03/20/36	116	120,106
5.50%, 04/15/36	2	1,949
5.50%, 04/15/36	0 (a)	426
5.50%, 06/20/36	233	241,348
5.50%, 07/15/36	0 (a)	422
5.50%, 07/20/36	168	174,029
5.50%, 11/20/36	0 (a)	315
5.50%, 12/15/36	3	3,589
5.50%, 01/15/37	0 (a)	187
5.50%, 03/15/37	32	32,840
5.50%, 04/15/37	10	10,330
5.50%, 05/15/37	1	1,038
5.50%, 07/15/37	2	1,587
5.50%, 01/15/38	1	619
5.50%, 01/20/38	1	552
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 02/15/38	$7	$7,914
5.50%, 03/15/38	2	2,314
5.50%, 05/15/38	8	7,884
5.50%, 05/15/38	0 (a)	234
5.50%, 06/15/38	58	59,224
5.50%, 06/15/38	0 (a)	270
5.50%, 06/20/38	634	660,030
5.50%, 07/15/38	18	17,999
5.50%, 07/15/38	0 (a)	455
5.50%, 07/20/38	7	7,517
5.50%, 08/15/38	26	25,676
5.50%, 09/15/38	8	8,515
5.50%, 09/20/38	5	5,033
5.50%, 10/15/38	365	381,168
5.50%, 10/20/38	21	21,663
5.50%, 11/15/38	12	12,445
5.50%, 11/20/38	0 (a)	410
5.50%, 12/15/38	7	7,372
5.50%, 12/20/38	17	17,994
5.50%, 01/15/39	16	17,208
5.50%, 01/15/39	0 (a)	222
5.50%, 01/20/39	8	7,920
5.50%, 02/15/39	3	3,254
5.50%, 02/20/39	31	32,460
5.50%, 03/20/39	464	483,539
5.50%, 04/15/39	6	6,646
5.50%, 05/15/39	1	1,178
5.50%, 11/15/39	3	2,618
5.50%, 12/15/39	111	116,362
5.50%, 01/15/40	1,051	1,101,461
5.50%, 01/20/40	220	229,663
5.50%, 03/15/40	14	14,509
5.50%, 04/15/40	24	25,292
5.50%, 07/20/40	1,043	1,085,798
5.50%, 11/15/40	11	11,792
5.50%, 12/20/40	5	5,397
5.50%, 04/20/41	17	18,085
5.50%, 10/20/41	14	14,810
5.50%, 11/20/41	13	13,481
5.50%, 01/20/42	3	3,518
5.50%, 02/20/42	196	203,195
5.50%, 07/20/42	4	4,029
5.50%, 11/20/42	25	26,347
5.50%, 06/20/43	68	70,512
5.50%, 07/20/43	14	14,440
5.50%, 04/20/44	25	25,441
5.50%, 08/20/44	25	26,205
5.50%, 01/20/47	15	15,601
5.50%, 02/20/47	17	18,178
5.50%, 10/20/47	207	215,540
5.50%, 03/20/48	114	118,299
5.50%, 04/20/48	53	55,359
5.50%, 05/20/48	194	198,743
5.50%, 06/20/48	150	153,165
5.50%, 11/20/48	1,938	1,981,655
5.50%, 12/20/48	269	275,142
5.50%, 01/20/49	1,818	1,857,990
5.50%, 02/20/49	78	80,165
5.50%, 03/20/49	21	21,227
5.50%, 05/20/49	2,499	2,554,898
5.50%, 03/20/52	1,197	1,222,608
Schedule of Investments
114

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 05/20/52	$294	$298,469
5.50%, 06/20/52	240	243,054
5.50%, 08/20/52	706	715,285
5.50%, 10/20/52	1,898	1,924,129
5.50%, 11/20/52	2,378	2,410,609
5.50%, 12/20/52	54,613	55,346,021
5.50%, 01/20/53	39,455	39,979,587
5.50%, 02/20/53	1,794	1,818,041
5.50%, 04/20/53	9,432	9,545,317
5.50%, 05/20/53	16,432	16,627,626
5.50%, 06/20/53	8,116	8,211,160
5.50%, 07/20/53	18,110	18,376,581
5.50%, 08/20/53	359	363,362
5.50%, 09/20/53	143,484	145,121,766
5.50%, 10/20/53	41,783	42,254,793
5.50%, 11/20/53	13,111	13,259,117
5.50%, 12/20/53	2,564	2,592,162
5.50%, 01/20/54	414	418,400
5.50%, 02/20/54	3,830	3,872,298
5.50%, 03/20/54	2,511	2,536,834
5.50%, 04/20/54	18,526	18,683,444
5.50%, 05/20/54	18,260	18,423,701
5.50%, 07/20/54	6,616	6,672,722
5.50%, 08/20/54	29,876	30,129,342
5.50%, 09/15/54(c)	249,433	251,263,953
5.50%, 09/20/54	9,407	9,482,867
5.50%, 10/20/54	105,002	105,861,156
5.50%, 11/20/54	68,108	68,654,258
5.50%, 12/20/54	40,789	41,110,516
5.50%, 01/20/55	230	231,786
5.50%, 02/20/55	54,358	54,767,972
5.50%, 04/20/55	9,881	9,955,452
5.50%, 06/20/55	14,922	15,034,660
5.50%, 07/20/55	10,274	10,355,014
6.00%, 04/15/26	0 (a)	222
6.00%, 05/15/26	0 (a)	257
6.00%, 04/15/28	0 (a)	100
6.00%, 05/15/28	0 (a)	452
6.00%, 07/20/28	0 (a)	37
6.00%, 09/20/28	0 (a)	96
6.00%, 12/15/28	0 (a)	92
6.00%, 01/15/29	3	2,904
6.00%, 01/15/29	0 (a)	45
6.00%, 02/15/29	0 (a)	105
6.00%, 02/15/29	13	12,678
6.00%, 03/15/29	0 (a)	136
6.00%, 04/15/29	1	922
6.00%, 04/15/29	0 (a)	101
6.00%, 05/15/29	1	1,456
6.00%, 05/20/29	0 (a)	270
6.00%, 06/15/29	1	545
6.00%, 07/15/29	0 (a)	58
6.00%, 08/20/29	0 (a)	60
6.00%, 06/15/31	0 (a)	201
6.00%, 10/15/31	1	872
6.00%, 11/15/31	0 (a)	68
6.00%, 12/15/31	1	1,087
6.00%, 12/15/31	0 (a)	338
6.00%, 01/15/32	0 (a)	180
6.00%, 02/15/32	0 (a)	597
6.00%, 02/15/32	1	1,520
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 03/15/32	$1	$1,133
6.00%, 03/15/32	0 (a)	273
6.00%, 04/15/32	3	3,061
6.00%, 05/15/32	0 (a)	579
6.00%, 05/15/32	1	524
6.00%, 06/15/32	1	847
6.00%, 07/15/32	1	917
6.00%, 08/15/32	2	1,594
6.00%, 08/15/32	0 (a)	182
6.00%, 09/15/32	1	636
6.00%, 10/15/32	0 (a)	55
6.00%, 10/15/32	7	5,885
6.00%, 12/15/32	0 (a)	280
6.00%, 12/15/32	17	18,846
6.00%, 01/15/33	0 (a)	600
6.00%, 02/15/33	8	7,633
6.00%, 06/15/33	11	11,613
6.00%, 08/15/33	1	1,217
6.00%, 09/15/33	25	26,197
6.00%, 11/15/33	2	1,546
6.00%, 12/15/33	31	32,696
6.00%, 07/15/34	5	5,258
6.00%, 08/15/34	2	2,351
6.00%, 09/15/34	1	1,000
6.00%, 10/15/34	7	6,938
6.00%, 09/15/35	1	1,339
6.00%, 11/15/35	1	1,275
6.00%, 12/15/35	7	6,273
6.00%, 01/15/36	1	597
6.00%, 01/20/36	2	1,919
6.00%, 04/15/36	3	3,423
6.00%, 06/15/36	6	6,598
6.00%, 07/15/36	3	2,649
6.00%, 08/15/36	8	9,380
6.00%, 10/15/36	2	1,735
6.00%, 11/15/36	10	9,862
6.00%, 01/15/37	13	13,860
6.00%, 01/20/37	1	833
6.00%, 02/15/37	1	1,076
6.00%, 03/15/37	862	914,818
6.00%, 04/15/37	20	20,892
6.00%, 05/15/37	0 (a)	221
6.00%, 05/15/37	14	14,844
6.00%, 06/15/37	2	2,239
6.00%, 08/15/37	1	1,128
6.00%, 10/20/37	14	14,973
6.00%, 11/15/37	0 (a)	201
6.00%, 11/20/37	14	14,465
6.00%, 12/15/37	4	4,127
6.00%, 01/15/38	12	12,627
6.00%, 02/15/38	0 (a)	355
6.00%, 02/15/38	7	7,361
6.00%, 03/15/38	1	897
6.00%, 05/15/38	0 (a)	517
6.00%, 05/15/38	10	10,676
6.00%, 06/15/38	2	2,030
6.00%, 06/20/38	9	9,981
6.00%, 08/15/38	5	5,581
6.00%, 08/15/38	0 (a)	411
6.00%, 09/20/38	988	1,044,105
6.00%, 10/15/38	0 (a)	364
115
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 10/15/38	$1	$585
6.00%, 11/15/38	2	2,604
6.00%, 11/15/38	0 (a)	97
6.00%, 12/15/38	191	204,132
6.00%, 01/15/39	51	55,305
6.00%, 06/15/39	3	3,372
6.00%, 09/20/39	68	71,924
6.00%, 11/15/39	161	172,696
6.00%, 12/15/39	3	2,877
6.00%, 04/20/40	102	107,949
6.00%, 12/15/40	5	4,992
6.00%, 12/20/40	3	3,098
6.00%, 06/20/41	157	165,772
6.00%, 11/20/41	1	1,447
6.00%, 01/20/42	10	10,488
6.00%, 04/20/42	2	1,897
6.00%, 02/20/43	281	297,052
6.00%, 07/20/45	82	86,667
6.00%, 01/20/46	248	261,699
6.00%, 05/20/47	1,776	1,875,667
6.00%, 08/20/52	1,341	1,376,691
6.00%, 10/20/52	122	125,042
6.00%, 02/20/53	6,511	6,678,730
6.00%, 06/20/53	364	372,987
6.00%, 07/20/53	2,622	2,689,839
6.00%, 09/20/53	12,924	13,256,248
6.00%, 10/20/53	19,376	19,873,537
6.00%, 12/20/53	7,724	7,922,313
6.00%, 01/20/54	1,600	1,641,579
6.00%, 05/20/54	8,182	8,360,877
6.00%, 06/20/54	51,191	52,379,339
6.00%, 07/20/54	56,662	57,920,277
6.00%, 08/20/54	78,478	80,164,487
6.00%, 09/15/54(c)	381,750	389,319,095
6.00%, 09/20/54	51,761	52,873,254
6.00%, 10/20/54	3,781	3,862,579
6.00%, 01/20/55	38,244	39,017,972
6.00%, 03/20/55	18,590	18,974,299
6.00%, 07/20/55	1,182	1,206,640
6.00%, 08/20/55	2,750	2,806,846
6.50%, 03/15/26	0 (a)	31
6.50%, 03/15/28	0 (a)	369
6.50%, 04/15/28	0 (a)	40
6.50%, 08/15/28	0 (a)	12
6.50%, 09/15/28	0 (a)	636
6.50%, 10/15/28	2	1,914
6.50%, 10/15/28	0 (a)	492
6.50%, 10/20/28	0 (a)	138
6.50%, 11/15/28	0 (a)	238
6.50%, 12/15/28	0 (a)	199
6.50%, 12/15/28	2	1,556
6.50%, 01/15/29	2	2,212
6.50%, 01/15/29	0 (a)	63
6.50%, 02/15/29	0 (a)	67
6.50%, 03/15/29	0 (a)	511
6.50%, 03/15/29	1	566
6.50%, 04/15/29	0 (a)	100
6.50%, 05/15/29	0 (a)	32
6.50%, 05/20/29	0 (a)	126
6.50%, 06/15/29	0 (a)	67
6.50%, 07/15/29	6	5,570
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 07/15/29	$0 (a)	$703
6.50%, 08/15/29	3	2,911
6.50%, 08/15/29	0 (a)	4
6.50%, 09/15/29	0 (a)	282
6.50%, 12/15/29	0 (a)	41
6.50%, 05/15/31	1	636
6.50%, 05/15/31	0 (a)	483
6.50%, 06/15/31	0 (a)	54
6.50%, 07/15/31	0 (a)	118
6.50%, 09/15/31	0 (a)	484
6.50%, 09/15/31	2	2,293
6.50%, 11/15/31	7	7,683
6.50%, 12/15/31	0 (a)	451
6.50%, 12/15/31	3	2,949
6.50%, 01/15/32	0 (a)	648
6.50%, 01/15/32	1	649
6.50%, 02/20/32	0 (a)	92
6.50%, 03/15/32	3	3,033
6.50%, 04/15/32	3	3,286
6.50%, 05/20/32	5	4,828
6.50%, 06/15/32	0 (a)	139
6.50%, 06/15/32	1	880
6.50%, 07/15/32	2	1,723
6.50%, 08/15/32	3	3,573
6.50%, 10/15/32	0 (a)	47
6.50%, 10/15/32	1	815
6.50%, 12/15/32	1	585
6.50%, 01/15/33	3	2,585
6.50%, 01/15/33	0 (a)	393
6.50%, 03/15/33	2	1,710
6.50%, 04/15/33	1	755
6.50%, 05/15/33	1	877
6.50%, 07/15/34	0 (a)	357
6.50%, 08/15/34	1	877
6.50%, 08/20/34	0 (a)	505
6.50%, 11/15/34	1	1,240
6.50%, 12/15/35	1	1,257
6.50%, 04/15/36	12	12,185
6.50%, 10/15/36	13	13,740
6.50%, 07/15/37	1	1,069
6.50%, 08/15/37	0 (a)	262
6.50%, 11/15/37	4	3,805
6.50%, 12/15/37	1	928
6.50%, 01/15/38	1	1,257
6.50%, 08/20/38	5	5,570
6.50%, 09/15/38	3	3,110
6.50%, 10/20/38	446	478,881
6.50%, 11/15/38	5	6,008
6.50%, 12/15/38	6	6,032
6.50%, 12/20/52	391	402,631
6.50%, 02/20/53	518	533,692
6.50%, 03/20/53	25,041	25,799,235
6.50%, 04/20/53	294	302,854
6.50%, 05/20/53	21,619	22,273,306
6.50%, 10/20/53	338	348,452
6.50%, 02/20/54	266	274,465
6.50%, 06/20/54	39,281	40,417,761
6.50%, 07/20/54	123,260	126,826,503
6.50%, 09/15/54(c)	171,828	176,791,888
6.50%, 10/20/54	151	155,379
6.50%, 02/20/55	103,276	106,200,543
Schedule of Investments
116

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 03/20/55	$31,350	$32,279,253
6.50%, 06/20/55	23,749	24,473,634
6.50%, 08/20/55	24,372	25,120,315
7.00%, 10/15/25	0 (a)	3
7.00%, 12/15/25	0 (a)	2
7.00%, 01/15/26	0 (a)	3
7.00%, 02/15/26	0 (a)	12
7.00%, 06/15/26	0 (a)	154
7.00%, 11/15/26	0 (a)	20
7.00%, 05/15/27	0 (a)	42
7.00%, 06/15/27	0 (a)	44
7.00%, 10/15/27	0 (a)	102
7.00%, 11/15/27	0 (a)	488
7.00%, 12/15/27	0 (a)	88
7.00%, 02/15/28	0 (a)	8
7.00%, 03/15/28	0 (a)	256
7.00%, 04/15/28	0 (a)	196
7.00%, 06/15/28	0 (a)	1,018
7.00%, 07/15/28	0 (a)	139
7.00%, 08/15/28	0 (a)	338
7.00%, 09/15/28	0 (a)	631
7.00%, 09/15/28	1	856
7.00%, 10/15/28	0 (a)	109
7.00%, 11/15/28	1	602
7.00%, 11/15/28	0 (a)	284
7.00%, 12/15/28	0 (a)	262
7.00%, 03/15/29	1	1,019
7.00%, 04/15/29	0 (a)	45
7.00%, 05/15/29	0 (a)	75
7.00%, 06/15/29	0 (a)	233
7.00%, 07/15/29	0 (a)	201
7.00%, 08/15/29	0 (a)	388
7.00%, 11/15/29	0 (a)	32
7.00%, 12/15/29	0 (a)	244
7.00%, 12/15/30	0 (a)	449
7.00%, 02/15/31	0 (a)	152
7.00%, 07/15/31	2	2,226
7.00%, 07/15/31	0 (a)	123
7.00%, 08/15/31	0 (a)	687
7.00%, 09/15/31	0 (a)	71
7.00%, 09/15/31	1	710
7.00%, 10/15/31	0 (a)	84
7.00%, 02/15/32	0 (a)	391
7.00%, 04/15/32	2	1,856
7.00%, 05/15/32	1	707
7.50%, 12/15/25	0 (a)	10
7.50%, 03/15/26	0 (a)	89
7.50%, 06/15/26	0 (a)	34
7.50%, 06/15/27	0 (a)	62
7.50%, 10/15/27	0 (a)	186
7.50%, 12/15/27	0 (a)	99
7.50%, 01/15/28	0 (a)	50
7.50%, 06/15/28	1	610
7.50%, 07/15/28	1	878
7.50%, 08/15/28	0 (a)	120
7.50%, 09/15/28	0 (a)	22
7.50%, 12/15/28	0 (a)	17
7.50%, 01/15/29	0 (a)	12
7.50%, 03/15/29	0 (a)	301
7.50%, 08/15/29	0 (a)	291
7.50%, 09/15/29	0 (a)	55
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.50%, 10/15/29	$0 (a)	$29
7.50%, 11/15/29	0 (a)	55
7.50%, 12/15/29	1	579
7.50%, 08/15/30	2	2,039
7.50%, 12/15/30	0 (a)	50
7.50%, 03/15/32	0 (a)	442
8.00%, 10/15/25	0 (a)	6
8.00%, 05/15/26	0 (a)	58
8.00%, 06/15/26	0 (a)	9
8.00%, 08/15/26	0 (a)	8
8.00%, 09/15/26	0 (a)	3
8.00%, 02/15/27	0 (a)	191
8.00%, 12/15/27	0 (a)	22
8.00%, 08/20/29	0 (a)	64
8.00%, 09/15/29	0 (a)	353
8.00%, 10/15/29	0 (a)	50
8.00%, 01/15/30	0 (a)	30
8.00%, 02/15/30	0 (a)	141
8.00%, 06/20/30	0 (a)	26
8.00%, 12/15/30	2	1,583
8.00%, 07/15/31	0 (a)	81
8.00%, 03/15/32	0 (a)	479
8.50%, 09/15/26	0 (a)	34
8.50%, 01/15/27	0 (a)	14
8.50%, 08/15/27	0 (a)	279
8.50%, 07/15/30	0 (a)	88
8.50%, 04/15/31	0 (a)	30
Uniform Mortgage-Backed Securities
1.50%, 09/01/35	647	583,390
1.50%, 11/01/35	1,632	1,473,640
1.50%, 12/01/35	4,828	4,355,242
1.50%, 01/01/36	3,087	2,782,439
1.50%, 02/01/36	109	98,348
1.50%, 03/01/36	11,339	10,154,057
1.50%, 06/01/36	1,122	1,003,772
1.50%, 07/01/36	793	712,582
1.50%, 08/01/36	1,636	1,468,650
1.50%, 09/01/36	7,063	6,321,397
1.50%, 10/01/36	16,470	14,739,015
1.50%, 11/01/36	12,111	10,858,899
1.50%, 12/01/36	2,112	1,894,334
1.50%, 01/01/37	20,944	18,708,708
1.50%, 02/01/37	91,245	81,478,088
1.50%, 03/01/37	98,032	87,509,502
1.50%, 04/01/37	16,780	14,978,716
1.50%, 05/01/37	1,293	1,154,244
1.50%, 07/01/37	18,334	16,365,928
1.50%, 08/01/37	4,901	4,376,206
1.50%, 11/01/37	10,040	8,961,922
1.50%, 09/18/40(c)	28,517	25,488,622
1.50%, 11/01/50	49,059	37,110,195
1.50%, 12/01/50	1,461	1,119,688
1.50%, 01/01/51	22,558	17,062,036
1.50%, 02/01/51	1,188	899,964
1.50%, 05/01/51	73,411	55,515,851
1.50%, 07/01/51	62,082	46,947,737
1.50%, 10/01/51	2,093	1,582,576
1.50%, 11/01/51	88,787	67,123,160
1.50%, 09/15/55(c)	22,925	17,308,788
2.00%, 05/01/26	36	35,238
2.00%, 01/01/28	4,168	4,071,307
117
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 08/01/28	$69	$66,596
2.00%, 11/01/28	15	14,750
2.00%, 01/01/29	3	2,969
2.00%, 05/01/29	77	74,190
2.00%, 01/01/30	20	19,244
2.00%, 04/01/30	31	29,587
2.00%, 07/01/30	835	803,932
2.00%, 08/01/30	18	17,181
2.00%, 02/01/31	3,983	3,857,882
2.00%, 11/01/31	207	197,101
2.00%, 01/01/32	87	82,293
2.00%, 02/01/32	20	19,375
2.00%, 03/01/32	135	128,460
2.00%, 04/01/32	71	67,154
2.00%, 07/01/32	12	11,517
2.00%, 11/01/32	6	5,427
2.00%, 06/01/35	2,015	1,868,360
2.00%, 07/01/35	23,298	21,550,177
2.00%, 08/01/35	15,859	14,711,694
2.00%, 09/01/35	8,065	7,459,264
2.00%, 10/01/35	29,089	26,970,758
2.00%, 11/01/35	40,356	37,415,804
2.00%, 12/01/35	82,428	76,249,665
2.00%, 01/01/36	37,354	34,531,560
2.00%, 02/01/36	161,125	149,187,167
2.00%, 03/01/36	103,668	95,475,551
2.00%, 04/01/36	13,581	12,498,501
2.00%, 05/01/36	121,988	112,540,086
2.00%, 06/01/36	102,066	93,847,908
2.00%, 07/01/36	63,741	58,570,600
2.00%, 08/01/36	65,769	60,519,140
2.00%, 09/01/36	12,023	11,034,885
2.00%, 10/01/36	30,085	27,629,210
2.00%, 11/01/36	65,496	60,260,084
2.00%, 12/01/36	68,764	63,214,120
2.00%, 01/01/37	191,511	176,147,016
2.00%, 02/01/37	117,761	108,165,597
2.00%, 03/01/37	51,970	47,694,852
2.00%, 04/01/37	101,951	93,469,982
2.00%, 05/01/37	31,238	28,642,987
2.00%, 06/01/37	84,242	77,310,020
2.00%, 08/01/37	14,842	13,626,260
2.00%, 10/01/37	5,192	4,760,243
2.00%, 02/01/38	11,772	10,807,283
2.00%, 03/01/38	12,558	11,527,363
2.00%, 09/18/40(c)	140,296	128,700,711
2.00%, 05/01/50	44,319	35,654,600
2.00%, 06/01/50	72,583	58,365,996
2.00%, 07/01/50	65,527	52,685,034
2.00%, 08/01/50	51,914	41,711,228
2.00%, 09/01/50	68,624	55,258,737
2.00%, 10/01/50	159,274	128,373,122
2.00%, 11/01/50	71,582	57,733,072
2.00%, 12/01/50	199,191	160,455,845
2.00%, 01/01/51	73,424	59,179,798
2.00%, 02/01/51	618,867	495,677,445
2.00%, 03/01/51	530,094	424,840,848
2.00%, 04/01/51	693,972	555,941,069
2.00%, 05/01/51(d)	516,484	413,280,369
2.00%, 05/01/51	181,077	145,296,319
2.00%, 06/01/51	265,724	213,347,516
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 07/01/51	$532,130	$427,143,150
2.00%, 08/01/51	147,611	118,153,054
2.00%, 09/01/51	198,999	159,317,099
2.00%, 10/01/51	439,832	352,674,969
2.00%, 11/01/51	561,317	449,892,037
2.00%, 12/01/51	721,804	577,421,105
2.00%, 01/01/52	293,438	234,319,486
2.00%, 02/01/52	681,344	543,572,758
2.00%, 03/01/52	259,083	206,761,703
2.00%, 04/01/52	248,448	198,633,260
2.00%, 05/01/52	123,280	98,770,206
2.00%, 06/01/52	109,507	87,518,939
2.00%, 07/01/52	10,006	7,985,458
2.00%, 08/01/52	6,081	4,849,141
2.00%, 10/01/52	81,966	65,398,202
2.00%, 07/01/53	13,626	10,898,775
2.00%, 09/15/55(c)	35,550	28,234,023
2.50%, 11/01/26	2	1,654
2.50%, 03/01/27	93	91,707
2.50%, 05/01/27	447	440,102
2.50%, 07/01/27	7	6,818
2.50%, 09/01/27	166	162,801
2.50%, 10/01/27	571	561,335
2.50%, 11/01/27	291	285,523
2.50%, 12/01/27	114	111,596
2.50%, 01/01/28	968	949,772
2.50%, 02/01/28	378	371,387
2.50%, 03/01/28	996	978,263
2.50%, 04/01/28	704	690,159
2.50%, 05/01/28	269	265,187
2.50%, 06/01/28	626	613,483
2.50%, 07/01/28	165	161,696
2.50%, 08/01/28	166	162,302
2.50%, 09/01/28	998	977,021
2.50%, 10/01/28	105	103,121
2.50%, 12/01/28	38	37,168
2.50%, 05/01/29	6	6,024
2.50%, 06/01/29	97	94,971
2.50%, 09/01/29	107	104,061
2.50%, 11/01/29	6	5,360
2.50%, 12/01/29	380	372,546
2.50%, 01/01/30	964	938,716
2.50%, 02/01/30	1,749	1,699,660
2.50%, 03/01/30	4	3,740
2.50%, 04/01/30	705	683,629
2.50%, 05/01/30	6,491	6,299,912
2.50%, 06/01/30	14,244	13,821,402
2.50%, 07/01/30	5,140	4,988,877
2.50%, 08/01/30	2,156	2,102,658
2.50%, 09/01/30	596	577,684
2.50%, 10/01/30	918	889,464
2.50%, 11/01/30	217	211,155
2.50%, 12/01/30	477	462,988
2.50%, 01/01/31	23	22,707
2.50%, 02/01/31	625	606,614
2.50%, 03/01/31	1,157	1,126,156
2.50%, 04/01/31	1,406	1,360,994
2.50%, 05/01/31	1,770	1,712,333
2.50%, 06/01/31	409	394,860
2.50%, 07/01/31	1,422	1,373,035
2.50%, 08/01/31	1,027	992,480
Schedule of Investments
118

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 09/01/31	$1,362	$1,314,388
2.50%, 10/01/31	5,725	5,551,421
2.50%, 11/01/31	5,063	4,890,049
2.50%, 12/01/31	2,389	2,304,990
2.50%, 01/01/32	6,915	6,668,813
2.50%, 02/01/32	6,865	6,622,911
2.50%, 03/01/32	3,535	3,404,429
2.50%, 04/01/32	6,707	6,475,200
2.50%, 05/01/32	8,519	8,221,710
2.50%, 06/01/32	829	799,326
2.50%, 07/01/32	5,451	5,268,436
2.50%, 08/01/32	5	5,284
2.50%, 09/01/32	569	546,482
2.50%, 10/01/32	1,496	1,436,178
2.50%, 11/01/32	1,030	986,669
2.50%, 12/01/32	1,756	1,683,360
2.50%, 01/01/33	11,408	11,049,094
2.50%, 02/01/33	673	652,424
2.50%, 04/01/33	327	315,509
2.50%, 07/01/33	2,788	2,692,968
2.50%, 06/01/34	239	227,146
2.50%, 07/01/34	68	64,455
2.50%, 08/01/34	136	128,211
2.50%, 09/01/34	3,859	3,653,495
2.50%, 10/01/34	4,532	4,296,238
2.50%, 11/01/34	10,051	9,507,159
2.50%, 12/01/34	3,306	3,120,392
2.50%, 01/01/35	6,496	6,152,910
2.50%, 02/01/35	8,166	7,822,251
2.50%, 03/01/35	13,354	12,640,352
2.50%, 04/01/35	24,250	22,911,824
2.50%, 05/01/35	12,304	11,639,390
2.50%, 06/01/35	16,889	15,964,638
2.50%, 07/01/35	26,789	25,352,071
2.50%, 08/01/35	19,518	18,443,416
2.50%, 09/01/35	23,060	21,796,836
2.50%, 10/01/35	17,892	16,902,364
2.50%, 11/01/35	4,726	4,462,282
2.50%, 12/01/35	43,619	41,128,557
2.50%, 01/01/36	2,595	2,448,049
2.50%, 02/01/36	7,014	6,619,715
2.50%, 03/01/36	5,460	5,148,179
2.50%, 04/01/36	2,674	2,520,909
2.50%, 05/01/36	2,751	2,583,327
2.50%, 06/01/36	15,461	14,574,002
2.50%, 07/01/36	2,673	2,519,347
2.50%, 08/01/36	21,435	20,132,751
2.50%, 09/01/36	1,126	1,057,676
2.50%, 11/01/36	37,819	35,521,432
2.50%, 12/01/36	12,761	12,017,371
2.50%, 01/01/37	4,693	4,417,747
2.50%, 02/01/37	34,882	32,785,354
2.50%, 03/01/37	127,206	119,510,747
2.50%, 04/01/37	54,496	51,142,527
2.50%, 05/01/37	50,898	47,741,456
2.50%, 06/01/37	19,685	18,497,503
2.50%, 07/01/37	14,826	13,902,164
2.50%, 08/01/37	8,506	7,976,336
2.50%, 09/01/37	3,617	3,391,343
2.50%, 11/01/37	713	668,870
2.50%, 02/01/38	2,805	2,631,829
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 09/18/40(c)	$54,741	$51,356,732
2.50%, 10/01/42	294	260,282
2.50%, 11/01/42	174	154,133
2.50%, 12/01/42	27	23,472
2.50%, 01/01/43	686	606,911
2.50%, 02/01/43	1,730	1,531,134
2.50%, 03/01/43	769	679,951
2.50%, 04/01/43	3,637	3,215,120
2.50%, 05/01/43	374	330,785
2.50%, 06/01/43	2,126	1,879,014
2.50%, 07/01/43	269	237,890
2.50%, 08/01/43	284	251,003
2.50%, 04/01/45	199	170,646
2.50%, 05/01/45	230	197,109
2.50%, 07/01/45	35	29,993
2.50%, 03/01/46	1,503	1,289,455
2.50%, 05/01/46	91	77,294
2.50%, 06/01/46	265	226,906
2.50%, 07/01/46	134	115,576
2.50%, 08/01/46	377	323,456
2.50%, 09/01/46	177	151,367
2.50%, 10/01/46	126	107,756
2.50%, 11/01/46	5	4,491
2.50%, 12/01/46	3,749	3,215,346
2.50%, 01/01/47	1,016	848,255
2.50%, 02/01/47	40,280	33,616,269
2.50%, 04/01/47	2,852	2,446,005
2.50%, 12/01/47	12,343	10,610,542
2.50%, 04/01/48	3,800	3,258,931
2.50%, 07/01/49	5,503	4,719,071
2.50%, 09/01/49	112	93,844
2.50%, 10/01/49	26	21,763
2.50%, 11/01/49	4,795	4,034,589
2.50%, 12/01/49	1,807	1,520,585
2.50%, 01/01/50	1,562	1,315,174
2.50%, 03/01/50	28,117	23,659,453
2.50%, 04/01/50	2,123	1,807,702
2.50%, 05/01/50	52,788	44,418,526
2.50%, 06/01/50	41,109	34,531,395
2.50%, 07/01/50	58,645	49,448,097
2.50%, 08/01/50	115,030	97,419,670
2.50%, 09/01/50	218,422	184,519,478
2.50%, 10/01/50	290,751	244,578,262
2.50%, 11/01/50	393,891	331,156,701
2.50%, 12/01/50	100,849	84,534,547
2.50%, 01/01/51	180,211	150,932,129
2.50%, 02/01/51	65,754	55,267,061
2.50%, 03/01/51	57,685	48,003,129
2.50%, 04/01/51	37,677	31,568,662
2.50%, 05/01/51	207,728	174,207,611
2.50%, 06/01/51	47,987	40,434,172
2.50%, 07/01/51	296,143	248,181,094
2.50%, 08/01/51	218,771	183,824,443
2.50%, 09/01/51	231,928	194,530,008
2.50%, 10/01/51	250,317	209,661,320
2.50%, 11/01/51	173,069	145,284,183
2.50%, 12/01/51	405,852	339,578,469
2.50%, 01/01/52	416,916	348,130,662
2.50%, 02/01/52	228,592	191,067,376
2.50%, 03/01/52	224,539	187,668,099
2.50%, 04/01/52	391,694	327,699,135
119
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 05/01/52	$126,085	$106,010,250
2.50%, 07/01/52	124,387	103,721,179
2.50%, 08/01/52	92,980	77,529,705
2.50%, 09/01/52	119,344	99,823,136
2.50%, 07/01/53	84,362	70,348,659
2.50%, 10/01/53	6,014	5,015,157
2.50%, 01/01/54	74,033	61,771,386
2.50%, 09/15/55(c)	32,100	26,647,402
3.00%, 11/01/25	0 (a)	296
3.00%, 12/01/25	1	675
3.00%, 01/01/26	11	10,652
3.00%, 02/01/26	19	18,416
3.00%, 07/01/26	0 (a)	369
3.00%, 09/01/26	6	5,509
3.00%, 10/01/26	1	1,102
3.00%, 11/01/26	148	145,540
3.00%, 12/01/26	276	273,125
3.00%, 01/01/27	278	274,870
3.00%, 02/01/27	9	8,808
3.00%, 03/01/27	0 (a)	362
3.00%, 03/01/27	26	26,306
3.00%, 04/01/27	14	13,516
3.00%, 05/01/27	36	35,151
3.00%, 06/01/27	152	150,096
3.00%, 07/01/27	321	317,158
3.00%, 08/01/27	560	553,476
3.00%, 09/01/27	1	602
3.00%, 10/01/27	101	99,705
3.00%, 11/01/27	926	913,950
3.00%, 01/01/28	250	246,244
3.00%, 03/01/28	52	51,199
3.00%, 04/01/28	175	172,660
3.00%, 05/01/28	115	113,410
3.00%, 08/01/28	618	607,840
3.00%, 09/01/28	85	84,127
3.00%, 11/01/28	754	742,239
3.00%, 12/01/28	200	197,013
3.00%, 01/01/29	295	290,174
3.00%, 02/01/29	144	141,635
3.00%, 03/01/29	185	181,458
3.00%, 04/01/29	1,506	1,480,488
3.00%, 05/01/29	535	526,994
3.00%, 06/01/29	281	276,955
3.00%, 07/01/29	286	281,082
3.00%, 08/01/29	507	497,678
3.00%, 09/01/29	170	166,915
3.00%, 10/01/29	1,262	1,238,841
3.00%, 11/01/29	1,849	1,813,605
3.00%, 12/01/29	116	113,194
3.00%, 01/01/30	252	246,953
3.00%, 02/01/30	961	943,345
3.00%, 03/01/30	8,720	8,570,594
3.00%, 04/01/30	3,548	3,473,928
3.00%, 05/01/30	2,156	2,109,639
3.00%, 06/01/30	746	730,994
3.00%, 07/01/30	2,263	2,215,900
3.00%, 08/01/30	235	229,620
3.00%, 09/01/30	1,121	1,096,772
3.00%, 10/01/30	1,183	1,158,594
3.00%, 11/01/30	752	734,296
3.00%, 01/01/31	2,002	1,961,622
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 02/01/31	$2,501	$2,448,998
3.00%, 03/01/31	4,861	4,754,190
3.00%, 04/01/31	638	624,443
3.00%, 05/01/31	4,708	4,603,857
3.00%, 06/01/31	2,838	2,775,987
3.00%, 07/01/31	398	388,184
3.00%, 08/01/31	65	63,376
3.00%, 09/01/31	3,648	3,563,517
3.00%, 11/01/31	228	222,612
3.00%, 12/01/31	1,536	1,503,202
3.00%, 01/01/32	3,505	3,421,177
3.00%, 02/01/32	5,658	5,524,617
3.00%, 03/01/32	1,859	1,812,705
3.00%, 04/01/32	1,992	1,939,603
3.00%, 05/01/32	618	603,803
3.00%, 06/01/32	3,446	3,365,178
3.00%, 07/01/32	362	353,462
3.00%, 08/01/32	1,714	1,669,124
3.00%, 09/01/32	4,298	4,202,751
3.00%, 10/01/32	426	414,448
3.00%, 11/01/32	2,046	1,991,306
3.00%, 12/01/32	8,713	8,485,420
3.00%, 01/01/33	1,108	1,077,177
3.00%, 02/01/33	1,777	1,728,348
3.00%, 03/01/33	735	713,626
3.00%, 04/01/33	282	274,663
3.00%, 05/01/33	1,405	1,360,317
3.00%, 06/01/33	272	262,671
3.00%, 07/01/33	6,361	6,158,068
3.00%, 09/01/33	822	803,994
3.00%, 10/01/33	3,569	3,464,330
3.00%, 11/01/33	70	68,211
3.00%, 02/01/34	2,948	2,876,627
3.00%, 05/01/34	293	283,220
3.00%, 06/01/34	1,714	1,659,330
3.00%, 07/01/34	6,380	6,176,853
3.00%, 08/01/34	3,012	2,914,499
3.00%, 09/01/34	9,985	9,655,083
3.00%, 10/01/34	1,910	1,845,961
3.00%, 11/01/34	5,003	4,833,797
3.00%, 12/01/34	942	909,605
3.00%, 01/01/35	3,513	3,390,934
3.00%, 02/01/35	7,746	7,468,363
3.00%, 03/01/35	13,623	13,132,279
3.00%, 04/01/35	8,803	8,504,117
3.00%, 05/01/35	18,173	17,548,441
3.00%, 06/01/35	2,561	2,472,126
3.00%, 07/01/35	11,626	11,209,723
3.00%, 08/01/35	479	462,229
3.00%, 09/01/35	273	262,993
3.00%, 10/01/35	4,120	3,971,213
3.00%, 12/01/35	8,943	8,671,959
3.00%, 01/01/36	1,641	1,581,579
3.00%, 04/01/36	698	668,384
3.00%, 05/01/36	1,118	1,070,763
3.00%, 06/01/36	1,315	1,267,719
3.00%, 07/01/36	502	482,858
3.00%, 09/01/36	3,763	3,600,474
3.00%, 12/01/36	1,729	1,653,400
3.00%, 01/01/37	5,501	5,236,546
3.00%, 02/01/37	4,465	4,236,222
Schedule of Investments
120

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 03/01/37	$85,385	$82,039,628
3.00%, 04/01/37	11,116	10,625,442
3.00%, 05/01/37	115,058	110,264,466
3.00%, 06/01/37	25,976	24,979,528
3.00%, 07/01/37	5,184	4,983,059
3.00%, 09/01/37	7,798	7,461,661
3.00%, 10/01/37	1,803	1,723,131
3.00%, 11/01/37	22,460	21,468,742
3.00%, 12/01/37	829	792,729
3.00%, 07/01/38	5,176	4,947,623
3.00%, 09/01/38	1,976	1,888,546
3.00%, 11/01/38	9,491	9,072,173
3.00%, 05/01/41	544	486,194
3.00%, 04/01/42	18	16,836
3.00%, 08/01/42	758	692,817
3.00%, 09/01/42	2,553	2,333,084
3.00%, 10/01/42	3,004	2,746,507
3.00%, 11/01/42	13,802	12,618,596
3.00%, 12/01/42	23,474	21,461,445
3.00%, 01/01/43	11,868	10,850,954
3.00%, 02/01/43	5,165	4,720,969
3.00%, 03/01/43	8,589	7,799,064
3.00%, 04/01/43	8,898	8,123,614
3.00%, 05/01/43	8,699	7,937,991
3.00%, 06/01/43	3,561	3,248,314
3.00%, 07/01/43	2,803	2,557,144
3.00%, 08/01/43	8,780	8,011,851
3.00%, 09/01/43	14,139	12,900,594
3.00%, 10/01/43	463	422,696
3.00%, 11/01/43	41	37,279
3.00%, 12/01/43	486	442,863
3.00%, 01/01/44	10,674	9,737,667
3.00%, 02/01/44	10,087	9,204,570
3.00%, 07/01/44	35,674	32,547,052
3.00%, 10/01/44	25,151	22,945,916
3.00%, 11/01/44	14,790	13,493,863
3.00%, 12/01/44	110	99,623
3.00%, 01/01/45	3,240	2,956,199
3.00%, 02/01/45	2,606	2,347,676
3.00%, 03/01/45	688	614,816
3.00%, 04/01/45	1,978	1,777,866
3.00%, 05/01/45	12,571	11,362,761
3.00%, 06/01/45	18	16,475
3.00%, 07/01/45	4,361	3,941,558
3.00%, 08/01/45	5,277	4,797,426
3.00%, 09/01/45	688	619,060
3.00%, 10/01/45	350	314,606
3.00%, 12/01/45	606	544,762
3.00%, 01/01/46	3,177	2,856,904
3.00%, 02/01/46	1,232	1,107,130
3.00%, 03/01/46	525	470,984
3.00%, 04/01/46	2,403	2,156,867
3.00%, 05/01/46	2,511	2,230,737
3.00%, 06/01/46	17,073	15,447,272
3.00%, 07/01/46	53,656	48,224,460
3.00%, 08/01/46	19,395	17,448,466
3.00%, 09/01/46	12,234	10,952,912
3.00%, 10/01/46	34,394	30,757,896
3.00%, 11/01/46	46,978	42,026,836
3.00%, 12/01/46	72,559	64,842,609
3.00%, 01/01/47	40,613	36,350,756
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 02/01/47	$74,684	$67,298,394
3.00%, 03/01/47	14,757	13,211,270
3.00%, 04/01/47	22,576	20,039,132
3.00%, 05/01/47	733	651,490
3.00%, 07/01/47	13,084	11,684,351
3.00%, 08/01/47	877	782,709
3.00%, 09/01/47	335	297,568
3.00%, 10/01/47	278	249,609
3.00%, 11/01/47	145	129,380
3.00%, 12/01/47	27,285	24,423,784
3.00%, 01/01/48	29,712	26,358,471
3.00%, 03/01/48	29,487	26,474,100
3.00%, 04/01/48	8,370	7,635,491
3.00%, 05/01/48	209	185,892
3.00%, 07/01/48	2,170	1,937,403
3.00%, 09/01/48	33,412	30,023,971
3.00%, 11/01/48	30,262	26,959,077
3.00%, 01/01/49	43,885	39,189,267
3.00%, 02/01/49	1,873	1,672,932
3.00%, 04/01/49	3,541	3,140,300
3.00%, 05/01/49	9,352	8,298,224
3.00%, 06/01/49	1,697	1,497,026
3.00%, 07/01/49	1,701	1,488,726
3.00%, 08/01/49	14,997	13,246,477
3.00%, 09/01/49	15,743	13,800,966
3.00%, 10/01/49	28,611	25,111,457
3.00%, 11/01/49	22,776	20,059,571
3.00%, 12/01/49	21,903	19,325,618
3.00%, 01/01/50	94,330	83,007,386
3.00%, 02/01/50	65,010	57,414,084
3.00%, 03/01/50	99,966	88,233,194
3.00%, 04/01/50	17,353	15,295,075
3.00%, 05/01/50	21,366	18,783,299
3.00%, 06/01/50	43,767	38,547,696
3.00%, 07/01/50	142,038	126,136,745
3.00%, 08/01/50	106,609	93,587,790
3.00%, 09/01/50	10,308	9,022,068
3.00%, 10/01/50	67,388	59,334,771
3.00%, 11/01/50	45,063	39,780,841
3.00%, 12/01/50	7,186	6,265,901
3.00%, 01/01/51	13,667	12,093,086
3.00%, 02/01/51	105,000	91,232,513
3.00%, 03/01/51	31,587	27,660,678
3.00%, 04/01/51	48,744	42,449,930
3.00%, 05/01/51	25,397	22,439,795
3.00%, 06/01/51	38,626	33,864,996
3.00%, 07/01/51	56,949	49,930,339
3.00%, 08/01/51	28,063	24,664,783
3.00%, 09/01/51	14,666	12,935,179
3.00%, 10/01/51	184,037	159,583,207
3.00%, 11/01/51	49,599	43,622,981
3.00%, 12/01/51	36,395	31,870,555
3.00%, 01/01/52	49,000	42,860,319
3.00%, 02/01/52	23,234	20,307,706
3.00%, 03/01/52	34,133	29,893,828
3.00%, 04/01/52	65,674	57,500,328
3.00%, 05/01/52	169,723	149,326,247
3.00%, 06/01/52	112,543	98,403,603
3.00%, 07/01/52	19,626	17,176,685
3.00%, 08/01/52	67,234	58,570,997
3.50%, 09/01/25	1	747
121
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 09/01/25	$0 (a)	$18
3.50%, 10/01/25	0 (a)	219
3.50%, 10/01/25	2	2,292
3.50%, 11/01/25	0 (a)	749
3.50%, 12/01/25	18	17,277
3.50%, 01/01/26	5	4,087
3.50%, 02/01/26	4	3,787
3.50%, 02/01/26	0 (a)	337
3.50%, 03/01/26	4	3,899
3.50%, 03/01/26	0 (a)	59
3.50%, 04/01/26	14	13,426
3.50%, 04/01/26	0 (a)	892
3.50%, 05/01/26	0 (a)	82
3.50%, 05/01/26	4	3,511
3.50%, 06/01/26	2	2,101
3.50%, 06/01/26	0 (a)	351
3.50%, 07/01/26	1	593
3.50%, 08/01/26	11	10,752
3.50%, 08/01/26	0 (a)	415
3.50%, 09/01/26	585	580,454
3.50%, 10/01/26	13	13,468
3.50%, 12/01/26	4	4,348
3.50%, 12/01/26	0 (a)	312
3.50%, 01/01/27	54	53,947
3.50%, 02/01/27	2	2,168
3.50%, 03/01/27	74	73,896
3.50%, 04/01/27	75	74,810
3.50%, 07/01/27	23	22,359
3.50%, 01/01/28	79	78,048
3.50%, 07/01/28	36	36,175
3.50%, 08/01/28	173	170,931
3.50%, 10/01/28	148	146,810
3.50%, 11/01/28	24	24,081
3.50%, 12/01/28	47	47,005
3.50%, 01/01/29	549	543,815
3.50%, 03/01/29	140	138,252
3.50%, 05/01/29	21	21,081
3.50%, 07/01/29	2	2,203
3.50%, 08/01/29	8	8,023
3.50%, 09/01/29	90	88,011
3.50%, 10/01/29	8	8,200
3.50%, 11/01/29	687	679,334
3.50%, 12/01/29	448	442,162
3.50%, 04/01/30	98	96,808
3.50%, 06/01/30	197	195,147
3.50%, 08/01/30	108	106,613
3.50%, 11/01/30	152	150,553
3.50%, 02/01/31	16	16,258
3.50%, 03/01/31	761	751,580
3.50%, 04/01/31	205	202,122
3.50%, 05/01/31	110	108,719
3.50%, 06/01/31	2,623	2,592,229
3.50%, 07/01/31	886	874,667
3.50%, 08/01/31	575	567,782
3.50%, 09/01/31	47	46,215
3.50%, 11/01/31	4	3,831
3.50%, 12/01/31	453	447,268
3.50%, 01/01/32	2,254	2,223,892
3.50%, 02/01/32	486	479,359
3.50%, 03/01/32	249	245,649
3.50%, 04/01/32	1,013	997,829
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 05/01/32	$2,412	$2,376,901
3.50%, 06/01/32	2,094	2,062,764
3.50%, 07/01/32	1,548	1,524,991
3.50%, 08/01/32	605	595,804
3.50%, 09/01/32	241	237,745
3.50%, 11/01/32	2,298	2,265,791
3.50%, 12/01/32	1,130	1,112,996
3.50%, 01/01/33	440	433,282
3.50%, 02/01/33	1,142	1,123,834
3.50%, 03/01/33	6,130	6,028,132
3.50%, 04/01/33	1,288	1,265,731
3.50%, 05/01/33	1,629	1,602,493
3.50%, 09/01/33	978	960,661
3.50%, 10/01/33	190	186,541
3.50%, 11/01/33	263	258,112
3.50%, 12/01/33	316	309,946
3.50%, 01/01/34	1,687	1,656,799
3.50%, 02/01/34	791	776,127
3.50%, 03/01/34	2,594	2,540,089
3.50%, 04/01/34	6,530	6,402,563
3.50%, 05/01/34	4,270	4,179,047
3.50%, 06/01/34	1,492	1,460,203
3.50%, 07/01/34	2,791	2,739,999
3.50%, 08/01/34	546	533,566
3.50%, 09/01/34	274	267,600
3.50%, 10/01/34	1,271	1,242,668
3.50%, 11/01/34	5,421	5,305,061
3.50%, 12/01/34	5,045	4,936,785
3.50%, 01/01/35	210	204,939
3.50%, 02/01/35	2,534	2,478,156
3.50%, 03/01/35	2,640	2,573,212
3.50%, 04/01/35	617	602,630
3.50%, 05/01/35	3,925	3,840,859
3.50%, 06/01/35	5,779	5,640,737
3.50%, 07/01/35	2,204	2,151,815
3.50%, 10/01/35	574	559,869
3.50%, 11/01/35	1,770	1,727,563
3.50%, 12/01/35	1,283	1,252,167
3.50%, 02/01/36	2,997	2,925,969
3.50%, 02/01/37	3,595	3,493,009
3.50%, 05/01/37	304	294,854
3.50%, 06/01/37	4,652	4,542,930
3.50%, 07/01/37	15,621	15,149,875
3.50%, 08/01/37	5,252	5,109,896
3.50%, 09/01/37	8,861	8,605,158
3.50%, 10/01/37	3,929	3,813,249
3.50%, 12/01/37	1,350	1,308,782
3.50%, 01/01/38	3,392	3,280,022
3.50%, 02/01/38	1,332	1,286,596
3.50%, 07/01/38	19,100	18,524,088
3.50%, 10/01/39	1,411	1,365,964
3.50%, 11/01/39	959	929,104
3.50%, 12/01/39	37,239	36,045,023
3.50%, 10/01/40	13	11,934
3.50%, 11/01/40	209	197,344
3.50%, 12/01/40	452	427,399
3.50%, 01/01/41	35	32,650
3.50%, 02/01/41	11	10,337
3.50%, 03/01/41	28	25,879
3.50%, 06/01/41	18	16,520
3.50%, 10/01/41	8	7,402
Schedule of Investments
122

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 11/01/41	$131	$123,529
3.50%, 12/01/41	139	129,875
3.50%, 01/01/42	737	692,570
3.50%, 02/01/42	714	671,083
3.50%, 03/01/42	9,667	9,091,522
3.50%, 04/01/42	264	248,733
3.50%, 05/01/42	2,005	1,887,715
3.50%, 06/01/42	161	152,039
3.50%, 07/01/42	1,569	1,475,921
3.50%, 08/01/42	11,054	10,398,005
3.50%, 09/01/42	3,410	3,209,500
3.50%, 10/01/42	9,405	8,845,808
3.50%, 11/01/42	1,297	1,219,270
3.50%, 12/01/42	8,354	7,857,818
3.50%, 01/01/43	622	585,885
3.50%, 03/01/43	3,949	3,701,847
3.50%, 04/01/43	486	457,128
3.50%, 05/01/43	1,278	1,198,632
3.50%, 06/01/43	6,395	5,995,823
3.50%, 07/01/43	11,768	11,077,103
3.50%, 08/01/43	193	180,571
3.50%, 09/01/43	183	171,190
3.50%, 10/01/43	1,626	1,528,619
3.50%, 11/01/43	181	169,610
3.50%, 12/01/43	140	131,155
3.50%, 01/01/44	238	224,262
3.50%, 02/01/44	292	273,228
3.50%, 04/01/44	5,861	5,507,021
3.50%, 05/01/44	1,633	1,535,336
3.50%, 06/01/44	588	550,005
3.50%, 09/01/44	1,026	959,768
3.50%, 10/01/44	3,854	3,576,010
3.50%, 11/01/44	11,752	10,963,800
3.50%, 12/01/44	783	723,387
3.50%, 01/01/45	11,654	10,906,674
3.50%, 02/01/45	8,969	8,397,537
3.50%, 03/01/45	1,646	1,512,861
3.50%, 04/01/45	1,563	1,454,706
3.50%, 05/01/45	734	681,129
3.50%, 06/01/45	4,389	4,084,868
3.50%, 07/01/45	7,166	6,678,093
3.50%, 08/01/45	16,763	15,694,642
3.50%, 09/01/45	15,029	14,081,750
3.50%, 10/01/45	3,879	3,633,186
3.50%, 11/01/45	6,835	6,352,214
3.50%, 12/01/45	5,602	5,193,070
3.50%, 01/01/46	16,242	15,154,059
3.50%, 02/01/46	26,478	24,549,938
3.50%, 03/01/46	7,807	7,234,205
3.50%, 04/01/46	11,399	10,603,945
3.50%, 05/01/46	3,756	3,462,734
3.50%, 06/01/46	7,449	6,893,785
3.50%, 07/01/46	85,885	80,101,997
3.50%, 08/01/46	2,750	2,545,832
3.50%, 09/01/46	7,823	7,189,299
3.50%, 10/01/46	13,543	12,571,018
3.50%, 11/01/46	15,340	14,182,205
3.50%, 12/01/46	40,728	37,853,418
3.50%, 01/01/47	26,546	24,578,265
3.50%, 02/01/47	16,372	15,144,211
3.50%, 03/01/47	1,847	1,716,165
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 04/01/47	$6,438	$5,939,295
3.50%, 05/01/47	16,706	15,473,877
3.50%, 06/01/47	4,167	3,855,741
3.50%, 07/01/47	42,331	39,712,768
3.50%, 08/01/47	33,629	31,078,284
3.50%, 09/01/47	27,983	25,824,728
3.50%, 10/01/47	7,998	7,370,752
3.50%, 11/01/47	18,047	16,629,929
3.50%, 12/01/47	28,946	26,737,528
3.50%, 01/01/48	39,747	36,600,233
3.50%, 02/01/48	25,306	23,327,466
3.50%, 03/01/48	22,287	20,601,932
3.50%, 04/01/48	8,410	7,747,388
3.50%, 05/01/48	38,037	35,584,868
3.50%, 06/01/48	5,662	5,210,284
3.50%, 07/01/48	13,659	12,622,148
3.50%, 09/01/48	890	812,711
3.50%, 10/01/48	1,123	1,033,244
3.50%, 11/01/48	26,535	24,561,331
3.50%, 01/01/49	4,579	4,215,158
3.50%, 02/01/49	3,723	3,420,433
3.50%, 03/01/49	2,667	2,433,512
3.50%, 04/01/49	5,704	5,193,772
3.50%, 05/01/49	32,061	29,431,803
3.50%, 06/01/49	78,166	72,049,554
3.50%, 07/01/49	61,085	56,095,333
3.50%, 08/01/49	16,013	14,529,902
3.50%, 09/01/49	1,120	1,023,762
3.50%, 11/01/49	10,398	9,577,617
3.50%, 12/01/49	18,971	17,385,594
3.50%, 01/01/50	6,973	6,408,746
3.50%, 02/01/50	13,746	12,540,961
3.50%, 03/01/50	4,607	4,245,372
3.50%, 04/01/50	17,042	15,628,827
3.50%, 05/01/50	3,835	3,527,673
3.50%, 06/01/50	25,864	23,734,994
3.50%, 07/01/50	3,375	3,097,367
3.50%, 08/01/50	45,054	41,368,665
3.50%, 09/01/50	36,100	32,986,192
3.50%, 10/01/50	8,873	8,073,598
3.50%, 12/01/50	23,489	21,600,869
3.50%, 01/01/51	61,211	56,256,070
3.50%, 02/01/51	1,860	1,686,833
3.50%, 03/01/51	3,963	3,634,677
3.50%, 05/01/51	11,684	10,652,906
3.50%, 06/01/51	8,747	7,932,485
3.50%, 07/01/51	1,116	1,015,977
3.50%, 08/01/51	6,343	5,774,043
3.50%, 09/01/51	4,615	4,199,263
3.50%, 10/01/51	56,621	52,022,033
3.50%, 12/01/51	14,678	13,349,267
3.50%, 01/01/52	38,439	35,038,279
3.50%, 02/01/52	45,350	41,196,590
3.50%, 03/01/52	23,054	20,873,192
3.50%, 04/01/52	69,172	62,994,089
3.50%, 05/01/52	41,346	37,515,071
3.50%, 06/01/52	139,040	126,517,006
3.50%, 07/01/52	17,276	15,743,249
3.50%, 08/01/52	93,154	84,834,108
3.50%, 09/01/52	62,627	57,108,128
3.50%, 12/01/52	49,091	44,438,077
123
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/01/53	$12,516	$11,421,906
3.50%, 04/01/53	8,772	8,004,900
3.50%, 08/01/53	33,468	30,606,134
3.50%, 09/15/54(c)	3,725	3,364,727
3.50%, 11/01/54	61,221	55,310,949
3.50%, 02/01/55	29,151	26,330,210
4.00%, 09/01/25	0 (a)	11
4.00%, 09/01/25	1	887
4.00%, 10/01/25	1	1,468
4.00%, 11/01/25	1	585
4.00%, 12/01/25	0 (a)	164
4.00%, 01/01/26	0 (a)	500
4.00%, 03/01/26	13	13,149
4.00%, 03/01/26	0 (a)	718
4.00%, 05/01/26	0 (a)	379
4.00%, 05/01/26	1	667
4.00%, 06/01/26	161	160,647
4.00%, 07/01/26	9	8,427
4.00%, 08/01/26	2	1,681
4.00%, 09/01/26	143	141,922
4.00%, 03/01/27	68	67,749
4.00%, 08/01/27	2	1,839
4.00%, 02/01/29	4	4,132
4.00%, 12/01/30	369	366,970
4.00%, 01/01/31	231	229,791
4.00%, 02/01/31	161	160,554
4.00%, 03/01/31	7	7,454
4.00%, 10/01/31	554	552,046
4.00%, 02/01/32	1,412	1,405,483
4.00%, 04/01/32	4	3,591
4.00%, 05/01/32	729	727,240
4.00%, 06/01/32	4	3,612
4.00%, 07/01/32	260	259,025
4.00%, 10/01/32	9	8,941
4.00%, 05/01/33	67	67,190
4.00%, 07/01/33	460	457,722
4.00%, 08/01/33	689	685,853
4.00%, 08/01/33	0 (a)	177
4.00%, 09/01/33	1,149	1,144,354
4.00%, 10/01/33	611	608,895
4.00%, 11/01/33	38	37,982
4.00%, 12/01/33	56	55,633
4.00%, 01/01/34	261	259,710
4.00%, 03/01/34	438	435,728
4.00%, 04/01/34	345	343,893
4.00%, 05/01/34	366	363,824
4.00%, 06/01/34	925	920,112
4.00%, 07/01/34	853	848,911
4.00%, 08/01/34	492	489,363
4.00%, 09/01/34	3,043	3,028,836
4.00%, 10/01/34	699	695,226
4.00%, 08/01/35	1,019	1,010,148
4.00%, 11/01/35	2,436	2,425,305
4.00%, 01/01/36	11	10,682
4.00%, 07/01/37	2,230	2,198,024
4.00%, 08/01/37	6,182	6,095,488
4.00%, 09/01/37	8,240	8,114,422
4.00%, 10/01/37	13,665	13,473,849
4.00%, 11/01/37	8,854	8,723,546
4.00%, 01/01/38	1,817	1,789,003
4.00%, 02/01/38	1,601	1,576,270
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 03/01/38	$3,753	$3,700,879
4.00%, 04/01/38	1,096	1,078,744
4.00%, 05/01/38	2,514	2,474,643
4.00%, 06/01/38	1,453	1,430,620
4.00%, 07/01/38	5,194	5,112,135
4.00%, 10/01/38	1,112	1,094,260
4.00%, 11/01/38	822	808,866
4.00%, 03/01/39	12	10,974
4.00%, 04/01/39	24	23,891
4.00%, 05/01/39	327	317,486
4.00%, 07/01/39	13	12,710
4.00%, 08/01/39	218	212,168
4.00%, 09/01/39	20	19,058
4.00%, 09/15/39(c)	20,425	20,051,605
4.00%, 10/01/39	411	403,904
4.00%, 11/01/39	40,013	39,317,003
4.00%, 12/01/39	49,637	48,775,441
4.00%, 02/01/40	13,391	13,158,097
4.00%, 05/01/40	14	13,247
4.00%, 07/01/40	30	29,139
4.00%, 08/01/40	744	723,571
4.00%, 09/01/40	662	644,756
4.00%, 10/01/40	286	278,030
4.00%, 11/01/40	4,021	3,912,118
4.00%, 12/01/40	1,515	1,474,568
4.00%, 01/01/41	7,445	7,244,465
4.00%, 02/01/41	701	681,311
4.00%, 03/01/41	571	553,620
4.00%, 04/01/41	28	27,001
4.00%, 05/01/41	886	861,186
4.00%, 08/01/41	1	1,278
4.00%, 09/01/41	1,660	1,611,569
4.00%, 10/01/41	2,149	2,087,353
4.00%, 11/01/41	103	99,038
4.00%, 12/01/41	635	616,939
4.00%, 01/01/42	895	868,764
4.00%, 02/01/42	154	149,701
4.00%, 03/01/42	4,172	4,039,390
4.00%, 05/01/42	703	679,274
4.00%, 06/01/42	28	27,215
4.00%, 07/01/42	303	294,232
4.00%, 08/01/42	2	1,961
4.00%, 09/01/42	4	3,953
4.00%, 12/01/42	55	53,529
4.00%, 01/01/43	1,443	1,398,695
4.00%, 08/01/43	15	14,882
4.00%, 09/01/43	921	890,632
4.00%, 10/01/43	125	120,884
4.00%, 11/01/43	242	233,872
4.00%, 12/01/43	4	3,871
4.00%, 01/01/44	695	670,273
4.00%, 02/01/44	8	7,710
4.00%, 03/01/44	869	839,477
4.00%, 04/01/44	823	794,607
4.00%, 05/01/44	7,447	7,211,711
4.00%, 06/01/44	2,149	2,084,938
4.00%, 07/01/44	6,059	5,845,153
4.00%, 08/01/44	157	151,110
4.00%, 09/01/44	131	125,393
4.00%, 10/01/44	10,313	9,933,279
4.00%, 11/01/44	3,871	3,725,604
Schedule of Investments
124

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 12/01/44	$2,085	$1,992,680
4.00%, 01/01/45	7,282	7,034,980
4.00%, 02/01/45	5,891	5,683,310
4.00%, 03/01/45	9,725	9,407,500
4.00%, 04/01/45	728	696,091
4.00%, 06/01/45	5,343	5,148,208
4.00%, 07/01/45	10,596	10,200,780
4.00%, 08/01/45	267	254,717
4.00%, 09/01/45	10,586	10,131,617
4.00%, 10/01/45	2,456	2,355,987
4.00%, 11/01/45	5,870	5,622,446
4.00%, 12/01/45	635	608,657
4.00%, 01/01/46	1,682	1,610,481
4.00%, 02/01/46	3,116	2,989,308
4.00%, 03/01/46	8,151	7,814,128
4.00%, 04/01/46	4,970	4,745,593
4.00%, 05/01/46	6,615	6,313,206
4.00%, 06/01/46	11,635	11,192,764
4.00%, 07/01/46	1,163	1,109,846
4.00%, 08/01/46	6,481	6,195,913
4.00%, 09/01/46	11,062	10,614,772
4.00%, 10/01/46	2,255	2,180,030
4.00%, 11/01/46	15,999	15,366,622
4.00%, 01/01/47	3,346	3,198,363
4.00%, 02/01/47	2,422	2,316,167
4.00%, 03/01/47	6,714	6,405,471
4.00%, 04/01/47	20,834	19,824,902
4.00%, 05/01/47	8,572	8,177,076
4.00%, 06/01/47	37,751	36,013,555
4.00%, 07/01/47	10,844	10,340,917
4.00%, 08/01/47	20,065	19,106,713
4.00%, 09/01/47	21,985	20,938,249
4.00%, 10/01/47	22,662	21,537,042
4.00%, 11/01/47	18,706	17,836,822
4.00%, 12/01/47	7,473	7,128,369
4.00%, 01/01/48	7,365	7,002,100
4.00%, 02/01/48	32,413	30,825,607
4.00%, 03/01/48	2,437	2,316,599
4.00%, 04/01/48	14,205	13,487,229
4.00%, 05/01/48	4,918	4,648,025
4.00%, 06/01/48	2,330	2,218,820
4.00%, 07/01/48	9,108	8,659,198
4.00%, 08/01/48	3,595	3,421,002
4.00%, 09/01/48	14,705	13,941,566
4.00%, 10/01/48	21,270	20,082,508
4.00%, 11/01/48	26,482	25,102,210
4.00%, 12/01/48	9,537	9,076,909
4.00%, 01/01/49	25,821	24,596,258
4.00%, 02/01/49	5,484	5,203,615
4.00%, 03/01/49	24,844	23,513,366
4.00%, 04/01/49	27,538	26,126,862
4.00%, 05/01/49	15,102	14,424,564
4.00%, 06/01/49	31,851	30,266,228
4.00%, 07/01/49	26,710	25,559,723
4.00%, 08/01/49	559	529,139
4.00%, 09/01/49	21,610	20,563,574
4.00%, 10/01/49	24,472	23,422,578
4.00%, 11/01/49	41,239	38,793,628
4.00%, 12/01/49	17,169	16,324,480
4.00%, 01/01/50	23,415	22,192,833
4.00%, 02/01/50	1,148	1,090,583
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 03/01/50	$3,152	$2,974,703
4.00%, 04/01/50	7,828	7,423,600
4.00%, 05/01/50	13,203	12,481,598
4.00%, 06/01/50	1,506	1,416,203
4.00%, 07/01/50	643	607,295
4.00%, 08/01/50	9,713	9,192,828
4.00%, 12/01/50	7,109	6,702,896
4.00%, 01/01/51	667	631,537
4.00%, 03/01/51	745	705,291
4.00%, 05/01/51	19,107	18,107,109
4.00%, 08/01/51	18,798	17,791,652
4.00%, 09/01/51	14,082	13,276,431
4.00%, 10/01/51	7,105	6,723,350
4.00%, 11/01/51	8,012	7,572,619
4.00%, 12/01/51	1,696	1,597,941
4.00%, 02/01/52	2,396	2,244,268
4.00%, 05/01/52	38,830	36,509,770
4.00%, 06/01/52	112,185	105,840,395
4.00%, 07/01/52	35,855	33,736,242
4.00%, 08/01/52	173,671	162,878,112
4.00%, 09/01/52	13,556	12,728,801
4.00%, 10/01/52	81,941	76,947,126
4.00%, 11/01/52	26,425	24,770,467
4.00%, 12/01/52	49,684	46,652,465
4.00%, 01/01/53	2,233	2,107,660
4.00%, 02/01/53	77,817	73,488,419
4.00%, 03/01/53	18,787	17,568,392
4.00%, 04/01/53	15,840	14,879,909
4.00%, 05/01/53	51,763	48,608,347
4.00%, 06/01/53	389	364,932
4.00%, 09/01/53	10,353	9,743,442
4.00%, 12/01/53	22,858	21,337,553
4.00%, 06/01/55	24,102	22,491,006
4.50%, 09/01/25	0 (a)	118
4.50%, 04/01/26	0 (a)	355
4.50%, 10/01/26	12	11,530
4.50%, 01/01/27	9	8,687
4.50%, 11/01/28	0 (a)	246
4.50%, 08/01/31	807	812,326
4.50%, 04/01/33	277	279,556
4.50%, 07/01/33	30	30,640
4.50%, 08/01/33	20	19,715
4.50%, 09/01/33	4	4,343
4.50%, 10/01/33	10	10,018
4.50%, 11/01/33	16	15,426
4.50%, 12/01/33	212	214,129
4.50%, 01/01/34	898	906,684
4.50%, 02/01/34	251	252,955
4.50%, 04/01/34	1	1,269
4.50%, 05/01/34	0 (a)	425
4.50%, 05/01/34	5	4,944
4.50%, 06/01/34	217	218,424
4.50%, 08/01/34	765	768,681
4.50%, 09/01/34	79	78,953
4.50%, 12/01/34	2	1,887
4.50%, 01/01/35	727	730,149
4.50%, 02/01/35	0 (a)	290
4.50%, 03/01/35	1	1,208
4.50%, 05/01/35	0 (a)	149
4.50%, 07/01/35	0 (a)	300
4.50%, 08/01/35	1	737
125
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 09/01/35	$6	$5,192
4.50%, 10/01/35	1	1,229
4.50%, 12/01/35	24	23,646
4.50%, 01/01/36	0 (a)	303
4.50%, 03/01/36	1	1,338
4.50%, 07/01/37	2	2,270
4.50%, 03/01/38	2	2,152
4.50%, 04/01/38	0 (a)	418
4.50%, 04/01/38	96	95,683
4.50%, 05/01/38	4,262	4,259,636
4.50%, 06/01/38	977	976,432
4.50%, 08/01/38	15,190	15,171,424
4.50%, 09/01/38	8,231	8,252,381
4.50%, 11/01/38	2	2,266
4.50%, 01/01/39	4,468	4,462,290
4.50%, 02/01/39	0 (a)	267
4.50%, 02/01/39	523	523,584
4.50%, 03/01/39	35	33,986
4.50%, 04/01/39	1,089	1,089,140
4.50%, 05/01/39	1,603	1,601,513
4.50%, 06/01/39	113	112,415
4.50%, 07/01/39	123	123,542
4.50%, 08/01/39	1,768	1,767,984
4.50%, 09/01/39	52	52,630
4.50%, 10/01/39	3,784	3,783,684
4.50%, 11/01/39	22	22,277
4.50%, 12/01/39	14,556	14,527,406
4.50%, 01/01/40	1,223	1,223,293
4.50%, 02/01/40	225	223,923
4.50%, 03/01/40	190	190,414
4.50%, 04/01/40	8,655	8,635,371
4.50%, 05/01/40	114	113,472
4.50%, 06/01/40	20	20,316
4.50%, 07/01/40	37	38,089
4.50%, 08/01/40	93	92,776
4.50%, 09/01/40	1,577	1,577,594
4.50%, 10/01/40	207	206,741
4.50%, 12/01/40	1,609	1,610,113
4.50%, 01/01/41	1,569	1,569,798
4.50%, 02/01/41	300	300,089
4.50%, 03/01/41	1,714	1,706,002
4.50%, 04/01/41	10,803	10,766,626
4.50%, 05/01/41	9,695	9,664,595
4.50%, 06/01/41	4,016	3,999,040
4.50%, 07/01/41	243	242,259
4.50%, 08/01/41	2,580	2,569,780
4.50%, 09/01/41	3,967	3,948,018
4.50%, 10/01/41	73	73,447
4.50%, 11/01/41	216	214,206
4.50%, 12/01/41	1,989	1,980,613
4.50%, 01/01/42	2,130	2,121,053
4.50%, 04/01/42	81	80,427
4.50%, 07/01/42	2,154	2,144,048
4.50%, 09/01/42	1,141	1,138,070
4.50%, 10/01/42	1,441	1,439,860
4.50%, 01/01/43	109	108,502
4.50%, 09/01/43	1,940	1,923,347
4.50%, 10/01/43	577	571,291
4.50%, 11/01/43	1,617	1,602,293
4.50%, 12/01/43	1,005	996,810
4.50%, 01/01/44	214	211,537
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 02/01/44	$389	$384,903
4.50%, 03/01/44	5,650	5,599,928
4.50%, 04/01/44	7,896	7,823,287
4.50%, 05/01/44	416	411,025
4.50%, 06/01/44	1,127	1,116,543
4.50%, 07/01/44	167	166,263
4.50%, 08/01/44	830	819,825
4.50%, 09/01/44	5,004	4,958,999
4.50%, 10/01/44	154	151,804
4.50%, 11/01/44	7,693	7,676,174
4.50%, 12/01/44	5,636	5,572,450
4.50%, 01/01/45	669	661,029
4.50%, 02/01/45	6,923	6,833,923
4.50%, 03/01/45	855	842,275
4.50%, 04/01/45	4	4,203
4.50%, 08/01/45	1,692	1,671,117
4.50%, 09/01/45	283	279,782
4.50%, 10/01/45	4,253	4,205,973
4.50%, 11/01/45	336	331,457
4.50%, 12/01/45	101	99,879
4.50%, 01/01/46	77	75,946
4.50%, 02/01/46	5,285	5,263,878
4.50%, 03/01/46	16,087	16,096,124
4.50%, 04/01/46	3,819	3,771,129
4.50%, 05/01/46	770	759,293
4.50%, 06/01/46	882	874,086
4.50%, 07/01/46	762	751,220
4.50%, 08/01/46	5,061	5,005,574
4.50%, 08/01/46	0 (a)	465
4.50%, 09/01/46	147	145,125
4.50%, 10/01/46	615	604,312
4.50%, 11/01/46	72	71,081
4.50%, 12/01/46	389	382,852
4.50%, 01/01/47	539	528,088
4.50%, 02/01/47	350	343,302
4.50%, 03/01/47	945	929,179
4.50%, 04/01/47	10,774	10,655,290
4.50%, 05/01/47	1,363	1,336,718
4.50%, 06/01/47	6,507	6,376,883
4.50%, 07/01/47	1,765	1,731,031
4.50%, 08/01/47	3,696	3,642,179
4.50%, 09/01/47	2,990	2,929,320
4.50%, 10/01/47	5,180	5,088,988
4.50%, 11/01/47	1,765	1,735,236
4.50%, 12/01/47	594	582,903
4.50%, 01/01/48	1,348	1,321,530
4.50%, 02/01/48	3,976	3,902,002
4.50%, 03/01/48	454	446,115
4.50%, 04/01/48	9,398	9,202,609
4.50%, 05/01/48	4,103	4,021,186
4.50%, 06/01/48	3,079	3,007,541
4.50%, 07/01/48	2,984	2,913,678
4.50%, 08/01/48	23,253	22,791,803
4.50%, 09/01/48	9,202	9,013,421
4.50%, 10/01/48	11,845	11,590,785
4.50%, 11/01/48	6,848	6,709,365
4.50%, 12/01/48	31,719	31,081,505
4.50%, 01/01/49	14,169	13,868,873
4.50%, 02/01/49	12,375	12,109,762
4.50%, 03/01/49	7,496	7,302,760
4.50%, 04/01/49	7,855	7,711,491
Schedule of Investments
126

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 05/01/49	$9,147	$8,943,564
4.50%, 06/01/49	1,538	1,501,699
4.50%, 07/01/49	2,837	2,770,027
4.50%, 08/01/49	1,783	1,736,645
4.50%, 09/01/49	5,312	5,184,146
4.50%, 10/01/49	1,740	1,697,713
4.50%, 11/01/49	18,218	17,838,344
4.50%, 12/01/49	9,969	9,782,994
4.50%, 01/01/50	1,317	1,288,301
4.50%, 02/01/50	16,458	16,094,388
4.50%, 03/01/50	6,511	6,344,076
4.50%, 04/01/50	31,154	30,555,541
4.50%, 05/01/50	16,420	16,010,297
4.50%, 06/01/50	449	437,630
4.50%, 08/01/50	502	489,565
4.50%, 09/01/50	28,719	28,080,840
4.50%, 12/01/50	310	302,819
4.50%, 01/01/51	177	172,971
4.50%, 02/01/51	9,507	9,278,859
4.50%, 07/01/51	14,249	13,884,270
4.50%, 05/01/52	3,320	3,243,742
4.50%, 06/01/52	33,890	32,848,912
4.50%, 07/01/52	81,868	79,163,013
4.50%, 08/01/52	43,790	42,331,259
4.50%, 09/01/52	86,466	83,559,743
4.50%, 10/01/52	110,940	107,403,060
4.50%, 11/01/52	32,087	31,062,020
4.50%, 12/01/52	45,478	44,064,111
4.50%, 01/01/53	18,436	17,814,011
4.50%, 02/01/53	24,442	23,621,330
4.50%, 03/01/53	34,942	33,723,308
4.50%, 04/01/53	29,696	28,733,723
4.50%, 05/01/53	7,911	7,648,715
4.50%, 06/01/53	2,244	2,174,274
4.50%, 08/01/53	14,256	13,782,137
4.50%, 09/01/53	30,227	29,185,614
4.50%, 11/01/53	7,937	7,681,145
4.50%, 01/01/54	42,861	41,334,525
4.50%, 03/01/54	1,884	1,815,177
4.50%, 04/01/54	10,387	9,991,922
4.50%, 05/01/54	13,671	13,259,261
4.50%, 06/01/54	14,860	14,345,937
4.50%, 09/01/54	2,343	2,253,323
4.50%, 11/01/54	1,921	1,847,741
4.50%, 12/01/54	69,008	66,424,765
4.50%, 01/01/55	12,241	11,831,022
4.50%, 03/01/55	33,271	32,000,544
4.50%, 09/15/55(c)	61,900	59,538,515
5.00%, 11/01/32	1	1,058
5.00%, 03/01/33	2	1,941
5.00%, 05/01/33	13	13,051
5.00%, 06/01/33	1	798
5.00%, 07/01/33	59	59,338
5.00%, 08/01/33	207	210,857
5.00%, 08/01/33	0 (a)	263
5.00%, 09/01/33	17	17,218
5.00%, 10/01/33	0 (a)	408
5.00%, 11/01/33	934	950,313
5.00%, 02/01/34	2	1,864
5.00%, 03/01/34	14	14,615
5.00%, 04/01/34	12	12,513
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 05/01/34	$423	$429,918
5.00%, 06/01/34	0 (a)	413
5.00%, 07/01/34	5	5,274
5.00%, 08/01/34	15	15,407
5.00%, 09/01/34	3	2,629
5.00%, 10/01/34	6	6,239
5.00%, 12/01/34	138	139,775
5.00%, 01/01/35	107	108,854
5.00%, 02/01/35	464	472,182
5.00%, 03/01/35	28	28,298
5.00%, 04/01/35	7	7,290
5.00%, 05/01/35	4	4,856
5.00%, 06/01/35	52	53,395
5.00%, 07/01/35	597	606,649
5.00%, 07/01/35	0 (a)	466
5.00%, 08/01/35	48	46,441
5.00%, 08/01/35	0 (a)	369
5.00%, 09/01/35	87	87,501
5.00%, 09/01/35	0 (a)	402
5.00%, 10/01/35	32	32,430
5.00%, 11/01/35	283	286,196
5.00%, 11/01/35	0 (a)	337
5.00%, 12/01/35	3	2,880
5.00%, 01/01/36	11	10,810
5.00%, 02/01/36	5	5,596
5.00%, 03/01/36	354	361,251
5.00%, 03/01/36	0 (a)	212
5.00%, 04/01/36	0 (a)	641
5.00%, 05/01/36	271	275,747
5.00%, 06/01/36	27	27,726
5.00%, 07/01/36	14	14,430
5.00%, 08/01/36	1	522
5.00%, 11/01/36	2	1,702
5.00%, 12/01/36	1	1,178
5.00%, 02/01/37	0 (a)	450
5.00%, 02/01/37	10	10,488
5.00%, 03/01/37	6	6,163
5.00%, 04/01/37	1	1,308
5.00%, 05/01/37	7	6,783
5.00%, 06/01/37	5	4,667
5.00%, 07/01/37	258	261,727
5.00%, 01/01/38	3	2,979
5.00%, 02/01/38	447	455,805
5.00%, 02/01/38	0 (a)	227
5.00%, 03/01/38	29	28,743
5.00%, 03/01/38	0 (a)	939
5.00%, 04/01/38	62	62,226
5.00%, 04/01/38	0 (a)	946
5.00%, 05/01/38	797	807,154
5.00%, 05/01/38	0 (a)	163
5.00%, 06/01/38	2	1,657
5.00%, 07/01/38	61	62,020
5.00%, 07/01/38	0 (a)	452
5.00%, 12/01/38	4	3,914
5.00%, 01/01/39	142	144,765
5.00%, 02/01/39	13	13,583
5.00%, 03/01/39	285	290,534
5.00%, 03/01/39	0 (a)	393
5.00%, 04/01/39	2,476	2,518,656
5.00%, 04/01/39	0 (a)	733
5.00%, 05/01/39	527	536,399
127
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 06/01/39	$455	$463,263
5.00%, 07/01/39	1,687	1,706,835
5.00%, 08/01/39	2,568	2,611,681
5.00%, 09/01/39	319	323,506
5.00%, 10/01/39	296	300,537
5.00%, 11/01/39	44	44,719
5.00%, 12/01/39	991	1,008,660
5.00%, 01/01/40	76	77,113
5.00%, 02/01/40	2,695	2,723,705
5.00%, 03/01/40	177	180,331
5.00%, 04/01/40	625	635,815
5.00%, 05/01/40	6,855	6,965,857
5.00%, 06/01/40	155	158,607
5.00%, 07/01/40	736	748,457
5.00%, 08/01/40	3,762	3,826,682
5.00%, 09/01/40	506	513,606
5.00%, 10/01/40	112	113,762
5.00%, 11/01/40	13	13,011
5.00%, 12/01/40	864	877,709
5.00%, 01/01/41	127	128,540
5.00%, 02/01/41	337	342,322
5.00%, 03/01/41	1,198	1,215,696
5.00%, 04/01/41	1,659	1,685,335
5.00%, 05/01/41	5,269	5,355,657
5.00%, 06/01/41	747	758,686
5.00%, 07/01/41	334	338,830
5.00%, 08/01/41	884	899,089
5.00%, 11/01/41	82	83,004
5.00%, 04/01/42	317	321,786
5.00%, 08/01/43	18	18,285
5.00%, 09/01/43	295	299,624
5.00%, 10/01/43	780	790,266
5.00%, 11/01/43	39	39,954
5.00%, 12/01/43	93	94,432
5.00%, 01/01/44	1,167	1,187,433
5.00%, 03/01/44	371	378,615
5.00%, 06/01/44	138	140,120
5.00%, 07/01/44	747	759,840
5.00%, 08/01/44	109	110,710
5.00%, 09/01/44	628	639,171
5.00%, 11/01/44	23,475	23,903,037
5.00%, 01/01/45	5	5,001
5.00%, 07/01/45	2,389	2,427,858
5.00%, 04/01/47	46	46,003
5.00%, 05/01/47	368	370,964
5.00%, 07/01/47	430	438,057
5.00%, 08/01/47	143	143,932
5.00%, 09/01/47	650	653,197
5.00%, 10/01/47	357	358,212
5.00%, 11/01/47	66	65,890
5.00%, 02/01/48	353	354,837
5.00%, 03/01/48	1,166	1,172,319
5.00%, 04/01/48	1,393	1,402,482
5.00%, 06/01/48	1,372	1,378,754
5.00%, 07/01/48	2,679	2,696,116
5.00%, 08/01/48	4,311	4,334,980
5.00%, 09/01/48	4,133	4,157,305
5.00%, 10/01/48	2,314	2,333,079
5.00%, 11/01/48	10,288	10,341,209
5.00%, 12/01/48	1,048	1,051,813
5.00%, 01/01/49	8,642	8,687,108
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 02/01/49	$4,260	$4,280,409
5.00%, 03/01/49	10,506	10,546,956
5.00%, 04/01/49	13,406	13,473,974
5.00%, 05/01/49	1,771	1,779,496
5.00%, 07/01/49	6,350	6,385,154
5.00%, 08/01/49	13,614	13,739,578
5.00%, 09/01/49	9,668	9,713,958
5.00%, 10/01/49	20,124	20,226,091
5.00%, 11/01/49	738	742,029
5.00%, 12/01/49	991	996,107
5.00%, 03/01/50	1,433	1,438,699
5.00%, 04/01/50	743	737,151
5.00%, 05/01/50	472	468,048
5.00%, 09/01/50	23	23,021
5.00%, 10/01/50	2,955	2,969,775
5.00%, 01/01/51	1,101	1,091,951
5.00%, 06/01/52	13,247	13,137,222
5.00%, 07/01/52	38,494	38,192,165
5.00%, 08/01/52	58,117	57,915,655
5.00%, 09/01/52	73,788	73,294,748
5.00%, 10/01/52	41,037	40,764,864
5.00%, 11/01/52	140,833	139,909,678
5.00%, 12/01/52	46,272	46,030,073
5.00%, 02/01/53	97,218	96,664,071
5.00%, 03/01/53	7,603	7,550,319
5.00%, 04/01/53	35,133	34,798,974
5.00%, 05/01/53	112,722	111,511,805
5.00%, 06/01/53	131,903	130,907,744
5.00%, 07/01/53	25,576	25,433,022
5.00%, 08/01/53	32,348	32,059,769
5.00%, 09/01/53	11,834	11,704,214
5.00%, 10/01/53	77,880	77,282,520
5.00%, 11/01/53	26,531	26,237,769
5.00%, 12/01/53	5,291	5,228,393
5.00%, 02/01/54	32,839	32,468,531
5.00%, 03/01/54	12,740	12,663,860
5.00%, 06/01/54	6,550	6,474,346
5.00%, 08/01/54	28,251	28,055,296
5.00%, 09/01/54	5,700	5,678,418
5.00%, 10/01/54	94,389	93,236,570
5.00%, 11/01/54	107,255	106,031,275
5.00%, 12/01/54	61,403	60,666,538
5.00%, 01/01/55	77,861	76,889,458
5.00%, 05/01/55	40,984	40,511,562
5.00%, 09/15/55(c)	73,197	72,186,442
5.50%, 03/01/28	40	40,471
5.50%, 10/01/28	0 (a)	121
5.50%, 12/01/28	0 (a)	69
5.50%, 07/01/29	1	882
5.50%, 12/01/31	5	5,772
5.50%, 01/01/32	0 (a)	316
5.50%, 01/01/32	4	3,859
5.50%, 02/01/32	1	1,008
5.50%, 11/01/32	0 (a)	202
5.50%, 12/01/32	3	3,242
5.50%, 01/01/33	19	19,050
5.50%, 02/01/33	3	2,975
5.50%, 02/01/33	0 (a)	358
5.50%, 03/01/33	16	15,170
5.50%, 03/01/33	0 (a)	816
5.50%, 04/01/33	35	36,793
Schedule of Investments
128

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 04/01/33	$0 (a)	$1,219
5.50%, 05/01/33	339	348,049
5.50%, 06/01/33	23	23,323
5.50%, 07/01/33	71	72,955
5.50%, 08/01/33	1	1,002
5.50%, 09/01/33	0 (a)	133
5.50%, 09/01/33	3	2,675
5.50%, 10/01/33	294	301,080
5.50%, 10/01/33	0 (a)	359
5.50%, 11/01/33	675	694,442
5.50%, 11/01/33	0 (a)	366
5.50%, 12/01/33	1	589
5.50%, 01/01/34	21	22,977
5.50%, 02/01/34	15	14,785
5.50%, 02/01/34	0 (a)	342
5.50%, 03/01/34	7	5,918
5.50%, 04/01/34	33	34,221
5.50%, 05/01/34	31	32,286
5.50%, 06/01/34	13	14,093
5.50%, 06/01/34	0 (a)	466
5.50%, 07/01/34	6	6,506
5.50%, 09/01/34	519	538,604
5.50%, 10/01/34	0 (a)	470
5.50%, 11/01/34	15	14,694
5.50%, 12/01/34	0 (a)	344
5.50%, 12/01/34	9	9,147
5.50%, 01/01/35	25	26,327
5.50%, 02/01/35	45	46,628
5.50%, 03/01/35	18	18,764
5.50%, 04/01/35	13	13,433
5.50%, 04/01/35	0 (a)	211
5.50%, 05/01/35	7	7,329
5.50%, 05/01/35	0 (a)	798
5.50%, 06/01/35	14	13,266
5.50%, 07/01/35	14	14,853
5.50%, 08/01/35	7	6,912
5.50%, 09/01/35	129	134,257
5.50%, 09/01/35	0 (a)	761
5.50%, 10/01/35	9	9,358
5.50%, 11/01/35	26	27,468
5.50%, 12/01/35	23	22,603
5.50%, 12/01/35	0 (a)	118
5.50%, 01/01/36	14	14,041
5.50%, 02/01/36	50	51,499
5.50%, 03/01/36	0 (a)	509
5.50%, 04/01/36	870	903,337
5.50%, 05/01/36	219	226,635
5.50%, 06/01/36	0 (a)	478
5.50%, 07/01/36	8	7,928
5.50%, 08/01/36	18	18,227
5.50%, 09/01/36	1,234	1,269,201
5.50%, 10/01/36	4	3,931
5.50%, 11/01/36	11	12,475
5.50%, 11/01/36	0 (a)	86
5.50%, 12/01/36	0 (a)	482
5.50%, 12/01/36	16	16,226
5.50%, 01/01/37	0 (a)	193
5.50%, 01/01/37	18	18,411
5.50%, 02/01/37	0 (a)	399
5.50%, 02/01/37	42	43,222
5.50%, 03/01/37	28	28,316
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 04/01/37	$6	$5,482
5.50%, 05/01/37	169	175,736
5.50%, 05/01/37	0 (a)	355
5.50%, 06/01/37	95	98,527
5.50%, 06/01/37	0 (a)	279
5.50%, 07/01/37	13	12,802
5.50%, 07/01/37	0 (a)	1,073
5.50%, 08/01/37	1,138	1,180,422
5.50%, 08/01/37	0 (a)	270
5.50%, 09/01/37	0 (a)	389
5.50%, 10/01/37	1	1,457
5.50%, 10/01/37	0 (a)	607
5.50%, 11/01/37	7	7,263
5.50%, 12/01/37	36	37,144
5.50%, 12/01/37	0 (a)	176
5.50%, 01/01/38	10	10,355
5.50%, 02/01/38	22	22,484
5.50%, 03/01/38	484	500,660
5.50%, 04/01/38	0 (a)	296
5.50%, 04/01/38	41	43,073
5.50%, 05/01/38	150	156,974
5.50%, 06/01/38	166	170,185
5.50%, 06/01/38	0 (a)	1,291
5.50%, 07/01/38	292	303,717
5.50%, 07/01/38	0 (a)	602
5.50%, 08/01/38	489	507,584
5.50%, 08/01/38	0 (a)	127
5.50%, 09/01/38	5	4,912
5.50%, 10/01/38	3	2,640
5.50%, 11/01/38	639	663,601
5.50%, 11/01/38	0 (a)	306
5.50%, 12/01/38	23	22,629
5.50%, 01/01/39	29	30,347
5.50%, 02/01/39	25	26,308
5.50%, 03/01/39	8	8,490
5.50%, 04/01/39	14	14,616
5.50%, 06/01/39	101	104,138
5.50%, 07/01/39	11	11,355
5.50%, 08/01/39	3,239	3,336,874
5.50%, 09/01/39	18	18,473
5.50%, 10/01/39	5	4,698
5.50%, 11/01/39	21	21,888
5.50%, 12/01/39	49	50,591
5.50%, 01/01/40	25	25,812
5.50%, 05/01/40	93	96,753
5.50%, 06/01/40	9,877	10,153,986
5.50%, 07/01/40	1,096	1,136,308
5.50%, 09/01/40	2,615	2,712,773
5.50%, 07/01/41	202	209,023
5.50%, 09/01/41	4,674	4,823,416
5.50%, 05/01/44	3,842	3,992,625
5.50%, 01/01/47	1,206	1,251,302
5.50%, 06/01/48	71	72,883
5.50%, 11/01/48	1,577	1,623,813
5.50%, 12/01/48	1,581	1,626,075
5.50%, 01/01/49	2,387	2,455,024
5.50%, 02/01/49	436	447,602
5.50%, 03/01/49	83	85,073
5.50%, 06/01/49	7,593	7,809,459
5.50%, 08/01/52	74,802	76,119,522
5.50%, 09/01/52	31,888	32,406,908
129
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 10/01/52	$1,236	$1,258,598
5.50%, 11/01/52	45,836	46,516,956
5.50%, 12/01/52	108,941	110,363,040
5.50%, 01/01/53	96,671	97,750,972
5.50%, 02/01/53	127,688	129,428,865
5.50%, 03/01/53	58,736	59,292,301
5.50%, 04/01/53	79,872	80,986,979
5.50%, 05/01/53	220,477	222,286,221
5.50%, 06/01/53	121,134	122,724,041
5.50%, 07/01/53	122,341	124,169,406
5.50%, 08/01/53	53,888	54,405,801
5.50%, 09/01/53	125,427	126,578,086
5.50%, 10/01/53	79,850	80,664,852
5.50%, 11/01/53	59,839	60,602,152
5.50%, 02/01/54	97,342	98,053,881
5.50%, 03/01/54	115,141	116,149,523
5.50%, 04/01/54	87,914	88,797,609
5.50%, 05/01/54	94,403	95,510,724
5.50%, 06/01/54	51,909	52,307,599
5.50%, 07/01/54	8,895	9,042,932
5.50%, 08/01/54	82,665	83,600,793
5.50%, 09/01/54	97,778	99,237,886
5.50%, 09/15/54(c)	105,704	106,299,086
5.50%, 10/01/54	82,836	83,541,323
5.50%, 11/01/54	147,330	149,649,231
5.50%, 12/01/54	9,995	10,122,362
5.50%, 01/01/55	51,702	52,008,448
5.50%, 02/01/55	56,077	56,514,807
5.50%, 03/01/55	23,196	23,465,553
5.50%, 04/01/55	42,960	43,453,276
5.50%, 05/01/55	13,559	13,671,556
5.50%, 07/01/55	21,323	21,500,082
6.00%, 03/01/28	0 (a)	171
6.00%, 04/01/28	0 (a)	6
6.00%, 11/01/28	0 (a)	306
6.00%, 12/01/28	0 (a)	393
6.00%, 01/01/29	0 (a)	133
6.00%, 01/01/29	1	584
6.00%, 02/01/29	0 (a)	1,021
6.00%, 02/01/29	1	895
6.00%, 03/01/29	0 (a)	343
6.00%, 03/01/29	1	753
6.00%, 04/01/29	0 (a)	698
6.00%, 05/01/29	0 (a)	64
6.00%, 07/01/29	1	943
6.00%, 04/01/30	0 (a)	472
6.00%, 04/01/31	1	612
6.00%, 04/01/31	0 (a)	17
6.00%, 05/01/31	0 (a)	776
6.00%, 05/01/31	1	743
6.00%, 11/01/31	3	3,198
6.00%, 11/01/31	0 (a)	261
6.00%, 02/01/32	1	1,377
6.00%, 03/01/32	1	566
6.00%, 04/01/32	0 (a)	230
6.00%, 06/01/32	0 (a)	392
6.00%, 09/01/32	2	1,578
6.00%, 11/01/32	21	20,569
6.00%, 12/01/32	13	14,004
6.00%, 12/01/32	0 (a)	543
6.00%, 01/01/33	14	13,750
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 02/01/33	$3	$2,880
6.00%, 02/01/33	0 (a)	337
6.00%, 03/01/33	11	11,345
6.00%, 03/01/33	0 (a)	46
6.00%, 05/01/33	1	1,298
6.00%, 10/01/33	1	1,547
6.00%, 11/01/33	1	728
6.00%, 12/01/33	12	12,299
6.00%, 02/01/34	2	2,542
6.00%, 03/01/34	889	924,972
6.00%, 04/01/34	2	1,797
6.00%, 05/01/34	113	116,885
6.00%, 08/01/34	199	207,978
6.00%, 09/01/34	0 (a)	420
6.00%, 09/01/34	9	9,145
6.00%, 10/01/34	9	9,231
6.00%, 11/01/34	60	62,862
6.00%, 11/01/34	0 (a)	361
6.00%, 12/01/34	0 (a)	393
6.00%, 12/01/34	3	3,558
6.00%, 01/01/35	20	20,571
6.00%, 02/01/35	8	8,110
6.00%, 04/01/35	2	2,177
6.00%, 06/01/35	6	5,549
6.00%, 07/01/35	55	57,644
6.00%, 09/01/35	8	8,631
6.00%, 10/01/35	26	26,897
6.00%, 12/01/35	28	29,108
6.00%, 01/01/36	4	4,381
6.00%, 01/01/36	0 (a)	101
6.00%, 02/01/36	1	1,520
6.00%, 03/01/36	1	630
6.00%, 05/01/36	0 (a)	496
6.00%, 05/01/36	14	14,652
6.00%, 06/01/36	330	345,891
6.00%, 07/01/36	7	6,973
6.00%, 08/01/36	321	336,924
6.00%, 10/01/36	12	12,506
6.00%, 11/01/36	22	22,379
6.00%, 11/01/36	0 (a)	1,041
6.00%, 12/01/36	8	8,388
6.00%, 01/01/37	2	2,333
6.00%, 02/01/37	57	59,422
6.00%, 02/01/37	0 (a)	784
6.00%, 03/01/37	19	20,354
6.00%, 04/01/37	0 (a)	235
6.00%, 04/01/37	13	12,926
6.00%, 06/01/37	17	19,052
6.00%, 07/01/37	17	17,265
6.00%, 07/01/37	0 (a)	814
6.00%, 08/01/37	10	10,160
6.00%, 08/01/37	0 (a)	474
6.00%, 09/01/37	9	9,445
6.00%, 10/01/37	3	2,858
6.00%, 10/01/37	0 (a)	463
6.00%, 11/01/37	26	26,589
6.00%, 12/01/37	21	21,711
6.00%, 12/01/37	0 (a)	222
6.00%, 01/01/38	68	71,806
6.00%, 02/01/38	26	27,075
6.00%, 02/01/38	0 (a)	245
Schedule of Investments
130

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 03/01/38	$261	$275,084
6.00%, 04/01/38	18	18,969
6.00%, 05/01/38	611	643,091
6.00%, 07/01/38	12	13,197
6.00%, 08/01/38	73	77,779
6.00%, 09/01/38	18	18,621
6.00%, 09/01/38	0 (a)	256
6.00%, 10/01/38	11	11,432
6.00%, 11/01/38	8	8,722
6.00%, 12/01/38	5	4,812
6.00%, 06/01/39	1,592	1,662,539
6.00%, 09/01/39	1	1,210
6.00%, 10/01/39	144	151,067
6.00%, 04/01/40	24	25,261
6.00%, 09/01/40	3	3,431
6.00%, 10/01/40	32	34,460
6.00%, 07/01/41	460	483,569
6.00%, 02/01/49	713	749,287
6.00%, 12/01/52	20,768	21,319,783
6.00%, 01/01/53	117,009	120,344,073
6.00%, 02/01/53	114,894	118,071,291
6.00%, 03/01/53	1,762	1,808,901
6.00%, 04/01/53	2,791	2,910,029
6.00%, 05/01/53	5,500	5,727,405
6.00%, 06/01/53	10,114	10,418,120
6.00%, 07/01/53	147,387	152,148,460
6.00%, 08/01/53	148,538	153,020,942
6.00%, 09/01/53	54,878	56,463,670
6.00%, 10/01/53	198,997	204,528,172
6.00%, 11/01/53	109,360	112,214,422
6.00%, 12/01/53	33,762	34,703,076
6.00%, 01/01/54	17,087	17,523,568
6.00%, 02/01/54	39,223	40,278,287
6.00%, 03/01/54	47,310	48,545,588
6.00%, 04/01/54	77,461	79,829,412
6.00%, 05/01/54	42,784	43,935,057
6.00%, 06/01/54	52,556	53,843,891
6.00%, 07/01/54	116,033	119,130,691
6.00%, 08/01/54	225,703	231,984,766
6.00%, 09/01/54	228,620	234,795,970
6.00%, 09/15/54(c)	120,575	123,180,626
6.00%, 10/01/54	144,961	148,630,673
6.00%, 12/01/54	4,326	4,429,782
6.00%, 01/01/55	70,938	72,869,145
6.00%, 02/01/55	38,681	39,906,126
6.00%, 03/01/55	112,303	115,960,640
6.00%, 04/01/55	52,915	54,409,413
6.00%, 05/01/55	39,987	40,979,763
6.00%, 06/01/55	3,673	3,763,250
6.00%, 07/01/55	56,316	57,535,154
6.00%, 08/01/55	7,334	7,501,184
6.50%, 12/01/25	0 (a)	4
6.50%, 01/01/26	0 (a)	1
6.50%, 02/01/26	0 (a)	2
6.50%, 03/01/26	0 (a)	11
6.50%, 04/01/26	0 (a)	6
6.50%, 05/01/26	0 (a)	12
6.50%, 06/01/26	0 (a)	13
6.50%, 03/01/27	0 (a)	58
6.50%, 11/01/27	0 (a)	29
6.50%, 12/01/27	0 (a)	462
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 01/01/28	$0 (a)	$286
6.50%, 02/01/28	0 (a)	36
6.50%, 04/01/28	0 (a)	422
6.50%, 05/01/28	0 (a)	359
6.50%, 08/01/28	3	2,630
6.50%, 08/01/28	0 (a)	7
6.50%, 09/01/28	0 (a)	489
6.50%, 10/01/28	0 (a)	531
6.50%, 11/01/28	0 (a)	182
6.50%, 12/01/28	0 (a)	510
6.50%, 01/01/29	1	542
6.50%, 01/01/29	0 (a)	152
6.50%, 02/01/29	0 (a)	38
6.50%, 03/01/29	0 (a)	359
6.50%, 03/01/29	2	1,846
6.50%, 04/01/29	0 (a)	468
6.50%, 05/01/29	0 (a)	530
6.50%, 06/01/29	0 (a)	977
6.50%, 06/01/29	5	4,815
6.50%, 07/01/29	0 (a)	991
6.50%, 08/01/29	0 (a)	125
6.50%, 09/01/29	0 (a)	256
6.50%, 11/01/29	0 (a)	87
6.50%, 05/01/30	0 (a)	57
6.50%, 01/01/31	0 (a)	50
6.50%, 03/01/31	0 (a)	139
6.50%, 04/01/31	0 (a)	52
6.50%, 04/01/31	2	1,241
6.50%, 05/01/31	0 (a)	988
6.50%, 05/01/31	1	1,559
6.50%, 07/01/31	0 (a)	786
6.50%, 07/01/31	1	709
6.50%, 08/01/31	1	575
6.50%, 09/01/31	2	2,288
6.50%, 10/01/31	3	2,751
6.50%, 10/01/31	0 (a)	267
6.50%, 11/01/31	1	1,184
6.50%, 12/01/31	0 (a)	352
6.50%, 12/01/31	2	1,968
6.50%, 02/01/32	0 (a)	542
6.50%, 02/01/32	2	1,799
6.50%, 03/01/32	7	6,250
6.50%, 04/01/32	0 (a)	393
6.50%, 05/01/32	0 (a)	878
6.50%, 05/01/32	2	1,565
6.50%, 06/01/32	1	1,248
6.50%, 06/01/32	0 (a)	201
6.50%, 07/01/32	4	3,673
6.50%, 07/01/32	0 (a)	354
6.50%, 08/01/32	0 (a)	825
6.50%, 08/01/32	9	8,720
6.50%, 09/01/32	7	7,613
6.50%, 11/01/32	0 (a)	168
6.50%, 01/01/33	0 (a)	259
6.50%, 03/01/33	4	4,040
6.50%, 05/01/33	0 (a)	607
6.50%, 06/01/33	2	2,446
6.50%, 07/01/33	0 (a)	29
6.50%, 09/01/33	0 (a)	124
6.50%, 11/01/33	3	3,602
6.50%, 01/01/34	5	5,133
131
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 03/01/34	$0 (a)	$151
6.50%, 05/01/34	8	8,349
6.50%, 08/01/34	6	5,892
6.50%, 09/01/34	9	9,332
6.50%, 10/01/34	1	1,547
6.50%, 11/01/34	1	724
6.50%, 04/01/35	2	1,887
6.50%, 02/01/36	2	2,630
6.50%, 02/01/36	0 (a)	336
6.50%, 05/01/36	1	843
6.50%, 06/01/36	0 (a)	394
6.50%, 07/01/36	0 (a)	295
6.50%, 07/01/36	1	600
6.50%, 08/01/36	26	27,445
6.50%, 08/01/36	0 (a)	213
6.50%, 09/01/36	105	111,421
6.50%, 09/01/36	0 (a)	451
6.50%, 10/01/36	22	23,278
6.50%, 11/01/36	0 (a)	312
6.50%, 12/01/36	25	27,070
6.50%, 12/01/36	0 (a)	581
6.50%, 02/01/37	6	5,943
6.50%, 03/01/37	0 (a)	491
6.50%, 03/01/37	1	1,313
6.50%, 06/01/37	0 (a)	417
6.50%, 07/01/37	28	29,516
6.50%, 07/01/37	0 (a)	71
6.50%, 08/01/37	905	972,159
6.50%, 08/01/37	0 (a)	99
6.50%, 09/01/37	0 (a)	137
6.50%, 09/01/37	6	7,005
6.50%, 10/01/37	59	63,213
6.50%, 10/01/37	0 (a)	959
6.50%, 11/01/37	12	13,166
6.50%, 11/01/37	0 (a)	182
6.50%, 12/01/37	35	36,903
6.50%, 12/01/37	0 (a)	628
6.50%, 01/01/38	4	4,470
6.50%, 02/01/38	5	4,827
6.50%, 03/01/38	0 (a)	370
6.50%, 03/01/38	11	11,433
6.50%, 05/01/38	35	37,884
6.50%, 06/01/38	11	11,769
6.50%, 09/01/38	3	4,132
6.50%, 12/01/38	4	3,854
6.50%, 01/01/39	7	6,744
6.50%, 03/01/39	2	1,810
6.50%, 05/01/39	2	1,855
6.50%, 10/01/39	838	900,984
6.50%, 05/01/40	552	592,796
6.50%, 01/01/53	5,296	5,518,305
6.50%, 02/01/53	5,603	5,899,215
6.50%, 04/01/53	63,912	67,233,085
6.50%, 06/01/53	9,760	10,160,038
6.50%, 07/01/53	9,176	9,615,151
6.50%, 08/01/53	68,578	71,861,296
6.50%, 09/01/53	28,421	29,640,342
6.50%, 10/01/53	133,621	139,834,761
6.50%, 11/01/53	109,283	113,938,578
6.50%, 12/01/53	138,582	144,916,713
6.50%, 01/01/54	59,069	61,796,004
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 02/01/54	$55,993	$58,771,177
6.50%, 03/01/54	90,789	94,272,275
6.50%, 04/01/54	21,231	22,122,403
6.50%, 05/01/54	35,350	36,719,767
6.50%, 06/01/54	1,469	1,543,068
6.50%, 07/01/54	31,359	32,598,746
6.50%, 08/01/54	26,542	27,611,715
6.50%, 09/01/54	13,032	13,551,268
6.50%, 09/17/54(c)	223,925	232,046,861
6.50%, 01/01/55	28,614	29,806,115
6.50%, 04/01/55	25,724	26,719,211
6.50%, 07/01/55	35,793	37,329,502
7.00%, 10/01/25	0 (a)	2
7.00%, 12/01/25	0 (a)	47
7.00%, 02/01/26	0 (a)	8
7.00%, 03/01/26	0 (a)	8
7.00%, 05/01/26	0 (a)	33
7.00%, 08/01/26	0 (a)	8
7.00%, 11/01/26	0 (a)	13
7.00%, 02/01/27	0 (a)	7
7.00%, 04/01/27	0 (a)	40
7.00%, 09/01/27	0 (a)	287
7.00%, 11/01/27	0 (a)	68
7.00%, 12/01/27	0 (a)	23
7.00%, 03/01/28	0 (a)	218
7.00%, 04/01/28	0 (a)	51
7.00%, 07/01/28	0 (a)	505
7.00%, 08/01/28	0 (a)	105
7.00%, 01/01/29	0 (a)	110
7.00%, 02/01/29	0 (a)	163
7.00%, 05/01/29	0 (a)	244
7.00%, 06/01/29	0 (a)	223
7.00%, 08/01/29	0 (a)	532
7.00%, 01/01/30	0 (a)	51
7.00%, 02/01/30	0 (a)	88
7.00%, 09/01/30	0 (a)	463
7.00%, 12/01/30	0 (a)	71
7.00%, 02/01/31	0 (a)	90
7.00%, 09/01/31	0 (a)	303
7.00%, 11/01/31	0 (a)	39
7.00%, 03/01/32	2	2,037
7.00%, 04/01/32	14	14,824
7.00%, 04/01/32	0 (a)	230
7.00%, 05/01/32	2	1,964
7.00%, 05/01/32	0 (a)	384
7.00%, 07/01/32	0 (a)	268
7.00%, 08/01/32	0 (a)	513
7.00%, 10/01/32	0 (a)	461
7.00%, 12/01/32	2	2,611
7.00%, 01/01/36	1	1,561
7.00%, 07/01/36	1	708
7.00%, 08/01/36	1	641
7.00%, 01/01/37	1	1,046
7.00%, 03/01/37	2	2,380
7.00%, 04/01/37	267	289,756
7.00%, 05/01/37	6	6,122
7.00%, 06/01/37	0 (a)	672
7.00%, 06/01/37	5	5,846
7.00%, 09/01/37	0 (a)	424
7.00%, 12/01/37	6	6,550
7.00%, 05/01/38	0 (a)	375
Schedule of Investments
132

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.00%, 12/01/38	$2	$2,692
7.00%, 01/01/39	0 (a)	272
7.50%, 11/01/25	0 (a)	12
7.50%, 12/01/25	0 (a)	4
7.50%, 05/01/26	0 (a)	20
7.50%, 07/01/26	0 (a)	1
7.50%, 08/01/26	0 (a)	10
7.50%, 01/01/27	0 (a)	7
7.50%, 04/01/27	0 (a)	42
7.50%, 07/01/27	0 (a)	196
7.50%, 09/01/27	0 (a)	21
7.50%, 11/01/27	0 (a)	27
7.50%, 01/01/28	0 (a)	58
7.50%, 07/01/29	0 (a)	183
7.50%, 08/01/29	0 (a)	29
7.50%, 09/01/29	0 (a)	671
7.50%, 06/01/30	0 (a)	333
7.50%, 12/01/30	0 (a)	393
7.50%, 12/01/30	1	670
7.50%, 01/01/31	0 (a)	123
7.50%, 05/01/31	0 (a)	478
7.50%, 06/01/31	0 (a)	406
7.50%, 07/01/32	0 (a)	85
7.50%, 10/01/32	0 (a)	33
7.50%, 03/01/33	2	1,838
7.50%, 06/01/33	0 (a)	37
7.50%, 12/01/37	0 (a)	323
8.00%, 01/01/26	0 (a)	3
8.00%, 08/01/27	0 (a)	19
8.00%, 06/01/28	0 (a)	7
8.00%, 08/01/29	0 (a)	404
8.00%, 04/01/30	0 (a)	42
8.00%, 06/01/30	0 (a)	129
8.00%, 10/01/30	0 (a)	91
8.50%, 12/01/26	0 (a)	12
8.50%, 04/01/30	0 (a)	305
8.50%, 05/01/32	1	836
9.00%, 11/01/26	0 (a)	3
9.00%, 10/01/30	0 (a)	54
		40,835,429,378
Total Long-Term Investments — 99.5% (Cost: $42,741,365,191)		40,835,429,378
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	2,117,785,614	$2,118,844,506
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.26%(e)(f)	100,000	100,000
Total Short-Term Securities — 5.2% (Cost: $2,117,927,913)		2,118,944,506
Total Investments Before TBA Sales Commitments — 104.7% (Cost: $44,859,293,104)		42,954,373,884
	Par (000)
TBA Sales Commitments(c)
Mortgage-Backed Securities — (0.3)%
Government National Mortgage Association, 6.50%, 09/15/54	$(7,960)	(8,189,931)
Uniform Mortgage-Backed Securities
5.50%, 09/15/54	(12,825)	(12,897,201)
6.00%, 09/15/54	(35,275)	(36,037,293)
6.50%, 09/17/54	(65,700)	(68,082,968)
Total TBA Sales Commitments — (0.3)% (Proceeds: $(125,094,783))		(125,207,393)
Total Investments, Net of TBA Sales Commitments — 104.4% (Cost: $44,734,198,321)		42,829,166,491
Liabilities in Excess of Other Assets — (4.4)%		(1,809,365,275)
Net Assets — 100.0%		$41,019,801,216

(a)	Rounds to less than 1,000.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents or includes a TBA transaction.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security represents an investment of TBA cash collateral.
133
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® MBS ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,790,973,834	$327,707,798 (a)	$—	$120,549	$42,325	$2,118,844,506	2,117,785,614	$35,130,113	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	2,159	—
				$120,549	$42,325	$2,118,944,506		$35,132,272	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$40,835,429,378	$—	$40,835,429,378
Short-Term Securities
Money Market Funds	2,118,944,506	—	—	2,118,944,506
Liabilities
Investments
TBA Sales Commitments	—	(125,207,393)	—	(125,207,393)
	$2,118,944,506	$40,710,221,985	$—	$42,829,166,491
See notes to financial statements.
Schedule of Investments
134

Statements of Assets and Liabilities (unaudited)
August 31, 2025

	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$133,961,858	$3,489,551,043	$40,835,429,378
Investments, at value—affiliated(c)	1,535,848	25,410,288	2,118,944,506
Cash	302	8,651	—
Receivables:
Investments sold	983,395	30,679,803	12,209,484
Securities lending income—affiliated	246	3,044	—
TBA sales commitments	—	—	125,094,783
Capital shares sold	—	23,874	—
Dividends—affiliated	2,355	58,799	7,011,154
Interest—unaffiliated	1,303,762	33,262,187	127,120,443
Total assets	137,787,766	3,578,997,689	43,225,809,748
LIABILITIES
Bank overdraft	—	—	1,013,873
Cash received as collateral for TBA commitments	—	—	3,897,000
Collateral on securities loaned, at value	535,848	6,450,288	—
TBA sales commitments, at value(d)	—	—	125,207,393
Payables:
Investments purchased	1,263,361	31,832,829	2,074,656,448
Investment advisory fees	23,034	598,070	1,233,818
Total liabilities	1,822,243	38,881,187	2,206,008,532
Commitments and contingent liabilities
NET ASSETS	$135,965,523	$3,540,116,502	$41,019,801,216
NET ASSETS CONSIST OF
Paid-in capital	$150,604,737	$3,596,832,428	$43,474,898,102
Accumulated loss	(14,639,214)	(56,715,926)	(2,455,096,886)
NET ASSETS	$135,965,523	$3,540,116,502	$41,019,801,216
NET ASSET VALUE
Shares outstanding	1,300,000	33,000,000	435,000,000
Net asset value	$104.59	$107.28	$94.30
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$141,699,357	$3,506,883,160	$42,741,365,191
(b) Securities loaned, at value	$522,836	$6,305,718	$—
(c) Investments, at cost—affiliated	$1,535,848	$25,410,288	$2,117,927,913
(d) Proceeds from TBA sales commitments	$—	$—	$125,094,783
See notes to financial statements.
135
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended August 31, 2025

	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF
INVESTMENT INCOME
Dividends—affiliated	$14,177	$287,053	$35,132,272
Interest—unaffiliated	2,912,168	63,399,769	793,457,590
Securities lending income—affiliated—net	1,655	30,454	—
Other income—unaffiliated	961	30,516	—
Total investment income	2,928,961	63,747,792	828,589,862
EXPENSES
Investment advisory	150,309	3,437,690	7,041,555
Interest expense	—	—	830
Total expenses	150,309	3,437,690	7,042,385
Less:
Investment advisory fees waived	—	—	(54,368)
Total expenses after fees waived	150,309	3,437,690	6,988,017
Net investment income	2,778,652	60,310,102	821,601,845
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(831,480)	(4,021,013)	(5,265,330)
Investments—affiliated	—	—	120,549
In-kind redemptions—unaffiliated(a)	(817,290)	(465,074)	—
	(1,648,770)	(4,486,087)	(5,144,781)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	1,682,764	50,565,473	103,272,710
Investments—affiliated	—	—	42,325
	1,682,764	50,565,473	103,315,035
Net realized and unrealized gain	33,994	46,079,386	98,170,254
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,812,646	$106,389,488	$919,772,099
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
136

Statements of Changes in Net Assets

	iShares Government/Credit Bond ETF		iShares Intermediate Government/Credit Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,778,652	$8,378,772	$60,310,102	$111,182,422
Net realized loss	(1,648,770)	(3,696,993)	(4,486,087)	(10,244,091)
Net change in unrealized appreciation (depreciation)	1,682,764	6,417,533	50,565,473	78,809,068
Net increase in net assets resulting from operations	2,812,646	11,099,312	106,389,488	179,747,399
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,954,175)(b)	(8,871,780)	(58,929,150)(b)	(110,685,242)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(20,668,100)	(175,590,765)	180,169,145	78,648,024
NET ASSETS
Total increase (decrease) in net assets	(20,809,629)	(173,363,233)	227,629,483	147,710,181
Beginning of period	156,775,152	330,138,385	3,312,487,019	3,164,776,838
End of period	$135,965,523	$156,775,152	$3,540,116,502	$3,312,487,019

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
137
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MBS ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$821,601,845	$1,324,044,106
Net realized loss	(5,144,781)	(56,209,702)
Net change in unrealized appreciation (depreciation)	103,315,035	845,843,643
Net increase in net assets resulting from operations	919,772,099	2,113,678,047
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(803,378,640)(b)	(1,283,920,660)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,255,011,310	8,940,507,291
NET ASSETS
Total increase in net assets	3,371,404,769	9,770,264,678
Beginning of period	37,648,396,447	27,878,131,769
End of period	$41,019,801,216	$37,648,396,447

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
138

Financial Highlights
(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of period	$104.52	$103.17	$102.98	$117.13	$121.96	$122.67
Net investment income(a)	1.93	3.91	3.73	2.09	1.52	1.88
Net realized and unrealized gain (loss)(b)	0.18	1.45	(0.20)	(14.00)	(4.87)	(0.63)
Net increase (decrease) from investment operations	2.11	5.36	3.53	(11.91)	(3.35)	1.25
Distributions from net investment income(c)	(2.04)(d)	(4.01)	(3.34)	(2.24)	(1.48)	(1.96)
Net asset value, end of period	$104.59	$104.52	$103.17	$102.98	$117.13	$121.96
Total Return(e)
Based on net asset value	2.03%(f)	5.31%	3.48%	(10.22)%	(2.76)%	0.99%
Ratios to Average Net Assets(g)
Total expenses	0.20%(h)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.70%(h)	3.78%	3.64%	1.94%	1.26%	1.51%
Supplemental Data
Net assets, end of period (000)	$135,966	$156,775	$330,138	$154,475	$427,541	$280,502
Portfolio turnover rate(i)	11%	15%	18%	17%	21%	24%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
139
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of period	$105.83	$103.59	$102.32	$111.36	$116.01	$115.67
Net investment income(a)	1.87	3.53	3.07	2.08	1.63	2.04
Net realized and unrealized gain (loss)(b)	1.42	2.24	1.16	(9.12)	(4.64)	0.41
Net increase (decrease) from investment operations	3.29	5.77	4.23	(7.04)	(3.01)	2.45
Distributions from net investment income(c)	(1.84)(d)	(3.53)	(2.96)	(2.00)	(1.64)	(2.11)
Net asset value, end of period	$107.28	$105.83	$103.59	$102.32	$111.36	$116.01
Total Return(e)
Based on net asset value	3.12%(f)	5.67%	4.20%	(6.36)%	(2.61)%	2.11%
Ratios to Average Net Assets(g)
Total expenses	0.20%(h)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.51%(h)	3.38%	2.98%	1.99%	1.42%	1.75%
Supplemental Data
Net assets, end of period (000)	$3,540,117	$3,312,487	$3,164,777	$2,460,818	$2,566,956	$2,314,399
Portfolio turnover rate(i)	11%	21%	19%	22%	30%	26%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
140

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MBS ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of period	$94.12	$91.92	$93.15	$104.74	$109.29	$109.75
Net investment income(a)	2.00	3.76	3.32	2.43	1.21	1.77
Net realized and unrealized gain (loss)(b)	0.15	2.09	(1.30)	(11.80)	(4.65)	0.02
Net increase (decrease) from investment operations	2.15	5.85	2.02	(9.37)	(3.44)	1.79
Distributions(c)
From net investment income	(1.97)(d)	(3.65)	(3.25)	(2.22)	(1.11)	(1.98)
Return of capital	—	—	—	—	—	(0.27)
Total distributions	(1.97)	(3.65)	(3.25)	(2.22)	(1.11)	(2.25)
Net asset value, end of period	$94.30	$94.12	$91.92	$93.15	$104.74	$109.29
Total Return(e)
Based on net asset value	2.31%(f)	6.52%	2.23%	(9.01)%	(3.15)%	1.62%
Ratios to Average Net Assets(g)
Total expenses	0.04%(h)	0.04%	0.04%	0.04%	0.05%	0.06%
Total expenses after fees waived	0.04%(h)	0.04%	0.03%	0.03%	0.04%	0.05%
Net investment income	4.26%(h)	4.05%	3.61%	2.52%	1.12%	1.60%
Supplemental Data
Net assets, end of period (000)	$41,019,801	$37,648,396	$27,878,132	$24,730,574	$24,080,624	$26,480,590
Portfolio turnover rate(i)(j)	71%	144%	219%	249%	349%	405%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
141
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Government/Credit Bond	Diversified
Intermediate Government/Credit Bond	Diversified
MBS	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Notes to Financial Statements
142

Notes to Financial Statements (unaudited) (continued)
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
143
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
144

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Government/Credit Bond
Barclays Bank PLC	$62,149	$(62,149)	$—	$—
Barclays Capital, Inc.	31,738	(31,738)	—	—
BNP Paribas SA	131,676	(131,676)	—	—
BofA Securities, Inc.	31,637	(31,637)	—	—
Citigroup Global Markets, Inc.	18,319	(18,319)	—	—
Deutsche Bank Securities, Inc.	1,786	(1,786)	—	—
Goldman Sachs & Co. LLC	22,423	(21,120)	—	1,303(b)
J.P. Morgan Securities LLC	141,981	(141,981)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	13,973	(13,973)	—	—
Morgan Stanley	35,332	(35,332)	—	—
RBC Capital Markets LLC	7,653	(4,800)	—	2,853(b)
UBS Securities LLC	3,460	(3,460)	—	—
Wells Fargo Bank N.A.	13,458	(13,458)	—	—
Wells Fargo Securities LLC	7,251	(7,251)	—	—
	$522,836	$(518,680)	$—	$4,156
Intermediate Government/Credit Bond
Barclays Bank PLC	$938,819	$(938,819)	$—	$—
Barclays Capital, Inc.	304,503	(304,503)	—	—
BNP Paribas SA	638,050	(638,050)	—	—
BofA Securities, Inc.	96,570	(96,570)	—	—
Citigroup Global Markets, Inc.	660,177	(660,177)	—	—
Deutsche Bank Securities, Inc.	109,818	(109,818)	—	—
Goldman Sachs & Co. LLC	575,724	(551,060)	—	24,664(b)
J.P. Morgan Securities LLC	1,211,087	(1,211,087)	—	—
Jefferies LLC	48,713	(48,713)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	167,679	(167,679)	—	—
Morgan Stanley	355,192	(355,192)	—	—
National Bank of Canada	107,150	(107,150)	—	—
Pershing LLC	77,188	(77,188)	—	—
RBC Capital Markets LLC	76,240	(76,240)	—	—
Scotia Capital, Inc.	267,013	(267,013)	—	—
TD Securities (USA) LLC	494,686	(494,686)	—	—
Wells Fargo Securities LLC	177,109	(177,109)	—	—
	$6,305,718	$(6,281,054)	$—	$24,664

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of August 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
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2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Government/Credit Bond	0.20%
Intermediate Government/Credit Bond	0.20
For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $121 billion	0.0400%
Over $121 billion, up to and including $181 billion	0.038000
Over $181 billion, up to and including $231 billion	0.036100
Over $231 billion, up to and including $281 billion	0.034295
Over $281 billion	0.032580
Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares MBS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 in order to limit total annual operating expenses after fee waiver to 0.04% of average daily net assets.
This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
MBS	$54,368
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
146

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Government/Credit Bond	$480
Intermediate Government/Credit Bond	9,956
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended August 31, 2025, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Government/Credit Bond	$13,289,456	$10,885,377	$3,112,807	$4,861,083
Intermediate Government/Credit Bond	279,103,999	271,772,282	91,587,217	105,453,478
MBS	27,063,401,245	28,055,695,510	2,724,396	2,740,449
For the six months ended August 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Government/Credit Bond	$—	$20,264,887
Intermediate Government/Credit Bond	278,757,420	99,226,429
MBS	4,083,557,103	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 28, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
Government/Credit Bond	$(5,647,057)
Intermediate Government/Credit Bond	(45,003,502)
MBS	(615,251,325)

(a)	Amounts available to offset future realized capital gains.
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2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of August 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Government/Credit Bond	$143,255,515	$1,461,674	$(9,219,483)	$(7,757,809)
Intermediate Government/Credit Bond	3,532,757,439	32,799,397	(50,595,505)	(17,796,108)
MBS	44,937,052,652	306,897,525	(2,289,688,903)	(1,982,791,378)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Notes to Financial Statements
148

Notes to Financial Statements (unaudited) (continued)
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 08/31/25		Year Ended 02/28/25
iShares ETF	Shares	Amount	Shares	Amount
Government/Credit Bond
Shares sold	—	$—	50,000	$5,111,737
Shares redeemed	(200,000)	(20,668,100)	(1,750,000)	(180,702,502)
	(200,000)	$(20,668,100)	(1,700,000)	$(175,590,765)
Intermediate Government/Credit Bond
Shares sold	2,650,000	$280,585,982	6,350,000	$663,884,206
Shares redeemed	(950,000)	(100,416,837)	(5,600,000)	(585,236,182)
	1,700,000	$180,169,145	750,000	$78,648,024
MBS
Shares sold	44,300,000	$4,122,723,040	99,400,000	$9,186,606,386
Shares redeemed	(9,300,000)	(867,711,730)	(2,700,000)	(246,099,095)
	35,000,000	$3,255,011,310	96,700,000	$8,940,507,291
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
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2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
150

Board Review and Approval of Investment Advisory Contract
iShares Government/Credit Bond ETF, iShares Intermediate Government/Credit Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
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2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
Board Review and Approval of Investment Advisory Contract
152

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MBS ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The
153
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December 9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall
Board Review and Approval of Investment Advisory Contract
154

Board Review and Approval of Investment Advisory Contract (continued)
relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
155
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
BAB	Build America Bond
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in this Report
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August 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
• iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

2

Schedule of Investments (unaudited)
August 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.0%
Clear Channel Outdoor Holdings Inc.
7.13%, 02/15/31(a)(b)	$9,653	$9,799,195
7.50%, 06/01/29(a)(b)	18,010	16,747,499
7.50%, 03/15/33(a)(b)	8,701	8,851,919
7.75%, 04/15/28(a)(b)	16,650	16,205,653
7.88%, 04/01/30(a)(b)	14,646	15,267,932
Lamar Media Corp.
3.63%, 01/15/31(b)	8,740	8,070,953
3.75%, 02/15/28(b)	9,020	8,768,353
4.00%, 02/15/30(b)	8,959	8,531,244
4.88%, 01/15/29(b)	5,392	5,332,880
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)(b)	42,316	42,076,546
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	8,407	8,077,481
4.63%, 03/15/30(a)(b)	7,926	7,569,324
5.00%, 08/15/27(a)	9,261	9,193,648
7.38%, 02/15/31(a)(b)	6,287	6,641,840
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	17,575	16,925,076
		188,059,543
Aerospace & Defense — 2.3%
ATI Inc., 7.25%, 08/15/30(b)	5,776	6,085,400
Bombardier Inc.
6.00%, 02/15/28(a)(b)	14,304	14,350,352
6.75%, 06/15/33(a)(b)	7,840	8,159,928
7.00%, 06/01/32(a)(b)	11,686	12,194,341
7.25%, 07/01/31(a)(b)	11,777	12,419,200
7.50%, 02/01/29(a)(b)	10,737	11,206,744
8.75%, 11/15/30(a)(b)	13,498	14,560,967
Incora Top Holdco LLC, 6.00%, 01/31/33(c)	4,043	4,074,446
Spirit AeroSystems Inc.
4.60%, 06/15/28(b)	10,229	10,179,369
9.38%, 11/30/29(a)	16,299	17,261,727
9.75%, 11/15/30(a)	19,003	20,922,493
TransDigm Inc.
4.63%, 01/15/29	21,367	20,930,703
4.88%, 05/01/29	13,545	13,307,289
6.00%, 01/15/33(a)	24,649	24,926,301
6.25%, 01/31/34(a)(b)	8,145	8,357,747
6.38%, 03/01/29(a)	48,030	49,188,911
6.38%, 05/31/33(a)	43,219	43,832,710
6.63%, 03/01/32(a)(b)	37,342	38,472,880
6.75%, 08/15/28(a)(b)	35,469	36,222,716
6.75%, 01/31/34(a)(b)	5,077	5,240,753
6.88%, 12/15/30(a)	24,461	25,387,722
7.13%, 12/01/31(a)	16,997	17,717,673
		415,000,372
Agriculture — 0.1%
Darling Ingredients Inc.
5.25%, 04/15/27(a)(b)	4,673	4,655,507
6.00%, 06/15/30(a)(b)	15,595	15,770,444
		20,425,951
Airlines — 0.8%
American Airlines Inc.
7.25%, 02/15/28(a)(b)	13,183	13,521,803
8.50%, 05/15/29(a)(b)	16,207	16,991,581
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)(b)	48,641	48,944,806
Security	Par (000)	Value
Airlines (continued)
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	$32,594	$32,390,288
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	16,272	15,671,814
7.88%, 05/01/27(a)(b)	9,590	9,701,537
9.50%, 06/01/28(a)(b)	7,961	8,278,832
		145,500,661
Apparel — 0.3%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% Cash )(a)(b)(d)	35,503	37,677,559
VF Corp.
2.80%, 04/23/27(b)	7,160	6,900,037
2.95%, 04/23/30(b)	11,578	10,092,890
		54,670,486
Auto Manufacturers — 1.3%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	15,831	14,606,314
4.75%, 10/01/27(a)	4,698	4,660,768
5.88%, 06/01/29(a)(b)	7,834	7,889,662
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	16,611	16,136,405
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)	7,200	7,107,842
5.50%, 07/15/29(a)(b)	6,052	6,039,049
5.88%, 01/15/28(a)(b)	8,636	8,649,591
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)	15,712	15,121,985
2.75%, 03/09/28(a)(b)	10,322	9,630,085
5.30%, 09/13/27(a)	6,314	6,289,965
7.05%, 09/15/28(a)	11,482	11,875,358
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	41,985	41,119,017
4.81%, 09/17/30(a)	40,609	37,915,823
7.50%, 07/17/30(a)(b)	16,011	16,733,063
7.75%, 07/17/32(a)(b)	12,900	13,512,750
8.13%, 07/17/35(a)(b)	20,645	21,833,754
		239,121,431
Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	6,889	7,085,777
7.50%, 02/15/33(a)(b)	13,367	13,940,165
8.25%, 04/15/31(a)(b)	8,058	8,479,824
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	9,803	9,262,946
6.50%, 04/01/27(b)	7,233	7,261,841
6.88%, 07/01/28(b)	5,304	5,302,770
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.385%)(e)	8,226	8,324,383
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	11,264	11,526,044
6.75%, 02/15/30(a)(b)	16,236	16,824,068
8.50%, 05/15/27(a)	27,957	28,078,689
Dana Inc.
4.25%, 09/01/30(b)	3,745	3,698,412
5.38%, 11/15/27	2,855	2,856,062
5.63%, 06/15/28	4,442	4,440,134
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	10,987	10,911,671
5.00%, 07/15/29(b)	13,796	13,373,842
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.25%, 04/30/31(b)	$8,563	$8,130,997
5.25%, 07/15/31(b)	9,906	9,394,603
5.63%, 04/30/33(b)	6,614	6,225,632
6.63%, 07/15/30(b)	9,090	9,256,303
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash)(a)(b)(d)	6,527	6,561,381
7.75%, 11/15/30, (7.75% Cash)(a)(d)	8,590	8,932,134
8.00%, 11/15/32, (8.00% Cash)(a)(b)(d)	6,955	7,263,410
Qnity Electronics Inc.
5.75%, 08/15/32(a)(b)	11,973	12,171,512
6.25%, 08/15/33(a)	10,285	10,632,427
Tenneco Inc., 8.00%, 11/17/28(a)	31,027	31,027,000
ZF North America Capital Inc.
6.75%, 04/23/30(a)(b)	13,374	13,027,346
6.88%, 04/14/28(a)	10,131	10,260,338
6.88%, 04/23/32(a)(b)	11,591	11,118,843
7.13%, 04/14/30(a)(b)	10,265	10,208,719
		305,577,273
Banks — 0.2%
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	9,082	9,110,636
12.00%, 10/01/28(a)	14,507	15,497,477
12.25%, 10/01/30(a)	9,634	10,685,396
		35,293,509
Beverages — 0.1%
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(a)	11,349	10,979,931
6.25%, 04/01/29(a)	13,241	13,295,987
		24,275,918
Building Materials — 2.2%
Builders FirstSource Inc.
4.25%, 02/01/32(a)(b)	23,728	22,274,660
5.00%, 03/01/30(a)(b)	9,120	9,029,621
6.38%, 06/15/32(a)(b)	11,525	11,924,341
6.38%, 03/01/34(a)(b)	16,648	17,160,986
6.75%, 05/15/35(a)(b)	12,579	13,133,105
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	11,384	10,957,100
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)(b)	8,138	7,822,653
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	46,711	47,937,771
6.75%, 07/15/31(a)(b)	8,404	8,697,552
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)	10,854	11,178,656
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	8,062	7,928,821
Quikrete Holdings Inc.
6.38%, 03/01/32(a)	64,645	66,584,137
6.75%, 03/01/33(a)(b)	25,596	26,498,702
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	20,842	20,914,834
8.88%, 11/15/31(a)(b)	17,315	18,484,675
Standard Building Solutions Inc., 6.25%, 08/01/33(a)	16,676	17,014,690
Standard Industries Inc./New York
3.38%, 01/15/31(a)	17,579	15,956,986
4.38%, 07/15/30(a)	26,676	25,563,195
4.75%, 01/15/28(a)(b)	15,650	15,506,802
Security	Par (000)	Value
Building Materials (continued)
6.50%, 08/15/32(a)	$16,397	$16,936,640
		391,505,927
Chemicals — 2.9%
ASP Unifrax Holdings Inc.
5.25%, 09/30/28(a)(b)	896	286,720
7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(a)(d)	6,765	3,348,854
Avient Corp.
6.25%, 11/01/31(a)	10,038	10,227,392
7.13%, 08/01/30(a)(b)	11,036	11,402,754
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	7,731	8,136,820
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	10,983	10,390,120
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	5,242	5,221,708
Celanese U.S. Holdings LLC
6.50%, 04/15/30(b)	11,319	11,431,443
6.67%, 07/15/27	22,551	23,206,107
6.75%, 04/15/33(b)	17,471	17,603,491
6.83%, 07/15/29(b)	13,225	13,734,427
6.85%, 11/15/28	17,327	18,060,625
6.88%, 07/15/32(b)	15,968	16,456,621
7.05%, 11/15/30(b)	15,678	16,293,362
7.20%, 11/15/33(b)	15,715	16,322,385
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	9,773	8,722,403
5.38%, 05/15/27(b)	7,267	7,231,170
5.75%, 11/15/28(a)(b)	13,351	12,841,125
8.00%, 01/15/33(a)(b)	6,335	6,198,481
FMC Corp., 8.45%, 11/01/55, (5-year CMT + 4.366%)(e)	11,468	11,952,188
Huntsman International LLC
2.95%, 06/15/31	6,097	5,212,601
4.50%, 05/01/29	11,479	11,052,377
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	6,437	6,346,663
7.50%, 04/15/29(a)(b)	11,455	11,493,435
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(a)	2,861	2,843,290
Methanex Corp.
5.13%, 10/15/27(b)	11,677	11,628,488
5.25%, 12/15/29(b)	10,824	10,729,290
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)(b)	9,687	9,776,120
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	8,797	8,465,865
5.25%, 06/01/27(a)(b)	15,404	15,424,963
7.00%, 12/01/31(a)	5,994	6,301,519
8.50%, 11/15/28(a)	7,011	7,356,502
9.00%, 02/15/30(a)	13,755	14,765,993
Olin Corp.
5.00%, 02/01/30(b)	8,561	8,306,456
5.63%, 08/01/29(b)	10,793	10,765,309
6.63%, 04/01/33(a)(b)	9,588	9,574,577
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	14,452	13,862,019
6.25%, 10/01/29(a)(b)	6,734	6,570,313
7.25%, 06/15/31(a)(b)	15,626	15,938,520
9.75%, 11/15/28(a)(b)	30,299	31,793,244
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)(b)	$17,721	$17,356,504
6.63%, 05/01/29(a)(b)	10,560	10,574,256
Tronox Inc., 4.63%, 03/15/29(a)(b)	16,479	12,149,143
WR Grace Holdings LLC
4.88%, 06/15/27(a)(b)	6,694	6,639,912
5.63%, 08/15/29(a)	19,206	17,936,675
6.63%, 08/15/32(a)	12,040	12,009,900
		523,942,130
Commercial Services — 5.2%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	15,620	15,112,350
Albion Financing 1 SARL / Aggreko Holdings Inc., 7.00%, 05/21/30(a)	23,507	24,270,977
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	38,783	40,770,047
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.88%, 06/15/30(a)(b)	16,922	17,429,660
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(a)(b)	17,274	17,063,758
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(a)	20,501	20,013,029
4.63%, 06/01/28(a)(b)	13,564	13,261,543
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.38%, 06/15/32(a)(b)	9,285	9,665,685
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	8,299	8,030,112
5.38%, 03/01/29(a)(b)	10,366	10,057,093
8.00%, 02/15/31(a)(b)	8,891	9,175,047
8.25%, 01/15/30(a)(b)	11,836	12,283,765
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	17,452	17,649,021
Block Inc.
3.50%, 06/01/31(b)	16,988	15,665,144
5.63%, 08/15/30(a)	7,533	7,657,445
6.00%, 08/15/33(a)(b)	11,845	12,164,223
6.50%, 05/15/32	27,856	28,872,744
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)(b)	34,354	36,443,424
Brink's Co. (The)
4.63%, 10/15/27(a)	8,771	8,695,705
6.50%, 06/15/29(a)(b)	5,957	6,134,304
6.75%, 06/15/32(a)(b)	5,726	5,944,355
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	13,898	13,362,927
4.88%, 07/01/29(a)(b)	14,433	13,644,133
EquipmentShare.com Inc.
8.00%, 03/15/33(a)(b)	8,021	8,526,323
8.63%, 05/15/32(a)(b)	9,836	10,597,769
9.00%, 05/15/28(a)	18,485	19,594,100
Garda World Security Corp.
4.63%, 02/15/27(a)	8,359	8,305,354
6.00%, 06/01/29(a)(b)	9,087	9,010,215
7.75%, 02/15/28(a)(b)	6,795	7,000,218
8.25%, 08/01/32(a)	9,179	9,555,502
8.38%, 11/15/32(a)	16,700	17,427,201
GEO Group Inc. (The)
8.63%, 04/15/29	10,919	11,546,843
10.25%, 04/15/31	9,959	10,976,812
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	17,983	17,960,521
Security	Par (000)	Value
Commercial Services (continued)
6.63%, 06/15/29(a)(b)	$12,915	$13,302,450
7.00%, 06/15/30(a)(b)	27,945	29,062,800
7.25%, 06/15/33(a)(b)	18,810	19,729,245
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	9,166	8,490,374
5.00%, 12/01/29(a)(b)	15,605	11,137,234
12.63%, 07/15/29(a)(b)	21,177	21,912,901
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	15,327	14,867,005
6.25%, 01/15/28(a)(b)	22,983	22,982,373
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	21,333	21,768,961
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	17,349	17,635,692
10.88%, 08/01/29(a)(b)	7,097	6,869,858
Service Corp. International/U.S.
3.38%, 08/15/30(b)	14,402	13,298,921
4.00%, 05/15/31	13,637	12,815,563
4.63%, 12/15/27	6,815	6,772,025
5.13%, 06/01/29(b)	13,335	13,298,331
5.75%, 10/15/32(b)	13,085	13,215,850
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(a)(b)	26,122	27,090,387
Sotheby's, 7.38%, 10/15/27(a)	11,164	11,129,950
United Rentals North America Inc.
3.75%, 01/15/32(b)	11,877	10,947,387
3.88%, 11/15/27	11,205	11,000,509
3.88%, 02/15/31(b)	17,489	16,495,039
4.00%, 07/15/30	11,246	10,747,965
4.88%, 01/15/28(b)	24,137	24,015,658
5.25%, 01/15/30(b)	11,105	11,131,970
5.50%, 05/15/27(b)	3,121	3,119,003
6.13%, 03/15/34(a)(b)	17,220	17,840,294
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(b)	20,381	21,561,062
Williams Scotsman Inc.
4.63%, 08/15/28(a)	8,954	8,820,843
6.63%, 06/15/29(a)	8,750	8,993,724
6.63%, 04/15/30(a)	7,795	8,050,598
7.38%, 10/01/31(a)(b)	8,179	8,558,062
		940,529,383
Computers — 0.8%
Amentum Holdings Inc., 7.25%, 08/01/32(a)	15,075	15,728,140
CACI International Inc., 6.38%, 06/15/33(a)	13,595	14,021,108
McAfee Corp., 7.38%, 02/15/30(a)(b)	32,755	30,278,558
NCR Atleos Corp., 9.50%, 04/01/29(a)	25,356	27,447,870
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	10,121	9,980,926
5.13%, 04/15/29(a)	5,347	5,286,955
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(a)(b)	6,272	5,961,450
5.88%, 07/15/30(a)	5,874	5,962,110
8.25%, 12/15/29(a)(b)	8,983	9,539,584
8.50%, 07/15/31(a)	6,613	7,017,914
9.63%, 12/01/32(a)(b)	10,527	11,913,932
		143,138,547
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	8,043	7,653,719
5.50%, 06/01/28(a)(b)	11,345	11,280,187
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Opal Bidco SAS, 6.50%, 03/31/32(a)(b)	$18,226	$18,544,955
Perrigo Finance Unlimited Co.
4.90%, 06/15/30(b)	13,320	13,025,628
6.13%, 09/30/32(b)	12,674	12,760,817
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	9,972	9,195,065
5.13%, 01/15/28(a)(b)	5,648	5,614,586
		78,074,957
Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)	5,842	5,553,438
4.00%, 01/15/28(a)(b)	11,167	10,930,505
RB Global Holdings Inc.
6.75%, 03/15/28(a)	7,304	7,478,693
7.75%, 03/15/31(a)(b)	11,802	12,409,685
		36,372,321
Diversified Financial Services — 5.4%
AG Issuer LLC, 6.25%, 03/01/28(a)	8,755	8,769,683
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)	7,728	7,927,324
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(e)	7,758	7,699,505
6.70%, 02/14/33(b)	7,879	8,182,951
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	7,295	7,324,618
10.00%, 08/15/30(a)(b)	12,396	13,511,392
Azorra Finance Ltd.
7.25%, 01/15/31(a)(b)	9,261	9,584,209
7.75%, 04/15/30(a)	5,023	5,273,145
Bread Financial Holdings Inc.
8.38%, 06/15/35, (5-year CMT + 4.300%)(a)(b)(e)	6,566	6,772,792
9.75%, 03/15/29(a)	13,646	14,586,619
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	6,429	6,437,281
7.50%, 07/15/33(a)(b)	8,684	8,866,885
9.25%, 07/01/31(a)	10,506	11,184,583
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	15,135	14,317,681
3.63%, 10/01/31(a)(b)	11,393	10,198,672
Credit Acceptance Corp.
6.63%, 03/15/30(a)	7,612	7,741,971
9.25%, 12/15/28(a)	10,677	11,275,944
Encore Capital Group Inc.
8.50%, 05/15/30(a)(b)	7,756	8,189,349
9.25%, 04/01/29(a)(b)	7,681	8,139,726
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	15,729	16,252,584
Freedom Mortgage Holdings LLC
7.88%, 04/01/33(a)	4,847	4,928,042
8.38%, 04/01/32(a)(b)	11,625	12,031,539
9.13%, 05/15/31(a)	11,455	12,057,342
9.25%, 02/01/29(a)	18,934	19,855,925
GGAM Finance Ltd.
5.88%, 03/15/30(a)(b)	5,740	5,814,360
6.88%, 04/15/29(a)(b)	5,334	5,530,358
8.00%, 02/15/27(a)	13,243	13,590,129
8.00%, 06/15/28(a)	8,951	9,513,578
Security	Par (000)	Value
Diversified Financial Services (continued)
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	$17,317	$17,861,166
goeasy Ltd.
6.88%, 02/15/31(a)	4,536	4,536,284
7.38%, 10/01/30(a)(b)	6,579	6,776,159
7.63%, 07/01/29(a)(b)	9,965	10,318,758
9.25%, 12/01/28(a)	8,947	9,415,824
Series 144*, 6.88%, 05/15/30(a)(b)	7,328	7,427,810
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)(b)	9,452	9,129,923
6.13%, 11/01/32(a)(b)	26,443	26,568,604
6.75%, 05/01/33(a)	21,875	22,617,989
7.13%, 04/30/31(a)(b)	22,611	23,653,840
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)(b)	16,090	15,641,412
6.63%, 10/15/31(a)(b)	8,451	8,487,595
Jefferson Capital Holdings LLC, 8.25%, 05/15/30(a)	7,623	7,991,806
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)	5,823	5,534,994
6.50%, 05/01/28(a)	16,041	15,972,835
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)	8,070	8,155,234
5.50%, 08/15/28(a)	8,996	8,980,693
5.75%, 11/15/31(a)(b)	9,239	9,337,984
6.00%, 01/15/27(a)	8,352	8,358,707
6.50%, 08/01/29(a)	11,297	11,579,154
7.13%, 02/01/32(a)	15,167	15,820,158
Navient Corp.
4.88%, 03/15/28	7,581	7,452,682
5.00%, 03/15/27(b)	10,415	10,340,499
5.50%, 03/15/29(b)	11,410	11,253,112
7.88%, 06/15/32(b)	8,789	9,269,154
9.38%, 07/25/30	7,687	8,522,000
11.50%, 03/15/31	7,675	8,665,305
OneMain Finance Corp.
3.50%, 01/15/27	11,315	11,060,413
3.88%, 09/15/28	10,689	10,247,461
4.00%, 09/15/30(b)	14,381	13,300,268
5.38%, 11/15/29	12,511	12,370,877
6.13%, 05/15/30(b)	11,955	12,134,325
6.63%, 01/15/28	12,303	12,625,954
6.63%, 05/15/29	15,286	15,711,715
6.75%, 03/15/32(b)	10,191	10,439,927
7.13%, 11/15/31(b)	12,301	12,732,396
7.13%, 09/15/32(b)	12,877	13,405,969
7.50%, 05/15/31(b)	13,076	13,673,835
7.88%, 03/15/30	12,065	12,769,561
Osaic Holdings Inc.
6.75%, 08/01/32(a)	1,070	1,089,378
8.00%, 08/01/33(a)	900	911,952
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)(b)	10,907	10,521,369
5.75%, 09/15/31(a)(b)	9,293	9,110,388
6.75%, 02/15/34(a)	10,050	10,119,345
6.88%, 05/15/32(a)(b)	13,731	14,053,251
6.88%, 02/15/33(a)(b)	14,528	14,808,701
7.13%, 11/15/30(a)(b)	10,995	11,344,091
7.88%, 12/15/29(a)	11,444	12,170,808
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
PRA Group Inc.
8.38%, 02/01/28(a)	$5,372	$5,529,509
8.88%, 01/31/30(a)(b)	8,247	8,669,659
Rocket Companies Inc.
6.13%, 08/01/30(a)	7,440	7,655,388
6.38%, 08/01/33(a)	8,465	8,782,691
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)(b)	16,724	16,314,262
3.63%, 03/01/29(a)	12,410	11,847,414
3.88%, 03/01/31(a)(b)	21,598	20,183,763
4.00%, 10/15/33(a)(b)	14,054	12,682,803
SLM Corp.
3.13%, 11/02/26	6,418	6,284,313
6.50%, 01/31/30	7,706	8,058,473
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	11,732	12,064,614
Synchrony Financial, 7.25%, 02/02/33(b)	12,028	12,676,030
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	10,754	10,588,527
5.75%, 06/15/27(a)	8,392	8,382,146
		969,549,444
Electric — 3.4%
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.890%)(e)	8,325	8,082,376
7.60%, 01/15/55, (5-year CMT + 3.201%)(e)	15,179	15,590,525
Alpha Generation LLC, 6.75%, 10/15/32(a)(b)	14,923	15,396,607
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(a)	5,730	5,549,286
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	11,800	11,964,463
Calpine Corp.
3.75%, 03/01/31(a)(b)	13,004	12,338,628
4.50%, 02/15/28(a)	18,984	18,802,000
4.63%, 02/01/29(a)	9,059	8,939,602
5.00%, 02/01/31(a)(b)	12,645	12,546,369
5.13%, 03/15/28(a)(b)	20,481	20,462,452
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	14,651	13,479,506
4.75%, 03/15/28(a)	14,075	13,916,656
DPL Inc., 4.35%, 04/15/29(b)	6,358	6,285,996
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(b)(e)	6,978	6,908,220
8.13%, 06/15/53, (5-year CMT + 3.864%)(b)(e)	8,558	8,571,819
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(a)(e)(f)	23,081	26,584,830
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(e)	7,462	7,794,689
Lightning Power LLC, 7.25%, 08/15/32(a)(b)	23,779	25,158,182
NRG Energy Inc.
3.38%, 02/15/29(a)	7,673	7,262,993
3.63%, 02/15/31(a)	16,956	15,634,280
3.88%, 02/15/32(a)	8,081	7,435,922
5.25%, 06/15/29(a)	12,369	12,330,699
5.75%, 01/15/28(b)	10,689	10,697,562
5.75%, 07/15/29(a)	12,861	12,901,251
6.00%, 02/01/33(a)(b)	14,897	15,096,098
6.25%, 11/01/34(a)(b)	15,666	16,057,650
PacifiCorp, 7.38%, 09/15/55, (5-year CMT + 3.319%)(e)	2,517	2,611,664
Security	Par (000)	Value
Electric (continued)
PG&E Corp.
5.00%, 07/01/28(b)	$15,384	$15,206,161
5.25%, 07/01/30(b)	16,200	15,786,626
7.38%, 03/15/55, (5-year CMT + 3.883%)(b)(e)	24,083	23,899,247
Pike Corp.
5.50%, 09/01/28(a)	9,294	9,287,136
8.63%, 01/31/31(a)	6,319	6,771,641
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	21,553	22,999,385
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	19,708	19,282,997
5.00%, 07/31/27(a)	16,641	16,573,937
5.50%, 09/01/26(a)	12,513	12,506,744
5.63%, 02/15/27(a)	15,784	15,775,122
6.88%, 04/15/32(a)	15,897	16,674,351
7.75%, 10/15/31(a)	25,709	27,310,928
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)(b)	8,438	8,288,310
4.50%, 09/15/27(a)(b)	8,828	8,653,156
7.25%, 01/15/29(a)(b)	13,431	13,717,838
8.38%, 01/15/31(a)(b)	14,048	14,678,014
8.63%, 03/15/33(a)(b)	15,603	16,455,871
		602,267,789
Electrical Components & Equipment — 0.5%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	12,919	12,381,934
4.75%, 06/15/28(a)	9,065	8,901,966
WESCO Distribution Inc.
6.38%, 03/15/29(a)(b)	13,501	13,922,073
6.38%, 03/15/33(a)(b)	12,888	13,361,956
6.63%, 03/15/32(a)(b)	13,791	14,330,277
7.25%, 06/15/28(a)(b)	23,190	23,518,941
		86,417,147
Electronics — 0.4%
Imola Merger Corp., 4.75%, 05/15/29(a)	32,387	31,568,720
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	15,771	15,113,072
5.88%, 09/01/30(a)(b)	7,167	7,232,302
Sensata Technologies Inc.
3.75%, 02/15/31(a)(b)	11,416	10,494,443
4.38%, 02/15/30(a)	6,802	6,555,427
6.63%, 07/15/32(a)(b)	8,445	8,722,351
		79,686,315
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	11,074	10,682,755
5.00%, 01/31/28(a)	10,486	10,393,883
		21,076,638
Engineering & Construction — 0.3%
AECOM, 6.00%, 08/01/33(a)	18,552	18,868,683
Arcosa Inc.
4.38%, 04/15/29(a)	5,791	5,624,509
6.88%, 08/15/32(a)(b)	9,426	9,825,264
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(b)	22,602	22,199,684
		56,518,140
Entertainment — 3.0%
Brightstar Lottery PLC
5.25%, 01/15/29(a)	11,191	11,135,552
6.25%, 01/15/27(a)	14,915	15,075,204
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	$19,630	$18,729,872
6.00%, 10/15/32(a)(b)	16,905	16,566,900
6.50%, 02/15/32(a)(b)	24,618	25,240,589
7.00%, 02/15/30(a)	34,015	35,147,699
Churchill Downs Inc.
4.75%, 01/15/28(a)	11,703	11,586,638
5.50%, 04/01/27(a)	8,463	8,464,209
5.75%, 04/01/30(a)(b)	18,596	18,596,000
6.75%, 05/01/31(a)(b)	9,851	10,124,602
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	12,320	12,228,239
7.00%, 08/01/32(a)(b)	7,804	8,084,082
Light & Wonder International Inc.
7.00%, 05/15/28(a)	10,534	10,556,007
7.25%, 11/15/29(a)	6,207	6,369,110
7.50%, 09/01/31(a)	8,643	9,010,328
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	8,372	8,161,304
4.75%, 10/15/27(a)(b)	15,391	15,236,128
6.50%, 05/15/27(a)	19,054	19,248,541
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	7,930	6,770,170
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)	13,107	13,556,510
11.88%, 04/15/31(a)	11,834	12,435,723
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	6,212	5,878,804
Motion Finco SARL, 8.38%, 02/15/32(a)(b)	6,578	5,676,950
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	6,925	7,184,660
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	10,223	5,975,344
5.88%, 09/01/31(a)	10,338	6,211,014
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	15,859	14,259,620
8.45%, 07/27/30(a)(b)	6,344	6,370,962
Six Flags Entertainment Corp.
5.50%, 04/15/27(a)(b)	5,073	5,066,466
7.25%, 05/15/31(a)(b)	13,611	13,679,055
Six Flags Entertainment Corp. /Six Flags Theme Parks Inc./ Canada's Wonderland Co., 6.63%, 05/01/32(a)	15,400	15,663,209
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(b)	8,245	7,977,977
5.38%, 04/15/27	6,162	6,145,894
Vail Resorts Inc.
5.63%, 07/15/30(a)(b)	8,664	8,780,184
6.50%, 05/15/32(a)(b)	6,503	6,727,354
Voyager Parent LLC, 9.25%, 07/01/32(a)	30,130	31,824,813
Warnermedia Holdings Inc.
3.76%, 03/15/27(b)	7,235	7,118,155
4.05%, 03/15/29(b)	9,700	9,215,000
4.28%, 03/15/32(b)	44,160	38,087,625
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	13,271	13,247,595
6.25%, 03/15/33(a)(b)	13,440	13,618,085
Security	Par (000)	Value
Entertainment (continued)
7.13%, 02/15/31(a)(b)	$16,687	$17,927,411
		538,959,584
Environmental Control — 0.6%
Clean Harbors Inc.
4.88%, 07/15/27(a)	9,280	9,243,859
6.38%, 02/01/31(a)(b)	8,684	8,901,912
GFL Environmental Inc.
4.00%, 08/01/28(a)(b)	12,148	11,844,227
4.38%, 08/15/29(a)(b)	9,539	9,274,409
4.75%, 06/15/29(a)	12,881	12,691,473
Madison IAQ LLC
4.13%, 06/30/28(a)	10,524	10,263,092
5.88%, 06/30/29(a)(b)	15,651	15,468,666
Reworld Holding Corp.
4.88%, 12/01/29(a)(b)	11,912	11,501,235
5.00%, 09/01/30(b)	7,040	6,849,920
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	8,668	9,053,726
		105,092,519
Food — 2.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	21,873	20,810,847
4.63%, 01/15/27(a)	22,171	22,032,431
4.88%, 02/15/30(a)	16,524	16,252,005
5.88%, 02/15/28(a)(b)	10,017	10,017,884
6.25%, 03/15/33(a)(b)	9,762	9,987,624
6.50%, 02/15/28(a)(b)	12,547	12,776,166
B&G Foods Inc.
5.25%, 09/15/27(b)	8,215	7,868,362
8.00%, 09/15/28(a)(b)	12,679	12,472,966
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% Cash)(a)(b)(d)	8,024	8,655,078
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	5,410	5,347,206
7.63%, 07/01/29(a)	7,146	7,459,421
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)	14,633	15,394,933
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	15,131	14,531,434
4.38%, 01/31/32(a)(b)	11,033	10,365,503
4.88%, 05/15/28(a)	7,765	7,715,740
Performance Food Group Inc.
4.25%, 08/01/29(a)	15,612	15,123,056
5.50%, 10/15/27(a)	16,302	16,279,177
6.13%, 09/15/32(a)(b)	15,480	15,865,545
Pilgrim's Pride Corp.
3.50%, 03/01/32	14,591	13,166,043
4.25%, 04/15/31	15,078	14,508,400
6.25%, 07/01/33	16,149	17,022,688
6.88%, 05/15/34	8,397	9,198,232
Post Holdings Inc.
4.50%, 09/15/31(a)	16,448	15,344,833
4.63%, 04/15/30(a)	22,987	22,177,333
5.50%, 12/15/29(a)(b)	21,283	21,226,494
6.25%, 02/15/32(a)	17,655	18,138,041
6.25%, 10/15/34(a)(b)	9,537	9,605,571
6.38%, 03/01/33(a)	20,413	20,659,269
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	8,187	7,987,568
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.75%, 02/15/29(a)	$15,115	$14,885,913
5.75%, 04/15/33(a)	8,163	8,214,694
6.88%, 09/15/28(a)	7,878	8,123,344
7.25%, 01/15/32(a)	8,439	8,863,177
		438,076,978
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)	16,822	16,702,443
TKC Holdings Inc.
6.88%, 05/15/28(a)(b)	6,909	6,936,454
10.50%, 05/15/29(a)	12,371	12,681,017
		36,319,914
Forest Products & Paper — 0.2%
Magnera Corp.
4.75%, 11/15/29(a)(b)	8,810	7,789,958
7.25%, 11/15/31(a)(b)	13,054	12,354,436
Mercer International Inc.
5.13%, 02/01/29(b)	14,006	11,056,619
12.88%, 10/01/28(a)(b)	6,306	6,167,839
		37,368,852
Gas — 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp., 9.50%, 06/01/30(a)(b)	8,796	9,214,839
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	8,184	8,166,814
9.38%, 06/01/28(a)(b)	8,249	8,513,903
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33(a)	20,620	22,598,441
7.75%, 05/01/35(a)(b)	20,443	22,767,739
		71,261,736
Health Care - Products — 1.4%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	12,415	11,790,948
4.63%, 07/15/28(a)	26,385	25,962,497
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	23,471	24,477,906
DENTSPLY SIRONA Inc., 8.38%, 09/12/55, (5-year CMT + 4.379%)(b)(e)	8,855	9,012,132
Hologic Inc.
3.25%, 02/15/29(a)(b)	13,389	12,788,060
4.63%, 02/01/28(a)	5,597	5,545,818
Medline Borrower LP
3.88%, 04/01/29(a)	76,759	73,707,292
5.25%, 10/01/29(a)(b)	40,480	40,088,153
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(b)	24,199	24,857,188
Teleflex Inc.
4.25%, 06/01/28(a)(b)	7,656	7,510,394
4.63%, 11/15/27	7,047	6,972,326
		242,712,714
Health Care - Services — 4.5%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(b)	7,097	6,928,806
5.50%, 07/01/28(a)(b)	6,416	6,384,548
7.38%, 03/15/33(a)(b)	8,471	8,827,849
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)(b)	7,559	7,172,332
4.00%, 03/15/31(a)(b)	8,508	7,875,949
4.25%, 05/01/28(a)(b)	7,907	7,737,917
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	16,917	14,489,411
5.25%, 05/15/30(a)(b)	25,968	23,300,307
Security	Par (000)	Value
Health Care - Services (continued)
6.00%, 01/15/29(a)(b)	$10,531	$10,121,123
6.13%, 04/01/30(a)	19,783	14,211,961
6.88%, 04/15/29(a)(b)	20,686	16,910,888
9.75%, 01/15/34(a)(b)	19,418	19,642,763
10.88%, 01/15/32(a)(b)	36,797	38,938,711
DaVita Inc.
3.75%, 02/15/31(a)	25,027	22,840,391
4.63%, 06/01/30(a)(b)	45,674	43,975,302
6.75%, 07/15/33(a)(b)	15,852	16,407,543
6.88%, 09/01/32(a)(b)	16,167	16,739,803
Encompass Health Corp.
4.50%, 02/01/28	12,127	12,013,574
4.63%, 04/01/31(b)	5,935	5,754,813
4.75%, 02/01/30(b)	11,755	11,586,423
IQVIA Inc.
5.00%, 10/15/26(a)	15,700	15,660,750
5.00%, 05/15/27(a)	14,070	14,026,197
6.25%, 06/01/32(a)	31,692	32,662,092
6.50%, 05/15/30(a)(b)	7,991	8,275,879
LifePoint Health Inc.
5.38%, 01/15/29(a)(b)	7,912	7,523,679
8.38%, 02/15/32(a)	10,930	11,585,800
9.88%, 08/15/30(a)	14,601	15,787,331
10.00%, 06/01/32(a)(b)	12,369	12,746,626
11.00%, 10/15/30(a)(b)	17,935	19,779,948
Molina Healthcare Inc.
3.88%, 11/15/30(a)(b)	10,630	9,767,979
3.88%, 05/15/32(a)(b)	12,801	11,456,412
4.38%, 06/15/28(a)	13,137	12,800,255
6.25%, 01/15/33(a)(b)	11,928	12,033,248
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	12,264	10,718,276
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(a)(b)(d)	11,739	9,364,772
11.50%, 12/31/30, (6.50% Cash and 5.00% PIK)(a)(b)(d)	9,732	9,941,749
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	23,984	24,733,500
Radiology Partners Inc.
8.50%, 07/15/32(a)(b)	14,452	14,771,534
9.78%, 02/15/30, (9.78% PIK)(a)(b)(d)	10,502	10,296,194
Star Parent Inc., 9.00%, 10/01/30(a)(b)	14,854	15,726,673
Team Health Holdings Inc., 8.38%, 06/30/28(a)	796	804,955
Tenet Healthcare Corp.
4.25%, 06/01/29	21,943	21,373,118
4.38%, 01/15/30	22,827	22,158,854
4.63%, 06/15/28	10,728	10,607,310
5.13%, 11/01/27	21,751	21,684,877
6.13%, 10/01/28	41,209	41,238,209
6.13%, 06/15/30(b)	31,727	32,257,263
6.25%, 02/01/27	21,450	21,474,644
6.75%, 05/15/31(b)	22,099	22,930,475
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	15,644	16,007,039
		802,056,052
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	15,494	14,271,226
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	12,358	10,431,397
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.25%, 05/15/27	$23,101	$22,480,045
9.00%, 06/15/30(b)	13,883	13,222,863
9.75%, 01/15/29(b)	13,141	13,047,042
10.00%, 11/15/29(a)	11,629	11,509,221
Stena International SA
7.25%, 01/15/31(a)	13,616	13,857,684
7.63%, 02/15/31(a)(b)	5,780	5,972,213
		104,791,691
Home Builders — 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 08/01/33(a)(b)	7,372	7,386,228
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(a)	6,123	5,784,365
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	8,056	7,408,208
6.25%, 09/15/27(a)(b)	9,923	9,905,500
Century Communities Inc.
3.88%, 08/15/29(a)(b)	7,721	7,211,973
6.75%, 06/01/27	8,573	8,587,613
LGI Homes Inc.
7.00%, 11/15/32(a)(b)	6,481	6,328,113
8.75%, 12/15/28(a)(b)	6,244	6,543,998
Mattamy Group Corp.
4.63%, 03/01/30(a)	9,371	9,039,416
5.25%, 12/15/27(a)	8,304	8,278,149
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)	7,742	7,711,806
5.75%, 01/15/28(a)	7,596	7,692,654
5.88%, 06/15/27(a)	9,174	9,248,941
		101,126,964
Home Furnishings — 0.4%
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	7,666	6,856,551
12.25%, 11/15/26(a)	14,130	12,469,082
Somnigroup International Inc.
3.88%, 10/15/31(a)	13,268	12,158,722
4.00%, 04/15/29(a)(b)	12,461	11,978,283
Whirlpool Corp.
4.75%, 02/26/29(b)	12,112	11,964,445
6.13%, 06/15/30(b)	10,023	10,137,327
6.50%, 06/15/33(b)	10,589	10,656,146
		76,220,556
Household Products & Wares — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	7,937	7,511,180
4.13%, 04/30/31(a)(b)	5,924	5,530,149
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(a)(b)	8,353	6,275,191
10.75%, 06/30/32(a)(b)	6,966	3,546,636
		22,863,156
Housewares — 0.4%
Newell Brands Inc.
6.38%, 09/15/27(b)	9,525	9,657,092
6.38%, 05/15/30(b)	12,375	12,220,313
6.63%, 09/15/29(b)	8,671	8,719,599
6.63%, 05/15/32(b)	8,305	8,128,016
8.50%, 06/01/28(a)(b)	21,030	22,233,881
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(b)	7,347	6,754,452
Security	Par (000)	Value
Housewares (continued)
4.38%, 02/01/32(b)	$6,193	$5,698,179
4.50%, 10/15/29(b)	5,985	5,775,899
		79,187,431
Insurance — 2.8%
Acrisure LLC / Acrisure Finance Inc., 6.75%, 07/01/32(a)(b)	6,586	6,742,418
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)	11,594	11,175,716
6.00%, 08/01/29(a)	8,428	8,289,098
7.50%, 11/06/30(a)	18,786	19,499,990
8.25%, 02/01/29(a)	15,879	16,522,063
8.50%, 06/15/29(a)	9,142	9,607,188
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	11,322	11,153,783
5.88%, 11/01/29(a)(b)	6,605	6,528,448
6.50%, 10/01/31(a)(b)	17,733	18,167,056
6.75%, 10/15/27(a)	18,774	18,796,153
6.75%, 04/15/28(a)	22,280	22,738,558
7.00%, 01/15/31(a)(b)	24,278	25,132,115
7.38%, 10/01/32(a)(b)	12,379	12,765,664
American National Group Inc., 7.00%, 12/01/55, (5-year CMT + 3.183%)(e)	8,000	8,185,436
AmWINS Group Inc.
4.88%, 06/30/29(a)	12,426	12,118,167
6.38%, 02/15/29(a)	11,404	11,689,100
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	21,016	21,984,588
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	25,170	26,615,012
Global Atlantic Fin Co., 7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(e)	9,743	10,279,065
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	15,987	16,529,279
8.13%, 02/15/32(a)	8,363	8,715,399
HUB International Ltd.
5.63%, 12/01/29(a)(b)	8,639	8,648,773
7.25%, 06/15/30(a)	55,549	58,113,720
7.38%, 01/31/32(a)(b)	30,355	31,859,461
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(a)	12,870	13,616,846
10.50%, 12/15/30(a)(b)	8,746	9,330,822
Liberty Mutual Group Inc., 4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)(e)	6,944	6,808,111
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	51,887	53,760,598
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	6,617	6,399,078
5.88%, 08/01/32(a)(b)	19,075	19,272,791
		511,044,496
Internet — 1.8%
Arches Buyer Inc.
4.25%, 06/01/28(a)	14,600	14,198,836
6.13%, 12/01/28(a)(b)	7,896	7,662,525
Cogent Communications Group LLC / Cogent Finance Inc.
6.50%, 07/01/32(a)(b)	9,719	9,236,144
7.00%, 06/15/27(a)(b)	6,706	6,681,516
Gen Digital Inc.
6.25%, 04/01/33(a)(b)	14,519	14,913,191
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
6.75%, 09/30/27(a)	$16,521	$16,811,466
7.13%, 09/30/30(a)(b)	7,951	8,236,722
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)(b)	12,428	11,761,706
5.25%, 12/01/27(a)	7,310	7,288,070
ION Trading Technologies SARL
5.75%, 05/15/28(a)	6,871	6,660,658
9.50%, 05/30/29(a)	12,006	12,559,239
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	8,112	7,313,309
4.13%, 08/01/30(a)	7,756	7,308,922
4.63%, 06/01/28(a)	8,428	8,301,279
5.00%, 12/15/27(a)	6,561	6,516,246
6.13%, 09/15/33(a)	11,250	11,362,500
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)	9,529	5,903,216
11.75%, 10/15/28(a)	8,253	5,385,083
Rakuten Group Inc.
6.25%, (5-year CMT + 4.956%)(a)(b)(e)(f)	15,554	14,815,963
8.13%, (5-year CMT + 4.250%)(a)(b)(e)(f)	10,030	10,282,369
9.75%, 04/15/29(a)	33,909	37,644,415
11.25%, 02/15/27(a)	29,957	32,402,090
Snap Inc.
6.88%, 03/01/33(a)(b)	25,528	25,817,202
6.88%, 03/15/34(a)	7,154	7,172,386
Wayfair LLC
7.25%, 10/31/29(a)	13,011	13,272,976
7.75%, 09/15/30(a)(b)	11,263	11,656,522
		321,164,551
Iron & Steel — 0.8%
Cleveland-Cliffs Inc.
5.88%, 06/01/27(b)	5,783	5,777,442
6.75%, 04/15/30(a)(b)	13,029	13,179,094
6.88%, 11/01/29(a)(b)	14,895	15,116,109
7.00%, 03/15/32(a)(b)	22,924	22,829,321
7.38%, 05/01/33(a)(b)	14,676	14,604,940
7.50%, 09/15/31(a)(b)	14,541	14,742,099
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	11,673	11,890,230
8.13%, 05/01/27(a)(b)	12,117	12,138,882
8.50%, 05/01/30(a)(b)	10,774	11,183,412
9.25%, 10/01/28(a)	17,475	18,292,072
		139,753,601
Leisure Time — 0.9%
NCL Corp. Ltd.
5.88%, 02/15/27(a)(b)	17,675	17,714,062
6.75%, 02/01/32(a)(b)	30,190	31,137,426
7.75%, 02/15/29(a)(b)	10,252	10,942,460
8.13%, 01/15/29(a)	14,064	14,793,500
NCL Finance Ltd., 6.13%, 03/15/28(a)	8,288	8,434,765
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	4,114	4,177,488
10.75%, 11/15/29(a)	13,359	13,031,704
11.13%, 07/15/30(a)(b)	21,327	20,902,593
Viking Cruises Ltd.
5.88%, 09/15/27(a)	13,199	13,210,523
7.00%, 02/15/29(a)(b)	8,834	8,903,172
9.13%, 07/15/31(a)	13,335	14,360,737
Security	Par (000)	Value
Leisure Time (continued)
VOC Escrow Ltd., 5.00%, 02/15/28(a)	$10,424	$10,367,186
		167,975,616
Lodging — 2.5%
Boyd Gaming Corp.
4.75%, 12/01/27	13,719	13,637,849
4.75%, 06/15/31(a)(b)	14,711	14,163,015
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)(b)	24,368	22,231,631
3.75%, 05/01/29(a)	13,202	12,640,915
4.00%, 05/01/31(a)	17,306	16,276,639
4.88%, 01/15/30(b)	17,024	16,993,187
5.75%, 05/01/28(a)(b)	7,092	7,107,191
5.75%, 09/15/33(a)(b)	16,249	16,385,209
5.88%, 04/01/29(a)(b)	9,324	9,496,015
5.88%, 03/15/33(a)(b)	15,959	16,273,359
6.13%, 04/01/32(a)	7,828	8,030,354
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	8,082	7,504,218
5.00%, 06/01/29(a)	14,051	13,595,143
6.63%, 01/15/32(a)(b)	15,267	15,579,265
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	4,287	4,277,049
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)(b)	18,402	17,819,172
5.63%, 07/17/27(a)(b)	8,485	8,486,256
5.75%, 07/21/28(a)	12,566	12,466,260
7.63%, 04/17/32(a)(b)	12,059	12,520,257
MGM China Holdings Ltd.
4.75%, 02/01/27(a)(b)	11,000	10,934,238
7.13%, 06/26/31(a)(b)	7,563	7,895,494
MGM Resorts International
4.63%, 09/01/26(b)	4,662	4,642,000
4.75%, 10/15/28(b)	12,337	12,260,659
5.50%, 04/15/27(b)	9,962	10,019,768
6.13%, 09/15/29(b)	14,866	15,197,861
6.50%, 04/15/32(b)	12,602	12,925,750
Station Casinos LLC
4.50%, 02/15/28(a)	10,368	10,208,592
4.63%, 12/01/31(a)(b)	8,232	7,785,826
6.63%, 03/15/32(a)(b)	7,965	8,187,560
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	17,322	16,421,428
6.50%, 01/15/28(a)(b)	6,758	6,738,533
Travel + Leisure Co.
4.50%, 12/01/29(a)(b)	10,333	10,010,822
6.00%, 04/01/27	5,112	5,176,104
6.13%, 09/01/33(a)	8,185	8,214,875
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	17,217	16,689,514
5.50%, 10/01/27(a)(b)	12,040	12,027,991
5.63%, 08/26/28(a)(b)	22,053	21,938,986
6.75%, 02/15/34(a)	12,035	12,092,166
		454,851,151
Machinery — 0.5%
Chart Industries Inc.
7.50%, 01/01/30(a)	18,653	19,549,739
9.50%, 01/01/31(a)	8,879	9,510,626
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	$15,017	$15,726,553
Terex Corp.
5.00%, 05/15/29(a)	10,394	10,225,633
6.25%, 10/15/32(a)(b)	12,292	12,444,464
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	22,986	22,911,257
		90,368,272
Manufacturing — 0.2%
Axon Enterprise Inc.
6.13%, 03/15/30(a)(b)	14,887	15,319,653
6.25%, 03/15/33(a)	11,620	12,012,175
		27,331,828
Media — 9.0%
AMC Networks Inc.
4.25%, 02/15/29(b)	824	678,448
10.25%, 01/15/29(a)	14,990	15,588,850
10.50%, 07/15/32(a)(b)	6,360	6,545,267
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	48,387	44,637,007
4.25%, 01/15/34(a)(b)	31,813	27,627,364
4.50%, 08/15/30(a)(b)	44,971	42,531,323
4.50%, 05/01/32(b)	45,539	41,615,815
4.50%, 06/01/33(a)(b)	27,646	24,674,055
4.75%, 03/01/30(a)(b)	48,636	46,765,440
4.75%, 02/01/32(a)(b)	18,956	17,589,932
5.00%, 02/01/28(a)	40,008	39,650,461
5.13%, 05/01/27(a)	52,437	52,196,985
5.38%, 06/01/29(a)	23,610	23,382,163
6.38%, 09/01/29(a)(b)	24,106	24,465,179
7.38%, 03/01/31(a)(b)	17,792	18,454,218
CSC Holdings LLC
3.38%, 02/15/31(a)	16,137	10,339,457
4.13%, 12/01/30(a)	17,635	11,595,639
4.50%, 11/15/31(a)	24,374	15,751,697
4.63%, 12/01/30(a)	37,357	16,421,708
5.00%, 11/15/31(a)	7,673	3,358,706
5.38%, 02/01/28(a)	16,154	14,904,832
5.50%, 04/15/27(a)	21,175	20,354,818
5.75%, 01/15/30(a)	36,137	16,984,679
6.50%, 02/01/29(a)	28,131	22,160,235
7.50%, 04/01/28(a)	16,614	13,434,569
11.25%, 05/15/28(a)	15,949	15,930,836
11.75%, 01/31/29(a)	32,979	30,289,474
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	11,766	11,702,897
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)	59,465	59,167,675
10.00%, 02/15/31(a)(b)	32,718	32,485,375
Discovery Communications LLC
3.63%, 05/15/30	15,131	13,649,221
3.95%, 03/20/28	8,722	8,439,785
4.13%, 05/15/29(b)	2,556	2,418,615
5.00%, 09/20/37	6,178	4,555,657
6.35%, 06/01/40(b)	6,977	5,418,804
DISH DBS Corp.
5.25%, 12/01/26(a)	44,987	43,637,390
5.75%, 12/01/28(a)	40,635	38,232,610
7.38%, 07/01/28	15,647	14,161,630
5.13%, 06/01/29	24,313	20,058,225
Security	Par (000)	Value
Media (continued)
DISH Network Corp., 11.75%, 11/15/27(a)	$59,716	$63,149,670
EW Scripps Co. (The), 9.88%, 08/15/30(a)	5,038	4,736,828
Gray Media Inc.
7.25%, 08/15/33(a)(b)	13,713	13,520,195
9.63%, 07/15/32(a)(b)	14,287	14,359,864
Gray Television Inc.
4.75%, 10/15/30(a)(b)	12,258	9,208,026
5.38%, 11/15/31(a)(b)	18,975	13,971,292
10.50%, 07/15/29(a)(b)	23,354	25,423,631
iHeartCommunications Inc.
7.75%, 08/15/30(a)(b)	10,658	8,440,463
9.13%, 05/01/29(a)(b)	12,019	10,365,434
10.88%, 05/01/30(a)(b)	11,179	6,541,136
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	13,259	7,628,814
6.75%, 10/15/27(a)	18,906	11,858,789
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)	16,088	16,142,860
7.38%, 09/01/31(a)	10,373	10,902,103
8.00%, 08/01/29(a)	13,938	14,212,969
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	15,398	15,118,988
5.63%, 07/15/27(a)	25,233	25,191,366
Paramount Global
6.25%, 02/28/57(e)	10,170	9,917,740
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(e)	15,568	15,593,689
Radiate Holdco LLC / Radiate Finance Inc., 9.25%, 03/25/30, (9.25% PIK)(a)(b)(d)	13,282	8,290,133
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	9,331	8,252,136
Sinclair Television Group Inc.
5.50%, 03/01/30(a)(b)	8,193	6,776,977
8.13%, 02/15/33(a)	25,343	25,893,077
Sirius XM Radio LLC
3.13%, 09/01/26(a)(b)	14,850	14,761,515
3.88%, 09/01/31(a)(b)	23,845	21,431,886
4.00%, 07/15/28(a)(b)	32,515	31,397,216
4.13%, 07/01/30(a)(b)	23,783	22,118,190
5.00%, 08/01/27(a)	23,378	23,284,371
5.50%, 07/01/29(a)(b)	19,526	19,472,889
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	20,101	19,213,340
TEGNA Inc.
4.63%, 03/15/28(b)	14,686	14,575,855
5.00%, 09/15/29(b)	16,502	16,522,627
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	12,600	12,545,400
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	17,621	16,521,825
7.38%, 06/30/30(a)(b)	14,637	14,758,549
8.00%, 08/15/28(a)	23,681	24,532,180
8.50%, 07/31/31(a)(b)	20,850	21,505,059
9.38%, 08/01/32(a)	23,314	24,521,682
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	13,957	12,771,600
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	14,808	13,899,085
5.50%, 05/15/29(a)	22,822	22,477,678
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	7,845	7,673,848
VZ Secured Financing BV, 5.00%, 01/15/32(a)	24,980	22,163,005
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	8,349	7,368,932
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Ziggo BV, 4.88%, 01/15/30(a)(b)	$15,769	$14,808,423
		1,615,678,376
Mining — 1.2%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	8,277	7,971,165
7.13%, 03/15/31(a)(b)	12,282	12,932,172
Alumina Pty. Ltd.
6.13%, 03/15/30(a)(b)	8,437	8,606,257
6.38%, 09/15/32(a)(b)	8,112	8,281,640
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)(b)	11,210	11,890,753
11.50%, 10/01/31(a)	8,920	9,952,490
Constellium SE, 3.75%, 04/15/29(a)(b)	7,142	6,754,475
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(a)(b)	26,331	25,036,041
4.50%, 09/15/27(a)(b)	9,466	9,378,504
5.88%, 04/15/30(a)(b)	11,086	11,310,892
6.13%, 04/15/32(a)(b)	14,514	14,883,962
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	9,296	8,723,069
4.63%, 03/01/28(a)(b)	8,238	8,115,943
Novelis Corp.
3.88%, 08/15/31(a)	12,447	11,304,469
4.75%, 01/30/30(a)(b)	27,117	26,119,132
6.38%, 08/15/33(a)(b)	11,782	11,890,984
6.88%, 01/30/30(a)(b)	13,321	13,820,537
		206,972,485
Office & Business Equipment — 0.2%
Xerox Corp.
10.25%, 10/15/30(a)(b)	6,276	6,520,246
13.50%, 04/15/31(a)(b)	8,307	8,332,585
Xerox Holdings Corp.
5.50%, 08/15/28(a)(b)	11,691	7,585,121
8.88%, 11/30/29(a)(b)	7,703	4,708,795
		27,146,747
Oil & Gas — 5.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)(b)	14,698	15,340,920
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 07/15/33(a)	7,437	7,562,319
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)(b)	6,646	6,641,879
6.63%, 10/15/32(a)	9,976	10,162,965
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	9,014	8,808,661
8.50%, 04/30/30(a)(b)	12,912	13,174,501
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	13,718	14,339,231
Civitas Resources Inc.
5.00%, 10/15/26(a)	6,876	6,862,523
8.38%, 07/01/28(a)(b)	23,185	24,075,304
8.63%, 11/01/30(a)(b)	16,450	17,120,565
8.75%, 07/01/31(a)(b)	21,867	22,490,575
9.63%, 06/15/33(a)	12,117	12,788,896
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	7,649	7,665,430
7.25%, 03/01/32(a)	9,433	9,799,410
7.38%, 01/15/31(a)	8,683	9,012,334
Security	Par (000)	Value
Oil & Gas (continued)
Comstock Resources Inc.
5.88%, 01/15/30(a)(b)	$15,331	$14,380,305
6.75%, 03/01/29(a)	26,782	26,285,490
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	16,003	15,612,735
7.63%, 04/01/32(a)(b)	17,394	17,322,685
8.38%, 01/15/34(a)	10,177	10,316,013
CVR Energy Inc.
5.75%, 02/15/28(a)	6,385	6,233,041
8.50%, 01/15/29(a)(b)	9,905	10,018,410
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)(g)	2,063	2,038,772
5.38%, 03/30/28(a)(g)	9,480	9,213,274
5.88%, 03/30/31(a)(g)	9,736	9,178,706
8.50%, 09/30/33(a)(g)	11,587	12,076,551
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	9,776	9,655,495
6.00%, 04/15/30(a)	8,547	8,459,339
6.00%, 02/01/31(a)	9,699	9,342,967
6.25%, 11/01/28(a)(b)	10,908	10,967,508
6.25%, 04/15/32(a)	8,290	7,939,186
6.88%, 05/15/34(a)	8,075	7,753,696
7.25%, 02/15/35(a)(b)	15,630	15,278,239
8.38%, 11/01/33(a)	9,281	9,659,405
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(g)	8,808	8,794,881
6.75%, 06/30/30(a)(g)	8,215	8,165,131
Matador Resources Co.
6.25%, 04/15/33(a)(b)	11,643	11,728,576
6.50%, 04/15/32(a)	14,083	14,298,729
6.88%, 04/15/28(a)(b)	7,337	7,499,457
Nabors Industries Inc.
7.38%, 05/15/27(a)	11,978	12,179,233
8.88%, 08/15/31(a)(b)	9,169	8,264,971
9.13%, 01/31/30(a)(b)	10,122	10,372,317
Noble Finance II LLC, 8.00%, 04/15/30(a)	24,522	25,371,123
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)(b)	13,373	13,495,669
8.75%, 06/15/31(a)(b)	7,841	8,032,321
Parkland Corp.
4.50%, 10/01/29(a)(b)	14,133	13,757,635
4.63%, 05/01/30(a)(b)	13,277	12,892,830
5.88%, 07/15/27(a)(b)	4,833	4,836,858
6.63%, 08/15/32(a)(b)	8,838	9,098,858
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	13,168	12,998,495
7.88%, 09/15/30(a)(b)	9,607	9,345,209
9.88%, 03/15/30(a)(b)	12,736	13,149,920
Permian Resources Operating LLC
5.88%, 07/01/29(a)	12,563	12,564,131
6.25%, 02/01/33(a)(b)	16,552	16,878,409
7.00%, 01/15/32(a)	16,663	17,280,406
8.00%, 04/15/27(a)	9,240	9,408,630
Range Resources Corp.
4.75%, 02/15/30(a)	7,756	7,569,536
8.25%, 01/15/29	10,334	10,592,350
SM Energy Co.
6.50%, 07/15/28(b)	6,863	6,924,593
6.63%, 01/15/27	3,999	4,007,218
6.75%, 09/15/26(b)	6,134	6,139,030
6.75%, 08/01/29(a)(b)	12,149	12,283,246
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.00%, 08/01/32(a)(b)	$11,553	$11,630,844
Sunoco LP
6.25%, 07/01/33(a)	16,322	16,689,245
7.00%, 05/01/29(a)	11,820	12,294,322
7.25%, 05/01/32(a)(b)	12,553	13,248,687
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	14,356	14,006,673
4.50%, 04/30/30(b)	12,983	12,516,001
5.88%, 03/15/28(b)	7,103	7,129,871
6.00%, 04/15/27	5,070	5,067,516
7.00%, 09/15/28(a)	7,781	8,039,329
Talos Production Inc.
9.00%, 02/01/29(a)(b)	9,763	10,072,056
9.38%, 02/01/31(a)(b)	9,855	10,213,722
Transocean Inc.
8.00%, 02/01/27(a)(b)	8,326	8,311,314
8.25%, 05/15/29(a)	14,840	14,356,216
8.50%, 05/15/31(a)(b)	15,464	14,495,006
8.75%, 02/15/30(a)(b)	14,128	14,965,366
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	7,490	7,677,985
Valaris Ltd., 8.38%, 04/30/30(a)(b)	18,738	19,483,414
Vital Energy Inc., 7.88%, 04/15/32(a)(b)	15,539	15,330,117
		921,034,776
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)(b)	13,159	13,206,912
6.63%, 09/01/32(a)(b)	12,579	12,908,667
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	14,631	14,635,974
7.13%, 03/15/29(a)	16,997	17,425,987
Weatherford International Ltd., 8.63%, 04/30/30(a)(b)	27,027	27,700,243
		85,877,783
Packaging & Containers — 2.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	10,749	10,159,095
4.00%, 09/01/29(a)(b)	16,576	15,186,931
6.00%, 06/15/27(a)	11,740	11,746,246
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	17,613	16,780,187
5.25%, 08/15/27(a)	27,047	11,860,250
Ball Corp.
2.88%, 08/15/30(b)	21,099	19,094,595
3.13%, 09/15/31(b)	13,612	12,269,176
5.50%, 09/15/33(b)	12,175	12,317,934
6.00%, 06/15/29(b)	15,821	16,200,484
6.88%, 03/15/28	7,891	8,048,820
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	7,427	7,519,540
6.75%, 04/15/32(a)(b)	23,561	24,218,571
6.88%, 01/15/30(a)	8,010	8,225,069
8.75%, 04/15/30(a)(b)	17,281	17,806,140
Crown Americas LLC
5.25%, 04/01/30(b)	8,332	8,432,909
Security	Par (000)	Value
Packaging & Containers (continued)
5.88%, 06/01/33(a)(b)	$11,255	$11,370,473
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	3,331	3,309,482
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	8,144	7,862,732
3.75%, 02/01/30(a)(b)	7,067	6,639,660
6.38%, 07/15/32(a)(b)	8,812	8,960,110
LABL Inc.
5.88%, 11/01/28(a)(b)	8,546	6,816,290
8.25%, 11/01/29(a)(b)	7,355	4,774,581
8.63%, 10/01/31(a)(b)	14,275	10,516,966
10.50%, 07/15/27(a)(b)	11,315	10,070,350
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)(b)	47,222	47,805,192
9.25%, 04/15/27(a)(b)	21,332	21,238,353
OI European Group BV, 4.75%, 02/15/30(a)(b)	6,010	5,686,362
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)	8,990	8,996,529
7.25%, 05/15/31(a)(b)	10,843	11,033,916
Sealed Air Corp.
4.00%, 12/01/27(a)	6,899	6,761,060
5.00%, 04/15/29(a)(b)	6,232	6,183,082
6.50%, 07/15/32(a)(b)	5,826	6,037,188
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)	10,452	10,594,010
7.25%, 02/15/31(a)(b)	6,289	6,618,935
Trivium Packaging Finance BV
8.25%, 07/15/30(a)(b)	9,763	10,369,380
12.25%, 01/15/31(a)	9,466	10,139,721
		421,650,319
Pharmaceuticals — 2.7%
1261229 BC Ltd., 10.00%, 04/15/32(a)	71,875	74,555,937
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	7,912	7,516,117
5.13%, 03/01/30(a)(b)	9,376	8,939,744
Bausch Health Americas Inc., 8.50%, 01/31/27(a)	8,901	8,876,925
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	20,090	18,147,389
5.00%, 01/30/28(a)	5,510	4,777,166
5.00%, 02/15/29(a)	6,120	4,688,733
5.25%, 01/30/30(a)	10,258	7,453,069
5.25%, 02/15/31(a)	6,070	4,110,907
6.25%, 02/15/29(a)	10,183	8,019,697
11.00%, 09/30/28(a)	27,823	29,166,050
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.516%)(e)	11,955	12,158,405
7.00%, 03/10/55, (5-year CMT + 2.886%)(e)	36,453	37,938,387
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	15,367	16,365,855
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	9,666	8,462,583
12.25%, 04/15/29(a)	14,938	16,287,937
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	23,592	23,103,362
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	33,658	32,240,325
5.13%, 04/30/31(a)(b)	32,423	27,762,194
6.75%, 05/15/34(a)(b)	9,076	8,599,917
7.88%, 05/15/34(a)(b)	9,022	8,136,824
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	$7,180	$6,098,189
6.63%, 04/01/30(a)(b)	8,976	7,797,900
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	19,177	18,794,611
4.75%, 05/09/27	11,432	11,370,083
5.13%, 05/09/29(b)	15,310	15,393,493
6.00%, 12/01/32	9,431	9,684,411
6.75%, 03/01/28(b)	19,883	20,651,054
7.88%, 09/15/29	251	274,251
8.13%, 09/15/31	8,245	9,347,769
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	11,312	11,552,380
		478,271,664
Pipelines — 4.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	11,749	11,668,960
5.75%, 03/01/27(a)	6,360	6,358,028
5.75%, 01/15/28(a)	8,570	8,590,958
6.63%, 02/01/32(a)(b)	9,734	10,074,398
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	7,306	7,574,495
7.25%, 07/15/32(a)	7,620	8,071,561
Buckeye Partners LP
3.95%, 12/01/26	8,799	8,687,605
4.13%, 12/01/27	5,531	5,440,695
4.50%, 03/01/28(a)	8,115	7,989,188
6.75%, 02/01/30(a)(b)	7,693	7,994,731
6.88%, 07/01/29(a)	10,604	10,991,709
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	22,821	22,510,224
7.50%, 12/15/33(a)(b)	8,685	9,315,706
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.38%, 06/30/33(a)	11,350	11,364,097
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	6,761	6,786,969
8.63%, 03/15/29(a)	16,451	17,215,646
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(e)	7,247	7,468,903
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)(e)	13,562	14,413,467
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	12,527	12,654,666
7.88%, 05/15/32(b)	11,895	12,347,456
8.00%, 05/15/33	10,752	11,219,712
8.25%, 01/15/29	9,695	10,113,893
8.88%, 04/15/30(b)	7,826	8,283,293
Global Partners LP / GLP Finance Corp., 7.13%, 07/01/33(a)(b)	7,000	7,157,006
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)(b)	6,816	7,181,809
Harvest Midstream I LP
7.50%, 09/01/28(a)	16,261	16,427,615
7.50%, 05/15/32(a)	8,212	8,482,996
Security	Par (000)	Value
Pipelines (continued)
Hess Midstream Operations LP
4.25%, 02/15/30(a)(b)	$11,002	$10,699,509
5.13%, 06/15/28(a)	7,559	7,531,032
5.50%, 10/15/30(a)	6,102	6,145,646
5.88%, 03/01/28(a)	12,742	12,949,057
6.50%, 06/01/29(a)	8,950	9,252,241
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)	9,946	10,102,500
7.38%, 07/15/32(a)	10,582	11,034,605
ITT Holdings LLC, 6.50%, 08/01/29(a)	19,647	19,229,501
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	15,910	16,048,926
6.63%, 12/15/28(a)	16,312	16,761,792
New Fortress Energy Inc., 6.50%, 09/30/26(a)(b)	6,334	2,162,130
NFE Financing LLC, 12.00%, 11/15/29(a)(b)	38,862	14,281,820
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)(b)	14,366	14,657,957
8.38%, 02/15/32(a)(b)	20,997	21,332,690
NuStar Logistics LP
5.63%, 04/28/27(b)	8,385	8,430,064
6.38%, 10/01/30	8,884	9,205,582
Rockies Express Pipeline LLC
4.95%, 07/15/29(a)	8,938	8,807,098
6.75%, 03/15/33(a)(b)	8,048	8,404,530
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(b)(e)	9,919	10,297,782
7.63%, 03/01/55, (5-year CMT + 3.949%)(b)(e)	6,683	6,975,381
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	14,089	14,041,038
6.00%, 03/01/27(a)	4,828	4,826,214
6.00%, 12/31/30(a)	11,579	11,425,772
6.00%, 09/01/31(a)(b)	7,119	6,995,006
7.38%, 02/15/29(a)	13,690	14,109,256
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	20,114	17,916,099
6.25%, 01/15/30(a)(b)	16,568	17,251,430
3.88%, 08/15/29(a)	21,095	20,219,925
4.13%, 08/15/31(a)(b)	20,804	19,529,755
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	23,474	24,195,497
8.13%, 06/01/28(a)(b)	36,899	38,204,118
8.38%, 06/01/31(a)(b)	38,389	40,254,606
9.50%, 02/01/29(a)(b)	47,752	52,486,611
9.88%, 02/01/32(a)(b)	31,324	34,088,334
Venture Global Plaquemines LNG LLC
6.50%, 01/15/34(a)(b)	31,672	33,022,637
6.75%, 01/15/36(a)	32,461	34,059,704
		883,321,631
Real Estate — 0.6%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp., 9.75%, 04/15/30(a)(b)	8,720	9,261,013
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	11,164	11,010,692
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	$6,960	$6,128,280
5.75%, 01/15/29(a)(b)	9,427	8,775,245
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)(b)	10,957	11,068,056
8.88%, 09/01/31(a)(b)	6,850	7,350,153
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	10,383	9,943,067
4.38%, 02/01/31(a)(b)	11,055	10,300,496
5.38%, 08/01/28(a)	11,474	11,470,672
Kennedy-Wilson Inc.
4.75%, 03/01/29	10,557	10,063,088
4.75%, 02/01/30(b)	10,142	9,515,174
5.00%, 03/01/31(b)	9,801	9,174,596
		114,060,532
Real Estate Investment Trusts — 3.8%
Brandywine Operating Partnership LP
3.95%, 11/15/27	6,359	6,176,942
8.88%, 04/12/29	8,574	9,323,494
Diversified Healthcare Trust
4.38%, 03/01/31(b)	7,865	6,712,777
4.75%, 02/15/28	7,431	7,002,231
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	6,099	5,189,232
3.95%, 11/01/27	5,898	5,645,666
4.65%, 04/01/29(b)	8,528	7,843,884
Iron Mountain Inc.
4.50%, 02/15/31(a)(b)	19,212	18,293,676
4.88%, 09/15/27(a)	14,316	14,237,282
4.88%, 09/15/29(a)	16,660	16,390,356
5.00%, 07/15/28(a)	7,324	7,270,958
5.25%, 03/15/28(a)	10,911	10,888,087
5.25%, 07/15/30(a)	19,998	19,776,714
5.63%, 07/15/32(a)(b)	11,241	11,156,099
6.25%, 01/15/33(a)	19,579	20,015,044
7.00%, 02/15/29(a)(b)	15,018	15,496,699
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	13,488	12,965,340
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.50%, 08/01/30(b)	9,207	9,361,690
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	9,972	9,812,049
4.75%, 06/15/29(a)(b)	10,128	9,910,126
7.00%, 07/15/31(a)	8,056	8,470,352
Millrose Properties Inc., 6.38%, 08/01/30(a)(b)	8,020	8,092,180
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31(b)	20,192	14,220,089
4.63%, 08/01/29(b)	13,992	11,034,791
5.00%, 10/15/27(b)	21,835	20,626,913
8.50%, 02/15/32(a)(b)	23,608	24,715,510
Office Properties Income Trust
3.25%, 03/15/27(a)(b)	7,942	6,602,964
9.00%, 09/30/29(a)(b)	8,471	5,874,139
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	11,746	11,421,578
5.88%, 10/01/28(a)	10,627	10,621,950
7.00%, 02/01/30(a)(b)	8,931	9,215,054
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 06/15/33(a)(b)	$10,190	$10,520,136
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	10,204	9,974,410
4.75%, 10/15/27	8,299	8,276,454
6.50%, 04/01/32(a)(b)	16,485	16,942,505
7.25%, 07/15/28(a)	5,567	5,739,113
Rithm Capital Corp.
8.00%, 04/01/29(a)(b)	12,892	13,169,307
8.00%, 07/15/30(a)	7,896	8,057,860
SBA Communications Corp.
3.13%, 02/01/29	23,939	22,490,212
3.88%, 02/15/27	23,601	23,203,323
Service Properties Trust
3.95%, 01/15/28(b)	5,943	5,529,252
4.38%, 02/15/30(b)	5,887	5,000,418
4.75%, 10/01/26	7,591	7,525,813
4.95%, 02/15/27(b)	5,771	5,629,310
4.95%, 10/01/29(b)	6,935	6,135,672
5.50%, 12/15/27	7,393	7,298,043
8.38%, 06/15/29	10,817	11,170,646
8.63%, 11/15/31(a)(b)	15,549	16,568,570
8.88%, 06/15/32(b)	8,210	8,463,320
Starwood Property Trust Inc.
4.38%, 01/15/27(a)(b)	8,074	7,979,327
6.00%, 04/15/30(a)	6,097	6,212,843
6.50%, 07/01/30(a)(b)	8,869	9,214,918
6.50%, 10/15/30(a)	8,774	9,079,508
7.25%, 04/01/29(a)	10,300	10,811,555
Uniti Group LP / Uniti Group Finance 2019 Inc. / CSL Capital LLC, 8.63%, 06/15/32(a)(b)	10,139	9,974,241
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	11,375	10,457,265
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	9,044	8,824,412
6.50%, 02/15/29(a)(b)	17,321	16,498,252
10.50%, 02/15/28(a)(b)	41,595	43,778,632
		678,889,183
Retail — 4.6%
Advance Auto Parts Inc.
3.90%, 04/15/30	8,379	7,717,101
7.00%, 08/01/30(a)	6,900	7,078,538
7.38%, 08/01/33(a)(b)	6,565	6,729,125
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	5,408	5,336,452
4.63%, 11/15/29(a)(b)	12,973	12,609,118
4.75%, 03/01/30(b)	6,836	6,677,972
5.00%, 02/15/32(a)(b)	10,140	9,753,501
Bath & Body Works Inc.
5.25%, 02/01/28(b)	5,924	5,964,627
6.63%, 10/01/30(a)(b)	12,752	13,099,468
7.50%, 06/15/29(b)	8,223	8,446,476
Burger King (Restaurant Brands International Inc.)/New Red Finance Inc.
3.50%, 02/15/29(a)	11,708	11,158,117
3.88%, 01/15/28(a)	24,718	24,042,047
4.00%, 10/15/30(a)(b)	45,646	42,621,496
4.38%, 01/15/28(a)	12,748	12,545,875
5.63%, 09/15/29(a)	8,103	8,204,300
6.13%, 06/15/29(a)	20,275	20,768,708
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Carvana Co.
9.00%, 12/01/28, (9.00% PIK)(a)(b)(d)	$9,863	$10,103,132
9.00%, 06/01/30, (9.00% Cash)(a)(d)	25,538	26,735,978
9.00%, 06/01/31, (9.00% Cash)(a)(b)(d)	29,850	33,868,046
EG Global Finance PLC, 12.00%, 11/30/28(a)(b)	19,887	21,991,496
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)(b)	17,942	17,134,610
6.75%, 01/15/30(a)(b)	21,565	20,272,937
FirstCash Inc.
4.63%, 09/01/28(a)	7,402	7,285,638
5.63%, 01/01/30(a)(b)	8,281	8,275,482
6.88%, 03/01/32(a)(b)	7,767	8,064,573
Gap Inc. (The)
3.63%, 10/01/29(a)	11,796	11,048,419
3.88%, 10/01/31(a)	11,444	10,328,210
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	8,586	7,968,066
8.75%, 01/15/32(a)	8,859	7,783,986
11.50%, 08/15/29(a)(b)	9,007	8,939,372
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	11,430	11,086,318
6.38%, 01/15/30(a)(b)	7,516	7,728,121
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	6,133	6,115,349
Kohl's Corp., 5.13%, 05/01/31(b)	7,881	6,250,973
LBM Acquisition LLC
6.25%, 01/15/29(a)(b)	13,954	12,825,759
9.50%, 06/15/31(a)	10,091	10,575,570
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	15,722	15,434,779
8.25%, 08/01/31(a)(b)	14,981	15,892,049
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	13,119	12,573,663
4.38%, 01/15/31(a)(b)	9,260	8,818,992
4.63%, 12/15/27(a)	5,159	5,103,025
Macy's Retail Holdings LLC
5.88%, 03/15/30(a)(b)	2,241	2,220,293
6.13%, 03/15/32(a)(b)	6,734	6,570,633
7.38%, 08/01/33(a)(b)	8,585	8,807,734
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	11,669	9,262,765
7.88%, 05/01/29(a)(b)	16,202	11,110,935
Murphy Oil USA Inc.
3.75%, 02/15/31(a)(b)	8,604	7,956,119
4.75%, 09/15/29	7,393	7,279,693
Nordstrom Inc.
4.25%, 08/01/31	6,387	5,676,974
4.38%, 04/01/30(b)	8,487	7,856,076
PetSmart LLC / PetSmart Finance Corp.
7.50%, 09/15/32(a)	27,560	27,276,132
10.00%, 09/15/33(a)	11,905	11,666,900
QVC Inc., 6.88%, 04/15/29(a)(b)	8,461	4,077,102
QXO Building Products Inc., 6.75%, 04/30/32(a)	37,631	38,995,139
Saks Global Enterprises LLC, 11.00%, 12/15/29(a)(b)	27,854	10,932,485
SGUS LLC, 11.00%, 12/15/29(a)	17,074	14,982,322
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	10,081	9,801,434
4.88%, 11/15/31(a)(b)	8,317	7,949,855
Security	Par (000)	Value
Retail (continued)
Staples Inc.
10.75%, 09/01/29(a)(b)	$37,570	$36,020,688
12.75%, 01/15/30(a)(b)	12,920	9,205,454
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)(b)	10,351	9,789,185
Yum! Brands Inc.
3.63%, 03/15/31	16,854	15,679,596
4.63%, 01/31/32(b)	18,044	17,454,730
4.75%, 01/15/30(a)	13,150	13,059,436
5.38%, 04/01/32(b)	16,339	16,428,342
		825,017,486
Semiconductors — 0.5%
Entegris Inc.
3.63%, 05/01/29(a)(b)	5,837	5,509,017
4.38%, 04/15/28(a)(b)	5,506	5,370,229
4.75%, 04/15/29(a)	25,264	24,920,402
5.95%, 06/15/30(a)(b)	13,591	13,772,961
Kioxia Holdings Corp.
6.25%, 07/24/30	18,025	18,035,352
6.63%, 07/24/33(a)	18,795	18,677,531
		86,285,492
Software — 2.9%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	37,810	37,080,067
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	11,560	9,755,819
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(b)	11,927	10,361,581
Cloud Software Group Inc.
6.50%, 03/31/29(a)(b)	66,684	67,461,777
6.63%, 08/15/33(a)(b)	16,285	16,511,362
8.25%, 06/30/32(a)	30,796	32,926,104
9.00%, 09/30/29(a)(b)	61,865	64,405,177
CoreWeave Inc.
9.00%, 02/01/31(a)	28,941	28,653,037
9.25%, 06/01/30(a)(b)	31,984	32,084,743
Fair Isaac Corp.
4.00%, 06/15/28(a)	13,301	12,956,942
6.00%, 05/15/33(a)(b)	23,411	23,798,452
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL, 8.75%, 05/01/29(a)	10,713	11,020,767
Open Text Corp.
3.88%, 02/15/28(a)(b)	14,384	13,982,069
3.88%, 12/01/29(a)(b)	13,828	13,044,548
Open Text Holdings Inc.
4.13%, 02/15/30(a)	14,855	14,012,479
4.13%, 12/01/31(a)(b)	10,710	9,846,346
ROBLOX Corp., 3.88%, 05/01/30(a)	14,843	14,119,404
Rocket Software Inc.
6.50%, 02/15/29(a)(b)	9,112	8,786,428
9.00%, 11/28/28(a)	10,753	11,077,741
SS&C Technologies Inc.
5.50%, 09/30/27(a)	21,864	21,851,489
6.50%, 06/01/32(a)(b)	11,491	11,923,751
Twilio Inc.
3.63%, 03/15/29	7,252	6,922,034
3.88%, 03/15/31(b)	8,222	7,685,089
UKG Inc., 6.88%, 02/01/31(a)	40,943	42,326,964
		522,594,170
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications — 5.0%
Altice Financing SA
5.00%, 01/15/28(a)	$18,375	$14,838,502
5.75%, 08/15/29(a)	31,451	24,924,917
Altice France SA
5.13%, 01/15/29(a)	6,151	5,261,332
5.13%, 07/15/29(a)	21,542	18,440,721
5.50%, 01/15/28(a)	14,870	13,044,707
5.50%, 10/15/29(a)	9,252	7,933,590
6.00%, 02/15/28(a)(h)(i)	3,974	1,448,886
8.13%, 02/01/27(a)(h)(i)	23,943	22,221,149
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.390%)(b)(e)	15,968	16,359,970
7.00%, 09/15/55, (5-year CMT + 2.363%)(b)(e)	21,708	22,220,893
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(e)	6,634	6,558,682
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)(e)	7,878	7,430,722
CommScope LLC
4.75%, 09/01/29(a)(b)	13,205	13,092,471
7.13%, 07/01/28(a)	9,482	9,517,557
8.25%, 03/01/27(a)(b)	13,359	13,522,180
9.50%, 12/15/31(a)(b)	15,050	15,562,452
CommScope Technologies LLC, 5.00%, 03/15/27(a)	10,287	10,184,130
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	32,145	33,490,246
EchoStar Corp.
6.75%, 11/30/30, (6.75% PIK)(b)(d)	35,720	35,228,866
Series ., 10.75%, 11/30/29	11,672	12,561,698
Fibercop SpA
Series 2033, 6.38%, 11/15/33(a)(b)	7,728	7,629,963
Series 2034, 6.00%, 09/30/34(a)	7,878	7,519,349
Series 2036, 7.20%, 07/18/36(a)	8,899	8,954,441
Series 2038, 7.72%, 06/04/38(a)	7,983	8,128,955
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	19,197	19,145,072
5.88%, 10/15/27(a)	18,013	17,983,999
5.88%, 11/01/29(b)	8,766	8,831,869
6.00%, 01/15/30(a)(b)	11,373	11,497,285
6.75%, 05/01/29(a)	17,779	17,921,054
8.63%, 03/15/31(a)(b)	13,559	14,375,252
8.75%, 05/15/30(a)	17,154	17,962,202
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	9,520	9,225,166
6.63%, 08/01/26	9,744	9,015,441
Level 3 Financing Inc.
3.75%, 07/15/29(a)	7,753	6,502,829
3.88%, 10/15/30(a)	7,550	6,438,317
4.00%, 04/15/31(a)(b)	7,328	6,136,590
4.50%, 04/01/30(a)(b)	12,147	10,902,851
4.88%, 06/15/29(a)(b)	10,685	10,001,160
6.88%, 06/30/33(a)	33,591	33,884,921
7.00%, 03/31/34(a)	15,538	15,643,089
10.75%, 12/15/30(a)	8,090	9,151,967
Lumen Technologies Inc.
4.13%, 04/15/30(a)(b)	2,433	2,390,512
10.00%, 10/15/32(a)	6,126	6,207,787
Security	Par (000)	Value
Telecommunications (continued)
Maya SAS/Paris France
7.00%, 10/15/28(a)	$16,629	$16,919,472
7.00%, 04/15/32(a)	13,761	14,156,353
8.50%, 04/15/31(a)	15,445	16,620,519
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)(e)	11,418	11,305,304
7.00%, 04/15/55, (5-year CMT + 2.653%)(e)	17,921	18,437,116
7.13%, 04/15/55, (5-year CMT + 2.620%)(b)(e)	16,317	16,917,873
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.769%)(e)	11,066	11,252,500
7.00%, 10/15/55, (5-year CMT + 2.709%)(e)	12,733	13,068,672
Viasat Inc.
5.63%, 04/15/27(a)(b)	8,611	8,590,756
6.50%, 07/15/28(a)(b)	5,839	5,682,397
7.50%, 05/30/31(a)(b)	11,875	11,147,656
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	21,774	20,095,144
4.75%, 07/15/31(a)	22,889	21,422,960
7.75%, 04/15/32(a)(b)	11,378	11,914,928
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(e)	8,806	8,617,995
4.13%, 06/04/81, (5-year CMT + 2.767%)(e)	16,136	14,976,097
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(e)	31,286	32,995,802
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	35,194	36,546,097
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)	23,546	22,785,375
6.13%, 03/01/28(a)	16,915	15,741,060
		898,487,818
Transportation — 0.2%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	21,134	12,229,542
XPO Inc.
7.13%, 06/01/31(a)(b)	5,939	6,200,554
7.13%, 02/01/32(a)(b)	9,000	9,461,750
		27,891,846
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)	14,964	14,958,912
5.88%, 04/15/33(a)(b)	8,368	8,399,694
7.00%, 05/01/31(a)	11,208	11,707,129
7.00%, 06/15/32(a)(b)	12,630	13,148,462
7.88%, 12/01/30(a)	7,720	8,209,583
		56,423,780
Total Corporate Bonds & Notes — 97.7% (Cost: $17,993,289,815)		17,575,135,632
Floating Rate Loan Interests
Media — 0.1%
Radiate Holdco LLC, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%, 1.50% PIK), 9.47%, 09/25/29(d)(e)	14,852	12,079,728
Total Floating Rate Loan Interests — 0.1% (Cost: $13,087,699)		12,079,728
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(c)	203,107	$5,112,203
Office REITs — 0.0%
Office Properties Income Trust	18,325	3,911
Total Common Stocks — 0.0% (Cost $20,944,592)		5,116,114
Total Long-Term Investments — 97.8% (Cost: $18,027,322,106)		17,592,331,474
Short-Term Securities
Money Market Funds — 17.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(j)(k)(l)	2,933,116,476	2,934,583,034
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.26%(j)(k)	218,560,000	218,560,000
Total Short-Term Securities — 17.5% (Cost: $3,151,581,045)		3,153,143,034
Total Investments — 115.3% (Cost: $21,178,903,151)		20,745,474,508
Liabilities in Excess of Other Assets — (15.3)%		(2,755,319,711)
Net Assets — 100.0%		$17,990,154,797

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Perpetual security with no stated maturity date.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$2,699,971,297	$234,606,654 (a)	$—	$(70,323)	$75,406	$2,934,583,034	2,933,116,476	$6,736,074 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,690,000	57,870,000 (a)	—	—	—	218,560,000	218,560,000	1,460,970	—
				$(70,323)	$75,406	$3,153,143,034		$8,197,044	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$17,571,061,186	$4,074,446	$17,575,135,632
Floating Rate Loan Interests	—	12,079,728	—	12,079,728
Common Stocks	3,911	—	5,112,203	5,116,114
Short-Term Securities
Money Market Funds	3,153,143,034	—	—	3,153,143,034
	$3,153,146,945	$17,583,140,914	$9,186,649	$20,745,474,508
See notes to financial statements.
Schedule of Investments
20

Schedule of Investments (unaudited)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31(a)	$12,636	$11,356,103
Aerospace & Defense — 2.4%
Boeing Co. (The)
2.95%, 02/01/30	11,019	10,341,633
3.20%, 03/01/29(a)	8,716	8,381,894
3.25%, 02/01/35(a)	7,030	5,998,991
3.60%, 05/01/34(a)	8,831	7,860,186
3.63%, 02/01/31	13,721	13,097,780
3.75%, 02/01/50	18,117	12,905,444
3.90%, 05/01/49	8,853	6,437,230
3.95%, 08/01/59	10,920	7,510,361
5.15%, 05/01/30	24,271	24,882,272
5.71%, 05/01/40	20,410	20,478,455
5.81%, 05/01/50	41,581	40,002,461
5.93%, 05/01/60	26,573	25,479,946
6.30%, 05/01/29	10,198	10,828,863
6.39%, 05/01/31	5,162	5,601,893
6.53%, 05/01/34	19,035	20,831,769
6.86%, 05/01/54	18,104	19,870,203
7.01%, 05/01/64	12,087	13,377,037
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	9,082	8,791,679
General Dynamics Corp.
3.63%, 04/01/30	9,434	9,261,558
4.25%, 04/01/40	5,940	5,350,853
4.25%, 04/01/50(a)	6,637	5,513,465
4.95%, 08/15/35(a)	8,080	8,156,563
General Electric Co.
4.30%, 07/29/30(a)	7,904	7,935,438
4.90%, 01/29/36(a)	8,297	8,316,114
5.88%, 01/14/38	7,645	8,195,873
6.75%, 03/15/32(a)	12,968	14,685,106
L3Harris Technologies Inc.
5.05%, 06/01/29	8,401	8,624,341
5.25%, 06/01/31	6,906	7,163,416
5.35%, 06/01/34	6,702	6,868,254
5.40%, 07/31/33	11,133	11,487,852
Lockheed Martin Corp.
2.80%, 06/15/50	9,434	5,877,854
3.80%, 03/01/45	8,265	6,554,724
3.90%, 06/15/32(a)	6,276	6,082,658
4.07%, 12/15/42	10,787	9,058,689
4.09%, 09/15/52(a)	11,336	8,844,075
4.15%, 06/15/53	10,942	8,599,693
4.40%, 08/15/30	6,720	6,771,754
4.70%, 05/15/46	7,583	6,760,605
4.75%, 02/15/34(a)	6,825	6,809,578
5.00%, 08/15/35(a)	10,500	10,557,669
5.20%, 02/15/55(a)	6,140	5,704,340
5.20%, 02/15/64	7,117	6,467,306
5.25%, 01/15/33(a)	7,952	8,288,177
5.70%, 11/15/54(a)	6,417	6,424,392
5.90%, 11/15/63	5,936	6,064,558
Northrop Grumman Corp.
4.03%, 10/15/47(a)	18,195	14,411,517
4.40%, 05/01/30	4,213	4,247,752
4.70%, 03/15/33(a)	8,158	8,160,443
4.75%, 06/01/43	7,348	6,639,914
4.90%, 06/01/34	10,779	10,795,803
Security	Par (000)	Value
Aerospace & Defense (continued)
4.95%, 03/15/53(a)	$8,727	$7,762,587
5.20%, 06/01/54(a)	8,458	7,759,371
5.25%, 05/01/50(a)	8,807	8,224,459
RTX Corp.
1.90%, 09/01/31	9,843	8,521,900
2.25%, 07/01/30(a)	11,404	10,425,559
2.38%, 03/15/32	9,107	7,974,606
2.82%, 09/01/51	8,231	5,014,643
3.03%, 03/15/52(a)	10,522	6,669,663
3.13%, 07/01/50	9,724	6,382,537
3.75%, 11/01/46(a)	10,456	7,958,034
4.13%, 11/16/28	8,426	8,433,268
4.15%, 05/15/45	7,750	6,347,899
4.35%, 04/15/47	8,998	7,481,788
4.45%, 11/16/38(a)	12,953	11,988,441
4.50%, 06/01/42	24,092	21,242,172
4.63%, 11/16/48	12,994	11,157,299
5.15%, 02/27/33	8,745	8,982,254
5.38%, 02/27/53(a)	9,082	8,590,992
6.00%, 03/15/31	6,428	6,938,203
6.10%, 03/15/34(a)	8,872	9,626,489
6.40%, 03/15/54	13,550	14,655,950
		709,496,545
Agriculture — 1.7%
Altria Group Inc.
2.45%, 02/04/32	16,133	14,045,733
3.40%, 05/06/30	10,425	9,988,160
3.40%, 02/04/41	12,081	9,063,215
3.70%, 02/04/51(a)	11,517	7,975,715
3.88%, 09/16/46(a)	17,055	12,667,951
4.00%, 02/04/61(a)	7,427	5,231,796
4.25%, 08/09/42	8,710	7,133,441
4.80%, 02/14/29	8,345	8,473,561
5.38%, 01/31/44(a)	12,306	11,753,949
5.80%, 02/14/39	16,415	16,736,453
5.95%, 02/14/49(a)	16,347	16,219,258
Archer-Daniels-Midland Co.
2.70%, 09/15/51(a)	5,607	3,375,794
2.90%, 03/01/32(a)	6,624	6,026,472
3.25%, 03/27/30(a)	10,256	9,862,354
BAT Capital Corp.
2.73%, 03/25/31(a)	20,689	18,812,524
4.39%, 08/15/37	17,252	15,562,795
4.54%, 08/15/47	15,528	12,550,431
4.74%, 03/16/32(a)	5,609	5,598,136
4.76%, 09/06/49	13,207	10,859,337
4.91%, 04/02/30	6,282	6,395,394
5.35%, 08/15/32	8,341	8,578,311
5.63%, 08/15/35(a)	6,900	7,066,675
5.83%, 02/20/31	8,712	9,209,891
6.00%, 02/20/34	6,441	6,827,655
6.34%, 08/02/30	8,140	8,788,310
6.42%, 08/02/33(a)	9,738	10,610,693
7.08%, 08/02/43	6,527	7,212,268
7.08%, 08/02/53	6,789	7,523,234
BAT International Finance PLC, 5.93%, 02/02/29	7,043	7,401,488
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	10,417	9,518,370
4.20%, 09/17/29	7,058	7,022,839
4.65%, 09/17/34	6,451	6,275,475
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(b)	$8,641	$8,987,065
Philip Morris International Inc.
1.75%, 11/01/30(a)	14,586	12,863,687
2.10%, 05/01/30	9,318	8,478,145
3.38%, 08/15/29	11,327	10,995,647
3.88%, 08/21/42	4,846	3,922,713
4.13%, 03/04/43(a)	8,616	7,217,285
4.25%, 11/10/44	9,798	8,246,815
4.38%, 04/30/30	4,133	4,153,156
4.38%, 11/15/41	4,729	4,128,428
4.63%, 11/01/29(a)	8,880	9,014,579
4.75%, 11/01/31	10,034	10,167,626
4.88%, 02/13/29	9,995	10,204,394
4.88%, 11/15/43	5,510	5,033,740
4.90%, 11/01/34	10,400	10,361,918
5.13%, 02/15/30	7,938	8,205,370
5.13%, 02/13/31	11,289	11,660,873
5.25%, 02/13/34	9,694	9,907,328
5.38%, 02/15/33	15,753	16,308,111
5.63%, 11/17/29	10,352	10,892,066
5.63%, 09/07/33	6,694	7,022,096
5.75%, 11/17/32	9,081	9,620,802
6.38%, 05/16/38(a)	7,611	8,423,789
Reynolds American Inc.
5.70%, 08/15/35(a)	7,461	7,674,613
5.85%, 08/15/45(a)	16,867	16,257,600
		524,115,524
Airlines — 0.0%
Delta Air Lines Inc., 5.25%, 07/10/30	1,175	1,198,086
Apparel — 0.1%
NIKE Inc.
2.85%, 03/27/30	14,294	13,564,184
3.25%, 03/27/40	8,407	6,686,356
3.38%, 03/27/50(a)	8,088	5,687,360
3.88%, 11/01/45	10,634	8,435,796
Tapestry Inc.
5.10%, 03/11/30(a)	200	204,396
5.50%, 03/11/35	452	456,121
		35,034,213
Auto Manufacturers — 2.2%
American Honda Finance Corp.
4.40%, 09/05/29(a)	5,649	5,680,529
4.90%, 03/13/29(a)	6,157	6,294,334
4.90%, 01/10/34(a)	9,641	9,612,508
5.05%, 07/10/31	7,902	8,095,920
5.15%, 07/09/32(a)	5,495	5,597,082
5.65%, 11/15/28(a)	5,215	5,442,175
Cummins Inc.
1.50%, 09/01/30	11,336	9,990,894
5.15%, 02/20/34(a)	5,734	5,874,140
5.30%, 05/09/35	9,439	9,622,045
5.45%, 02/20/54(a)	6,660	6,434,369
Ford Motor Co.
3.25%, 02/12/32	21,673	18,582,389
4.75%, 01/15/43(a)	15,538	12,014,668
5.29%, 12/08/46(a)	11,273	9,154,666
6.10%, 08/19/32(a)	11,157	11,271,768
7.45%, 07/16/31(a)	6,184	6,810,178
Security	Par (000)	Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
2.90%, 02/10/29	$7,740	$7,130,141
3.63%, 06/17/31(a)	11,505	10,352,498
4.00%, 11/13/30	13,679	12,710,240
5.11%, 05/03/29(a)	9,164	9,026,848
5.30%, 09/06/29(a)	9,264	9,193,071
5.80%, 03/08/29	8,149	8,237,139
5.88%, 11/07/29	8,248	8,339,019
6.05%, 03/05/31(a)	6,900	7,009,125
6.05%, 11/05/31(a)	9,772	9,884,816
6.13%, 03/08/34	12,382	12,169,483
6.50%, 02/07/35(a)	12,839	12,935,524
6.53%, 03/19/32(a)	8,180	8,406,975
6.80%, 11/07/28(a)	5,817	6,052,106
7.12%, 11/07/33	9,810	10,266,354
7.20%, 06/10/30(a)	7,418	7,871,241
7.35%, 03/06/30	9,020	9,594,873
General Motors Co.
5.00%, 10/01/28(a)	4,663	4,740,208
5.00%, 04/01/35	6,278	5,993,676
5.15%, 04/01/38	8,142	7,597,979
5.20%, 04/01/45(a)	8,227	7,145,195
5.40%, 10/15/29(a)	10,128	10,447,279
5.40%, 04/01/48(a)	7,034	6,190,884
5.60%, 10/15/32(a)	9,594	9,851,490
5.63%, 04/15/30(a)	6,425	6,629,519
5.95%, 04/01/49(a)	7,194	6,737,683
6.25%, 10/02/43(a)	12,474	12,297,090
6.60%, 04/01/36(a)	9,264	9,806,194
6.75%, 04/01/46(a)	5,582	5,782,085
General Motors Financial Co. Inc.
2.35%, 01/08/31(a)	11,235	9,888,189
2.40%, 10/15/28(a)	3,809	3,590,254
2.70%, 06/10/31(a)	9,573	8,491,172
3.10%, 01/12/32	14,339	12,743,218
3.60%, 06/21/30(a)	10,689	10,149,201
4.30%, 04/06/29(a)	6,729	6,656,252
4.90%, 10/06/29(a)	8,165	8,220,093
5.35%, 01/07/30	6,703	6,856,812
5.45%, 07/15/30(a)	6,718	6,900,214
5.45%, 09/06/34	5,990	5,931,335
5.55%, 07/15/29	13,027	13,430,187
5.60%, 06/18/31	9,727	10,025,614
5.63%, 04/04/32(a)	5,389	5,513,594
5.75%, 02/08/31	6,010	6,230,396
5.80%, 01/07/29	9,148	9,486,764
5.85%, 04/06/30	10,388	10,846,696
5.90%, 01/07/35(a)	6,943	7,050,432
5.95%, 04/04/34	8,405	8,602,388
6.10%, 01/07/34	13,692	14,195,715
6.15%, 07/15/35(a)	6,938	7,124,913
6.40%, 01/09/33(a)	7,805	8,271,884
Honda Motor Co. Ltd.
2.97%, 03/10/32(a)	6,988	6,308,144
4.69%, 07/08/30	10,393	10,496,307
5.34%, 07/08/35(a)	8,530	8,571,841
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	9,605	11,469,952
Toyota Motor Credit Corp.
2.15%, 02/13/30(a)	5,706	5,242,528
3.38%, 04/01/30	7,852	7,588,254
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.45%, 06/29/29	$7,776	$7,867,509
4.55%, 08/09/29(a)	6,770	6,874,517
4.60%, 10/10/31	6,702	6,778,921
4.65%, 01/05/29	5,362	5,459,726
4.80%, 05/15/30	7,645	7,825,747
4.80%, 01/05/34	7,721	7,774,039
5.05%, 05/16/29	5,810	6,000,106
5.10%, 03/21/31(a)	8,382	8,688,046
5.35%, 01/09/35(a)	7,686	7,933,289
5.55%, 11/20/30(a)	5,789	6,129,121
		674,089,770
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	13,659	8,217,507
3.25%, 03/01/32(a)	10,458	9,482,981
4.15%, 05/01/52	6,990	5,047,865
		22,748,353
Banks — 22.4%
Australia & New Zealand Banking Group Ltd./New York, 4.62%, 12/16/29(a)	5,184	5,301,605
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	9,111	9,428,491
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)(c)	9,613	10,083,611
Banco Santander SA
2.75%, 12/03/30	15,022	13,539,359
2.96%, 03/25/31(a)	9,071	8,370,338
3.31%, 06/27/29(a)	9,105	8,790,379
3.49%, 05/28/30	16,120	15,484,801
5.44%, 07/15/31(a)	12,271	12,852,940
5.54%, 03/14/30, (1-year CMT + 1.450%)(c)	10,467	10,861,976
5.57%, 01/17/30	8,663	9,044,720
6.03%, 01/17/35(a)	12,430	13,180,390
6.35%, 03/14/34(a)	7,053	7,476,585
6.61%, 11/07/28	5,485	5,868,736
6.92%, 08/08/33(a)	12,139	13,349,722
6.94%, 11/07/33(a)	12,170	13,813,472
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	29,769	26,466,650
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	26,968	23,790,922
2.30%, 07/21/32, (1-day SOFR + 1.220%)(c)	29,045	25,627,284
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(c)	23,627	21,814,885
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	29,875	26,633,796
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	17,510	16,191,949
2.68%, 06/19/41, (1-day SOFR + 1.930%)(c)	41,386	29,826,385
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	39,741	36,027,760
2.83%, 10/24/51, (1-day SOFR + 1.880%)(c)	13,055	8,116,186
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(c)	18,939	17,915,574
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)(c)	28,628	25,851,347
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(c)	18,483	11,852,361
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(c)	21,571	20,718,514
3.31%, 04/22/42, (1-day SOFR + 1.580%)(c)	26,465	20,356,645
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(c)	12,965	10,152,737
Security	Par (000)	Value
Banks (continued)
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(c)	$24,804	$24,584,653
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(c)	14,107	12,341,572
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(c)	44,617	35,112,156
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(c)	19,572	17,899,281
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(c)	19,367	15,924,669
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(c)	13,501	11,493,823
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)(c)	25,224	24,940,084
5.00%, 01/21/44	12,371	11,700,959
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)(c)	40,411	41,035,079
5.16%, 01/24/31, (1-day SOFR + 1.000%)(a)(c)	18,759	19,352,887
5.29%, 04/25/34, (1-day SOFR + 1.910%)(c)	32,342	33,161,055
5.46%, 05/09/36, (1-day SOFR + 1.640%)(a)(c)	16,982	17,451,505
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)(c)	37,778	39,004,844
5.51%, 01/24/36, (1-day SOFR + 1.310%)(c)	28,579	29,411,715
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	7,055	7,373,013
5.87%, 09/15/34, (1-day SOFR + 1.840%)(c)	29,869	31,684,139
5.88%, 02/07/42	15,254	15,934,486
6.00%, 10/15/36	10,084	10,771,639
6.11%, 01/29/37(a)	14,897	15,795,630
7.75%, 05/14/38(a)	14,979	17,991,620
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	19,287	17,520,131
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)(c)	9,083	6,436,772
Bank of Montreal
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(c)	6,056	6,145,355
5.51%, 06/04/31(a)	8,593	9,037,379
5.72%, 09/25/28	372	388,952
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29	5,081	4,919,846
Bank of Nova Scotia (The)
2.45%, 02/02/32	10,687	9,387,289
4.85%, 02/01/30	8,321	8,512,054
5.13%, 02/14/31, (1-day SOFR + 1.070%)(c)	8,936	9,192,777
5.65%, 02/01/34	7,844	8,269,216
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.900%)(c)	16,225	14,882,172
2.67%, 03/10/32, (1-year CMT + 1.200%)(c)	11,885	10,700,005
2.89%, 11/24/32, (1-year CMT + 1.300%)(c)	13,005	11,652,748
3.33%, 11/24/42, (1-year CMT + 1.300%)(a)(c)	8,356	6,209,946
4.94%, 09/10/30, (1-day SOFR + 1.560%)(c)	6,915	7,019,859
4.95%, 01/10/47(a)	11,580	10,370,769
5.25%, 08/17/45(a)	13,241	12,425,775
5.34%, 09/10/35, (1-day SOFR + 1.910%)(c)	16,308	16,309,934
5.37%, 02/25/31, (1-day SOFR + 1.230%)(c)	13,814	14,244,653
5.69%, 03/12/30, (1-day SOFR + 1.740%)(c)	9,834	10,227,814
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)(c)	5,844	6,106,081
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.79%, 02/25/36, (1-day SOFR + 1.590%)(a)(c)	$13,518	$13,928,194
5.86%, 08/11/46, (1-day SOFR + 1.830%)(c)	10,440	10,365,802
6.04%, 03/12/55, (1-day SOFR + 2.420%)(a)(c)	7,574	7,733,353
6.22%, 05/09/34, (1-day SOFR + 2.980%)(c)	14,841	15,842,120
6.49%, 09/13/29, (1-day SOFR + 2.220%)(c)	11,350	12,031,488
6.69%, 09/13/34, (1-day SOFR + 2.620%)(c)	10,062	11,017,022
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	14,839	16,944,856
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	10,498	10,473,271
Canadian Imperial Bank of Commerce
3.60%, 04/07/32(a)	9,810	9,227,468
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)(c)	6,634	6,705,333
5.25%, 01/13/31, (1-day SOFR + 1.105%)(c)	8,185	8,445,689
5.26%, 04/08/29	9,729	10,064,772
6.09%, 10/03/33(a)	7,898	8,519,892
Citibank NA
4.84%, 08/06/29	14,470	14,834,577
4.91%, 05/29/30	26,396	27,073,044
5.57%, 04/30/34(a)	14,503	15,176,524
5.80%, 09/29/28(a)	3,808	3,990,780
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	19,975	17,668,123
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	30,010	26,947,275
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	30,588	28,062,101
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	21,629	20,059,591
2.90%, 11/03/42, (1-day SOFR + 1.379%)(c)	8,963	6,372,321
2.98%, 11/05/30, (1-day SOFR + 1.422%)(c)	20,470	19,326,509
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	28,985	26,183,913
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	23,599	22,205,085
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(c)	10,270	8,889,373
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(c)	10,247	10,118,152
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(c)	15,835	13,011,277
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)(c)	33,692	33,578,529
4.54%, 09/19/30, (1-day SOFR + 1.338%)(c)	20,729	20,815,678
4.65%, 07/30/45	12,186	10,663,099
4.65%, 07/23/48(a)	20,084	17,385,636
4.75%, 05/18/46	12,488	10,820,471
4.91%, 05/24/33, (1-day SOFR + 2.086%)(c)	18,879	18,950,961
4.95%, 05/07/31, (1-day SOFR + 1.463%)(c)	16,885	17,197,644
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	10,993	11,268,895
5.30%, 05/06/44	6,174	5,850,139
5.32%, 03/26/41, (1-day SOFR + 4.548%)(c)	15,091	14,724,025
5.45%, 06/11/35, (1-day SOFR + 1.447%)(c)	18,979	19,491,372
5.61%, 03/04/56, (1-day SOFR + 1.746%)(c)	17,598	17,110,696
5.88%, 01/30/42	8,372	8,661,823
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	19,591	21,223,163
6.63%, 06/15/32(a)	6,158	6,787,283
6.68%, 09/13/43(a)	8,294	9,170,672
8.13%, 07/15/39	13,431	16,929,100
Series ., 5.33%, 03/27/36, (1-day SOFR + 1.465%)(a)(c)	16,219	16,389,110
Citizens Financial Group Inc.
3.25%, 04/30/30	9,321	8,807,828
5.25%, 03/05/31, (1-day SOFR + 1.259%)(c)	6,607	6,753,815
Security	Par (000)	Value
Banks (continued)
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	$9,434	$9,830,748
5.84%, 01/23/30, (1-day SOFR + 2.010%)(c)	9,971	10,372,061
6.65%, 04/25/35, (1-day SOFR + 2.325%)(c)	7,403	8,050,076
Cooperatieve Rabobank UA
5.25%, 05/24/41	14,090	13,904,440
5.25%, 08/04/45(a)	10,677	9,956,047
5.75%, 12/01/43	9,309	9,308,653
Cooperatieve Rabobank UA/NY, 4.49%, 10/17/29(a)	6,913	7,024,892
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.718%)(c)	11,397	10,389,241
3.55%, 09/18/31, (1-day SOFR + 3.043%)(c)	12,344	11,691,621
4.95%, 08/04/31, (1-day SOFR + 1.300%)(c)	6,130	6,175,976
5.00%, 09/11/30, (1-day SOFR + 1.700%)(c)	13,137	13,353,256
5.30%, 05/09/31, (1-day SOFR + 1.720%)(c)	11,409	11,683,280
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)(c)	6,747	6,787,659
5.41%, 05/10/29	8,055	8,385,990
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)(c)	7,328	7,854,136
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(c)	11,999	12,149,627
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)(c)	8,507	8,657,410
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)(c)	11,569	12,111,570
8.25%, 03/01/38(a)	2,961	3,624,009
Goldman Sachs Capital I, 6.35%, 02/15/34	6,718	7,117,219
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	30,678	26,941,377
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)(c)	41,830	37,025,456
2.60%, 02/07/30(a)	14,115	13,186,479
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	27,369	24,699,800
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	21,075	18,826,129
2.91%, 07/21/42, (1-day SOFR + 1.472%)(c)	15,651	11,221,513
3.10%, 02/24/33, (1-day SOFR + 1.410%)(c)	34,478	31,357,696
3.21%, 04/22/42, (1-day SOFR + 1.513%)(c)	16,677	12,518,623
3.44%, 02/24/43, (1-day SOFR + 1.632%)(c)	17,673	13,511,972
3.80%, 03/15/30(a)	17,667	17,358,370
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(c)	20,125	17,684,876
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(c)	16,482	15,000,936
4.69%, 10/23/30, (1-day SOFR + 1.135%)(c)	18,762	18,943,151
4.75%, 10/21/45	18,308	16,242,281
4.80%, 07/08/44	12,157	10,932,863
5.02%, 10/23/35, (1-day SOFR + 1.420%)(a)(c)	29,721	29,521,513
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)(c)	19,874	20,345,690
5.15%, 05/22/45	18,595	16,925,937
5.21%, 01/28/31, (1-day SOFR + 1.078%)(c)	7,676	7,909,912
5.22%, 04/23/31, (1-day SOFR + 1.580%)(c)	15,767	16,268,439
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	25,574	26,016,425
5.54%, 01/28/36, (1-day SOFR + 1.380%)(c)	26,756	27,579,483
5.56%, 11/19/45, (1-day SOFR + 1.580%)(c)	20,045	19,778,550
5.73%, 04/25/30, (1-day SOFR +1.265%)(c)	5,904	6,178,548
5.73%, 01/28/56, (1-day SOFR + 1.696%)(c)	28,834	28,719,094
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.85%, 04/25/35, (1-day SOFR + 1.552%)(a)(c)	$19,083	$20,107,916
6.13%, 02/15/33(a)	11,927	13,058,312
6.25%, 02/01/41	16,439	17,650,581
6.48%, 10/24/29, (1-day SOFR + 1.770%)(c)	23,971	25,501,158
6.56%, 10/24/34, (1-day SOFR + 1.950%)(c)	12,404	13,757,935
6.75%, 10/01/37	39,142	43,390,273
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.947%)(c)	20,834	18,802,450
2.80%, 05/24/32, (1-day SOFR + 1.187%)(c)	28,420	25,667,705
2.85%, 06/04/31, (1-day SOFR + 2.387%)(c)	21,663	20,099,492
2.87%, 11/22/32, (1-day SOFR + 1.410%)(c)	12,457	11,196,058
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(c)	21,839	21,487,305
4.95%, 03/31/30	16,311	16,713,903
5.13%, 03/03/31, (1-day SOFR + 1.290%)(c)	9,813	10,043,321
5.24%, 05/13/31, (1-day SOFR + 1.570%)(c)	17,762	18,252,389
5.25%, 03/14/44(a)	8,617	8,124,002
5.29%, 11/19/30, (1-day SOFR + 1.290%)(c)	13,880	14,304,475
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)(c)	19,973	20,614,345
5.45%, 03/03/36, (1-day SOFR + 1.560%)(a)(c)	21,391	21,741,975
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	15,350	15,926,802
5.72%, 03/04/35, (1-day SOFR + 1.780%)(c)	14,104	14,777,843
5.73%, 05/17/32, (1-day SOFR + 1.520%)(c)	11,334	11,884,914
5.79%, 05/13/36, (1-day SOFR + 1.880%)(c)	19,906	20,686,072
6.10%, 01/14/42(a)	10,634	11,332,208
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)(c)	13,300	14,356,243
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)(c)	22,366	23,979,653
6.50%, 05/02/36	9,959	10,801,016
6.50%, 09/15/37(a)	12,534	13,493,596
6.50%, 09/15/37	7,286	7,706,508
6.80%, 06/01/38	6,533	7,244,262
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	9,486	8,774,257
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)(c)	9,857	10,149,909
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(c)	9,046	9,350,309
Huntington National Bank (The), 5.65%, 01/10/30	7,317	7,654,614
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(c)	10,611	9,685,319
4.05%, 04/09/29	11,463	11,378,459
4.25%, 03/28/33, (1-day SOFR + 2.070%)(c)	9,197	8,924,624
4.55%, 10/02/28	3,797	3,837,268
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(c)	11,199	11,454,436
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)(c)	14,075	14,525,724
5.53%, 03/25/36, (1-day SOFR + 1.610%)(c)	7,879	8,067,846
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)(c)	12,391	12,766,219
6.11%, 09/11/34, (1-day SOFR + 2.090%)(c)	8,233	8,806,283
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(c)	30,407	26,699,617
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	26,178	23,004,043
Security	Par (000)	Value
Banks (continued)
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	$21,177	$19,562,593
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(c)	16,966	11,988,440
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	26,688	23,767,319
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(c)	30,132	27,258,142
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(a)(c)	29,758	28,012,768
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	36,675	33,259,622
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(c)	16,803	12,935,354
3.11%, 04/22/51, (1-day SOFR + 2.440%)(c)	20,779	13,881,897
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.460%)(c)	13,459	10,201,666
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)(c)	27,563	19,077,119
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)(c)	12,993	12,739,061
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(c)	23,230	20,525,313
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(c)	18,621	14,645,001
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(a)(c)	27,291	21,680,361
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(c)	11,387	9,138,260
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(c)	16,598	13,847,112
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(c)	13,255	13,348,163
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(c)	24,124	24,288,622
4.57%, 06/14/30, (1-day SOFR + 1.750%)(c)	12,993	13,127,858
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	16,840	16,756,381
4.60%, 10/22/30, (1-day SOFR + 1.040%)(c)	9,541	9,642,543
4.85%, 02/01/44	8,510	7,871,897
4.91%, 07/25/33, (1-day SOFR + 2.080%)(c)	32,215	32,628,711
4.95%, 10/22/35, (1-day SOFR + 1.340%)(c)	27,164	26,974,050
4.95%, 06/01/45(a)	16,396	14,926,776
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	14,327	14,681,744
5.01%, 01/23/30, (1-day SOFR + 1.310%)(c)	10,852	11,111,466
5.10%, 04/22/31, (1-day SOFR + 1.435%)(c)	15,962	16,467,638
5.14%, 01/24/31, (1-day SOFR + 1.010%)(a)(c)	11,165	11,495,867
5.29%, 07/22/35, (1-day SOFR + 1.460%)(c)	28,268	28,823,726
5.34%, 01/23/35, (1-day SOFR + 1.620%)(c)	24,416	25,079,556
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)(c)	34,991	36,122,444
5.40%, 01/06/42(a)	12,214	12,189,521
5.50%, 01/24/36, (1-day SOFR + 1.315%)(c)	20,083	20,721,453
5.50%, 10/15/40	13,468	13,723,664
5.53%, 11/29/45, (1-day SOFR + 1.550%)(c)	16,173	16,224,990
5.57%, 04/22/36, (1-day SOFR + 1.680%)(a)(c)	26,308	27,361,641
5.58%, 04/22/30, (1-day SOFR +1.160%)(c)	13,979	14,590,327
5.60%, 07/15/41	12,395	12,693,346
5.63%, 08/16/43(a)	10,153	10,230,645
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	22,065	23,283,621
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	11,472	12,095,546
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)(c)	19,734	21,534,564
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.40%, 05/15/38	$19,480	$21,727,267
KeyBank NA, 5.00%, 01/26/33	8,008	7,987,481
KeyBank NA/Cleveland OH, 4.90%, 08/08/32(a)	5,823	5,708,481
KeyCorp
2.55%, 10/01/29(a)	5,082	4,751,637
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)(c)	5,040	4,978,334
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)(c)	5,310	5,703,918
Lloyds Banking Group PLC
4.34%, 01/09/48(a)	11,924	9,571,364
4.98%, 08/11/33, (1-year CMT + 2.300%)(c)	8,973	8,996,434
5.30%, 12/01/45(a)	6,940	6,486,945
5.59%, 11/26/35, (1-year CMT + 1.200%)(c)	13,662	14,013,583
5.68%, 01/05/35, (1-year CMT + 1.750%)(c)	16,169	16,752,445
5.72%, 06/05/30, (1-year CMT + 1.070%)(c)	10,299	10,775,567
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	11,543	11,454,096
5.18%, 07/08/31, (1-day SOFR + 1.400%)(a)(c)	4,957	5,069,110
5.39%, 01/16/36, (1-day SOFR + 1.610%)(a)(c)	6,534	6,546,717
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	8,571	9,104,420
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)(c)	9,137	9,946,735
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	19,150	17,226,986
2.31%, 07/20/32, (1-year CMT + 0.950%)(c)	15,082	13,339,094
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	6,613	5,852,705
2.56%, 02/25/30	9,360	8,702,137
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	9,745	8,749,649
3.20%, 07/18/29	9,476	9,116,360
3.74%, 03/07/29	9,789	9,676,986
3.75%, 07/18/39(a)	14,074	12,182,568
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	8,594	8,765,347
5.16%, 04/24/31, (1-year CMT + 1.170%)(c)	10,474	10,802,064
5.20%, 01/16/31, (1-year CMT + 0.780%)(c)	10,685	11,032,167
5.26%, 04/17/30, (1-year CMT + 0.820%)(a)(c)	6,737	6,945,930
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(c)	6,906	7,196,134
5.43%, 04/17/35, (1-year CMT + 1.000%)(c)	12,698	13,079,282
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(c)	8,509	8,845,752
5.47%, 09/13/33, (1-year CMT + 2.125%)(a)(c)	5,348	5,565,853
5.57%, 01/16/36, (1-year CMT + 0.950%)(c)	10,253	10,662,780
5.62%, 04/24/36, (1-year CMT + 1.270%)(c)	10,496	10,939,350
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(c)	8,240	7,311,285
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(a)(c)	9,916	8,935,161
2.56%, 09/13/31	12,025	10,643,817
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(c)	6,670	6,385,359
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)(c)	8,557	8,565,010
4.71%, 07/08/31, (1-year CMT + 0.920%)(a)(c)	10,805	10,920,468
5.32%, 07/08/36, (1-year CMT + 1.070%)(c)	12,000	12,187,524
Security	Par (000)	Value
Banks (continued)
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	$7,469	$7,725,629
5.38%, 07/10/30, (1-year CMT + 1.080%)(c)	5,503	5,701,666
5.42%, 05/13/36, (1-year CMT + 0.980%)(a)(c)	7,025	7,217,047
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(c)	6,304	6,544,302
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)(c)	5,082	5,334,691
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	4,697	4,943,985
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	6,629	6,982,455
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(c)	26,152	22,685,291
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	23,188	20,144,160
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)(c)	22,990	20,186,043
2.51%, 10/20/32, (1-day SOFR + 1.200%)(c)	18,949	16,788,115
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	34,283	31,941,533
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(c)	22,719	13,994,086
2.94%, 01/21/33, (1-day SOFR + 1.290%)(c)	24,455	22,027,900
3.22%, 04/22/42, (1-day SOFR + 1.485%)(c)	15,016	11,431,682
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	16,220	15,677,159
3.97%, 07/22/38(c)	16,185	14,268,759
4.30%, 01/27/45(a)	17,450	14,891,341
4.38%, 01/22/47(a)	23,305	19,833,879
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)(c)	7,160	7,189,957
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(c)	10,397	9,677,688
4.65%, 10/18/30, (1-day SOFR + 1.100%)(c)	25,512	25,749,966
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	18,536	18,689,656
5.04%, 07/19/30, (1-day SOFR + 1.215%)(c)	12,489	12,791,969
5.17%, 01/16/30, (1-day SOFR + 1.450%)(c)	7,091	7,285,725
5.19%, 04/17/31, (1-day SOFR + 1.510%)(c)	19,995	20,606,275
5.23%, 01/15/31, (1-day SOFR + 1.108%)(c)	25,363	26,161,770
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	30,147	30,794,850
5.32%, 07/19/35, (1-day SOFR + 1.555%)(c)	24,636	25,087,127
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)(c)	17,122	17,666,596
5.47%, 01/18/35, (1-day SOFR + 1.730%)(c)	25,135	25,890,812
5.52%, 11/19/55, (1-day SOFR + 1.710%)(c)	26,425	25,743,045
5.59%, 01/18/36, (1-day SOFR + 1.418%)(c)	28,432	29,385,794
5.60%, 03/24/51, (1-day SOFR + 4.840%)(c)	16,081	15,847,780
5.66%, 04/18/30, (1-day SOFR + 1.260%)(a)(c)	8,064	8,417,831
5.66%, 04/17/36, (1-day SOFR + 1.757%)(a)(c)	27,011	28,115,534
5.83%, 04/19/35, (1-day SOFR + 1.580%)(c)	26,141	27,558,294
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	16,629	18,160,350
6.38%, 07/24/42	14,911	16,383,639
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	6,435	6,835,663
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	14,598	16,182,089
7.25%, 04/01/32	12,418	14,309,578
Morgan Stanley Private Bank N.A., 4.73%, 07/18/31, (1-day SOFR + 1.080%)(c)	24,799	25,146,317
National Australia Bank Ltd./New York
4.53%, 06/13/30(a)	10,694	10,874,457
4.79%, 01/10/29(a)	4,579	4,692,634
4.90%, 01/14/30(a)	4,686	4,839,780
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
National Bank of Canada
4.50%, 10/10/29(a)	$5,960	$5,997,706
5.60%, 12/18/28	5,411	5,636,914
NatWest Group PLC
4.45%, 05/08/30(c)	9,836	9,865,196
4.96%, 08/15/30, (1-year CMT + 1.220%)(a)(c)	9,383	9,576,412
5.08%, 01/27/30(c)	13,609	13,903,070
5.12%, 05/23/31, (1-year CMT + 1.050%)(c)	13,623	13,938,848
5.78%, 03/01/35, (1-year CMT + 1.500%)(c)	11,230	11,732,543
5.81%, 09/13/29, (1-year CMT + 1.950%)(c)	9,926	10,366,443
6.02%, 03/02/34, (1-year CMT + 2.100%)(a)(c)	7,059	7,519,778
Northern Trust Corp.
1.95%, 05/01/30	14,308	13,013,378
6.13%, 11/02/32	7,703	8,385,970
PNC Bank NA, 2.70%, 10/22/29	10,338	9,723,238
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)(c)	11,038	9,819,587
2.55%, 01/22/30(a)	21,309	19,908,197
3.45%, 04/23/29	15,185	14,861,821
4.81%, 10/21/32, (1-day SOFR + 1.259%)(c)	12,654	12,781,899
4.90%, 05/13/31, (1-day SOFR + 1.333%)(a)(c)	9,313	9,498,633
5.07%, 01/24/34, (1-day SOFR + 1.933%)(c)	13,939	14,099,857
5.22%, 01/29/31, (1-day SOFR + 1.072%)(c)	8,180	8,451,079
5.37%, 07/21/36, (1-day SOFR + 1.417%)(c)	10,184	10,340,952
5.40%, 07/23/35, (1-day SOFR + 1.599%)(c)	11,151	11,395,056
5.49%, 05/14/30, (1-day SOFR + 1.198%)(c)	9,296	9,678,750
5.58%, 01/29/36, (1-day SOFR + 1.394%)(c)	17,281	17,829,385
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	9,253	9,650,229
5.94%, 08/18/34, (1-day SOFR + 1.946%)(c)	5,344	5,685,545
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(c)	8,216	8,802,581
6.88%, 10/20/34, (1-day SOFR + 2.284%)(c)	17,076	19,161,050
Regions Financial Corp.
5.50%, 09/06/35, (1-day SOFR +2.060%)(a)(c)	7,331	7,446,713
5.72%, 06/06/30, (1-day SOFR +1.490%)(c)	6,835	7,114,056
Royal Bank of Canada
2.30%, 11/03/31	8,463	7,535,006
3.88%, 05/04/32(a)	11,485	11,049,707
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(c)	15,945	16,071,136
4.70%, 08/06/31, (1-day SOFR + 1.060%)(c)	7,200	7,274,760
4.95%, 02/01/29	6,685	6,881,411
4.97%, 08/02/30, (1-day SOFR + 1.000%)(c)	11,056	11,290,865
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(a)(c)	8,163	8,357,460
5.00%, 02/01/33(a)	12,366	12,664,232
5.00%, 05/02/33	6,215	6,357,000
5.15%, 02/04/31, (1-day SOFR + 1.030%)(a)(c)	13,286	13,674,606
5.15%, 02/01/34(a)	10,132	10,469,217
Santander Holdings USA Inc.
5.35%, 09/06/30, (1-day SOFR + 1.940%)(c)	7,512	7,708,564
5.74%, 03/20/31, (1-day SOFR + 1.878%)(c)	8,985	9,332,840
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	7,080	7,428,919
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)(c)	6,976	7,412,702
Security	Par (000)	Value
Banks (continued)
Santander U.K. Group Holdings PLC
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(c)	$7,581	$7,678,776
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(c)	10,074	10,502,728
State Street Bank & Trust Co., 4.78%, 11/23/29	8,713	8,949,272
State Street Corp.
2.20%, 03/03/31	7,254	6,465,299
2.40%, 01/24/30(a)	9,091	8,526,066
4.83%, 04/24/30(a)	7,499	7,697,262
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	5,958	5,577,525
2.13%, 07/08/30(a)	19,631	17,713,116
2.22%, 09/17/31(a)	13,775	12,140,253
2.75%, 01/15/30	10,279	9,633,114
2.93%, 09/17/41(a)	6,640	4,802,181
3.04%, 07/16/29	19,355	18,472,126
5.24%, 04/15/30	7,116	7,376,340
5.32%, 07/09/29	9,800	10,147,494
5.42%, 07/09/31	13,767	14,389,109
5.56%, 07/09/34(a)	9,600	10,024,969
5.63%, 01/15/35(a)	11,294	11,854,537
5.71%, 01/13/30	7,159	7,551,668
5.72%, 09/14/28(a)	4,713	4,921,600
5.77%, 01/13/33(a)	13,049	13,840,837
5.81%, 09/14/33(a)	8,482	9,052,448
5.84%, 07/09/44	7,855	7,990,441
6.18%, 07/13/43(a)	6,832	7,326,665
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	9,641	8,515,793
3.20%, 03/10/32(a)	10,577	9,721,048
4.46%, 06/08/32(a)	16,488	16,307,155
4.78%, 12/17/29(a)	8,045	8,217,535
4.99%, 04/05/29	8,736	8,958,465
5.30%, 01/30/32(a)	7,959	8,276,574
Truist Bank, 2.25%, 03/11/30(a)	10,960	9,978,660
Truist Financial Corp.
1.95%, 06/05/30	12,938	11,632,917
5.07%, 05/20/31, (1-day SOFR + 1.309%)(a)(c)	9,440	9,660,730
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)(c)	15,691	15,796,996
5.15%, 08/05/32, (1-day SOFR + 1.571%)(c)	7,669	7,889,604
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	14,671	15,203,259
5.71%, 01/24/35, (1-day SOFR + 1.922%)(c)	11,951	12,451,611
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	13,431	14,114,893
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	7,710	8,241,379
7.16%, 10/30/29, (1-day SOFR + 2.446%)(c)	7,300	7,922,737
U.S. Bancorp
1.38%, 07/22/30	17,729	15,496,664
2.68%, 01/27/33, (1-day SOFR + 1.020%)(c)	9,267	8,196,131
3.00%, 07/30/29	13,942	13,318,409
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	19,669	19,547,328
5.05%, 02/12/31, (1-day SOFR + 1.061%)(c)	9,462	9,700,567
5.08%, 05/15/31, (1-day SOFR + 1.296%)(c)	8,960	9,204,294
5.10%, 07/23/30, (1-day SOFR + 1.250%)(c)	6,095	6,268,128
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	10,392	10,751,582
5.42%, 02/12/36, (1-day SOFR + 1.411%)(a)(c)	10,375	10,606,910
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)(c)	14,909	15,546,342
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	$12,058	$12,717,827
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)(c)	9,424	9,963,874
UBS AG/London
4.50%, 06/26/48(a)	7,156	6,203,343
5.65%, 09/11/28	4,341	4,535,519
UBS Group AG, 4.88%, 05/15/45	15,850	14,384,087
Wachovia Corp., 5.50%, 08/01/35	10,964	11,182,278
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(c)	27,010	25,022,558
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(c)	27,519	25,982,347
3.07%, 04/30/41, (1-day SOFR + 2.530%)(c)	31,394	23,848,851
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	32,948	30,359,414
3.90%, 05/01/45	17,690	14,081,806
4.15%, 01/24/29	4,900	4,892,757
4.40%, 06/14/46	17,407	14,261,170
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(a)(c)	20,835	20,896,436
4.61%, 04/25/53, (1-day SOFR + 2.130%)(a)(c)	24,945	21,139,009
4.65%, 11/04/44	18,156	15,722,982
4.75%, 12/07/46	18,097	15,591,127
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	36,630	36,853,568
4.90%, 11/17/45(a)	17,614	15,591,492
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(c)	42,727	38,553,474
5.15%, 04/23/31, (1-day SOFR + 1.500%)(c)	40,208	41,389,528
5.20%, 01/23/30, (1-day SOFR + 1.500%)(c)	11,498	11,830,192
5.21%, 12/03/35, (1-day SOFR + 1.380%)(c)	22,260	22,431,057
5.24%, 01/24/31, (1-day SOFR + 1.110%)(c)	15,828	16,341,098
5.38%, 11/02/43	13,650	12,999,210
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	26,733	27,500,873
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)(c)	23,506	24,222,726
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	36,609	37,992,681
5.61%, 04/23/36, (1-day SOFR + 1.740%)(a)(c)	25,416	26,211,818
5.61%, 01/15/44	17,418	17,001,494
6.30%, 10/23/29, (1-day SOFR + 1.790%)(c)	7,646	8,100,188
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)(c)	22,089	24,291,675
Wells Fargo Bank NA
5.85%, 02/01/37(a)	8,745	9,165,308
6.60%, 01/15/38	10,142	11,354,638
Westpac Banking Corp.
1.95%, 11/20/28	5,410	5,087,110
2.15%, 06/03/31	13,890	12,468,086
2.65%, 01/16/30(a)	8,259	7,803,448
2.96%, 11/16/40(a)	8,799	6,635,171
3.13%, 11/18/41(a)	5,165	3,812,395
4.35%, 07/01/30	11,447	11,565,077
4.42%, 07/24/39	7,237	6,598,085
5.05%, 04/16/29	7,127	7,379,200
5.54%, 11/17/28	5,371	5,631,374
6.82%, 11/17/33	6,154	6,829,572
		6,778,821,723
Security	Par (000)	Value
Beverages — 2.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	$37,476	$36,507,587
4.90%, 02/01/46(a)	66,394	60,565,344
Anheuser-Busch InBev Finance Inc., 4.90%, 02/01/46	11,872	10,827,854
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	10,479	10,195,702
4.44%, 10/06/48	17,629	14,860,577
4.50%, 06/01/50(a)	7,032	6,177,748
4.75%, 01/23/29(a)	9,725	9,939,882
4.90%, 01/23/31(a)	13,200	13,656,905
4.95%, 01/15/42	10,769	10,127,150
5.00%, 06/15/34(a)	10,471	10,702,793
5.45%, 01/23/39	17,871	18,195,443
5.55%, 01/23/49	30,699	30,117,168
5.80%, 01/23/59	16,235	16,357,556
8.20%, 01/15/39	8,884	11,333,652
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	16,141	13,982,853
1.65%, 06/01/30	12,812	11,496,698
2.00%, 03/05/31	9,844	8,832,796
2.13%, 09/06/29(a)	10,515	9,813,293
2.25%, 01/05/32	4,940	4,401,262
2.50%, 06/01/40	10,808	7,894,182
2.50%, 03/15/51	9,892	5,834,898
2.60%, 06/01/50(a)	11,787	7,208,796
2.75%, 06/01/60(a)	10,156	5,939,255
2.88%, 05/05/41	7,369	5,552,572
3.00%, 03/05/51(a)	11,028	7,304,799
3.45%, 03/25/30	9,964	9,712,579
4.65%, 08/14/34(a)	8,404	8,499,067
5.00%, 05/13/34(a)	9,459	9,769,030
5.20%, 01/14/55	8,606	8,142,114
5.30%, 05/13/54	9,394	9,045,119
5.40%, 05/13/64(a)	12,818	12,360,733
Constellation Brands Inc.
2.25%, 08/01/31	10,372	9,105,554
3.15%, 08/01/29(a)	9,541	9,150,373
4.90%, 05/01/33(a)	5,175	5,153,775
Diageo Capital PLC
2.00%, 04/29/30	8,498	7,723,136
2.13%, 04/29/32	6,966	5,993,812
2.38%, 10/24/29(a)	6,931	6,484,140
5.50%, 01/24/33	6,709	7,034,688
5.63%, 10/05/33	5,589	5,913,083
Diageo Investment Corp.
5.13%, 08/15/30	5,155	5,342,790
5.63%, 04/15/35	5,473	5,762,521
Keurig Dr Pepper Inc.
3.20%, 05/01/30	7,615	7,176,701
3.80%, 05/01/50	8,917	6,302,589
3.95%, 04/15/29(a)	7,225	7,103,005
4.05%, 04/15/32	6,829	6,492,472
4.50%, 04/15/52	7,126	5,601,173
5.05%, 03/15/29	5,915	6,021,709
Molson Coors Beverage Co.
4.20%, 07/15/46(a)	14,374	11,356,831
5.00%, 05/01/42	10,457	9,518,029
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
PepsiCo Inc.
1.40%, 02/25/31(a)	$8,613	$7,460,409
1.63%, 05/01/30(a)	10,098	9,051,498
1.95%, 10/21/31	13,111	11,502,889
2.63%, 07/29/29(a)	10,688	10,166,794
2.63%, 10/21/41	6,017	4,255,123
2.75%, 03/19/30	6,587	6,221,884
2.75%, 10/21/51(a)	7,517	4,640,597
2.88%, 10/15/49(a)	7,210	4,663,686
3.45%, 10/06/46	6,928	5,158,790
3.63%, 03/19/50	8,448	6,280,732
3.90%, 07/18/32	8,711	8,459,637
4.45%, 02/15/33(a)	6,721	6,738,342
4.45%, 04/14/46	7,504	6,578,442
4.50%, 07/17/29	10,300	10,497,383
4.60%, 02/07/30	9,881	10,102,872
4.65%, 07/23/32	9,333	9,428,843
5.00%, 02/07/35	11,451	11,643,807
5.00%, 07/23/35	10,409	10,501,513
5.25%, 07/17/54(a)	5,253	5,020,587
		680,965,616
Biotechnology — 1.7%
Amgen Inc.
2.00%, 01/15/32(a)	16,280	13,985,640
2.30%, 02/25/31(a)	8,327	7,478,690
2.45%, 02/21/30(a)	14,287	13,214,552
2.77%, 09/01/53(a)	10,649	6,211,253
2.80%, 08/15/41	6,929	4,996,376
3.00%, 02/22/29	7,126	6,856,212
3.00%, 01/15/52(a)	8,213	5,266,051
3.15%, 02/21/40	20,096	15,562,306
3.35%, 02/22/32	12,777	11,914,521
3.38%, 02/21/50	15,157	10,592,903
4.05%, 08/18/29	6,789	6,754,490
4.20%, 03/01/33	9,902	9,568,334
4.20%, 02/22/52	8,631	6,719,095
4.40%, 05/01/45	17,891	15,137,795
4.40%, 02/22/62	10,680	8,261,934
4.56%, 06/15/48	14,924	12,564,196
4.66%, 06/15/51(a)	28,380	24,016,254
4.88%, 03/01/53(a)	7,845	6,779,283
5.25%, 03/02/30(a)	9,637	9,983,539
5.25%, 03/02/33(a)	31,693	32,537,742
5.60%, 03/02/43	19,871	19,627,556
5.65%, 03/02/53(a)	31,453	30,415,554
5.75%, 03/02/63	20,867	20,018,400
Biogen Inc.
2.25%, 05/01/30(a)	12,386	11,268,691
3.15%, 05/01/50	13,258	8,247,122
5.20%, 09/15/45	11,617	10,382,392
Gilead Sciences Inc.
1.65%, 10/01/30	9,980	8,818,393
2.60%, 10/01/40(a)	13,617	9,809,472
2.80%, 10/01/50(a)	17,458	10,859,780
4.00%, 09/01/36(a)	9,626	8,822,665
4.15%, 03/01/47(a)	11,642	9,511,760
4.50%, 02/01/45	11,922	10,412,253
4.60%, 09/01/35(a)	7,815	7,616,561
4.75%, 03/01/46	15,109	13,514,946
4.80%, 11/15/29	5,106	5,237,965
4.80%, 04/01/44	11,007	10,033,654
Security	Par (000)	Value
Biotechnology (continued)
5.10%, 06/15/35(a)	$10,678	$10,820,840
5.25%, 10/15/33	8,608	8,942,843
5.50%, 11/15/54	7,949	7,725,190
5.55%, 10/15/53(a)	9,370	9,167,509
5.60%, 11/15/64	6,707	6,517,283
5.65%, 12/01/41	7,556	7,714,758
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	14,807	13,013,969
2.80%, 09/15/50	5,990	3,564,409
Royalty Pharma PLC
2.20%, 09/02/30	14,979	13,409,476
3.30%, 09/02/40	8,978	6,787,399
3.55%, 09/02/50	9,916	6,677,155
		517,339,161
Building Materials — 0.5%
Amrize Finance US LLC
4.95%, 04/07/30(b)	9,449	9,633,509
5.40%, 04/07/35(b)	7,913	8,028,133
Carrier Global Corp.
2.70%, 02/15/31(a)	16,412	15,081,999
2.72%, 02/15/30	7,662	7,189,894
3.38%, 04/05/40(a)	12,828	10,248,356
3.58%, 04/05/50(a)	10,996	8,033,318
5.90%, 03/15/34	6,145	6,554,847
CRH America Finance Inc.
5.40%, 05/21/34	6,146	6,321,972
5.50%, 01/09/35	10,377	10,718,205
CRH SMW Finance DAC
5.13%, 01/09/30	10,062	10,338,707
5.20%, 05/21/29	6,120	6,307,817
Martin Marietta Materials Inc.
2.40%, 07/15/31	11,645	10,380,413
3.20%, 07/15/51(a)	10,526	6,986,546
5.15%, 12/01/34(a)	7,628	7,676,225
5.50%, 12/01/54(a)	5,190	4,984,333
Owens Corning, 5.70%, 06/15/34(a)	7,241	7,570,170
Trane Technologies Financing Ltd., 3.80%, 03/21/29	6,338	6,275,370
Vulcan Materials Co.
3.50%, 06/01/30	8,999	8,683,218
5.35%, 12/01/34	6,275	6,422,711
5.70%, 12/01/54(a)	5,447	5,381,244
		162,816,987
Chemicals — 0.8%
Air Products and Chemicals Inc.
2.05%, 05/15/30(a)	9,454	8,619,981
2.70%, 05/15/40	6,347	4,647,629
2.80%, 05/15/50	8,563	5,327,748
4.60%, 02/08/29(a)	5,263	5,355,958
4.85%, 02/08/34(a)	6,787	6,829,168
CF Industries Inc.
4.95%, 06/01/43	5,149	4,586,476
5.15%, 03/15/34	6,667	6,637,368
5.38%, 03/15/44(a)	6,966	6,497,791
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	6,577	5,810,058
3.60%, 11/15/50	7,432	4,913,445
4.38%, 11/15/42	12,792	10,271,792
5.25%, 11/15/41	7,685	6,937,252
5.55%, 11/30/48	8,735	7,814,713
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
6.90%, 05/15/53(a)	$6,903	$7,248,637
DuPont de Nemours Inc.
4.73%, 11/15/28	5,429	5,532,450
5.32%, 11/15/38	9,228	9,615,819
5.42%, 11/15/48	16,577	16,682,451
Eastman Chemical Co.
4.65%, 10/15/44	6,814	5,657,169
5.00%, 08/01/29(a)	8,496	8,653,523
5.63%, 02/20/34(a)	9,158	9,311,115
Ecolab Inc., 2.70%, 12/15/51(a)	8,150	4,953,827
LYB International Finance BV
4.88%, 03/15/44(a)	8,630	7,272,901
5.25%, 07/15/43(a)	8,127	7,174,571
LYB International Finance III LLC
3.38%, 10/01/40	6,072	4,454,770
3.63%, 04/01/51(a)	9,898	6,431,651
4.20%, 10/15/49	10,250	7,391,673
4.20%, 05/01/50	10,210	7,341,137
5.50%, 03/01/34(a)	7,218	7,182,481
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	6,274	4,804,487
Nutrien Ltd.
4.20%, 04/01/29	10,581	10,551,480
5.00%, 04/01/49	6,382	5,655,868
5.80%, 03/27/53(a)	5,540	5,443,442
Sherwin-Williams Co. (The)
2.95%, 08/15/29	9,406	8,955,436
4.50%, 06/01/47	10,270	8,630,600
		243,194,867
Commercial Services — 0.7%
Automatic Data Processing Inc.
1.25%, 09/01/30	11,083	9,687,979
4.45%, 09/09/34(a)	6,783	6,659,195
4.75%, 05/08/32	6,486	6,614,536
Equifax Inc., 2.35%, 09/15/31	9,216	8,126,329
Global Payments Inc.
2.90%, 05/15/30(a)	13,097	12,085,007
2.90%, 11/15/31	7,967	7,128,080
3.20%, 08/15/29	8,356	7,928,473
4.15%, 08/15/49(a)	5,294	3,911,960
5.40%, 08/15/32	5,953	6,061,739
5.95%, 08/15/52(a)	5,364	5,095,151
Massachusetts Institute of Technology
5.60%, 07/01/2111	3,860	3,766,592
5.62%, 06/01/55	2,125	2,168,914
PayPal Holdings Inc.
2.30%, 06/01/30	9,817	9,005,065
2.85%, 10/01/29(a)	12,778	12,172,474
3.25%, 06/01/50(a)	6,121	4,156,734
4.40%, 06/01/32	6,868	6,816,831
5.05%, 06/01/52(a)	9,824	8,980,813
5.15%, 06/01/34(a)	5,530	5,649,918
President and Fellows of Harvard College, Series ., 4.61%, 02/15/35(a)	6,143	6,135,007
Quanta Services Inc., 2.90%, 10/01/30(a)	11,463	10,663,510
RELX Capital Inc.
3.00%, 05/22/30	5,427	5,147,798
4.00%, 03/18/29	7,849	7,818,670
4.75%, 03/27/30	5,472	5,586,705
5.25%, 03/27/35	6,888	7,040,120
Security	Par (000)	Value
Commercial Services (continued)
S&P Global Inc.
2.70%, 03/01/29	$5,835	$5,579,950
2.90%, 03/01/32	11,191	10,229,314
3.70%, 03/01/52	6,071	4,528,763
4.25%, 05/01/29	9,724	9,784,524
5.25%, 09/15/33	7,195	7,502,644
Verisk Analytics Inc.
4.50%, 08/15/30	110	110,353
5.13%, 02/15/36	552	547,625
		206,690,773
Computers — 2.5%
Accenture Capital Inc.
4.05%, 10/04/29(a)	6,310	6,304,428
4.25%, 10/04/31(a)	12,326	12,324,366
4.50%, 10/04/34	8,931	8,707,494
Apple Inc.
1.25%, 08/20/30	21,635	18,966,643
1.65%, 05/11/30	17,398	15,681,872
1.65%, 02/08/31	27,349	24,154,415
1.70%, 08/05/31	7,060	6,196,569
2.20%, 09/11/29(a)	8,109	7,594,271
2.38%, 02/08/41	12,404	8,688,125
2.40%, 08/20/50(a)	12,600	7,378,794
2.55%, 08/20/60	16,434	9,308,863
2.65%, 05/11/50	20,871	12,935,746
2.65%, 02/08/51	23,436	14,354,311
2.70%, 08/05/51(a)	16,481	10,140,375
2.80%, 02/08/61	13,811	8,091,372
2.85%, 08/05/61	14,094	8,300,767
2.95%, 09/11/49	10,867	7,220,450
3.25%, 08/08/29	7,253	7,098,731
3.35%, 08/08/32	13,148	12,477,056
3.45%, 02/09/45	13,453	10,398,319
3.75%, 09/12/47	11,050	8,666,287
3.75%, 11/13/47	10,363	8,181,484
3.85%, 05/04/43	17,495	14,609,459
3.85%, 08/04/46	19,682	15,881,215
3.95%, 08/08/52(a)	10,871	8,564,667
4.10%, 08/08/62	8,531	6,672,448
4.20%, 05/12/30(a)	7,605	7,699,218
4.25%, 02/09/47(a)	10,741	9,199,484
4.30%, 05/10/33(a)	9,189	9,243,689
4.38%, 05/13/45	19,146	16,909,389
4.45%, 05/06/44(a)	9,245	8,486,252
4.50%, 05/12/32(a)	10,236	10,411,334
4.50%, 02/23/36(a)	6,367	6,382,284
4.65%, 02/23/46	24,552	22,428,601
4.75%, 05/12/35	10,646	10,795,375
4.85%, 05/10/53(a)	10,086	9,470,487
Dell International LLC/EMC Corp.
3.38%, 12/15/41(a)	6,113	4,569,334
4.85%, 02/01/35(a)	11,323	11,003,225
5.00%, 04/01/30	10,302	10,550,937
5.30%, 10/01/29	17,403	18,010,749
5.30%, 04/01/32	5,661	5,835,032
5.40%, 04/15/34(a)	9,524	9,722,936
5.50%, 04/01/35	7,798	7,934,552
5.75%, 02/01/33(a)	8,608	9,071,307
6.20%, 07/15/30	6,049	6,496,476
8.10%, 07/15/36(a)	6,507	7,884,577
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Hewlett Packard Enterprise Co.
4.55%, 10/15/29	$14,268	$14,350,002
4.85%, 10/15/31	9,829	9,908,958
5.00%, 10/15/34	16,203	15,918,070
5.60%, 10/15/54	10,499	9,682,182
6.20%, 10/15/35(a)	6,607	7,052,348
6.35%, 10/15/45(a)	12,291	12,655,826
HP Inc.
2.65%, 06/17/31	11,560	10,382,472
4.00%, 04/15/29	9,469	9,346,060
5.50%, 01/15/33(a)	9,050	9,288,345
6.00%, 09/15/41(a)	8,922	9,051,613
IBM International Capital Pte Ltd.
4.90%, 02/05/34(a)	9,577	9,590,249
5.25%, 02/05/44	7,960	7,618,924
5.30%, 02/05/54(a)	8,862	8,207,588
International Business Machines Corp.
1.95%, 05/15/30(a)	8,875	8,015,562
2.95%, 05/15/50(a)	11,250	7,108,864
3.50%, 05/15/29	21,315	20,881,513
4.00%, 06/20/42(a)	6,877	5,697,826
4.15%, 05/15/39(a)	16,461	14,494,941
4.25%, 05/15/49(a)	22,063	17,643,115
4.40%, 07/27/32(a)	7,010	6,957,705
4.75%, 02/06/33(a)	9,271	9,340,729
4.90%, 07/27/52(a)	7,878	6,925,683
Series .., 4.80%, 02/10/30(a)	6,368	6,523,238
Series .., 5.00%, 02/10/32(a)	5,977	6,127,394
Series .., 5.20%, 02/10/35(a)	9,296	9,420,696
Series .., 5.70%, 02/10/55	7,464	7,309,838
Leidos Inc.
2.30%, 02/15/31	6,247	5,552,605
4.38%, 05/15/30	4,823	4,796,266
5.75%, 03/15/33	2,409	2,523,347
		753,375,724
Cosmetics & Personal Care — 0.6%
Haleon U.S. Capital LLC
3.38%, 03/24/29	8,357	8,140,987
3.63%, 03/24/32	16,095	15,122,358
4.00%, 03/24/52(a)	6,348	4,843,374
Kenvue Inc.
4.85%, 05/22/32	10,370	10,551,443
4.90%, 03/22/33(a)	9,584	9,734,454
5.00%, 03/22/30(a)	7,168	7,407,505
5.05%, 03/22/53(a)	11,581	10,572,802
5.10%, 03/22/43(a)	5,473	5,255,262
5.20%, 03/22/63	5,152	4,673,125
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	12,229	10,651,195
1.95%, 04/23/31(a)	8,469	7,606,980
2.30%, 02/01/32(a)	8,126	7,335,326
3.00%, 03/25/30(a)	14,328	13,761,584
4.05%, 01/26/33(a)	6,074	6,020,069
4.55%, 01/29/34	5,337	5,380,216
Unilever Capital Corp.
1.75%, 08/12/31	10,989	9,607,890
2.13%, 09/06/29(a)	6,696	6,229,858
4.63%, 08/12/34	5,796	5,781,492
5.00%, 12/08/33(a)	6,927	7,159,713
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.90%, 11/15/32	$8,899	$9,704,512
		165,540,145
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	18,389	17,687,564
3.30%, 01/30/32	29,187	26,720,637
3.40%, 10/29/33(a)	13,336	11,860,058
3.85%, 10/29/41(a)	11,963	9,632,159
4.63%, 09/10/29(a)	8,361	8,416,785
4.95%, 09/10/34(a)	11,246	11,085,447
5.10%, 01/19/29(a)	8,537	8,738,454
5.38%, 12/15/31(a)	8,586	8,867,029
6.15%, 09/30/30(a)	8,742	9,358,186
Air Lease Corp.
2.88%, 01/15/32(a)	7,028	6,303,885
3.13%, 12/01/30	7,787	7,273,774
Ally Financial Inc.
2.20%, 11/02/28(a)	5,216	4,863,677
8.00%, 11/01/31	16,146	18,434,337
American Express Co.
4.05%, 05/03/29	8,182	8,208,173
4.05%, 12/03/42(a)	7,535	6,372,582
Ameriprise Financial Inc.
5.15%, 05/15/33(a)	6,092	6,266,372
5.20%, 04/15/35	10,314	10,430,201
Apollo Global Management Inc., 5.80%, 05/21/54(a)	8,956	8,825,163
Brookfield Finance Inc.
3.50%, 03/30/51	7,211	4,955,595
4.35%, 04/15/30	6,521	6,511,442
4.70%, 09/20/47(a)	9,998	8,595,895
4.85%, 03/29/29	9,987	10,155,690
5.97%, 03/04/54	7,943	7,955,251
Capital One Financial Corp., 6.70%, 11/29/32	8,685	9,559,167
Charles Schwab Corp. (The)
1.65%, 03/11/31(a)	8,626	7,485,010
1.95%, 12/01/31	12,781	11,051,740
2.30%, 05/13/31(a)	12,158	10,930,745
2.90%, 03/03/32(a)	6,559	5,942,486
CME Group Inc.
2.65%, 03/15/32	11,708	10,556,572
4.40%, 03/15/30	7,203	7,268,555
5.30%, 09/15/43	5,659	5,663,547
Intercontinental Exchange Inc.
1.85%, 09/15/32(a)	12,418	10,389,763
2.10%, 06/15/30(a)	9,427	8,553,720
2.65%, 09/15/40(a)	12,012	8,749,880
3.00%, 06/15/50(a)	12,828	8,335,274
3.00%, 09/15/60(a)	10,743	6,445,176
4.25%, 09/21/48(a)	14,977	12,354,574
4.35%, 06/15/29(a)	9,274	9,347,343
4.60%, 03/15/33(a)	9,020	9,016,341
4.95%, 06/15/52(a)	10,851	9,743,201
5.20%, 06/15/62	8,855	8,135,329
5.25%, 06/15/31(a)	7,244	7,572,602
Jefferies Financial Group Inc.
2.63%, 10/15/31	6,752	5,978,690
4.15%, 01/23/30	12,782	12,621,505
6.20%, 04/14/34(a)	12,005	12,674,345
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
LPL Holdings Inc.
5.20%, 03/15/30(a)	$8,576	$8,764,033
6.75%, 11/17/28	5,215	5,577,463
Mastercard Inc.
2.00%, 11/18/31	6,991	6,147,776
2.95%, 06/01/29(a)	9,330	9,019,876
3.35%, 03/26/30	11,336	11,020,786
3.65%, 06/01/49	9,190	6,911,998
3.85%, 03/26/50	7,541	5,849,402
4.35%, 01/15/32	9,336	9,347,042
4.55%, 01/15/35(a)	5,726	5,650,333
4.85%, 03/09/33(a)	8,108	8,279,548
4.88%, 05/09/34	10,514	10,682,127
Nasdaq Inc.
5.55%, 02/15/34	8,831	9,201,303
5.95%, 08/15/53	7,181	7,313,901
6.10%, 06/28/63	6,534	6,719,104
Nomura Holdings Inc.
2.61%, 07/14/31	7,945	7,108,125
2.68%, 07/16/30	12,234	11,213,142
3.00%, 01/22/32(a)	11,591	10,421,268
3.10%, 01/16/30	14,644	13,796,761
4.90%, 07/01/30	5,450	5,522,124
5.78%, 07/03/34(a)	8,935	9,365,425
6.18%, 01/18/33(a)	1,160	1,246,539
Raymond James Financial Inc.
3.75%, 04/01/51	6,621	4,842,043
4.95%, 07/15/46	7,992	7,238,014
Synchrony Financial, 2.88%, 10/28/31(a)	9,108	8,069,652
Visa Inc.
1.10%, 02/15/31(a)	12,369	10,639,351
2.00%, 08/15/50(a)	16,704	8,959,556
2.05%, 04/15/30(a)	7,735	7,097,653
2.70%, 04/15/40	8,265	6,250,421
3.65%, 09/15/47	11,724	9,056,347
4.15%, 12/14/35(a)	11,028	10,544,649
4.30%, 12/14/45	26,329	22,747,403
		690,497,086
Electric — 4.1%
AES Corp. (The)
2.45%, 01/15/31(a)	6,579	5,892,345
5.80%, 03/15/32(a)	7,676	7,894,686
Ameren Corp.
3.50%, 01/15/31(a)	6,898	6,582,081
5.38%, 03/15/35	6,578	6,677,438
American Electric Power Co. Inc.
5.20%, 01/15/29	7,437	7,665,746
5.63%, 03/01/33(a)	6,255	6,538,772
Berkshire Hathaway Energy Co.
2.85%, 05/15/51(a)	10,473	6,381,165
3.70%, 07/15/30	7,492	7,329,879
3.80%, 07/15/48(a)	8,188	6,150,302
4.25%, 10/15/50	6,828	5,414,249
4.45%, 01/15/49	6,944	5,738,261
4.50%, 02/01/45	6,873	5,943,933
4.60%, 05/01/53(a)	9,531	7,918,265
5.15%, 11/15/43	5,288	5,028,772
6.13%, 04/01/36	12,204	13,158,389
Commonwealth Edison Co., 4.00%, 03/01/48	6,676	5,275,964
Connecticut Light and Power Co. (The), 4.00%, 04/01/48	6,781	5,339,649
Security	Par (000)	Value
Electric (continued)
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	$6,465	$5,851,519
3.60%, 06/15/61(a)	6,859	4,634,402
4.45%, 03/15/44(a)	7,279	6,277,890
4.63%, 12/01/54(a)	6,853	5,727,819
5.70%, 05/15/54(a)	6,581	6,513,572
5.90%, 11/15/53	5,720	5,809,937
Series 20B, 3.95%, 04/01/50	10,059	7,752,546
Constellation Energy Generation LLC
5.60%, 06/15/42	7,043	6,931,930
5.75%, 03/15/54	7,028	6,882,540
6.25%, 10/01/39	7,364	7,898,377
6.50%, 10/01/53(a)	6,667	7,177,962
Dominion Energy Inc.
5.00%, 06/15/30(a)	5,143	5,278,508
5.38%, 11/15/32(a)	8,004	8,268,451
Series C, 2.25%, 08/15/31	9,233	8,133,229
Series C, 3.38%, 04/01/30	11,748	11,262,160
DTE Energy Co.
5.10%, 03/01/29(a)	8,077	8,281,750
5.20%, 04/01/30	11,621	11,965,473
5.85%, 06/01/34(a)	6,967	7,309,897
Duke Energy Carolinas LLC
3.20%, 08/15/49(a)	7,404	4,989,625
4.95%, 01/15/33(a)	10,009	10,230,460
5.30%, 02/15/40	5,470	5,481,576
5.35%, 01/15/53	8,633	8,193,185
5.40%, 01/15/54(a)	5,882	5,660,332
Duke Energy Corp.
2.45%, 06/01/30	12,619	11,594,118
2.55%, 06/15/31	12,679	11,416,330
3.30%, 06/15/41	7,118	5,359,942
3.50%, 06/15/51(a)	8,160	5,557,478
3.75%, 09/01/46	12,207	9,090,013
4.50%, 08/15/32(a)	7,115	7,019,391
5.00%, 08/15/52	7,908	6,896,411
5.45%, 06/15/34(a)	9,689	9,991,129
5.80%, 06/15/54(a)	5,257	5,123,556
6.10%, 09/15/53(a)	4,461	4,530,882
Duke Energy Florida LLC, 6.40%, 06/15/38	8,214	9,103,180
Duke Energy Progress LLC
5.05%, 03/15/35(a)	6,247	6,302,463
5.55%, 03/15/55	6,072	5,906,770
Entergy Louisiana LLC
4.20%, 09/01/48	7,685	6,163,896
5.80%, 03/15/55(a)	5,051	5,014,067
Eversource Energy
5.13%, 05/15/33	7,748	7,774,867
5.95%, 02/01/29(a)	5,401	5,665,030
Exelon Corp.
4.05%, 04/15/30	9,118	9,016,118
4.45%, 04/15/46	8,619	7,160,236
4.70%, 04/15/50(a)	7,045	5,872,618
5.30%, 03/15/33	7,212	7,434,360
5.60%, 03/15/53	6,871	6,498,648
FirstEnergy Corp., Series C, 3.40%, 03/01/50(a)	7,364	4,944,909
Florida Power & Light Co.
2.45%, 02/03/32	11,253	10,030,203
2.88%, 12/04/51(a)	12,278	7,666,802
3.15%, 10/01/49	6,061	4,064,003
3.95%, 03/01/48	8,445	6,680,617
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.80%, 05/15/33	$6,093	$6,146,316
5.10%, 04/01/33	7,039	7,210,899
5.15%, 06/15/29(a)	6,508	6,752,300
5.30%, 06/15/34	7,433	7,684,888
5.30%, 04/01/53	6,598	6,280,233
5.60%, 06/15/54	6,496	6,431,086
5.70%, 03/15/55	7,082	7,108,572
Georgia Power Co.
4.30%, 03/15/42(a)	6,842	5,895,903
4.95%, 05/17/33(a)	8,024	8,112,126
5.13%, 05/15/52(a)	6,517	6,044,996
5.25%, 03/15/34	8,181	8,376,789
Series A, 3.25%, 03/15/51	7,332	4,954,436
MidAmerican Energy Co.
3.65%, 04/15/29	8,911	8,786,394
4.25%, 07/15/49	8,953	7,229,036
5.85%, 09/15/54(a)	6,150	6,288,175
National Grid PLC
5.42%, 01/11/34	5,886	6,049,048
5.81%, 06/12/33	4,646	4,919,472
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	19,049	17,373,715
2.44%, 01/15/32	9,594	8,403,553
2.75%, 11/01/29	14,637	13,822,635
4.90%, 03/15/29	5,265	5,374,137
5.00%, 07/15/32	6,554	6,662,865
5.05%, 03/15/30	7,070	7,267,407
5.05%, 02/28/33(a)	6,095	6,183,546
5.25%, 03/15/34	7,639	7,782,832
5.25%, 02/28/53(a)	8,792	8,040,683
5.30%, 03/15/32(a)	5,733	5,931,167
5.45%, 03/15/35(a)	6,962	7,138,716
5.55%, 03/15/54(a)	7,263	6,901,953
5.90%, 03/15/55	7,015	6,990,971
Northern States Power Co./MN, 5.10%, 05/15/53	5,376	4,941,810
Oncor Electric Delivery Co. LLC
4.95%, 09/15/52	7,925	7,040,030
5.55%, 06/15/54	6,775	6,532,261
5.65%, 11/15/33(a)	6,121	6,482,327
Pacific Gas and Electric Co.
2.50%, 02/01/31	15,716	13,932,418
3.25%, 06/01/31	8,530	7,808,958
3.30%, 08/01/40	11,058	8,173,281
3.50%, 08/01/50	18,630	12,208,084
3.95%, 12/01/47(a)	9,733	7,051,571
4.50%, 07/01/40	12,921	11,028,216
4.55%, 07/01/30	22,769	22,540,973
4.95%, 07/01/50	23,634	19,509,820
5.55%, 05/15/29	5,904	6,069,801
5.70%, 03/01/35(a)	5,889	5,963,017
5.80%, 05/15/34(a)	7,879	8,059,530
5.90%, 10/01/54(a)	5,965	5,576,803
6.00%, 08/15/35	8,977	9,285,123
6.10%, 01/15/29	5,206	5,435,444
6.15%, 01/15/33	6,825	7,165,535
6.15%, 03/01/55	5,982	5,783,495
6.40%, 06/15/33	7,725	8,205,507
6.70%, 04/01/53	5,770	5,941,355
6.75%, 01/15/53(a)	11,485	11,848,201
6.95%, 03/15/34	5,566	6,098,445
Security	Par (000)	Value
Electric (continued)
PacifiCorp
2.90%, 06/15/52	$12,181	$7,121,289
5.35%, 12/01/53	8,369	7,470,642
5.45%, 02/15/34(a)	8,823	8,958,183
5.50%, 05/15/54	8,526	7,784,807
5.80%, 01/15/55(a)	11,632	11,019,372
PPL Capital Funding Inc., 5.25%, 09/01/34	5,821	5,897,348
PPL Electric Utilities Corp., 5.25%, 05/15/53	6,507	6,141,892
Public Service Co. of Colorado
1.88%, 06/15/31	6,996	6,099,321
5.15%, 09/15/35	3,457	3,432,532
5.25%, 04/01/53	7,584	6,919,951
5.35%, 05/15/34(a)	6,249	6,361,708
5.75%, 05/15/54	6,936	6,817,553
5.85%, 05/15/55	3,766	3,712,623
Public Service Co. of Oklahoma, 5.45%, 01/15/36(a)	7,266	7,347,626
Public Service Enterprise Group Inc.
2.45%, 11/15/31	8,537	7,564,188
5.20%, 04/01/29(a)	4,095	4,222,949
San Diego Gas & Electric Co.
5.35%, 04/01/53	5,455	5,081,824
5.40%, 04/15/35	7,635	7,819,837
Series VVV, 1.70%, 10/01/30	9,941	8,756,053
Series WWW, 2.95%, 08/15/51(a)	6,726	4,233,191
Sempra
3.80%, 02/01/38(a)	7,630	6,411,904
4.00%, 02/01/48	6,674	4,990,373
6.00%, 10/15/39	5,373	5,502,886
Southern California Edison Co.
3.65%, 02/01/50(a)	8,805	6,064,970
4.00%, 04/01/47	11,642	8,656,970
4.65%, 10/01/43	8,471	7,131,045
5.20%, 06/01/34(a)	8,475	8,417,339
5.25%, 03/15/30(a)	5,597	5,726,794
5.45%, 06/01/31	6,374	6,587,214
5.45%, 03/01/35(a)	8,302	8,355,718
5.95%, 11/01/32(a)	5,307	5,587,581
Series 20A, 2.95%, 02/01/51	6,872	4,173,781
Series C, 4.13%, 03/01/48	10,007	7,565,856
Southern Co. (The)
4.40%, 07/01/46	15,798	13,113,416
4.85%, 03/15/35	7,340	7,198,168
5.20%, 06/15/33	9,648	9,851,944
5.50%, 03/15/29	9,367	9,766,327
5.70%, 03/15/34	6,096	6,385,986
Series A, 3.70%, 04/30/30(a)	7,447	7,261,627
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(c)	5,493	5,472,785
Virginia Electric & Power Co.
2.45%, 12/15/50(a)	7,550	4,231,802
2.95%, 11/15/51(a)	10,497	6,521,961
5.00%, 04/01/33(a)	6,287	6,373,080
5.45%, 04/01/53(a)	5,760	5,451,218
Xcel Energy Inc.
5.45%, 08/15/33	7,058	7,204,798
5.50%, 03/15/34	7,255	7,417,709
5.60%, 04/15/35	6,208	6,338,830
		1,228,672,898
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28(a)	$7,856	$7,387,516
2.20%, 12/21/31(a)	11,125	9,864,255
2.80%, 12/21/51	8,140	5,085,604
		22,337,375
Electronics — 0.4%
Amphenol Corp.
2.20%, 09/15/31	10,433	9,225,071
2.80%, 02/15/30(a)	9,043	8,548,936
5.00%, 01/15/35(a)	5,326	5,364,558
Honeywell International Inc.
1.75%, 09/01/31	14,139	12,179,179
1.95%, 06/01/30(a)	9,297	8,415,620
2.70%, 08/15/29(a)	10,482	9,973,239
2.80%, 06/01/50(a)	5,249	3,297,092
4.25%, 01/15/29	6,530	6,566,659
4.50%, 01/15/34	13,294	13,010,164
4.70%, 02/01/30	7,966	8,116,818
5.00%, 02/15/33	6,508	6,638,109
5.00%, 03/01/35	10,726	10,800,401
5.25%, 03/01/54	13,636	12,670,117
Keysight Technologies Inc., 5.35%, 07/30/30	5,503	5,711,595
		120,517,558
Environmental Control — 0.4%
Republic Services Inc.
1.75%, 02/15/32(a)	6,733	5,734,796
4.88%, 04/01/29(a)	8,419	8,638,046
5.00%, 04/01/34(a)	5,683	5,785,940
Waste Connections Inc.
2.95%, 01/15/52(a)	7,278	4,584,287
4.20%, 01/15/33	8,737	8,490,364
5.00%, 03/01/34(a)	6,961	7,051,535
Waste Management Inc.
1.50%, 03/15/31(a)	11,356	9,820,572
4.15%, 04/15/32(a)	9,257	9,092,746
4.63%, 02/15/30(a)	7,532	7,675,480
4.80%, 03/15/32(a)	6,961	7,106,826
4.88%, 02/15/29	9,704	9,975,272
4.88%, 02/15/34(a)	9,374	9,513,081
4.95%, 07/03/31	8,083	8,355,995
4.95%, 03/15/35	7,778	7,816,521
5.35%, 10/15/54(a)	9,600	9,200,109
		118,841,570
Food — 1.3%
Conagra Brands Inc.
4.85%, 11/01/28	4,988	5,039,273
5.30%, 11/01/38	10,178	9,604,725
5.40%, 11/01/48(a)	9,290	8,164,718
General Mills Inc.
2.88%, 04/15/30(a)	5,866	5,506,449
4.88%, 01/30/30(a)	6,568	6,711,843
4.95%, 03/29/33(a)	6,451	6,486,749
5.25%, 01/30/35(a)	8,084	8,131,713
Hormel Foods Corp., 1.80%, 06/11/30(a)	9,633	8,635,690
J.M. Smucker Co. (The)
5.90%, 11/15/28(a)	4,826	5,071,439
6.20%, 11/15/33(a)	9,359	10,047,135
6.50%, 11/15/43(a)	7,776	8,247,891
6.50%, 11/15/53(a)	6,990	7,433,376
Security	Par (000)	Value
Food (continued)
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.
5.50%, 01/15/36(b)	$10,290	$10,317,457
6.25%, 03/01/56(b)	10,964	10,801,249
6.38%, 04/15/66(a)(b)	9,900	9,747,541
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	5,916	5,242,124
3.63%, 01/15/32	6,760	6,248,722
4.38%, 02/02/52(a)	8,567	6,517,936
5.75%, 04/01/33	12,209	12,630,368
6.50%, 12/01/52(a)	12,482	12,703,635
6.75%, 03/15/34	7,665	8,403,783
7.25%, 11/15/53(a)	7,552	8,365,662
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(a)(b)	6,540	6,570,503
Kraft Heinz Foods Co.
4.38%, 06/01/46	25,384	20,211,413
4.88%, 10/01/49	11,440	9,545,639
5.00%, 06/04/42	12,392	11,068,617
5.20%, 07/15/45	13,585	12,083,409
5.50%, 06/01/50	8,326	7,541,639
6.88%, 01/26/39	6,647	7,234,697
Kroger Co. (The)
3.95%, 01/15/50(a)	8,153	6,111,702
4.45%, 02/01/47	8,651	7,140,604
5.00%, 09/15/34	17,753	17,684,992
5.50%, 09/15/54(a)	15,674	14,647,398
5.65%, 09/15/64	11,917	11,162,747
Mondelez International Inc.
2.63%, 09/04/50(a)	11,204	6,566,355
2.75%, 04/13/30	7,304	6,835,640
3.00%, 03/17/32	7,845	7,138,549
Sysco Corp.
3.15%, 12/14/51(a)	6,666	4,266,837
5.95%, 04/01/30	10,208	10,852,266
6.60%, 04/01/50(a)	8,928	9,628,566
The Campbell's Co.
4.75%, 03/23/35(a)	7,970	7,631,422
5.40%, 03/21/34	7,947	8,060,905
Tyson Foods Inc.
4.35%, 03/01/29(a)	9,919	9,922,860
4.55%, 06/02/47	7,806	6,475,106
5.10%, 09/28/48(a)	11,393	10,192,251
5.70%, 03/15/34(a)	5,557	5,785,419
		404,419,014
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44(a)	5,913	4,911,639
NiSource Inc.
1.70%, 02/15/31	9,949	8,612,545
2.95%, 09/01/29	10,832	10,335,197
3.60%, 05/01/30	10,549	10,224,250
3.95%, 03/30/48	7,010	5,406,870
4.38%, 05/15/47	4,953	4,087,825
4.80%, 02/15/44	6,683	5,927,033
5.35%, 07/15/35	7,750	7,819,513
5.85%, 04/01/55(a)	13,448	13,208,621
		70,533,493
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	$7,890	$7,172,077
2.75%, 11/15/50(a)	6,937	3,944,687
		11,116,764
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36	9,321	9,251,913
4.90%, 11/30/46	25,007	23,367,511
Agilent Technologies Inc., 2.30%, 03/12/31	8,699	7,798,204
Baxter International Inc.
2.27%, 12/01/28(a)	4,646	4,354,510
2.54%, 02/01/32(a)	15,353	13,345,643
3.13%, 12/01/51	10,852	6,659,291
Danaher Corp.
2.60%, 10/01/50(a)	7,039	4,237,933
2.80%, 12/10/51(a)	9,850	6,114,043
DH Europe Finance II SARL
2.60%, 11/15/29	8,599	8,089,525
3.25%, 11/15/39	9,118	7,348,644
3.40%, 11/15/49	6,682	4,742,818
GE HealthCare Technologies Inc.
4.80%, 08/14/29	8,979	9,163,235
5.50%, 06/15/35	7,682	7,885,918
5.86%, 03/15/30	10,311	10,943,976
5.91%, 11/22/32(a)	11,179	11,949,307
6.38%, 11/22/52(a)	8,381	8,961,195
Medtronic Global Holdings SCA, 4.50%, 03/30/33(a)	8,170	8,118,307
Medtronic Inc.
4.38%, 03/15/35	16,727	16,248,845
4.63%, 03/15/45	13,422	12,027,143
Solventum Corp.
5.40%, 03/01/29	11,088	11,556,447
5.45%, 03/13/31	7,245	7,580,525
5.60%, 03/23/34	14,062	14,580,493
5.90%, 04/30/54(a)	11,609	11,616,087
Stryker Corp.
1.95%, 06/15/30(a)	9,648	8,700,464
4.25%, 09/11/29	10,275	10,306,450
4.63%, 09/11/34(a)	8,906	8,772,253
4.63%, 03/15/46(a)	6,065	5,387,231
4.85%, 02/10/30	5,995	6,145,085
5.20%, 02/10/35	7,733	7,906,586
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	9,955	8,777,425
2.60%, 10/01/29	11,099	10,505,917
2.80%, 10/15/41(a)	8,068	5,817,311
4.10%, 08/15/47	7,148	5,901,180
4.98%, 08/10/30(a)	5,128	5,307,049
5.00%, 01/31/29(a)	10,892	11,213,984
5.09%, 08/10/33(a)	7,664	7,882,540
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31(a)	6,778	6,060,190
		334,625,178
Health Care - Services — 4.0%
Aetna Inc., 6.63%, 06/15/36	8,381	9,090,531
Ascension Health
3.95%, 11/15/46	8,202	6,515,556
Series B, 2.53%, 11/15/29	7,249	6,823,814
Security	Par (000)	Value
Health Care - Services (continued)
Centene Corp.
2.50%, 03/01/31	$14,392	$12,264,326
2.63%, 08/01/31(a)	7,329	6,213,474
3.00%, 10/15/30	11,910	10,524,310
3.38%, 02/15/30	9,270	8,454,874
4.63%, 12/15/29	25,235	24,404,703
Cigna Group (The)
2.38%, 03/15/31	10,460	9,379,135
2.40%, 03/15/30	5,785	5,328,086
3.20%, 03/15/40	9,298	7,070,503
3.40%, 03/15/50(a)	11,929	8,009,014
3.40%, 03/15/51	14,768	9,871,218
3.88%, 10/15/47	10,145	7,604,383
4.38%, 10/15/28	7,817	7,853,715
4.80%, 08/15/38	19,771	18,554,399
4.80%, 07/15/46	13,163	11,409,083
4.90%, 12/15/48	24,949	21,658,723
5.00%, 05/15/29(a)	7,069	7,256,420
5.13%, 05/15/31(a)	6,869	7,103,144
5.25%, 02/15/34(a)	10,825	11,038,675
5.40%, 03/15/33(a)	7,775	8,052,896
5.60%, 02/15/54(a)	10,259	9,703,340
CommonSpirit Health
3.35%, 10/01/29(a)	2,660	2,563,568
4.19%, 10/01/49(a)	1,859	1,427,523
Elevance Health Inc.
2.25%, 05/15/30	7,032	6,401,326
2.55%, 03/15/31	6,689	6,051,859
2.88%, 09/15/29(a)	7,101	6,727,735
3.13%, 05/15/50(a)	6,876	4,397,495
3.60%, 03/15/51	11,065	7,669,599
3.70%, 09/15/49	5,689	4,030,245
4.38%, 12/01/47	11,751	9,489,095
4.55%, 03/01/48(a)	7,711	6,378,644
4.63%, 05/15/42(a)	7,860	6,873,403
4.65%, 01/15/43	7,425	6,465,963
4.65%, 08/15/44(a)	8,501	7,336,494
4.75%, 02/15/30(a)	5,647	5,738,279
4.75%, 02/15/33	9,630	9,573,194
4.95%, 11/01/31	7,950	8,080,428
5.13%, 02/15/53(a)	7,090	6,258,490
5.20%, 02/15/35(a)	8,547	8,608,291
5.38%, 06/15/34	7,218	7,367,719
5.65%, 06/15/54(a)	8,882	8,403,782
5.70%, 02/15/55	9,386	8,923,776
5.85%, 11/01/64	6,311	6,029,223
6.10%, 10/15/52	6,262	6,291,698
HCA Inc.
2.38%, 07/15/31	6,304	5,552,037
3.50%, 09/01/30(a)	10,784	10,274,541
3.50%, 07/15/51(a)	15,310	10,036,222
3.63%, 03/15/32	18,537	17,232,197
4.13%, 06/15/29	17,612	17,432,995
4.63%, 03/15/52	17,358	13,763,873
5.13%, 06/15/39	11,942	11,255,755
5.25%, 03/01/30(a)	4,740	4,893,524
5.25%, 06/15/49	16,011	14,126,232
5.45%, 04/01/31	6,172	6,403,633
5.45%, 09/15/34(a)	8,832	8,942,040
5.50%, 03/01/32	5,382	5,580,679
5.50%, 06/01/33	8,363	8,601,095
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.50%, 06/15/47	$14,102	$13,046,695
5.60%, 04/01/34	10,258	10,535,441
5.75%, 03/01/35(a)	12,535	12,898,239
5.88%, 02/01/29	8,425	8,776,922
5.90%, 06/01/53	8,390	7,996,506
5.95%, 09/15/54	7,480	7,165,148
6.00%, 04/01/54(a)	12,227	11,804,780
6.20%, 03/01/55	10,327	10,247,101
Humana Inc.
2.15%, 02/03/32(a)	6,371	5,397,604
3.70%, 03/23/29	2,180	2,134,314
4.95%, 10/01/44	3,561	3,102,224
5.38%, 04/15/31	6,704	6,903,464
5.50%, 03/15/53(a)	5,627	5,047,857
5.55%, 05/01/35	3,600	3,638,124
5.75%, 04/15/54(a)	6,885	6,395,577
5.88%, 03/01/33(a)	4,270	4,460,223
5.95%, 03/15/34(a)	3,356	3,508,920
ICON Investments Six DAC, 5.85%, 05/08/29	7,911	8,266,499
IQVIA Inc., 6.25%, 02/01/29	8,546	9,009,058
Kaiser Foundation Hospitals
4.15%, 05/01/47	7,208	5,884,556
Series 2019, 3.27%, 11/01/49	4,125	2,825,371
Series 2021, 2.81%, 06/01/41	7,048	5,079,236
Series 2021, 3.00%, 06/01/51(a)	4,636	2,967,160
Laboratory Corp. of America Holdings
4.70%, 02/01/45	5,828	5,094,121
4.80%, 10/01/34	10,540	10,338,167
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51(a)	5,257	3,026,145
Quest Diagnostics Inc.
2.95%, 06/30/30(a)	5,861	5,516,663
5.00%, 12/15/34(a)	9,161	9,160,071
6.40%, 11/30/33	7,147	7,871,970
UnitedHealth Group Inc.
2.00%, 05/15/30	21,136	19,107,472
2.30%, 05/15/31	12,828	11,451,924
2.75%, 05/15/40	11,449	8,293,373
2.88%, 08/15/29	13,327	12,680,688
2.90%, 05/15/50(a)	16,360	10,043,644
3.05%, 05/15/41	13,926	10,252,211
3.13%, 05/15/60(a)	7,401	4,366,050
3.25%, 05/15/51	19,281	12,587,073
3.50%, 08/15/39	10,013	8,123,756
3.70%, 08/15/49	12,776	9,205,256
3.75%, 10/15/47	9,565	7,102,408
3.88%, 12/15/28(a)	5,142	5,100,409
3.88%, 08/15/59	7,576	5,288,649
4.00%, 05/15/29(a)	7,710	7,671,915
4.20%, 05/15/32(a)	9,614	9,375,614
4.20%, 01/15/47	7,828	6,285,463
4.25%, 01/15/29	7,641	7,667,398
4.25%, 03/15/43	6,023	5,047,756
4.25%, 06/15/48	10,024	8,007,875
4.45%, 12/15/48	9,721	7,983,809
4.50%, 04/15/33	12,871	12,617,198
4.63%, 07/15/35(a)	9,460	9,183,645
4.65%, 01/15/31	11,109	11,254,392
4.75%, 07/15/45	15,401	13,552,339
4.75%, 05/15/52	13,684	11,517,934
4.80%, 01/15/30	10,238	10,457,949
Security	Par (000)	Value
Health Care - Services (continued)
4.90%, 04/15/31	$5,800	$5,932,123
4.95%, 01/15/32	7,978	8,139,378
4.95%, 05/15/62	9,773	8,257,972
5.00%, 04/15/34	10,216	10,258,445
5.05%, 04/15/53	16,872	14,818,441
5.15%, 07/15/34(a)	13,830	14,037,142
5.20%, 04/15/63	15,073	13,237,769
5.30%, 02/15/30	11,187	11,628,952
5.30%, 06/15/35	9,555	9,756,479
5.35%, 02/15/33	14,245	14,732,433
5.38%, 04/15/54	16,270	14,988,505
5.50%, 07/15/44	9,995	9,706,572
5.50%, 04/15/64	8,424	7,747,553
5.63%, 07/15/54	19,898	18,968,956
5.75%, 07/15/64	15,012	14,336,443
5.80%, 03/15/36	7,483	7,876,241
5.88%, 02/15/53	14,722	14,558,612
5.95%, 06/15/55(a)	6,359	6,354,407
6.05%, 02/15/63(a)	11,077	11,114,000
6.88%, 02/15/38	6,133	6,961,683
Universal Health Services Inc., 2.65%, 10/15/30	12,411	11,126,752
		1,196,230,188
Holding Companies - Diversified — 0.4%
Apollo Debt Solutions BDC
6.70%, 07/29/31(a)	7,218	7,630,109
6.90%, 04/13/29	7,622	8,013,082
Ares Capital Corp.
5.50%, 09/01/30(a)	6,540	6,620,462
5.88%, 03/01/29(a)	10,635	10,937,598
5.95%, 07/15/29	9,228	9,539,268
Series ., 5.80%, 03/08/32	6,619	6,710,453
Ares Strategic Income Fund
5.60%, 02/15/30(a)	7,024	7,108,688
6.20%, 03/21/32	4,753	4,879,807
Blackstone Private Credit Fund
6.00%, 01/29/32(a)	6,249	6,415,230
6.00%, 11/22/34(a)	7,657	7,712,216
Blue Owl Capital Corp., 5.95%, 03/15/29(a)	102	103,451
Blue Owl Credit Income Corp.
5.80%, 03/15/30	7,304	7,396,760
6.60%, 09/15/29	7,742	8,041,905
6.65%, 03/15/31(a)	5,723	5,981,762
FS KKR Capital Corp., 3.13%, 10/12/28(a)	1,949	1,789,005
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	9,300	9,215,928
Sixth Street Lending Partners
6.13%, 07/15/30(b)	5,758	5,926,391
6.50%, 03/11/29	6,675	6,957,183
		120,979,298
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30	7,666	7,349,270
Insurance — 2.2%
Allstate Corp. (The), 5.25%, 03/30/33	7,321	7,534,192
American International Group Inc.
4.38%, 06/30/50(a)	7,497	6,148,298
4.75%, 04/01/48	7,830	6,879,835
5.13%, 03/27/33	8,105	8,268,270
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aon Corp.
2.80%, 05/15/30	$9,717	$9,112,812
3.75%, 05/02/29	5,934	5,847,981
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52	11,220	8,209,321
5.35%, 02/28/33	6,916	7,156,031
Aon North America Inc.
5.15%, 03/01/29	7,938	8,163,171
5.45%, 03/01/34	13,156	13,572,973
5.75%, 03/01/54	16,850	16,456,236
Arch Capital Group Ltd., 3.64%, 06/30/50(a)	7,237	5,232,664
Arthur J Gallagher & Co.
3.50%, 05/20/51	9,732	6,683,122
4.85%, 12/15/29(a)	7,177	7,315,089
5.15%, 02/15/35	11,019	11,046,593
5.55%, 02/15/55	13,573	12,746,874
Athene Holding Ltd.
6.25%, 04/01/54	6,953	6,853,981
6.63%, 05/19/55(a)	7,956	8,140,107
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	7,703	6,798,132
2.50%, 01/15/51(a)	9,792	5,780,430
2.85%, 10/15/50	16,221	10,285,498
2.88%, 03/15/32(a)	6,145	5,704,405
3.85%, 03/15/52	21,237	16,124,362
4.20%, 08/15/48	16,676	13,778,964
4.25%, 01/15/49	15,780	13,102,704
5.75%, 01/15/40	8,783	9,460,340
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	9,132	8,464,105
Brighthouse Financial Inc., 4.70%, 06/22/47(a)	1,973	1,475,488
Brown & Brown Inc.
4.90%, 06/23/30(a)	9,799	9,915,013
5.55%, 06/23/35(a)	7,816	7,944,527
6.25%, 06/23/55(a)	8,054	8,221,067
Chubb Corp. (The), 6.00%, 05/11/37	5,935	6,418,292
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	5,807	5,084,116
3.05%, 12/15/61(a)	8,199	4,944,715
4.35%, 11/03/45	12,460	10,690,957
4.90%, 08/15/35	6,822	6,779,178
5.00%, 03/15/34	15,788	16,019,990
Corebridge Financial Inc.
3.85%, 04/05/29	16,064	15,834,044
3.90%, 04/05/32(a)	6,961	6,587,487
4.40%, 04/05/52(a)	12,174	9,711,094
5.75%, 01/15/34	5,755	6,015,680
Equitable Holdings Inc., 5.00%, 04/20/48	9,655	8,612,569
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52(a)	8,547	5,293,474
3.50%, 10/15/50(a)	7,084	4,841,510
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	2,143	2,210,916
6.00%, 12/07/33	4,033	4,243,650
6.35%, 03/22/54	5,576	5,677,839
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49	6,994	5,082,152
Manulife Financial Corp.
3.70%, 03/16/32(a)	5,708	5,449,634
5.38%, 03/04/46	5,072	4,966,635
Marsh & McLennan Companies Inc.
2.25%, 11/15/30(a)	10,360	9,370,663
Security	Par (000)	Value
Insurance (continued)
4.38%, 03/15/29(a)	$8,176	$8,251,358
4.65%, 03/15/30	15,605	15,862,979
4.85%, 11/15/31	8,904	9,105,637
4.90%, 03/15/49	11,869	10,557,009
5.00%, 03/15/35	11,714	11,751,375
5.40%, 03/15/55(a)	12,362	11,725,861
5.70%, 09/15/53(a)	7,947	7,865,768
MetLife Inc.
4.05%, 03/01/45	9,735	7,917,438
4.13%, 08/13/42	8,085	6,774,160
4.55%, 03/23/30(a)	9,078	9,240,219
4.60%, 05/13/46	5,782	5,100,158
4.88%, 11/13/43(a)	5,905	5,409,507
5.00%, 07/15/52(a)	8,468	7,627,513
5.25%, 01/15/54(a)	6,081	5,687,239
5.30%, 12/15/34(a)	6,319	6,495,751
5.38%, 07/15/33(a)	6,811	7,119,367
5.70%, 06/15/35	7,082	7,503,549
5.88%, 02/06/41	6,875	7,132,160
6.38%, 06/15/34(a)	7,798	8,642,775
Progressive Corp. (The), 4.13%, 04/15/47(a)	5,902	4,819,447
Prudential Financial Inc.
3.70%, 03/13/51	11,213	8,187,180
3.91%, 12/07/47	8,380	6,532,457
3.94%, 12/07/49	7,517	5,722,276
4.35%, 02/25/50(a)	8,050	6,605,364
4.60%, 05/15/44	5,938	5,221,542
5.20%, 03/14/35(a)	6,085	6,181,666
5.70%, 12/14/36(a)	5,575	5,878,476
Travelers Companies Inc. (The)
3.05%, 06/08/51	7,441	4,838,431
5.35%, 11/01/40	5,856	5,903,506
5.45%, 05/25/53(a)	7,017	6,812,780
5.70%, 07/24/55	4,879	4,887,681
6.25%, 06/15/37	8,895	9,820,993
Willis North America Inc.
5.35%, 05/15/33	7,068	7,279,413
5.90%, 03/05/54	6,198	6,096,772
		670,814,987
Internet — 2.1%
Alphabet Inc.
1.10%, 08/15/30	12,023	10,498,832
1.90%, 08/15/40(a)	17,488	11,689,133
2.05%, 08/15/50(a)	19,649	10,695,615
2.25%, 08/15/60(a)	19,027	9,857,025
4.00%, 05/15/30	7,964	8,005,756
4.50%, 05/15/35(a)	9,788	9,694,526
5.25%, 05/15/55	13,120	12,736,439
5.30%, 05/15/65(a)	12,413	11,931,579
Amazon.com Inc.
1.50%, 06/03/30	18,275	16,321,746
2.10%, 05/12/31	18,814	16,863,361
2.50%, 06/03/50	22,869	13,614,810
2.70%, 06/03/60	15,552	8,864,530
2.88%, 05/12/41	16,637	12,464,625
3.10%, 05/12/51	27,218	18,236,700
3.25%, 05/12/61	15,220	9,818,774
3.45%, 04/13/29	8,343	8,222,519
3.60%, 04/13/32(a)	9,219	8,870,603
3.88%, 08/22/37	16,839	15,304,467
3.95%, 04/13/52(a)	18,934	14,825,990
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.05%, 08/22/47	$30,865	$25,445,831
4.10%, 04/13/62	8,967	6,970,275
4.25%, 08/22/57	16,393	13,306,100
4.65%, 12/01/29(a)	11,115	11,395,144
4.70%, 12/01/32	19,591	20,030,528
4.80%, 12/05/34(a)	9,746	9,981,239
4.95%, 12/05/44	12,861	12,406,784
eBay Inc.
2.60%, 05/10/31(a)	10,424	9,456,951
2.70%, 03/11/30	8,249	7,711,658
3.65%, 05/10/51	6,170	4,461,275
4.00%, 07/15/42	7,549	6,187,200
Expedia Group Inc.
3.25%, 02/15/30(a)	10,643	10,143,868
5.40%, 02/15/35(a)	9,293	9,437,860
Meta Platforms Inc.
3.85%, 08/15/32(a)	21,246	20,523,260
4.30%, 08/15/29	9,804	9,927,042
4.45%, 08/15/52	20,651	17,200,108
4.55%, 08/15/31(a)	11,951	12,171,233
4.65%, 08/15/62	12,281	10,238,796
4.75%, 08/15/34(a)	14,728	14,772,423
4.80%, 05/15/30	12,281	12,671,365
4.95%, 05/15/33	19,697	20,230,665
5.40%, 08/15/54	24,247	23,252,829
5.55%, 08/15/64	22,190	21,400,553
5.60%, 05/15/53(a)	18,157	17,933,153
5.75%, 05/15/63	16,754	16,695,792
Netflix Inc.
4.90%, 08/15/34(a)	9,031	9,221,653
5.40%, 08/15/54	6,559	6,392,073
5.88%, 11/15/28(a)	5,102	5,388,704
6.38%, 05/15/29(a)	13,364	14,416,253
Uber Technologies Inc.
4.30%, 01/15/30	8,049	8,065,774
4.80%, 09/15/34	8,039	7,942,486
5.35%, 09/15/54(a)	10,322	9,665,094
		633,560,999
Iron & Steel — 0.0%
ArcelorMittal SA, 6.80%, 11/29/32(a)	8,104	8,959,018
Lodging — 0.3%
Las Vegas Sands Corp., 3.90%, 08/08/29	6,349	6,124,193
Marriott International Inc., 5.50%, 04/15/37	8,364	8,385,116
Marriott International Inc./MD
4.90%, 04/15/29(a)	14,674	14,957,311
5.30%, 05/15/34	7,358	7,462,285
5.35%, 03/15/35	8,096	8,163,808
Series FF, 4.63%, 06/15/30(a)	9,949	10,023,309
Series GG, 3.50%, 10/15/32	12,265	11,249,658
Series HH, 2.85%, 04/15/31	10,782	9,894,373
		76,260,053
Machinery — 0.8%
Caterpillar Financial Services Corp., 4.70%, 11/15/29	7,839	8,029,035
Caterpillar Inc.
2.60%, 04/09/30(a)	12,046	11,310,733
3.25%, 09/19/49	7,533	5,270,861
3.25%, 04/09/50(a)	7,341	5,119,337
3.80%, 08/15/42	13,833	11,390,302
5.20%, 05/15/35	15,261	15,644,137
Security	Par (000)	Value
Machinery (continued)
5.20%, 05/27/41	$6,020	$5,936,869
Deere & Co.
3.75%, 04/15/50	6,212	4,759,798
3.90%, 06/09/42(a)	10,725	9,092,234
5.45%, 01/16/35	11,186	11,654,574
5.70%, 01/19/55(a)	5,326	5,430,459
Ingersoll Rand Inc.
5.18%, 06/15/29	6,172	6,375,938
5.45%, 06/15/34(a)	6,586	6,801,329
5.70%, 08/14/33	6,965	7,336,276
John Deere Capital Corp.
4.40%, 09/08/31(a)	7,975	8,014,550
4.50%, 01/16/29	4,519	4,590,120
4.70%, 06/10/30(a)	7,951	8,154,548
4.85%, 06/11/29	9,731	10,009,290
4.90%, 03/07/31	6,159	6,345,081
5.10%, 04/11/34	8,039	8,239,189
5.15%, 09/08/33(a)	5,844	6,053,333
Series 1, 5.05%, 06/12/34	9,118	9,311,023
Series I, 4.55%, 06/05/30	8,979	9,113,445
Otis Worldwide Corp.
2.57%, 02/15/30	12,340	11,498,099
3.11%, 02/15/40	7,790	6,010,239
3.36%, 02/15/50(a)	5,162	3,568,177
Regal Rexnord Corp.
6.30%, 02/15/30	8,937	9,460,093
6.40%, 04/15/33(a)	10,190	10,843,792
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/35	7,751	7,944,702
		233,307,563
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29(a)	9,057	8,479,547
3.25%, 08/26/49	5,577	3,781,059
3.38%, 03/01/29(a)	8,217	8,017,372
4.00%, 09/14/48(a)	9,754	7,695,877
Carlisle Companies Inc., 2.75%, 03/01/30	640	598,226
Eaton Corp.
4.15%, 03/15/33(a)	9,709	9,478,713
4.15%, 11/02/42	6,862	5,885,055
Illinois Tool Works Inc., 3.90%, 09/01/42	6,583	5,469,340
Parker-Hannifin Corp.
3.25%, 06/14/29	11,508	11,155,892
4.00%, 06/14/49(a)	4,847	3,829,003
4.50%, 09/15/29	7,963	8,072,362
Teledyne Technologies Inc., 2.75%, 04/01/31	9,875	9,045,628
		81,508,074
Media — 3.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.85%, 12/01/35	4,465	4,477,082
6.70%, 12/01/55	3,800	3,759,510
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	4,636	4,309,727
2.30%, 02/01/32(a)	9,050	7,664,460
2.80%, 04/01/31	12,187	10,961,650
3.50%, 06/01/41	11,937	8,574,407
3.50%, 03/01/42	9,768	6,928,675
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.70%, 04/01/51(a)	$19,570	$12,595,422
3.85%, 04/01/61(a)	20,612	12,535,340
3.90%, 06/01/52	18,375	12,167,848
3.95%, 06/30/62(a)	13,903	8,613,342
4.40%, 04/01/33	7,921	7,443,542
4.40%, 12/01/61	10,533	7,131,050
4.80%, 03/01/50(a)	21,292	16,483,566
5.05%, 03/30/29	6,541	6,642,107
5.13%, 07/01/49(a)	10,808	8,785,683
5.25%, 04/01/53(a)	10,835	8,852,337
5.38%, 04/01/38	6,437	6,038,489
5.38%, 05/01/47	19,902	16,910,926
5.50%, 04/01/63	7,829	6,422,302
5.75%, 04/01/48	17,762	15,773,869
6.10%, 06/01/29	7,659	8,051,257
6.38%, 10/23/35	13,603	14,173,835
6.48%, 10/23/45	26,413	25,694,569
6.55%, 06/01/34	11,589	12,279,839
6.65%, 02/01/34(a)	6,085	6,486,499
Comcast Corp.
1.50%, 02/15/31(a)	8,912	7,679,401
1.95%, 01/15/31(a)	14,737	13,045,783
2.45%, 08/15/52(a)	13,638	7,289,917
2.65%, 02/01/30	13,896	13,021,616
2.65%, 08/15/62	14,571	7,442,870
2.80%, 01/15/51	15,667	9,262,078
2.89%, 11/01/51(a)	39,087	23,363,508
2.94%, 11/01/56	51,302	29,495,690
2.99%, 11/01/63(a)	32,789	18,180,556
3.20%, 07/15/36(a)	9,351	7,869,992
3.25%, 11/01/39	14,805	11,625,351
3.40%, 04/01/30(a)	12,541	12,112,355
3.40%, 07/15/46	9,397	6,672,766
3.45%, 02/01/50	12,837	8,723,426
3.75%, 04/01/40(a)	14,898	12,368,051
3.90%, 03/01/38	11,463	9,967,247
3.97%, 11/01/47	16,317	12,462,967
4.00%, 08/15/47	9,158	7,038,414
4.00%, 03/01/48	7,983	6,114,181
4.00%, 11/01/49	15,339	11,533,684
4.05%, 11/01/52	5,382	4,022,349
4.15%, 10/15/28	9,184	9,215,048
4.20%, 08/15/34(a)	12,957	12,304,379
4.25%, 10/15/30(a)	11,126	11,134,376
4.25%, 01/15/33	13,968	13,570,752
4.40%, 08/15/35	9,724	9,257,096
4.55%, 01/15/29	4,983	5,055,473
4.60%, 10/15/38	7,901	7,345,583
4.60%, 08/15/45	5,492	4,695,723
4.65%, 02/15/33	6,735	6,713,520
4.70%, 10/15/48	16,159	13,788,686
4.80%, 05/15/33	12,052	12,078,596
4.95%, 10/15/58	6,361	5,426,682
5.10%, 06/01/29	7,504	7,762,024
5.30%, 06/01/34(a)	11,549	11,891,024
5.30%, 05/15/35(a)	9,579	9,770,053
5.35%, 05/15/53(a)	11,990	10,991,160
5.50%, 11/15/32(a)	6,329	6,668,187
5.50%, 05/15/64(a)	10,687	9,817,748
5.65%, 06/15/35(a)	6,790	7,118,732
5.65%, 06/01/54(a)	9,242	8,872,839
Security	Par (000)	Value
Media (continued)
6.05%, 05/15/55(a)	$10,705	$10,816,227
7.05%, 03/15/33	7,219	8,253,098
Fox Corp.
4.71%, 01/25/29	11,194	11,314,349
5.48%, 01/25/39	10,841	10,698,919
5.58%, 01/25/49(a)	13,659	12,854,933
6.50%, 10/13/33	8,762	9,530,598
Paramount Global
4.20%, 05/19/32(a)	4,758	4,435,610
4.38%, 03/15/43	6,792	5,154,489
4.95%, 01/15/31	2,543	2,527,123
4.95%, 05/19/50	3,639	2,840,719
5.85%, 09/01/43	7,308	6,577,926
6.88%, 04/30/36(a)	7,243	7,677,935
7.88%, 07/30/30	1,924	2,170,073
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	8,632	10,079,417
Time Warner Cable LLC
4.50%, 09/15/42	10,325	8,170,865
5.50%, 09/01/41	9,122	8,225,176
5.88%, 11/15/40	10,956	10,455,145
6.55%, 05/01/37	10,871	11,230,468
6.75%, 06/15/39	13,545	14,074,283
7.30%, 07/01/38	13,096	14,270,757
TWDC Enterprises 18 Corp., 4.13%, 06/01/44	8,748	7,288,651
Walt Disney Co. (The)
2.00%, 09/01/29	10,719	9,926,283
2.65%, 01/13/31(a)	21,688	20,149,262
2.75%, 09/01/49(a)	19,137	11,941,865
3.50%, 05/13/40	14,844	12,236,139
3.60%, 01/13/51	23,972	17,605,718
3.80%, 03/22/30(a)	6,857	6,780,851
3.80%, 05/13/60	10,964	7,962,778
4.63%, 03/23/40	9,616	9,146,969
4.70%, 03/23/50(a)	11,874	10,519,165
6.20%, 12/15/34(a)	9,213	10,319,282
6.40%, 12/15/35(a)	5,747	6,483,046
6.65%, 11/15/37	10,769	12,334,501
		996,579,836
Mining — 0.7%
Barrick North America Finance LLC
5.70%, 05/30/41(a)	5,233	5,274,561
5.75%, 05/01/43	6,418	6,495,159
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	7,456	7,764,708
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	7,716	6,618,849
4.90%, 02/28/33(a)	7,408	7,495,883
5.00%, 02/21/30	10,483	10,818,580
5.00%, 09/30/43	20,229	19,158,916
5.13%, 02/21/32	6,117	6,318,030
5.25%, 09/08/30	6,004	6,261,777
5.25%, 09/08/33	9,926	10,238,639
5.30%, 02/21/35	9,497	9,745,108
5.50%, 09/08/53(a)	7,199	7,079,032
Freeport-McMoRan Inc., 5.45%, 03/15/43(a)	13,599	12,784,308
Newmont Corp., 2.60%, 07/15/32(a)	6,569	5,871,255
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	10,199	10,523,550
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	6,440	6,995,901
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	$8,835	$5,345,237
5.20%, 11/02/40	6,972	6,869,151
Rio Tinto Finance USA PLC
4.13%, 08/21/42	7,118	6,021,008
4.88%, 03/14/30	8,102	8,300,817
5.00%, 03/14/32	12,167	12,470,999
5.13%, 03/09/53	7,010	6,436,400
5.25%, 03/14/35	11,038	11,231,813
5.75%, 03/14/55	14,762	14,705,729
5.88%, 03/14/65	7,036	7,046,038
		217,871,448
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	8,854	8,244,229
Oil & Gas — 4.3%
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	20,403	18,114,865
2.72%, 01/12/32	10,175	9,166,496
2.77%, 11/10/50(a)	11,444	6,910,020
2.94%, 06/04/51(a)	16,736	10,364,129
3.00%, 02/24/50(a)	22,976	14,603,490
3.00%, 03/17/52(a)	14,240	8,900,964
3.06%, 06/17/41	8,429	6,226,517
3.38%, 02/08/61	13,228	8,459,428
3.63%, 04/06/30	12,930	12,644,579
3.94%, 09/21/28(a)	3,760	3,747,319
4.23%, 11/06/28	6,398	6,427,814
4.70%, 04/10/29	11,729	11,948,324
4.81%, 02/13/33	13,515	13,541,283
4.89%, 09/11/33(a)	15,092	15,134,172
4.97%, 10/17/29	8,280	8,529,957
4.99%, 04/10/34	10,308	10,410,698
5.23%, 11/17/34	14,606	14,920,952
BP Capital Markets PLC, 3.72%, 11/28/28	4,686	4,634,085
Canadian Natural Resources Ltd.
4.95%, 06/01/47	5,695	4,943,829
5.00%, 12/15/29(b)	5,916	6,026,369
5.40%, 12/15/34(a)(b)	7,014	7,028,175
6.25%, 03/15/38	7,699	8,061,838
Cenovus Energy Inc., 3.75%, 02/15/52(a)	6,273	4,262,140
Chevron Corp.
2.24%, 05/11/30(a)	14,283	13,132,617
3.08%, 05/11/50(a)	7,910	5,264,472
Chevron USA Inc.
2.34%, 08/12/50(a)	8,081	4,610,124
4.30%, 10/15/30(a)	9,573	9,620,984
4.50%, 10/15/32(a)	8,025	8,037,544
4.69%, 04/15/30	9,416	9,605,973
4.85%, 10/15/35(a)	6,200	6,170,910
4.98%, 04/15/35	5,946	6,036,521
ConocoPhillips Co.
3.76%, 03/15/42(a)	7,748	6,190,526
3.80%, 03/15/52	11,049	7,988,000
4.03%, 03/15/62	12,350	8,830,997
4.30%, 11/15/44(a)	6,253	5,256,704
4.70%, 01/15/30(a)	9,859	10,041,035
5.00%, 01/15/35	9,183	9,182,216
5.05%, 09/15/33	10,785	11,017,114
5.30%, 05/15/53(a)	7,038	6,455,389
Security	Par (000)	Value
Oil & Gas (continued)
5.50%, 01/15/55(a)	$11,264	$10,604,092
5.55%, 03/15/54(a)	7,891	7,465,674
6.50%, 02/01/39	11,051	12,321,237
Coterra Energy Inc.
5.40%, 02/15/35(a)	8,196	8,166,919
5.90%, 02/15/55	6,388	5,958,058
Devon Energy Corp.
4.75%, 05/15/42	7,166	6,038,425
5.00%, 06/15/45	7,169	6,013,865
5.20%, 09/15/34(a)	9,963	9,756,181
5.60%, 07/15/41(a)	10,105	9,462,436
5.75%, 09/15/54(a)	8,827	7,897,662
Diamondback Energy Inc.
3.13%, 03/24/31	12,272	11,362,620
3.50%, 12/01/29	14,518	13,990,419
4.25%, 03/15/52	7,184	5,393,657
5.15%, 01/30/30	7,115	7,310,378
5.40%, 04/18/34	11,242	11,349,828
5.55%, 04/01/35(a)	9,005	9,099,728
5.75%, 04/18/54	10,593	9,810,084
5.90%, 04/18/64(a)	8,887	8,224,605
6.25%, 03/15/33	6,923	7,398,953
EOG Resources Inc.
4.38%, 04/15/30	8,030	8,074,883
4.95%, 04/15/50	6,531	5,746,806
5.00%, 07/15/32	10,826	11,011,904
5.35%, 01/15/36	10,222	10,365,637
5.65%, 12/01/54(a)	7,538	7,294,373
EQT Corp.
4.75%, 01/15/31(a)(b)	3,545	3,518,853
5.75%, 02/01/34	11,085	11,476,298
Equinor ASA
2.38%, 05/22/30	1,449	1,341,452
3.13%, 04/06/30	3,707	3,552,516
3.25%, 11/18/49	2,012	1,401,432
3.63%, 09/10/28(a)	1,678	1,662,971
3.70%, 04/06/50	1,709	1,292,679
3.95%, 05/15/43	1,649	1,384,043
4.80%, 11/08/43	1,854	1,716,357
5.10%, 08/17/40	1,661	1,649,797
5.13%, 06/03/35(a)	5,500	5,592,072
Expand Energy Corp.
4.75%, 02/01/32	9,635	9,382,536
5.38%, 03/15/30	6,478	6,546,888
5.70%, 01/15/35(a)	7,424	7,529,419
Exxon Mobil Corp.
2.44%, 08/16/29(a)	12,943	12,295,785
2.61%, 10/15/30(a)	18,400	17,161,042
3.00%, 08/16/39	5,542	4,350,309
3.10%, 08/16/49	14,707	9,831,118
3.45%, 04/15/51	18,049	12,715,600
3.48%, 03/19/30	15,652	15,306,762
3.57%, 03/06/45	11,040	8,467,425
4.11%, 03/01/46	18,156	14,917,516
4.23%, 03/19/40	13,958	12,556,692
4.33%, 03/19/50	22,373	18,483,666
Hess Corp.
5.60%, 02/15/41	9,030	9,142,094
6.00%, 01/15/40	7,258	7,765,585
Marathon Petroleum Corp.
4.75%, 09/15/44	8,495	7,135,237
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.15%, 03/01/30(a)	$11,097	$11,408,388
5.70%, 03/01/35(a)	7,792	7,953,221
6.50%, 03/01/41	7,865	8,262,320
Occidental Petroleum Corp.
5.20%, 08/01/29	11,547	11,702,279
5.38%, 01/01/32(a)	9,223	9,255,816
5.55%, 10/01/34(a)	11,209	11,125,364
6.05%, 10/01/54(a)	7,829	7,260,127
6.13%, 01/01/31	8,905	9,303,200
6.45%, 09/15/36(a)	11,399	11,785,733
6.60%, 03/15/46(a)	10,755	10,791,707
6.63%, 09/01/30(a)	10,604	11,267,996
7.50%, 05/01/31	7,625	8,513,362
8.88%, 07/15/30(a)	6,936	7,977,396
Phillips 66
2.15%, 12/15/30	11,523	10,255,881
3.30%, 03/15/52(a)	6,670	4,286,175
4.65%, 11/15/34	11,563	11,151,684
4.88%, 11/15/44	13,710	11,976,831
5.88%, 05/01/42	12,974	12,989,119
Phillips 66 Co.
5.25%, 06/15/31(a)	10,579	10,957,743
5.30%, 06/30/33(a)	8,424	8,597,135
Pioneer Natural Resources Co.
1.90%, 08/15/30	7,171	6,407,602
2.15%, 01/15/31	4,545	4,076,190
Shell Finance U.S. Inc.
2.38%, 11/07/29	14,312	13,391,982
2.75%, 04/06/30(a)	12,151	11,468,083
3.25%, 04/06/50(a)	11,603	7,934,482
3.75%, 09/12/46(a)	8,463	6,508,993
4.00%, 05/10/46	13,890	11,061,024
4.13%, 05/11/35(a)	10,568	10,027,768
4.38%, 05/11/45	15,904	13,517,018
4.55%, 08/12/43	8,631	7,622,786
Shell International Finance BV
3.00%, 11/26/51(a)	14,781	9,477,993
3.13%, 11/07/49(a)	9,533	6,354,446
3.88%, 11/13/28(a)	7,446	7,436,222
5.50%, 03/25/40	8,461	8,610,508
6.38%, 12/15/38	18,469	20,551,365
Suncor Energy Inc.
3.75%, 03/04/51(a)	6,116	4,255,317
4.00%, 11/15/47	6,670	4,924,006
6.85%, 06/01/39	6,592	7,236,283
TotalEnergies Capital International SA
2.83%, 01/10/30(a)	14,176	13,544,859
2.99%, 06/29/41	6,213	4,607,735
3.13%, 05/29/50	17,541	11,539,722
3.39%, 06/29/60	10,730	6,906,263
3.46%, 02/19/29	10,311	10,153,806
3.46%, 07/12/49	6,852	4,828,891
TotalEnergies Capital SA
3.88%, 10/11/28(a)	4,033	4,028,694
4.72%, 09/10/34(a)	7,540	7,532,698
5.15%, 04/05/34(a)	10,289	10,600,479
5.28%, 09/10/54(a)	8,234	7,605,896
5.43%, 09/10/64	11,578	10,709,964
5.49%, 04/05/54(a)	10,739	10,217,841
5.64%, 04/05/64	9,371	8,994,161
Security	Par (000)	Value
Oil & Gas (continued)
Valero Energy Corp.
3.65%, 12/01/51(a)	$7,884	$5,308,295
6.63%, 06/15/37(a)	9,958	10,845,700
Viper Energy Partners LLC, 5.70%, 08/01/35	5,946	5,966,177
Woodside Finance Ltd.
5.10%, 09/12/34	9,098	8,892,463
5.40%, 05/19/30	5,717	5,871,999
5.70%, 09/12/54(a)	5,964	5,479,851
6.00%, 05/19/35	12,811	13,239,862
		1,285,302,038
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	10,294	9,899,699
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	8,113	6,306,318
Halliburton Co.
2.92%, 03/01/30	6,598	6,200,954
4.75%, 08/01/43	8,363	7,245,199
4.85%, 11/15/35(a)	10,445	10,132,359
5.00%, 11/15/45(a)	15,026	13,224,133
6.70%, 09/15/38	5,628	6,179,141
7.45%, 09/15/39(a)	7,373	8,647,010
		67,834,813
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc.
2.69%, 05/25/31	8,026	7,255,863
5.50%, 03/17/35(a)	6,684	6,822,488
Berry Global Inc.
5.65%, 01/15/34(a)	8,219	8,536,685
5.80%, 06/15/31	6,013	6,361,225
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(a)	7,442	7,674,645
5.44%, 04/03/34	7,802	8,000,303
5.78%, 04/03/54(a)	9,345	9,191,754
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(a)	7,599	7,752,713
WRKCo Inc., 4.90%, 03/15/29(a)	7,455	7,608,975
		69,204,651
Pharmaceuticals — 7.4%
AbbVie Inc.
3.20%, 11/21/29(a)	41,181	39,643,306
4.05%, 11/21/39	28,729	25,230,647
4.25%, 11/14/28	6,194	6,242,693
4.25%, 11/21/49	41,309	33,641,632
4.30%, 05/14/36	9,876	9,358,166
4.40%, 11/06/42	19,117	16,794,460
4.45%, 05/14/46	21,372	18,361,611
4.50%, 05/14/35	25,053	24,265,434
4.55%, 03/15/35	20,756	20,250,106
4.70%, 05/14/45	22,655	20,301,755
4.75%, 03/15/45	9,073	8,170,475
4.80%, 03/15/29	8,432	8,628,175
4.85%, 06/15/44(a)	12,194	11,205,121
4.88%, 03/15/30	11,419	11,751,013
4.88%, 11/14/48	14,411	13,001,215
4.95%, 03/15/31	7,217	7,446,557
5.05%, 03/15/34	25,191	25,656,840
5.20%, 03/15/35	12,526	12,811,385
5.35%, 03/15/44	7,786	7,614,875
5.40%, 03/15/54	23,449	22,531,903
5.50%, 03/15/64(a)	10,481	10,067,519
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.60%, 03/15/55(a)	$7,312	$7,233,408
Astrazeneca Finance LLC
2.25%, 05/28/31	11,417	10,315,613
4.85%, 02/26/29(a)	7,700	7,899,284
4.90%, 02/26/31	11,695	12,084,160
5.00%, 02/26/34	9,354	9,559,827
AstraZeneca PLC
1.38%, 08/06/30(a)	9,872	8,661,541
3.00%, 05/28/51(a)	6,670	4,429,500
4.00%, 01/17/29	5,423	5,422,201
4.00%, 09/18/42	7,758	6,599,143
4.38%, 11/16/45	9,286	8,087,321
4.38%, 08/17/48(a)	10,211	8,777,169
6.45%, 09/15/37	17,718	19,984,999
Becton Dickinson & Co.
1.96%, 02/11/31	11,776	10,347,763
2.82%, 05/20/30(a)	7,083	6,624,300
4.67%, 06/06/47	13,325	11,520,847
4.69%, 12/15/44	9,292	8,120,091
Bristol-Myers Squibb Co.
1.45%, 11/13/30	13,896	12,143,079
2.35%, 11/13/40	8,472	5,812,679
2.55%, 11/13/50(a)	13,643	7,903,826
2.95%, 03/15/32	16,204	14,779,583
3.40%, 07/26/29	24,563	23,944,206
3.55%, 03/15/42	8,151	6,438,443
3.70%, 03/15/52	16,463	11,892,540
3.90%, 03/15/62(a)	9,211	6,513,309
4.13%, 06/15/39	10,926	9,708,161
4.25%, 10/26/49	35,128	28,058,356
4.35%, 11/15/47	9,439	7,815,054
4.55%, 02/20/48	12,806	10,907,696
4.90%, 02/22/29(a)	6,732	6,912,929
5.10%, 02/22/31	11,597	12,062,694
5.20%, 02/22/34	18,914	19,394,092
5.55%, 02/22/54(a)	21,328	20,564,940
5.65%, 02/22/64	13,950	13,366,544
5.75%, 02/01/31(a)	10,136	10,842,841
5.90%, 11/15/33(a)	6,766	7,284,654
6.25%, 11/15/53(a)	9,963	10,532,169
6.40%, 11/15/63	8,057	8,615,493
Cardinal Health Inc.
5.00%, 11/15/29	7,212	7,384,140
5.35%, 11/15/34	9,276	9,415,812
Cencora Inc., 2.70%, 03/15/31	10,771	9,850,787
CVS Health Corp.
1.75%, 08/21/30(a)	8,555	7,477,494
1.88%, 02/28/31	11,048	9,560,494
2.13%, 09/15/31	12,104	10,439,301
3.25%, 08/15/29(a)	16,158	15,453,760
3.75%, 04/01/30	10,461	10,112,237
4.78%, 03/25/38	38,453	35,364,667
5.00%, 01/30/29	5,643	5,754,690
5.00%, 09/15/32(a)	7,490	7,519,894
5.05%, 03/25/48	62,353	53,514,026
5.13%, 02/21/30(a)	9,302	9,521,245
5.13%, 07/20/45	25,270	22,211,302
5.25%, 01/30/31(a)	7,339	7,541,471
5.25%, 02/21/33	14,177	14,331,743
5.30%, 06/01/33	8,651	8,770,628
5.30%, 12/05/43	7,838	7,142,185
Security	Par (000)	Value
Pharmaceuticals (continued)
5.40%, 06/01/29(a)	$7,863	$8,128,680
5.45%, 09/15/35	10,667	10,693,583
5.55%, 06/01/31(a)	8,389	8,760,240
5.63%, 02/21/53(a)	10,541	9,636,255
5.70%, 06/01/34(a)	11,900	12,267,510
5.88%, 06/01/53(a)	10,345	9,790,782
6.00%, 06/01/44	7,497	7,405,156
6.00%, 06/01/63(a)	6,961	6,592,773
6.05%, 06/01/54(a)	7,549	7,322,732
6.20%, 09/15/55(a)	11,101	10,927,279
Eli Lilly & Co.
2.25%, 05/15/50(a)	16,309	9,137,794
2.50%, 09/15/60(a)	8,613	4,694,180
3.38%, 03/15/29	11,050	10,852,562
3.95%, 03/15/49(a)	10,387	8,217,517
4.20%, 08/14/29	7,484	7,546,724
4.25%, 03/15/31	14,296	14,316,876
4.50%, 02/09/29	8,345	8,481,502
4.55%, 10/15/32(a)	9,345	9,395,768
4.60%, 08/14/34	7,706	7,658,304
4.70%, 02/27/33(a)	8,982	9,097,553
4.70%, 02/09/34	11,916	11,953,516
4.75%, 02/12/30	11,336	11,650,674
4.88%, 02/27/53	13,959	12,598,711
4.90%, 02/12/32	8,479	8,755,173
4.90%, 10/15/35	10,442	10,478,527
4.95%, 02/27/63	6,758	6,000,336
5.00%, 02/09/54	10,547	9,668,845
5.05%, 08/14/54(a)	10,013	9,245,322
5.10%, 02/12/35(a)	10,408	10,662,285
5.10%, 02/09/64(a)	12,960	11,805,050
5.20%, 08/14/64	6,419	5,928,248
5.50%, 02/12/55(a)	10,772	10,658,968
5.55%, 10/15/55	3,394	3,370,476
5.60%, 02/12/65	6,679	6,597,672
5.65%, 10/15/65(a)	4,990	4,951,968
GlaxoSmithKline Capital Inc.
4.50%, 04/15/30	7,208	7,295,471
4.88%, 04/15/35	9,289	9,286,496
6.38%, 05/15/38	18,727	20,832,870
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	11,136	10,870,671
Johnson & Johnson
1.30%, 09/01/30	11,548	10,171,414
2.10%, 09/01/40	12,924	8,951,749
2.25%, 09/01/50	10,737	6,218,181
2.45%, 09/01/60	9,924	5,439,742
3.40%, 01/15/38	8,646	7,474,204
3.50%, 01/15/48	8,489	6,454,441
3.55%, 03/01/36	9,300	8,411,033
3.63%, 03/03/37	11,462	10,283,262
3.70%, 03/01/46	11,793	9,412,129
3.75%, 03/03/47	7,481	5,978,949
4.38%, 12/05/33(a)	8,343	8,372,589
4.70%, 03/01/30	7,733	7,954,107
4.80%, 06/01/29	7,977	8,232,016
4.85%, 03/01/32(a)	6,360	6,584,558
4.90%, 06/01/31(a)	7,765	8,101,889
4.95%, 06/01/34(a)	6,012	6,269,340
5.00%, 03/01/35(a)	13,727	14,091,936
5.25%, 06/01/54(a)	6,711	6,607,153
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.95%, 08/15/37	$7,485	$8,274,170
Merck & Co. Inc.
1.45%, 06/24/30	9,376	8,269,592
1.90%, 12/10/28	11,150	10,462,599
2.15%, 12/10/31(a)	11,063	9,736,071
2.35%, 06/24/40(a)	12,858	9,052,383
2.45%, 06/24/50	11,426	6,593,948
2.75%, 12/10/51	17,714	10,753,766
2.90%, 12/10/61	17,969	10,307,791
3.40%, 03/07/29	17,161	16,825,669
3.70%, 02/10/45	11,991	9,387,218
3.90%, 03/07/39	11,094	9,783,578
4.00%, 03/07/49(a)	10,337	8,139,440
4.15%, 05/18/43	9,333	7,936,613
4.30%, 05/17/30(a)	7,324	7,389,449
4.50%, 05/17/33(a)	12,695	12,692,075
4.90%, 05/17/44(a)	7,337	6,834,738
5.00%, 05/17/53(a)	9,838	8,903,772
5.15%, 05/17/63	9,242	8,382,473
Mylan Inc., 5.20%, 04/15/48	4,845	3,874,764
Novartis Capital Corp.
2.20%, 08/14/30	10,723	9,836,910
2.75%, 08/14/50(a)	12,757	8,044,891
3.80%, 09/18/29	6,056	6,033,977
4.00%, 09/18/31(a)	11,446	11,360,162
4.00%, 11/20/45(a)	11,596	9,568,218
4.20%, 09/18/34(a)	10,020	9,697,465
4.40%, 05/06/44	12,587	11,152,935
4.70%, 09/18/54	6,397	5,652,222
Pfizer Inc.
1.70%, 05/28/30	6,602	5,908,839
1.75%, 08/18/31(a)	12,735	11,118,487
2.55%, 05/28/40(a)	9,570	6,893,721
2.63%, 04/01/30	23,015	21,600,342
2.70%, 05/28/50(a)	12,441	7,601,248
3.45%, 03/15/29	12,773	12,571,028
3.60%, 09/15/28	15	14,919
3.90%, 03/15/39	8,768	7,649,428
4.00%, 12/15/36(a)	8,847	8,134,774
4.00%, 03/15/49(a)	11,030	8,622,428
4.13%, 12/15/46	10,511	8,533,658
4.20%, 09/15/48	8,117	6,626,919
4.30%, 06/15/43(a)	6,830	5,861,061
4.40%, 05/15/44(a)	9,171	7,988,966
7.20%, 03/15/39	17,368	20,578,866
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30(a)	17,783	18,112,997
4.75%, 05/19/33	40,197	40,293,694
5.11%, 05/19/43	23,903	22,584,800
5.30%, 05/19/53	42,682	39,765,223
5.34%, 05/19/63	34,735	31,703,569
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	20,081	18,207,145
3.03%, 07/09/40	16,541	12,413,253
3.18%, 07/09/50(a)	14,831	9,664,959
3.38%, 07/09/60(a)	6,022	3,809,391
5.00%, 11/26/28	9,784	10,011,334
5.30%, 07/05/34	9,851	10,064,531
5.65%, 07/05/44	6,730	6,732,559
Takeda U.S. Financing Inc.
5.20%, 07/07/35	9,900	9,941,870
Security	Par (000)	Value
Pharmaceuticals (continued)
5.90%, 07/07/55	$11,900	$11,828,316
Utah Acquisition Sub Inc., 5.25%, 06/15/46(a)	6,545	5,335,512
Viatris Inc.
2.70%, 06/22/30	8,467	7,605,881
3.85%, 06/22/40	7,843	5,861,008
4.00%, 06/22/50	10,275	6,768,275
Wyeth LLC
5.95%, 04/01/37	12,832	13,730,218
6.50%, 02/01/34	12,314	13,786,448
Zoetis Inc.
2.00%, 05/15/30	7,154	6,488,214
4.70%, 02/01/43	8,364	7,573,643
5.00%, 08/17/35	4,369	4,345,992
5.60%, 11/16/32(a)	5,089	5,383,524
		2,220,708,889
Pipelines — 4.3%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	10,998	10,670,681
Cheniere Energy Inc.
4.63%, 10/15/28	8,504	8,489,864
5.65%, 04/15/34	12,559	12,806,773
Cheniere Energy Partners LP
3.25%, 01/31/32(a)	10,752	9,723,982
4.00%, 03/01/31	12,508	12,043,220
4.50%, 10/01/29	4,796	4,797,856
5.55%, 10/30/35(a)(b)	8,106	8,170,071
5.75%, 08/15/34	9,661	9,929,344
5.95%, 06/30/33	12,462	13,051,916
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	6,486	6,173,228
Enbridge Inc.
2.50%, 08/01/33	10,120	8,514,895
3.13%, 11/15/29	6,553	6,244,004
3.40%, 08/01/51	6,521	4,306,759
5.30%, 04/05/29	6,624	6,832,276
5.50%, 12/01/46	5,736	5,516,853
5.55%, 06/20/35(a)	8,779	8,936,165
5.63%, 04/05/34	5,627	5,804,495
5.70%, 03/08/33	16,695	17,392,525
5.95%, 04/05/54(a)	9,309	9,165,862
6.00%, 11/15/28(a)	5,683	5,980,762
6.20%, 11/15/30	6,056	6,515,496
6.70%, 11/15/53(a)	8,873	9,543,261
Energy Transfer LP
3.75%, 05/15/30	12,727	12,324,502
5.00%, 05/15/50	16,189	13,432,852
5.15%, 03/15/45	8,464	7,416,349
5.25%, 04/15/29(a)	6,571	6,757,435
5.25%, 07/01/29	9,691	9,982,023
5.30%, 04/15/47	8,366	7,357,267
5.35%, 05/15/45	6,265	5,606,491
5.40%, 10/01/47	12,267	10,895,298
5.55%, 05/15/34	9,290	9,427,015
5.60%, 09/01/34	9,508	9,660,369
5.70%, 04/01/35	10,543	10,722,768
5.75%, 02/15/33	9,906	10,292,254
5.95%, 05/15/54	17,231	16,140,472
6.00%, 06/15/48	8,286	7,920,030
6.05%, 09/01/54(a)	9,909	9,420,503
6.13%, 12/15/45	6,714	6,580,468
6.20%, 04/01/55(a)	9,818	9,503,685
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.25%, 04/15/49(a)	$12,979	$12,720,563
6.40%, 12/01/30	7,546	8,154,917
6.50%, 02/01/42(a)	7,679	7,971,949
6.55%, 12/01/33	11,738	12,725,189
Enterprise Products Operating LLC
2.80%, 01/31/30	11,470	10,822,274
3.13%, 07/31/29(a)	9,575	9,223,271
3.20%, 02/15/52	7,270	4,720,769
3.30%, 02/15/53(a)	9,397	6,165,452
3.70%, 01/31/51	10,732	7,681,307
3.95%, 01/31/60	9,580	6,882,327
4.15%, 10/16/28(a)	4,837	4,853,153
4.20%, 01/31/50	7,453	5,863,391
4.25%, 02/15/48	9,980	8,054,678
4.45%, 02/15/43	7,744	6,684,640
4.60%, 01/15/31	12,689	12,804,243
4.80%, 02/01/49	9,209	7,986,510
4.85%, 01/31/34(a)	5,750	5,743,505
4.85%, 08/15/42	8,070	7,353,482
4.85%, 03/15/44	10,681	9,630,150
4.90%, 05/15/46	12,579	11,254,635
4.95%, 02/15/35(a)	5,511	5,499,109
5.10%, 02/15/45	9,588	8,862,639
5.20%, 01/15/36(a)	12,850	12,948,317
5.35%, 01/31/33	7,705	7,989,024
5.55%, 02/16/55(a)	8,355	7,959,441
5.95%, 02/01/41	5,403	5,592,130
Kinder Morgan Energy Partners LP
5.50%, 03/01/44	5,908	5,575,539
6.95%, 01/15/38	8,481	9,430,094
Kinder Morgan Inc.
2.00%, 02/15/31(a)	12,961	11,426,687
3.60%, 02/15/51(a)	7,866	5,344,964
4.80%, 02/01/33(a)	8,043	7,953,370
5.00%, 02/01/29(a)	4,720	4,819,002
5.05%, 02/15/46	6,469	5,684,945
5.15%, 06/01/30	8,173	8,398,129
5.20%, 06/01/33	12,589	12,725,563
5.20%, 03/01/48	6,884	6,137,580
5.30%, 12/01/34	8,193	8,241,705
5.40%, 02/01/34	6,432	6,547,908
5.45%, 08/01/52	5,170	4,703,433
5.55%, 06/01/45	14,431	13,560,099
5.85%, 06/01/35	4,579	4,753,505
5.95%, 08/01/54(a)	5,956	5,790,218
7.75%, 01/15/32	9,876	11,407,275
MPLX LP
2.65%, 08/15/30	11,560	10,561,429
4.50%, 04/15/38	14,591	12,977,272
4.70%, 04/15/48	11,820	9,600,101
4.80%, 02/15/29	7,186	7,280,236
4.80%, 02/15/31	7,293	7,297,952
4.95%, 09/01/32	7,796	7,740,139
4.95%, 03/14/52	10,644	8,744,620
5.00%, 01/15/33	5,262	5,214,226
5.00%, 03/01/33	9,951	9,856,980
5.20%, 03/01/47	8,294	7,217,630
5.40%, 04/01/35	9,575	9,464,630
5.40%, 09/15/35	8,787	8,662,284
5.50%, 06/01/34	11,180	11,265,794
5.50%, 02/15/49	11,564	10,394,012
Security	Par (000)	Value
Pipelines (continued)
5.95%, 04/01/55	$8,324	$7,847,227
6.20%, 09/15/55(a)	8,800	8,557,523
ONEOK Inc.
3.10%, 03/15/30(a)	6,583	6,204,359
3.95%, 03/01/50	6,740	4,765,182
4.75%, 10/15/31	14,141	14,120,108
4.95%, 10/15/32	4,048	4,020,438
5.05%, 11/01/34	13,846	13,493,514
5.20%, 07/15/48	7,953	6,928,897
5.40%, 10/15/35	4,658	4,608,985
5.65%, 11/01/28	4,373	4,539,755
5.70%, 11/01/54(a)	12,867	11,693,124
5.85%, 11/01/64(a)	6,903	6,291,975
6.05%, 09/01/33	8,395	8,826,302
6.10%, 11/15/32	8,991	9,543,020
6.25%, 10/15/55	12,957	12,662,730
6.63%, 09/01/53(a)	10,163	10,418,429
Plains All American Pipeline LP, 5.95%, 06/15/35(a)	7,214	7,418,038
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	9,061	8,731,950
3.80%, 09/15/30	5,829	5,618,921
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	8,400	8,407,490
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29	7,290	7,374,026
5.58%, 10/01/34	9,131	9,046,932
Targa Resources Corp.
4.20%, 02/01/33	8,067	7,600,610
4.90%, 09/15/30	10,872	11,028,160
4.95%, 04/15/52	6,145	5,072,354
5.50%, 02/15/35(a)	5,261	5,299,493
5.55%, 08/15/35	6,341	6,373,081
5.65%, 02/15/36(a)	6,883	6,945,949
6.13%, 03/15/33	6,560	6,937,485
6.13%, 05/15/55	8,167	7,917,061
6.15%, 03/01/29	5,804	6,127,643
6.50%, 03/30/34	6,984	7,537,196
6.50%, 02/15/53(a)	7,800	7,948,223
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32(a)	10,748	10,108,379
4.88%, 02/01/31	6,186	6,164,377
5.50%, 03/01/30	5,277	5,380,058
TransCanada PipeLines Ltd.
4.10%, 04/15/30(a)	10,436	10,271,457
4.63%, 03/01/34(a)	12,193	11,744,310
5.10%, 03/15/49(a)	5,486	4,946,785
6.10%, 06/01/40	5,506	5,675,820
6.20%, 10/15/37	7,278	7,654,842
7.63%, 01/15/39	9,775	11,476,616
Western Midstream Operating LP
4.05%, 02/01/30	12,383	12,033,142
5.25%, 02/01/50(a)	7,682	6,430,136
5.45%, 11/15/34	6,274	6,193,396
6.15%, 04/01/33	6,549	6,856,140
Williams Companies Inc. (The)
2.60%, 03/15/31(a)	10,232	9,247,592
3.50%, 11/15/30	15,197	14,470,290
4.63%, 06/30/30	8,005	8,041,512
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.65%, 08/15/32(a)	$7,589	$7,492,372
4.85%, 03/01/48	6,189	5,327,827
4.90%, 03/15/29	12,942	13,187,542
5.10%, 09/15/45	7,993	7,202,578
5.15%, 03/15/34	10,552	10,572,412
5.30%, 09/30/35	7,406	7,405,566
5.30%, 08/15/52	6,391	5,783,667
5.60%, 03/15/35(a)	6,435	6,596,450
5.65%, 03/15/33	8,300	8,647,913
5.80%, 11/15/54	6,482	6,276,482
6.30%, 04/15/40(a)	6,776	7,188,150
		1,311,256,446
Private Equity — 0.0%
KKR & Co. Inc., 5.10%, 08/07/35(a)	921	913,978
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34	9,040	9,574,427
Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33(a)	13,410	10,879,835
2.00%, 05/18/32	9,640	8,076,659
2.95%, 03/15/34	6,858	5,850,991
3.00%, 05/18/51	8,415	5,118,131
3.38%, 08/15/31	9,072	8,474,003
3.55%, 03/15/52	7,398	4,996,906
American Tower Corp.
1.88%, 10/15/30	5,808	5,118,460
2.10%, 06/15/30	6,002	5,397,003
2.90%, 01/15/30	8,055	7,572,045
2.95%, 01/15/51	6,808	4,259,421
3.10%, 06/15/50	8,294	5,390,822
3.80%, 08/15/29	13,071	12,800,983
5.55%, 07/15/33	7,346	7,626,229
5.65%, 03/15/33(a)	5,281	5,514,021
5.80%, 11/15/28	5,368	5,607,067
5.90%, 11/15/33	7,236	7,682,342
Boston Properties LP
2.45%, 10/01/33(a)	12,335	10,001,100
2.55%, 04/01/32	8,827	7,567,403
3.25%, 01/30/31(a)	11,092	10,300,232
3.40%, 06/21/29(a)	9,218	8,832,665
4.50%, 12/01/28	5,797	5,797,730
5.75%, 01/15/35(a)	5,606	5,677,161
6.50%, 01/15/34(a)	7,512	8,057,300
Brixmor Operating Partnership LP
4.05%, 07/01/30(a)	9,965	9,759,566
4.13%, 05/15/29	8,464	8,382,763
Crown Castle Inc.
2.10%, 04/01/31	11,694	10,189,863
2.25%, 01/15/31(a)	8,202	7,262,372
2.50%, 07/15/31	8,190	7,245,887
2.90%, 04/01/41	6,296	4,502,277
3.25%, 01/15/51(a)	10,006	6,542,906
3.30%, 07/01/30	9,262	8,737,757
5.10%, 05/01/33	6,637	6,650,956
5.60%, 06/01/29	9,023	9,370,385
5.80%, 03/01/34	5,724	5,961,124
Digital Realty Trust LP, 3.60%, 07/01/29(a)	6,656	6,493,369
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	5,589	5,728,692
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Equinix Inc.
2.15%, 07/15/30	$10,031	$9,032,836
2.50%, 05/15/31	9,691	8,693,029
3.20%, 11/18/29	6,475	6,182,276
3.90%, 04/15/32	10,652	10,139,212
ERP Operating LP, 4.50%, 07/01/44	6,332	5,495,448
Extra Space Storage LP
4.95%, 01/15/33	1,765	1,770,131
5.50%, 07/01/30	9,573	9,997,110
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	8,352	7,451,316
5.30%, 01/15/29	4,134	4,213,910
5.63%, 09/15/34	5,069	5,085,396
Healthpeak OP LLC
3.00%, 01/15/30	12,810	12,139,914
5.25%, 12/15/32(a)	8,872	9,071,310
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	8,945	8,408,798
Prologis LP
1.25%, 10/15/30	6,436	5,566,861
2.25%, 04/15/30	9,308	8,553,897
4.75%, 06/15/33(a)	8,256	8,266,348
5.00%, 03/15/34	9,009	9,081,785
5.13%, 01/15/34	8,064	8,221,272
5.25%, 05/15/35	8,102	8,251,365
5.25%, 06/15/53	7,021	6,561,961
5.25%, 03/15/54(a)	6,954	6,499,851
Public Storage Operating Co., 5.35%, 08/01/53	6,714	6,376,581
Realty Income Corp.
3.25%, 01/15/31	10,187	9,624,843
5.13%, 02/15/34(a)	7,778	7,904,152
5.63%, 10/13/32(a)	7,479	7,864,813
Simon Property Group LP
2.45%, 09/13/29(a)	14,137	13,254,940
2.65%, 07/15/30(a)	10,562	9,819,330
3.25%, 09/13/49(a)	9,500	6,405,316
3.80%, 07/15/50	6,135	4,544,115
4.75%, 09/26/34	7,732	7,598,666
5.13%, 10/01/35(a)	5,025	5,018,429
Ventas Realty LP, 4.40%, 01/15/29	7,011	7,034,369
VICI Properties LP
4.95%, 02/15/30	5,959	6,025,641
5.13%, 11/15/31	6,388	6,457,829
5.13%, 05/15/32(a)	10,992	11,020,391
5.63%, 04/01/35	8,880	8,968,993
5.63%, 05/15/52(a)	5,473	4,992,448
Welltower OP LLC
2.80%, 06/01/31	10,688	9,813,829
3.10%, 01/15/30	8,343	7,960,474
4.50%, 07/01/30	3,393	3,421,122
5.13%, 07/01/35	2,750	2,764,860
Weyerhaeuser Co.
4.00%, 11/15/29	6,813	6,734,408
4.00%, 04/15/30(a)	5,777	5,692,987
		581,408,988
Retail — 2.8%
AutoZone Inc.
4.00%, 04/15/30	7,492	7,386,235
4.75%, 08/01/32(a)	5,959	5,965,392
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Costco Wholesale Corp.
1.60%, 04/20/30	$15,210	$13,687,652
1.75%, 04/20/32	8,965	7,693,672
Dollar General Corp.
3.50%, 04/03/30	5,176	4,970,575
5.45%, 07/05/33(a)	5,378	5,551,116
Dollar Tree Inc., 2.65%, 12/01/31	8,617	7,686,392
Home Depot Inc. (The)
1.38%, 03/15/31(a)	16,883	14,498,877
1.50%, 09/15/28	6,974	6,503,865
1.88%, 09/15/31(a)	18,033	15,704,494
2.38%, 03/15/51(a)	12,678	7,122,313
2.70%, 04/15/30	17,681	16,628,963
2.75%, 09/15/51(a)	10,196	6,193,404
2.95%, 06/15/29(a)	14,306	13,786,413
3.13%, 12/15/49(a)	11,999	8,055,807
3.25%, 04/15/32	9,720	9,047,611
3.30%, 04/15/40	11,621	9,320,694
3.35%, 04/15/50	10,927	7,613,848
3.50%, 09/15/56	7,539	5,203,388
3.63%, 04/15/52	11,543	8,340,097
3.90%, 12/06/28(a)	8,854	8,865,909
3.90%, 06/15/47	10,388	8,161,913
4.20%, 04/01/43(a)	8,115	6,917,999
4.25%, 04/01/46	15,529	13,006,676
4.40%, 03/15/45	7,283	6,256,126
4.50%, 09/15/32(a)	8,722	8,783,838
4.50%, 12/06/48	8,462	7,234,086
4.75%, 06/25/29	14,033	14,371,778
4.85%, 06/25/31(a)	10,325	10,649,754
4.88%, 02/15/44	6,086	5,626,974
4.90%, 04/15/29(a)	13,188	13,588,208
4.95%, 06/25/34(a)	14,113	14,344,888
4.95%, 09/15/52(a)	5,457	4,929,917
5.30%, 06/25/54(a)	10,038	9,544,307
5.88%, 12/16/36	17,097	18,401,947
5.95%, 04/01/41	6,785	7,170,167
Lowe's Companies Inc.
1.70%, 09/15/28(a)	4,828	4,499,153
1.70%, 10/15/30(a)	17,706	15,562,296
2.63%, 04/01/31(a)	12,770	11,627,209
2.80%, 09/15/41	9,182	6,427,138
3.00%, 10/15/50(a)	15,266	9,455,417
3.65%, 04/05/29	14,430	14,169,944
3.70%, 04/15/46	12,943	9,622,912
3.75%, 04/01/32	14,831	14,069,293
4.05%, 05/03/47	12,543	9,701,023
4.25%, 04/01/52	9,713	7,508,790
4.45%, 04/01/62	9,446	7,232,787
4.50%, 04/15/30(a)	9,793	9,909,993
5.00%, 04/15/33(a)	4,009	4,075,213
5.15%, 07/01/33(a)	8,443	8,630,756
5.63%, 04/15/53	10,280	9,810,182
5.80%, 09/15/62(a)	8,056	7,746,286
McDonald's Corp.
2.13%, 03/01/30	9,775	8,946,704
2.63%, 09/01/29	7,374	6,979,209
3.60%, 07/01/30	6,016	5,866,777
3.63%, 09/01/49	16,820	12,191,952
4.20%, 04/01/50	6,524	5,184,449
4.45%, 03/01/47(a)	6,851	5,786,747
Security	Par (000)	Value
Retail (continued)
4.45%, 09/01/48	$6,204	$5,191,427
4.60%, 09/09/32(a)	7,582	7,649,755
4.70%, 12/09/35(a)	5,399	5,295,583
4.88%, 12/09/45	10,651	9,638,807
4.95%, 03/03/35(a)	8,709	8,757,613
5.00%, 02/13/36	2,929	2,929,760
5.15%, 09/09/52(a)	6,786	6,225,793
5.45%, 08/14/53(a)	7,613	7,295,290
6.30%, 10/15/37	8,065	8,882,393
6.30%, 03/01/38	6,380	6,990,900
O'Reilly Automotive Inc., 4.70%, 06/15/32(a)	6,213	6,221,569
Starbucks Corp.
2.25%, 03/12/30(a)	8,100	7,433,457
2.55%, 11/15/30	14,147	12,972,339
3.00%, 02/14/32(a)	5,683	5,187,429
3.50%, 11/15/50(a)	8,884	6,095,964
3.55%, 08/15/29(a)	9,291	9,116,010
4.00%, 11/15/28(a)	5,774	5,763,323
4.45%, 08/15/49(a)	9,021	7,354,643
4.50%, 11/15/48(a)	10,806	8,946,767
Target Corp.
2.35%, 02/15/30(a)	5,910	5,496,728
2.95%, 01/15/52(a)	9,247	5,784,785
3.38%, 04/15/29	6,460	6,321,443
4.00%, 07/01/42	10,159	8,510,192
4.50%, 09/15/32(a)	8,497	8,500,214
4.50%, 09/15/34(a)	5,000	4,884,725
4.80%, 01/15/53(a)	7,935	6,955,875
5.00%, 04/15/35	9,400	9,424,964
Walmart Inc.
2.50%, 09/22/41	11,085	7,797,418
2.65%, 09/22/51(a)	14,914	9,162,249
4.05%, 06/29/48	13,988	11,452,935
4.10%, 04/15/33(a)	7,614	7,474,956
4.15%, 09/09/32(a)	11,497	11,407,184
4.35%, 04/28/30	12,875	13,064,458
4.50%, 09/09/52(a)	6,597	5,710,545
4.50%, 04/15/53(a)	13,177	11,377,281
4.90%, 04/28/35	7,950	8,076,715
5.25%, 09/01/35(a)	12,900	13,484,115
6.20%, 04/15/38(a)	8,031	8,995,725
6.50%, 08/15/37	8,290	9,496,447
		845,147,301
Semiconductors — 3.4%
Analog Devices Inc.
2.10%, 10/01/31	12,953	11,432,897
2.80%, 10/01/41	6,095	4,414,552
2.95%, 10/01/51	9,392	6,023,430
Applied Materials Inc.
1.75%, 06/01/30	12,427	11,148,131
2.75%, 06/01/50(a)	8,401	5,249,582
4.35%, 04/01/47	7,567	6,439,800
Broadcom Inc.
2.45%, 02/15/31(b)	18,632	16,829,576
2.60%, 02/15/33(a)(b)	21,340	18,429,162
3.14%, 11/15/35(b)	27,791	23,511,792
3.19%, 11/15/36(b)	22,867	19,046,320
3.42%, 04/15/33(b)	17,090	15,531,737
3.47%, 04/15/34(b)	32,319	28,949,166
3.50%, 02/15/41(b)	19,164	15,192,041
3.75%, 02/15/51(a)(b)	20,379	15,212,247
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.00%, 04/15/29(b)	$13,110	$13,013,302
4.11%, 09/15/28	2,668	2,666,148
4.15%, 11/15/30(a)	15,868	15,701,321
4.15%, 04/15/32(b)	16,814	16,277,154
4.30%, 11/15/32	13,129	12,792,061
4.35%, 02/15/30	7,213	7,227,094
4.60%, 07/15/30	16,074	16,227,491
4.75%, 04/15/29	12,985	13,214,814
4.80%, 10/15/34	10,610	10,498,273
4.90%, 07/15/32	18,861	19,068,903
4.93%, 05/15/37(b)	19,247	18,751,161
5.05%, 07/12/29	9,922	10,186,431
5.05%, 04/15/30	4,719	4,859,632
5.15%, 11/15/31	11,815	12,207,374
5.20%, 04/15/32	6,051	6,249,271
5.20%, 07/15/35	16,505	16,638,159
Series ., 4.55%, 02/15/32	8,509	8,479,116
Intel Corp.
2.00%, 08/12/31	8,917	7,725,143
2.45%, 11/15/29	15,545	14,335,293
2.80%, 08/12/41	5,951	3,993,820
3.05%, 08/12/51(a)	10,769	6,363,529
3.10%, 02/15/60	9,912	5,486,094
3.20%, 08/12/61(a)	10,576	5,973,865
3.25%, 11/15/49	18,823	11,772,143
3.73%, 12/08/47	14,806	10,294,803
3.90%, 03/25/30	10,812	10,541,146
4.00%, 08/05/29(a)	8,239	8,115,443
4.00%, 12/15/32(a)	6,661	6,255,782
4.10%, 05/19/46(a)	8,765	6,567,641
4.10%, 05/11/47	8,729	6,427,733
4.15%, 08/05/32	8,297	7,885,330
4.60%, 03/25/40	6,357	5,597,990
4.75%, 03/25/50(a)	17,251	13,827,247
4.80%, 10/01/41	7,657	6,649,157
4.90%, 07/29/45(a)	6,075	5,148,740
4.90%, 08/05/52(a)	12,849	10,447,396
4.95%, 03/25/60	7,210	5,801,127
5.05%, 08/05/62	7,538	6,046,249
5.13%, 02/10/30	8,956	9,175,040
5.15%, 02/21/34(a)	7,787	7,772,238
5.20%, 02/10/33(a)	15,319	15,409,839
5.60%, 02/21/54(a)	9,344	8,481,857
5.63%, 02/10/43	6,683	6,338,697
5.70%, 02/10/53	13,964	12,845,014
5.90%, 02/10/63	12,808	11,841,234
KLA Corp.
3.30%, 03/01/50	7,863	5,432,831
4.10%, 03/15/29(a)	7,650	7,664,188
4.65%, 07/15/32	7,545	7,610,657
4.95%, 07/15/52	9,445	8,549,207
5.25%, 07/15/62	6,509	6,037,452
Lam Research Corp.
1.90%, 06/15/30	7,926	7,152,602
2.88%, 06/15/50(a)	9,399	5,989,144
4.00%, 03/15/29	7,676	7,667,420
4.88%, 03/15/49(a)	5,800	5,233,419
Marvell Technology Inc., 2.95%, 04/15/31(a)	10,158	9,330,505
Microchip Technology Inc.
5.05%, 03/15/29	7,198	7,342,678
5.05%, 02/15/30	6,848	6,982,893
Security	Par (000)	Value
Semiconductors (continued)
Micron Technology Inc.
2.70%, 04/15/32	$8,328	$7,326,768
4.66%, 02/15/30	9,752	9,807,009
5.30%, 01/15/31	6,786	6,998,002
5.80%, 01/15/35	10,177	10,520,947
5.88%, 02/09/33	6,314	6,630,526
5.88%, 09/15/33	6,205	6,526,016
6.05%, 11/01/35	13,645	14,323,038
6.75%, 11/01/29(a)	5,750	6,240,859
NVIDIA Corp.
2.00%, 06/15/31	11,190	10,016,269
2.85%, 04/01/30(a)	7,649	7,310,087
3.50%, 04/01/40(a)	10,324	8,729,363
3.50%, 04/01/50	14,479	10,764,468
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	12,671	11,352,457
2.65%, 02/15/32(a)	9,222	8,123,133
3.25%, 05/11/41(a)	6,368	4,705,800
3.40%, 05/01/30(a)	5,692	5,448,149
4.30%, 06/18/29(a)	10,163	10,148,585
5.00%, 01/15/33(a)	7,146	7,154,284
Qualcomm Inc.
1.65%, 05/20/32	9,449	7,943,718
2.15%, 05/20/30(a)	13,205	12,116,860
3.25%, 05/20/50(a)	14,138	9,666,438
4.30%, 05/20/47	8,504	7,112,741
4.50%, 05/20/52	10,927	9,181,829
4.65%, 05/20/35(a)	8,636	8,588,617
4.80%, 05/20/45	10,567	9,652,820
6.00%, 05/20/53(a)	6,152	6,430,022
Texas Instruments Inc.
1.75%, 05/04/30	9,298	8,372,612
2.25%, 09/04/29(a)	6,169	5,770,672
3.88%, 03/15/39	8,440	7,435,141
4.15%, 05/15/48	12,318	10,056,914
4.90%, 03/14/33(a)	6,229	6,387,657
5.05%, 05/18/63	15,148	13,582,772
5.15%, 02/08/54	5,691	5,330,627
Xilinx Inc., 2.38%, 06/01/30	8,307	7,682,682
		1,011,018,606
Software — 3.4%
Adobe Inc.
2.30%, 02/01/30	6,356	5,904,311
4.80%, 04/04/29	7,447	7,656,134
4.95%, 04/04/34(a)	6,269	6,414,815
AppLovin Corp.
5.13%, 12/01/29	2,992	3,060,910
5.38%, 12/01/31	2,617	2,690,141
5.50%, 12/01/34	3,281	3,345,180
Autodesk Inc., 2.40%, 12/15/31(a)	10,969	9,660,045
Cadence Design Systems Inc.
4.30%, 09/10/29	8,977	9,032,314
4.70%, 09/10/34	7,754	7,670,531
Fidelity National Information Services Inc.
2.25%, 03/01/31(a)	7,454	6,608,453
3.10%, 03/01/41	8,277	6,060,962
5.10%, 07/15/32(a)	5,903	6,023,377
Fiserv Inc.
2.65%, 06/01/30	16,154	14,921,259
3.50%, 07/01/29	21,263	20,617,859
4.20%, 10/01/28	5,702	5,693,032
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.40%, 07/01/49	$16,419	$13,109,632
4.55%, 02/15/31(a)	4,410	4,409,498
4.75%, 03/15/30	6,817	6,910,005
5.15%, 08/12/34(a)	9,134	9,147,101
5.25%, 08/11/35	5,403	5,378,312
5.45%, 03/15/34	6,799	6,960,100
5.60%, 03/02/33	9,681	10,039,446
5.63%, 08/21/33	7,495	7,773,106
Intuit Inc.
5.13%, 09/15/28	5,412	5,591,584
5.20%, 09/15/33	9,681	10,034,311
5.50%, 09/15/53(a)	12,059	11,816,063
Microsoft Corp.
2.50%, 09/15/50	14,167	8,604,771
2.53%, 06/01/50(a)	53,446	32,639,216
2.68%, 06/01/60(a)	29,119	16,844,779
2.92%, 03/17/52	44,268	29,038,325
3.04%, 03/17/62	15,168	9,539,466
3.45%, 08/08/36(a)	16,766	15,091,890
3.50%, 02/12/35(a)	14,568	13,648,541
3.70%, 08/08/46	8,260	6,661,599
4.10%, 02/06/37	7,321	7,051,513
4.25%, 02/06/47	11,585	10,260,865
4.45%, 11/03/45(a)	11,259	10,331,827
4.50%, 02/06/57(a)	9,145	8,163,238
MSCI Inc., 5.25%, 09/01/35	5,207	5,167,172
Oracle Corp.
2.88%, 03/25/31	22,710	20,826,667
2.95%, 04/01/30	26,475	24,903,068
3.60%, 04/01/40	25,946	20,545,127
3.60%, 04/01/50	37,618	25,719,265
3.65%, 03/25/41	18,097	14,174,776
3.80%, 11/15/37	12,518	10,668,409
3.85%, 07/15/36(a)	13,898	12,214,057
3.85%, 04/01/60	30,364	20,287,567
3.90%, 05/15/35	9,457	8,532,267
3.95%, 03/25/51	27,026	19,455,104
4.00%, 07/15/46	25,468	19,414,827
4.00%, 11/15/47	17,793	13,430,788
4.10%, 03/25/61	13,745	9,631,076
4.13%, 05/15/45	14,881	11,655,345
4.20%, 09/27/29(a)	14,349	14,293,677
4.30%, 07/08/34	15,489	14,667,134
4.38%, 05/15/55	9,508	7,234,954
4.50%, 07/08/44	6,721	5,624,642
4.65%, 05/06/30(a)	5,808	5,886,178
4.70%, 09/27/34	15,705	15,159,000
4.90%, 02/06/33	9,532	9,517,061
5.25%, 02/03/32	7,940	8,168,576
5.38%, 07/15/40(a)	15,265	14,775,650
5.38%, 09/27/54	13,904	12,391,526
5.50%, 08/03/35(a)	15,252	15,522,117
5.50%, 09/27/64	7,786	6,887,628
5.55%, 02/06/53	17,695	16,224,432
6.00%, 08/03/55	14,538	14,197,423
6.13%, 07/08/39	12,707	13,234,784
6.13%, 08/03/65	10,113	9,822,344
6.15%, 11/09/29	13,125	14,023,664
6.25%, 11/09/32	17,006	18,362,878
6.50%, 04/15/38	8,548	9,267,342
6.90%, 11/09/52	18,972	20,545,855
Security	Par (000)	Value
Software (continued)
Paychex Inc.
5.10%, 04/15/30(a)	$7,119	$7,320,405
5.35%, 04/15/32	10,532	10,885,744
5.60%, 04/15/35(a)	11,281	11,658,592
Roper Technologies Inc.
1.75%, 02/15/31	9,569	8,294,878
4.20%, 09/15/28(a)	2,208	2,211,968
4.90%, 10/15/34	8,804	8,710,352
5.10%, 09/15/35(a)	4,314	4,299,083
Salesforce Inc.
1.95%, 07/15/31(a)	11,273	9,975,012
2.70%, 07/15/41	10,653	7,652,471
2.90%, 07/15/51(a)	17,755	11,242,059
3.05%, 07/15/61(a)	8,773	5,316,045
Synopsys Inc.
4.85%, 04/01/30	19,351	19,729,192
5.00%, 04/01/32	8,707	8,873,932
5.15%, 04/01/35	17,692	17,836,533
5.70%, 04/01/55(a)	16,208	15,871,120
VMware LLC
2.20%, 08/15/31	11,597	10,171,835
4.70%, 05/15/30	7,158	7,244,073
Workday Inc.
3.70%, 04/01/29(a)	5,894	5,799,524
3.80%, 04/01/32	9,815	9,300,774
		1,039,230,483
Telecommunications — 5.8%
AT&T Inc.
2.25%, 02/01/32(a)	21,854	18,931,915
2.55%, 12/01/33	28,162	23,692,119
2.75%, 06/01/31	24,408	22,320,789
3.30%, 02/01/52	9,324	6,021,469
3.50%, 06/01/41	17,640	13,800,952
3.50%, 09/15/53	63,853	42,602,983
3.55%, 09/15/55	59,199	39,454,109
3.65%, 06/01/51	25,941	18,128,961
3.65%, 09/15/59	50,575	33,466,904
3.80%, 12/01/57	48,075	33,132,218
3.85%, 06/01/60	11,051	7,599,859
4.30%, 02/15/30	22,511	22,521,463
4.30%, 12/15/42	12,137	10,257,373
4.35%, 03/01/29	19,999	20,061,417
4.35%, 06/15/45	10,672	8,823,764
4.50%, 05/15/35(a)	19,362	18,517,071
4.50%, 03/09/48	11,392	9,399,555
4.55%, 03/09/49	6,697	5,514,566
4.70%, 08/15/30(a)	13,850	14,062,284
4.75%, 05/15/46	13,266	11,520,461
4.85%, 03/01/39	6,808	6,443,223
5.25%, 03/01/37	6,467	6,483,768
5.38%, 08/15/35(a)	13,430	13,661,544
5.40%, 02/15/34	19,801	20,386,908
5.65%, 02/15/47	6,604	6,590,528
6.05%, 08/15/56(a)	15,435	15,523,635
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	11,602	9,404,335
5.10%, 05/11/33(a)	5,843	5,903,789
5.55%, 02/15/54(a)	5,404	5,065,395
British Telecommunications PLC, 9.63%, 12/15/30	15,465	19,039,350
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Cisco Systems Inc.
4.75%, 02/24/30	$14,142	$14,517,331
4.85%, 02/26/29	11,851	12,170,165
4.95%, 02/26/31	12,970	13,420,632
4.95%, 02/24/32	10,269	10,599,732
5.05%, 02/26/34	20,488	21,009,125
5.10%, 02/24/35	13,367	13,681,214
5.30%, 02/26/54	13,683	13,116,464
5.35%, 02/26/64	7,096	6,770,490
5.50%, 01/15/40	15,493	16,030,612
5.50%, 02/24/55	6,862	6,772,955
5.90%, 02/15/39	16,374	17,629,359
Corning Inc.
4.38%, 11/15/57(a)	6,999	5,606,167
5.45%, 11/15/79	8,166	7,402,721
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(a)	19,027	22,501,471
Motorola Solutions Inc.
2.30%, 11/15/30	7,946	7,148,041
2.75%, 05/24/31(a)	11,461	10,440,320
4.60%, 05/23/29(a)	4,693	4,744,426
5.40%, 04/15/34	8,143	8,349,478
5.55%, 08/15/35(a)	4,794	4,946,501
Orange SA
5.38%, 01/13/42	6,562	6,437,291
5.50%, 02/06/44	7,048	6,982,193
9.00%, 03/01/31	10,385	12,652,117
Rogers Communications Inc.
3.80%, 03/15/32	15,175	14,226,352
4.50%, 03/15/42	10,282	8,795,487
4.55%, 03/15/52	14,175	11,412,125
5.00%, 02/15/29	8,012	8,176,861
5.00%, 03/15/44(a)	5,071	4,548,361
5.30%, 02/15/34	10,330	10,392,096
Sprint Capital Corp.
6.88%, 11/15/28(a)	6,762	7,274,419
8.75%, 03/15/32	11,303	13,705,835
Telefonica Emisiones SA
4.90%, 03/06/48	11,029	9,282,385
5.21%, 03/08/47(a)	19,363	17,001,978
5.52%, 03/01/49(a)	10,228	9,273,779
7.05%, 06/20/36	18,031	20,032,394
Telefonica Europe BV, 8.25%, 09/15/30	7,935	9,172,330
TELUS Corp., 3.40%, 05/13/32	8,626	7,881,352
T-Mobile USA Inc.
2.25%, 11/15/31	13,157	11,511,826
2.55%, 02/15/31	24,792	22,435,176
2.63%, 02/15/29	5,921	5,611,676
2.70%, 03/15/32(a)	11,270	9,987,650
2.88%, 02/15/31	9,904	9,093,712
3.00%, 02/15/41(a)	19,921	14,519,253
3.30%, 02/15/51	26,544	17,439,976
3.38%, 04/15/29	15,089	14,619,601
3.40%, 10/15/52	23,760	15,672,757
3.50%, 04/15/31	9,432	8,918,643
3.60%, 11/15/60	13,516	8,824,656
3.88%, 04/15/30	42,920	42,013,148
4.38%, 04/15/40(a)	16,418	14,585,145
4.50%, 04/15/50	20,039	16,366,703
4.70%, 01/15/35	8,764	8,487,254
4.85%, 01/15/29	5,456	5,562,501
Security	Par (000)	Value
Telecommunications (continued)
5.05%, 07/15/33	$19,647	$19,830,228
5.13%, 05/15/32	9,010	9,219,865
5.15%, 04/15/34(a)	10,797	10,910,866
5.20%, 01/15/33	15,538	15,796,434
5.25%, 06/15/55	7,427	6,668,932
5.30%, 05/15/35	9,184	9,270,948
5.50%, 01/15/55(a)	8,261	7,735,574
5.65%, 01/15/53(a)	12,775	12,198,141
5.75%, 01/15/34	9,276	9,739,008
5.75%, 01/15/54(a)	10,383	10,051,367
5.80%, 09/15/62	5,438	5,267,818
5.88%, 11/15/55(a)	9,054	8,915,152
6.00%, 06/15/54	10,518	10,563,539
Verizon Communications Inc.
1.50%, 09/18/30(a)	14,438	12,584,318
1.68%, 10/30/30(a)	15,638	13,722,193
1.75%, 01/20/31	12,617	11,001,281
2.36%, 03/15/32	31,329	27,193,262
2.55%, 03/21/31	31,878	28,879,160
2.65%, 11/20/40	28,973	20,472,985
2.85%, 09/03/41	9,485	6,743,815
2.88%, 11/20/50(a)	21,628	13,335,870
2.99%, 10/30/56(a)	28,010	16,694,181
3.00%, 11/20/60(a)	14,504	8,467,748
3.15%, 03/22/30(a)	14,085	13,459,422
3.40%, 03/22/41	27,246	21,092,780
3.55%, 03/22/51	32,785	23,247,680
3.70%, 03/22/61	24,931	17,031,800
3.88%, 02/08/29	9,170	9,103,353
3.88%, 03/01/52(a)	9,660	7,159,329
4.00%, 03/22/50(a)	10,540	8,083,847
4.02%, 12/03/29	26,290	26,106,540
4.13%, 08/15/46	11,101	8,855,917
4.27%, 01/15/36	16,656	15,490,783
4.33%, 09/21/28(a)	4,332	4,360,608
4.40%, 11/01/34	13,943	13,289,740
4.50%, 08/10/33(a)	18,794	18,372,037
4.52%, 09/15/48	10,530	8,822,363
4.78%, 02/15/35(a)	13,358	13,016,161
4.81%, 03/15/39	12,962	12,128,380
4.86%, 08/21/46	19,790	17,620,286
5.01%, 08/21/54	8,219	7,295,307
5.05%, 05/09/33(a)	9,424	9,585,018
5.25%, 04/02/35(a)	15,981	16,111,828
5.25%, 03/16/37	11,037	11,050,291
5.50%, 02/23/54(a)	7,055	6,757,652
6.55%, 09/15/43	10,741	11,737,348
Vodafone Group PLC
4.25%, 09/17/50	7,398	5,755,777
4.88%, 06/19/49	8,877	7,700,453
5.25%, 05/30/48(a)	8,008	7,362,084
5.75%, 06/28/54(a)	15,191	14,494,087
5.88%, 06/28/64	8,814	8,467,338
6.15%, 02/27/37(a)	8,185	8,814,340
		1,755,722,177
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29	7,128	6,947,152
Transportation — 1.5%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	10,191	6,964,540
49
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.55%, 02/15/50	$6,916	$5,006,812
3.90%, 08/01/46	9,678	7,656,022
4.05%, 06/15/48	6,788	5,440,099
4.13%, 06/15/47	8,616	7,058,697
4.15%, 04/01/45	7,709	6,416,034
4.15%, 12/15/48	6,019	4,894,231
4.45%, 03/15/43	7,184	6,298,423
4.45%, 01/15/53	7,040	5,842,476
4.55%, 09/01/44	7,278	6,415,633
4.90%, 04/01/44	6,679	6,229,040
5.20%, 04/15/54(a)	10,910	10,156,302
5.50%, 03/15/55	8,601	8,351,096
5.75%, 05/01/40	6,073	6,344,896
5.80%, 03/15/56	7,286	7,367,684
Canadian National Railway Co.
3.85%, 08/05/32	6,032	5,767,575
4.38%, 09/18/34	7,202	6,995,638
Canadian Pacific Railway Co.
2.45%, 12/02/31	10,470	9,273,768
3.00%, 12/02/41	8,264	6,012,981
3.10%, 12/02/51(a)	14,470	9,416,053
6.13%, 09/15/2115	6,044	6,049,936
CSX Corp.
3.80%, 11/01/46	8,301	6,403,540
4.10%, 11/15/32(a)	7,499	7,292,768
4.10%, 03/15/44	6,558	5,412,825
4.25%, 03/15/29(a)	6,030	6,053,193
4.30%, 03/01/48	6,859	5,656,816
4.50%, 11/15/52(a)	7,302	6,077,252
FedEx Corp.
4.55%, 04/01/46(b)	3,700	3,016,825
4.75%, 11/15/45(b)	5,706	4,792,645
5.25%, 05/15/50(a)(b)	2,273	2,003,104
Norfolk Southern Corp.
3.05%, 05/15/50(a)	8,415	5,488,762
3.16%, 05/15/55	8,868	5,643,698
4.55%, 06/01/53	5,176	4,326,286
5.35%, 08/01/54(a)	5,286	5,014,015
Union Pacific Corp.
2.38%, 05/20/31	12,101	11,001,785
2.40%, 02/05/30	6,764	6,299,135
2.80%, 02/14/32(a)	9,270	8,412,133
2.95%, 03/10/52	10,238	6,430,663
2.97%, 09/16/62	10,655	6,163,430
3.20%, 05/20/41	8,586	6,565,499
3.25%, 02/05/50	13,538	9,203,140
3.50%, 02/14/53	8,351	5,817,419
3.70%, 03/01/29(a)	7,850	7,760,037
3.75%, 02/05/70	8,158	5,467,208
3.80%, 10/01/51	9,252	6,891,858
3.80%, 04/06/71	6,656	4,502,999
3.84%, 03/20/60	10,462	7,465,178
3.95%, 09/10/28	46	45,963
4.50%, 01/20/33(a)	7,805	7,769,889
5.10%, 02/20/35(a)	10,719	10,903,578
5.60%, 12/01/54(a)	7,479	7,364,992
United Parcel Service Inc.
3.40%, 03/15/29(a)	8,181	8,030,730
Security	Par (000)	Value
Transportation (continued)
3.75%, 11/15/47	$10,847	$8,193,967
4.25%, 03/15/49	5,955	4,817,881
4.45%, 04/01/30(a)	6,869	6,985,820
4.88%, 03/03/33(a)	8,216	8,387,076
5.05%, 03/03/53(a)	11,158	10,024,433
5.15%, 05/22/34(a)	6,937	7,139,444
5.25%, 05/14/35(a)	9,321	9,553,692
5.30%, 04/01/50(a)	7,943	7,464,910
5.50%, 05/22/54(a)	7,773	7,434,368
5.95%, 05/14/55	10,966	11,094,820
6.05%, 05/14/65	9,493	9,584,878
6.20%, 01/15/38	11,257	12,259,275
Walmart Inc.
1.50%, 09/22/28(a)	6,504	6,072,544
1.80%, 09/22/31(a)	10,855	9,546,648
		455,795,057
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47(a)	6,895	5,214,642
4.45%, 06/01/32	7,400	7,355,477
5.25%, 03/01/35	5,448	5,534,777
5.70%, 09/01/55(a)	7,725	7,603,087
6.59%, 10/15/37	5,824	6,548,681
		32,256,664
Total Long-Term Investments — 97.3% (Cost: $31,996,204,138)		29,432,331,159
	Shares
Short-Term Securities
Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	2,115,579,760	2,116,637,550
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.26%(d)(e)	429,350,000	429,350,000
Total Short-Term Securities — 8.4% (Cost: $2,544,668,739)		2,545,987,550
Total Investments — 105.7% (Cost: $34,540,872,877)		31,978,318,709
Liabilities in Excess of Other Assets — (5.7)%		(1,732,962,884)
Net Assets — 100.0%		$30,245,355,825

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$2,386,575,277	$—	$(269,932,428)(a)	$(29,931)	$24,632	$2,116,637,550	2,115,579,760	$2,223,009 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	304,490,000	124,860,000 (a)	—	—	—	429,350,000	429,350,000	6,618,851	—
				$(29,931)	$24,632	$2,545,987,550		$8,841,860	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$29,432,331,159	$—	$29,432,331,159
Short-Term Securities
Money Market Funds	2,545,987,550	—	—	2,545,987,550
	$2,545,987,550	$29,432,331,159	$—	$31,978,318,709
See notes to financial statements.
51
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
August 31, 2025

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$17,592,331,474	$29,432,331,159
Investments, at value—affiliated(c)	3,153,143,034	2,545,987,550
Cash	3,457,334	49,208
Foreign currency, at value(d)	55,324	—
Receivables:
Investments sold	53,552,689	51,228,747
Securities lending income—affiliated	1,064,760	333,006
Loans	328,282	—
Capital shares sold	2,923,477	11,846,391
Dividends—affiliated	383,412	1,343,236
Interest—unaffiliated	294,370,865	379,125,005
Total assets	21,101,610,651	32,422,244,302
LIABILITIES
Collateral on securities loaned, at value	2,932,761,346	2,115,223,845
Payables:
Investments purchased	171,189,498	58,328,930
Capital shares redeemed	59,100	57,722
Investment advisory fees	7,445,910	3,277,980
Total liabilities	3,111,455,854	2,176,888,477
Commitments and contingent liabilities
NET ASSETS	$17,990,154,797	$30,245,355,825
NET ASSETS CONSIST OF
Paid-in capital	$20,408,232,341	$35,452,338,343
Accumulated loss	(2,418,077,544)	(5,206,982,518)
NET ASSETS	$17,990,154,797	$30,245,355,825
NET ASSET VALUE
Shares outstanding	222,400,000	275,500,000
Net asset value	$80.89	$109.78
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$18,027,322,106	$31,996,204,138
(b) Securities loaned, at value	$2,817,504,953	$2,030,593,691
(c) Investments, at cost—affiliated	$3,151,581,045	$2,544,668,739
(d) Foreign currency, at cost	$50,341	$—
See notes to financial statements.
Statements of Assets and Liabilities
52

Statements of Operations (unaudited)
Six Months Ended August 31, 2025

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,460,970	$6,618,851
Interest—unaffiliated	497,945,688	671,152,726
Securities lending income—affiliated—net	6,736,074	2,223,009
Payment-in-kind interest—unaffiliated	4,891,505	—
Other income—unaffiliated	347,494	1,018,737
Total investment income	511,381,731	681,013,323
EXPENSES
Investment advisory	40,265,726	20,104,307
Total expenses	40,265,726	20,104,307
Net investment income	471,116,005	660,909,016
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(54,601,164)	(188,888,906)
Investments—affiliated	(70,323)	(29,931)
Foreign currency transactions	17	—
In-kind redemptions—unaffiliated(a)	15,160,841	(206,580,085)
Litigation proceeds(b)	4,166,684	—
	(35,343,945)	(395,498,922)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	217,620,400	407,871,659
Investments—affiliated	75,406	24,632
Foreign currency translations	5,917	—
	217,701,723	407,896,291
Net realized and unrealized gain	182,357,778	12,397,369
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$653,473,783	$673,306,385
(a) See Note 2 of the Notes to Financial Statements.
(b) Represents proceeds received from settlement of class action litigation where the Fund was able to recover a portion of investment losses previously realized.
See notes to financial statements.
53
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$471,116,005	$920,650,074	$660,909,016	$1,343,328,056
Net realized gain (loss)	(35,343,945)	110,124,227	(395,498,922)	(727,966,582)
Net change in unrealized appreciation (depreciation)	217,701,723	443,344,668	407,896,291	1,306,780,020
Net increase in net assets resulting from operations	653,473,783	1,474,118,969	673,306,385	1,922,141,494
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(466,876,896)(b)	(957,253,452)	(672,102,989)	(1,352,653,165)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,546,903,678	(1,260,511,405)	(297,761,137)	(2,944,873,715)
NET ASSETS
Total increase (decrease) in net assets	2,733,500,565	(743,645,888)	(296,557,741)	(2,375,385,386)
Beginning of period	15,256,654,232	16,000,300,120	30,541,913,566	32,917,298,952
End of period	$17,990,154,797	$15,256,654,232	$30,245,355,825	$30,541,913,566

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
54

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of period	$79.92	$77.18	$74.51	$83.47	$86.84	$85.71
Net investment income(a)	2.30	4.59	4.40	3.88	3.06	3.84
Net realized and unrealized gain (loss)(b)	0.99	2.85	2.73	(8.87)	(2.95)	1.50
Net increase (decrease) from investment operations	3.29	7.44	7.13	(4.99)	0.11	5.34
Distributions from net investment income(c)	(2.32)(d)	(4.70)	(4.46)	(3.97)	(3.48)	(4.21)
Net asset value, end of period	$80.89	$79.92	$77.18	$74.51	$83.47	$86.84
Total Return(e)
Based on net asset value	4.17%(f)(g)	9.96%	9.96%	(5.99)%	0.11%	6.56%
Ratios to Average Net Assets(h)
Total expenses	0.49%(i)	0.49%	0.49%	0.49%	0.48%	0.48%
Net investment income	5.75%(i)	5.86%	5.87%	5.10%	3.52%	4.59%
Supplemental Data
Net assets, end of period (000)	$17,990,155	$15,256,654	$16,000,300	$12,703,212	$16,669,774	$22,473,704
Portfolio turnover rate(j)	10%	14%	11%	31%	19%	20%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Includes payment received from a settlement of litigation which impacted the Fund's total return, Excluding the payment from a settlement of litigation, the Fund's total return would have been 4.20%

(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
55
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of period	$109.47	$107.64	$105.81	$124.51	$132.40	$132.27
Net investment income(a)	2.45	4.78	4.42	3.73	2.92	3.55
Net realized and unrealized gain (loss)(b)	0.37	1.80	1.88	(18.85)	(7.79)	0.18
Net increase (decrease) from investment operations	2.82	6.58	6.30	(15.12)	(4.87)	3.73
Distributions from net investment income(c)	(2.51)(d)	(4.75)	(4.47)	(3.58)	(3.02)	(3.60)
Net asset value, end of period	$109.78	$109.47	$107.64	$105.81	$124.51	$132.40
Total Return(e)
Based on net asset value	2.61%(f)	6.25%	6.09%	(12.23)%	(3.76)%	2.83%
Ratios to Average Net Assets(g)
Total expenses	0.14%(h)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income	4.51%(h)	4.40%	4.15%	3.40%	2.21%	2.66%
Supplemental Data
Net assets, end of period (000)	$30,245,356	$30,541,914	$32,917,299	$33,351,880	$35,822,432	$46,207,378
Portfolio turnover rate(i)	7%	19%	17%	27%	14%	14%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
56

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
57
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service.Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements
58

Notes to Financial Statements (unaudited) (continued)
4. SECURITIES AND OTHER INVESTMENTS
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
59
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$482,104,723	$(482,104,723)	$—	$—
Barclays Capital, Inc.	27,504,483	(27,504,483)	—	—
BMO Capital Markets Corp.	24,227,861	(24,227,861)	—	—
BNP Paribas SA	333,803,921	(333,803,921)	—	—
BofA Securities, Inc.	20,596,396	(20,596,396)	—	—
Citadel Clearing LLC	2,251,926	(2,251,926)	—	—
Citigroup Global Markets, Inc.	113,487,246	(113,487,246)	—	—
Deutsche Bank Securities, Inc.	415,466,832	(415,466,832)	—	—
Goldman Sachs & Co. LLC	133,169,196	(133,169,196)	—	—
HSBC Securities (USA), Inc.	2,568,120	(2,568,120)	—	—
J.P. Morgan Securities LLC	258,275,156	(258,275,156)	—	—
Jefferies LLC	27,601,253	(27,601,253)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	7,472,903	(7,472,903)	—	—
Morgan Stanley	144,810,239	(144,810,239)	—	—
National Bank of Canada	1,529,800	(1,529,800)	—	—
Nomura Securities International, Inc.	27,168,405	(27,168,405)	—	—
Pershing LLC	31,968,773	(31,968,773)	—	—
RBC Capital Markets LLC	314,245,245	(314,245,245)	—	—
Scotia Capital (USA), Inc.	151,963,646	(151,963,646)	—	—
Scotia Capital, Inc.	82,281,282	(82,281,282)	—	—
State Street Bank & Trust Co.	56,430,443	(56,430,443)	—	—
TD Securities (USA) LLC	17,006,986	(17,006,986)	—	—
Toronto-Dominion Bank	29,799,441	(29,799,441)	—	—
UBS AG	3,766,866	(3,766,866)	—	—
UBS Securities LLC	30,619,892	(30,619,892)	—	—
Wells Fargo Bank N.A.	7,523,052	(7,523,052)	—	—
Wells Fargo Securities LLC	69,860,867	(69,860,867)	—	—
	$2,817,504,953	$(2,817,504,953)	$—	$—
iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$349,492,444	$(349,492,444)	$—	$—
Barclays Capital, Inc.	21,675,108	(21,675,108)	—	—
BMO Capital Markets Corp.	17,627,424	(17,627,424)	—	—
BNP Paribas SA	294,352,764	(294,352,764)	—	—
BofA Securities, Inc.	68,712,259	(68,712,259)	—	—
Citadel Clearing LLC	3,896,843	(3,896,843)	—	—
Citigroup Global Markets, Inc.	46,909,456	(46,909,456)	—	—
Deutsche Bank Securities, Inc.	138,287,528	(138,287,528)	—	—
Goldman Sachs & Co. LLC	154,707,504	(154,707,504)	—	—
HSBC Securities (USA), Inc.	7,004,176	(7,004,176)	—	—
J.P. Morgan Securities LLC	270,800,046	(270,800,046)	—	—
Jefferies LLC	7,378,198	(7,378,198)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	46,912,557	(46,912,557)	—	—
Morgan Stanley	123,954,894	(123,954,894)	—	—
National Bank of Canada	37,808,425	(37,808,425)	—	—
Nomura Securities International, Inc.	7,641,967	(7,641,967)	—	—
Pershing LLC	34,234,245	(34,234,245)	—	—
RBC Capital Markets LLC	225,055,245	(225,055,245)	—	—
Scotia Capital (USA), Inc.	22,726,054	(22,726,054)	—	—
Scotia Capital, Inc.	11,866,658	(11,866,658)	—	—
State Street Bank & Trust Co.	13,484,090	(13,484,090)	—	—
TD Securities (USA) LLC	2,926,995	(2,926,995)	—	—
Toronto-Dominion Bank	26,310,433	(26,310,433)	—	—
UBS AG	1,133,395	(1,133,395)	—	—
UBS Securities LLC	42,526,327	(42,526,327)	—	—
Wells Fargo Bank N.A.	7,401,178	(7,401,178)	—	—
Wells Fargo Securities LLC	45,767,478	(45,767,478)	—	—
	$2,030,593,691	$(2,030,593,691)	$—	$—
Notes to Financial Statements
60

Notes to Financial Statements (unaudited) (continued)

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.475000
Over $33 billion, up to and including $47 billion	0.451250
Over $47 billion	0.428687
For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.142500
Over $181 billion, up to and including $231 billion	0.135375
Over $231 billion, up to and including $281 billion	0.128606
Over $281 billion	0.122175
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
61
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBoxx $ High Yield Corporate Bond	$2,089,409
iBoxx $ Investment Grade Corporate Bond	892,561
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended August 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$1,761,409,347	$1,674,695,989
iBoxx $ Investment Grade Corporate Bond	2,126,070,991	2,047,973,151
For the six months ended August 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$19,888,071,842	$17,486,965,465
iBoxx $ Investment Grade Corporate Bond	28,456,299,864	28,810,050,805
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 28, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
iBoxx $ High Yield Corporate Bond	$(1,957,986,497)
iBoxx $ Investment Grade Corporate Bond	(2,340,834,130)

(a)	Amounts available to offset future realized capital gains.
Notes to Financial Statements
62

Notes to Financial Statements (unaudited) (continued)
As of August 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate Bond	$21,240,828,873	$157,874,142	$(653,228,507)	$(495,354,365)
iBoxx $ Investment Grade Corporate Bond	34,553,083,181	99,059,369	(2,673,823,841)	(2,574,764,472)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s  ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries
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2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 08/31/25		Year Ended 02/28/25
iShares ETF	Shares	Amount	Shares	Amount
iBoxx $ High Yield Corporate Bond
Shares sold	258,100,000	$20,400,122,774	500,800,000	$39,166,236,388
Shares redeemed	(226,600,000)	(17,853,219,096)	(517,200,000)	(40,426,747,793)
	31,500,000	$2,546,903,678	(16,400,000)	$(1,260,511,405)
iBoxx $ Investment Grade Corporate Bond
Shares sold	268,900,000	$29,088,857,844	598,900,000	$65,121,509,242
Shares redeemed	(272,400,000)	(29,386,618,981)	(625,700,000)	(68,066,382,957)
	(3,500,000)	$(297,761,137)	(26,800,000)	$(2,944,873,715)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
64

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
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2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December 9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and
Board Review and Approval of Investment Advisory Contract
66

Board Review and Approval of Investment Advisory Contract (continued)
considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing
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2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The
Board Review and Approval of Investment Advisory Contract
68

Board Review and Approval of Investment Advisory Contract (continued)
Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December 9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall
69
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
70

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
NVS	Non-Voting Shares
PIK	Payment-in-kind
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate
71
2025 iShares Semi-Annual Financial Statements and Additional Information

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

2

Schedule of Investments (unaudited)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 4.14%, 07/16/29	$4,600	$4,600,932
American Express Credit Account Master Trust
5.15%, 09/15/30	9,000	9,329,933
4.65%, 07/15/29	5,560	5,633,995
4.56%, 12/15/29	5,000	5,073,360
4.51%, 04/15/32	5,000	5,100,310
AmeriCredit Automobile Receivables Trust, 5.62%, 11/18/27	4,811	4,829,080
BA Credit Card Trust, 4.98%, 11/15/28	59,311	59,969,212
BMW Vehicle Lease Trust
4.43%, 06/26/28	5,000	5,033,935
4.49%, 10/25/28	2,000	2,020,685
BMW Vehicle Owner Trust
4.56%, 09/25/29	3,800	3,834,858
4.66%, 12/27/32	1,250	1,272,618
Capital One Multi-Asset Execution Trust
3.92%, 09/15/29	15,000	14,990,737
Class A2, 1.39%, 07/15/30	11,000	10,259,340
Capital One Prime Auto Receivables Trust, 4.62%, 07/16/29	4,200	4,235,726
Carmax Auto Owner Trust, 4.47%, 01/15/31	1,500	1,520,881
CarMax Auto Owner Trust
4.65%, 01/16/29	8,300	8,343,742
6.00%, 07/17/28	5,920	5,996,273
4.64%, 04/15/30	2,560	2,595,712
4.84%, 01/15/30	2,260	2,294,649
4.48%, 03/15/30	2,400	2,422,710
4.96%, 11/15/30	1,000	1,020,824
4.94%, 08/15/29	1,000	1,016,770
Carvana Auto Receivables Trust
4.26%, 10/10/29	2,330	2,331,174
4.55%, 08/12/30	1,000	1,009,222
Chase Issuance Trust
5.08%, 09/15/30	2,885	2,983,159
4.60%, 01/15/29	44,830	45,185,583
4.63%, 01/15/31	10,035	10,264,831
Citibank Credit Card Issuance Trust
3.96%, 10/13/30	2,000	2,001,038
6.15%, 06/15/39	3,000	3,300,682
4.30%, 06/21/30	4,000	4,039,853
4.49%, 06/21/32	4,250	4,325,849
CNH Equipment Trust
5.19%, 09/17/29	5,360	5,441,479
4.03%, 01/15/30	10,000	10,006,065
5.23%, 11/17/31	2,000	2,061,601
4.30%, 10/15/30	2,500	2,521,680
Drive Auto Receivables Trust
4.52%, 07/16/29	500	500,938
4.67%, 05/17/32	890	893,732
4.94%, 05/17/32	2,000	2,007,395
5.41%, 09/15/32	2,800	2,851,006
Exeter Automobile Receivables Trust
5.82%, 02/15/28	3,730	3,737,019
5.61%, 04/17/28	2,461	2,465,791
5.92%, 02/15/30	5,000	5,092,530
5.06%, 02/18/31	1,900	1,913,653
5.57%, 10/15/31	1,500	1,529,597
4.39%, 09/17/29	780	781,668
4.57%, 06/16/31	2,800	2,807,596
Security	Par (000)	Value
First National Master Note Trust, 4.85%, 02/15/30	$5,000	$5,099,063
Ford Credit Auto Lease Trust
5.29%, 06/15/27	4,640	4,671,495
4.23%, 12/15/28	5,000	5,024,682
4.30%, 08/15/29	1,250	1,258,353
Ford Credit Auto Owner Trust
4.07%, 07/15/29	6,000	6,007,308
4.88%, 09/15/30	2,000	2,037,722
4.45%, 10/15/29	4,250	4,287,419
Ford Credit Floorplan Master Owner Trust A, 4.63%, 04/15/30	5,100	5,176,247
GM Financial Automobile Leasing Trust
4.66%, 02/21/28	3,200	3,222,723
4.17%, 08/21/28	1,000	1,002,749
4.41%, 08/20/29	1,000	1,001,728
Gm Financial Consumer Automobile Receivables Trust
4.18%, 08/16/30	5,000	5,022,006
4.30%, 09/16/31	1,500	1,515,167
GM Financial Consumer Automobile Receivables Trust
4.59%, 07/17/28	3,500	3,518,885
4.47%, 02/16/28	3,965	3,969,185
5.71%, 02/16/29	9,710	9,989,981
4.40%, 08/16/29	2,500	2,511,745
4.44%, 04/16/30	1,000	1,009,944
4.62%, 12/17/29	2,500	2,529,679
4.73%, 08/16/30	1,780	1,817,340
4.28%, 04/16/30	3,034	3,056,196
Harley-Davidson Motorcycle Trust, 4.67%, 04/15/30	2,000	2,027,173
Honda Auto Receivables Owner Trust
4.57%, 03/21/29	7,300	7,351,348
4.15%, 10/15/29	2,600	2,607,879
4.04%, 02/21/30	1,750	1,752,435
Hyundai Auto Receivables Trust
4.58%, 04/15/27	2,600	2,601,911
4.84%, 03/15/29	4,625	4,665,699
4.32%, 10/15/29	5,300	5,334,214
4.40%, 04/15/31	1,100	1,109,929
Hyundai Auto Receivables Trust 2025-B
4.36%, 12/17/29	3,300	3,331,422
4.44%, 06/17/30	1,300	1,317,293
John Deere Owner Trust
4.96%, 11/15/28	3,290	3,320,399
4.91%, 02/18/31	1,850	1,885,176
4.06%, 06/15/29	2,140	2,141,484
4.23%, 09/17/29	3,900	3,920,554
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	3,100	3,148,665
Mercedes-Benz Auto Receivables Trust, 4.78%, 12/17/29	8,000	8,116,714
Nissan Auto Lease Trust, 5.21%, 12/15/28	2,000	2,026,109
Nissan Auto Receivables 2025-A Owner Trust, 4.57%, 11/15/30	500	509,394
Nissan Auto Receivables Owner Trust
4.49%, 12/17/29	4,000	4,047,907
4.35%, 09/15/31	1,000	1,008,521
Santander Drive Auto Receivables Trust
5.09%, 05/15/30	17,060	17,169,759
5.23%, 12/15/28	6,440	6,476,981
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.25%, 04/17/28	$3,529	$3,534,818
5.45%, 03/15/30	1,670	1,692,190
5.64%, 08/15/30	3,500	3,567,570
5.14%, 02/17/32	4,100	4,149,539
4.87%, 05/15/31	1,000	1,013,908
5.43%, 03/17/31	500	509,886
4.67%, 08/15/29	3,150	3,171,701
4.49%, 09/15/31	2,000	2,014,598
4.68%, 09/15/31	1,500	1,508,688
Synchrony Card Funding LLC
5.04%, 03/15/30	9,330	9,457,513
4.49%, 05/15/31	7,000	7,087,788
Toyota Auto Receivables Owner Trust
4.40%, 06/15/29	4,620	4,645,315
4.34%, 11/15/29	600	604,416
4.49%, 06/17/30	600	608,736
4.76%, 05/15/30	1,000	1,021,553
4.42%, 08/15/28	1,365	1,370,921
4.11%, 03/15/30	3,270	3,286,718
4.19%, 01/15/31	2,500	2,512,507
Verizon Master Trust
4.17%, 08/20/30	6,300	6,326,713
4.62%, 11/20/30	7,700	7,812,240
Verizon Master Trust Series, 5.21%, 06/20/29	14,250	14,364,389
Volkswagen Auto Lease Trust
4.50%, 06/20/28	2,750	2,775,648
4.56%, 03/20/30	1,250	1,264,008
Volkswagen Auto Loan Enhanced Trust, 5.01%, 01/22/30	6,000	6,079,904
World Omni Auto Receivables Trust
5.09%, 12/17/29	2,000	2,031,714
4.86%, 11/15/30	2,000	2,050,396
4.34%, 09/16/30	2,300	2,319,880
4.08%, 11/15/30	3,200	3,208,376
Total Asset-Backed Securities — 0.4% (Cost: $537,370,574)		541,041,639
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
3650R 2021-PF1 Commercial Mortgage Trust, 5.47%, 11/15/55(a)	1,000	1,028,665
Bank
2.29%, 06/15/64	7,260	6,417,226
3.30%, 09/15/64(a)	1,000	838,544
3.46%, 01/15/63(a)	1,400	1,229,328
3.50%, 03/15/64(a)	1,000	885,161
4.47%, 05/15/61(a)	1,000	978,628
4.79%, 02/15/52(a)	1,000	910,108
5.72%, 06/15/57	4,450	4,725,088
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	3,416	3,344,241
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	4,500	4,519,831
Series 2019-BN16, Class AS, 4.27%, 02/15/52	1,000	972,827
Series 2019-BN21, Class A5, 2.85%, 10/17/52	15,310	14,377,322
Series 2020, Class A5, 2.65%, 01/15/63	6,500	6,012,995
Series 2020-BN27, Class A5, 2.14%, 04/15/63	23,610	20,971,863
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2020-BN29, Class A4, 2.00%, 11/15/53	$5,760	$5,040,459
Series 2021-BN34, Class A5, 2.44%, 06/15/63	1,000	884,438
Series 21-BN36, Class A5, 2.47%, 09/15/64	8,930	7,961,280
BANK 2018-BNK11, 4.48%, 03/15/61(a)	500	485,717
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK33.88%, 02/15/50(a)	1,250	1,212,599
Bank5
5.64%, 10/15/57	2,000	2,055,712
5.77%, 06/15/57	9,520	9,935,046
5.78%, 04/15/56	1,000	1,027,979
5.79%, 06/15/57	2,000	2,084,437
5.88%, 08/15/57	4,000	4,207,349
5.89%, 11/15/57	5,000	5,272,813
6.42%, 08/15/57(a)	650	670,797
6.49%, 06/15/57(a)	2,950	3,108,919
7.38%, 07/15/56(a)	1,949	2,066,088
BANK5 2023-5YR4, 6.50%, 12/15/56	2,597	2,746,858
BANK5 2024-5YR9, 5.61%, 08/15/57	7,675	8,008,414
BANK5 2025-5YR16, 5.28%, 08/15/63	2,250	2,330,281
Bank5 Trust
6.23%, 05/15/57	3,000	3,174,096
7.20%, 05/15/57(a)	2,580	2,733,445
7.20%, 05/15/57(a)	1,000	1,046,708
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52	2,200	2,141,638
Series 2019-C4, Class A5, 2.92%, 08/15/52	8,750	8,291,258
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	952,389
BBCMS Mortgage Trust
2.69%, 11/15/54	3,000	2,674,198
3.19%, 02/15/54(a)	500	424,350
4.05%, 12/15/51	4,000	3,979,947
4.44%, 09/15/55	2,000	1,968,888
4.60%, 06/15/55(a)	5,390	5,317,845
5.14%, 12/15/57	5,400	5,530,604
5.40%, 09/15/57	2,500	2,597,830
5.45%, 09/15/55(a)	500	466,028
5.45%, 04/15/56	1,000	1,042,237
5.52%, 08/15/58	1,000	1,045,780
5.53%, 11/15/57	1,500	1,571,608
5.55%, 07/15/57	997	1,031,972
5.59%, 07/15/58(a)	3,500	3,677,995
5.63%, 09/15/57	5,100	5,234,703
5.71%, 12/15/55(a)	3,160	3,315,336
5.72%, 02/15/57	1,386	1,406,802
5.72%, 02/15/62	5,000	5,306,176
5.83%, 11/15/57(a)	1,000	1,029,216
5.84%, 09/15/57(a)	3,000	3,127,220
5.84%, 03/15/58	500	528,427
5.84%, 08/15/58(a)	1,000	1,040,430
5.87%, 02/15/57	1,000	1,044,256
5.89%, 09/15/57	1,250	1,292,323
5.94%, 05/15/57(a)	2,210	2,271,008
5.95%, 03/15/57	3,000	3,146,127
5.97%, 07/15/56(a)	500	526,041
5.98%, 03/15/58(a)	750	762,522
6.00%, 09/15/56(a)	10,000	10,770,607
6.13%, 11/15/57	900	946,794
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.15%, 03/15/57(a)	$2,800	$2,887,969
6.35%, 12/15/55(a)	1,500	1,533,515
6.36%, 03/15/57(a)	1,000	1,048,193
6.51%, 09/15/56(a)	1,000	1,066,517
6.64%, 03/15/57(a)	1,660	1,715,118
6.80%, 11/15/56(a)	3,970	4,476,828
7.03%, 05/15/58(a)	500	527,867
7.70%, 12/15/56(a)	1,000	1,075,030
Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	18,257,037
Series 2020-C6, Class A4, 2.64%, 02/15/53	10,000	9,257,802
Series 2020-C7, Class A5, 2.04%, 04/15/53	13,900	12,420,564
Series 2021-C11, Class A5, 2.32%, 09/15/54	5,765	5,060,371
Series 2022-C15, Class A5, 3.66%, 04/15/55(a)	3,745	3,510,638
BBCMS Trust
2.27%, 07/15/54	2,500	2,354,914
Series 2021-C10, Class A5, 2.49%, 07/15/54	18,559	16,848,522
Benchmark 2021-B29 Mortgage Trust, 2.14%, 09/15/54	5,000	4,360,108
Benchmark Mortgage Trust
1.93%, 07/15/53	5,000	4,418,020
2.64%, 11/15/54(a)	1,000	811,984
3.18%, 02/15/53(a)	1,000	880,435
3.46%, 03/15/55	1,500	1,384,197
3.73%, 03/15/55(a)	350	305,595
5.18%, 04/15/57	500	515,009
5.33%, 02/15/58	6,000	6,121,069
5.36%, 05/15/55	2,000	2,038,805
5.44%, 08/15/58(a)	1,000	1,041,664
5.60%, 08/15/57	3,700	3,849,788
5.66%, 04/15/57	2,000	2,098,365
5.77%, 05/15/56	1,000	1,041,053
5.80%, 06/15/58	2,000	2,110,993
5.86%, 08/15/58(a)	1,000	1,038,733
5.91%, 11/15/57(a)	2,000	2,109,566
6.03%, 12/15/57(a)	1,545	1,608,566
6.06%, 01/10/57(a)	1,610	1,647,561
6.06%, 08/15/57(a)	1,500	1,562,790
6.09%, 04/15/57(a)	1,000	1,047,007
6.38%, 03/15/57	4,460	4,666,796
6.79%, 03/15/57	1,500	1,576,425
6.86%, 07/15/57(a)	1,000	1,062,167
7.08%, 05/15/56(a)	500	528,696
7.18%, 07/15/57(a)	2,000	2,127,732
7.18%, 07/15/57(a)	1,500	1,574,137
Series 2018-B1, Class A5, 3.67%, 01/15/51(a)	3,250	3,199,354
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	10,616	10,498,614
Series 2018-B3, Class A5, 4.03%, 04/10/51	5,000	4,960,379
Series 2018-B5, Class A4, 4.21%, 07/15/51	6,150	6,110,998
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	10,093	10,117,484
Series 2018-B7, Class B, 5.00%, 05/15/53(a)	1,100	1,069,336
Series 2018-B8, Class A5, 4.23%, 01/15/52	17,000	16,809,870
Series 2019-B11, Class A4, 3.28%, 05/15/52	20,650	19,948,694
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2019-B11, Class A5, 3.54%, 05/15/52	$20,000	$19,294,370
Series 2020-B19, Class B, 2.35%, 09/15/53	2,700	2,104,697
Series 2020-B21, Class A4, 1.70%, 12/17/53	7,000	6,198,304
Series 2020-B21, Class A5, 1.98%, 12/17/53	8,616	7,592,222
Series 2020-B23, Class A5, 2.07%, 02/15/54	25,000	21,860,941
Series 2021-B24, Class A4, 2.26%, 03/15/54	456	409,800
Series 2023-B38, Class A2, 5.63%, 04/15/56	10,000	10,269,680
BMARK, 7.71%, 11/15/56(a)	1,097	1,173,095
BMO Mortgage Trust
4.97%, 07/15/54(a)	1,964	1,977,062
5.31%, 09/15/54	1,200	1,231,571
5.32%, 09/15/57	500	514,982
5.57%, 06/15/58	1,000	1,045,677
5.63%, 12/15/57(a)	1,100	1,147,690
5.69%, 02/15/58	5,000	5,270,093
5.74%, 02/15/57	1,000	1,039,535
5.74%, 12/15/57(a)	900	900,471
5.75%, 09/15/57(a)	2,000	2,043,858
5.78%, 04/15/58(a)	950	998,030
5.86%, 02/15/57	3,730	3,910,040
5.88%, 09/15/57(a)	500	503,741
5.89%, 11/15/57(a)	3,500	3,626,137
5.91%, 03/15/57(a)	4,000	4,193,715
5.96%, 09/15/56(a)	30,000	32,218,040
6.01%, 07/15/58	568	576,816
6.09%, 09/15/57(a)	750	772,043
6.14%, 03/15/57(a)	2,330	2,418,376
6.23%, 03/15/57(a)	1,500	1,520,495
6.26%, 04/15/58(a)	1,000	1,031,604
6.29%, 02/15/57(a)	4,810	5,016,517
6.36%, 02/15/57(a)	260	273,707
6.41%, 11/15/57(a)	4,700	4,881,678
6.49%, 05/15/58(a)	500	517,002
6.60%, 07/15/57(a)	500	506,536
6.67%, 12/15/56(a)	1,500	1,621,840
7.09%, 02/15/57(a)	687	707,715
7.49%, 11/15/56(a)	11,200	11,979,099
CD Mortgage Trust
3.19%, 11/13/50	1,000	980,193
3.71%, 11/13/50(a)	500	489,048
3.91%, 11/13/50(a)	995	940,673
4.66%, 08/15/51(a)	1,188	1,150,605
CGMS Commercial Mortgage Trust, 4.24%, 08/15/50(a)	1,000	945,910
Citigroup Commercial Mortgage Trust
3.42%, 12/15/72	2,000	1,852,514
3.74%, 03/10/51	1,932	1,908,742
4.05%, 12/15/72(a)	1,500	1,366,670
Series 2016-P5, Class A4, 2.94%, 10/10/49	10,000	9,774,424
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	13,700,328
Series 2017-P8, Class A3, 3.20%, 09/15/50	2,000	1,958,641
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	19,851,695
Series 2019-C7, Class A4, 3.10%, 12/15/72	5,800	5,499,602
Commission Mortgage Trust, Series 2016-DC2, Class A5, 3.77%, 02/10/49	4,000	3,988,138
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust
2.72%, 12/15/52	$500	$471,417
4.04%, 12/15/52(a)	220	200,520
4.45%, 04/15/51(a)	1,800	1,754,921
Series 2015-C4, Class A4, 3.81%, 11/15/48	3,367	3,357,545
Series 2016-C7, Class A5, 3.50%, 11/15/49	5,200	5,136,477
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	1,000	977,487
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	26,835,988
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	9,465,796
Series 2020-C19, Class A3, 2.56%, 03/15/53	5,500	5,001,420
DBJPM Mortgage Trust
3.56%, 06/10/50(a)	5,500	5,299,029
Series 2016-C3, Class A5, 2.89%, 08/10/49	1,000	983,852
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.26%, 01/25/29(a)	10,000	9,477,844
2.36%, 10/25/36	2,500	1,994,156
3.00%, 09/25/29	20,868	20,160,923
3.53%, 09/25/32	1,000	948,780
3.78%, 01/25/32	10,760	10,645,084
3.78%, 11/25/32(a)	17,795	17,194,556
3.80%, 03/25/32	1,928	1,908,950
3.82%, 12/25/32(a)	21,500	20,803,471
4.05%, 07/25/33	35,000	34,214,810
4.20%, 05/25/33	28,000	27,671,026
4.25%, 04/25/33	40,000	39,679,741
4.27%, 07/25/30(a)	13,200	13,301,037
4.28%, 07/25/30	10,500	10,595,181
4.29%, 07/25/30(a)	6,500	6,556,452
4.35%, 02/25/30(a)	14,300	14,457,685
4.35%, 01/25/33(a)	33,140	33,119,466
4.46%, 08/25/31	5,000	5,067,863
4.51%, 07/25/29	5,700	5,794,197
4.51%, 02/25/30(a)	2,460	2,502,033
4.57%, 12/25/28	3,253	3,304,313
4.74%, 08/25/28(a)	15,000	15,287,006
4.76%, 10/25/34	5,000	5,089,811
4.80%, 09/25/28(a)	3,920	4,002,687
4.85%, 09/25/28	5,000	5,113,376
5.20%, 02/25/31	5,560	5,830,564
5.36%, 01/25/29(a)	14,300	14,857,606
5.40%, 01/25/29	15,000	15,626,010
5.40%, 01/25/29	8,000	8,313,267
Federal National Mortgage Association, 2.68%, 06/25/32(a)	1,048	944,677
Federal National Mortgage Association-ACES
1.27%, 07/25/30	10,000	8,803,944
1.87%, 10/25/31(a)	3,000	2,626,552
2.40%, 11/25/31	5,000	4,505,813
4.19%, 07/25/28(a)	19,099	19,186,550
Series 2017, Class A2, 3.06%, 09/25/27(a)	1,521	1,493,106
Series 2020-M20, Class A2, 1.44%, 10/25/29	2,000	1,805,549
FIVE Mortgage Trust, 5.67%, 02/10/56(a)	475	487,507
Freddie Mac Multifamily Structured Pass Through Certificates, 5.07%, 10/25/28(a)	1,525	1,569,109
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
2.12%, 05/12/53	$2,745	$2,529,400
2.91%, 02/13/53	1,000	937,346
3.57%, 05/12/53(a)	1,840	1,665,336
3.57%, 05/12/53(a)	526	444,228
3.70%, 02/10/52	1,000	978,081
4.38%, 07/10/51(a)	2,433	2,334,211
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	12,746,677
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	2,956,524
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	2,979,632
Series 2019-GC38, Class A4, 3.97%, 02/10/52	2,500	2,462,536
JPMCC Commercial Mortgage Securities Trust
3.12%, 06/13/52	2,000	1,930,453
4.03%, 03/10/52	3,500	3,374,522
Morgan Stanley BAML Trust, 5.64%, 03/15/58	400	419,283
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A3, 3.46%, 12/15/49	9,522	9,419,966
Morgan Stanley Capital I, 4.46%, 12/15/50(a)	796	763,771
Morgan Stanley Capital I Trust
2.32%, 10/15/54	1,750	1,551,656
2.70%, 07/15/53	200	168,609
2.73%, 05/15/54	1,275	1,153,985
2.75%, 06/15/54(a)	2,000	1,754,233
2.88%, 02/15/53	1,264	1,142,920
3.57%, 06/15/54(a)	1,000	831,523
3.76%, 11/15/52(a)	500	461,599
3.76%, 11/15/52(a)	1,000	868,344
5.00%, 07/15/51(a)	1,000	948,912
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	11,849,824
Series 2018, Class A3, 4.14%, 10/15/51	21,700	21,534,922
Series 2018-H3, Class A4, 3.91%, 07/15/51	615	607,401
Series 2018-H3, Class A5, 4.18%, 07/15/51	2,538	2,521,583
Series 2019-H6, Class A4, 3.42%, 06/15/52	6,570	6,332,381
Series 2020-L4, Class A3, 2.70%, 02/15/53	20,000	18,549,719
Series 2021-L7, Class A5, 2.57%, 10/15/54	10,430	9,347,822
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(a)	1,486	1,604,774
UBS Commercial Mortgage Trust
3.17%, 08/15/50	4,626	4,553,836
4.03%, 08/15/51	5,496	5,447,012
4.67%, 12/15/51(a)	1,000	982,296
4.73%, 12/15/50(a)	528	496,733
5.10%, 12/15/51(a)	750	729,776
Series 2017-C2, Class A4, 3.49%, 08/15/50	465	458,438
Series 2018-C08, Class A4, 3.98%, 02/15/51	18,150	18,082,780
UBS Commercial Mortgage Trust 2018-C14, 4.75%, 12/15/51(a)	1,500	1,482,841
Wells Fargo Commercial Mortgage Trust
1.85%, 07/15/53	2,000	1,898,326
2.70%, 07/15/53	375	313,275
3.31%, 11/15/54	500	432,203
4.15%, 03/15/51(a)	1,749	1,715,250
4.19%, 11/15/50(a)	619	591,958
4.29%, 06/15/52(a)	1,294	1,086,378
4.55%, 03/15/52	1,000	967,062
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.64%, 11/15/50(a)	$500	$462,868
4.67%, 09/15/61(a)	3,000	2,969,777
5.59%, 07/15/58	2,950	3,091,433
5.92%, 07/15/58	1,000	1,042,031
5.93%, 07/15/57	3,000	3,150,386
6.10%, 01/15/58	1,500	1,594,311
Class A4, 2.34%, 08/15/54	4,600	4,071,812
Class ASB, 4.17%, 05/15/51	435	433,181
Series 2019-C54, Class A4, 3.15%, 12/15/52	5,000	4,752,310
Series 2020-C56, Class A5, 2.45%, 06/15/53	6,480	5,966,765
Series 2020-C58, Class A4, 2.09%, 07/15/53	17,680	15,732,724
Series 2021-C59, Class A5, 2.63%, 04/15/54	5,200	4,684,774
		1,318,552,917
Total Collateralized Mortgage Obligations — 1.0% (Cost: $1,343,377,886)		1,318,552,917
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	2,978	2,663,447
3.38%, 03/01/41	2,222	1,638,604
4.65%, 10/01/28	3,111	3,135,489
4.75%, 03/30/30	3,898	3,927,459
5.38%, 06/15/33	2,738	2,777,429
5.40%, 10/01/48	2,060	1,875,677
Omnicom Group Inc.
2.45%, 04/30/30	3,767	3,460,414
2.60%, 08/01/31	4,944	4,448,054
4.20%, 06/01/30	3,972	3,939,198
5.30%, 11/01/34(b)	3,705	3,761,181
		31,626,952
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.70%, 02/01/27	4,732	4,625,237
2.80%, 03/01/27	1,854	1,814,106
2.95%, 02/01/30(b)	5,159	4,841,826
3.20%, 03/01/29	4,601	4,428,473
3.25%, 02/01/28	4,510	4,402,774
3.25%, 03/01/28	2,734	2,663,753
3.25%, 02/01/35	3,389	2,891,186
3.38%, 06/15/46	3,138	2,156,087
3.45%, 11/01/28	2,603	2,540,290
3.50%, 03/01/39	2,054	1,631,463
3.55%, 03/01/38	1,888	1,548,465
3.60%, 05/01/34	3,801	3,385,538
3.63%, 02/01/31	4,597	4,388,910
3.63%, 03/01/48	3,123	2,186,903
3.65%, 03/01/47	2,256	1,590,120
3.75%, 02/01/50	6,716	4,763,327
3.83%, 03/01/59	2,577	1,739,192
3.85%, 11/01/48	2,454	1,759,175
3.90%, 05/01/49	4,821	3,501,584
3.95%, 08/01/59	5,623	3,877,006
5.04%, 05/01/27	8,594	8,675,352
5.15%, 05/01/30	15,823	16,215,795
Security	Par (000)	Value
Aerospace & Defense (continued)
5.71%, 05/01/40	$10,887	$10,893,977
5.81%, 05/01/50	22,426	21,564,275
5.88%, 02/15/40	2,138	2,158,418
5.93%, 05/01/60	14,692	14,100,786
6.13%, 02/15/33	1,738	1,852,094
6.26%, 05/01/27	4,940	5,081,555
6.30%, 05/01/29	5,625	5,970,684
6.39%, 05/01/31	2,945	3,197,185
6.53%, 05/01/34	10,815	11,837,929
6.63%, 02/15/38	2,009	2,197,961
6.86%, 05/01/54	7,675	8,422,109
6.88%, 03/15/39	2,421	2,688,669
7.01%, 05/01/64	3,655	4,050,809
Embraer Netherlands Finance BV, 5.98%, 02/11/35	225	233,529
GE Capital Funding LLC, 4.55%, 05/15/32	3,032	3,047,734
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	4,769	4,613,213
General Dynamics Corp.
2.25%, 06/01/31	2,505	2,257,915
2.63%, 11/15/27	3,379	3,288,509
2.85%, 06/01/41	3,299	2,420,104
3.50%, 04/01/27	3,297	3,279,876
3.60%, 11/15/42	1,283	1,025,184
3.63%, 04/01/30	5,217	5,119,307
3.75%, 05/15/28	5,493	5,479,345
4.25%, 04/01/40	4,024	3,631,466
4.25%, 04/01/50	4,335	3,603,641
4.95%, 08/15/35	1,670	1,685,406
General Electric Co.
4.30%, 07/29/30	1,760	1,768,337
4.35%, 05/01/50	1,525	1,293,736
4.50%, 03/11/44	1,600	1,425,795
4.90%, 01/29/36	4,625	4,643,419
5.88%, 01/14/38	2,427	2,603,002
6.75%, 03/15/32	3,115	3,526,846
6.88%, 01/10/39	2,430	2,850,293
HEICO Corp.
5.25%, 08/01/28	1,700	1,746,814
5.35%, 08/01/33	1,880	1,932,921
Hexcel Corp.
4.20%, 02/15/27	2,865	2,844,627
5.88%, 02/26/35	1,055	1,076,912
Howmet Aerospace Inc.
3.00%, 01/15/29	1,610	1,550,290
4.85%, 10/15/31	1,270	1,298,939
5.90%, 02/01/27	620	633,952
5.95%, 02/01/37	1,885	2,012,022
6.75%, 01/15/28	1,560	1,647,489
L3Harris Technologies Inc.
1.80%, 01/15/31	4,300	3,766,509
2.90%, 12/15/29	2,786	2,630,045
3.85%, 12/15/26	3,947	3,927,134
4.40%, 06/15/28	9,414	9,466,366
4.85%, 04/27/35	1,876	1,847,071
5.05%, 06/01/29	2,470	2,535,609
5.05%, 04/27/45	2,573	2,406,567
5.25%, 06/01/31	2,290	2,377,909
5.35%, 06/01/34	3,065	3,140,028
5.40%, 01/15/27	6,445	6,545,263
5.40%, 07/31/33	6,700	6,910,753
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
5.50%, 08/15/54	$2,770	$2,660,572
5.60%, 07/31/53	2,390	2,326,781
6.15%, 12/15/40	1,785	1,905,408
Lockheed Martin Corp.
1.85%, 06/15/30	3,130	2,820,621
2.80%, 06/15/50	4,868	3,028,140
3.60%, 03/01/35	2,308	2,101,700
3.80%, 03/01/45	5,280	4,174,981
3.90%, 06/15/32	3,575	3,463,098
4.07%, 12/15/42	4,273	3,586,715
4.09%, 09/15/52	8,201	6,390,697
4.15%, 08/15/28	2,150	2,161,134
4.15%, 06/15/53	2,980	2,339,356
4.30%, 06/15/62	4,360	3,385,437
4.40%, 08/15/30	2,800	2,822,483
4.45%, 05/15/28	1,885	1,907,137
4.50%, 02/15/29	2,665	2,703,066
4.50%, 05/15/36	2,240	2,158,214
4.70%, 12/15/31	1,980	2,017,808
4.70%, 05/15/46	5,684	5,068,638
4.75%, 02/15/34	4,185	4,182,603
4.80%, 08/15/34	2,740	2,743,976
5.00%, 08/15/35	3,525	3,544,804
5.10%, 11/15/27	4,880	4,996,923
5.20%, 02/15/55	3,800	3,523,808
5.20%, 02/15/64	2,800	2,543,537
5.25%, 01/15/33	4,335	4,514,240
5.70%, 11/15/54	3,715	3,708,387
5.72%, 06/01/40	2,442	2,555,806
5.90%, 11/15/63	2,925	2,988,634
Series B, 6.15%, 09/01/36	2,915	3,206,548
Northrop Grumman Corp.
3.20%, 02/01/27	4,021	3,971,111
3.25%, 01/15/28	10,058	9,875,022
3.85%, 04/15/45	3,249	2,567,762
4.03%, 10/15/47	9,526	7,540,061
4.40%, 05/01/30	2,787	2,808,828
4.60%, 02/01/29	2,360	2,396,014
4.65%, 07/15/30	3,505	3,561,364
4.70%, 03/15/33	3,740	3,740,610
4.75%, 06/01/43	4,374	3,952,645
4.90%, 06/01/34	3,290	3,295,000
4.95%, 03/15/53	4,195	3,727,242
5.05%, 11/15/40	1,773	1,713,058
5.15%, 05/01/40	2,675	2,621,606
5.20%, 06/01/54	4,955	4,561,259
5.25%, 07/15/35	2,795	2,855,719
5.25%, 05/01/50	4,958	4,626,169
RTX Corp.
1.90%, 09/01/31	4,361	3,774,169
2.25%, 07/01/30	4,710	4,303,101
2.38%, 03/15/32	4,367	3,822,765
2.65%, 11/01/26	2,608	2,563,264
2.82%, 09/01/51	4,304	2,620,536
3.03%, 03/15/52	5,517	3,490,241
3.13%, 05/04/27	5,821	5,730,913
3.13%, 07/01/50	5,310	3,486,918
3.50%, 03/15/27	5,970	5,917,089
3.75%, 11/01/46	5,099	3,880,434
4.05%, 05/04/47	3,333	2,652,333
4.13%, 11/16/28	11,614	11,621,480
Security	Par (000)	Value
Aerospace & Defense (continued)
4.15%, 05/15/45	$4,430	$3,632,448
4.35%, 04/15/47	4,861	4,041,560
4.45%, 11/16/38(b)	3,625	3,353,766
4.50%, 06/01/42	15,897	14,017,812
4.63%, 11/16/48	7,373	6,336,928
4.70%, 12/15/41	2,460	2,237,198
4.80%, 12/15/43	2,479	2,238,971
4.88%, 10/15/40	2,089	1,974,098
5.15%, 02/27/33	5,200	5,338,030
5.38%, 02/27/53	4,555	4,302,497
5.40%, 05/01/35	2,132	2,206,221
5.70%, 04/15/40	2,310	2,404,633
5.75%, 11/08/26	7,050	7,166,860
5.75%, 01/15/29	3,225	3,382,624
6.00%, 03/15/31	4,425	4,780,209
6.05%, 06/01/36	780	844,008
6.10%, 03/15/34	6,695	7,266,718
6.13%, 07/15/38	1,920	2,079,266
6.40%, 03/15/54	5,395	5,837,304
7.20%, 08/15/27	2,383	2,526,129
7.50%, 09/15/29	2,868	3,211,248
		600,123,383
Agriculture — 0.3%
Altria Group Inc.
2.45%, 02/04/32	8,225	7,162,099
2.63%, 09/16/26	3,050	2,998,555
3.40%, 05/06/30	4,564	4,373,092
3.40%, 02/04/41	6,627	4,970,508
3.70%, 02/04/51	5,852	4,050,319
3.88%, 09/16/46	6,282	4,662,127
4.00%, 02/04/61(b)	4,275	3,006,978
4.25%, 08/09/42	4,269	3,495,409
4.45%, 05/06/50	2,513	1,984,860
4.50%, 08/06/30	1,755	1,754,346
4.50%, 05/02/43	2,993	2,500,352
4.80%, 02/14/29	7,904	8,024,116
4.88%, 02/04/28	1,620	1,644,392
5.25%, 08/06/35	1,200	1,198,569
5.38%, 01/31/44	7,922	7,555,007
5.63%, 02/06/35	1,650	1,694,747
5.80%, 02/14/39	9,382	9,564,100
5.95%, 02/14/49(b)	10,312	10,268,563
6.20%, 11/01/28	3,170	3,349,268
6.88%, 11/01/33	1,980	2,214,855
Archer-Daniels-Midland Co.
2.70%, 09/15/51	3,850	2,316,259
2.90%, 03/01/32	3,485	3,169,041
3.25%, 03/27/30	5,796	5,573,676
3.75%, 09/15/47	2,049	1,552,608
4.02%, 04/16/43	1,557	1,290,576
4.50%, 08/15/33	1,670	1,649,689
4.50%, 03/15/49	2,924	2,469,470
4.54%, 03/26/42	2,227	1,972,895
5.38%, 09/15/35	2,086	2,186,377
5.94%, 10/01/32	1,882	2,037,948
BAT Capital Corp.
2.26%, 03/25/28	4,265	4,061,749
2.73%, 03/25/31	5,278	4,803,870
3.22%, 09/06/26	5,151	5,091,734
3.46%, 09/06/29	2,687	2,601,450
3.56%, 08/15/27	5,088	5,020,658
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
3.73%, 09/25/40	$1,950	$1,550,665
3.98%, 09/25/50	830	598,642
4.39%, 08/15/37	11,594	10,450,796
4.54%, 08/15/47	8,120	6,572,675
4.70%, 04/02/27	5,089	5,119,254
4.74%, 03/16/32	4,230	4,215,697
4.76%, 09/06/49	4,713	3,875,711
4.91%, 04/02/30	4,783	4,868,921
5.28%, 04/02/50	2,337	2,063,493
5.35%, 08/15/32	3,250	3,344,998
5.63%, 08/15/35	3,810	3,909,617
5.65%, 03/16/52	3,545	3,288,629
5.83%, 02/20/31	4,115	4,352,578
6.00%, 02/20/34	3,615	3,837,547
6.25%, 08/15/55	190	192,182
6.34%, 08/02/30	4,755	5,131,640
6.42%, 08/02/33	5,810	6,327,273
7.08%, 08/02/43	3,720	4,112,978
7.08%, 08/02/53	4,520	5,017,334
7.75%, 10/19/32	2,836	3,284,976
BAT International Finance PLC
4.45%, 03/16/28	5,990	6,012,762
5.93%, 02/02/29	4,970	5,220,355
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	5,405	4,939,181
3.20%, 04/21/31	510	475,479
3.75%, 09/25/27	3,191	3,168,258
4.10%, 01/07/28	3,190	3,188,865
4.20%, 09/17/29	3,370	3,354,470
4.55%, 08/04/30	1,600	1,608,606
4.65%, 09/17/34	2,895	2,819,754
5.15%, 08/04/35	1,600	1,604,580
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(c)	3,740	3,889,330
Philip Morris International Inc.
1.75%, 11/01/30	4,678	4,126,056
2.10%, 05/01/30	3,288	2,990,247
3.13%, 08/17/27	2,920	2,867,814
3.13%, 03/02/28	2,836	2,775,042
3.38%, 08/15/29	7,411	7,192,918
3.88%, 08/21/42	3,461	2,799,204
4.13%, 04/28/28	3,015	3,019,582
4.13%, 03/04/43	4,329	3,624,333
4.25%, 11/10/44	3,868	3,254,500
4.38%, 11/01/27	3,860	3,884,799
4.38%, 04/30/30	2,620	2,632,796
4.38%, 11/15/41	3,732	3,252,473
4.50%, 03/20/42	3,850	3,399,492
4.63%, 11/01/29	3,010	3,057,506
4.75%, 02/12/27	4,645	4,686,367
4.75%, 11/01/31	3,390	3,437,121
4.88%, 02/15/28	7,430	7,563,441
4.88%, 02/13/29	3,295	3,364,157
4.88%, 04/30/35	2,255	2,233,439
4.88%, 11/15/43	3,305	3,016,322
4.90%, 11/01/34	2,810	2,798,828
5.13%, 11/17/27	7,252	7,403,822
5.13%, 02/15/30	6,360	6,577,803
5.13%, 02/13/31	5,475	5,652,257
5.25%, 09/07/28	2,315	2,390,798
5.25%, 02/13/34	7,605	7,769,581
Security	Par (000)	Value
Agriculture (continued)
5.38%, 02/15/33	$8,930	$9,244,405
5.50%, 09/07/30	2,585	2,722,449
5.63%, 11/17/29	8,410	8,847,717
5.63%, 09/07/33	3,455	3,623,113
5.75%, 11/17/32	5,471	5,789,169
6.38%, 05/16/38	7,043	7,810,129
Reynolds American Inc.
5.70%, 08/15/35	3,504	3,604,956
5.85%, 08/15/45	9,903	9,558,148
6.15%, 09/15/43	2,581	2,596,764
7.25%, 06/15/37	2,505	2,842,259
		413,077,315
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	1,361	1,344,140
Series 2015-1, Class A, 3.38%, 11/01/28(b)	2,118	2,068,183
Series 2015-2, Class AA, 3.60%, 03/22/29(b)	2,186	2,136,901
Series 2016-1, Class AA, 3.58%, 07/15/29	1,787	1,742,532
Series 2016-2, Class AA, 3.20%, 12/15/29(b)	2,037	1,960,610
Series 2016-3, Class AA, 3.00%, 04/15/30(b)	1,293	1,236,783
Series 2017-1, Class AA, 3.65%, 02/15/29(b)	2,153	2,085,073
Series 2017-2, Class AA, 3.35%, 04/15/31(b)	2,145	2,050,669
Series 2019-1, Class AA, 3.15%, 08/15/33	2,514	2,322,748
Series A, Class A, 2.88%, 01/11/36	3,378	3,023,421
Delta Air Lines Inc.
3.75%, 10/28/29	2,340	2,269,755
4.38%, 04/19/28	1,770	1,770,409
4.95%, 07/10/28	2,410	2,438,849
5.25%, 07/10/30	1,855	1,892,501
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29(b)	3,898	3,725,440
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(b)	2,614	2,450,832
Series 2019-1, Class AA, 2.75%, 11/15/33	2,428	2,132,623
Southwest Airlines Co.
2.63%, 02/10/30	2,918	2,683,407
3.00%, 11/15/26	2,225	2,187,740
3.45%, 11/16/27	2,273	2,232,547
5.13%, 06/15/27	8,617	8,715,461
United Airlines Pass-Through Trust
5.80%, 07/15/37	5,799	5,940,739
Series 2014-2, Class A, 3.75%, 03/03/28	3,291	3,256,438
Series 2016-1, Class AA, 3.10%, 01/07/30(b)	2,609	2,509,780
Series 2016-2, Class AA, 2.88%, 04/07/30	2,432	2,310,541
Series 2018-1, Class AA, 3.50%, 09/01/31	2,969	2,833,817
Series 2019, Class AA, 4.15%, 02/25/33	2,021	1,949,730
Series 2019-2, Class AA, 2.70%, 11/01/33	3,429	3,110,083
Series 2020-1, 5.88%, 04/15/29	3,939	4,022,698
Series 24-A, 5.88%, 08/15/38	1,820	1,843,005
Series AA, 5.45%, 08/15/38	4,543	4,621,613
		84,869,068
Apparel — 0.0%
NIKE Inc.
2.38%, 11/01/26	5,048	4,956,415
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
2.75%, 03/27/27	$5,748	$5,643,997
2.85%, 03/27/30	7,410	7,032,211
3.25%, 03/27/40	5,160	4,104,430
3.38%, 11/01/46	2,975	2,159,087
3.38%, 03/27/50	6,367	4,477,538
3.63%, 05/01/43	2,999	2,369,821
3.88%, 11/01/45	4,983	3,956,564
PVH Corp., 5.50%, 06/13/30	1,115	1,136,725
Ralph Lauren Corp.
2.95%, 06/15/30	2,939	2,773,260
5.00%, 06/15/32	10	10,208
Tapestry Inc.
3.05%, 03/15/32(b)	2,503	2,243,009
4.13%, 07/15/27	2,031	2,022,148
5.10%, 03/11/30	1,475	1,507,102
5.50%, 03/11/35	685	691,523
		45,084,038
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.30%, 09/09/26(b)	4,370	4,242,347
1.80%, 01/13/31	2,722	2,373,485
2.00%, 03/24/28	3,840	3,640,800
2.25%, 01/12/29	3,165	2,969,069
2.30%, 09/09/26(b)	3,461	3,394,250
2.35%, 01/08/27	2,766	2,701,268
3.50%, 02/15/28	2,746	2,708,194
4.40%, 10/05/26	2,220	2,224,967
4.40%, 09/05/29	3,550	3,568,052
4.45%, 10/22/27	3,385	3,408,319
4.55%, 07/09/27	1,300	1,309,970
4.55%, 03/03/28	2,240	2,261,338
4.60%, 04/17/30	3,600	3,634,719
4.70%, 01/12/28	2,720	2,755,563
4.80%, 03/05/30	2,040	2,079,434
4.85%, 10/23/31	3,075	3,115,172
4.90%, 03/12/27	3,725	3,763,749
4.90%, 07/09/27	2,055	2,082,581
4.90%, 03/13/29	3,525	3,601,407
4.90%, 01/10/34(b)	2,375	2,370,457
5.05%, 07/10/31	3,835	3,935,673
5.13%, 07/07/28	3,375	3,463,391
5.15%, 07/09/32	1,600	1,630,599
5.20%, 03/05/35(b)	1,855	1,863,776
5.65%, 11/15/28	3,485	3,635,233
5.85%, 10/04/30	2,520	2,681,167
Cummins Inc.
1.50%, 09/01/30	4,319	3,813,599
2.60%, 09/01/50	5,145	3,034,943
4.25%, 05/09/28	1,050	1,058,471
4.70%, 02/15/31	3,760	3,817,692
4.88%, 10/01/43	2,621	2,465,457
4.90%, 02/20/29	1,455	1,495,013
5.15%, 02/20/34	1,510	1,546,945
5.30%, 05/09/35	3,150	3,217,481
5.45%, 02/20/54	1,560	1,509,159
Ford Motor Co.
3.25%, 02/12/32	11,395	9,763,894
4.35%, 12/08/26	2,100	2,089,013
4.75%, 01/15/43	9,680	7,484,242
5.29%, 12/08/46	5,850	4,760,110
6.10%, 08/19/32	7,355	7,428,770
Security	Par (000)	Value
Auto Manufacturers (continued)
6.63%, 10/01/28	$672	$707,989
7.40%, 11/01/46	3,535	3,713,952
7.45%, 07/16/31	5,020	5,521,859
9.63%, 04/22/30	1,930	2,246,903
Ford Motor Credit Co. LLC
2.90%, 02/16/28	2,660	2,521,534
2.90%, 02/10/29	3,180	2,929,886
3.63%, 06/17/31	4,710	4,238,469
3.82%, 11/02/27	2,451	2,385,813
4.00%, 11/13/30	8,050	7,480,403
4.13%, 08/17/27	4,740	4,650,920
4.27%, 01/09/27	2,515	2,490,961
4.95%, 05/28/27	4,725	4,712,553
5.11%, 05/03/29	10,035	9,895,492
5.13%, 11/05/26	3,150	3,155,497
5.30%, 09/06/29	3,080	3,057,258
5.80%, 03/05/27	8,620	8,690,215
5.80%, 03/08/29	5,400	5,460,401
5.85%, 05/17/27	5,300	5,355,751
5.88%, 11/07/29	3,330	3,367,683
5.92%, 03/20/28	2,420	2,456,427
6.05%, 03/05/31	4,690	4,767,357
6.05%, 11/05/31	3,230	3,266,943
6.13%, 03/08/34	7,525	7,402,361
6.50%, 02/07/35(b)	4,470	4,501,436
6.53%, 03/19/32(b)	2,790	2,868,612
6.80%, 05/12/28	6,445	6,690,334
6.80%, 11/07/28	5,720	5,954,807
7.12%, 11/07/33	5,605	5,860,177
7.20%, 06/10/30(b)	3,750	3,983,519
7.35%, 11/04/27	9,250	9,630,661
7.35%, 03/06/30	5,350	5,696,979
General Motors Co.
4.20%, 10/01/27	4,064	4,051,943
5.00%, 10/01/28	5,425	5,512,629
5.00%, 04/01/35	3,573	3,413,469
5.15%, 04/01/38	4,710	4,403,727
5.20%, 04/01/45	5,782	5,039,350
5.35%, 04/15/28(b)	920	940,648
5.40%, 10/15/29	2,740	2,824,856
5.40%, 04/01/48(b)	3,536	3,109,034
5.60%, 10/15/32(b)	5,785	5,942,484
5.63%, 04/15/30	2,075	2,143,879
5.95%, 04/01/49	4,332	4,066,746
6.25%, 04/15/35(b)	1,840	1,908,281
6.25%, 10/02/43	6,765	6,676,998
6.60%, 04/01/36	5,555	5,890,398
6.75%, 04/01/46	3,517	3,642,584
6.80%, 10/01/27	5,451	5,688,307
General Motors Financial Co. Inc.
2.35%, 02/26/27	4,970	4,828,562
2.35%, 01/08/31	2,930	2,580,532
2.40%, 04/10/28	4,920	4,685,947
2.40%, 10/15/28	5,372	5,066,742
2.70%, 08/20/27	3,494	3,392,415
2.70%, 06/10/31	5,360	4,755,412
3.10%, 01/12/32	4,472	3,976,691
3.60%, 06/21/30	3,701	3,514,347
3.85%, 01/05/28	2,549	2,518,852
4.00%, 10/06/26	3,530	3,513,149
4.30%, 04/06/29	3,810	3,769,723
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.35%, 01/17/27	$5,659	$5,654,215
4.90%, 10/06/29	3,495	3,522,561
5.00%, 04/09/27	5,555	5,603,471
5.00%, 07/15/27	2,675	2,704,531
5.05%, 04/04/28	3,210	3,261,566
5.35%, 07/15/27	1,050	1,069,100
5.35%, 01/07/30	3,095	3,166,707
5.40%, 05/08/27	3,685	3,746,481
5.45%, 07/15/30	6,465	6,640,829
5.45%, 09/06/34	2,895	2,865,128
5.55%, 07/15/29	3,960	4,081,847
5.60%, 06/18/31	1,815	1,872,451
5.63%, 04/04/32	2,145	2,194,657
5.65%, 01/17/29(b)	2,789	2,875,567
5.75%, 02/08/31	3,105	3,222,698
5.80%, 06/23/28	3,415	3,535,012
5.80%, 01/07/29	4,700	4,878,455
5.85%, 04/06/30	3,800	3,970,674
5.90%, 01/07/35(b)	4,105	4,167,480
5.95%, 04/04/34	5,600	5,740,452
6.00%, 01/09/28	4,670	4,840,110
6.10%, 01/07/34	6,872	7,126,314
6.15%, 07/15/35	2,715	2,789,922
6.40%, 01/09/33	4,148	4,394,129
Honda Motor Co. Ltd.
2.53%, 03/10/27	2,950	2,879,746
2.97%, 03/10/32	3,780	3,412,324
4.44%, 07/08/28	4,335	4,359,638
4.69%, 07/08/30	4,325	4,365,678
5.34%, 07/08/35	4,040	4,061,429
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	6,889	8,232,738
PACCAR Financial Corp.
2.00%, 02/04/27	2,145	2,087,353
4.00%, 08/08/28	995	997,507
4.00%, 09/26/29	1,640	1,641,013
4.25%, 06/23/27	1,945	1,956,487
4.45%, 08/06/27	2,910	2,944,895
4.55%, 03/03/28	2,345	2,382,662
4.55%, 05/08/30	1,655	1,687,184
4.60%, 01/10/28	1,825	1,854,859
4.60%, 01/31/29	1,825	1,861,913
4.95%, 08/10/28	1,050	1,080,466
5.00%, 05/13/27	3,120	3,174,163
5.00%, 03/22/34	1,560	1,595,071
5.20%, 11/09/26	1,595	1,618,218
Series R, 4.50%, 11/25/26	2,700	2,719,697
Toyota Motor Corp.
2.36%, 03/25/31	2,505	2,268,138
2.76%, 07/02/29	2,168	2,068,681
3.67%, 07/20/28	3,240	3,234,285
4.19%, 06/30/27	2,430	2,438,254
4.45%, 06/30/30	1,075	1,085,639
5.05%, 06/30/35	1,405	1,420,928
5.12%, 07/13/28	2,648	2,730,344
5.12%, 07/13/33	1,590	1,644,689
Toyota Motor Credit Corp.
1.15%, 08/13/27	3,402	3,225,286
1.65%, 01/10/31	3,000	2,619,564
1.90%, 01/13/27	4,190	4,074,295
1.90%, 04/06/28	3,869	3,678,405
Security	Par (000)	Value
Auto Manufacturers (continued)
1.90%, 09/12/31	$2,615	$2,273,587
2.15%, 02/13/30	4,979	4,571,484
2.40%, 01/13/32	1,515	1,340,186
3.05%, 03/22/27	6,750	6,653,402
3.05%, 01/11/28	2,675	2,620,193
3.20%, 01/11/27	4,592	4,545,285
3.38%, 04/01/30	4,739	4,581,159
3.65%, 01/08/29	4,195	4,145,322
4.35%, 10/08/27	5,030	5,066,613
4.45%, 06/29/29	3,710	3,755,114
4.50%, 05/14/27	4,145	4,179,954
4.55%, 09/20/27	3,955	3,998,323
4.55%, 08/09/29	4,240	4,304,151
4.55%, 05/17/30	3,415	3,461,925
4.60%, 01/08/27	2,115	2,132,357
4.60%, 10/10/31	3,625	3,660,308
4.63%, 01/12/28(b)	4,880	4,951,399
4.65%, 01/05/29	2,450	2,493,904
4.70%, 01/12/33	3,145	3,164,016
4.80%, 05/15/30	3,380	3,458,355
4.80%, 01/05/34	2,040	2,056,355
4.95%, 01/09/30	2,705	2,787,232
5.05%, 05/16/29	3,215	3,318,261
5.10%, 03/21/31	3,050	3,162,311
5.25%, 09/11/28	2,065	2,138,210
5.35%, 01/09/35	2,890	2,987,905
5.40%, 11/20/26	4,300	4,369,734
5.45%, 11/10/27	3,710	3,821,771
5.55%, 11/20/30	4,540	4,807,338
Series B, 5.00%, 03/19/27	3,700	3,753,446
		670,306,132
Auto Parts & Equipment — 0.0%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	6,595	3,972,175
3.25%, 03/01/32(b)	3,805	3,448,668
4.15%, 05/01/52	4,575	3,305,267
4.35%, 03/15/29	2,060	2,051,726
4.40%, 10/01/46	1,772	1,365,381
4.65%, 09/13/29	1,720	1,727,050
5.15%, 09/13/34	2,455	2,398,277
5.40%, 03/15/49	1,802	1,574,206
5.75%, 09/13/54	2,740	2,493,861
BorgWarner Inc.
2.65%, 07/01/27	5,483	5,337,718
4.38%, 03/15/45	3,190	2,651,199
4.95%, 08/15/29	2,395	2,444,527
5.40%, 08/15/34(b)	1,355	1,378,849
Lear Corp.
2.60%, 01/15/32	2,000	1,744,106
3.50%, 05/30/30	1,980	1,889,349
3.55%, 01/15/52	2,180	1,422,002
3.80%, 09/15/27	2,389	2,365,883
4.25%, 05/15/29	2,265	2,248,611
5.25%, 05/15/49(b)	3,160	2,773,214
Magna International Inc.
2.45%, 06/15/30(b)	2,193	2,018,281
5.05%, 03/14/29	2,700	2,764,491
5.50%, 03/21/33	2,100	2,165,030
5.88%, 06/01/35(b)	585	608,029
		54,147,900
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks — 5.3%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.030%)(a)	$465	$483,136
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	3,835	3,830,694
4.42%, 12/16/26	3,600	3,619,228
4.62%, 12/16/29	3,620	3,699,837
4.75%, 01/18/27	5,935	5,995,495
4.90%, 07/16/27	3,655	3,718,919
Australia & New Zealand Banking Group Ltd/New York NY, Series A, 4.36%, 06/18/28	2,570	2,599,859
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	3,420	3,539,987
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)	4,040	4,238,659
6.14%, 09/14/28, (1-year CMT + 2.700%)(a)	3,590	3,714,372
7.88%, 11/15/34, (1-year CMT + 3.300%)(a)(b)	3,180	3,658,374
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)	5,603	5,449,013
2.75%, 12/03/30	5,670	5,111,630
2.96%, 03/25/31	4,390	4,055,432
3.23%, 11/22/32, (1-year CMT + 1.600%)(a)	4,860	4,407,960
3.31%, 06/27/29	4,882	4,715,376
3.49%, 05/28/30	4,773	4,589,522
3.80%, 02/23/28	4,464	4,417,279
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)	5,603	5,592,650
4.25%, 04/11/27	6,763	6,766,076
4.38%, 04/12/28	5,054	5,074,535
5.29%, 08/18/27	6,263	6,377,071
5.37%, 07/15/28, (1-year CMT + 0.950%)(a)	6,990	7,131,148
5.44%, 07/15/31	5,760	6,033,428
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)	3,450	3,578,815
5.55%, 03/14/28, (1-year CMT + 1.250%)(a)	2,200	2,239,208
5.57%, 01/17/30	2,610	2,724,480
5.59%, 08/08/28	7,210	7,498,319
6.03%, 01/17/35	3,590	3,811,435
6.35%, 03/14/34	5,460	5,787,906
6.53%, 11/07/27, (1-year CMT + 1.650%)(a)	4,630	4,743,302
6.61%, 11/07/28	3,630	3,885,032
6.92%, 08/08/33	8,805	9,690,544
6.94%, 11/07/33	6,730	7,636,872
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(a)	9,555	8,494,512
1.92%, 10/24/31, (1-day SOFR + 1.370%)(a)	13,456	11,880,862
2.09%, 06/14/29, (1-day SOFR + 1.060%)(a)	12,965	12,247,986
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)	16,895	14,905,842
2.48%, 09/21/36, (5-year CMT + 1.200%)(a)	10,565	9,132,766
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(a)	17,755	16,390,815
2.55%, 02/04/28, (1-day SOFR + 1.050%)(a)	10,830	10,574,443
2.57%, 10/20/32, (1-day SOFR + 1.210%)(a)	12,755	11,381,783
2.59%, 04/29/31, (1-day SOFR + 2.150%)(a)	15,934	14,736,275
Security	Par (000)	Value
Banks (continued)
2.68%, 06/19/41, (1-day SOFR + 1.930%)(a)	$22,767	$16,380,739
2.69%, 04/22/32, (1-day SOFR + 1.320%)(a)	17,694	16,049,034
2.83%, 10/24/51, (1-day SOFR + 1.880%)(a)	5,819	3,612,036
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(a)	6,348	6,002,613
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)	19,020	17,172,712
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(b)	9,865	6,329,327
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(a)	8,554	8,211,761
3.25%, 10/21/27	11,600	11,425,938
3.31%, 04/22/42, (1-day SOFR + 1.580%)(a)	16,010	12,310,183
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(a)	25,372	24,923,104
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(a)	10,016	9,906,006
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(a)	9,869	9,787,603
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(a)	12,223	12,150,136
3.85%, 03/08/37, (5-year CMT + 2.000%)(a)	6,945	6,411,387
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(a)	6,270	4,912,330
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(a)	11,475	11,404,647
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(a)	9,818	9,735,413
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(a)	6,669	5,834,343
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(a)	23,738	18,683,197
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(a)	9,603	8,783,303
4.25%, 10/22/26	10,583	10,582,226
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(a)	10,654	10,680,508
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(a)	12,271	10,078,053
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)	9,796	9,817,782
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(a)	9,396	8,004,380
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)	20,125	19,918,302
4.62%, 05/09/29, (1-day SOFR + 1.110%)(a)	13,225	13,373,733
4.88%, 04/01/44	2,873	2,659,836
4.95%, 07/22/28, (1-day SOFR + 2.040%)(a)	12,025	12,185,846
4.98%, 01/24/29, (1-day SOFR + 0.830%)(a)	12,465	12,683,031
5.00%, 01/21/44	10,085	9,546,009
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)	20,120	20,430,051
5.16%, 01/24/31, (1-day SOFR + 1.000%)(a)	15,470	15,967,898
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.20%, 04/25/29, (1-day SOFR + 1.630%)(a)	$8,760	$8,980,139
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	27,955	28,652,399
5.43%, 08/15/35, (1-day SOFR +1.913%)(a)	11,040	11,117,955
5.46%, 05/09/36, (1-day SOFR + 1.640%)(a)	12,875	13,226,227
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)	22,430	23,161,517
5.51%, 01/24/36, (1-day SOFR + 1.310%)(a)	13,450	13,856,465
5.52%, 10/25/35, (1-day SOFR + 1.738%)(a)	16,600	16,740,108
5.74%, 02/12/36, (1-day SOFR + 1.697%)(a)	13,270	13,597,789
5.82%, 09/15/29, (1-day SOFR + 1.570%)(a)	16,185	16,916,573
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)	15,610	16,555,248
5.88%, 02/07/42	7,477	7,808,710
5.93%, 09/15/27, (1-day SOFR + 1.340%)(a)	7,940	8,067,792
6.00%, 10/15/36	6,418	6,858,336
6.11%, 01/29/37	6,122	6,503,339
6.20%, 11/10/28, (1-day SOFR + 1.990%)(a)	8,939	9,312,605
6.22%, 09/15/26	3,879	3,951,870
7.75%, 05/14/38	7,924	9,526,095
Series L, 4.18%, 11/25/27	8,753	8,747,122
Series L, 4.75%, 04/21/45	3,397	2,997,181
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)	11,021	10,012,606
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)	5,555	3,935,433
Bank of Montreal
1.25%, 09/15/26(b)	7,406	7,190,894
2.65%, 03/08/27	6,230	6,108,116
3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	4,240	3,738,517
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	5,496	5,384,965
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)	2,890	2,928,127
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(a)(b)	3,360	3,426,860
5.20%, 02/01/28	5,700	5,847,292
5.27%, 12/11/26	5,755	5,833,494
5.37%, 06/04/27(b)	3,630	3,710,143
5.51%, 06/04/31	4,830	5,079,212
5.72%, 09/25/28	5,130	5,363,790
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(a)	3,660	3,670,361
Series H, 4.70%, 09/14/27	4,510	4,562,918
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	3,401	3,291,404
1.65%, 07/14/28	2,360	2,224,123
1.65%, 01/28/31(b)	2,767	2,433,620
1.80%, 07/28/31	2,555	2,244,949
2.05%, 01/26/27	4,500	4,385,866
2.50%, 01/26/32(b)	2,285	2,040,122
3.00%, 10/30/28	2,699	2,611,905
3.25%, 05/16/27	5,022	4,967,813
Security	Par (000)	Value
Banks (continued)
3.30%, 08/23/29	$4,234	$4,100,071
3.40%, 01/29/28	4,574	4,520,790
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(a)	4,811	4,770,367
3.85%, 04/28/28	5,200	5,208,089
3.85%, 04/26/29	2,375	2,367,944
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)	3,237	3,233,528
4.29%, 06/13/33, (1-day SOFR + 1.418%)(a)	3,592	3,509,058
4.44%, 06/09/28, (1-day SOFR + 0.680%)(a)	1,780	1,790,522
4.54%, 02/01/29, (1-day SOFR + 1.169%)(a)	4,145	4,195,028
4.60%, 07/26/30, (1-day SOFR + 1.755%)(a)	1,935	1,967,365
4.71%, 02/01/34, (1-day SOFR + 1.512%)(a)	4,145	4,130,156
4.73%, 04/20/29, (1-day SOFR + 1.135%)(a)	2,310	2,347,428
4.89%, 07/21/28, (1-day SOFR + 0.840%)(a)(b)	3,365	3,416,401
4.94%, 02/11/31, (1-day SOFR + 0.887%)(a)	3,395	3,487,163
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	4,845	4,895,190
4.98%, 03/14/30, (1-day SOFR + 1.085%)(a)	5,070	5,209,682
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	5,070	5,220,294
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	5,235	5,332,493
5.23%, 11/20/35, (1-day SOFR + 1.253%)(a)	4,105	4,188,731
5.32%, 06/06/36, (1-day SOFR + 1.350%)(a)	3,100	3,173,105
5.61%, 07/21/39, (1-day SOFR + 1.770%)(a)	2,480	2,563,632
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(a)	5,294	5,484,547
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(a)	7,470	7,984,422
6.32%, 10/25/29, (1-day SOFR + 1.598%)(a)	4,555	4,851,530
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	5,080	5,615,490
Series J, 1.90%, 01/25/29	2,728	2,549,201
Bank of Nova Scotia (The)
1.30%, 09/15/26	4,675	4,542,138
1.95%, 02/02/27	3,990	3,882,028
2.15%, 08/01/31	3,996	3,531,341
2.45%, 02/02/32	4,565	4,008,400
2.95%, 03/11/27	3,720	3,660,813
4.40%, 09/08/28, (1-day SOFR + 1.000%)(a)	2,890	2,903,294
4.59%, 05/04/37, (5-year CMT + 2.050%)(a)	5,697	5,464,962
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)	2,600	2,626,181
4.85%, 02/01/30	6,255	6,394,279
4.93%, 02/14/29, (1-day SOFR + 0.890%)(a)	4,420	4,494,746
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.13%, 02/14/31, (1-day SOFR + 1.070%)(a)	$3,750	$3,855,986
5.25%, 06/12/28	3,550	3,667,708
5.35%, 12/07/26	5,525	5,604,451
5.40%, 06/04/27	4,380	4,482,904
5.45%, 08/01/29	3,480	3,630,762
5.65%, 02/01/34	3,370	3,550,637
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)(b)	995	907,606
BankUnited Inc., 5.13%, 06/11/30	1,359	1,359,500
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)	8,611	8,397,316
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)	3,949	3,615,663
2.67%, 03/10/32, (1-year CMT + 1.200%)(a)	4,245	3,823,890
2.89%, 11/24/32, (1-year CMT + 1.300%)(a)	6,113	5,471,980
3.33%, 11/24/42, (1-year CMT + 1.300%)(a)	6,025	4,499,216
3.56%, 09/23/35, (5-year CMT + 2.900%)(a)	5,005	4,668,797
3.81%, 03/10/42, (1-year CMT + 1.700%)(a)	4,048	3,158,618
4.34%, 01/10/28	7,025	7,028,610
4.48%, 11/11/29, (1-day SOFR + 1.080%)(a)	4,760	4,768,829
4.84%, 05/09/28	9,648	9,689,938
4.84%, 09/10/28, (1-day SOFR + 1.340%)(a)	1,790	1,807,959
4.94%, 09/10/30, (1-day SOFR + 1.560%)(a)	5,840	5,928,717
4.95%, 01/10/47	7,735	6,929,711
4.97%, 05/16/29(a)	8,340	8,463,740
5.09%, 02/25/29, (1-day SOFR + 0.960%)(a)	7,320	7,445,956
5.09%, 06/20/30(a)	6,793	6,884,893
5.25%, 08/17/45	7,518	7,024,885
5.34%, 09/10/35, (1-day SOFR + 1.910%)(a)	9,160	9,169,987
5.37%, 02/25/31, (1-day SOFR + 1.230%)(a)	7,610	7,848,624
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)	8,960	9,148,924
5.67%, 03/12/28, (1-day SOFR +1.490%)(a)	4,720	4,809,829
5.69%, 03/12/30, (1-day SOFR + 1.740%)(a)	6,965	7,245,013
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)	4,395	4,589,371
5.79%, 02/25/36, (1-day SOFR + 1.590%)(a)	8,070	8,317,622
5.86%, 08/11/46, (1-day SOFR + 1.830%)(a)	4,570	4,535,974
6.04%, 03/12/55, (1-day SOFR + 2.420%)(a)	1,150	1,171,923
6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)	8,165	8,708,648
6.49%, 09/13/29, (1-day SOFR + 2.220%)(a)	3,335	3,533,540
6.50%, 09/13/27, (1-day SOFR + 1.880%)(a)	2,655	2,710,277
6.69%, 09/13/34, (1-day SOFR + 2.620%)(a)	6,260	6,862,509
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)(b)	6,885	7,609,275
7.39%, 11/02/28, (1-year CMT + 3.300%)(a)	5,646	5,992,976
7.44%, 11/02/33, (1-year CMT + 3.500%)(a)	8,305	9,474,721
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	2,035	2,032,717
Security	Par (000)	Value
Banks (continued)
BPCE SA, 3.38%, 12/02/26	$2,463	$2,440,603
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	4,585	4,545,096
3.60%, 04/07/32	4,125	3,878,664
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)	4,075	4,084,614
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)	3,315	3,349,548
4.86%, 01/13/28, (1-day SOFR + 0.720%)(a)	3,085	3,110,749
4.86%, 03/30/29, (1-day SOFR + 1.030%)(a)	4,245	4,307,365
5.00%, 04/28/28	5,575	5,701,363
5.24%, 06/28/27	3,685	3,756,474
5.25%, 01/13/31, (1-day SOFR + 1.105%)(a)	3,145	3,245,507
5.26%, 04/08/29	4,935	5,105,962
5.93%, 10/02/26	3,835	3,905,887
5.99%, 10/03/28	3,755	3,952,352
6.09%, 10/03/33	4,405	4,751,474
Capital One NA
2.70%, 02/06/30	2,468	2,311,749
4.65%, 09/13/28	4,422	4,472,926
Citibank NA
4.58%, 05/29/27	11,570	11,663,523
4.84%, 08/06/29	8,790	9,012,976
4.88%, 11/19/27, (1-day SOFR + 0.712%)(a)	6,770	6,820,519
4.91%, 05/29/30	8,325	8,546,345
5.49%, 12/04/26	9,080	9,223,675
5.57%, 04/30/34	6,330	6,623,046
5.80%, 09/29/28	7,080	7,421,053
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(a)	5,980	5,293,979
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)	12,810	11,503,477
2.57%, 06/03/31, (1-day SOFR + 2.107%)(a)	18,990	17,433,813
2.67%, 01/29/31, (1-day SOFR + 1.146%)(a)	11,532	10,695,279
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)	6,955	4,940,097
2.98%, 11/05/30, (1-day SOFR + 1.422%)(a)	9,577	9,051,840
3.06%, 01/25/33, (1-day SOFR + 1.351%)(a)	15,350	13,860,770
3.07%, 02/24/28, (1-day SOFR + 1.280%)(a)	11,170	10,971,004
3.20%, 10/21/26	13,238	13,089,445
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(a)	11,383	11,207,774
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(a)	9,760	9,649,632
3.79%, 03/17/33, (1-day SOFR + 1.939%)(a)	12,830	12,068,908
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(a)	5,906	5,111,259
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(a)	12,222	12,151,429
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(a)	$9,059	$8,945,702
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)	9,516	9,475,513
4.13%, 07/25/28	9,279	9,265,007
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(a)	6,399	5,268,402
4.30%, 11/20/26	5,528	5,531,651
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)	15,779	15,737,828
4.45%, 09/29/27	15,752	15,795,280
4.54%, 09/19/30, (1-day SOFR + 1.338%)(a)	15,970	16,041,814
4.64%, 05/07/28, (1-day SOFR + 1.143%)(a)	9,755	9,806,520
4.65%, 07/30/45	6,320	5,529,543
4.65%, 07/23/48	10,328	8,925,443
4.66%, 05/24/28, (1-day SOFR + 1.887%)(a)	5,180	5,210,581
4.75%, 05/18/46	9,728	8,439,274
4.79%, 03/04/29, (1-day SOFR + 0.870%)(a)	10,875	11,015,347
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)	5,560	5,579,320
4.95%, 05/07/31, (1-day SOFR + 1.463%)(a)	9,155	9,328,931
5.17%, 02/13/30, (1-day SOFR + 1.364%)(a)	8,705	8,933,253
5.30%, 05/06/44	5,295	5,024,206
5.32%, 03/26/41, (1-day SOFR + 4.548%)(a)	7,162	7,002,903
5.41%, 09/19/39, (5-year CMT + 1.730%)(a)	2,960	2,929,296
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)	11,750	12,058,757
5.59%, 11/19/34, (5-year CMT + 1.280%)(a)	1,720	1,756,742
5.61%, 03/04/56, (1-day SOFR + 1.746%)(a)	6,340	6,165,605
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)	9,245	9,482,928
5.88%, 02/22/33	2,912	3,064,627
5.88%, 01/30/42	6,019	6,233,967
6.00%, 10/31/33	8,080	8,607,616
6.02%, 01/24/36, (1-day SOFR + 1.830%)(a)	7,140	7,367,878
6.13%, 08/25/36	3,968	4,164,708
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	9,040	9,516,999
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)	12,890	13,971,504
6.63%, 01/15/28	5,167	5,478,319
6.63%, 06/15/32	6,105	6,728,391
6.68%, 09/13/43	5,644	6,241,056
8.13%, 07/15/39	9,748	12,281,994
Series ., 5.33%, 03/27/36, (1-day SOFR + 1.465%)(a)	13,620	13,762,850
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(a)	3,358	3,373,407
Citizens Financial Group Inc.
2.50%, 02/06/30	1,531	1,405,330
2.64%, 09/30/32	2,692	2,278,255
3.25%, 04/30/30(b)	4,143	3,917,135
Security	Par (000)	Value
Banks (continued)
5.25%, 03/05/31, (1-day SOFR + 1.259%)(a)	$3,000	$3,068,365
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)	1,760	1,768,709
5.72%, 07/23/32, (1-day SOFR + 1.910%)(a)	5,795	6,050,276
5.84%, 01/23/30, (1-day SOFR + 2.010%)(a)	810	842,608
6.65%, 04/25/35, (1-day SOFR + 2.325%)(a)	3,115	3,386,682
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(a)	1,895	1,868,253
Comerica Inc.
4.00%, 02/01/29	3,911	3,859,403
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)	3,350	3,474,069
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	3,610	3,653,186
4.58%, 11/27/26	4,760	4,793,819
Cooperatieve Rabobank UA
5.25%, 05/24/41	7,551	7,448,672
5.25%, 08/04/45	5,525	5,149,251
5.75%, 12/01/43	5,740	5,739,414
Cooperatieve Rabobank UA/NY
4.37%, 05/27/27	2,990	3,011,263
4.49%, 10/17/29	4,050	4,114,937
4.80%, 01/09/29	1,540	1,574,171
4.88%, 01/21/28	2,620	2,676,364
5.04%, 03/05/27	3,490	3,542,545
5.50%, 10/05/26	3,080	3,127,064
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.219%)(a)	7,523	7,337,897
2.55%, 01/07/28, (1-day SOFR + 1.318%)(a)	5,755	5,621,664
3.04%, 05/28/32, (1-day SOFR + 1.718%)(a)	3,124	2,848,522
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)	7,827	7,425,445
3.73%, 01/14/32, (1-day SOFR + 2.757%)(a)	6,225	5,826,431
3.74%, 01/07/33, (1-day SOFR + 2.257%)(a)	5,855	5,359,888
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(a)	4,025	4,008,279
4.95%, 08/04/31, (1-day SOFR + 1.300%)(a)	4,510	4,546,433
5.00%, 09/11/30, (1-day SOFR + 1.700%)(a)	4,900	4,982,217
5.30%, 05/09/31, (1-day SOFR + 1.720%)(a)	3,940	4,036,163
5.37%, 09/09/27	3,864	3,957,065
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)(b)	5,420	5,450,697
5.41%, 05/10/29	3,505	3,648,770
5.71%, 02/08/28, (1-day SOFR + 1.594%)(a)	2,635	2,683,573
5.88%, 07/08/31, (1-day SOFR + 5.438%)(a)	910	941,826
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)	5,105	5,369,139
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)	$6,640	$7,116,616
7.08%, 02/10/34, (1-day SOFR + 3.650%)(a)	6,350	6,897,151
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.210%)(a)	3,210	3,279,801
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)	2,989	2,898,948
2.55%, 05/05/27	3,934	3,835,235
3.95%, 03/14/28	3,995	3,972,709
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)	1,938	1,931,644
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)	2,481	2,399,244
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(a)	5,800	5,869,786
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)	3,710	3,773,998
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)	5,700	5,966,936
6.34%, 07/27/29, (1-day SOFR + 2.340%)(a)	2,600	2,744,106
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(a)	5,220	5,449,545
8.25%, 03/01/38	5,257	6,439,275
Fifth Third Bank NA
2.25%, 02/01/27	3,411	3,321,462
4.97%, 01/28/28, (1-day SOFR + 0.810%)(a)	2,675	2,701,935
First Citizens BancShares Inc./NC
5.23%, 03/12/31, (1-day SOFR + 1.410%)(a)	100	101,475
6.25%, 03/12/40, (5-year CMT + 1.970%)(a)	205	206,188
First Horizon Bank, 5.75%, 05/01/30	1,636	1,681,622
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	1,940	2,014,188
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.930%)(a)	625	636,177
Goldman Sachs Capital I, 6.35%, 02/15/34	6,353	6,744,711
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)	14,412	14,006,523
1.95%, 10/21/27, (1-day SOFR + 0.913%)(a)	19,470	18,952,859
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)	15,875	13,937,032
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)	13,237	11,721,962
2.60%, 02/07/30	11,791	11,023,211
2.62%, 04/22/32, (1-day SOFR + 1.281%)(a)	15,860	14,314,410
2.64%, 02/24/28, (1-day SOFR + 1.114%)(a)	14,100	13,761,026
2.65%, 10/21/32, (1-day SOFR + 1.264%)(a)	13,965	12,469,959
2.91%, 07/21/42, (1-day SOFR + 1.472%)(a)	6,895	4,949,784
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)	21,525	19,580,728
Security	Par (000)	Value
Banks (continued)
3.21%, 04/22/42, (1-day SOFR + 1.513%)(a)	$10,303	$7,741,473
3.44%, 02/24/43, (1-day SOFR + 1.632%)(a)	9,480	7,253,935
3.50%, 11/16/26	6,756	6,700,164
3.62%, 03/15/28, (1-day SOFR + 1.846%)(a)	15,918	15,749,466
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(a)	11,412	11,303,227
3.80%, 03/15/30	9,467	9,305,066
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(a)	11,329	11,211,842
3.85%, 01/26/27	10,484	10,436,907
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(a)	13,336	11,727,004
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(a)	15,056	15,058,232
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(a)	8,153	7,404,118
4.48%, 08/23/28, (1-day SOFR + 1.725%)(a)	11,485	11,534,900
4.69%, 10/23/30, (1-day SOFR + 1.135%)(a)	7,545	7,629,143
4.75%, 10/21/45	9,364	8,309,073
4.80%, 07/08/44	8,134	7,311,802
4.94%, 04/23/28, (1-day SOFR + 1.319%)(a)	3,555	3,591,259
5.02%, 10/23/35, (1-day SOFR + 1.420%)(a)	15,525	15,426,509
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)	19,370	19,827,011
5.15%, 05/22/45(b)	9,742	8,878,985
5.21%, 01/28/31, (1-day SOFR + 1.078%)(a)	7,365	7,586,032
5.22%, 04/23/31, (1-day SOFR + 1.580%)(a)	11,060	11,419,285
5.33%, 07/23/35, (1-day SOFR + 1.550%)(a)	13,410	13,644,801
5.54%, 01/28/36, (1-day SOFR + 1.380%)(a)	15,670	16,161,265
5.56%, 11/19/45, (1-day SOFR + 1.580%)(a)	3,710	3,658,642
5.73%, 04/25/30, (1-day SOFR +1.265%)(a)	14,116	14,767,043
5.73%, 01/28/56, (1-day SOFR + 1.696%)(a)	15,330	15,289,848
5.85%, 04/25/35, (1-day SOFR + 1.552%)(a)	13,530	14,281,864
5.95%, 01/15/27	4,563	4,673,487
6.13%, 02/15/33	8,543	9,360,608
6.25%, 02/01/41	11,891	12,764,508
6.45%, 05/01/36	4,389	4,776,713
6.48%, 10/24/29, (1-day SOFR + 1.770%)(a)	11,970	12,733,410
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)	3,635	4,034,722
6.75%, 10/01/37	23,651	26,250,651
HSBC Bank USA NA/New York
5.63%, 08/15/35	1,915	1,993,905
5.88%, 11/01/34	2,545	2,705,076
7.00%, 01/15/39	4,605	5,380,849
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.732%)(a)	$5,140	$4,905,124
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)	6,380	6,009,765
2.25%, 11/22/27, (1-day SOFR + 1.100%)(a)	1,310	1,277,701
2.36%, 08/18/31, (1-day SOFR + 1.947%)(a)	6,838	6,171,154
2.80%, 05/24/32, (1-day SOFR + 1.187%)(a)	13,615	12,289,936
2.85%, 06/04/31, (1-day SOFR + 2.387%)(a)	7,308	6,773,438
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)	8,120	7,301,622
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(a)	13,630	13,409,825
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(a)	12,841	12,791,940
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)	14,177	14,267,795
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)	11,735	11,821,266
4.76%, 03/29/33, (1-day SOFR + 2.530%)(a)	7,800	7,695,914
4.90%, 03/03/29, (1-day SOFR + 1.030%)(a)	7,680	7,782,612
4.95%, 03/31/30	11,540	11,816,000
5.13%, 11/19/28, (1-day SOFR + 1.040%)(a)	6,180	6,279,845
5.13%, 03/03/31, (1-day SOFR + 1.290%)(a)	6,475	6,629,917
5.21%, 08/11/28, (1-day SOFR + 2.610%)(a)	4,740	4,815,780
5.24%, 05/13/31, (1-day SOFR + 1.570%)(a)	9,805	10,076,905
5.25%, 03/14/44	7,009	6,603,386
5.29%, 11/19/30, (1-day SOFR + 1.290%)(a)	8,440	8,694,556
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)	10,935	11,276,016
5.45%, 03/03/36, (1-day SOFR + 1.560%)(a)	7,840	7,968,363
5.55%, 03/04/30, (1-day SOFR + 1.460%)(a)	6,900	7,154,316
5.60%, 05/17/28, (1-day SOFR + 1.060%)(a)	7,300	7,451,251
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)	6,640	6,949,500
5.73%, 05/17/32, (1-day SOFR + 1.520%)(a)	6,665	6,994,385
5.79%, 05/13/36, (1-day SOFR + 1.880%)(a)	9,040	9,402,048
5.87%, 11/18/35, (1-day SOFR + 1.900%)(a)	7,640	7,833,295
6.10%, 01/14/42	4,242	4,519,693
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)	9,240	9,637,252
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)	10,200	11,011,373
Security	Par (000)	Value
Banks (continued)
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)	$11,945	$12,823,575
6.50%, 05/02/36	8,957	9,634,270
6.50%, 09/15/37	11,402	12,144,784
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)	5,820	6,230,646
6.80%, 06/01/38	6,655	7,323,764
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)	9,700	10,308,186
7.40%, 11/13/34, (1-day SOFR + 3.020%)(a)	7,520	8,473,477
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)	9,480	11,028,599
HSBC USA Inc.
4.65%, 06/03/28	3,525	3,574,779
5.29%, 03/04/27	3,065	3,119,324
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	3,280	2,791,860
2.55%, 02/04/30	3,752	3,471,499
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)	3,450	3,460,106
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)	2,064	2,065,527
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)	2,610	2,690,565
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)	5,390	5,569,651
6.14%, 11/18/39, (5-year CMT + 1.700%)(a)	2,960	3,050,367
6.21%, 08/21/29, (1-day SOFR + 2.020%)(a)	4,390	4,626,185
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(a)	3,600	3,619,137
4.87%, 04/12/28, (1-day SOFR + 0.720%)(a)	3,290	3,319,941
5.65%, 01/10/30	4,830	5,052,881
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	2,475	2,448,295
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)	4,593	4,190,378
3.95%, 03/29/27	7,850	7,817,864
4.02%, 03/28/28, (1-day SOFR + 1.830%)(a)	5,998	5,974,621
4.05%, 04/09/29	6,445	6,400,176
4.25%, 03/28/33, (1-day SOFR + 2.070%)(a)	3,705	3,595,550
4.55%, 10/02/28	5,966	6,025,376
4.86%, 03/25/29, (1-day SOFR + 1.010%)(a)	3,320	3,364,697
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(a)	3,440	3,522,166
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)	5,725	5,906,332
5.53%, 03/25/36, (1-day SOFR + 1.610%)(a)	2,655	2,717,979
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)	6,665	6,857,272
6.08%, 09/11/27, (1-day SOFR + 1.560%)(a)	3,460	3,519,071
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)	$5,500	$5,879,587
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(a)	9,973	9,687,726
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(a)	6,995	6,142,300
1.95%, 02/04/32, (1-day SOFR + 1.065%)(a)	13,825	12,162,622
2.07%, 06/01/29, (1-day SOFR + 1.015%)(a)	10,246	9,689,794
2.18%, 06/01/28, (1-day SOFR + 1.890%)(a)	9,355	9,048,269
2.52%, 04/22/31, (1-day SOFR + 2.040%)(a)	13,916	12,856,917
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(a)	11,235	7,939,186
2.55%, 11/08/32, (1-day SOFR + 1.180%)(a)	15,280	13,622,695
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(a)	13,054	11,807,209
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(a)	20,501	19,316,001
2.95%, 10/01/26	14,266	14,106,480
2.95%, 02/24/28, (1-day SOFR + 1.170%)(a)	7,329	7,195,925
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(a)	9,811	9,149,546
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)	15,380	13,946,802
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(a)	8,823	6,794,353
3.11%, 04/22/51, (1-day SOFR + 2.440%)(a)	11,870	7,928,381
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.460%)(a)	9,039	6,841,069
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)	14,950	10,338,321
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(a)	8,303	8,178,265
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(a)	11,070	10,947,561
3.63%, 12/01/27	7,511	7,440,173
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)	16,051	15,740,255
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(a)	9,081	9,025,999
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(a)	12,391	10,950,114
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(a)	9,728	7,649,025
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(a)	18,975	15,092,195
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(a)	9,614	9,570,075
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(a)	8,361	6,712,779
4.13%, 12/15/26	7,071	7,073,117
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(a)	12,147	12,159,889
4.25%, 10/01/27	7,273	7,319,407
Security	Par (000)	Value
Banks (continued)
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(a)	$12,369	$10,342,469
4.32%, 04/26/28, (1-day SOFR + 1.560%)(a)	15,588	15,606,981
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)	11,016	11,098,571
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)	13,600	13,699,063
4.51%, 10/22/28, (1-day SOFR + 0.860%)(a)	6,545	6,587,708
4.57%, 06/14/30, (1-day SOFR + 1.750%)(a)	7,426	7,500,152
4.59%, 04/26/33, (1-day SOFR + 1.800%)(a)	5,840	5,809,447
4.60%, 10/22/30, (1-day SOFR + 1.040%)(a)	11,465	11,587,159
4.85%, 07/25/28, (1-day SOFR + 1.990%)(a)	12,020	12,165,994
4.85%, 02/01/44	6,601	6,103,469
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)	14,070	14,260,246
4.92%, 01/24/29, (1-day SOFR + 0.800%)(a)	10,475	10,658,151
4.95%, 10/22/35, (1-day SOFR + 1.340%)(a)	9,580	9,527,125
4.95%, 06/01/45	8,491	7,764,659
4.98%, 07/22/28, (1-day SOFR + 0.930%)(a)	9,115	9,246,805
5.00%, 07/22/30, (1-day SOFR +1.125%)(a)	10,165	10,423,782
5.01%, 01/23/30, (1-day SOFR + 1.310%)(a)	11,315	11,582,861
5.04%, 01/23/28, (1-day SOFR + 1.190%)(a)	9,695	9,797,498
5.10%, 04/22/31, (1-day SOFR + 1.435%)(a)	9,745	10,052,673
5.14%, 01/24/31, (1-day SOFR + 1.010%)(a)	15,200	15,672,634
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)	10,140	10,342,691
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)	15,040	15,490,859
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)	8,535	8,764,017
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	17,410	17,981,153
5.40%, 01/06/42	7,779	7,766,231
5.50%, 01/24/36, (1-day SOFR + 1.315%)(a)	8,680	8,964,901
5.50%, 10/15/40	7,319	7,458,987
5.53%, 11/29/45, (1-day SOFR + 1.550%)(a)	6,820	6,833,387
5.57%, 04/22/28, (1-day SOFR + 0.930%)(a)	10,940	11,173,397
5.57%, 04/22/36, (1-day SOFR + 1.680%)(a)	12,769	13,279,800
5.58%, 04/22/30, (1-day SOFR +1.160%)(a)	11,710	12,228,267
5.58%, 07/23/36	3,990	4,072,919
5.60%, 07/15/41	6,995	7,164,056
5.63%, 08/16/43	6,658	6,710,712
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)	16,755	17,543,634
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.77%, 04/22/35, (1-day SOFR + 1.490%)(a)	$15,305	$16,169,957
6.07%, 10/22/27, (1-day SOFR + 1.330%)(a)	10,270	10,471,699
6.09%, 10/23/29, (1-day SOFR + 1.570%)(a)	8,140	8,583,151
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)	13,395	14,628,824
6.40%, 05/15/38	12,661	14,138,195
7.63%, 10/15/26	6,751	7,014,053
8.00%, 04/29/27	10,881	11,560,310
8.75%, 09/01/30	4,004	4,774,756
JPMorgan Chase Bank NA, 5.11%, 12/08/26	10,195	10,325,933
KeyBank NA, 5.00%, 01/26/33	4,343	4,333,116
KeyBank NA/Cleveland OH
3.90%, 04/13/29	1,958	1,909,611
4.39%, 12/14/27	1,640	1,645,120
4.90%, 08/08/32	3,320	3,258,600
5.85%, 11/15/27(b)	4,418	4,556,215
6.95%, 02/01/28	810	855,140
KeyCorp
2.25%, 04/06/27	4,004	3,878,735
2.55%, 10/01/29	3,651	3,414,189
4.10%, 04/30/28	3,231	3,223,369
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)	3,048	3,014,728
5.12%, 04/04/31, (1-day SOFR Index + 1.227%)(a)(b)	370	378,406
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)	4,570	4,907,704
Korea Development Bank (The)
1.00%, 09/09/26	1,390	1,347,189
1.63%, 01/19/31	3,620	3,204,160
2.00%, 09/12/26	1,125	1,101,870
2.00%, 10/25/31	4,344	3,870,863
2.25%, 02/24/27	1,555	1,517,088
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(b)(d)	10,782	6,826,518
0.00%, 06/29/37(b)(d)	14,383	8,584,213
0.75%, 09/30/30	5,599	4,832,876
1.00%, 10/01/26	7,384	7,162,531
1.75%, 09/14/29	10,451	9,710,855
2.88%, 04/03/28	11,992	11,776,653
3.00%, 05/20/27	4,196	4,146,775
3.50%, 08/27/27	3,140	3,129,642
3.75%, 02/15/28(b)	6,320	6,340,649
3.75%, 07/15/30	24,610	24,641,784
3.88%, 06/15/28	8,788	8,849,100
4.00%, 06/28/27	289	290,630
4.00%, 03/15/29	8,816	8,920,577
4.13%, 07/15/33(b)	17,115	17,180,506
4.38%, 03/01/27	7,582	7,652,148
4.38%, 02/28/34	8,321	8,446,640
4.63%, 03/18/30	9,413	9,776,195
4.75%, 10/29/30	5,994	6,273,575
Series GLOB, 3.88%, 05/15/28	605	609,075
Landwirtschaftliche Rentenbank
0.88%, 09/03/30(b)	7,668	6,667,475
3.88%, 09/28/27(b)	2,890	2,900,680
3.88%, 06/14/28	1,203	1,210,462
4.13%, 05/28/30	3,295	3,353,883
Security	Par (000)	Value
Banks (continued)
4.63%, 04/17/29	$2,640	$2,724,150
5.00%, 10/24/33	1,980	2,101,064
Series 37, 2.50%, 11/15/27	1,097	1,069,626
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.500%)(a)	6,567	4,784,266
3.57%, 11/07/28(a)	7,467	7,350,392
3.75%, 01/11/27	6,089	6,055,426
3.75%, 03/18/28, (1-year CMT + 1.800%)(a)	4,965	4,922,877
4.34%, 01/09/48	7,159	5,753,901
4.38%, 03/22/28	4,973	4,992,514
4.55%, 08/16/28	7,403	7,480,195
4.82%, 06/13/29, (1-year CMT + 0.830%)(a)	4,000	4,055,786
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)	2,795	2,801,338
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)	5,450	5,542,053
5.30%, 12/01/45	4,039	3,781,021
5.46%, 01/05/28, (1-year CMT + 1.375%)(a)	7,200	7,303,900
5.59%, 11/26/35, (1-year CMT + 1.200%)(a)	4,980	5,109,662
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)	8,880	9,208,742
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)	4,700	4,916,474
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)	2,645	2,745,119
6.07%, 06/13/36, (1-year CMT + 1.600%)(a)	480	496,654
7.95%, 11/15/33, (1-year CMT + 3.750%)(a)	4,675	5,393,549
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(a)	2,885	2,895,965
4.83%, 01/16/29, (1-day SOFR + 0.930%)(a)	1,860	1,881,033
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)	4,225	4,190,195
5.18%, 07/08/31, (1-day SOFR + 1.400%)(a)	2,490	2,544,893
5.39%, 01/16/36, (1-day SOFR + 1.610%)(a)	2,655	2,660,091
5.40%, 07/30/35, (5-year CMT + 1.430%)(a)	1,075	1,082,077
6.08%, 03/13/32, (1-day SOFR + 2.260%)(a)	4,680	4,974,839
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)	3,595	3,911,229
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	3,305	3,246,569
4.70%, 01/27/28	5,955	6,025,681
4.76%, 07/06/28, (1-day SOFR + 0.950%)(a)	3,130	3,154,680
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27, (1-year CMT + 0.670%)(a)	6,360	6,176,213
2.05%, 07/17/30	5,685	5,113,584
2.31%, 07/20/32, (1-year CMT + 0.950%)(a)	8,404	7,429,503
2.34%, 01/19/28, (1-year CMT + 0.830%)(a)	6,395	6,227,760
2.49%, 10/13/32, (1-year CMT + 0.970%)(a)	3,834	3,408,922
2.56%, 02/25/30	5,260	4,886,754
2.76%, 09/13/26	4,015	3,957,502
2.85%, 01/19/33, (1-year CMT + 1.100%)(a)	4,660	4,176,760
3.20%, 07/18/29	7,659	7,366,232
3.29%, 07/25/27	3,867	3,814,798
3.68%, 02/22/27	4,359	4,335,310
3.74%, 03/07/29	6,309	6,236,777
3.75%, 07/18/39	7,465	6,472,702
3.96%, 03/02/28	5,568	5,556,376
4.05%, 09/11/28	4,486	4,491,494
4.08%, 04/19/28, (1-year CMT + 1.300%)(a)	4,215	4,205,717
4.15%, 03/07/39(b)	2,731	2,538,876
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.29%, 07/26/38(b)	$2,897	$2,729,695
4.32%, 04/19/33, (1-year CMT + 1.550%)(a)	3,335	3,248,832
5.02%, 07/20/28, (1-year CMT + 1.950%)(a)	5,840	5,927,718
5.13%, 07/20/33, (1-year CMT + 2.125%)(a)	6,535	6,664,585
5.16%, 04/24/31, (1-year CMT + 1.170%)(a)	2,280	2,353,122
5.20%, 01/16/31, (1-year CMT + 0.780%)(a)	4,560	4,704,884
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	2,985	3,060,719
5.26%, 04/17/30, (1-year CMT + 0.820%)(a)	4,240	4,375,543
5.35%, 09/13/28, (1-year CMT + 1.900%)(a)	5,050	5,162,179
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(b)	3,245	3,375,922
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)	4,625	4,755,682
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)	7,300	7,528,851
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)	3,920	4,084,751
5.47%, 09/13/33, (1-year CMT + 2.125%)(a)	3,270	3,404,518
5.48%, 02/22/31, (1-year CMT + 1.530%)(a)	2,635	2,749,989
5.57%, 01/16/36, (1-year CMT + 0.950%)(a)	4,970	5,163,949
5.62%, 04/24/36, (1-year CMT + 1.270%)(a)	5,040	5,255,121
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(a)	4,590	4,071,284
2.17%, 05/22/32, (1-year CMT + 0.870%)(a)	2,408	2,114,907
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(a)	4,705	4,235,993
2.26%, 07/09/32, (1-year CMT + 0.900%)(a)	3,030	2,663,889
2.56%, 09/13/31	4,275	3,781,939
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(a)(b)	2,468	2,271,434
2.84%, 09/13/26	3,607	3,557,653
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(a)	2,470	2,331,560
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(a)	3,642	3,483,592
3.17%, 09/11/27	4,893	4,804,778
3.26%, 05/22/30, (1-year CMT + 1.250%)(a)	2,550	2,455,415
3.66%, 02/28/27	2,882	2,862,239
4.02%, 03/05/28	6,155	6,150,017
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)	4,720	4,721,589
4.71%, 07/08/31, (1-year CMT + 0.920%)(a)	5,095	5,147,842
5.10%, 05/13/31, (1-year CMT + 0.820%)(a)	1,960	2,013,013
5.32%, 07/08/36, (1-year CMT + 1.070%)(a)	6,730	6,845,963
5.38%, 05/26/30, (1-year CMT + 1.120%)(a)	3,630	3,753,999
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)	2,610	2,701,796
5.41%, 09/13/28, (1-year CMT + 2.050%)(a)	4,610	4,717,075
5.42%, 05/13/36, (1-year CMT + 0.980%)(a)	2,610	2,678,045
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)	3,255	3,384,735
5.59%, 07/10/35, (1-year CMT + 1.300%)(a)	3,130	3,253,090
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)	3,200	3,318,724
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)	3,115	3,268,677
5.74%, 05/27/31, (1-year CMT + 1.650%)(a)	3,520	3,706,759
5.75%, 05/27/34, (1-year CMT + 1.800%)(a)	3,785	3,983,681
5.75%, 07/06/34, (1-year CMT + 1.900%)(a)	4,630	4,874,189
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	7,060	7,350,823
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)	9,800	8,500,124
1.93%, 04/28/32, (1-day SOFR + 1.020%)(a)	14,030	12,174,548
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)	25,772	22,635,743
Security	Par (000)	Value
Banks (continued)
2.48%, 01/21/28, (1-day SOFR + 1.000%)(a)	$10,645	$10,389,180
2.48%, 09/16/36, (1-day SOFR + 1.360%)(a)	14,993	12,987,357
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)	12,108	10,740,628
2.70%, 01/22/31, (1-day SOFR + 1.143%)(a)	20,252	18,865,981
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)	9,999	6,153,753
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)	14,123	12,727,581
3.22%, 04/22/42, (1-day SOFR + 1.485%)(a)	8,591	6,532,991
3.59%, 07/22/28(a)	17,622	17,406,710
3.62%, 04/01/31, (1-day SOFR + 3.120%)(a)	8,454	8,176,312
3.63%, 01/20/27	14,065	13,991,397
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(a)	10,564	10,455,588
3.95%, 04/23/27	10,360	10,323,129
3.97%, 07/22/38(a)	11,305	9,985,650
4.21%, 04/20/28, (1-day SOFR + 1.610%)(a)	10,125	10,121,895
4.30%, 01/27/45	11,474	9,789,567
4.35%, 09/08/26	11,054	11,067,073
4.38%, 01/22/47	11,345	9,653,716
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)	9,363	9,404,011
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(a)	5,657	5,269,568
4.65%, 10/18/30, (1-day SOFR + 1.100%)(a)	16,145	16,300,323
4.89%, 07/20/33, (1-day SOFR + 2.076%)(a)	7,595	7,664,324
5.04%, 07/19/30, (1-day SOFR + 1.215%)(a)	7,415	7,596,993
5.12%, 02/01/29, (1-day SOFR + 1.730%)(a)	13,045	13,320,133
5.16%, 04/20/29, (1-day SOFR + 1.590%)(a)	8,840	9,039,010
5.17%, 01/16/30, (1-day SOFR + 1.450%)(a)	7,985	8,204,920
5.19%, 04/17/31, (1-day SOFR + 1.510%)(a)	9,855	10,161,173
5.23%, 01/15/31, (1-day SOFR + 1.108%)(a)	12,595	12,995,541
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	16,935	17,296,060
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)	8,710	8,762,274
5.32%, 07/19/35, (1-day SOFR + 1.555%)(a)	15,495	15,786,754
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)	9,765	10,079,212
5.45%, 07/20/29, (1-day SOFR + 1.630%)(a)	9,080	9,372,415
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)	15,055	15,529,228
5.52%, 11/19/55, (1-day SOFR + 1.710%)(a)	10,560	10,278,986
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.59%, 01/18/36, (1-day SOFR + 1.418%)(a)	$9,225	$9,537,000
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)	10,140	9,989,562
5.65%, 04/13/28, (1-day SOFR +1.010%)(a)	9,170	9,367,131
5.66%, 04/18/30, (1-day SOFR + 1.260%)(a)	13,480	14,066,468
5.66%, 04/17/36, (1-day SOFR + 1.757%)(a)	10,555	10,985,099
5.83%, 04/19/35, (1-day SOFR + 1.580%)(a)	14,865	15,671,130
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)	6,810	7,074,538
5.95%, 01/19/38, (5-year CMT + 2.430%)(a)	9,140	9,496,320
6.30%, 10/18/28, (1-day SOFR + 2.240%)(a)	6,883	7,174,316
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)	10,450	11,418,009
6.38%, 07/24/42	9,503	10,440,007
6.41%, 11/01/29, (1-day SOFR + 1.830%)(a)	4,885	5,190,245
6.63%, 11/01/34, (1-day SOFR + 2.050%)(a)	8,500	9,428,127
7.25%, 04/01/32	6,524	7,517,478
Series ., 4.99%, 04/12/29, (1-day SOFR + 1.380%)(a)	4,085	4,160,770
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(a)	13,025	13,038,368
4.95%, 01/14/28, (1-day SOFR + 1.080%)(a)	7,220	7,285,118
4.97%, 07/14/28, (1-day SOFR + 0.930%)(a)	4,115	4,171,085
5.02%, 01/12/29, (1-day SOFR + 0.906%)(a)	11,960	12,172,307
5.50%, 05/26/28, (1-day SOFR + 0.865%)(a)	9,680	9,893,752
5.88%, 10/30/26	8,625	8,794,621
Morgan Stanley Private Bank N.A.
4.47%, 07/06/28, (1-day SOFR + 0.770%)(a)	9,265	9,304,092
4.73%, 07/18/31, (1-day SOFR + 1.080%)(a)	11,985	12,155,165
National Australia Bank Ltd./New York
3.91%, 06/09/27	1,395	1,393,804
4.31%, 06/13/28	3,875	3,912,350
4.50%, 10/26/27	3,715	3,753,257
4.53%, 06/13/30	4,050	4,122,166
4.79%, 01/10/29	4,490	4,601,189
4.90%, 06/13/28	3,620	3,711,298
4.90%, 01/14/30	3,020	3,116,542
4.94%, 01/12/28	5,605	5,730,456
5.09%, 06/11/27	4,050	4,128,500
National Bank of Canada
4.50%, 10/10/29	4,100	4,125,114
4.95%, 02/01/28, (1-day SOFR + 0.795%)(a)	3,715	3,750,661
5.60%, 12/18/28	4,290	4,470,612
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.350%)(a)	4,523	4,114,365
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)	5,517	5,411,853
4.45%, 05/08/30(a)	4,694	4,705,108
Security	Par (000)	Value
Banks (continued)
4.89%, 05/18/29(a)	$7,790	$7,912,224
4.96%, 08/15/30, (1-year CMT + 1.220%)(a)	6,380	6,514,108
5.08%, 01/27/30(a)	5,210	5,323,950
5.12%, 05/23/31, (1-year CMT + 1.050%)(a)	9,125	9,350,081
5.52%, 09/30/28, (1-year CMT + 2.270%)(a)	4,350	4,457,280
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)	3,140	3,198,345
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)	6,400	6,686,951
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)	3,270	3,415,522
6.02%, 03/02/34, (1-year CMT + 2.100%)(a)	4,415	4,699,968
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)	3,740	3,926,605
Northern Trust Corp.
1.95%, 05/01/30	5,591	5,082,554
3.15%, 05/03/29	3,567	3,461,410
3.38%, 05/08/32(a)	3,756	3,671,470
3.65%, 08/03/28(b)	2,240	2,223,922
4.00%, 05/10/27	12,350	12,354,705
6.13%, 11/02/32	3,801	4,137,850
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	1,830	1,826,895
3.75%, 09/05/29	2,980	2,982,638
4.00%, 05/28/28	1,306	1,317,803
4.13%, 01/18/29	4,725	4,788,350
4.25%, 03/01/28	3,001	3,042,052
4.50%, 01/24/30	5,255	5,411,892
4.75%, 05/21/27	4,285	4,354,008
5.00%, 10/23/26(b)	2,990	3,026,677
PNC Bank N.A., 4.43%, 07/21/28, (1-day SOFR + 0.727%)(a)	4,750	4,767,005
PNC Bank NA
2.70%, 10/22/29	4,567	4,295,742
3.10%, 10/25/27	5,658	5,553,049
3.25%, 01/22/28	4,269	4,202,652
4.05%, 07/26/28	7,073	7,049,290
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	5,328	4,738,498
2.55%, 01/22/30	10,955	10,232,380
3.15%, 05/19/27	4,357	4,290,478
3.45%, 04/23/29	8,710	8,524,680
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(a)	4,982	4,902,633
4.81%, 10/21/32, (1-day SOFR + 1.259%)(a)	6,140	6,206,385
4.90%, 05/13/31, (1-day SOFR + 1.333%)(a)	5,830	5,945,829
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	7,370	7,448,990
5.22%, 01/29/31, (1-day SOFR + 1.072%)(a)	4,535	4,685,767
5.30%, 01/21/28, (1-day SOFR + 1.342%)(a)	4,580	4,648,668
5.35%, 12/02/28, (1-day SOFR + 1.620%)(a)	5,030	5,155,756
5.37%, 07/21/36, (1-day SOFR + 1.417%)(a)	3,315	3,367,238
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)	4,000	4,089,108
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	7,925	8,247,964
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	6,150	6,378,357
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.58%, 01/29/36, (1-day SOFR + 1.394%)(a)	$4,405	$4,542,453
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	4,170	4,347,869
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	4,355	4,629,537
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)	6,200	6,644,212
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)	6,200	6,356,235
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	10,045	11,276,106
Regions Bank/Birmingham AL, 6.45%, 06/26/37	2,865	3,095,551
Regions Financial Corp.
1.80%, 08/12/28(b)	2,440	2,282,276
5.50%, 09/06/35, (1-day SOFR +2.060%)(a)	1,450	1,471,115
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)	3,355	3,491,674
7.38%, 12/10/37	2,623	2,983,669
Royal Bank of Canada
1.40%, 11/02/26	4,913	4,766,813
2.05%, 01/21/27	3,515	3,420,459
2.30%, 11/03/31	8,655	7,696,057
3.63%, 05/04/27	5,644	5,609,970
3.88%, 05/04/32	4,390	4,223,290
4.24%, 08/03/27	6,264	6,292,638
4.50%, 08/06/29, (1-day SOFR + 0.890%)(a)(b)	5,925	5,978,899
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(a)	4,960	4,974,318
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(a)	3,050	3,070,514
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(a)	9,320	9,405,563
4.70%, 08/06/31, (1-day SOFR + 1.060%)(a)	4,620	4,665,588
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(a)	5,025	5,067,240
4.88%, 01/19/27	6,890	6,967,710
4.90%, 01/12/28	4,130	4,213,946
4.95%, 02/01/29	4,590	4,723,413
4.97%, 01/24/29, (1-day SOFR + 0.830%)(a)	6,670	6,789,532
4.97%, 08/02/30, (1-day SOFR + 1.000%)(a)	6,515	6,655,410
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(a)	5,015	5,133,900
5.00%, 02/01/33	7,695	7,882,453
5.00%, 05/02/33	4,350	4,448,263
5.15%, 02/04/31, (1-day SOFR + 1.030%)(a)	8,055	8,294,332
5.15%, 02/01/34	5,830	6,022,508
5.20%, 08/01/28	4,760	4,915,440
6.00%, 11/01/27	6,705	6,971,361
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)	4,545	4,428,730
3.24%, 10/05/26	4,164	4,114,708
4.40%, 07/13/27	5,013	5,021,683
5.35%, 09/06/30, (1-day SOFR + 1.940%)(a)	1,290	1,325,322
Security	Par (000)	Value
Banks (continued)
5.47%, 03/20/29, (1-day SOFR + 1.610%)(a)	$2,785	$2,850,114
5.74%, 03/20/31, (1-day SOFR + 1.878%)(a)	3,615	3,757,089
6.17%, 01/09/30, (1-day SOFR + 2.500%)(a)	2,995	3,141,098
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)	2,925	3,109,663
6.50%, 03/09/29, (1-day SOFR + 2.356%)(a)	4,625	4,842,679
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)	2,655	2,791,451
7.66%, 11/09/31, (1-day SOFR + 3.280%)(a)	3,485	3,927,009
Santander U.K. Group Holdings PLC
2.47%, 01/11/28, (1-day SOFR + 1.220%)(a)	4,808	4,685,152
2.90%, 03/15/32, (1-day SOFR + 1.475%)(a)	2,725	2,482,132
3.82%, 11/03/28(a)	5,266	5,202,214
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(a)	4,180	4,230,812
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(a)	3,300	3,445,602
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)	3,465	3,629,421
Standard Chartered Bank/New York, 4.85%, 12/03/27	345	351,257
State Street Bank & Trust Co.
4.59%, 11/25/26	2,570	2,589,731
4.78%, 11/23/29	3,905	4,010,102
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(a)	2,045	1,983,186
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	3,685	3,584,895
2.20%, 03/03/31(b)	4,550	4,056,054
2.40%, 01/24/30(b)	5,008	4,696,799
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	3,175	2,831,918
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	2,555	2,396,132
3.15%, 03/30/31, (1-day SOFR + 2.650%)(a)	2,881	2,761,877
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)	3,258	3,267,705
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	3,490	3,382,912
4.33%, 10/22/27	6,315	6,367,307
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)	2,745	2,716,881
4.53%, 02/20/29, (1-day SOFR + 1.018%)(a)	4,650	4,698,744
4.54%, 02/28/28	3,270	3,315,125
4.54%, 04/24/28, (1-day SOFR + 0.950%)(a)	2,870	2,890,220
4.68%, 10/22/32, (1-day SOFR + 1.050%)(a)	3,880	3,925,207
4.73%, 02/28/30	2,790	2,852,331
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	3,175	3,183,158
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.83%, 04/24/30	$4,170	$4,279,119
4.99%, 03/18/27	5,940	6,032,424
5.15%, 02/28/36, (1-day SOFR + 1.217%)(a)	3,410	3,451,128
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	4,335	4,450,025
5.68%, 11/21/29, (1-day SOFR + 1.484%)(a)	4,415	4,631,819
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)	2,175	2,253,233
6.12%, 11/21/34, (1-day SOFR + 1.958%)(a)	2,300	2,470,169
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	9,110	8,853,651
1.71%, 01/12/31	2,635	2,294,285
1.90%, 09/17/28	9,280	8,687,799
2.13%, 07/08/30	6,435	5,808,814
2.14%, 09/23/30	4,166	3,733,676
2.17%, 01/14/27	2,559	2,493,348
2.22%, 09/17/31	3,495	3,080,252
2.30%, 01/12/41	2,620	1,789,071
2.47%, 01/14/29	2,225	2,106,496
2.72%, 09/27/29	2,491	2,350,575
2.75%, 01/15/30	5,800	5,436,007
2.93%, 09/17/41	4,120	2,981,273
3.01%, 10/19/26	6,818	6,730,614
3.04%, 07/16/29	11,245	10,741,822
3.05%, 01/14/42	2,415	1,813,818
3.35%, 10/18/27	3,769	3,716,931
3.36%, 07/12/27	3,566	3,523,836
3.45%, 01/11/27	4,502	4,461,975
3.54%, 01/17/28	3,966	3,918,169
3.94%, 07/19/28	3,814	3,804,029
4.31%, 10/16/28	3,232	3,250,791
4.66%, 07/08/31, (1-day SOFR + 1.190%)(a)	1,890	1,912,292
4.95%, 07/08/33, (1-day SOFR + 1.380%)(a)	1,610	1,631,384
5.24%, 04/15/30	2,510	2,602,738
5.25%, 07/08/36, (1-day SOFR + 1.500%)(a)	2,550	2,587,922
5.32%, 07/09/29	3,575	3,705,340
5.42%, 07/09/31	4,990	5,224,577
5.45%, 01/15/32	2,430	2,543,050
5.52%, 01/13/28	8,570	8,847,694
5.56%, 07/09/34	5,230	5,458,010
5.63%, 01/15/35	3,780	3,966,218
5.71%, 01/13/30	6,190	6,527,706
5.72%, 09/14/28	5,165	5,391,898
5.77%, 01/13/33	8,160	8,657,765
5.78%, 07/13/33	3,345	3,560,970
5.80%, 07/13/28	3,140	3,284,091
5.81%, 09/14/33(b)	4,120	4,397,403
5.84%, 07/09/44	3,035	3,087,618
5.85%, 07/13/30	3,010	3,201,707
6.18%, 07/13/43	2,180	2,335,447
Synchrony Bank, 5.63%, 08/23/27	3,357	3,431,426
Synovus Bank, 5.63%, 02/15/28	1,545	1,576,112
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(a)	435	452,043
Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank (The)
1.25%, 09/10/26	$7,258	$7,050,757
1.95%, 01/12/27	4,680	4,550,776
2.00%, 09/10/31	5,173	4,564,610
2.45%, 01/12/32	3,270	2,894,304
2.80%, 03/10/27	5,775	5,667,240
3.20%, 03/10/32	7,200	6,619,695
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(a)	6,986	6,915,755
4.11%, 06/08/27	7,475	7,479,905
4.46%, 06/08/32	7,870	7,794,414
4.57%, 12/17/26	5,430	5,457,072
4.57%, 06/02/28	4,720	4,775,795
4.69%, 09/15/27	7,955	8,047,088
4.78%, 12/17/29	4,050	4,134,590
4.81%, 06/03/30	4,500	4,591,651
4.86%, 01/31/28	3,925	3,991,602
4.98%, 04/05/27	4,540	4,599,462
4.99%, 04/05/29	5,545	5,686,784
5.15%, 09/10/34, (5-year CMT + 1.500%)(a)	2,990	3,031,682
5.16%, 01/10/28	6,525	6,676,009
5.26%, 12/11/26	2,930	2,970,591
5.30%, 01/30/32	3,890	4,041,456
5.52%, 07/17/28	6,270	6,505,966
Truist Bank
2.25%, 03/11/30	7,160	6,521,366
3.80%, 10/30/26	6,516	6,475,660
4.42%, 07/24/28, (1-day SOFR + 0.770%)(a)	4,470	4,483,100
Truist Financial Corp.
1.13%, 08/03/27	3,972	3,759,228
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	5,710	5,367,347
1.95%, 06/05/30	4,410	3,964,256
3.88%, 03/19/29	4,416	4,346,248
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	2,495	2,494,907
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)	4,940	5,013,809
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	4,560	4,496,599
5.07%, 05/20/31, (1-day SOFR + 1.309%)(a)(b)	6,420	6,571,588
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	8,350	8,409,746
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)	3,215	3,307,536
5.44%, 01/24/30, (1-day SOFR + 1.620%)(a)	6,355	6,582,146
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	9,295	9,679,906
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	7,885	8,284,214
6.12%, 10/28/33, (1-day SOFR + 2.300%)(a)	3,908	4,172,957
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)	5,545	6,018,645
U.S. Bancorp
1.38%, 07/22/30	7,468	6,526,778
2.22%, 01/27/28, (1-day SOFR + 0.730%)(a)	5,670	5,513,254
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	$6,905	$5,938,834
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	5,183	4,583,921
3.00%, 07/30/29	6,029	5,759,387
3.90%, 04/26/28	6,564	6,553,492
4.55%, 07/22/28, (1-day SOFR + 1.660%)(a)	7,650	7,702,162
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)	6,135	6,205,163
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	6,795	6,755,774
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	7,265	7,217,246
5.05%, 02/12/31, (1-day SOFR + 1.061%)(a)	3,990	4,090,476
5.08%, 05/15/31, (1-day SOFR + 1.296%)(a)	1,305	1,341,357
5.10%, 07/23/30, (1-day SOFR + 1.250%)(a)	7,165	7,367,362
5.38%, 01/23/30, (1-day SOFR + 1.560%)(a)	4,110	4,252,458
5.42%, 02/12/36, (1-day SOFR + 1.411%)(a)	3,280	3,356,964
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	10,070	10,497,655
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	5,855	6,098,913
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	5,450	5,753,269
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	8,305	8,781,635
6.79%, 10/26/27, (1-day SOFR + 1.880%)(a)	4,705	4,836,233
Series X, 3.15%, 04/27/27	3,437	3,390,616
U.S. Bank NA/Cincinnati OH
4.51%, 10/22/27, (1-day SOFR + 0.690%)(a)	2,540	2,546,748
4.73%, 05/15/28, (1-day SOFR + 0.910%)(a)	1,880	1,896,561
UBS AG/London
4.50%, 06/26/48	4,685	4,054,411
5.65%, 09/11/28	5,860	6,123,455
UBS AG/Stamford CT
4.86%, 01/10/28, (1-day SOFR + 0.720%)(a)	2,140	2,159,067
5.00%, 07/09/27	6,310	6,413,558
7.50%, 02/15/28	11,610	12,526,388
UBS Group AG, 4.88%, 05/15/45	9,992	9,103,362
Wachovia Corp., 5.50%, 08/01/35	5,675	5,789,169
Webster Financial Corp., 4.10%, 03/25/29	1,435	1,410,542
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(a)	14,521	14,078,153
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(a)	15,033	13,918,392
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(a)	16,022	15,131,272
3.00%, 10/23/26	15,483	15,277,224
3.07%, 04/30/41, (1-day SOFR + 2.530%)(a)	17,660	13,442,116
Security	Par (000)	Value
Banks (continued)
3.35%, 03/02/33, (1-day SOFR + 1.500%)(a)	$16,290	$15,022,045
3.53%, 03/24/28, (1-day SOFR + 1.510%)(a)	14,855	14,698,213
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(a)	14,579	14,420,426
3.90%, 05/01/45	10,141	8,073,325
4.15%, 01/24/29	14,207	14,199,907
4.30%, 07/22/27	12,701	12,737,410
4.40%, 06/14/46	9,532	7,831,549
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(a)	9,682	9,715,613
4.61%, 04/25/53, (1-day SOFR + 2.130%)(a)	14,965	12,696,411
4.65%, 11/04/44	9,453	8,189,613
4.75%, 12/07/46	9,190	7,935,651
4.81%, 07/25/28, (1-day SOFR + 1.980%)(a)	8,805	8,900,177
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)	13,635	13,713,434
4.90%, 11/17/45	9,363	8,291,435
4.97%, 04/23/29, (1-day SOFR + 1.370%)(a)	13,415	13,667,949
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(a)	24,811	22,432,704
5.15%, 04/23/31, (1-day SOFR + 1.500%)(a)	19,130	19,706,059
5.20%, 01/23/30, (1-day SOFR + 1.500%)(a)	11,835	12,175,285
5.21%, 12/03/35, (1-day SOFR + 1.380%)(a)	14,690	14,818,954
5.24%, 01/24/31, (1-day SOFR + 1.110%)(a)	7,780	8,033,793
5.38%, 02/07/35	4,110	4,329,271
5.38%, 11/02/43	9,088	8,662,877
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)	14,380	14,795,371
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)	15,485	15,969,083
5.56%, 07/25/34, (1-day SOFR + 1.990%)(a)	22,089	22,935,283
5.57%, 07/25/29, (1-day SOFR + 1.740%)(a)	13,890	14,397,416
5.61%, 04/23/36, (1-day SOFR + 1.740%)(a)	9,865	10,235,795
5.61%, 01/15/44	11,050	10,780,444
5.71%, 04/22/28, (1-day SOFR +1.070%)(a)	15,335	15,681,913
5.95%, 12/01/86	2,721	2,803,783
6.30%, 10/23/29, (1-day SOFR + 1.790%)(a)	8,650	9,168,740
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)	14,670	16,122,271
Series B, 7.95%, 11/15/29	2,589	2,901,092
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(a)	10,530	10,620,407
Wells Fargo Bank NA
5.25%, 12/11/26	9,985	10,125,120
5.45%, 08/07/26	—	—
5.85%, 02/01/37	5,369	5,626,217
5.95%, 08/26/36	2,872	3,038,774
6.60%, 01/15/38	6,461	7,233,495
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Westpac Banking Corp.
1.95%, 11/20/28	$5,660	$5,323,764
2.15%, 06/03/31	5,440	4,889,932
2.65%, 01/16/30	3,364	3,176,020
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)	7,309	6,549,907
2.96%, 11/16/40	4,413	3,321,356
3.02%, 11/18/36, (5-year CMT + 1.530%)(a)	6,120	5,452,697
3.13%, 11/18/41	5,354	3,953,245
3.35%, 03/08/27	5,145	5,102,342
3.40%, 01/25/28	4,655	4,602,879
4.04%, 08/26/27	2,196	2,201,035
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)	5,418	5,299,131
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)	7,898	7,867,208
4.35%, 07/01/30	4,650	4,700,388
4.42%, 07/24/39	4,431	4,038,289
4.60%, 10/20/26	2,135	2,149,315
5.05%, 04/16/29	3,440	3,560,725
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)(b)	3,150	3,218,449
5.46%, 11/18/27	6,492	6,698,927
5.54%, 11/17/28	4,905	5,139,834
5.62%, 11/20/35, (1-year CMT + 1.200%)(a)	6,545	6,668,750
6.82%, 11/17/33	3,555	3,945,524
Wintrust Financial Corp., 4.85%, 06/06/29	1,032	1,021,350
Zions Bancorp N.A., 4.70%, 08/18/28, (1-day SOFR + 1.155%)(a)	1,250	1,254,720
Zions Bancorp NA
3.25%, 10/29/29	2,181	2,027,258
6.82%, 11/19/35, (1-day SOFR + 2.830%)(a)	1,240	1,298,559
		6,969,528,528
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	23,558	22,991,523
4.90%, 02/01/46	38,531	35,172,055
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	160	131,773
4.63%, 02/01/44	2,963	2,633,944
4.70%, 02/01/36	3,336	3,261,540
4.90%, 02/01/46	6,104	5,562,692
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	8,641	8,408,749
4.38%, 04/15/38	3,798	3,571,170
4.44%, 10/06/48	8,010	6,757,796
4.50%, 06/01/50	990	867,346
4.60%, 04/15/48	860	758,308
4.75%, 01/23/29	9,384	9,590,771
4.75%, 04/15/58	2,385	2,052,816
4.90%, 01/23/31	4,494	4,650,521
4.95%, 01/15/42	6,765	6,358,972
5.00%, 06/15/34	4,518	4,619,001
5.45%, 01/23/39	9,315	9,516,057
5.55%, 01/23/49	16,970	16,675,457
5.80%, 01/23/59	8,736	8,793,740
5.88%, 06/15/35	2,045	2,210,242
8.00%, 11/15/39	2,805	3,559,180
8.20%, 01/15/39	6,171	7,872,859
Security	Par (000)	Value
Beverages (continued)
Brown-Forman Corp.
4.00%, 04/15/38	$1,674	$1,479,237
4.50%, 07/15/45	3,070	2,646,334
4.75%, 04/15/33	3,010	3,027,396
Coca-Cola Co. (The)
1.00%, 03/15/28	6,834	6,385,972
1.38%, 03/15/31	5,020	4,353,367
1.45%, 06/01/27	5,102	4,902,478
1.50%, 03/05/28	4,542	4,299,643
1.65%, 06/01/30	6,679	5,993,236
2.00%, 03/05/31	4,496	4,033,405
2.13%, 09/06/29	6,343	5,925,666
2.25%, 01/05/32	9,475	8,438,301
2.50%, 06/01/40	5,348	3,917,359
2.50%, 03/15/51	6,995	4,139,659
2.60%, 06/01/50	7,294	4,461,168
2.75%, 06/01/60	5,501	3,225,088
2.88%, 05/05/41	3,800	2,862,506
2.90%, 05/25/27	4,452	4,382,975
3.00%, 03/05/51	6,345	4,198,556
3.38%, 03/25/27	6,627	6,580,883
3.45%, 03/25/30	6,563	6,397,869
4.20%, 03/25/50	3,556	2,938,919
4.65%, 08/14/34(b)	3,105	3,138,064
5.00%, 05/13/34	4,265	4,406,520
5.20%, 01/14/55	4,535	4,289,138
5.30%, 05/13/54	4,405	4,245,680
5.40%, 05/13/64	6,715	6,475,886
Coca-Cola Consolidated Inc.
5.25%, 06/01/29	3,940	4,067,297
5.45%, 06/01/34	2,375	2,460,722
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	3,898	3,225,492
2.75%, 01/22/30	5,948	5,594,609
5.10%, 05/06/35	1,160	1,163,458
5.25%, 11/26/43	2,252	2,155,236
Constellation Brands Inc.
2.25%, 08/01/31	1,560	1,369,787
2.88%, 05/01/30	3,475	3,250,789
3.15%, 08/01/29	4,522	4,334,735
3.50%, 05/09/27	2,970	2,934,911
3.60%, 02/15/28	3,005	2,965,292
3.70%, 12/06/26	3,625	3,599,764
3.75%, 05/01/50	2,895	2,070,344
4.10%, 02/15/48	3,031	2,334,680
4.35%, 05/09/27	3,285	3,292,650
4.50%, 05/09/47	2,355	1,945,388
4.65%, 11/15/28	2,917	2,950,609
4.75%, 05/09/32(b)	1,105	1,103,591
4.80%, 01/15/29	1,995	2,024,401
4.80%, 05/01/30(b)	1,535	1,556,692
4.90%, 05/01/33(b)	3,915	3,909,536
5.25%, 11/15/48(b)	2,480	2,250,736
Diageo Capital PLC
2.00%, 04/29/30	6,106	5,548,516
2.13%, 04/29/32	4,128	3,549,581
2.38%, 10/24/29	3,865	3,617,044
3.88%, 05/18/28	3,429	3,423,268
3.88%, 04/29/43	2,532	2,054,262
5.30%, 10/24/27	5,085	5,215,315
5.38%, 10/05/26	4,060	4,109,666
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
5.50%, 01/24/33	$3,797	$3,980,663
5.63%, 10/05/33	3,710	3,924,904
5.88%, 09/30/36	3,090	3,327,597
Diageo Investment Corp.
4.25%, 05/11/42	1,222	1,052,325
5.13%, 08/15/30	1,000	1,036,092
5.63%, 04/15/35	600	631,796
7.45%, 04/15/35	3,390	4,043,537
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	675	480,981
4.38%, 05/10/43	700	602,831
Keurig Dr Pepper Inc.
2.25%, 03/15/31	2,783	2,452,071
2.55%, 09/15/26	2,678	2,633,091
3.20%, 05/01/30	3,114	2,933,579
3.35%, 03/15/51	2,805	1,806,171
3.43%, 06/15/27	3,668	3,608,904
3.80%, 05/01/50	3,250	2,297,353
3.95%, 04/15/29	5,745	5,651,780
4.05%, 04/15/32	3,865	3,686,411
4.35%, 05/15/28	3,655	3,650,027
4.42%, 12/15/46	2,007	1,609,439
4.50%, 11/15/45	2,810	2,292,538
4.50%, 04/15/52	4,630	3,638,465
4.60%, 05/25/28	3,400	3,415,207
4.60%, 05/15/30	1,705	1,705,726
5.05%, 03/15/29	2,455	2,500,852
5.09%, 05/25/48	1,870	1,630,940
5.10%, 03/15/27	2,185	2,205,806
5.15%, 05/15/35	2,445	2,413,169
5.30%, 03/15/34	1,880	1,896,709
Series 10, 5.20%, 03/15/31	2,885	2,952,188
Molson Coors Beverage Co.
4.20%, 07/15/46	8,582	6,776,866
5.00%, 05/01/42	5,102	4,641,693
PepsiCo Inc.
1.40%, 02/25/31(b)	4,220	3,655,228
1.63%, 05/01/30	5,028	4,505,702
1.95%, 10/21/31	5,685	4,992,774
2.38%, 10/06/26	4,847	4,765,091
2.63%, 03/19/27	3,498	3,430,204
2.63%, 07/29/29(b)	5,398	5,131,671
2.63%, 10/21/41	3,450	2,438,476
2.75%, 03/19/30	7,228	6,822,156
2.75%, 10/21/51	4,440	2,737,954
2.88%, 10/15/49	4,277	2,763,852
3.00%, 10/15/27	6,956	6,839,115
3.38%, 07/29/49	2,250	1,600,282
3.45%, 10/06/46	3,949	2,939,097
3.50%, 03/19/40	1,965	1,643,875
3.60%, 02/18/28	4,925	4,898,333
3.60%, 08/13/42	1,960	1,565,455
3.63%, 03/19/50	4,144	3,077,463
3.88%, 03/19/60	1,095	814,727
3.90%, 07/18/32	6,120	5,941,842
4.00%, 03/05/42	2,330	1,983,839
4.00%, 05/02/47	2,535	2,049,526
4.10%, 01/15/29	3,320	3,328,020
4.20%, 07/18/52	2,355	1,917,217
4.25%, 10/22/44	1,480	1,268,827
4.30%, 07/23/30	2,020	2,031,686
Security	Par (000)	Value
Beverages (continued)
4.40%, 02/07/27	$1,740	$1,752,500
4.45%, 02/07/28	1,940	1,966,049
4.45%, 05/15/28	3,620	3,675,529
4.45%, 02/15/33(b)	4,020	4,027,356
4.45%, 04/14/46	4,275	3,745,926
4.50%, 07/17/29	4,255	4,334,956
4.60%, 02/07/30	2,030	2,075,283
4.65%, 07/23/32	2,700	2,732,248
4.65%, 02/15/53	2,095	1,822,907
4.80%, 07/17/34	3,690	3,720,760
4.88%, 11/01/40	1,605	1,547,083
5.00%, 02/07/35	1,850	1,878,465
5.00%, 07/23/35	3,290	3,318,634
5.13%, 11/10/26	3,735	3,781,658
5.25%, 07/17/54	3,405	3,250,837
5.50%, 01/15/40	1,850	1,927,802
7.00%, 03/01/29	3,645	4,001,221
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	2,010	2,042,370
4.65%, 02/16/27	2,310	2,332,219
4.70%, 02/16/34	2,530	2,518,661
		596,314,775
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28	6,238	5,823,461
2.00%, 01/15/32	5,520	4,740,036
2.20%, 02/21/27	5,067	4,931,597
2.30%, 02/25/31(b)	6,006	5,390,360
2.45%, 02/21/30	5,092	4,712,162
2.77%, 09/01/53	4,045	2,365,168
2.80%, 08/15/41(b)	3,325	2,397,991
3.00%, 02/22/29	2,985	2,871,836
3.00%, 01/15/52	4,317	2,764,547
3.15%, 02/21/40	4,942	3,825,140
3.20%, 11/02/27(b)	5,777	5,668,980
3.35%, 02/22/32	3,691	3,439,176
3.38%, 02/21/50	7,445	5,194,690
4.05%, 08/18/29	5,980	5,951,788
4.20%, 03/01/33	4,080	3,940,802
4.20%, 02/22/52	3,559	2,767,567
4.40%, 05/01/45	10,209	8,633,494
4.40%, 02/22/62	4,421	3,410,142
4.56%, 06/15/48	6,429	5,415,357
4.66%, 06/15/51	13,750	11,634,654
4.88%, 03/01/53	4,965	4,288,689
4.95%, 10/01/41	3,607	3,338,604
5.15%, 03/02/28	17,205	17,600,930
5.15%, 11/15/41	3,765	3,560,531
5.25%, 03/02/30	12,745	13,198,487
5.25%, 03/02/33	16,860	17,299,296
5.60%, 03/02/43	12,460	12,302,080
5.65%, 06/15/42	2,270	2,267,908
5.65%, 03/02/53	16,595	16,026,092
5.75%, 03/15/40	1,250	1,284,745
5.75%, 03/02/63	11,080	10,616,714
6.38%, 06/01/37	2,365	2,598,812
6.40%, 02/01/39	3,065	3,320,477
Baxalta Inc., 5.25%, 06/23/45	2,328	2,179,058
Biogen Inc.
2.25%, 05/01/30	8,040	7,314,516
3.15%, 05/01/50	6,956	4,330,076
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
3.25%, 02/15/51	$3,686	$2,321,322
5.05%, 01/15/31	1,175	1,206,672
5.20%, 09/15/45	4,902	4,394,190
5.75%, 05/15/35	1,265	1,305,538
6.45%, 05/15/55	2,715	2,768,864
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	2,931	2,887,789
3.70%, 03/15/32	4,200	3,911,656
Gilead Sciences Inc.
1.20%, 10/01/27	4,717	4,459,117
1.65%, 10/01/30	5,248	4,636,288
2.60%, 10/01/40	4,396	3,163,216
2.80%, 10/01/50	7,425	4,617,090
2.95%, 03/01/27	7,829	7,709,948
4.00%, 09/01/36	4,383	4,018,750
4.15%, 03/01/47	8,290	6,771,906
4.50%, 02/01/45	6,800	5,926,010
4.60%, 09/01/35	5,293	5,166,813
4.75%, 03/01/46	10,583	9,458,631
4.80%, 11/15/29	3,160	3,241,243
4.80%, 04/01/44	5,931	5,403,632
5.10%, 06/15/35	4,230	4,287,380
5.25%, 10/15/33(b)	2,965	3,078,744
5.50%, 11/15/54	4,110	3,989,438
5.55%, 10/15/53	4,830	4,722,738
5.60%, 11/15/64	3,255	3,170,384
5.65%, 12/01/41	4,447	4,539,673
Illumina Inc.
2.55%, 03/23/31	1,015	904,111
4.65%, 09/09/26	2,180	2,184,860
5.75%, 12/13/27	3,730	3,836,031
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	7,002	6,158,130
2.80%, 09/15/50	4,363	2,589,751
Royalty Pharma PLC
1.75%, 09/02/27	4,776	4,544,533
2.15%, 09/02/31	2,989	2,598,068
2.20%, 09/02/30	4,349	3,891,611
3.30%, 09/02/40	4,552	3,440,955
3.35%, 09/02/51	3,250	2,086,799
3.55%, 09/02/50	4,697	3,167,804
5.15%, 09/02/29	3,210	3,294,219
5.40%, 09/02/34	2,535	2,568,846
5.90%, 09/02/54	2,610	2,503,826
		368,332,539
Building Materials — 0.1%
Amrize Finance U.S. LLC, 7.13%, 07/15/36(c)	1,070	1,219,486
Amrize Finance US LLC
4.60%, 04/07/27(c)	930	934,880
4.70%, 04/07/28(c)	1,370	1,386,586
4.95%, 04/07/30(c)	1,140	1,163,344
5.40%, 04/07/35(c)	1,250	1,268,229
Carrier Global Corp.
2.49%, 02/15/27	3,528	3,451,253
2.70%, 02/15/31	3,770	3,466,716
2.72%, 02/15/30	9,238	8,674,506
3.38%, 04/05/40	7,465	5,962,030
3.58%, 04/05/50	6,378	4,661,272
5.90%, 03/15/34	2,902	3,095,695
6.20%, 03/15/54	2,079	2,213,200
Security	Par (000)	Value
Building Materials (continued)
CRH America Finance Inc.
5.40%, 05/21/34	$1,650	$1,694,430
5.50%, 01/09/35	3,060	3,157,672
5.88%, 01/09/55	940	951,371
CRH SMW Finance DAC
5.13%, 01/09/30	2,740	2,818,241
5.20%, 05/21/29	2,300	2,373,253
Eagle Materials Inc., 2.50%, 07/01/31	2,700	2,412,441
Fortune Brands Innovations Inc.
3.25%, 09/15/29	3,977	3,803,957
4.00%, 03/25/32	2,255	2,141,941
4.50%, 03/25/52	2,942	2,338,836
5.88%, 06/01/33	2,584	2,728,061
Johnson Controls International PLC
4.50%, 02/15/47	2,962	2,507,175
4.63%, 07/02/44	2,515	2,187,162
4.95%, 07/02/64(e)	2,167	1,844,668
6.00%, 01/15/36	1,249	1,352,074
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	3,115	2,759,977
2.00%, 09/16/31	2,655	2,297,888
4.90%, 12/01/32	2,990	3,019,221
5.50%, 04/19/29	3,235	3,371,839
Lennox International Inc.
1.70%, 08/01/27	1,923	1,833,925
5.50%, 09/15/28	2,460	2,547,143
Martin Marietta Materials Inc.
2.40%, 07/15/31	2,280	2,033,086
3.20%, 07/15/51	4,900	3,249,879
3.45%, 06/01/27	2,343	2,314,061
3.50%, 12/15/27	3,614	3,565,497
4.25%, 12/15/47	3,735	3,038,479
5.15%, 12/01/34	1,880	1,891,353
5.50%, 12/01/54	2,240	2,156,121
Series CB, 2.50%, 03/15/30	3,516	3,260,003
Masco Corp.
1.50%, 02/15/28	3,477	3,254,851
2.00%, 10/01/30	2,094	1,867,158
2.00%, 02/15/31	2,610	2,280,582
3.13%, 02/15/51	2,021	1,249,528
3.50%, 11/15/27	2,338	2,302,990
4.50%, 05/15/47	2,265	1,832,628
Mohawk Industries Inc.
3.63%, 05/15/30	1,700	1,636,484
5.85%, 09/18/28	1,825	1,906,170
Owens Corning
3.50%, 02/15/30	1,040	1,004,822
3.88%, 06/01/30	2,115	2,063,906
3.95%, 08/15/29	3,413	3,370,839
4.30%, 07/15/47	3,886	3,150,318
4.40%, 01/30/48	2,884	2,355,792
5.50%, 06/15/27	1,920	1,962,104
5.70%, 06/15/34	3,580	3,745,203
5.95%, 06/15/54(b)	1,095	1,096,520
7.00%, 12/01/36	1,605	1,827,095
Trane Technologies Financing Ltd.
3.80%, 03/21/29	4,590	4,543,984
4.50%, 03/21/49	1,925	1,622,452
4.65%, 11/01/44	1,493	1,327,007
5.10%, 06/13/34	2,735	2,791,864
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
5.25%, 03/03/33	$1,665	$1,719,978
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	3,983	3,968,259
4.30%, 02/21/48	1,838	1,526,345
5.75%, 06/15/43	2,697	2,774,226
Vulcan Materials Co.
3.50%, 06/01/30(b)	4,265	4,116,605
3.90%, 04/01/27	2,660	2,650,531
4.50%, 06/15/47	3,634	3,072,161
4.70%, 03/01/48	2,538	2,197,722
4.95%, 12/01/29	2,175	2,228,655
5.35%, 12/01/34	3,490	3,568,261
5.70%, 12/01/54	3,535	3,496,895
		185,658,886
Chemicals — 0.3%
Air Products and Chemicals Inc.
1.85%, 05/15/27	6,907	6,672,013
2.05%, 05/15/30	4,397	4,010,192
2.70%, 05/15/40	4,161	3,043,638
2.80%, 05/15/50	5,432	3,386,825
4.30%, 06/11/28	1,690	1,703,722
4.60%, 02/08/29	5,555	5,650,872
4.75%, 02/08/31	3,525	3,606,079
4.80%, 03/03/33	3,625	3,660,540
4.85%, 02/08/34(b)	4,640	4,667,638
4.90%, 10/11/32	1,600	1,632,128
Albemarle Corp.
4.65%, 06/01/27	3,525	3,527,326
5.05%, 06/01/32(b)	2,720	2,660,939
5.45%, 12/01/44	1,900	1,635,021
5.65%, 06/01/52(b)	2,230	1,906,424
Cabot Corp.
4.00%, 07/01/29	1,870	1,849,291
5.00%, 06/30/32	2,390	2,409,644
CF Industries Inc.
4.95%, 06/01/43	4,120	3,684,157
5.15%, 03/15/34	3,956	3,942,174
5.38%, 03/15/44	3,162	2,959,773
Dow Chemical Co. (The)
2.10%, 11/15/30	2,331	2,059,815
3.60%, 11/15/50	3,521	2,321,827
4.25%, 10/01/34	2,374	2,163,582
4.38%, 11/15/42	6,366	5,106,353
4.63%, 10/01/44	3,635	2,952,504
4.80%, 11/30/28	4,317	4,373,023
4.80%, 05/15/49	3,565	2,844,706
5.15%, 02/15/34(b)	1,785	1,773,970
5.25%, 11/15/41(b)	4,041	3,650,471
5.35%, 03/15/35(b)	2,125	2,105,522
5.55%, 11/30/48	4,238	3,794,514
5.60%, 02/15/54	2,045	1,817,459
5.95%, 03/15/55	2,135	1,987,346
6.30%, 03/15/33	1,255	1,343,936
6.90%, 05/15/53(b)	2,650	2,780,921
7.38%, 11/01/29	3,891	4,312,464
9.40%, 05/15/39	2,577	3,327,293
DuPont de Nemours Inc.
4.73%, 11/15/28	10,857	11,062,411
5.32%, 11/15/38	4,789	4,991,896
5.42%, 11/15/48	8,874	8,929,472
Security	Par (000)	Value
Chemicals (continued)
Eastman Chemical Co.
4.50%, 12/01/28	$2,056	$2,065,620
4.65%, 10/15/44	4,503	3,756,491
4.80%, 09/01/42	2,747	2,374,780
5.00%, 08/01/29	3,005	3,060,182
5.63%, 02/20/34(b)	2,580	2,623,563
5.75%, 03/08/33	2,225	2,315,401
Ecolab Inc.
1.30%, 01/30/31	3,320	2,849,018
1.65%, 02/01/27	3,607	3,492,518
2.13%, 02/01/32	3,390	2,951,087
2.13%, 08/15/50	2,708	1,456,707
2.70%, 11/01/26	6,112	6,017,704
2.70%, 12/15/51	5,125	3,117,774
2.75%, 08/18/55	5,679	3,374,497
3.25%, 12/01/27	2,975	2,931,901
3.95%, 12/01/47	1,000	799,217
4.30%, 06/15/28	1,975	1,992,629
4.80%, 03/24/30	3,438	3,536,335
5.00%, 09/01/35	2,235	2,252,960
5.25%, 01/15/28	3,540	3,645,587
5.50%, 12/08/41	805	815,646
EIDP Inc.
2.30%, 07/15/30	3,992	3,665,647
4.80%, 05/15/33	1,370	1,372,254
5.13%, 05/15/32	2,160	2,218,942
FMC Corp.
3.20%, 10/01/26	3,188	3,145,249
3.45%, 10/01/29	3,196	3,022,898
4.50%, 10/01/49	2,525	1,880,211
5.65%, 05/18/33	2,745	2,731,820
6.38%, 05/18/53(b)	2,480	2,382,647
International Flavors & Fragrances Inc.
4.38%, 06/01/47	2,719	2,108,327
4.45%, 09/26/28	1,725	1,732,883
5.00%, 09/26/48	3,027	2,607,877
Linde Inc./CT
1.10%, 08/10/30	5,792	5,025,671
2.00%, 08/10/50(b)	3,075	1,598,759
3.55%, 11/07/42	2,642	2,095,699
Lubrizol Corp. (The), 6.50%, 10/01/34	2,097	2,357,665
LYB International Finance BV
4.88%, 03/15/44	4,420	3,725,465
5.25%, 07/15/43	2,934	2,587,634
LYB International Finance II BV, 3.50%, 03/02/27	2,460	2,429,285
LYB International Finance III LLC
2.25%, 10/01/30(b)	3,092	2,760,417
3.38%, 10/01/40	4,458	3,276,053
3.63%, 04/01/51	4,826	3,132,192
3.80%, 10/01/60	3,331	2,092,374
4.20%, 10/15/49	4,298	3,100,959
4.20%, 05/01/50	4,742	3,424,084
5.50%, 03/01/34(b)	3,185	3,167,924
5.63%, 05/15/33	3,110	3,182,555
6.15%, 05/15/35	955	986,005
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	3,827	2,937,336
Mosaic Co. (The)
4.05%, 11/15/27	1,300	1,293,463
4.88%, 11/15/41	1,090	968,108
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
5.38%, 11/15/28	$1,500	$1,545,832
5.45%, 11/15/33	1,817	1,863,317
5.63%, 11/15/43	1,173	1,126,297
NewMarket Corp., 2.70%, 03/18/31	2,181	1,972,966
Nutrien Ltd.
2.95%, 05/13/30	2,439	2,294,629
3.95%, 05/13/50	2,525	1,882,894
4.00%, 12/15/26	3,114	3,105,143
4.13%, 03/15/35	2,280	2,086,621
4.20%, 04/01/29	4,685	4,671,439
4.50%, 03/12/27	1,725	1,733,271
4.90%, 03/27/28	3,347	3,404,135
4.90%, 06/01/43	2,989	2,673,825
5.00%, 04/01/49	3,044	2,695,694
5.20%, 06/21/27	2,440	2,478,302
5.25%, 03/12/32	2,575	2,645,577
5.25%, 01/15/45	2,647	2,454,575
5.40%, 06/21/34	2,150	2,189,492
5.63%, 12/01/40	1,921	1,906,867
5.80%, 03/27/53	2,380	2,343,469
5.88%, 12/01/36	2,859	2,979,275
6.13%, 01/15/41	655	674,684
PPG Industries Inc.
2.55%, 06/15/30	2,277	2,101,154
2.80%, 08/15/29	2,075	1,969,402
3.75%, 03/15/28	4,811	4,767,483
Rohm & Haas Co., 7.85%, 07/15/29	170	189,585
RPM International Inc.
2.95%, 01/15/32	2,000	1,790,302
3.75%, 03/15/27	3,260	3,233,599
4.25%, 01/15/48	1,426	1,172,360
4.55%, 03/01/29	2,599	2,614,561
5.25%, 06/01/45	2,320	2,153,508
Sherwin-Williams Co. (The)
2.20%, 03/15/32	2,947	2,551,132
2.30%, 05/15/30	2,703	2,476,896
2.90%, 03/15/52	2,730	1,654,374
2.95%, 08/15/29	4,677	4,451,794
3.30%, 05/15/50	2,275	1,531,788
3.45%, 06/01/27	8,565	8,466,185
3.80%, 08/15/49	2,725	2,013,332
4.00%, 12/15/42	1,420	1,155,149
4.30%, 08/15/28	2,330	2,339,265
4.50%, 08/15/30	2,150	2,161,751
4.50%, 06/01/47	5,878	4,943,118
4.55%, 03/01/28	500	504,825
4.55%, 08/01/45	1,892	1,614,508
4.80%, 09/01/31	1,630	1,663,703
5.15%, 08/15/35	2,150	2,165,304
Westlake Corp.
2.88%, 08/15/41	2,103	1,430,408
3.13%, 08/15/51	2,800	1,709,395
3.38%, 06/15/30	2,245	2,143,473
3.38%, 08/15/61	2,504	1,482,181
4.38%, 11/15/47(b)	2,705	2,114,667
5.00%, 08/15/46	3,190	2,783,745
		388,825,152
Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	2,830	2,112,346
Security	Par (000)	Value
Commercial Services (continued)
Automatic Data Processing Inc.
1.25%, 09/01/30	$7,202	$6,291,615
1.70%, 05/15/28	5,680	5,373,771
4.45%, 09/09/34	3,445	3,386,677
4.75%, 05/08/32	4,025	4,112,598
Block Financial LLC
2.50%, 07/15/28	2,778	2,632,281
3.88%, 08/15/30	3,213	3,085,540
5.38%, 09/15/32	750	754,535
Brown University, Series A, 2.92%, 09/01/50	2,835	1,845,028
California Endowment (The), Series 2021, 2.50%, 04/01/51(b)	3,488	2,002,570
California Institute of Technology
3.65%, 09/01/2119	1,094	688,463
4.32%, 08/01/45	1,602	1,360,791
4.70%, 11/01/2111	1,769	1,419,521
Case Western Reserve University, 5.41%, 06/01/2122	1,453	1,345,177
Cintas Corp. No. 2
3.70%, 04/01/27	6,097	6,066,865
4.00%, 05/01/32	2,515	2,444,732
4.20%, 05/01/28	1,675	1,683,089
Claremont Mckenna College, 3.78%, 01/01/2122	830	525,992
Cornell University, 4.84%, 06/15/34(b)	2,070	2,084,844
Duke University
Series 2020, 2.68%, 10/01/44	2,001	1,432,008
Series 2020, 2.76%, 10/01/50	1,628	1,030,242
Series 2020, 2.83%, 10/01/55	2,710	1,667,365
Emory University
Series 2020, 2.14%, 09/01/30	358	326,300
Series 2020, 2.97%, 09/01/50	2,073	1,347,865
Equifax Inc.
2.35%, 09/15/31	5,415	4,774,646
3.10%, 05/15/30	3,296	3,110,458
4.80%, 09/15/29	3,550	3,606,412
5.10%, 12/15/27	4,310	4,390,994
5.10%, 06/01/28	3,540	3,618,521
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50(b)	2,760	1,615,155
Series 2020, 2.82%, 06/01/70	3,167	1,765,209
George Washington University (The)
4.87%, 09/15/45	1,735	1,571,024
Series 2014, 4.30%, 09/15/44	1,595	1,343,978
Series 2018, 4.13%, 09/15/48	3,791	3,030,379
Georgetown University (The)
5.12%, 04/01/53(b)	280	261,321
Series 20A, 2.94%, 04/01/50	1,744	1,107,440
Series A, 5.22%, 10/01/2118	1,286	1,105,080
Series B, 4.32%, 04/01/49	1,993	1,623,902
Global Payments Inc.
2.15%, 01/15/27	4,647	4,516,744
2.90%, 05/15/30	3,909	3,613,135
2.90%, 11/15/31	3,609	3,228,669
3.20%, 08/15/29	6,032	5,724,625
4.15%, 08/15/49	3,839	2,830,195
4.45%, 06/01/28	2,810	2,817,137
4.95%, 08/15/27	2,669	2,699,546
5.30%, 08/15/29	2,620	2,682,260
5.40%, 08/15/32	3,420	3,480,573
5.95%, 08/15/52(b)	3,665	3,487,284
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
GXO Logistics Inc.
2.65%, 07/15/31	$2,852	$2,527,883
6.25%, 05/06/29	2,920	3,061,866
6.50%, 05/06/34	2,670	2,825,086
Howard University, 5.21%, 10/01/52	978	849,013
J Paul Getty Trust (The), 4.91%, 04/01/35	2,100	2,136,788
Johns Hopkins University
4.71%, 07/01/32(b)	1,450	1,464,825
Series 2013, 4.08%, 07/01/53	2,283	1,809,621
Series A, 2.81%, 01/01/60	1,785	1,049,490
Leland Stanford Junior University (The)
1.29%, 06/01/27	1,380	1,319,974
2.41%, 06/01/50	2,355	1,385,786
3.65%, 05/01/48	3,541	2,748,608
4.68%, 03/01/35	2,100	2,104,042
Series 2025, 4.15%, 08/01/30	2,100	2,108,911
Massachusetts Institute of Technology
3.07%, 04/01/52	2,428	1,614,719
3.89%, 07/01/2116	708	484,219
3.96%, 07/01/38	819	747,347
4.68%, 07/01/2114	2,478	2,047,222
5.60%, 07/01/2111	3,070	2,998,470
5.62%, 06/01/55	2,410	2,462,454
Series F, 2.99%, 07/01/50	2,636	1,755,762
Series G, 2.29%, 07/01/51(b)	1,844	1,038,874
Moody's Corp.
2.00%, 08/19/31	3,652	3,208,635
2.75%, 08/19/41	3,095	2,183,770
3.10%, 11/29/61	2,345	1,443,269
3.25%, 01/15/28	3,634	3,575,134
3.25%, 05/20/50	1,593	1,059,442
3.75%, 02/25/52	2,100	1,540,936
4.25%, 02/01/29	3,246	3,260,527
4.25%, 08/08/32	3,110	3,060,402
4.88%, 12/17/48	2,055	1,828,299
5.00%, 08/05/34	2,555	2,589,460
5.25%, 07/15/44	2,981	2,855,155
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	1,541	1,018,612
Northwestern University
4.64%, 12/01/44	2,040	1,930,308
4.94%, 12/01/35	2,175	2,214,447
Series 2017, 3.66%, 12/01/57(b)	1,729	1,240,005
Series 2020, 2.64%, 12/01/50	2,694	1,662,624
PayPal Holdings Inc.
2.30%, 06/01/30	5,804	5,328,021
2.65%, 10/01/26	4,726	4,652,341
2.85%, 10/01/29	6,319	6,024,117
3.25%, 06/01/50	5,257	3,575,127
3.90%, 06/01/27	2,040	2,037,845
4.40%, 06/01/32	4,985	4,949,089
4.45%, 03/06/28	910	920,364
5.05%, 06/01/52	4,810	4,394,933
5.10%, 04/01/35	1,775	1,796,390
5.15%, 06/01/34	4,410	4,504,836
5.25%, 06/01/62	3,150	2,895,097
5.50%, 06/01/54	1,330	1,291,950
President and Fellows of Harvard College
2.52%, 10/15/50(b)	3,184	1,912,523
3.15%, 07/15/46	2,150	1,548,770
3.30%, 07/15/56	2,006	1,360,245
Security	Par (000)	Value
Commercial Services (continued)
3.75%, 11/15/52	$1,420	$1,070,413
4.88%, 10/15/40	895	877,302
4.89%, 03/15/30	225	232,285
Series ., 4.61%, 02/15/35(b)	200	199,865
Quanta Services Inc.
2.35%, 01/15/32	2,286	1,986,423
2.90%, 10/01/30	3,635	3,384,523
3.05%, 10/01/41	2,740	1,970,269
4.30%, 08/09/28	1,625	1,629,470
4.50%, 01/15/31	1,625	1,622,263
4.75%, 08/09/27	2,050	2,071,577
5.10%, 08/09/35	1,625	1,609,195
5.25%, 08/09/34	2,050	2,077,080
RELX Capital Inc.
3.00%, 05/22/30	4,619	4,380,782
4.00%, 03/18/29	6,212	6,187,090
4.75%, 03/27/30	1,860	1,899,413
4.75%, 05/20/32	2,240	2,265,936
5.25%, 03/27/35	650	664,696
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50(b)	5,399	3,202,193
Rollins Inc., 5.25%, 02/24/35	740	744,204
S&P Global Inc.
1.25%, 08/15/30	4,398	3,824,871
2.30%, 08/15/60	3,105	1,559,015
2.45%, 03/01/27	5,275	5,153,531
2.50%, 12/01/29	2,847	2,667,592
2.70%, 03/01/29	5,765	5,513,065
2.90%, 03/01/32	3,921	3,583,553
2.95%, 01/22/27	4,526	4,457,401
3.25%, 12/01/49	4,103	2,854,603
3.70%, 03/01/52	5,770	4,307,926
3.90%, 03/01/62	1,189	883,487
4.25%, 05/01/29	4,490	4,519,412
4.75%, 08/01/28	3,850	3,925,856
5.25%, 09/15/33	2,787	2,906,249
Thomas Jefferson University, 3.85%, 11/01/57	1,469	1,019,466
TR Finance LLC
5.50%, 08/15/35	2,772	2,838,465
5.65%, 11/23/43	1,836	1,808,017
5.85%, 04/15/40	2,759	2,836,854
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	2,794	2,465,946
Trustees of Boston College, 3.13%, 07/01/52	1,803	1,221,092
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35	650	631,858
Trustees of Dartmouth College, 4.27%, 06/01/30	875	882,256
Trustees of Princeton University (The)
4.20%, 03/01/52	1,580	1,305,663
4.65%, 07/01/30	290	297,029
5.70%, 03/01/39	2,490	2,662,920
Series 2020, 2.52%, 07/01/50	2,922	1,766,414
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	2,318	1,468,946
4.67%, 09/01/2112	390	316,614
Series 2020, 2.40%, 10/01/50	1,863	1,078,481
UL Solutions Inc., 6.50%, 10/20/28(c)	1,150	1,217,968
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
University of Chicago (The)
3.00%, 10/01/52(b)	$320	$211,915
4.00%, 10/01/53	2,064	1,604,321
Series 20B, 2.76%, 04/01/45	1,477	1,153,693
Series C, 2.55%, 04/01/50	1,696	1,087,844
University of Miami, 4.06%, 04/01/52(b)	2,047	1,607,928
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	2,250	1,720,907
Series 2017, 3.39%, 02/15/48	2,154	1,583,908
University of Southern California
2.81%, 10/01/50	1,370	854,289
3.03%, 10/01/39	3,714	3,057,443
4.98%, 10/01/53(b)	1,645	1,501,302
5.25%, 10/01/2111	1,128	1,027,510
Series 2017, 3.84%, 10/01/47	2,173	1,706,770
Series 21A, 2.95%, 10/01/51	2,735	1,752,817
Series A, 3.23%, 10/01/2120	979	552,815
Verisk Analytics Inc.
3.63%, 05/15/50(b)	2,591	1,853,919
4.13%, 03/15/29	4,453	4,450,765
4.50%, 08/15/30	1,330	1,335,020
5.13%, 02/15/36	2,150	2,135,989
5.25%, 06/05/34	2,690	2,746,176
5.25%, 03/15/35	2,000	2,016,029
5.50%, 06/15/45	1,950	1,879,782
5.75%, 04/01/33	2,870	3,029,241
Washington University (The)
3.52%, 04/15/54	2,816	2,003,864
4.35%, 04/15/2122(b)	1,599	1,198,882
William Marsh Rice University
3.57%, 05/15/45	1,545	1,212,485
3.77%, 05/15/55(b)	1,695	1,266,982
Yale University
Series 2020, 1.48%, 04/15/30	1,479	1,319,578
Series 2020, 2.40%, 04/15/50(b)	1,988	1,168,419
Series 2025, 4.70%, 04/15/32	425	433,783
		398,952,440
Computers — 0.5%
Accenture Capital Inc.
3.90%, 10/04/27	3,950	3,950,189
4.05%, 10/04/29	4,815	4,810,608
4.25%, 10/04/31	5,365	5,343,862
4.50%, 10/04/34	5,275	5,149,133
Amdocs Ltd., 2.54%, 06/15/30	3,621	3,311,154
Apple Inc.
1.20%, 02/08/28	8,577	8,067,984
1.25%, 08/20/30	8,822	7,744,222
1.40%, 08/05/28	10,605	9,927,108
1.65%, 05/11/30	8,863	7,991,196
1.65%, 02/08/31	8,750	7,736,138
1.70%, 08/05/31	5,748	5,052,205
2.05%, 09/11/26	4,667	4,579,627
2.20%, 09/11/29	7,035	6,587,417
2.38%, 02/08/41	4,990	3,494,524
2.40%, 08/20/50	4,471	2,622,745
2.45%, 08/04/26	—	—
2.55%, 08/20/60(b)	11,962	6,786,196
2.65%, 05/11/50	10,006	6,191,950
2.65%, 02/08/51	10,500	6,442,091
2.70%, 08/05/51	8,904	5,483,297
2.80%, 02/08/61	6,293	3,678,636
Security	Par (000)	Value
Computers (continued)
2.85%, 08/05/61	$5,585	$3,291,630
2.90%, 09/12/27	9,746	9,586,763
2.95%, 09/11/49	7,283	4,831,740
3.00%, 06/20/27	2,570	2,537,635
3.00%, 11/13/27	7,647	7,534,109
3.20%, 05/11/27	9,422	9,323,964
3.25%, 08/08/29(b)	4,500	4,402,565
3.35%, 02/09/27	5,770	5,729,318
3.35%, 08/08/32	7,655	7,257,981
3.45%, 02/09/45	8,616	6,677,356
3.75%, 09/12/47	6,049	4,747,156
3.75%, 11/13/47	6,552	5,169,915
3.85%, 05/04/43	12,998	10,855,814
3.85%, 08/04/46	10,389	8,380,626
3.95%, 08/08/52	8,150	6,415,704
4.00%, 05/10/28	4,270	4,297,491
4.00%, 05/12/28	4,820	4,850,766
4.10%, 08/08/62	5,305	4,144,178
4.15%, 05/10/30	2,960	2,998,247
4.20%, 05/12/30	4,690	4,746,081
4.25%, 02/09/47(b)	4,486	3,843,309
4.30%, 05/10/33	4,855	4,884,432
4.38%, 05/13/45	8,464	7,464,936
4.45%, 05/06/44	3,672	3,369,042
4.50%, 05/12/32	4,250	4,322,669
4.50%, 02/23/36(b)	7,643	7,657,063
4.65%, 02/23/46	15,159	13,841,562
4.75%, 05/12/35	4,270	4,335,792
4.85%, 05/10/53(b)	4,365	4,121,073
Booz Allen Hamilton Inc.
5.95%, 08/04/33(b)	1,437	1,500,161
5.95%, 04/15/35(b)	1,500	1,546,794
CGI Inc.
1.45%, 09/14/26	2,991	2,908,233
2.30%, 09/14/31	3,073	2,700,214
4.95%, 03/14/30(c)	2,020	2,060,937
Dell Inc.
6.50%, 04/15/38	2,165	2,309,983
7.10%, 04/15/28	3,505	3,752,982
Dell International LLC/EMC Corp.
3.38%, 12/15/41	5,560	4,144,877
3.45%, 12/15/51	4,859	3,313,919
4.35%, 02/01/30	2,680	2,675,448
4.75%, 04/01/28	1,385	1,403,790
4.85%, 02/01/35(b)	3,835	3,728,318
4.90%, 10/01/26	8,994	9,036,030
5.00%, 04/01/30	2,350	2,406,676
5.25%, 02/01/28	2,420	2,480,004
5.30%, 10/01/29	7,595	7,859,136
5.30%, 04/01/32	3,990	4,110,394
5.40%, 04/15/34	3,900	3,984,980
5.50%, 04/01/35	4,390	4,473,410
5.75%, 02/01/33	3,420	3,603,037
6.10%, 07/15/27	3,250	3,354,875
6.20%, 07/15/30	3,313	3,561,358
8.10%, 07/15/36	4,592	5,562,343
8.35%, 07/15/46	2,285	2,915,417
DXC Technology Co.
1.80%, 09/15/26	3,505	3,406,879
2.38%, 09/15/28(b)	3,727	3,496,691
Fortinet Inc., 2.20%, 03/15/31	3,699	3,295,622
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	$1,780	$1,854,716
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	6,240	6,268,219
4.45%, 09/25/26	6,770	6,779,281
4.55%, 10/15/29	7,210	7,256,361
4.85%, 10/15/31	4,680	4,715,485
5.00%, 10/15/34	5,660	5,560,556
5.25%, 07/01/28	3,235	3,327,566
5.60%, 10/15/54	5,480	5,051,864
6.20%, 10/15/35	4,945	5,276,970
6.35%, 10/15/45	8,022	8,261,127
HP Inc.
2.65%, 06/17/31	5,385	4,833,268
3.00%, 06/17/27	4,974	4,874,024
3.40%, 06/17/30	565	537,586
4.00%, 04/15/29	5,240	5,172,104
4.20%, 04/15/32	3,165	3,053,476
4.75%, 01/15/28	4,535	4,595,140
5.40%, 04/25/30	1,640	1,703,346
5.50%, 01/15/33	5,705	5,857,599
6.00%, 09/15/41(b)	6,207	6,302,432
6.10%, 04/25/35	2,150	2,246,994
IBM International Capital Pte Ltd.
4.60%, 02/05/27	3,165	3,186,091
4.60%, 02/05/29	4,500	4,563,538
4.75%, 02/05/31	3,905	3,981,633
4.90%, 02/05/34	4,580	4,583,907
5.25%, 02/05/44	3,150	3,015,975
5.30%, 02/05/54	6,580	6,088,566
International Business Machines Corp.
1.70%, 05/15/27	6,174	5,940,203
1.95%, 05/15/30	6,710	6,060,727
2.20%, 02/09/27	3,725	3,628,194
2.72%, 02/09/32	2,285	2,056,433
2.85%, 05/15/40	2,818	2,085,905
2.95%, 05/15/50	3,289	2,078,072
3.30%, 01/27/27	3,198	3,165,765
3.43%, 02/09/52	4,480	3,051,500
3.50%, 05/15/29	12,875	12,617,054
4.00%, 06/20/42	3,901	3,227,171
4.15%, 07/27/27	4,448	4,464,987
4.15%, 05/15/39	9,274	8,171,920
4.25%, 05/15/49	12,415	9,920,715
4.40%, 07/27/32	3,745	3,716,392
4.50%, 02/06/28	4,820	4,871,289
4.65%, 02/10/28	3,140	3,184,324
4.70%, 02/19/46	3,474	3,057,493
4.75%, 02/06/33	3,667	3,694,279
4.90%, 07/27/52	3,660	3,217,724
5.10%, 02/06/53	3,285	2,977,918
5.60%, 11/30/39	4,200	4,340,926
5.88%, 11/29/32	3,924	4,222,851
6.22%, 08/01/27	2,772	2,884,241
6.50%, 01/15/28(b)	1,980	2,089,722
7.13%, 12/01/96	1,849	2,182,339
Series .., 4.80%, 02/10/30	3,000	3,071,850
Series .., 5.00%, 02/10/32	3,160	3,238,821
Series .., 5.20%, 02/10/35	3,390	3,442,940
Series .., 5.70%, 02/10/55	3,590	3,524,627
Security	Par (000)	Value
Computers (continued)
Kyndryl Holdings Inc.
2.05%, 10/15/26	$3,710	$3,610,552
2.70%, 10/15/28	2,962	2,815,776
3.15%, 10/15/31	3,740	3,383,999
4.10%, 10/15/41	3,235	2,553,787
6.35%, 02/20/34(b)	1,185	1,253,838
Leidos Inc.
2.30%, 02/15/31	4,138	3,679,667
4.38%, 05/15/30	1,553	1,544,960
5.75%, 03/15/33	180	188,578
NetApp Inc.
2.38%, 06/22/27	2,421	2,342,731
2.70%, 06/22/30	2,939	2,708,831
5.50%, 03/17/32	2,280	2,360,423
5.70%, 03/17/35	2,130	2,193,708
Teledyne FLIR LLC, 2.50%, 08/01/30	2,691	2,460,374
Western Digital Corp.
2.85%, 02/01/29	2,009	1,890,702
3.10%, 02/01/32	2,713	2,419,158
		656,702,997
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	2,550	2,521,476
3.25%, 08/15/32(b)	3,100	2,892,299
3.70%, 08/01/47	2,365	1,838,527
4.00%, 08/15/45	3,518	2,883,213
4.20%, 05/01/30	2,700	2,725,806
4.60%, 03/01/28	1,644	1,674,298
4.60%, 03/01/33	1,974	2,000,852
Conopco Inc., Series E, 7.25%, 12/15/26	1,727	1,794,891
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	3,735	3,291,952
2.38%, 12/01/29	4,078	3,785,452
2.60%, 04/15/30	4,024	3,740,071
3.13%, 12/01/49	1,417	909,835
3.15%, 03/15/27	3,682	3,630,625
4.15%, 03/15/47	2,405	1,897,274
4.38%, 05/15/28	4,665	4,696,707
4.38%, 06/15/45	1,288	1,058,294
4.65%, 05/15/33	3,100	3,078,634
5.00%, 02/14/34	2,705	2,727,128
5.15%, 05/15/53(b)	2,935	2,781,746
6.00%, 05/15/37	1,892	2,026,751
Haleon U.S. Capital LLC
3.38%, 03/24/27	9,995	9,879,470
3.38%, 03/24/29	6,390	6,235,755
3.63%, 03/24/32	6,850	6,458,781
4.00%, 03/24/52	5,200	3,992,411
Kenvue Inc.
4.85%, 05/22/32	2,910	2,961,917
4.90%, 03/22/33	6,070	6,166,476
5.00%, 03/22/30	4,970	5,136,813
5.05%, 03/22/28	4,275	4,383,345
5.05%, 03/22/53	6,930	6,319,320
5.10%, 03/22/43	3,490	3,347,506
5.20%, 03/22/63	3,300	2,990,793
Procter & Gamble Co. (The)
1.20%, 10/29/30	6,875	5,999,168
1.90%, 02/01/27	3,050	2,969,930
1.95%, 04/23/31	3,292	2,957,091
2.30%, 02/01/32(b)	4,980	4,495,220
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
2.45%, 11/03/26	$1,811	$1,781,200
2.80%, 03/25/27	4,552	4,479,247
2.85%, 08/11/27	5,616	5,520,292
3.00%, 03/25/30	8,150	7,823,670
3.50%, 10/25/47	2,415	1,825,355
3.55%, 03/25/40	2,815	2,411,849
3.60%, 03/25/50	2,832	2,130,356
3.95%, 01/26/28	3,955	3,978,014
4.05%, 05/01/30	3,270	3,286,101
4.05%, 01/26/33	3,890	3,852,845
4.15%, 10/24/29	2,845	2,875,430
4.35%, 01/29/29	4,175	4,236,859
4.55%, 01/29/34	3,380	3,408,494
4.55%, 10/24/34	2,780	2,787,026
4.60%, 05/01/35	2,930	2,946,265
5.55%, 03/05/37	2,670	2,874,832
5.80%, 08/15/34	2,030	2,204,892
Unilever Capital Corp.
1.38%, 09/14/30	3,021	2,661,874
1.75%, 08/12/31	4,505	3,937,604
2.13%, 09/06/29	5,670	5,272,792
2.90%, 05/05/27	8,290	8,165,998
3.50%, 03/22/28	6,934	6,871,280
4.25%, 08/12/27	2,710	2,727,954
4.63%, 08/12/34	3,180	3,174,548
4.88%, 09/08/28	2,650	2,721,759
5.00%, 12/08/33	3,011	3,110,421
5.90%, 11/15/32	5,375	5,861,687
Series 30Y, 2.63%, 08/12/51	3,030	1,831,368
		231,009,839
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	250	258,195
6.25%, 06/15/33	315	332,954
WW Grainger Inc.
3.75%, 05/15/46	2,411	1,873,268
4.20%, 05/15/47	2,270	1,864,566
4.45%, 09/15/34	2,165	2,122,371
4.60%, 06/15/45	4,845	4,294,444
		10,745,798
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	13,748	13,463,440
3.00%, 10/29/28	16,198	15,580,251
3.30%, 01/30/32	17,684	16,185,922
3.40%, 10/29/33	7,297	6,489,436
3.65%, 07/21/27	5,785	5,728,492
3.85%, 10/29/41(b)	4,938	3,978,779
3.88%, 01/23/28	3,557	3,528,557
4.63%, 10/15/27	3,766	3,791,459
4.63%, 09/10/29	4,530	4,568,315
4.88%, 04/01/28	2,790	2,832,237
4.95%, 09/10/34	5,415	5,338,793
5.10%, 01/19/29	3,585	3,669,231
5.30%, 01/19/34	3,745	3,794,713
5.38%, 12/15/31	3,210	3,316,062
5.75%, 06/06/28	5,010	5,195,113
6.10%, 01/15/27	4,040	4,128,122
6.15%, 09/30/30	3,775	4,046,622
Security	Par (000)	Value
Diversified Financial Services (continued)
6.45%, 04/15/27	$3,060	$3,158,918
6.50%, 01/31/56, (5-year CMT + 2.441%)(a)	150	154,150
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)	3,180	3,328,124
Affiliated Managers Group Inc.
3.30%, 06/15/30	2,711	2,576,517
5.50%, 08/20/34	1,730	1,756,589
Air Lease Corp.
2.10%, 09/01/28	2,240	2,105,715
2.20%, 01/15/27	2,975	2,895,399
2.88%, 01/15/32	4,523	4,054,331
3.00%, 02/01/30	2,876	2,714,812
3.13%, 12/01/30	2,948	2,754,897
3.25%, 10/01/29	2,221	2,127,012
3.63%, 04/01/27	5,378	5,334,412
3.63%, 12/01/27	2,504	2,472,983
4.63%, 10/01/28	2,354	2,378,258
5.10%, 03/01/29	2,000	2,054,225
5.20%, 07/15/31	1,590	1,635,249
5.30%, 02/01/28	4,010	4,105,114
5.85%, 12/15/27	1,770	1,832,740
Ally Financial Inc.
2.20%, 11/02/28(b)	4,255	3,969,588
4.75%, 06/09/27	3,735	3,751,813
5.54%, 01/17/31, (1-day SOFR Index + 1.730%)(a)	950	971,906
5.55%, 07/31/33, (1-day SOFR + 1.780%)(a)	2,785	2,801,482
5.74%, 05/15/29, (1-day SOFR Index + 1.960%)(a)	1,880	1,928,769
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)	3,070	3,158,079
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)	3,160	3,354,488
6.99%, 06/13/29, (1-day SOFR + 3.260%)(a)	2,665	2,819,923
7.10%, 11/15/27	3,425	3,611,684
8.00%, 11/01/31	11,375	13,009,418
American Express Co.
1.65%, 11/04/26	5,314	5,165,839
2.55%, 03/04/27	9,205	9,000,792
3.30%, 05/03/27	8,625	8,523,979
4.05%, 05/03/29	5,305	5,318,510
4.05%, 12/03/42	6,375	5,394,283
4.35%, 07/20/29, (1-day SOFR + 0.810%)(a)	7,000	7,034,445
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	5,446	5,352,404
4.73%, 04/25/29, (1-day SOFR + 1.260%)(a)	7,075	7,183,655
4.92%, 07/20/33, (1-day SOFR + 1.220%)(a)	4,225	4,276,783
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	3,145	3,170,047
5.02%, 04/25/31, (1-day SOFR + 1.440%)(a)	6,645	6,824,955
5.04%, 07/26/28, (1-day SOFR + 0.930%)(a)	4,235	4,302,951
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	7,265	7,373,660
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(a)	3,775	3,888,213
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	$5,405	$5,469,243
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)	6,820	7,032,753
5.28%, 07/26/35, (1-day SOFR + 1.420%)(a)	7,580	7,723,966
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(a)	5,345	5,492,533
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)	6,250	6,523,172
5.63%, 07/28/34, (1-day SOFR + 1.930%)(a)(b)	1,260	1,303,056
5.67%, 04/25/36, (1-day SOFR + 1.790%)(a)	6,440	6,724,201
5.85%, 11/05/27	8,135	8,440,141
5.92%, 04/25/35, (1-day SOFR + 1.630%)(a)	2,170	2,287,330
6.49%, 10/30/31, (1-day SOFR + 1.940%)(a)	5,090	5,567,700
American Express Credit Corp., 3.30%, 05/03/27	3,122	3,088,385
Ameriprise Financial Inc.
2.88%, 09/15/26	3,343	3,300,026
4.50%, 05/13/32	2,925	2,918,268
5.15%, 05/15/33	2,815	2,893,248
5.20%, 04/15/35	2,415	2,444,743
5.70%, 12/15/28	3,330	3,488,473
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	3,490	3,302,160
Apollo Global Management Inc.
5.15%, 08/12/35	1,500	1,493,429
5.80%, 05/21/54	1,990	1,954,464
6.00%, 12/15/54, (5-year CMT + 2.168%)(a)(b)	2,265	2,252,859
6.38%, 11/15/33	2,104	2,308,591
Ares Management Corp.
5.60%, 10/11/54	2,045	1,917,759
6.38%, 11/10/28	1,710	1,813,656
BGC Group Inc.
6.15%, 04/02/30(c)	1,365	1,396,160
6.60%, 06/10/29	1,780	1,856,372
8.00%, 05/25/28	1,835	1,962,116
Blue Owl Finance LLC
3.13%, 06/10/31	2,860	2,593,803
4.13%, 10/07/51	1,160	817,768
4.38%, 02/15/32	1,780	1,693,449
6.25%, 04/18/34	4,090	4,266,626
Brookfield Asset Management Ltd., 5.80%, 04/24/35	1,905	1,972,366
Brookfield Capital Finance LLC, 6.09%, 06/14/33	1,970	2,099,972
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	3,790	3,279,107
Brookfield Finance Inc.
2.72%, 04/15/31	2,915	2,661,605
3.50%, 03/30/51	2,996	2,058,290
3.63%, 02/15/52	2,197	1,519,063
3.90%, 01/25/28	6,641	6,592,181
4.35%, 04/15/30	4,884	4,872,113
4.70%, 09/20/47	4,466	3,829,261
4.85%, 03/29/29	5,102	5,189,496
Security	Par (000)	Value
Diversified Financial Services (continued)
5.33%, 01/15/36	$1,170	$1,162,525
5.68%, 01/15/35	2,890	2,986,131
5.97%, 03/04/54	2,505	2,507,859
6.35%, 01/05/34	2,965	3,206,164
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	3,250	2,202,762
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	6,120	5,947,006
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	4,643	3,997,171
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)	3,110	2,760,104
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	4,125	3,976,164
3.65%, 05/11/27	4,557	4,517,676
3.75%, 03/09/27	5,999	5,959,724
3.80%, 01/31/28	6,495	6,436,084
4.10%, 02/09/27	5,025	5,014,162
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	7,216	7,289,677
5.25%, 07/26/30, (1-day SOFR + 2.600%)(a)	4,125	4,238,969
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	5,040	5,128,099
5.46%, 07/26/30, (1-day SOFR +1.560%)(a)	2,535	2,623,822
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	4,262	4,374,754
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)	4,055	4,209,541
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	5,630	5,853,646
5.88%, 07/26/35, (1-day SOFR +1.990%)(a)	4,535	4,714,285
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)	4,590	4,834,229
6.18%, 01/30/36, (1-day SOFR + 2.036%)(a)	700	722,376
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	7,270	7,631,048
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	7,725	8,293,538
6.70%, 11/29/32	3,735	4,108,934
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)	3,490	3,595,819
7.62%, 10/30/31, (1-day SOFR + 3.070%)(a)	5,650	6,408,538
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(a)	4,355	5,091,644
Cboe Global Markets Inc.
1.63%, 12/15/30	3,710	3,259,627
3.00%, 03/16/32	1,670	1,523,225
3.65%, 01/12/27	4,489	4,461,974
Charles Schwab Corp. (The)
1.65%, 03/11/31	3,654	3,169,796
1.95%, 12/01/31	3,886	3,363,699
2.00%, 03/20/28	4,852	4,625,839
2.30%, 05/13/31(b)	3,538	3,182,054
2.45%, 03/03/27	6,110	5,969,434
2.75%, 10/01/29	3,169	3,011,872
2.90%, 03/03/32	4,518	4,093,092
3.20%, 03/02/27	4,327	4,271,905
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.20%, 01/25/28	$4,593	$4,507,381
3.25%, 05/22/29	3,295	3,205,928
3.30%, 04/01/27(b)	4,735	4,683,495
4.00%, 02/01/29	3,668	3,666,032
4.63%, 03/22/30	3,158	3,225,997
5.64%, 05/19/29, (1-day SOFR + 2.210%)(a)	3,140	3,265,980
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)	5,220	5,561,758
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	7,885	8,557,888
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)	4,560	4,851,234
CI Financial Corp.
3.20%, 12/17/30	5,083	4,571,681
4.10%, 06/15/51	900	643,302
CME Group Inc.
2.65%, 03/15/32	4,181	3,768,636
3.75%, 06/15/28	6,713	6,688,958
4.15%, 06/15/48	3,538	2,946,140
4.40%, 03/15/30	2,275	2,298,984
5.30%, 09/15/43	3,509	3,506,629
Credit Suisse USA LLC, 7.13%, 07/15/32	3,561	4,067,730
Eaton Vance Corp., 3.50%, 04/06/27	3,629	3,595,531
Enact Holdings Inc., 6.25%, 05/28/29	2,810	2,933,425
Franklin Resources Inc.
1.60%, 10/30/30	4,247	3,723,775
2.95%, 08/12/51	1,840	1,129,275
Intercontinental Exchange Inc.
1.85%, 09/15/32	6,608	5,537,915
2.10%, 06/15/30	6,407	5,814,808
2.65%, 09/15/40	4,988	3,646,107
3.00%, 06/15/50	6,652	4,322,322
3.00%, 09/15/60	4,830	2,893,375
3.10%, 09/15/27	4,925	4,832,649
3.63%, 09/01/28	1,590	1,568,912
3.75%, 09/21/28	3,867	3,832,210
4.00%, 09/15/27	6,435	6,429,089
4.25%, 09/21/48	6,210	5,120,947
4.35%, 06/15/29	7,580	7,640,961
4.60%, 03/15/33	6,440	6,436,660
4.95%, 06/15/52	5,712	5,128,262
5.20%, 06/15/62	4,515	4,141,686
5.25%, 06/15/31	3,080	3,222,661
Invesco Finance PLC, 5.38%, 11/30/43	1,899	1,813,562
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	1,355	1,351,436
Jefferies Financial Group Inc.
2.63%, 10/15/31	4,805	4,248,167
2.75%, 10/15/32	4,425	3,799,015
4.15%, 01/23/30	4,820	4,758,824
4.85%, 01/15/27	4,838	4,872,336
5.88%, 07/21/28	5,025	5,238,691
6.20%, 04/14/34	4,930	5,198,422
6.25%, 01/15/36	3,003	3,157,033
6.45%, 06/08/27	2,476	2,559,716
6.50%, 01/20/43	2,139	2,231,239
Lazard Group LLC
3.63%, 03/01/27	2,736	2,735,248
4.38%, 03/11/29	3,747	3,744,136
4.50%, 09/19/28	3,008	3,023,489
Security	Par (000)	Value
Diversified Financial Services (continued)
5.63%, 08/01/35	$1,360	$1,369,292
6.00%, 03/15/31	1,965	2,081,004
Legg Mason Inc., 5.63%, 01/15/44	2,828	2,780,185
LPL Holdings Inc.
4.90%, 04/03/28	745	753,951
5.15%, 06/15/30	2,085	2,126,313
5.20%, 03/15/30	3,630	3,709,012
5.65%, 03/15/35	2,340	2,364,997
5.70%, 05/20/27	2,480	2,527,666
5.75%, 06/15/35	1,115	1,132,998
6.00%, 05/20/34	2,170	2,244,960
6.75%, 11/17/28	2,005	2,146,512
Marex Group PLC
5.83%, 05/08/28	219	222,018
6.40%, 11/04/29	2,350	2,420,943
Mastercard Inc.
1.90%, 03/15/31	4,380	3,899,300
2.00%, 11/18/31	4,330	3,804,140
2.95%, 11/21/26	3,901	3,855,254
2.95%, 06/01/29	5,459	5,276,887
2.95%, 03/15/51	3,440	2,227,059
3.30%, 03/26/27	6,310	6,252,526
3.35%, 03/26/30	7,700	7,490,354
3.50%, 02/26/28	3,285	3,258,565
3.65%, 06/01/49	5,046	3,794,226
3.80%, 11/21/46	2,742	2,164,640
3.85%, 03/26/50	6,639	5,144,410
3.95%, 02/26/48	2,556	2,039,252
4.10%, 01/15/28	1,960	1,973,949
4.35%, 01/15/32	3,315	3,317,302
4.55%, 03/15/28	1,765	1,793,034
4.55%, 01/15/35	3,190	3,147,308
4.85%, 03/09/33	4,261	4,351,975
4.88%, 03/09/28	4,955	5,075,927
4.88%, 05/09/34	4,540	4,609,756
4.95%, 03/15/32	2,965	3,069,269
Nasdaq Inc.
1.65%, 01/15/31	4,206	3,678,047
2.50%, 12/21/40	3,860	2,682,363
3.25%, 04/28/50	4,208	2,834,386
3.95%, 03/07/52	1,707	1,275,370
5.35%, 06/28/28	6,126	6,319,952
5.55%, 02/15/34	5,173	5,392,111
5.95%, 08/15/53	1,989	2,020,560
6.10%, 06/28/63	2,069	2,121,283
Nomura Holdings Inc.
2.17%, 07/14/28	5,532	5,217,849
2.33%, 01/22/27	6,478	6,301,369
2.61%, 07/14/31	4,505	4,036,689
2.68%, 07/16/30	4,760	4,364,521
2.71%, 01/22/29	3,310	3,130,610
3.00%, 01/22/32	3,885	3,488,217
3.10%, 01/16/30	5,325	5,023,896
4.90%, 07/01/30	3,290	3,335,776
5.39%, 07/06/27	2,395	2,440,340
5.49%, 06/29/35	2,800	2,858,908
5.59%, 07/02/27	3,065	3,135,546
5.61%, 07/06/29	2,680	2,792,742
5.78%, 07/03/34	4,135	4,331,538
5.84%, 01/18/28	3,765	3,892,813
6.07%, 07/12/28	3,210	3,362,474
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.09%, 07/12/33(b)	$2,727	$2,924,931
6.18%, 01/18/33	2,220	2,385,047
ORIX Corp.
2.25%, 03/09/31	3,225	2,880,386
3.70%, 07/18/27	3,253	3,223,123
4.00%, 04/13/32	2,613	2,510,457
4.65%, 09/10/29	1,450	1,468,141
5.00%, 09/13/27(b)	1,913	1,942,489
5.20%, 09/13/32	2,320	2,382,608
5.40%, 02/25/35	2,125	2,172,619
Radian Group Inc.
4.88%, 03/15/27	3,110	3,116,616
6.20%, 05/15/29	2,900	3,039,441
Raymond James Financial Inc.
3.75%, 04/01/51	3,515	2,574,141
4.65%, 04/01/30	3,942	4,014,265
4.95%, 07/15/46	3,719	3,366,932
Stifel Financial Corp., 4.00%, 05/15/30	2,507	2,452,872
Synchrony Financial
2.88%, 10/28/31	4,791	4,247,824
3.95%, 12/01/27	4,882	4,814,631
5.02%, 07/29/29, (1-day SOFR + 1.395%)(a)	265	266,730
5.15%, 03/19/29	2,842	2,877,256
5.45%, 03/06/31, (1-day SOFR + 1.680%)(a)	730	743,878
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)	3,290	3,408,245
6.00%, 07/29/36, (1-day SOFR + 2.070%)(a)	765	773,357
TPG Operating Group II LP
5.38%, 01/15/36	1,500	1,492,216
5.88%, 03/05/34	2,705	2,835,806
Visa Inc.
0.75%, 08/15/27	3,089	2,917,200
1.10%, 02/15/31(b)	6,552	5,637,684
1.90%, 04/15/27	8,166	7,915,570
2.00%, 08/15/50	5,013	2,685,564
2.05%, 04/15/30	7,706	7,075,448
2.70%, 04/15/40	4,759	3,609,665
2.75%, 09/15/27	4,344	4,251,533
3.65%, 09/15/47	4,124	3,189,807
4.15%, 12/14/35	8,554	8,176,579
4.30%, 12/14/45	15,919	13,747,134
Voya Financial Inc.
4.70%, 01/23/48(a)	1,479	1,434,869
4.80%, 06/15/46	2,039	1,768,613
5.00%, 09/20/34	1,950	1,916,087
5.70%, 07/15/43	2,563	2,516,394
Western Union Co. (The)
2.75%, 03/15/31	2,340	2,062,609
6.20%, 11/17/36(b)	2,717	2,766,013
		1,105,134,288
Electric — 2.2%
AEP Texas Inc.
3.45%, 05/15/51	2,075	1,373,026
3.80%, 10/01/47	1,621	1,185,619
3.95%, 06/01/28	2,262	2,244,251
4.70%, 05/15/32	2,410	2,393,843
5.25%, 05/15/52	2,290	2,041,808
5.40%, 06/01/33	2,190	2,233,563
Security	Par (000)	Value
Electric (continued)
5.45%, 05/15/29	$2,030	$2,107,473
5.70%, 05/15/34	1,990	2,047,125
Series G, 4.15%, 05/01/49	1,556	1,173,665
Series H, 3.45%, 01/15/50	2,257	1,524,431
Series I, 2.10%, 07/01/30	3,135	2,823,495
AEP Transmission Co. LLC
3.10%, 12/01/26	2,718	2,686,677
3.15%, 09/15/49	739	493,011
3.75%, 12/01/47	2,525	1,903,911
3.80%, 06/15/49	1,876	1,391,686
4.00%, 12/01/46	1,740	1,378,592
4.25%, 09/15/48	1,772	1,437,126
4.50%, 06/15/52	2,250	1,883,854
5.15%, 04/01/34	1,635	1,657,650
5.38%, 06/15/35	900	921,494
5.40%, 03/15/53	2,610	2,501,099
Series M, 3.65%, 04/01/50	2,660	1,949,722
Series N, 2.75%, 08/15/51	1,884	1,151,327
AES Corp. (The)
2.45%, 01/15/31	6,040	5,412,063
5.45%, 06/01/28	4,370	4,473,612
5.80%, 03/15/32	580	597,250
Alabama Power Co.
3.00%, 03/15/52	3,340	2,141,931
3.05%, 03/15/32	1,020	933,381
3.13%, 07/15/51	2,845	1,875,269
3.45%, 10/01/49	2,858	2,019,840
3.75%, 09/01/27	2,500	2,491,081
3.75%, 03/01/45	3,328	2,585,752
3.85%, 12/01/42	1,877	1,510,730
3.94%, 09/01/32	2,740	2,638,740
4.15%, 08/15/44	2,000	1,648,631
4.30%, 01/02/46	1,852	1,546,719
5.10%, 04/02/35	1,805	1,826,128
5.85%, 11/15/33	1,815	1,937,479
6.00%, 03/01/39	1,114	1,194,276
6.13%, 05/15/38	1,315	1,436,261
Series 20-A, 1.45%, 09/15/30	3,214	2,814,227
Series A, 4.30%, 07/15/48	2,396	1,989,878
Series B, 3.70%, 12/01/47	2,626	1,984,564
Ameren Corp.
1.75%, 03/15/28	2,511	2,367,836
1.95%, 03/15/27	3,075	2,971,921
3.50%, 01/15/31	3,555	3,397,204
5.00%, 01/15/29	3,529	3,609,887
5.38%, 03/15/35	2,070	2,105,456
5.70%, 12/01/26	3,540	3,598,613
Ameren Illinois Co.
1.55%, 11/15/30	1,777	1,552,027
2.90%, 06/15/51	1,989	1,235,537
3.25%, 03/15/50	1,812	1,216,306
3.70%, 12/01/47	2,581	1,946,982
3.80%, 05/15/28	2,382	2,373,299
3.85%, 09/01/32	2,215	2,111,116
4.15%, 03/15/46	2,446	2,004,030
4.50%, 03/15/49	2,549	2,149,877
4.95%, 06/01/33	2,180	2,215,886
5.55%, 07/01/54	2,835	2,782,164
5.63%, 03/01/55	1,710	1,703,628
5.90%, 12/01/52	1,805	1,840,736
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
American Electric Power Co. Inc.
2.30%, 03/01/30	$2,341	$2,141,605
3.20%, 11/13/27	2,993	2,932,186
3.25%, 03/01/50	1,637	1,064,321
3.88%, 02/15/62, (5-year CMT + 2.675%)(a)	3,400	3,293,834
5.20%, 01/15/29	5,325	5,491,887
5.63%, 03/01/33	3,101	3,245,851
5.75%, 11/01/27	3,000	3,093,971
5.95%, 11/01/32	2,214	2,360,239
6.95%, 12/15/54, (5-year CMT + 2.675%)(a)	2,600	2,767,297
7.05%, 12/15/54, (5-year CMT + 2.750%)(a)	1,940	2,023,731
Series J, 4.30%, 12/01/28	3,335	3,349,959
Appalachian Power Co.
4.40%, 05/15/44	1,544	1,271,361
4.45%, 06/01/45	1,948	1,596,611
4.50%, 08/01/32	2,625	2,587,144
5.65%, 04/01/34	1,790	1,853,980
7.00%, 04/01/38	2,085	2,339,496
Series AA, 2.70%, 04/01/31	1,452	1,321,323
Series X, 3.30%, 06/01/27	2,289	2,253,496
Series Y, 4.50%, 03/01/49	2,130	1,726,472
Series Z, 3.70%, 05/01/50	2,540	1,784,480
Arizona Public Service Co.
2.20%, 12/15/31	1,980	1,724,267
2.60%, 08/15/29	2,505	2,352,624
2.65%, 09/15/50	2,051	1,212,323
2.95%, 09/15/27	2,124	2,071,773
3.35%, 05/15/50	2,672	1,817,454
3.50%, 12/01/49	1,673	1,145,816
3.75%, 05/15/46	1,786	1,341,471
4.20%, 08/15/48	1,573	1,239,307
4.25%, 03/01/49	1,845	1,457,705
4.35%, 11/15/45	2,502	2,045,922
4.50%, 04/01/42	2,215	1,899,057
5.05%, 09/01/41	1,665	1,544,582
5.55%, 08/01/33	2,065	2,139,389
5.70%, 08/15/34	2,880	2,984,604
5.90%, 08/15/55	2,390	2,380,820
6.35%, 12/15/32	1,765	1,918,759
Atlantic City Electric Co.
2.30%, 03/15/31	2,169	1,949,312
4.00%, 10/15/28	2,447	2,440,635
Avangrid Inc., 3.80%, 06/01/29	4,428	4,351,382
Avista Corp.
4.00%, 04/01/52	2,985	2,243,306
4.35%, 06/01/48	2,370	1,927,186
Baltimore Gas & Electric Co.
2.25%, 06/15/31	3,465	3,107,847
2.90%, 06/15/50	1,725	1,081,904
3.20%, 09/15/49	1,950	1,299,615
3.50%, 08/15/46	2,480	1,813,759
3.75%, 08/15/47	2,169	1,643,477
4.25%, 09/15/48	1,694	1,358,212
4.55%, 06/01/52	2,402	2,018,757
5.30%, 06/01/34	1,495	1,541,169
5.40%, 06/01/53	2,825	2,671,791
5.45%, 06/01/35	3,890	4,009,878
5.65%, 06/01/54	1,680	1,660,387
6.35%, 10/01/36	1,280	1,409,880
Berkshire Hathaway Energy Co.
1.65%, 05/15/31(b)	2,711	2,341,687
Security	Par (000)	Value
Electric (continued)
2.85%, 05/15/51	$6,845	$4,176,285
3.25%, 04/15/28	3,477	3,415,019
3.70%, 07/15/30	5,280	5,166,398
3.80%, 07/15/48	3,591	2,698,678
4.25%, 10/15/50	4,427	3,511,072
4.45%, 01/15/49	4,586	3,786,219
4.50%, 02/01/45	3,004	2,594,303
4.60%, 05/01/53	4,475	3,718,415
5.15%, 11/15/43	3,358	3,191,218
5.95%, 05/15/37	2,448	2,601,295
6.13%, 04/01/36	6,888	7,427,853
Black Hills Corp.
2.50%, 06/15/30	2,017	1,851,564
3.05%, 10/15/29	2,922	2,761,857
3.15%, 01/15/27	2,964	2,916,767
3.88%, 10/15/49	2,514	1,822,459
4.20%, 09/15/46	1,190	926,755
4.35%, 05/01/33	1,655	1,578,193
5.95%, 03/15/28	3,040	3,159,062
6.00%, 01/15/35	2,150	2,260,172
6.15%, 05/15/34	1,375	1,456,260
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	2,215	1,707,894
3.60%, 03/01/52	1,710	1,231,896
3.95%, 03/01/48	2,638	2,059,241
4.50%, 04/01/44	2,773	2,407,233
4.80%, 03/15/30	2,285	2,338,831
4.95%, 04/01/33	2,165	2,191,169
5.05%, 03/01/35	1,895	1,903,479
5.15%, 03/01/34	1,140	1,159,600
5.20%, 10/01/28	2,375	2,451,940
5.30%, 04/01/53	870	827,536
Series AA, 3.00%, 02/01/27	1,980	1,949,675
Series AC, 4.25%, 02/01/49	2,667	2,160,610
Series AD, 2.90%, 07/01/50	2,570	1,626,489
Series AE, 2.35%, 04/01/31	1,775	1,598,347
Series AF, 3.35%, 04/01/51	2,730	1,863,626
Series AG, 3.00%, 03/01/32	1,265	1,151,888
Series ai., 4.45%, 10/01/32	2,825	2,789,505
Series AJ, 4.85%, 10/01/52	2,210	1,957,054
Series AQ, 4.95%, 08/15/35	790	783,855
Series K2, 6.95%, 03/15/33	735	831,751
Series Z, 2.40%, 09/01/26	2,278	2,238,647
CenterPoint Energy Inc.
2.65%, 06/01/31	1,630	1,473,360
2.95%, 03/01/30	3,278	3,079,446
5.40%, 06/01/29	2,815	2,917,371
6.70%, 05/15/55, (5-year CMT + 2.586%)(a)	1,400	1,432,406
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(a)	2,390	2,506,130
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(a)	1,500	1,574,935
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	1,919	1,640,587
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	1,299	1,355,513
CMS Energy Corp.
3.45%, 08/15/27	2,498	2,463,536
3.75%, 12/01/50, (5-year CMT + 2.900%)(a)	1,720	1,561,205
4.75%, 06/01/50, (5-year CMT + 4.116%)(a)	2,830	2,735,715
4.88%, 03/01/44	1,495	1,319,960
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.50%, 06/01/55, (5-year CMT + 1.961%)(a)	$210	$214,144
Commonwealth Edison Co.
2.20%, 03/01/30	2,055	1,886,191
3.00%, 03/01/50	2,650	1,708,650
3.15%, 03/15/32	1,155	1,059,515
3.65%, 06/15/46	3,334	2,522,609
3.70%, 08/15/28	3,875	3,845,811
3.70%, 03/01/45	1,780	1,373,805
3.80%, 10/01/42	1,074	858,490
4.00%, 03/01/48	3,680	2,909,543
4.00%, 03/01/49	1,981	1,532,960
4.35%, 11/15/45	2,371	1,990,916
4.60%, 08/15/43	1,335	1,181,754
4.70%, 01/15/44	1,915	1,707,460
4.90%, 02/01/33	1,165	1,180,197
5.30%, 06/01/34	1,135	1,173,402
5.30%, 02/01/53	2,050	1,919,725
5.65%, 06/01/54	1,275	1,253,373
5.90%, 03/15/36	2,204	2,353,482
5.95%, 06/01/55	2,680	2,759,808
6.45%, 01/15/38	2,082	2,306,660
Series 122, 2.95%, 08/15/27	3,087	3,028,321
Series 123, 3.75%, 08/15/47	3,090	2,339,113
Series 127, 3.20%, 11/15/49	1,648	1,105,736
Series 130, 3.13%, 03/15/51	3,150	2,045,715
Series 131, 2.75%, 09/01/51	2,130	1,282,264
Series 133, 3.85%, 03/15/52	1,870	1,388,571
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	3,621	2,844,406
4.30%, 04/15/44	2,460	2,092,114
4.65%, 01/01/29	1,575	1,600,234
4.90%, 07/01/33	1,315	1,325,254
4.95%, 01/15/30	2,020	2,073,155
4.95%, 08/15/34	1,465	1,472,925
5.25%, 01/15/53	2,450	2,292,656
Series A, 2.05%, 07/01/31	2,030	1,792,062
Series A, 3.20%, 03/15/27	2,988	2,951,197
Series A, 4.15%, 06/01/45	1,205	985,368
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	3,725	3,374,510
3.20%, 12/01/51	1,920	1,259,872
3.60%, 06/15/61	3,698	2,495,641
3.70%, 11/15/59	3,043	2,104,652
3.80%, 05/15/28	3,211	3,195,017
3.85%, 06/15/46	3,189	2,478,907
3.95%, 03/01/43	3,511	2,848,566
4.45%, 03/15/44	3,958	3,411,786
4.50%, 12/01/45	3,487	2,987,886
4.50%, 05/15/58	3,214	2,590,177
4.63%, 12/01/54	3,247	2,712,411
5.20%, 03/01/33	2,140	2,212,595
5.38%, 05/15/34	1,900	1,967,392
5.50%, 03/15/34	2,921	3,054,853
5.70%, 06/15/40	1,997	2,046,198
5.70%, 05/15/54	3,310	3,280,959
5.90%, 11/15/53	3,770	3,833,884
6.15%, 11/15/52	3,630	3,793,481
Series 05-A, 5.30%, 03/01/35	1,170	1,198,337
Series 06-A, 5.85%, 03/15/36	2,737	2,900,160
Series 06-B, 6.20%, 06/15/36	1,012	1,099,713
Series 07-A, 6.30%, 08/15/37	1,503	1,646,917
Security	Par (000)	Value
Electric (continued)
Series 08-B, 6.75%, 04/01/38	$2,063	$2,352,478
Series 09-C, 5.50%, 12/01/39	2,851	2,876,973
Series 12-A, 4.20%, 03/15/42	2,023	1,725,034
Series 2017, 3.88%, 06/15/47	3,027	2,318,263
Series 20A, 3.35%, 04/01/30	3,604	3,491,980
Series 20B, 3.95%, 04/01/50	4,874	3,769,646
Series A, 4.13%, 05/15/49	3,457	2,713,553
Series B, 3.13%, 11/15/27	1,313	1,288,385
Series C, 3.00%, 12/01/60	2,428	1,428,515
Series C, 4.00%, 11/15/57	1,505	1,108,947
Series C, 4.30%, 12/01/56	2,359	1,846,846
Series D, 4.00%, 12/01/28	3,057	3,060,902
Series E, 4.65%, 12/01/48	3,364	2,893,948
Constellation Energy Generation LLC
5.60%, 03/01/28	4,125	4,272,686
5.60%, 06/15/42	3,893	3,849,338
5.75%, 10/01/41	2,581	2,593,687
5.75%, 03/15/54	4,375	4,271,841
5.80%, 03/01/33	2,700	2,869,705
6.13%, 01/15/34	2,200	2,386,179
6.25%, 10/01/39	3,392	3,639,900
6.50%, 10/01/53	4,315	4,650,101
Consumers Energy Co.
2.65%, 08/15/52	1,357	819,158
3.10%, 08/15/50	2,785	1,855,207
3.25%, 08/15/46	2,798	2,017,846
3.50%, 08/01/51	2,786	2,021,730
3.60%, 08/15/32	1,490	1,399,693
3.75%, 02/15/50	1,811	1,352,136
3.80%, 11/15/28	996	989,513
3.95%, 05/15/43	1,591	1,299,311
3.95%, 07/15/47	1,753	1,381,680
4.05%, 05/15/48	2,842	2,277,526
4.20%, 09/01/52	2,440	1,962,920
4.35%, 04/15/49	2,551	2,117,109
4.50%, 01/15/31	2,495	2,516,726
4.60%, 05/30/29	3,450	3,508,303
4.63%, 05/15/33	4,965	4,923,743
4.65%, 03/01/28	2,815	2,855,153
4.70%, 01/15/30	1,525	1,556,670
4.90%, 02/15/29	2,960	3,035,243
5.05%, 05/15/35	1,240	1,251,452
Dayton Power & Light Co. (The)
3.95%, 06/15/49	2,950	2,159,559
4.55%, 08/15/30(c)	1,835	1,841,716
Delmarva Power & Light Co., 4.15%, 05/15/45	1,799	1,474,480
Dominion Energy Inc.
4.25%, 06/01/28	3,262	3,267,874
4.35%, 08/15/32	1,700	1,647,425
4.60%, 05/15/28	3,085	3,118,591
4.70%, 12/01/44	2,160	1,849,024
4.85%, 08/15/52	2,755	2,321,234
5.00%, 06/15/30	2,580	2,649,237
5.38%, 11/15/32	3,870	3,996,996
5.45%, 03/15/35	3,310	3,352,634
6.20%, 02/15/56, (5-year CMT + 2.006%)(a)	290	288,983
6.63%, 05/15/55, (5-year CMT + 2.207%)(a)	930	953,641
7.00%, 06/15/38	1,405	1,596,650
Series A, 4.60%, 03/15/49	2,005	1,641,756
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(a)	360	376,746
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series B, 3.30%, 04/15/41	$2,300	$1,712,580
Series B, 3.60%, 03/15/27	1,925	1,908,185
Series B, 5.95%, 06/15/35	2,407	2,534,641
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(a)	4,050	4,345,586
Series C, 2.25%, 08/15/31	3,113	2,744,471
Series C, 3.38%, 04/01/30	6,529	6,266,892
Series C, 4.05%, 09/15/42	1,875	1,505,992
Series C, 4.90%, 08/01/41	2,360	2,123,611
Series E, 6.30%, 03/15/33	2,075	2,226,464
Series F, 5.25%, 08/01/33	2,425	2,454,663
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	1,915	1,686,291
5.10%, 06/01/65	2,170	1,909,458
5.30%, 05/15/33	1,505	1,555,427
5.45%, 02/01/41	1,275	1,265,567
6.05%, 01/15/38	2,265	2,419,435
6.25%, 10/15/53	2,210	2,371,661
6.63%, 02/01/32	625	694,371
Series 2025, 5.30%, 01/15/35	1,485	1,523,102
Series A, 2.30%, 12/01/31	2,330	2,063,684
DTE Electric Co.
2.25%, 03/01/30	2,767	2,551,356
2.95%, 03/01/50	3,122	2,035,274
3.70%, 03/15/45	2,600	2,010,487
3.70%, 06/01/46	2,220	1,698,784
3.75%, 08/15/47	2,307	1,752,426
3.95%, 03/01/49	3,004	2,348,470
4.25%, 05/14/27	1,720	1,727,280
4.30%, 07/01/44	1,706	1,436,420
4.85%, 12/01/26	2,880	2,910,524
5.20%, 04/01/33	2,775	2,872,625
5.20%, 03/01/34	2,215	2,278,334
5.25%, 05/15/35	2,125	2,170,407
5.40%, 04/01/53	2,665	2,581,406
5.85%, 05/15/55	1,615	1,649,974
Series A, 1.90%, 04/01/28	3,545	3,363,377
Series A, 3.00%, 03/01/32	2,385	2,192,918
Series A, 4.00%, 04/01/43	1,927	1,582,850
Series A, 4.05%, 05/15/48	2,456	1,976,532
Series B, 3.25%, 04/01/51	2,626	1,786,649
Series B, 3.65%, 03/01/52	1,835	1,328,941
Series C, 2.63%, 03/01/31	2,500	2,296,858
DTE Energy Co.
2.85%, 10/01/26	4,125	4,064,409
2.95%, 03/01/30	1,653	1,555,606
4.88%, 06/01/28	4,195	4,268,173
4.95%, 07/01/27	5,215	5,282,800
5.10%, 03/01/29	5,730	5,875,970
5.20%, 04/01/30	4,780	4,927,911
5.85%, 06/01/34	3,665	3,855,111
Series C, 3.40%, 06/15/29	2,435	2,355,002
Duke Energy Carolinas LLC
2.45%, 08/15/29	2,484	2,334,649
2.45%, 02/01/30	2,415	2,253,282
2.55%, 04/15/31	2,708	2,470,460
2.85%, 03/15/32	2,480	2,245,794
2.95%, 12/01/26	2,847	2,812,422
3.20%, 08/15/49	3,515	2,366,111
3.45%, 04/15/51	2,585	1,809,814
3.55%, 03/15/52	2,520	1,794,783
Security	Par (000)	Value
Electric (continued)
3.70%, 12/01/47	$2,372	$1,777,763
3.75%, 06/01/45	2,384	1,842,906
3.88%, 03/15/46	2,840	2,215,496
3.95%, 11/15/28	3,651	3,650,504
3.95%, 03/15/48	2,225	1,736,355
4.00%, 09/30/42	2,124	1,759,394
4.25%, 12/15/41	2,109	1,818,673
4.85%, 03/15/30	1,245	1,279,606
4.85%, 01/15/34	2,595	2,606,031
4.95%, 01/15/33	4,250	4,343,721
5.25%, 03/15/35	2,205	2,268,675
5.30%, 02/15/40	3,535	3,540,694
5.35%, 01/15/53	2,355	2,237,365
5.40%, 01/15/54	4,119	3,972,170
6.00%, 01/15/38	1,462	1,565,478
6.05%, 04/15/38	2,075	2,225,086
6.10%, 06/01/37	2,320	2,479,803
6.45%, 10/15/32	1,740	1,919,984
Series A, 6.00%, 12/01/28	1,804	1,901,725
Duke Energy Corp.
2.45%, 06/01/30	3,680	3,383,205
2.55%, 06/15/31	3,285	2,957,285
2.65%, 09/01/26	4,784	4,714,055
3.15%, 08/15/27	3,983	3,911,202
3.25%, 01/15/82, (5-year CMT + 2.321%)(a)	2,487	2,400,040
3.30%, 06/15/41	3,758	2,830,116
3.40%, 06/15/29	2,687	2,608,654
3.50%, 06/15/51	3,670	2,502,587
3.75%, 09/01/46	6,557	4,879,396
3.95%, 08/15/47	2,420	1,832,206
4.20%, 06/15/49	2,840	2,195,115
4.30%, 03/15/28	4,460	4,481,768
4.50%, 08/15/32	5,160	5,091,620
4.80%, 12/15/45	3,044	2,641,230
4.85%, 01/05/27	2,295	2,316,144
4.85%, 01/05/29	2,265	2,310,292
5.00%, 12/08/27	2,810	2,862,343
5.00%, 08/15/52	5,095	4,443,792
5.45%, 06/15/34	2,980	3,077,438
5.75%, 09/15/33	2,970	3,133,657
5.80%, 06/15/54	2,900	2,825,487
6.10%, 09/15/53	3,265	3,315,975
6.45%, 09/01/54, (5-year CMT + 2.588%)(a)	600	621,370
Duke Energy Florida LLC
1.75%, 06/15/30	2,920	2,608,546
2.40%, 12/15/31	3,275	2,932,804
2.50%, 12/01/29(b)	3,323	3,118,287
3.00%, 12/15/51	2,672	1,686,562
3.20%, 01/15/27	4,772	4,722,618
3.40%, 10/01/46	3,213	2,309,385
3.80%, 07/15/28	3,220	3,207,980
3.85%, 11/15/42	2,121	1,697,373
4.20%, 07/15/48	2,115	1,690,289
5.65%, 04/01/40	1,936	2,003,572
5.88%, 11/15/33	2,325	2,491,963
5.95%, 11/15/52	2,195	2,250,258
6.20%, 11/15/53	2,580	2,743,781
6.35%, 09/15/37	1,821	1,993,572
6.40%, 06/15/38	4,615	5,109,973
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/33(b)	$705	$644,253
Series 2035, 3.11%, 09/01/38(b)	1,165	983,101
Duke Energy Indiana LLC
2.75%, 04/01/50	3,120	1,907,073
3.75%, 05/15/46	1,734	1,328,832
5.25%, 03/01/34	1,590	1,637,189
5.40%, 04/01/53	2,220	2,107,371
5.90%, 05/15/55	1,375	1,399,687
6.12%, 10/15/35	1,409	1,523,948
6.35%, 08/15/38	1,583	1,742,741
6.45%, 04/01/39	2,143	2,368,477
Series WWW, 4.90%, 07/15/43	1,519	1,382,149
Series YYY, 3.25%, 10/01/49	2,740	1,858,224
Duke Energy Ohio Inc.
2.13%, 06/01/30	2,248	2,044,151
3.65%, 02/01/29	2,311	2,274,312
3.70%, 06/15/46	1,942	1,459,804
4.30%, 02/01/49	2,057	1,658,553
5.25%, 04/01/33	2,100	2,163,553
5.30%, 06/15/35	1,500	1,533,909
5.55%, 03/15/54	1,750	1,694,911
5.65%, 04/01/53	1,565	1,536,430
Duke Energy Progress LLC
2.00%, 08/15/31	3,265	2,866,319
2.50%, 08/15/50	3,855	2,243,701
2.90%, 08/15/51	2,229	1,378,045
3.40%, 04/01/32	2,480	2,333,276
3.45%, 03/15/29	3,132	3,066,979
3.60%, 09/15/47	2,756	2,024,735
3.70%, 09/01/28	3,041	3,014,170
3.70%, 10/15/46	2,624	1,978,413
4.00%, 04/01/52	1,570	1,199,122
4.10%, 05/15/42	1,330	1,116,086
4.10%, 03/15/43	1,819	1,510,467
4.15%, 12/01/44	2,699	2,227,519
4.20%, 08/15/45	1,884	1,557,433
4.35%, 03/06/27	630	633,895
4.38%, 03/30/44	2,217	1,875,525
5.05%, 03/15/35	2,605	2,630,372
5.10%, 03/15/34	2,700	2,756,176
5.25%, 03/15/33	2,385	2,465,553
5.35%, 03/15/53	2,435	2,300,623
5.55%, 03/15/55	2,185	2,123,021
6.30%, 04/01/38	1,620	1,772,348
Edison International
4.13%, 03/15/28	3,145	3,095,397
5.25%, 11/15/28	2,845	2,874,175
5.25%, 03/15/32(b)	1,640	1,613,936
5.45%, 06/15/29	2,690	2,719,349
5.75%, 06/15/27	3,458	3,520,885
6.25%, 03/15/30(b)	570	592,889
6.95%, 11/15/29(b)	2,795	2,965,257
El Paso Electric Co.
5.00%, 12/01/44	1,291	1,115,483
6.00%, 05/15/35	809	837,728
Emera U.S. Finance LP
2.64%, 06/15/31	2,810	2,498,187
4.75%, 06/15/46	6,161	5,132,287
Enel Americas SA, 4.00%, 10/25/26	3,468	3,446,600
Enel Chile SA, 4.88%, 06/12/28	4,342	4,393,064
Security	Par (000)	Value
Electric (continued)
Entergy Arkansas LLC
2.65%, 06/15/51	$3,043	$1,779,978
3.35%, 06/15/52	2,040	1,371,239
4.00%, 06/01/28	1,940	1,940,165
4.20%, 04/01/49	2,694	2,133,280
5.15%, 01/15/33	2,015	2,074,030
5.30%, 09/15/33	1,465	1,511,393
5.45%, 06/01/34	2,600	2,697,505
5.75%, 06/01/54	1,475	1,467,365
Entergy Corp.
1.90%, 06/15/28	2,970	2,796,110
2.40%, 06/15/31	2,990	2,665,822
2.80%, 06/15/30	2,992	2,784,034
2.95%, 09/01/26	3,962	3,906,558
3.75%, 06/15/50	2,844	2,028,882
7.13%, 12/01/54, (5-year CMT + 2.670%)(a)	1,400	1,457,783
Entergy Louisiana LLC
1.60%, 12/15/30	1,553	1,357,529
2.35%, 06/15/32	1,980	1,724,337
2.40%, 10/01/26	2,661	2,610,784
2.90%, 03/15/51	3,290	2,034,743
3.05%, 06/01/31	1,735	1,620,021
3.10%, 06/15/41	851	631,247
3.12%, 09/01/27	2,325	2,283,871
3.25%, 04/01/28	2,789	2,738,039
4.00%, 03/15/33	3,542	3,359,294
4.20%, 09/01/48	4,101	3,292,439
4.20%, 04/01/50	2,631	2,082,067
4.75%, 09/15/52	2,230	1,907,313
4.95%, 01/15/45	2,700	2,407,736
5.15%, 09/15/34	3,460	3,501,364
5.35%, 03/15/34	2,070	2,130,498
5.70%, 03/15/54	3,285	3,209,337
5.80%, 03/15/55	2,145	2,135,409
Entergy Mississippi LLC
2.85%, 06/01/28	2,563	2,487,835
3.50%, 06/01/51	2,315	1,589,635
3.85%, 06/01/49	2,244	1,678,406
5.00%, 09/01/33	1,280	1,294,009
5.80%, 04/15/55	1,670	1,662,158
5.85%, 06/01/54	1,760	1,744,181
Entergy Texas Inc.
1.75%, 03/15/31(b)	2,975	2,594,035
3.55%, 09/30/49	2,615	1,837,104
4.00%, 03/30/29	1,652	1,642,083
4.50%, 03/30/39	895	814,395
5.00%, 09/15/52	2,110	1,869,626
5.25%, 04/15/35	2,125	2,160,438
5.55%, 09/15/54	1,805	1,725,156
5.80%, 09/01/53	1,780	1,755,153
Evergy Inc.
2.90%, 09/15/29	5,002	4,734,623
6.65%, 06/01/55, (5-year CMT + 2.558%)(a)	870	882,654
Evergy Kansas Central Inc.
3.10%, 04/01/27	2,505	2,471,116
3.25%, 09/01/49	2,178	1,437,248
3.45%, 04/15/50	2,075	1,435,758
4.10%, 04/01/43	2,330	1,906,689
4.13%, 03/01/42(b)	2,692	2,234,733
4.25%, 12/01/45	1,899	1,560,268
4.70%, 03/13/28	390	394,705
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.25%, 03/15/35	$1,050	$1,061,582
5.70%, 03/15/53	1,665	1,632,370
5.90%, 11/15/33	1,368	1,457,196
Evergy Metro Inc.
4.20%, 06/15/47	2,265	1,823,635
4.20%, 03/15/48	1,504	1,197,917
4.95%, 04/15/33	1,310	1,322,391
5.13%, 08/15/35	1,200	1,199,804
5.30%, 10/01/41	2,011	1,939,803
5.40%, 04/01/34(b)	1,545	1,593,874
Series 2019, 4.13%, 04/01/49	1,843	1,437,748
Series 2020, 2.25%, 06/01/30(b)	2,563	2,344,022
Eversource Energy
2.55%, 03/15/31	1,680	1,513,907
2.90%, 03/01/27	1,300	1,276,544
3.38%, 03/01/32	2,926	2,685,708
3.45%, 01/15/50	3,125	2,170,252
4.60%, 07/01/27	4,033	4,056,568
5.00%, 01/01/27	2,245	2,266,384
5.13%, 05/15/33	3,470	3,483,953
5.45%, 03/01/28	5,850	6,013,743
5.50%, 01/01/34	2,880	2,944,956
5.85%, 04/15/31	3,395	3,595,390
5.95%, 02/01/29	4,240	4,448,297
5.95%, 07/15/34	3,085	3,238,007
Series M, 3.30%, 01/15/28	1,926	1,886,409
Series O, 4.25%, 04/01/29	2,946	2,936,083
Series R, 1.65%, 08/15/30	2,871	2,519,256
Exelon Corp.
2.75%, 03/15/27	3,316	3,246,421
3.35%, 03/15/32	1,275	1,184,299
4.05%, 04/15/30	6,255	6,186,653
4.10%, 03/15/52	3,055	2,321,518
4.45%, 04/15/46	3,023	2,510,146
4.70%, 04/15/50	3,047	2,540,875
4.95%, 06/15/35	2,144	2,092,640
5.10%, 06/15/45	2,955	2,700,390
5.13%, 03/15/31	2,125	2,189,420
5.15%, 03/15/28	4,180	4,275,729
5.15%, 03/15/29	2,815	2,896,040
5.30%, 03/15/33	3,765	3,881,799
5.45%, 03/15/34	3,070	3,166,747
5.60%, 03/15/53	4,745	4,500,209
5.63%, 06/15/35	2,729	2,821,889
5.88%, 03/15/55	2,285	2,255,196
6.50%, 03/15/55, (5-year CMT + 1.975%)(a)	630	651,231
FirstEnergy Corp.
2.65%, 03/01/30	4,355	4,040,495
Series B, 2.25%, 09/01/30	1,810	1,625,437
Series B, 3.90%, 07/15/27	4,375	4,344,350
Series C, 3.40%, 03/01/50	2,620	1,758,455
Series C, 4.85%, 07/15/47	2,920	2,506,355
FirstEnergy Transmission LLC
4.55%, 01/15/30	1,735	1,748,318
4.75%, 01/15/33(c)	1,730	1,725,824
5.00%, 01/15/35	1,535	1,522,064
Florida Power & Light Co.
2.45%, 02/03/32	6,193	5,518,487
2.88%, 12/04/51	5,202	3,244,078
3.15%, 10/01/49	3,819	2,561,785
3.70%, 12/01/47	3,707	2,803,108
Security	Par (000)	Value
Electric (continued)
3.80%, 12/15/42	$2,026	$1,646,742
3.95%, 03/01/48	4,752	3,763,959
3.99%, 03/01/49	2,705	2,115,923
4.05%, 06/01/42	3,170	2,662,441
4.05%, 10/01/44	2,468	2,031,979
4.13%, 02/01/42	2,933	2,497,256
4.13%, 06/01/48	2,421	1,953,228
4.40%, 05/15/28	3,035	3,068,360
4.63%, 05/15/30	3,530	3,594,907
4.80%, 05/15/33	3,145	3,171,338
4.95%, 06/01/35	1,494	1,500,806
5.00%, 08/01/34	920	929,523
5.05%, 04/01/28	5,520	5,668,284
5.10%, 04/01/33	3,720	3,814,063
5.15%, 06/15/29	4,101	4,256,696
5.25%, 02/01/41	1,929	1,897,853
5.30%, 06/15/34	4,690	4,850,941
5.30%, 04/01/53	3,415	3,244,387
5.60%, 06/15/54	3,830	3,791,906
5.63%, 04/01/34	2,065	2,187,659
5.65%, 02/01/37	1,645	1,722,102
5.69%, 03/01/40	2,418	2,505,985
5.70%, 03/15/55	2,870	2,881,663
5.80%, 03/15/65	1,433	1,450,757
5.95%, 02/01/38	2,533	2,720,397
5.96%, 04/01/39	1,820	1,933,901
Series A, 3.30%, 05/30/27	3,846	3,803,942
Fortis Inc./Canada, 3.06%, 10/04/26	6,075	5,983,580
Georgia Power Co.
3.25%, 03/30/27	3,140	3,102,043
4.30%, 03/15/42	4,978	4,300,611
4.30%, 03/15/43	1,857	1,579,835
4.55%, 03/15/30	3,165	3,215,328
4.65%, 05/16/28	4,400	4,466,410
4.70%, 05/15/32	2,615	2,629,996
4.85%, 03/15/31	2,550	2,611,967
4.95%, 05/17/33	4,800	4,860,142
5.00%, 02/23/27	1,725	1,748,854
5.13%, 05/15/52	3,670	3,403,062
5.20%, 03/15/35	3,350	3,398,738
5.25%, 03/15/34	4,080	4,185,064
Series 10-C, 4.75%, 09/01/40	2,454	2,303,491
Series A, 3.25%, 03/15/51	3,490	2,358,121
Series B, 2.65%, 09/15/29	3,597	3,401,827
Series B, 3.70%, 01/30/50	2,483	1,837,890
Iberdrola International BV, 6.75%, 07/15/36	1,732	1,978,562
Idaho Power Co.
5.20%, 08/15/34	1,480	1,519,217
5.50%, 03/15/53	1,810	1,733,743
5.70%, 03/15/55	2,075	2,046,276
5.80%, 04/01/54	960	956,859
Series K, 4.20%, 03/01/48	2,291	1,848,284
Indiana Michigan Power Co.
3.25%, 05/01/51	2,280	1,485,351
3.85%, 05/15/28	2,109	2,098,011
4.25%, 08/15/48	1,835	1,452,381
5.63%, 04/01/53	1,930	1,878,848
6.05%, 03/15/37	655	705,254
Series K, 4.55%, 03/15/46	1,893	1,613,571
Series L, 3.75%, 07/01/47	1,648	1,227,334
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Interstate Power & Light Co.
2.30%, 06/01/30	$1,342	$1,222,827
3.10%, 11/30/51(b)	1,745	1,109,093
3.50%, 09/30/49(b)	1,669	1,169,797
3.60%, 04/01/29	2,517	2,469,295
3.70%, 09/15/46	2,683	1,972,065
4.10%, 09/26/28	3,546	3,543,380
4.95%, 09/30/34	955	940,752
5.45%, 09/30/54	1,345	1,270,549
5.60%, 06/29/35	2,575	2,656,693
5.70%, 10/15/33	1,560	1,620,431
6.25%, 07/15/39	1,040	1,107,330
IPALCO Enterprises Inc.
4.25%, 05/01/30(b)	2,775	2,711,146
5.75%, 04/01/34	2,195	2,212,743
ITC Holdings Corp.
3.35%, 11/15/27	2,005	1,967,330
5.30%, 07/01/43	1,906	1,776,687
Jersey Central Power & Light Co., 5.10%, 01/15/35	1,250	1,252,181
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	572	552,423
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	765	722,859
Kentucky Utilities Co.
3.30%, 06/01/50	2,590	1,747,975
4.38%, 10/01/45	2,596	2,184,558
5.13%, 11/01/40	3,534	3,437,428
5.45%, 04/15/33	1,790	1,859,412
5.85%, 08/15/55	1,790	1,776,876
Louisville Gas & Electric Co.
4.25%, 04/01/49	1,715	1,364,492
5.45%, 04/15/33	1,900	1,976,591
Louisville Gas and Electric Co., Series ., 5.85%, 08/15/55	2,370	2,353,121
MidAmerican Energy Co.
2.70%, 08/01/52	3,030	1,844,714
3.10%, 05/01/27	3,790	3,740,950
3.15%, 04/15/50	3,382	2,261,074
3.65%, 04/15/29	5,530	5,454,105
3.65%, 08/01/48	3,603	2,675,488
3.95%, 08/01/47	2,578	2,019,888
4.25%, 05/01/46	1,715	1,421,688
4.25%, 07/15/49	4,549	3,679,938
4.40%, 10/15/44	2,202	1,883,970
4.80%, 09/15/43	2,092	1,896,995
5.30%, 02/01/55	1,730	1,630,933
5.35%, 01/15/34	2,025	2,098,534
5.75%, 11/01/35	980	1,038,705
5.80%, 10/15/36	1,744	1,861,217
5.85%, 09/15/54	2,735	2,796,072
6.75%, 12/30/31	1,715	1,939,856
Mississippi Power Co.
3.95%, 03/30/28	2,265	2,263,446
Series 12-A, 4.25%, 03/15/42	2,011	1,723,603
Series B, 3.10%, 07/30/51	1,428	931,449
National Grid PLC
5.42%, 01/11/34	2,890	2,972,085
5.60%, 06/12/28	1,130	1,169,929
5.81%, 06/12/33	2,197	2,326,223
National Grid USA, 5.80%, 04/01/35	1,397	1,434,078
Security	Par (000)	Value
Electric (continued)
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	$1,999	$1,707,449
1.65%, 06/15/31	1,855	1,595,569
2.40%, 03/15/30	2,595	2,408,346
2.75%, 04/15/32	2,270	2,040,435
3.05%, 04/25/27	2,761	2,716,238
3.40%, 02/07/28(b)	3,440	3,388,170
3.70%, 03/15/29	1,700	1,676,123
3.90%, 11/01/28	2,143	2,128,996
4.02%, 11/01/32	2,019	1,939,195
4.12%, 09/16/27	2,090	2,093,916
4.15%, 12/15/32	2,015	1,955,906
4.30%, 03/15/49	2,509	2,074,067
4.40%, 11/01/48	2,280	1,910,047
4.75%, 02/07/28	885	898,960
4.80%, 02/05/27	2,430	2,452,819
4.80%, 03/15/28	3,730	3,799,828
4.85%, 02/07/29	2,140	2,190,182
4.95%, 02/07/30	865	890,943
5.00%, 02/07/31	2,305	2,376,235
5.00%, 08/15/34	1,715	1,730,834
5.05%, 09/15/28	2,164	2,222,283
5.10%, 05/06/27	2,295	2,333,441
5.15%, 06/15/29	2,490	2,582,367
5.60%, 11/13/26	2,325	2,361,180
5.80%, 01/15/33	2,890	3,082,457
7.13%, 09/15/53, (5-year CMT + 3.533%)(a)	2,160	2,271,534
Series C, 8.00%, 03/01/32	2,028	2,402,853
Series D, 4.15%, 08/25/28	2,150	2,157,989
Nevada Power Co.
5.90%, 05/01/53	1,375	1,359,253
6.00%, 03/15/54	2,375	2,393,203
Series CC, 3.70%, 05/01/29	2,829	2,785,761
Series DD, 2.40%, 05/01/30	1,900	1,754,427
Series EE, 3.13%, 08/01/50	1,825	1,158,235
Series N, 6.65%, 04/01/36	1,765	1,954,330
Series R, 6.75%, 07/01/37	1,655	1,853,137
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	5,915	5,733,658
1.90%, 06/15/28	5,650	5,329,445
2.25%, 06/01/30	8,073	7,354,649
2.44%, 01/15/32	4,868	4,267,497
2.75%, 11/01/29	5,085	4,801,754
3.00%, 01/15/52	2,395	1,481,768
3.50%, 04/01/29	2,832	2,768,830
3.55%, 05/01/27	8,022	7,941,542
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)	2,480	2,397,838
4.63%, 07/15/27	6,880	6,940,506
4.69%, 09/01/27	2,325	2,346,951
4.80%, 12/01/77(a)(b)	2,633	2,537,466
4.85%, 02/04/28	2,930	2,980,289
4.90%, 02/28/28	6,315	6,425,513
4.90%, 03/15/29	4,545	4,644,220
5.00%, 02/28/30(b)	4,865	5,011,835
5.00%, 07/15/32	4,637	4,714,206
5.05%, 03/15/30	5,385	5,542,924
5.05%, 02/28/33	4,750	4,817,548
5.25%, 03/15/34	5,160	5,251,943
5.25%, 02/28/53	5,050	4,617,865
5.30%, 03/15/32	2,925	3,027,386
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.45%, 03/15/35	$4,110	$4,213,577
5.55%, 03/15/54	3,550	3,371,543
5.65%, 05/01/79(a)(b)	1,116	1,113,895
5.90%, 03/15/55	2,855	2,844,774
6.38%, 08/15/55, (5-year CMT + 2.053%)(a)	50	51,658
6.70%, 09/01/54, (5-year CMT + 2.364%)(a)	1,320	1,360,595
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)	2,130	2,247,730
Series ., 6.50%, 08/15/55, (5-year CMT + 1.979%)(a)	270	283,087
Northern States Power Co.
5.05%, 05/15/35	3,240	3,274,585
5.65%, 05/15/55	1,640	1,625,349
Northern States Power Co./MN
2.25%, 04/01/31	2,530	2,298,258
2.60%, 06/01/51	2,789	1,677,800
2.90%, 03/01/50	3,214	2,075,940
3.20%, 04/01/52	2,270	1,542,421
3.40%, 08/15/42	1,638	1,253,692
3.60%, 05/15/46	1,341	1,009,124
3.60%, 09/15/47	2,433	1,812,915
4.00%, 08/15/45	1,657	1,340,859
4.13%, 05/15/44	1,840	1,530,066
4.50%, 06/01/52	1,900	1,597,155
5.10%, 05/15/53	2,860	2,629,117
5.35%, 11/01/39	840	858,515
5.40%, 03/15/54	2,885	2,792,800
6.20%, 07/01/37	1,453	1,590,801
6.25%, 06/01/36	1,270	1,397,740
Northern States Power Co./WI, 5.65%, 06/15/54	1,365	1,362,440
NorthWestern Corp., 4.18%, 11/15/44	505	412,494
NSTAR Electric Co.
1.95%, 08/15/31	936	821,049
3.10%, 06/01/51(b)	1,875	1,236,922
3.20%, 05/15/27	2,771	2,732,302
3.25%, 05/15/29	2,582	2,506,217
3.95%, 04/01/30	2,457	2,433,871
4.40%, 03/01/44	1,665	1,418,831
4.55%, 06/01/52	2,165	1,796,826
4.85%, 03/01/30	2,370	2,428,366
4.95%, 09/15/52	1,330	1,181,921
5.20%, 03/01/35	1,700	1,726,299
5.40%, 06/01/34	2,550	2,636,257
5.50%, 03/15/40	985	997,833
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	2,000	2,035,574
OGE Energy Corp., 5.45%, 05/15/29	2,240	2,326,915
Oglethorpe Power Corp.
3.75%, 08/01/50	2,260	1,583,898
4.50%, 04/01/47	3,140	2,583,860
5.05%, 10/01/48(b)	2,680	2,385,867
5.25%, 09/01/50	1,627	1,457,437
5.38%, 11/01/40	2,330	2,270,972
5.80%, 06/01/54	1,270	1,223,741
5.90%, 02/01/55	1,485	1,456,218
5.95%, 11/01/39	1,501	1,549,173
6.20%, 12/01/53	2,005	2,050,371
Ohio Edison Co., 6.88%, 07/15/36	1,540	1,747,402
Ohio Power Co.
4.00%, 06/01/49	2,207	1,651,486
4.15%, 04/01/48	1,782	1,376,848
Security	Par (000)	Value
Electric (continued)
5.00%, 06/01/33	$1,335	$1,343,342
5.65%, 06/01/34	1,990	2,064,878
Series P, 2.60%, 04/01/30	1,988	1,848,163
Series Q, 1.63%, 01/15/31	2,701	2,332,671
Series R, 2.90%, 10/01/51	2,510	1,506,944
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	2,141	2,055,470
3.30%, 03/15/30	2,336	2,236,807
3.80%, 08/15/28	2,987	2,969,218
3.85%, 08/15/47	1,769	1,361,386
4.15%, 04/01/47	2,855	2,315,180
5.40%, 01/15/33	2,025	2,099,932
5.60%, 04/01/53	3,680	3,567,031
5.80%, 04/01/55	1,305	1,299,645
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	2,520	1,485,288
2.75%, 05/15/30	3,687	3,456,475
3.10%, 09/15/49	3,360	2,207,921
3.70%, 11/15/28	4,258	4,212,711
3.70%, 05/15/50	1,956	1,411,979
3.75%, 04/01/45	2,616	2,017,680
3.80%, 09/30/47	1,837	1,400,226
3.80%, 06/01/49	2,598	1,925,348
4.10%, 11/15/48	2,245	1,777,232
4.15%, 06/01/32	2,010	1,948,573
4.30%, 05/15/28	750	755,167
4.50%, 03/20/27(c)	2,210	2,225,405
4.55%, 09/15/32	3,010	2,991,608
4.55%, 12/01/41	2,061	1,830,227
4.60%, 06/01/52	1,570	1,295,647
4.65%, 11/01/29	2,585	2,630,141
4.95%, 09/15/52	3,920	3,480,181
5.25%, 09/30/40	2,477	2,439,046
5.30%, 06/01/42	1,608	1,553,033
5.35%, 04/01/35(c)	1,700	1,748,455
5.35%, 10/01/52	1,400	1,309,742
5.55%, 06/15/54	3,385	3,268,889
5.65%, 11/15/33	3,220	3,408,214
5.75%, 03/15/29	1,679	1,757,460
5.80%, 04/01/55(c)	2,260	2,259,314
7.00%, 05/01/32	1,559	1,758,940
7.25%, 01/15/33	2,227	2,548,378
7.50%, 09/01/38	1,264	1,521,654
Pacific Gas and Electric Co.
2.10%, 08/01/27	4,895	4,690,491
2.50%, 02/01/31	9,138	8,102,959
3.00%, 06/15/28	3,785	3,644,844
3.25%, 06/01/31	3,995	3,663,542
3.30%, 03/15/27	2,668	2,622,200
3.30%, 12/01/27	5,307	5,180,786
3.30%, 08/01/40	4,257	3,152,045
3.50%, 08/01/50	8,670	5,681,787
3.75%, 07/01/28	4,324	4,237,945
3.75%, 08/15/42	1,863	1,358,287
3.95%, 12/01/47	4,343	3,143,111
4.00%, 12/01/46	3,049	2,210,309
4.20%, 03/01/29	3,605	3,562,481
4.20%, 06/01/41	2,217	1,749,767
4.25%, 03/15/46	2,317	1,749,365
4.30%, 03/15/45	2,909	2,235,655
4.40%, 03/01/32	2,185	2,103,710
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.45%, 04/15/42	$2,016	$1,609,685
4.50%, 07/01/40	8,268	7,047,957
4.55%, 07/01/30	13,214	13,087,587
4.60%, 06/15/43	1,517	1,223,751
4.65%, 08/01/28	2,308	2,312,646
4.75%, 02/15/44	2,990	2,473,008
4.95%, 07/01/50	13,682	11,322,506
5.00%, 06/04/28	2,355	2,390,432
5.25%, 03/01/52	2,840	2,423,650
5.45%, 06/15/27	2,374	2,410,124
5.55%, 05/15/29	4,085	4,201,455
5.70%, 03/01/35	2,635	2,669,873
5.80%, 05/15/34	4,595	4,694,894
5.90%, 06/15/32	2,905	3,024,051
5.90%, 10/01/54	3,075	2,875,004
6.00%, 08/15/35	3,145	3,252,915
6.10%, 01/15/29	3,320	3,467,442
6.15%, 01/15/33	3,625	3,806,873
6.15%, 03/01/55	2,645	2,558,902
6.40%, 06/15/33	4,585	4,867,932
6.70%, 04/01/53	3,135	3,226,925
6.75%, 01/15/53	6,790	7,010,369
6.95%, 03/15/34	3,720	4,072,763
PacifiCorp
2.70%, 09/15/30	2,245	2,072,132
2.90%, 06/15/52	5,240	3,062,678
3.30%, 03/15/51	2,904	1,851,588
3.50%, 06/15/29	2,105	2,045,547
4.10%, 02/01/42	1,683	1,344,234
4.13%, 01/15/49	2,965	2,247,779
4.15%, 02/15/50	2,677	2,027,332
5.10%, 02/15/29	3,165	3,242,376
5.25%, 06/15/35	1,114	1,116,371
5.30%, 02/15/31(b)	3,240	3,361,713
5.35%, 12/01/53	5,040	4,512,959
5.45%, 02/15/34	4,390	4,461,574
5.50%, 05/15/54	4,220	3,847,956
5.75%, 04/01/37	1,752	1,789,741
5.80%, 01/15/55	6,120	5,777,148
6.00%, 01/15/39	2,988	3,081,580
6.10%, 08/01/36	1,565	1,649,592
6.25%, 10/15/37	2,691	2,846,872
6.35%, 07/15/38	1,420	1,504,474
7.70%, 11/15/31	1,155	1,344,545
PECO Energy Co.
2.80%, 06/15/50	800	496,781
2.85%, 09/15/51	1,700	1,056,230
3.00%, 09/15/49	1,845	1,198,254
3.05%, 03/15/51	1,270	817,124
3.70%, 09/15/47	1,751	1,323,492
3.90%, 03/01/48	2,957	2,308,615
4.15%, 10/01/44	1,385	1,148,504
4.38%, 08/15/52	1,850	1,514,226
4.60%, 05/15/52	1,800	1,544,467
4.90%, 06/15/33	2,557	2,596,000
5.25%, 09/15/54	1,920	1,805,059
5.95%, 10/01/36	1,095	1,173,534
PG&E Recovery Funding LLC
5.05%, 07/15/34	77	78,528
Series A-1, 4.84%, 06/01/35	3,399	3,436,369
Series A-2, 5.23%, 06/01/42	4,000	3,987,365
Security	Par (000)	Value
Electric (continued)
Series A-2, 5.26%, 01/15/40	$825	$841,475
Series A-3, 5.53%, 06/01/51	3,980	3,926,497
PG&E Wildfire Recovery Funding LLC
Series A-1, 4.02%, 06/01/33	1,950	1,939,212
Series A-2, 4.26%, 06/01/38	8,350	7,991,784
Series A-2, 4.72%, 06/01/37	2,575	2,533,725
Series A-3, 4.38%, 06/03/41	2,000	1,877,675
Series A-3, 5.08%, 06/01/43	2,300	2,261,813
Series A-4, 4.45%, 12/01/49	20,000	17,436,011
Series A-4, 5.21%, 12/01/49	2,540	2,411,264
Series A-5, 4.67%, 12/01/53	2,000	1,725,173
Pinnacle West Capital Corp.
4.90%, 05/15/28	2,810	2,851,830
5.15%, 05/15/30	1,380	1,419,327
Potomac Electric Power Co.
4.15%, 03/15/43	3,009	2,510,517
5.20%, 03/15/34	1,800	1,844,247
5.50%, 03/15/54	1,490	1,433,155
6.50%, 11/15/37	1,360	1,517,362
PPL Capital Funding Inc.
4.13%, 04/15/30	2,030	2,013,332
5.25%, 09/01/34	1,435	1,455,161
PPL Electric Utilities Corp.
3.00%, 10/01/49	2,192	1,424,412
3.95%, 06/01/47	2,173	1,721,096
4.13%, 06/15/44	1,563	1,305,475
4.15%, 10/01/45	1,925	1,595,506
4.15%, 06/15/48	2,160	1,747,809
4.75%, 07/15/43	1,875	1,692,699
4.85%, 02/15/34	2,575	2,590,160
5.00%, 05/15/33	2,810	2,870,645
5.25%, 05/15/53	3,510	3,317,711
5.55%, 08/15/55	4,300	4,202,968
6.25%, 05/15/39	1,070	1,177,046
Progress Energy Inc.
6.00%, 12/01/39	2,852	2,996,845
7.00%, 10/30/31	2,005	2,263,005
7.75%, 03/01/31	2,914	3,370,818
Public Service Co. of Colorado
1.88%, 06/15/31	1,300	1,133,193
3.60%, 09/15/42	1,933	1,487,160
3.70%, 06/15/28(b)	2,525	2,509,323
3.80%, 06/15/47	2,189	1,639,023
4.05%, 09/15/49	2,021	1,551,568
4.10%, 06/01/32	1,645	1,594,954
4.10%, 06/15/48	1,750	1,357,970
4.30%, 03/15/44	1,576	1,299,557
4.50%, 06/01/52	2,055	1,664,243
5.15%, 09/15/35	2,295	2,281,034
5.25%, 04/01/53	4,035	3,679,310
5.35%, 05/15/34	3,900	3,969,959
5.75%, 05/15/54	2,220	2,180,464
5.85%, 05/15/55	4,990	4,917,506
6.50%, 08/01/38	600	655,705
Series 17, 6.25%, 09/01/37	1,684	1,819,494
Series 34, 3.20%, 03/01/50	2,629	1,726,098
Series 35, 1.90%, 01/15/31	2,229	1,960,977
Series 36, 2.70%, 01/15/51	2,250	1,320,772
Public Service Co. of New Hampshire
3.60%, 07/01/49	1,695	1,245,545
4.40%, 07/01/28	1,320	1,333,298
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.15%, 01/15/53	$1,725	$1,588,622
5.35%, 10/01/33	2,675	2,791,385
Series V, 2.20%, 06/15/31	280	249,979
Public Service Co. of Oklahoma
5.20%, 01/15/35	2,385	2,391,677
5.25%, 01/15/33	2,325	2,373,553
5.45%, 01/15/36	3,525	3,567,060
Series J, 2.20%, 08/15/31	1,815	1,595,599
Series K, 3.15%, 08/15/51	640	400,515
Public Service Electric & Gas Co.
1.90%, 08/15/31	2,455	2,145,088
2.05%, 08/01/50	3,050	1,614,888
2.25%, 09/15/26	1,499	1,470,913
2.45%, 01/15/30	2,084	1,941,364
2.70%, 05/01/50	1,895	1,157,736
3.00%, 05/15/27	2,874	2,829,840
3.00%, 03/01/51	870	565,687
3.10%, 03/15/32(b)	1,204	1,104,359
3.15%, 01/01/50	1,795	1,210,549
3.20%, 05/15/29	1,919	1,862,316
3.20%, 08/01/49	2,545	1,740,100
3.60%, 12/01/47	2,204	1,639,223
3.65%, 09/01/28	2,663	2,634,826
3.65%, 09/01/42	1,685	1,326,755
3.70%, 05/01/28	2,254	2,240,543
3.80%, 01/01/43	1,154	925,303
3.80%, 03/01/46	2,653	2,065,076
3.85%, 05/01/49	2,402	1,836,645
3.95%, 05/01/42	1,390	1,146,091
4.05%, 05/01/48	2,021	1,614,154
4.65%, 03/15/33	1,725	1,725,323
4.85%, 08/01/34	2,325	2,331,255
4.90%, 12/15/32	2,278	2,321,043
5.05%, 03/01/35	1,060	1,074,246
5.13%, 03/15/53	985	911,335
5.20%, 08/01/33	1,030	1,063,581
5.20%, 03/01/34	1,990	2,043,150
5.30%, 08/01/54	1,905	1,806,949
5.45%, 08/01/53	1,010	980,083
5.45%, 03/01/54	2,190	2,128,512
5.50%, 03/01/40	1,047	1,066,406
5.80%, 05/01/37	743	789,212
Public Service Electric and Gas Co.
4.90%, 08/15/35	1,350	1,347,000
Series Q, 5.50%, 03/01/55	260	254,519
Public Service Enterprise Group Inc.
1.60%, 08/15/30	2,783	2,428,930
2.45%, 11/15/31	3,140	2,783,831
4.90%, 03/15/30	1,730	1,767,785
5.20%, 04/01/29	3,565	3,678,030
5.40%, 03/15/35	1,600	1,631,869
5.45%, 04/01/34	2,415	2,482,202
5.85%, 11/15/27	2,080	2,153,795
5.88%, 10/15/28	3,285	3,441,942
6.13%, 10/15/33	2,525	2,705,674
Puget Energy Inc.
2.38%, 06/15/28	3,905	3,703,384
4.10%, 06/15/30	2,604	2,536,972
4.22%, 03/15/32	2,304	2,189,144
5.73%, 03/15/35	955	969,300
Security	Par (000)	Value
Electric (continued)
Puget Sound Energy Inc.
2.89%, 09/15/51	$2,055	$1,258,532
3.25%, 09/15/49	3,353	2,236,776
4.22%, 06/15/48	3,870	3,119,367
4.30%, 05/20/45	2,352	1,915,277
5.33%, 06/15/34	1,845	1,891,611
5.45%, 06/01/53	650	616,838
5.64%, 04/15/41	840	830,692
5.69%, 06/15/54	1,785	1,757,345
5.76%, 10/01/39	1,540	1,592,360
5.80%, 03/15/40	1,375	1,415,175
6.27%, 03/15/37	1,125	1,217,687
San Diego Gas & Electric Co.
3.70%, 03/15/52	2,260	1,609,124
4.15%, 05/15/48	2,200	1,741,775
4.50%, 08/15/40	1,633	1,480,251
4.95%, 08/15/28	3,607	3,702,968
5.35%, 04/01/53	3,725	3,468,580
5.40%, 04/15/35	2,100	2,154,506
5.55%, 04/15/54	2,895	2,771,181
6.00%, 06/01/39	1,050	1,120,291
Series RRR, 3.75%, 06/01/47	2,295	1,713,803
Series TTT, 4.10%, 06/15/49	2,124	1,660,630
Series UUU, 3.32%, 04/15/50	2,291	1,537,176
Series VVV, 1.70%, 10/01/30	4,409	3,886,331
Series WWW, 2.95%, 08/15/51	3,970	2,493,910
Series XXX, 3.00%, 03/15/32	2,355	2,141,380
Sempra
3.25%, 06/15/27	4,103	4,030,825
3.40%, 02/01/28	5,127	5,023,749
3.70%, 04/01/29	2,928	2,869,523
3.80%, 02/01/38	4,602	3,878,393
4.00%, 02/01/48	3,507	2,621,017
4.13%, 04/01/52, (5-year CMT + 2.868%)(a)	4,290	4,177,477
5.50%, 08/01/33	3,040	3,123,275
6.00%, 10/15/39	3,350	3,425,362
6.40%, 10/01/54, (5-year CMT + 2.632%)(a)	1,385	1,369,423
6.55%, 04/01/55, (5-year CMT + 2.138%)(a)	145	143,051
6.63%, 04/01/55, (5-year CMT + 2.354%)(a)	15	15,042
6.88%, 10/01/54, (5-year CMT + 2.789%)(a)	1,860	1,893,100
Sierra Pacific Power Co., 5.90%, 03/15/54	2,380	2,358,248
Southern California Edison Co.
2.25%, 06/01/30	3,092	2,781,334
2.75%, 02/01/32	3,305	2,901,316
2.85%, 08/01/29	2,558	2,408,866
3.45%, 02/01/52	2,800	1,822,931
3.65%, 02/01/50	5,779	3,974,631
4.00%, 04/01/47	7,689	5,726,814
4.05%, 03/15/42	2,412	1,905,881
4.40%, 09/06/26	2,250	2,252,169
4.50%, 09/01/40	2,680	2,349,137
4.65%, 10/01/43	3,738	3,146,374
4.88%, 02/01/27(b)	3,290	3,313,970
5.15%, 06/01/29	2,690	2,747,832
5.20%, 06/01/34	3,570	3,546,173
5.25%, 03/15/30	2,675	2,738,747
5.30%, 03/01/28	1,535	1,568,505
5.45%, 06/01/31	2,285	2,363,822
5.45%, 03/01/35(b)	3,200	3,220,173
5.50%, 03/15/40	2,138	2,078,555
5.63%, 02/01/36	1,589	1,594,001
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.65%, 10/01/28	$1,715	$1,775,137
5.70%, 03/01/53	1,465	1,352,045
5.75%, 04/15/54	2,005	1,866,566
5.85%, 11/01/27	2,940	3,027,396
5.88%, 12/01/53	2,860	2,719,223
5.90%, 03/01/55	2,550	2,433,098
5.95%, 11/01/32	2,539	2,669,775
6.00%, 01/15/34(b)	3,199	3,325,498
6.05%, 03/15/39	2,200	2,260,073
6.20%, 09/15/55	2,675	2,654,773
6.65%, 04/01/29	2,025	2,126,680
Series 04-G, 5.75%, 04/01/35	1,359	1,400,119
Series 05-E, 5.35%, 07/15/35	1,511	1,509,517
Series 06-E, 5.55%, 01/15/37	1,730	1,716,554
Series 08-A, 5.95%, 02/01/38	2,357	2,409,598
Series 13-A, 3.90%, 03/15/43	2,374	1,824,472
Series 20A, 2.95%, 02/01/51(b)	2,420	1,468,073
Series A, 4.20%, 03/01/29	2,878	2,851,989
Series B, 3.65%, 03/01/28	2,192	2,157,080
Series B, 4.88%, 03/01/49	3,081	2,571,273
Series C, 3.60%, 02/01/45	2,010	1,440,043
Series C, 4.13%, 03/01/48	6,072	4,590,966
Series D, 4.70%, 06/01/27	3,367	3,383,257
Series E, 5.45%, 06/01/52	1,889	1,683,990
Series G, 2.50%, 06/01/31	3,347	2,963,836
Series H, 3.65%, 06/01/51	2,307	1,568,480
Southern Co. (The)
4.25%, 07/01/36	2,025	1,863,505
4.40%, 07/01/46	8,891	7,395,296
4.85%, 06/15/28	3,110	3,170,121
4.85%, 03/15/35	3,430	3,363,097
5.11%, 08/01/27	3,300	3,364,220
5.20%, 06/15/33	3,805	3,884,809
5.50%, 03/15/29	4,710	4,910,480
5.70%, 10/15/32	2,595	2,735,746
5.70%, 03/15/34	3,860	4,045,862
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.069%)(a)	180	188,482
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(a)	4,485	4,422,653
Series 21-B, 1.75%, 03/15/28	1,970	1,858,106
Series A, 3.70%, 04/30/30	4,910	4,784,183
Southern Power Co.
5.15%, 09/15/41	2,698	2,549,449
5.25%, 07/15/43	1,415	1,331,163
Series F, 4.95%, 12/15/46	1,905	1,677,243
Southwestern Electric Power Co.
3.25%, 11/01/51	3,295	2,122,282
5.30%, 04/01/33	1,520	1,542,179
6.20%, 03/15/40	1,469	1,532,127
Series J, 3.90%, 04/01/45	1,720	1,301,771
Series K, 2.75%, 10/01/26	2,270	2,231,208
Series L, 3.85%, 02/01/48	2,333	1,697,525
Series M, 4.10%, 09/15/28	2,615	2,610,701
Southwestern Public Service Co.
3.40%, 08/15/46	1,778	1,224,164
3.70%, 08/15/47	2,230	1,626,417
3.75%, 06/15/49	2,028	1,456,360
4.50%, 08/15/41	2,141	1,879,650
5.30%, 05/15/35	2,250	2,270,040
6.00%, 06/01/54	2,860	2,864,740
Security	Par (000)	Value
Electric (continued)
Series 6, 4.40%, 11/15/48	$1,368	$1,093,585
Series 8, 3.15%, 05/01/50	2,333	1,501,152
System Energy Resources Inc.
5.30%, 12/15/34	2,160	2,151,437
6.00%, 04/15/28	1,675	1,743,748
Tampa Electric Co.
2.40%, 03/15/31	2,114	1,915,207
3.45%, 03/15/51	1,365	942,246
3.63%, 06/15/50	2,251	1,600,098
4.10%, 06/15/42	1,993	1,667,274
4.30%, 06/15/48	1,854	1,512,157
4.35%, 05/15/44	1,685	1,426,312
4.45%, 06/15/49	2,379	1,949,395
4.90%, 03/01/29	2,490	2,546,868
5.00%, 07/15/52	1,465	1,292,039
5.15%, 03/01/35	2,095	2,111,591
Toledo Edison Co. (The), 6.15%, 05/15/37	1,179	1,277,247
Tucson Electric Power Co.
1.50%, 08/01/30	4,256	3,701,467
3.25%, 05/15/32	1,423	1,307,266
3.25%, 05/01/51	1,560	1,009,076
4.00%, 06/15/50	2,272	1,699,657
4.85%, 12/01/48	1,552	1,348,998
5.20%, 09/15/34	1,920	1,937,313
5.50%, 04/15/53	2,425	2,273,810
5.90%, 04/15/55	1,615	1,594,043
Union Electric Co.
2.15%, 03/15/32	2,660	2,304,188
2.63%, 03/15/51	2,406	1,423,695
2.95%, 06/15/27	2,833	2,786,868
2.95%, 03/15/30	2,969	2,824,455
3.25%, 10/01/49	1,846	1,239,777
3.50%, 03/15/29	2,971	2,914,894
3.65%, 04/15/45	2,105	1,608,527
3.90%, 09/15/42	2,180	1,768,670
3.90%, 04/01/52	1,680	1,266,901
4.00%, 04/01/48	2,060	1,619,554
5.13%, 03/15/55	1,640	1,498,033
5.20%, 04/01/34	2,240	2,294,814
5.25%, 04/15/35	2,355	2,407,606
5.25%, 01/15/54	1,770	1,633,906
5.30%, 08/01/37	975	986,364
5.45%, 03/15/53	2,315	2,211,497
8.45%, 03/15/39	1,373	1,770,917
Virginia Electric & Power Co.
2.30%, 11/15/31	2,509	2,216,362
2.40%, 03/30/32	1,475	1,292,702
2.45%, 12/15/50	4,542	2,550,007
2.95%, 11/15/51	4,195	2,607,812
3.30%, 12/01/49	2,955	1,983,333
4.00%, 01/15/43	2,520	2,041,857
4.45%, 02/15/44	2,690	2,299,283
4.60%, 12/01/48	2,765	2,355,937
5.00%, 04/01/33	3,470	3,518,080
5.00%, 01/15/34	2,505	2,514,496
5.05%, 08/15/34	2,530	2,550,505
5.15%, 03/15/35	2,390	2,410,518
5.30%, 08/15/33	1,925	1,978,815
5.35%, 01/15/54	2,255	2,100,876
5.45%, 04/01/53	3,396	3,218,856
5.55%, 08/15/54	1,835	1,765,388
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.65%, 03/15/55	$1,810	$1,775,941
5.70%, 08/15/53	2,770	2,721,820
6.35%, 11/30/37	2,037	2,220,964
8.88%, 11/15/38	2,823	3,753,521
Series A, 2.88%, 07/15/29	2,952	2,823,563
Series A, 3.50%, 03/15/27	4,202	4,169,091
Series A, 3.80%, 04/01/28	3,855	3,841,560
Series A, 6.00%, 05/15/37	2,532	2,692,076
Series B, 2.95%, 11/15/26	2,610	2,572,547
Series B, 3.75%, 05/15/27	2,189	2,177,770
Series B, 3.80%, 09/15/47	2,592	1,950,173
Series B, 4.20%, 05/15/45	1,682	1,377,717
Series B, 6.00%, 01/15/36	2,014	2,141,249
Series C, 4.00%, 11/15/46	2,410	1,890,950
Series C, 4.63%, 05/15/52	2,920	2,440,577
Series D, 4.65%, 08/15/43	2,690	2,369,701
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/33	6,000	6,116,080
WEC Energy Group Inc.
1.38%, 10/15/27	2,934	2,778,084
1.80%, 10/15/30	860	761,166
2.20%, 12/15/28	1,357	1,275,497
4.75%, 01/15/28	2,480	2,518,026
5.15%, 10/01/27	2,375	2,419,542
5.60%, 09/12/26	1,161	1,175,754
Wisconsin Electric Power Co.
1.70%, 06/15/28	2,105	1,982,361
4.30%, 10/15/48	1,915	1,578,934
4.60%, 10/01/34	1,740	1,717,226
4.75%, 09/30/32	2,400	2,446,730
5.00%, 05/15/29	1,390	1,432,106
5.05%, 10/01/54	1,260	1,138,884
5.63%, 05/15/33	1,140	1,218,060
5.70%, 12/01/36	680	729,895
Wisconsin Power and Light Co.
1.95%, 09/16/31	2,640	2,294,306
3.00%, 07/01/29	3,023	2,893,021
3.05%, 10/15/27	1,810	1,769,236
3.65%, 04/01/50	2,105	1,488,602
3.95%, 09/01/32	2,535	2,423,439
4.95%, 04/01/33	1,580	1,595,507
5.38%, 03/30/34	1,470	1,517,840
6.38%, 08/15/37	620	681,335
Wisconsin Public Service Corp.
2.85%, 12/01/51	2,635	1,614,819
3.30%, 09/01/49	1,935	1,312,848
3.67%, 12/01/42	1,930	1,510,817
4.55%, 12/01/29	805	819,204
4.75%, 11/01/44	2,403	2,141,006
Xcel Energy Inc.
1.75%, 03/15/27	370	356,698
2.35%, 11/15/31	1,590	1,395,416
2.60%, 12/01/29	3,001	2,799,283
3.35%, 12/01/26	3,307	3,269,069
3.40%, 06/01/30	2,915	2,790,968
3.50%, 12/01/49	2,435	1,670,402
4.00%, 06/15/28	3,669	3,660,575
4.60%, 06/01/32	3,135	3,088,792
4.75%, 03/21/28	1,440	1,457,440
5.45%, 08/15/33	3,505	3,588,021
5.50%, 03/15/34	3,935	4,024,326
Security	Par (000)	Value
Electric (continued)
5.60%, 04/15/35	$2,130	$2,178,940
6.50%, 07/01/36	1,319	1,431,337
		2,859,033,277
Electrical Components & Equipment — 0.0%
ABB Finance USA Inc.
3.80%, 04/03/28	1,090	1,093,738
4.38%, 05/08/42	520	459,434
Acuity Brands Lighting Inc., 2.15%, 12/15/30	2,211	1,974,079
Emerson Electric Co.
0.88%, 10/15/26	2,954	2,854,997
1.80%, 10/15/27	3,486	3,340,079
1.95%, 10/15/30	2,406	2,168,636
2.00%, 12/21/28	4,862	4,570,524
2.20%, 12/21/31	3,681	3,263,882
2.75%, 10/15/50	3,808	2,383,128
2.80%, 12/21/51	4,495	2,801,438
5.00%, 03/15/35	1,155	1,174,413
5.25%, 11/15/39	2,215	2,230,644
		28,314,992
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	3,191	3,085,539
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	2,787	2,745,080
5.41%, 07/01/32	2,300	2,386,710
5.60%, 05/29/34	1,780	1,832,684
Amphenol Corp.
2.20%, 09/15/31	3,365	2,977,476
2.80%, 02/15/30	5,267	4,978,918
4.35%, 06/01/29	3,291	3,322,490
4.38%, 06/12/28	1,720	1,736,676
5.00%, 01/15/35	2,660	2,682,372
5.05%, 04/05/27	2,535	2,573,653
5.05%, 04/05/29	2,005	2,067,519
5.25%, 04/05/34	1,665	1,720,048
5.38%, 11/15/54	1,420	1,378,016
Arrow Electronics Inc.
2.95%, 02/15/32	3,043	2,688,504
3.88%, 01/12/28	3,310	3,267,286
5.15%, 08/21/29	2,165	2,214,938
5.88%, 04/10/34	2,335	2,422,821
Avnet Inc.
3.00%, 05/15/31	2,061	1,865,497
5.50%, 06/01/32	1,825	1,845,536
6.25%, 03/15/28	2,350	2,446,581
Flex Ltd.
4.88%, 06/15/29	3,456	3,493,858
4.88%, 05/12/30	3,169	3,201,954
5.25%, 01/15/32	2,720	2,778,136
6.00%, 01/15/28	2,640	2,732,648
Fortive Corp., 4.30%, 06/15/46	2,340	1,913,526
Honeywell International Inc.
1.10%, 03/01/27	4,744	4,540,591
1.75%, 09/01/31(b)	6,620	5,700,960
1.95%, 06/01/30	4,451	4,028,432
2.50%, 11/01/26	7,972	7,826,556
2.70%, 08/15/29	4,275	4,067,246
2.80%, 06/01/50	5,605	3,518,425
3.81%, 11/21/47	1,855	1,425,899
4.25%, 01/15/29	4,310	4,332,231
4.50%, 01/15/34	4,175	4,094,956
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
4.65%, 07/30/27	$3,705	$3,749,985
4.70%, 02/01/30	3,565	3,635,279
4.75%, 02/01/32	2,980	3,025,460
4.88%, 09/01/29	3,080	3,170,707
4.95%, 02/15/28	3,990	4,083,839
4.95%, 09/01/31	2,595	2,675,009
5.00%, 02/15/33	5,085	5,181,828
5.00%, 03/01/35(b)	6,220	6,261,348
5.25%, 03/01/54	5,115	4,759,927
5.35%, 03/01/64	2,930	2,715,401
5.38%, 03/01/41	2,595	2,634,312
5.70%, 03/15/36	2,419	2,552,186
5.70%, 03/15/37	2,285	2,403,111
Hubbell Inc.
2.30%, 03/15/31	1,165	1,043,542
3.15%, 08/15/27	2,497	2,446,033
3.50%, 02/15/28	3,194	3,142,447
Jabil Inc.
3.00%, 01/15/31	3,331	3,055,802
3.60%, 01/15/30	3,021	2,902,445
3.95%, 01/12/28	3,830	3,796,927
4.25%, 05/15/27	2,065	2,063,782
5.45%, 02/01/29	1,435	1,474,484
Keysight Technologies Inc.
3.00%, 10/30/29	4,309	4,088,938
4.60%, 04/06/27	5,298	5,321,972
4.95%, 10/15/34	1,155	1,147,048
5.35%, 07/30/30	785	815,698
TD SYNNEX Corp.
2.38%, 08/09/28	2,790	2,643,579
2.65%, 08/09/31	3,171	2,821,886
6.10%, 04/12/34	1,540	1,614,393
Trimble Inc.
4.90%, 06/15/28	3,499	3,549,138
6.10%, 03/15/33	1,205	1,284,467
Tyco Electronics Group SA
2.50%, 02/04/32	1,955	1,740,282
3.13%, 08/15/27	3,930	3,860,667
4.50%, 02/09/31	2,125	2,141,653
4.63%, 02/01/30	2,295	2,336,491
5.00%, 05/09/35	1,120	1,115,263
7.13%, 10/01/37	2,126	2,492,771
Vontier Corp.
2.40%, 04/01/28	3,366	3,196,136
2.95%, 04/01/31	3,114	2,834,639
		213,672,637
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	4,005	4,190,748
6.35%, 08/18/28	4,342	4,575,509
MasTec Inc., 5.90%, 06/15/29	970	1,014,966
		9,781,223
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(b)	2,083	1,606,412
Republic Services Inc.
1.45%, 02/15/31	3,833	3,300,976
1.75%, 02/15/32	3,195	2,721,695
2.30%, 03/01/30	3,275	3,027,926
2.38%, 03/15/33(b)	3,185	2,745,810
Security	Par (000)	Value
Environmental Control (continued)
3.05%, 03/01/50	$3,325	$2,228,447
3.38%, 11/15/27	3,270	3,232,082
3.95%, 05/15/28	4,441	4,441,555
4.75%, 07/15/30	1,680	1,723,983
4.88%, 04/01/29	3,045	3,123,124
5.00%, 11/15/29	2,210	2,283,793
5.00%, 12/15/33	2,745	2,808,878
5.00%, 04/01/34	3,245	3,302,323
5.15%, 03/15/35	1,675	1,710,707
5.20%, 11/15/34	2,235	2,294,526
5.70%, 05/15/41	2,006	2,066,344
6.20%, 03/01/40	1,075	1,171,573
Veralto Corp.
5.35%, 09/18/28	3,580	3,697,380
5.45%, 09/18/33	1,900	1,962,398
5.50%, 09/18/26	3,795	3,833,483
Waste Connections Inc.
2.20%, 01/15/32	3,123	2,725,935
2.60%, 02/01/30	3,297	3,095,500
2.95%, 01/15/52	4,095	2,577,317
3.05%, 04/01/50	3,431	2,246,878
3.20%, 06/01/32	2,230	2,056,403
3.50%, 05/01/29	2,976	2,927,784
4.20%, 01/15/33	3,055	2,968,644
4.25%, 12/01/28	2,997	3,019,323
5.00%, 03/01/34	3,010	3,053,634
5.25%, 09/01/35	2,555	2,611,729
Waste Management Inc.
1.15%, 03/15/28	2,520	2,353,269
1.50%, 03/15/31(b)	2,768	2,394,719
2.00%, 06/01/29	2,755	2,562,561
2.50%, 11/15/50	2,437	1,430,759
2.95%, 06/01/41	2,895	2,145,721
3.15%, 11/15/27	4,273	4,199,200
3.88%, 01/15/29	740	733,847
4.10%, 03/01/45	1,030	855,072
4.15%, 04/15/32	2,500	2,454,541
4.15%, 07/15/49	4,152	3,369,086
4.50%, 03/15/28	4,770	4,828,726
4.63%, 02/15/30	3,770	3,841,088
4.63%, 02/15/33	2,395	2,406,968
4.65%, 03/15/30	3,625	3,696,936
4.80%, 03/15/32	4,400	4,491,740
4.88%, 02/15/29	3,725	3,831,299
4.88%, 02/15/34	5,250	5,333,556
4.95%, 07/03/27	2,220	2,259,079
4.95%, 07/03/31	2,210	2,285,460
4.95%, 03/15/35	6,685	6,719,577
5.35%, 10/15/54	5,730	5,489,402
		148,249,168
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,356	4,748,319
Conagra Brands Inc.
1.38%, 11/01/27	4,683	4,392,628
4.85%, 11/01/28	4,970	5,022,989
5.00%, 08/01/30	2,365	2,386,617
5.30%, 10/01/26	2,465	2,487,928
5.30%, 11/01/38	4,441	4,189,763
5.40%, 11/01/48	4,853	4,267,457
5.75%, 08/01/35	2,195	2,206,155
7.00%, 10/01/28	3,589	3,834,124
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
8.25%, 09/15/30	$1,732	$2,002,043
Flowers Foods Inc.
2.40%, 03/15/31	2,810	2,478,727
3.50%, 10/01/26	2,507	2,477,980
5.75%, 03/15/35	10	10,174
6.20%, 03/15/55	410	396,760
General Mills Inc.
2.25%, 10/14/31	3,112	2,735,179
2.88%, 04/15/30	3,684	3,459,088
3.00%, 02/01/51	2,734	1,723,102
3.20%, 02/10/27	4,217	4,160,308
4.15%, 02/15/43	1,340	1,091,483
4.20%, 04/17/28	7,743	7,753,241
4.70%, 01/30/27	3,025	3,044,389
4.70%, 04/17/48	1,710	1,473,638
4.88%, 01/30/30	3,580	3,659,695
4.95%, 03/29/33	4,626	4,654,012
5.25%, 01/30/35(b)	2,510	2,523,703
5.40%, 06/15/40	2,397	2,347,372
5.50%, 10/17/28	2,135	2,217,237
Hershey Co. (The)
1.70%, 06/01/30	2,532	2,266,698
2.45%, 11/15/29	2,578	2,417,044
2.65%, 06/01/50	925	554,416
3.13%, 11/15/49	2,254	1,502,427
3.38%, 08/15/46	1,715	1,242,614
4.25%, 05/04/28	2,295	2,316,668
4.50%, 05/04/33	2,075	2,065,356
4.55%, 02/24/28	1,335	1,355,742
4.75%, 02/24/30	2,740	2,807,564
4.95%, 02/24/32	2,375	2,441,271
5.10%, 02/24/35	2,525	2,574,807
Hormel Foods Corp.
1.70%, 06/03/28	6,275	5,901,118
1.80%, 06/11/30(b)	3,197	2,866,443
3.05%, 06/03/51	2,690	1,727,551
4.80%, 03/30/27	4,190	4,233,443
Ingredion Inc.
2.90%, 06/01/30	3,434	3,211,917
3.20%, 10/01/26	3,770	3,726,146
3.90%, 06/01/50	2,490	1,795,517
J.M. Smucker Co. (The)
2.13%, 03/15/32	2,270	1,927,480
2.38%, 03/15/30	3,110	2,861,176
3.38%, 12/15/27	3,935	3,877,791
4.25%, 03/15/35	3,222	2,993,230
4.38%, 03/15/45	3,416	2,799,876
5.90%, 11/15/28	4,295	4,511,318
6.20%, 11/15/33	4,565	4,905,145
6.50%, 11/15/43	3,760	3,997,646
6.50%, 11/15/53(b)	2,770	2,949,448
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.
5.50%, 01/15/36(c)	4,110	4,132,188
6.25%, 03/01/56(c)	5,540	5,477,843
6.38%, 04/15/66(c)	5,410	5,341,859
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 02/02/29	840	803,867
3.00%, 05/15/32	4,736	4,190,237
3.63%, 01/15/32	2,045	1,890,813
Security	Par (000)	Value
Food (continued)
3.75%, 12/01/31	$1,665	$1,568,499
4.38%, 02/02/52	4,130	3,135,515
5.75%, 04/01/33	7,004	7,247,602
6.50%, 12/01/52	7,244	7,390,187
6.75%, 03/15/34	7,421	8,140,708
7.25%, 11/15/53	4,285	4,750,243
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(c)	2,660	2,672,982
Kellanova
2.10%, 06/01/30(b)	2,360	2,139,363
3.40%, 11/15/27	3,337	3,290,458
4.30%, 05/15/28	3,549	3,572,078
4.50%, 04/01/46	2,859	2,442,891
5.25%, 03/01/33	1,405	1,442,572
5.75%, 05/16/54	1,680	1,636,768
Series B, 7.45%, 04/01/31	3,552	4,069,604
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,785	1,843,084
Kraft Heinz Foods Co.
3.75%, 04/01/30	3,905	3,790,039
3.88%, 05/15/27	7,105	7,058,585
4.25%, 03/01/31	2,217	2,179,786
4.38%, 06/01/46	11,790	9,380,472
4.63%, 01/30/29	1,700	1,714,697
4.63%, 10/01/39	2,405	2,134,703
4.88%, 10/01/49	5,685	4,745,503
5.00%, 07/15/35	3,350	3,278,485
5.00%, 06/04/42	6,366	5,689,406
5.20%, 03/15/32	2,245	2,290,486
5.20%, 07/15/45	6,870	6,106,354
5.40%, 03/15/35(b)	2,265	2,277,866
5.50%, 06/01/50	3,070	2,780,990
6.50%, 02/09/40	2,730	2,876,897
6.75%, 03/15/32	1,635	1,801,479
6.88%, 01/26/39	3,880	4,220,697
Kroger Co. (The)
1.70%, 01/15/31	2,605	2,267,572
2.20%, 05/01/30	2,403	2,195,410
2.65%, 10/15/26	4,587	4,510,351
3.70%, 08/01/27	4,800	4,765,133
3.88%, 10/15/46	2,226	1,691,514
3.95%, 01/15/50	3,546	2,657,397
4.45%, 02/01/47	4,206	3,483,141
4.50%, 01/15/29	4,646	4,700,667
4.65%, 01/15/48	2,534	2,135,945
5.00%, 09/15/34	8,580	8,548,994
5.00%, 04/15/42	2,201	2,024,406
5.15%, 08/01/43	2,500	2,309,698
5.40%, 07/15/40	1,533	1,509,758
5.40%, 01/15/49	3,057	2,857,351
5.50%, 09/15/54	6,375	5,962,611
5.65%, 09/15/64	6,275	5,884,776
6.90%, 04/15/38	3,105	3,482,647
7.50%, 04/01/31	2,278	2,614,683
McCormick & Co. Inc./MD
1.85%, 02/15/31	2,823	2,466,051
2.50%, 04/15/30	2,910	2,687,538
3.40%, 08/15/27	5,240	5,175,865
4.20%, 08/15/47	1,930	1,533,518
4.70%, 10/15/34	2,110	2,049,477
4.95%, 04/15/33	2,590	2,611,313
49
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Mondelez International Inc.
1.50%, 02/04/31	$3,046	$2,630,940
1.88%, 10/15/32(b)	2,989	2,525,716
2.63%, 03/17/27	3,310	3,235,250
2.63%, 09/04/50	6,170	3,616,175
2.75%, 04/13/30	4,073	3,813,873
3.00%, 03/17/32	1,165	1,059,828
4.13%, 05/07/28	1,215	1,217,067
4.25%, 05/06/28	1,830	1,836,729
4.50%, 05/06/30	1,950	1,962,137
4.75%, 02/20/29	2,870	2,935,311
4.75%, 08/28/34(b)	2,400	2,378,014
5.13%, 05/06/35	1,610	1,625,692
Pilgrim's Pride Corp.
3.50%, 03/01/32	5,755	5,209,072
4.25%, 04/15/31	6,300	6,073,592
6.25%, 07/01/33	6,135	6,470,652
6.88%, 05/15/34	3,635	3,980,868
Sysco Corp.
2.40%, 02/15/30	2,504	2,313,899
2.45%, 12/14/31	2,590	2,302,004
3.15%, 12/14/51	1,805	1,151,572
3.25%, 07/15/27	4,905	4,837,328
3.30%, 02/15/50	2,319	1,555,926
4.45%, 03/15/48	2,333	1,930,168
4.50%, 04/01/46	2,295	1,930,278
4.85%, 10/01/45	2,625	2,335,573
5.10%, 09/23/30	2,245	2,312,795
5.38%, 09/21/35	2,004	2,038,874
5.40%, 03/23/35	2,210	2,257,540
5.75%, 01/17/29	2,960	3,100,804
5.95%, 04/01/30	4,523	4,807,313
6.00%, 01/17/34	2,366	2,548,122
6.60%, 04/01/40	1,445	1,592,258
6.60%, 04/01/50	5,257	5,661,322
The Campbell's Co.
2.38%, 04/24/30	3,718	3,397,528
3.13%, 04/24/50	2,245	1,432,970
4.15%, 03/15/28	5,542	5,540,553
4.75%, 03/23/35	2,625	2,514,503
4.80%, 03/15/48	3,640	3,145,708
5.20%, 03/19/27	2,665	2,704,731
5.20%, 03/21/29	2,555	2,623,453
5.25%, 10/13/54	2,045	1,840,782
5.40%, 03/21/34	3,070	3,115,182
Tyson Foods Inc.
3.55%, 06/02/27	7,159	7,080,959
4.35%, 03/01/29	3,489	3,491,852
4.55%, 06/02/47	2,851	2,378,305
4.88%, 08/15/34	3,056	3,010,234
5.10%, 09/28/48	6,855	6,148,203
5.15%, 08/15/44	2,446	2,233,739
5.40%, 03/15/29	3,200	3,315,886
5.70%, 03/15/34	3,420	3,562,518
		527,989,383
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	2,848	2,802,151
5.50%, 11/02/47	1,850	1,642,900
Security	Par (000)	Value
Forest Products & Paper (continued)
Georgia-Pacific LLC
7.75%, 11/15/29	$3,723	$4,234,442
8.88%, 05/15/31	2,415	2,940,090
International Paper Co.
4.35%, 08/15/48	3,576	2,873,916
4.40%, 08/15/47	3,203	2,609,860
4.80%, 06/15/44	3,140	2,760,143
5.00%, 09/15/35	2,215	2,200,178
5.15%, 05/15/46(b)	2,180	1,974,531
6.00%, 11/15/41	2,791	2,840,315
7.30%, 11/15/39	1,380	1,589,605
Suzano Austria GmbH
2.50%, 09/15/28	2,644	2,472,285
3.13%, 01/15/32	4,867	4,319,257
3.75%, 01/15/31	4,476	4,206,514
5.00%, 01/15/30	4,756	4,750,576
6.00%, 01/15/29	7,902	8,139,594
Suzano International Finance BV, 5.50%, 01/17/27	5,229	5,292,392
		57,648,749
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	2,840	2,460,159
2.63%, 09/15/29(b)	2,991	2,824,785
2.85%, 02/15/52	2,268	1,385,022
3.00%, 06/15/27	3,415	3,359,389
3.38%, 09/15/49	3,172	2,199,521
4.13%, 10/15/44	3,201	2,663,943
4.13%, 03/15/49	2,559	2,028,301
4.15%, 01/15/43	3,164	2,659,704
4.30%, 10/01/48	2,308	1,903,404
5.00%, 12/15/54	725	652,186
5.45%, 10/15/32	635	666,304
5.50%, 06/15/41	2,336	2,354,844
5.75%, 10/15/52	2,395	2,384,532
5.90%, 11/15/33	3,815	4,108,293
6.20%, 11/15/53	1,685	1,796,067
Series ., 5.20%, 08/15/35	1,795	1,818,374
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	3,305	2,912,650
4.00%, 04/01/28	2,133	2,123,919
4.40%, 07/01/32	2,205	2,165,164
5.25%, 03/01/28	5,327	5,470,526
5.40%, 07/01/34	1,645	1,682,075
5.85%, 01/15/41	1,478	1,498,727
National Fuel Gas Co.
2.95%, 03/01/31(b)	1,975	1,795,469
3.95%, 09/15/27	1,079	1,068,234
4.75%, 09/01/28	2,253	2,257,521
5.50%, 10/01/26	2,310	2,334,082
5.50%, 03/15/30	1,275	1,317,549
5.95%, 03/15/35	1,035	1,064,113
NiSource Inc.
1.70%, 02/15/31	5,250	4,547,812
2.95%, 09/01/29	4,234	4,038,189
3.49%, 05/15/27	5,264	5,207,881
3.60%, 05/01/30	5,138	4,980,226
3.95%, 03/30/48	3,546	2,733,844
4.38%, 05/15/47	4,671	3,853,525
4.80%, 02/15/44	3,474	3,080,372
5.00%, 06/15/52	2,260	1,977,790
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.20%, 07/01/29	$2,620	$2,702,848
5.25%, 03/30/28	3,841	3,943,507
5.25%, 02/15/43	2,399	2,252,098
5.35%, 04/01/34	3,130	3,197,966
5.35%, 07/15/35	4,360	4,404,428
5.40%, 06/30/33	1,623	1,670,863
5.65%, 02/01/45	2,542	2,479,802
5.85%, 04/01/55	5,895	5,789,055
5.95%, 06/15/41	1,895	1,927,921
6.95%, 11/30/54, (5-year CMT + 2.451%)(a)	1,040	1,081,759
ONE Gas Inc.
2.00%, 05/15/30	1,167	1,059,834
4.25%, 09/01/32	1,055	1,028,662
4.50%, 11/01/48	2,070	1,719,795
4.66%, 02/01/44	1,908	1,671,329
5.10%, 04/01/29	2,975	3,070,602
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	2,310	2,081,409
3.35%, 06/01/50	2,275	1,523,410
3.50%, 06/01/29	3,274	3,194,593
3.64%, 11/01/46	2,032	1,472,392
4.65%, 08/01/43	1,525	1,342,483
5.05%, 05/15/52	2,038	1,791,290
5.10%, 02/15/35	1,465	1,479,169
5.40%, 06/15/33	1,739	1,794,152
Southern California Gas Co.
2.95%, 04/15/27	4,415	4,337,592
3.75%, 09/15/42	1,645	1,286,364
5.05%, 09/01/34	2,670	2,697,852
5.13%, 11/15/40	1,515	1,454,951
5.20%, 06/01/33	2,190	2,239,844
5.45%, 06/15/35	3,955	4,058,235
5.60%, 04/01/54	2,345	2,265,689
5.75%, 06/01/53	2,330	2,279,079
6.00%, 06/15/55	4,254	4,318,631
6.35%, 11/15/52	2,750	2,926,066
Series UU, 4.13%, 06/01/48	2,044	1,607,345
Series VV, 4.30%, 01/15/49	2,700	2,161,370
Series WW, 3.95%, 02/15/50	1,607	1,202,668
Series XX, 2.55%, 02/01/30	3,558	3,311,293
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	2,827	2,176,760
4.40%, 06/01/43	2,430	2,046,147
4.40%, 05/30/47	2,403	1,962,948
4.95%, 09/15/34	1,995	1,984,935
5.15%, 09/15/32	2,885	2,941,479
5.75%, 09/15/33	2,568	2,704,530
5.88%, 03/15/41	3,100	3,160,652
Series 2020-A, 1.75%, 01/15/31	3,109	2,704,360
Series 21A, 3.15%, 09/30/51	2,145	1,357,705
Southwest Gas Corp.
2.20%, 06/15/30	1,667	1,508,019
3.18%, 08/15/51	1,815	1,196,582
3.70%, 04/01/28	1,783	1,759,309
3.80%, 09/29/46	1,451	1,067,290
4.05%, 03/15/32	2,712	2,587,525
4.15%, 06/01/49	1,439	1,107,806
5.45%, 03/23/28	2,010	2,068,671
5.80%, 12/01/27	1,970	2,026,281
Spire Missouri Inc.
3.30%, 06/01/51	540	358,798
Security	Par (000)	Value
Gas (continued)
4.80%, 02/15/33	$1,520	$1,524,378
Series 2034, 5.15%, 08/15/34	1,320	1,351,915
Washington Gas Light Co.
3.65%, 09/15/49	2,635	1,877,447
Series K, 3.80%, 09/15/46	2,436	1,820,284
		221,494,663
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31	1,645	1,498,631
4.63%, 06/15/28	1,280	1,288,999
Snap-on Inc.
3.10%, 05/01/50	3,344	2,235,440
3.25%, 03/01/27	2,375	2,345,880
4.10%, 03/01/48	1,735	1,403,624
Stanley Black & Decker Inc.
2.30%, 03/15/30	4,380	3,983,926
2.75%, 11/15/50	3,830	2,179,289
3.00%, 05/15/32	2,187	1,955,874
4.25%, 11/15/28	2,346	2,349,223
4.85%, 11/15/48	2,557	2,165,760
5.20%, 09/01/40	1,338	1,275,737
6.00%, 03/06/28	3,595	3,742,830
		26,425,213
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	5,579	5,243,746
1.40%, 06/30/30	4,588	4,078,466
3.75%, 11/30/26	10,197	10,179,592
4.75%, 11/30/36	4,823	4,793,632
4.75%, 04/15/43	2,830	2,652,060
4.90%, 11/30/46	13,117	12,249,646
5.30%, 05/27/40	4,245	4,338,337
6.00%, 04/01/39	2,570	2,823,339
6.15%, 11/30/37	3,460	3,851,629
Agilent Technologies Inc.
2.10%, 06/04/30	3,146	2,849,370
2.30%, 03/12/31	4,709	4,225,104
2.75%, 09/15/29	3,254	3,082,870
3.05%, 09/22/26	2,756	2,719,438
4.20%, 09/09/27	1,350	1,351,202
4.75%, 09/09/34	2,390	2,355,778
Baxter International Inc.
1.73%, 04/01/31	3,505	3,001,602
1.92%, 02/01/27	6,755	6,532,574
2.27%, 12/01/28	6,235	5,845,096
2.54%, 02/01/32	4,645	4,038,831
3.13%, 12/01/51	4,222	2,589,069
3.50%, 08/15/46	2,818	1,953,666
3.95%, 04/01/30	3,050	2,993,689
Boston Scientific Corp.
2.65%, 06/01/30	4,761	4,444,096
4.00%, 03/01/28	3,420	3,428,203
4.55%, 03/01/39	2,468	2,332,760
4.70%, 03/01/49	3,494	3,090,730
6.50%, 11/15/35	1,858	2,062,485
7.38%, 01/15/40	1,616	1,951,558
Danaher Corp.
2.60%, 10/01/50	4,573	2,751,712
2.80%, 12/10/51	4,185	2,594,922
4.38%, 09/15/45	2,198	1,887,891
51
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Dentsply Sirona Inc., 3.25%, 06/01/30	$4,198	$3,856,762
DH Europe Finance II SARL
2.60%, 11/15/29	5,966	5,614,908
3.25%, 11/15/39	3,797	3,061,207
3.40%, 11/15/49	3,759	2,669,290
Edwards Lifesciences Corp., 4.30%, 06/15/28	4,176	4,196,655
GE HealthCare Technologies Inc.
4.80%, 08/14/29	4,525	4,617,415
4.80%, 01/15/31	1,255	1,276,196
5.50%, 06/15/35	1,325	1,362,363
5.65%, 11/15/27	9,255	9,539,580
5.86%, 03/15/30	5,315	5,643,132
5.91%, 11/22/32	3,745	4,001,899
6.38%, 11/22/52	4,958	5,301,429
Koninklijke Philips NV
5.00%, 03/15/42	2,677	2,438,996
6.88%, 03/11/38	3,085	3,425,943
Medtronic Global Holdings SCA
4.25%, 03/30/28	5,940	5,981,897
4.50%, 03/30/33	4,115	4,089,950
Medtronic Inc.
4.00%, 04/01/43	100	83,942
4.38%, 03/15/35	9,165	8,905,009
4.63%, 03/15/45	8,587	7,693,994
Revvity Inc.
1.90%, 09/15/28	3,318	3,089,703
2.25%, 09/15/31	2,695	2,330,317
2.55%, 03/15/31	2,070	1,847,365
3.30%, 09/15/29	3,826	3,655,253
3.63%, 03/15/51	1,940	1,323,711
Smith & Nephew PLC
2.03%, 10/14/30	5,785	5,147,982
5.15%, 03/20/27	1,865	1,890,914
5.40%, 03/20/34	2,535	2,592,446
Solventum Corp.
5.40%, 03/01/29	5,820	6,068,185
5.45%, 02/25/27	4,310	4,392,503
5.45%, 03/13/31	5,080	5,317,576
5.60%, 03/23/34	6,580	6,823,038
5.90%, 04/30/54(b)	6,280	6,284,159
6.00%, 05/15/64	2,412	2,429,469
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	3,076	2,795,629
3.75%, 03/15/51	3,900	2,756,073
Stryker Corp.
1.95%, 06/15/30	6,088	5,488,292
2.90%, 06/15/50	3,101	2,014,574
3.65%, 03/07/28	4,422	4,385,440
4.10%, 04/01/43	1,783	1,487,598
4.25%, 09/11/29	3,070	3,081,388
4.38%, 05/15/44	2,143	1,834,891
4.55%, 02/10/27	3,495	3,522,233
4.63%, 09/11/34	2,550	2,511,833
4.63%, 03/15/46	4,805	4,264,235
4.70%, 02/10/28	3,395	3,447,178
4.85%, 12/08/28	3,910	4,004,987
4.85%, 02/10/30	3,315	3,398,979
5.20%, 02/10/35	3,355	3,426,771
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	3,780	3,532,466
2.00%, 10/15/31	5,555	4,901,078
Security	Par (000)	Value
Health Care - Products (continued)
2.60%, 10/01/29	$4,599	$4,357,293
2.80%, 10/15/41	4,965	3,578,618
4.10%, 08/15/47	3,329	2,748,221
4.80%, 11/21/27	4,803	4,886,747
4.95%, 11/21/32	2,585	2,653,486
4.98%, 08/10/30	4,038	4,182,446
5.00%, 12/05/26	4,700	4,752,015
5.00%, 01/31/29	4,995	5,142,881
5.09%, 08/10/33	4,145	4,266,116
5.20%, 01/31/34	2,760	2,846,445
5.30%, 02/01/44	1,764	1,723,511
5.40%, 08/10/43	3,170	3,137,412
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	3,995	3,571,337
4.45%, 08/15/45	2,829	2,415,360
4.70%, 02/19/27	1,455	1,465,842
5.05%, 02/19/30	1,875	1,928,371
5.20%, 09/15/34	3,280	3,323,228
5.35%, 12/01/28	3,900	4,038,041
5.50%, 02/19/35	1,955	2,015,772
5.75%, 11/30/39	1,113	1,126,738
		376,259,806
Health Care - Services — 0.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	1,529	927,132
Adventist Health System/West
3.63%, 03/01/49	2,286	1,525,556
5.43%, 03/01/32	2,145	2,188,741
5.76%, 12/01/34	1,350	1,361,319
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	1,787	1,253,834
3.83%, 08/15/28	1,186	1,179,425
4.27%, 08/15/48	1,586	1,303,319
Series 2020, 2.21%, 06/15/30	455	417,086
Series 2020, 3.01%, 06/15/50	1,622	1,051,956
Aetna Inc.
3.88%, 08/15/47	60	43,567
4.50%, 05/15/42	2,921	2,427,387
4.75%, 03/15/44	2,284	1,922,999
6.63%, 06/15/36	3,841	4,166,914
6.75%, 12/15/37	2,928	3,191,089
AHS Hospital Corp.
5.02%, 07/01/45	1,740	1,618,550
Series 2021, 2.78%, 07/01/51	2,716	1,652,656
Allina Health System
2.90%, 11/15/51(b)	1,970	1,208,938
Series 2019, 3.89%, 04/15/49	2,088	1,584,589
Ascension Health
3.95%, 11/15/46	5,450	4,332,417
4.85%, 11/15/53(b)	2,320	2,057,406
Series B, 2.53%, 11/15/29	4,184	3,933,913
Series B, 3.11%, 11/15/39	3,261	2,556,345
Banner Health
1.90%, 01/01/31	2,263	2,005,881
2.34%, 01/01/30	2,532	2,343,591
2.91%, 01/01/42	1,100	799,778
2.91%, 01/01/51	1,637	1,024,679
Series 2020, 3.18%, 01/01/50	2,053	1,364,672
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(b)	510	291,842
Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	$708	$495,175
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	3,514	2,659,873
Baylor Scott & White Holdings
3.97%, 11/15/46	1,960	1,557,480
4.19%, 11/15/45	2,433	2,006,115
Series 2021, 1.78%, 11/15/30	1,761	1,559,407
Series 2021, 2.84%, 11/15/50	4,510	2,815,277
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51(b)	730	462,945
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	3,726	3,610,073
Series 2018, 4.30%, 07/01/28	1,851	1,859,603
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	1,655	1,108,577
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	2,120	1,896,511
Centene Corp.
2.45%, 07/15/28	10,125	9,360,589
2.50%, 03/01/31	10,160	8,663,157
2.63%, 08/01/31	6,245	5,296,198
3.00%, 10/15/30	10,215	9,031,868
3.38%, 02/15/30	9,640	8,797,199
4.25%, 12/15/27	12,035	11,759,406
4.63%, 12/15/29	16,355	15,758,485
Children's Health System of Texas, 2.51%, 08/15/50	2,311	1,334,859
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	2,278	1,861,295
Series 2020, 2.59%, 02/01/50	1,965	1,169,607
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	2,053	1,718,440
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	2,648	1,614,799
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(b)	1,136	713,669
CHRISTUS Health, Series C, 4.34%, 07/01/28	2,834	2,837,804
Cigna Group (The)
2.38%, 03/15/31	7,126	6,391,728
2.40%, 03/15/30	6,177	5,690,044
3.05%, 10/15/27	3,029	2,966,349
3.20%, 03/15/40	4,075	3,105,151
3.40%, 03/01/27	7,338	7,259,754
3.40%, 03/15/50	6,992	4,692,141
3.40%, 03/15/51	5,910	3,939,060
3.88%, 10/15/47	5,161	3,860,950
4.38%, 10/15/28	15,528	15,609,708
4.80%, 08/15/38	10,769	10,106,386
4.80%, 07/15/46	4,564	3,968,866
4.90%, 12/15/48	12,073	10,488,411
5.00%, 05/15/29	2,510	2,577,092
5.13%, 05/15/31	3,460	3,579,601
5.25%, 02/15/34	4,450	4,537,167
5.40%, 03/15/33	4,265	4,416,613
5.60%, 02/15/54	5,245	4,952,994
6.13%, 11/15/41	3,123	3,223,063
City of Hope
Series 2013, 5.62%, 11/15/43	2,035	1,984,383
Series 2018, 4.38%, 08/15/48	1,767	1,420,626
Security	Par (000)	Value
Health Care - Services (continued)
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	$1,745	$1,449,676
CommonSpirit Health
2.78%, 10/01/30	1,872	1,730,710
3.35%, 10/01/29	3,045	2,935,621
3.82%, 10/01/49	3,052	2,230,695
3.91%, 10/01/50	1,304	950,689
4.19%, 10/01/49	2,966	2,284,039
4.35%, 11/01/42	2,968	2,513,072
5.21%, 12/01/31	2,205	2,279,756
5.32%, 12/01/34	2,130	2,151,490
5.55%, 12/01/54	600	564,759
6.07%, 11/01/27	1,756	1,819,732
6.46%, 11/01/52	915	967,944
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(b)	1,631	1,021,477
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	2,948	2,119,438
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	3,635	2,490,065
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	2,402	1,867,010
Dignity Health
4.50%, 11/01/42	1,030	870,045
5.27%, 11/01/64	1,100	962,021
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	3,086	2,428,715
Elevance Health Inc.
2.25%, 05/15/30	4,853	4,426,011
2.55%, 03/15/31	5,550	5,028,324
2.88%, 09/15/29	4,567	4,326,869
3.13%, 05/15/50	2,661	1,699,674
3.60%, 03/15/51	6,463	4,475,789
3.65%, 12/01/27	8,098	8,027,622
3.70%, 09/15/49	5,497	3,912,998
4.10%, 03/01/28	6,163	6,158,086
4.10%, 05/15/32	2,813	2,708,906
4.38%, 12/01/47	7,286	5,886,720
4.50%, 10/30/26	2,940	2,951,551
4.55%, 03/01/48	4,535	3,738,031
4.55%, 05/15/52	2,725	2,198,995
4.63%, 05/15/42	2,699	2,358,034
4.65%, 01/15/43	5,765	5,023,081
4.65%, 08/15/44(b)	2,942	2,537,156
4.75%, 02/15/30	3,190	3,241,760
4.75%, 02/15/33	3,620	3,603,107
4.95%, 11/01/31	4,260	4,333,451
5.10%, 01/15/44	4,558	4,175,138
5.13%, 02/15/53	4,040	3,563,363
5.15%, 06/15/29	2,535	2,611,022
5.20%, 02/15/35	4,595	4,627,901
5.38%, 06/15/34	3,535	3,611,972
5.50%, 10/15/32	3,825	3,985,347
5.65%, 06/15/54	3,860	3,656,696
5.70%, 02/15/55	5,560	5,293,296
5.85%, 01/15/36	1,339	1,404,083
5.85%, 11/01/64	3,847	3,686,776
5.95%, 12/15/34	2,455	2,587,835
6.10%, 10/15/52	2,725	2,744,295
6.38%, 06/15/37	2,470	2,665,503
53
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49	$205	$151,735
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	667	593,072
Hackensack Meridian Health Inc.
4.21%, 07/01/48	1,936	1,568,777
4.50%, 07/01/57	1,355	1,118,187
Series 2020, 2.68%, 09/01/41	2,756	1,916,680
Series 2020, 2.88%, 09/01/50	2,437	1,519,106
Hartford HealthCare Corp., 3.45%, 07/01/54(b)	2,080	1,472,197
HCA Inc.
2.38%, 07/15/31	5,625	4,959,327
3.13%, 03/15/27	4,840	4,762,689
3.38%, 03/15/29	1,807	1,749,315
3.50%, 09/01/30	11,530	10,994,063
3.50%, 07/15/51	7,120	4,673,541
3.63%, 03/15/32	9,047	8,407,111
4.13%, 06/15/29	8,360	8,279,322
4.38%, 03/15/42	3,001	2,509,767
4.50%, 02/15/27	6,088	6,093,783
4.63%, 03/15/52	8,080	6,423,637
5.00%, 03/01/28	1,170	1,190,480
5.13%, 06/15/39(b)	4,385	4,133,227
5.20%, 06/01/28	3,305	3,385,500
5.25%, 03/01/30	2,555	2,638,620
5.25%, 06/15/49	8,241	7,263,597
5.38%, 09/01/26	4,838	4,855,809
5.45%, 04/01/31	4,165	4,323,444
5.45%, 09/15/34	5,370	5,434,323
5.50%, 03/01/32	4,005	4,149,348
5.50%, 06/01/33	5,211	5,359,874
5.50%, 06/15/47	7,552	6,973,173
5.60%, 04/01/34	6,255	6,424,229
5.63%, 09/01/28	6,887	7,103,670
5.75%, 03/01/35	6,360	6,546,409
5.88%, 02/01/29	5,090	5,302,703
5.90%, 06/01/53	5,140	4,895,125
5.95%, 09/15/54	3,635	3,482,307
6.00%, 04/01/54	5,730	5,527,847
6.10%, 04/01/64	3,225	3,107,855
6.20%, 03/01/55	2,400	2,382,262
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(b)	2,757	2,060,707
Humana Inc.
1.35%, 02/03/27	3,770	3,620,698
2.15%, 02/03/32	3,510	2,977,612
3.13%, 08/15/29	2,771	2,637,439
3.70%, 03/23/29	4,825	4,725,922
3.95%, 03/15/27	3,539	3,527,795
3.95%, 08/15/49	2,582	1,856,864
4.63%, 12/01/42	2,910	2,469,658
4.80%, 03/15/47	2,465	2,050,160
4.88%, 04/01/30	2,795	2,831,367
4.95%, 10/01/44	4,034	3,511,398
5.38%, 04/15/31	4,010	4,130,591
5.50%, 03/15/53	1,880	1,685,987
5.55%, 05/01/35	500	504,777
5.75%, 03/01/28	1,396	1,444,256
5.75%, 12/01/28	1,345	1,402,534
5.75%, 04/15/54	2,154	2,000,263
5.88%, 03/01/33(b)	3,465	3,617,658
Security	Par (000)	Value
Health Care - Services (continued)
5.95%, 03/15/34	$3,855	$4,035,149
ICON Investments Six DAC
5.81%, 05/08/27	2,560	2,613,897
5.85%, 05/08/29	2,790	2,915,890
6.00%, 05/08/34	1,960	2,037,990
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	3,010	2,373,287
Series 2021, 2.85%, 11/01/51	1,245	769,621
Inova Health System Foundation, 4.07%, 05/15/52	2,599	2,029,878
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	2,304	1,625,160
Iowa Health System, Series 2020, 3.67%, 02/15/50	275	198,887
IQVIA Inc.
5.70%, 05/15/28	4,905	5,061,425
6.25%, 02/01/29	2,120	2,234,064
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	4,091	3,225,717
Kaiser Foundation Hospitals
3.15%, 05/01/27	4,428	4,369,635
4.15%, 05/01/47	7,172	5,868,787
4.88%, 04/01/42	2,712	2,519,177
Series 2019, 3.27%, 11/01/49	5,178	3,551,069
Series 2021, 2.81%, 06/01/41	5,342	3,850,227
Series 2021, 3.00%, 06/01/51	5,827	3,732,951
Laboratory Corp. of America Holdings
2.70%, 06/01/31	2,900	2,632,584
2.95%, 12/01/29	2,812	2,662,118
3.60%, 09/01/27	3,900	3,866,406
4.35%, 04/01/30	3,510	3,509,017
4.55%, 04/01/32	2,700	2,677,727
4.70%, 02/01/45	4,303	3,761,047
4.80%, 10/01/34	3,500	3,433,029
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55(b)	199	157,881
Series 2017, 3.77%, 07/01/48	1,264	958,495
Series 2020, 3.19%, 07/01/49	1,835	1,243,854
Series 2020, 3.34%, 07/01/60	2,326	1,500,806
Mayo Clinic
3.77%, 11/15/43	1,485	1,197,457
Series 2013, 4.00%, 11/15/47	290	226,469
Series 2016, 4.13%, 11/15/52	2,611	2,058,959
Series 2021, 3.20%, 11/15/61	2,261	1,403,427
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	2,762	2,272,002
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,777	1,269,482
Memorial Health Services, 3.45%, 11/01/49	2,088	1,450,908
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,364,334
5.00%, 07/01/42	690	652,393
Series 2015, 4.20%, 07/01/55	2,009	1,600,253
Series 2020, 2.96%, 01/01/50	781	502,941
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	3,856	2,326,658
Montefiore Obligated Group
4.29%, 09/01/50	1,216	810,168
Series 18-C, 5.25%, 11/01/48(b)	1,802	1,430,068
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	850	625,455
Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
MyMichigan Health, Series 2020, 3.41%, 06/01/50	$2,733	$1,875,064
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	1,806	1,533,647
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	1,079	747,386
2.61%, 08/01/60(b)	1,308	704,379
4.02%, 08/01/45	3,024	2,469,664
4.06%, 08/01/56	553	425,257
Series 2019, 3.95%, 08/01/2119	1,835	1,240,673
Northwell Healthcare Inc.
3.81%, 11/01/49	2,460	1,782,800
3.98%, 11/01/46	2,780	2,151,595
4.26%, 11/01/47	3,880	3,105,156
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(b)	2,910	1,755,919
Novant Health Inc.
2.64%, 11/01/36	2,586	2,038,976
3.17%, 11/01/51	3,269	2,135,684
3.32%, 11/01/61(b)	1,751	1,112,120
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	1,260	748,715
OhioHealth Corp.
2.30%, 11/15/31	2,224	1,989,724
2.83%, 11/15/41	2,270	1,617,276
Series 2020, 3.04%, 11/15/50	1,876	1,258,762
Orlando Health Obligated Group
3.33%, 10/01/50	2,087	1,454,609
4.09%, 10/01/48	2,117	1,689,077
5.48%, 10/01/35	2,535	2,637,128
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	2,132	1,783,347
Series 2020, 3.22%, 11/15/50	2,417	1,516,846
Piedmont Healthcare Inc.
2.04%, 01/01/32	2,247	1,912,674
2.86%, 01/01/52	1,696	1,047,250
Series 2042, 2.72%, 01/01/42	2,321	1,612,919
Presbyterian Healthcare Services, 4.88%, 08/01/52	2,415	2,117,506
Providence St Joseph Health Obligated Group, 5.37%, 10/01/32	2,260	2,320,224
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	3,075	3,131,146
Series 19A, 2.53%, 10/01/29	2,877	2,684,637
Series 21A, 2.70%, 10/01/51(b)	3,600	2,078,402
Series A, 3.93%, 10/01/48	2,330	1,760,434
Series H, 2.75%, 10/01/26	1,187	1,168,347
Series I, 3.74%, 10/01/47	2,098	1,563,408
Queen's Health Systems (The), 4.81%, 07/01/52	1,981	1,735,297
Quest Diagnostics Inc.
2.80%, 06/30/31(b)	2,801	2,562,569
2.95%, 06/30/30	4,217	3,968,806
4.20%, 06/30/29	3,033	3,035,562
4.60%, 12/15/27	2,700	2,728,393
4.63%, 12/15/29	3,395	3,446,401
4.70%, 03/30/45	2,276	2,020,468
5.00%, 12/15/34	2,850	2,852,794
6.40%, 11/30/33	1,670	1,839,179
Security	Par (000)	Value
Health Care - Services (continued)
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	$2,330	$1,531,188
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	1,313	1,292,501
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(b)	2,365	1,445,379
Sentara Health, 2.93%, 11/01/51	1,849	1,130,179
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(b)	2,791	1,691,527
SSM Health Care Corp.
4.89%, 06/01/28	2,705	2,753,889
Series A, 3.82%, 06/01/27	1,985	1,975,437
Stanford Health Care
3.03%, 08/15/51	2,410	1,532,052
Series 2018, 3.80%, 11/15/48	2,921	2,240,359
Series 2020, 3.31%, 08/15/30	1,470	1,414,108
Summa Health, 3.51%, 11/15/51	1,825	1,420,082
Sutter Health
5.55%, 08/15/53(b)	248	241,562
Series 2018, 3.70%, 08/15/28	2,054	2,031,088
Series 2018, 4.09%, 08/15/48	2,161	1,718,755
Series 2025, 5.21%, 08/15/32	965	998,455
Series 2025, 5.54%, 08/15/35	2,940	3,066,583
Series 20A, 2.29%, 08/15/30	1,489	1,359,607
Series 20A, 3.16%, 08/15/40	857	666,990
Series 20A, 3.36%, 08/15/50	2,014	1,378,098
Texas Health Resources
2.33%, 11/15/50	2,862	1,585,472
4.33%, 11/15/55	1,429	1,169,528
Toledo Hospital (The), 5.75%, 11/15/38	1,960	1,970,914
Trinity Health Corp.
4.13%, 12/01/45	1,881	1,547,658
Series 2019, 3.43%, 12/01/48	1,315	961,964
Series 2021, 2.63%, 12/01/40	3,346	2,413,760
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	490	447,205
UnitedHealth Group Inc.
3.70%, 05/15/27	3,634	3,613,844
2.00%, 05/15/30	6,215	5,618,287
2.30%, 05/15/31	6,190	5,526,805
2.75%, 05/15/40	5,066	3,680,016
2.88%, 08/15/29	4,349	4,142,925
2.90%, 05/15/50(b)	6,248	3,845,596
2.95%, 10/15/27	4,474	4,374,653
3.05%, 05/15/41	4,732	3,488,525
3.13%, 05/15/60	4,079	2,411,888
3.25%, 05/15/51	9,115	5,954,281
3.38%, 04/15/27	3,333	3,296,372
3.45%, 01/15/27	4,333	4,296,231
3.50%, 08/15/39	5,869	4,760,567
3.70%, 08/15/49	5,527	3,974,945
3.75%, 10/15/47	5,071	3,768,193
3.85%, 06/15/28	5,576	5,549,569
3.88%, 12/15/28	4,142	4,108,271
3.88%, 08/15/59	5,322	3,713,941
3.95%, 10/15/42	3,630	2,949,619
4.00%, 05/15/29	4,519	4,497,023
4.20%, 05/15/32	6,360	6,199,887
4.20%, 01/15/47	3,884	3,111,892
4.25%, 01/15/29	6,180	6,197,381
4.25%, 03/15/43	2,816	2,360,599
55
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.25%, 04/15/47	$3,924	$3,171,886
4.25%, 06/15/48	6,188	4,940,797
4.38%, 03/15/42	3,049	2,625,583
4.40%, 06/15/28	2,505	2,527,103
4.45%, 12/15/48	5,271	4,331,409
4.50%, 04/15/33	6,585	6,448,287
4.60%, 04/15/27	3,200	3,225,709
4.63%, 07/15/35	4,576	4,442,951
4.63%, 11/15/41(b)	3,211	2,855,010
4.65%, 01/15/31	3,505	3,550,647
4.70%, 04/15/29	2,280	2,321,136
4.75%, 07/15/45	8,685	7,648,107
4.75%, 05/15/52	8,120	6,826,080
4.80%, 01/15/30	5,980	6,109,875
4.90%, 04/15/31	3,876	3,966,121
4.95%, 01/15/32	8,180	8,345,491
4.95%, 05/15/62	4,840	4,083,979
5.00%, 04/15/34	5,688	5,710,939
5.05%, 04/15/53	7,835	6,877,386
5.15%, 07/15/34	9,055	9,192,151
5.20%, 04/15/63	6,740	5,913,159
5.25%, 02/15/28	6,075	6,244,557
5.30%, 02/15/30	5,349	5,562,907
5.30%, 06/15/35	3,270	3,340,414
5.35%, 02/15/33	8,615	8,907,151
5.38%, 04/15/54	7,005	6,450,563
5.50%, 07/15/44	6,555	6,369,599
5.50%, 04/15/64(b)	4,350	3,993,969
5.63%, 07/15/54	11,295	10,751,347
5.70%, 10/15/40	2,549	2,593,221
5.75%, 07/15/64	9,075	8,652,501
5.80%, 03/15/36	3,845	4,042,654
5.88%, 02/15/53	7,820	7,725,265
5.95%, 02/15/41	2,350	2,426,951
5.95%, 06/15/55	2,010	2,009,127
6.05%, 02/15/63	5,660	5,668,765
6.50%, 06/15/37	2,688	2,946,681
6.63%, 11/15/37	3,193	3,535,823
6.88%, 02/15/38	5,191	5,892,428
Universal Health Services Inc.
1.65%, 09/01/26	4,230	4,112,436
2.65%, 10/15/30	3,743	3,357,850
2.65%, 01/15/32	2,475	2,130,560
4.63%, 10/15/29	3,095	3,085,212
5.05%, 10/15/34	2,210	2,125,689
UPMC
5.04%, 05/15/33	1,995	2,022,099
5.38%, 05/15/43	1,880	1,793,399
WakeMed, Series A, 3.29%, 10/01/52(b)	1,455	970,010
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	833	512,741
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	2,043	1,757,317
Series 2021, 3.07%, 03/01/51(b)	2,542	1,572,413
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(b)	3,391	1,945,347
		1,169,073,643
Holding Companies - Diversified — 0.1%
Apollo Debt Solutions BDC
5.88%, 08/30/30(b)(c)	1,465	1,486,771
6.55%, 03/15/32(c)	2,140	2,226,388
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.70%, 07/29/31(b)	$4,520	$4,779,022
6.90%, 04/13/29	1,900	1,997,810
Ares Capital Corp.
2.88%, 06/15/27	2,004	1,952,947
2.88%, 06/15/28	5,880	5,611,534
3.20%, 11/15/31	3,195	2,846,638
5.50%, 09/01/30	3,510	3,555,337
5.88%, 03/01/29	5,215	5,367,808
5.95%, 07/15/29	3,044	3,146,236
7.00%, 01/15/27	4,382	4,514,591
Series ., 5.80%, 03/08/32	4,405	4,469,397
Ares Strategic Income Fund
5.45%, 09/09/28(c)	1,355	1,364,122
5.60%, 02/15/30	3,060	3,096,753
5.70%, 03/15/28	1,260	1,277,552
5.80%, 09/09/30(c)	1,390	1,411,536
6.20%, 03/21/32	3,190	3,279,183
6.35%, 08/15/29	1,160	1,200,021
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	1,990	1,939,684
5.95%, 03/15/30	230	230,904
Barings BDC Inc.
3.30%, 11/23/26	1,305	1,281,127
7.00%, 02/15/29	190	197,085
Barings Private Credit Corp., 6.15%, 06/11/30(c)	70	69,791
Blackstone Private Credit Fund
2.63%, 12/15/26	3,615	3,521,485
3.25%, 03/15/27	5,730	5,609,796
4.00%, 01/15/29	2,820	2,754,220
4.95%, 09/26/27	1,650	1,659,057
5.25%, 04/01/30	260	260,963
5.60%, 11/22/29	2,220	2,260,701
5.95%, 07/16/29	2,725	2,809,230
6.00%, 01/29/32	4,500	4,621,843
6.00%, 11/22/34	3,450	3,477,958
6.25%, 01/25/31	1,720	1,795,798
7.30%, 11/27/28	1,145	1,224,112
Blackstone Secured Lending Fund
2.13%, 02/15/27	2,909	2,805,324
2.75%, 09/16/26(b)	3,275	3,214,351
2.85%, 09/30/28	3,260	3,080,148
5.30%, 06/30/30	1,770	1,783,969
5.35%, 04/13/28	930	942,998
5.88%, 11/15/27	1,780	1,821,833
Blue Owl Capital Corp.
2.63%, 01/15/27	3,152	3,055,367
2.88%, 06/11/28	3,930	3,712,060
5.95%, 03/15/29	600	608,966
6.20%, 07/15/30	1,230	1,261,907
Blue Owl Capital Corp. II, 8.45%, 11/15/26	555	575,231
Blue Owl Capital Corp. III, 3.13%, 04/13/27	2,205	2,140,071
Blue Owl Credit Income Corp.
3.13%, 09/23/26	2,060	2,017,231
4.70%, 02/08/27	2,100	2,093,144
5.80%, 03/15/30	2,975	3,011,828
6.60%, 09/15/29	3,850	4,001,335
6.65%, 03/15/31	3,235	3,380,298
7.75%, 09/16/27	1,125	1,181,155
7.75%, 01/15/29	2,310	2,473,290
7.95%, 06/13/28	1,133	1,212,749
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	$2,012	$1,942,964
6.10%, 03/15/28(c)	1,345	1,362,480
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	1,710	1,770,189
Carlyle Secured Lending Inc., 6.75%, 02/18/30(b)	150	155,714
Franklin BSP Capital Corp., 7.20%, 06/15/29	250	259,411
FS KKR Capital Corp.
2.63%, 01/15/27(b)	2,789	2,701,539
3.13%, 10/12/28	4,064	3,731,450
3.25%, 07/15/27	2,000	1,927,364
6.13%, 01/15/30(b)	1,650	1,638,889
6.88%, 08/15/29	2,710	2,767,210
7.88%, 01/15/29	300	314,504
Goldman Sachs BDC Inc., 6.38%, 03/11/27	690	706,047
Goldman Sachs Private Credit Corp.
5.88%, 05/06/28(c)	895	908,834
6.25%, 05/06/30(b)(c)	785	803,885
Golub Capital BDC Inc.
2.05%, 02/15/27	2,188	2,101,162
2.50%, 08/24/26	—	—
6.00%, 07/15/29	1,955	2,001,246
7.05%, 12/05/28	560	591,848
Golub Capital Private Credit Fund
5.45%, 08/15/28	715	717,713
5.80%, 09/12/29	410	414,503
5.88%, 05/01/30(b)	2,200	2,230,626
HA Sustainable Infrastructure Capital Inc.
6.15%, 01/15/31	1,200	1,222,581
6.38%, 07/01/34	4,315	4,276,080
6.75%, 07/15/35	1,200	1,212,918
Main Street Capital Corp.
5.40%, 08/15/28	40	40,175
6.50%, 06/04/27	1,580	1,615,304
6.95%, 03/01/29	930	974,085
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(b)	1,270	1,266,119
6.00%, 05/19/30(b)	1,100	1,124,363
6.15%, 05/17/29	1,555	1,606,222
MSD Investment Corp., 6.25%, 05/31/30(c)	830	841,899
New Mountain Finance Corp.
6.20%, 10/15/27	640	650,885
6.88%, 02/01/29	330	338,744
North Haven Private Income Fund LLC, 5.75%, 02/01/30	70	70,101
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	100	103,460
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	2,463	2,384,055
6.34%, 02/27/30	930	938,370
7.10%, 02/15/29(b)	1,330	1,378,125
Oaktree Strategic Credit Fund
6.19%, 07/15/30(c)	875	888,982
6.50%, 07/23/29	310	321,913
8.40%, 11/14/28	400	434,303
Sixth Street Lending Partners
5.75%, 01/15/30	730	740,573
6.13%, 07/15/30(c)	3,270	3,372,497
6.50%, 03/11/29	490	509,089
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Sixth Street Specialty Lending Inc.
5.63%, 08/15/30	$915	$925,825
6.13%, 03/01/29	430	443,818
6.95%, 08/14/28	715	755,926
		189,154,645
Home Builders — 0.0%
DR Horton Inc.
1.30%, 10/15/26	4,235	4,105,156
1.40%, 10/15/27	1,709	1,618,718
4.85%, 10/15/30(b)	60	61,290
5.00%, 10/15/34	1,660	1,659,253
5.50%, 10/15/35	2,090	2,141,006
Lennar Corp.
4.75%, 11/29/27	3,798	3,827,667
5.00%, 06/15/27	2,413	2,431,680
5.20%, 07/30/30	2,270	2,343,850
MDC Holdings Inc.
2.50%, 01/15/31	2,332	2,066,580
3.85%, 01/15/30	1,976	1,899,037
3.97%, 08/06/61(b)	1,515	974,194
6.00%, 01/15/43	3,372	3,084,750
Meritage Homes Corp.
5.13%, 06/06/27	710	714,697
5.65%, 03/15/35	1,165	1,176,685
NVR Inc., 3.00%, 05/15/30	2,518	2,377,509
PulteGroup Inc.
5.00%, 01/15/27	2,895	2,916,597
6.00%, 02/15/35	1,443	1,520,715
6.38%, 05/15/33	1,936	2,107,344
7.88%, 06/15/32	1,189	1,400,827
Toll Brothers Finance Corp.
3.80%, 11/01/29(b)	2,475	2,419,492
4.35%, 02/15/28	2,435	2,441,144
4.88%, 03/15/27	3,005	3,025,251
5.60%, 06/15/35	1,260	1,279,017
		47,592,459
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	3,022	2,950,752
3.50%, 11/15/51(b)	3,020	1,921,999
4.40%, 03/15/29	3,022	2,972,096
		7,844,847
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	2,440	2,094,438
2.65%, 04/30/30	1,867	1,734,237
4.88%, 12/06/28	3,866	3,935,139
5.75%, 03/15/33	1,880	1,977,068
Church & Dwight Co. Inc.
2.30%, 12/15/31	2,734	2,407,107
3.15%, 08/01/27	1,996	1,964,064
3.95%, 08/01/47	2,085	1,622,590
5.00%, 06/15/52	2,220	1,994,844
5.60%, 11/15/32	2,795	2,949,953
Clorox Co. (The)
1.80%, 05/15/30	3,254	2,911,548
3.10%, 10/01/27	3,368	3,303,440
3.90%, 05/15/28	3,613	3,596,963
4.40%, 05/01/29	3,845	3,872,570
4.60%, 05/01/32	3,459	3,465,515
57
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
Kimberly-Clark Corp.
1.05%, 09/15/27	$3,481	$3,292,448
2.00%, 11/02/31(b)	2,883	2,562,275
2.88%, 02/07/50	2,419	1,552,886
3.10%, 03/26/30	4,058	3,890,958
3.20%, 04/25/29	4,235	4,129,270
3.20%, 07/30/46	1,915	1,367,067
3.90%, 05/04/47	2,172	1,709,471
3.95%, 11/01/28	3,357	3,362,750
4.50%, 02/16/33	2,190	2,203,425
5.30%, 03/01/41	2,480	2,471,890
6.63%, 08/01/37	3,253	3,763,982
		68,135,898
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	2,972	3,579,448
Aegon Ltd., 5.50%, 04/11/48(a)	3,150	3,176,132
Aflac Inc.
2.88%, 10/15/26	3,097	3,054,828
3.60%, 04/01/30	5,773	5,644,529
4.00%, 10/15/46	2,011	1,581,726
4.75%, 01/15/49	3,568	3,085,959
Alleghany Corp.
3.25%, 08/15/51	3,100	2,079,045
3.63%, 05/15/30	4,474	4,363,877
4.90%, 09/15/44	2,440	2,235,717
Allstate Corp. (The)
1.45%, 12/15/30	3,194	2,748,488
3.28%, 12/15/26	2,982	2,947,883
3.85%, 08/10/49	2,708	2,031,230
4.20%, 12/15/46	3,902	3,183,873
4.50%, 06/15/43	2,698	2,336,400
5.05%, 06/24/29	2,275	2,342,481
5.25%, 03/30/33	2,220	2,284,596
5.35%, 06/01/33	2,284	2,365,819
5.55%, 05/09/35	3,361	3,497,410
5.95%, 04/01/36	2,165	2,310,571
6.50%, 05/15/67(a)	2,495	2,577,357
American Financial Group Inc./OH
4.50%, 06/15/47	1,945	1,592,903
5.25%, 04/02/30(b)	902	937,220
American International Group Inc.
3.40%, 06/30/30	2,655	2,554,077
3.88%, 01/15/35	1,770	1,630,076
4.20%, 04/01/28	2,610	2,612,221
4.38%, 06/30/50	5,389	4,424,430
4.50%, 07/16/44	2,190	1,905,729
4.75%, 04/01/48	6,128	5,391,028
4.85%, 05/07/30(b)	1,640	1,677,852
5.13%, 03/27/33	3,465	3,536,645
5.45%, 05/07/35	1,660	1,712,547
Series A-9, 5.75%, 04/01/48(a)(b)	10	10,182
American National Group Inc.
5.00%, 06/15/27	3,116	3,139,288
5.75%, 10/01/29	730	754,431
6.00%, 07/15/35	2,250	2,275,556
Aon Corp.
2.80%, 05/15/30	4,841	4,539,846
3.75%, 05/02/29	4,122	4,059,967
4.50%, 12/15/28	2,937	2,965,184
6.25%, 09/30/40	3,284	3,533,715
Security	Par (000)	Value
Insurance (continued)
8.21%, 01/01/27	$1,121	$1,172,176
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	2,590	2,263,982
2.60%, 12/02/31	2,400	2,149,249
2.85%, 05/28/27	2,925	2,865,424
2.90%, 08/23/51	4,350	2,657,931
3.90%, 02/28/52	3,665	2,684,415
5.00%, 09/12/32	2,305	2,353,179
5.35%, 02/28/33	2,500	2,585,194
Aon Global Ltd.
4.60%, 06/14/44	3,732	3,232,326
4.75%, 05/15/45	2,549	2,227,844
Aon North America Inc.
5.13%, 03/01/27	3,365	3,411,831
5.15%, 03/01/29	4,555	4,688,071
5.30%, 03/01/31	3,465	3,611,020
5.45%, 03/01/34	7,483	7,722,719
5.75%, 03/01/54	5,550	5,407,357
Arch Capital Finance LLC
4.01%, 12/15/26	3,217	3,209,396
5.03%, 12/15/46	2,614	2,362,744
Arch Capital Group Ltd.
3.64%, 06/30/50	5,037	3,639,448
7.35%, 05/01/34	1,820	2,103,801
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,805	2,608,371
Arthur J Gallagher & Co.
2.40%, 11/09/31	2,460	2,176,827
3.05%, 03/09/52	3,845	2,396,307
3.50%, 05/20/51	6,197	4,265,591
4.60%, 12/15/27	3,365	3,396,124
4.85%, 12/15/29	1,720	1,752,715
5.00%, 02/15/32	2,300	2,341,487
5.15%, 02/15/35	4,025	4,036,703
5.45%, 07/15/34	1,988	2,043,941
5.50%, 03/02/33	1,790	1,850,667
5.55%, 02/15/55	2,515	2,365,840
5.75%, 03/02/53	2,328	2,245,543
5.75%, 07/15/54	1,890	1,822,612
6.50%, 02/15/34	2,045	2,243,276
6.75%, 02/15/54	2,405	2,622,570
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	40	41,519
Assurant Inc.
2.65%, 01/15/32	1,985	1,729,286
3.70%, 02/22/30	2,387	2,311,765
4.90%, 03/27/28(b)	2,465	2,499,215
5.55%, 02/15/36	1,195	1,193,270
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31	2,961	2,768,987
3.60%, 09/15/51	1,800	1,229,398
6.13%, 09/15/28	1,450	1,525,966
Athene Holding Ltd.
3.45%, 05/15/52	4,010	2,525,343
3.50%, 01/15/31	3,010	2,849,782
3.95%, 05/25/51	3,445	2,425,524
4.13%, 01/12/28	5,360	5,346,428
5.88%, 01/15/34	3,493	3,620,259
6.15%, 04/03/30	2,017	2,151,461
6.25%, 04/01/54	2,880	2,836,880
6.63%, 10/15/54, (5-year CMT + 2.607%)(a)	900	903,407
6.63%, 05/19/55	2,465	2,538,737
Schedule of Investments
58

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.65%, 02/01/33(b)	$2,205	$2,385,317
AXA SA, 8.60%, 12/15/30	385	457,252
Axis Specialty Finance LLC
3.90%, 07/15/29	2,189	2,152,405
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	1,821	1,764,156
Axis Specialty Finance PLC, 4.00%, 12/06/27	2,289	2,273,016
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	4,591	4,052,731
1.85%, 03/12/30	2,808	2,561,134
2.30%, 03/15/27	6,770	6,613,419
2.50%, 01/15/51	5,525	3,255,821
2.85%, 10/15/50	7,564	4,793,233
2.88%, 03/15/32	4,939	4,584,094
3.85%, 03/15/52	7,470	5,674,693
4.20%, 08/15/48	10,287	8,524,683
4.25%, 01/15/49	8,104	6,744,485
4.30%, 05/15/43	3,937	3,463,367
4.40%, 05/15/42	5,083	4,643,825
5.75%, 01/15/40	4,473	4,817,485
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	5,380	4,988,792
Brighthouse Financial Inc.
3.70%, 06/22/27	145	143,017
3.85%, 12/22/51	1,290	799,080
4.70%, 06/22/47	3,577	2,674,232
5.63%, 05/15/30(b)	2,794	2,863,743
Brown & Brown Inc.
2.38%, 03/15/31	4,283	3,805,609
4.20%, 03/17/32	1,610	1,537,782
4.50%, 03/15/29	2,435	2,442,661
4.60%, 12/23/26	2,045	2,054,949
4.70%, 06/23/28	2,025	2,045,234
4.90%, 06/23/30	2,475	2,506,978
4.95%, 03/17/52	3,845	3,270,744
5.25%, 06/23/32	2,155	2,203,618
5.55%, 06/23/35	1,835	1,870,371
5.65%, 06/11/34	2,380	2,442,620
6.25%, 06/23/55	1,200	1,228,507
Chubb Corp. (The)
6.00%, 05/11/37	4,814	5,206,265
Series 1, 6.50%, 05/15/38	2,000	2,257,850
Chubb INA Holdings LLC
1.38%, 09/15/30	2,790	2,443,058
2.85%, 12/15/51	3,040	1,925,277
3.05%, 12/15/61	3,078	1,855,912
4.15%, 03/13/43	3,275	2,797,169
4.35%, 11/03/45	7,155	6,135,246
4.65%, 08/15/29	4,225	4,307,422
4.90%, 08/15/35	3,995	3,974,166
5.00%, 03/15/34	5,840	5,931,717
6.70%, 05/15/36	715	810,952
Cincinnati Financial Corp.
6.13%, 11/01/34	2,144	2,296,482
6.92%, 05/15/28	1,919	2,054,290
CNA Financial Corp.
2.05%, 08/15/30	2,430	2,160,858
3.45%, 08/15/27	3,312	3,268,423
3.90%, 05/01/29	5,911	5,828,714
5.13%, 02/15/34	995	995,933
5.20%, 08/15/35	1,500	1,483,998
5.50%, 06/15/33	1,265	1,301,957
Security	Par (000)	Value
Insurance (continued)
CNO Financial Group Inc.
5.25%, 05/30/29	$2,905	$2,961,627
6.45%, 06/15/34	2,360	2,479,528
Corebridge Financial Inc.
3.65%, 04/05/27	7,201	7,135,970
3.85%, 04/05/29	4,168	4,108,712
3.90%, 04/05/32	5,845	5,531,985
4.35%, 04/05/42	2,640	2,222,244
4.40%, 04/05/52(b)	5,120	4,082,368
5.75%, 01/15/34	3,530	3,688,585
6.05%, 09/15/33	2,680	2,839,407
6.38%, 09/15/54, (5-year CMT + 2.646%)(a)	300	303,919
6.88%, 12/15/52, (5-year CMT + 3.846%)(a)	1,975	2,039,348
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(a)	1,275	1,262,513
Enstar Group Ltd.
3.10%, 09/01/31	2,856	2,552,194
4.95%, 06/01/29	3,051	3,074,293
Equitable Holdings Inc.
4.35%, 04/20/28	7,488	7,508,033
5.00%, 04/20/48	4,684	4,178,695
5.59%, 01/11/33	2,505	2,604,655
6.70%, 03/28/55, (5-year CMT + 2.390%)(a)	100	102,406
Essent Group Ltd., 6.25%, 07/01/29	1,365	1,431,657
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	4,893	3,028,742
3.50%, 10/15/50	4,994	3,396,124
4.87%, 06/01/44	2,431	2,138,428
F&G Annuities & Life Inc.
6.25%, 10/04/34	1,975	1,984,767
6.50%, 06/04/29	2,300	2,395,786
7.40%, 01/13/28	2,726	2,866,778
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	2,102	1,976,848
4.63%, 04/29/30	2,687	2,695,011
4.85%, 04/17/28	3,049	3,090,046
5.63%, 08/16/32	2,430	2,506,954
5.75%, 05/20/35(c)	300	306,539
6.00%, 12/07/33	3,145	3,309,888
6.10%, 03/15/55	2,205	2,180,847
6.35%, 03/22/54	1,300	1,321,589
Fidelity National Financial Inc.
2.45%, 03/15/31	3,534	3,114,226
3.20%, 09/17/51	3,425	2,119,755
3.40%, 06/15/30(b)	3,515	3,333,196
4.50%, 08/15/28	2,802	2,810,950
First American Financial Corp.
2.40%, 08/15/31	2,547	2,206,343
4.00%, 05/15/30	2,265	2,167,739
5.45%, 09/30/34	1,920	1,910,559
Globe Life Inc.
2.15%, 08/15/30	3,512	3,140,752
4.55%, 09/15/28	3,850	3,881,707
4.80%, 06/15/32	2,020	2,013,428
5.85%, 09/15/34	1,850	1,926,543
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	2,185	1,970,113
5.50%, 09/01/35	1,075	1,076,003
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	3,580	3,394,434
2.90%, 09/15/51	3,155	1,975,089
59
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.60%, 08/19/49	$3,936	$2,865,992
4.30%, 04/15/43	1,886	1,595,123
4.40%, 03/15/48	2,643	2,220,909
5.95%, 10/15/36	1,975	2,101,594
6.10%, 10/01/41	2,094	2,178,247
Horace Mann Educators Corp., 7.25%, 09/15/28	180	193,497
Jackson Financial Inc.
3.13%, 11/23/31	3,575	3,228,270
4.00%, 11/23/51	2,670	1,845,362
5.17%, 06/08/27	3,340	3,383,599
5.67%, 06/08/32	1,360	1,407,494
Kemper Corp.
2.40%, 09/30/30	2,905	2,573,132
3.80%, 02/23/32	1,930	1,765,399
Lincoln National Corp.
3.05%, 01/15/30(b)	2,556	2,429,430
3.40%, 01/15/31	3,014	2,830,829
3.40%, 03/01/32	584	534,022
3.63%, 12/12/26	1,763	1,748,572
3.80%, 03/01/28	2,459	2,429,176
4.35%, 03/01/48	919	738,294
5.85%, 03/15/34	1,275	1,322,934
6.30%, 10/09/37	1,560	1,653,834
7.00%, 06/15/40	2,223	2,498,633
Loews Corp.
3.20%, 05/15/30	3,250	3,104,301
4.13%, 05/15/43	4,257	3,525,253
6.00%, 02/01/35	896	966,693
Manulife Financial Corp.
2.48%, 05/19/27	3,460	3,365,008
3.70%, 03/16/32	3,800	3,625,715
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)	4,013	3,972,300
5.38%, 03/04/46	2,988	2,926,086
Markel Group Inc.
3.35%, 09/17/29	2,135	2,064,355
3.45%, 05/07/52	3,160	2,092,822
3.50%, 11/01/27	2,867	2,822,041
4.15%, 09/17/50	2,651	2,014,132
4.30%, 11/01/47	2,101	1,671,307
5.00%, 04/05/46	2,680	2,372,694
5.00%, 05/20/49	2,335	2,035,007
6.00%, 05/16/54	2,480	2,461,269
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	4,620	4,181,015
2.38%, 12/15/31	755	669,022
2.90%, 12/15/51	2,595	1,602,998
4.20%, 03/01/48	4,585	3,735,119
4.35%, 01/30/47	3,052	2,553,237
4.38%, 03/15/29	8,257	8,337,571
4.55%, 11/08/27	5,060	5,116,929
4.65%, 03/15/30	6,290	6,400,008
4.75%, 03/15/39	3,378	3,212,185
4.85%, 11/15/31	5,860	5,997,429
4.90%, 03/15/49	5,451	4,852,276
5.00%, 03/15/35	9,615	9,640,108
5.15%, 03/15/34	1,691	1,732,751
5.35%, 11/15/44	2,415	2,324,449
5.40%, 09/15/33	3,005	3,126,981
5.40%, 03/15/55	6,655	6,304,801
Security	Par (000)	Value
Insurance (continued)
5.45%, 03/15/53	$1,795	$1,714,662
5.45%, 03/15/54	1,725	1,645,275
5.70%, 09/15/53	4,485	4,433,673
5.75%, 11/01/32	1,745	1,861,993
5.88%, 08/01/33	2,140	2,290,744
6.25%, 11/01/52	1,965	2,088,625
Mercury General Corp., 4.40%, 03/15/27	2,560	2,543,183
MetLife Inc.
4.05%, 03/01/45	4,586	3,734,287
4.13%, 08/13/42	4,123	3,457,901
4.55%, 03/23/30	5,802	5,902,357
4.60%, 05/13/46	3,529	3,116,170
4.72%, 12/15/44	2,906	2,585,248
4.88%, 11/13/43	5,060	4,627,592
5.00%, 07/15/52	4,140	3,721,900
5.25%, 01/15/54	4,420	4,138,967
5.30%, 12/15/34	4,230	4,354,311
5.38%, 07/15/33	3,555	3,717,122
5.70%, 06/15/35	6,463	6,842,098
5.88%, 02/06/41	3,957	4,107,966
6.38%, 06/15/34	3,226	3,574,869
6.40%, 12/15/66	5,297	5,547,232
6.50%, 12/15/32	2,755	3,091,465
10.75%, 08/01/69	3,007	4,028,960
MGIC Investment Corp., 5.25%, 08/15/28	830	830,344
Munich Re America Corp., Series B, 7.45%, 12/15/26	255	266,064
Nationwide Financial Services Inc., 6.75%, 05/15/87	814	813,860
NMI Holdings Inc., 6.00%, 08/15/29	1,180	1,215,323
Old Republic International Corp.
3.85%, 06/11/51	2,764	1,939,012
5.75%, 03/28/34	2,305	2,370,416
PartnerRe Finance B LLC
3.70%, 07/02/29	4,076	3,986,797
4.50%, 10/01/50, (5-year CMT + 3.815%)(a)	507	477,409
Primerica Inc., 2.80%, 11/19/31	2,333	2,102,559
Principal Financial Group Inc.
2.13%, 06/15/30	3,569	3,228,625
3.10%, 11/15/26	3,025	2,985,423
3.70%, 05/15/29(b)	2,920	2,863,333
4.30%, 11/15/46	1,894	1,567,337
4.35%, 05/15/43	1,853	1,580,546
4.63%, 09/15/42	1,821	1,620,318
5.38%, 03/15/33	2,290	2,362,839
5.50%, 03/15/53	1,575	1,511,760
6.05%, 10/15/36	2,450	2,627,044
Progressive Corp. (The)
2.45%, 01/15/27	3,571	3,498,567
2.50%, 03/15/27	3,515	3,433,966
3.00%, 03/15/32	1,599	1,468,254
3.20%, 03/26/30	3,556	3,421,767
3.70%, 01/26/45	1,577	1,229,583
3.70%, 03/15/52	2,160	1,600,213
3.95%, 03/26/50	2,344	1,820,948
4.00%, 03/01/29	3,452	3,450,424
4.13%, 04/15/47	4,503	3,677,675
4.20%, 03/15/48	2,735	2,255,951
4.35%, 04/25/44	2,318	1,982,487
4.95%, 06/15/33	1,890	1,924,341
6.25%, 12/01/32	2,086	2,306,855
Schedule of Investments
60

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.63%, 03/01/29	$2,426	$2,622,808
Prudential Financial Inc.
2.10%, 03/10/30	3,775	3,476,008
3.00%, 03/10/40	2,817	2,160,435
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	1,195	1,104,099
3.70%, 03/13/51	6,719	4,894,069
3.88%, 03/27/28	2,892	2,891,469
3.91%, 12/07/47	4,346	3,389,480
3.94%, 12/07/49	5,166	3,933,444
4.35%, 02/25/50	4,417	3,621,988
4.42%, 03/27/48	2,198	1,824,112
4.50%, 09/15/47(a)	3,400	3,348,313
4.60%, 05/15/44	3,646	3,220,804
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)	2,630	2,579,096
5.20%, 03/14/35	2,200	2,238,886
5.70%, 12/14/36	4,249	4,484,612
5.70%, 09/15/48(a)	4,178	4,247,333
5.75%, 07/15/33	3,187	3,425,332
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	1,356	1,402,557
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	4,670	4,905,167
6.63%, 12/01/37	2,286	2,570,740
6.63%, 06/21/40	1,855	2,088,859
6.75%, 03/01/53, (5-year CMT + 2.848%)(a)	1,625	1,718,561
Prudential Funding Asia PLC
3.13%, 04/14/30	3,706	3,539,520
3.63%, 03/24/32	2,320	2,185,906
Reinsurance Group of America Inc.
3.15%, 06/15/30	4,121	3,892,046
3.90%, 05/15/29	5,403	5,328,832
3.95%, 09/15/26	2,972	2,960,789
5.75%, 09/15/34	2,080	2,146,632
6.00%, 09/15/33	1,806	1,907,657
RenaissanceRe Finance Inc., 3.45%, 07/01/27	2,468	2,432,539
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	3,365	3,277,212
5.75%, 06/05/33	3,980	4,133,123
5.80%, 04/01/35	1,335	1,380,786
Selective Insurance Group Inc.
5.38%, 03/01/49	750	666,128
5.90%, 04/15/35	1,125	1,159,407
SiriusPoint Ltd., 7.00%, 04/05/29	200	211,661
Stewart Information Services Corp., 3.60%, 11/15/31	2,645	2,379,801
Transatlantic Holdings Inc., 8.00%, 11/30/39	2,063	2,582,206
Travelers Companies Inc. (The)
2.55%, 04/27/50	2,506	1,481,915
3.05%, 06/08/51	3,889	2,525,344
3.75%, 05/15/46	2,815	2,190,164
4.00%, 05/30/47	3,364	2,689,926
4.05%, 03/07/48	2,626	2,110,199
4.10%, 03/04/49	2,921	2,331,974
4.30%, 08/25/45	2,061	1,737,904
4.60%, 08/01/43(b)	2,210	1,957,185
5.05%, 07/24/35	1,705	1,716,043
5.35%, 11/01/40	4,197	4,223,993
5.45%, 05/25/53	2,755	2,673,101
5.70%, 07/24/55	490	491,096
6.25%, 06/15/37	4,218	4,651,744
6.75%, 06/20/36	2,342	2,687,136
Security	Par (000)	Value
Insurance (continued)
Travelers Property Casualty Corp., 6.38%, 03/15/33	$2,603	$2,907,668
Unum Group
4.00%, 06/15/29	2,811	2,767,273
4.13%, 06/15/51	2,970	2,181,185
4.50%, 12/15/49	1,595	1,256,450
5.75%, 08/15/42	3,290	3,204,273
6.00%, 06/15/54	1,295	1,260,616
W R Berkley Corp.
3.15%, 09/30/61	1,325	804,126
3.55%, 03/30/52	1,373	941,483
4.00%, 05/12/50	2,606	1,964,593
4.75%, 08/01/44	2,628	2,319,668
Willis North America Inc.
2.95%, 09/15/29	3,964	3,753,622
3.88%, 09/15/49	3,230	2,364,935
4.50%, 09/15/28	4,403	4,440,332
4.65%, 06/15/27	4,798	4,829,447
5.05%, 09/15/48(b)	2,315	2,052,474
5.35%, 05/15/33	1,895	1,949,324
5.90%, 03/05/54	3,790	3,727,340
XL Group Ltd., 5.25%, 12/15/43	2,220	2,124,342
		1,021,262,375
Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(b)	4,770	4,287,290
2.70%, 02/09/41(b)	4,915	3,545,595
3.15%, 02/09/51	7,210	4,853,638
3.25%, 02/09/61	4,358	2,786,682
3.40%, 12/06/27	12,144	11,981,172
4.00%, 12/06/37	5,065	4,618,689
4.20%, 12/06/47	8,215	6,812,655
4.40%, 12/06/57	4,345	3,579,026
4.50%, 11/28/34(b)	2,952	2,896,199
4.88%, 05/26/30(c)	370	380,991
5.25%, 05/26/35(b)(c)	960	993,073
5.63%, 11/26/54(b)(c)	2,630	2,649,396
Alphabet Inc.
0.80%, 08/15/27	6,335	5,994,604
1.10%, 08/15/30	12,049	10,532,879
1.90%, 08/15/40	6,628	4,433,063
2.05%, 08/15/50(b)	12,358	6,747,129
2.25%, 08/15/60(b)	7,715	4,001,158
4.00%, 05/15/30	4,615	4,641,814
4.50%, 05/15/35	7,050	6,991,080
5.25%, 05/15/55	2,910	2,821,985
5.30%, 05/15/65	3,750	3,609,589
Amazon.com Inc.
1.20%, 06/03/27	3,308	3,164,482
1.50%, 06/03/30	10,245	9,147,574
1.65%, 05/12/28	11,762	11,115,382
2.10%, 05/12/31	11,445	10,259,959
2.50%, 06/03/50	10,351	6,151,731
2.70%, 06/03/60(b)	9,000	5,136,399
2.88%, 05/12/41	10,229	7,659,889
3.10%, 05/12/51	13,110	8,799,232
3.15%, 08/22/27	15,828	15,630,318
3.25%, 05/12/61	7,647	4,931,148
3.30%, 04/13/27	7,255	7,193,916
3.45%, 04/13/29	5,850	5,763,845
3.60%, 04/13/32	9,990	9,607,438
61
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
3.88%, 08/22/37	$12,767	$11,594,503
3.95%, 04/13/52	10,300	8,068,385
4.05%, 08/22/47	14,221	11,704,481
4.10%, 04/13/62	5,388	4,180,524
4.25%, 08/22/57	9,531	7,735,391
4.55%, 12/01/27	4,269	4,330,802
4.65%, 12/01/29	6,390	6,556,408
4.70%, 12/01/32	8,195	8,377,797
4.80%, 12/05/34	5,997	6,143,380
4.95%, 12/05/44	6,588	6,363,420
Baidu Inc.
1.63%, 02/23/27	1,524	1,469,953
2.38%, 08/23/31(b)	760	687,797
3.43%, 04/07/30(b)	1,425	1,379,106
3.63%, 07/06/27	1,964	1,947,196
4.38%, 03/29/28	2,260	2,273,102
4.88%, 11/14/28	1,965	2,003,830
Booking Holdings Inc., 3.55%, 03/15/28	3,269	3,230,547
eBay Inc.
2.60%, 05/10/31	4,075	3,700,610
2.70%, 03/11/30	4,725	4,418,960
3.60%, 06/05/27	4,595	4,558,288
3.65%, 05/10/51	4,724	3,416,307
4.00%, 07/15/42	4,276	3,508,546
5.95%, 11/22/27	1,855	1,924,977
6.30%, 11/22/32	1,865	2,045,357
Expedia Group Inc.
2.95%, 03/15/31	2,903	2,680,897
3.25%, 02/15/30	6,044	5,760,467
3.80%, 02/15/28	3,974	3,935,281
4.63%, 08/01/27	2,111	2,123,993
5.40%, 02/15/35	3,685	3,742,139
JD.com Inc.
3.38%, 01/14/30(b)	2,265	2,191,968
4.13%, 01/14/50(b)	1,900	1,516,675
MercadoLibre Inc., 3.13%, 01/14/31	40	36,421
Meta Platforms Inc.
3.50%, 08/15/27	16,460	16,362,502
3.85%, 08/15/32	15,840	15,303,611
4.30%, 08/15/29	5,815	5,889,724
4.45%, 08/15/52	12,925	10,770,348
4.55%, 08/15/31	6,295	6,418,470
4.60%, 05/15/28	6,045	6,161,688
4.65%, 08/15/62	6,880	5,732,399
4.75%, 08/15/34	11,985	12,039,073
4.80%, 05/15/30	5,720	5,903,888
4.95%, 05/15/33	8,745	8,977,344
5.40%, 08/15/54	11,580	11,095,221
5.55%, 08/15/64	10,940	10,556,294
5.60%, 05/15/53	11,535	11,392,856
5.75%, 05/15/63	7,670	7,639,874
Netflix Inc.
4.38%, 11/15/26	3,670	3,690,503
4.88%, 04/15/28	4,815	4,923,369
4.90%, 08/15/34	2,360	2,410,261
5.40%, 08/15/54	2,980	2,904,877
5.88%, 11/15/28	3,290	3,473,763
6.38%, 05/15/29	4,800	5,179,677
Tencent Music Entertainment Group, 2.00%, 09/03/30	3,891	3,481,906
Security	Par (000)	Value
Internet (continued)
Uber Technologies Inc.
4.30%, 01/15/30	$1,150	$1,153,431
4.80%, 09/15/34	6,490	6,413,449
5.35%, 09/15/54	2,820	2,640,750
VeriSign Inc.
2.70%, 06/15/31	4,255	3,830,472
4.75%, 07/15/27	4,065	4,066,047
5.25%, 06/01/32	305	311,504
Weibo Corp., 3.38%, 07/08/30(b)	4,764	4,505,800
		520,555,629
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	2,727	2,719,896
6.00%, 06/17/34(b)	2,300	2,421,731
6.35%, 06/17/54(b)	2,650	2,677,785
6.55%, 11/29/27	6,015	6,271,939
6.75%, 03/01/41	2,340	2,490,501
6.80%, 11/29/32(b)	4,295	4,752,107
7.00%, 10/15/39	3,045	3,367,088
Gerdau Trade Inc., 5.75%, 06/09/35	60	61,057
Nucor Corp.
2.70%, 06/01/30	3,284	3,065,292
2.98%, 12/15/55	1,622	983,606
3.13%, 04/01/32(b)	1,775	1,625,317
3.85%, 04/01/52	3,220	2,415,234
3.95%, 05/01/28	2,573	2,567,094
4.30%, 05/23/27	4,645	4,658,123
4.40%, 05/01/48	2,054	1,703,452
4.65%, 06/01/30	2,395	2,431,025
5.10%, 06/01/35	2,220	2,232,899
5.20%, 08/01/43	1,440	1,382,579
6.40%, 12/01/37	1,611	1,779,118
Reliance Inc., 2.15%, 08/15/30	765	685,967
Steel Dynamics Inc.
1.65%, 10/15/27	1,650	1,563,206
3.25%, 01/15/31	2,781	2,616,036
3.25%, 10/15/50	2,619	1,729,629
3.45%, 04/15/30	2,484	2,381,774
5.00%, 12/15/26	5,103	5,108,368
5.25%, 05/15/35	2,575	2,602,857
5.38%, 08/15/34	2,465	2,520,350
5.75%, 05/15/55	1,375	1,342,923
Vale Overseas Ltd.
3.75%, 07/08/30	4,764	4,539,002
6.13%, 06/12/33	6,535	6,885,245
6.40%, 06/28/54	4,910	4,910,154
6.88%, 11/21/36	2,836	3,122,106
6.88%, 11/10/39(b)	1,431	1,569,898
Vale SA, 5.63%, 09/11/42	1,176	1,168,469
		92,351,827
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	2,214	1,913,143
4.40%, 09/15/32	2,290	2,153,074
5.10%, 04/01/52	1,885	1,437,120
Brunswick Corp./DE, 5.85%, 03/18/29(b)	1,960	2,030,589
Harley-Davidson Inc., 4.63%, 07/28/45	1,754	1,391,623
Polaris Inc., 6.95%, 03/15/29(b)	1,330	1,408,559
Schedule of Investments
62

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	$60	$58,933
7.50%, 10/15/27	80	84,691
		10,477,732
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29	2,206	2,106,938
3.70%, 01/15/31	2,220	2,077,593
5.85%, 08/01/34	2,495	2,524,391
Hyatt Hotels Corp.
4.38%, 09/15/28	3,125	3,126,874
5.05%, 03/30/28	1,500	1,524,320
5.25%, 06/30/29	1,840	1,888,451
5.38%, 12/15/31	2,290	2,345,348
5.50%, 06/30/34	1,560	1,574,020
5.75%, 01/30/27	2,915	2,967,731
5.75%, 04/23/30	2,302	2,391,544
5.75%, 03/30/32	1,460	1,513,661
Las Vegas Sands Corp.
3.90%, 08/08/29	4,490	4,331,773
5.63%, 06/15/28	2,150	2,199,515
5.90%, 06/01/27	2,350	2,397,197
6.00%, 08/15/29	2,755	2,861,452
6.00%, 06/14/30	2,575	2,679,918
6.20%, 08/15/34	2,335	2,417,074
Marriott International Inc., 5.50%, 04/15/37	6,200	6,215,991
Marriott International Inc./MD
4.20%, 07/15/27	955	956,480
4.50%, 10/15/31	1,300	1,289,345
4.80%, 03/15/30	3,075	3,125,907
4.88%, 05/15/29	1,575	1,603,918
4.90%, 04/15/29	4,520	4,607,184
5.00%, 10/15/27	3,850	3,912,917
5.10%, 04/15/32	2,430	2,479,129
5.25%, 10/15/35	1,300	1,291,380
5.30%, 05/15/34	3,235	3,282,899
5.35%, 03/15/35	2,150	2,169,182
5.45%, 09/15/26	1,175	1,188,902
5.55%, 10/15/28	3,025	3,140,993
Series AA, 4.65%, 12/01/28	2,879	2,912,373
Series FF, 4.63%, 06/15/30	5,407	5,446,112
Series GG, 3.50%, 10/15/32	4,119	3,777,172
Series HH, 2.85%, 04/15/31	2,361	2,166,211
Series II, 2.75%, 10/15/33	4,205	3,602,553
Series X, 4.00%, 04/15/28	2,134	2,125,656
Sands China Ltd.
2.30%, 03/08/27	2,640	2,552,381
2.85%, 03/08/29	3,040	2,842,345
3.25%, 08/08/31	2,860	2,593,230
4.38%, 06/18/30	3,305	3,223,386
5.40%, 08/08/28	4,650	4,739,573
		112,173,019
Machinery — 0.3%
AGCO Corp.
5.45%, 03/21/27	3,065	3,106,864
5.80%, 03/21/34	2,915	2,999,329
Caterpillar Financial Services Corp.
1.10%, 09/14/27	2,906	2,750,541
1.15%, 09/14/26	3,650	3,543,002
1.70%, 01/08/27	4,215	4,093,083
Security	Par (000)	Value
Machinery (continued)
3.60%, 08/12/27	$4,105	$4,081,454
4.38%, 08/16/29(b)	1,785	1,810,653
4.40%, 10/15/27	2,255	2,277,821
4.40%, 03/03/28	1,470	1,486,405
4.45%, 10/16/26	2,945	2,960,485
4.50%, 01/07/27	1,365	1,375,187
4.50%, 01/08/27	1,955	1,969,279
4.60%, 11/15/27	2,930	2,970,583
4.70%, 11/15/29	3,895	3,989,802
4.80%, 01/08/30	1,690	1,742,874
4.85%, 02/27/29	2,345	2,408,040
5.00%, 05/14/27	3,260	3,315,453
Series K, 4.10%, 08/15/28	2,430	2,438,509
Caterpillar Inc.
1.90%, 03/12/31	1,965	1,750,164
2.60%, 09/19/29	3,526	3,338,088
2.60%, 04/09/30	5,080	4,772,706
3.25%, 09/19/49	4,969	3,477,681
3.25%, 04/09/50	4,617	3,218,852
3.80%, 08/15/42	7,513	6,187,489
4.30%, 05/15/44	2,517	2,179,290
4.75%, 05/15/64	2,258	1,967,168
5.20%, 05/15/35	6,780	6,948,976
5.20%, 05/27/41	3,486	3,450,801
5.30%, 09/15/35	1,645	1,699,225
5.50%, 05/15/55	1,840	1,822,904
6.05%, 08/15/36	2,538	2,782,520
CNH Industrial Capital LLC
4.50%, 10/08/27	1,140	1,146,548
4.55%, 04/10/28	3,145	3,171,359
4.75%, 03/21/28	1,975	1,997,209
5.10%, 04/20/29	2,515	2,579,016
5.50%, 01/12/29	2,150	2,227,056
CNH Industrial NV, 3.85%, 11/15/27	3,490	3,472,368
Deere & Co.
2.88%, 09/07/49	3,630	2,374,045
3.10%, 04/15/30	3,946	3,777,851
3.75%, 04/15/50	4,731	3,625,288
3.90%, 06/09/42	5,459	4,626,071
5.38%, 10/16/29	3,230	3,391,525
5.45%, 01/16/35	4,795	4,995,570
5.70%, 01/19/55	465	475,176
7.13%, 03/03/31	2,785	3,181,531
Dover Corp.
2.95%, 11/04/29	3,310	3,150,351
5.38%, 10/15/35	532	553,208
5.38%, 03/01/41	2,540	2,491,456
Eaton Capital ULC, 4.45%, 05/09/30	3,280	3,312,195
Flowserve Corp.
2.80%, 01/15/32	2,420	2,122,529
3.50%, 10/01/30	2,598	2,471,591
IDEX Corp.
2.63%, 06/15/31	2,540	2,297,842
3.00%, 05/01/30	2,959	2,784,529
4.95%, 09/01/29	560	572,084
Ingersoll Rand Inc.
5.18%, 06/15/29	2,270	2,344,958
5.20%, 06/15/27	3,210	3,265,581
5.31%, 06/15/31	1,130	1,180,105
5.40%, 08/14/28	995	1,029,142
5.45%, 06/15/34	3,195	3,302,832
63
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
5.70%, 08/14/33	$4,220	$4,446,328
5.70%, 06/15/54	2,040	2,010,069
John Deere Capital Corp.
1.30%, 10/13/26	3,580	3,477,887
1.45%, 01/15/31	3,370	2,939,825
1.50%, 03/06/28	2,317	2,184,422
1.70%, 01/11/27	2,660	2,583,150
1.75%, 03/09/27	3,096	2,994,665
2.00%, 06/17/31	2,654	2,348,406
2.25%, 09/14/26	2,556	2,510,146
2.35%, 03/08/27	1,388	1,355,595
2.45%, 01/09/30	3,326	3,110,558
2.80%, 09/08/27	3,262	3,192,822
2.80%, 07/18/29	3,361	3,211,506
3.05%, 01/06/28	2,015	1,974,761
3.35%, 04/18/29	3,420	3,343,148
3.45%, 03/07/29	3,869	3,798,432
3.90%, 06/07/32	2,430	2,356,686
4.15%, 09/15/27	4,115	4,132,323
4.20%, 07/15/27	3,730	3,752,428
4.35%, 09/15/32	2,860	2,835,384
4.38%, 10/15/30	2,150	2,165,685
4.40%, 09/08/31	4,185	4,206,122
4.50%, 01/08/27	2,370	2,388,224
4.50%, 01/16/29	3,690	3,747,523
4.65%, 01/07/28	2,000	2,034,468
4.70%, 06/10/30	4,185	4,288,653
4.75%, 01/20/28	2,155	2,194,380
4.85%, 03/05/27	2,135	2,164,048
4.85%, 06/11/29	3,375	3,471,081
4.85%, 10/11/29	2,910	3,005,295
4.90%, 06/11/27	2,945	2,997,885
4.90%, 03/03/28	1,450	1,482,538
4.90%, 03/07/31	4,265	4,396,596
4.95%, 07/14/28	3,195	3,283,157
5.10%, 04/11/34	4,220	4,321,414
5.15%, 09/08/26	1,545	1,562,675
5.15%, 09/08/33	3,235	3,351,987
Series ., 4.50%, 01/08/27(b)	1,960	1,974,174
Series 1, 5.05%, 06/12/34	3,135	3,200,134
Series I, 4.25%, 06/05/28	3,000	3,025,020
Series I, 4.55%, 06/05/30	3,255	3,307,003
Nordson Corp.
4.50%, 12/15/29	1,960	1,976,360
5.60%, 09/15/28	1,910	1,981,468
5.80%, 09/15/33	1,525	1,620,705
nVent Finance SARL
2.75%, 11/15/31	1,768	1,570,864
4.55%, 04/15/28	3,474	3,482,298
5.65%, 05/15/33	1,845	1,899,301
Oshkosh Corp.
3.10%, 03/01/30	1,941	1,825,001
4.60%, 05/15/28	2,358	2,373,069
Otis Worldwide Corp.
2.29%, 04/05/27	2,258	2,198,311
2.57%, 02/15/30	7,776	7,246,655
3.11%, 02/15/40	4,328	3,345,013
3.36%, 02/15/50	4,106	2,842,322
5.13%, 11/19/31	610	631,488
5.25%, 08/16/28	3,245	3,346,145
Security	Par (000)	Value
Machinery (continued)
Regal Rexnord Corp.
6.05%, 04/15/28	$6,215	$6,432,047
6.30%, 02/15/30	4,700	4,973,960
6.40%, 04/15/33	5,725	6,089,403
Rockwell Automation Inc.
1.75%, 08/15/31	2,415	2,099,926
2.80%, 08/15/61	2,403	1,382,219
3.50%, 03/01/29	2,798	2,744,237
4.20%, 03/01/49	4,093	3,343,671
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	5,323	5,271,723
4.70%, 09/15/28	7,005	7,094,972
4.90%, 05/29/30	2,480	2,534,147
5.50%, 05/29/35	3,040	3,119,200
5.61%, 03/11/34	1,035	1,073,673
Xylem Inc./New York
1.95%, 01/30/28	4,947	4,723,268
2.25%, 01/30/31(b)	3,133	2,814,749
3.25%, 11/01/26	3,843	3,799,064
4.38%, 11/01/46	2,015	1,661,075
		381,457,181
Manufacturing — 0.1%
3M Co.
2.25%, 09/19/26	3,970	3,892,762
2.38%, 08/26/29	5,025	4,702,203
2.88%, 10/15/27	4,483	4,378,641
3.05%, 04/15/30	3,725	3,540,483
3.13%, 09/19/46	2,657	1,816,702
3.25%, 08/26/49	4,753	3,221,153
3.38%, 03/01/29	4,228	4,123,631
3.63%, 09/14/28	3,095	3,058,978
3.63%, 10/15/47	2,716	2,004,761
3.70%, 04/15/50	3,157	2,292,761
3.88%, 06/15/44	1,845	1,463,889
4.00%, 09/14/48	4,755	3,749,694
4.80%, 03/15/30	2,200	2,248,785
5.15%, 03/15/35	2,180	2,213,855
5.70%, 03/15/37	2,742	2,884,316
Carlisle Companies Inc.
2.20%, 03/01/32(b)	2,490	2,132,244
2.75%, 03/01/30	4,119	3,851,382
3.75%, 12/01/27	2,855	2,827,980
5.25%, 09/15/35	820	821,132
5.55%, 09/15/40	725	726,192
Eaton Corp.
3.10%, 09/15/27	3,272	3,219,361
3.92%, 09/15/47	2,324	1,840,057
4.00%, 11/02/32	4,819	4,673,861
4.15%, 03/15/33	4,175	4,075,529
4.15%, 11/02/42	5,129	4,401,428
4.35%, 05/18/28	1,645	1,659,976
4.70%, 08/23/52	2,935	2,598,033
Illinois Tool Works Inc.
2.65%, 11/15/26	6,639	6,544,631
3.90%, 09/01/42	5,367	4,458,371
4.88%, 09/15/41	3,385	3,185,449
Parker-Hannifin Corp.
3.25%, 03/01/27	5,681	5,614,511
3.25%, 06/14/29	4,348	4,214,954
4.00%, 06/14/49	4,161	3,281,755
4.10%, 03/01/47	3,056	2,482,875
Schedule of Investments
64

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
4.20%, 11/21/34	$2,310	$2,216,151
4.25%, 09/15/27	4,550	4,566,701
4.45%, 11/21/44	2,742	2,375,496
4.50%, 09/15/29	4,378	4,436,208
6.25%, 05/15/38	1,546	1,697,735
Pentair Finance SARL
4.50%, 07/01/29	2,833	2,846,573
5.90%, 07/15/32	1,360	1,433,488
Teledyne Technologies Inc.
2.25%, 04/01/28	1,255	1,195,386
2.75%, 04/01/31	2,825	2,585,972
Textron Inc.
2.45%, 03/15/31(b)	2,628	2,362,487
3.00%, 06/01/30	3,020	2,834,729
3.38%, 03/01/28	2,073	2,029,547
3.65%, 03/15/27	3,120	3,088,028
3.90%, 09/17/29	2,404	2,371,032
5.50%, 05/15/35	2,645	2,695,353
6.10%, 11/15/33(b)	1,590	1,702,175
		148,639,396
Media — 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.85%, 12/01/35	3,060	3,066,127
6.70%, 12/01/55	2,150	2,126,091
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	6,281	5,841,236
2.30%, 02/01/32(b)	5,030	4,258,409
2.80%, 04/01/31	10,689	9,621,263
3.50%, 06/01/41	6,562	4,708,709
3.50%, 03/01/42	5,840	4,146,349
3.70%, 04/01/51	9,054	5,826,692
3.75%, 02/15/28	5,809	5,721,585
3.85%, 04/01/61	8,565	5,222,618
3.90%, 06/01/52	10,710	7,082,602
3.95%, 06/30/62	6,666	4,127,893
4.20%, 03/15/28	6,888	6,846,103
4.40%, 04/01/33	4,490	4,223,235
4.40%, 12/01/61	6,743	4,587,896
4.80%, 03/01/50	12,381	9,570,692
5.05%, 03/30/29	3,848	3,907,032
5.13%, 07/01/49	5,585	4,531,744
5.25%, 04/01/53(b)	6,635	5,418,316
5.38%, 04/01/38	3,608	3,374,921
5.38%, 05/01/47	11,013	9,365,218
5.50%, 04/01/63	4,510	3,696,107
5.75%, 04/01/48	10,506	9,368,224
6.10%, 06/01/29	5,870	6,167,554
6.15%, 11/10/26	6,560	6,705,501
6.38%, 10/23/35	8,955	9,322,411
6.48%, 10/23/45	15,344	14,916,286
6.55%, 06/01/34	6,760	7,168,183
6.65%, 02/01/34	4,265	4,548,542
6.83%, 10/23/55	2,358	2,356,879
Comcast Corp.
1.50%, 02/15/31(b)	6,940	5,983,343
1.95%, 01/15/31	8,861	7,848,931
2.35%, 01/15/27	7,046	6,889,963
2.45%, 08/15/52	6,135	3,278,370
Security	Par (000)	Value
Media (continued)
2.65%, 02/01/30	$8,178	$7,663,320
2.65%, 08/15/62	6,494	3,320,546
2.80%, 01/15/51	9,344	5,517,983
2.89%, 11/01/51	20,545	12,284,723
2.94%, 11/01/56	24,551	14,111,551
2.99%, 11/01/63	16,098	8,919,762
3.15%, 02/15/28	8,700	8,523,162
3.20%, 07/15/36	4,800	4,039,517
3.25%, 11/01/39	5,072	3,982,820
3.30%, 02/01/27	6,701	6,625,533
3.30%, 04/01/27	4,629	4,575,626
3.40%, 04/01/30	8,060	7,789,486
3.40%, 07/15/46	5,092	3,606,926
3.45%, 02/01/50	8,440	5,732,304
3.55%, 05/01/28	4,801	4,742,167
3.75%, 04/01/40	6,924	5,748,938
3.90%, 03/01/38	5,894	5,128,738
3.97%, 11/01/47	6,662	5,087,244
4.00%, 08/15/47	3,537	2,720,585
4.00%, 03/01/48	4,621	3,534,668
4.00%, 11/01/49	8,548	6,419,143
4.05%, 11/01/52	4,399	3,284,023
4.15%, 10/15/28	12,004	12,037,918
4.20%, 08/15/34	5,010	4,751,679
4.25%, 10/15/30	6,384	6,388,721
4.25%, 01/15/33	8,026	7,795,993
4.40%, 08/15/35	4,009	3,816,348
4.55%, 01/15/29	5,420	5,497,716
4.60%, 10/15/38	4,765	4,433,477
4.60%, 08/15/45	3,176	2,720,131
4.65%, 02/15/33	5,995	5,980,363
4.65%, 07/15/42	3,542	3,141,501
4.70%, 10/15/48	8,683	7,405,083
4.75%, 03/01/44	1,914	1,682,662
4.80%, 05/15/33	4,975	4,981,002
4.95%, 05/15/32	3,065	3,131,467
4.95%, 10/15/58	5,364	4,561,831
5.10%, 06/01/29	2,400	2,481,580
5.30%, 06/01/34	4,790	4,929,606
5.30%, 05/15/35	4,325	4,415,339
5.35%, 11/15/27	4,779	4,910,257
5.35%, 05/15/53	6,160	5,643,332
5.50%, 11/15/32	5,025	5,291,625
5.50%, 05/15/64	6,090	5,596,609
5.65%, 06/15/35	3,756	3,934,812
5.65%, 06/01/54	4,840	4,637,681
6.05%, 05/15/55	7,420	7,507,308
6.45%, 03/15/37	2,235	2,475,102
6.50%, 11/15/35	3,157	3,512,531
6.55%, 07/01/39	985	1,091,252
6.95%, 08/15/37	2,300	2,620,479
7.05%, 03/15/33	3,832	4,380,380
FactSet Research Systems Inc.
2.90%, 03/01/27	2,750	2,699,195
3.45%, 03/01/32	2,505	2,308,709
Fox Corp.
3.50%, 04/08/30(b)	4,033	3,899,068
4.71%, 01/25/29	10,647	10,768,170
5.48%, 01/25/39	6,246	6,160,209
5.58%, 01/25/49	6,523	6,141,710
6.50%, 10/13/33	6,210	6,756,244
65
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Grupo Televisa SAB
5.00%, 05/13/45	$2,445	$1,704,328
5.25%, 05/24/49(b)	1,195	837,467
6.13%, 01/31/46	3,674	2,965,379
6.63%, 01/15/40	3,056	2,821,828
8.50%, 03/11/32	1,845	2,057,735
NBCUniversal Media LLC
4.45%, 01/15/43	3,243	2,779,186
5.95%, 04/01/41	3,046	3,146,352
6.40%, 04/30/40	2,247	2,450,846
Paramount Global
2.90%, 01/15/27	1,189	1,162,841
3.38%, 02/15/28	2,494	2,432,609
3.70%, 06/01/28	2,365	2,320,527
4.20%, 06/01/29	2,010	1,981,359
4.20%, 05/19/32	4,275	3,986,064
4.38%, 03/15/43	3,966	3,016,312
4.60%, 01/15/45	2,607	2,005,477
4.85%, 07/01/42	2,237	1,822,104
4.90%, 08/15/44	2,396	1,920,997
4.95%, 01/15/31	5,125	5,094,105
4.95%, 05/19/50	3,898	3,053,775
5.25%, 04/01/44	1,495	1,224,138
5.50%, 05/15/33	1,772	1,749,476
5.85%, 09/01/43	3,424	3,081,568
5.90%, 10/15/40	1,962	1,842,694
6.88%, 04/30/36	3,636	3,857,709
7.88%, 07/30/30	3,421	3,861,593
TCI Communications Inc., 7.13%, 02/15/28	3,977	4,256,205
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5,393	6,296,920
Time Warner Cable LLC
4.50%, 09/15/42	5,496	4,350,246
5.50%, 09/01/41	5,344	4,822,518
5.88%, 11/15/40	5,443	5,201,702
6.55%, 05/01/37	6,497	6,730,862
6.75%, 06/15/39	6,581	6,828,077
7.30%, 07/01/38	6,491	7,069,668
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	4,564	4,494,908
3.00%, 07/30/46	2,404	1,627,096
3.70%, 12/01/42	2,126	1,696,928
4.13%, 06/01/44	4,297	3,581,206
4.38%, 08/16/41(b)	1,675	1,474,219
Series B, 7.00%, 03/01/32	4,307	4,912,696
Series E, 4.13%, 12/01/41	2,798	2,395,898
Walt Disney Co. (The)
2.00%, 09/01/29	10,097	9,351,813
2.20%, 01/13/28	5,587	5,378,332
2.65%, 01/13/31	10,033	9,322,265
2.75%, 09/01/49	7,807	4,866,756
3.38%, 11/15/26	3,339	3,317,118
3.50%, 05/13/40	7,952	6,569,463
3.60%, 01/13/51	12,487	9,159,080
3.70%, 03/23/27	3,917	3,903,608
3.80%, 03/22/30	6,739	6,663,785
3.80%, 05/13/60	5,887	4,273,677
4.63%, 03/23/40	3,061	2,913,427
4.70%, 03/23/50(b)	7,755	6,862,931
4.75%, 09/15/44	2,544	2,304,559
4.75%, 11/15/46	2,028	1,817,224
Security	Par (000)	Value
Media (continued)
4.95%, 10/15/45	$1,771	$1,640,962
5.40%, 10/01/43	3,132	3,114,754
6.15%, 03/01/37	1,990	2,182,773
6.15%, 02/15/41	2,717	2,929,611
6.20%, 12/15/34	4,740	5,309,359
6.40%, 12/15/35	4,724	5,325,618
6.55%, 03/15/33	3,044	3,444,187
6.65%, 11/15/37	5,602	6,425,970
7.75%, 12/01/45	1,565	1,986,608
		753,650,378
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	3,045	2,492,167
4.38%, 06/15/45	2,238	1,896,262
Timken Co. (The)
4.13%, 04/01/32	1,930	1,826,539
4.50%, 12/15/28	2,860	2,880,995
Valmont Industries Inc.
5.00%, 10/01/44	2,524	2,300,346
5.25%, 10/01/54	1,574	1,398,363
		12,794,672
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	4,070	3,918,417
3.75%, 10/01/30	2,943	2,778,425
Barrick Mining Corp.
5.25%, 04/01/42	1,125	1,081,684
6.45%, 10/15/35	1,593	1,750,351
Barrick North America Finance LLC
5.70%, 05/30/41	4,333	4,366,074
5.75%, 05/01/43	3,942	3,999,963
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	3,893	4,054,989
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	4,121	3,544,337
4.75%, 02/28/28	4,460	4,536,796
4.90%, 02/28/33	2,895	2,928,749
5.00%, 02/21/30	4,250	4,388,157
5.00%, 09/30/43	11,048	10,476,773
5.10%, 09/08/28	5,363	5,521,832
5.13%, 02/21/32	3,525	3,639,412
5.25%, 09/08/26	6,260	6,328,060
5.25%, 09/08/30	4,410	4,601,908
5.25%, 09/08/33	5,950	6,139,949
5.30%, 02/21/35	5,175	5,316,497
5.50%, 09/08/53	2,480	2,447,375
Freeport-McMoRan Inc.
4.13%, 03/01/28	3,487	3,469,823
4.25%, 03/01/30	2,671	2,638,422
4.38%, 08/01/28	3,926	3,926,773
4.63%, 08/01/30	3,726	3,732,130
5.00%, 09/01/27	3,688	3,688,783
5.25%, 09/01/29	3,245	3,291,816
5.40%, 11/14/34	3,596	3,666,724
5.45%, 03/15/43	7,935	7,495,806
Kinross Gold Corp.
4.50%, 07/15/27	3,515	3,522,082
6.25%, 07/15/33	860	929,683
Newmont Corp.
2.25%, 10/01/30	2,461	2,238,638
Schedule of Investments
66

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
2.60%, 07/15/32(b)	$4,045	$3,615,838
4.88%, 03/15/42	2,301	2,162,928
5.45%, 06/09/44	2,447	2,407,244
5.88%, 04/01/35	2,820	3,015,143
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	1,700	1,627,877
4.20%, 05/13/50	860	696,742
5.35%, 03/15/34	4,199	4,333,908
5.75%, 11/15/41	810	818,340
Rio Tinto Alcan Inc.
5.75%, 06/01/35	2,718	2,888,789
6.13%, 12/15/33	4,678	5,084,659
7.25%, 03/15/31	2,623	3,027,501
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	6,109	3,701,138
5.20%, 11/02/40	5,034	4,970,102
7.13%, 07/15/28	3,856	4,175,507
Rio Tinto Finance USA PLC
4.13%, 08/21/42	3,164	2,679,813
4.38%, 03/12/27	1,860	1,870,905
4.50%, 03/14/28	3,020	3,051,457
4.75%, 03/22/42	3,540	3,234,018
4.88%, 03/14/30	4,805	4,925,970
5.00%, 03/14/32	2,900	2,971,982
5.00%, 03/09/33	2,535	2,587,757
5.13%, 03/09/53	4,103	3,768,981
5.25%, 03/14/35	5,665	5,768,681
5.75%, 03/14/55	2,280	2,273,575
5.88%, 03/14/65	590	590,789
Southern Copper Corp.
5.25%, 11/08/42	7,612	7,135,539
5.88%, 04/23/45	4,018	4,033,532
6.75%, 04/16/40	5,811	6,422,983
7.50%, 07/27/35	4,513	5,240,549
Yamana Gold Inc., 2.63%, 08/15/31	1,735	1,540,697
		221,043,372
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	5,624	5,504,466
3.25%, 02/15/29	4,774	4,568,515
3.28%, 12/01/28	3,400	3,276,619
3.57%, 12/01/31	5,285	4,922,843
4.25%, 04/01/28	5,067	5,040,909
5.10%, 03/01/30	650	661,406
5.55%, 08/22/34	840	851,884
		24,826,642
Oil & Gas — 0.8%
APA Corp.
4.25%, 01/15/30(c)	2,230	2,157,204
5.10%, 09/01/40(c)	1,080	918,220
5.35%, 07/01/49(c)	2,460	1,952,000
6.10%, 02/15/35(c)	1,765	1,767,383
6.75%, 02/15/55(c)	1,850	1,756,068
BP Capital Markets America Inc.
1.75%, 08/10/30	4,936	4,387,671
2.72%, 01/12/32	9,275	8,355,976
2.77%, 11/10/50	7,210	4,357,845
2.94%, 06/04/51	10,065	6,245,703
3.00%, 02/24/50	9,170	5,841,750
3.00%, 03/17/52	5,725	3,579,022
Security	Par (000)	Value
Oil & Gas (continued)
3.02%, 01/16/27	$4,886	$4,824,820
3.06%, 06/17/41	6,480	4,799,534
3.38%, 02/08/61	8,383	5,369,670
3.54%, 04/06/27	3,424	3,399,581
3.59%, 04/14/27	4,678	4,648,224
3.63%, 04/06/30	5,657	5,533,605
3.94%, 09/21/28	5,153	5,138,192
4.23%, 11/06/28	7,315	7,349,406
4.70%, 04/10/29	6,225	6,344,824
4.81%, 02/13/33	5,705	5,727,213
4.87%, 11/25/29	3,305	3,396,648
4.89%, 09/11/33	4,535	4,564,145
4.97%, 10/17/29	3,805	3,920,756
4.99%, 04/10/34	7,545	7,625,907
5.02%, 11/17/27	5,320	5,429,283
5.23%, 11/17/34	7,040	7,185,191
BP Capital Markets PLC
3.28%, 09/19/27	7,070	6,967,598
3.72%, 11/28/28	4,032	3,988,709
Burlington Resources LLC
5.95%, 10/15/36	810	863,227
7.20%, 08/15/31	1,570	1,791,729
Canadian Natural Resources Ltd.
2.95%, 07/15/30	2,800	2,609,538
3.85%, 06/01/27	6,326	6,278,965
4.95%, 06/01/47	4,568	3,957,741
5.00%, 12/15/29(c)	1,200	1,222,317
5.40%, 12/15/34(c)	1,000	1,002,013
5.85%, 02/01/35(b)	2,055	2,109,785
6.25%, 03/15/38	5,053	5,294,149
6.45%, 06/30/33	1,915	2,045,607
6.50%, 02/15/37	2,404	2,566,925
6.75%, 02/01/39	2,325	2,499,662
7.20%, 01/15/32	1,995	2,221,142
Cenovus Energy Inc.
2.65%, 01/15/32	1,846	1,620,776
3.75%, 02/15/52	4,095	2,780,944
4.25%, 04/15/27	2,345	2,343,424
5.25%, 06/15/37	2,690	2,560,561
5.40%, 06/15/47	3,184	2,842,483
6.75%, 11/15/39	1,890	2,046,938
Chevron Corp.
2.00%, 05/11/27	6,050	5,870,012
2.24%, 05/11/30	7,556	6,966,441
3.08%, 05/11/50	5,156	3,442,300
Chevron USA Inc.
1.02%, 08/12/27	4,584	4,346,979
2.34%, 08/12/50(b)	4,063	2,318,556
3.25%, 10/15/29	3,661	3,555,490
3.85%, 01/15/28	4,046	4,050,871
3.95%, 08/13/27	2,050	2,056,245
4.05%, 08/13/28	2,300	2,313,298
4.30%, 10/15/30	4,375	4,399,053
4.41%, 02/26/27	1,140	1,148,939
4.48%, 02/26/28	3,010	3,053,691
4.50%, 10/15/32	4,375	4,385,773
4.69%, 04/15/30	2,900	2,964,634
4.82%, 04/15/32	3,330	3,410,409
4.85%, 10/15/35	3,500	3,486,005
4.98%, 04/15/35	3,300	3,352,719
5.25%, 11/15/43	1,790	1,772,576
67
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.00%, 03/01/41	$1,695	$1,816,242
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	1,249	1,201,152
3.30%, 09/30/49	1,315	990,410
4.25%, 05/09/43(b)	3,599	3,257,330
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	500	446,122
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	3,772	3,801,099
CNOOC Petroleum North America ULC
5.88%, 03/10/35	2,000	2,220,702
6.40%, 05/15/37	3,000	3,524,095
7.88%, 03/15/32	3,000	3,575,281
ConocoPhillips Co.
3.76%, 03/15/42	7,690	6,147,592
3.80%, 03/15/52	5,375	3,891,474
4.03%, 03/15/62	9,142	6,564,468
4.30%, 11/15/44	3,640	3,061,655
4.70%, 01/15/30	6,445	6,569,385
4.85%, 01/15/32	3,255	3,310,607
4.88%, 10/01/47	1,010	898,984
5.00%, 01/15/35(b)	5,495	5,493,884
5.05%, 09/15/33	4,260	4,351,299
5.30%, 05/15/53	4,455	4,085,610
5.50%, 01/15/55	4,245	3,999,157
5.55%, 03/15/54	3,445	3,271,117
5.65%, 01/15/65	4,055	3,827,004
5.70%, 09/15/63	2,775	2,641,392
5.90%, 10/15/32	2,316	2,506,191
5.90%, 05/15/38	1,062	1,125,586
5.95%, 03/15/46	1,015	1,061,769
6.50%, 02/01/39	3,074	3,428,063
6.95%, 04/15/29	1,728	1,891,319
Continental Resources Inc./OK
4.38%, 01/15/28	5,270	5,237,611
4.90%, 06/01/44	4,035	3,184,408
Coterra Energy Inc.
3.90%, 05/15/27	5,508	5,472,250
4.38%, 03/15/29	3,265	3,257,614
5.40%, 02/15/35	3,400	3,384,700
5.60%, 03/15/34	2,445	2,480,256
5.90%, 02/15/55	2,220	2,068,159
Devon Energy Corp.
4.50%, 01/15/30	4,635	4,635,711
4.75%, 05/15/42(b)	4,078	3,438,284
5.00%, 06/15/45	3,782	3,176,647
5.20%, 09/15/34(b)	3,975	3,896,090
5.25%, 10/15/27	4,865	4,873,064
5.60%, 07/15/41	5,437	5,089,481
5.75%, 09/15/54	4,765	4,266,284
5.88%, 06/15/28	2,765	2,765,712
7.88%, 09/30/31	2,622	3,028,776
7.95%, 04/15/32	1,875	2,168,079
Diamondback Energy Inc.
3.13%, 03/24/31	4,602	4,264,378
3.25%, 12/01/26	5,461	5,396,955
3.50%, 12/01/29	4,623	4,455,309
4.25%, 03/15/52	4,124	3,092,907
4.40%, 03/24/51	3,685	2,856,401
5.15%, 01/30/30	4,460	4,582,786
5.20%, 04/18/27	5,970	6,058,935
Security	Par (000)	Value
Oil & Gas (continued)
5.40%, 04/18/34	$5,700	$5,758,692
5.55%, 04/01/35	3,780	3,825,554
5.75%, 04/18/54	5,590	5,174,863
5.90%, 04/18/64	4,240	3,921,381
6.25%, 03/15/33	4,415	4,718,272
6.25%, 03/15/53	3,305	3,266,888
Eni USA Inc., 7.30%, 11/15/27	1,190	1,265,513
EOG Resources Inc.
3.90%, 04/01/35	2,663	2,440,689
4.38%, 04/15/30	4,099	4,123,103
4.40%, 07/15/28	3,925	3,963,192
4.95%, 04/15/50	5,059	4,455,007
5.00%, 07/15/32	4,385	4,461,166
5.35%, 01/15/36	4,755	4,830,610
5.65%, 12/01/54	2,235	2,161,891
5.95%, 07/15/55	2,595	2,617,366
EQT Corp.
3.90%, 10/01/27	5,656	5,601,782
4.75%, 01/15/31(c)	170	168,852
5.00%, 01/15/29	2,360	2,387,547
5.70%, 04/01/28	2,510	2,594,875
5.75%, 02/01/34	2,780	2,879,034
7.00%, 02/01/30	3,020	3,284,889
7.50%, 06/01/30(c)	430	473,523
Equinor ASA
2.38%, 05/22/30	4,602	4,259,792
3.00%, 04/06/27	921	908,175
3.13%, 04/06/30	5,646	5,413,027
3.25%, 11/18/49	3,909	2,718,920
3.63%, 09/10/28	4,991	4,945,683
3.63%, 04/06/40	2,099	1,776,955
3.70%, 04/06/50	3,905	2,952,211
3.95%, 05/15/43	3,552	2,979,794
4.25%, 06/02/28	1,400	1,411,261
4.25%, 11/23/41	2,330	2,062,762
4.80%, 11/08/43	3,025	2,805,311
5.10%, 08/17/40	3,102	3,083,940
5.13%, 06/03/35	2,825	2,878,515
7.25%, 09/23/27	540	574,416
Expand Energy Corp.
4.75%, 02/01/32	2,050	1,996,552
5.38%, 02/01/29	1,130	1,133,157
5.38%, 03/15/30	3,370	3,406,831
5.70%, 01/15/35	2,565	2,603,132
Exxon Mobil Corp.
2.44%, 08/16/29	8,141	7,735,583
2.61%, 10/15/30	7,735	7,211,882
3.00%, 08/16/39	6,860	5,380,127
3.10%, 08/16/49	8,931	5,973,482
3.29%, 03/19/27	4,100	4,072,540
3.45%, 04/15/51	11,263	7,948,585
3.48%, 03/19/30	6,774	6,626,124
3.57%, 03/06/45	3,987	3,060,963
4.11%, 03/01/46	11,951	9,831,051
4.23%, 03/19/40(b)	7,321	6,589,896
4.33%, 03/19/50	11,110	9,199,284
Helmerich & Payne Inc.
2.90%, 09/29/31(b)	2,765	2,412,987
4.65%, 12/01/27(b)	900	899,888
4.85%, 12/01/29(b)	400	398,505
5.50%, 12/01/34(b)	1,080	1,039,630
Schedule of Investments
68

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Hess Corp.
4.30%, 04/01/27	$6,782	$6,798,904
5.60%, 02/15/41	6,253	6,333,117
5.80%, 04/01/47	2,679	2,705,371
6.00%, 01/15/40	4,163	4,455,775
7.13%, 03/15/33	2,657	3,061,140
7.30%, 08/15/31	3,214	3,707,287
7.88%, 10/01/29	2,907	3,302,486
HF Sinclair Corp.
4.50%, 10/01/30	1,947	1,903,428
5.00%, 02/01/28	2,795	2,798,779
5.50%, 09/01/32	1,165	1,168,971
5.75%, 01/15/31	1,835	1,893,526
6.25%, 01/15/35	1,395	1,436,568
Marathon Petroleum Corp.
3.80%, 04/01/28	3,413	3,378,536
4.50%, 04/01/48	3,092	2,408,659
4.75%, 09/15/44	4,676	3,936,710
5.00%, 09/15/54	2,728	2,221,737
5.13%, 12/15/26	5,899	5,947,623
5.15%, 03/01/30	2,605	2,679,829
5.70%, 03/01/35	2,575	2,630,625
6.50%, 03/01/41	4,056	4,259,451
Occidental Petroleum Corp.
4.20%, 03/15/48	1,905	1,344,584
4.40%, 04/15/46	2,672	2,026,745
5.00%, 08/01/27	4,780	4,830,095
5.20%, 08/01/29	6,750	6,844,116
5.38%, 01/01/32	5,090	5,120,239
5.55%, 10/01/34(b)	5,155	5,129,200
6.05%, 10/01/54	4,517	4,210,409
6.13%, 01/01/31	6,020	6,293,877
6.20%, 03/15/40	3,785	3,735,580
6.38%, 09/01/28	1,525	1,592,087
6.45%, 09/15/36	8,125	8,412,026
6.60%, 03/15/46	5,170	5,193,304
6.63%, 09/01/30	7,510	7,989,383
7.50%, 05/01/31	3,995	4,465,877
7.88%, 09/15/31	2,002	2,262,586
7.95%, 06/15/39	1,920	2,188,227
8.50%, 07/15/27	3,395	3,575,375
8.88%, 07/15/30	5,240	6,029,251
Ovintiv Inc.
5.65%, 05/15/28	2,535	2,608,982
6.25%, 07/15/33	3,040	3,163,092
6.50%, 08/15/34	2,949	3,105,069
6.50%, 02/01/38	2,575	2,648,762
6.63%, 08/15/37	2,525	2,620,751
7.10%, 07/15/53	2,600	2,686,014
7.20%, 11/01/31	1,950	2,138,646
7.38%, 11/01/31	2,325	2,574,415
8.13%, 09/15/30	1,430	1,638,084
Patterson-UTI Energy Inc.
3.95%, 02/01/28	910	887,862
5.15%, 11/15/29(b)	1,450	1,445,660
7.15%, 10/01/33	1,795	1,873,940
Phillips 66
2.15%, 12/15/30	4,025	3,583,784
3.30%, 03/15/52	4,970	3,195,693
3.90%, 03/15/28	4,066	4,042,784
4.65%, 11/15/34	4,941	4,766,461
Security	Par (000)	Value
Oil & Gas (continued)
4.88%, 11/15/44	$7,268	$6,362,136
5.88%, 05/01/42	6,644	6,657,951
Phillips 66 Co.
3.15%, 12/15/29	2,991	2,864,613
3.55%, 10/01/26	3,260	3,234,141
3.75%, 03/01/28(b)	3,131	3,105,364
4.68%, 02/15/45	2,445	2,048,243
4.90%, 10/01/46	3,187	2,744,113
4.95%, 12/01/27	4,515	4,585,937
4.95%, 03/15/35(b)	3,180	3,114,019
5.25%, 06/15/31	4,215	4,370,083
5.30%, 06/30/33	4,205	4,292,239
5.50%, 03/15/55	2,070	1,892,938
5.65%, 06/15/54	2,610	2,429,796
Pioneer Natural Resources Co.
1.90%, 08/15/30	5,755	5,152,150
2.15%, 01/15/31	1,110	995,946
Shell Finance U.S. Inc.
2.38%, 11/07/29	7,616	7,125,362
2.75%, 04/06/30	5,103	4,819,929
3.25%, 04/06/50	7,648	5,235,125
3.75%, 09/12/46	5,046	3,890,250
4.00%, 05/10/46	6,489	5,168,776
4.13%, 05/11/35	7,018	6,663,568
4.38%, 05/11/45	11,008	9,378,158
4.55%, 08/12/43	4,463	3,937,255
Shell International Finance BV
2.38%, 11/07/29(b)	820	778,069
2.50%, 09/12/26	7,586	7,470,789
2.75%, 04/06/30(b)	1,450	1,371,046
2.88%, 11/26/41	2,840	2,041,206
3.00%, 11/26/51	5,170	3,318,493
3.13%, 11/07/49	6,058	4,040,050
3.25%, 04/06/50(b)	350	235,307
3.63%, 08/21/42	2,813	2,220,328
3.88%, 11/13/28	6,325	6,316,054
4.00%, 05/10/46	1,060	849,250
4.13%, 05/11/35(b)	1,270	1,242,104
4.38%, 05/11/45	1,220	1,038,132
5.50%, 03/25/40	5,563	5,675,253
6.38%, 12/15/38	10,716	11,945,467
Suncor Energy Inc.
3.75%, 03/04/51	4,023	2,801,004
4.00%, 11/15/47	4,252	3,137,466
5.95%, 12/01/34	2,485	2,585,133
6.50%, 06/15/38	320	341,094
6.80%, 05/15/38	2,746	2,967,451
6.85%, 06/01/39	4,116	4,506,676
7.15%, 02/01/32	2,352	2,626,449
TotalEnergies Capital International SA
2.83%, 01/10/30	6,059	5,790,715
2.99%, 06/29/41	4,868	3,613,813
3.13%, 05/29/50	11,341	7,460,038
3.39%, 06/29/60	3,305	2,129,686
3.46%, 02/19/29	6,014	5,921,164
3.46%, 07/12/49	6,405	4,514,496
TotalEnergies Capital SA
3.88%, 10/11/28	5,232	5,226,362
4.72%, 09/10/34	3,380	3,377,672
5.15%, 04/05/34	5,590	5,760,786
5.28%, 09/10/54	3,640	3,362,571
69
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.43%, 09/10/64	$3,950	$3,664,700
5.49%, 04/05/54	5,470	5,209,652
5.64%, 04/05/64	3,695	3,536,666
Valero Energy Corp.
2.15%, 09/15/27	3,240	3,109,289
2.80%, 12/01/31	2,805	2,530,254
3.40%, 09/15/26	1,105	1,095,032
3.65%, 12/01/51	4,405	2,969,618
4.00%, 04/01/29	2,225	2,199,830
4.00%, 06/01/52	2,540	1,813,805
4.35%, 06/01/28	4,151	4,165,654
4.90%, 03/15/45	3,201	2,798,554
5.15%, 02/15/30	1,330	1,369,804
6.63%, 06/15/37	7,495	8,180,438
7.50%, 04/15/32	3,028	3,486,850
Viper Energy Partners LLC
4.90%, 08/01/30	1,065	1,073,026
5.70%, 08/01/35	1,690	1,696,071
Woodside Finance Ltd.
4.90%, 05/19/28	515	521,637
5.10%, 09/12/34	4,650	4,553,813
5.40%, 05/19/30	740	760,321
5.70%, 05/19/32	620	640,641
5.70%, 09/12/54	4,220	3,876,101
6.00%, 05/19/35	1,114	1,150,520
		1,098,225,475
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	5,659	5,444,270
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	5,145	5,007,200
3.14%, 11/07/29	2,521	2,425,693
3.34%, 12/15/27	7,291	7,175,697
4.08%, 12/15/47	6,483	5,046,851
4.49%, 05/01/30	2,859	2,885,155
Halliburton Co.
2.92%, 03/01/30	3,613	3,397,549
4.50%, 11/15/41	2,770	2,375,764
4.75%, 08/01/43	4,555	3,948,986
4.85%, 11/15/35	4,987	4,841,672
5.00%, 11/15/45	8,401	7,418,139
6.70%, 09/15/38	3,811	4,185,278
7.45%, 09/15/39	4,561	5,342,424
NOV Inc.
3.60%, 12/01/29	3,702	3,576,271
3.95%, 12/01/42	5,976	4,523,654
Schlumberger Investment SA, 2.65%, 06/26/30	3,358	3,122,395
		70,716,998
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
4.50%, 05/15/28	2,240	2,250,327
5.63%, 05/26/33	2,575	2,674,534
Amcor Flexibles North America Inc.
2.63%, 06/19/30	2,730	2,511,242
2.69%, 05/25/31	3,725	3,371,650
4.80%, 03/17/28	3,060	3,093,245
5.10%, 03/17/30	1,285	1,313,732
5.50%, 03/17/35	1,705	1,744,381
Amcor Group Finance PLC, 5.45%, 05/23/29	990	1,024,568
Security	Par (000)	Value
Packaging & Containers (continued)
AptarGroup Inc., 3.60%, 03/15/32(b)	$1,370	$1,260,127
Berry Global Inc.
1.65%, 01/15/27(b)	3,825	3,692,309
5.50%, 04/15/28	2,741	2,824,919
5.65%, 01/15/34	2,790	2,900,096
5.80%, 06/15/31	3,720	3,936,789
Packaging Corp. of America
3.00%, 12/15/29	2,744	2,617,778
3.05%, 10/01/51	2,715	1,703,219
3.40%, 12/15/27	3,144	3,087,340
4.05%, 12/15/49	2,812	2,141,130
5.20%, 08/15/35	930	935,771
5.70%, 12/01/33	1,871	1,965,362
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	2,450	2,527,381
5.44%, 04/03/34	5,125	5,263,713
5.78%, 04/03/54(b)	2,800	2,753,573
Smurfit Westrock Financing DAC, 5.42%, 01/15/35	2,555	2,606,249
Sonoco Products Co.
2.25%, 02/01/27	2,880	2,796,324
2.85%, 02/01/32(b)	2,513	2,239,548
3.13%, 05/01/30	2,945	2,771,888
4.45%, 09/01/26	1,755	1,754,037
4.60%, 09/01/29	1,695	1,701,275
5.00%, 09/01/34(b)	1,390	1,361,094
5.75%, 11/01/40	865	874,816
WestRock MWV LLC
7.95%, 02/15/31	1,593	1,849,099
8.20%, 01/15/30	3,026	3,485,018
WRKCo Inc.
3.00%, 06/15/33	3,073	2,705,558
3.38%, 09/15/27	2,199	2,169,243
3.90%, 06/01/28	3,081	3,058,938
4.00%, 03/15/28	2,936	2,921,750
4.20%, 06/01/32	2,326	2,249,733
4.90%, 03/15/29	3,834	3,912,210
		94,049,966
Pharmaceuticals — 1.2%
AbbVie Inc.
2.95%, 11/21/26	12,202	12,044,971
3.20%, 11/21/29	25,059	24,151,774
4.05%, 11/21/39	17,026	14,979,115
4.25%, 11/14/28	3,771	3,800,977
4.25%, 11/21/49	24,698	20,093,301
4.30%, 05/14/36(b)	5,085	4,815,383
4.40%, 11/06/42	11,207	9,845,448
4.45%, 05/14/46	9,458	8,124,800
4.50%, 05/14/35	11,361	11,004,514
4.55%, 03/15/35	7,492	7,309,762
4.63%, 10/01/42	2,263	2,055,670
4.65%, 03/15/28	5,275	5,360,102
4.70%, 05/14/45	11,393	10,200,967
4.75%, 03/15/45	4,624	4,171,623
4.80%, 03/15/27	11,120	11,238,015
4.80%, 03/15/29	15,500	15,860,853
4.85%, 06/15/44	4,873	4,473,858
4.88%, 03/15/30	5,175	5,328,310
4.88%, 11/14/48	8,130	7,335,371
4.95%, 03/15/31	8,245	8,512,444
5.05%, 03/15/34	13,075	13,318,708
Schedule of Investments
70

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.20%, 03/15/35	$4,755	$4,865,150
5.35%, 03/15/44	3,650	3,571,405
5.40%, 03/15/54	11,010	10,580,071
5.50%, 03/15/64	5,035	4,826,846
5.60%, 03/15/55	3,120	3,081,741
Astrazeneca Finance LLC
1.75%, 05/28/28	6,854	6,482,418
2.25%, 05/28/31	3,887	3,513,470
4.80%, 02/26/27	6,015	6,087,453
4.85%, 02/26/29(b)	5,275	5,414,818
4.88%, 03/03/28	6,005	6,140,137
4.88%, 03/03/33	2,129	2,175,738
4.90%, 03/03/30	3,520	3,633,539
4.90%, 02/26/31	4,675	4,831,587
5.00%, 02/26/34	5,415	5,533,904
AstraZeneca PLC
1.38%, 08/06/30	6,676	5,861,952
2.13%, 08/06/50	1,974	1,084,327
3.00%, 05/28/51	3,355	2,223,666
3.13%, 06/12/27	5,516	5,448,295
4.00%, 01/17/29	4,970	4,971,931
4.00%, 09/18/42	4,929	4,190,088
4.38%, 11/16/45	4,264	3,710,555
4.38%, 08/17/48	3,902	3,347,747
6.45%, 09/15/37	12,337	13,913,437
Becton Dickinson & Co.
1.96%, 02/11/31	5,295	4,654,389
2.82%, 05/20/30	3,947	3,693,966
3.70%, 06/06/27	8,993	8,925,166
3.79%, 05/20/50	2,712	2,005,330
4.30%, 08/22/32	3,075	3,001,244
4.67%, 06/06/47	6,142	5,286,910
4.69%, 02/13/28	4,500	4,557,460
4.69%, 12/15/44	4,735	4,137,607
4.87%, 02/08/29	3,015	3,074,589
5.08%, 06/07/29	3,790	3,898,176
5.11%, 02/08/34	1,455	1,472,506
Bristol-Myers Squibb Co.
1.13%, 11/13/27	4,086	3,853,969
1.45%, 11/13/30	5,485	4,794,803
2.35%, 11/13/40	3,179	2,185,738
2.55%, 11/13/50	8,257	4,787,328
2.95%, 03/15/32(b)	6,175	5,630,320
3.25%, 02/27/27	1,975	1,955,593
3.25%, 08/01/42	3,383	2,548,794
3.40%, 07/26/29	11,767	11,468,383
3.45%, 11/15/27	3,465	3,436,359
3.55%, 03/15/42	4,665	3,684,596
3.70%, 03/15/52	9,715	7,006,167
3.90%, 02/20/28	8,708	8,703,209
3.90%, 03/15/62	5,442	3,845,878
4.13%, 06/15/39	10,486	9,319,746
4.25%, 10/26/49	15,832	12,675,621
4.35%, 11/15/47	6,189	5,123,646
4.50%, 03/01/44	1,435	1,247,553
4.55%, 02/20/48	6,711	5,711,128
4.63%, 05/15/44	2,785	2,458,542
4.90%, 02/22/27	3,335	3,377,325
4.90%, 02/22/29	5,955	6,115,012
5.00%, 08/15/45	3,200	2,975,495
5.10%, 02/22/31	4,875	5,073,481
Security	Par (000)	Value
Pharmaceuticals (continued)
5.20%, 02/22/34	$10,870	$11,159,905
5.50%, 02/22/44	1,720	1,703,555
5.55%, 02/22/54	9,015	8,689,737
5.65%, 02/22/64	7,715	7,384,053
5.75%, 02/01/31	4,225	4,518,910
5.90%, 11/15/33	4,595	4,946,266
6.25%, 11/15/53	4,665	4,934,020
6.40%, 11/15/63	4,411	4,714,896
Cardinal Health Inc.
3.41%, 06/15/27	3,935	3,884,255
4.37%, 06/15/47	2,694	2,172,828
4.50%, 09/15/30	1,725	1,727,879
4.50%, 11/15/44	2,215	1,840,894
4.60%, 03/15/43	1,835	1,563,237
4.70%, 11/15/26	1,640	1,650,451
4.90%, 09/15/45	2,627	2,305,781
5.00%, 11/15/29	2,480	2,539,779
5.13%, 02/15/29	3,925	4,034,674
5.15%, 09/15/35	2,005	1,990,794
5.35%, 11/15/34	1,920	1,948,266
5.45%, 02/15/34	2,035	2,089,888
5.75%, 11/15/54	2,505	2,416,845
Cencora Inc.
2.70%, 03/15/31	5,210	4,764,025
2.80%, 05/15/30	2,097	1,964,382
3.45%, 12/15/27	5,606	5,521,959
4.25%, 03/01/45	2,660	2,170,371
4.30%, 12/15/47	2,615	2,111,400
4.63%, 12/15/27	830	838,151
4.85%, 12/15/29	2,215	2,260,484
5.13%, 02/15/34	1,265	1,279,110
5.15%, 02/15/35	1,650	1,663,148
CVS Health Corp.
1.30%, 08/21/27	11,021	10,402,550
1.75%, 08/21/30	5,925	5,176,797
1.88%, 02/28/31	5,665	4,904,726
2.13%, 09/15/31	4,470	3,858,502
2.70%, 08/21/40	460	322,631
3.25%, 08/15/29	7,863	7,521,254
3.63%, 04/01/27	3,638	3,602,681
3.75%, 04/01/30	5,578	5,389,582
4.13%, 04/01/40	2,951	2,473,024
4.25%, 04/01/50	2,038	1,538,151
4.30%, 03/25/28	15,760	15,752,302
4.78%, 03/25/38	21,620	19,918,661
4.88%, 07/20/35	3,299	3,165,495
5.00%, 01/30/29	4,860	4,956,429
5.00%, 09/15/32	2,715	2,726,999
5.05%, 03/25/48	34,069	29,250,794
5.13%, 02/21/30	4,685	4,795,037
5.13%, 07/20/45	14,539	12,784,702
5.25%, 01/30/31	3,550	3,651,216
5.25%, 02/21/33	7,531	7,617,919
5.30%, 06/01/33	5,411	5,477,189
5.30%, 12/05/43	3,532	3,214,705
5.40%, 06/01/29	4,285	4,427,269
5.45%, 09/15/35	4,030	4,039,496
5.55%, 06/01/31	4,655	4,860,723
5.63%, 02/21/53	5,600	5,115,299
5.70%, 06/01/34	5,540	5,712,847
5.88%, 06/01/53	5,737	5,429,084
71
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
6.00%, 06/01/44	$3,365	$3,324,665
6.00%, 06/01/63	3,295	3,123,571
6.05%, 06/01/54	4,525	4,392,411
6.13%, 09/15/39	2,363	2,425,954
6.20%, 09/15/55	4,690	4,619,507
6.25%, 06/01/27	1,500	1,548,481
6.25%, 09/15/65	2,500	2,443,375
Eli Lilly & Co.
2.25%, 05/15/50	7,022	3,929,963
2.50%, 09/15/60	4,655	2,538,066
3.10%, 05/15/27	4,044	3,991,643
3.38%, 03/15/29	5,525	5,420,507
3.70%, 03/01/45	4,235	3,340,430
3.95%, 05/15/47	2,708	2,178,529
3.95%, 03/15/49	2,140	1,689,552
4.00%, 10/15/28	5,485	5,498,247
4.15%, 08/14/27	4,355	4,381,647
4.15%, 03/15/59	3,151	2,453,997
4.20%, 08/14/29	5,625	5,670,192
4.25%, 03/15/31	5,175	5,187,557
4.50%, 02/09/27	5,185	5,226,055
4.50%, 02/09/29	4,665	4,741,447
4.55%, 02/12/28	3,545	3,598,488
4.55%, 10/15/32	4,605	4,629,702
4.60%, 08/14/34	5,745	5,705,912
4.70%, 02/27/33	4,130	4,181,598
4.70%, 02/09/34	6,855	6,875,717
4.75%, 02/12/30	4,355	4,478,807
4.88%, 02/27/53	4,289	3,865,480
4.90%, 02/12/32	3,165	3,265,991
4.90%, 10/15/35	5,175	5,198,307
4.95%, 02/27/63	3,795	3,379,129
5.00%, 02/09/54	5,445	4,987,052
5.05%, 08/14/54	4,475	4,143,838
5.10%, 02/12/35	4,915	5,031,234
5.10%, 02/09/64	5,780	5,259,080
5.20%, 08/14/64	2,435	2,251,122
5.50%, 03/15/27	960	983,412
5.50%, 02/12/55	3,240	3,201,252
5.55%, 03/15/37	3,000	3,187,893
5.55%, 10/15/55	1,155	1,147,011
5.60%, 02/12/65	4,030	3,994,876
5.65%, 10/15/65	2,445	2,426,770
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	9,438	9,433,622
4.20%, 03/18/43	3,504	3,009,354
4.50%, 04/15/30	2,020	2,043,921
4.88%, 04/15/35	1,900	1,898,950
5.38%, 04/15/34	3,006	3,147,653
6.38%, 05/15/38	11,333	12,612,477
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	5,853	5,714,062
4.32%, 03/12/27	1,830	1,841,366
Johnson & Johnson
0.95%, 09/01/27	4,886	4,632,212
1.30%, 09/01/30	7,173	6,319,587
2.10%, 09/01/40	4,816	3,341,287
2.25%, 09/01/50(b)	4,501	2,602,666
2.45%, 09/01/60(b)	5,493	3,009,152
2.90%, 01/15/28	8,991	8,825,211
2.95%, 03/03/27	3,905	3,858,053
Security	Par (000)	Value
Pharmaceuticals (continued)
3.40%, 01/15/38	$4,785	$4,139,492
3.50%, 01/15/48	3,285	2,495,992
3.55%, 03/01/36	4,796	4,335,786
3.63%, 03/03/37	6,896	6,189,039
3.70%, 03/01/46	9,009	7,197,224
3.75%, 03/03/47	4,636	3,704,933
4.38%, 12/05/33	4,008	4,019,031
4.50%, 03/01/27	4,600	4,645,650
4.50%, 09/01/40	2,722	2,603,595
4.50%, 12/05/43	1,938	1,791,052
4.55%, 03/01/28	2,650	2,699,819
4.70%, 03/01/30	3,820	3,934,814
4.80%, 06/01/29	5,030	5,189,990
4.85%, 03/01/32	3,570	3,697,096
4.85%, 05/15/41	1,567	1,526,227
4.90%, 06/01/31	5,770	6,025,276
4.95%, 05/15/33	2,384	2,481,981
4.95%, 06/01/34(b)	3,915	4,090,422
5.00%, 03/01/35	4,430	4,554,016
5.25%, 06/01/54(b)	3,470	3,422,536
5.85%, 07/15/38	3,433	3,754,763
5.95%, 08/15/37	4,304	4,757,640
6.95%, 09/01/29	2,873	3,204,009
McKesson Corp.
3.95%, 02/16/28	3,202	3,195,590
4.25%, 09/15/29	2,460	2,468,625
4.65%, 05/30/30	3,230	3,282,532
4.90%, 07/15/28	2,971	3,035,702
4.95%, 05/30/32	3,740	3,813,669
5.10%, 07/15/33	2,140	2,193,494
5.25%, 05/30/35	3,150	3,207,217
Mead Johnson Nutrition Co.
4.60%, 06/01/44	3,343	2,939,011
5.90%, 11/01/39	1,585	1,667,837
Merck & Co. Inc.
1.45%, 06/24/30	5,399	4,770,047
1.70%, 06/10/27	8,850	8,528,129
1.90%, 12/10/28	5,399	5,067,663
2.15%, 12/10/31(b)	9,445	8,306,928
2.35%, 06/24/40(b)	5,751	4,047,409
2.45%, 06/24/50	5,575	3,212,513
2.75%, 12/10/51	8,945	5,423,799
2.90%, 12/10/61	7,036	4,049,458
3.40%, 03/07/29	8,511	8,347,106
3.60%, 09/15/42	2,450	1,941,777
3.70%, 02/10/45	8,639	6,763,714
3.90%, 03/07/39	4,405	3,877,432
4.00%, 03/07/49	6,693	5,264,199
4.05%, 05/17/28	3,210	3,226,061
4.15%, 05/18/43	5,422	4,605,713
4.30%, 05/17/30	4,524	4,563,759
4.50%, 05/17/33	3,630	3,629,700
4.90%, 05/17/44	3,340	3,108,655
5.00%, 05/17/53	6,820	6,179,870
5.15%, 05/17/63	2,905	2,634,644
6.50%, 12/01/33	2,698	3,051,591
6.55%, 09/15/37	2,100	2,387,979
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	2,095	2,239,959
5.95%, 12/01/28	1,488	1,577,742
Schedule of Investments
72

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Mylan Inc.
4.55%, 04/15/28	$3,475	$3,453,040
5.20%, 04/15/48	3,275	2,625,360
5.40%, 11/29/43	2,239	1,893,227
Novartis Capital Corp.
2.00%, 02/14/27	7,131	6,950,412
2.20%, 08/14/30	5,808	5,331,056
2.75%, 08/14/50	6,138	3,867,713
3.10%, 05/17/27	4,449	4,394,672
3.70%, 09/21/42	2,970	2,420,634
3.80%, 09/18/29	4,055	4,041,691
4.00%, 09/18/31	3,935	3,906,955
4.00%, 11/20/45	5,571	4,590,890
4.20%, 09/18/34(b)	3,705	3,586,530
4.40%, 05/06/44	8,438	7,468,899
4.70%, 09/18/54	2,165	1,911,869
Pfizer Inc.
1.70%, 05/28/30	5,936	5,314,882
1.75%, 08/18/31	5,160	4,503,414
2.55%, 05/28/40	5,010	3,613,632
2.63%, 04/01/30	6,173	5,794,463
2.70%, 05/28/50	5,620	3,431,891
3.00%, 12/15/26	8,990	8,888,941
3.45%, 03/15/29	8,523	8,392,632
3.60%, 09/15/28	4,603	4,576,753
3.90%, 03/15/39	3,698	3,224,800
4.00%, 12/15/36(b)	4,742	4,359,623
4.00%, 03/15/49	7,347	5,741,226
4.10%, 09/15/38	3,567	3,205,754
4.13%, 12/15/46(b)	5,822	4,728,913
4.20%, 09/15/48	5,590	4,559,820
4.30%, 06/15/43	3,318	2,845,117
4.40%, 05/15/44	5,154	4,490,174
5.60%, 09/15/40	3,489	3,577,280
7.20%, 03/15/39	11,043	13,084,127
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	17,955	18,161,385
4.65%, 05/19/30	8,355	8,511,550
4.75%, 05/19/33	22,116	22,167,537
5.11%, 05/19/43	7,450	7,047,765
5.30%, 05/19/53	26,355	24,545,327
5.34%, 05/19/63	11,874	10,808,496
Pharmacia LLC, 6.60%, 12/01/28	6,449	6,937,591
Sanofi SA, 3.63%, 06/19/28	6,686	6,648,543
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	693	685,698
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	11,233	10,183,506
3.03%, 07/09/40	6,331	4,767,285
3.18%, 07/09/50	8,970	5,850,696
3.38%, 07/09/60	4,246	2,679,238
5.00%, 11/26/28	8,456	8,647,568
5.30%, 07/05/34	3,240	3,311,145
5.65%, 07/05/44	2,670	2,671,351
5.65%, 07/05/54	2,970	2,874,542
5.80%, 07/05/64	2,255	2,187,645
Takeda U.S. Financing Inc.
5.20%, 07/07/35	5,210	5,231,876
5.90%, 07/07/55	6,600	6,577,421
Utah Acquisition Sub Inc., 5.25%, 06/15/46	4,417	3,601,671
Security	Par (000)	Value
Pharmaceuticals (continued)
Viatris Inc.
2.30%, 06/22/27	$3,953	$3,795,475
2.70%, 06/22/30	5,975	5,367,917
3.85%, 06/22/40	6,566	4,913,014
4.00%, 06/22/50	8,401	5,537,724
Wyeth LLC
5.95%, 04/01/37	9,128	9,727,213
6.00%, 02/15/36	2,619	2,826,021
6.50%, 02/01/34	3,934	4,399,423
Zoetis Inc.
2.00%, 05/15/30	4,765	4,321,666
3.00%, 09/12/27	5,071	4,972,187
3.00%, 05/15/50	2,610	1,690,112
3.90%, 08/20/28	3,489	3,483,837
3.95%, 09/12/47	2,474	1,949,992
4.15%, 08/17/28	2,310	2,315,915
4.45%, 08/20/48	2,114	1,778,372
4.70%, 02/01/43	5,210	4,706,837
5.00%, 08/17/35	2,250	2,240,578
5.60%, 11/16/32	1,985	2,101,916
		1,607,358,649
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	1,932	1,799,176
3.60%, 09/01/32	1,910	1,749,025
4.45%, 07/15/27	1,847	1,850,247
4.80%, 05/03/29	3,181	3,226,559
5.63%, 08/01/34	2,135	2,185,710
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	3,025	2,487,271
3.70%, 11/15/29	5,645	5,484,735
5.13%, 06/30/27	4,757	4,807,257
Cheniere Energy Inc.
4.63%, 10/15/28	5,162	5,156,749
5.65%, 04/15/34	5,790	5,909,912
Cheniere Energy Partners LP
3.25%, 01/31/32	6,157	5,572,256
4.00%, 03/01/31	4,749	4,578,182
4.50%, 10/01/29	8,490	8,470,287
5.55%, 10/30/35(c)	1,935	1,953,586
5.75%, 08/15/34	4,755	4,882,473
5.95%, 06/30/33	4,499	4,711,917
Columbia Pipeline Group Inc., 5.80%, 06/01/45	2,992	2,930,150
DCP Midstream Operating LP
3.25%, 02/15/32(b)	1,805	1,623,452
5.13%, 05/15/29	200	204,343
5.60%, 04/01/44	1,655	1,546,671
5.63%, 07/15/27	140	142,941
8.13%, 08/16/30	1,840	2,112,982
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	2,585	2,463,131
5.80%, 01/15/35	2,115	2,204,315
6.20%, 01/15/55	970	992,366
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29	3,394	3,228,455
4.60%, 12/15/44	2,881	2,442,087
4.80%, 11/01/43	2,598	2,272,815
Enbridge Energy Partners LP
5.50%, 09/15/40	3,060	2,984,813
7.38%, 10/15/45	3,074	3,536,977
73
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Series B, 7.50%, 04/15/38	$2,515	$2,935,319
Enbridge Inc.
1.60%, 10/04/26	2,973	2,888,917
2.50%, 08/01/33	4,690	3,940,235
3.13%, 11/15/29	4,805	4,576,833
3.40%, 08/01/51	3,260	2,149,847
3.70%, 07/15/27	4,002	3,966,006
4.00%, 11/15/49	2,218	1,640,646
4.25%, 12/01/26	5,621	5,619,812
4.50%, 06/10/44	1,823	1,519,563
4.60%, 06/20/28	1,520	1,535,894
4.90%, 06/20/30(b)	2,710	2,766,052
5.25%, 04/05/27	2,300	2,337,101
5.30%, 04/05/29	2,165	2,232,997
5.50%, 12/01/46	1,156	1,109,819
5.55%, 06/20/35	3,395	3,458,321
5.63%, 04/05/34	5,220	5,385,273
5.70%, 03/08/33	10,125	10,555,165
5.90%, 11/15/26	3,560	3,622,587
5.95%, 04/05/54	3,770	3,720,392
6.00%, 11/15/28	3,130	3,298,087
6.20%, 11/15/30	2,515	2,707,075
6.70%, 11/15/53	4,319	4,650,890
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)	2,921	3,038,540
7.38%, 03/15/55, (5-year CMT + 3.122%)(a)	160	168,225
Energy Transfer LP
3.75%, 05/15/30	6,046	5,855,769
4.00%, 10/01/27	4,246	4,224,827
4.15%, 09/15/29	3,142	3,112,795
4.20%, 04/15/27	2,897	2,893,580
4.40%, 03/15/27	3,899	3,906,311
4.90%, 03/15/35	2,375	2,283,625
4.95%, 05/15/28	4,183	4,250,593
4.95%, 06/15/28	5,019	5,103,672
4.95%, 01/15/43(b)	2,645	2,288,602
5.00%, 05/15/44	2,025	1,748,681
5.00%, 05/15/50	9,129	7,585,550
5.15%, 02/01/43	2,611	2,317,097
5.15%, 03/15/45	3,382	2,974,920
5.20%, 04/01/30	3,000	3,085,072
5.25%, 04/15/29	6,437	6,617,114
5.25%, 07/01/29	3,890	4,008,587
5.30%, 04/01/44	3,839	3,438,232
5.30%, 04/15/47	4,235	3,733,439
5.35%, 05/15/45	4,208	3,770,117
5.40%, 10/01/47	6,073	5,407,174
5.50%, 06/01/27	4,388	4,464,407
5.55%, 02/15/28	4,790	4,931,809
5.55%, 05/15/34	5,585	5,674,373
5.60%, 09/01/34	5,355	5,440,643
5.70%, 04/01/35	1,230	1,253,137
5.75%, 02/15/33	6,805	7,073,587
5.95%, 10/01/43	1,714	1,664,393
5.95%, 05/15/54	6,904	6,478,125
6.00%, 06/15/48	4,955	4,757,532
6.05%, 12/01/26	5,300	5,402,770
6.05%, 06/01/41	2,954	2,951,359
6.05%, 09/01/54	4,985	4,740,804
6.10%, 12/01/28	1,895	1,995,345
6.10%, 02/15/42	2,035	2,030,385
6.13%, 12/15/45	4,623	4,547,353
Security	Par (000)	Value
Pipelines (continued)
6.20%, 04/01/55	$1,770	$1,719,018
6.25%, 04/15/49	8,059	7,901,034
6.40%, 12/01/30	3,690	3,991,623
6.50%, 02/01/42	3,437	3,567,972
6.55%, 12/01/33	6,651	7,209,830
6.63%, 10/15/36	2,395	2,579,985
7.50%, 07/01/38	2,610	2,996,536
Series 20Y, 5.80%, 06/15/38	2,874	2,896,228
Enterprise Products Operating LLC
2.80%, 01/31/30	5,291	4,992,898
3.13%, 07/31/29(b)	6,616	6,372,786
3.20%, 02/15/52	5,170	3,359,871
3.30%, 02/15/53	4,065	2,663,721
3.70%, 01/31/51	5,082	3,641,316
3.95%, 02/15/27	4,847	4,838,177
3.95%, 01/31/60	4,709	3,388,856
4.15%, 10/16/28	5,046	5,066,342
4.20%, 01/31/50	5,820	4,578,966
4.25%, 02/15/48	5,825	4,703,013
4.30%, 06/20/28	3,225	3,247,089
4.45%, 02/15/43	5,191	4,477,949
4.60%, 01/11/27	4,050	4,075,450
4.60%, 01/15/31	6,460	6,522,564
4.80%, 02/01/49	5,858	5,067,387
4.85%, 01/31/34	2,950	2,945,736
4.85%, 08/15/42	3,854	3,499,515
4.85%, 03/15/44	5,697	5,145,914
4.90%, 05/15/46	4,777	4,278,436
4.95%, 02/15/35	5,230	5,220,463
4.95%, 10/15/54	2,127	1,843,021
5.10%, 02/15/45	5,669	5,241,309
5.20%, 01/15/36	6,520	6,572,051
5.35%, 01/31/33	4,687	4,860,207
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)	3,385	3,347,760
5.55%, 02/16/55	3,390	3,236,407
5.70%, 02/15/42	2,167	2,176,011
5.95%, 02/01/41	3,389	3,509,837
6.13%, 10/15/39	3,112	3,317,352
6.45%, 09/01/40	2,690	2,951,243
7.55%, 04/15/38	2,769	3,282,385
Series D, 6.88%, 03/01/33	1,860	2,093,356
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(a)	4,416	4,378,419
Series H, 6.65%, 10/15/34	2,370	2,669,195
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	2,452	2,108,727
5.00%, 08/15/42	2,935	2,628,466
5.00%, 03/01/43	2,650	2,371,655
5.40%, 09/01/44	2,590	2,399,131
5.50%, 03/01/44(b)	3,095	2,915,070
5.63%, 09/01/41	2,032	1,971,324
5.80%, 03/15/35	2,466	2,543,904
6.38%, 03/01/41	2,836	2,966,942
6.50%, 02/01/37	2,001	2,137,621
6.50%, 09/01/39	3,002	3,211,635
6.55%, 09/15/40	2,338	2,500,378
6.95%, 01/15/38	5,853	6,511,845
7.30%, 08/15/33	2,485	2,811,347
7.40%, 03/15/31	1,261	1,424,960
7.50%, 11/15/40	2,014	2,340,682
Schedule of Investments
74

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
7.75%, 03/15/32	$1,666	$1,928,236
Kinder Morgan Inc.
1.75%, 11/15/26	3,260	3,165,951
2.00%, 02/15/31	2,400	2,114,463
3.25%, 08/01/50	2,737	1,741,481
3.60%, 02/15/51	3,900	2,652,715
4.30%, 03/01/28	7,001	7,027,200
4.80%, 02/01/33	3,936	3,891,982
5.00%, 02/01/29	4,800	4,903,548
5.05%, 02/15/46	3,133	2,753,673
5.10%, 08/01/29	2,970	3,050,538
5.15%, 06/01/30	965	993,079
5.20%, 06/01/33	4,635	4,688,941
5.20%, 03/01/48	3,893	3,471,745
5.30%, 12/01/34	3,923	3,946,286
5.40%, 02/01/34	4,650	4,733,051
5.45%, 08/01/52	3,710	3,365,644
5.55%, 06/01/45	7,090	6,669,425
5.85%, 06/01/35	990	1,028,504
5.95%, 08/01/54	2,655	2,578,213
7.75%, 01/15/32	4,689	5,413,902
7.80%, 08/01/31	2,672	3,091,761
MPLX LP
2.65%, 08/15/30	6,738	6,159,403
4.00%, 03/15/28	6,125	6,089,693
4.13%, 03/01/27	6,642	6,625,410
4.25%, 12/01/27	4,247	4,248,824
4.50%, 04/15/38	8,745	7,786,172
4.70%, 04/15/48	7,144	5,790,015
4.80%, 02/15/29	4,455	4,513,782
4.80%, 02/15/31	3,280	3,281,933
4.90%, 04/15/58	1,774	1,424,498
4.95%, 09/01/32	4,465	4,437,570
4.95%, 03/14/52	7,100	5,842,386
5.00%, 01/15/33	3,000	2,974,168
5.00%, 03/01/33	3,455	3,423,150
5.20%, 03/01/47	5,048	4,392,870
5.20%, 12/01/47	2,926	2,533,160
5.40%, 04/01/35	2,865	2,847,240
5.40%, 09/15/35	4,315	4,260,588
5.50%, 06/01/34	5,725	5,769,964
5.50%, 02/15/49	7,421	6,674,407
5.65%, 03/01/53	2,150	1,952,517
5.95%, 04/01/55	2,825	2,663,162
6.20%, 09/15/55	3,660	3,563,450
Northwest Pipeline LLC, 4.00%, 04/01/27	2,924	2,913,353
ONEOK Inc.
3.10%, 03/15/30	2,933	2,764,151
3.25%, 06/01/30	2,367	2,237,930
3.40%, 09/01/29	3,568	3,428,763
3.95%, 03/01/50	4,729	3,346,972
4.00%, 07/13/27	3,096	3,084,432
4.20%, 10/03/47	2,928	2,204,534
4.25%, 09/24/27	1,670	1,671,754
4.25%, 09/15/46	2,218	1,685,765
4.35%, 03/15/29	3,393	3,386,209
4.40%, 10/15/29	750	749,434
4.45%, 09/01/49	3,088	2,406,793
4.50%, 03/15/50	2,506	1,956,098
4.55%, 07/15/28	4,456	4,490,145
4.75%, 10/15/31	5,985	5,985,099
Security	Par (000)	Value
Pipelines (continued)
4.85%, 02/01/49	$2,738	$2,232,356
4.95%, 10/15/32	2,000	1,987,814
4.95%, 07/13/47	3,415	2,899,620
5.05%, 11/01/34	6,650	6,486,170
5.05%, 04/01/45	1,610	1,394,081
5.15%, 10/15/43(b)	3,141	2,785,423
5.20%, 07/15/48	4,534	3,958,905
5.38%, 06/01/29	990	1,018,948
5.40%, 10/15/35	2,240	2,219,460
5.45%, 06/01/47	1,575	1,406,370
5.55%, 11/01/26	4,815	4,872,838
5.60%, 04/01/44	1,820	1,686,689
5.65%, 11/01/28	3,690	3,833,085
5.65%, 09/01/34	1,410	1,433,860
5.70%, 11/01/54	4,050	3,691,557
5.80%, 11/01/30	2,400	2,524,135
5.85%, 11/01/64	1,655	1,511,484
6.00%, 06/15/35	1,299	1,345,469
6.05%, 09/01/33	6,925	7,282,550
6.10%, 11/15/32	2,555	2,715,022
6.25%, 10/15/55	5,870	5,736,208
6.35%, 01/15/31	2,890	3,101,275
6.63%, 09/01/53	5,425	5,565,422
7.15%, 01/15/51	2,125	2,282,659
ONEOK Partners LP
6.13%, 02/01/41	3,006	3,031,239
6.20%, 09/15/43	1,992	1,994,842
6.65%, 10/01/36	3,293	3,556,518
6.85%, 10/15/37	2,515	2,743,767
Plains All American Pipeline LP, 5.95%, 06/15/35	3,545	3,650,540
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	4,223	4,071,200
3.80%, 09/15/30	3,804	3,669,221
4.30%, 01/31/43	1,922	1,522,933
4.50%, 12/15/26	5,719	5,723,253
4.70%, 06/15/44	3,250	2,687,558
4.90%, 02/15/45	3,166	2,687,815
5.15%, 06/01/42	2,594	2,315,131
5.70%, 09/15/34	3,010	3,071,954
6.65%, 01/15/37	3,537	3,829,780
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	7,399	7,396,539
4.50%, 05/15/30	4,347	4,360,504
5.00%, 03/15/27	8,898	8,949,022
5.88%, 06/30/26	1,186	1,191,268
5.90%, 09/15/37	3,154	3,315,456
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	2,790	2,814,862
5.03%, 10/01/29	1,590	1,610,632
5.58%, 10/01/34	5,600	5,556,362
6.18%, 10/01/54	2,190	2,080,545
Spectra Energy Partners LP
3.38%, 10/15/26	3,403	3,367,224
4.50%, 03/15/45	4,732	3,953,723
5.95%, 09/25/43	2,271	2,250,886
Targa Resources Corp.
4.20%, 02/01/33	4,345	4,095,971
4.90%, 09/15/30	3,225	3,273,967
4.95%, 04/15/52	3,560	2,947,072
75
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.20%, 07/01/27	$4,865	$4,943,663
5.50%, 02/15/35	2,465	2,486,421
5.55%, 08/15/35	4,090	4,115,572
5.65%, 02/15/36	3,245	3,281,756
6.13%, 03/15/33	3,260	3,449,365
6.13%, 05/15/55	3,035	2,947,093
6.15%, 03/01/29	3,025	3,193,612
6.25%, 07/01/52	2,552	2,515,585
6.50%, 03/30/34	3,970	4,291,676
6.50%, 02/15/53	4,215	4,305,890
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	5,325	5,009,137
4.88%, 02/01/31	6,890	6,862,230
5.00%, 01/15/28	5,980	5,987,486
5.50%, 03/01/30	6,210	6,331,890
6.88%, 01/15/29	2,960	3,017,775
TC PipeLines LP, 3.90%, 05/25/27	5,590	5,554,635
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	2,793	2,900,736
7.00%, 10/15/28	1,720	1,851,179
7.63%, 04/01/37	830	979,936
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,532	1,706,139
TransCanada PipeLines Ltd.
4.10%, 04/15/30	2,855	2,811,817
4.25%, 05/15/28	7,949	7,955,496
4.63%, 03/01/34	5,494	5,296,055
5.00%, 10/16/43	30	27,613
5.10%, 03/15/49	3,593	3,236,749
5.60%, 03/31/34	2,171	2,224,326
5.85%, 03/15/36	2,793	2,892,462
6.10%, 06/01/40	3,291	3,406,825
6.20%, 10/15/37	5,508	5,807,518
7.25%, 08/15/38	3,646	4,143,199
7.63%, 01/15/39	4,549	5,341,821
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	3,944	3,753,720
3.95%, 05/15/50	2,394	1,794,952
4.00%, 03/15/28	2,459	2,452,027
4.45%, 08/01/42	1,843	1,565,661
4.60%, 03/15/48	2,905	2,443,569
5.40%, 08/15/41	1,867	1,791,651
Valero Energy Partners LP, 4.50%, 03/15/28	3,560	3,582,045
Western Midstream Operating LP
4.05%, 02/01/30	6,530	6,344,625
4.50%, 03/01/28	1,724	1,721,975
4.75%, 08/15/28	1,305	1,311,898
5.25%, 02/01/50	4,850	4,058,735
5.30%, 03/01/48	3,175	2,672,872
5.45%, 11/15/34	3,680	3,631,319
5.45%, 04/01/44	1,885	1,655,064
5.50%, 08/15/48	2,690	2,312,080
6.15%, 04/01/33	3,480	3,644,443
6.35%, 01/15/29	2,260	2,377,008
Williams Companies Inc. (The)
2.60%, 03/15/31	7,562	6,836,124
3.50%, 11/15/30	3,504	3,337,651
3.50%, 10/15/51	3,325	2,251,715
3.75%, 06/15/27	7,559	7,497,003
4.63%, 06/30/30	2,760	2,774,824
Security	Par (000)	Value
Pipelines (continued)
4.65%, 08/15/32	$4,715	$4,653,402
4.80%, 11/15/29	1,705	1,733,614
4.85%, 03/01/48	4,131	3,554,298
4.90%, 03/15/29	4,920	5,013,181
4.90%, 01/15/45	2,456	2,155,306
5.10%, 09/15/45	4,388	3,961,578
5.15%, 03/15/34	6,455	6,469,479
5.30%, 08/15/28	5,675	5,855,959
5.30%, 09/30/35	3,490	3,488,952
5.30%, 08/15/52	3,215	2,906,841
5.40%, 03/04/44	2,386	2,248,278
5.60%, 03/15/35	2,745	2,817,819
5.65%, 03/15/33	4,065	4,234,998
5.75%, 06/24/44	3,021	2,967,457
5.80%, 11/15/43	1,980	1,961,961
5.80%, 11/15/54	1,290	1,246,304
6.00%, 03/15/55	1,850	1,840,288
6.30%, 04/15/40	5,914	6,268,164
8.75%, 03/15/32	1,575	1,902,101
Series A, 7.50%, 01/15/31	1,730	1,958,846
		1,171,009,890
Private Equity — 0.0%
Brookfield Finance Inc., 5.81%, 03/03/55	1,510	1,481,370
KKR & Co. Inc., 5.10%, 08/07/35	2,465	2,446,385
		3,927,755
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31	2,923	2,632,255
4.80%, 06/15/30	2,035	2,064,359
5.50%, 04/01/29	2,070	2,146,788
5.50%, 06/15/35	1,835	1,872,458
5.95%, 08/15/34	3,115	3,302,266
Jones Lang LaSalle Inc., 6.88%, 12/01/28	1,130	1,214,719
		13,232,845
Real Estate Investment Trusts — 0.9%
Agree LP
2.00%, 06/15/28	2,470	2,328,413
2.60%, 06/15/33	1,451	1,227,299
2.90%, 10/01/30	1,594	1,488,539
4.80%, 10/01/32	785	782,934
5.60%, 06/15/35	1,290	1,328,255
5.63%, 06/15/34	680	700,947
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	4,650	3,771,165
2.00%, 05/18/32	4,346	3,642,483
2.75%, 12/15/29	2,377	2,228,227
2.95%, 03/15/34	3,320	2,833,486
3.00%, 05/18/51	4,040	2,455,435
3.38%, 08/15/31	3,325	3,103,090
3.55%, 03/15/52	4,450	3,004,947
3.95%, 01/15/27	1,792	1,783,789
3.95%, 01/15/28	2,747	2,729,383
4.00%, 02/01/50	3,322	2,467,502
4.50%, 07/30/29	2,191	2,199,671
4.70%, 07/01/30	2,452	2,469,612
4.75%, 04/15/35	2,470	2,383,362
4.85%, 04/15/49	1,503	1,265,045
4.90%, 12/15/30	3,395	3,447,249
5.15%, 04/15/53	2,275	1,985,146
5.25%, 05/15/36	1,190	1,178,812
Schedule of Investments
76

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.50%, 10/01/35	$2,290	$2,323,453
5.63%, 05/15/54	2,850	2,666,271
American Assets Trust LP
3.38%, 02/01/31	1,750	1,579,460
6.15%, 10/01/34	870	875,078
American Homes 4 Rent LP
2.38%, 07/15/31	1,110	980,830
3.38%, 07/15/51	2,275	1,487,644
3.63%, 04/15/32	925	859,880
4.25%, 02/15/28	3,010	3,005,305
4.30%, 04/15/52	1,050	808,335
4.90%, 02/15/29	2,126	2,164,340
4.95%, 06/15/30	1,815	1,847,756
5.25%, 03/15/35	915	915,388
5.50%, 02/01/34	2,735	2,803,005
5.50%, 07/15/34	2,200	2,248,143
American Tower Corp.
1.45%, 09/15/26	3,062	2,973,433
1.50%, 01/31/28	3,223	3,023,685
1.88%, 10/15/30	3,971	3,498,209
2.10%, 06/15/30	4,492	4,038,904
2.30%, 09/15/31	4,245	3,736,510
2.70%, 04/15/31	4,187	3,798,087
2.75%, 01/15/27	3,433	3,366,310
2.90%, 01/15/30	3,350	3,147,399
2.95%, 01/15/51	4,690	2,934,873
3.10%, 06/15/50	4,485	2,906,432
3.13%, 01/15/27	2,518	2,480,084
3.38%, 10/15/26	4,697	4,651,366
3.55%, 07/15/27	4,141	4,095,794
3.60%, 01/15/28	4,286	4,228,846
3.65%, 03/15/27	3,700	3,671,372
3.70%, 10/15/49	3,111	2,257,163
3.80%, 08/15/29	7,853	7,691,479
3.95%, 03/15/29	3,158	3,123,070
4.05%, 03/15/32(b)	3,750	3,611,531
4.90%, 03/15/30	3,855	3,932,560
5.00%, 01/31/30	2,905	2,973,283
5.20%, 02/15/29	3,540	3,640,930
5.25%, 07/15/28	4,300	4,422,361
5.35%, 03/15/35	2,725	2,794,819
5.40%, 01/31/35	2,895	2,968,679
5.45%, 02/15/34	3,600	3,712,163
5.50%, 03/15/28	4,180	4,307,693
5.55%, 07/15/33	4,511	4,684,394
5.65%, 03/15/33	4,105	4,288,151
5.80%, 11/15/28	4,645	4,856,693
5.90%, 11/15/33	3,535	3,754,380
Americold Realty Operating Partnership LP
5.41%, 09/12/34	1,435	1,408,663
5.60%, 05/15/32	1,800	1,821,996
AvalonBay Communities Inc.
1.90%, 12/01/28	2,745	2,567,976
2.05%, 01/15/32	3,055	2,655,475
2.30%, 03/01/30(b)	3,908	3,594,917
2.45%, 01/15/31	3,724	3,384,602
2.90%, 10/15/26	1,862	1,838,631
3.20%, 01/15/28	2,423	2,378,944
3.30%, 06/01/29	1,998	1,939,162
3.35%, 05/15/27	2,077	2,052,927
3.90%, 10/15/46	1,325	1,033,526
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.15%, 07/01/47	$1,100	$891,423
4.35%, 04/15/48	2,015	1,682,642
5.00%, 02/15/33	1,390	1,415,184
5.00%, 08/01/35	945	941,553
5.30%, 12/07/33	2,015	2,080,074
5.35%, 06/01/34	825	850,872
Boston Properties LP
2.45%, 10/01/33	6,070	4,927,790
2.55%, 04/01/32	4,865	4,171,863
2.75%, 10/01/26	4,931	4,845,506
2.90%, 03/15/30	3,622	3,359,001
3.25%, 01/30/31(b)	5,731	5,326,364
3.40%, 06/21/29	3,710	3,556,112
4.50%, 12/01/28	5,397	5,398,596
5.75%, 01/15/35	3,500	3,549,372
6.50%, 01/15/34(b)	2,465	2,647,752
6.75%, 12/01/27	2,855	3,003,529
Brixmor Operating Partnership LP
2.25%, 04/01/28	1,178	1,121,607
2.50%, 08/16/31	2,665	2,362,672
3.90%, 03/15/27	1,696	1,686,308
4.05%, 07/01/30	3,852	3,774,448
4.13%, 05/15/29	3,094	3,065,727
5.20%, 04/01/32	130	132,540
5.50%, 02/15/34	1,775	1,808,291
5.75%, 02/15/35	763	791,481
Broadstone Net Lease LLC, 2.60%, 09/15/31	2,152	1,858,563
Camden Property Trust
2.80%, 05/15/30	3,900	3,659,417
3.15%, 07/01/29	3,532	3,394,188
3.35%, 11/01/49	2,200	1,526,937
4.10%, 10/15/28	2,247	2,249,651
4.90%, 01/15/34	1,290	1,293,857
5.85%, 11/03/26	2,030	2,066,661
COPT Defense Properties LP
2.00%, 01/15/29	2,189	2,021,822
2.75%, 04/15/31	2,295	2,067,935
2.90%, 12/01/33	1,850	1,552,535
Cousins Properties LP
5.25%, 07/15/30	1,485	1,523,926
5.38%, 02/15/32	520	530,546
5.88%, 10/01/34	2,300	2,378,630
Crown Castle Inc.
2.10%, 04/01/31	6,097	5,315,128
2.25%, 01/15/31	5,017	4,442,899
2.50%, 07/15/31	2,615	2,314,566
2.90%, 03/15/27	4,570	4,475,911
2.90%, 04/01/41	5,530	3,950,149
3.10%, 11/15/29	2,633	2,497,011
3.25%, 01/15/51	3,885	2,536,923
3.30%, 07/01/30	4,830	4,561,871
3.65%, 09/01/27	5,670	5,598,517
3.80%, 02/15/28	5,716	5,644,992
4.00%, 03/01/27	3,115	3,100,344
4.00%, 11/15/49	2,053	1,527,613
4.15%, 07/01/50	2,183	1,668,062
4.30%, 02/15/29	3,555	3,536,001
4.75%, 05/15/47	2,053	1,774,688
4.80%, 09/01/28	3,820	3,863,809
4.90%, 09/01/29	3,780	3,829,031
5.00%, 01/11/28	5,700	5,776,898
77
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.10%, 05/01/33	$3,975	$3,986,722
5.20%, 09/01/34	4,260	4,253,483
5.20%, 02/15/49	2,058	1,836,878
5.60%, 06/01/29	4,155	4,316,890
5.80%, 03/01/34	3,890	4,059,237
CubeSmart LP
2.00%, 02/15/31	2,185	1,904,187
2.25%, 12/15/28	2,532	2,383,196
2.50%, 02/15/32	2,435	2,119,943
3.00%, 02/15/30	1,490	1,405,261
3.13%, 09/01/26	3,262	3,216,872
4.38%, 02/15/29	1,956	1,954,481
5.13%, 11/01/35	590	580,354
Digital Realty Trust LP
3.60%, 07/01/29	4,884	4,764,660
3.70%, 08/15/27	4,515	4,479,764
4.45%, 07/15/28	2,885	2,905,461
5.55%, 01/15/28	4,642	4,781,896
DOC DR LLC
2.63%, 11/01/31	2,933	2,614,333
3.95%, 01/15/28	2,433	2,419,875
4.30%, 03/15/27	1,606	1,606,391
EPR Properties
3.60%, 11/15/31	75	68,793
3.75%, 08/15/29	1,900	1,824,285
4.50%, 06/01/27	1,500	1,496,055
4.75%, 12/15/26	1,500	1,502,131
4.95%, 04/15/28	1,000	1,004,049
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	2,670	2,738,823
Equinix Inc.
1.55%, 03/15/28	2,708	2,538,494
1.80%, 07/15/27	3,053	2,924,439
2.00%, 05/15/28	2,508	2,370,318
2.15%, 07/15/30	3,440	3,100,497
2.50%, 05/15/31	3,555	3,190,462
2.90%, 11/18/26	4,058	3,991,222
2.95%, 09/15/51	2,755	1,689,559
3.00%, 07/15/50	2,599	1,633,036
3.20%, 11/18/29	6,677	6,378,348
3.40%, 02/15/52	2,615	1,745,969
3.90%, 04/15/32	3,990	3,797,916
ERP Operating LP
1.85%, 08/01/31	1,815	1,584,557
2.50%, 02/15/30	3,148	2,935,506
2.85%, 11/01/26	1,786	1,761,060
3.00%, 07/01/29	3,093	2,967,904
3.25%, 08/01/27	2,169	2,138,297
3.50%, 03/01/28	3,133	3,091,790
4.00%, 08/01/47	1,341	1,048,250
4.15%, 12/01/28	2,605	2,611,510
4.50%, 07/01/44	1,820	1,579,547
4.50%, 06/01/45	1,800	1,550,738
4.65%, 09/15/34	1,410	1,378,856
4.95%, 06/15/32	2,995	3,058,485
Essential Properties LP
2.95%, 07/15/31	2,077	1,868,727
5.40%, 12/01/35	1,300	1,283,649
Essex Portfolio LP
1.65%, 01/15/31	1,340	1,148,556
1.70%, 03/01/28	1,770	1,665,768
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.55%, 06/15/31	$1,220	$1,089,588
2.65%, 03/15/32	3,028	2,673,320
2.65%, 09/01/50	1,260	735,915
3.00%, 01/15/30	2,960	2,797,178
3.63%, 05/01/27	2,120	2,100,645
4.00%, 03/01/29	3,816	3,778,850
4.50%, 03/15/48	2,135	1,795,854
5.38%, 04/01/35	785	801,731
5.50%, 04/01/34	1,920	1,978,165
Extra Space Storage LP
2.20%, 10/15/30	2,921	2,622,004
2.35%, 03/15/32	2,150	1,848,547
2.40%, 10/15/31(b)	3,010	2,640,332
2.55%, 06/01/31	2,565	2,298,885
3.88%, 12/15/27	3,421	3,391,108
3.90%, 04/01/29	1,220	1,201,984
4.00%, 06/15/29	2,503	2,477,302
4.95%, 01/15/33	715	717,132
5.35%, 01/15/35	960	968,570
5.40%, 02/01/34	2,895	2,947,266
5.40%, 06/15/35	2,150	2,170,456
5.50%, 07/01/30	3,580	3,739,951
5.70%, 04/01/28	2,495	2,577,535
5.90%, 01/15/31	2,190	2,324,517
Federal Realty OP LP
3.20%, 06/15/29	2,183	2,095,896
3.25%, 07/15/27	2,719	2,670,736
3.50%, 06/01/30	751	723,145
4.50%, 12/01/44	2,096	1,782,606
5.38%, 05/01/28	1,995	2,051,074
First Industrial LP, 5.25%, 01/15/31	1,380	1,407,612
GLP Capital LP / GLP Financing II Inc.
5.25%, 02/15/33	1,075	1,073,111
5.75%, 11/01/37	1,075	1,057,551
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	3,725	3,323,527
4.00%, 01/15/30	3,493	3,375,716
4.00%, 01/15/31	4,002	3,818,070
5.30%, 01/15/29	4,110	4,188,010
5.63%, 09/15/34	3,450	3,463,720
5.75%, 06/01/28	2,819	2,900,562
6.25%, 09/15/54(b)	2,705	2,647,140
6.75%, 12/01/33	2,060	2,214,555
Healthcare Realty Holdings LP
2.00%, 03/15/31	2,773	2,406,443
3.10%, 02/15/30	2,160	2,030,911
3.75%, 07/01/27	2,663	2,638,501
Healthpeak OP LLC
1.35%, 02/01/27	3,275	3,149,180
2.13%, 12/01/28	3,465	3,241,429
2.88%, 01/15/31	2,273	2,090,539
3.00%, 01/15/30	4,259	4,032,444
3.50%, 07/15/29	2,666	2,591,172
4.75%, 01/15/33	1,200	1,192,280
5.25%, 12/15/32	3,385	3,459,502
5.38%, 02/15/35	810	819,659
6.75%, 02/01/41	1,868	2,041,433
Highwoods Realty LP
2.60%, 02/01/31	841	738,421
3.05%, 02/15/30	1,802	1,663,791
3.88%, 03/01/27	1,470	1,453,076
Schedule of Investments
78

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.13%, 03/15/28	$1,608	$1,584,210
4.20%, 04/15/29	1,610	1,576,157
7.65%, 02/01/34	535	605,276
Host Hotels & Resorts LP
5.50%, 04/15/35	2,505	2,493,763
5.70%, 06/15/32	1,540	1,582,466
5.70%, 07/01/34	2,575	2,619,151
Series H, 3.38%, 12/15/29(b)	3,359	3,185,660
Series I, 3.50%, 09/15/30	1,780	1,673,493
Series J, 2.90%, 12/15/31	2,285	2,027,237
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	2,693	2,316,807
2.30%, 11/15/28	3,160	2,983,874
2.70%, 01/15/34	2,140	1,794,199
4.15%, 04/15/32(b)	2,620	2,509,315
4.88%, 02/01/35	915	894,787
4.95%, 01/15/33	1,855	1,852,232
5.45%, 08/15/30	2,335	2,428,418
5.50%, 08/15/33	1,650	1,694,125
Kilroy Realty LP
2.50%, 11/15/32	3,518	2,883,864
2.65%, 11/15/33	3,235	2,614,713
3.05%, 02/15/30	2,414	2,220,611
4.25%, 08/15/29	2,163	2,113,920
4.75%, 12/15/28	3,029	3,034,342
6.25%, 01/15/36	820	837,113
Kimco Realty OP LLC
1.90%, 03/01/28	1,683	1,597,674
2.25%, 12/01/31(b)	1,316	1,154,610
2.70%, 10/01/30	1,755	1,619,288
2.80%, 10/01/26	2,855	2,810,905
3.20%, 04/01/32	586	536,119
3.70%, 10/01/49	1,227	888,532
3.80%, 04/01/27	3,159	3,139,178
4.13%, 12/01/46	1,671	1,325,002
4.25%, 04/01/45	1,997	1,644,394
4.45%, 09/01/47	2,525	2,104,914
4.60%, 02/01/33	3,065	3,019,328
4.85%, 03/01/35	1,540	1,517,931
5.30%, 02/01/36	1,725	1,742,481
6.40%, 03/01/34	2,392	2,620,905
Kite Realty Group LP
4.00%, 10/01/26	2,117	2,107,534
4.95%, 12/15/31	870	880,287
5.20%, 08/15/32	650	659,906
5.50%, 03/01/34	350	357,806
Kite Realty Group Trust, 4.75%, 09/15/30	2,425	2,432,546
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.50%, 08/01/30	130	132,516
Lineage OP LP, 5.25%, 07/15/30(c)	555	559,743
LXP Industrial Trust
2.38%, 10/01/31	675	583,020
2.70%, 09/15/30	888	808,387
6.75%, 11/15/28	1,445	1,535,301
Mid-America Apartments LP
1.10%, 09/15/26	2,145	2,078,159
1.70%, 02/15/31	2,896	2,522,454
2.75%, 03/15/30	1,705	1,600,882
2.88%, 09/15/51	1,380	864,256
3.60%, 06/01/27	3,730	3,703,244
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.95%, 03/15/29	$3,140	$3,118,969
4.20%, 06/15/28	2,093	2,098,106
4.95%, 03/01/35	660	660,087
5.00%, 03/15/34	1,070	1,077,470
5.30%, 02/15/32	1,535	1,596,554
National Health Investors Inc., 3.00%, 02/01/31	2,268	2,023,534
NNN REIT Inc.
2.50%, 04/15/30	2,577	2,377,368
3.00%, 04/15/52	2,148	1,313,168
3.10%, 04/15/50	1,972	1,248,856
3.50%, 10/15/27	2,080	2,052,193
3.50%, 04/15/51	2,427	1,653,042
3.60%, 12/15/26	2,437	2,421,547
4.30%, 10/15/28	1,940	1,945,542
4.60%, 02/15/31	1,830	1,835,130
4.80%, 10/15/48	1,475	1,271,849
5.50%, 06/15/34	2,030	2,088,615
5.60%, 10/15/33	2,105	2,185,749
Omega Healthcare Investors Inc.
3.25%, 04/15/33	2,978	2,590,623
3.38%, 02/01/31	3,409	3,150,153
3.63%, 10/01/29	2,547	2,436,903
4.50%, 04/01/27	3,570	3,574,674
4.75%, 01/15/28	2,882	2,906,170
5.20%, 07/01/30	1,470	1,491,096
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	2,110	1,866,895
4.95%, 01/15/35	1,030	1,005,908
5.25%, 08/15/32	910	927,636
5.75%, 07/15/34	1,430	1,476,429
Piedmont Operating Partnership LP
2.75%, 04/01/32	755	639,437
3.15%, 08/15/30	2,088	1,888,757
6.88%, 07/15/29	200	211,541
9.25%, 07/20/28	650	722,313
Prologis LP
1.25%, 10/15/30	3,378	2,922,363
1.63%, 03/15/31	2,174	1,888,220
1.75%, 07/01/30	1,837	1,634,847
1.75%, 02/01/31	2,550	2,237,852
2.13%, 04/15/27	2,936	2,849,197
2.13%, 10/15/50	2,917	1,542,857
2.25%, 04/15/30	4,032	3,708,212
2.25%, 01/15/32	2,807	2,456,136
2.88%, 11/15/29	2,020	1,918,852
3.00%, 04/15/50	3,563	2,294,156
3.05%, 03/01/50	2,003	1,299,263
3.25%, 10/01/26	4,240	4,203,143
3.38%, 12/15/27	2,320	2,288,864
3.88%, 09/15/28	2,267	2,254,005
4.00%, 09/15/28	2,331	2,329,730
4.38%, 02/01/29	1,906	1,922,524
4.38%, 09/15/48	1,064	880,912
4.63%, 01/15/33	2,980	2,970,777
4.75%, 01/15/31	2,785	2,839,769
4.75%, 06/15/33	2,708	2,709,921
4.88%, 06/15/28	3,475	3,554,566
5.00%, 03/15/34	2,899	2,922,729
5.00%, 01/31/35	2,620	2,631,765
79
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.13%, 01/15/34	$3,180	$3,249,310
5.25%, 05/15/35	3,330	3,396,147
5.25%, 06/15/53	4,130	3,861,291
5.25%, 03/15/54	4,075	3,801,630
Public Storage Operating Co.
1.50%, 11/09/26	4,072	3,953,543
1.85%, 05/01/28	3,180	3,009,040
1.95%, 11/09/28	2,970	2,787,746
2.25%, 11/09/31	2,800	2,474,461
2.30%, 05/01/31	2,980	2,668,747
3.09%, 09/15/27	2,210	2,171,227
3.39%, 05/01/29	2,726	2,658,824
4.38%, 07/01/30(b)	2,150	2,161,174
5.00%, 07/01/35	1,700	1,697,784
5.10%, 08/01/33	1,070	1,102,910
5.13%, 01/15/29(b)	2,831	2,930,730
5.35%, 08/01/53	3,449	3,275,078
Rayonier LP, 2.75%, 05/17/31	2,642	2,370,603
Realty Income Corp.
1.80%, 03/15/33	2,098	1,719,067
2.10%, 03/15/28	2,476	2,360,807
2.20%, 06/15/28	2,030	1,933,244
2.70%, 02/15/32	1,675	1,491,143
2.85%, 12/15/32	2,136	1,895,359
3.00%, 01/15/27	3,419	3,367,034
3.10%, 12/15/29(b)	2,959	2,831,671
3.20%, 02/15/31	1,630	1,530,623
3.25%, 06/15/29	1,922	1,860,461
3.25%, 01/15/31	5,149	4,864,414
3.40%, 01/15/28	3,015	2,976,709
3.40%, 01/15/30	2,405	2,322,844
3.65%, 01/15/28	2,689	2,666,617
3.95%, 08/15/27	3,121	3,114,375
4.00%, 07/15/29	2,382	2,365,375
4.13%, 10/15/26	3,141	3,137,972
4.65%, 03/15/47	3,454	3,004,091
4.70%, 12/15/28	2,280	2,318,794
4.75%, 02/15/29	2,505	2,552,903
4.85%, 03/15/30	1,920	1,968,789
4.90%, 07/15/33	3,505	3,517,989
5.13%, 02/15/34	3,055	3,109,617
5.13%, 04/15/35	1,325	1,333,358
5.38%, 09/01/54	1,045	987,665
5.63%, 10/13/32	3,250	3,419,290
Regency Centers LP
2.95%, 09/15/29	2,270	2,164,267
3.60%, 02/01/27	1,556	1,543,527
3.70%, 06/15/30	1,733	1,687,822
4.13%, 03/15/28	1,911	1,907,408
4.40%, 02/01/47	1,923	1,606,410
4.65%, 03/15/49	1,886	1,605,538
5.00%, 07/15/32	1,450	1,478,648
5.10%, 01/15/35	765	768,529
5.25%, 01/15/34	1,030	1,051,811
Rexford Industrial Realty LP
2.13%, 12/01/30	2,288	2,024,305
2.15%, 09/01/31	2,255	1,957,506
5.00%, 06/15/28	1,640	1,672,263
Sabra Health Care LP
3.20%, 12/01/31	4,027	3,635,355
3.90%, 10/15/29	2,488	2,408,677
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Safehold GL Holdings LLC
2.80%, 06/15/31(b)	$2,575	$2,353,749
2.85%, 01/15/32	1,115	979,375
5.65%, 01/15/35	1,410	1,424,794
6.10%, 04/01/34	1,125	1,180,139
Simon Property Group LP
1.38%, 01/15/27	3,374	3,251,850
1.75%, 02/01/28	3,615	3,429,779
2.20%, 02/01/31	3,374	3,023,176
2.25%, 01/15/32	3,610	3,144,629
2.45%, 09/13/29	6,608	6,196,637
2.65%, 07/15/30	3,058	2,841,703
2.65%, 02/01/32	2,825	2,516,317
3.25%, 11/30/26	4,323	4,277,952
3.25%, 09/13/49	5,763	3,886,615
3.38%, 06/15/27	3,572	3,534,852
3.38%, 12/01/27	4,488	4,430,404
3.80%, 07/15/50	3,295	2,449,154
4.25%, 10/01/44	2,110	1,754,419
4.25%, 11/30/46	2,437	1,999,639
4.38%, 10/01/30	1,550	1,553,921
4.75%, 09/26/34	2,935	2,885,366
4.75%, 03/15/42	2,601	2,349,089
5.13%, 10/01/35	2,575	2,573,486
5.50%, 03/08/33	2,950	3,090,571
5.85%, 03/08/53	3,055	3,048,333
6.25%, 01/15/34	1,245	1,362,155
6.65%, 01/15/54	2,284	2,523,113
6.75%, 02/01/40	2,758	3,137,501
Store Capital LLC
2.70%, 12/01/31	2,090	1,820,550
2.75%, 11/18/30	1,444	1,303,889
4.50%, 03/15/28	1,827	1,816,354
4.63%, 03/15/29	1,936	1,922,484
5.40%, 04/30/30(c)	985	1,002,876
Sun Communities Operating LP
2.30%, 11/01/28	1,823	1,725,171
2.70%, 07/15/31	3,462	3,130,000
4.20%, 04/15/32	2,390	2,297,154
Tanger Properties LP
2.75%, 09/01/31	2,010	1,797,870
3.13%, 09/01/26	2,058	2,027,884
3.88%, 07/15/27	2,081	2,058,029
UDR Inc.
1.90%, 03/15/33	1,885	1,528,319
2.10%, 08/01/32	1,955	1,649,196
2.10%, 06/15/33(b)	1,120	917,783
2.95%, 09/01/26	1,875	1,849,116
3.00%, 08/15/31	2,668	2,450,314
3.10%, 11/01/34	1,648	1,408,484
3.20%, 01/15/30	4,178	3,996,053
3.50%, 07/01/27	1,868	1,845,927
3.50%, 01/15/28	2,270	2,237,657
4.40%, 01/26/29	2,045	2,049,974
5.13%, 09/01/34	1,130	1,135,481
Ventas Realty LP
2.50%, 09/01/31	3,480	3,101,121
3.00%, 01/15/30(b)	3,160	2,987,578
3.25%, 10/15/26	1,404	1,387,213
3.85%, 04/01/27	1,760	1,750,507
4.00%, 03/01/28	1,958	1,947,137
Schedule of Investments
80

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.38%, 02/01/45	$1,218	$997,708
4.40%, 01/15/29	2,544	2,551,974
4.75%, 11/15/30	1,325	1,336,314
4.88%, 04/15/49	1,887	1,609,739
5.00%, 01/15/35	1,810	1,790,466
5.10%, 07/15/32	2,930	2,996,676
5.63%, 07/01/34	1,745	1,804,521
5.70%, 09/30/43	1,800	1,752,863
VICI Properties LP
4.75%, 02/15/28	6,325	6,378,287
4.75%, 04/01/28	465	470,153
4.95%, 02/15/30	4,900	4,955,854
5.13%, 11/15/31	1,945	1,964,992
5.13%, 05/15/32	6,790	6,806,876
5.63%, 04/01/35	2,935	2,968,033
5.63%, 05/15/52	3,718	3,389,769
5.75%, 04/01/34	1,670	1,718,436
6.13%, 04/01/54	2,660	2,586,142
Welltower OP LLC
2.05%, 01/15/29	2,433	2,273,542
2.70%, 02/15/27	4,199	4,122,044
2.75%, 01/15/31(b)	2,021	1,861,775
2.75%, 01/15/32	2,535	2,281,564
2.80%, 06/01/31	3,925	3,602,281
3.10%, 01/15/30	3,780	3,603,915
3.85%, 06/15/32	2,260	2,159,977
4.13%, 03/15/29	2,761	2,760,484
4.25%, 04/15/28	4,453	4,477,571
4.50%, 07/01/30	3,520	3,554,010
4.95%, 09/01/48	2,085	1,909,119
5.13%, 07/01/35	4,120	4,144,854
6.50%, 03/15/41	2,497	2,747,704
Weyerhaeuser Co.
3.38%, 03/09/33	1,360	1,225,706
4.00%, 11/15/29	3,644	3,603,686
4.00%, 04/15/30	3,790	3,736,132
4.00%, 03/09/52	2,244	1,692,040
6.95%, 10/01/27	3,029	3,195,141
7.38%, 03/15/32	2,933	3,343,694
WP Carey Inc.
2.25%, 04/01/33	1,935	1,602,938
2.40%, 02/01/31	2,903	2,589,417
2.45%, 02/01/32	2,430	2,107,253
3.85%, 07/15/29	2,671	2,627,394
4.25%, 10/01/26	2,170	2,167,345
4.65%, 07/15/30	1,100	1,106,181
5.38%, 06/30/34	1,715	1,738,415
		1,209,401,421
Retail — 0.6%
AutoNation Inc.
1.95%, 08/01/28	1,467	1,372,425
2.40%, 08/01/31	2,230	1,942,242
3.80%, 11/15/27	2,177	2,147,633
3.85%, 03/01/32	3,120	2,902,532
4.75%, 06/01/30	2,308	2,316,660
5.89%, 03/15/35	675	690,323
AutoZone Inc.
1.65%, 01/15/31	1,881	1,628,324
3.75%, 06/01/27	3,819	3,791,824
3.75%, 04/18/29	2,330	2,291,694
4.00%, 04/15/30	3,795	3,742,486
Security	Par (000)	Value
Retail (continued)
4.50%, 02/01/28	$2,720	$2,747,740
4.75%, 08/01/32	3,500	3,501,572
4.75%, 02/01/33	2,345	2,330,174
5.10%, 07/15/29	2,465	2,537,686
5.13%, 06/15/30	850	877,275
5.20%, 08/01/33	1,315	1,340,542
5.40%, 07/15/34(b)	2,815	2,897,569
6.25%, 11/01/28(b)	2,565	2,722,326
6.55%, 11/01/33	2,085	2,308,690
Best Buy Co. Inc.
1.95%, 10/01/30	3,829	3,403,164
4.45%, 10/01/28	3,244	3,267,268
Costco Wholesale Corp.
1.38%, 06/20/27	6,466	6,192,340
1.60%, 04/20/30	8,239	7,410,456
1.75%, 04/20/32	4,370	3,754,403
3.00%, 05/18/27	5,237	5,167,733
Darden Restaurants Inc.
3.85%, 05/01/27	3,389	3,365,879
4.35%, 10/15/27	2,090	2,098,902
4.55%, 10/15/29	2,260	2,265,263
4.55%, 02/15/48	2,665	2,176,713
6.30%, 10/10/33	1,420	1,525,567
Dick's Sporting Goods Inc.
3.15%, 01/15/32(b)	3,650	3,317,249
4.10%, 01/15/52	4,670	3,316,912
Dollar General Corp.
3.50%, 04/03/30	3,538	3,399,755
3.88%, 04/15/27	3,331	3,312,252
4.13%, 05/01/28	2,477	2,467,394
4.13%, 04/03/50	3,170	2,413,333
4.63%, 11/01/27	2,782	2,802,511
5.00%, 11/01/32(b)	4,235	4,269,161
5.20%, 07/05/28	1,885	1,931,933
5.45%, 07/05/33(b)	2,395	2,472,098
5.50%, 11/01/52(b)	1,501	1,400,146
Dollar Tree Inc.
2.65%, 12/01/31	3,885	3,463,420
3.38%, 12/01/51	3,340	2,142,231
4.20%, 05/15/28	6,288	6,272,769
Ferguson Enterprises Inc., 5.00%, 10/03/34	390	386,266
Genuine Parts Co.
1.88%, 11/01/30	3,400	2,986,117
2.75%, 02/01/32	1,570	1,386,133
4.95%, 08/15/29	3,665	3,738,974
6.50%, 11/01/28	2,465	2,622,273
6.88%, 11/01/33	1,545	1,734,176
Home Depot Inc. (The)
0.90%, 03/15/28	2,787	2,590,350
1.38%, 03/15/31	5,935	5,098,244
1.50%, 09/15/28(b)	2,800	2,610,891
1.88%, 09/15/31	3,810	3,315,708
2.13%, 09/15/26	5,005	4,911,025
2.38%, 03/15/51	5,915	3,322,204
2.50%, 04/15/27	4,039	3,950,640
2.70%, 04/15/30	7,371	6,932,630
2.75%, 09/15/51	4,480	2,720,023
2.80%, 09/14/27	4,904	4,798,254
2.88%, 04/15/27	3,840	3,777,281
2.95%, 06/15/29	6,176	5,954,460
3.13%, 12/15/49	6,584	4,422,623
81
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.25%, 04/15/32	$6,265	$5,832,567
3.30%, 04/15/40	5,307	4,259,091
3.35%, 04/15/50	6,511	4,527,217
3.50%, 09/15/56	4,395	3,027,791
3.63%, 04/15/52	7,425	5,378,300
3.90%, 12/06/28	6,018	6,029,010
3.90%, 06/15/47	5,401	4,246,345
4.20%, 04/01/43(b)	5,004	4,263,046
4.25%, 04/01/46	7,230	6,066,660
4.40%, 03/15/45	4,777	4,110,753
4.50%, 09/15/32	2,590	2,612,766
4.50%, 12/06/48	7,243	6,184,015
4.75%, 06/25/29	4,405	4,511,261
4.85%, 06/25/31	5,080	5,240,401
4.88%, 06/25/27	4,590	4,665,870
4.88%, 02/15/44	5,000	4,615,099
4.90%, 04/15/29	3,120	3,213,932
4.95%, 09/30/26	3,740	3,775,106
4.95%, 06/25/34	6,210	6,314,085
4.95%, 09/15/52	3,930	3,547,264
5.30%, 06/25/54	2,715	2,581,864
5.40%, 09/15/40	2,828	2,870,112
5.40%, 06/25/64	2,138	2,032,910
5.88%, 12/16/36	13,665	14,733,953
5.95%, 04/01/41	4,595	4,852,156
Lowe's Companies Inc.
1.30%, 04/15/28	4,692	4,378,822
1.70%, 09/15/28	4,803	4,476,125
1.70%, 10/15/30(b)	5,353	4,705,780
2.63%, 04/01/31	7,207	6,561,808
2.80%, 09/15/41	4,721	3,313,175
3.00%, 10/15/50	7,763	4,806,047
3.10%, 05/03/27	6,331	6,228,440
3.35%, 04/01/27	3,313	3,274,562
3.50%, 04/01/51	2,347	1,596,497
3.65%, 04/05/29	6,743	6,623,489
3.70%, 04/15/46	6,126	4,550,933
3.75%, 04/01/32	6,390	6,066,405
4.05%, 05/03/47	6,694	5,200,502
4.25%, 04/01/52	6,160	4,761,480
4.38%, 09/15/45	2,130	1,752,033
4.45%, 04/01/62	4,250	3,256,587
4.50%, 04/15/30	5,749	5,825,722
4.55%, 04/05/49	2,923	2,393,122
4.65%, 04/15/42	2,440	2,158,505
5.00%, 04/15/33	4,330	4,401,037
5.00%, 04/15/40	1,916	1,823,437
5.13%, 04/15/50	2,055	1,818,693
5.15%, 07/01/33	4,095	4,196,962
5.50%, 10/15/35	1,783	1,839,748
5.63%, 04/15/53	6,625	6,320,787
5.75%, 07/01/53	2,415	2,346,093
5.80%, 09/15/62	4,375	4,209,592
5.85%, 04/01/63	2,955	2,864,043
6.50%, 03/15/29	3,635	3,924,540
McDonald's Corp.
2.13%, 03/01/30	3,695	3,382,859
2.63%, 09/01/29	4,908	4,646,971
3.50%, 03/01/27	5,199	5,154,492
3.50%, 07/01/27	5,008	4,965,443
3.60%, 07/01/30	4,695	4,578,271
Security	Par (000)	Value
Retail (continued)
3.63%, 05/01/43	$2,331	$1,814,075
3.63%, 09/01/49	8,087	5,861,960
3.70%, 02/15/42	2,436	1,940,249
3.80%, 04/01/28	5,256	5,233,467
4.20%, 04/01/50	3,366	2,678,481
4.40%, 02/12/31	1,705	1,710,972
4.45%, 03/01/47	4,789	4,042,261
4.45%, 09/01/48	3,570	2,989,922
4.60%, 05/15/30	1,860	1,891,173
4.60%, 09/09/32	1,695	1,710,412
4.60%, 05/26/45	2,819	2,464,850
4.70%, 12/09/35	3,611	3,552,591
4.80%, 08/14/28	2,890	2,954,223
4.88%, 07/15/40	1,447	1,372,390
4.88%, 12/09/45	7,710	6,965,623
4.95%, 08/14/33(b)	3,055	3,129,255
4.95%, 03/03/35(b)	1,920	1,930,724
5.00%, 05/17/29	2,720	2,802,533
5.00%, 02/13/36	1,625	1,626,065
5.15%, 09/09/52	3,155	2,896,557
5.20%, 05/17/34	1,940	2,002,261
5.45%, 08/14/53	3,805	3,650,159
5.70%, 02/01/39	1,684	1,757,997
6.30%, 10/15/37	3,898	4,298,477
6.30%, 03/01/38	3,363	3,682,540
O'Reilly Automotive Inc.
1.75%, 03/15/31	1,575	1,368,173
3.60%, 09/01/27	3,811	3,773,811
3.90%, 06/01/29	2,747	2,720,487
4.20%, 04/01/30	2,716	2,708,763
4.35%, 06/01/28	1,940	1,948,382
4.70%, 06/15/32	3,700	3,704,937
5.00%, 08/19/34	2,025	2,026,005
5.75%, 11/20/26	3,150	3,203,735
Ross Stores Inc., 1.88%, 04/15/31	2,335	2,029,193
Starbucks Corp.
2.00%, 03/12/27	3,706	3,589,989
2.25%, 03/12/30	3,665	3,364,062
2.55%, 11/15/30	5,991	5,493,207
3.00%, 02/14/32	4,795	4,378,469
3.35%, 03/12/50	3,098	2,071,392
3.50%, 03/01/28	3,336	3,294,667
3.50%, 11/15/50	5,155	3,535,059
3.55%, 08/15/29	4,305	4,223,699
3.75%, 12/01/47	2,629	1,930,772
4.00%, 11/15/28	4,445	4,434,904
4.30%, 06/15/45	1,971	1,609,463
4.45%, 08/15/49	4,409	3,597,077
4.50%, 05/15/28	2,840	2,869,510
4.50%, 11/15/48	5,270	4,369,289
4.80%, 05/15/30	1,470	1,500,016
4.80%, 02/15/33	2,285	2,301,334
4.85%, 02/08/27	3,225	3,258,781
4.90%, 02/15/31(b)	2,095	2,155,282
5.00%, 02/15/34(b)	1,935	1,956,617
5.40%, 05/15/35	1,220	1,248,633
Target Corp.
1.95%, 01/15/27	6,172	6,011,398
2.35%, 02/15/30	3,856	3,586,978
2.65%, 09/15/30	3,179	2,963,654
2.95%, 01/15/52(b)	5,635	3,534,440
Schedule of Investments
82

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.38%, 04/15/29	$4,868	$4,766,249
3.63%, 04/15/46	3,948	2,955,488
3.90%, 11/15/47	3,922	3,040,815
4.00%, 07/01/42	4,361	3,653,512
4.35%, 06/15/28	1,275	1,287,860
4.40%, 01/15/33	2,555	2,535,233
4.50%, 09/15/32(b)	4,545	4,549,197
4.50%, 09/15/34(b)	3,015	2,946,763
4.80%, 01/15/53(b)	3,876	3,404,999
5.00%, 04/15/35	2,430	2,437,920
5.25%, 02/15/36	1,780	1,813,528
6.35%, 11/01/32	1,201	1,332,554
6.50%, 10/15/37	2,168	2,443,656
7.00%, 01/15/38	1,769	2,069,830
TJX Companies Inc. (The)
1.15%, 05/15/28	1,756	1,633,379
1.60%, 05/15/31(b)	635	554,228
2.25%, 09/15/26	5,960	5,857,965
3.88%, 04/15/30	3,240	3,213,938
4.50%, 04/15/50	3,135	2,680,386
Tractor Supply Co.
1.75%, 11/01/30	3,265	2,862,183
5.25%, 05/15/33	1,270	1,302,374
Walmart Inc.
2.38%, 09/24/29	1,542	1,455,435
2.50%, 09/22/41	6,346	4,464,794
2.65%, 09/22/51	7,835	4,812,820
2.95%, 09/24/49	3,608	2,405,993
3.25%, 07/08/29	3,473	3,397,370
3.63%, 12/15/47	2,105	1,611,376
3.70%, 06/26/28	5,367	5,360,196
3.90%, 04/15/28	4,900	4,915,833
3.95%, 06/28/38	2,920	2,672,161
4.00%, 04/15/30	3,904	3,928,203
4.00%, 04/11/43	1,185	1,001,214
4.05%, 06/29/48	4,615	3,779,883
4.10%, 04/28/27	2,155	2,164,864
4.10%, 04/15/33	4,695	4,610,350
4.15%, 09/09/32	5,340	5,295,704
4.30%, 04/22/44	2,010	1,760,121
4.35%, 04/28/30	2,800	2,840,294
4.50%, 09/09/52	3,630	3,138,197
4.50%, 04/15/53	9,125	7,908,602
4.90%, 04/28/35	3,995	4,059,052
5.00%, 10/25/40	1,895	1,897,495
5.25%, 09/01/35	2,920	3,052,989
5.63%, 04/01/40	1,826	1,942,108
5.63%, 04/15/41	995	1,038,654
5.88%, 04/05/27	350	361,376
6.20%, 04/15/38	2,394	2,686,304
6.50%, 08/15/37	6,024	6,901,768
7.55%, 02/15/30	4,440	5,082,935
		780,460,960
Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32	3,715	3,611,939
4.32%, 03/24/28	2,425	2,449,230
4.39%, 06/01/52	3,220	2,700,050
Analog Devices Inc.
1.70%, 10/01/28	4,804	4,487,972
2.10%, 10/01/31	4,215	3,722,690
Security	Par (000)	Value
Semiconductors (continued)
2.80%, 10/01/41	$3,545	$2,571,510
2.95%, 10/01/51	5,115	3,281,928
3.45%, 06/15/27	3,537	3,509,217
3.50%, 12/05/26	5,583	5,549,819
4.25%, 06/15/28	3,235	3,259,742
4.50%, 06/15/30	3,420	3,465,841
5.05%, 04/01/34	2,535	2,607,866
5.30%, 12/15/45	1,870	1,805,595
5.30%, 04/01/54	2,470	2,362,240
Applied Materials Inc.
1.75%, 06/01/30	5,725	5,136,541
2.75%, 06/01/50	3,516	2,194,119
3.30%, 04/01/27	6,935	6,872,555
4.35%, 04/01/47	4,997	4,256,721
4.80%, 06/15/29	3,590	3,686,785
5.10%, 10/01/35	3,324	3,414,373
5.85%, 06/15/41	3,109	3,248,245
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	4,809	4,745,306
3.88%, 01/15/27	14,352	14,291,911
Broadcom Inc.
1.95%, 02/15/28(b)(c)	1,760	1,673,792
2.45%, 02/15/31(c)	11,420	10,321,729
2.60%, 02/15/33(c)	7,315	6,316,586
3.14%, 11/15/35(c)	11,145	9,419,470
3.19%, 11/15/36(c)	5,590	4,650,762
3.42%, 04/15/33(c)	11,021	10,037,769
3.46%, 09/15/26	2,865	2,843,830
3.47%, 04/15/34(c)	13,830	12,384,573
3.50%, 02/15/41(c)	13,403	10,632,209
3.75%, 02/15/51(c)	7,961	5,932,956
4.00%, 04/15/29(c)	6,210	6,164,361
4.11%, 09/15/28	2,280	2,278,642
4.15%, 02/15/28	3,725	3,727,993
4.15%, 11/15/30	6,375	6,312,227
4.15%, 04/15/32(c)	5,320	5,150,497
4.30%, 11/15/32	8,044	7,834,500
4.35%, 02/15/30	5,160	5,168,646
4.60%, 07/15/30	5,345	5,397,386
4.75%, 04/15/29	3,805	3,872,880
4.80%, 04/15/28	3,065	3,121,097
4.80%, 10/15/34	7,690	7,601,968
4.90%, 07/15/32	7,500	7,588,594
4.93%, 05/15/37(c)	20,050	19,488,489
5.00%, 04/15/30	1,570	1,614,574
5.05%, 07/12/27	6,400	6,501,175
5.05%, 07/12/29	6,385	6,564,022
5.05%, 04/15/30	3,185	3,280,967
5.15%, 11/15/31	10,185	10,528,054
5.20%, 04/15/32	3,435	3,545,526
5.20%, 07/15/35	9,000	9,086,404
Series ., 4.55%, 02/15/32	3,950	3,934,784
Intel Corp.
1.60%, 08/12/28	5,243	4,862,041
2.00%, 08/12/31	5,460	4,728,987
2.45%, 11/15/29	8,407	7,749,273
2.80%, 08/12/41	4,750	3,185,192
3.05%, 08/12/51	4,710	2,785,202
3.10%, 02/15/60	5,290	2,921,621
3.15%, 05/11/27	5,248	5,146,049
83
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.20%, 08/12/61	$4,290	$2,413,396
3.25%, 11/15/49	8,783	5,506,692
3.73%, 12/08/47	8,985	6,259,110
3.75%, 03/25/27	5,580	5,527,266
3.75%, 08/05/27	5,760	5,701,537
3.90%, 03/25/30	7,159	6,974,395
4.00%, 08/05/29	3,600	3,546,429
4.00%, 12/15/32	4,486	4,211,588
4.10%, 05/19/46	5,752	4,306,679
4.10%, 05/11/47	6,858	5,074,936
4.15%, 08/05/32	4,525	4,304,554
4.25%, 12/15/42	2,437	1,949,551
4.60%, 03/25/40	4,249	3,734,592
4.75%, 03/25/50	8,899	7,125,996
4.80%, 10/01/41	3,220	2,794,678
4.88%, 02/10/28	7,601	7,697,491
4.90%, 07/29/45	4,286	3,632,007
4.90%, 08/05/52	5,360	4,358,033
4.95%, 03/25/60	4,614	3,701,569
5.00%, 02/21/31	2,560	2,608,772
5.05%, 08/05/62	4,886	3,921,665
5.13%, 02/10/30	5,745	5,884,888
5.15%, 02/21/34(b)	3,235	3,231,841
5.20%, 02/10/33(b)	10,375	10,447,038
5.60%, 02/21/54	3,060	2,777,281
5.63%, 02/10/43	4,620	4,375,506
5.70%, 02/10/53	7,770	7,135,531
5.90%, 02/10/63	5,620	5,188,729
KLA Corp.
3.30%, 03/01/50	4,023	2,781,874
4.10%, 03/15/29	4,033	4,039,079
4.65%, 07/15/32	3,065	3,091,432
4.70%, 02/01/34	1,660	1,656,384
4.95%, 07/15/52	6,440	5,827,671
5.00%, 03/15/49	2,079	1,906,299
5.25%, 07/15/62	4,135	3,835,155
Lam Research Corp.
1.90%, 06/15/30	7,910	7,146,235
2.88%, 06/15/50	3,894	2,481,090
3.13%, 06/15/60	3,386	2,080,997
4.00%, 03/15/29	3,636	3,633,979
4.88%, 03/15/49	3,395	3,066,045
Marvell Technology Inc.
2.45%, 04/15/28	4,342	4,157,361
2.95%, 04/15/31	3,620	3,324,420
4.75%, 07/15/30	1,745	1,761,441
4.88%, 06/22/28	1,800	1,825,520
5.45%, 07/15/35	2,205	2,242,101
5.75%, 02/15/29	1,335	1,393,467
5.95%, 09/15/33	1,755	1,864,312
Microchip Technology Inc.
4.90%, 03/15/28	3,135	3,179,663
5.05%, 03/15/29	4,125	4,205,440
5.05%, 02/15/30	2,835	2,892,403
Micron Technology Inc.
2.70%, 04/15/32	4,587	4,034,462
3.37%, 11/01/41	2,695	2,013,535
3.48%, 11/01/51	2,350	1,598,770
4.66%, 02/15/30	4,347	4,371,686
5.30%, 01/15/31	3,805	3,924,043
5.33%, 02/06/29	3,119	3,206,473
Security	Par (000)	Value
Semiconductors (continued)
5.38%, 04/15/28	$3,200	$3,296,942
5.80%, 01/15/35	1,700	1,757,361
5.88%, 02/09/33	3,630	3,814,684
5.88%, 09/15/33	4,995	5,253,153
6.05%, 11/01/35	3,580	3,761,397
6.75%, 11/01/29	9,040	9,808,326
NVIDIA Corp.
1.55%, 06/15/28	8,155	7,681,370
2.00%, 06/15/31	7,403	6,628,801
2.85%, 04/01/30	6,862	6,561,268
3.20%, 09/16/26	5,877	5,830,024
3.50%, 04/01/40	5,028	4,250,967
3.50%, 04/01/50	9,722	7,232,331
3.70%, 04/01/60	2,050	1,493,030
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	5,664	5,079,863
2.65%, 02/15/32	4,581	4,035,219
3.13%, 02/15/42	2,690	1,932,692
3.15%, 05/01/27	3,035	2,982,691
3.25%, 05/11/41	4,780	3,534,691
3.25%, 11/30/51	2,590	1,669,720
3.40%, 05/01/30	4,943	4,729,711
4.30%, 08/19/28	1,310	1,312,645
4.30%, 06/18/29	5,254	5,246,170
4.40%, 06/01/27	1,480	1,483,585
4.85%, 08/19/32	1,300	1,299,185
5.00%, 01/15/33	5,000	5,006,660
5.25%, 08/19/35	2,575	2,559,358
5.55%, 12/01/28	3,032	3,141,343
Qorvo Inc., 4.38%, 10/15/29	4,795	4,699,985
Qualcomm Inc.
1.30%, 05/20/28	5,685	5,314,762
1.65%, 05/20/32(b)	5,883	4,946,749
2.15%, 05/20/30	7,365	6,758,377
3.25%, 05/20/27	9,872	9,774,035
3.25%, 05/20/50	4,114	2,816,460
4.25%, 05/20/32	3,286	3,265,087
4.30%, 05/20/47	7,070	5,912,688
4.50%, 05/20/30	2,485	2,524,689
4.50%, 05/20/52	4,755	3,990,727
4.65%, 05/20/35(b)	5,767	5,736,451
4.75%, 05/20/32	3,040	3,093,155
4.80%, 05/20/45	6,541	5,969,233
5.40%, 05/20/33	3,295	3,481,071
6.00%, 05/20/53	5,820	6,080,584
QUALCOMM Inc., 5.00%, 05/20/35	2,470	2,493,521
Skyworks Solutions Inc., 3.00%, 06/01/31	3,040	2,738,828
Texas Instruments Inc.
1.13%, 09/15/26	3,135	3,046,604
1.75%, 05/04/30	4,635	4,179,064
1.90%, 09/15/31	3,445	3,029,048
2.25%, 09/04/29	4,643	4,344,061
2.70%, 09/15/51	3,045	1,836,787
2.90%, 11/03/27	3,591	3,518,720
3.65%, 08/16/32	3,890	3,701,285
3.88%, 03/15/39	5,028	4,428,373
4.10%, 08/16/52	2,171	1,703,654
4.15%, 05/15/48	7,096	5,799,632
4.50%, 05/23/30	2,180	2,213,930
4.60%, 02/08/27	2,625	2,650,301
4.60%, 02/15/28	4,260	4,330,159
Schedule of Investments
84

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.60%, 02/08/29	$1,955	$1,998,020
4.85%, 02/08/34	2,105	2,142,782
4.90%, 03/14/33	2,820	2,891,381
5.00%, 03/14/53	3,455	3,153,972
5.05%, 05/18/63	4,350	3,907,164
5.10%, 05/23/35	2,100	2,145,512
5.15%, 02/08/54	2,055	1,925,097
TSMC Arizona Corp.
1.75%, 10/25/26	7,780	7,574,792
2.50%, 10/25/31	7,790	7,076,088
3.13%, 10/25/41	6,130	4,833,205
3.25%, 10/25/51(b)	4,500	3,336,440
3.88%, 04/22/27	3,715	3,711,047
4.13%, 04/22/29	1,475	1,479,402
4.25%, 04/22/32(b)	2,395	2,384,843
4.50%, 04/22/52(b)	1,835	1,680,752
Xilinx Inc., 2.38%, 06/01/30	5,436	5,030,856
		840,552,669
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	3,054	2,862,468
3.48%, 12/01/27	3,581	3,518,503
4.20%, 05/01/30	2,615	2,580,601
5.35%, 01/15/30	1,965	2,026,979
5.75%, 01/15/35	2,265	2,350,035
		13,338,586
Software — 0.6%
Adobe Inc.
2.15%, 02/01/27	5,401	5,274,371
2.30%, 02/01/30	7,816	7,263,082
4.75%, 01/17/28	610	622,079
4.80%, 04/04/29	3,080	3,166,807
4.85%, 04/04/27	3,790	3,846,016
4.95%, 01/17/30	940	975,406
4.95%, 04/04/34	2,145	2,194,324
5.30%, 01/17/35(b)	780	814,933
AppLovin Corp.
5.13%, 12/01/29	3,855	3,938,863
5.38%, 12/01/31	1,295	1,332,037
5.50%, 12/01/34	3,140	3,200,377
5.95%, 12/01/54	2,160	2,105,359
Atlassian Corp.
5.25%, 05/15/29	2,210	2,275,470
5.50%, 05/15/34	1,950	1,993,677
Autodesk Inc.
2.40%, 12/15/31(b)	5,248	4,622,138
2.85%, 01/15/30	3,712	3,504,238
3.50%, 06/15/27	4,285	4,237,047
5.30%, 06/15/35	1,720	1,750,988
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	5,576	5,023,234
2.90%, 12/01/29	4,913	4,648,186
Cadence Design Systems Inc.
4.20%, 09/10/27	1,855	1,861,505
4.30%, 09/10/29	4,305	4,329,521
4.70%, 09/10/34	2,120	2,097,743
Concentrix Corp.
6.60%, 08/02/28(b)	4,600	4,866,110
6.85%, 08/02/33(b)	2,825	2,969,978
Security	Par (000)	Value
Software (continued)
Electronic Arts Inc.
1.85%, 02/15/31	$5,297	$4,651,047
2.95%, 02/15/51	3,428	2,135,024
Fidelity National Information Services Inc.
1.65%, 03/01/28	4,249	4,000,433
2.25%, 03/01/31	190	168,681
3.10%, 03/01/41	3,730	2,734,945
3.75%, 05/21/29	2,690	2,638,364
4.50%, 08/15/46	2,122	1,738,795
5.10%, 07/15/32	3,740	3,819,866
Fiserv Inc.
2.25%, 06/01/27	3,935	3,811,670
2.65%, 06/01/30	5,109	4,718,202
3.50%, 07/01/29	13,945	13,530,183
4.20%, 10/01/28	5,377	5,371,187
4.40%, 07/01/49	9,920	7,928,693
4.55%, 02/15/31	1,505	1,504,494
4.75%, 03/15/30	3,080	3,123,193
5.15%, 03/15/27	4,900	4,962,959
5.15%, 08/12/34	4,330	4,339,223
5.25%, 08/11/35	2,945	2,934,640
5.35%, 03/15/31	2,970	3,090,014
5.38%, 08/21/28	4,070	4,196,265
5.45%, 03/02/28	4,729	4,862,393
5.45%, 03/15/34	2,980	3,052,858
5.60%, 03/02/33	2,970	3,079,930
5.63%, 08/21/33	4,820	5,003,422
Intuit Inc.
1.35%, 07/15/27	3,659	3,492,923
1.65%, 07/15/30	4,212	3,749,112
5.13%, 09/15/28	4,545	4,697,106
5.20%, 09/15/33	4,585	4,750,126
5.25%, 09/15/26	5,305	5,360,246
5.50%, 09/15/53	2,955	2,896,287
Microsoft Corp.
1.35%, 09/15/30	4,035	3,573,594
2.50%, 09/15/50	7,343	4,459,707
2.53%, 06/01/50	27,540	16,823,645
2.68%, 06/01/60(b)	16,182	9,371,294
2.92%, 03/17/52	25,951	17,011,226
3.04%, 03/17/62	8,189	5,148,812
3.30%, 02/06/27	15,810	15,693,038
3.40%, 09/15/26	6,430	6,401,426
3.40%, 06/15/27(b)	4,025	4,011,690
3.45%, 08/08/36	8,346	7,530,853
3.50%, 02/12/35(b)	8,576	8,049,155
3.50%, 11/15/42	3,545	2,873,323
3.70%, 08/08/46	5,520	4,444,669
3.75%, 02/12/45	2,995	2,483,425
3.95%, 08/08/56	2,080	1,632,564
4.00%, 02/12/55	2,845	2,277,791
4.10%, 02/06/37	1,491	1,435,984
4.20%, 11/03/35(b)	3,455	3,427,249
4.25%, 02/06/47	2,577	2,283,625
4.45%, 11/03/45	2,096	1,921,608
4.50%, 10/01/40	3,710	3,573,035
4.50%, 06/15/47	2,528	2,270,530
4.50%, 02/06/57	1,910	1,701,891
5.20%, 06/01/39	2,780	2,924,192
5.30%, 02/08/41	4,455	4,628,930
MSCI Inc., 5.25%, 09/01/35	1,050	1,042,398
85
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Oracle Corp.
2.30%, 03/25/28	$9,030	$8,623,949
2.80%, 04/01/27	11,882	11,630,318
2.88%, 03/25/31	14,226	13,046,208
2.95%, 04/01/30	13,785	12,971,827
3.25%, 11/15/27	11,702	11,473,569
3.25%, 05/15/30	3,424	3,260,273
3.60%, 04/01/40	12,620	10,000,735
3.60%, 04/01/50	19,513	13,328,845
3.65%, 03/25/41	9,773	7,645,067
3.80%, 11/15/37	7,478	6,371,040
3.85%, 07/15/36	4,842	4,254,843
3.85%, 04/01/60	15,136	10,136,498
3.90%, 05/15/35	5,815	5,239,253
3.95%, 03/25/51	14,192	10,225,387
4.00%, 07/15/46	12,639	9,622,949
4.00%, 11/15/47	9,573	7,246,753
4.10%, 03/25/61	6,791	4,751,253
4.13%, 05/15/45	9,164	7,209,614
4.20%, 09/27/29	7,720	7,700,474
4.30%, 07/08/34	8,067	7,637,943
4.38%, 05/15/55	5,349	4,065,100
4.50%, 05/06/28	3,260	3,287,445
4.50%, 07/08/44	4,568	3,818,860
4.65%, 05/06/30	3,175	3,216,826
4.70%, 09/27/34	10,055	9,710,059
4.80%, 08/03/28	7,050	7,179,837
4.90%, 02/06/33	6,640	6,637,158
5.25%, 02/03/32	5,500	5,655,059
5.38%, 07/15/40	9,799	9,470,306
5.38%, 09/27/54	7,930	7,056,748
5.50%, 08/03/35	8,930	9,102,117
5.50%, 09/27/64	6,605	5,851,005
5.55%, 02/06/53	9,945	9,125,610
6.00%, 08/03/55	8,360	8,147,755
6.13%, 07/08/39	5,908	6,167,485
6.13%, 08/03/65	5,395	5,235,237
6.15%, 11/09/29	6,190	6,614,769
6.25%, 11/09/32	8,507	9,188,053
6.50%, 04/15/38	5,740	6,221,822
6.90%, 11/09/52	10,780	11,663,415
Paychex Inc.
5.10%, 04/15/30	3,100	3,189,966
5.35%, 04/15/32	3,900	4,030,084
5.60%, 04/15/35	2,895	2,990,703
Roper Technologies Inc.
1.40%, 09/15/27	4,051	3,836,581
1.75%, 02/15/31	4,678	4,057,370
2.00%, 06/30/30	3,339	2,996,513
2.95%, 09/15/29	3,628	3,460,464
3.80%, 12/15/26	4,942	4,912,407
4.20%, 09/15/28	4,629	4,635,607
4.25%, 09/15/28	790	792,919
4.45%, 09/15/30	1,500	1,503,114
4.50%, 10/15/29	2,390	2,409,303
4.75%, 02/15/32	2,970	2,985,448
4.90%, 10/15/34	4,675	4,623,264
5.10%, 09/15/35	2,025	2,019,967
Salesforce Inc.
1.50%, 07/15/28	3,800	3,560,768
1.95%, 07/15/31	6,342	5,616,961
Security	Par (000)	Value
Software (continued)
2.70%, 07/15/41	$4,640	$3,331,439
2.90%, 07/15/51	8,960	5,675,036
3.05%, 07/15/61	5,810	3,516,023
3.70%, 04/11/28	9,666	9,631,985
ServiceNow Inc., 1.40%, 09/01/30	8,589	7,522,749
Synopsys Inc.
4.55%, 04/01/27	6,565	6,602,452
4.65%, 04/01/28	3,500	3,545,835
4.85%, 04/01/30	7,205	7,349,622
5.00%, 04/01/32	7,205	7,347,476
5.15%, 04/01/35	6,270	6,320,935
5.70%, 04/01/55	2,650	2,597,992
Take-Two Interactive Software Inc.
3.70%, 04/14/27	4,345	4,312,938
4.00%, 04/14/32	3,188	3,040,179
4.95%, 03/28/28	4,460	4,544,102
5.40%, 06/12/29	2,735	2,838,056
5.60%, 06/12/34	2,135	2,216,486
VMware LLC
1.80%, 08/15/28	4,139	3,869,344
2.20%, 08/15/31	4,603	4,037,409
3.90%, 08/21/27	5,571	5,541,932
4.65%, 05/15/27	3,996	4,020,495
4.70%, 05/15/30	4,205	4,254,766
Workday Inc.
3.50%, 04/01/27	4,780	4,732,966
3.70%, 04/01/29	3,463	3,409,763
3.80%, 04/01/32	5,570	5,280,959
		821,205,266
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30	5,105	4,760,661
3.63%, 04/22/29	6,216	6,064,536
4.38%, 07/16/42	4,935	4,214,485
4.38%, 04/22/49	5,376	4,411,367
4.70%, 07/21/32	4,665	4,628,393
5.00%, 01/20/33	1,090	1,098,224
6.13%, 11/15/37	2,570	2,722,816
6.13%, 03/30/40	9,872	10,424,758
6.38%, 03/01/35	5,978	6,522,877
AT&T Inc.
1.65%, 02/01/28	10,446	9,855,988
2.25%, 02/01/32	12,406	10,741,971
2.30%, 06/01/27	11,307	10,951,132
2.55%, 12/01/33	16,483	13,863,153
2.75%, 06/01/31	16,846	15,403,430
3.10%, 02/01/43	2,710	1,959,607
3.30%, 02/01/52	3,790	2,453,792
3.50%, 06/01/41	10,855	8,488,615
3.50%, 09/15/53	34,846	23,296,763
3.50%, 02/01/61	3,115	1,983,722
3.55%, 09/15/55(b)	31,848	21,171,725
3.65%, 06/01/51	12,921	9,017,142
3.65%, 09/15/59	25,587	16,912,267
3.80%, 02/15/27	4,739	4,714,681
3.80%, 12/01/57	25,591	17,603,947
3.85%, 06/01/60	6,440	4,422,447
4.10%, 02/15/28	4,435	4,430,111
4.25%, 03/01/27	5,884	5,887,670
4.30%, 02/15/30	15,542	15,546,700
4.30%, 12/15/42	5,733	4,842,888
Schedule of Investments
86

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.35%, 03/01/29	$14,514	$14,572,960
4.35%, 06/15/45	3,890	3,214,116
4.50%, 05/15/35	12,299	11,749,025
4.50%, 03/09/48	7,900	6,514,821
4.55%, 03/09/49	4,209	3,457,887
4.65%, 06/01/44	2,444	2,104,983
4.70%, 08/15/30	6,705	6,802,561
4.75%, 05/15/46	6,201	5,386,052
4.80%, 06/15/44	1,600	1,419,197
4.85%, 03/01/39	5,277	4,993,934
4.85%, 07/15/45	1,944	1,709,701
4.90%, 08/15/37	3,973	3,822,289
5.15%, 03/15/42	1,220	1,149,181
5.15%, 11/15/46	3,121	2,859,879
5.15%, 02/15/50	2,367	2,120,943
5.25%, 03/01/37	4,390	4,398,444
5.35%, 09/01/40	1,723	1,696,382
5.38%, 08/15/35	6,165	6,280,269
5.40%, 02/15/34	12,115	12,468,998
5.45%, 03/01/47	2,267	2,141,873
5.55%, 08/15/41	2,872	2,823,598
5.65%, 02/15/47	1,922	1,915,065
5.70%, 03/01/57(b)	1,576	1,509,900
6.00%, 08/15/40	3,004	3,121,944
6.05%, 08/15/56	7,240	7,282,947
6.30%, 01/15/38	1,675	1,801,529
6.38%, 03/01/41	1,979	2,106,755
6.55%, 02/15/39	1,350	1,478,887
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	2,580	1,766,764
4.30%, 07/29/49	2,515	1,946,963
4.46%, 04/01/48	5,716	4,627,720
5.10%, 05/11/33(b)	5,285	5,334,875
5.20%, 02/15/34	2,725	2,732,715
5.55%, 02/15/54(b)	3,835	3,602,383
Series US-4, 3.65%, 03/17/51	2,549	1,779,792
Series US-5, 2.15%, 02/15/32(b)	3,765	3,218,682
British Telecommunications PLC
5.13%, 12/04/28	5,128	5,254,941
9.63%, 12/15/30	12,531	15,426,046
Cisco Systems Inc.
2.50%, 09/20/26	6,162	6,069,184
4.55%, 02/24/28	4,435	4,501,644
4.75%, 02/24/30	4,620	4,741,793
4.80%, 02/26/27	8,005	8,108,626
4.85%, 02/26/29	10,096	10,368,513
4.95%, 02/26/31	6,975	7,219,024
4.95%, 02/24/32	4,250	4,387,111
5.05%, 02/26/34	9,100	9,344,025
5.10%, 02/24/35	5,110	5,230,188
5.30%, 02/26/54	7,395	7,093,363
5.35%, 02/26/64	4,855	4,630,702
5.50%, 01/15/40	8,576	8,861,369
5.50%, 02/24/55	3,720	3,669,891
5.90%, 02/15/39	9,865	10,612,705
Corning Inc.
3.90%, 11/15/49	2,013	1,532,242
4.38%, 11/15/57	4,052	3,245,661
4.70%, 03/15/37	1,517	1,467,549
4.75%, 03/15/42	2,470	2,233,800
5.35%, 11/15/48	2,864	2,705,957
Security	Par (000)	Value
Telecommunications (continued)
5.45%, 11/15/79	$4,283	$3,889,329
5.75%, 08/15/40	2,467	2,521,941
5.85%, 11/15/68	1,947	1,867,490
Deutsche Telekom International Finance BV
8.75%, 06/15/30	17,225	20,378,238
9.25%, 06/01/32	4,182	5,234,042
Juniper Networks Inc.
2.00%, 12/10/30	2,961	2,595,967
3.75%, 08/15/29(b)	2,951	2,883,707
5.95%, 03/15/41	2,219	2,193,052
Koninklijke KPN NV, 8.38%, 10/01/30	1,742	2,043,502
Motorola Solutions Inc.
2.30%, 11/15/30	3,491	3,137,318
2.75%, 05/24/31	4,490	4,089,364
4.60%, 02/23/28	4,240	4,283,895
4.60%, 05/23/29	4,671	4,719,041
4.85%, 08/15/30	2,030	2,068,210
5.00%, 04/15/29	2,445	2,500,605
5.20%, 08/15/32	1,670	1,709,970
5.40%, 04/15/34	3,540	3,632,576
5.50%, 09/01/44	1,788	1,744,477
5.55%, 08/15/35	2,300	2,370,677
5.60%, 06/01/32	3,240	3,385,740
Nokia OYJ
4.38%, 06/12/27	3,698	3,671,503
6.63%, 05/15/39	2,721	2,786,071
Orange SA
5.38%, 01/13/42	4,179	4,098,531
5.50%, 02/06/44	3,444	3,410,069
9.00%, 03/01/31	12,805	15,596,749
Rogers Communications Inc.
2.90%, 11/15/26	4,062	3,990,490
3.20%, 03/15/27	4,190	4,123,146
3.70%, 11/15/49	2,399	1,746,304
3.80%, 03/15/32	5,035	4,722,215
4.30%, 02/15/48	3,402	2,738,596
4.50%, 03/15/42	3,485	2,977,727
4.50%, 03/15/43	2,603	2,198,967
4.55%, 03/15/52	7,230	5,823,782
5.00%, 02/15/29	4,956	5,056,423
5.00%, 03/15/44	4,543	4,084,884
5.30%, 02/15/34	5,375	5,410,301
5.45%, 10/01/43	2,743	2,582,308
7.50%, 08/15/38	2,471	2,860,562
Sprint Capital Corp.
6.88%, 11/15/28	4,075	4,383,227
8.75%, 03/15/32	9,900	12,008,187
Telefonica Emisiones SA
4.10%, 03/08/27	5,864	5,846,084
4.67%, 03/06/38	2,626	2,382,461
4.90%, 03/06/48	5,608	4,720,582
5.21%, 03/08/47	10,995	9,675,516
5.52%, 03/01/49	5,247	4,761,617
7.05%, 06/20/36	9,239	10,288,431
Telefonica Europe BV, 8.25%, 09/15/30	6,778	7,836,420
TELUS Corp.
2.80%, 02/16/27	3,870	3,790,130
3.40%, 05/13/32	5,235	4,797,566
3.70%, 09/15/27	3,298	3,265,396
T-Mobile USA Inc.
2.05%, 02/15/28	9,425	8,968,782
87
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
2.25%, 11/15/31	$6,419	$5,617,764
2.40%, 03/15/29	3,198	3,005,204
2.55%, 02/15/31	13,069	11,826,801
2.63%, 02/15/29	4,965	4,705,581
2.70%, 03/15/32	5,140	4,553,179
2.88%, 02/15/31	6,690	6,146,111
3.00%, 02/15/41	13,311	9,723,171
3.30%, 02/15/51	13,184	8,649,820
3.38%, 04/15/29	8,985	8,705,818
3.40%, 10/15/52	13,430	8,887,134
3.50%, 04/15/31	16,775	15,879,248
3.60%, 11/15/60	6,473	4,231,097
3.75%, 04/15/27	18,072	17,951,863
3.88%, 04/15/30	29,952	29,331,648
4.20%, 10/01/29	4,035	4,032,880
4.38%, 04/15/40	9,360	8,303,819
4.50%, 04/15/50	12,327	10,055,837
4.70%, 01/15/35	5,530	5,357,496
4.75%, 02/01/28	8,690	8,707,628
4.80%, 07/15/28	5,355	5,454,386
4.85%, 01/15/29	4,735	4,828,709
4.95%, 03/15/28	5,555	5,657,084
5.05%, 07/15/33	11,772	11,895,002
5.13%, 05/15/32	2,060	2,109,510
5.15%, 04/15/34	4,205	4,249,039
5.20%, 01/15/33	3,595	3,662,023
5.25%, 06/15/55	4,350	3,910,154
5.30%, 05/15/35	4,530	4,573,225
5.38%, 04/15/27	195	195,000
5.50%, 01/15/55(b)	2,930	2,736,633
5.65%, 01/15/53	7,835	7,489,406
5.75%, 01/15/34	6,855	7,188,963
5.75%, 01/15/54	5,345	5,175,035
5.80%, 09/15/62	2,985	2,888,441
5.88%, 11/15/55	4,440	4,377,829
6.00%, 06/15/54	3,180	3,195,115
6.70%, 12/15/33(b)	750	830,375
Verizon Communications Inc.
1.50%, 09/18/30	5,917	5,158,249
1.68%, 10/30/30	6,448	5,654,244
1.75%, 01/20/31	11,000	9,592,271
2.10%, 03/22/28	13,405	12,758,120
2.36%, 03/15/32	21,212	18,412,056
2.55%, 03/21/31	13,621	12,352,528
2.65%, 11/20/40	13,943	9,891,771
2.85%, 09/03/41	5,182	3,681,655
2.88%, 11/20/50	12,729	7,855,143
2.99%, 10/30/56	17,199	10,214,867
3.00%, 03/22/27	5,785	5,685,951
3.00%, 11/20/60(b)	9,382	5,482,050
3.15%, 03/22/30	8,429	8,045,840
3.40%, 03/22/41	14,500	11,206,231
3.55%, 03/22/51	19,703	13,974,284
3.70%, 03/22/61	14,190	9,695,675
3.85%, 11/01/42	3,546	2,817,918
3.88%, 02/08/29	7,232	7,179,614
3.88%, 03/01/52	4,240	3,136,615
4.00%, 03/22/50	6,107	4,679,375
4.02%, 12/03/29	15,774	15,644,333
4.13%, 08/15/46	4,637	3,706,200
4.27%, 01/15/36	2,810	2,610,819
Security	Par (000)	Value
Telecommunications (continued)
4.33%, 09/21/28	$15,391	$15,493,003
4.40%, 11/01/34	10,304	9,826,794
4.50%, 08/10/33	10,442	10,197,547
4.52%, 09/15/48	4,540	3,801,831
4.67%, 03/15/55	3,763	3,159,474
4.75%, 11/01/41	2,688	2,424,066
4.78%, 02/15/35	3,580	3,488,968
4.81%, 03/15/39	5,072	4,757,988
4.86%, 08/21/46	10,984	9,765,275
5.01%, 04/15/49	3,585	3,235,551
5.01%, 08/21/54	3,873	3,434,935
5.05%, 05/09/33	4,355	4,427,861
5.25%, 04/02/35	7,555	7,615,155
5.25%, 03/16/37	7,542	7,550,782
5.40%, 07/02/37(c)	12,261	12,307,495
5.50%, 03/16/47	2,506	2,416,168
5.50%, 02/23/54(b)	3,673	3,517,576
5.85%, 09/15/35	3,077	3,251,453
6.40%, 09/15/33	1,770	1,944,978
6.55%, 09/15/43	4,078	4,471,073
7.75%, 12/01/30	3,747	4,322,533
Vodafone Group PLC
4.25%, 09/17/50	4,299	3,348,688
4.88%, 06/19/49	6,733	5,840,439
5.00%, 05/30/38	2,643	2,568,555
5.25%, 05/30/48	3,745	3,451,171
5.63%, 02/10/53	4,685	4,414,830
5.75%, 06/28/54	7,430	7,096,353
5.75%, 02/10/63	2,065	1,938,872
5.88%, 06/28/64	4,380	4,208,478
6.15%, 02/27/37	4,717	5,080,480
6.25%, 11/30/32	3,383	3,659,951
7.88%, 02/15/30	4,020	4,594,115
		1,372,002,659
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	2,974	2,927,994
3.55%, 11/19/26	4,114	4,071,467
3.90%, 11/19/29	4,264	4,152,972
5.10%, 05/15/44	1,156	1,017,373
6.05%, 05/14/34	2,525	2,624,579
6.35%, 03/15/40	2,734	2,838,291
Mattel Inc., 5.45%, 11/01/41	1,465	1,316,518
		18,949,194
Transportation — 0.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	3,239	2,004,320
3.05%, 02/15/51	2,947	1,922,398
3.25%, 06/15/27	5,806	5,739,035
3.30%, 09/15/51	4,530	3,095,237
3.55%, 02/15/50	4,061	2,936,736
3.90%, 08/01/46	3,673	2,907,766
4.05%, 06/15/48	3,694	2,959,730
4.13%, 06/15/47	3,855	3,156,256
4.15%, 04/01/45	4,593	3,823,606
4.15%, 12/15/48	3,430	2,789,553
4.38%, 09/01/42	2,237	1,953,025
4.40%, 03/15/42	2,862	2,517,669
4.45%, 03/15/43	3,770	3,309,056
4.45%, 01/15/53	3,075	2,552,136
Schedule of Investments
88

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.55%, 09/01/44	$3,838	$3,380,025
4.70%, 09/01/45	3,039	2,731,567
4.90%, 04/01/44	3,684	3,437,149
4.95%, 09/15/41	2,213	2,090,490
5.05%, 03/01/41	2,589	2,488,813
5.15%, 09/01/43	3,385	3,251,999
5.20%, 04/15/54	6,050	5,633,915
5.40%, 06/01/41	2,482	2,475,753
5.50%, 03/15/55	5,250	5,098,637
5.75%, 05/01/40	3,756	3,926,547
5.80%, 03/15/56	4,090	4,140,894
6.15%, 05/01/37	3,398	3,735,254
6.20%, 08/15/36	2,075	2,289,956
Canadian National Railway Co.
2.45%, 05/01/50	2,907	1,696,423
3.20%, 08/02/46	2,844	2,020,951
3.65%, 02/03/48	3,109	2,358,089
3.85%, 08/05/32	3,855	3,685,615
4.38%, 09/18/34	2,545	2,472,294
4.40%, 08/05/52	2,640	2,207,921
4.45%, 01/20/49	3,337	2,854,843
5.85%, 11/01/33	1,595	1,726,504
6.13%, 11/01/53	1,440	1,541,115
6.20%, 06/01/36	2,200	2,442,350
6.25%, 08/01/34	3,120	3,449,852
6.38%, 11/15/37	2,282	2,555,166
6.90%, 07/15/28	3,725	4,011,509
Canadian Pacific Railway Co.
1.75%, 12/02/26	4,250	4,129,498
2.05%, 03/05/30	3,021	2,750,401
2.45%, 12/02/31	5,335	4,727,413
2.88%, 11/15/29	2,858	2,715,637
3.00%, 12/02/41	4,752	3,469,563
3.10%, 12/02/51	7,872	5,119,478
3.50%, 05/01/50	2,700	1,911,800
4.00%, 06/01/28	3,325	3,320,569
4.20%, 11/15/69	1,877	1,403,132
4.30%, 05/15/43	2,226	1,887,518
4.70%, 05/01/48	2,395	2,102,298
4.80%, 03/30/30	2,675	2,738,917
4.80%, 09/15/35	2,078	2,037,136
4.80%, 08/01/45	2,597	2,327,089
4.95%, 08/15/45	2,272	2,073,115
5.20%, 03/30/35	2,675	2,726,465
5.95%, 05/15/37	2,373	2,526,496
6.13%, 09/15/2115	3,894	3,939,751
7.13%, 10/15/31	1,878	2,134,971
CH Robinson Worldwide Inc., 4.20%, 04/15/28	4,370	4,372,914
CSX Corp.
2.40%, 02/15/30	2,918	2,712,319
2.50%, 05/15/51(b)	2,366	1,360,476
2.60%, 11/01/26	6,623	6,511,122
3.25%, 06/01/27	6,026	5,944,295
3.35%, 09/15/49	2,874	1,993,591
3.80%, 03/01/28	4,131	4,109,608
3.80%, 11/01/46	3,934	3,046,543
3.80%, 04/15/50	2,436	1,827,467
3.95%, 05/01/50	2,821	2,172,439
4.10%, 11/15/32	3,551	3,453,101
4.10%, 03/15/44	3,688	3,045,063
Security	Par (000)	Value
Transportation (continued)
4.25%, 03/15/29	$5,440	$5,461,853
4.25%, 11/01/66	2,733	2,074,036
4.30%, 03/01/48	3,870	3,199,513
4.40%, 03/01/43	1,505	1,309,028
4.50%, 03/15/49	1,791	1,510,107
4.50%, 11/15/52	3,786	3,156,954
4.50%, 08/01/54	1,854	1,531,278
4.65%, 03/01/68(b)	2,130	1,733,957
4.75%, 05/30/42	2,775	2,530,791
4.75%, 11/15/48	3,046	2,676,922
4.90%, 03/15/55(b)	750	663,728
5.05%, 06/15/35(b)	2,755	2,780,839
5.20%, 11/15/33	3,500	3,622,370
5.50%, 04/15/41	2,594	2,601,694
6.00%, 10/01/36	2,327	2,507,830
6.15%, 05/01/37	3,220	3,509,068
6.22%, 04/30/40	2,978	3,224,977
FedEx Corp.
2.40%, 05/15/31(b)	3,400	3,049,774
2.40%, 05/15/31(c)	1,205	1,070,915
3.10%, 08/05/29(b)	4,709	4,514,799
3.10%, 08/05/29(c)	10	9,559
3.25%, 05/15/41(b)(c)	925	667,536
3.40%, 02/15/28(c)	70	68,863
3.90%, 02/01/35(c)	800	721,769
4.05%, 02/15/48	2,775	2,027,697
4.05%, 02/15/48(c)	225	166,645
4.10%, 04/15/43(c)	20	15,576
4.25%, 05/15/30	3,715	3,729,172
4.25%, 05/15/30(c)	180	177,988
4.40%, 01/15/47(c)	530	418,274
4.55%, 04/01/46(c)	1,080	881,154
4.75%, 11/15/45	5,467	4,557,910
4.75%, 11/15/45(c)	1,439	1,205,626
4.90%, 01/15/34(c)	795	772,215
4.95%, 10/17/48(b)	3,116	2,604,803
4.95%, 10/17/48(c)	675	571,840
5.25%, 05/15/50(b)	3,471	3,078,658
5.25%, 05/15/50(b)(c)	2,165	1,908,577
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	5,644	4,899,198
JB Hunt Transport Services Inc., 4.90%, 03/15/30	60	61,412
Kirby Corp., 4.20%, 03/01/28	3,117	3,111,368
Norfolk Southern Corp.
2.30%, 05/15/31	3,020	2,716,118
2.55%, 11/01/29	2,556	2,405,181
2.90%, 08/25/51	2,968	1,855,360
3.00%, 03/15/32	3,290	2,995,865
3.05%, 05/15/50	3,287	2,141,954
3.15%, 06/01/27	1,989	1,958,519
3.16%, 05/15/55	3,676	2,338,123
3.40%, 11/01/49	1,894	1,320,059
3.70%, 03/15/53	2,376	1,715,290
3.80%, 08/01/28	3,779	3,761,762
3.94%, 11/01/47	3,409	2,675,874
3.95%, 10/01/42	2,952	2,420,580
4.05%, 08/15/52	2,354	1,821,078
4.10%, 05/15/49	1,980	1,558,229
4.10%, 05/15/2121	2,615	1,801,474
4.15%, 02/28/48	3,425	2,759,744
89
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.45%, 03/01/33	$2,684	$2,642,812
4.45%, 06/15/45	2,692	2,309,624
4.55%, 06/01/53	2,835	2,370,587
4.65%, 01/15/46	2,529	2,229,094
4.84%, 10/01/41	2,667	2,476,500
5.05%, 08/01/30	3,305	3,425,081
5.10%, 05/01/35	2,190	2,213,205
5.10%, 08/01/2118	1,585	1,334,385
5.35%, 08/01/54(b)	4,135	3,927,446
5.55%, 03/15/34	2,257	2,366,104
5.95%, 03/15/64	2,647	2,699,250
7.80%, 05/15/27	3,142	3,330,204
Ryder System Inc.
1.75%, 09/01/26	2,665	2,596,514
2.85%, 03/01/27	2,869	2,811,644
2.90%, 12/01/26	2,690	2,643,097
4.30%, 06/15/27	2,160	2,162,769
4.85%, 06/15/30(b)	1,885	1,921,000
4.90%, 12/01/29	1,215	1,239,389
4.95%, 09/01/29	1,450	1,482,265
5.00%, 03/15/30	980	1,003,178
5.25%, 06/01/28	2,922	3,001,484
5.30%, 03/15/27	2,143	2,174,492
5.38%, 03/15/29	2,525	2,610,740
5.50%, 06/01/29	1,775	1,849,621
5.65%, 03/01/28	3,231	3,342,161
6.30%, 12/01/28	2,240	2,385,107
6.60%, 12/01/33	2,865	3,171,673
Union Pacific Corp.
2.15%, 02/05/27	3,563	3,471,933
2.38%, 05/20/31	4,230	3,846,619
2.40%, 02/05/30	4,490	4,182,371
2.80%, 02/14/32(b)	6,312	5,728,709
2.89%, 04/06/36	3,582	2,974,088
2.95%, 03/10/52	4,180	2,622,100
2.97%, 09/16/62	4,250	2,457,185
3.00%, 04/15/27	4,030	3,964,063
3.20%, 05/20/41	4,375	3,350,456
3.25%, 02/05/50	7,676	5,219,158
3.35%, 08/15/46	1,541	1,106,114
3.38%, 02/01/35	2,356	2,104,682
3.38%, 02/14/42	2,400	1,851,996
3.50%, 02/14/53	6,125	4,276,953
3.55%, 08/15/39	2,565	2,145,928
3.55%, 05/20/61	2,399	1,593,009
3.60%, 09/15/37	2,651	2,304,527
3.70%, 03/01/29	5,103	5,040,382
3.75%, 02/05/70	3,200	2,142,068
3.80%, 10/01/51	4,453	3,320,313
3.80%, 04/06/71	3,805	2,570,974
3.84%, 03/20/60	7,751	5,528,457
3.85%, 02/14/72	2,135	1,458,762
3.88%, 02/01/55	2,020	1,500,086
3.95%, 09/10/28	5,919	5,913,180
3.95%, 08/15/59	2,506	1,824,657
4.00%, 04/15/47	2,604	2,056,115
4.05%, 11/15/45	2,281	1,842,931
4.05%, 03/01/46	2,555	2,052,231
4.10%, 09/15/67	2,481	1,814,681
4.30%, 03/01/49	3,006	2,455,802
4.50%, 01/20/33	4,985	4,959,300
Security	Par (000)	Value
Transportation (continued)
4.50%, 09/10/48	$1,948	$1,643,370
4.95%, 09/09/52	495	446,245
4.95%, 05/15/53	2,390	2,150,167
5.10%, 02/20/35	3,895	3,964,395
5.15%, 01/20/63	1,953	1,763,757
5.60%, 12/01/54	3,445	3,388,775
6.63%, 02/01/29	4,015	4,330,786
United Parcel Service Inc.
2.40%, 11/15/26	3,877	3,804,066
2.50%, 09/01/29	2,905	2,736,012
3.05%, 11/15/27	7,271	7,144,738
3.40%, 03/15/29	4,361	4,279,895
3.40%, 11/15/46	1,891	1,368,432
3.40%, 09/01/49(b)	3,316	2,292,641
3.63%, 10/01/42	2,720	2,140,941
3.75%, 11/15/47	4,537	3,423,796
4.25%, 03/15/49	3,348	2,707,385
4.45%, 04/01/30	2,922	2,971,279
4.65%, 10/15/30	2,450	2,502,589
4.88%, 03/03/33(b)	4,575	4,668,524
4.88%, 11/15/40	3,453	3,255,884
5.05%, 03/03/53(b)	4,680	4,205,756
5.15%, 05/22/34	3,965	4,083,784
5.20%, 04/01/40	2,779	2,753,088
5.25%, 05/14/35	2,280	2,335,194
5.30%, 04/01/50(b)	5,307	4,989,306
5.50%, 05/22/54	4,465	4,274,288
5.60%, 05/22/64(b)	2,860	2,708,712
5.95%, 05/14/55	5,670	5,739,108
6.05%, 05/14/65	3,965	4,013,576
6.20%, 01/15/38	6,927	7,545,426
Walmart Inc.
1.05%, 09/17/26	7,340	7,126,751
1.50%, 09/22/28	6,618	6,186,374
1.80%, 09/22/31	8,707	7,655,703
3.95%, 09/09/27(b)	4,025	4,037,461
		626,629,282
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	1,941	1,681,126
3.10%, 06/01/51	1,775	1,102,340
3.25%, 09/15/26	2,856	2,817,943
3.50%, 03/15/28	1,842	1,806,299
3.50%, 06/01/32	1,843	1,695,767
3.85%, 03/30/27	2,682	2,660,732
4.00%, 06/30/30	2,160	2,120,617
4.55%, 11/07/28	1,293	1,300,705
4.70%, 04/01/29	2,182	2,206,284
4.90%, 03/15/33	2,615	2,613,593
5.20%, 03/15/44	1,147	1,063,870
5.40%, 03/15/27	1,095	1,111,332
5.45%, 09/15/33	2,375	2,435,862
5.50%, 06/15/35	1,175	1,195,960
6.05%, 03/15/34	2,632	2,803,037
6.05%, 06/05/54	1,455	1,458,138
6.90%, 05/01/34	2,075	2,315,092
		32,388,697
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26	1,714	1,674,921
Schedule of Investments
90

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Venture Capital (continued)
3.38%, 01/20/27(b)	$1,682	$1,643,119
6.00%, 06/16/30	900	913,342
		4,231,382
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	2,685	2,392,828
2.80%, 05/01/30	3,249	3,050,518
2.95%, 09/01/27	2,530	2,477,882
3.25%, 06/01/51	3,471	2,327,576
3.45%, 06/01/29	3,926	3,834,622
3.45%, 05/01/50	3,599	2,528,064
3.75%, 09/01/28	2,417	2,399,438
3.75%, 09/01/47	4,495	3,400,533
4.00%, 12/01/46	2,175	1,739,885
4.15%, 06/01/49	3,406	2,693,203
4.20%, 09/01/48	2,192	1,760,342
4.30%, 12/01/42	1,529	1,305,865
4.30%, 09/01/45	2,421	2,059,613
4.45%, 06/01/32	3,015	2,999,341
5.15%, 03/01/34	1,925	1,968,653
5.25%, 03/01/35	3,725	3,793,145
5.45%, 03/01/54	2,460	2,364,061
5.70%, 09/01/55	4,120	4,055,284
6.59%, 10/15/37	1,180	1,325,471
Essential Utilities Inc.
2.40%, 05/01/31	2,824	2,520,987
2.70%, 04/15/30	2,611	2,424,405
3.35%, 04/15/50	3,404	2,247,175
3.57%, 05/01/29	1,517	1,475,698
4.28%, 05/01/49	3,455	2,696,961
4.80%, 08/15/27	1,625	1,642,622
5.25%, 08/15/35	1,200	1,193,730
5.30%, 05/01/52	2,720	2,463,369
5.38%, 01/15/34	1,075	1,094,539
United Utilities PLC, 6.88%, 08/15/28	1,071	1,143,774
		67,379,584
Total Corporate Bonds & Notes — 24.4% (Cost: $33,690,724,579)		31,905,404,134
Foreign Government Obligations(f)
Canada — 0.2%
Canada Government International Bonds
3.75%, 04/26/28	1,225	1,229,236
4.00%, 03/18/30	10,160	10,286,187
4.63%, 04/30/29	1,590	1,642,147
Export Development Canada
3.00%, 05/25/27(b)	985	972,530
3.75%, 09/07/27	320	320,291
3.88%, 02/14/28	835	839,485
4.00%, 06/20/30	5,320	5,380,783
4.13%, 02/13/29	15,460	15,694,634
4.75%, 06/05/34(b)	4,120	4,283,424
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,180	1,385,824
Series HK, 9.38%, 04/15/30	1,595	1,948,680
Series HQ, 9.50%, 11/15/30	240	299,371
Province of Alberta Canada
1.30%, 07/22/30	6,217	5,517,903
3.30%, 03/15/28	6,030	5,964,509
Security	Par (000)	Value
Canada (continued)
4.50%, 06/26/29	$7,370	$7,551,826
4.50%, 01/24/34	5,230	5,256,588
Province of British Columbia Canada
1.30%, 01/29/31(b)	4,405	3,842,828
4.20%, 07/06/33	12,205	12,097,126
4.70%, 01/24/28	20	20,445
4.75%, 06/12/34	10,830	11,040,123
4.80%, 11/15/28(b)	8,830	9,109,332
4.80%, 06/11/35	10,425	10,597,349
4.90%, 04/24/29	10,760	11,169,769
7.25%, 09/01/36	388	469,323
Province of Manitoba Canada
1.50%, 10/25/28	380	354,467
4.30%, 07/27/33	75	74,610
4.90%, 05/31/34	7,300	7,511,646
Province of New Brunswick Canada, 3.63%, 02/24/28	1,991	1,981,840
Province of Ontario Canada
1.05%, 05/21/27	1,585	1,512,564
1.13%, 10/07/30	6,722	5,873,464
1.60%, 02/25/31	6,735	5,968,933
1.80%, 10/14/31	3,965	3,483,030
2.00%, 10/02/29	5,195	4,846,712
2.13%, 01/21/32	6,195	5,499,577
3.10%, 05/19/27(b)	6,635	6,557,120
3.70%, 09/17/29	10,000	9,968,092
4.20%, 01/18/29	10,330	10,479,877
4.70%, 01/15/30(b)	1,315	1,361,048
4.85%, 06/11/35	9,210	9,413,917
5.05%, 04/24/34	8,450	8,814,032
Province of Quebec Canada
1.35%, 05/28/30	6,873	6,132,987
1.90%, 04/21/31	2,135	1,909,906
2.75%, 04/12/27	6,392	6,281,942
3.63%, 04/13/28	8,335	8,313,719
4.25%, 09/05/34(b)	10,120	9,937,446
4.50%, 04/03/29	16,650	17,059,482
4.50%, 09/08/33	685	691,956
4.63%, 08/28/35	8,000	8,015,574
Series PD, 7.50%, 09/15/29	7,182	8,161,721
Province of Saskatchewan Canada
3.25%, 06/08/27	40	39,580
4.65%, 01/28/30	1,825	1,884,397
		279,049,352
Chile — 0.1%
Chile Government International Bonds
2.45%, 01/31/31	10,247	9,262,994
2.55%, 01/27/32	9,876	8,747,835
2.55%, 07/27/33	13,738	11,716,889
2.75%, 01/31/27	5,279	5,174,777
3.10%, 05/07/41	12,791	9,585,617
3.10%, 01/22/61	8,765	5,248,101
3.24%, 02/06/28	10,500	10,271,267
3.25%, 09/21/71	4,733	2,845,410
3.50%, 01/31/34	7,828	7,101,008
3.50%, 01/25/50	11,085	7,822,973
3.63%, 10/30/42	700	564,842
3.86%, 06/21/47	5,558	4,286,485
4.00%, 01/31/52	3,658	2,791,654
4.34%, 03/07/42	6,781	5,907,913
4.85%, 01/22/29	10,270	10,483,118
91
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chile (continued)
4.95%, 01/05/36	$8,549	$8,472,732
5.33%, 01/05/54(b)	5,287	4,970,675
5.65%, 01/13/37	4,560	4,739,301
		119,993,591
Hong Kong — 0.0%
Hong Kong Government International Bonds, 1.75%, 11/24/31(g)	4,900	4,349,920
Hungary — 0.0%
Hungary Government International Bonds, 7.63%, 03/29/41	6,507	7,517,816
Indonesia — 0.1%
Indonesia Government International Bonds
1.85%, 03/12/31	1,515	1,320,447
2.15%, 07/28/31	7,195	6,315,910
2.85%, 02/14/30	7,211	6,790,339
3.05%, 03/12/51	6,085	3,995,099
3.20%, 09/23/61	2,875	1,801,579
3.35%, 03/12/71	3,640	2,322,905
3.40%, 09/18/29	4,280	4,156,458
3.50%, 01/11/28	5,367	5,295,628
3.50%, 02/14/50	3,676	2,651,332
3.55%, 03/31/32	4,635	4,351,592
3.70%, 10/30/49	4,571	3,434,830
3.85%, 10/15/30	9,341	9,147,005
4.10%, 04/24/28	6,505	6,507,546
4.15%, 09/20/27	5,340	5,345,620
4.20%, 10/15/50	7,640	6,201,853
4.30%, 03/31/52	3,520	2,868,861
4.35%, 01/11/48	7,715	6,558,067
4.40%, 03/10/29	2,320	2,336,093
4.45%, 04/15/70	4,575	3,651,958
4.55%, 01/11/28	4,585	4,626,356
4.65%, 09/20/32	7,715	7,708,036
4.70%, 02/10/34	4,130	4,095,075
4.75%, 02/11/29	5,603	5,698,313
4.75%, 09/10/34	5,860	5,811,514
4.85%, 01/11/33(b)	7,045	7,087,683
5.10%, 02/10/54(b)	3,100	2,901,908
5.15%, 09/10/54(b)	2,770	2,611,476
5.25%, 01/15/30(b)	870	904,785
5.35%, 02/11/49(b)	4,450	4,355,926
5.45%, 09/20/52	2,765	2,682,295
5.60%, 01/15/35(b)	5,500	5,781,932
5.65%, 01/11/53	3,480	3,458,147
		142,776,568
Israel — 0.1%
Israel Government International Bonds
2.75%, 07/03/30	11,070	10,120,460
3.25%, 01/17/28	4,035	3,923,630
3.88%, 07/03/50	9,090	6,409,324
4.13%, 01/17/48	2,870	2,183,563
4.50%, 01/17/33	8,620	8,316,101
4.50%, 01/30/43	5,983	5,064,370
4.50%, 04/03/2120	4,433	3,186,180
5.38%, 03/12/29	330	337,727
5.38%, 02/19/30	100	102,657
5.50%, 03/12/34	14,450	14,706,474
5.63%, 02/19/35	10,000	10,231,046
5.75%, 03/12/54	7,155	6,610,490
Security	Par (000)	Value
Israel (continued)
State of Israel
2.50%, 01/15/30	$2,930	$2,676,479
3.38%, 01/15/50	7,243	4,728,748
		78,597,249
Italy — 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	8,130	7,737,595
3.88%, 05/06/51	9,414	6,488,888
4.00%, 10/17/49	10,795	7,772,345
5.38%, 06/15/33(b)	7,902	8,353,715
		30,352,543
Japan — 0.1%
Japan Bank for International Cooperation
1.25%, 01/21/31	7,225	6,275,309
1.63%, 01/20/27	860	833,489
1.88%, 04/15/31	14,414	12,883,487
2.00%, 10/17/29	5,137	4,773,777
2.13%, 02/16/29	4,585	4,332,387
2.25%, 11/04/26	7,489	7,341,354
2.75%, 11/16/27	6,145	6,005,959
2.88%, 06/01/27	6,215	6,111,367
2.88%, 07/21/27	4,797	4,710,697
3.25%, 07/20/28	4,921	4,850,018
3.50%, 10/31/28	4,005	3,969,017
4.38%, 10/05/27	1,200	1,213,164
4.38%, 01/24/31	1,940	1,976,005
4.63%, 07/22/27	10	10,135
4.63%, 07/19/28	1,830	1,872,024
4.63%, 04/17/34	4,220	4,296,412
4.88%, 10/18/28	1,170	1,207,916
Japan International Cooperation Agency
1.00%, 07/22/30(b)	2,794	2,419,421
2.13%, 10/20/26	1,134	1,109,461
2.75%, 04/27/27	1,640	1,607,652
3.25%, 05/25/27	1,920	1,897,134
3.38%, 06/12/28	745	735,064
4.00%, 05/23/28	370	371,293
4.25%, 05/22/30	1,170	1,186,050
4.75%, 05/21/29	950	976,979
		82,965,571
Mexico — 0.2%
Mexico Government International Bonds
2.66%, 05/24/31	15,317	13,489,144
3.25%, 04/16/30	10,880	10,175,695
3.50%, 02/12/34	12,903	11,007,514
3.75%, 01/11/28	10,315	10,159,490
3.77%, 05/24/61	13,551	8,087,717
4.15%, 03/28/27	13,210	13,158,696
4.28%, 08/14/41	12,801	10,003,033
4.35%, 01/15/47	5,572	4,092,991
4.40%, 02/12/52	9,107	6,461,180
4.50%, 04/22/29	15,225	15,165,454
4.50%, 01/31/50	9,701	7,157,222
4.60%, 01/23/46	11,914	9,148,936
4.60%, 02/10/48	8,766	6,615,127
4.75%, 04/27/32	13,002	12,529,132
4.75%, 03/08/44	17,953	14,318,296
4.88%, 05/19/33	10,498	10,023,110
5.00%, 05/07/29	3,049	3,085,450
Schedule of Investments
92

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
5.00%, 04/27/51	$12,409	$9,729,318
5.40%, 02/09/28	4,037	4,119,484
5.55%, 01/21/45(b)	13,800	12,334,630
5.75%, 10/12/2110	11,661	9,465,014
5.85%, 07/02/32	7,055	7,201,900
6.00%, 05/13/30	8,582	8,974,815
6.00%, 05/07/36	7,133	7,153,269
6.05%, 01/11/40	12,906	12,475,855
6.34%, 05/04/53	12,971	11,996,917
6.35%, 02/09/35	12,025	12,433,982
6.40%, 05/07/54	6,295	5,843,060
6.63%, 01/29/38	4,696	4,809,090
6.75%, 09/27/34	9,867	10,582,662
6.88%, 05/13/37	16,550	17,417,298
7.38%, 05/13/55	10,285	10,752,180
7.50%, 04/08/33	6,162	6,899,380
8.30%, 08/15/31	7,346	8,734,529
		325,601,570
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	13,070	10,329,871
3.16%, 01/23/30	7,413	6,813,684
3.30%, 01/19/33	6,580	5,547,070
3.87%, 07/23/60(b)	13,578	8,187,596
3.88%, 03/17/28	5,702	5,578,415
4.30%, 04/29/53	7,214	4,949,766
4.50%, 05/15/47	4,921	3,605,404
4.50%, 04/16/50	10,784	7,644,204
4.50%, 04/01/56	10,600	7,290,940
4.50%, 01/19/63(b)	6,665	4,547,133
6.40%, 02/14/35	10,750	10,812,407
6.70%, 01/26/36	10,241	10,499,649
6.85%, 03/28/54(b)	5,815	5,588,850
6.88%, 01/31/36	3,337	3,440,788
7.50%, 03/01/31	4,980	5,410,534
7.88%, 03/01/57	1,957	2,093,718
8.00%, 03/01/38	5,230	5,782,400
8.88%, 09/30/27	5,956	6,448,990
9.38%, 04/01/29	6,442	7,279,450
		121,850,869
Peru — 0.1%
Peru Government International Bonds
1.86%, 12/01/32	6,335	5,169,665
2.78%, 01/23/31	15,299	14,005,858
2.78%, 12/01/60	8,748	4,668,134
2.84%, 06/20/30	2,493	2,330,010
3.00%, 01/15/34	11,400	9,778,930
3.23%, 07/28/2121	4,593	2,451,625
3.30%, 03/11/41	5,056	3,819,863
3.55%, 03/10/51	6,698	4,598,260
3.60%, 01/15/72	4,515	2,749,543
4.13%, 08/25/27(b)	1,604	1,609,094
5.38%, 02/08/35	5,945	6,012,803
5.63%, 11/18/50	10,730	10,271,023
5.88%, 08/08/54	7,440	7,240,925
6.55%, 03/14/37	4,821	5,294,517
8.75%, 11/21/33	11,040	13,723,137
Security	Par (000)	Value
Peru (continued)
Peruvian Government International Bonds
5.50%, 03/30/36	$8,020	$8,091,253
6.20%, 06/30/55	5,025	5,085,203
		106,899,843
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bonds, 8.60%, 06/15/27	765	823,186
Philippines Government International Bonds
1.65%, 06/10/31	7,911	6,836,394
1.95%, 01/06/32	2,700	2,318,911
2.46%, 05/05/30	7,354	6,790,549
2.65%, 12/10/45	6,700	4,403,867
2.95%, 05/05/45	5,902	4,117,330
3.00%, 02/01/28	10,221	9,932,025
3.20%, 07/06/46	9,983	7,129,986
3.23%, 03/29/27	3,995	3,934,257
3.56%, 09/29/32	4,778	4,486,263
3.70%, 03/01/41	8,609	7,161,572
3.70%, 02/02/42	9,389	7,666,853
3.75%, 01/14/29	7,981	7,846,117
3.95%, 01/20/40	8,750	7,712,282
4.20%, 03/29/47	4,285	3,586,663
4.38%, 03/05/30(b)	2,438	2,460,965
4.63%, 07/17/28(b)	2,275	2,305,581
4.75%, 03/05/35	5,900	5,871,834
5.00%, 07/17/33	6,605	6,736,963
5.00%, 01/13/37	5,765	5,808,570
5.17%, 10/13/27	3,414	3,480,467
5.18%, 09/05/49	3,050	2,883,749
5.25%, 05/14/34	5,305	5,470,998
5.50%, 02/04/35(b)	6,320	6,655,363
5.50%, 01/17/48	5,465	5,459,423
5.60%, 05/14/49	2,825	2,829,675
5.61%, 04/13/33	4,545	4,815,212
5.90%, 02/04/50	3,270	3,399,393
5.95%, 10/13/47	3,160	3,327,603
6.38%, 01/15/32	5,882	6,471,968
6.38%, 10/23/34	8,536	9,508,565
7.75%, 01/14/31	7,713	8,966,075
9.50%, 02/02/30	6,324	7,629,192
		178,827,851
Poland — 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/29	5,230	5,307,211
4.88%, 02/12/30	13,690	14,061,724
4.88%, 10/04/33	14,030	14,051,828
5.13%, 09/18/34	13,604	13,709,707
5.38%, 02/12/35	12,520	12,799,490
5.50%, 11/16/27	8,386	8,659,696
5.50%, 04/04/53	13,065	12,240,857
5.50%, 03/18/54	10,330	9,679,548
5.75%, 11/16/32	9,240	9,797,739
		100,307,800
South Korea — 0.1%
Export-Import Bank of Korea
1.13%, 12/29/26	2,480	2,386,953
1.25%, 09/21/30	4,011	3,512,323
1.38%, 02/09/31(b)	1,710	1,491,724
1.63%, 01/18/27	3,555	3,446,474
93
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
2.13%, 01/18/32	$3,025	$2,640,217
2.38%, 04/21/27	4,472	4,363,404
2.50%, 06/29/41	5,648	4,021,196
4.00%, 09/11/27	1,650	1,652,363
4.00%, 09/11/29(b)	2,865	2,865,931
4.13%, 10/17/27	810	813,335
4.25%, 09/15/27	3,087	3,105,172
4.50%, 01/11/29	1,340	1,360,589
4.50%, 09/15/32	3,195	3,207,071
4.63%, 01/11/27	2,735	2,759,852
4.63%, 01/14/28	2,680	2,721,650
4.63%, 01/11/34(b)	3,288	3,315,765
4.88%, 01/14/30	1,065	1,102,334
5.00%, 01/11/28	4,595	4,704,255
5.13%, 09/18/28	3,980	4,113,479
5.13%, 01/11/33	5,070	5,266,956
5.13%, 09/18/33	2,610	2,720,125
5.25%, 01/14/35	2,385	2,519,781
Korea Development Bank (The)
1.38%, 04/25/27	3,815	3,660,747
4.13%, 10/16/27	790	793,080
4.25%, 09/08/32	5,700	5,631,901
4.38%, 02/15/28	4,846	4,891,526
4.38%, 02/15/33	7,703	7,640,578
4.50%, 02/15/29(b)	3,495	3,552,332
4.63%, 02/15/27	1,115	1,125,642
4.63%, 02/03/28	1,565	1,588,481
4.88%, 02/03/30	565	585,075
5.38%, 10/23/26	1,195	1,212,258
5.38%, 10/23/28	2,060	2,146,520
5.63%, 10/23/33	2,065	2,221,422
Korea International Bonds
1.00%, 09/16/30(b)	3,915	3,413,267
1.75%, 10/15/31(b)	3,485	3,075,266
2.50%, 06/19/29	5,595	5,331,844
2.75%, 01/19/27	7,247	7,142,330
3.50%, 09/20/28	1,935	1,915,159
3.88%, 09/20/48(b)	1,313	1,080,741
4.13%, 06/10/44	981	854,853
4.50%, 07/03/29(b)	3,320	3,397,133
		125,351,104
Supranational — 0.9%
African Development Bank
3.50%, 09/18/29	350	347,346
3.88%, 06/12/28	1,710	1,721,293
4.00%, 03/18/30	9,909	10,021,196
4.13%, 02/25/27	3,770	3,788,955
4.38%, 11/03/27	4,075	4,134,409
4.38%, 03/14/28	2,735	2,783,671
4.50%, 06/12/35	2,360	2,400,111
4.63%, 01/04/27	4,240	4,284,824
5.75%, , (5-year CMT + 1.575%)(a)(h)	3,833	3,827,034
Arab Energy Fund (The), 1.48%, 10/06/26(c)	230	222,877
Asian Development Bank
0.75%, 10/08/30(b)	2,729	2,350,652
1.25%, 06/09/28(b)	2,955	2,771,433
1.50%, 01/20/27	11,009	10,671,982
1.50%, 03/04/31	2,699	2,392,420
1.75%, 09/19/29	8,202	7,610,825
1.88%, 03/15/29	1,405	1,322,445
1.88%, 01/24/30(b)	7,926	7,341,859
Security	Par (000)	Value
Supranational (continued)
2.38%, 08/10/27	$1,090	$1,063,530
2.50%, 11/02/27(b)	8,009	7,814,551
2.63%, 01/12/27	9,306	9,162,920
2.75%, 01/19/28	7,035	6,894,566
3.13%, 08/20/27	8,918	8,824,817
3.13%, 09/26/28	1,279	1,260,144
3.13%, 04/27/32	1,700	1,617,176
3.63%, 08/28/29(b)	15,160	15,137,728
3.75%, 04/25/28(b)	11,829	11,865,322
3.75%, 08/28/30	6,420	6,425,235
3.88%, 09/28/32	3,435	3,411,210
3.88%, 06/14/33(b)	8,960	8,859,111
4.00%, 01/12/33	16,539	16,517,848
4.13%, 01/12/27(b)	15,559	15,626,509
4.13%, 05/30/30	7,680	7,813,458
4.13%, 01/12/34(b)	9,431	9,406,338
4.38%, 01/14/28	3,930	3,996,034
4.38%, 03/06/29(b)	10,606	10,857,464
4.38%, 03/22/35	11,962	12,084,757
4.50%, 08/25/28	14,685	15,045,169
4.75%, 02/12/30	150	150,834
4.88%, 09/26/28	660	663,824
5.82%, 06/16/28	7,150	7,545,337
6.22%, 08/15/27	2,370	2,466,365
6.38%, 10/01/28(b)	3,125	3,333,367
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	3,612	3,617,436
4.00%, 01/18/28	4,854	4,894,276
4.13%, 01/18/29	1,680	1,704,091
4.25%, 03/13/34	7,155	7,187,526
4.50%, 01/16/30	6,922	7,139,962
4.50%, 05/21/35	3,415	3,487,772
4.88%, 09/14/26	2,740	2,767,431
Corp. Andina de Fomento
2.25%, 02/08/27	985	960,102
5.00%, 01/24/29	6,670	6,879,210
5.00%, 01/22/30	8,830	9,159,300
Council of Europe Development Bank
0.88%, 09/22/26	480	465,301
3.63%, 01/26/28	1,060	1,059,485
3.63%, 05/08/28	40	39,999
4.13%, 01/24/29	1,365	1,385,318
4.50%, 01/15/30	2,363	2,436,813
4.63%, 06/11/27	945	959,101
European Bank for Reconstruction & Development
4.13%, 01/25/29	1,988	2,018,582
4.25%, 03/13/34	7,820	7,847,291
4.38%, 03/09/28	1,235	1,256,858
European Investment Bank
0.63%, 10/21/27	252	236,428
0.75%, 10/26/26	7,305	7,054,409
0.75%, 09/23/30	3,105	2,682,233
0.88%, 05/17/30	4,620	4,059,729
1.25%, 02/14/31	11,729	10,285,920
1.38%, 03/15/27	19,550	18,869,702
1.63%, 10/09/29	4,540	4,190,393
1.63%, 05/13/31	745	663,104
1.75%, 03/15/29(b)	7,655	7,177,495
2.38%, 05/24/27	3,841	3,755,768
3.25%, 11/15/27	3,040	3,014,724
Schedule of Investments
94

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
3.63%, 07/15/30	$18,985	$18,906,516
3.75%, 11/15/29	12,040	12,075,157
3.75%, 02/14/33	21,525	21,207,475
3.88%, 03/15/28	5,528	5,563,160
3.88%, 06/15/28	660	664,581
3.88%, 10/15/30	6,495	6,537,637
4.00%, 02/15/29	3,690	3,732,955
4.13%, 02/13/34	23,810	23,781,348
4.25%, 08/16/32	22,580	22,959,181
4.38%, 03/19/27	2,930	2,958,302
4.38%, 10/10/31	14,580	15,022,522
4.50%, 10/16/28	1,355	1,390,018
4.50%, 03/14/30	25,235	26,072,520
4.63%, 02/12/35	13,290	13,696,132
4.75%, 06/15/29	25,450	26,429,591
4.88%, 02/15/36	7,346	7,713,257
Inter-American Development Bank
0.63%, 09/16/27(b)	2,725	2,562,804
1.13%, 07/20/28	10,320	9,615,896
1.13%, 01/13/31(b)	12,236	10,664,549
1.50%, 01/13/27	1,180	1,144,228
2.25%, 06/18/29	9,417	8,946,558
2.38%, 07/07/27(b)	8,569	8,366,843
3.13%, 09/18/28	9,920	9,774,362
3.20%, 08/07/42	3,925	3,156,262
3.50%, 09/14/29(b)	3,035	3,014,584
3.50%, 04/12/33(b)	13,242	12,775,213
3.63%, 09/17/31	8,363	8,254,446
3.75%, 06/14/30(b)	3,651	3,654,623
3.88%, 10/28/41	6,891	6,074,125
4.00%, 01/12/28(b)	6,661	6,713,874
4.13%, 02/15/29	14,050	14,262,799
4.38%, 02/01/27	6,417	6,467,118
4.38%, 07/17/34	14,085	14,263,090
4.38%, 07/16/35	7,995	8,046,713
4.38%, 01/24/44	3,334	3,085,587
4.50%, 02/15/30	7,237	7,469,398
4.50%, 09/13/33	6,505	6,688,994
Inter-American Investment Corp.
3.63%, 02/17/27	3,205	3,193,847
4.13%, 02/15/28	985	993,889
4.25%, 02/14/29	1,970	1,999,836
4.25%, 04/01/30	6,220	6,327,658
4.75%, 09/19/28	1,953	2,009,062
International Bank for Reconstruction & Development
0.75%, 11/24/27	12,885	12,089,651
0.75%, 08/26/30(b)	12,624	10,921,163
0.85%, 02/10/27(b)	308	294,667
0.88%, 05/14/30(b)	17,095	15,016,489
1.13%, 09/13/28	25,316	23,504,439
1.25%, 02/10/31(b)	17,680	15,476,732
1.38%, 04/20/28	20,765	19,597,492
1.63%, 11/03/31	23,785	20,862,524
1.75%, 10/23/29(b)	13,186	12,210,314
1.88%, 10/27/26	6,895	6,742,884
2.50%, 11/22/27	21,516	20,987,907
2.50%, 03/29/32	3,517	3,222,625
3.13%, 06/15/27(b)	13,935	13,797,531
3.50%, 07/12/28	20,066	19,996,479
3.63%, 05/05/28	1,409	1,409,420
Security	Par (000)	Value
Supranational (continued)
3.63%, 09/21/29(b)	$9,235	$9,213,481
3.88%, 10/16/29(b)	20,665	20,809,397
3.88%, 02/14/30	17,928	18,049,160
3.88%, 08/28/34	25,890	25,264,678
4.00%, 07/25/30(b)	8,400	8,497,690
4.00%, 01/10/31(b)	23,732	23,971,689
4.00%, 05/06/32	4,539	4,547,316
4.13%, 03/20/30	13,805	14,040,119
4.38%, 08/27/35	22,595	22,746,275
4.50%, 04/10/31(b)	14,284	14,771,471
4.63%, 08/01/28	11,135	11,436,120
4.63%, 01/15/32	23,185	24,073,326
4.75%, 11/14/33	16,108	16,847,284
4.75%, 02/15/35(b)	2,127	2,207,190
5.67%, 02/01/34	210	211,400
International Finance Corp.
0.75%, 10/08/26	3,010	2,910,186
0.75%, 08/27/30	985	852,102
3.88%, 07/02/30	600	604,084
4.25%, 07/02/29(b)	1,015	1,035,648
4.38%, 01/15/27	2,235	2,252,014
4.50%, 01/21/28(b)	1,400	1,427,663
4.50%, 07/13/28(b)	1,220	1,248,681
Nordic Investment Bank
3.38%, 09/08/27(b)	1,025	1,018,954
3.75%, 05/09/30	2,245	2,247,791
4.25%, 02/28/29	990	1,009,025
4.38%, 03/14/28	1,260	1,282,169
		1,190,034,645
Sweden — 0.0%
Svensk Exportkredit AB
0.00%, 05/11/37(d)	155	86,423
2.25%, 03/22/27	2,121	2,069,201
3.75%, 09/13/27	400	399,957
3.75%, 05/08/28	363	363,461
3.88%, 08/04/27	41	41,092
4.13%, 06/14/28	2,315	2,339,656
4.25%, 02/01/29	2,440	2,478,987
4.88%, 09/14/26	3,795	3,830,588
4.88%, 10/04/30	4,342	4,544,136
		16,153,501
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	2,680	2,435,784
Uruguay Government International Bonds
4.13%, 11/20/45	2,587	2,216,168
4.38%, 10/27/27	13,830	13,886,374
4.38%, 01/23/31	13,826	13,882,963
4.98%, 04/20/55	11,071	9,816,687
5.10%, 06/18/50	17,057	15,742,940
5.44%, 02/14/37	6,390	6,601,395
5.75%, 10/28/34	12,895	13,668,988
7.63%, 03/21/36	4,816	5,775,161
		84,026,460
Total Foreign Government Obligations — 2.3% (Cost: $3,127,013,397)		2,994,656,253
95
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	$1,875	$1,800,401
California — 0.2%
Alameda County Joint Powers Authority RB BAB, Series A, 7.05%, 12/01/44	1,500	1,693,215
Bay Area Toll Authority RB, 3.13%, 04/01/55	470	300,826
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	4,941,487
Series S-1, 7.04%, 04/01/50	4,300	4,864,828
Series S-3, 6.91%, 10/01/50	3,205	3,585,090
California Health Facilities Financing Authority RB
4.19%, 06/01/37	325	305,806
4.35%, 06/01/41(b)	1,905	1,739,477
California State University RB
Class B, 2.72%, 11/01/52	910	586,913
Class B, 2.94%, 11/01/52	1,000	663,238
Class B, 2.98%, 11/01/51	3,315	2,238,237
5.18%, 11/01/53	2,535	2,382,757
Series E, 2.90%, 11/01/51	1,895	1,324,880
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, Class A, 4.24%, 05/15/48 (AGM)(b)	455	384,902
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	4,742,278
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53	1,025	762,994
Series A, 4.09%, 01/15/49	2,040	1,643,338
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34(b)	1,270	1,133,409
Class B, 3.00%, 06/01/46	540	481,340
3.12%, 06/01/38 (SAP)	2,250	1,879,279
Class B, 3.29%, 06/01/42	3,790	2,909,411
3.49%, 06/01/36	230	191,736
3.71%, 06/01/41	830	632,473
4.21%, 06/01/50	1,535	1,114,486
Los Angeles Community College District/California GO BAB, 6.75%, 08/01/49	1,100	1,207,272
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,336,427
Los Angeles Department of Water & Power RB BAB
Series A, 6.60%, 07/01/50(b)	385	405,187
Series D, 6.57%, 07/01/45	2,970	3,116,283
Regents of the University of California Medical Center Pooled Revenue RB
3.01%, 05/15/50	1,400	892,688
3.71%, 05/15/20	2,600	1,599,149
4.13%, 05/15/32	1,550	1,520,095
4.56%, 05/15/53	895	751,911
Series N, 3.26%, 05/15/60(b)	1,835	1,151,402
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	4,575	4,890,936
Series F, 6.58%, 05/15/49	3,015	3,227,394
Security	Par (000)	Value
California (continued)
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	$1,905	$1,909,931
San Diego County Water Authority RB BAB, Series B, Class B, 6.14%, 05/01/49	2,345	2,391,714
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A, 4.66%, 10/01/27	1,920	1,948,445
San Joaquin Hills Transportation Corridor Agency RB, Class B, 3.49%, 01/15/50	1,600	1,166,034
State of California GO
1.70%, 02/01/28(b)	140	133,311
2.50%, 10/01/29	6,000	5,698,825
3.50%, 04/01/28(b)	910	903,615
4.50%, 08/01/29	1,350	1,383,081
4.50%, 04/01/33	2,115	2,114,895
4.60%, 04/01/38	2,170	2,212,024
5.10%, 09/01/35	2,250	2,317,189
5.13%, 09/01/29	1,700	1,781,246
5.13%, 03/01/38	1,000	1,002,509
5.15%, 09/01/34	5,000	5,188,744
5.20%, 03/01/43	3,790	3,689,649
5.75%, 10/01/31	1,400	1,527,570
5.88%, 10/01/41	5,000	5,185,223
Series A, Class A, 3.05%, 04/01/29	1,110	1,081,871
State of California GO BAB
7.30%, 10/01/39	5,220	6,050,422
7.35%, 11/01/39	3,130	3,642,185
7.50%, 04/01/34	8,325	9,670,625
7.55%, 04/01/39	12,470	14,986,464
7.60%, 11/01/40	7,575	9,225,497
7.63%, 03/01/40	6,850	8,243,956
University of California RB
Series AD, 4.86%, 05/15/12	3,285	2,727,484
Series AQ, 4.77%, 05/15/15	835	671,405
Series BD, 3.35%, 07/01/29(b)	4,730	4,645,602
Series BG, 1.32%, 05/15/27(b)	775	743,432
Series BG, 1.61%, 05/15/30	2,990	2,689,247
Series BG, 3.07%, 05/15/51	3,110	1,959,215
		167,492,554
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	704,517
Connecticut — 0.0%
State of Connecticut GO, Series A, Class A, 5.85%, 03/15/32	4,765	5,155,881
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/14	1,690	1,415,420
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,534,328
		2,949,748
Florida — 0.0%
County of Broward Florida Airport System Revenue RB, 3.48%, 10/01/43	250	205,362
County of Miami-Dade Florida Aviation Revenue RB, Series C, 4.28%, 10/01/41	985	893,027
Schedule of Investments
96

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Transit System RB, Series B, 2.60%, 07/01/42	$1,300	$982,771
County of Miami-Dade Seaport Department RB, 6.22%, 11/01/55	245	251,277
State Board of Administration Finance Corp. RB
1.71%, 07/01/27(b)	3,250	3,121,495
2.15%, 07/01/30	5,902	5,381,764
Class A, 5.53%, 07/01/34(b)	4,980	5,142,445
		15,978,141
Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue RB, 2.26%, 11/01/35	1,330	1,111,809
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,691	3,956,898
Project M, Series 2010-A, 6.66%, 04/01/57	3,230	3,410,479
Project P, Series 2010-A, 7.06%, 04/01/57	3,317	3,681,051
		12,160,237
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	399,879
Illinois — 0.1%
Chicago O'Hare International Airport RB
Series C, Class C, 4.47%, 01/01/49(b)	1,050	897,094
Series C, Class C, 4.57%, 01/01/54	2,450	2,080,995
Chicago O'Hare International Airport RB BAB, Series B, Class B, 6.40%, 01/01/40	1,100	1,217,739
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, Class A, 6.90%, 12/01/40	4,158	4,633,438
Series B, Class B, 6.90%, 12/01/40(b)	4,608	5,137,759
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	1,945,516
Sales Tax Securitization Corp. RB
3.24%, 01/01/42	5,125	4,175,548
3.82%, 01/01/48	135	106,949
4.79%, 01/01/48	2,380	2,164,090
State of Illinois GO, 5.10%, 06/01/33	28,727	29,044,535
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	2,786	3,049,993
		54,453,656
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51(b)	645	456,859
Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	605	415,864
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB
4.15%, 02/01/33	2,280	2,266,293
4.28%, 02/01/36	1,560	1,524,873
4.48%, 08/01/39	4,415	4,246,526
5.05%, 12/01/34	1,705	1,739,332
5.08%, 06/01/31	1,148	1,164,787
Security	Par (000)	Value
Louisiana (continued)
5.20%, 12/01/39	$3,975	$4,037,725
		14,979,536
Maryland — 0.0%
Maryland Economic Development Corp. RB
5.43%, 05/31/56	2,785	2,624,571
5.94%, 05/31/57	1,370	1,363,480
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40	2,500	1,898,211
		5,886,262
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, 2.90%, 09/01/49	2,675	1,777,406
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29(b)	1,950	1,977,850
Series E, 5.46%, 12/01/39	3,700	3,776,176
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	2,900	2,878,181
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	2,435	2,484,887
Massachusetts School Building Authority RB
2.95%, 05/15/43	1,700	1,285,285
3.40%, 10/15/40	1,755	1,501,603
Series B, Class B, 1.75%, 08/15/30	2,250	2,058,800
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,094,492
		18,834,680
Michigan — 0.0%
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,924,055
3.38%, 12/01/40	845	707,419
Michigan State University RB, 4.17%, 08/15/22(b)	4,035	2,916,482
Michigan Strategic Fund RB, 3.23%, 09/01/47	460	340,967
University of Michigan RB
2.56%, 04/01/50(b)	3,000	1,834,856
Class A, 3.50%, 04/01/52	614	445,751
Class B, 3.50%, 04/01/52	475	342,564
Class C, 3.60%, 04/01/47	1,800	1,505,156
Class A, 4.45%, 04/01/22(b)	5,580	4,318,723
Series B, 2.44%, 04/01/40(b)	2,862	2,108,388
		16,444,361
Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52	1,924	1,526,483
Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,022,331
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, Class A, 3.65%, 08/15/57	4,730	3,431,168
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) RB, Series A, Class A, 3.04%, 10/01/49(b)	2,000	1,407,937
97
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	$850	$944,652
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, Class A, 7.43%, 02/15/29 (NPFGC)	5,874	6,187,462
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	6,979	8,357,830
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	2,650	2,928,201
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41(b)	4,730	5,450,287
Rutgers The State University of New Jersey RB
3.27%, 05/01/43(b)	1,000	793,991
Series P, 3.92%, 05/01/19(b)	1,475	968,920
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	910,599
		25,597,290
New York — 0.1%
City of New York GO
4.61%, 09/01/37	1,000	988,163
5.11%, 10/01/54(b)	3,775	3,519,082
5.26%, 10/01/44	1,200	1,171,190
5.26%, 10/01/52	500	476,983
5.83%, 10/01/53	5,500	5,662,286
5.94%, 02/01/55(b)	130	134,580
6.29%, 02/01/45(b)	300	315,029
6.39%, 02/01/55	835	868,603
City of New York GO BAB
Series A-2, 5.21%, 10/01/31	2,000	2,013,821
Series C-1, 5.52%, 10/01/37	3,000	3,051,759
Series F1, 6.27%, 12/01/37	2,755	2,976,544
Empire State Development Corp. RB BABA, 5.77%, 03/15/39	4,715	4,894,722
Metropolitan Transportation Authority Dedicated Tax Fund RB BAB, 7.34%, 11/15/39	3,870	4,530,355
Metropolitan Transportation Authority RB BAB
Series 2010-A, 6.67%, 11/15/39	50	53,816
Series B, 6.65%, 11/15/39	220	237,027
Series E, 6.81%, 11/15/40	1,165	1,265,177
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	3,200	3,238,323
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43(b)	1,385	1,354,916
5.72%, 06/15/42	3,145	3,160,419
5.95%, 06/15/42	3,000	3,093,232
6.01%, 06/15/42	1,860	1,904,558
New York State Dormitory Authority RB
5.23%, 07/01/35	4,250	4,362,087
5.83%, 07/01/55	2,500	2,584,646
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	2,325	2,386,213
Series F, 5.63%, 03/15/39(b)	2,725	2,810,869
Port Authority of New York & New Jersey RB
3.14%, 02/15/51	1,145	818,618
3.29%, 08/01/69(b)	1,300	810,640
Security	Par (000)	Value
New York (continued)
4.03%, 09/01/48(b)	$1,440	$1,176,460
4.23%, 10/15/57	865	696,722
5.07%, 07/15/53	2,820	2,636,408
Series 164, 5.65%, 11/01/40(b)	6,255	6,606,022
Series 165, 5.65%, 11/01/40	1,795	1,893,861
Series 168, 4.93%, 10/01/51	4,165	3,809,100
Series 174, 4.46%, 10/01/62(b)	6,585	5,479,332
Series 181, 4.96%, 08/01/46	2,000	1,892,689
Series 182, 5.31%, 08/01/46	1,000	973,121
Series 192, 4.81%, 10/15/65(b)	4,235	3,756,826
Series 225, 3.18%, 07/15/60(b)	675	425,707
United Nations Development Corp. RB, 6.54%, 08/01/55	765	795,337
		88,825,243
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51	1,100	730,699
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	6,075	7,599,926
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	1,611,479
4.43%, 01/01/33	260	261,966
Series B, Class B, 4.53%, 01/01/35	2,400	2,407,690
Ohio State University (The) RB, Series A, 4.80%, 06/01/11	350	287,795
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	2,005	1,938,083
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48	1,775	1,273,696
		15,380,635
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45	715	676,770
4.62%, 06/01/44	1,655	1,580,102
4.71%, 05/01/52	3,280	2,959,908
5.09%, 02/01/52	3,680	3,448,515
		8,665,295
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	30	30,988
Series B, 5.68%, 06/30/28 (NPFGC)	748	764,217
Oregon State University RB, 3.42%, 03/01/60 (BAM)	1,100	749,688
State of Oregon GO, 5.89%, 06/01/27	4,426	4,527,902
		6,072,795
Pennsylvania — 0.0%
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42(b)	1,130	851,861
Class A, 3.86%, 06/01/38(b)	4,200	3,872,434
Series A, 4.14%, 06/01/38	50	46,848
Pennsylvania Economic Development Financing Authority RB, 5.69%, 06/01/54	2,665	2,651,571
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,750	1,315,945
2.84%, 09/01/50	975	636,419
Pennsylvania Turnpike Commission RB BAB, Series B, Class B, 5.51%, 12/01/45	1,000	983,477
Schedule of Investments
98

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19(b)	$2,000	$1,240,506
		11,599,061
South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	1,000	1,044,688
Texas — 0.1%
Board of Regents of the University of Texas System RB, Series B, Class B, 2.44%, 08/15/49	765	460,169
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	2,400	2,226,549
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.81%, 02/01/41	1,875	1,916,815
Series C, 5.99%, 02/01/39	1,993	2,086,239
Dallas Area Rapid Transit RB, Class A, 2.61%, 12/01/48	2,895	1,911,482
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	2,900,853
Series B, 6.00%, 12/01/44(b)	400	408,261
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	787,360
Dallas County Hospital District GOL BAB, Series C, Class C, 5.62%, 08/15/44	1,250	1,252,045
Dallas Fort Worth International Airport RB
2.84%, 11/01/46	220	158,094
Class A, 2.99%, 11/01/38(b)	1,200	1,023,208
Class A, 4.09%, 11/01/51(b)	1,245	997,411
Class A, 4.51%, 11/01/51(b)	4,305	3,670,732
Series A, Class A, 3.14%, 11/01/45(b)	1,405	1,047,996
Series C, Class C, 2.92%, 11/01/50	2,670	1,852,773
Series C, Class C, 3.09%, 11/01/40	340	270,478
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (PSF)	400	401,409
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52	4,805	3,175,572
North Texas Tollway Authority RB BAB, Series B, Class B, 6.72%, 01/01/49	4,120	4,535,426
Permanent University Fund - Texas A&M University System RB, Series B, Class B, 3.66%, 07/01/47	2,000	1,609,185
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47	2,125	1,599,646
State of Texas GO BAB
5.52%, 04/01/39	5,300	5,507,677
Series A, Class A, 4.68%, 04/01/40	2,550	2,475,909
Texas Department of Transportation State Highway Fund RB, First Class, 5.18%, 04/01/30	5,115	5,232,875
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35(b)	7,498	7,705,975
5.17%, 04/01/41	6,200	6,321,894
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, Class B, 3.92%, 12/31/49	3,350	2,636,182
Security	Par (000)	Value
Texas (continued)
Texas Transportation Commission GO, 2.47%, 10/01/44	$2,505	$1,727,122
		65,899,337
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50(b)	2,790	1,586,811
2.58%, 11/01/51	2,915	1,761,495
Series A, 3.23%, 09/01/19	790	446,166
Series C, 4.18%, 09/01/17	840	614,845
		4,409,317
Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	1,200	1,228,959
Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	2,580	2,552,257
Total Municipal Debt Obligations — 0.5% (Cost: $627,759,596)		558,450,723
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 24.8%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/27	32	31,797
2.50%, 02/01/28	426	417,949
2.50%, 01/01/30	5,030	4,895,886
2.50%, 03/01/31	53	51,320
2.50%, 08/01/31	1,703	1,648,434
2.50%, 10/01/31	4,048	3,907,232
2.50%, 11/01/31	24	23,351
2.50%, 12/01/31	6,263	6,042,711
2.50%, 02/01/32	7,663	7,393,044
2.50%, 08/01/32	91	87,535
2.50%, 01/01/33	6,720	6,458,664
2.50%, 02/01/33	18	17,505
2.50%, 04/01/33	842	805,103
3.00%, 11/01/26	44	43,389
3.00%, 01/01/27	21	21,132
3.00%, 02/01/27	55	54,213
3.00%, 04/01/27	52	51,271
3.00%, 05/01/27	384	379,378
3.00%, 06/01/27	371	366,511
3.00%, 07/01/27	24	23,658
3.00%, 08/01/27	57	56,044
3.00%, 09/01/27	235	233,049
3.00%, 11/01/27	97	95,586
3.00%, 12/01/27	53	52,538
3.00%, 01/01/28	10	9,462
3.00%, 11/01/28	55	54,740
3.00%, 01/01/29	52	51,521
3.00%, 03/01/29	275	270,024
3.00%, 05/01/29	9,131	9,004,184
3.00%, 05/01/30	1,982	1,943,530
3.00%, 06/01/30	946	929,693
3.00%, 07/01/30	2,495	2,445,577
3.00%, 12/01/30	5,730	5,610,723
3.00%, 02/01/31	1,858	1,818,746
3.00%, 05/01/31	3,905	3,819,814
3.00%, 06/01/31	2,907	2,841,854
99
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 08/01/31	$23	$22,341
3.00%, 12/01/31	14	13,955
3.00%, 02/01/32	51	49,695
3.00%, 07/01/32	4,492	4,377,807
3.00%, 09/01/32	6	6,098
3.00%, 02/01/33	9	9,114
3.00%, 05/01/33	1,158	1,121,573
3.00%, 06/01/42	364	333,327
3.00%, 10/01/42	165	150,857
3.00%, 01/01/43	391	357,803
3.00%, 02/01/43	9,808	8,978,253
3.00%, 12/01/44	29	25,730
3.00%, 04/01/45	239	215,528
3.00%, 08/01/45	150	135,373
3.00%, 12/01/45	12	10,547
3.00%, 01/01/46	872	784,967
3.00%, 02/01/46	100	89,688
3.00%, 07/01/46	1,851	1,654,920
3.00%, 08/01/46	34,931	31,232,130
3.00%, 09/01/46	13,784	12,482,405
3.00%, 10/01/46	26,664	23,931,841
3.00%, 11/01/46	20,529	18,355,796
3.00%, 12/01/46	47,057	42,094,078
3.00%, 01/01/47	10,986	9,823,264
3.00%, 02/01/47	23,591	21,093,868
3.00%, 03/01/47	118	105,847
3.00%, 04/01/47	305	272,671
3.00%, 05/01/47	18,006	16,193,156
3.00%, 06/01/47	19,601	17,526,252
3.00%, 08/01/47	2,442	2,183,206
3.00%, 09/01/47	550	495,571
3.00%, 10/01/47	6,144	5,493,747
3.00%, 11/01/47	9	8,432
3.00%, 01/01/48	13	11,722
3.00%, 11/01/48	891	788,803
3.00%, 03/01/49	175	154,446
3.00%, 05/01/49	207	184,415
3.00%, 06/01/49	141	124,381
3.50%, 11/01/25	25	24,700
3.50%, 03/01/26	56	55,307
3.50%, 06/01/26	18	18,294
3.50%, 03/01/32	406	399,744
3.50%, 05/01/32	1,209	1,192,615
3.50%, 09/01/32	914	901,126
3.50%, 06/01/33	81	79,650
3.50%, 07/01/33	3,804	3,740,420
3.50%, 11/01/33	11	10,861
3.50%, 06/01/34	3,378	3,311,678
3.50%, 03/01/38	2,731	2,638,020
3.50%, 06/01/38	730	704,581
3.50%, 09/01/38	480	464,384
3.50%, 02/01/42	46	43,108
3.50%, 05/01/42	5	4,374
3.50%, 09/01/42	7	6,588
3.50%, 10/01/42	5,886	5,542,897
3.50%, 11/01/42	449	422,539
3.50%, 01/01/43	9	8,011
3.50%, 04/01/43	3,272	3,071,915
3.50%, 06/01/43	616	578,656
3.50%, 07/01/43	1,027	963,786
3.50%, 08/01/43	3,764	3,533,276
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/01/43	$851	$799,629
3.50%, 01/01/44	9,818	9,241,634
3.50%, 02/01/44	4,986	4,685,775
3.50%, 09/01/44	3,834	3,591,868
3.50%, 10/01/44	5,693	5,312,688
3.50%, 11/01/44	80	74,079
3.50%, 12/01/45	7,736	7,115,276
3.50%, 01/01/46	149	138,677
3.50%, 03/01/46	20,676	19,185,693
3.50%, 05/01/46	2,703	2,503,288
3.50%, 06/01/46	80	74,388
3.50%, 07/01/46	3,660	3,389,726
3.50%, 08/01/46	2,638	2,449,346
3.50%, 09/01/46	4,099	3,795,367
3.50%, 10/01/46	822	761,211
3.50%, 11/01/46	601	556,191
3.50%, 12/01/46	3,118	2,881,278
3.50%, 01/01/47	1,613	1,493,532
3.50%, 02/01/47	4,204	3,892,780
3.50%, 03/01/47	2,691	2,492,418
3.50%, 04/01/47	6,094	5,614,213
3.50%, 05/01/47	1,238	1,142,653
3.50%, 07/01/47	5,032	4,633,806
3.50%, 08/01/47	14,815	13,783,576
3.50%, 09/01/47	19,726	18,153,661
3.50%, 12/01/47	3,335	3,071,962
3.50%, 01/01/48	14,822	13,746,583
3.50%, 02/01/48	16,269	14,968,319
3.50%, 03/01/48	6,709	6,173,440
3.50%, 04/01/48	1,570	1,454,721
3.50%, 05/01/48	7,421	6,825,684
3.50%, 04/01/49	974	896,267
3.50%, 05/01/49	2,783	2,552,150
3.50%, 06/01/49	1,413	1,300,867
4.00%, 10/01/25	8	7,644
4.00%, 02/01/26	15	14,703
4.00%, 05/01/26	49	48,767
4.00%, 12/01/32	914	912,857
4.00%, 05/01/33	1,252	1,247,850
4.00%, 09/01/41	2,127	2,069,411
4.00%, 02/01/42	1,895	1,843,474
4.00%, 03/01/42	403	390,939
4.00%, 06/01/42	2,497	2,427,027
4.00%, 08/01/42	1,120	1,086,028
4.00%, 07/01/44	2,785	2,689,678
4.00%, 01/01/45	717	689,827
4.00%, 02/01/45	1,053	1,016,994
4.00%, 06/01/45	1,673	1,602,700
4.00%, 08/01/45	2,886	2,765,399
4.00%, 09/01/45	4,596	4,403,240
4.00%, 01/01/46	1,246	1,193,992
4.00%, 02/01/46	139	132,764
4.00%, 03/01/46	295	281,790
4.00%, 05/01/46	2,708	2,583,364
4.00%, 06/01/46	64	60,357
4.00%, 07/01/46	2,503	2,407,624
4.00%, 08/01/46	79	76,224
4.00%, 10/01/46	2,195	2,102,747
4.00%, 11/01/46	6,245	5,958,292
4.00%, 02/01/47	2,697	2,573,948
4.00%, 08/01/47	204	194,280
Schedule of Investments
100

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 10/01/47	$596	$566,425
4.00%, 11/01/47	1,098	1,043,775
4.00%, 01/01/48	4,265	4,055,208
4.00%, 02/01/48	6,366	6,066,669
4.00%, 04/01/48	105	99,214
4.00%, 06/01/48	11,704	11,191,092
4.00%, 07/01/48	10,900	10,344,457
4.00%, 08/01/48	1,437	1,363,500
4.00%, 09/01/48	2,849	2,703,577
4.00%, 10/01/48	1,544	1,471,083
4.00%, 12/01/48	7,281	6,944,609
4.00%, 01/01/49	1,206	1,144,007
4.50%, 08/01/30	581	584,080
4.50%, 03/01/39	672	673,326
4.50%, 05/01/39	877	878,174
4.50%, 10/01/39	525	525,523
4.50%, 01/01/40	161	160,826
4.50%, 02/01/41	1,029	1,029,148
4.50%, 04/01/41	33	33,037
4.50%, 05/01/41	2,701	2,705,828
4.50%, 05/01/42	2,784	2,789,641
4.50%, 01/01/45	2,129	2,105,228
4.50%, 11/01/45	161	158,349
4.50%, 12/01/45	96	96,100
4.50%, 01/01/46	3,333	3,295,190
4.50%, 03/01/46	167	164,879
4.50%, 04/01/46	423	415,838
4.50%, 05/01/46	291	286,119
4.50%, 07/01/46	65	64,177
4.50%, 08/01/46	256	251,914
4.50%, 09/01/46	2,008	1,984,986
4.50%, 05/01/47	1,698	1,664,608
4.50%, 06/01/47	928	907,628
4.50%, 11/01/47	105	103,159
4.50%, 05/01/48	5,434	5,323,828
4.50%, 06/01/48	4,361	4,270,864
4.50%, 07/01/48	2,983	2,921,866
4.50%, 09/01/48	151	148,022
4.50%, 10/01/48	5,865	5,767,022
4.50%, 11/01/48	28	27,820
4.50%, 12/01/48	5,325	5,216,449
4.50%, 01/01/49	1,227	1,202,342
4.50%, 05/01/49	11	10,453
5.00%, 04/01/33	1,724	1,756,673
5.00%, 06/01/33	210	214,073
5.00%, 12/01/33	388	395,143
5.00%, 07/01/35	851	867,447
5.00%, 01/01/36	428	436,926
5.00%, 01/01/37	48	49,412
5.00%, 02/01/37	49	49,545
5.00%, 02/01/38	256	260,695
5.00%, 03/01/38	1,910	1,947,148
5.00%, 12/01/38	228	232,432
5.00%, 03/01/40	59	60,718
5.00%, 08/01/40	300	305,198
5.00%, 09/01/40	1,316	1,338,728
5.00%, 08/01/41	375	380,930
5.00%, 09/01/47	255	256,345
5.00%, 03/01/48	224	225,834
5.00%, 04/01/48	3,285	3,300,773
5.00%, 05/01/48	1,034	1,040,165
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 07/01/48	$701	$705,187
5.00%, 10/01/48	577	579,979
5.00%, 11/01/48	838	843,523
5.00%, 04/01/49	350	352,218
5.00%, 06/01/49	267	267,098
5.50%, 02/01/34	663	683,173
5.50%, 05/01/35	641	666,624
5.50%, 06/01/35	360	374,256
5.50%, 05/01/36	468	486,005
5.50%, 07/01/36	787	816,914
5.50%, 03/01/38	822	854,410
5.50%, 04/01/38	135	139,805
5.50%, 01/01/39	383	398,060
5.50%, 11/01/39	403	418,540
6.00%, 10/01/36	407	424,029
6.00%, 02/01/37	342	359,454
6.00%, 11/01/37	1,354	1,428,352
6.00%, 09/01/38	20	20,671
6.40%, 11/01/40(a)	6	5,648
6.57%, 11/01/41(a)	130	131,281
6.65%, 12/01/38(a)	376	380,243
6.65%, 08/01/41(a)	102	103,233
6.77%, 05/01/42(a)	200	204,575
6.78%, 01/01/42(a)	3	3,393
6.89%, 11/01/40(a)	104	105,288
6.90%, 11/01/40(a)	75	75,303
7.38%, 09/01/41(a)	200	202,812
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.03%, 09/25/28	3,000	2,839,255
Class A2, 2.92%, 06/25/32	23,000	21,183,513
Series K063, Class A2, 3.43%, 01/25/27(a)	20,000	19,823,191
Series K069, Class A2, 3.19%, 09/25/27(a)	6,997	6,893,302
Series K070, Class A2, 3.30%, 11/25/27(a)	2,000	1,973,071
Series K072, Class A2, 3.44%, 12/25/27	17,760	17,562,914
Series K074, Class A2, 3.60%, 01/25/28	10,000	9,925,696
Series K076, Class A2, 3.90%, 04/25/28	5,000	4,995,633
Series K081, Class A2, 3.90%, 08/25/28(a)	19,091	19,075,626
Series K085, Class A2, 4.06%, 10/25/28(a)	20,000	20,069,280
Series K086, Class A2, 3.86%, 11/25/28(a)	17,500	17,458,267
Series K089, Class A2, 3.56%, 01/25/29	10,000	9,882,292
Series K092, Class A2, 3.30%, 04/25/29	414	404,811
Series K098, Class A2, 2.43%, 08/25/29	20,000	18,899,827
Series K100, Class A2, 2.67%, 09/25/29	27,650	26,305,790
Series K101, Class A2, 2.52%, 10/25/29	31,000	29,299,536
Series K105, Class A2, 1.87%, 01/25/30	4,775	4,373,213
Series K108, Class A2, 1.52%, 03/25/30	2,000	1,800,680
Series K110, Class A2, 1.48%, 04/25/30	13,200	11,836,605
Series K111, Class A2, 1.35%, 05/25/30	5,000	4,440,653
Series K114, Class A2, 1.37%, 06/25/30	7,000	6,192,143
Series K117, Class A2, 1.41%, 08/25/30	15,000	13,244,737
Series K120, Class A2, 1.50%, 10/25/30	1,150	1,013,979
Series K124, Class A2, 1.66%, 12/25/30	3,435	3,039,861
Series K126, Class A2, 2.07%, 01/25/31	17,440	15,762,950
Series K128, Class A2, 2.02%, 03/25/31	5,500	4,950,855
Series K130, Class A2, 1.72%, 06/25/31	7,000	6,149,244
Series K135, CLASS A2, 2.15%, 10/25/31(a)	4,670	4,161,103
Series K1510, Class A3, 3.79%, 01/25/34	20,000	19,116,283
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	10,338,419
101
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K-1512, Class A3, 3.06%, 04/25/34	$16,190	$14,505,275
Series K-1514, Class A2, 2.86%, 10/25/34	15,500	13,510,226
Series K-1520, Class A2, 2.44%, 02/25/36	7,564	6,191,648
Series K-1521, Class A2, 2.18%, 08/25/36	2,125	1,676,184
Series K154, Class A2, 3.42%, 04/25/32	2,000	1,960,381
Series K739, Class A2, 1.34%, 09/25/27	25,099	23,960,233
Federal National Mortgage Association
3.00%, 02/01/47	7,099	6,383,130
3.00%, 03/01/47	6,039	5,318,895
3.50%, 11/01/51	4,861	4,527,999
4.00%, 02/01/47	7,523	7,199,865
4.00%, 01/01/57	5,554	5,185,992
4.00%, 02/01/57	6,116	5,710,364
6.46%, 08/01/41(a)	84	84,650
6.59%, 04/01/44(a)	126	127,088
6.71%, 02/01/42(a)	56	56,199
7.25%, 10/01/41(a)	256	260,276
Federal National Mortgage Association-ACES
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	2,111	2,081,041
Series 2016-M6, Class A2, 2.49%, 05/25/26	6,071	5,991,506
Series 2017-M4, Class A2, 2.66%, 12/25/26(a)	17,040	16,704,995
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	13,251	13,038,434
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	7,171	7,056,510
Series 2018-M10, Class A2, 3.47%, 07/25/28(a)	2,906	2,865,669
Series 2018-M12, Class A2, 3.75%, 08/25/30(a)	12,300	12,080,993
Series 2018-M13, Class A2, 3.87%, 09/25/30(a)	7,115	7,023,871
Series 2018-M2, Class A2, 3.00%, 01/25/28(a)	8,111	7,936,504
Series 2019-M2, Class A2, 3.74%, 11/25/28(a)	4,984	4,942,840
Series 2019-M22, Class A2, 2.52%, 08/25/29	21,913	20,805,293
Series 2019-M5, Class A2, 3.27%, 02/25/29	13,910	13,626,897
Series 2019-M9, Class A2, 2.94%, 06/25/29	3,620	3,507,632
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	17,050	14,876,639
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	17,969,283
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	29,670	25,585,333
Government National Mortgage Association
1.50%, 10/20/51	3,858	3,004,210
2.00%, 07/20/50	4,513	3,697,114
2.00%, 08/20/50	65,266	53,466,931
2.00%, 09/20/50	10,133	8,300,561
2.00%, 10/20/50	44,566	36,502,500
2.00%, 11/20/50	36,228	29,670,221
2.00%, 12/20/50	65,520	53,654,417
2.00%, 01/20/51	27,030	22,133,084
2.00%, 02/20/51	179,792	147,231,264
2.00%, 05/20/51	2,636	2,158,420
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 06/20/51	$5,985	$4,900,467
2.00%, 08/20/51	107,335	87,883,727
2.00%, 10/20/51	75,957	62,188,913
2.00%, 11/20/51	59,506	48,719,173
2.00%, 12/20/51	197,075	161,345,692
2.00%, 01/20/52	114,168	93,466,863
2.00%, 02/20/52	105,664	86,492,626
2.00%, 03/20/52	170,048	139,195,694
2.00%, 04/20/52	40,315	33,000,356
2.00%, 06/20/52	31,955	26,156,958
2.00%, 09/22/55(i)	1,243	1,017,980
2.50%, 02/15/28	22	21,773
2.50%, 10/20/31	43	41,874
2.50%, 05/20/45	2,625	2,275,482
2.50%, 11/20/46	353	306,280
2.50%, 12/20/46	10,940	9,484,094
2.50%, 01/20/47	5,107	4,427,577
2.50%, 06/20/50	13,151	11,223,794
2.50%, 08/20/50	14,545	12,322,254
2.50%, 09/20/50	32,690	27,691,055
2.50%, 01/20/51	68,536	58,453,576
2.50%, 02/20/51	115,009	98,007,290
2.50%, 04/20/51	3,640	3,101,555
2.50%, 05/20/51	237,753	202,574,029
2.50%, 06/20/51	7,261	6,186,037
2.50%, 07/20/51	194,804	165,961,422
2.50%, 08/20/51	182,951	155,854,999
2.50%, 09/20/51	3,930	3,348,064
2.50%, 10/20/51	3,572	3,042,544
2.50%, 11/20/51	29,247	24,910,899
2.50%, 12/20/51	83,023	70,715,206
2.50%, 01/20/52	37,727	32,132,735
2.50%, 02/20/52	3,005	2,559,141
2.50%, 03/20/52	161,421	137,501,999
2.50%, 04/20/52	79,971	68,121,237
2.50%, 05/20/52	23,259	19,812,598
2.50%, 07/20/52	7,455	6,350,190
2.50%, 08/20/52	14,711	12,531,118
2.50%, 09/20/52	27,474	23,403,068
2.50%, 12/20/52	6,405	5,455,557
2.50%, 10/20/53	2,297	1,956,362
2.50%, 03/20/54	4,216	3,591,391
2.50%, 09/22/55(i)	12,798	10,907,624
3.00%, 08/20/42	3,883	3,549,418
3.00%, 09/15/42	8	7,506
3.00%, 10/15/42	23	21,363
3.00%, 03/15/43	129	117,317
3.00%, 06/15/43	21	19,416
3.00%, 07/15/43	56	50,851
3.00%, 09/20/43	4,504	4,110,331
3.00%, 11/15/43	426	388,265
3.00%, 01/15/44	3,912	3,572,418
3.00%, 08/20/44	11,444	10,444,318
3.00%, 10/15/44	93	89,825
3.00%, 03/20/45	3,728	3,349,274
3.00%, 05/20/45	15,412	13,847,307
3.00%, 06/20/45	5,060	4,546,087
3.00%, 07/20/45	10,199	9,163,539
3.00%, 10/20/45	3,484	3,130,276
3.00%, 11/20/45	2,221	1,995,990
3.00%, 12/20/45	4,086	3,671,148
Schedule of Investments
102

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 02/20/46	$12,214	$10,974,537
3.00%, 04/20/46	5,539	4,969,817
3.00%, 05/20/46	9,155	8,214,057
3.00%, 06/20/46	10,916	9,807,369
3.00%, 07/20/46	15,309	13,735,227
3.00%, 08/20/46	26,968	24,195,427
3.00%, 09/20/46	20,179	18,152,923
3.00%, 11/20/46	5,468	4,916,009
3.00%, 12/15/46	6,926	6,140,515
3.00%, 12/20/46	31,558	28,314,076
3.00%, 01/20/47	1,658	1,487,480
3.00%, 02/15/47	9,819	8,808,382
3.00%, 02/20/47	10,127	9,085,594
3.00%, 03/20/47	9,252	8,301,206
3.00%, 04/20/47	204	182,866
3.00%, 06/20/47	4,434	3,984,151
3.00%, 09/20/47	263	235,585
3.00%, 10/20/47	5,400	4,842,117
3.00%, 11/20/47	98	88,063
3.00%, 12/20/47	2,362	2,117,831
3.00%, 02/20/48	4,400	3,924,605
3.00%, 03/20/48	15	13,346
3.00%, 03/20/49	9,191	8,246,184
3.00%, 07/20/49	7,344	6,541,300
3.00%, 09/20/49	22,455	19,981,843
3.00%, 10/15/49	7,671	6,796,712
3.00%, 10/20/49	11,949	10,641,322
3.00%, 11/20/49	133	118,392
3.00%, 12/20/49	71,016	63,212,079
3.00%, 01/20/50	37,842	33,645,683
3.00%, 02/20/50	47,047	41,820,558
3.00%, 07/20/50	24,434	21,710,164
3.00%, 02/20/51	1,506	1,336,251
3.00%, 03/20/51	8,980	7,975,272
3.00%, 06/20/51	571	505,926
3.00%, 08/20/51	62,651	55,547,669
3.00%, 09/20/51	20,581	18,245,899
3.00%, 10/20/51	23,574	20,897,698
3.00%, 11/20/51	40,396	35,806,976
3.00%, 12/20/51	48,301	42,810,315
3.00%, 02/20/52	45,666	40,467,610
3.00%, 03/20/52	38,306	33,723,172
3.00%, 04/20/52	32,508	28,591,471
3.00%, 05/20/52	45,739	40,512,501
3.00%, 06/20/52	48,437	42,902,815
3.00%, 07/20/52	22,759	20,158,744
3.00%, 08/20/52	11,073	9,807,661
3.00%, 09/20/52	15,064	13,342,430
3.00%, 11/20/52	2,138	1,894,333
3.00%, 09/22/55(i)	13,307	11,782,368
3.50%, 11/20/40	49	45,886
3.50%, 12/20/40	35	33,052
3.50%, 05/20/41	69	64,676
3.50%, 09/15/41	119	111,981
3.50%, 10/15/41	178	166,840
3.50%, 12/15/41	1,192	1,118,161
3.50%, 04/15/42	79	74,370
3.50%, 08/20/42	6,928	6,494,423
3.50%, 09/15/42	245	229,558
3.50%, 09/20/42	8,246	7,729,794
3.50%, 10/15/42	197	183,865
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/20/42	$22,118	$20,733,813
3.50%, 11/15/42	331	310,730
3.50%, 11/20/42	19,264	18,059,250
3.50%, 12/15/42	491	460,855
3.50%, 12/20/42	6,787	6,362,195
3.50%, 02/15/43	318	297,734
3.50%, 02/20/43	131	122,668
3.50%, 03/15/43	319	298,937
3.50%, 03/20/43	584	547,401
3.50%, 04/15/43	16	14,941
3.50%, 04/20/43	155	145,748
3.50%, 05/15/43	606	567,225
3.50%, 06/15/43	8,479	7,804,283
3.50%, 08/20/43	107	100,396
3.50%, 09/20/43	53	49,289
3.50%, 10/20/43	144	134,570
3.50%, 01/15/44	96	89,529
3.50%, 01/20/44	4,399	4,123,592
3.50%, 02/20/44	1,430	1,340,411
3.50%, 03/20/44	856	802,466
3.50%, 07/20/44	24	22,422
3.50%, 08/15/44	21	19,208
3.50%, 08/20/44	4,644	4,330,811
3.50%, 09/15/44	58	54,029
3.50%, 09/20/44	8,440	7,871,970
3.50%, 10/15/44	136	126,773
3.50%, 10/20/44	1,300	1,212,261
3.50%, 11/20/44	12	10,968
3.50%, 12/20/44	789	736,188
3.50%, 01/15/45	49	46,234
3.50%, 01/20/45	113	105,193
3.50%, 03/15/45	71	65,001
3.50%, 04/20/45	8,130	7,537,241
3.50%, 05/20/45	3,087	2,862,060
3.50%, 06/15/45	32	29,660
3.50%, 06/20/45	4,577	4,243,444
3.50%, 07/20/45	139	128,690
3.50%, 08/20/45	372	344,627
3.50%, 09/20/45	11,824	10,961,092
3.50%, 10/20/45	1,159	1,074,597
3.50%, 11/20/45	8,507	7,886,030
3.50%, 12/20/45	4,703	4,360,206
3.50%, 03/20/46	17,274	16,014,265
3.50%, 04/20/46	7,648	7,079,842
3.50%, 06/20/46	33,608	31,111,471
3.50%, 07/20/46	199	183,951
3.50%, 08/15/46	44	40,504
3.50%, 11/20/46	345	319,816
3.50%, 12/20/46	9,827	9,096,963
3.50%, 01/15/47	35	32,240
3.50%, 01/20/47	2,326	2,152,783
3.50%, 02/20/47	39,462	36,530,493
3.50%, 03/20/47	14,724	13,627,940
3.50%, 04/20/47	13,076	12,102,630
3.50%, 06/20/47	2,888	2,673,238
3.50%, 07/20/47	364	336,496
3.50%, 08/20/47	18,987	17,575,198
3.50%, 09/15/47	41	37,489
3.50%, 09/20/47	27,488	25,442,187
3.50%, 10/20/47	11,700	10,714,722
3.50%, 11/15/47	16	14,638
103
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 11/20/47	$16,514	$15,284,745
3.50%, 12/15/47	5	4,740
3.50%, 12/20/47	8,677	7,841,217
3.50%, 01/20/48	7,977	7,382,892
3.50%, 02/20/48	2,695	2,494,380
3.50%, 04/20/48	26,424	24,342,573
3.50%, 05/15/48	233	214,694
3.50%, 05/20/48	18,276	16,916,080
3.50%, 08/20/48	3,434	3,164,921
3.50%, 09/20/48	1,620	1,499,336
3.50%, 11/20/48	2,785	2,566,160
3.50%, 01/20/49	4,519	4,182,992
3.50%, 06/20/49	559	514,792
3.50%, 09/20/49	4,535	4,174,099
3.50%, 10/20/49	5,774	5,315,166
3.50%, 01/20/50	22,868	21,049,391
3.50%, 03/20/50	6,403	5,894,018
3.50%, 08/20/50	5,138	4,727,554
3.50%, 10/20/51	2,140	1,959,931
3.50%, 01/20/52	8,347	7,646,094
3.50%, 02/20/52	15,559	14,251,865
3.50%, 04/20/52	1,540	1,409,039
3.50%, 05/20/52	29,268	26,779,320
3.50%, 07/20/52	38,567	35,281,837
3.50%, 08/20/52	7,152	6,542,965
3.50%, 10/20/52	12,701	11,616,480
3.50%, 12/20/52	9,293	8,500,986
3.50%, 01/20/53	33,691	30,818,753
3.50%, 05/20/53	21,958	20,211,688
3.50%, 06/20/53	20,518	18,878,625
3.50%, 07/20/53	39,318	36,176,917
3.50%, 09/22/55(i)	51,776	47,118,749
4.00%, 06/15/39	4	4,280
4.00%, 09/20/40	1,758	1,693,301
4.00%, 01/15/41	1	618
4.00%, 01/20/41	577	555,454
4.00%, 02/15/41	1,433	1,378,963
4.00%, 05/20/41	11	10,676
4.00%, 07/15/41	667	641,063
4.00%, 09/15/41	15	14,835
4.00%, 09/20/41	771	741,191
4.00%, 10/15/41	276	264,554
4.00%, 11/15/41	148	142,301
4.00%, 12/15/41	613	589,663
4.00%, 12/20/41	2,576	2,477,376
4.00%, 01/15/42	61	58,385
4.00%, 01/20/42	1,128	1,085,149
4.00%, 02/15/42	271	260,852
4.00%, 03/15/42	1,354	1,298,976
4.00%, 04/15/42	439	421,131
4.00%, 09/20/42	557	534,422
4.00%, 08/15/43	11	10,493
4.00%, 10/20/43	2,790	2,677,847
4.00%, 03/15/44	69	66,005
4.00%, 04/15/44	28	26,884
4.00%, 06/15/44	100	95,628
4.00%, 08/15/44	9	8,213
4.00%, 08/20/44	199	189,808
4.00%, 09/15/44	2	1,778
4.00%, 10/15/44	9	8,529
4.00%, 10/20/44	3,721	3,556,018
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 12/20/44	$249	$238,025
4.00%, 01/20/45	5,867	5,607,528
4.00%, 08/20/45	3,271	3,125,750
4.00%, 09/20/45	3,849	3,678,136
4.00%, 10/20/45	458	437,372
4.00%, 01/20/46	1,741	1,663,416
4.00%, 03/20/46	8,499	8,124,300
4.00%, 07/20/46	1,846	1,760,795
4.00%, 08/20/46	18	16,915
4.00%, 09/20/46	420	400,782
4.00%, 11/20/46	4,079	3,894,102
4.00%, 12/15/46	3,404	3,250,615
4.00%, 04/20/47	13,807	13,102,469
4.00%, 06/20/47	5,584	5,299,239
4.00%, 07/20/47	24,376	23,132,676
4.00%, 08/20/47	1,188	1,127,538
4.00%, 11/20/47	14,805	14,050,273
4.00%, 12/20/47	34	32,568
4.00%, 01/20/48	118	112,267
4.00%, 03/15/48	35	33,463
4.00%, 03/20/48	17,054	16,184,631
4.00%, 04/20/48	9,247	8,765,334
4.00%, 05/15/48	1,456	1,378,720
4.00%, 05/20/48	9,877	9,364,077
4.00%, 08/20/48	15,260	14,469,294
4.00%, 09/20/48	7,872	7,465,920
4.00%, 10/20/48	465	440,859
4.00%, 11/20/48	13,046	12,367,199
4.00%, 02/20/49	5,689	5,393,878
4.00%, 03/20/49	231	218,895
4.00%, 05/20/49	990	935,251
4.00%, 06/15/49	606	572,791
4.00%, 06/20/49	1,406	1,328,190
4.00%, 09/15/49	1,597	1,514,544
4.00%, 01/20/50	57,337	54,192,255
4.00%, 02/20/50	22,960	21,700,626
4.00%, 07/20/50	4,192	3,976,955
4.00%, 07/20/52	7,637	7,182,264
4.00%, 09/20/52	70,897	66,678,769
4.00%, 10/20/52	34,748	32,680,043
4.00%, 12/20/52	14,859	13,975,137
4.00%, 03/20/53	8,431	7,929,077
4.00%, 10/20/53	6,320	5,957,779
4.00%, 09/22/55(i)	122,261	114,038,486
4.50%, 04/15/39	236	235,746
4.50%, 08/15/39	1,141	1,140,421
4.50%, 11/20/39	600	596,557
4.50%, 01/20/40	162	161,376
4.50%, 06/15/40	1,140	1,133,188
4.50%, 07/15/40	555	552,052
4.50%, 08/15/40	821	815,710
4.50%, 08/20/40	1,001	995,242
4.50%, 09/15/40	959	953,367
4.50%, 10/20/40	2,437	2,423,312
4.50%, 06/20/41	2,163	2,150,762
4.50%, 07/20/41	11,149	11,086,367
4.50%, 09/20/41	1,486	1,477,446
4.50%, 12/20/41	303	301,076
4.50%, 11/20/45	2,579	2,548,353
4.50%, 02/15/46	3	2,894
4.50%, 08/20/46	3,157	3,120,356
Schedule of Investments
104

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 09/20/46	$496	$491,425
4.50%, 10/20/46	2,338	2,310,673
4.50%, 11/20/46	877	866,422
4.50%, 12/20/46	366	362,131
4.50%, 02/20/47	381	376,273
4.50%, 04/20/47	435	429,028
4.50%, 05/20/47	424	418,016
4.50%, 06/20/47	981	966,788
4.50%, 07/20/47	2,188	2,157,139
4.50%, 10/20/47	685	675,657
4.50%, 04/20/48	1,650	1,622,071
4.50%, 05/20/48	4,170	4,099,752
4.50%, 06/20/48	4,540	4,455,491
4.50%, 07/20/48	5,920	5,809,940
4.50%, 08/20/48	9,490	9,313,539
4.50%, 09/20/48	477	468,120
4.50%, 10/20/48	493	483,599
4.50%, 11/20/48	137	134,305
4.50%, 12/20/48	5,096	5,003,489
4.50%, 01/20/49	137	134,302
4.50%, 02/20/49	1,415	1,386,848
4.50%, 03/20/49	2,039	2,000,873
4.50%, 05/20/49	476	467,352
4.50%, 06/20/49	6,450	6,329,852
4.50%, 07/20/49	4,809	4,719,412
4.50%, 08/20/49	1,910	1,874,368
4.50%, 07/20/52	3,951	3,840,606
4.50%, 08/20/52	87,588	85,149,942
4.50%, 04/20/53	66,323	64,259,264
4.50%, 05/20/53	33,932	32,922,802
4.50%, 06/20/53	55,693	53,986,069
4.50%, 04/20/54	29,737	28,664,246
4.50%, 10/20/54	94,974	91,592,173
4.50%, 11/20/54	43,030	41,498,172
4.50%, 09/22/55(i)	89,236	85,932,248
5.00%, 12/15/36	295	301,738
5.00%, 01/15/39	977	1,002,776
5.00%, 07/15/39	1,682	1,725,233
5.00%, 05/15/40	643	658,152
5.00%, 07/20/40	3,334	3,406,538
5.00%, 08/20/40	1,270	1,297,453
5.00%, 05/15/47	937	943,563
5.00%, 06/15/47	151	152,450
5.00%, 11/15/47	342	344,205
5.00%, 12/15/47	247	249,167
5.00%, 01/15/48	323	325,249
5.00%, 02/15/48	466	469,122
5.00%, 03/20/48	888	896,511
5.00%, 04/20/48	3,067	3,083,976
5.00%, 05/20/48	3,303	3,318,917
5.00%, 10/20/48	67	67,818
5.00%, 11/20/48	1,177	1,182,996
5.00%, 12/20/48	2,178	2,188,837
5.00%, 01/20/49	3,694	3,712,140
5.00%, 04/20/49	8,551	8,592,237
5.00%, 05/20/49	995	1,000,254
5.00%, 06/20/49	7,597	7,633,535
5.00%, 07/20/52	4,027	4,000,178
5.00%, 09/20/52	5,088	5,054,607
5.00%, 11/20/52	4,377	4,348,218
5.00%, 12/20/52	35,354	35,122,381
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 01/20/53	$37,000	$36,757,649
5.00%, 02/20/53	6,639	6,595,567
5.00%, 04/20/53	27,293	27,155,430
5.00%, 05/20/53	69,587	69,126,766
5.00%, 06/20/53	7,523	7,473,546
5.00%, 07/20/53	80,044	79,515,034
5.00%, 11/20/53	13,355	13,266,307
5.00%, 05/20/54	545	539,565
5.00%, 09/15/54(i)	54,355	53,802,867
5.00%, 09/20/54	31,565	31,226,733
5.00%, 10/20/54	51,056	50,508,473
5.00%, 11/20/54	110,817	109,628,353
5.00%, 12/20/54	187,891	185,875,708
5.00%, 06/20/55	2,988	2,956,463
5.50%, 03/15/36	460	478,177
5.50%, 06/20/38	531	553,242
5.50%, 03/20/39	781	814,854
5.50%, 12/15/39	190	198,870
5.50%, 01/15/40	1,891	1,982,630
5.50%, 04/20/48	187	193,640
5.50%, 12/20/52	62,080	62,913,826
5.50%, 01/20/53	19,378	19,636,151
5.50%, 03/20/53	32,579	32,979,160
5.50%, 04/20/53	95,956	97,110,196
5.50%, 05/20/53	9,002	9,108,982
5.50%, 06/20/53	31,369	31,739,027
5.50%, 07/20/53	18,982	19,262,133
5.50%, 09/20/53	125,360	126,790,567
5.50%, 10/20/53	40,200	40,653,731
5.50%, 04/20/54	26,824	27,052,097
5.50%, 05/20/54	1,826	1,842,370
5.50%, 07/20/54	7,313	7,376,251
5.50%, 08/20/54	87,575	88,318,103
5.50%, 09/15/54(i)	94,074	94,764,546
5.50%, 10/20/54	60,458	60,953,015
5.50%, 11/20/54	66,079	66,609,276
5.50%, 12/20/54	36,241	36,526,518
5.50%, 02/20/55	49,990	50,367,520
5.50%, 08/20/55	2,000	2,015,101
6.00%, 03/15/37	1,438	1,526,756
6.00%, 09/20/38	594	627,198
6.00%, 11/15/39	254	271,443
6.00%, 02/20/53	8,278	8,490,807
6.00%, 09/20/53	20,677	21,208,644
6.00%, 10/20/53	31,708	32,523,208
6.00%, 06/20/54	45,567	46,624,883
6.00%, 07/20/54	74,886	76,547,992
6.00%, 08/20/54	162,219	165,705,495
6.00%, 09/15/54(i)	94,300	96,169,720
6.00%, 09/20/54	141,969	145,020,070
6.00%, 01/20/55	63,600	64,886,920
6.00%, 03/20/55	2,956	3,016,618
6.00%, 04/20/55	61,957	63,237,290
6.50%, 10/20/38	878	941,691
6.50%, 03/20/53	11,034	11,367,822
6.50%, 05/20/53	9,526	9,814,413
6.50%, 06/20/54	16,832	17,319,142
6.50%, 07/20/54	54,315	55,886,085
6.50%, 09/15/54(i)	129,074	132,802,319
6.50%, 01/20/55	0	—
6.50%, 02/20/55	147,716	151,898,886
105
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 03/20/55	$37,606	$38,721,612
6.50%, 06/20/55	29,838	30,748,162
6.50%, 08/20/55	31,927	32,907,283
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	14,158	12,678,173
1.50%, 04/01/36	252	225,613
1.50%, 07/01/36	2,585	2,312,780
1.50%, 10/01/36	10,408	9,303,239
1.50%, 01/01/37	4,397	3,926,901
1.50%, 02/01/37	126,238	112,726,005
1.50%, 03/01/37	129,539	115,633,241
1.50%, 04/01/37	19,897	17,761,295
1.50%, 05/01/37	5,585	4,985,310
1.50%, 08/01/37	10,318	9,213,372
1.50%, 11/01/37	43,358	38,703,793
1.50%, 09/18/40(i)	123,138	110,060,657
1.50%, 11/01/50	79,659	60,257,086
1.50%, 01/01/51	22,300	16,867,200
1.50%, 04/01/51	8,070	6,103,529
1.50%, 05/01/51	90,231	68,236,435
1.50%, 07/01/51	124,158	93,890,451
1.50%, 11/01/51	81,074	61,292,228
1.50%, 04/01/52	8,386	6,341,111
1.50%, 09/15/55(i)	64,650	48,811,914
2.00%, 10/01/35	23,097	21,423,542
2.00%, 11/01/35	10,610	9,859,792
2.00%, 12/01/35	52,476	48,503,422
2.00%, 01/01/36	3,748	3,459,905
2.00%, 02/01/36	263,446	243,754,483
2.00%, 03/01/36	53,927	49,724,231
2.00%, 04/01/36	366	338,420
2.00%, 05/01/36	59,357	54,772,152
2.00%, 06/01/36	32,659	30,020,298
2.00%, 07/01/36	12,813	11,770,377
2.00%, 08/01/36	20,117	18,536,537
2.00%, 09/01/36	22,194	20,373,202
2.00%, 10/01/36	28,412	26,107,428
2.00%, 11/01/36	38,782	35,697,550
2.00%, 12/01/36	68,320	62,820,166
2.00%, 01/01/37	104,301	95,955,779
2.00%, 02/01/37	59,328	54,508,744
2.00%, 03/01/37	27,637	25,365,377
2.00%, 04/01/37	121,643	111,556,417
2.00%, 05/01/37	50,884	46,650,222
2.00%, 06/01/37	107,004	98,256,853
2.00%, 08/01/37	15,188	13,946,547
2.00%, 10/01/37	7,881	7,225,128
2.00%, 09/18/40(i)	208,264	191,051,584
2.00%, 05/01/50	27,039	21,753,272
2.00%, 06/01/50	60,227	48,431,662
2.00%, 07/01/50	52,192	41,952,623
2.00%, 09/01/50	57,340	46,186,050
2.00%, 10/01/50	139,946	112,538,477
2.00%, 11/01/50	2,219	1,779,524
2.00%, 12/01/50	203,342	164,421,930
2.00%, 01/01/51	87,242	70,723,214
2.00%, 02/01/51	407,927	326,771,931
2.00%, 03/01/51	429,940	345,047,951
2.00%, 04/01/51	509,823	409,319,711
2.00%, 05/01/51	108,554	87,273,348
2.00%, 06/01/51	254,011	204,056,683
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 07/01/51	$314,088	$251,827,614
2.00%, 08/01/51	146,999	117,252,806
2.00%, 09/01/51	48,777	38,961,695
2.00%, 10/01/51	609,892	488,454,334
2.00%, 11/01/51	475,484	380,796,981
2.00%, 12/01/51	406,477	325,101,981
2.00%, 01/01/52	227,122	181,388,346
2.00%, 02/01/52	538,801	429,751,926
2.00%, 03/01/52	444,614	354,468,075
2.00%, 04/01/52	77,391	61,751,775
2.00%, 05/01/52	50,191	40,083,776
2.00%, 06/01/52	71,069	56,706,308
2.00%, 07/01/52	9,082	7,247,896
2.00%, 08/01/52	7,576	6,042,414
2.00%, 10/01/52	148,977	118,829,316
2.00%, 07/01/53	18,135	14,504,788
2.00%, 12/01/53	22,015	17,557,693
2.00%, 09/15/55(i)	65,356	51,906,053
2.50%, 05/01/27	252	248,479
2.50%, 10/01/27	336	330,677
2.50%, 01/01/28	47	46,576
2.50%, 03/01/28	72	70,678
2.50%, 06/01/28	13	12,705
2.50%, 09/01/28	37	36,413
2.50%, 12/01/28	17	16,701
2.50%, 09/01/29	32	31,163
2.50%, 12/01/29	600	588,474
2.50%, 02/01/30	596	578,798
2.50%, 03/01/30	2,134	2,072,459
2.50%, 04/01/30	119	115,824
2.50%, 06/01/30	334	324,304
2.50%, 07/01/30	658	638,547
2.50%, 08/01/30	1,886	1,828,742
2.50%, 09/01/30	696	675,168
2.50%, 12/01/30	1,317	1,274,827
2.50%, 01/01/31	939	910,700
2.50%, 04/01/31	505	488,706
2.50%, 05/01/31	15	14,274
2.50%, 09/01/31	2,820	2,719,970
2.50%, 10/01/31	23,959	23,179,009
2.50%, 12/01/31	4,792	4,623,475
2.50%, 01/01/32	9,442	9,105,887
2.50%, 02/01/32	10,878	10,500,004
2.50%, 03/01/32	4,484	4,320,034
2.50%, 04/01/32	25,567	24,685,465
2.50%, 05/01/32	17,036	16,441,780
2.50%, 06/01/32	458	443,002
2.50%, 07/01/32	6,884	6,652,341
2.50%, 09/01/32	2,751	2,658,047
2.50%, 10/01/32	525	504,498
2.50%, 11/01/32	553	528,205
2.50%, 12/01/32	5,080	4,871,220
2.50%, 01/01/33	13,111	12,719,394
2.50%, 03/01/33	82	78,604
2.50%, 07/01/33	84	80,455
2.50%, 08/01/34	300	288,595
2.50%, 10/01/34	84	79,445
2.50%, 11/01/34	16,481	15,556,012
2.50%, 07/01/35	9,382	8,880,278
2.50%, 09/01/35	18,158	17,142,550
2.50%, 10/01/35	57,623	54,445,036
Schedule of Investments
106

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 03/01/36	$17,021	$16,068,775
2.50%, 04/01/36	1,115	1,051,240
2.50%, 05/01/36	14,995	14,107,879
2.50%, 07/01/36	25,389	23,873,065
2.50%, 08/01/36	29,515	27,723,843
2.50%, 10/01/36	1,004	946,785
2.50%, 02/01/37	3,312	3,111,126
2.50%, 03/01/37	11,198	10,501,474
2.50%, 04/01/37	39,470	37,032,084
2.50%, 05/01/37	52,605	49,328,072
2.50%, 06/01/37	25,806	24,218,963
2.50%, 09/18/40(i)	190,652	178,865,118
2.50%, 05/01/43	181	159,776
2.50%, 02/01/47	641	549,981
2.50%, 04/01/47	7,970	6,835,500
2.50%, 12/01/47	154	132,414
2.50%, 05/01/50	79,447	66,686,816
2.50%, 07/01/50	36,712	31,201,289
2.50%, 08/01/50	52,835	44,817,496
2.50%, 09/01/50	129,545	109,406,964
2.50%, 10/01/50	157,619	132,781,142
2.50%, 11/01/50	184,056	154,956,890
2.50%, 12/01/50	70,883	59,168,962
2.50%, 01/01/51	132,545	110,679,844
2.50%, 02/01/51	50,613	42,426,530
2.50%, 03/01/51	64,510	53,728,385
2.50%, 04/01/51	48,343	40,366,347
2.50%, 05/01/51	58,263	48,891,373
2.50%, 06/01/51	6,257	5,230,850
2.50%, 07/01/51	329,212	275,334,663
2.50%, 08/01/51	273,339	229,308,227
2.50%, 09/01/51	126,870	106,255,638
2.50%, 10/01/51	203,207	170,255,192
2.50%, 11/01/51	85,139	71,487,361
2.50%, 12/01/51	376,557	315,944,094
2.50%, 01/01/52	422,244	352,397,615
2.50%, 02/01/52	330,629	276,193,589
2.50%, 03/01/52	142,898	119,299,336
2.50%, 04/01/52	281,897	235,321,915
2.50%, 05/01/52	117,923	98,431,050
2.50%, 06/01/52	11,985	9,994,618
2.50%, 07/01/52	168,264	140,333,483
2.50%, 08/01/52	10,315	8,600,854
2.50%, 04/01/53	126,103	105,168,118
2.50%, 01/01/54	49,831	41,617,126
2.50%, 09/15/55(i)	111,352	92,437,015
3.00%, 11/01/25	2	2,370
3.00%, 10/01/26	12	11,411
3.00%, 01/01/27	329	325,139
3.00%, 02/01/27	2	1,808
3.00%, 10/01/27	746	736,044
3.00%, 11/01/27	404	398,354
3.00%, 12/01/27	26	25,403
3.00%, 03/01/29	66	64,465
3.00%, 07/01/29	97	94,979
3.00%, 09/01/29	53	52,165
3.00%, 10/01/29	14	13,541
3.00%, 01/01/30	38	37,461
3.00%, 03/01/30	13,257	13,053,429
3.00%, 04/01/30	1,855	1,816,791
3.00%, 06/01/30	250	246,299
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 07/01/30	$1,479	$1,447,957
3.00%, 08/01/30	5,602	5,483,349
3.00%, 09/01/30	7,276	7,123,756
3.00%, 10/01/30	3,211	3,142,427
3.00%, 11/01/30	820	802,562
3.00%, 12/01/30	2,339	2,286,108
3.00%, 01/01/31	7,244	7,099,333
3.00%, 02/01/31	5,260	5,149,460
3.00%, 03/01/31	3,672	3,591,232
3.00%, 04/01/31	580	567,490
3.00%, 05/01/31	166	162,376
3.00%, 06/01/31	3,235	3,161,804
3.00%, 07/01/31	963	939,085
3.00%, 09/01/31	3,085	3,014,100
3.00%, 10/01/31	626	611,245
3.00%, 12/01/31	4,128	4,060,170
3.00%, 01/01/32	5,531	5,400,531
3.00%, 02/01/32	10,197	9,963,141
3.00%, 03/01/32	1,492	1,454,268
3.00%, 04/01/32	102	99,458
3.00%, 05/01/32	2,370	2,304,055
3.00%, 06/01/32	3,321	3,247,142
3.00%, 08/01/32	2,067	2,014,385
3.00%, 09/01/32	566	553,439
3.00%, 11/01/32	3,474	3,383,479
3.00%, 12/01/32	6,871	6,685,943
3.00%, 02/01/33	3,734	3,634,024
3.00%, 05/01/33	349	337,909
3.00%, 09/01/33	258	250,526
3.00%, 10/01/33	3,379	3,276,880
3.00%, 07/01/34	2,579	2,492,928
3.00%, 08/01/34	321	309,565
3.00%, 09/01/34	3,961	3,828,366
3.00%, 11/01/34	2,762	2,667,100
3.00%, 12/01/34	10,096	9,732,335
3.00%, 03/01/35	2,639	2,547,971
3.00%, 04/01/35	16,410	15,818,134
3.00%, 06/01/35	333	320,605
3.00%, 07/01/35	2,137	2,062,660
3.00%, 09/01/35	10,151	9,922,301
3.00%, 10/01/35	6,973	6,720,730
3.00%, 12/01/35	4,175	4,048,279
3.00%, 02/01/37	5,134	4,915,523
3.00%, 04/01/37	8,830	8,440,654
3.00%, 06/01/37	1,540	1,490,552
3.00%, 07/01/37	13,212	12,699,209
3.00%, 09/01/37	2,139	2,048,128
3.00%, 07/01/38	17,106	16,351,236
3.00%, 11/01/38	56,594	54,096,108
3.00%, 08/01/42	191	174,746
3.00%, 09/01/42	65	59,507
3.00%, 10/01/42	2,769	2,531,313
3.00%, 11/01/42	2,147	1,962,653
3.00%, 12/01/42	11,506	10,519,851
3.00%, 01/01/43	5,404	4,941,097
3.00%, 02/01/43	198	180,604
3.00%, 03/01/43	8,317	7,589,263
3.00%, 04/01/43	8,877	8,100,070
3.00%, 05/01/43	3,310	3,020,342
3.00%, 06/01/43	1,764	1,608,840
3.00%, 07/01/43	1,265	1,154,338
107
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 08/01/43	$2,189	$1,996,840
3.00%, 09/01/43	5,289	4,825,058
3.00%, 01/01/44	7,340	6,696,435
3.00%, 10/01/44	23,095	21,070,818
3.00%, 12/01/44	6	5,284
3.00%, 01/01/45	2,333	2,127,731
3.00%, 02/01/45	228	206,002
3.00%, 03/01/45	9,924	9,053,719
3.00%, 04/01/45	79	71,227
3.00%, 05/01/45	9,670	8,738,648
3.00%, 06/01/45	51	45,694
3.00%, 08/01/45	105	94,405
3.00%, 09/01/45	760	683,225
3.00%, 11/01/45	1,676	1,506,261
3.00%, 12/01/45	170	152,777
3.00%, 01/01/46	436	392,768
3.00%, 04/01/46	2,524	2,269,375
3.00%, 06/01/46	50	44,290
3.00%, 07/01/46	62,675	56,350,158
3.00%, 08/01/46	10,807	9,666,315
3.00%, 10/01/46	3,328	2,976,622
3.00%, 11/01/46	41,350	37,019,706
3.00%, 12/01/46	93,585	83,612,246
3.00%, 01/01/47	34,586	30,968,400
3.00%, 02/01/47	56,987	50,889,782
3.00%, 03/01/47	31,077	27,750,580
3.00%, 05/01/47	1,190	1,057,058
3.00%, 07/01/47	14,198	12,679,023
3.00%, 08/01/47	4,414	3,941,260
3.00%, 12/01/47	22,450	20,016,570
3.00%, 03/01/48	3,664	3,254,857
3.00%, 04/01/48	108	93,677
3.00%, 09/01/48	348	310,606
3.00%, 11/01/48	39,760	35,400,108
3.00%, 02/01/49	18,173	16,338,463
3.00%, 09/01/49	8,236	7,295,416
3.00%, 11/01/49	13,321	11,742,707
3.00%, 12/01/49	25,921	22,817,550
3.00%, 02/01/50	6,802	5,917,127
3.00%, 03/01/50	16,794	14,786,773
3.00%, 04/01/50	13,933	12,269,675
3.00%, 06/01/50	46,258	40,602,057
3.00%, 07/01/50	45,826	40,203,586
3.00%, 08/01/50	42,683	37,741,454
3.00%, 09/01/50	8,714	7,639,855
3.00%, 10/01/50	123,011	107,155,174
3.00%, 11/01/50	16,693	14,634,789
3.00%, 12/01/50	7,686	6,735,983
3.00%, 01/01/51	23,860	21,001,832
3.00%, 03/01/51	3,618	3,167,075
3.00%, 05/01/51	58,430	51,753,259
3.00%, 06/01/51	68,158	59,736,376
3.00%, 07/01/51	38,465	33,713,779
3.00%, 08/01/51	54,047	47,085,860
3.00%, 10/01/51	7,606	6,592,706
3.00%, 11/01/51	15,840	13,830,056
3.00%, 12/01/51	21,959	19,272,017
3.00%, 01/01/52	69,247	60,429,490
3.00%, 02/01/52	83,338	73,117,391
3.00%, 03/01/52	128,738	112,311,720
3.00%, 04/01/52	168,420	147,329,129
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 05/01/52	$144,646	$125,972,363
3.00%, 07/01/52	208,037	180,703,515
3.00%, 08/01/52	26,018	22,770,543
3.00%, 10/01/53	26,453	22,969,381
3.00%, 09/15/55(i)	129,397	112,084,915
3.50%, 10/01/25	2	1,681
3.50%, 01/01/27	52	51,621
3.50%, 11/01/28	39	38,629
3.50%, 01/01/29	95	93,979
3.50%, 11/01/29	44	43,187
3.50%, 12/01/29	405	400,722
3.50%, 07/01/30	2,365	2,338,476
3.50%, 10/01/30	642	634,370
3.50%, 11/01/30	174	172,036
3.50%, 03/01/31	1,292	1,276,144
3.50%, 06/01/31	3,400	3,359,498
3.50%, 01/01/32	4,759	4,696,785
3.50%, 02/01/32	620	610,748
3.50%, 05/01/32	2,460	2,423,947
3.50%, 06/01/32	2,337	2,303,083
3.50%, 07/01/32	906	891,312
3.50%, 08/01/32	559	551,397
3.50%, 09/01/32	1,168	1,153,063
3.50%, 10/01/32	514	506,448
3.50%, 11/01/32	649	639,678
3.50%, 12/01/32	81	79,412
3.50%, 02/01/33	404	396,607
3.50%, 03/01/33	2,856	2,814,287
3.50%, 04/01/33	3,389	3,339,246
3.50%, 05/01/33	2,503	2,461,214
3.50%, 06/01/33	3,063	3,009,484
3.50%, 10/01/33	417	409,519
3.50%, 01/01/34	807	791,416
3.50%, 02/01/34	14,750	14,498,574
3.50%, 03/01/34	443	433,344
3.50%, 04/01/34	1,105	1,086,105
3.50%, 05/01/34	1,415	1,384,767
3.50%, 07/01/34	1,431	1,415,740
3.50%, 08/01/34	3,797	3,716,402
3.50%, 01/01/35	2,606	2,550,814
3.50%, 05/01/35	201	198,029
3.50%, 09/01/37	21,592	20,969,409
3.50%, 07/01/38	29,814	28,914,746
3.50%, 08/01/38	748	720,039
3.50%, 09/01/38	1,293	1,244,812
3.50%, 11/01/38	18,656	18,093,153
3.50%, 09/18/40(i)	4,166	4,032,811
3.50%, 11/01/40	194	183,210
3.50%, 02/01/41	212	200,593
3.50%, 02/01/42	6,223	5,852,577
3.50%, 03/01/42	47	43,903
3.50%, 04/01/42	23	21,534
3.50%, 05/01/42	2,131	2,004,668
3.50%, 08/01/42	359	337,587
3.50%, 09/01/42	12,546	11,800,107
3.50%, 11/01/42	7,780	7,317,821
3.50%, 12/01/42	2,769	2,605,218
3.50%, 01/01/43	77	72,706
3.50%, 02/01/43	393	370,771
3.50%, 04/01/43	72	68,190
3.50%, 05/01/43	102	95,831
Schedule of Investments
108

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 06/01/43	$2,840	$2,662,325
3.50%, 08/01/43	56	52,815
3.50%, 10/01/43	3,096	2,911,579
3.50%, 09/01/44	175	163,923
3.50%, 10/01/44	3,714	3,481,883
3.50%, 01/01/45	82	76,474
3.50%, 02/01/45	4,458	4,179,699
3.50%, 03/01/45	16,811	15,602,601
3.50%, 05/01/45	19,388	18,042,932
3.50%, 06/01/45	75	69,526
3.50%, 07/01/45	7,997	7,440,944
3.50%, 08/01/45	3,070	2,857,259
3.50%, 10/01/45	1,571	1,476,710
3.50%, 11/01/45	225	208,510
3.50%, 12/01/45	29,552	27,436,497
3.50%, 01/01/46	12,746	11,901,996
3.50%, 02/01/46	13,615	12,625,709
3.50%, 03/01/46	16,241	15,122,757
3.50%, 04/01/46	2,243	2,061,392
3.50%, 05/01/46	13,636	12,619,181
3.50%, 06/01/46	2,620	2,415,544
3.50%, 07/01/46	21,997	20,356,977
3.50%, 08/01/46	7,020	6,488,089
3.50%, 09/01/46	5,586	5,119,255
3.50%, 10/01/46	7,999	7,401,260
3.50%, 11/01/46	11,242	10,409,528
3.50%, 12/01/46	48,719	45,221,808
3.50%, 01/01/47	25,421	23,570,467
3.50%, 02/01/47	10,936	10,137,439
3.50%, 04/01/47	10,179	9,398,693
3.50%, 05/01/47	11,513	10,649,577
3.50%, 06/01/47	3,703	3,429,011
3.50%, 07/01/47	50,675	46,685,462
3.50%, 08/01/47	12,138	11,183,003
3.50%, 09/01/47	2,953	2,716,127
3.50%, 10/01/47	9,766	9,027,256
3.50%, 11/01/47	7,943	7,366,335
3.50%, 12/01/47	13,745	12,644,856
3.50%, 01/01/48	30,104	27,735,968
3.50%, 02/01/48	63,445	58,441,410
3.50%, 03/01/48	2,034	1,869,395
3.50%, 04/01/48	9,293	8,565,967
3.50%, 05/01/48	25,329	23,290,687
3.50%, 06/01/48	2,752	2,528,989
3.50%, 07/01/48	2,125	1,965,149
3.50%, 11/01/48	37,154	34,167,525
3.50%, 02/01/49	85	77,713
3.50%, 03/01/49	1,206	1,104,332
3.50%, 04/01/49	1,789	1,639,185
3.50%, 05/01/49	1,423	1,291,381
3.50%, 06/01/49	69,167	63,642,964
3.50%, 07/01/49	10,515	9,603,387
3.50%, 09/01/49	15,107	13,798,090
3.50%, 04/01/50	38,730	35,543,612
3.50%, 05/01/50	15,208	13,890,167
3.50%, 06/01/50	4,371	3,990,262
3.50%, 07/01/50	19,496	17,735,996
3.50%, 02/01/51	24,619	22,488,447
3.50%, 05/01/51	6,179	5,647,376
3.50%, 07/01/51	3,234	2,937,421
3.50%, 09/01/51	1,142	1,042,944
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/01/51	$9,403	$8,649,922
3.50%, 01/01/52	3,476	3,172,539
3.50%, 04/01/52	151,081	137,967,019
3.50%, 05/01/52	135,361	122,839,019
3.50%, 06/01/52	62,100	56,605,930
3.50%, 07/01/52	37,555	34,230,131
3.50%, 08/01/52	3,853	3,508,690
3.50%, 09/01/52	71,681	64,853,370
3.50%, 04/01/53	8,101	7,391,878
3.50%, 05/01/53	48,726	44,115,778
3.50%, 09/15/54(i)	144,436	130,466,513
4.00%, 10/01/25	3	2,734
4.00%, 03/01/26	13	13,194
4.00%, 06/01/26	40	40,087
4.00%, 09/01/26	16	16,194
4.00%, 12/01/30	626	623,848
4.00%, 01/01/31	221	220,082
4.00%, 02/01/31	161	160,524
4.00%, 10/01/31	739	736,061
4.00%, 02/01/32	979	975,233
4.00%, 07/01/32	438	436,100
4.00%, 05/01/33	2,970	2,956,354
4.00%, 06/01/33	504	501,555
4.00%, 07/01/33	880	876,281
4.00%, 12/01/33	360	358,420
4.00%, 07/01/37	3,793	3,734,437
4.00%, 08/01/37	3,917	3,856,507
4.00%, 09/01/37	5,218	5,137,184
4.00%, 11/01/37	7,613	7,495,554
4.00%, 02/01/38	3,957	3,895,775
4.00%, 04/01/38	3,321	3,268,545
4.00%, 05/01/38	6,214	6,115,552
4.00%, 06/01/38	5,242	5,156,922
4.00%, 07/01/38	12,835	12,631,557
4.00%, 11/01/38	2,032	2,000,080
4.00%, 09/15/39(i)	21,865	21,465,280
4.00%, 11/01/39	47,746	46,916,810
4.00%, 12/01/39	80,958	79,552,063
4.00%, 02/01/40	949	932,438
4.00%, 12/01/40	17	16,430
4.00%, 12/01/41	902	876,044
4.00%, 03/01/42	1,867	1,807,853
4.00%, 06/01/42	1,518	1,474,735
4.00%, 07/01/42	53	51,535
4.00%, 09/01/43	93	90,229
4.00%, 10/01/43	63	60,562
4.00%, 04/01/44	31	29,976
4.00%, 05/01/44	2,070	1,996,287
4.00%, 06/01/44	3,302	3,209,433
4.00%, 10/01/44	962	927,618
4.00%, 12/01/44	7,160	6,898,704
4.00%, 01/01/45	9,969	9,634,232
4.00%, 02/01/45	30,465	29,442,445
4.00%, 03/01/45	4,802	4,615,731
4.00%, 05/01/45	8,779	8,444,898
4.00%, 06/01/45	4,820	4,648,814
4.00%, 07/01/45	394	376,559
4.00%, 08/01/45	329	314,357
4.00%, 09/01/45	687	659,667
4.00%, 11/01/45	110	105,481
4.00%, 12/01/45	710	681,722
109
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 01/01/46	$615	$588,545
4.00%, 02/01/46	1,122	1,069,802
4.00%, 03/01/46	1,398	1,333,560
4.00%, 04/01/46	1,857	1,770,374
4.00%, 05/01/46	2,424	2,311,075
4.00%, 06/01/46	15,077	14,539,080
4.00%, 07/01/46	17,954	17,174,917
4.00%, 08/01/46	3,229	3,080,075
4.00%, 09/01/46	128	122,198
4.00%, 10/01/46	3,353	3,229,083
4.00%, 11/01/46	1,089	1,047,734
4.00%, 02/01/47	2,351	2,249,824
4.00%, 03/01/47	1,939	1,837,451
4.00%, 04/01/47	5,176	4,930,891
4.00%, 05/01/47	4,770	4,551,647
4.00%, 06/01/47	9,313	8,896,134
4.00%, 07/01/47	14,641	13,937,865
4.00%, 08/01/47	12,227	11,650,737
4.00%, 09/01/47	12,682	12,066,289
4.00%, 10/01/47	10,941	10,470,700
4.00%, 11/01/47	5,674	5,387,581
4.00%, 12/01/47	8,573	8,144,388
4.00%, 01/01/48	1,734	1,647,383
4.00%, 02/01/48	18,254	17,334,351
4.00%, 04/01/48	19,074	18,079,477
4.00%, 05/01/48	1,536	1,454,850
4.00%, 07/01/48	2,358	2,234,861
4.00%, 09/01/48	9,442	8,948,505
4.00%, 10/01/48	6,753	6,420,090
4.00%, 11/01/48	20,092	19,042,376
4.00%, 01/01/49	2,570	2,448,176
4.00%, 02/01/49	2,747	2,603,740
4.00%, 03/01/49	32,120	30,444,082
4.00%, 04/01/49	9,138	8,714,937
4.00%, 05/01/49	6,967	6,646,594
4.00%, 06/01/49	27,440	26,110,999
4.00%, 07/01/49	48,671	46,194,185
4.00%, 08/01/49	715	683,388
4.00%, 10/01/49	1,516	1,434,466
4.00%, 11/01/49	36,695	34,520,900
4.00%, 12/01/49	2,971	2,811,781
4.00%, 01/01/50	16,713	15,839,840
4.00%, 02/01/50	493	466,707
4.00%, 05/01/50	8,609	8,148,105
4.00%, 11/01/50	3,666	3,469,867
4.00%, 03/01/51	6,768	6,405,751
4.00%, 05/01/51	17,347	16,441,019
4.00%, 08/01/51	1,167	1,104,541
4.00%, 10/01/51	3,317	3,139,359
4.00%, 11/01/51	7,940	7,514,422
4.00%, 04/01/52	14,103	13,212,532
4.00%, 05/01/52	33,826	31,770,574
4.00%, 06/01/52	42,716	40,062,183
4.00%, 07/01/52	121,122	113,691,996
4.00%, 08/01/52	178,124	166,929,688
4.00%, 09/01/52	18,604	17,436,323
4.00%, 10/01/52	27,842	26,255,276
4.00%, 11/01/52	3,826	3,587,690
4.00%, 12/01/52	53,100	49,691,764
4.00%, 02/01/53	39,916	37,608,762
4.00%, 03/01/53	4,918	4,599,327
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 04/01/53	$3,768	$3,541,590
4.00%, 07/01/53	5,799	5,428,719
4.00%, 01/01/54	11,825	11,062,776
4.00%, 06/01/54	31,969	29,831,987
4.00%, 09/01/54	2,565	2,393,983
4.00%, 03/01/55	48,561	45,315,261
4.00%, 09/15/55(i)	168,890	157,617,268
4.50%, 08/01/31	665	668,975
4.50%, 08/01/34	225	225,615
4.50%, 09/15/39(i)	4,200	4,190,818
4.50%, 09/01/40	2,228	2,230,303
4.50%, 12/01/40	1,199	1,200,073
4.50%, 01/01/41	2,489	2,491,511
4.50%, 05/01/41	1,520	1,517,805
4.50%, 06/01/41	8,639	8,680,616
4.50%, 08/01/41	3,437	3,422,465
4.50%, 09/01/41	1,078	1,073,782
4.50%, 01/01/42	1,150	1,144,362
4.50%, 09/01/42	1,059	1,056,674
4.50%, 08/01/43	1,955	1,937,933
4.50%, 12/01/43	60	59,504
4.50%, 03/01/44	11	10,887
4.50%, 04/01/44	3,113	3,074,431
4.50%, 06/01/44	593	590,657
4.50%, 12/01/44	225	222,533
4.50%, 02/01/45	1,235	1,219,692
4.50%, 08/01/45	1,716	1,693,598
4.50%, 10/01/45	299	296,080
4.50%, 11/01/45	175	172,706
4.50%, 12/01/45	548	540,773
4.50%, 01/01/46	70	68,666
4.50%, 02/01/46	6,180	6,185,465
4.50%, 03/01/46	1,048	1,047,191
4.50%, 04/01/46	216	213,651
4.50%, 05/01/46	71	68,926
4.50%, 06/01/46	4	3,718
4.50%, 07/01/46	26	25,375
4.50%, 08/01/46	1,595	1,573,168
4.50%, 09/01/46	610	601,465
4.50%, 10/01/46	735	722,525
4.50%, 01/01/47	305	299,857
4.50%, 02/01/47	121	119,149
4.50%, 03/01/47	1,415	1,390,243
4.50%, 04/01/47	4,271	4,196,612
4.50%, 06/01/47	2,394	2,348,812
4.50%, 07/01/47	15	14,630
4.50%, 08/01/47	187	182,647
4.50%, 10/01/47	5,612	5,516,289
4.50%, 01/01/48	8,158	7,989,179
4.50%, 02/01/48	818	803,717
4.50%, 03/01/48	4,364	4,272,679
4.50%, 04/01/48	2,066	2,027,351
4.50%, 05/01/48	4,533	4,442,531
4.50%, 06/01/48	2,752	2,702,208
4.50%, 07/01/48	1,779	1,740,401
4.50%, 08/01/48	7,815	7,672,758
4.50%, 09/01/48	229	223,553
4.50%, 10/01/48	9,894	9,685,747
4.50%, 11/01/48	3,790	3,707,606
4.50%, 12/01/48	14,296	14,014,133
4.50%, 01/01/49	4,647	4,546,953
Schedule of Investments
110

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 02/01/49	$9,032	$8,835,875
4.50%, 03/01/49	587	576,386
4.50%, 04/01/49	10,398	10,208,878
4.50%, 05/01/49	8,534	8,336,492
4.50%, 07/01/49	771	749,342
4.50%, 08/01/49	140	136,240
4.50%, 05/01/50	2,251	2,208,674
4.50%, 09/01/50	30,796	30,132,199
4.50%, 05/01/52	8,328	8,133,982
4.50%, 06/01/52	69,982	67,738,148
4.50%, 07/01/52	6,389	6,181,642
4.50%, 08/01/52	24,678	23,925,998
4.50%, 09/01/52	62,248	60,304,716
4.50%, 10/01/52	88,793	86,140,074
4.50%, 11/01/52	40,060	38,700,757
4.50%, 12/01/52	147,585	143,067,793
4.50%, 02/01/53	23,960	23,161,295
4.50%, 04/01/53	26,669	25,794,412
4.50%, 05/01/53	9,982	9,644,944
4.50%, 07/01/53	5,097	4,927,776
4.50%, 08/01/53	21,453	20,739,277
4.50%, 09/01/53	3,956	3,821,562
4.50%, 11/01/53	22,171	21,375,479
4.50%, 03/01/54	3,764	3,628,697
4.50%, 04/01/54	31,450	30,248,555
4.50%, 11/01/54	39,467	37,959,475
4.50%, 12/01/54	41,018	39,490,661
4.50%, 03/01/55	36,581	35,184,147
4.50%, 09/15/55(i)	81,495	78,385,966
5.00%, 09/01/33	60	60,922
5.00%, 11/01/33	1,735	1,766,024
5.00%, 06/01/35	90	91,486
5.00%, 10/01/35	37	37,263
5.00%, 12/01/36	26	26,953
5.00%, 05/01/39	18	17,825
5.00%, 06/01/39	359	365,403
5.00%, 09/15/39(i)	975	984,971
5.00%, 12/01/39	63	63,699
5.00%, 01/01/40	1	1,445
5.00%, 03/01/40	1,014	1,030,106
5.00%, 04/01/40	161	163,136
5.00%, 05/01/40	11	10,668
5.00%, 06/01/40	83	84,489
5.00%, 07/01/40	703	713,921
5.00%, 08/01/40	848	863,445
5.00%, 09/01/40	7	6,866
5.00%, 10/01/40	31	31,098
5.00%, 04/01/41	429	436,440
5.00%, 05/01/41	1,713	1,741,065
5.00%, 06/01/41	445	451,661
5.00%, 08/01/41	867	881,157
5.00%, 10/01/41	2,157	2,190,464
5.00%, 01/01/42	11,362	11,545,922
5.00%, 05/01/42	4,099	4,165,474
5.00%, 09/01/47	314	316,038
5.00%, 02/01/48	1,490	1,497,399
5.00%, 03/01/48	1,238	1,244,125
5.00%, 04/01/48	1,778	1,785,705
5.00%, 05/01/48	1,443	1,449,697
5.00%, 07/01/48	1,870	1,878,656
5.00%, 09/01/48	1,258	1,262,563
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 01/01/49	$106	$105,959
5.00%, 04/01/49	5,533	5,561,477
5.00%, 05/01/49	22	22,485
5.00%, 06/01/49	200	200,615
5.00%, 09/01/49	58	57,930
5.00%, 10/01/49	173	173,384
5.00%, 07/01/50	3,408	3,424,203
5.00%, 08/01/52	12,622	12,571,186
5.00%, 09/01/52	21,990	21,928,641
5.00%, 10/01/52	27,543	27,427,007
5.00%, 11/01/52	37,682	37,497,066
5.00%, 12/01/52	47,722	47,459,097
5.00%, 01/01/53	40,915	40,679,120
5.00%, 02/01/53	66,066	65,399,949
5.00%, 03/01/53	47,923	47,623,185
5.00%, 04/01/53	88,852	87,990,408
5.00%, 05/01/53	68,110	67,384,278
5.00%, 06/01/53	136,818	135,773,844
5.00%, 07/01/53	55,078	54,692,457
5.00%, 08/01/53	40,104	39,723,940
5.00%, 09/01/53	24,404	24,145,427
5.00%, 10/01/53	4,961	4,932,140
5.00%, 11/01/53	11,559	11,431,157
5.00%, 12/01/53	14,137	13,969,530
5.00%, 01/01/54	6,256	6,180,069
5.00%, 02/01/54	46,811	46,244,587
5.00%, 04/01/54	16,930	16,840,657
5.00%, 06/01/54	17,335	17,151,169
5.00%, 10/01/54	82,734	81,667,566
5.00%, 11/01/54	77,192	76,156,477
5.00%, 12/01/54	72,931	72,275,664
5.00%, 01/01/55	105,044	103,759,601
5.00%, 02/01/55	9,731	9,620,197
5.00%, 04/01/55	6,972	6,885,758
5.00%, 09/15/55(i)	76,320	75,266,448
5.50%, 05/01/33	636	654,299
5.50%, 11/01/33	1,329	1,366,931
5.50%, 09/01/34	2,050	2,127,697
5.50%, 09/01/36	141	144,810
5.50%, 03/01/38	132	136,828
5.50%, 06/01/38	3,652	3,783,861
5.50%, 11/01/38	279	290,050
5.50%, 07/01/40	869	901,395
5.50%, 09/01/41	21,332	21,956,748
5.50%, 01/01/47	1,752	1,818,753
5.50%, 12/01/48	167	171,294
5.50%, 09/01/52	10,933	11,184,797
5.50%, 11/01/52	20,893	21,234,726
5.50%, 12/01/52	52,225	53,208,857
5.50%, 01/01/53	119,966	121,921,764
5.50%, 02/01/53	89,892	91,081,333
5.50%, 03/01/53	69,460	70,601,667
5.50%, 04/01/53	93,244	94,339,074
5.50%, 05/01/53	139,727	140,965,338
5.50%, 06/01/53	33,910	34,398,718
5.50%, 07/01/53	45,731	46,464,884
5.50%, 08/01/53	36,603	36,939,770
5.50%, 09/01/53	82,943	83,533,906
5.50%, 10/01/53	44,693	45,047,983
5.50%, 11/01/53	33,556	33,995,388
5.50%, 12/01/53	5,822	5,893,207
111
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 02/01/54	$85,895	$86,533,975
5.50%, 03/01/54	110,670	111,670,995
5.50%, 04/01/54	74,403	75,023,580
5.50%, 05/01/54	80,599	81,339,407
5.50%, 06/01/54	48,253	48,636,530
5.50%, 07/01/54	12,796	13,025,544
5.50%, 08/01/54	60,428	61,099,622
5.50%, 09/01/54	7,266	7,403,556
5.50%, 09/15/54(i)	246,455	247,842,478
5.50%, 10/01/54	83,386	83,917,294
5.50%, 11/01/54	100,302	101,959,685
5.50%, 01/01/55	53,090	53,403,824
5.50%, 03/01/55	10,816	10,941,387
5.50%, 04/01/55	50,903	51,515,581
5.50%, 05/01/55	18,457	18,610,384
5.50%, 07/01/55	29,029	29,270,598
6.00%, 03/01/34	1,086	1,129,153
6.00%, 05/01/34	86	89,249
6.00%, 08/01/34	186	193,890
6.00%, 11/01/34	60	62,862
6.00%, 09/01/36	279	293,227
6.00%, 08/01/37	697	734,162
6.00%, 03/01/38	237	249,900
6.00%, 05/01/38	110	115,871
6.00%, 09/01/38	91	95,894
6.00%, 06/01/39	1,592	1,662,539
6.00%, 10/01/39	114	120,397
6.00%, 07/01/41	905	951,432
6.00%, 02/01/49	4,494	4,722,747
6.00%, 11/01/52	2,589	2,667,551
6.00%, 12/01/52	1,961	2,012,235
6.00%, 01/01/53	11,989	12,494,452
6.00%, 02/01/53	85,915	88,132,179
6.00%, 04/01/53	2,360	2,461,455
6.00%, 05/01/53	3,074	3,197,319
6.00%, 06/01/53	14,067	14,495,374
6.00%, 07/01/53	86,470	89,052,069
6.00%, 08/01/53	179,667	185,430,011
6.00%, 09/01/53	82,505	84,936,440
6.00%, 10/01/53	19,693	20,188,290
6.00%, 11/01/53	90,245	92,667,003
6.00%, 12/01/53	13,161	13,550,163
6.00%, 01/01/54	41,314	42,361,592
6.00%, 02/01/54	40,617	41,611,120
6.00%, 03/01/54	19,807	20,363,912
6.00%, 04/01/54	48,037	49,413,725
6.00%, 05/01/54	14,702	15,067,277
6.00%, 06/01/54	21,446	21,975,054
6.00%, 07/01/54	22,873	23,525,969
6.00%, 08/01/54	119,864	123,176,704
6.00%, 09/01/54	71,541	73,562,940
6.00%, 09/15/54(i)	346,780	354,273,916
6.00%, 10/01/54	151,490	155,221,207
6.00%, 11/01/54	18,553	19,000,062
6.00%, 01/01/55	18,035	18,483,332
6.00%, 02/01/55	73,816	75,696,168
6.00%, 03/01/55	40,133	41,144,915
6.00%, 04/01/55	51,258	52,510,857
6.00%, 05/01/55	54,892	56,141,883
6.00%, 06/01/55	7,513	7,698,254
6.00%, 07/01/55	13,656	13,951,550
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 08/01/55	$15,134	$15,478,786
6.50%, 08/01/36	18	19,179
6.50%, 09/01/36	127	135,835
6.50%, 10/01/36	18	18,833
6.50%, 12/01/36	30	32,387
6.50%, 07/01/37	31	33,422
6.50%, 08/01/37	1,459	1,568,358
6.50%, 10/01/37	53	57,068
6.50%, 11/01/37	13	14,343
6.50%, 12/01/37	425	454,133
6.50%, 06/01/38	14	15,183
6.50%, 10/01/39	387	415,604
6.50%, 05/01/40	12	13,173
6.50%, 07/01/53	6,292	6,593,073
6.50%, 09/01/53	30,964	32,269,907
6.50%, 10/01/53	68,685	71,835,178
6.50%, 11/01/53	89,284	92,991,599
6.50%, 12/01/53	170,904	178,886,703
6.50%, 01/01/54	78,808	82,436,519
6.50%, 02/01/54	39,033	40,982,970
6.50%, 03/01/54	43,707	45,503,146
6.50%, 04/01/54	16,874	17,591,523
6.50%, 05/01/54	4,796	4,977,315
6.50%, 06/01/54	21,646	22,585,555
6.50%, 07/01/54	16,994	17,762,125
6.50%, 08/01/54	44,609	46,393,194
6.50%, 09/01/54	6,816	7,121,037
6.50%, 09/17/54(i)	148,950	154,352,484
6.50%, 01/01/55	20,718	21,535,340
6.50%, 02/01/55	32,193	33,721,526
6.50%, 03/01/55	3,871	4,046,574
6.50%, 04/01/55	13,938	14,477,998
6.50%, 07/01/55	15,315	15,949,819
7.00%, 04/01/37	463	502,204
		32,361,130,677
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks
1.25%, 12/21/26	180	174,273
2.13%, 12/14/29	70	65,549
3.25%, 11/16/28(b)	25,470	25,199,310
4.25%, 12/10/27	75	75,901
5.50%, 07/15/36	7,900	8,587,608
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	73,453	83,429,390
6.75%, 03/15/31	21,820	25,014,727
Federal National Mortgage Association
0.88%, 08/05/30	17,530	15,296,867
1.88%, 09/24/26	1,285	1,258,168
5.63%, 07/15/37	795	870,523
6.25%, 05/15/29	580	631,740
6.63%, 11/15/30	8,180	9,274,287
7.13%, 01/15/30	10,000	11,365,545
7.25%, 05/15/30	17,396	20,033,087
Tennessee Valley Authority
1.50%, 09/15/31(b)	1,000	864,535
3.50%, 12/15/42	525	426,505
4.63%, 09/15/60	1,000	861,517
4.88%, 05/15/35	4,000	4,105,317
4.88%, 01/15/48	8,035	7,557,867
5.25%, 09/15/39	458	479,881
5.25%, 02/01/55	1,600	1,545,118
Schedule of Investments
112

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
5.50%, 06/15/38	$10,000	$10,693,535
5.88%, 04/01/36	95	105,244
6.15%, 01/15/38	3,553	4,038,192
7.13%, 05/01/30	3,556	4,058,847
Series B, 4.70%, 07/15/33	1,500	1,543,402
		237,556,935
U.S. Government Obligations — 45.1%
U.S. Treasury Note/Bond
0.38%, 07/31/27	119,701	112,565,699
0.38%, 09/30/27	105,000	98,248,829
0.50%, 04/30/27	114,800	108,979,282
0.50%, 05/31/27	108,400	102,666,657
0.50%, 06/30/27	136,901	129,350,054
0.50%, 08/31/27	155,022	145,781,706
0.50%, 10/31/27	202,200	189,230,767
0.63%, 03/31/27	81,600	77,800,500
0.63%, 11/30/27	197,000	184,487,423
0.63%, 12/31/27	187,400	175,028,673
0.63%, 05/15/30	292,641	254,346,183
0.63%, 08/15/30	396,000	341,240,625
0.75%, 08/31/26	244,200	236,807,226
0.75%, 01/31/28	354,825	331,650,492
0.88%, 09/30/26	190,610	184,675,775
0.88%, 11/15/30	263,800	228,702,236
1.00%, 07/31/28	265,704	246,855,623
1.13%, 10/31/26	171,100	165,873,431
1.13%, 02/28/27	40,300	38,796,621
1.13%, 02/29/28	143,340	134,974,768
1.13%, 08/31/28	273,600	254,576,250
1.13%, 02/15/31	257,200	224,668,220
1.13%, 05/15/40	169,599	105,522,378
1.13%, 08/15/40	133,050	81,867,328
1.25%, 11/30/26	214,900	208,318,688
1.25%, 12/31/26	191,230	185,029,966
1.25%, 03/31/28	225,000	212,132,813
1.25%, 04/30/28	245,585	231,156,881
1.25%, 05/31/28	269,485	253,126,420
1.25%, 06/30/28	274,615	257,515,927
1.25%, 09/30/28	317,000	295,528,205
1.25%, 08/15/31	468,900	405,195,541
1.25%, 05/15/50	186,752	88,006,880
1.38%, 10/31/28	241,616	225,703,322
1.38%, 12/31/28	196,730	183,143,334
1.38%, 11/15/31	611,337	528,281,140
1.38%, 11/15/40	284,800	181,426,500
1.38%, 08/15/50	156,410	75,565,581
1.50%, 01/31/27	325,280	315,280,180
1.50%, 11/30/28	284,200	266,082,250
1.50%, 02/15/30	83,185	75,893,315
1.63%, 09/30/26	44,500	43,467,461
1.63%, 10/31/26	76,400	74,513,875
1.63%, 11/30/26	81,200	79,090,703
1.63%, 08/15/29	54,000	50,131,407
1.63%, 05/15/31	390,910	348,001,521
1.63%, 11/15/50	270,359	139,488,553
1.75%, 12/31/26	91,870	89,497,888
1.75%, 01/31/29	214,451	201,768,235
1.75%, 11/15/29	125,000	116,025,391
1.75%, 08/15/41	401,515	265,815,477
1.88%, 02/28/27	178,100	173,341,391
1.88%, 02/28/29	259,200	244,559,251
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.88%, 02/15/32	$447,773	$396,733,877
1.88%, 02/15/41	249,900	171,689,109
1.88%, 02/15/51	497,147	273,430,960
1.88%, 11/15/51	366,985	199,720,118
2.00%, 11/15/26	181,000	177,196,173
2.00%, 11/15/41	213,663	146,459,310
2.00%, 02/15/50	203,854	117,693,717
2.00%, 08/15/51	429,990	242,675,381
2.25%, 02/15/27	161,206	157,855,840
2.25%, 08/15/27	146,750	142,932,208
2.25%, 11/15/27	153,750	149,341,700
2.25%, 05/15/41	321,558	232,978,820
2.25%, 08/15/46	118,960	77,026,600
2.25%, 08/15/49	107,706	66,457,659
2.25%, 02/15/52	252,900	151,186,781
2.38%, 05/15/27	210,870	206,397,249
2.38%, 03/31/29	244,200	234,164,906
2.38%, 05/15/29	191,600	183,412,095
2.38%, 02/15/42	168,134	121,660,712
2.38%, 11/15/49	241,840	153,001,588
2.38%, 05/15/51	249,989	155,305,666
2.50%, 03/31/27	125,200	122,906,297
2.50%, 02/15/45	50,824	35,410,034
2.50%, 02/15/46	144,767	99,255,874
2.50%, 05/15/46	123,517	84,416,150
2.63%, 05/31/27	197,927	194,440,082
2.63%, 02/15/29	211,491	204,799,294
2.63%, 07/31/29	278,779	268,629,702
2.75%, 04/30/27	203,035	200,005,338
2.75%, 07/31/27	209,364	205,920,944
2.75%, 02/15/28	222,702	218,300,157
2.75%, 05/31/29	285,900	277,233,656
2.75%, 08/15/32	407,350	378,199,016
2.75%, 08/15/42	92,186	70,003,744
2.75%, 11/15/42	128,580	97,138,172
2.75%, 08/15/47	219,000	154,155,469
2.75%, 11/15/47	158,550	111,307,055
2.88%, 05/15/28	252,994	248,329,423
2.88%, 08/15/28	219,930	215,582,947
2.88%, 04/30/29	201,320	196,224,088
2.88%, 05/15/32	489,500	459,824,062
2.88%, 05/15/43	121,184	92,630,020
2.88%, 08/15/45	119,644	88,480,477
2.88%, 11/15/46	54,000	39,301,875
2.88%, 05/15/49	42,000	29,695,313
2.88%, 05/15/52	247,083	170,371,450
3.00%, 05/15/42	53,150	42,137,984
3.00%, 11/15/44	99,727	76,088,585
3.00%, 05/15/45	27,414	20,783,239
3.00%, 11/15/45	65,100	49,069,125
3.00%, 02/15/47	116,190	86,252,920
3.00%, 05/15/47	152,118	112,591,088
3.00%, 02/15/48	154,550	113,376,914
3.00%, 08/15/48	161,252	117,688,472
3.00%, 02/15/49	33,660	24,445,285
3.00%, 08/15/52	233,522	165,107,352
3.13%, 08/31/27	239,200	236,929,468
3.13%, 11/15/28	207,515	204,548,185
3.13%, 08/31/29	208,900	204,999,446
3.13%, 11/15/41	53,901	43,920,893
3.13%, 02/15/42	71,800	58,214,094
113
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.13%, 02/15/43	$76,200	$60,745,688
3.13%, 08/15/44	60,519	47,280,469
3.13%, 05/15/48	150,667	112,812,066
3.25%, 06/30/27	293,918	291,862,869
3.25%, 06/30/29	316,525	312,271,695
3.25%, 05/15/42	155,200	127,603,500
3.38%, 09/15/27	326,860	325,353,381
3.38%, 05/15/33	485,819	465,703,057
3.38%, 08/15/42	120,583	100,554,917
3.38%, 05/15/44	84,200	68,596,688
3.38%, 11/15/48	249,432	194,674,193
3.50%, 09/30/26	294,603	293,532,763
3.50%, 01/31/28	234,655	234,123,361
3.50%, 04/30/28	184,772	184,324,506
3.50%, 09/30/29	271,844	270,421,068
3.50%, 01/31/30	278,767	276,894,034
3.50%, 04/30/30	202,861	201,291,998
3.50%, 02/15/33	501,612	486,250,132
3.50%, 02/15/39	24,000	21,630,000
3.63%, 03/31/28	196,026	196,225,090
3.63%, 05/31/28	192,612	192,777,527
3.63%, 08/15/28	50,633	50,700,247
3.63%, 08/31/29	268,674	268,590,039
3.63%, 03/31/30	198,200	197,766,438
3.63%, 09/30/31	155,183	153,449,316
3.63%, 08/15/43	73,600	62,755,500
3.63%, 02/15/44	83,950	71,186,977
3.63%, 02/15/53	252,636	202,227,383
3.63%, 05/15/53	268,228	214,456,668
3.75%, 08/31/26	175,301	175,088,721
3.75%, 04/30/27	212,293	212,525,195
3.75%, 06/30/27	326,913	327,487,651
3.75%, 08/15/27	326,609	327,297,942
3.75%, 04/15/28	246,207	247,149,512
3.75%, 05/15/28	329,879	331,270,677
3.75%, 12/31/28	238,623	239,704,260
3.75%, 05/31/30	184,698	185,188,604
3.75%, 06/30/30	184,750	185,240,742
3.75%, 12/31/30	188,697	188,770,711
3.75%, 08/31/31	191,781	191,076,805
3.75%, 08/15/41	52,000	46,320,625
3.75%, 11/15/43	36,600	31,687,594
3.88%, 03/31/27	93,854	94,103,300
3.88%, 05/31/27	333,077	334,221,952
3.88%, 07/31/27	229,155	230,121,748
3.88%, 10/15/27	332,999	334,716,026
3.88%, 11/30/27	162,801	163,704,038
3.88%, 12/31/27	162,637	163,628,069
3.88%, 03/15/28	275,882	277,864,902
3.88%, 06/15/28	134,260	135,308,906
3.88%, 07/15/28	111,814	112,687,547
3.88%, 09/30/29	280,787	283,287,759
3.88%, 11/30/29	192,418	194,056,560
3.88%, 12/31/29	274,278	276,677,933
3.88%, 04/30/30	292,824	295,317,581
3.88%, 06/30/30	398,270	401,599,290
3.88%, 07/31/30	335,718	338,471,938
3.88%, 08/15/33	532,628	527,135,274
3.88%, 08/15/34	569,018	557,904,367
3.88%, 08/15/40	50,516	46,261,606
3.88%, 02/15/43	184,663	164,061,534
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 05/15/43	$185,341	$164,316,380
4.00%, 01/15/27	250,423	251,205,572
4.00%, 12/15/27	335,547	338,509,253
4.00%, 02/29/28	232,563	234,797,786
4.00%, 06/30/28	200,945	203,189,933
4.00%, 01/31/29	231,306	234,215,397
4.00%, 07/31/29	266,281	269,817,545
4.00%, 10/31/29	278,535	282,343,097
4.00%, 02/28/30	559,636	567,549,606
4.00%, 03/31/30	304,708	308,897,735
4.00%, 05/31/30	409,084	414,804,786
4.00%, 07/31/30	181,844	184,259,116
4.00%, 01/31/31	187,728	189,986,603
4.00%, 04/30/32	160,198	161,149,176
4.00%, 06/30/32	150,000	150,796,875
4.00%, 07/31/32	223,323	224,369,827
4.00%, 02/15/34	576,750	573,505,781
4.00%, 11/15/42	166,665	150,935,991
4.00%, 11/15/52	234,889	201,564,123
4.13%, 10/31/26	320,650	321,677,084
4.13%, 01/31/27	351,903	353,662,515
4.13%, 02/15/27	277,031	278,491,906
4.13%, 02/28/27	382,991	385,190,207
4.13%, 09/30/27	267,000	269,690,861
4.13%, 10/31/27	154,214	155,816,381
4.13%, 11/15/27	325,289	328,770,610
4.13%, 07/31/28	192,105	194,926,542
4.13%, 03/31/29	264,770	269,279,364
4.13%, 10/31/29	298,820	304,259,459
4.13%, 11/30/29	302,584	308,162,892
4.13%, 08/31/30	177,479	180,820,598
4.13%, 03/31/31	181,787	185,025,081
4.13%, 07/31/31	180,913	183,909,372
4.13%, 10/31/31	152,228	154,570,885
4.13%, 11/30/31	146,902	149,117,007
4.13%, 02/29/32	153,207	155,325,566
4.13%, 03/31/32	154,122	156,217,096
4.13%, 05/31/32	157,681	159,701,288
4.13%, 11/15/32	393,696	398,125,080
4.13%, 08/15/44	205,370	186,565,809
4.13%, 08/15/53	295,417	258,766,828
4.25%, 11/30/26	222,304	223,493,673
4.25%, 12/31/26	183,865	184,971,064
4.25%, 03/15/27	298,724	301,092,789
4.25%, 01/15/28	291,530	295,743,521
4.25%, 02/15/28	330,198	335,202,563
4.25%, 02/28/29	464,553	474,279,578
4.25%, 06/30/29	310,552	317,369,588
4.25%, 01/31/30	321,958	329,579,351
4.25%, 02/28/31	191,977	196,626,443
4.25%, 06/30/31	203,146	207,859,623
4.25%, 11/15/34	576,071	579,941,477
4.25%, 05/15/35	507,601	509,345,878
4.25%, 08/15/35	203,366	203,779,087
4.25%, 05/15/39	37,340	36,237,303
4.25%, 11/15/40	28,889	27,561,912
4.25%, 02/15/54	348,118	311,511,217
4.25%, 08/15/54	352,011	314,994,843
4.38%, 12/15/26	249,112	250,931,686
4.38%, 07/15/27	350,738	355,272,934
4.38%, 08/31/28	199,192	203,596,012
Schedule of Investments
114

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.38%, 11/30/28	$238,527	$244,136,113
4.38%, 12/31/29	271,409	279,127,193
4.38%, 11/30/30	171,290	176,468,847
4.38%, 01/31/32	160,915	165,440,734
4.38%, 05/15/34	574,618	585,930,792
4.38%, 02/15/38	32,000	31,900,000
4.38%, 11/15/39	50,933	49,739,258
4.38%, 05/15/40	32,403	31,522,043
4.38%, 05/15/41	15,949	15,368,357
4.38%, 08/15/43	209,492	198,068,139
4.50%, 04/15/27	299,493	303,213,266
4.50%, 05/15/27	299,889	303,895,331
4.50%, 05/31/29	268,734	276,859,006
4.50%, 12/31/31	339,229	351,314,033
4.50%, 11/15/33	546,868	564,043,073
4.50%, 02/15/36	27,685	28,377,125
4.50%, 05/15/38	47,000	47,462,656
4.50%, 08/15/39	50,707	50,318,775
4.50%, 02/15/44	209,249	200,584,784
4.50%, 11/15/54	284,211	265,382,021
4.63%, 09/15/26	260,811	262,858,773
4.63%, 10/15/26	263,056	265,337,190
4.63%, 11/15/26	263,612	266,093,659
4.63%, 06/15/27	288,111	292,849,075
4.63%, 09/30/28	197,522	203,416,797
4.63%, 04/30/29	287,750	297,596,445
4.63%, 09/30/30	182,484	190,082,749
4.63%, 04/30/31	199,727	208,246,605
4.63%, 05/31/31	197,795	206,216,741
4.63%, 02/15/35	567,826	587,345,019
4.63%, 02/15/40	45,950	46,021,797
4.63%, 05/15/44	209,746	204,043,531
4.63%, 11/15/44	201,758	195,768,309
4.63%, 05/15/54	345,976	329,650,257
4.63%, 02/15/55	283,420	270,223,256
4.75%, 02/15/37	21,977	22,856,080
4.75%, 02/15/41	56,158	56,614,284
4.75%, 11/15/43	204,910	203,020,986
4.75%, 02/15/45	169,168	166,656,913
4.75%, 11/15/53	319,670	310,779,178
4.75%, 05/15/55	283,846	276,173,288
4.75%, 08/15/55	105,508	102,688,958
4.88%, 10/31/28	203,733	211,436,654
4.88%, 10/31/30	178,613	188,171,587
4.88%, 08/15/45	8,921	8,931,803
5.00%, 05/15/37	53,658	56,986,473
5.00%, 05/15/45	164,367	167,140,693
5.25%, 11/15/28	29,377	30,774,703
5.25%, 02/15/29	60,090	63,333,921
5.50%, 08/15/28	77,000	81,048,516
6.13%, 08/15/29	14,600	15,902,594
6.25%, 05/15/30	5,000	5,541,797
6.50%, 11/15/26	16,950	17,508,820
6.63%, 02/15/27	28,800	30,006,000
		58,963,972,491
Total U.S. Government & Agency Obligations — 70.1% (Cost: $96,839,560,397)		91,562,660,103
Total Long-Term Investments — 98.7% (Cost: $136,165,806,429)		128,880,765,769
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(j)(k)(l)	3,492,463,952	$3,494,210,184
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.26%(j)(k)(m)	486,996,008	486,996,008
Total Short-Term Securities — 3.0% (Cost: $3,979,616,910)		3,981,206,192
Total Investments Before TBA Sales Commitments — 101.7% (Cost: $140,145,423,339)		132,861,971,961
	Par (000)
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.1)%
Government National Mortgage Association, 6.50%, 09/15/54	$(10,420)	(10,720,989)
Uniform Mortgage-Backed Securities
2.50%, 09/15/55	(23,250)	(19,300,688)
5.50%, 09/15/54	(17,775)	(17,875,069)
6.00%, 09/15/54	(72,275)	(73,836,863)
6.50%, 09/17/54	(21,600)	(22,383,442)
Total TBA Sales Commitments — (0.1)% (Proceeds: $(143,811,605))		(144,117,051)
Total Investments, Net of TBA Sales Commitments — 101.6% (Cost: $140,001,611,734)		132,717,854,910
Liabilities in Excess of Other Assets — (1.6)%		(2,081,427,143)
Net Assets — 100.0%		$130,636,427,767

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Perpetual security with no stated maturity date.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security represents an investment of TBA cash collateral.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
115
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2025
iShares® Core U.S. Aggregate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$3,816,842,038	$—	$(322,758,434)(a)	$271,659	$(145,079)	$3,494,210,184	3,492,463,952	$68,263,778	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	469,507,208	17,488,800 (a)	—	—	—	486,996,008	486,996,008	1,462,471 (b)	—
				$271,659	$(145,079)	$3,981,206,192		$69,726,249	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$541,041,639	$—	$541,041,639
Collateralized Mortgage Obligations	—	1,318,552,917	—	1,318,552,917
Corporate Bonds & Notes	—	31,905,404,134	—	31,905,404,134
Foreign Government Obligations	—	2,994,656,253	—	2,994,656,253
Municipal Debt Obligations	—	558,450,723	—	558,450,723
U.S. Government & Agency Obligations	—	91,562,660,103	—	91,562,660,103
Short-Term Securities
Money Market Funds	3,981,206,192	—	—	3,981,206,192
Liabilities
Investments
TBA Sales Commitments	—	(144,117,051)	—	(144,117,051)
	$3,981,206,192	$128,736,648,718	$—	$132,717,854,910
See notes to financial statements.
Schedule of Investments
116

Statement of Assets and Liabilities (unaudited)
August 31, 2025

iShares Core U.S. Aggregate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$128,880,765,769
Investments, at value—affiliated(c)	3,981,206,192
Cash	13,623,180
Foreign currency, at value(d)	145
Receivables:
Investments sold	774,201,489
Securities lending income—affiliated	202,506
TBA sales commitments	143,811,605
Capital shares sold	2,651,254
Dividends—affiliated	11,317,589
Interest—unaffiliated	1,040,039,282
Total assets	134,847,819,011
LIABILITIES
Cash received as collateral for TBA commitments	6,100,000
Collateral on securities loaned, at value	486,896,008
TBA sales commitments, at value(e)	144,117,051
Payables:
Investments purchased	3,571,214,498
Investment advisory fees	3,063,687
Total liabilities	4,211,391,244
Commitments and contingent liabilities
NET ASSETS	$130,636,427,767
NET ASSETS CONSIST OF
Paid-in capital	$139,699,922,873
Accumulated loss	(9,063,495,106)
NET ASSETS	$130,636,427,767
NET ASSET VALUE
Shares outstanding	1,313,600,000
Net asset value	$99.45
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$136,165,806,429
(b) Securities loaned, at value	$474,926,698
(c) Investments, at cost—affiliated	$3,979,616,910
(d) Foreign currency, at cost	$136
(e) Proceeds from TBA sales commitments	$143,811,605
See notes to financial statements.
117
2025 iShares Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended August 31, 2025

iShares Core U.S. Aggregate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$68,265,937
Interest—unaffiliated	2,446,013,428
Securities lending income—affiliated—net	1,460,312
Other income—unaffiliated	974,008
Total investment income	2,516,713,685
EXPENSES
Investment advisory	19,026,986
Interest expense	102
Total expenses	19,027,088
Less:
Investment advisory fees waived	(1,379,161)
Total expenses after fees waived	17,647,927
Net investment income	2,499,065,758
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(119,850,714)
Investments—affiliated	271,659
In-kind redemptions—unaffiliated(a)	(61,196,105)
(180,775,160)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	474,253,347
Investments—affiliated	(145,079)
Foreign currency translations	15
474,108,283
Net realized and unrealized gain	293,333,123
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,792,398,881
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statement of Operations
118

Statements of Changes in Net Assets

	iShares Core U.S. Aggregate Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,499,065,758	$4,318,320,983
Net realized loss	(180,775,160)	(359,297,543)
Net change in unrealized appreciation (depreciation)	474,108,283	2,474,149,366
Net increase in net assets resulting from operations	2,792,398,881	6,433,172,806
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,455,023,043)(b)	(4,235,969,878)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,771,812,916	21,689,128,006
NET ASSETS
Total increase in net assets	5,109,188,754	23,886,330,934
Beginning of period	125,527,239,013	101,640,908,079
End of period	$130,636,427,767	$125,527,239,013

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
119
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Six Months Ended 08/31/25 (unaudited)	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of period	$99.22	$97.35	$97.33	$110.34	$115.40	$116.32
Net investment income(a)	1.95	3.71	3.23	2.50	1.99	2.38
Net realized and unrealized gain (loss)(b)	0.20	1.82	(0.05)	(13.11)	(5.06)	(0.82)
Net increase (decrease) from investment operations	2.15	5.53	3.18	(10.61)	(3.07)	1.56
Distributions from net investment income(c)	(1.92)(d)	(3.66)	(3.16)	(2.40)	(1.99)	(2.48)
Net asset value, end of period	$99.45	$99.22	$97.35	$97.33	$110.34	$115.40
Total Return(e)
Based on net asset value	2.18%(f)	5.80%	3.32%	(9.67)%(g)	(2.68)%	1.31%
Ratios to Average Net Assets(h)
Total expenses	0.03%(i)	0.03%	0.03%	0.03%	0.04%	0.04%
Total expenses after fees waived	0.03%(i)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	3.94%(i)	3.78%	3.33%	2.48%	1.74%	2.03%
Supplemental Data
Net assets, end of period (000)	$130,636,428	$125,527,239	$101,640,908	$85,719,356	$87,922,461	$85,958,288
Portfolio turnover rate(j)(k)	31%	81%	89%	104%	163%	179%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
120

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
Core U.S. Aggregate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting:  The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market
121
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Notes to Financial Statements
122

Notes to Financial Statements (unaudited) (continued)
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
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Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core U.S. Aggregate Bond
Barclays Bank PLC	$68,087,534	$(68,087,534)	$—	$—
Barclays Capital, Inc.	4,901,551	(4,901,551)	—	—
BMO Capital Markets Corp.	1,583,499	(1,583,499)	—	—
BNP Paribas SA	35,380,673	(35,380,673)	—	—
BofA Securities, Inc.	12,004,623	(12,004,623)	—	—
Citadel Clearing LLC	15,741	(15,741)	—	—
Citigroup Global Markets, Inc.	14,090,926	(14,090,926)	—	—
Deutsche Bank Securities, Inc.	9,877,603	(9,877,603)	—	—
Goldman Sachs & Co. LLC	18,589,030	(18,431,420)	—	157,610(b)
HSBC Securities (USA), Inc.	194,637	(194,637)	—	—
J.P. Morgan Securities LLC	109,640,956	(109,097,920)	—	543,036(b)
Jefferies LLC	10,729,621	(10,729,621)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	7,259,875	(7,259,875)	—	—
Morgan Stanley	36,059,619	(36,059,619)	—	—
National Bank of Canada	36,204,342	(36,204,342)	—	—
Nomura Securities International, Inc.	6,055,508	(6,055,508)	—	—
Pershing LLC	14,406,626	(14,406,626)	—	—
RBC Capital Markets LLC	15,249,860	(15,249,860)	—	—
Scotia Capital (USA), Inc.	7,573,332	(7,573,332)	—	—
Scotia Capital, Inc.	15,107,417	(15,107,417)	—	—
TD Securities (USA) LLC	2,176,619	(2,176,619)	—	—
Toronto-Dominion Bank	4,121,174	(4,121,174)	—	—
UBS AG	31,840	(31,840)	—	—
UBS Securities LLC	328,272	(328,272)	—	—
Wells Fargo Bank N.A.	1,389,276	(1,389,276)	—	—
Wells Fargo Securities LLC	43,866,544	(43,866,544)	—	—
	$474,926,698	$(474,226,052)	$—	$700,646

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of August 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.03%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
Notes to Financial Statements
124

Notes to Financial Statements (unaudited) (continued)
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended August 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Core U.S. Aggregate Bond	$1,379,161
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended August 31, 2025, the Fund paid BTC $436,171 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended August 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core U.S. Aggregate Bond	$36,636,118,766	$35,570,729,469	$2,292,906,322	$2,744,236,161
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2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For the six months ended August 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Aggregate Bond	$6,548,299,754	$2,661,804,503
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of February 28, 2025, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
Core U.S. Aggregate Bond	$(2,013,587,534)

(a)	Amounts available to offset future realized capital gains.
As of August 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. Aggregate Bond	$140,161,933,600	$853,261,344	$(8,153,528,429)	$(7,300,267,085)
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Notes to Financial Statements
126

Notes to Financial Statements (unaudited) (continued)
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 08/31/25		Year Ended 02/28/25
iShares ETF	Shares	Amount	Shares	Amount
Core U.S. Aggregate Bond
Shares sold	84,800,000	$8,333,011,042	282,200,000	$27,698,909,724
Shares redeemed	(36,300,000)	(3,561,198,126)	(61,200,000)	(6,009,781,718)
	48,500,000	$4,771,812,916	221,000,000	$21,689,128,006
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
127
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
128

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
129
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Core U.S. Aggregate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
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Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
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2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
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132

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAP	Subject to Appropriations
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
133
2025 iShares Semi-Annual Financial Statements and Additional Information

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: October 22, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of iShares Trust

Date: October 22, 2025